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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer

Russell Investment Company

1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846
______________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: 206-505-7877

Date of fiscal year end: October 31

Date of reporting period: November 1, 2016 – April 30, 2017

Item 1. Reports to Stockholders

2017 SEMI- ANNUAL REPORT

Russell Investment Company

APRIL 30, 2017

FUND	SHARE CLASS
U.S. Equity Funds	
U.S. Core Equity Fund	A, C, E, I, S, Y
U.S. Defensive Equity Fund	A, C, E, I, S, Y
U.S. Dynamic Equity Fund	A, C, E, I, S, Y
U.S. Strategic Equity Fund	A, C, E, S, T
U.S. Large Cap Equity Fund	A, C, S
U.S. Mid Cap Equity Fund	A, C, S
U.S. Small Cap Equity Fund	A, C, E, I, R6, S, T, Y
International and Global Equity Funds	
International Developed Markets Fund	A, C, E, I, S, T, Y
Global Equity Fund	A, C, E, S, T, Y
Emerging Markets Fund	A, C, E, R6, S, T, Y
Tax-Managed Equity Funds	
Tax-Managed U.S. Large Cap Fund	A, C, E, S, T
Tax-Managed U.S. Mid & Small Cap Fund	A, C, E, S, T
Tax-Managed International Equity Fund	A, C, E, S, T
Fixed Income Funds	
Global Opportunistic Credit Fund	A, C, E, S, T, Y
Unconstrained Total Return Fund	A, C, E, S, T, Y
Strategic Bond Fund	A, C, E, I, R6, S, T, Y
Investment Grade Bond Fund	A, C, E, I, R6, S, T, Y
Short Duration Bond Fund	A, C, E, R6, S, T, Y
Tax-Exempt Fixed Income Funds	
Tax-Exempt High Yield Bond Fund	A, C, E, S, T
Tax-Exempt Bond Fund	A, C, E, S, T
Alternative Funds	
Commodity Strategies Fund	A, C, E, S, T, Y
Global Infrastructure Fund	A, C, E, S, T, Y
Global Real Estate Securities Fund	A, C, E, R6, S, T, Y
Specialty Funds	
Multi-Strategy Income Fund	A, C, E, S, T, Y
Multi-Asset Growth Strategy Fund	S, T
Strategic Call Overwriting Fund	S
Select Equity Funds	
Select U.S. Equity Fund	R6, S,T, Y
Select International Equity Fund	R6, S,T, Y

Russell Investment
Company

Russell Investment Company is a
series investment company with
42 different investment portfolios
referred to as Funds. These
financial statements report on 28
of these Funds.

Russell Investment Company

Semi-annual Report

April 30, 2017 (Unaudited)

Table of Contents

Russell Investment Company

Copyright © Russell Investments 2017. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting https://russellinvestments.com/us/
funds/performance-prices.

Russell Investment Company
U.S. Core Equity Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class A	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2016	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2017	$1,130.20	$1,019.29
November 1, 2016 to April 30, 2017.	Expenses Paid During Period*	$5.86	$5.56

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 1.11%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses
Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class C	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2016	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2017	$1,126.10	$1,015.57
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$9.81	$9.30
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 1.86%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses
Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class E	Performance	expenses)
funds. To do so, compare this 5% hypothetical example with the	Beginning Account Value
	November 1, 2016	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2017	$1,130.30	$1,019.29
	Expenses Paid During Period*	$5.86	$5.56

* Expenses are equal to the Fund's annualized expense ratio of 1.11%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

U.S. Core Equity Fund 3

Russell Investment Company
U.S. Core Equity Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class I	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,131.60	$1,020.88
Expenses Paid During Period*	$4.18	$3.96

* Expenses are equal to the Fund's annualized expense ratio of 0.79%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,131.60	$1,020.58
Expenses Paid During Period*	$4.49	$4.26

* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
March 1, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$996.30	$1,021.52
Expenses Paid During Period*	$1.10	$3.31

* Expenses are equal to the Fund's annualized expense ratio of 0.66%
(representing the 61-day period annualized), multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period since commencement of operations). May reflect amounts waived and/or reimbursed.
Without any waivers and/or reimbursements, expenses would have been higher.
Hypothetical expenses are equal to the Fund’s annualized expense ratio of
0.66% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4 U.S. Core Equity Fund

Russell Investment Company
U.S. Core Equity Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 96.6%			Wal-Mart Stores, Inc.	110,086	8,278
Consumer Discretionary - 13.2%			Walt Disney Co. (The)	61,942	7,161
Aaron's, Inc. Class A	5,400	194	Whirlpool Corp.	8,600	1,597
Amazon.com, Inc.(Æ)	9,141	8,456	Wynn Resorts, Ltd.	1,124	138
AutoZone, Inc.(Æ)	1,746	1,209	Yum China Holdings, Inc.(Æ)	2,344	80
Avon Products, Inc.(Æ)	39,800	193	Yum! Brands, Inc.	2,344	154
Bed Bath & Beyond, Inc.	17,100	663
Brinker International, Inc.	7,900	349			89,636
Cable One, Inc.	490	334
Carnival Corp.	19,018	1,174	Consumer Staples - 6.7%
			Altria Group, Inc.	60,025	4,310
CBS Corp. Class B	26,980	1,796	Archer-Daniels-Midland Co.	27,131	1,241
Chipotle Mexican Grill, Inc. Class A(Æ)	5,271	2,501	Brown-Forman Corp. Class B - ADR	24,100	1,140
Coach, Inc.	59,669	2,350	Bunge, Ltd.	6,900	545
Comcast Corp. Class A	37,592	1,473	Coca-Cola Co. (The)	14,887	642
Costco Wholesale Corp.	13,642	2,421	Colgate-Palmolive Co.	21,452	1,545
Darden Restaurants, Inc.	6,500	554	CVS Health Corp.	44,854	3,698
Dollar Tree, Inc.(Æ)	3,737	309	Dr Pepper Snapple Group, Inc.	13,000	1,191
Domino's Pizza, Inc.	3,450	626	Energizer Holdings, Inc.(Æ)	1,000	71
DR Horton, Inc.	96,893	3,187	General Mills, Inc.	26,669	1,534
Estee Lauder Cos., Inc. (The) Class A	14,900	1,298	JM Smucker Co. (The)	6,890	873
Ford Motor Co.	58,800	674	Kellogg Co.	2,986	212
General Motors Co.	80,246	2,779	Kimberly-Clark Corp.	9,827	1,275
Goodyear Tire & Rubber Co. (The)	18,806	681	Kraft Heinz Co. (The)	29,001	2,621
Hanesbrands, Inc.	27,674	604	Mondelez International, Inc. Class A	116,378	5,241
Hilton Worldwide Holdings, Inc.	3,400	200	PepsiCo, Inc.	32,328	3,664
Home Depot, Inc. (The)	11,274	1,760	Philip Morris International, Inc.	83,752	9,284
IMAX Corp.(Æ)	73,134	2,231	Procter & Gamble Co. (The)	11,478	1,002
John Wiley & Sons, Inc. Class A	3,000	158	Sysco Corp.	12,504	661
Kohl's Corp.	6,892	269	Tyson Foods, Inc. Class A	22,400	1,439
Lennar Corp. Class A	3,177	160	United Natural Foods, Inc.(Æ)	4,800	199
Live Nation Entertainment, Inc.(Æ)	4,800	154	Walgreens Boots Alliance, Inc.	5,525	478
Lowe's Cos., Inc.	33,657	2,857	Whole Foods Market, Inc.	68,499	2,491
Macy's, Inc.	6,750	197
Marriott International, Inc. Class A	4,728	446			45,357
McDonald's Corp.	18,181	2,544
MGM Resorts International	77,314	2,374	Energy - 6.9%
Michaels Cos., Inc. (The)(Æ)	14,500	339	Anadarko Petroleum Corp.	26,117	1,489
Nike, Inc. Class B	71,929	3,986	Apache Corp.	18,489	899
Nordstrom, Inc.	4,840	234	BP PLC - ADR	173,541	5,957
Norwegian Cruise Line Holdings, Ltd.(Æ)	12,236	660	Canadian Natural Resources, Ltd.	58,096	1,852
NVR, Inc.(Æ)	694	1,465	Chevron Corp.	60,940	6,502
Priceline Group, Inc. (The)(Æ)	1,568	2,896	ConocoPhillips	74,090	3,549
PulteGroup, Inc.	38,758	879	Core Laboratories NV	20,167	2,235
Ralph Lauren Corp. Class A	664	54	Devon Energy Corp.	22,833	902
Royal Caribbean Cruises, Ltd.	3,900	416	Energen Corp.(Æ)	5,100	265
Scripps Networks Interactive, Inc. Class A	3,712	277	Ensco PLC Class A	19,500	154
Service Corp. International	2,272	73	EOG Resources, Inc.	7,700	712
Starbucks Corp.	64,886	3,897	Exxon Mobil Corp.	116,764	9,535
Target Corp.	49,465	2,763	Halliburton Co.	5,400	248
Thomson Reuters Corp.	3,987	181	Magna International, Inc. Class A	18,449	771
Time Warner, Inc.	28,017	2,781	National Oilwell Varco, Inc.	11,200	392
Time, Inc.	1,000	15	Noble Corp. PLC	55,700	267
TJX Cos., Inc.	24,244	1,907	Occidental Petroleum Corp.	55,402	3,409
Toll Brothers, Inc.	8,716	314	Oceaneering International, Inc.	11,761	310
Toyota Motor Corp. - ADR	4,201	454	PBF Energy, Inc. Class A	47,100	1,051
Tractor Supply Co.	12,500	774	Phillips 66	45,558	3,624
Viacom, Inc. Class B	3,591	153	Pioneer Natural Resources Co.	2,700	467
Visteon Corp.(Æ)	5,200	535	Schlumberger, Ltd.	21,094	1,531
			Valero Energy Corp.	10,500	678

See accompanying notes which are an integral part of the financial statements.

U.S. Core Equity Fund 5

Russell Investment Company
U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
World Fuel Services Corp.	5,000	184	MetLife, Inc.	15,179	786
		46,983	Morgan Stanley	26,937	1,168
			Navient Corp.	11,891	181
Financial Services - 19.8%			New York Community Bancorp, Inc.	10,954	146
Aflac, Inc.	4,371	327	Northern Trust Corp.	1,276	115
AGNC Investment Corp.	30,476	642	OneMain Holdings, Inc.(Æ)	13,740	320
Alleghany Corp.(Æ)	710	434	PNC Financial Services Group, Inc. (The)	37,635	4,507
Alliance Data Systems Corp.	9,268	2,314	Popular, Inc.	20,069	841
Allstate Corp. (The)	35,724	2,904	Progressive Corp. (The)	43,600	1,732
Ally Financial, Inc.	21,600	428	Prologis, Inc.(ö)	10,657	580
American Express Co.	52,600	4,169	Prudential Financial, Inc.	7,684	822
American International Group, Inc.	33,098	2,016	Public Storage(ö)	1,744	365
Ameriprise Financial, Inc.	1,274	163	Quality Care Properties, Inc.(Æ)(ö)	1,081	19
Aspen Insurance Holdings, Ltd.	18,700	979	Radian Group, Inc.	22,062	372
Assurant, Inc.	3,150	303	Regions Financial Corp.	33,113	455
Assured Guaranty, Ltd.	5,700	217	Reinsurance Group of America, Inc. Class A	10,400	1,300
Bank of America Corp.	363,738	8,490	Retail Properties of America, Inc. Class A(ö)	10,600	141
Bank of New York Mellon Corp. (The)	4,700	221	Santander Consumer USA Holdings, Inc.(Æ)	74,378	948
BB&T Corp.	8,654	374	Signature Bank(Æ)	1,604	222
Berkshire Hathaway, Inc. Class B(Æ)	27,755	4,585	Simon Property Group, Inc.(ö)	12,034	1,989
Blackstone Group, LP (The)	49,906	1,539	SL Green Realty Corp.(ö)	4,390	461
BNP Paribas - ADR	26,291	929	State Street Corp.	77,607	6,510
Camden Property Trust(ö)	8,000	659	SunTrust Banks, Inc.	33,563	1,907
Capital One Financial Corp.	7,400	595	Synchrony Financial	51,985	1,445
CBOE Holdings, Inc.	12,000	989	TFS Financial Corp.	16,358	271
Chubb, Ltd.	3,167	435	Travelers Cos., Inc. (The)	20,482	2,492
Citigroup, Inc.	100,202	5,924	Two Harbors Investment Corp.(ö)	52,262	522
Citizens Financial Group, Inc.	26,444	971	US Bancorp	44,811	2,298
CME Group, Inc. Class A	2,128	247	Visa, Inc. Class A	69,225	6,315
Comerica, Inc.	13,100	926	Voya Financial, Inc.	45,552	1,703
Cullen/Frost Bankers, Inc.	2,763	261	Wells Fargo & Co.	158,010	8,508
DDR Corp.(ö)	21,100	228	White Mountains Insurance Group, Ltd.	290	249
Discover Financial Services	14,300	895	XL Group, Ltd.	100,300	4,197
Dun & Bradstreet Corp. (The)	3,000	329			134,147
E*Trade Financial Corp.(Æ)	9,000	311
East West Bancorp, Inc.	8,500	461	Health Care - 11.7%
Equinix, Inc.(ö)	5,931	2,477	Abbott Laboratories	14,274	623
Equity Residential(ö)	14,956	966	AbbVie, Inc.	13,274	875
Everest Re Group, Ltd.	1,140	287	Allergan PLC(Æ)	1,708	417
Fifth Third Bancorp	17,498	427	Allscripts Healthcare Solutions, Inc.(Æ)	7,350	88
First Data Corp. Class A(Æ)	36,305	567	Alnylam Pharmaceuticals, Inc.(Æ)	21,779	1,167
FleetCor Technologies, Inc.(Æ)	21,218	2,995	Amgen, Inc.	2,482	405
Franklin Resources, Inc.	4,503	194	Anthem, Inc.	25,532	4,542
GGP, Inc.(Æ)	21,140	457	Baxter International, Inc.	43,512	2,423
Goldman Sachs Group, Inc. (The)	14,039	3,142	Becton Dickinson and Co.	1,854	347
Hartford Financial Services Group, Inc.	18,319	886	Biogen, Inc.(Æ)	1,443	391
HCP, Inc.(ö)	56,406	1,768	Bioverativ, Inc.(Æ)	721	42
Huntington Bancshares, Inc.	20,642	265	Bristol-Myers Squibb Co.	7,186	403
Intercontinental Exchange, Inc.	3,941	237	Cardinal Health, Inc.	24,500	1,778
JPMorgan Chase & Co.	93,053	8,095	Celgene Corp.(Æ)	3,656	454
KeyCorp	103,422	1,886	Centene Corp.(Æ)	2,800	208
KKR & Co., LP	106,074	2,013	Cerner Corp.(Æ)	46,083	2,984
Lincoln National Corp.	6,600	435	Cigna Corp.	8,250	1,290
Loews Corp.	78,100	3,641	Eli Lilly & Co.	18,361	1,507
M&T Bank Corp.	9,717	1,511	Envision Healthcare Corp.(Æ)	35,799	2,006
Marsh & McLennan Cos., Inc.	5,020	372	Exact Sciences Corp.(Æ)	19,620	589
MasterCard, Inc. Class A	29,008	3,374	Express Scripts Holding Co.(Æ)	33,562	2,059

See accompanying notes which are an integral part of the financial statements.

6 U.S. Core Equity Fund

Russell Investment Company
U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Gilead Sciences, Inc.	16,590	1,138	Chicago Bridge & Iron Co.	13,747	414
Horizon Pharma PLC(Æ)	37,967	584	Cummins, Inc.	1,104	167
Humana, Inc.	10,644	2,363	Danaher Corp.	49,228	4,102
Jazz Pharmaceuticals PLC(Æ)	2,584	412	Deere & Co.	5,465	610
Johnson & Johnson	82,267	10,157	Delphi Automotive PLC	28,612	2,300
LifePoint Health, Inc.(Æ)	2,300	143	Delta Air Lines, Inc.	96,049	4,365
Magellan Health, Inc.(Æ)	2,500	172	Eaton Corp. PLC	8,990	680
Mallinckrodt PLC(Æ)	15,309	718	EMCOR Group, Inc.	7,500	493
Masimo Corp.(Æ)	4,700	483	Emerson Electric Co.	5,240	316
Medtronic PLC	58,244	4,840	FedEx Corp.	16,809	3,189
Merck & Co., Inc.	125,568	7,828	Fluor Corp.	25,206	1,294
Mylan NV(Æ)	39,475	1,474	General Dynamics Corp.	1,575	305
Novo Nordisk A/S - ADR	65,905	2,549	General Electric Co.	25,793	748
Pfizer, Inc.	189,286	6,420	Honeywell International, Inc.	21,966	2,880
Quintiles Transnational Holdings, Inc.(Æ)	2,545	214	Hub Group, Inc. Class A(Æ)	5,400	211
Regeneron Pharmaceuticals, Inc.(Æ)	6,486	2,520	Illinois Tool Works, Inc.	2,465	340
Sanofi - ADR	47,100	2,228	Insperity, Inc.	1,300	119
Stryker Corp.	11,612	1,583	Jacobs Engineering Group, Inc.	12,900	708
Thermo Fisher Scientific, Inc.	17,649	2,918	JB Hunt Transport Services, Inc.	18,991	1,703
UnitedHealth Group, Inc.	31,696	5,542	Johnson Controls International PLC	84,849	3,527
WellCare Health Plans, Inc.(Æ)	1,450	222	Kansas City Southern	26,922	2,425
		79,106	L-3 Technologies, Inc.	3,600	618
			Landstar System, Inc.	12,640	1,080
Materials and Processing - 2.9%			Lockheed Martin Corp.	1,140	307
Air Products & Chemicals, Inc.	1,775	249	ManpowerGroup, Inc.	13,700	1,383
AptarGroup, Inc.	7,000	562	Navistar International Corp.(Æ)	5,600	151
Celanese Corp. Class A	19,200	1,671	Norfolk Southern Corp.	21,800	2,561
Crown Holdings, Inc.(Æ)	15,620	876	Northrop Grumman Corp.	1,122	276
Dow Chemical Co. (The)	61,558	3,866	Raytheon Co.	29,573	4,590
Eastman Chemical Co.	10,719	855	Rockwell Automation, Inc.	17,567	2,764
Ecolab, Inc.	26,388	3,406	Snap-on, Inc.	12,443	2,085
EI du Pont de Nemours & Co.	45,853	3,658	Southwest Airlines Co.	48,500	2,727
Louisiana-Pacific Corp.(Æ)	21,488	553	Stanley Black & Decker, Inc.	15,700	2,138
LyondellBasell Industries NV Class A	8,392	711	Terex Corp.	3,500	122
Monsanto Co.	2,019	235	Textron, Inc.	14,850	693
NewMarket Corp.	460	217	Trimble Navigation, Ltd.(Æ)	45,718	1,620
PPG Industries, Inc.	3,124	343	Union Pacific Corp.	40,287	4,510
Praxair, Inc.	1,238	155	United Continental Holdings, Inc.(Æ)	4,884	343
Reliance Steel & Aluminum Co.	8,278	652	United Parcel Service, Inc. Class B	10,168	1,092
Sherwin-Williams Co. (The)	3,430	1,148	United Technologies Corp.	33,735	4,014
Silgan Holdings, Inc.	2,700	164	Wabtec Corp.	28,448	2,387
WestRock Co.	1,526	82	Waste Management, Inc.	3,559	259
			WESCO International, Inc.(Æ)	4,000	244
		19,403	WW Grainger, Inc.	5,023	968
			Xerox Corp.	64,600	464
Producer Durables - 12.6%			Xylem, Inc.	46,605	2,396
3M Co.	3,479	681
Accenture PLC Class A	589	71			85,205
Adient PLC	23,574	1,734
AECOM(Æ)	84,494	2,891	Technology - 17.2%
AerCap Holdings NV(Æ)	29,425	1,354	Adobe Systems, Inc.(Æ)	17,656	2,361
AGCO Corp.	16,740	1,071	Alphabet, Inc. Class A(Æ)	3,319	3,069
American Airlines Group, Inc.	41,978	1,789	Alphabet, Inc. Class C(Æ)	14,382	13,028
Ametek, Inc.	1,742	100	Anixter International, Inc.(Æ)	500	41
Automatic Data Processing, Inc.	27,169	2,839	Apple, Inc.	89,061	12,792
Babcock & Wilcox Co. (The) Class W(Æ)	8,900	438	ARRIS International PLC(Æ)	15,500	403
Boeing Co. (The)	7,964	1,472	Arrow Electronics, Inc.(Æ)	14,200	1,001
Carlisle Cos., Inc.	756	77	ASML Holding NV Class G	17,996	2,373

See accompanying notes which are an integral part of the financial statements.

U.S. Core Equity Fund 7

Russell Investment Company
U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($) or	Value			Amount ($) or		Value
	Shares	$			Shares		$
Aspen Technology, Inc.(Æ)	7,100	437		Duke Energy Corp.	34,499		2,846
Autodesk, Inc.(Æ)	20,545	1,850		Edison International	6,600		528
Avnet, Inc.	38,755	1,499		Entergy Corp.	53,900		4,110
Broadcom, Ltd.	10,882	2,403		Eversource Energy	16,200		962
Cadence Design Systems, Inc.(Æ)	40,600	1,322		Exelon Corp.	15,400		533
Cavium, Inc.(Æ)	23,950	1,649		NextEra Energy, Inc.	14,515		1,939
Cirrus Logic, Inc.(Æ)	3,600	232		NiSource, Inc.	36,200		878
Cisco Systems, Inc.	64,115	2,184		PG&E Corp.	23,027		1,544
Cognizant Technology Solutions Corp. Class				Pinnacle West Capital Corp.	9,100		774
A	6,613	398		Public Service Enterprise Group, Inc.	6,500		286
Dell Technologies, Inc. Class V(Æ)	5,800	389		Southern Co. (The)	18,679		930
DXC Technology Co.	31,699	2,388		T-Mobile US, Inc.(Æ)	35,910		2,416
F5 Networks, Inc.(Æ)	3,160	408		US Cellular Corp.(Æ)	3,000		118
Facebook, Inc. Class A(Æ)	51,114	7,680		Verizon Communications, Inc.	100,692		4,623
Finisar Corp.(Æ)	11,500	263					37,567
FireEye, Inc.(Æ)	6,500	81

Gartner, Inc.(Æ)	12,200	1,392		Total Common Stocks
Harris Corp.	13,188	1,476
Hewlett Packard Enterprise Co.	10,900	203		(cost $528,111)			654,196
HP, Inc.	22,500	423
Insight Enterprises, Inc.(Æ)	1,140	48		Short-Term Investments - 3.7%
Intel Corp.	150,140	5,428		U.S. Cash Management Fund	24,138,086	(8)	24,143
International Business Machines Corp.	22,780	3,652		United States Treasury Bills
Intuit, Inc.	10,820	1,355		0.010% due 08/03/17(~)(§)	1,100		1,098
IPG Photonics Corp.(Æ)	4,536	573		Total Short-Term Investments
Jabil Circuit, Inc.	4,500	131		(cost $25,239)			25,241
Juniper Networks, Inc.	49,300	1,482

Marvell Technology Group, Ltd.	191,444	2,876		Total Investments 100.3%
Micron Technology, Inc.(Æ)	69,518	1,924
Microsoft Corp.	108,365	7,419		(identified cost $553,350)			679,437
NetApp, Inc.	15,600	622
Nuance Communications, Inc.(Æ)	22,400	401		Other Assets and Liabilities, Net
Oracle Corp.	210,247	9,453	-	(0.3%)			(1,868)
QUALCOMM, Inc.	109,439	5,881		Net Assets - 100.0%			677,569
Red Hat, Inc.(Æ)	29,945	2,638
Salesforce.com, Inc.(Æ)	37,699	3,247
SAP SE - ADR	24,449	2,449
Synaptics, Inc.(Æ)	10,400	570
SYNNEX Corp.	860	93
Synopsys, Inc.(Æ)	18,600	1,371
Tableau Software, Inc. Class A(Æ)	3,200	172
Tech Data Corp.(Æ)	8,400	803
Texas Instruments, Inc.	5,336	423
Twitter, Inc.(Æ)	12,200	201
Viavi Solutions, Inc. Class W(Æ)	86,400	864
Zynga, Inc. Class A(Æ)	336,100	971
		116,792

Utilities - 5.6%
American Electric Power Co., Inc.	29,429	1,997
American Water Works Co., Inc.	6,600	526
AT&T, Inc.	245,631	9,734
Calpine Corp.(Æ)	46,999	479
CMS Energy Corp.	4,000	182
Consolidated Edison, Inc.	11,500	912
Dominion Resources, Inc.	9,507	736
DTE Energy Co.	4,910	514

See accompanying notes which are an integral part of the financial statements.

8 U.S. Core Equity Fund

Russell Investment Company
U.S. Core Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
			Number of	Notional		Expiration	(Depreciation)
			Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures			85	USD	10,117	06/17	135
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							135

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)		Total	% of Net Assets
Common Stocks
Consumer Discretionary	$89,636	$—	$—		$—	$89,636	13.2
Consumer Staples	45,357	—	—		—	45,357	6.7
Energy	46,983	—	—		—	46,983	6.9
Financial Services	134,147	—	—		—	134,147	19.8
Health Care	79,106	—	—		—	79,106	11.7
Materials and Processing	19,403	—	—		—	19,403	2.9
Producer Durables	85,205	—	—		—	85,205	12.6
Technology	116,792	—	—		—	116,792	17.2
Utilities	37,567	—	—		—	37,567	5.6
Short-Term Investments	—	1,098	—		24,143	25,241	3.7
Total Investments	654,196	1,098	—		24,143	679,437	100.3
Other Assets and Liabilities, Net							(0.3)
							100.0
Other Financial Instruments
Assets
Futures Contracts	135	—	—		—	135	—*
Total Other Financial Instruments**	$135	$—	$—		$—	$135

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Core Equity Fund 9

Russell Investment Company
U.S. Core Equity Fund

Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$135

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$2,069

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$506

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

10 U.S. Core Equity Fund

Russell Investment Company
U.S. Core Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
Gross	Net Amounts
Amounts	of Liabilities
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$27	$	— $	27
Total Financial and Derivative Liabilities	27	—	27
Financial and Derivative Liabilities not subject to a netting agreement	(27)	—	(27)
Total Financial and Derivative Liabilities subject to a netting agreement	$—	$	— $	—

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Core Equity Fund 11

Russell Investment Company
U.S. Core Equity Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$553,350
Investments, at fair value(>)	679,437
Receivables:
Dividends and interest	551
Dividends from affiliated funds	17
Investments sold	3,488
Fund shares sold	134
Prepaid expenses	7
Total assets	683,634

Liabilities
Payables:
Investments purchased	4,470
Fund shares redeemed	907
Accrued fees to affiliates	466
Other accrued expenses	195
Variation margin on futures contracts	27
Total liabilities	6,065

Net Assets	$677,569

See accompanying notes which are an integral part of the financial statements.

12 U.S. Core Equity Fund

Russell Investment Company
U.S. Core Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$323
Accumulated net realized gain (loss)	49,591
Unrealized appreciation (depreciation) on:
Investments	126,087
Futures contracts	135
Shares of beneficial interest	209
Additional paid-in capital	501,224
Net Assets	$677,569

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$32.57
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$34.56
Class A — Net assets	$30,566,772
Class A — Shares outstanding ($.01 par value)	938,427
Net asset value per share: Class C(#)	$31.86
Class C — Net assets	$42,452,515
Class C — Shares outstanding ($.01 par value)	1,332,516
Net asset value per share: Class E(#)	$32.63
Class E — Net assets	$4,708,752
Class E — Shares outstanding ($.01 par value)	144,327
Net asset value per share: Class I(#)	$32.48
Class I — Net assets	$315,611,147
Class I — Shares outstanding ($.01 par value)	9,716,348
Net asset value per share: Class S(#)	$32.50
Class S — Net assets	$250,968,923
Class S — Shares outstanding ($.01 par value)	7,722,642
Net asset value per share: Class Y(#)	$32.47
Class Y — Net assets	$33,260,727
Class Y — Shares outstanding ($.01 par value)	1,024,302
Amounts in thousands
(>) Investments in affiliates, U.S. Cash Management Fund	$24,143

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

U.S. Core Equity Fund 13

Russell Investment Company
U.S. Core Equity Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$6,359
Dividends from affiliated funds	88
Interest	3
Total investment income	6,450

Expenses
Advisory fees	1,886
Administrative fees	166
Custodian fees	91
Distribution fees - Class A	38
Distribution fees - Class C	160
Transfer agent fees - Class A	30
Transfer agent fees - Class C	43
Transfer agent fees - Class E	6
Transfer agent fees - Class I	249
Transfer agent fees - Class S	257
Transfer agent fees - Class Y	—**
Professional fees	39
Registration fees	47
Shareholder servicing fees - Class C	53
Shareholder servicing fees - Class E	8
Trustees’ fees	12
Printing fees	24
Miscellaneous	12
Expenses before reductions	3,121
Expense reductions	(39)
Net expenses	3,082
Net investment income (loss)	3,368

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	54,263
Futures contracts	2,069
Net realized gain (loss)	56,332
Net change in unrealized appreciation (depreciation) on:
Investments	25,592
Futures contracts	506
Net change in unrealized appreciation (depreciation)	26,098
Net realized and unrealized gain (loss)	82,430
Net Increase (Decrease) in Net Assets from Operations	$85,798

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

14 U.S. Core Equity Fund

Russell Investment Company
U.S. Core Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,368	$9,925
Net realized gain (loss)	56,332	64,213
Net change in unrealized appreciation (depreciation)	26,098	(56,455)
Net increase (decrease) in net assets from operations	85,798	17,683

Distributions
From net investment income
Class A	(107)	(335)
Class C	(31)	(170)
Class E	(21)	(80)
Class I	(1,799)	(5,560)
Class S	(1,348)	(4,007)
Class Y	(52)	—
From net realized gain
Class A	(2,622)	(6,287)
Class C	(3,861)	(9,369)
Class E	(620)	(1,460)
Class I	(31,119)	(86,408)
Class S	(23,027)	(64,637)
Net decrease in net assets from distributions	(64,607)	(178,313)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(32,805)	(100,399)
Total Net Increase (Decrease) in Net Assets	(11,614)	(261,029)

Net Assets
Beginning of period	689,183	950,212
End of period	$677,569	$689,183
Undistributed (overdistributed) net investment income included in net assets	$323	$313

See accompanying notes which are an integral part of the financial statements.

U.S. Core Equity Fund 15

Russell Investment Company
U.S. Core Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:
	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	40	$1,281	89	$2,824
Proceeds from reinvestment of distributions	87	2,695	217	6,553
Payments for shares redeemed	(93)	(2,967)	(297)	(9,325)
Net increase (decrease)	34	1,009	9	52
Class C
Proceeds from shares sold	50	1,551	62	1,902
Proceeds from reinvestment of distributions	126	3,804	317	9,385
Payments for shares redeemed	(198)	(6,192)	(345)	(10,587)
Net increase (decrease)	(22)	(837)	34	700
Class E
Proceeds from shares sold	2	68	11	341
Proceeds from reinvestment of distributions	21	636	50	1,527
Payments for shares redeemed	(96)	(3,056)	(45)	(1,391)
Net increase (decrease)	(73)	(2,352)	16	477
Class I
Proceeds from shares sold	116	3,702	482	14,832
Proceeds from reinvestment of distributions	1,053	32,511	3,004	90,513
Payments for shares redeemed	(2,566)	(82,383)	(5,283)	(167,193)
Net increase (decrease)	(1,397)	(46,170)	(1,797)	(61,848)
Class S
Proceeds from shares sold	218	6,912	466	14,530
Proceeds from reinvestment of distributions	770	23,802	2,228	67,163
Payments for shares redeemed	(1,515)	(48,378)	(3,857)	(121,473)
Net increase (decrease)	(527)	(17,664)	(1,163)	(39,780)
Class Y(1)
Proceeds from shares sold	1,034	33,527	—	—
Proceeds from reinvestment of distributions	2	52	—	—
Payments for shares redeemed	(12)	(370)	—	—
Net increase (decrease)	1,024	33,209	—	—
Total increase (decrease)	(961)	$(32,805)	(2,901)	$(100,399)

(1) For the period March 1, 2017 (commencement of operations) to April 30, 2017.

See accompanying notes which are an integral part of the financial statements.

16 U.S. Core Equity Fund

(This page intentionally left blank)

Russell Investment Company
U.S. Core Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2017*	31.65	.12	3.84	3.96	(.12)	(2.92)
October 31, 2016	38.50	.34	.45	.79	(.37)	(7.27)
October 31, 2015	43.30	.31	1.44	1.75	(.44)	(6.11)
October 31, 2014	38.17	.39	5.12	5.51	(.38)	—
October 31, 2013	30.29	.31	7.88	8.19	(.31)	—
October 31, 2012	27.08	.21	3.23	3.44	(.23)	—

Class C
April 30, 2017*	31.05	— (f)	3.76	3.76	(.03)	(2.92)
October 31, 2016	37.90	.10	.45	.55	(.13)	(7.27)
October 31, 2015	42.78	.02	1.42	1.44	(.21)	(6.11)
October 31, 2014	37.78	.08	5.07	5.15	(.15)	—
October 31, 2013	30.01	.05	7.80	7.85	(.08)	—
October 31, 2012	26.89	(.01)	3.20	3.19	(.07)	—

Class E
April 30, 2017*	31.69	.13	3.84	3.97	(.11)	(2.92)
October 31, 2016	38.53	.34	.46	.80	(.37)	(7.27)
October 31, 2015	43.33	.31	1.43	1.74	(.43)	(6.11)
October 31, 2014	38.17	.40	5.13	5.53	(.37)	—
October 31, 2013	30.29	.32	7.87	8.19	(.31)	—
October 31, 2012	27.06	.23	3.21	3.44	(.21)	—

Class I
April 30, 2017*	31.58	.17	3.82	3.99	(.17)	(2.92)
October 31, 2016	38.42	.45	.46	.91	(.48)	(7.27)
October 31, 2015	43.24	.44	1.43	1.87	(.58)	(6.11)
October 31, 2014	38.10	.52	5.13	5.65	(.51)	—
October 31, 2013	30.24	.42	7.86	8.28	(.42)	—
October 31, 2012	27.04	.31	3.22	3.53	(.33)	—

Class S
April 30, 2017*	31.60	.16	3.83	3.99	(.17)	(2.92)
October 31, 2016	38.45	.42	.45	.87	(.45)	(7.27)
October 31, 2015	43.26	.41	1.43	1.84	(.54)	(6.11)
October 31, 2014	38.12	.49	5.13	5.62	(.48)	—
October 31, 2013	30.26	.39	7.86	8.25	(.39)	—
October 31, 2012	27.04	.28	3.23	3.51	(.29)	—

Class Y
April 30, 2017(h)	32.22	— (f)	.33	.33	(.08)	—
October 31, 2016(j)	—	—	—	—	—	—
October 31, 2015	43.19	.26	2.13	2.39	(.38)	(6.11)
October 31, 2014	38.06	.58	5.11	5.69	(.56)	—
October 31, 2013	30.21	.46	7.85	8.31	(.46)	—
October 31, 2012	27.02	.33	3.23	3.56	(.37)	—

See accompanying notes which are an integral part of the financial statements.

18 U.S. Core Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(l)	Net Assets(d)(e)	Turnover Rate(b)(k)

(3.04)	32.57	13.02	30,567	1.11	1.11	.76	56
(7.64)	31.65	3.15	28,620	1.08	1.08	1.07	73
(6.55)	38.50	4.17	34,474	1.09	1.09	.79	90
(.38)	43.30	14.49	36,334	1.08	1.08	.95	73
(.31)	38.17	27.19	33,491	1.07	1.07	.90	97
(.23)	30.29	12.73	29,349	1.07	1.07	.72	117

(2.95)	31.86	12.61	42,453	1.86	1.86	.02	56
(7.40)	31.05	2.42	42,062	1.83	1.83	.32	73
(6.32)	37.90	3.39	50,046	1.84	1.84	.04	90
(.15)	42.78	13.66	54,530	1.83	1.83	.21	73
(.08)	37.78	26.23	55,105	1.82	1.82	.16	97
(.07)	30.01	11.89	53,222	1.82	1.82	(.02)	117

(3.03)	32.63	13.03	4,709	1.11	1.11	.80	56
(7.64)	31.69	3.18	6,889	1.08	1.08	1.07	73
(6.54)	38.53	4.14	7,752	1.09	1.09	.80	90
(.37)	43.33	14.52	11,449	1.08	1.08	.97	73
(.31)	38.17	27.18	19,657	1.07	1.06	.95	97
(.21)	30.29	12.78	25,075	1.07	1.02	.81	117

(3.09)	32.48	13.16	315,610.81		.79	1.10	56
(7.75)	31.58	3.54	350,921.75		.75	1.41	73
(6.69)	38.42	4.48	496,057.76		.76	1.12	90
(.51)	43.24	14.90	572,064.75		.75	1.28	73
(.42)	38.10	27.59	579,477.74		.74	1.23	97
(.33)	30.24	13.13	597,630.74		.74	1.07	117

(3.09)	32.50	13.16	250,969.87		.85	1.03	56
(7.72)	31.60	3.43	260,691.83		.83	1.33	73
(6.65)	38.45	4.42	361,883.84		.84	1.04	90
(.48)	43.26	14.80	428,952.83		.83	1.20	73
(.39)	38.12	27.51	450,265.82		.82	1.15	97
(.29)	30.26	13.01	440,333.82		.82	.99	117

(.08)	32.47	(.37)	33,261.66		.66	.61	56
—	—	—	—	—	—	—	—
(6.49)	39.09	5.88	12,557.64		.64	1.30	90
(.56)	43.19	15.02	707,630.63		.63	1.42	73
(.46)	38.06	27.74	989,520.62		.62	1.35	97
(.37)	30.21	13.24	1,031,582.64		.64	1.16	117

See accompanying notes which are an integral part of the financial statements.

U.S. Core Equity Fund 19

Russell Investment Company
U.S. Core Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$305,709
Administration fees	26,822
Distribution fees	32,216
Shareholder servicing fees	9,609
Transfer agent fees	87,561
Trustee fees	4,322
$466,239

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U.S. Cash Management Fund	$32,275	$147,782	$155,917	$6	$(3)	$24,143	$88	$—
	$32,275	$147,782	$155,917	$6	$(3)	$24,143	$88	$—

Federal Income Taxes (Unaudited)

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$558,031,844
Unrealized Appreciation	$131,468,438
Unrealized Depreciation	(10,063,414)
Net Unrealized Appreciation (Depreciation)	$121,405,024

See accompanying notes which are an integral part of the financial statements.

20 U.S. Core Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2016	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2017	$1,110.10	$1,018.05
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$7.12	$6.80
Fund is from November 1, 2015 to April 30, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 1.36%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period).
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class C	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	April 30, 2017	$1,105.90	$1,014.33
the expenses you paid on your account during this period.	Expenses Paid During Period*	$11.02	$10.54

Hypothetical Example for Comparison Purposes	* Expenses are equal to the Fund's annualized expense ratio of 2.11%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
Performance (5% return before expenses)” provides information	year period).
about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
		Actual	return before
actual return. The hypothetical account values and expenses	Class E	Performance	expenses)
may not be used to estimate the actual ending account balance or	Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2016	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
	April 30, 2017	$1,110.20	$1,018.05
funds. To do so, compare this 5% hypothetical example with the	Expenses Paid During Period*	$7.12	$6.80
5% hypothetical examples that appear in the shareholder reports
of other funds.	* Expenses are equal to the Fund's annualized expense ratio of 1.36%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

U.S. Defensive Equity Fund 21

Russell Investment Company
U.S. Defensive Equity Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class I	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,111.70	$1,019.64
Expenses Paid During Period*	$5.45	$5.21

* Expenses are equal to the Fund's annualized expense ratio of 1.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,111.50	$1,019.34
Expenses Paid During Period*	$5.76	$5.51

* Expenses are equal to the Fund's annualized expense ratio of 1.10%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,112.70	$1,020.28
Expenses Paid During Period*	$4.77	$4.56

* Expenses are equal to the Fund's annualized expense ratio of 0.91%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

22 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 93.3%			Church & Dwight Co., Inc.	3,016	149
Consumer Discretionary - 11.4%			Clorox Co. (The)	11,685	1,562
Aaron's, Inc. Class A	22,900	823	Coca-Cola Co. (The)	86,978	3,753
Amazon.com, Inc.(Æ)	2,139	1,979	Colgate-Palmolive Co.	1,824	131
AMC Networks, Inc. Class A(Æ)	16,600	991	Conagra Brands, Inc.	1,822	71
Aramark	3,003	110	Constellation Brands, Inc. Class A	3,755	648
AutoZone, Inc.(Æ)	2,840	1,966	CVS Health Corp.	69,238	5,709
Avon Products, Inc.(Æ)	92,000	446	Dr Pepper Snapple Group, Inc.	23,551	2,159
Brinker International, Inc.	28,300	1,251	General Mills, Inc.	3,676	211
Brunswick Corp.	8,900	505	Hershey Co. (The)	10,380	1,123
Cable One, Inc.	1,235	842	Hormel Foods Corp.	2,158	76
Carnival Corp.	1,278	79	JM Smucker Co. (The)	19,949	2,527
Charter Communications, Inc. Class A(Æ)	633	218	Kimberly-Clark Corp.	12,346	1,602
Comcast Corp. Class A	75,347	2,953	Kraft Heinz Co. (The)	4,978	450
Costco Wholesale Corp.	10,370	1,841	Kroger Co. (The)	123,034	3,648
Darden Restaurants, Inc.	12,696	1,081	McCormick & Co., Inc.	1,484	148
Dollar General Corp.	74,794	5,439	Molson Coors Brewing Co. Class B	9,300	892
Domino's Pizza, Inc.	4,930	894	Mondelez International, Inc. Class A	73,382	3,304
Estee Lauder Cos., Inc. (The) Class A	22,930	1,998	PepsiCo, Inc.(Û)	74,301	8,416
Ford Motor Co.	9,080	104	Performance Food Group Co.(Æ)	26,100	650
Genuine Parts Co.	1,938	178	Philip Morris International, Inc.	66,568	7,379
Home Depot, Inc. (The)	18,181	2,838	Procter & Gamble Co. (The)	69,118	6,035
Interpublic Group of Cos., Inc. (The)	4,463	105	Reynolds American, Inc.	77,532	5,001
John Wiley & Sons, Inc. Class A	5,700	300	Sysco Corp.	33,892	1,792
Leggett & Platt, Inc.	1,450	76	Unilever NV	76,820	4,014
Lowe's Cos., Inc.	82,142	6,972	United Natural Foods, Inc.(Æ)	21,600	897
McDonald's Corp.	15,416	2,157	US Foods Holding Corp.(Æ)	19,500	550
Michaels Cos., Inc. (The)(Æ)	23,000	537	Walgreens Boots Alliance, Inc.	9,775	846
Mohawk Industries, Inc.(Æ)	831	195
Nike, Inc. Class B	30,881	1,710			67,746
NVR, Inc.(Æ)	767	1,619
Omnicom Group, Inc.	34,283	2,815	Energy - 4.7%
			Chevron Corp.	49,889	5,323
O'Reilly Automotive, Inc.(Æ)	9,354	2,321	Core Laboratories NV	20,478	2,269
Ross Stores, Inc.	13,834	899	Exxon Mobil Corp.(Û)	106,109	8,664
Scientific Games Corp. Class A(Æ)	9,100	216	Occidental Petroleum Corp.	71,820	4,420
Shutterfly, Inc.(Æ)	7,900	410	Phillips 66	2,982	238
Starbucks Corp.	85,693	5,148	Royal Dutch Shell PLC Class A - ADR	60,112	3,137
Target Corp.	6,563	367	Schlumberger, Ltd.	37,094	2,692
Thomson Reuters Corp.	2,537	115	TransCanada Corp.	16,494	766
Time Warner, Inc.	4,067	404	Valero Energy Corp.	4,900	317
Time, Inc.	11,700	178	World Fuel Services Corp.	19,800	729
TJX Cos., Inc.	69,822	5,490
Tractor Supply Co.	5,300	328			28,555
Twenty-First Century Fox, Inc. Class A	33,468	1,022
Vail Resorts, Inc.	586	116	Financial Services - 18.6%
Visteon Corp.(Æ)	10,400	1,071	Aflac, Inc.	55,791	4,177
Wal-Mart Stores, Inc.(Û)	45,756	3,441	AGNC Investment Corp.	3,932	83
Walt Disney Co. (The)(Û)	43,913	5,077	Alexandria Real Estate Equities, Inc.(ö)	934	105
Wyndham Worldwide Corp.	841	80	Alleghany Corp.(Æ)	287	175
			Allied World Assurance Co. Holdings AG	2,046	109
		69,705	Allstate Corp. (The)(Û)	32,443	2,637
			American Campus Communities, Inc.(ö)	2,188	104
Consumer Staples - 11.1%			American Express Co.	3,210	254
Altria Group, Inc.	16,534	1,186	American Financial Group, Inc.	1,148	112
Archer-Daniels-Midland Co.	17,443	798	American International Group, Inc.	33,230	2,024
Brown-Forman Corp. Class A - ADR	2,524	121	American Tower Corp.(ö)	46,317	5,834
Brown-Forman Corp. Class B - ADR	36,447	1,725	Aon PLC	677	81
Campbell Soup Co.	1,713	99	Arch Capital Group, Ltd.(Æ)	1,187	115
Casey's General Stores, Inc.	656	74	Arthur J Gallagher & Co.	24,842	1,386
			See accompanying notes which are an integral part of the financial statements.

U.S. Defensive Equity Fund 23

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Aspen Insurance Holdings, Ltd.	22,638	1,185	Mid-America Apartment Communities, Inc.
Assurant, Inc.	8,419	810	(ö)	1,079	107
AvalonBay Communities, Inc.(ö)	6,181	1,173	Monogram Residential Trust, Inc.(ö)	81,100	826
Axis Capital Holdings, Ltd.	4,249	280	Moody's Corp.	18,359	2,172
BancorpSouth, Inc.	16,700	509	Nasdaq, Inc.	1,614	111
Bank of America Corp.	9,142	213	National Retail Properties, Inc.(ö)	2,435	103
Bank of New York Mellon Corp. (The)	6,679	314	Old Republic International Corp.	5,319	110
BB&T Corp.	11,811	510	Paramount Group, Inc.(ö)	10,008	164
Berkshire Hathaway, Inc. Class B(Æ)	53,645	8,863	People's United Financial, Inc.	10,051	176
BlackRock, Inc. Class A	946	364	Piedmont Office Realty Trust, Inc. Class A(ö)	3,308	72
Boston Properties, Inc.(ö)	11,319	1,433	PNC Financial Services Group, Inc. (The)(Û)	27,525	3,296
Brandywine Realty Trust(ö)	15,846	269	Progressive Corp. (The)	38,548	1,531
Broadridge Financial Solutions, Inc.	3,829	268	Prologis, Inc.(ö)	1,911	104
Camden Property Trust(ö)	11,729	966	Public Storage(ö)	2,928	613
Capital One Financial Corp.	2,205	177	Realty Income Corp.(ö)	747	44
CBOE Holdings, Inc.	14,800	1,220	Regency Centers Corp.(ö)	1,562	99
Charles Schwab Corp. (The)	3,811	148	Reinsurance Group of America, Inc. Class A	11,790	1,474
Chubb, Ltd.	14,312	1,964	RenaissanceRe Holdings, Ltd.	1,964	279
Citigroup, Inc.	1,811	107	Simon Property Group, Inc.(ö)(Û)	14,847	2,454
CME Group, Inc. Class A	850	99	SL Green Realty Corp.(ö)	9,320	978
Columbia Property Trust, Inc.(ö)	9,500	214	Starwood Property Trust, Inc.(ö)	8,557	194
Comerica, Inc.	14,400	1,018	State Street Corp.	69,179	5,804
DCT Industrial Trust, Inc.(ö)	1,451	73	SunTrust Banks, Inc.	12,600	716
DDR Corp.(ö)	79,441	859	Synchrony Financial	21,200	589
Discover Financial Services	1,543	97	T Rowe Price Group, Inc.	1,049	74
Douglas Emmett, Inc.(ö)	2,778	105	Torchmark Corp.	1,439	110
Dun & Bradstreet Corp. (The)	9,900	1,085	Travelers Cos., Inc. (The)	17,562	2,136
East West Bancorp, Inc.	23,800	1,292	Two Harbors Investment Corp.(ö)	7,505	75
Equifax, Inc.	911	123	UDR, Inc.(ö)	3,056	114
Equity Residential(ö)	3,185	206	US Bancorp(Û)	147,744	7,576
Essex Property Trust, Inc.(ö)	612	150	Validus Holdings, Ltd.	3,491	193
Evercore Partners, Inc. Class A	9,900	730	Visa, Inc. Class A	52,353	4,775
Everest Re Group, Ltd.	4,702	1,184	Vornado Realty Trust(ö)	1,002	96
FactSet Research Systems, Inc.	465	76	Voya Financial, Inc.	28,618	1,070
Federal Realty Investment Trust(ö)	1,034	135	Weingarten Realty Investors(ö)	2,139	70
Fidelity National Information Services, Inc.	13,278	1,118	Wells Fargo & Co.(Û)	128,351	6,910
Fiserv, Inc.(Æ)	5,111	609	Welltower, Inc.(ö)	1,047	75
FNF Group	2,852	117	Western Union Co. (The)	5,619	112
GGP, Inc.(Æ)	4,629	100	White Mountains Insurance Group, Ltd.	218	187
Hanover Insurance Group, Inc. (The)	1,813	160	WP Carey, Inc.(ö)	1,734	109
Hartford Financial Services Group, Inc.	35,702	1,727	WR Berkley Corp.	1,751	119
Healthcare Trust of America, Inc. Class A(ö)	2,276	73	XL Group, Ltd.	53,324	2,232
Highwoods Properties, Inc.(ö)	2,063	105			113,443
Intercontinental Exchange, Inc.	21,795	1,312
Jack Henry & Associates, Inc.	1,194	116	Health Care - 13.7%
JPMorgan Chase & Co.	7,486	651	Abbott Laboratories	142,306	6,210
KeyCorp	20,521	374	Aetna, Inc.	9,021	1,218
Kimco Realty Corp.(ö)	4,416	90	Agilent Technologies, Inc.	28,028	1,542
Lamar Advertising Co. Class A(ö)	1,418	102	Allergan PLC(Æ)	18,338	4,472
Lincoln National Corp.	6,000	396	Allscripts Healthcare Solutions, Inc.(Æ)	27,000	323
Loews Corp.	5,935	277	AmerisourceBergen Corp. Class A	48,498	3,979
M&T Bank Corp.	1,476	229	Amgen, Inc.	32,987	5,388
Macerich Co. (The)(ö)	2,728	170	Anthem, Inc.	7,710	1,372
Markel Corp.(Æ)	4,400	4,267	Baxter International, Inc.(Û)	43,713	2,434
Marsh & McLennan Cos., Inc.	65,615	4,863	Becton Dickinson and Co.	20,360	3,807
MasterCard, Inc. Class A(Û)	22,790	2,651	Biogen, Inc.(Æ)	1,782	483
MetLife, Inc.	6,358	329	Bio-Rad Laboratories, Inc. Class A(Æ)	628	137
MFA Financial, Inc.(ö)	17,187	143

See accompanying notes which are an integral part of the financial statements.

24 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Bio-Techne Corp.	1,040	111	Accenture PLC Class A	38,843	4,712
Boston Scientific Corp.(Æ)	10,451	276	AGCO Corp.	14,500	928
Bristol-Myers Squibb Co.	13,806	774	Ametek, Inc.	2,000	114
Bruker Corp.	17,800	434	AO Smith Corp.	27,700	1,492
Cardinal Health, Inc.	19,300	1,401	Automatic Data Processing, Inc.	64,456	6,736
Celgene Corp.(Æ)	747	93	Avery Dennison Corp.	4,178	348
Centene Corp.(Æ)	9,900	737	Babcock & Wilcox Co. (The) Class W(Æ)	23,776	1,169
Dentsply Sirona, Inc.	5,163	327	Boeing Co. (The)	6,957	1,286
Eli Lilly & Co.(Û)	48,565	3,986	Canadian Pacific Railway, Ltd.	838	128
Express Scripts Holding Co.(Æ)	22,600	1,386	Carlisle Cos., Inc.	1,599	162
Gilead Sciences, Inc.	15,744	1,079	CH Robinson Worldwide, Inc.	2,627	191
Henry Schein, Inc.(Æ)	1,161	202	Cintas Corp.	1,004	123
Humana, Inc.	1,519	337	Danaher Corp.	14,680	1,224
Johnson & Johnson(Û)	111,326	13,746	Eaton Corp. PLC	2,021	153
Laboratory Corp. of America Holdings(Æ)	3,129	439	EMCOR Group, Inc.	17,600	1,157
LifePoint Health, Inc.(Æ)	16,700	1,038	Emerson Electric Co.	1,918	116
Masimo Corp.(Æ)	8,300	853	Expeditors International of Washington, Inc.	1,934	108
MEDNAX, Inc.(Æ)	2,959	179	FedEx Corp.	4,660	884
Medtronic PLC	9,801	814	Fluor Corp.	20,700	1,062
Merck & Co., Inc.(Û)	133,380	8,314	Fortive Corp.	31,809	2,012
PerkinElmer, Inc.	2,015	120	General Dynamics Corp.	10,643	2,062
Pfizer, Inc.	96,572	3,275	General Electric Co.	43,504	1,261
Quest Diagnostics, Inc.	4,120	435	Genpact, Ltd.	6,988	171
ResMed, Inc.	1,531	104	Honeywell International, Inc.	66,062	8,663
Stryker Corp.	5,935	809	Hub Group, Inc. Class A(Æ)	11,200	438
Thermo Fisher Scientific, Inc.	5,195	858	Hubbell, Inc. Class B	628	71
UnitedHealth Group, Inc.	48,831	8,540	Illinois Tool Works, Inc.	42,174	5,825
Varex Imaging Corp.(Æ)	2,171	73	Insperity, Inc.	3,800	347
Varian Medical Systems, Inc.(Æ)	1,239	112	Jacobs Engineering Group, Inc.	13,800	758
Vertex Pharmaceuticals, Inc.(Æ)	1,500	177	JB Hunt Transport Services, Inc.	2,883	258
WellCare Health Plans, Inc.(Æ)	6,310	968	Kansas City Southern	11,945	1,076
Zimmer Biomet Holdings, Inc.	1,874	224	L3 Technologies, Inc.	3,540	608
		83,586	Landstar System, Inc.	16,600	1,418
			Lockheed Martin Corp.	1,704	459
Materials and Processing - 1.9%			ManpowerGroup, Inc.	12,173	1,229
Air Products & Chemicals, Inc.	870	122	Mettler-Toledo International, Inc.(Æ)	4,769	2,449
AptarGroup, Inc.	3,877	311	Moog, Inc. Class A(Æ)	3,700	254
Ashland Global Holdings, Inc.	601	74	Navistar International Corp.(Æ)	10,900	293
Bemis Co., Inc.	4,380	197	Northrop Grumman Corp.	1,061	261
Commercial Metals Co.	6,700	125	Paychex, Inc.	2,467	146
Crown Holdings, Inc.(Æ)	7,774	436	Progressive Waste Solutions, Ltd.	2,530	233
Dow Chemical Co. (The)	4,041	254	Quanta Services, Inc.(Æ)	25,500	904
Eastman Chemical Co.	1,149	92	Raytheon Co.	3,719	577
Ecolab, Inc.	23,487	3,033	Republic Services, Inc. Class A	7,490	472
EI du Pont de Nemours & Co.	12,847	1,025	Robert Half International, Inc.	33,000	1,520
International Flavors & Fragrances, Inc.	3,666	508	Rockwell Automation, Inc.	4,410	694
NewMarket Corp.	1,298	611	Rockwell Collins, Inc.	2,382	248
PPG Industries, Inc.	703	77	Roper Technologies, Inc.	13,624	2,980
Praxair, Inc.	29,337	3,666	Sensata Technologies Holding NV(Æ)	35,772	1,473
Sherwin-Williams Co. (The)	2,053	687	Snap-on, Inc.	4,404	738
Silgan Holdings, Inc.	1,489	90	Stanley Black & Decker, Inc.	10,472	1,426
Sonoco Products Co.	1,446	76	Textron, Inc.	21,200	989
Univar, Inc.(Æ)	11,200	334	Toro Co. (The)	17,600	1,143
			TransDigm Group, Inc.	6,948	1,714
		11,718	Union Pacific Corp.(Û)	31,682	3,547
			United Parcel Service, Inc. Class B	5,769	620
Producer Durables - 13.4%			United Technologies Corp.	12,823	1,526
3M Co.	25,646	5,022	Verisk Analytics, Inc. Class A(Æ)	928	77

See accompanying notes which are an integral part of the financial statements.

U.S. Defensive Equity Fund 25

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
Waste Management, Inc.	18,523	1,348	Zynga, Inc. Class A(Æ)	347,400		1,004
Werner Enterprises, Inc.	9,100	248				81,669
WW Grainger, Inc.	11,324	2,182
		81,833	Utilities - 5.1%
			Alliant Energy Corp.	2,927		115
Technology - 13.4%			Ameren Corp.	10,633		582
Adobe Systems, Inc.(Æ)	25,868	3,459	American Electric Power Co., Inc.	23,311		1,581
Alphabet, Inc. Class A(Æ)	3,305	3,055	American Water Works Co., Inc.	23,839		1,902
Alphabet, Inc. Class C(Æ)(Û)	12,953	11,735	Aqua America, Inc.	2,247		74
Amdocs, Ltd.	6,193	379	AT&T, Inc.	102,206		4,050
Amphenol Corp. Class A	4,866	352	Atmos Energy Corp.	1,408		114
Analog Devices, Inc.	17,049	1,299	CenterPoint Energy, Inc.	3,888		111
Ansys, Inc.(Æ)	1,024	113	CMS Energy Corp.	14,129		642
Apple, Inc.	68,865	9,893	Consolidated Edison, Inc.	26,148		2,073
Arrow Electronics, Inc.(Æ)	18,400	1,297	Dominion Resources, Inc.	3,568		276
Aspen Technology, Inc.(Æ)	18,200	1,119	DTE Energy Co.	5,244		548
Avnet, Inc.	29,489	1,141	Duke Energy Corp.(Û)	32,126		2,650
Broadcom, Ltd.	1,709	377	Edison International	18,429		1,473
CA, Inc.	8,945	294	Entergy Corp.	954		73
Cadence Design Systems, Inc.(Æ)	51,200	1,668	Eversource Energy	24,486		1,455
Cirrus Logic, Inc.(Æ)	10,000	644	Exelon Corp.	7,442		258
Cisco Systems, Inc.	27,375	933	Hawaiian Electric Industries, Inc.	2,186		73
Cognizant Technology Solutions Corp. Class			NextEra Energy, Inc.	12,818		1,712
A	958	58	NiSource, Inc.	52,528		1,274
CommVault Systems, Inc.(Æ)	10,480	529	OGE Energy Corp.	3,019		105
Dell Technologies, Inc. Class V(Æ)	10,300	691	PG&E Corp.	22,180		1,488
F5 Networks, Inc.(Æ)	9,100	1,175	Pinnacle West Capital Corp.	4,068		346
Facebook, Inc. Class A(Æ)	22,375	3,362	PPL Corp.	2,990		114
FireEye, Inc.(Æ)	7,900	99	Public Service Enterprise Group, Inc.	9,066		399
Gartner, Inc.(Æ)	13,000	1,483	SCANA Corp.	1,842		122
Hewlett Packard Enterprise Co.	9,400	175	Sempra Energy	1,744		197
Intel Corp.(Û)	109,266	3,950	Southern Co. (The)	5,109		254
InterDigital, Inc.	3,300	297	T-Mobile US, Inc.(Æ)	866		58
International Business Machines Corp.	10,675	1,711	US Cellular Corp.(Æ)	9,698		380
Intuit, Inc.	34,068	4,266	Vectren Corp.	1,241		74
iRobot Corp.(Æ)	6,800	542	Verizon Communications, Inc.(Û)	97,324		4,468
Juniper Networks, Inc.	41,800	1,257	WEC Energy Group, Inc.	2,785		169
Manhattan Associates, Inc.(Æ)	19,200	896	Westar Energy, Inc. Class A	2,651		138
Maxim Integrated Products, Inc.	1,678	74	Xcel Energy, Inc.	31,952		1,440
Microchip Technology, Inc.	26,602	2,011				30,788
Microsoft Corp.	42,117	2,883

Oracle Corp.	116,277	5,228	Total Common Stocks
Palo Alto Networks, Inc.(Æ)	5,380	583
Plantronics, Inc.	9,423	514	(cost $492,305)			569,043
QUALCOMM, Inc.	33,800	1,816
Semtech Corp.(Æ)	9,200	314	Short-Term Investments - 12.3%
Silicon Laboratories, Inc.(Æ)	1,100	78	U.S. Cash Management Fund	60,041,665	(8)	60,053
Splunk, Inc.(Æ)	5,100	328	United States Treasury Bills
Synaptics, Inc.(Æ)	14,000	767	0.669% due 06/01/17(ç)(~)	7,000		6,996
SYNNEX Corp.	2,810	305
Synopsys, Inc.(Æ)	22,100	1,629	0.699% due 06/22/17(ç)(~)	8,000		7,992
Tableau Software, Inc. Class A(Æ)	3,300	177	Total Short-Term Investments
TE Connectivity, Ltd.	10,057	778	(cost $75,036)			75,041
Tech Data Corp.(Æ)	12,000	1,148
Texas Instruments, Inc.	24,427	1,934	Total Investments 104.5%
Twitter, Inc.(Æ)	26,000	428
Viavi Solutions, Inc. Class W(Æ)	142,075	1,421	(identified cost $567,341)			644,084

See accompanying notes which are an integral part of the financial statements.

26 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Securities Sold Short - (6.7)%			RLI Corp.	(12,400)	(709)
Consumer Discretionary - (1.5)%			Sun Communities, Inc.(ö)	(8,300)	(694)
CarMax, Inc.(Æ)	(9,700)	(567)
			TFS Financial Corp.	(3,500)	(58)
Coty, Inc. Class A	(39,700)	(709)
			Weyerhaeuser Co.(ö)	(22,000)	(745)
Dorman Products, Inc.(Æ)	(9,200)	(765)
					(13,113)
First Cash Financial Services, Inc.	(14,700)	(764)	Health Care - (0.9)%
Hillenbrand, Inc.	(15,201)	(561)	Acadia Pharmaceuticals, Inc.(Æ)	(2,900)	(100)
ILG, Inc.	(37,210)	(897)	Aerie Pharmaceuticals, Inc.(Æ)	(1,200)	(53)
Las Vegas Sands Corp.	(4,900)	(289)	AMN Healthcare Services, Inc.(Æ)	(3,300)	(135)
Liberty Broadband Corp. Class A(Æ)	(10,367)	(932)	Avexis, Inc.(Æ)	(1,100)	(88)
Liberty Media Corp. Class A(Æ)	(5,900)	(200)	Bluebird Bio, Inc.(Æ)	(1,450)	(129)
Marriott International, Inc. Class A	(9,100)	(859)	Cambrex Corp.(Æ)	(3,300)	(196)
Marriott Vacations Worldwide Corp.	(1,740)	(192)	Cantel Medical Corp.	(5,500)	(409)
Newell Rubbermaid, Inc.	(14,800)	(707)	Cotiviti Holdings, Inc.(Æ)	(3,200)	(134)
Stamps.com, Inc.(Æ)	(1,340)	(142)	Intercept Pharmaceuticals, Inc.(Æ)	(570)	(64)
Tempur Sealy International, Inc.(Æ)	(2,600)	(122)	Intrexon Corp.(Æ)	(4,700)	(98)
TiVo Corp.	(8,500)	(168)	Juno Therapeutics, Inc.(Æ)	(8,100)	(202)
TRI Pointe Group, Inc.(Æ)	(23,100)	(288)	Kite Pharma, Inc.(Æ)	(5,600)	(460)
TripAdvisor, Inc.(Æ)	(12,100)	(545)	Neurocrine Biosciences, Inc.(Æ)	(3,500)	(187)
Zillow Group, Inc. Class A(Æ)	(8,600)	(331)	PAREXEL International Corp.(Æ)	(9,200)	(587)
		(9,038)	Penumbra, Inc.(Æ)	(2,800)	(239)
Consumer Staples - (0.2)%			Quintiles Transnational Holdings, Inc.(Æ)	(11,200)	(944)
B&G Foods, Inc. Class A	(6,700)	(281)
			Radius Health, Inc.(Æ)	(1,600)	(62)
Kraft Heinz Co. (The)	(10,200)	(922)
			Sage Therapeutics, Inc.(Æ)	(2,000)	(142)
		(1,203)
Energy – (0.0)%			Spark Therapeutics, Inc.(Æ)	(1,200)	(70)
Callon Petroleum Co.(Æ)	(10,300)	(122)	Tenet Healthcare Corp.(Æ)	(2,100)	(33)
			TESARO, Inc.(Æ)	(3,300)	(487)
Financial Services - (2.1)%			Ultragenyx Pharmaceutical, Inc.(Æ)	(1,000)	(64)
Alexander & Baldwin, Inc.	(8,100)	(373)	Veeva Systems, Inc. Class A(Æ)	(11,100)	(595)
Annaly Capital Management, Inc.(ö)	(60,200)	(711)			(5,478)
Apollo Commercial Real Estate Finance,			Materials and Processing - (0.6)%
Inc.(ö)	(44,400)	(856)	AAON, Inc.	(20,410)	(748)
BGC Partners, Inc. Class A	(39,200)	(446)	AK Steel Holding Corp.(Æ)	(8,300)	(53)
Blackhawk Network Holdings, Inc. Class
A(Æ)	(8,300)	(336)	Apogee Enterprises, Inc.	(7,500)	(409)
Capitol Federal Financial, Inc.	(25,745)	(377)	Balchem Corp.	(8,190)	(665)
Colony NorthStar, Inc. Class A(ö)	(51,300)	(670)	Compass Minerals International, Inc.	(600)	(39)
CoreSite Realty Corp. Class A(ö)	(8,600)	(841)	LCI Industries	(7,530)	(762)
CyrusOne, Inc.(ö)	(16,600)	(907)	Platform Specialty Products Corp.(Æ)	(8,900)	(126)
Eaton Vance Corp.	(15,300)	(657)	RBC Bearings, Inc.(Æ)	(7,740)	(776)
Education Realty Trust, Inc.(ö)	(15,800)	(613)	Summit Materials, Inc. Class A(Æ)	(8,300)	(213)
FBL Financial Group, Inc. Class A	(2,080)	(138)			(3,791)
Financial Engines, Inc.	(5,500)	(234)	Producer Durables - (0.5)%
Gaming and Leisure Properties, Inc.(ö)	(23,700)	(825)	AZZ, Inc.	(8,900)	(525)
Gramercy Property Trust(ö)	(29,170)	(811)	Dycom Industries, Inc.(Æ)	(7,000)	(740)
Hudson Pacific Properties, Inc.(ö)	(20,100)	(691)	Johnson Controls International PLC	(17,200)	(715)
LendingClub Corp.(Æ)	(57,700)	(337)	Macquarie Infrastructure Corp.	(8,500)	(692)
Mercury General Corp.	(1,700)	(104)	Swift Transportation Co. Class A(Æ)	(9,500)	(233)
Physicians Realty Trust(ö)	(33,800)	(664)			(2,905)
PRA Group, Inc.(Æ)	(9,800)	(316)	Technology - (0.7)%

See accompanying notes which are an integral part of the financial statements.

U.S. Defensive Equity Fund 27

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($) or	Value
	Shares	$
ACI Worldwide, Inc.(Æ)	(27,300)	(587)
Blackline, Inc.(Æ)	(2,300)	(76)
Cavium, Inc.(Æ)	(6,700)	(461)
Ellie Mae, Inc.(Æ)	(1,600)	(163)
GoDaddy, Inc. Class A(Æ)	(3,800)	(148)
Leidos Holdings, Inc.	(1,000)	(53)
Liberty Expedia Holdings, Inc. Class A(Æ)	(1,500)	(72)
Liberty Interactive Corp.(Æ)	(15,420)	(830)
MKS Instruments, Inc.	(10,011)	(783)
Paycom Software, Inc.(Æ)	(4,600)	(277)
Tyler Technologies, Inc.(Æ)	(610)	(100)
Xperi Corp.	(16,700)	(561)
		(4,111)
Utilities - (0.2)%
Cheniere Energy, Inc.(Æ)	(3,300)	(150)
Pattern Energy Group, Inc. Class A	(38,700)	(852)
		(1,002)

Total Securities Sold Short
(proceeds $36,597)		(40,763)

Other Assets and Liabilities, Net
- 1.1%		6,799
Net Assets - 100.0%		610,120

See accompanying notes which are an integral part of the financial statements.

28 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	189	USD	22,496	06/17	270
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					270

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 Index	Put	46	2,210.00	USD	10,166	05/12/17	(5)
S&P 500 Index	Put	46	2,260.00	USD	10,396	05/12/17	(2)
S&P 500 Index	Put	46	2,250.00	USD	10,350	05/19/17	(12)
S&P 500 Index	Put	46	2,300.00	USD	10,580	05/26/17	(28)
Total Liability for Options Written (premiums received $151) (å)							(47)
Transactions in options written contracts for the period ended April 30, 2017 were as follows:
			Number of		Premiums
			Contracts		Received
Outstanding October 31, 2016				254	$195
Opened				1,254	885
Closed				(1,324)	(929)
Expired				—	—
Outstanding April 30, 2017				184	$151

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$69,705	$—	$—	$—	$69,705	11.4
Consumer Staples	67,746	—	—	—	67,746	11.1
Energy	28,555	—	—	—	28,555	4.7
Financial Services	113,443	—	—	—	113,443	18.6
Health Care	83,586	—	—	—	83,586	13.7
Materials and Processing	11,718	—	—	—	11,718	1.9
Producer Durables	81,833	—	—	—	81,833	13.4
Technology	81,669	—	—	—	81,669	13.4
Utilities	30,788	—	—	—	30,788	5.1

See accompanying notes which are an integral part of the financial statements.

U.S. Defensive Equity Fund 29

Russell Investment Company
U.S. Defensive Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Short-Term Investments	—	14,988	—	60,053	75,041	12.3
Total Investments	569,043	14,988	—	60,053	644,084	105.6
Securities Sold Short***	(40,763)	—	—	—	(40,763)	(6.7)
Other Assets and Liabilities, Net						1.1
						100.0
Other Financial Instruments
Assets
Futures Contracts	270	—	—	—	270	—*
A
Liabilities
Options Written	—	(47)	—	—	(47)	(—)*
Total Other Financial Instruments**	$270	$(47)	$—	$—	$223

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
*** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

30 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$270

Location: Statement of Assets and Liabilities - Liabilities
Options written, at fair value	$47
Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$1,089
Options written	916
Total	$2,005

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$417
Options written	73
Total	$490

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Defensive Equity Fund 31

Russell Investment Company
U.S Defensive Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$53	$—	$53
Options Written Contracts	Options written, at fair value	47	—	47
Short Sales	Securities sold short, at market value	40,763	—	40,763
Total Financial and Derivative Liabilities		40,863	—	40,863
Financial and Derivative Liabilities not subject to a netting agreement		(100)	—	(100)
Total Financial and Derivative Liabilities subject to a netting agreement		$40,763	$—	$40,763

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
State Street	40,763	$—	$40,763	$—
Total	$40,763	$—	$40,763	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

32 U.S Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$567,341
Investments, at fair value(>)	644,084
Cash (restricted)(a)(b)	7,418
Receivables:
Dividends and interest	444
Dividends from affiliated funds	41
Investments sold	3,390
Fund shares sold	47
Prepaid expenses	7
Total assets	655,431

Liabilities
Payables:
Due to custodian	73
Due to broker (c)	1,500
Investments purchased	1,751
Fund shares redeemed	472
Accrued fees to affiliates	403
Other accrued expenses	249
Variation margin on futures contracts	53
Options written, at fair value(x)	47
Securities sold short, at fair value(‡)	40,763
Total liabilities	45,311

Net Assets	$610,120

See accompanying notes which are an integral part of the financial statements.

U.S. Defensive Equity Fund 33

Russell Investment Company
U.S. Defensive Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$315
Accumulated net realized gain (loss)	26,868
Unrealized appreciation (depreciation) on:
Investments	76,743
Futures contracts	270
Options written	104
Securities sold short	(4,166)
Shares of beneficial interest	120
Additional paid-in capital	509,866
Net Assets	$610,120

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$50.77
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$53.87
Class A — Net assets	$28,540,764
Class A — Shares outstanding ($.01 par value)	562,124
Net asset value per share: Class C(#)	$50.44
Class C — Net assets	$43,291,337
Class C — Shares outstanding ($.01 par value)	858,252
Net asset value per share: Class E(#)	$50.86
Class E — Net assets	$4,851,878
Class E — Shares outstanding ($.01 par value)	95,397
Net asset value per share: Class I(#)	$50.76
Class I — Net assets	$136,450,295
Class I — Shares outstanding ($.01 par value)	2,687,973
Net asset value per share: Class S(#)	$50.84
Class S — Net assets	$183,369,552
Class S — Shares outstanding ($.01 par value)	3,606,481
Net asset value per share: Class Y(#)	$50.77
Class Y — Net assets	$213,616,098
Class Y — Shares outstanding ($.01 par value)	4,207,801
Amounts in thousands
(x) Premiums received on options written	$151
(‡) Proceeds on securities sold short	$36,597
(>) Investments in affiliates, U.S. Cash Management Fund	$60,053

(a) Cash Collateral for Futures	$1,083
(b) Cash Collateral for Options	$6,335
(c) Due to Broker for Options	$1,500
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

34 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$6,078
Dividends from affiliated funds	190
Interest	37
Total investment income	6,305

Expenses
Advisory fees	1,702
Administrative fees	149
Custodian fees	62
Distribution fees - Class A	35
Distribution fees - Class C	164
Transfer agent fees - Class A	28
Transfer agent fees - Class C	44
Transfer agent fees - Class E	5
Transfer agent fees - Class I	107
Transfer agent fees - Class S	182
Transfer agent fees - Class Y	5
Professional fees	40
Registration fees	48
Shareholder servicing fees - Class C	54
Shareholder servicing fees - Class E	7
Trustees’ fees	14
Printing fees	19
Dividends from securities sold short	509
Interest expense paid on securities sold short	243
Miscellaneous	12
Expenses before reductions	3,429
Expense reductions	(22)
Net expenses	3,407
Net investment income (loss)	2,898

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	36,942
Futures contracts	1,089
Options written	916
Securities sold short	(6,358)
Net realized gain (loss)	32,589
Net change in unrealized appreciation (depreciation) on:
Investments	32,900
Futures contracts	417
Options written	73
Securities sold short	(2,447)
Net change in unrealized appreciation (depreciation)	30,943
Net realized and unrealized gain (loss)	63,532
Net Increase (Decrease) in Net Assets from Operations	$66,430

See accompanying notes which are an integral part of the financial statements.

U.S. Defensive Equity Fund 35

Russell Investment Company
U.S. Defensive Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,898	$11,308
Net realized gain (loss)	32,589	80,752
Net change in unrealized appreciation (depreciation)	30,943	(46,959)
Net increase (decrease) in net assets from operations	66,430	45,101

Distributions
From net investment income
Class A	(82)	(282)
Class C	(28)	(158)
Class E	(19)	(65)
Class I	(741)	(2,490)
Class S	(825)	(2,579)
Class Y	(1,143)	(6,106)
From net realized gain
Class A	(1,749)	—
Class C	(3,060)	—
Class E	(450)	—
Class I	(10,771)	—
Class S	(12,587)	—
Class Y	(14,695)	—
Net decrease in net assets from distributions	(46,150)	(11,680)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(38,147)	(400,831)
Total Net Increase (Decrease) in Net Assets	(17,867)	(367,410)

Net Assets
Beginning of period	627,987	995,397
End of period	$610,120	$627,987
Undistributed (overdistributed) net investment income included in net assets	$315	$255

See accompanying notes which are an integral part of the financial statements.

36 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Defensive Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	163	$8,264	219	$10,482
Proceeds from reinvestment of distributions	37	1,797	6	274
Payments for shares redeemed	(216)	(11,046)	(99)	(4,790)
Net increase (decrease)	(16)	(985)	126	5,966
Class C
Proceeds from shares sold	17	822	83	4,005
Proceeds from reinvestment of distributions	63	3,019	3	155
Payments for shares redeemed	(116)	(5,727)	(164)	(7,906)
Net increase (decrease)	(36)	(1,886)	(78)	(3,746)
Class E
Proceeds from shares sold	110	5,467	12	571
Proceeds from reinvestment of distributions	9	464	1	64
Payments for shares redeemed	(141)	(7,003)	(27)	(1,288)
Net increase (decrease)	(22)	(1,072)	(14)	(653)
Class I
Proceeds from shares sold	49	2,458	246	11,814
Proceeds from reinvestment of distributions	227	10,970	49	2,364
Payments for shares redeemed	(686)	(34,347)	(1,264)	(60,623)
Net increase (decrease)	(410)	(20,919)	(969)	(46,445)
Class S
Proceeds from shares sold	220	10,892	653	30,978
Proceeds from reinvestment of distributions	265	12,859	51	2,473
Payments for shares redeemed	(562)	(27,969)	(1,206)	(57,990)
Net increase (decrease)	(77)	(4,218)	(502)	(24,539)
Class Y
Proceeds from shares sold	248	12,586	414	20,053
Proceeds from reinvestment of distributions	327	15,838	126	6,106
Payments for shares redeemed	(754)	(37,491)	(7,190)	(357,573)
Net increase (decrease)	(179)	(9,067)	(6,650)	(331,414)
Total increase (decrease)	(740)	$(38,147)	(8,087)	$(400,831)

See accompanying notes which are an integral part of the financial statements.

U.S. Defensive Equity Fund 37

Russell Investment Company
U.S. Defensive Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2017*	49.22	.17	5.07	5.24	(.16)	(3.53)
October 31, 2016	47.76	.45	1.55	2.00	(.54)	—
October 31, 2015	46.04	.50	1.72	2.22	(.50)	—
October 31, 2014	40.06	.40	6.00	6.40	(.42)	—
October 31, 2013	32.65	.43	7.42	7.85	(.44)	—
October 31, 2012	29.57	.27	3.11	3.38	(.30)	—

Class C
April 30, 2017*	48.98	(.02)	5.04	5.02	(.03)	(3.53)
October 31, 2016	47.52	.10	1.53	1.63	(.17)	—
October 31, 2015	45.80	.15	1.72	1.87	(.15)	—
October 31, 2014	39.87	.08	5.95	6.03	(.10)	—
October 31, 2013	32.50	.16	7.38	7.54	(.17)	—
October 31, 2012	29.45	.03	3.10	3.13	(.08)	—

Class E
April 30, 2017*	49.29	.17	5.08	5.25	(.15)	(3.53)
October 31, 2016	47.82	.46	1.54	2.00	(.53)	—
October 31, 2015	46.08	.52	1.71	2.23	(.49)	—
October 31, 2014	40.08	.42	5.98	6.40	(.40)	—
October 31, 2013	32.66	.44	7.41	7.85	(.43)	—
October 31, 2012	29.54	.30	3.09	3.39	(.27)	—

Class I
April 30, 2017*	49.22	.25	5.06	5.31	(.24)	(3.53)
October 31, 2016	47.75	.63	1.53	2.16	(.69)	—
October 31, 2015	46.03	.66	1.72	2.38	(.66)	—
October 31, 2014	40.06	.55	5.99	6.54	(.57)	—
October 31, 2013	32.65	.55	7.42	7.97	(.56)	—
October 31, 2012	29.57	.38	3.11	3.49	(.41)	—

Class S
April 30, 2017*	49.29	.23	5.08	5.31	(.23)	(3.53)
October 31, 2016	47.82	.59	1.53	2.12	(.65)	—
October 31, 2015	46.09	.63	1.72	2.35	(.62)	—
October 31, 2014	40.11	.51	6.00	6.51	(.53)	—
October 31, 2013	32.69	.53	7.42	7.95	(.53)	—
October 31, 2012	29.59	.35	3.10	3.45	(.35)	—

Class Y
April 30, 2017*	49.22	.28	5.07	5.35	(.27)	(3.53)
October 31, 2016	47.75	.70	1.52	2.22	(.75)	—
October 31, 2015	46.03	.71	1.73	2.44	(.72)	—
October 31, 2014	40.06	.60	5.99	6.59	(.62)	—
October 31, 2013	32.65	.59	7.42	8.01	(.60)	—
October 31, 2012	29.58	.42	3.10	3.52	(.45)	—

See accompanying notes which are an integral part of the financial statements.

38 U.S. Defensive Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(g)(l)	Net Assets(d)(e)	Turnover Rate(b)(k)

(3.69)	50.77	11.01	28,541	1.36	1.36	.69	58
(.54)	49.22	4.21	28,450	1.26	1.26	.93	94
(.50)	47.76	4.86	21,590	1.09	1.09	1.07	93
(.42)	46.04	16.05	25,233	1.09	1.09	.94	105
(.44)	40.06	24.18	26,019	1.10	1.10	1.17	105
(.30)	32.65	11.47	21,977	1.28	1.28	.85	150

(3.56)	50.44	10.59	43,291	2.11	2.11	(.07)	58
(.17)	48.98	3.43	43,815	2.01	2.01	.20	94
(.15)	47.52	4.09	46,206	1.84	1.84	.32	93
(.10)	45.80	15.15	50,833	1.84	1.84	.19	105
(.17)	39.87	23.30	48,222	1.85	1.85	.44	105
(.08)	32.50	10.64	45,352	2.03	2.03	.10	150

(3.68)	50.86	11.02	4,852	1.36	1.36	.70	58
(.53)	49.29	4.20	5,781	1.26	1.26	.95	94
(.49)	47.82	4.87	6,262	1.09	1.09	1.10	93
(.40)	46.08	16.03	9,598	1.09	1.09	.97	105
(.43)	40.08	24.23	17,140	1.10	1.09	1.21	105
(.27)	32.66	11.47	18,709	1.28	1.23	.93	150

(3.77)	50.76	11.17	136,450	1.05	1.04	1.01	58
(.69)	49.22	4.55	152,494.93		.93	1.29	94
(.66)	47.75	5.21	194,202.76		.76	1.41	93
(.57)	46.03	16.41	260,235.76		.76	1.28	105
(.56)	40.06	24.63	276,370.77		.77	1.52	105
(.41)	32.65	11.83	280,933.95		.95	1.19	150

(3.76)	50.84	11.15	183,370	1.11	1.10	.94	58
(.65)	49.29	4.46	181,534	1.01	1.01	1.21	94
(.62)	47.82	5.14	200,122.84		.84	1.34	93
(.53)	46.09	16.32	266,202.84		.84	1.20	105
(.53)	40.11	24.53	275,158.85		.85	1.45	105
(.35)	32.69	11.70	289,196	1.03	1.03	1.10	150

(3.80)	50.77	11.27	213,616.91		.91	1.13	58
(.75)	49.22	4.67	215,913.81		.81	1.46	94
(.72)	47.75	5.34	527,015.64		.64	1.51	93
(.62)	46.03	16.54	596,837.64		.64	1.39	105
(.60)	40.06	24.78	586,634.65		.65	1.64	105
(.45)	32.65	11.93	568,935.85		.85	1.31	150

See accompanying notes which are an integral part of the financial statements.

U.S. Defensive Equity Fund 39

Russell Investment Company
U.S. Defensive Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$275,122
Administration fees	24,139
Distribution fees	32,357
Shareholder servicing fees	9,763
Transfer agent fees	55,201
Trustee fees	6,734
$403,316

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U.S. Cash Management Fund	$67,141	$170,499	$177,589	$9	$(7)	$60,053	$190	$—
	$67,141	$170,499	$177,589	$9	$(7)	$60,053	$190	$—

Federal Income Taxes (Unaudited)

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$571,247,730
Unrealized Appreciation	$84,780,957
Unrealized Depreciation	(11,944,909)
Net Unrealized Appreciation (Depreciation)	$72,836,048

See accompanying notes which are an integral part of the financial statements.

40 U.S. Defensive Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2016	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2017	$1,151.10	$1,017.16
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$8.21	$7.70
Fund is from November 1, 2016 to April 30, 2017.	* Expenses are equal to the Fund's annualized expense ratio of 1.54%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period).
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class C	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	April 30, 2017	$1,146.90	$1,013.44
the expenses you paid on your account during this period.	Expenses Paid During Period*	$12.19	$11.43

Hypothetical Example for Comparison Purposes	* Expenses are equal to the Fund's annualized expense ratio of 2.29%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
Performance (5% return before expenses)” provides information	year period).
about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
		Actual	return before
actual return. The hypothetical account values and expenses	Class E	Performance	expenses)
may not be used to estimate the actual ending account balance or	Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2016	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
	April 30, 2017	$1,151.80	$1,017.16
funds. To do so, compare this 5% hypothetical example with the	Expenses Paid During Period*	$8.22	$7.70
5% hypothetical examples that appear in the shareholder reports
of other funds.	* Expenses are equal to the Fund's annualized expense ratio of 1.54%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

U.S. Dynamic Equity Fund 41

Russell Investment Company
U.S. Dynamic Equity Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class I	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,152.30	$1,018.74
Expenses Paid During Period*	$6.51	$6.11

* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,152.90	$1,018.45
Expenses Paid During Period*	$6.83	$6.41

* Expenses are equal to the Fund's annualized expense ratio of 1.28%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,153.80	$1,019.39
Expenses Paid During Period*	$5.82	$5.46

* Expenses are equal to the Fund's annualized expense ratio of 1.09%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to refÿÿÿÿlect the one-half year period).

42 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 101.9%			Tenneco, Inc.	14,894	939
Consumer Discretionary - 15.8%			Thomson Reuters Corp.	2,618	119
Aaron's, Inc. Class A	22,700	816	Thor Industries, Inc.	2,382	229
Amazon.com, Inc.(Æ)	7,378	6,823	Time Warner, Inc.	17,618	1,749
AMC Networks, Inc. Class A(Æ)	10,388	620	Time, Inc.	17,925	272
Avis Budget Group, Inc.(Æ)	12,495	381	TJX Cos., Inc.	3,303	260
Avon Products, Inc.(Æ)	17,400	84	Toll Brothers, Inc.	4,134	149
Bed Bath & Beyond, Inc.	15,179	588	Tractor Supply Co.	1,600	99
Best Buy Co., Inc.	10,227	530	Twenty-First Century Fox, Inc. Class A	7,337	224
Big Lots, Inc.	9,574	483	Viacom, Inc. Class B	17,500	745
Bloomin' Brands, Inc.	15,373	333	Visteon Corp.(Æ)	10,644	1,096
Brunswick Corp.	5,689	323	Wal-Mart Stores, Inc.	21,792	1,639
Cable One, Inc.	440	300	Walt Disney Co. (The)	2,006	232
Carnival Corp.	15,716	970	Whirlpool Corp.	1,980	368
CBS Corp. Class B	11,000	732	Yum! Brands, Inc.	410	27
Charter Communications, Inc. Class A(Æ)	640	221
Coach, Inc.	38,972	1,535			45,540
Comcast Corp. Class A	6,049	237
Costco Wholesale Corp.	238	42	Consumer Staples - 3.4%
			Altria Group, Inc.	1,424	102
Coty, Inc. Class A	1,037	19	Archer-Daniels-Midland Co.	17,954	822
Dana Holding Corp.	38,619	750	Bunge, Ltd.	15,394	1,217
Domino's Pizza, Inc.	3,690	669	Colgate-Palmolive Co.	497	36
DR Horton, Inc.	56,356	1,854	Constellation Brands, Inc. Class A	239	41
eBay, Inc.(Æ)(Û)	18,811	628	Cosan, Ltd. Class A	23,828	183
Fiat Chrysler Automobiles NV(Æ)	41,418	471	CVS Health Corp.	954	79
Foot Locker, Inc.	6,137	475	Dean Foods Co.	21,583	426
Ford Motor Co.	150,674	1,728	Ingredion, Inc.	1,948	241
General Motors Co.(Û)	61,459	2,129	Kimberly-Clark Corp.	200	26
Graham Holdings Co. Class B	52	31	Kraft Heinz Co. (The)	19,996	1,807
Hilton Worldwide Holdings, Inc.	25,225	1,488	Kroger Co. (The)	24,951	740
Home Depot, Inc. (The)	1,896	296	Molson Coors Brewing Co. Class B	364	35
IMAX Corp.(Æ)	56,520	1,724	Mondelez International, Inc. Class A	463	21
Interpublic Group of Cos., Inc. (The)	15,850	374	Monster Beverage Corp.(Æ)	819	37
Kohl's Corp.	2,230	87	Nu Skin Enterprises, Inc. Class A	8,006	442
Las Vegas Sands Corp.	1,636	97	PepsiCo, Inc.	7,679	869
Lear Corp.	6,982	996	Philip Morris International, Inc.	17,907	1,984
Lennar Corp. Class A	1,241	63	Procter & Gamble Co. (The)	2,163	189
Lowe's Cos., Inc.	1,710	145	Sysco Corp.	2,793	148
Marriott International, Inc. Class A	1,457	138	Tyson Foods, Inc. Class A	559	36
McDonald's Corp.	5,714	800	US Foods Holding Corp.(Æ)	6,100	172
Meredith Corp.	4,240	248	Walgreens Boots Alliance, Inc.	1,976	171
Meritage Homes Corp.(Æ)	1,443	56
Michael Kors Holdings, Ltd.(Æ)	11,778	440			9,824
Netflix, Inc.(Æ)	5,112	778
News Corp. Class A	30,600	389	Energy - 6.9%
Nexstar Media Group, Inc. Class A	2,367	163	Anadarko Petroleum Corp.	7,920	452
Nike, Inc. Class B	2,736	152	Apache Corp.	1,450	71
Office Depot, Inc.	51,216	254	Baker Hughes, Inc.	630	37
Omnicom Group, Inc.	11,750	965	BP PLC - ADR	18,175	624
Pandora Media, Inc.(Æ)(Ñ)	2,762	30	Cenovus Energy, Inc.	91,069	909
Priceline Group, Inc. (The)(Æ)	339	626	Chevron Corp.	10,223	1,090
PulteGroup, Inc.	46,830	1,062	Cimarex Energy Co.	4,555	531
Ross Stores, Inc.	1,464	95	Concho Resources, Inc.(Æ)	808	102
Royal Caribbean Cruises, Ltd.	7,267	775	ConocoPhillips	7,137	342
Scientific Games Corp. Class A(Æ)	2,500	59	CONSOL Energy, Inc.(Æ)	26,309	399
Staples, Inc.	91,736	896	Core Laboratories NV	1,056	117
Starbucks Corp.	3,360	202	Devon Energy Corp.	41,514	1,639
Target Corp.	4,001	223	Enbridge, Inc.	996	41
			Energen Corp.(Æ)	7,500	390

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 43

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Ensco PLC Class A	18,223	144	E*Trade Financial Corp.(Æ)	14,300	494
EOG Resources, Inc.	10,654	985	East West Bancorp, Inc.	12,100	657
Exxon Mobil Corp.	22,147	1,809	Equinix, Inc.(ö)	2,500	1,044
Halliburton Co.	9,463	434	Equity Commonwealth(ö)	6,195	198
Helmerich & Payne, Inc.	3,873	235	Equity Residential(ö)	2,778	179
Hess Corp.	2,283	111	Essex Property Trust, Inc.(ö)	186	45
Marathon Petroleum Corp.	15,039	766	First Financial Bankshares, Inc.	308	12
Murphy Oil Corp.	28,712	752	First Republic Bank	1,407	130
Nabors Industries, Ltd.	24,074	249	Forest City Realty Trust, Inc. Class A(ö)	8,741	198
National Oilwell Varco, Inc.	16,300	570	Franklin Resources, Inc.	24,700	1,065
Newfield Exploration Co.(Æ)	11,191	387	GGP, Inc.(Æ)	6,470	140
Noble Corp. PLC(Ñ)	29,800	143	Goldman Sachs Group, Inc. (The)	21,341	4,776
Noble Energy, Inc.	5,200	168	Hartford Financial Services Group, Inc.	13,500	653
Occidental Petroleum Corp.	1,037	64	HCP, Inc.(ö)	3,001	94
Oceaneering International, Inc.	8,647	228	Hospitality Properties Trust(ö)	8,403	267
Patterson-UTI Energy, Inc.	18,386	398	Host Hotels & Resorts, Inc.(ö)	23,886	429
Phillips 66	1,585	126	JPMorgan Chase & Co.(Û)	49,573	4,313
Pioneer Natural Resources Co.	9,586	1,659	KeyCorp	91,979	1,679
Rowan Cos. PLC Class A(Æ)	28,836	406	LaSalle Hotel Properties(ö)	15,246	435
Royal Dutch Shell PLC Class A - ADR	24,754	1,292	Lazard, Ltd. Class A	5,538	238
Schlumberger, Ltd.	1,578	115	Lincoln National Corp.	10,708	706
Southwestern Energy Co.(Æ)	65,158	490	Mack-Cali Realty Corp.(ö)	17,770	481
Tesoro Corp.	5,096	406	MasterCard, Inc. Class A	542	63
Valero Energy Corp.(Û)	21,580	1,394	MetLife, Inc.	19,037	986
		20,075	Morgan Stanley	45,571	1,976
			Northern Trust Corp.	7,800	702
Financial Services - 21.6%			NorthStar Realty Europe Corp.(ö)	4,493	52
Affiliated Managers Group, Inc.	453	75	PayPal Holdings, Inc.(Æ)	1,657	79
Aflac, Inc.	1,431	107	Piedmont Office Realty Trust, Inc. Class A(ö)	19,351	423
Allstate Corp. (The)	12,869	1,046	PNC Financial Services Group, Inc. (The)	290	35
American Equity Investment Life Holding			Popular, Inc.	16,071	674
Co.	4,400	104	Progressive Corp. (The)	1,194	47
American Express Co.	491	39	Prologis, Inc.(ö)	5,419	295
American International Group, Inc.	35,437	2,159	Prudential Financial, Inc.(Û)	19,806	2,120
American Tower Corp.(ö)	1,062	134	Public Storage(ö)	622	130
Assurant, Inc.	3,900	375	Regions Financial Corp.	64,575	888
Assured Guaranty, Ltd.	28,404	1,083	Reinsurance Group of America, Inc. Class A	7,286	911
AvalonBay Communities, Inc.(ö)	149	28	RLJ Lodging Trust(ö)	18,776	403
Axis Capital Holdings, Ltd.	9,800	646	Ryman Hospitality Properties, Inc.(ö)	1,994	127
Bank of America Corp.(Û)	300,658	7,020	Simon Property Group, Inc.(ö)	125	21
Bank of New York Mellon Corp. (The)	2,185	103	SL Green Realty Corp.(ö)	4,920	516
Berkshire Hathaway, Inc. Class B(Æ)	1,221	202	State Street Corp.	12,141	1,018
BlackRock, Inc. Class A	68	26	SunTrust Banks, Inc.	32,998	1,874
Boston Properties, Inc.(ö)	3,148	398	Synchrony Financial	20,100	559
Capital One Financial Corp.	13,102	1,053	Synovus Financial Corp.	4,291	179
CBL & Associates Properties, Inc.(ö)	43,022	398	UBS Group AG	56,200	956
CBRE Group, Inc. Class A(Æ)	14,074	504	Ventas, Inc.(ö)	708	45
Charles Schwab Corp. (The)	2,846	111	Visa, Inc. Class A	1,379	126
Chubb, Ltd.	978	134	Vornado Realty Trust(ö)	1,312	126
Citigroup, Inc.	94,798	5,605	Voya Financial, Inc.	65,272	2,440
Citizens Financial Group, Inc.	45,464	1,669	Wells Fargo & Co.	12,144	654
Colony NorthStar, Inc. Class A(ö)	5,362	70	Welltower, Inc.(ö)	879	63
Comerica, Inc.	9,600	679	Weyerhaeuser Co.(ö)	8,751	296
Crown Castle International Corp.(ö)	494	47	WP Glimcher, Inc.(ö)	14,760	130
Digital Realty Trust, Inc.(ö)	447	51	Zions Bancorporation	15,900	636
Discover Financial Services	9,800	613			62,404
Dun & Bradstreet Corp. (The)	1,300	142

See accompanying notes which are an integral part of the financial statements.

44 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Health Care - 10.8%			FMC Corp.	7,800	571
Abbott Laboratories	8,555	374	Huntsman Corp.	18,553	460
AbbVie, Inc.	9,240	609	Louisiana-Pacific Corp.(Æ)	4,675	120
Aetna, Inc.	826	112	LyondellBasell Industries NV Class A(Û)	10,502	890
Alexion Pharmaceuticals, Inc.(Æ)	866	111	Masco Corp.	1,987	74
Allergan PLC(Æ)	424	103	Monsanto Co.	708	83
Allscripts Healthcare Solutions, Inc.(Æ)	16,800	201	Mosaic Co. (The)	2,311	62
Alnylam Pharmaceuticals, Inc.(Æ)	17,966	963	Newmont Mining Corp.	1,476	50
Amgen, Inc.(Û)	6,275	1,025	Nucor Corp.	1,091	67
Anthem, Inc.	17,521	3,115	Owens Corning	15,527	945
Baxter International, Inc.	18,698	1,041	Packaging Corp. of America	1,282	127
Becton Dickinson and Co.	202	38	PPG Industries, Inc.	640	70
Biogen, Inc.(Æ)(Û)	3,193	866	Praxair, Inc.	2,251	281
Bruker Corp.	9,900	241	Reliance Steel & Aluminum Co.	2,299	181
Cardinal Health, Inc.	8,346	605	Sonoco Products Co.	1,524	80
Celgene Corp.(Æ)	9,433	1,170	Steel Dynamics, Inc.	7,230	261
Centene Corp.(Æ)	10,800	804	Teck Resources, Ltd. Class B	4,134	86
Cigna Corp.	11,164	1,746	Trinseo SA	6,452	428
DaVita HealthCare Partners, Inc.(Æ)	5,626	388	Univar, Inc.(Æ)	5,700	170
Edwards Lifesciences Corp.(Æ)	3,734	410	WestRock Co.	1,810	97
Endo International PLC(Æ)	20,932	238			8,635
Envision Healthcare Corp.(Æ)	31,178	1,746
Exact Sciences Corp.(Æ)	12,792	384	Producer Durables - 13.5%
Express Scripts Holding Co.(Æ)	15,970	980	3M Co.	788	154
Gilead Sciences, Inc.(Û)	34,297	2,351	Accenture PLC Class A	343	42
HCA Holdings, Inc.(Æ)	838	71	AECOM(Æ)	56,715	1,939
HMS Holdings Corp.(Æ)	3,643	75	AerCap Holdings NV(Æ)	8,822	406
Humana, Inc.	209	46	AGCO Corp.	7,400	474
Johnson & Johnson	9,148	1,130	American Airlines Group, Inc.	10,172	434
Laboratory Corp. of America Holdings(Æ)	1,145	160	Automatic Data Processing, Inc.	257	27
Mallinckrodt PLC(Æ)	12,012	564	Babcock & Wilcox Co. (The) Class W(Æ)	5,100	251
Masimo Corp.(Æ)	2,500	257	Boeing Co. (The)	7,179	1,327
McKesson Corp.	14,453	1,999	Caterpillar, Inc.	799	82
Merck & Co., Inc.	16,641	1,038	CoStar Group, Inc.(Æ)	342	82
Mylan NV(Æ)	20,170	753	CSX Corp.	1,970	100
Perrigo Co. PLC	804	59	Cummins, Inc.	658	99
Pfizer, Inc.	31,850	1,081	Danaher Corp.	418	35
Quest Diagnostics, Inc.	6,913	729	Deere & Co.	865	97
Regeneron Pharmaceuticals, Inc.(Æ)	283	110	Delphi Automotive PLC	18,998	1,527
Stryker Corp.	321	44	Delta Air Lines, Inc.	66,353	3,016
Thermo Fisher Scientific, Inc.	11,930	1,972	Dover Corp.	13,150	1,037
United Therapeutics Corp.(Æ)	3,728	469	Dycom Industries, Inc.(Æ)	1,305	138
UnitedHealth Group, Inc.	824	144	Eaton Corp. PLC	849	64
Vertex Pharmaceuticals, Inc.(Æ)	7,084	838	Emerson Electric Co.	542	33
		31,160	EnerSys	5,080	422
			Euronav NV	26,002	205
Materials and Processing - 3.0%			FedEx Corp.(Û)	21,212	4,024
Air Products & Chemicals, Inc.	393	55	Fluor Corp.	10,500	539
Albemarle Corp.	467	51	General Dynamics Corp.	217	42
Bemis Co., Inc.	1,222	55	General Electric Co.	31,087	901
Cabot Corp.	10,677	642	Hawaiian Holdings, Inc.(Æ)	7,935	431
Cliffs Natural Resources, Inc.(Æ)	24,990	168	HD Supply Holdings, Inc.(Æ)	3,732	150
Domtar Corp.	1,139	45	Honeywell International, Inc.	496	65
Dow Chemical Co. (The)	32,358	2,033	Illinois Tool Works, Inc.	260	36
Eastman Chemical Co.	965	77	Insperity, Inc.	4,100	375
Ecolab, Inc.	1,033	133	Jacobs Engineering Group, Inc.	5,000	275
EI du Pont de Nemours & Co.	3,426	273	JB Hunt Transport Services, Inc.	830	74

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 45

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Johnson Controls International PLC	870	36	Dell Technologies, Inc. Class V(Æ)	1,093	73
L3 Technologies, Inc.	219	38	DXC Technology Co.	29,838	2,248
Lockheed Martin Corp.	293	79	Electronic Arts, Inc.(Æ)	7,900	749
ManpowerGroup, Inc.	12,425	1,255	Entegris, Inc.(Æ)	5,739	142
MSC Industrial Direct Co., Inc. Class A	334	30	F5 Networks, Inc.(Æ)	4,204	543
Navistar International Corp.(Æ)	4,100	110	Facebook, Inc. Class A(Æ)	24,527	3,686
Norfolk Southern Corp.	830	98	Finisar Corp.(Æ)	13,400	306
Northrop Grumman Corp.	151	37	FireEye, Inc.(Æ)(Ñ)	4,800	60
PACCAR, Inc.	585	39	Flextronics International, Ltd.(Æ)	23,698	366
Parker-Hannifin Corp.	3,412	549	Groupon, Inc. Class A(Æ)(Ñ)	11,400	45
Quanta Services, Inc.(Æ)	21,959	778	Harris Corp.	14,077	1,575
Raytheon Co.	743	115	Hewlett Packard Enterprise Co.	40,686	758
Republic Services, Inc. Class A	1,335	84	HP, Inc.(Û)	124,744	2,347
Rockwell Automation, Inc.	10,872	1,711	IAC/InterActiveCorp(Æ)	8,189	680
Snap-on, Inc.	11,047	1,851	Imperva, Inc.(Æ)	688	31
Spirit AeroSystems Holdings, Inc. Class A	9,922	567	Intel Corp.	52,837	1,910
Spirit Airlines, Inc.(Æ)	7,716	442	InterDigital, Inc.	1,170	105
Stanley Black & Decker, Inc.	6,187	842	International Business Machines Corp.	653	105
Terex Corp.	21,217	743	Intuit, Inc.	11,979	1,500
Textron, Inc.	13,890	648	Jabil Circuit, Inc.	22,443	651
Trimble Navigation, Ltd.(Æ)	42,305	1,499	Juniper Networks, Inc.	28,300	851
Union Pacific Corp.	18,915	2,118	Lam Research Corp.	6,206	899
United Continental Holdings, Inc.(Æ)	11,683	820	Marvell Technology Group, Ltd.	162,734	2,444
United Parcel Service, Inc. Class B	899	97	Micron Technology, Inc.(Æ)	39,563	1,095
United Rentals, Inc.(Æ)	2,280	250	Microsoft Corp.(Û)	84,675	5,798
United Technologies Corp.	1,094	130	MicroStrategy, Inc. Class A(Æ)	2,357	448
Wabtec Corp.	25,185	2,112	NCR Corp.(Æ)	10,395	429
Waste Management, Inc.	397	29	NetApp, Inc.	20,037	799
WESCO International, Inc.(Æ)	6,700	408	Nuance Communications, Inc.(Æ)	18,200	326
Xerox Corp.	79,700	573	NVIDIA Corp.	691	72
Xylem, Inc.	40,372	2,075	Oracle Corp.	91,801	4,128
		39,066	Palo Alto Networks, Inc.(Æ)	4,673	506
			QUALCOMM, Inc.	15,611	839
Technology - 24.5%			Salesforce.com, Inc.(Æ)	2,452	211
Adobe Systems, Inc.(Æ)	611	82	Sanmina Corp.(Æ)	9,684	361
Advanced Micro Devices, Inc.(Æ)	2,668	35	Seagate Technology PLC	17,910	754
Alphabet, Inc. Class A(Æ)	1,012	936	Splunk, Inc.(Æ)	3,900	251
Alphabet, Inc. Class C(Æ)	3,509	3,179	Symantec Corp.	1,895	60
Amdocs, Ltd.	662	41	Synaptics, Inc.(Æ)	6,100	334
Amkor Technology, Inc.(Æ)	21,553	254	SYNNEX Corp.	1,410	153
Apple, Inc.(Û)	69,655	10,008	Synopsys, Inc.(Æ)	871	64
Applied Materials, Inc.(Û)	30,102	1,222	Tableau Software, Inc. Class A(Æ)	8,534	458
ARRIS International PLC(Æ)	19,900	517	Take-Two Interactive Software, Inc.(Æ)	4,345	273
ASML Holding NV Class G	15,005	1,978	Tech Data Corp.(Æ)	8,746	837
Aspen Technology, Inc.(Æ)	12,762	785	Teradyne, Inc.	27,742	978
Broadcom, Ltd.	9,163	2,023	Texas Instruments, Inc.	586	46
CA, Inc.	1,533	50	Twitter, Inc.(Æ)	17,800	293
Cadence Design Systems, Inc.(Æ)	15,275	498	VeriFone Systems, Inc.(Æ)	28,700	532
CDW Corp.	2,281	135	VeriSign, Inc.(Æ)	8,017	713
Ciena Corp.(Æ)	18,800	431	Viavi Solutions, Inc. Class W(Æ)	47,600	476
Cirrus Logic, Inc.(Æ)	4,100	264	Vishay Intertechnology, Inc.	33,018	540
Cisco Systems, Inc.	7,416	253	Western Digital Corp.	327	29
Citrix Systems, Inc.(Æ)	14,023	1,135	Yahoo!, Inc.(Æ)	894	43
Cognizant Technology Solutions Corp. Class			Zynga, Inc. Class A(Æ)	149,607	432
A	18,754	1,130			70,888
CommVault Systems, Inc.(Æ)	4,300	217
Corning, Inc.	47,254	1,363	Utilities - 2.4%

See accompanying notes which are an integral part of the financial statements.

46 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
AES Corp.	61,991	701	Snyders-Lance, Inc.	(5,162)	(182)
Ameren Corp.	711	39			(311)
American Electric Power Co., Inc.	3,248	220	Energy - (0.2)%
American Water Works Co., Inc.	445	35
AT&T, Inc.	10,521	417	First Solar, Inc.(Æ)	(6,471)	(191)
CenturyLink, Inc.(Ñ)	4,295	110	Frank's International NV	(23,907)	(218)
CMS Energy Corp.	646	29	SunPower Corp. Class A(Æ)	(17,204)	(119)
Consolidated Edison, Inc.	2,110	167	Weatherford International PLC(Æ)	(11,604)	(67)
Dominion Resources, Inc.	988	77			(595)
DTE Energy Co.	736	77	Financial Services - (1.0)%
Duke Energy Corp.	954	79	Bank of the Ozarks, Inc.	(6,359)	(301)
Edison International	944	75
Frontier Communications Corp.(Ñ)	11,062	21	Chemical Financial Corp.	(5,736)	(272)
Hawaiian Electric Industries, Inc.	1,803	60	First Financial Bankshares, Inc.	(8,723)	(348)
j2 Global, Inc.	5,081	459	GEO Group, Inc. (The)(ö)	(4,620)	(154)
NextEra Energy, Inc.	1,414	189	Iron Mountain, Inc.(ö)	(7,143)	(248)
PG&E Corp.	1,085	73	LendingClub Corp.(Æ)	(13,239)	(77)
Public Service Enterprise Group, Inc.	1,045	46
Southern Co. (The)	2,212	110	Mercury General Corp.	(2,412)	(148)
Telephone & Data Systems, Inc.	8,667	238	New York Community Bancorp, Inc.	(19,829)	(264)
T-Mobile US, Inc.(Æ)	37,955	2,554	Pinnacle Financial Partners, Inc.	(3,700)	(237)
US Cellular Corp.(Æ)	2,600	102	Realty Income Corp.(ö)	(5,510)	(322)
Verizon Communications, Inc.	22,128	1,015	South State Corp.	(2,083)	(184)
WEC Energy Group, Inc.	708	43	United Bankshares, Inc.	(8,283)	(330)
Xcel Energy, Inc.	1,126	51
					(2,886)
		6,987	Health Care - (0.6)%
			Acadia Healthcare Co., Inc.(Æ)	(2,951)	(129)
Total Common Stocks			Alnylam Pharmaceuticals, Inc.(Æ)	(5,005)	(268)
(cost $241,868)		294,579	DexCom, Inc.(Æ)	(3,065)	(239)
			Insulet Corp.(Æ)	(4,062)	(176)
Short-Term Investments - 2.2%			Ironwood Pharmaceuticals, Inc. Class A(Æ)	(8,538)	(139)
U.S. Cash Management Fund	6,256,996 (8)	6,258
Total Short-Term Investments			Medicines Co. (The)(Æ)	(3,743)	(185)
(cost $6,258)		6,258	Nektar Therapeutics(Æ)	(7,692)	(146)
			OPKO Health, Inc.(Æ)	(32,474)	(252)

Other Securities - 0.1%			Penumbra, Inc.(Æ)	(1,335)	(114)
U.S. Cash Collateral Fund(×)	283,290 (8)	283	Sarepta Therapeutics, Inc.(Æ)	(1,625)	(59)
Total Other Securities					(1,707)
(cost $283)		283	Materials and Processing - (0.0)%
			Acuity Brands, Inc.	(825)	(145)

Total Investments 104.6%			Producer Durables - (0.3)%
(identified cost $248,409)		301,120
Securities Sold Short - (3.9)%			IHS Markit, Ltd.(Æ)	(8,754)	(380)
Consumer Discretionary - (0.4)%			Square, Inc. Class A(Æ)	(14,183)	(259)
Autoliv, Inc.	(1,536)	(154)	Welbilt, Inc.(Æ)	(6,544)	(134)
CarMax, Inc.(Æ)	(1,353)	(79)			(773)
Coty, Inc. Class A	(13,455)	(240)	Technology - (1.3)%
Fitbit, Inc. Class A(Æ)	(21,992)	(126)	Advanced Micro Devices, Inc.(Æ)	(20,396)	(271)
Tesla, Inc.(Æ)	(827)	(260)	Arista Networks, Inc.(Æ)	(1,826)	(255)
Under Armour, Inc. Class A(Æ)	(13,000)	(279)	Atlassian Corp. PLC Class A(Æ)	(8,009)	(276)
Zillow Group, Inc. Class A(Æ)	(4,213)	(162)	Cavium, Inc.(Æ)	(3,394)	(234)
		(1,300)	Ellie Mae, Inc.(Æ)	(2,310)	(235)
Consumer Staples - (0.1)%			FireEye, Inc.(Æ)	(8,298)	(104)
Kraft Heinz Co. (The)	(1,431)	(129)

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 47

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal	Fair
		Amount ($) or	Value
		Shares	$
	MACOM Technology Solutions Holdings,
	Inc.(Æ)	(4,821)	(236)
	Palo Alto Networks, Inc.(Æ)	(2,286)	(248)
	Paycom Software, Inc.(Æ)	(2,472)	(149)
	Pegasystems, Inc.	(3,332)	(152)
	Pure Storage, Inc. Class A(Æ)	(11,548)	(123)
	Salesforce.com, Inc.(Æ)	(2,935)	(253)
	Shopify, Inc. Class A(Æ)	(3,302)	(251)
	Twilio, Inc. Class A(Æ)	(8,042)	(266)
	Twitter, Inc.(Æ)	(9,694)	(160)
	Universal Display Corp.	(2,172)	(194)
	Zendesk, Inc.(Æ)	(8,655)	(249)
			(3,656)

	Total Securities Sold Short
	(proceeds $11,576)		(11,372)

	Other Assets and Liabilities, Net
-	(0.3%)		(826)
	Net Assets - 100.0%		288,922

See accompanying notes which are an integral part of the financial statements.

48 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
			Number of	Notional		Expiration	(Depreciation)
			Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures			1	USD	119	06/17	2
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							2

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)		Total	% of Net Assets
Common Stocks
Consumer Discretionary	$45,540	$—	$—		$—	$45,540	15.8
Consumer Staples	9,824	—	—		—	9,824	3.4
Energy	20,075	—	—		—	20,075	6.9
Financial Services	62,404	—	—		—	62,404	21.6
Health Care	31,160	—	—		—	31,160	10.8
Materials and Processing	8,635	—	—		—	8,635	3.0
Producer Durables	39,066	—	—		—	39,066	13.5
Technology	70,888	—	—		—	70,888	24.5
Utilities	6,987	—	—		—	6,987	2.4
Short-Term Investments	—	—	—		6,258	6,258	2.2
Other Securities	—	—	—		283	283	0.1
Total Investments	294,579	—	—		6,541	301,120	104.2
Securities Sold Short***	(11,372)	—	—		—	(11,372)	(3.9)
Other Assets and Liabilities, Net							(0.3)
							100.0
Other Financial Instruments
Assets
Futures Contracts	2	—	—		—	2	—*
Total Other Financial Instruments**	$2	$—	$—		$—	$2

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
*** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 49

Russell Investment Company
U.S. Dynamic Equity Fund

Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$2

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$991

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$101

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

50 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$274	$ — $	274
Total Financial and Derivative Assets		274	—	274
Financial and Derivative Assets not subject to a netting agreement		—	—	—
Total Financial and Derivative Assets subject to a netting agreement		$274	$ — $	274

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Citigroup	15	$—	$15	$—
Credit Suisse	20	—	20	—
Goldman Sachs	14	—	14	—
HSBC	44	—	44	—
Merrill Lynch	181	—	181	—
Total	$274	$—	$274	$—

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 51

Russell Investment Company
U.S. Dynamic Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$1	$—	$1
Short Sales	Securities sold short, at market value	11,372	—	11,372
Total Financial and Derivative Liabilities		11,373	—	11,373
Financial and Derivative Liabilities not subject to a netting agreement		(1)	—	(1)
Total Financial and Derivative Liabilities subject to a netting agreement		$11,372	$—	$11,372

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
State Street	11,372	$—	$11,372	$—
Total	$11,372	$—	$11,372	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

52 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$248,409
Investments, at fair value(*)(>)	301,120
Cash (restricted)(a)	105
Receivables:
Dividends and interest	139
Dividends from affiliated funds	6
Investments sold	686
Fund shares sold	9
Prepaid expenses	4
Total assets	302,069

Liabilities
Payables:
Investments purchased	768
Fund shares redeemed	200
Accrued fees to affiliates	220
Other accrued expenses	303
Variation margin on futures contracts	1
Securities sold short, at fair value(‡)	11,372
Payable upon return of securities loaned	283
Total liabilities	13,147

Net Assets	$288,922

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 53

Russell Investment Company
U.S. Dynamic Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(171)
Accumulated net realized gain (loss)	46,751
Unrealized appreciation (depreciation) on:
Investments	52,711
Futures contracts	2
Securities sold short	204
Shares of beneficial interest	267
Additional paid-in capital	189,158
Net Assets	$288,922

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.23
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$10.85
Class A — Net assets	$2,472,485
Class A — Shares outstanding ($.01 par value)	241,762
Net asset value per share: Class C(#)	$8.37
Class C — Net assets	$8,779,145
Class C — Shares outstanding ($.01 par value)	1,049,484
Net asset value per share: Class E(#)	$10.26
Class E — Net assets	$375,612
Class E — Shares outstanding ($.01 par value)	36,622
Net asset value per share: Class I(#)	$10.99
Class I — Net assets	$11,943,254
Class I — Shares outstanding ($.01 par value)	1,086,483
Net asset value per share: Class S(#)	$10.78
Class S — Net assets	$20,014,670
Class S — Shares outstanding ($.01 par value)	1,856,846
Net asset value per share: Class Y(#)	$10.94
Class Y — Net assets	$245,336,458
Class Y — Shares outstanding ($.01 par value)	22,424,149
Amounts in thousands
(*) Securities on loan included in investments	$274
(‡) Proceeds on securities sold short	$11,576
(>) Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund	$6,541

(a) Cash Collateral for Futures	$105
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

54 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$3,032
Dividends from affiliated funds	43
Securities lending income (net)	2
Securities lending income from affiliated funds (net)	10
Total investment income	3,087

Expenses
Advisory fees	1,500
Administrative fees	91
Custodian fees	88
Distribution fees - Class A	3
Distribution fees - Class C	32
Transfer agent fees - Class A	2
Transfer agent fees - Class C	9
Transfer agent fees - Class E	1
Transfer agent fees - Class I	9
Transfer agent fees - Class S	20
Transfer agent fees - Class Y	7
Professional fees	36
Registration fees	46
Shareholder servicing fees - Class C	11
Shareholder servicing fees - Class E	—**
Trustees’ fees	8
Printing fees	10
Dividends from securities sold short	53
Interest expense paid on securities sold short	196
Miscellaneous	8
Expenses before reductions	2,130
Expense reductions	(2)
Net expenses	2,128
Net investment income (loss)	959

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	55,687
Futures contracts	991
Securities sold short	(1,055)
Net realized gain (loss)	55,623
Net change in unrealized appreciation (depreciation) on:
Investments	8,031
Futures contracts	101
Securities sold short	(1,341)
Net change in unrealized appreciation (depreciation)	6,791
Net realized and unrealized gain (loss)	62,414
Net Increase (Decrease) in Net Assets from Operations	$63,373

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 55

Russell Investment Company
U.S. Dynamic Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$959	$3,819
Net realized gain (loss)	55,623	21,234
Net change in unrealized appreciation (depreciation)	6,791	(13,503)
Net increase (decrease) in net assets from operations	63,373	11,550

Distributions
From net investment income
Class A	(3)	(11)
Class C	(—)**	(16)
Class E	(1)	(2)
Class I	(27)	(113)
Class S	(39)	(177)
Class Y	(1,024)	(4,140)
From net realized gain
Class A	(91)	(347)
Class C	(468)	(1,766)
Class E	(16)	(46)
Class I	(538)	(2,337)
Class S	(908)	(4,150)
Class Y	(17,917)	(66,530)
Net decrease in net assets from distributions	(21,032)	(79,635)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(216,107)	(56,654)
Total Net Increase (Decrease) in Net Assets	(173,768)	(124,739)

Net Assets
Beginning of period	462,688	587,427
End of period	$288,922	$462,688
Undistributed (overdistributed) net investment income included in net assets	$(171)	$(36)

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

56 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Dynamic Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	58	$587	33	$319
Proceeds from reinvestment of distributions	9	88	39	347
Payments for shares redeemed	(14)	(141)	(102)	(919)
Net increase (decrease)	53	534	(30)	(253)
Class C
Proceeds from shares sold	247	2,037	71	543
Proceeds from reinvestment of distributions	57	457	237	1,747
Payments for shares redeemed	(228)	(1,879)	(514)	(3,903)
Net increase (decrease)	76	615	(206)	(1,613)
Class E
Proceeds from shares sold	2	18	—	2
Proceeds from reinvestment of distributions	2	17	5	47
Payments for shares redeemed	(2)	(20)	—	(2)
Net increase (decrease)	2	15	5	47
Class I
Proceeds from shares sold	7	73	133	1,415
Proceeds from reinvestment of distributions	50	528	229	2,173
Payments for shares redeemed	(187)	(1,983)	(939)	(9,579)
Net increase (decrease)	(130)	(1,382)	(577)	(5,991)
Class S
Proceeds from shares sold	131	1,385	358	3,414
Proceeds from reinvestment of distributions	88	916	440	4,102
Payments for shares redeemed	(390)	(4,102)	(1,633)	(15,565)
Net increase (decrease)	(171)	(1,801)	(835)	(8,049)
Class Y
Proceeds from shares sold	95	999	1,300	12,044
Proceeds from reinvestment of distributions	1,805	18,941	7,487	70,670
Payments for shares redeemed	(21,860)	(234,028)	(12,298)	(123,509)
Net increase (decrease)	(19,960)	(214,088)	(3,511)	(40,795)
Total increase (decrease)	(20,130)	$(216,107)	(5,154)	$(56,654)

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 57

Russell Investment Company
U.S. Dynamic Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2017*	9.32	—(f)	1.39	1.39	(.01)	(.47)
October 31, 2016	10.76	.03	.11	.14	(.05)	(1.53)
October 31, 2015	12.12	—(f)	.53	.53	—(f)	(1.89)
October 31, 2014	12.08	(.03)	1.53	1.50	—(f)	(1.46)
October 31, 2013	9.40	—(f)	2.71	2.71	(.03)	—
October 31, 2012(3)	9.20	.01	.20	.21	(.01)	—

Class C
April 30, 2017*	7.72	(.03)	1.15	1.12	—	(.47)
October 31, 2016	9.21	(.03)	.08	.05	(.01)	(1.53)
October 31, 2015	10.70	(.07)	.47	.40	—	(1.89)
October 31, 2014	10.90	(.10)	1.36	1.26	—	(1.46)
October 31, 2013	8.53	(.07)	2.44	2.37	—	—
October 31, 2012	7.56	(.06)	1.03	.97	—	—

Class E
April 30, 2017*	9.34	—(f)	1.40	1.40	(.01)	(.47)
October 31, 2016	10.78	.03	.11	.14	(.05)	(1.53)
October 31, 2015	12.14	—(f)	.53	.53	—(f)	(1.89)
October 31, 2014	12.10	(.02)	1.52	1.50	—	(1.46)
October 31, 2013	9.41	.01	2.69	2.70	(.01)	—
October 31, 2012	8.27	—(f)	1.14	1.14	—	—

Class I
April 30, 2017*	9.98	.02	1.48	1.50	(.02)	(.47)
October 31, 2016	11.40	.07	.12	.19	(.08)	(1.53)
October 31, 2015	12.73	.03	.56	.59	(.03)	(1.89)
October 31, 2014	12.60	.02	1.60	1.62	(.03)	(1.46)
October 31, 2013	9.79	.05	2.81	2.86	(.05)	—
October 31, 2012	8.56	.03	1.21	1.24	(.01)	—

Class S
April 30, 2017*	9.79	.02	1.46	1.48	(.02)	(.47)
October 31, 2016	11.22	.06	.11	.17	(.07)	(1.53)
October 31, 2015	12.55	.02	.56	.58	(.02)	(1.89)
October 31, 2014	12.45	.01	1.57	1.58	(.02)	(1.46)
October 31, 2013	9.68	.04	2.76	2.80	(.03)	—
October 31, 2012	8.48	.03	1.17	1.20	—(f)	—

Class Y
April 30, 2017*	9.94	.03	1.47	1.50	(.03)	(.47)
October 31, 2016	11.36	.08	.12	.20	(.09)	(1.53)
October 31, 2015	12.69	.05	.56	.61	(.05)	(1.89)
October 31, 2014	12.56	.03	1.59	1.62	(.03)	(1.46)
October 31, 2013	9.77	.06	2.80	2.86	(.07)	—
October 31, 2012(3)	9.56	.02	.21	.23	(.02)	—

See accompanying notes which are an integral part of the financial statements.

58 U.S. Dynamic Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)(g)	Net Assets(d)(e)	Turnover Rate(b)(k)

(.48)	10.23	15.11	2,472	1.54	1.54	.06	54
(1.58)	9.32	2.10	1,757	1.55	1.55	.35	118
(1.89)	10.76	4.58	2,349	1.50	1.50	(.04)	142
(1.46)	12.12	13.40	1,994	1.52	1.52	(.22)	146
(.03)	12.08	28.84	1,089	1.51	1.51	— (i)	142
(.01)	9.40	2.30	206	1.36	1.35	.31	120

(.47)	8.37	14.69	8,779	2.29	2.29	(.68)	54
(1.54)	7.72	1.41	7,509	2.30	2.30	(.40)	118
(1.89)	9.21	3.81	10,862	2.25	2.25	(.79)	142
(1.46)	10.70	12.66	11,644	2.27	2.27	(.96)	146
—	10.90	27.90	9,380	2.26	2.26	(.68)	142
—	8.53	12.83	5,386	2.28	2.07	(.72)	120

(.48)	10.26	15.18	376	1.54	1.54	.08	54
(1.58)	9.34	2.01	328	1.55	1.55	.33	118
(1.89)	10.78	4.52	321	1.50	1.50	(.02)	142
(1.46)	12.14	13.46	1,893	1.52	1.52	(.19)	146
(.01)	12.10	28.75	2,959	1.51	1.51	.10	142
—	9.41	13.78	2,443	1.55	1.32	(.01)	120

(.49)	10.99	15.23	11,943	1.24	1.22	.41	54
(1.61)	9.98	2.47	12,144	1.22	1.22	.68	118
(1.92)	11.40	4.90	20,455	1.17	1.17	.30	142
(1.49)	12.73	13.86	28,158	1.19	1.18	.14	146
(.05)	12.60	29.28	28,265	1.18	1.13	.41	142
(.01)	9.79	14.34	18,586	1.21	.94	.38	120

(.49)	10.78	15.29	20,015	1.29	1.28	.35	54
(1.60)	9.79	2.34	19,856	1.30	1.30	.61	118
(1.91)	11.22	4.88	32,114	1.25	1.25	.21	142
(1.48)	12.55	13.68	50,903	1.27	1.27	.05	146
(.03)	12.45	29.04	72,332	1.26	1.26	.35	142
—	9.68	14.20	52,928	1.26	1.07	.29	120

(.50)	10.94	15.38	245,337	1.09	1.09	.56	54
(1.62)	9.94	2.63	421,094	1.10	1.10	.79	118
(1.94)	11.36	5.06	521,326	1.05	1.05	.41	142
(1.49)	12.69	13.99	629,285	1.07	1.07	.23	146
(.07)	12.56	29.34	587,599	1.06	1.06	.56	142
(.02)	9.77	2.36	563,827.91		.91	.80	120

See accompanying notes which are an integral part of the financial statements.

U.S. Dynamic Equity Fund 59

Russell Investment Company
U.S. Dynamic Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$190,007
Administration fees	11,461
Distribution fees	5,913
Shareholder servicing fees	1,880
Transfer agent fees	7,026
Trustee fees	3,239
$219,526

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U.S. Cash Collateral Fund	$3,388	$28,170	$31,275	$—	$—	$283	$10	$—
U.S. Cash Management Fund	12,372	103,070	109,184	—	—	6,258	43	—
	$15,760	$131,240	$140,459	$—	$—	$6,541	$53	$—

Federal Income Taxes (Unaudited)

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$253,602,813
Unrealized Appreciation	$54,368,680
Unrealized Depreciation	(6,851,963)
Net Unrealized Appreciation (Depreciation)	$47,516,717

See accompanying notes which are an integral part of the financial statements.

60 U.S. Dynamic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2016	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2017	$1,132.00	$1,019.54
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$5.60	$5.31

Fund is from November 1, 2016 to April 30, 2017.	* Expenses are equal to the Fund's annualized expense ratio of 1.06%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2017	$1,128.10	$1,015.82
	Expenses Paid During Period*	$9.55	$9.05
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.81%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2016	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2017	$1,132.30	$1,019.54
of other funds.	Expenses Paid During Period*	$5.60	$5.31

* Expenses are equal to the Fund's annualized expense ratio of 1.06%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

U.S. Strategic Equity Fund 61

Russell Investment Company
U.S. Strategic Equity Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,133.30	$1,020.78
Expenses Paid During Period*	$4.28	$4.06

* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class T	Performance	expenses)
Beginning Account Value
March 17, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,001.50	$1,021.27
Expenses Paid During Period*	$0.88	$3.56

* Expenses are equal to the Fund's annualized expense ratio of 0.71%
(representing the 45-day period annualized), multiplied by the average account value over the period, multiplied by 45/365 (to reflect the period since commencement of operations). May reflect amounts waived and/or reimbursed.
Without any waivers and/or reimbursements, expenses would have been higher.
Hypothetical expenses are equal to the Fund’s annualized expense ratio of
0.71% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the on-half year period).

62 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.6%			Scripps Networks Interactive, Inc. Class A	15,686	1,172
Consumer Discretionary - 12.7%			Staples, Inc.	122,433	1,196
Amazon.com, Inc.(Æ)	46,872	43,356	Starbucks Corp.	412,636	24,783
AMC Networks, Inc. Class A(Æ)	26,062	1,555	Target Corp.	215,702	12,047
AutoZone, Inc.(Æ)	8,820	6,105	Tenneco, Inc.	38,175	2,406
Avis Budget Group, Inc.(Æ)	39,151	1,194	Thor Industries, Inc.	8,297	798
Avon Products, Inc.(Æ)	149,017	723	Time Warner, Inc.	70,773	7,026
Bed Bath & Beyond, Inc.	133,835	5,186	Time, Inc.	39,941	607
Best Buy Co., Inc.	35,593	1,844	TJX Cos., Inc.	127,424	10,021
Big Lots, Inc.	33,321	1,682	Toll Brothers, Inc.	27,172	978
Brinker International, Inc.	37,977	1,678	Toyota Motor Corp. - ADR	17,750	1,920
Brunswick Corp.	23,138	1,313	Tractor Supply Co.	63,307	3,919
Cable One, Inc.	1,783	1,216	Visteon Corp.(Æ)	44,263	4,557
CarMax, Inc.(Æ)	795	47	Wal-Mart Stores, Inc.	491,871	36,979
Carnival Corp.	91,094	5,627	Walt Disney Co. (The)	164,705	19,040
Charter Communications, Inc. Class A(Æ)	4,109	1,418	Whirlpool Corp.	35,600	6,610
Chipotle Mexican Grill, Inc. Class A(Æ)	21,562	10,231	Yum China Holdings, Inc.(Æ)	8,934	305
Choice Hotels International, Inc.	1,381	87
Coach, Inc.	125,219	4,932			371,304
Comcast Corp. Class A	79,942	3,133
Cooper Tire & Rubber Co.	12,601	483	Consumer Staples - 5.7%
			Altria Group, Inc.	252,389	18,117
Dana Holding Corp.	112,946	2,193	Archer-Daniels-Midland Co.	71,655	3,278
Darden Restaurants, Inc.	33,350	2,841	Brown-Forman Corp. Class B - ADR	85,381	4,040
Dick's Sporting Goods, Inc.	2,733	138	Bunge, Ltd.	18,041	1,426
Discovery Communications, Inc. Class A(Æ)	26,001	748	Campbell Soup Co.	17,959	1,033
Domino's Pizza, Inc.	16,690	3,027	Clorox Co. (The)	14,719	1,968
DR Horton, Inc.	293,874	9,666	Coca-Cola Co. (The)	46,997	2,028
eBay, Inc.(Æ)(Û)	65,512	2,189	Coca-Cola European Partners PLC	10,284	397
Estee Lauder Cos., Inc. (The) Class A	136,203	11,869	Colgate-Palmolive Co.	85,844	6,184
Fiat Chrysler Automobiles NV(Æ)	144,242	1,640	Conagra Brands, Inc.	27,926	1,083
Foot Locker, Inc.	33,773	2,612	Cosan, Ltd. Class A	82,983	638
Ford Motor Co.	39,150	449	CVS Health Corp.	188,574	15,546
General Motors Co.(Û)	368,895	12,779	Dean Foods Co.	75,119	1,483
Goodyear Tire & Rubber Co. (The)	75,557	2,738	Dr Pepper Snapple Group, Inc.	82,794	7,588
Hanesbrands, Inc.	111,228	2,426	Ingredion, Inc.	14,795	1,832
Hasbro, Inc.	4,398	436	JM Smucker Co. (The)	33,940	4,301
Home Depot, Inc. (The)	177,017	27,632	Kimberly-Clark Corp.	51,510	6,683
IMAX Corp.(Æ)	188,501	5,749	Kraft Heinz Co. (The)	60,591	5,477
Kohl's Corp.	25,005	976	Kroger Co. (The)	562,040	16,665
Lear Corp.	23,293	3,323	Molson Coors Brewing Co. Class B	11,755	1,127
Lennar Corp. Class A	8,341	421	Mondelez International, Inc. Class A	34,926	1,573
Lowe's Cos., Inc.	28,757	2,441	Monster Beverage Corp.(Æ)	281,328	12,767
Macy's, Inc.	33,964	992	Nu Skin Enterprises, Inc. Class A	28,181	1,556
Magna International, Inc. Class A	74,193	3,099	PepsiCo, Inc.	148,969	16,875
Marriott International, Inc. Class A	10,970	1,036	Philip Morris International, Inc.	219,613	24,342
McDonald's Corp.	47,360	6,627	Procter & Gamble Co. (The)	38,453	3,358
Meredith Corp.	14,765	865	Sysco Corp.	2,405	127
Michael Kors Holdings, Ltd.(Æ)	40,993	1,530	Tyson Foods, Inc. Class A	97,300	6,253
Netflix, Inc.(Æ)	14,201	2,161	US Foods Holding Corp.(Æ)	5,600	158
Nike, Inc. Class B	35,668	1,976	Walgreens Boots Alliance, Inc.	5,284	457
Nordstrom, Inc.	27,018	1,304
Norwegian Cruise Line Holdings, Ltd.(Æ)	49,126	2,649			168,360
NVR, Inc.(Æ)	2,963	6,256
Office Depot, Inc.	221,535	1,101	Energy - 6.7%
O'Reilly Automotive, Inc.(Æ)	53,870	13,368	Anadarko Petroleum Corp.	88,849	5,066
Priceline Group, Inc. (The)(Æ)	1,390	2,567	Apache Corp.	86,476	4,206
PulteGroup, Inc.	142,494	3,230	Baker Hughes, Inc.	11,477	681
Regal Entertainment Group Class A	3,463	76	BP PLC - ADR	752,995	25,843
			Canadian Natural Resources, Ltd.	234,512	7,474

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 63

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Cenovus Energy, Inc.	67,630	675	CBOE Holdings, Inc.	44,928	3,703
Chevron Corp.	190,674	20,345	CBRE Group, Inc. Class A(Æ)	49,013	1,755
ConocoPhillips	260,069	12,460	Charles Schwab Corp. (The)	22,849	888
CONSOL Energy, Inc.(Æ)	91,625	1,391	Chubb, Ltd.	6,077	834
Core Laboratories NV	4,031	447	Citigroup, Inc.	423,861	25,059
Devon Energy Corp.	225,096	8,889	Citizens Financial Group, Inc.(Û)	98,872	3,630
Enbridge, Inc.	28,526	1,182	Comerica, Inc.	30,700	2,171
Ensco PLC Class A	113,590	896	Crown Castle International Corp.(ö)	20,695	1,958
EOG Resources, Inc.	17,877	1,654	Dun & Bradstreet Corp. (The)	20,419	2,238
Exxon Mobil Corp.	441,438	36,043	East West Bancorp, Inc.	2,439	132
First Solar, Inc.(Æ)	5,871	174	Equity Commonwealth(Æ)(ö)	24,220	775
Halliburton Co.	15,420	708	Equity LifeStyle Properties, Inc. Class A(ö)	4,395	356
Helmerich & Payne, Inc.	26,324	1,596	Equity Residential(ö)	111,115	7,176
Hess Corp.	6,029	294	Everest Re Group, Ltd.	11,607	2,922
Kinder Morgan, Inc.	30,011	619	First American Financial Corp.	6,277	272
Marathon Petroleum Corp.	56,519	2,879	First Data Corp. Class A(Æ)	145,713	2,276
Murphy Oil Corp.	31,081	814	First Financial Bankshares, Inc.	1,020	41
Nabors Industries, Ltd.	112,036	1,158	Forest City Realty Trust, Inc. Class A(ö)	35,155	795
National Oilwell Varco, Inc.	11,584	405	Goldman Sachs Group, Inc. (The)	42,489	9,509
Noble Energy, Inc.	25,679	830	Hanover Insurance Group, Inc. (The)	16,609	1,466
Occidental Petroleum Corp.	207,337	12,760	Hartford Financial Services Group, Inc.	52,766	2,552
Oceaneering International, Inc.	81,066	2,139	HCP, Inc.(ö)	235,547	7,384
Patterson-UTI Energy, Inc.	65,025	1,408	Hospitality Properties Trust(ö)	44,028	1,401
PBF Energy, Inc. Class A	212,754	4,749	Host Hotels & Resorts, Inc.(ö)	81,858	1,469
Phillips 66	209,802	16,692	Intercontinental Exchange, Inc.	190,906	11,493
Pioneer Natural Resources Co.	29,882	5,169	Jones Lang LaSalle, Inc.	1,047	120
Rowan Cos. PLC Class A(Æ)	100,833	1,419	JPMorgan Chase & Co.(Û)	510,765	44,437
Schlumberger, Ltd.	112,742	8,184	KeyCorp	743,418	13,560
Southwestern Energy Co.(Æ)	135,130	1,015	KKR & Co., LP	428,504	8,133
TechnipFMC PLC(Æ)	2,273	69	LaSalle Hotel Properties(ö)	53,094	1,516
Tesoro Corp.	23,541	1,876	Lazard, Ltd. Class A	21,306	915
Valero Energy Corp.(Û)	70,780	4,573	Liberty Property Trust(ö)	4,375	178
World Fuel Services Corp.	7,715	284	Lincoln National Corp.	52,469	3,459
		197,066	Loews Corp.	261,400	12,186
			M&T Bank Corp.	42,500	6,605
Financial Services - 19.8%			Mack-Cali Realty Corp.(ö)	62,894	1,701
Affiliated Managers Group, Inc.	70,092	11,607	Markel Corp.(Æ)	358	347
Aflac, Inc.	5,354	401	MasterCard, Inc. Class A	300,014	34,898
AGNC Investment Corp.	33,625	708	MetLife, Inc.	56,180	2,911
Allied World Assurance Co. Holdings AG	4,989	265	Mid-America Apartment Communities, Inc.
Allstate Corp. (The)	153,584	12,485	(ö)	2,105	209
American Express Co.	233,000	18,465	Morgan Stanley	205,175	8,898
American Financial Group, Inc.	1,794	175	New York Community Bancorp, Inc.	15,448	205
American International Group, Inc.	128,485	7,826	OneMain Holdings, Inc.(Æ)	58,098	1,355
Annaly Capital Management, Inc.(ö)	61,996	732	Piedmont Office Realty Trust, Inc. Class A(ö)	81,120	1,772
Arch Capital Group, Ltd.(Æ)	25,566	2,479	PNC Financial Services Group, Inc. (The)	146,537	17,548
Aspen Insurance Holdings, Ltd.	67,251	3,521	Popular, Inc.	124,811	5,231
Assured Guaranty, Ltd.	59,304	2,261	Principal Financial Group, Inc.	7,089	462
Axis Capital Holdings, Ltd.	31,736	2,091	ProAssurance Corp.	4,210	261
Bank of America Corp.(Û)	2,223,021	51,885	Progressive Corp. (The)	169,398	6,728
Bank of New York Mellon Corp. (The)	15,295	720	Prologis, Inc.(ö)	7,812	425
BB&T Corp.	122,026	5,269	Prudential Financial, Inc.	37,255	3,987
Berkshire Hathaway, Inc. Class B(Æ)	116,607	19,265	Radian Group, Inc.	93,216	1,573
BlackRock, Inc. Class A	2,136	821	Realty Income Corp.(ö)	35,200	2,054
Blackstone Group, LP (The)	201,482	6,214	Regions Financial Corp.	75,614	1,040
BNP Paribas - ADR	105,721	3,737	Reinsurance Group of America, Inc. Class A	61,262	7,660
Camden Property Trust(ö)	24,800	2,042	RLJ Lodging Trust(ö)	67,481	1,450
CBL & Associates Properties, Inc.(ö)	150,314	1,390	Santander Consumer USA Holdings, Inc.(Æ)	259,612	3,307

See accompanying notes which are an integral part of the financial statements.

64 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
SBA Communications Corp.(Æ)(ö)	84,604	10,702	Merck & Co., Inc.	553,985	34,530
Simon Property Group, Inc.(ö)	52,467	8,671	Mylan NV(Æ)	67,589	2,524
Starwood Property Trust, Inc.(ö)	29,345	666	Pfizer, Inc.	849,895	28,828
State Street Corp.	244,500	20,514	Quest Diagnostics, Inc.	26,660	2,813
SunTrust Banks, Inc.(Û)	176,895	10,049	Sanofi - ADR	204,900	9,692
Synchrony Financial	164,602	4,576	Stryker Corp.	66,915	9,125
Torchmark Corp.	4,582	351	Thermo Fisher Scientific, Inc.	43,285	7,156
Travelers Cos., Inc. (The)	68,528	8,337	United Therapeutics Corp.(Æ)	12,983	1,632
Two Harbors Investment Corp.(ö)	209,478	2,093	UnitedHealth Group, Inc.	161,778	28,292
US Bancorp	173,123	8,878	VCA, Inc.(Æ)	929	85
Visa, Inc. Class A	13,390	1,221	Zimmer Biomet Holdings, Inc.	3,284	393
Voya Financial, Inc.	182,612	6,826	Zoetis, Inc. Class A	348,444	19,551
Wells Fargo & Co.	809,288	43,572			344,512
Western Alliance Bancorp(Æ)	2,694	129
Weyerhaeuser Co.(ö)	17,894	606	Materials and Processing - 3.2%
White Mountains Insurance Group, Ltd.	274	235	Air Products & Chemicals, Inc.	3,504	492
WP Glimcher, Inc.(ö)	71,404	628	Albemarle Corp.	6,339	690
WR Berkley Corp.	6,855	466	Cabot Corp.	35,309	2,125
XL Group, Ltd.	290,210	12,145	Celanese Corp. Class A	81,200	7,068
		582,410	Cliffs Natural Resources, Inc.(Æ)	87,032	585
			Crown Holdings, Inc.(Æ)	66,832	3,749
Health Care - 11.7%			Domtar Corp.	7,363	292
Abbott Laboratories	33,163	1,447	Dow Chemical Co. (The)	207,366	13,023
AbbVie, Inc.	50,824	3,351	Eastman Chemical Co.	47,749	3,808
Aetna, Inc.	6,663	900	Ecolab, Inc.	23,961	3,093
Agilent Technologies, Inc.	5,866	323	EI du Pont de Nemours & Co.	188,980	15,071
Allergan PLC(Æ)	999	244	Huntsman Corp.	32,943	816
Allscripts Healthcare Solutions, Inc.(Æ)	75,979	909	International Flavors & Fragrances, Inc.	32,642	4,524
Alnylam Pharmaceuticals, Inc.(Æ)	57,681	3,092	Louisiana-Pacific Corp.(Æ)	98,483	2,535
AmerisourceBergen Corp. Class A	3,065	251	LyondellBasell Industries NV Class A	54,918	4,655
Amgen, Inc.(Û)	20,639	3,371	NewMarket Corp.	1,400	659
Anthem, Inc.	83,568	14,866	Newmont Mining Corp.	8,687	294
Baxter International, Inc.	211,090	11,753	Owens Corning(Û)	54,936	3,343
Becton Dickinson and Co.	4,575	855	Packaging Corp. of America	14,376	1,420
Biogen, Inc.(Æ)(Û)	55,868	15,152	PPG Industries, Inc.	95,739	10,516
Bristol-Myers Squibb Co.	23,442	1,314	Praxair, Inc.	5,732	716
Cardinal Health, Inc.	91,331	6,630	Reliance Steel & Aluminum Co.	43,391	3,420
Celgene Corp.(Æ)	15,451	1,917	Sherwin-Williams Co. (The)	15,077	5,046
Cerner Corp.(Æ)	183,097	11,856	Silgan Holdings, Inc.	19,751	1,197
Cigna Corp.	28,961	4,529	Steel Dynamics, Inc.	26,486	957
CR Bard, Inc.	1,967	605	Teck Resources, Ltd. Class B	14,039	291
DaVita HealthCare Partners, Inc.(Æ)	19,593	1,352	Trinseo SA	22,469	1,492
Eli Lilly & Co.	88,113	7,231	Westlake Chemical Corp.	1,941	121
Endo International PLC(Æ)	72,897	829	WestRock Co.	6,634	355
Envision Healthcare Corp.(Æ)	95,338	5,342			92,353
Exact Sciences Corp.(Æ)	41,102	1,233
Express Scripts Holding Co.(Æ)	130,143	7,983	Producer Durables - 12.5%
Gilead Sciences, Inc.(Û)	136,352	9,347	Accenture PLC Class A	167,398	20,305
HCA Holdings, Inc.(Æ)	2,946	248	Adient PLC	101,405	7,459
Horizon Pharma PLC(Æ)	152,634	2,348	Advanced Energy Industries, Inc.(Æ)	21,441	1,582
Humana, Inc.	3,701	822	AECOM(Æ)	244,716	8,372
Jazz Pharmaceuticals PLC(Æ)	10,918	1,739	AerCap Holdings NV(Æ)	147,984	6,809
Johnson & Johnson	338,153	41,752	AGCO Corp.	50,111	3,207
Laboratory Corp. of America Holdings(Æ)	7,350	1,030	American Airlines Group, Inc.	171,556	7,312
Mallinckrodt PLC(Æ)	67,369	3,161	Avery Dennison Corp.	1,487	124
Masimo Corp.(Æ)	23,286	2,392	Babcock & Wilcox Co. (The) Class W(Æ)	36,732	1,806
McKesson Corp.	16,699	2,309	Boeing Co. (The)	33,817	6,250
Medtronic PLC	329,858	27,408	CH Robinson Worldwide, Inc.	1,546	112
			.

See accompanying notes which are an integral part of the financial statements

U.S. Strategic Equity Fund 65

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Chicago Bridge & Iron Co.	58,073	1,747	Apple, Inc.(Û)	268,989	38,640
Danaher Corp.	251,818	20,984	Applied Materials, Inc.(Û)	104,766	4,255
Delphi Automotive PLC	61,960	4,982	Arrow Electronics, Inc.(Æ)	55,072	3,883
Delta Air Lines, Inc.(Û)	369,050	16,770	ASML Holding NV Class G	48,167	6,351
Dycom Industries, Inc.(Æ)	5,214	551	Aspen Technology, Inc.(Æ)	68,456	4,209
Eaton Corp. PLC	41,100	3,109	Avnet, Inc.	121,010	4,682
Euronav NV	78,270	618	Broadcom, Ltd.	29,448	6,503
FedEx Corp.(Û)	56,466	10,712	CA, Inc.	52,186	1,713
Flir Systems, Inc.	11,941	439	Cadence Design Systems, Inc.(Æ)	223,308	7,273
Fluor Corp.	81,000	4,157	Cirrus Logic, Inc.(Æ)	15,820	1,018
Fortive Corp.	191,600	12,121	Cisco Systems, Inc.	322,039	10,972
General Electric Co.	64,108	1,858	Corning, Inc.	169,061	4,877
Hawaiian Holdings, Inc.(Æ)	27,616	1,499	Cree, Inc.(Æ)	15,910	348
Honeywell International, Inc.	35,700	4,682	DXC Technology Co.	88,084	6,636
Hub Group, Inc. Class A(Æ)	11,139	436	Entegris, Inc.(Æ)	12,210	303
Huntington Ingalls Industries, Inc.	1,473	296	F5 Networks, Inc.(Æ)	37,150	4,797
Insperity, Inc.	8,312	759	Facebook, Inc. Class A(Æ)	250,686	37,666
Jacobs Engineering Group, Inc.	21,100	1,159	FireEye, Inc.(Æ)	19,600	245
JB Hunt Transport Services, Inc.	36,100	3,237	Flextronics International, Ltd.(Æ)	14,811	229
Johnson Controls International PLC	350,369	14,565	Gartner, Inc.(Æ)	45,700	5,214
Lamb Weston Holdings, Inc.	24,500	1,023	Harris Corp.	45,024	5,038
Landstar System, Inc.	61,470	5,253	Hewlett Packard Enterprise Co.	90,837	1,692
ManpowerGroup, Inc.	63,600	6,422	HP, Inc.	164,925	3,104
National Instruments Corp.	21,783	760	IAC/InterActiveCorp(Æ)	28,911	2,400
Navistar International Corp.(Æ)	32,700	880	Intel Corp.	674,655	24,389
Norfolk Southern Corp.	100,000	11,749	International Business Machines Corp.	84,677	13,573
Northrop Grumman Corp.	1,682	414	Intuit, Inc.	159,998	20,033
Parker-Hannifin Corp.	586	94	IPG Photonics Corp.(Æ)	22,231	2,808
Quanta Services, Inc.(Æ)	83,101	2,945	Jabil Circuit, Inc.	41,453	1,203
Raytheon Co.	78,185	12,135	Juniper Networks, Inc.	103,400	3,109
Republic Services, Inc. Class A	2,561	161	Lam Research Corp.(Û)	21,600	3,129
Rockwell Automation, Inc.	66,301	10,432	MACOM Technology Solutions Holdings,
Snap-on, Inc.	35,776	5,994	Inc.(Æ)	710	35
Southwest Airlines Co.	215,000	12,087	Manhattan Associates, Inc.(Æ)	5,635	263
Spirit AeroSystems Holdings, Inc. Class A	42,199	2,412	Marvell Technology Group, Ltd.	422,913	6,352
Spirit Airlines, Inc.(Æ)	26,856	1,538	Micron Technology, Inc.(Æ)	328,821	9,099
Stanley Black & Decker, Inc.	106,200	14,459	Microsoft Corp.(Û)	880,093	60,251
Textron, Inc.	40,300	1,880	MicroStrategy, Inc. Class A(Æ)	8,046	1,530
TransDigm Group, Inc.	46,203	11,400	NCR Corp.(Æ)	36,202	1,493
Trimble Navigation, Ltd.(Æ)	135,786	4,811	NetApp, Inc.	18,651	743
Union Pacific Corp.	373,942	41,866	NVIDIA Corp.	8,604	897
United Continental Holdings, Inc.(Æ)(Û)	40,663	2,855	ON Semiconductor Corp.(Æ)	85,300	1,210
United Rentals, Inc.(Æ)	7,939	871	Oracle Corp.	887,264	39,891
United Technologies Corp.	135,200	16,087	QUALCOMM, Inc.	391,243	21,025
Verisk Analytics, Inc. Class A(Æ)	124,989	10,350	Red Hat, Inc.(Æ)	200,284	17,641
Wabtec Corp.	80,827	6,781	Sanmina Corp.(Æ)	33,725	1,256
Waste Management, Inc.	4,823	351	Seagate Technology PLC	9,839	415
Waters Corp.(Æ)	2,441	415	Synaptics, Inc.(Æ)	52,600	2,881
WW Grainger, Inc.	25,270	4,869	Synopsys, Inc.(Æ)	89,055	6,563
Xylem, Inc.	130,982	6,734	Tableau Software, Inc. Class A(Æ)	15,600	837
		366,047	Take-Two Interactive Software, Inc.(Æ)	9,291	584
			Tech Data Corp.(Æ)	47,734	4,566
Technology - 18.6%			Teradyne, Inc.(Û)	111,376	3,928
Adobe Systems, Inc.(Æ)	134,640	18,007	Texas Instruments, Inc.	243,054	19,245
Alphabet, Inc. Class A(Æ)	33,226	30,718	Twitter, Inc.(Æ)	29,200	481
Alphabet, Inc. Class C(Æ)	60,915	55,187	VeriSign, Inc.(Æ)	27,920	2,483
Amkor Technology, Inc.(Æ)	60,861	717	Viavi Solutions, Inc. Class W(Æ)	131,912	1,319
Analog Devices, Inc.	7,433	566	Vishay Intertechnology, Inc.	114,919	1,879

See accompanying notes which are an integral part of the financial statements.

66 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Western Digital Corp.	9,780	871	Coty, Inc. Class A	(48,838)	(872)
Xilinx, Inc.	5,303	335	Fitbit, Inc. Class A(Æ)	(79,664)	(455)
Zynga, Inc. Class A(Æ)	818,240	2,365	Pandora Media, Inc.(Æ)	(25,923)	(281)
		545,925	Tesla, Inc.(Æ)	(2,878)	(904)

Utilities - 4.7%			Under Armour, Inc. Class A(Æ)	(45,274)	(973)
AES Corp.	215,890	2,442	Zillow Group, Inc. Class A(Æ)	(16,142)	(621)
Ameren Corp.	3,575	195			(5,512)
American Electric Power Co., Inc.	89,327	6,059	Consumer Staples – (0.0)%
American Water Works Co., Inc.	57,839	4,613	Snyders-Lance, Inc.	(16,630)	(586)
AT&T, Inc.	953,000	37,767
Calpine Corp.(Æ)	198,548	2,025	Energy - (0.1)%
CenterPoint Energy, Inc.	3,917	112	First Solar, Inc.(Æ)	(32,596)	(963)
CMS Energy Corp.	4,437	201	Frank's International NV	(83,260)	(758)
Consolidated Edison, Inc.	13,352	1,059
Dominion Resources, Inc.	3,009	233	SunPower Corp. Class A(Æ)	(54,646)	(379)
DTE Energy Co.	22,598	2,364	Weatherford International PLC(Æ)	(86,341)	(498)
Duke Energy Corp.	105,000	8,662			(2,598)
Edison International	16,360	1,308	Financial Services - (0.4)%
Entergy Corp.	229,533	17,504	Bank of the Ozarks, Inc.	(22,147)	(1,051)
Eversource Energy	63,900	3,796	Chemical Financial Corp.	(21,105)	(1,002)
Great Plains Energy, Inc.	26,725	791
j2 Global, Inc.	13,970	1,261	First Financial Bankshares, Inc.	(29,287)	(1,170)
MDU Resources Group, Inc.	25,509	686	GEO Group, Inc. (The)(ö)	(16,091)	(536)
NextEra Energy, Inc.	74,993	10,016	Interactive Brokers Group, Inc. Class A	(14,016)	(488)
NiSource, Inc.	138,672	3,363	Iron Mountain, Inc.(ö)	(24,877)	(865)
OGE Energy Corp.	8,620	300	LendingClub Corp.(Æ)	(25,733)	(151)
ONE Gas, Inc.	5,151	355	Mercury General Corp.	(8,398)	(516)
PG&E Corp.	63,198	4,237
Pinnacle West Capital Corp.	31,938	2,718	New York Community Bancorp, Inc.	(69,056)	(918)
PPL Corp.	1,810	69	Pinnacle Financial Partners, Inc.	(12,425)	(795)
Southern Co. (The)	10,091	503	Realty Income Corp.(ö)	(19,055)	(1,112)
Telephone & Data Systems, Inc.	30,184	829	South State Corp.	(11,425)	(1,007)
T-Mobile US, Inc.(Æ)	95,718	6,439	United Bankshares, Inc.	(26,515)	(1,058)
Verizon Communications, Inc.	414,776	19,042
Westar Energy, Inc. Class A	3,230	168			(10,669)
Xcel Energy, Inc.	2,093	94	Health Care - (0.2)%
			Acadia Healthcare Co., Inc.(Æ)	(4,721)	(206)
		139,211	Alnylam Pharmaceuticals, Inc.(Æ)	(17,429)	(934)

Total Common Stocks			DexCom, Inc.(Æ)	(10,674)	(832)
(cost $2,325,031)		2,807,188	Insulet Corp.(Æ)	(8,518)	(370)
			Ironwood Pharmaceuticals, Inc. Class A(Æ)	(29,736)	(485)

Short-Term Investments - 5.6%			Medicines Co. (The)(Æ)	(15,066)	(743)
U.S. Cash Management Fund	156,733,183 (8)	156,765	Nektar Therapeutics(Æ)	(19,422)	(368)
United States Treasury Bills			OPKO Health, Inc.(Æ)	(115,980)	(901)
0.616% due 05/11/17 (~)(§)	3,400	3,399	Penumbra, Inc.(Æ)	(6,114)	(523)
0.655% due 05/25/17 (~)(§)	4,300	4,298			(5,362)
Total Short-Term Investments			Materials and Processing – (0.0)%
(cost $164,462)		164,462	Acuity Brands, Inc.	(2,816)	(496)

Total Investments 101.2%			Producer Durables - (0.1)%
(identified cost $2,489,493)		2,971,650	IHS Markit, Ltd.(Æ)	(30,411)	(1,320)
Securities Sold Short - (1.4)%			National Instruments Corp.	(9,760)	(341)
Consumer Discretionary - (0.2)%			Square, Inc. Class A(Æ)	(49,362)	(900)
Autoliv, Inc.	(5,349)	(536)	Welbilt, Inc.(Æ)	(26,223)	(538)
CarMax, Inc.(Æ)	(14,867)	(870)

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 67

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($) or	Value
	Shares	$
		(3,099)
Technology - (0.4)%
Advanced Micro Devices, Inc.(Æ)	(61,740)	(821)
Arista Networks, Inc.(Æ)	(6,357)	(888)
Atlassian Corp. PLC Class A(Æ)	(28,655)	(988)
Cavium, Inc.(Æ)	(5,763)	(397)
Ellie Mae, Inc.(Æ)	(8,039)	(818)
FireEye, Inc.(Æ)	(18,919)	(237)
MACOM Technology Solutions Holdings,
Inc.(Æ)	(15,509)	(758)
Palo Alto Networks, Inc.(Æ)	(7,960)	(863)
Paycom Software, Inc.(Æ)	(8,610)	(519)
Pegasystems, Inc.	(11,605)	(528)
Pure Storage, Inc. Class A(Æ)	(48,859)	(518)
Shopify, Inc. Class A(Æ)	(11,494)	(873)
Twilio, Inc. Class A(Æ)	(27,638)	(913)
Twitter, Inc.(Æ)	(30,148)	(497)
Universal Display Corp.	(10,025)	(896)
Zendesk, Inc.(Æ)	(22,495)	(647)
		(11,161)

Total Securities Sold Short
(proceeds $39,025)		(39,483)

Other Assets and Liabilities, Net
- 0.2%		5,285
Net Assets - 100.0%		2,937,452

See accompanying notes which are an integral part of the financial statements.

68 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
			Number of	Notional		Expiration	(Depreciation)
			Contracts	Amount		Date	$
S&P 500 E-Mini Index Futures			777	USD	92,483	06/17	1,410
S&P Consumer Discretionary Select Sector Index Futures			57	USD	5,177	06/17	114
S&P Consumer Staples Select Sector Index Futures			92	USD	5,082	06/17	7
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							1,531

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)		Total	% of Net Assets
Common Stocks
Consumer Discretionary	$371,304	$—	$—		$—	$371,304	12.7
Consumer Staples	168,360	—	—		—	168,360	5.7
Energy	197,066	—	—		—	197,066	6.7
Financial Services	582,410	—	—		—	582,410	19.8
Health Care	344,512	—	—		—	344,512	11.7
Materials and Processing	92,353	—	—		—	92,353	3.2
Producer Durables	366,047	—	—		—	366,047	12.5
Technology	545,925	—	—		—	545,925	18.6
Utilities	139,211	—	—		—	139,211	4.7
Short-Term Investments	—	7,697	—		156,765	164,462	5.6
Total Investments	2,807,188	7,697	—		156,765	2,971,650	101.2
Securities Sold Short**	(39,483)	—	—		—	(39,483)	(1.4)
Other Assets and Liabilities, Net							0.2
							100.0
Other Financial Instruments
Assets
Futures Contracts	1,531	—	—		—	1,531	0.1
A
Total Other Financial Instruments*	$1,531	$—	$—		$—	$1,531

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 69

Russell Investment Company
U.S. Strategic Equity Fund

Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$1,531

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$14,406

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$2,461

* Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

70 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$245	$—	$245
Short Sales	Securities sold short, at market value	39,483	—	39,483
Total Financial and Derivative Liabilities		39,728	—	39,728
Financial and Derivative Liabilities not subject to a netting agreement		(245)	—	(245)
Total Financial and Derivative Liabilities subject to a netting agreement		$39,483	$—	$39,483

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
State Street	39,483	$—	$39,483	$—
Total	$39,483	$—	$39,483	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 71

Russell Investment Company
U.S. Strategic Equity Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,489,493
Investments, at fair value(>)	2,971,650
Receivables:
Dividends and interest	2,514
Dividends from affiliated funds	69
Investments sold	17,329
Fund shares sold	3,871
Prepaid expenses	31
Total assets	2,995,464

Liabilities
Payables:
Due to custodian	2
Investments purchased	13,817
Fund shares redeemed	1,915
Accrued fees to affiliates	1,793
Other accrued expenses	757
Variation margin on futures contracts	245
Securities sold short, at fair value(‡)	39,483
Total liabilities	58,012

Net Assets	$2,937,452

See accompanying notes which are an integral part of the financial statements.

72 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,855
Accumulated net realized gain (loss)	153,004
Unrealized appreciation (depreciation) on:
Investments	482,157
Futures contracts	1,531
Securities sold short	(458)
Shares of beneficial interest	2,243
Additional paid-in capital	2,297,120
Net Assets	$2,937,452

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$13.07
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$13.87
Class A — Net assets	$5,293,874
Class A — Shares outstanding ($.01 par value)	404,917
Net asset value per share: Class C(#)	$13.03
Class C — Net assets	$16,793,527
Class C — Shares outstanding ($.01 par value)	1,288,911
Net asset value per share: Class E(#)	$13.11
Class E — Net assets	$2,416,495
Class E — Shares outstanding ($.01 par value)	184,389
Net asset value per share: Class S(#)	$13.10
Class S — Net assets	$2,907,579,837
Class S — Shares outstanding ($.01 par value)	222,020,008
Net asset value per share: Class T(#)	$13.09
Class T — Net assets	$5,368,609
Class T — Shares outstanding ($.01 par value)	410,087
Amounts in thousands
(‡) Proceeds on securities sold short	$39,025
(>) Investments in affiliates, U.S. Cash Management Fund	$156,765

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 73

Russell Investment Company
U.S. Strategic Equity Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$27,144
Dividends from affiliated funds	486
Interest	16
Total investment income	27,646

Expenses
Advisory fees	10,863
Administrative fees	712
Custodian fees	231
Distribution fees - Class A	7
Distribution fees - Class C	66
Transfer agent fees - Class A	5
Transfer agent fees - Class C	18
Transfer agent fees - Class E	36
Transfer agent fees - Class S	2,888
Transfer agent fees - Class T	1
Professional fees	67
Registration fees	60
Shareholder servicing fees - Class C	22
Shareholder servicing fees - Class E	45
Trustees’ fees	54
Printing fees	136
Dividends from securities sold short	144
Interest expense paid on securities sold short	397
Miscellaneous	14
Expenses before reductions	15,766
Expense reductions	(3,735)
Net expenses	12,031
Net investment income (loss)	15,615

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	182,351
Futures contracts	14,406
Securities sold short	(2,105)
Net realized gain (loss)	194,652
Net change in unrealized appreciation (depreciation) on:
Investments	161,719
Futures contracts	2,461
Securities sold short	(3,371)
Net change in unrealized appreciation (depreciation)	160,809
Net realized and unrealized gain (loss)	355,461
Net Increase (Decrease) in Net Assets from Operations	$371,076

See accompanying notes which are an integral part of the financial statements.

74 U.S. Strategic Equity Fund

Russell Investment Company
U.S. Strategic Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,615	$44,524
Net realized gain (loss)	194,652	129,071
Net change in unrealized appreciation (depreciation)	160,809	(99,104)
Net increase (decrease) in net assets from operations	371,076	74,491

Distributions
From net investment income
Class A	(24)	(73)
Class C	(23)	(60)
Class E	(252)	(957)
Class S	(16,238)	(42,773)
Class T	(—)**	—
From net realized gain
Class A	(229)	(337)
Class C	(773)	(1,134)
Class E	(3,305)	(5,259)
Class S	(121,176)	(192,312)
Net decrease in net assets from distributions	(142,020)	(242,905)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(133,436)	(987,803)
Total Net Increase (Decrease) in Net Assets	95,620	(1,156,217)

Net Assets
Beginning of period	2,841,832	3,998,049
End of period	$2,937,452	$2,841,832
Undistributed (overdistributed) net investment income included in net assets	$1,855	$2,777

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 75

Russell Investment Company
U.S. Strategic Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	21	$273	216	$2,544
Proceeds from reinvestment of distributions	20	251	35	410
Payments for shares redeemed	(158)	(1,973)	(261)	(3,130)
Net increase (decrease)	(117)	(1,449)	(10)	(176)
Class C
Proceeds from shares sold	66	829	150	1,756
Proceeds from reinvestment of distributions	64	796	103	1,194
Payments for shares redeemed	(345)	(4,335)	(524)	(6,250)
Net increase (decrease)	(215)	(2,710)	(271)	(3,300)
Class E
Proceeds from shares sold	179	2,259	446	5,285
Proceeds from reinvestment of distributions	280	3,491	518	6,041
Payments for shares redeemed	(6,413)	(80,260)	(3,136)	(37,642)
Net increase (decrease)	(5,954)	(74,510)	(2,172)	(26,316)
Class S
Proceeds from shares sold	26,885	340,879	31,998	378,797
Proceeds from reinvestment of distributions	10,955	136,903	20,061	233,981
Payments for shares redeemed	(42,028)	(537,845)	(132,329)	(1,570,789)
Net increase (decrease)	(4,188)	(60,063)	(80,270)	(958,011)
Class T(1)
Proceeds from shares sold	410	5,297	—	—
Payments for shares redeemed	—	(1)	—	—
Net increase (decrease)	410	5,296	—	—
Total increase (decrease)	(10,064)	$(133,436)	(82,723)	$(987,803)

(1) For the period March 17, 2017 (commencement of operations) to April 30, 2017.

See accompanying notes which are an integral part of the financial statements.

76 U.S. Strategic Equity Fund

(This page intentionally left blank)

Russell Investment Company
U.S. Strategic Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2017*	12.10	.05	1.52	1.57	(.06)	(.54)
October 31, 2016	12.59	.13	.15	.28	(.12)	(.65)
October 31, 2015	13.42	.10	.35	.45	(.10)	(1.18)
October 31, 2014	12.73	.11	1.66	1.77	(.12)	(.96)
October 31, 2013	10.13	.08	2.65	2.73	(.10)	(.03)
October 31, 2012(2)	10.00	.01	.13	.14	(.01)	—

Class C
April 30, 2017*	12.07	—(f)	1.52	1.52	(.02)	(.54)
October 31, 2016	12.56	.04	.15	.19	(.03)	(.65)
October 31, 2015	13.39	—(f)	.36	.36	(.01)	(1.18)
October 31, 2014	12.71	.02	1.65	1.67	(.03)	(.96)
October 31, 2013	10.12	—(f)	2.65	2.65	(.03)	(.03)
October 31, 2012(2)	10.00	—(f)	.13	.13	(.01)	—

Class E
April 30, 2017*	12.12	.06	1.51	1.57	(.04)	(.54)
October 31, 2016	12.61	.13	.15	.28	(.12)	(.65)
October 31, 2015	13.44	.10	.35	.45	(.10)	(1.18)
October 31, 2014	12.74	.11	1.66	1.77	(.11)	(.96)
October 31, 2013	10.13	.10	2.63	2.73	(.09)	(.03)
October 31, 2012(2)	10.00	.01	.14	.15	(.02)	—

Class S
April 30, 2017*	12.13	.07	1.52	1.59	(.08)	(.54)
October 31, 2016	12.61	.16	.16	.32	(.15)	(.65)
October 31, 2015	13.44	.13	.35	.48	(.13)	(1.18)
October 31, 2014	12.74	.14	1.67	1.81	(.15)	(.96)
October 31, 2013	10.13	.13	2.63	2.76	(.12)	(.03)
October 31, 2012(2)	10.00	.02	.13	.15	(.02)	—

Class T
April 30, 2017(10)	13.10	—(f)	.02	.02	(.03)	—

See accompanying notes which are an integral part of the financial statements.

78 U.S. Strategic Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)(g)	Net Assets(d)(e)	Turnover Rate(b)(k)

(.60)	13.07	13.20	5,294	1.31	1.06	.83	45
(.77)	12.10	2.51	6,317	1.33	1.07	1.06	75
(1.28)	12.59	3.42	6,700	1.32	1.05	.78	102
(1.08)	13.42	14.72	4,826	1.32	1.07	.86	85
(.13)	12.73	27.15	3,327	1.31	1.13	.73	125
(.01)	10.13	1.44	633	1.36	1.12	.57	15

(.56)	13.03	12.81	16,794	2.06	1.81	.07	45
(.68)	12.07	1.74	18,154	2.08	1.82	.32	75
(1.19)	12.56	2.66	22,288	2.07	1.80	.03	102
(.99)	13.39	13.86	16,787	2.07	1.82	.12	85
(.06)	12.71	26.27	9,948	2.07	1.88	.03	125
(.01)	10.12	1.28	3,479	2.12	1.87	(.19)	15

(.58)	13.11	13.23	2,416	1.31	1.06	1.00	45
(.77)	12.12	2.51	74,419	1.33	1.07	1.08	75
(1.28)	12.61	3.40	104,763	1.31	1.05	.78	102
(1.07)	13.44	14.76	97,618	1.32	1.07	.90	85
(.12)	12.74	27.19	90,808	1.31	1.13	.86	125
(.02)	10.13	1.46	69,066	1.37	1.12	.41	15

(.62)	13.10	13.33	2,907,579	1.06	.81	1.07	45
(.80)	12.13	2.85	2,742,942	1.08	.82	1.33	75
(1.31)	12.61	3.66	3,864,298	1.06	.80	1.03	102
(1.11)	13.44	15.05	3,566,048	1.07	.82	1.13	85
(.15)	12.74	27.51	2,975,527	1.06	.88	1.10	125
(.02)	10.13	1.46	2,072,403	1.11	.87	.96	15

(.03)	13.09	.15	5,369	1.07	.71	(.13)	45

See accompanying notes which are an integral part of the financial statements.

U.S. Strategic Equity Fund 79

Russell Investment Company
U.S. Strategic Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$1,211,595
Administration fees	115,355
Distribution fees	11,538
Shareholder servicing fees	3,970
Transfer agent fees	430,034
Trustee fees	20,856
$1,793,348

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U.S. Cash Management Fund	$89,844	$627,118	$560,188	$—	$(9)	$156,765	$486	$—
	$89,844	$627,118	$560,188	$—	$(9)	$156,765	$486	$—

Federal Income Taxes (Unaudited)

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long-term capital gains for income tax purposes were as follows:

Cost of Investments	$2,521,032,106
Unrealized Appreciation	$502,666,814
Unrealized Depreciation	(52,048,549)
Net Unrealized Appreciation (Depreciation)	$450,618,265

See accompanying notes which are an integral part of the financial statements.

80 U.S. Strategic Fund

Russell Investment Company
U.S. Large Cap Equity Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2016	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2017	$1,122.80	$1,019.24
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$5.89	$5.61

Fund is from November 1, 2016 to April 30, 2017.	* Expenses are equal to the Fund's annualized expense ratio of 1.12%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2017	$1,119.30	$1,015.52
	Expenses Paid During Period*	$9.83	$9.35
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.87%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class S	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2016	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2017	$1,124.80	$1,020.48
of other funds.	Expenses Paid During Period*	$4.58	$4.36

* Expenses are equal to the Fund's annualized expense ratio of 0.87%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

U.S. Large Cap Equity Fund 81

Russell Investment Company
U.S. Large Cap Equity Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.4%			Dr Pepper Snapple Group, Inc.	2,700	247
Consumer Discretionary - 12.0%			General Mills, Inc.	615	35
Amazon.com, Inc.(Æ)	2,556	2,365	Hormel Foods Corp.	505	18
AMC Networks, Inc. Class A(Æ)	1,200	72	JM Smucker Co. (The)	460	58
AutoZone, Inc.(Æ)	370	256	Kellogg Co.	1,029	73
Avon Products, Inc.(Æ)	2,900	14	Kimberly-Clark Corp.	720	93
Bed Bath & Beyond, Inc.	1,900	74	Kraft Heinz Co. (The)	1,561	141
Brinker International, Inc.	600	27	Kroger Co. (The)	25,411	753
Cable One, Inc.	90	61	Mondelez International, Inc. Class A	40,103	1,807
Carnival Corp.	2,200	136	Monster Beverage Corp.(Æ)	10,732	487
Chipotle Mexican Grill, Inc. Class A(Æ)	1,971	935	PepsiCo, Inc.	10,482	1,188
Coach, Inc.	7,921	312	Philip Morris International, Inc.	3,035	336
Comcast Corp. Class A	57,166	2,241	Procter & Gamble Co. (The)	14,245	1,245
Costco Wholesale Corp.	1,150	204	Reynolds American, Inc.	1,879	121
Dana Holding Corp.	18,900	367	Sysco Corp.	3,383	179
Darden Restaurants, Inc.	500	43	United Natural Foods, Inc.(Æ)	500	21
Dollar General Corp.	780	57	US Foods Holding Corp.(Æ)	1,600	45
Domino's Pizza, Inc.	610	111	Walgreens Boots Alliance, Inc.	2,355	204
Estee Lauder Cos., Inc. (The) Class A	5,120	446	Whole Foods Market, Inc.	16,399	596
Ford Motor Co.	35,904	411
General Motors Co.	12,308	427			10,342
Home Depot, Inc. (The)	7,702	1,202
JC Penney Co., Inc.(Æ)	53,584	288	Energy - 7.7%
			Anadarko Petroleum Corp.	100	6
Lennar Corp. Class A	11,950	603	Baker Hughes, Inc.	10,600	629
Lowe's Cos., Inc.	8,791	746	Chevron Corp.	23,943	2,555
McDonald's Corp.	1,729	242	Core Laboratories NV	4,980	552
Nike, Inc. Class B	15,493	859	Energen Corp.(Æ)	600	31
NVR, Inc.(Æ)	49	103	EOG Resources, Inc.	12,810	1,185
O'Reilly Automotive, Inc.(Æ)	1,775	440	Exxon Mobil Corp.	26,287	2,146
Priceline Group, Inc. (The)(Æ)	374	691	Halliburton Co.	13,410	615
PVH Corp.	600	61	Nabors Industries, Ltd.	20,014	207
Staples, Inc.	4,300	42	National Oilwell Varco, Inc.	3,830	134
Starbucks Corp.	29,313	1,761	Newfield Exploration Co.(Æ)	6,700	232
Target Corp.	1,655	92	Occidental Petroleum Corp.	1,958	120
Tenneco, Inc.	500	32	Phillips 66	1,482	118
Time Warner, Inc.	1,586	157	Pioneer Natural Resources Co.	920	159
TJX Cos., Inc.	5,662	445	Royal Dutch Shell PLC Class B - ADR	18,311	991
Tractor Supply Co.	2,600	161	Schlumberger, Ltd.	20,919	1,518
Twenty-First Century Fox, Inc. Class A	1,029	31	Southwestern Energy Co.(Æ)	6,600	50
Twenty-First Century Fox, Inc. Class B	2,549	76	Transocean, Ltd.(Æ)	3,600	40
Ulta Beauty, Inc.(Æ)	300	84	Valero Energy Corp.	3,435	222
VF Corp.	1,471	80
Visteon Corp.(Æ)	1,300	134			11,510
Wal-Mart Stores, Inc.	8,793	661
Walt Disney Co. (The)	3,416	395	Financial Services - 20.3%
Whirlpool Corp.	110	20	Affiliated Managers Group, Inc.	2,310	383
			Aflac, Inc.	745	56
		17,965	Alliance Data Systems Corp.	2,218	554
			Allstate Corp. (The)	6,155	500
Consumer Staples - 6.9%			American Express Co.	1,211	96
Altria Group, Inc.	930	67	American International Group, Inc.	8,590	524
Archer-Daniels-Midland Co.	8,476	388	American Tower Corp.(ö)	435	55
Brown-Forman Corp. Class B - ADR	1,800	85	Ameriprise Financial, Inc.	720	92
Campbell Soup Co.	10,209	587	Aon PLC	4,143	497
Coca-Cola Co. (The)	2,466	106	Aspen Insurance Holdings, Ltd.	1,200	63
Colgate-Palmolive Co.	5,318	383	Assurant, Inc.	1,000	96
Conagra Brands, Inc.	9,750	378	AvalonBay Communities, Inc.(ö)	284	54
Constellation Brands, Inc. Class A	525	91	Bank of America Corp.	8,176	191
CVS Health Corp.	7,405	610	Bank of New York Mellon Corp. (The)	2,147	101

See accompanying notes which are an integral part of the financial statements.

82 U.S. Large Cap Equity Fund

Russell Investment Company
U.S. Large Cap Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
BB&T Corp.	2,172	94	Zions Bancorporation	13,550	542
Berkshire Hathaway, Inc. Class B(Æ)	3,359	555			30,555
BlackRock, Inc. Class A	2,433	936
Camden Property Trust(ö)	370	30	Health Care - 12.2%
Capital One Financial Corp.	10,620	854	Abbott Laboratories	19,715	860
Chubb, Ltd.	6,254	859	AbbVie, Inc.	206	14
Citigroup, Inc.	33,781	1,997	Aetna, Inc.	826	112
Citizens Financial Group, Inc.	4,700	173	Agilent Technologies, Inc.	5,320	293
CME Group, Inc. Class A	457	53	Allergan PLC(Æ)	331	81
Comerica, Inc.	1,800	127	Amgen, Inc.	543	89
Crown Castle International Corp.(ö)	8,685	821	Anthem, Inc.	4,282	762
Discover Financial Services	5,388	337	Baxter International, Inc.	7,247	403
Dun & Bradstreet Corp. (The)	190	21	Becton Dickinson and Co.	467	87
E*Trade Financial Corp.(Æ)	4,000	138	Biogen, Inc.(Æ)	2,291	621
Equinix, Inc.(ö)	1,590	664	Cardinal Health, Inc.	9,102	661
Equity Residential(ö)	1,337	86	Celgene Corp.(Æ)	2,080	258
Everest Re Group, Ltd.	40	10	Centene Corp.(Æ)	5,350	398
Federal Realty Investment Trust(ö)	110	14	Cerner Corp.(Æ)	16,110	1,043
First Data Corp. Class A(Æ)	9,850	154	Cigna Corp.	9,552	1,492
FleetCor Technologies, Inc.(Æ)	4,665	658	Edwards Lifesciences Corp.(Æ)	1,520	167
Franklin Resources, Inc.	1,994	86	Eli Lilly & Co.	4,370	359
GGP, Inc.(Æ)	425	9	Express Scripts Holding Co.(Æ)	6,083	373
Goldman Sachs Group, Inc. (The)	662	148	Gilead Sciences, Inc.	11,699	802
Hanover Insurance Group, Inc. (The)	300	26	Humana, Inc.	187	42
Hartford Financial Services Group, Inc.	14,950	723	IDEXX Laboratories, Inc.(Æ)	740	124
Intercontinental Exchange, Inc.	17,042	1,026	Intuitive Surgical, Inc.(Æ)	105	88
Invesco, Ltd.	3,750	124	Johnson & Johnson	10,753	1,327
Jones Lang LaSalle, Inc.	3,450	396	Masimo Corp.(Æ)	1,000	103
JPMorgan Chase & Co.	29,255	2,544	McKesson Corp.	1,677	232
Lincoln National Corp.	1,500	99	Medtronic PLC	3,615	300
M&T Bank Corp.	640	99	Merck & Co., Inc.	16,105	1,004
Marsh & McLennan Cos., Inc.	337	25	Novo Nordisk A/S - ADR	16,850	652
MasterCard, Inc. Class A	10,008	1,165	Pfizer, Inc.	30,219	1,025
MetLife, Inc.	16,466	854	Regeneron Pharmaceuticals, Inc.(Æ)	1,586	617
Morgan Stanley	3,622	157	Stryker Corp.	1,467	200
Northern Trust Corp.	2,300	207	Thermo Fisher Scientific, Inc.	658	109
PNC Financial Services Group, Inc. (The)	4,917	589	UnitedHealth Group, Inc.	11,883	2,078
Progressive Corp. (The)	9,677	384	Vertex Pharmaceuticals, Inc.(Æ)	1,893	224
Prologis, Inc.(ö)	340	18	WellCare Health Plans, Inc.(Æ)	360	55
Prudential Financial, Inc.	2,798	299	Zimmer Biomet Holdings, Inc.	4,504	539
Public Storage(ö)	2,679	561	Zoetis, Inc. Class A	11,732	658
Regency Centers Corp.(ö)	5,724	362
Reinsurance Group of America, Inc. Class A	710	89			18,252
SBA Communications Corp.(Æ)(ö)	2,788	353
Simon Property Group, Inc.(ö)	2,106	348	Materials and Processing - 3.3%
SL Green Realty Corp.(ö)	228	24	Dow Chemical Co. (The)	14,792	929
State Street Corp.	12,224	1,026	Ecolab, Inc.	5,986	774
SunTrust Banks, Inc.	5,100	290	EI du Pont de Nemours & Co.	741	59
Synchrony Financial	35,971	1,000	Freeport-McMoRan, Inc.(Æ)	22,150	282
Travelers Cos., Inc. (The)	3,045	371	Lennox International, Inc.	340	56
US Bancorp	22,760	1,167	NewMarket Corp.	160	75
Visa, Inc. Class A	9,398	858	PPG Industries, Inc.	8,770	963
Voya Financial, Inc.	6,900	258	Praxair, Inc.	3,892	486
Wells Fargo & Co.	35,635	1,918	Sealed Air Corp.	6,500	286
Welltower, Inc.(ö)	228	16	Sherwin-Williams Co. (The)	830	278
Willis Towers Watson PLC	3,404	451	Silgan Holdings, Inc.	830	50
XL Group, Ltd.	2,400	100	Vulcan Materials Co.	4,638	561

See accompanying notes which are an integral part of the financial statements.

U.S. Large Cap Equity Fund 83

Russell Investment Company
U.S. Large Cap Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
WestRock Co.	2,700	145	Xerox Corp.	20,700	149
		4,944			17,783

Producer Durables - 11.8%			Technology - 16.5%
3M Co.	397	78	Activision Blizzard, Inc.	534	28
Accenture PLC Class A	3,898	473	Adobe Systems, Inc.(Æ)	4,437	593
AGCO Corp.	2,200	141	Alphabet, Inc. Class A(Æ)	1,002	926
Automatic Data Processing, Inc.	6,264	655	Alphabet, Inc. Class C(Æ)	2,622	2,375
Babcock & Wilcox Co. (The) Class W(Æ)	1,000	49	Apple, Inc.	12,528	1,800
Boeing Co. (The)	1,960	362	Aspen Technology, Inc.(Æ)	1,100	68
Caterpillar, Inc.	875	89	Autodesk, Inc.(Æ)	4,518	407
CSX Corp.	764	39	Avnet, Inc.	5,600	217
Danaher Corp.	7,947	662	Cadence Design Systems, Inc.(Æ)	2,100	68
Deere & Co.	774	86	Ciena Corp.(Æ)	1,400	32
Delta Air Lines, Inc.	2,240	102	Cirrus Logic, Inc.(Æ)	1,300	84
Eaton Corp. PLC	12,867	974	Cisco Systems, Inc.	28,183	960
EMCOR Group, Inc.	1,700	112	Citrix Systems, Inc.(Æ)	1,000	81
Emerson Electric Co.	958	58	Cognizant Technology Solutions Corp. Class
FedEx Corp.	6,032	1,145	A	394	24
Fluor Corp.	4,140	212	Corning, Inc.	21,601	624
Fortive Corp.	6,197	392	Cypress Semiconductor Corp.	39,800	558
General Dynamics Corp.	281	54	Dell Technologies, Inc. Class V(Æ)	240	16
General Electric Co.	61,404	1,780	DXC Technology Co.(Æ)	160	12
Honeywell International, Inc.	7,047	925	Electronic Arts, Inc.(Æ)	2,416	229
Hub Group, Inc. Class A(Æ)	600	23	F5 Networks, Inc.(Æ)	790	102
Illinois Tool Works, Inc.	869	120	Facebook, Inc. Class A(Æ)	11,634	1,748
Insperity, Inc.	300	27	FireEye, Inc.(Æ)	1,000	13
Jacobs Engineering Group, Inc.	1,100	60	Gartner, Inc.(Æ)	1,600	183
JB Hunt Transport Services, Inc.	5,178	464	Harris Corp.	1,340	150
Johnson Controls International PLC	10,492	436	Hewlett Packard Enterprise Co.	3,268	61
Kansas City Southern	6,321	569	HP, Inc.	19,548	368
L3 Technologies, Inc.	990	170	Intel Corp.	31,886	1,152
Landstar System, Inc.	900	77	International Business Machines Corp.	571	92
Lockheed Martin Corp.	345	93	Intuit, Inc.	5,025	629
ManpowerGroup, Inc.	1,500	151	Juniper Networks, Inc.	9,200	277
Navistar International Corp.(Æ)	400	11	Micron Technology, Inc.(Æ)	13,650	378
Norfolk Southern Corp.	571	67	Microsoft Corp.	47,288	3,238
Northrop Grumman Corp.	3,833	944	NetApp, Inc.	5,500	219
PACCAR, Inc.	10,597	707	ON Semiconductor Corp.(Æ)	14,312	203
Pentair PLC	5,100	329	Oracle Corp.	26,973	1,212
Quanta Services, Inc.(Æ)	4,100	145	QUALCOMM, Inc.	7,167	385
Raytheon Co.	284	44	Red Hat, Inc.(Æ)	13,203	1,163
Robert Half International, Inc.	2,300	106	Salesforce.com, Inc.(Æ)	8,921	768
Rockwell Automation, Inc.	1,550	244	SAP SE - ADR	5,932	594
Southwest Airlines Co.	1,724	97	Seagate Technology PLC	2,700	114
Terex Corp.	13,500	472	ServiceNow, Inc.(Æ)	300	28
Textron, Inc.	20,850	973	Synaptics, Inc.(Æ)	800	44
TransDigm Group, Inc.	1,523	376	Synopsys, Inc.(Æ)	1,200	88
Union Pacific Corp.	8,993	1,007	Tableau Software, Inc. Class A(Æ)	2,000	107
United Parcel Service, Inc. Class B	318	34	TE Connectivity, Ltd.	249	19
United Technologies Corp.	7,793	927	Tech Data Corp.(Æ)	1,100	105
Verisk Analytics, Inc. Class A(Æ)	4,119	341	Texas Instruments, Inc.	16,842	1,334
Waste Management, Inc.	1,349	98	Twitter, Inc.(Æ)	1,300	21
WESCO International, Inc.(Æ)	1,000	61	Viavi Solutions, Inc. Class W(Æ)	4,200	42
WW Grainger, Inc.	380	73	VMware, Inc. Class A(Æ)	100	9
			Western Digital Corp.	7,800	695

See accompanying notes which are an integral part of the financial statements.

84 U.S. Large Cap Equity Fund

Russell Investment Company
U.S. Large Cap Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($) or		Value
	Shares		$
Zynga, Inc. Class A(Æ)	40,600		117
			24,760

Utilities - 4.7%
AES Corp.	35,650		403
American Electric Power Co., Inc.	5,800		394
American Water Works Co., Inc.	500		40
AT&T, Inc.	37,309		1,478
Consolidated Edison, Inc.	703		55
Dominion Resources, Inc.	1,455		113
Duke Energy Corp.	7,094		585
Edison International	8,649		692
Eversource Energy	1,100		65
Exelon Corp.	4,012		139
NextEra Energy, Inc.	6,078		812
NiSource, Inc.	6,500		158
PG&E Corp.	1,398		94
Pinnacle West Capital Corp.	1,500		128
PPL Corp.	1,211		46
Public Service Enterprise Group, Inc.	655		29
Sempra Energy	438		50
Southern Co. (The)	3,219		160
US Cellular Corp.(Æ)	500		20
Verizon Communications, Inc.	33,356		1,530
Xcel Energy, Inc.	2,270		102
			7,093

Total Common Stocks
(cost $113,719)			143,204

Short-Term Investments - 4.4%
U.S. Cash Management Fund	6,616,246	(8)	6,618
Total Short-Term Investments
(cost $6,617)			6,618

Total Investments 99.8%
(identified cost $120,336)			149,822

Other Assets and Liabilities, Net
- 0.2%			225
Net Assets - 100.0%			150,047

See accompanying notes which are an integral part of the financial statements.

U.S. Large Cap Equity Fund 85

Russell Investment Company
U.S. Large Cap Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
				Number of	Notional		Expiration	(Depreciation)
				Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures				26	USD	3,095	06/17	28
S&P Consumer Discretionary Select Sector Index Futures				4	USD	363	06/17	13
S&P Consumer Staples Select Sector Index Futures				7	USD	387	06/17	3
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								44

Presentation of Portfolio Holdings
Amounts in thousands
				Fair Value
					Practical
Portfolio Summary	Level 1	Level 2		Level 3	Expedient (a)		Total	% of Net Assets
Common Stocks
Consumer Discretionary	$17,965		$—	$—		$—	$17,965	12.0
Consumer Staples	10,342		—	—		—	10,342	6.9
Energy	11,510		—	—		—	11,510	7.7
Financial Services	30,555		—	—		—	30,555	20.3
Health Care	18,252		—	—		—	18,252	12.2
Materials and Processing	4,944		—	—		—	4,944	3.3
Producer Durables	17,783		—	—		—	17,783	11.8
Technology	24,760		—	—		—	24,760	16.5
Utilities	7,093		—	—		—	7,093	4.7
Short-Term Investments	—		—	—		6,618	6,618	4.4
Total Investments	143,204		—	—		6,618	149,822	99.8
Other Assets and Liabilities, Net								0.2
								100.0
Other Financial Instruments
Assets
Futures Contracts	44		—	—		—	44	—*
Total Other Financial Instruments**	$44		$—	$—		$—	$44

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

86 U.S. Large Cap Equity Fund

Russell Investment Company
U.S. Large Cap Equity Fund

Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$44

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$2,368

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$290

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Large Cap Equity Fund 87

Russell Investment Company
U.S. Large Cap Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$11	$—	$11
Total Financial and Derivative Liabilities		11	—	11
Financial and Derivative Liabilities not subject to a netting agreement		(11)	—	(11)
Total Financial and Derivative Liabilities subject to a netting agreement		$ — $	$—	$—

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

88 U.S. Large Cap Equity Fund

Russell Investment Company
U.S. Large Cap Equity Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$120,336
Investments, at fair value(>)	149,822
Cash (restricted)(a)	319
Receivables:
Dividends and interest	130
Dividends from affiliated funds	7
Investments sold	1,418
Fund shares sold	197
Prepaid expenses	4
Total assets	151,897

Liabilities
Payables:
Investments purchased	1,285
Fund shares redeemed	348
Accrued fees to affiliates	88
Other accrued expenses	118
Variation margin on futures contracts	11
Total liabilities	1,850

Net Assets	$150,047

See accompanying notes which are an integral part of the financial statements.

U.S. Large Cap Equity Fund 89

Russell Investment Company
U.S. Large Cap Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$90
Accumulated net realized gain (loss)	51,123
Unrealized appreciation (depreciation) on:
Investments	29,486
Futures contracts	44
Shares of beneficial interest	113
Additional paid-in capital	69,191
Net Assets	$150,047

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$13.27
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$14.08
Class A — Net assets	$11,442,326
Class A — Shares outstanding ($.01 par value)	861,977
Net asset value per share: Class C(#)	$13.22
Class C — Net assets	$1,660,773
Class C — Shares outstanding ($.01 par value)	125,616
Net asset value per share: Class S(#)	$13.32
Class S — Net assets	$136,944,336
Class S — Shares outstanding ($.01 par value)	10,278,410
Amounts in thousands
(>) Investments in affiliates, U.S. Cash Management Fund	$6,618

(a) Cash Collateral for Futures	$319
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

90 U.S. Large Cap Equity Fund

Russell Investment Company
U.S. Large Cap Equity Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$3,034
Dividends from affiliated funds	57
Total investment income	3,091

Expenses
Advisory fees	1,091
Administrative fees	75
Custodian fees	75
Distribution fees - Class A	14
Distribution fees - Class C	6
Transfer agent fees - Class A	11
Transfer agent fees - Class C	2
Transfer agent fees - Class S	299
Professional fees	29
Registration fees	26
Shareholder servicing fees - Class C	2
Trustees’ fees	6
Printing fees	13
Miscellaneous	6
Expenses before reductions	1,655
Expense reductions	(278)
Net expenses	1,377
Net investment income (loss)	1,714

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	52,376
Futures contracts	2,368
Net realized gain (loss)	54,744
Net change in unrealized appreciation (depreciation) on:
Investments	(14,962)
Futures contracts	290
Net change in unrealized appreciation (depreciation)	(14,672)
Net realized and unrealized gain (loss)	40,072
Net Increase (Decrease) in Net Assets from Operations	$41,786

See accompanying notes which are an integral part of the financial statements.

U.S. Large Cap Equity Fund 91

Russell Investment Company
U.S. Large Cap Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,714	$4,397
Net realized gain (loss)	54,744	14,174
Net change in unrealized appreciation (depreciation)	(14,672)	(8,486)
Net increase (decrease) in net assets from operations	41,786	10,085

Distributions
From net investment income
Class A	(86)	(81)
Class C	(7)	(3)
Class S	(1,937)	(4,077)
From net realized gain
Class A	(398)	(735)
Class C	(57)	(129)
Class S	(13,338)	(31,697)
Net decrease in net assets from distributions	(15,823)	(36,722)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(234,281)	(28,010)
Total Net Increase (Decrease) in Net Assets	(208,318)	(54,647)

Net Assets
Beginning of period	358,365	413,012
End of period	$150,047	$358,365
Undistributed (overdistributed) net investment income included in net assets	$90	$406

See accompanying notes which are an integral part of the financial statements.

92 U.S. Large Cap Equity Fund

Russell Investment Company
U.S. Large Cap Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	99	$1,278	241	$2,955
Proceeds from reinvestment of distributions	38	485	69	816
Payments for shares redeemed	(72)	(932)	(210)	(2,568)
Net increase (decrease)	65	831	100	1,203
Class C
Proceeds from shares sold	26	330	89	1,054
Proceeds from reinvestment of distributions	5	64	11	131
Payments for shares redeemed	(20)	(256)	(94)	(1,138)
Net increase (decrease)	11	138	6	47
Class S
Proceeds from shares sold	1,342	17,367	4,014	48,729
Proceeds from reinvestment of distributions	1,197	15,274	3,016	35,764
Payments for shares redeemed	(20,243)	(267,891)	(9,345)	(113,753)
Net increase (decrease)	(17,704)	(235,250)	(2,315)	(29,260)
Total increase (decrease)	(17,628)	$(234,281)	(2,209)	$(28,010)

See accompanying notes which are an integral part of the financial statements.

U.S. Large Cap Equity Fund 93

Russell Investment Company
U.S. Large Cap Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2017*	12.37	.05	1.44	1.49	(.10)	(.49)
October 31, 2016	13.25	.11	.20	.31	(.11)	(1.08)
October 31, 2015	13.99	.09	.52	.61	(.09)	(1.26)
October 31, 2014	13.27	.12	1.63	1.75	(.13)	(.90)
October 31, 2013	10.52	.06	2.85	2.91	(.11)	(.05)
October 31, 2012(1)	10.00	.05	.53	.58	(.06)	—

Class C
April 30, 2017*	12.32	—(f)	1.45	1.45	(.06)	(.49)
October 31, 2016	13.20	.02	.20	.22	(.02)	(1.08)
October 31, 2015	13.96	(.01)	.51	.50	— (f)	(1.26)
October 31, 2014	13.25	.02	1.63	1.65	(.04)	(.90)
October 31, 2013	10.51	—(f)	2.82	2.82	(.03)	(.05)
October 31, 2012(1)	10.00	—(f)	.52	.52	(.01)	—

Class S
April 30, 2017*	12.40	.07	1.45	1.52	(.11)	(.49)
October 31, 2016	13.28	.15	.19	.34	(.14)	(1.08)
October 31, 2015	14.02	.13	.51	.64	(.12)	(1.26)
October 31, 2014	13.29	.16	1.63	1.79	(.16)	(.90)
October 31, 2013	10.52	.13	2.82	2.95	(.13)	(.05)
October 31, 2012(1)	10.00	.07	.52	.59	(.07)	—

See accompanying notes which are an integral part of the financial statements.

94 U.S. Large Cap Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(.59)	13.27	12.28	11,442	1.32	1.12	.75	46
(1.19)	12.37	2.84	9,855	1.28	1.12	.94	92
(1.35)	13.25	4.47	9,233	1.26	1.12	.69	84
(1.03)	13.99	13.85	7,166	1.26	1.12	.93	81
(.16)	13.27	27.93	4,509	1.28	1.12	.48	84
(.06)	10.52	5.76	1,037	1.28	1.11	.64	55

(.55)	13.22	11.93	1,661	2.07	1.87	.01	46
(1.10)	12.32	2.09	1,415	2.03	1.87	.19	92
(1.26)	13.20	3.61	1,432	2.01	1.87	(.06)	84
(.94)	13.96	13.06	1,394	2.01	1.87	.18	81
(.08)	13.25	26.99	838	2.03	1.87	.02	84
(.01)	10.51	5.17	367	2.11	1.86	(.01)	55

(.60)	13.32	12.48	136,944	1.05	.87	1.12	46
(1.22)	12.40	3.07	347,095	1.03	.87	1.19	92
(1.38)	13.28	4.70	402,347	1.01	.87	.95	84
(1.06)	14.02	14.17	426,012	1.01	.87	1.20	81
(.18)	13.29	28.35	343,541	1.03	.87	1.06	84
(.07)	10.52	5.85	240,454	1.11	.86	.96	55

See accompanying notes which are an integral part of the financial statements.

U.S. Large Cap Equity Fund 95

Russell Investment Company
U.S. Large Cap Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$51,861
Administration fees	6,003
Distribution fees	3,349
Shareholder servicing fees	336
Transfer agent fees	24,824
Trustee fees	1,551
$87,924

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U.S. Cash Management Fund	$19,449	$65,672	$78,503	$3	$(3)	$6,618	$57	$—
	$19,449	$65,672	$78,503	$3	$(3)	$6,618	$57	$—

Federal Income Taxes (Unaudited)

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation)for income tax purposes were as follows:

Cost of Investments	$122,115,333
Unrealized Appreciation	$28,844,012
Unrealized Depreciation	(1,137,335)
Net Unrealized Appreciation (Depreciation)	$27,706,677

See accompanying notes which are an integral part of the financial statements.

96 U.S. Large Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2016	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2017	$1,145.30	$1,018.74
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.49	$6.11

Fund is from November 1, 2016 to April 30, 2017.	* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2017	$1,140.80	$1,015.03
	Expenses Paid During Period*	$10.46	$9.84
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.97%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class S	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2016	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2017	$1,146.20	$1,019.98
of other funds.	Expenses Paid During Period*	$5.16	$4.86

* Expenses are equal to the Fund's annualized expense ratio of 0.97%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

U.S. Mid Cap Equity Fund 97

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 93.6%			Thor Industries, Inc.	2,396	230
Consumer Discretionary - 11.5%			Time, Inc.	6,100	93
Aaron's, Inc. Class A	11,600	417	Toll Brothers, Inc.	6,923	249
Advance Auto Parts, Inc.	1,835	261	Tractor Supply Co.	3,600	223
AMC Entertainment Holdings, Inc. Class A	10,027	304	Ulta Beauty, Inc.(Æ)	1,032	290
Aramark	7,106	260	Vail Resorts, Inc.	2,372	469
AutoZone, Inc.(Æ)	600	415	Viacom, Inc. Class B	1,236	53
Avon Products, Inc.(Æ)	31,100	151	Visteon Corp.(Æ)	2,000	206
Bed Bath & Beyond, Inc.	5,700	221	Whirlpool Corp.	2,897	538
Brinker International, Inc.	4,600	203	Williams-Sonoma, Inc.	8,500	459
Brunswick Corp.	1,098	62	Wyndham Worldwide Corp.	876	83
Cable One, Inc.	120	82
Churchill Downs, Inc.	1,904	318			18,197
Coach, Inc.	14,200	559
Coty, Inc. Class A	9,380	167	Consumer Staples - 4.7%
			Archer-Daniels-Midland Co.	5,900	270
Dick's Sporting Goods, Inc.	1,500	76	Blue Buffalo Pet Products, Inc.(Æ)	9,745	240
Dollar Tree, Inc.(Æ)	847	70	Brown-Forman Corp. Class A - ADR	5,144	247
Domino's Pizza, Inc.	510	93	Brown-Forman Corp. Class B - ADR	12,428	588
DR Horton, Inc.	8,007	263	Bunge, Ltd.	8,721	689
Expedia, Inc.	4,497	601	Campbell Soup Co.	4,600	265
Extended Stay America, Inc.	11,532	201	Casey's General Stores, Inc.	2,140	240
Foot Locker, Inc.	2,606	202	Clorox Co. (The)	2,107	282
Garmin, Ltd.	4,869	248	Dr Pepper Snapple Group, Inc.	15,353	1,406
Gentex Corp.	11,921	246	Hain Celestial Group, Inc. (The)(Æ)	2,600	96
Genuine Parts Co.	5,566	512	Hershey Co. (The)	5,401	585
Hasbro, Inc.	2,805	278	Hormel Foods Corp.	10,200	358
Hilton Worldwide Holdings, Inc.	3,100	183	JM Smucker Co. (The)	2,670	338
Interpublic Group of Cos., Inc. (The)	3,081	73	Mead Johnson Nutrition Co. Class A	1,170	104
Jack in the Box, Inc.	1,600	163	Molson Coors Brewing Co. Class B	10,466	1,004
John Wiley & Sons, Inc. Class A	5,310	280	Post Holdings, Inc.(Æ)	233	20
Lear Corp.	1,443	206	Spectrum Brands Holdings, Inc.	1,536	221
Leggett & Platt, Inc.	4,149	218	Tyson Foods, Inc. Class A	1,078	69
Lennar Corp. Class A	4,941	250	United Natural Foods, Inc.(Æ)	5,423	225
Liberty Broadband Corp. Class C(Æ)	2,613	238	US Foods Holding Corp.(Æ)	5,800	164
Live Nation Entertainment, Inc.(Æ)	12,213	393
LKQ Corp.(Æ)	15,584	487			7,411
MGM Resorts International	16,712	513
Michael Kors Holdings, Ltd.(Æ)	1,532	57	Energy - 5.7%
Mobileye NV(Æ)	6,842	424	Antero Resources Corp.(Æ)	12,400	263
Mohawk Industries, Inc.(Æ)	1,222	287	Cabot Oil & Gas Corp.	30,400	706
Newell Rubbermaid, Inc.	5,698	272	Cimarex Energy Co.	1,350	158
Norwegian Cruise Line Holdings, Ltd.(Æ)	4,400	237	Concho Resources, Inc.(Æ)	1,804	228
NVR, Inc.(Æ)	242	511	Core Laboratories NV	4,600	510
Omnicom Group, Inc.	3,448	283	Devon Energy Corp.	15,200	600
O'Reilly Automotive, Inc.(Æ)	537	133	Diamond Offshore Drilling, Inc.(Æ)	14,000	202
Outfront Media, Inc.(ö)	5,300	139	Energen Corp.(Æ)	7,000	364
Pool Corp.	108	13	Ensco PLC Class A	71,500	564
PVH Corp.	7,175	725	EQT Corp.	4,500	262
Ralph Lauren Corp. Class A	14,700	1,187	HollyFrontier Corp.	5,400	152
Ross Stores, Inc.	4,884	317	Marathon Oil Corp.	20,300	302
Royal Caribbean Cruises, Ltd.	500	53	Marathon Petroleum Corp.	16,400	835
Scripps Networks Interactive, Inc. Class A	3,253	243	National Oilwell Varco, Inc.	10,100	353
Service Corp. International	839	27	Newfield Exploration Co.(Æ)	5,800	201
Signet Jewelers, Ltd.	2,507	165	Noble Corp. PLC	35,700	171
Sirius XM Holdings, Inc.	78,903	391	Noble Energy, Inc.	29,900	967
Six Flags Entertainment Corp.	2,911	182	ONEOK, Inc.	4,991	263
Tenneco, Inc.	3,256	205	Patterson-UTI Energy, Inc.	24,300	526
Texas Roadhouse, Inc. Class A	5,100	239	Range Resources Corp.	6,029	160
			Targa Resources Corp.	4,270	235

See accompanying notes which are an integral part of the financial statements.

98 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Mid Cap Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Williams Cos., Inc. (The)	23,700	726	Fiserv, Inc.(Æ)	3,780	450
World Fuel Services Corp.	6,300	232	GGP, Inc.(Æ)	4,400	95
WPX Energy, Inc.(Æ)	5,605	67	Hanover Insurance Group, Inc. (The)	7,100	627
		9,047	Hartford Financial Services Group, Inc.	20,000	967
			HCP, Inc.(ö)	12,789	401
Financial Services - 24.4%			Healthcare Trust of America, Inc. Class A(ö)	2,146	68
Affiliated Managers Group, Inc.	3,400	563	Highwoods Properties, Inc.(ö)	1,456	74
Alexandria Real Estate Equities, Inc.(ö)	754	85	Host Hotels & Resorts, Inc.(ö)	5,767	104
Alleghany Corp.(Æ)	580	354	Iron Mountain, Inc.(ö)	2,517	87
Alliance Data Systems Corp.	1,327	331	Jones Lang LaSalle, Inc.	2,450	281
Ally Financial, Inc.	14,400	285	KeyCorp	36,300	662
American Campus Communities, Inc.(ö)	12,522	594	Kilroy Realty Corp.(ö)	1,116	79
American Equity Investment Life Holding			Kimco Realty Corp.(ö)	3,723	76
Co.	4,500	107	Lazard, Ltd. Class A	13,700	588
American Financial Group, Inc.	600	58	Liberty Property Trust(ö)	1,936	79
American Homes 4 Rent Class A(ö)	2,956	68	Life Storage, Inc.(Æ)	9,200	721
AmTrust Financial Services, Inc.	14,057	226	M&T Bank Corp.	2,920	454
Apple Hospitality REIT, Inc.(ö)	3,394	64	Macerich Co. (The)(ö)	5,136	320
Arch Capital Group, Ltd.(Æ)	3,300	320	Markel Corp.(Æ)	170	165
Aspen Insurance Holdings, Ltd.	8,500	445	MarketAxess Holdings, Inc.	228	44
Assurant, Inc.	4,900	472	MB Financial, Inc.	17,200	731
Assured Guaranty, Ltd.	9,306	354	Medical Properties Trust, Inc.(ö)	41,800	546
AvalonBay Communities, Inc.(ö)	2,694	512	Mid-America Apartment Communities, Inc.
Axis Capital Holdings, Ltd.	4,100	270	(ö)	2,684	267
Bank of Hawaii Corp.	2,700	220	National Retail Properties, Inc.(ö)	14,180	599
BankUnited, Inc.	20,000	706	Paramount Group, Inc.(ö)	3,100	51
Boston Properties, Inc.(ö)	3,354	425	Popular, Inc.	6,900	289
Brixmor Property Group, Inc.(ö)	13,200	261	Progressive Corp. (The)	23,400	929
Brown & Brown, Inc.	5,800	249	Prologis, Inc.(ö)	9,466	515
Camden Property Trust(ö)	5,000	412	Prudential Financial, Inc.	660	71
CBOE Holdings, Inc.	294	24	Raymond James Financial, Inc.	5,987	446
CBRE Group, Inc. Class A(Æ)	4,171	149	Realty Income Corp.(ö)	1,722	100
CIT Group, Inc.	16,100	745	Regency Centers Corp.(ö)	1,390	88
Citizens Financial Group, Inc.	23,200	852	Reinsurance Group of America, Inc. Class A	2,320	290
Columbia Property Trust, Inc.(ö)	12,900	290	Retail Opportunity Investments Corp.(ö)	27,800	573
Comerica, Inc.	5,100	361	Retail Properties of America, Inc. Class A(ö)	16,500	220
Commerce Bancshares, Inc.	3,600	198	Santander Consumer USA Holdings, Inc.(Æ)	4,700	60
CoreCivic, Inc.(Æ)	6,400	220	SBA Communications Corp.(Æ)(ö)	6,869	868
Cousins Properties, Inc.(ö)	68,200	579	Signature Bank(Æ)	3,797	526
CyrusOne, Inc.(ö)	13,000	710	SL Green Realty Corp.(ö)	4,208	442
DCT Industrial Trust, Inc.(ö)	1,427	72	Sun Communities, Inc.(ö)	920	77
DDR Corp.(ö)	28,496	308	SunTrust Banks, Inc.	8,900	506
Digital Realty Trust, Inc.(ö)	1,086	125	Synchrony Financial	47,200	1,312
Douglas Emmett, Inc.(ö)	492	19	Synovus Financial Corp.	8,900	372
Duke Realty Corp.(ö)	3,214	89	Taubman Centers, Inc.(ö)	10,390	650
Dun & Bradstreet Corp. (The)	330	36	TCF Financial Corp.	12,600	208
E*Trade Financial Corp.(Æ)	9,900	342	UDR, Inc.(ö)	1,226	46
East West Bancorp, Inc.	5,900	320	Validus Holdings, Ltd.	2,500	138
EPR Properties(ö)	947	69	Vantiv, Inc. Class A(Æ)	5,188	322
Equifax, Inc.	3,031	410	Ventas, Inc.(ö)	2,070	133
Equinix, Inc.(ö)	262	109	VEREIT, Inc.(ö)	10,003	84
Equity LifeStyle Properties, Inc. Class A(ö)	946	77	Vornado Realty Trust(ö)	4,800	462
Essex Property Trust, Inc.(ö)	1,030	252	Voya Financial, Inc.	14,010	524
Everest Re Group, Ltd.	2,910	732	Weingarten Realty Investors(ö)	7,716	253
Fair Isaac Corp.	4,000	542	Welltower, Inc.(ö)	2,078	148
Federal Realty Investment Trust(ö)	2,670	349	Western Union Co. (The)	2,026	40
First Horizon National Corp.	15,400	283	WEX, Inc.(Æ)	1,531	155
			Weyerhaeuser Co.(ö)	27,162	919

See accompanying notes which are an integral part of the financial statements.

U.S. Mid Cap Equity Fund 99
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Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
White Mountains Insurance Group, Ltd.	450	387	Materials and Processing - 6.1%
Willis Towers Watson PLC	8,228	1,091	Acuity Brands, Inc.	3,600	634
WP Carey, Inc.(ö)	1,235	77	Air Products & Chemicals, Inc.	5,600	787
XL Group, Ltd.	20,600	862	Albemarle Corp.	2,628	286
Zions Bancorporation	8,300	332	AptarGroup, Inc.	3,400	273
		38,694	Beacon Roofing Supply, Inc.(Æ)	4,682	232
			Bemis Co., Inc.	4,900	220
Health Care - 9.0%			Eagle Materials, Inc.	1,621	156
Abiomed, Inc.(Æ)	144	19	Eastman Chemical Co.	2,800	223
Acadia Pharmaceuticals, Inc.(Æ)	353	12	FMC Corp.	1,500	110
Alexion Pharmaceuticals, Inc.(Æ)	3,257	416	Hexcel Corp.	4,600	238
Allscripts Healthcare Solutions, Inc.(Æ)	14,700	176	International Flavors & Fragrances, Inc.	2,460	341
AmerisourceBergen Corp. Class A	9,744	800	International Paper Co.	11,200	604
Anthem, Inc.	720	128	Lennox International, Inc.	2,514	416
BioMarin Pharmaceutical, Inc.(Æ)	4,227	405	Martin Marietta Materials, Inc.	4,340	956
Bruker Corp.	3,800	93	Masonite International Corp.(Æ)	2,838	236
Cardinal Health, Inc.	4,600	334	NewMarket Corp.	1,030	485
Centene Corp.(Æ)	10,690	796	Newmont Mining Corp.	6,093	206
Cigna Corp.	6,490	1,015	Nucor Corp.	4,960	304
Cooper Cos., Inc. (The)	1,200	240	Owens Corning	5,070	309
DaVita HealthCare Partners, Inc.(Æ)	3,855	266	Reliance Steel & Aluminum Co.	2,988	235
Dentsply Sirona, Inc.	6,690	423	RPM International, Inc.	11,300	594
Edwards Lifesciences Corp.(Æ)	866	95	Sherwin-Williams Co. (The)	2,100	703
Envision Healthcare Corp.(Æ)	3,642	204	Silgan Holdings, Inc.	3,800	230
Exact Sciences Corp.(Æ)	19,041	571	Valvoline, Inc.	31,900	710
Express Scripts Holding Co.(Æ)	2,000	123	WestRock Co.	4,879	261
Henry Schein, Inc.(Æ)	2,280	396			9,749
Humana, Inc.	4,300	955
IDEXX Laboratories, Inc.(Æ)	1,686	283	Producer Durables - 13.2%
Incyte Corp.(Æ)	1,065	132	AGCO Corp.	7,200	461
Intuitive Surgical, Inc.(Æ)	173	145	Alaska Air Group, Inc.	5,800	494
Laboratory Corp. of America Holdings(Æ)	639	90	Allegion PLC	3,185	250
Mallinckrodt PLC(Æ)	6,100	286	Allison Transmission Holdings, Inc. Class A	20,394	789
Medicines Co. (The)(Æ)	11,640	574	American Airlines Group, Inc.	6,795	290
NuVasive, Inc.(Æ)	3,827	277	Ametek, Inc.	14,084	805
OPKO Health, Inc.(Æ)	1,187	9	AO Smith Corp.	18,169	979
Pacira Pharmaceuticals, Inc.(Æ)	7,663	372	Avery Dennison Corp.	3,400	283
Patterson Cos., Inc.	5,400	240	Booz Allen Hamilton Holding Corp. Class A	4,594	165
PerkinElmer, Inc.	6,096	362	BWX Technologies, Inc. Class W(Æ)	5,000	246
Qiagen NV(Æ)	4,021	121	Carlisle Cos., Inc.	2,333	237
Quest Diagnostics, Inc.	800	84	CH Robinson Worldwide, Inc.	1,616	117
Quintiles Transnational Holdings, Inc.(Æ)	3,146	265	CoStar Group, Inc.(Æ)	1,204	290
Sarepta Therapeutics, Inc.(Æ)	3,621	131	Crane Co.	5,316	424
Seattle Genetics, Inc.(Æ)	1,155	79	Delphi Automotive PLC	496	40
Steris PLC	11,100	819	Donaldson Co., Inc.	5,300	245
Teleflex, Inc.	1,660	343	Dycom Industries, Inc.(Æ)	4,676	494
United Therapeutics Corp.(Æ)	553	70	EMCOR Group, Inc.	2,300	151
Varian Medical Systems, Inc.(Æ)	1,100	100	Expeditors International of Washington, Inc.	6,517	366
VCA, Inc.(Æ)	283	26	Fluor Corp.	7,490	384
Veeva Systems, Inc. Class A(Æ)	5,009	269	Genpact, Ltd.	11,371	278
Vertex Pharmaceuticals, Inc.(Æ)	3,096	366	HD Supply Holdings, Inc.(Æ)	1,986	80
WellCare Health Plans, Inc.(Æ)	1,340	206	Hub Group, Inc. Class A(Æ)	1,400	55
Wright Medical Group NV(Æ)	10,923	332	Hubbell, Inc. Class B	4,300	486
Zimmer Biomet Holdings, Inc.	4,900	586	Jacobs Engineering Group, Inc.	6,400	351
Zoetis, Inc. Class A	6,058	340	JB Hunt Transport Services, Inc.	5,967	535
		14,374	Korn/Ferry International	8,712	282
			L3 Technologies, Inc.	2,620	450

See accompanying notes which are an integral part of the financial statements.

100 U.S. Mid Cap Equity Fund

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Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Landstar System, Inc.	2,400	205	F5 Networks, Inc.(Æ)	2,666	344
LSC Communications, Inc.	700	18	Finisar Corp.(Æ)	2,700	62
Macquarie Infrastructure Corp.	9,400	765	FireEye, Inc.(Æ)	4,400	55
ManpowerGroup, Inc.	5,800	586	Gartner, Inc.(Æ)	4,745	542
MAXIMUS, Inc.	5,259	321	GoDaddy, Inc. Class A(Æ)	8,611	335
Mettler-Toledo International, Inc.(Æ)	586	301	Harris Corp.	6,200	694
MSC Industrial Direct Co., Inc. Class A	2,236	200	Hewlett Packard Enterprise Co.	1,800	34
Navistar International Corp.(Æ)	3,200	86	HP, Inc.	4,200	79
Old Dominion Freight Line, Inc.	2,018	179	IAC/InterActiveCorp(Æ)	1,900	158
On Assignment, Inc.(Æ)	6,905	357	Infinera Corp.(Æ)	26,884	267
Orbital ATK, Inc.	2,824	280	Insight Enterprises, Inc.(Æ)	2,000	84
Oshkosh Corp.	3,120	216	InterXion Holding NV(Æ)	14,357	598
Paychex, Inc.	4,916	291	Intuit, Inc.	870	109
Pentair PLC	7,500	484	Jabil Circuit, Inc.	9,800	284
Quanta Services, Inc.(Æ)	7,500	266	Juniper Networks, Inc.	19,400	583
Republic Services, Inc. Class A	728	46	KLA-Tencor Corp.	598	59
Robert Half International, Inc.	3,920	181	Liberty Interactive Corp.(Æ)	1,905	103
Rockwell Automation, Inc.	2,500	393	LogMeIn, Inc.	6,244	706
Rockwell Collins, Inc.	9,086	946	Marvell Technology Group, Ltd.	23,400	351
RR Donnelley & Sons Co.	2,600	33	Micron Technology, Inc.(Æ)	12,455	345
Ryder System, Inc.	3,000	204	Motorola Solutions, Inc.	6,000	516
Snap-on, Inc.	2,278	382	NetApp, Inc.	10,200	406
Stanley Black & Decker, Inc.	2,304	314	Nuance Communications, Inc.(Æ)	10,400	186
Terex Corp.	9,600	336	NVIDIA Corp.	4,239	442
Textron, Inc.	10,400	485	Sabre Corp.	34,519	808
Toro Co. (The)	4,185	272	Skyworks Solutions, Inc.	5,684	567
Trimble Navigation, Ltd.(Æ)	9,842	349	Synaptics, Inc.(Æ)	2,200	120
United Continental Holdings, Inc.(Æ)	1,307	92	Synchronoss Technologies, Inc.(Æ)	32,838	525
United Rentals, Inc.(Æ)	1,205	132	Synopsys, Inc.(Æ)	4,898	361
Verisk Analytics, Inc. Class A(Æ)	907	75	Tech Data Corp.(Æ)	4,600	440
WageWorks, Inc.(Æ)	4,382	323	Twitter, Inc.(Æ)	10,500	173
Waters Corp.(Æ)	2,130	362	Tyler Technologies, Inc.(Æ)	433	71
WESCO International, Inc.(Æ)	4,200	256	VeriFone Systems, Inc.(Æ)	2,200	41
Xerox Corp.	38,400	276	Viavi Solutions, Inc. Class W(Æ)	54,900	549
XPO Logistics, Inc.(Æ)	5,667	280	Western Digital Corp.	9,000	801
Xylem, Inc.	13,600	699	Zynga, Inc. Class A(Æ)	122,800	355
		21,018			17,494

Technology - 11.0%			Utilities - 8.0%
Amphenol Corp. Class A	2,806	203	Ameren Corp.	5,000	273
Analog Devices, Inc.	10,600	807	American Water Works Co., Inc.	15,700	1,253
Ansys, Inc.(Æ)	804	89	Aqua America, Inc.	7,800	258
Arista Networks, Inc.(Æ)	1,905	266	Atmos Energy Corp.	3,400	275
ARRIS International PLC(Æ)	10,190	265	Avangrid, Inc.	1,730	75
Arrow Electronics, Inc.(Æ)	5,500	388	CenturyLink, Inc.	22,591	580
Avnet, Inc.	12,900	499	CMS Energy Corp.	26,000	1,181
Black Knight Financial Services, Inc. Class			Consolidated Edison, Inc.	3,700	293
A(Æ)	6,673	276	DTE Energy Co.	6,400	670
Brocade Communications Systems, Inc.	9,171	115	Edison International	12,000	960
CA, Inc.	2,006	66	Entergy Corp.	3,100	236
Cadence Design Systems, Inc.(Æ)	16,865	549	Eversource Energy	6,300	374
CDK Global, Inc.	796	52	FirstEnergy Corp.	13,400	401
Citrix Systems, Inc.(Æ)	3,210	260	Great Plains Energy, Inc.	23,300	690
Cognex Corp.	3,171	271	Hawaiian Electric Industries, Inc.	15,100	506
Coherent, Inc.(Æ)	504	109	Level 3 Communications, Inc.(Æ)	1,142	69
Cypress Semiconductor Corp.	55,700	779	NiSource, Inc.	23,300	565
Electronic Arts, Inc.(Æ)	3,657	347	PG&E Corp.	7,000	469

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2017 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($) or		Value
		Shares		$
	Pinnacle West Capital Corp.	5,800		494
	Public Service Enterprise Group, Inc.	12,700		559
	SCANA Corp.	7,900		523
	Sempra Energy	6,250		707
	Sprint Corp.(Æ)	30,346		274
	US Cellular Corp.(Æ)	5,200		204
	Xcel Energy, Inc.	8,200		369
	Zayo Group Holdings, Inc.(Æ)	13,736		482
				12,740

	Total Common Stocks
	(cost $132,467)			148,724

	Short-Term Investments - 6.5%
	U.S. Cash Management Fund	10,257,287	(8)	10,259
	Total Short-Term Investments
	(cost $10,259)			10,259

	Other Securities - 3.5%
	U.S. Cash Collateral Fund(×)	5,561,798	(8)	5,562
	Total Other Securities
	(cost $5,562)			5,562

	Total Investments 103.6%
	(identified cost $148,288)			164,545

	Other Assets and Liabilities, Net
-	(3.6%)			(5,720)
	Net Assets - 100.0%			158,825

See accompanying notes which are an integral part of the financial statements.

102 U.S. Mid Cap Equity Fund

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U.S. Mid Cap Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
			Number of	Notional		Expiration	(Depreciation)
			Contracts	Amount		Date	$
Long Positions
S&P Mid 400 E-Mini Index Futures			40	USD	6,920	06/17	158
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							158

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)		Total	% of Net Assets
Common Stocks
Consumer Discretionary	$18,197	$—	$—		$—	$18,197	11.5
Consumer Staples	7,411	—	—		—	7,411	4.7
Energy	9,047	—	—		—	9,047	5.7
Financial Services	38,694	—	—		—	38,694	24.4
Health Care	14,374	—	—		—	14,374	9.0
Materials and Processing	9,749	—	—		—	9,749	6.1
Producer Durables	21,018	—	—		—	21,018	13.2
Technology	17,494	—	—		—	17,494	11.0
Utilities	12,740	—	—		—	12,740	8.0
Short-Term Investments	—	—	—		10,259	10,259	6.5
Other Securities	—	—	—		5,562	5,562	3.5
Total Investments	148,724	—	—		15,821	164,545	103.6
Other Assets and Liabilities, Net							(3.6)
							100.0
Other Financial Instruments
Assets
Futures Contracts	158	—	—		—	158	0.1

Total Other Financial Instruments*	$158	$—	$—		$—	$158

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

U.S. Mid Cap Equity Fund 103

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U.S. Mid Cap Equity Fund

Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$158

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$1,052

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$272

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

104 U.S. Mid Cap Equity Fund

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U.S. Mid Cap Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
Gross	Net Amounts
Amounts	of Assets
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$5,420	$—	$5,420
Total Financial and Derivative Assets	5,420	—	5,420
Financial and Derivative Assets not subject to a netting agreement	—	—	—
Total Financial and Derivative Assets subject to a netting agreement	$5,420	$—	$5,420

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
			Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Barclays	$603	$—	$603	$—
Citigroup	1,995	—	1,995	—
Goldman Sachs	870	—	870	—
HSBC	246	—	246	—
Merrill Lynch	1,467	—	1,467	—
Societe Generale	239	—	239	—
Total	$5,420	$—	$5,420	$—

See accompanying notes which are an integral part of the financial statements.

U.S. Mid Cap Equity Fund 105

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U.S. Mid Cap Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$77	$—	$77
Total Financial and Derivative Liabilities		77	—	77
Financial and Derivative Liabilities not subject to a netting agreement		(77)	—	(77)
Total Financial and Derivative Liabilities subject to a netting agreement		$—	$—	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

106 U.S. Mid Cap Equity Fund

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U.S. Mid Cap Equity Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$148,288
Investments, at fair value(*)(>)	164,545
Cash	19
Cash (restricted)(a)	542
Receivables:
Dividends and interest	58
Dividends from affiliated funds	8
Investments sold	1,748
Fund shares sold	293
Prepaid expenses	2
Total assets	167,215

Liabilities
Payables:
Investments purchased	2,428
Fund shares redeemed	95
Accrued fees to affiliates	107
Other accrued expenses	121
Variation margin on futures contracts	77
Payable upon return of securities loaned	5,562
Total liabilities	8,390

Net Assets	$158,825

See accompanying notes which are an integral part of the financial statements.

U.S. Mid Cap Equity Fund 107

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U.S. Mid Cap Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(147)
Accumulated net realized gain (loss)	9,124
Unrealized appreciation (depreciation) on:
Investments	16,257
Futures contracts	158
Shares of beneficial interest	132
Additional paid-in capital	133,301
Net Assets	$158,825

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$12.03
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.76
Class A — Net assets	$5,534,507
Class A — Shares outstanding ($.01 par value)	460,105
Net asset value per share: Class C(#)	$11.71
Class C — Net assets	$3,071,711
Class C — Shares outstanding ($.01 par value)	262,300
Net asset value per share: Class S(#)	$12.07
Class S — Net assets	$150,218,878
Class S — Shares outstanding ($.01 par value)	12,445,262
Amounts in thousands
(*) Securities on loan included in investments	$5,420
(>) Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund	$15,821

(a) Cash Collateral for Futures	$542
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

108 U.S. Mid Cap Equity Fund

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U.S. Mid Cap Equity Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$1,056
Dividends from affiliated funds	36
Securities lending income (net)	5
Securities lending income from affiliated funds (net)	13
Total investment income	1,110

Expenses
Advisory fees	628
Administrative fees	38
Custodian fees	72
Distribution fees - Class A	7
Distribution fees - Class C	11
Transfer agent fees - Class A	5
Transfer agent fees - Class C	3
Transfer agent fees - Class S	149
Professional fees	30
Registration fees	24
Shareholder servicing fees - Class C	4
Trustees’ fees	3
Printing fees	13
Miscellaneous	7
Expenses before reductions	994
Expense reductions	(211)
Net expenses	783
Net investment income (loss)	327

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	9,695
Futures contracts	1,052
Net realized gain (loss)	10,747
Net change in unrealized appreciation (depreciation) on:
Investments	9,965
Futures contracts	272
Net change in unrealized appreciation (depreciation)	10,237
Net realized and unrealized gain (loss)	20,984
Net Increase (Decrease) in Net Assets from Operations	$21,311

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

U.S. Mid Cap Equity Fund 109

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U.S. Mid Cap Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$327	$1,577
Net realized gain (loss)	10,747	5,527
Net change in unrealized appreciation (depreciation)	10,237	(1,495)
Net increase (decrease) in net assets from operations	21,311	5,609

Distributions
From net investment income
Class A	(14)	(38)
Class C	(2)	(2)
Class S	(559)	(1,600)
From net realized gain
Class A	(204)	(721)
Class C	(113)	(398)
Class S	(5,599)	(25,227)
Net decrease in net assets from distributions	(6,491)	(27,986)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(4,625)	(32,858)
Total Net Increase (Decrease) in Net Assets	10,195	(55,235)

Net Assets
Beginning of period	148,630	203,865
End of period	$158,825	$148,630
Undistributed (overdistributed) net investment income included in net assets	$(147)	$101

See accompanying notes which are an integral part of the financial statements.

110 U.S. Mid Cap Equity Fund

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U.S. Mid Cap Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	51	$593	117	$1,293
Proceeds from reinvestment of distributions	19	218	73	750
Payments for shares redeemed	(63)	(738)	(159)	(1,701)
Net increase (decrease)	7	73	31	342
Class C
Proceeds from shares sold	28	326	80	822
Proceeds from reinvestment of distributions	10	114	39	398
Payments for shares redeemed	(37)	(425)	(94)	(976)
Net increase (decrease)	1	15	25	244
Class S
Proceeds from shares sold	921	10,868	2,707	28,727
Proceeds from reinvestment of distributions	534	6,158	2,238	23,128
Payments for shares redeemed	(1,842)	(21,739)	(7,769)	(85,299)
Net increase (decrease)	(387)	(4,713)	(2,824)	(33,444)
Total increase (decrease)	(379)	$(4,625)	(2,768)	$(32,858)

See accompanying notes which are an integral part of the financial statements.

U.S. Mid Cap Equity Fund 111

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U.S. Mid Cap Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2017*	10.94	.01	1.56	1.57	(.03)	(.45)
October 31, 2016	12.47	.07	.18	.25	(.09)	(1.69)
October 31, 2015	13.27	.03	.29	.32	(.04)	(1.08)
October 31, 2014	13.26	.01	1.46	1.47	(.03)	(1.43)
October 31, 2013	9.89	.01	3.40	3.41	(.04)	—
October 31, 2012(1)	10.00	— (f)	(.08)	(.08)	(.03)	—

Class C
April 30, 2017*	10.68	(.03)	1.51	1.48	—(f)	(.45)
October 31, 2016	12.22	(.01)	.17	.16	(.01)	(1.69)
October 31, 2015	13.08	(.06)	.28	.22	—	(1.08)
October 31, 2014	13.16	(.09)	1.44	1.35	—	(1.43)
October 31, 2013	9.86	(.07)	3.39	3.32	(.02)	—
October 31, 2012(1)	10.00	(.05)	(.09)	(.14)	—(f)	—

Class S
April 30, 2017*	10.98	.03	1.55	1.58	(.04)	(.45)
October 31, 2016	12.50	.10	.18	.28	(.11)	(1.69)
October 31, 2015	13.30	.07	.28	.35	(.07)	(1.08)
October 31, 2014	13.29	.04	1.45	1.49	(.05)	(1.43)
October 31, 2013	9.90	.06	3.39	3.45	(.06)	—
October 31, 2012(1)	10.00	.03	(.10)	(.07)	(.03)	—

See accompanying notes which are an integral part of the financial statements.

112 U.S. Mid Cap Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(.48)	12.03	14.53	5,535	1.49	1.22	.19	52
(1.78)	10.94	2.94	4,956	1.47	1.22	.68	127
(1.12)	12.47	2.29	5,259	1.40	1.22	.26	120
(1.46)	13.27	12.05	4,560	1.42	1.22	.07	96
(.04)	13.26	34.59	2,896	1.44	1.22	.11	122
(.03)	9.89	(.85)	897	1.44	1.21	.06	96

(.45)	11.71	14.08	3,072	2.24	1.97	(.56)	52
(1.70)	10.68	2.19	2,790	2.22	1.97	(.08)	127
(1.08)	12.22	1.52	2,882	2.15	1.97	(.49)	120
(1.43)	13.08	11.18	1,968	2.17	1.97	(.70)	96
(.02)	13.16	33.67	672	2.19	1.97	(.63)	122
— (f)	9.86	(1.36)	197	2.24	1.96	(.64)	96

(.49)	12.07	14.62	150,218	1.24	.97	.44	52
(1.80)	10.98	3.26	140,884	1.22	.97	.92	127
(1.15)	12.50	2.53	195,724	1.15	.97	.51	120
(1.48)	13.30	12.28	197,354	1.17	.97	.33	96
(.06)	13.29	34.87	163,367	1.19	.97	.47	122
(.03)	9.90	(.66)	121,714	1.25	.96	.40	96

See accompanying notes which are an integral part of the financial statements.

U.S. Mid Cap Equity Fund 113

Russell Investment Company
U.S. Mid Cap Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$70,229
Administration fees	6,280
Distribution fees	3,004
Shareholder servicing fees	623
Transfer agent fees	26,022
Trustee fees	929
$107,087

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U.S. Cash Collateral Fund	$3,633	$18,930	$17,001	$—	$—	$5,562	$13	$—
U.S. Cash Management Fund	5,629	34,849	30,220	1	—	10,259	36	—
	$9,262	$53,779	$47,221	$1	$—	$15,821	$49	$—

Federal Income Taxes (Unaudited)

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$149,650,269
Unrealized Appreciation	$18,360,270
Unrealized Depreciation	(3,465,711)
Net Unrealized Appreciation (Depreciation)	$14,894,559

See accompanying notes which are an integral part of the financial statements.

114 U.S. Mid Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2016	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2017	$1,173.20	$1,018.60
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.74	$6.26
Fund is from November 1, 2016 to April 30, 2017.	* Expenses are equal to the Fund's annualized expense ratio of 1.25%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period).
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class C	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	April 30, 2017	$1,169.00	$1,014.88
the expenses you paid on your account during this period.	Expenses Paid During Period*	$10.76	$9.99

Hypothetical Example for Comparison Purposes	* Expenses are equal to the Fund's annualized expense ratio of 2.00%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
Performance (5% return before expenses)” provides information	year period).
about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
		Actual	return before
actual return. The hypothetical account values and expenses	Class E	Performance	expenses)
may not be used to estimate the actual ending account balance or	Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2016	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
	April 30, 2017	$1,173.20	$1,018.60
funds. To do so, compare this 5% hypothetical example with the	Expenses Paid During Period*	$6.74	$6.26
5% hypothetical examples that appear in the shareholder reports
of other funds.	* Expenses are equal to the Fund's annualized expense ratio of 1.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

U.S. Small Cap Equity Fund 115

Russell Investment Company
U.S. Small Cap Equity Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical			Hypothetical
		Performance (5%			Performance (5%
	Actual	return before		Actual	return before
Class I	Performance	expenses)	Class T	Performance	expenses)
Beginning Account Value			Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00	March 17, 2017	$1,000.00	$1,000.00
Ending Account Value			Ending Account Value
April 30, 2017	$1,175.20	$1,020.18	April 30, 2017	$1,007.20	$1,020.53
Expenses Paid During Period*	$5.02	$4.66	Expenses Paid During Period*	$1.06	$4.31

* Expenses are equal to the Fund's annualized expense ratio of 0.93%			* Expenses are equal to the Fund's annualized expense ratio of 0.86%
(representing the six month period annualized), multiplied by the average			(representing the 45-day period annualized), multiplied by the average
account value over the period, multiplied by 181/365 (to reflect the one-half			account value over the period, multiplied by 45/365 (to reflect the period since
year period). May reflect amounts waived and/or reimbursed. Without any			commencement of operations). May reflect amounts waived and/or reimbursed.
waivers and/or reimbursements, expenses would have been higher.			Without any waivers and/or reimbursements, expenses would have been higher.
			Hypothetical expenses are equal to the Fund’s annualized expense ratio of
		Hypothetical	0.86% (representing the six-month period annualized), multiplied by the
		Performance (5%	average account value over the period, multiplied by 181/365 (to reflect the
	Actual	return before	on-half year period).
Class R6	Performance	expenses)
Beginning Account Value					Hypothetical
November 1, 2016	$1,000.00	$1,000.00			Performance (5%
Ending Account Value				Actual	return before
April 30, 2017	$1,175.90	$1,020.68	Class Y	Performance	expenses)
Expenses Paid During Period*	$4.48	$4.16	Beginning Account Value
			November 1, 2016	$1,000.00	$1,000.00
* Expenses are equal to the Fund's annualized expense ratio of 0.83%			Ending Account Value
(representing the six month period annualized), multiplied by the average			April 30, 2017	$1,176.10	$1,020.83
account value over the period, multiplied by 181/365 (to reflect the one-half			Expenses Paid During Period*	$4.32	$4.01
year period). May reflect amounts waived and/or reimbursed. Without any
waivers and/or reimbursements, expenses would have been higher.			* Expenses are equal to the Fund's annualized expense ratio of 0.80%
			(representing the six month period annualized), multiplied by the average
		Hypothetical	account value over the period, multiplied by 181/365 (to reflect the one-half
		Performance (5%	year period).
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,174.80	$1,019.89
Expenses Paid During Period*	$5.34	$4.96

* Expenses are equal to the Fund's annualized expense ratio of 0.99%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

116 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 93.7%			First Cash Financial Services, Inc.	33,437	1,737
Consumer Discretionary - 11.9%			Five Below, Inc.(Æ)	9,086	446
2U, Inc.(Æ)(Ñ)	72,741	3,302	Flexsteel Industries, Inc.	3,813	203
Aaron's, Inc. Class A	49,964	1,795	Fortress Transportation & Infrastructure
Acushnet Holdings Corp.(Ñ)	122,445	2,236	Investors LLC	134,449	2,023
AH Belo Corp. Class A	90,023	563	Foundation Building Materials, Inc.(Æ)	87,389	1,415
AMC Entertainment Holdings, Inc. Class A	126,293	3,826	Fox Factory Holding Corp.(Æ)	60,273	1,811
American Eagle Outfitters, Inc.	30,523	430	Full House Resorts, Inc.(Æ)	461,215	1,112
Avon Products, Inc.(Æ)	50,214	244	Gannett Co., Inc.	19,700	165
Beazer Homes USA, Inc.(Æ)	31,103	386	Genesco, Inc.(Æ)	20,590	1,097
Big 5 Sporting Goods Corp.(Ñ)	23,700	365	G-III Apparel Group, Ltd.(Æ)	38,090	903
Biglari Holdings, Inc.(Æ)	1,249	533	GoPro, Inc. Class A(Æ)(Ñ)	28,151	232
Black Diamond, Inc.(Æ)	44,100	232	Grand Canyon Education, Inc.(Æ)	53,844	4,046
Bob Evans Farms, Inc.	1,940	129	Gray Television, Inc.(Æ)	94,501	1,384
Bojangles', Inc.(Æ)(Ñ)	48,029	1,054	Group 1 Automotive, Inc.	9,800	676
Bridgepoint Education, Inc.(Æ)	11,300	138	Hibbett Sports, Inc.(Æ)(Ñ)	42,567	1,107
Buckle, Inc. (The)(Ñ)	18,167	340	Hilton Grand Vacations, Inc.(Æ)	6,490	217
Buffalo Wild Wings, Inc.(Æ)	4,118	649	Horizon Global Corp.(Æ)	222,807	3,140
Build-A-Bear Workshop, Inc. Class A(Æ)	9,200	96	HSN, Inc.	167,770	6,191
Cable One, Inc.	300	205	IMAX Corp.(Æ)	12,112	369
Caleres, Inc.	17,957	518	Inter Parfums, Inc.	4,800	182
Capella Education Co.	4,888	466	J Alexander's Holdings, Inc.(Æ)	251,960	2,771
Care.com, Inc.(Æ)	15,600	185	Jack in the Box, Inc.	42,114	4,295
Carriage Services, Inc. Class A	78,745	2,154	John Wiley & Sons, Inc. Class A	4,721	249
Carrols Restaurant Group, Inc.(Æ)	40,081	561	K12, Inc.(Æ)	29,370	554
Cato Corp. (The) Class A	15,022	339	KAR Auction Services, Inc.	39,240	1,712
Cavco Industries, Inc.(Æ)	2,803	333	Kirkland's, Inc.(Æ)	39,741	468
Central Garden & Pet Co.(Æ)(Ñ)	35,560	1,344	La-Z-Boy, Inc. Class Z	36,003	1,004
Century Communities, Inc.(Æ)	153,739	4,198	Lee Enterprises, Inc.(Æ)(Ñ)	695,247	1,808
Cheesecake Factory, Inc. (The)	50,127	3,217	LGI Homes, Inc.(Æ)(Ñ)	25,600	815
Chegg, Inc.(Æ)(Ñ)	341,191	3,074	Libbey, Inc.	125,950	1,322
Cherokee, Inc.(Æ)	73,005	628	Lindblad Expeditions Holdings, Inc.(Æ)	157,900	1,500
Children's Place, Inc. (The)	34,245	3,931	Lithia Motors, Inc. Class A	44,440	4,246
Citi Trends, Inc.	11,500	216	Lumber Liquidators Holdings, Inc.(Æ)(Ñ)	100,500	2,467
ClubCorp Holdings, Inc.	210,538	2,832	M/I Homes, Inc.(Æ)	21,081	573
Columbia Sportswear Co.	39,366	2,229	Malibu Boats, Inc. Class A(Æ)	21,849	503
Conn's, Inc.(Æ)	5,700	100	Marchex, Inc. Class B(Æ)	56,733	154
Cooper Tire & Rubber Co.	17,189	658	Marcus Corp.	6,600	223
Cooper-Standard Holdings, Inc.(Æ)	17,407	1,968	MarineMax, Inc.(Æ)	22,980	468
Cracker Barrel Old Country Store, Inc.(Ñ)	1,628	261	MDC Partners, Inc. Class A(Ñ)	398,944	3,571
Crocs, Inc.(Æ)	118,700	740	Meredith Corp.(Ñ)	7,259	425
Dave & Buster's Entertainment, Inc.(Æ)	43,854	2,807	Meritage Homes Corp.(Æ)	15,736	613
Del Frisco's Restaurant Group, Inc.(Æ)	122,790	2,112	Monro Muffler Brake, Inc.	51,251	2,657
Del Taco Restaurants, Inc.(Æ)	205,712	2,705	Movado Group, Inc.	27,013	632
Delta Apparel, Inc.(Æ)	119,121	2,089	MSG Networks, Inc.(Æ)	19,600	489
Denny's Corp.(Æ)	90,380	1,148	Nexstar Media Group, Inc. Class A	7,978	550
Destination XL Group, Inc.(Æ)	42,900	109	Nutrisystem, Inc.	50,547	2,701
DeVry Education Group, Inc.	31,457	1,191	Ollie's Bargain Outlet Holdings, Inc.(Æ)(Ñ)	102,046	3,907
Dick's Sporting Goods, Inc.	2,900	147	Outfront Media, Inc.(ö)	64,602	1,690
DineEquity, Inc.	10,048	568	Oxford Industries, Inc.	19,566	1,134
DSW, Inc. Class A	26,963	556	Panera Bread Co. Class A(Æ)	4,870	1,523
Duluth Holdings, Inc. Class B(Æ)	29,794	660	Papa John's International, Inc.	40,899	3,233
Eldorado Resorts, Inc.(Æ)(Ñ)	165,667	3,168	Peak Resorts, Inc.	156,813	878
Entravision Communications Corp. Class A	353,776	2,193	Penn National Gaming, Inc.(Æ)	26,896	497
Ethan Allen Interiors, Inc.	42,510	1,267	Perry Ellis International, Inc.(Æ)	16,602	341
EW Scripps Co. (The) Class A(Æ)	36,187	806	Pier 1 Imports, Inc.	34,200	231
Express, Inc.(Æ)	196,905	1,699	Pinnacle Entertainment, Inc.(Æ)	48,285	993
Extended Stay America, Inc.	20,487	357	Planet Fitness, Inc. Class A	87,933	1,829

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 117

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Pool Corp.	40,835	4,884	Freshpet, Inc.(Æ)(Ñ)	72,500	852
Potbelly Corp.(Æ)	12,000	167	Ingles Markets, Inc. Class A	10,036	469
Radio One, Inc. Class D(Æ)(Ñ)	248,251	745	Inventure Foods, Inc.(Æ)(Ñ)	143,883	532
Red Robin Gourmet Burgers, Inc.(Æ)	8,594	505	J&J Snack Foods Corp.	26,038	3,504
Red Rock Resorts, Inc. Class A	24,361	570	Lancaster Colony Corp.	6,092	767
Rent-A-Center, Inc. Class A(Ñ)	32,400	346	MGP Ingredients, Inc.	57,280	2,999
Rocky Brands, Inc.	5,100	72	New Age Beverages Corp.(Æ)	170,857	634
Rosetta Stone, Inc.(Æ)	5,800	65	Nomad Foods, Ltd.(Æ)	448,506	5,293
Scholastic Corp.	36,770	1,590	Orchids Paper Products Co.(Ñ)	16,509	402
Scientific Games Corp. Class A(Æ)	21,022	499	PetMed Express, Inc.	20,664	477
SeaWorld Entertainment, Inc.(Æ)	55,609	975	Primo Water Corp.(Æ)	150,276	1,799
Sequential Brands Group, Inc.(Æ)(Ñ)	170,940	576	Sanderson Farms, Inc.	8,253	956
Shoe Carnival, Inc.	24,000	609	Snyders-Lance, Inc.	102,269	3,606
Sinclair Broadcast Group, Inc. Class A	11,888	469	SpartanNash Co.	76,876	2,829
Six Flags Entertainment Corp.	14,690	920	Sprouts Farmers Market, Inc.(Æ)	44,863	1,001
Sonic Automotive, Inc. Class A	22,766	446	United Natural Foods, Inc.(Æ)	45,689	1,897
Stamps.com, Inc.(Æ)(Ñ)	26,141	2,775	Universal Corp.	3,322	244
Standard Motor Products, Inc.	77,674	3,948	Vector Group, Ltd.	12,058	262
Steven Madden, Ltd.(Æ)	30,224	1,150	WD-40 Co.	3,139	329
Stoneridge, Inc.(Æ)	6,000	118			55,191
Sturm Ruger & Co., Inc.	12,358	747
Superior Uniform Group, Inc.	214,506	3,912	Energy - 3.3%
Texas Roadhouse, Inc. Class A	13,975	655	Ameresco, Inc. Class A(Æ)	30,928	199
Thor Industries, Inc.	46,579	4,479	Approach Resources, Inc.(Æ)(Ñ)	246,638	511
Tilly's, Inc. Class A	14,201	136	Archrock, Inc.(Æ)	26,900	317
Time, Inc.	47,500	722	Basic Energy Services, Inc.(Æ)	12,149	330
Tower International, Inc.	29,465	799	Bill Barrett Corp.(Æ)	180,900	695
Townsquare Media, Inc. Class A(Æ)	183,582	2,222	C&J Energy Services, Inc.(Æ)	14,192	415
TravelCenters of America LLC(Æ)	235,213	1,435	Callon Petroleum Co.(Æ)	213,950	2,533
Travelzoo, Inc.(Æ)	800	7	Carrizo Oil & Gas, Inc.(Æ)	55,894	1,406
Tribune Media Co. Class A	73,064	2,671	Civeo Corp.(Æ)	209,876	628
Tropicana Entertainment, Inc.(Æ)	22,196	774	Delek US Holdings, Inc.	209,529	5,043
Vera Bradley, Inc.(Æ)(Ñ)	46,525	426	Eclipse Resources Corp.(Æ)	347,200	698
Visteon Corp.(Æ)	27,009	2,781	Energen Corp.(Æ)	1,700	88
Vitamin Shoppe, Inc.(Æ)	22,949	443	Exterran Corp.(Æ)	32,095	879
VOXX International Corp. Class A(Æ)	32,286	210	Flotek Industries, Inc.(Æ)(Ñ)	65,400	785
Weight Watchers International, Inc.(Æ)(Ñ)	14,693	307	Gastar Exploration, Inc.(Æ)(Ñ)	266,545	349
West Marine, Inc.	8,728	96	Gores Holdings, Inc. Class A(Æ)	267,702	4,587
William Lyon Homes Class A(Æ)(Ñ)	258,498	5,686	Green Plains, Inc.	28,500	656
Wingstop, Inc.	35,319	1,039	Gulf Island Fabrication, Inc.	12,499	124
Winnebago Industries, Inc.	9,525	273	Gulfport Energy Corp.(Æ)	240,400	3,817
Wolverine World Wide, Inc.	85,919	2,072	Independence Contract Drilling, Inc.(Æ)	98,599	455
YuMe, Inc.(Æ)	11,900	50	Keane Group, Inc.(Æ)(Ñ)	43,130	596
ZAGG, Inc.(Æ)	63,827	453	Laredo Petroleum, Inc.(Æ)	31,350	403
		205,363	Mammoth Energy Services, Inc.(Æ)(Ñ)	72,721	1,403
			Matador Resources Co.(Æ)(Ñ)	59,714	1,295
Consumer Staples - 3.2%			Matrix Service Co.(Æ)	119,542	1,405
Andersons, Inc. (The)	85,129	3,180	Nabors Industries, Ltd.	324,457	3,355
B&G Foods, Inc. Class A	10,677	448	Newfield Exploration Co.(Æ)	2,300	80
Boston Beer Co., Inc. Class A(Æ)	3,350	484	Newpark Resources, Inc.(Æ)	229,993	1,759
Cadiz, Inc.(Æ)	36,600	553	Noble Corp. PLC(Ñ)	61,945	297
Calavo Growers, Inc.(Ñ)	58,699	3,851	Oasis Petroleum, Inc.(Æ)	24,767	296
Casey's General Stores, Inc.(Ñ)	31,350	3,513	Oceaneering International, Inc.	67,269	1,775
Core-Mark Holding Co., Inc.	233,734	8,185	Pacific Ethanol, Inc.(Æ)	226,800	1,542
Dean Foods Co.	3,900	77	Patterson-UTI Energy, Inc.	13,385	290
Energizer Holdings, Inc.	65,158	3,859	PBF Energy, Inc. Class A(Ñ)	87,123	1,945
Farmer Brothers Co.(Æ)	16,934	601	PDC Energy, Inc.(Æ)	6,462	357
Flowers Foods, Inc.	80,969	1,588	Phillips 66 Partners, LP(Ñ)	68,643	3,616

See accompanying notes which are an integral part of the financial statements.

118 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
ProPetro Holding Corp.(Æ)	45,900	622	Brandywine Realty Trust(ö)	81,372	1,381
QEP Resources, Inc.(Æ)	74,390	879	Brookline Bancorp, Inc.	183,704	2,673
Renewable Energy Group, Inc.(Æ)(Ñ)	51,013	533	Camden Property Trust(ö)	5,600	461
Rice Energy, Inc.(Æ)	22,886	487	Capital Bank Financial Corp. Class A	18,394	763
Ring Energy, Inc.(Æ)	31,797	382	Capital City Bank Group, Inc.	5,990	123
RPC, Inc.(Ñ)	34,989	636	Capital Southwest Corp.	64,104	1,040
Sanchez Energy Corp.(Æ)(Ñ)	62,954	487	Capstar Financial Holdings, Inc.(Æ)	46,062	813
Select Energy Services, Inc. Class A(Æ)	43,600	670	CareTrust REIT, Inc.(ö)	66,500	1,132
SunCoke Energy, Inc.(Æ)	198,776	1,823	CatchMark Timber Trust, Inc. Class A(ö)	17,840	209
Superior Energy Services, Inc.(Æ)	31,534	381	Cathay General Bancorp	17,041	648
TETRA Technologies, Inc.(Æ)	719,800	2,397	Cedar Realty Trust, Inc.(ö)	229,400	1,234
Unit Corp.(Æ)	79,722	1,713	CenterState Banks, Inc.	12,909	326
Western Refining, Inc.(Ñ)	9,352	323	Central Pacific Financial Corp.	134,638	4,211
Westmoreland Coal Co.(Æ)	47,400	505	Central Valley Community Bancorp	9,387	213
World Fuel Services Corp.	8,600	317	Charter Financial Corp.	134,717	2,472
WPX Energy, Inc.(Æ)	44,546	531	Chatham Lodging Trust(ö)	18,414	356
		57,615	Chemical Financial Corp.	28,504	1,353
			Chemung Financial Corp.	1,627	62
Financial Services - 24.4%			Chesapeake Lodging Trust(ö)	97,714	2,278
1st Source Corp.	6,100	295	City Holding Co.	6,176	439
Acadia Realty Trust(ö)	23,554	685	City Office REIT, Inc.(ö)	26,550	333
Access National Corp.	9,737	276	Civista Bancshares, Inc.	56,904	1,236
Agree Realty Corp.(ö)	7,726	375	CNO Financial Group, Inc.	165,344	3,484
Alexander's, Inc.(ö)	678	295	CoBiz Financial, Inc.	48,834	802
Altisource Residential Corp.(ö)	27,159	391	Cohen & Steers, Inc.	23,988	957
Ambac Financial Group, Inc.(Æ)	20,524	399	Colony Starwood Homes(ö)	131,920	4,561
American Assets Trust, Inc.(ö)	10,760	461	Columbia Banking System, Inc.	96,670	3,820
American Equity Investment Life Holding			Columbia Property Trust, Inc.(ö)	47,768	1,075
Co.	59,532	1,412	Community Healthcare Trust, Inc.(ö)	84,590	2,091
American National Bankshares, Inc.	2,990	115	Community Trust Bancorp, Inc.	25,573	1,149
AMERISAFE, Inc.	41,154	2,368	Condor Hospitality Trust, Inc.(ö)	15,000	161
Arbor Realty Trust, Inc.(ö)	25,228	218	CoreSite Realty Corp. Class A(ö)	7,290	713
Ares Commercial Real Estate Corp.(ö)	67,890	939	Cousins Properties, Inc.(ö)	87,178	740
Argo Group International Holdings, Ltd.	33,799	2,229	CU Bancorp(Æ)	41,060	1,531
Armada Hoffler Properties, Inc.(ö)	29,973	427	Customers Bancorp, Inc.(Æ)	65,600	2,029
Ashford Hospitality Trust, Inc.(ö)	79,600	498	CyrusOne, Inc.(ö)	70,754	3,866
Ashford, Inc.(Æ)	14,576	793	DDR Corp.(ö)	16,500	178
Associated Capital Group, Inc. Class A	990	33	Diamond Hill Investment Group, Inc.	9,914	2,004
Assurant, Inc.	10,000	962	DiamondRock Hospitality Co.(ö)	115,214	1,269
Atlantic Capital Bancshares, Inc.(Æ)	13,755	270	Donegal Group, Inc. Class A	1,936	32
Baldwin & Lyons, Inc. Class B	5,500	135	DuPont Fabros Technology, Inc.(ö)	87,055	4,488
Banc of California, Inc.(Ñ)	56,994	1,237	Eagle Bancorp, Inc.(Æ)	22,093	1,323
BancFirst Corp.	15,400	1,479	East West Bancorp, Inc.	15,100	819
Banco Latinoamericano de Comercio Exterior			Easterly Government Properties, Inc.(Ñ)(ö)	19,800	398
SA Class E	28,376	814	EastGroup Properties, Inc.(ö)	19,999	1,564
Bank Mutual Corp.	40,679	374	Education Realty Trust, Inc.(ö)	13,313	516
Bank of Marin Bancorp	6,410	405	EMC Insurance Group, Inc.	8,784	252
Bank of N.T. Butterfield & Son, Ltd.	11,269	375	Employers Holdings, Inc.	10,713	429
Bank of the Ozarks, Inc.	126,252	5,994	Enova International, Inc.(Æ)	48,700	692
Banner Corp.	30,300	1,673	Enstar Group, Ltd.(Æ)	8,140	1,586
Berkshire Hills Bancorp, Inc.	36,880	1,383	Enterprise Financial Services Corp.	25,180	1,064
BGC Partners, Inc. Class A	112,730	1,283	EPR Properties(ö)	3,510	255
Blackhawk Network Holdings, Inc. Class			Equity Commonwealth(Æ)(ö)	111,200	3,557
A(Æ)	76,875	3,110	Evercore Partners, Inc. Class A	70,097	5,170
Bluerock Residential Growth REIT, Inc.			Ezcorp, Inc. Class A(Æ)	184,350	1,668
Class A(Ñ)(ö)	77,640	967	Fair Isaac Corp.	5,637	764
BNC Bancorp	33,347	1,115	Farmers Capital Bank Corp.	3,017	125
Boston Private Financial Holdings, Inc.	32,304	504	FB Financial Corp.(Æ)(Ñ)	23,365	847

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 119

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
FBR & Co.	53,300	965	Hope Bancorp, Inc.	29,956	548
FCB Financial Holdings, Inc. Class A(Æ)	8,941	422	Houlihan Lokey, Inc. Class A	7,657	257
Federated National Holding Co.	19,231	309	Howard Hughes Corp. (The)(Æ)	13,700	1,687
FelCor Lodging Trust, Inc.(ö)	106,289	823	Hudson Pacific Properties, Inc.(ö)	21,825	750
Fidelity Southern Corp.	18,374	413	Iberiabank Corp.	69,018	5,477
Financial Institutions, Inc.	30,886	1,034	Independence Realty Trust, Inc.(ö)	226,713	2,086
First BanCorp(Æ)	189,227	1,113	Independent Bank Corp.	105,871	2,361
First Business Financial Services, Inc.	10,660	283	Independent Bank Group, Inc.	13,338	802
First Community Bancshares, Inc.	5,700	151	Infinity Property & Casualty Corp.	14,549	1,444
First Connecticut Bancorp, Inc.	14,104	377	InfraREIT, Inc.(ö)	23,100	441
First Defiance Financial Corp.	18,800	1,008	Investment Technology Group, Inc.	26,700	532
First Financial Bancorp	21,334	590	Investors Bancorp, Inc.	161,105	2,231
First Financial Corp.	15,115	738	Jack Henry & Associates, Inc.	53,933	5,228
First Financial Northwest, Inc.	5,000	78	JMP Group LLC(Ñ)	36,844	215
First Foundation, Inc.(Æ)	159,400	2,503	Kearny Financial Corp.	485,222	7,085
First Horizon National Corp.	181,818	3,336	Kemper Corp.	96,540	3,798
First Industrial Realty Trust, Inc.(ö)	35,634	1,003	Kennedy-Wilson Holdings, Inc.	228,976	4,671
First Interstate BancSystem, Inc. Class A	29,441	1,111	Kite Realty Group Trust(ö)	35,411	721
First Merchants Corp.	93,602	3,873	Lakeland Bancorp, Inc.	155,130	3,017
First Midwest Bancorp, Inc.	150,757	3,423	LaSalle Hotel Properties(ö)	33,317	952
Flagstar Bancorp, Inc.(Æ)	24,197	708	LCNB Corp.	44,481	985
FNB Corp.	455,391	6,486	LegacyTexas Financial Group, Inc.	12,850	486
FNFV Group(Æ)	384,189	5,263	LendingTree, Inc.(Æ)(Ñ)	36,626	5,162
Four Corners Property Trust, Inc.(ö)	22,908	534	Lexington Realty Trust(ö)	49,993	508
Franklin Financial Network, Inc.(Æ)	10,482	425	LTC Properties, Inc.(ö)	9,419	451
Franklin Street Properties Corp.(ö)	70,896	860	Mack-Cali Realty Corp.(ö)	50,610	1,369
FRP Holdings, Inc.(Æ)(Þ)	41,015	1,752	Maiden Holdings, Ltd.	111,700	1,379
Fulton Financial Corp.	158,673	2,927	Marcus & Millichap, Inc.(Æ)	6,906	178
Genworth Financial, Inc. Class A(Æ)	86,899	351	MB Financial, Inc.	100,741	4,282
GEO Group, Inc. (The)(ö)	59,799	1,993	MedEquities Realty Trust, Inc.(ö)	116,100	1,372
German American Bancorp, Inc.	3,972	131	Medical Properties Trust, Inc.(ö)	423,397	5,534
Getty Realty Corp.(ö)	29,839	764	Mercantile Bank Corp.	1,200	40
Gladstone Commercial Corp.(ö)	19,833	442	Meridian Bancorp, Inc.	156,759	2,751
Golub Capital BDC, Inc.(Ñ)	26,490	538	Meta Financial Group, Inc.	3,130	266
Gramercy Property Trust(ö)	132,476	3,681	MGIC Investment Corp.(Æ)	19,618	207
Great Southern Bancorp, Inc.	14,130	709	Midland States Bancorp, Inc.	22,431	774
Great Western Bancorp, Inc.	21,400	882	MidSouth Bancorp, Inc.	1,700	26
Green Dot Corp. Class A(Æ)	97,863	3,355	MidWestOne Financial Group, Inc.	300	10
Greenhill & Co., Inc.	9,007	228	Moelis & Co. Class A	116,125	4,262
Guaranty Bancorp	26,092	656	Monogram Residential Trust, Inc.(ö)	52,690	536
Hallmark Financial Services, Inc.(Æ)	12,516	132	Morningstar, Inc.	41,050	3,002
Hamilton Lane, Inc. Class A(Æ)	34,759	651	National Bank Holdings Corp. Class A	105,100	3,318
Hancock Holding Co.	33,600	1,569	National Commerce Corp.(Æ)	8,614	333
Hannon Armstrong Sustainable Infrastructure			National Health Investors, Inc.(ö)	12,658	926
Capital, Inc.(ö)	23,586	517	National Storage Affiliates Trust(ö)	12,384	303
Hanover Insurance Group, Inc. (The)	34,657	3,060	National Western Life Group, Inc. Class A	2,496	764
Health Insurance Innovations, Inc. Class			Navigators Group, Inc. (The)	38,280	2,069
A(Æ)(Ñ)	58,637	982	NBT Bancorp, Inc.	14,508	554
Healthcare Realty Trust, Inc.(ö)	48,577	1,594	New York REIT, Inc.(ö)	182,970	1,746
Heartland Financial USA, Inc.	5,484	263	NexPoint Residential Trust, Inc.(ö)	12,934	311
Hercules Technology Growth Capital, Inc.(Ñ)	69,385	1,077	NMI Holdings, Inc. Class A(Æ)	200,411	2,325
Heritage Commerce Corp.	52,340	747	Northfield Bancorp, Inc.	127,900	2,351
Heritage Financial Corp.	122,107	3,223	Northrim BanCorp, Inc.	2,700	86
Heritage Insurance Holdings, Inc.	53,808	651	Northwest Bancshares, Inc.	56,332	909
Hersha Hospitality Trust Class A(ö)	66,000	1,217	OFG Bancorp	33,543	392
HFF, Inc. Class A	7,892	248	Old Line Bancshares, Inc.	9,057	251
Home Bancorp, Inc.	2,400	89	Old National Bancorp	178,383	2,997
Home BancShares, Inc.	156,675	3,987	OM Asset Management PLC	247,685	3,854

See accompanying notes which are an integral part of the financial statements.

120 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
One Liberty Properties, Inc.(ö)	11,103	270	State Bank Financial Corp.	123,739	3,324
OneBeacon Insurance Group, Ltd. Class A	139,833	2,230	State National Companies, Inc.	9,000	132
Oppenheimer Holdings, Inc. Class A	9,263	160	Sterling Bancorp	62,826	1,461
Pacific Premier Bancorp, Inc.(Æ)	56,949	2,081	Stewart Information Services Corp.	6,900	327
PacWest Bancorp	30,902	1,526	Stock Yards Bancorp, Inc.	18,461	757
Park National Corp.	1,710	180	Stonegate Bank	61,568	2,826
Park Sterling Corp.	52,090	641	Summit Hotel Properties, Inc.(ö)	31,571	522
Parkway, Inc.(ö)	10,897	220	Sunstone Hotel Investors, Inc.(ö)	43,694	651
PCSB Financial Corp.(Æ)	29,232	477	Synovus Financial Corp.	5,900	247
Pebblebrook Hotel Trust(Ñ)(ö)	17,684	526	Tanger Factory Outlet Centers, Inc.(ö)	87,642	2,734
Pennsylvania Real Estate Investment Trust(ö)	43,600	604	TCF Financial Corp.	125,644	2,074
PennyMac Financial Services, Inc. Class A	13,929	230	Terreno Realty Corp.(ö)	15,984	494
Peoples Bancorp, Inc.	11,244	376	Territorial Bancorp, Inc.	9,193	285
People's Utah Bancorp	55,360	1,462	Texas Capital Bancshares, Inc.(Æ)	33,678	2,563
Physicians Realty Trust(ö)	34,185	671	Third Point Reinsurance, Ltd.(Æ)	49,742	602
Pinnacle Financial Partners, Inc.	11,581	741	Towne Bank	22,280	723
Planet Payment, Inc.(Æ)	305,459	1,274	TriCo Bancshares	53,647	1,903
Popular, Inc.	100,200	4,199	TriState Capital Holdings, Inc.(Æ)	34,909	869
Potlatch Corp.(ö)	112,468	5,067	TrustCo Bank Corp.	155,336	1,235
Preferred Apartment Communities, Inc. Class			Trustmark Corp.	40,106	1,332
A(ö)	25,200	357	Two Harbors Investment Corp.(ö)	203,800	2,036
Preferred Bank	20,780	1,101	UMB Financial Corp.	53,232	3,859
Primerica, Inc.	6,102	511	Umpqua Holdings Corp.	152,168	2,689
PrivateBancorp, Inc. Class A	13,323	770	United Bankshares, Inc.	56,243	2,244
Prosperity Bancshares, Inc.	88,315	5,935	United Community Banks, Inc.	74,836	2,047
Provident Financial Holdings, Inc.	5,437	105	United Financial Bancorp, Inc.	175,867	3,038
PS Business Parks, Inc.(ö)	16,889	2,053	United Fire Group, Inc.	10,125	446
Pzena Investment Management, Inc. Class A	144,689	1,489	Universal Health Realty Income Trust(ö)	6,193	432
QCR Holdings, Inc.	12,137	553	Universal Insurance Holdings, Inc.(Ñ)	10,498	273
QTS Realty Trust, Inc. Class A(ö)	14,000	748	Univest Corp. of Pennsylvania	10,167	308
Ramco-Gershenson Properties Trust(ö)	43,818	584	Urban Edge Properties(ö)	31,583	805
Rayonier, Inc.(ö)	93,762	2,646	Urstadt Biddle Properties, Inc. Class A(ö)	17,499	344
Real Industry, Inc.(Æ)	240,000	624	Valley National Bancorp	106,720	1,255
Redwood Trust, Inc.(ö)	40,713	695	Virtu Financial, Inc. Class A(Ñ)	14,581	225
Reinsurance Group of America, Inc. Class A	6,060	758	Voya Financial, Inc.	27,300	1,020
Renasant Corp.	14,907	632	Waddell & Reed Financial, Inc. Class A(Ñ)	24,525	441
Retail Opportunity Investments Corp.(ö)	158,533	3,266	Walker & Dunlop, Inc.(Æ)	18,960	850
Retail Properties of America, Inc. Class A(ö)	12,300	164	Washington Federal, Inc.	28,700	967
Rexford Industrial Realty, Inc.(ö)	20,304	506	Washington Real Estate Investment Trust(ö)	26,585	842
RLJ Lodging Trust(ö)	40,441	869	Webster Financial Corp.	9,093	462
Ryman Hospitality Properties, Inc.(ö)	44,806	2,858	WesBanco, Inc.	66,434	2,645
S&T Bancorp, Inc.	17,183	618	Westamerica Bancorporation(Ñ)	23,299	1,282
Sabra Health Care REIT, Inc.(ö)	18,318	498	Western Alliance Bancorp(Æ)	47,925	2,296
Sandy Spring Bancorp, Inc.	21,500	930	Whitestone REIT Class B(ö)	17,884	224
Saul Centers, Inc.(ö)	5,170	310	Wintrust Financial Corp.	64,613	4,579
Select Income REIT(ö)	19,715	494	WisdomTree Investments, Inc.(Ñ)	39,771	332
Selective Insurance Group, Inc.	34,990	1,847	WSFS Financial Corp.	32,255	1,522
Seritage Growth Properties(Ñ)(ö)	27,300	1,133	Xenia Hotels & Resorts, Inc.(ö)	29,524	515
ServisFirst Bancshares, Inc.(Ñ)	15,038	568	Zions Bancorporation	7,900	316
Shore Bancshares, Inc.	2,900	48			423,273
Sierra Bancorp	10,450	262
SLM Corp.(Æ)	65,590	822	Health Care - 11.2%
SmartFinancial, Inc.(Æ)	10,997	243	Abaxis, Inc.	72,564	3,268
South State Corp.	70,751	6,237	Acadia Healthcare Co., Inc.(Æ)(Ñ)	105,800	4,611
Southern National Bancorp of Virginia, Inc.	39,395	717	Acceleron Pharma, Inc.(Æ)	14,196	469
Southwest Bancorp, Inc.	83,393	2,164	Accuray, Inc.(Æ)(Ñ)	329,300	1,498
STAG Industrial, Inc.(ö)	20,981	553	Aclaris Therapeutics, Inc.(Æ)	20,172	567
State Auto Financial Corp.	25,097	674	Acorda Therapeutics, Inc.(Æ)	41,391	668

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 121

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Addus HomeCare Corp.(Æ)	18,379	624	Infinity Pharmaceuticals, Inc.(Æ)	83,100	179
Aduro Biotech, Inc. Class A(Æ)	22,836	220	Innoviva, Inc.(Æ)	31,156	367
Aerie Pharmaceuticals, Inc.(Æ)	13,869	611	Inogen, Inc.(Æ)	57,037	4,728
Aimmune Therapeutics, Inc.(Æ)(Ñ)	18,851	366	Inovio Pharmaceuticals, Inc.(Æ)(Ñ)	41,192	259
Akebia Therapeutics, Inc.(Æ)	4,800	63	Integra LifeSciences Holdings Corp.(Æ)	80,904	3,719
Alder Biopharmaceuticals, Inc.(Æ)	20,389	409	Intercept Pharmaceuticals, Inc.(Æ)(Ñ)	9,991	1,122
Allscripts Healthcare Solutions, Inc.(Æ)	160,540	1,922	Intersect ENT, Inc.(Æ)	28,705	545
AMAG Pharmaceuticals, Inc.(Æ)(Ñ)	214,699	5,240	Intra-Cellular Therapies, Inc. Class A(Æ)	14,794	204
Amedisys, Inc.(Æ)	11,650	631	Invacare Corp.	49,400	726
Amicus Therapeutics, Inc.(Æ)	52,315	402	InVivo Therapeutics Holdings Corp.(Æ)(Ñ)	11,404	43
AMN Healthcare Services, Inc.(Æ)	156,964	6,413	Ironwood Pharmaceuticals, Inc. Class A(Æ)	36,439	595
Analogic Corp.	15,265	1,097	K2M Group Holdings, Inc.(Æ)	48,921	1,084
AngioDynamics, Inc.(Æ)	31,383	487	Kadmon Holdings, Inc.(Æ)	10,102	28
Anika Therapeutics, Inc.(Æ)	21,193	978	Karyopharm Therapeutics, Inc.(Æ)	22,602	231
Array BioPharma, Inc.(Æ)(Ñ)	67,806	588	Kite Pharma, Inc.(Æ)	16,169	1,327
Atrion Corp.	2,366	1,223	LeMaitre Vascular, Inc.	10,591	315
Avadel Pharmaceuticals PLC(Å)(Æ)	283,349	2,689	Lexicon Pharmaceuticals, Inc.(Æ)(Ñ)	21,276	332
AxoGen, Inc.(Æ)	149,038	1,818	LHC Group, Inc.(Æ)	700	38
BioCryst Pharmaceuticals, Inc.(Æ)	28,884	183	Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ)	57,252	6,364
BioTelemetry, Inc.(Æ)	164,364	5,408	Lion Biotechnologies, Inc.(Æ)	35,029	240
Bioverativ, Inc.(Æ)	43,260	2,544	Loxo Oncology, Inc.(Æ)	8,782	404
Bluebird Bio, Inc.(Æ)(Ñ)	15,184	1,351	Luminex Corp.	30,000	565
Blueprint Medicines Corp.(Æ)	13,783	642	Magellan Health, Inc.(Æ)	12,700	874
Cambrex Corp.(Æ)	25,119	1,491	Masimo Corp.(Æ)	16,538	1,699
Cantel Medical Corp.	7,977	594	Medidata Solutions, Inc.(Æ)	10,813	707
Capital Senior Living Corp.(Æ)	261,526	3,654	Meridian Bioscience, Inc.	30,718	455
Cardiovascular Systems, Inc.(Æ)	83,804	2,503	Merit Medical Systems, Inc.(Æ)	25,828	871
Catalent, Inc.(Æ)	8,200	240	Momenta Pharmaceuticals, Inc.(Æ)	23,069	331
Catasys, Inc.(Æ)	66,540	319	Myriad Genetics, Inc.(Æ)(Ñ)	48,900	899
Chemed Corp.	35,228	7,095	NanoString Technologies, Inc.(Æ)	21,033	368
Corcept Therapeutics, Inc.(Æ)	33,329	318	National HealthCare Corp.	10,252	763
CorVel Corp.(Æ)	66,169	2,945	National Research Corp. Class A	8,674	215
Cotiviti Holdings, Inc.(Æ)	51,483	2,151	Nektar Therapeutics(Æ)	55,661	1,056
Cross Country Healthcare, Inc.(Æ)	92,837	1,297	Neogen Corp.(Æ)	20,895	1,302
Cutera, Inc.(Æ)	8,000	156	NeoGenomics, Inc.(Æ)	664,746	5,019
Cytokinetics, Inc.(Æ)	40,312	661	Neos Therapeutics, Inc.(Æ)(Ñ)	96,120	682
CytomX Therapeutics, Inc.(Æ)(Ñ)	18,927	297	Nevro Corp.(Æ)	12,036	1,134
Dynavax Technologies Corp.(Æ)(Ñ)	119,274	662	NewLink Genetics Corp.(Æ)(Ñ)	3,200	60
Emergent BioSolutions, Inc.(Æ)	14,700	440	NuVasive, Inc.(Æ)	19,088	1,384
Ensign Group, Inc. (The)	238,886	4,288	Omnicell, Inc.(Æ)	10,174	421
Epizyme, Inc.(Æ)	22,325	403	OraSure Technologies, Inc.(Æ)	33,797	443
Esperion Therapeutics, Inc.(Æ)(Ñ)	9,371	335	Owens & Minor, Inc.	20,000	693
Exact Sciences Corp.(Æ)	24,873	746	Oxford Immunotec Global PLC(Æ)	57,702	888
Exactech, Inc.(Æ)	13,362	396	Pacira Pharmaceuticals, Inc.(Æ)	33,055	1,605
Exelixis, Inc.(Æ)	59,407	1,331	Paratek Pharmaceuticals, Inc.(Æ)	23,521	505
FibroGen, Inc.(Æ)	19,672	551	PAREXEL International Corp.(Æ)	7,027	449
Five Prime Therapeutics, Inc.(Æ)	21,433	747	Penumbra, Inc.(Æ)(Ñ)	31,562	2,697
Flexion Therapeutics, Inc.(Æ)	10,039	205	PRA Health Sciences, Inc.(Æ)	48,148	3,080
Fluidigm Corp.(Æ)	44,758	221	Prestige Brands Holdings, Inc.(Æ)	81,938	4,704
Glaukos Corp.(Æ)	58,346	2,773	Prothena Corp. PLC(Æ)	17,754	961
Globus Medical, Inc. Class A(Æ)	51,752	1,570	pSivida Corp.(Æ)	10,600	18
Halozyme Therapeutics, Inc.(Æ)(Ñ)	62,149	866	PTC Therapeutics, Inc.(Æ)(Ñ)	9,200	112
HealthSouth Corp.	121,484	5,698	Quality Systems, Inc.(Æ)	25,595	365
Healthways, Inc.(Æ)	10,416	350	Quidel Corp.(Æ)	6,300	152
Heron Therapeutics, Inc.(Æ)(Ñ)	36,676	563	REGENXBIO, Inc.(Æ)	10,469	219
Heska Corp.(Æ)	34,050	3,686	Repligen Corp.(Æ)	44,577	1,640
ICU Medical, Inc.(Æ)	5,505	847	RTI Surgical, Inc.(Æ)	56,876	230
INC Research Holdings, Inc. Class A(Æ)	16,097	724	Sage Therapeutics, Inc.(Æ)	9,371	665

See accompanying notes which are an integral part of the financial statements.

122 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
SciClone Pharmaceuticals, Inc.(Æ)	37,965	366	Huttig Building Products, Inc.(Æ)	194,521	1,712
SeaSpine Holdings Corp.(Æ)	104,180	834	Innospec, Inc.	19,108	1,261
Select Medical Holdings Corp.(Æ)	30,491	419	Interface, Inc. Class A	153,458	3,054
Spark Therapeutics, Inc.(Æ)	12,444	721	ITT, Inc.	114,790	4,835
Spectranetics Corp. (The)(Æ)	14,746	422	JELD-WEN Holding, Inc.(Æ)	10,649	352
Steris PLC	61,901	4,568	KapStone Paper and Packaging Corp.	10,839	229
Supernus Pharmaceuticals, Inc.(Æ)	245,863	8,015	Landec Corp.(Æ)	73,100	1,005
Surmodics, Inc.(Æ)	12,757	291	Lawson Products, Inc.(Æ)	5,100	116
Tabula Rasa HealthCare, Inc.(Æ)	31,000	418	Lennox International, Inc.	1,900	314
Tandem Diabetes Care, Inc.(Æ)(Ñ)	286,784	273	Louisiana-Pacific Corp.(Æ)	20,375	524
TESARO, Inc.(Æ)	7,865	1,161	LSI Industries, Inc.	15,130	137
Tetraphase Pharmaceuticals, Inc.(Æ)	9,800	78	Masonite International Corp.(Æ)	33,328	2,773
Theravance Biopharma, Inc.(Æ)(Ñ)	9,662	390	Materion Corp.	28,514	1,085
Trinity Biotech PLC - ADR(Æ)(Ñ)	195,200	1,111	Neenah Paper, Inc.	47,224	3,700
Triple-S Management Corp. Class B(Æ)	17,600	319	NewMarket Corp.	7,795	3,669
Ultragenyx Pharmaceutical, Inc.(Æ)	14,309	921	Northwest Pipe Co.(Æ)	9,600	134
US Physical Therapy, Inc.	4,563	299	Olin Corp.	14,140	454
Utah Medical Products, Inc.	19,838	1,242	Olympic Steel, Inc.	14,359	324
Vanda Pharmaceuticals, Inc.(Æ)	38,871	593	Patrick Industries, Inc.(Æ)	10,813	768
Varex Imaging Corp.(Æ)	105,101	3,527	PGT Innovations, Inc.(Æ)	31,388	342
Veeva Systems, Inc. Class A(Æ)	43,245	2,319	PolyOne Corp.	96,264	3,775
Verastem, Inc.(Æ)	29,692	58	Quaker Chemical Corp.	31,908	4,614
ViewRay, Inc.(Æ)	53,683	370	Quanex Building Products Corp.	63,462	1,295
Vivus, Inc.(Æ)(Ñ)	85,500	86	RBC Bearings, Inc.(Æ)	21,054	2,112
Volt Information Sciences, Inc.(Æ)	2,800	18	Resolute Forest Products, Inc.(Æ)	77,058	482
VWR Corp.(Æ)	139,166	3,933	Ryerson Holding Corp.(Æ)	6,400	88
Wright Medical Group NV(Æ)	59,068	1,795	Schweitzer-Mauduit International, Inc.	6,507	280
Xencor, Inc.(Æ)	31,726	814	Sensient Technologies Corp.	6,918	566
		194,555	Silgan Holdings, Inc.	72,703	4,407
			Smart Sand, Inc.(Æ)	58,094	707
Materials and Processing - 6.5%			Stepan Co.	10,068	854
A Schulman, Inc.	82,582	2,614	Stillwater Mining Co.(Æ)	16,110	290
AdvanSix, Inc.(Æ)	25,000	682	Summit Materials, Inc. Class A(Æ)	137,060	3,517
AK Steel Holding Corp.(Æ)	66,209	420	Tronox, Ltd. Class A	172,824	2,853
Allegheny Technologies, Inc.(Ñ)	135,789	2,492	UFP Technologies, Inc.(Æ)	16,916	452
Apogee Enterprises, Inc.	86,601	4,719	United States Lime & Minerals, Inc.	2,660	210
Armstrong Flooring, Inc.(Æ)	280,320	5,379	US Concrete, Inc.(Æ)(Ñ)	95,292	5,908
Armstrong World Industries, Inc.(Æ)	90,637	4,236	US Silica Holdings, Inc.	7,074	294
Aspen Aerogels, Inc.(Æ)	5,200	21	Valvoline, Inc.(Ñ)	34,560	769
Atkore International Group, Inc.(Æ)	50,225	1,319	Veritiv Corp.(Æ)	9,362	484
Balchem Corp.	3,894	316	Verso Corp. Class A(Æ)	203,548	1,236
Belden, Inc.	7,656	534	Versum Materials, Inc.	120,196	3,849
Cabot Microelectronics Corp.	22,606	1,771	Worthington Industries, Inc.	20,428	889
Carpenter Technology Corp.	110,139	4,470			113,216
Chemours Co. (The)	19,248	776
Clearwater Paper Corp.(Æ)	4,500	219	Producer Durables - 14.5%
Cliffs Natural Resources, Inc.(Æ)	116,975	787	AAR Corp.	57,066	2,054
Comfort Systems USA, Inc.	119,792	4,395	ACCO Brands Corp.(Æ)	235,163	3,351
Compass Minerals International, Inc.(Ñ)	44,526	2,939	Advanced Energy Industries, Inc.(Æ)	64,468	4,757
Emerge Energy Services, LP(Æ)(Ñ)	59,261	759	Advisory Board Co. (The)(Æ)	23,080	1,179
Ferroglobe PLC	454,134	4,383	Aerovironment, Inc.(Æ)	21,633	618
FutureFuel Corp.	57,078	882	AGCO Corp.	4,600	294
GCP Applied Technologies, Inc.(Æ)	11,459	377	Air Transport Services Group, Inc.(Æ)	204,134	3,754
Global Brass & Copper Holdings, Inc.	400	14	Aircastle, Ltd.	10,800	255
HB Fuller Co.	8,577	453	Allied Motion Technologies, Inc.	76,685	1,736
Headwaters, Inc.(Æ)	29,029	690	American Superconductor Corp.(Æ)(Ñ)	13,799	72
Hi-Crush Partners, LP(Æ)(Ñ)	17,389	246	ArcBest Corp.	23,910	632
Huntsman Corp.	24,372	604	Ardmore Shipping Corp.(Ñ)	141,800	1,099

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 123

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Argan, Inc.	13,810	923	Kforce, Inc.	63,156	1,433
Atlas Air Worldwide Holdings, Inc.(Æ)	15,287	887	Kimball International, Inc. Class B	89,726	1,594
Babcock & Wilcox Co. (The) Class W(Æ)	271,484	13,349	KLX, Inc.(Æ)	27,007	1,277
Babcock & Wilcox Enterprises, Inc.(Æ)	215,800	2,022	Knight Transportation, Inc.	13,192	452
Brink's Co. (The)	50,184	3,081	Korn & Ferry International	130,035	4,213
CAI International, Inc.(Æ)	9,800	202	Kornit Digital, Ltd.(Æ)(Ñ)	189,081	3,800
CBIZ, Inc.(Æ)	223,710	3,523	Kratos Defense & Security Solutions, Inc.(Æ)	81,000	617
Celadon Group, Inc.(Ñ)	285,243	1,127	Liquidity Services, Inc.(Æ)	38,300	299
Chart Industries, Inc.(Æ)	25,816	943	Littelfuse, Inc.	31,257	4,818
Commercial Vehicle Group, Inc.(Æ)	50,675	451	Manitex International, Inc.(Æ)	14,400	107
Control4 Corp.(Æ)	27,430	464	Manitowoc Co., Inc. (The)(Æ)	241,977	1,445
Convergys Corp.	37,707	849	ManpowerGroup, Inc.	5,100	515
Costamare, Inc.	48,600	328	Marten Transport, Ltd.	64,400	1,598
Covanta Holding Corp.(Ñ)	288,289	4,195	MasTec, Inc.(Æ)	138,455	6,113
Covenant Transportation Group, Inc. Class			MAXIMUS, Inc.	62,879	3,835
A(Æ)	24,153	452	Maxwell Technologies, Inc.(Æ)(Ñ)	58,995	360
CPI Aerostructures, Inc.(Æ)	49,779	309	McGrath RentCorp	78,764	2,742
CRA International, Inc.	72,890	2,765	Mobile Mini, Inc.	79,069	2,269
Curtiss-Wright Corp.	21,109	1,973	Modine Manufacturing Co.(Æ)	84,768	1,026
Deluxe Corp.	67,848	4,879	Moog, Inc. Class A(Æ)	24,893	1,709
DHT Holdings, Inc.	99,700	478	MYR Group, Inc.(Æ)	32,080	1,356
Ducommun, Inc.(Æ)	16,300	479	Navios Maritime Acquisition Corp.	41,879	71
DXP Enterprises, Inc.(Æ)	62,094	2,265	Navistar International Corp.(Æ)	18,400	495
Dycom Industries, Inc.(Æ)	43,519	4,598	Neff Corp. Class A(Æ)	2,300	40
Echo Global Logistics, Inc.(Æ)	32,550	610	NV5 Global, Inc.(Æ)	65,077	2,518
EMCOR Group, Inc.	34,700	2,281	Old Dominion Freight Line, Inc.	25,298	2,239
EnerSys	14,700	1,222	On Assignment, Inc.(Æ)	66,394	3,437
Engility Holdings, Inc.(Æ)	26,400	748	Orion Group Holdings, Inc.(Æ)	308,086	2,326
Essendant, Inc.(Æ)	74,169	1,239	PAM Transportation Services, Inc.(Æ)	12,169	228
Exponent, Inc.	53,255	3,257	Park-Ohio Holdings Corp.	3,881	153
Flir Systems, Inc.	92,063	3,381	Powell Industries, Inc.	12,614	435
Forward Air Corp.	36,355	1,933	Primoris Services Corp.	98,497	2,262
FreightCar America, Inc.	153,200	2,001	Quad/Graphics, Inc.	24,953	655
GasLog, Ltd.(Ñ)	24,000	336	Quanta Services, Inc.(Æ)	76,972	2,728
Generac Holdings, Inc.(Æ)	27,000	950	Radiant Logistics, Inc.(Æ)	17,600	106
Genesee & Wyoming, Inc. Class A(Æ)	25,397	1,721	Ritchie Bros Auctioneers, Inc.(Ñ)	127,478	4,176
GP Strategies Corp.(Æ)	44,620	1,209	RPX Corp. Class A(Æ)	47,222	606
Graham Corp.	49,249	1,087	RR Donnelley & Sons Co.	64,686	813
Granite Construction, Inc.	79,087	4,169	Rush Enterprises, Inc. Class A(Æ)	19,600	740
Great Lakes Dredge & Dock Corp.(Æ)	652,200	2,968	Ryder System, Inc.	49,268	3,346
H&E Equipment Services, Inc.	22,404	473	Scorpio Tankers, Inc.	623,200	2,742
Harsco Corp.(Æ)	71,309	931	Ship Finance International, Ltd.(Ñ)	29,681	417
Healthcare Services Group, Inc.	107,171	4,920	SkyWest, Inc.	89,716	3,337
HEICO Corp.	86,569	6,153	Solazyme, Inc.(Æ)(Ñ)	84,749	40
Heidrick & Struggles International, Inc.	21,400	460	SP Plus Corp.(Æ)	6,730	232
Herman Miller, Inc.	123,343	4,083	Spartan Motors, Inc.	27,639	228
Hub Group, Inc. Class A(Æ)	20,790	814	Spirit Airlines, Inc.(Æ)	9,500	544
Hudson Technologies, Inc.(Æ)	369,706	2,625	SPX Corp.(Æ)	20,600	496
Hyster-Yale Materials Handling, Inc.	24,060	1,446	SPX FLOW, Inc.(Æ)	20,449	739
ICF International, Inc.(Æ)	34,230	1,511	Square, Inc. Class A(Æ)	138,067	2,518
Information Services Group, Inc.(Æ)	621,097	1,956	Standex International Corp.	17,582	1,652
InnerWorkings, Inc.(Æ)	410,719	4,349	StealthGas, Inc.(Å)(Æ)	213,920	732
Insperity, Inc.	9,461	864	Sun Hydraulics Corp.	11,141	433
John Bean Technologies Corp.	28,264	2,506	SuperCom, Ltd.(Å)(Æ)(Ñ)	130,863	352
Kaman Corp. Class A	23,630	1,134	Swift Transportation Co. Class A(Æ)(Ñ)	62,246	1,530
KBR, Inc.	493,815	6,939	Sykes Enterprises, Inc.(Æ)	49,748	1,483
Kelly Services, Inc. Class A	50,237	1,121	Team, Inc.(Æ)	101,579	2,733
Kennametal, Inc.	26,119	1,086	Teledyne Technologies, Inc.(Æ)	9,050	1,220

See accompanying notes which are an integral part of the financial statements.

124 U.S. Small Cap Equity Fund

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Tennant Co.	5,000	366	CSG Systems International, Inc.	3,514	132
Terex Corp.	85,673	2,997	CTS Corp.	94,521	2,089
Textainer Group Holdings, Ltd.(Æ)(Ñ)	24,044	359	Daktronics, Inc.	44,400	420
Titan Machinery, Inc.(Æ)	112,270	1,779	Diebold Nixdorf, Inc.	254,694	7,181
TopBuild Corp.(Æ)	9,764	500	Digi International, Inc.(Æ)	46,525	577
Triumph Group, Inc.	39,400	1,032	Digimarc Corp.(Æ)(Ñ)	11,850	342
TrueBlue, Inc.(Æ)	26,639	729	Diodes, Inc.(Æ)	8,400	196
Tutor Perini Corp.(Æ)	182,652	5,636	DSP Group, Inc.(Æ)	26,900	335
USA Truck, Inc.(Æ)	2,262	15	Ebix, Inc.	3,305	204
Vectrus, Inc.(Æ)	17,669	449	Electro Scientific Industries, Inc.(Æ)	61,434	429
WageWorks, Inc.(Æ)	41,689	3,077	Ellie Mae, Inc.(Æ)	6,694	681
Welbilt, Inc.(Æ)	69,831	1,432	EMCORE Corp.	11,294	102
WESCO International, Inc.(Æ)	1,900	116	EPAM Systems, Inc.(Æ)	5,918	456
		251,693	ePlus, Inc.(Æ)	9,234	658
			Evolent Health, Inc. Class A(Æ)(Ñ)	141,148	3,282
Technology - 15.0%			Exar Corp.(Æ)	152,851	1,988
3D Systems Corp.(Æ)(Ñ)	16,372	259	Extreme Networks, Inc.(Æ)	97,903	765
Acacia Communications, Inc.(Æ)(Ñ)	17,900	821	Finisar Corp.(Æ)	134,557	3,074
ACI Worldwide, Inc.(Æ)	52,740	1,133	FireEye, Inc.(Æ)(Ñ)	333,019	4,166
Acxiom Corp.(Æ)	176,530	5,102	Five9, Inc.(Æ)	616,225	11,242
ADTRAN, Inc.	155,308	3,106	Glu Mobile, Inc.(Æ)(Ñ)	71,400	165
Advanced Micro Devices, Inc.(Æ)(Ñ)	55,770	742	GrubHub, Inc.(Æ)	40,064	1,722
Aerohive Networks, Inc.(Æ)(Ñ)	422,027	1,633	GTT Communications, Inc.(Æ)	65,480	1,801
Agilysys, Inc.(Æ)	9,971	99	Guidance Software, Inc.(Æ)	10,276	62
Alarm.com Holdings, Inc.(Æ)	47,314	1,543	Harmonic, Inc.(Æ)	278,138	1,613
Ambarella, Inc.(Æ)(Ñ)	23,590	1,326	Hortonworks, Inc.(Æ)(Ñ)	232,871	2,424
Amtech Systems, Inc.(Æ)	1,905	13	HubSpot, Inc.(Æ)	9,499	637
Anixter International, Inc.(Æ)	7,792	635	IAC InterActive Corp(Æ)	16,650	1,382
Applied Optoelectronics, Inc.(Æ)(Ñ)	26,490	1,308	Ichor Holdings, Ltd.(Æ)	53,163	1,031
ARC Document Solutions, Inc.(Æ)	283,665	1,044	Immersion Corp.(Æ)	54,590	479
Aspen Technology, Inc.(Æ)	25,902	1,593	Insight Enterprises, Inc.(Æ)	30,900	1,301
Asure Software, Inc.(Æ)	45,773	473	InterDigital, Inc.	3,265	294
Autobytel, Inc.(Æ)	78,157	1,025	InterXion Holding NV(Æ)	12,951	540
Avid Technology, Inc.(Æ)	92,270	517	iRobot Corp.(Æ)	34,876	2,781
Axcelis Technologies, Inc.(Æ)	52,986	1,020	Jive Software, Inc.(Æ)	19,700	99
Bankrate, Inc.(Æ)	53,324	565	KEYW Holding Corp. (The)(Æ)(Ñ)	169,700	1,610
Bazaarvoice, Inc.(Æ)	520,244	2,446	Kimball Electronics, Inc.(Æ)	89,834	1,550
Bel Fuse, Inc. Class B	17,787	430	KVH Industries, Inc.(Æ)	11,511	92
Benchmark Electronics, Inc.(Æ)	72,533	2,300	Leidos Holdings, Inc.	53,242	2,804
Blackline, Inc.(Æ)(Ñ)	36,596	1,203	Liberty Expedia Holdings, Inc. Class A(Æ)	43,855	2,119
Blucora, Inc.(Æ)	23,381	431	Liberty Interactive Corp.(Æ)	111,475	6,002
Brightcove, Inc.(Æ)	8,000	70	Limelight Networks, Inc.(Æ)	48,271	152
Brooks Automation, Inc.	14,755	373	LogMeIn, Inc.	8,431	953
CACI International, Inc. Class A(Æ)	5,570	657	Lumentum Holdings, Inc.(Æ)	93,767	4,009
CalAmp Corp.(Æ)	320,447	5,749	ManTech International Corp. Class A	34,072	1,210
Calix, Inc.(Æ)	65,714	440	Marin Software, Inc.(Æ)	27,124	46
Callidus Software, Inc.(Æ)	356,596	7,505	Match Group, Inc.(Æ)(Ñ)	31,280	583
Carbonite, Inc.(Æ)	275,898	5,960	Mercury Systems, Inc.(Æ)	51,564	1,928
Cavium, Inc.(Æ)	68,747	4,733	Methode Electronics, Inc.	29,662	1,321
CEVA, Inc.(Æ)	59,749	2,151	MicroStrategy, Inc. Class A(Æ)	5,720	1,088
Ciena Corp.(Æ)	24,333	557	Mindbody Inc. Class A(Æ)(Ñ)	18,217	516
Cirrus Logic, Inc.(Æ)	7,900	508	MobileIron, Inc.(Æ)	47,634	217
Cognex Corp.	43,945	3,750	Model N, Inc.(Æ)	52,407	561
Coherent, Inc.(Æ)	29,195	6,293	Nanometrics, Inc.(Æ)	8,873	280
Cohu, Inc.	79,159	1,483	NCI, Inc. Class A(Æ)	3,000	45
CommerceHub, Inc.(Æ)	223,522	3,562	NeuStar, Inc. Class A(Æ)	17,135	569
Conduent, Inc.(Æ)	199,780	3,258	NIC, Inc.	140,880	3,008
Cornerstone OnDemand, Inc.(Æ)	91,929	3,611	Nice, Ltd. - ADR	5,353	361

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 125

Russell Investment Company
U.S. Small Cap Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Oclaro, Inc.(Æ)(Ñ)	29,499	236	Zynga, Inc. Class A(Æ)	365,200	1,055
Ooma, Inc.(Æ)	255,938	3,059			259,389
Orbotech, Ltd.(Æ)	67,881	2,235
Paycom Software, Inc.(Æ)(Ñ)	5,208	314	Utilities - 3.7%
PC Connection, Inc.	38,048	1,094	8x8, Inc.(Æ)	89,332	1,300
PC-Telephone, Inc.	7,100	55	Algonquin Power & Utilities Corp.	184,874	1,749
PDF Solutions, Inc.(Æ)	391,469	7,446	ALLETE, Inc.	22,500	1,573
Perceptron, Inc.(Æ)	8,100	69	American States Water Co.	89,480	3,984
Perficient, Inc.(Æ)	57,153	996	Avista Corp.	8,015	323
Photronics, Inc.(Æ)	61,831	711	Black Hills Corp.	6,136	417
Plexus Corp.(Æ)	12,222	635	Boingo Wireless, Inc.(Æ)	408,225	5,834
Power Integrations, Inc.	59,615	3,932	Chesapeake Utilities Corp.	11,100	814
Progress Software Corp.	16,000	476	Cogent Communications Holdings, Inc.	55,639	2,504
Proofpoint, Inc.(Æ)	39,623	2,986	Comstock Resources, Inc.(Æ)(Ñ)	48,105	420
Q2 Holdings, Inc.(Æ)	70,707	2,698	Dynegy, Inc. Class A(Æ)	92,735	595
QAD, Inc. Class A	49,941	1,508	El Paso Electric Co.	25,393	1,310
Quantum Corp.(Æ)	78,747	624	Extraction Oil & Gas, Inc.(Æ)	71,200	1,114
RADCOM, Ltd.(Æ)(Ñ)	87,604	1,673	Gogo, Inc.(Æ)(Ñ)	58,245	734
Radisys Corp.(Æ)	41,808	168	Hawaiian Telcom Holdco, Inc.(Æ)	4,700	120
Rambus, Inc.(Æ)	83,350	1,044	Idacorp, Inc.	4,640	392
RealPage, Inc.(Æ)	106,639	3,951	j2 Global, Inc.	75,009	6,769
Revolution Lighting Technologies, Inc.(Æ)	43,626	386	Midstates Petroleum Co., Inc.(Æ)	83,560	1,551
Rudolph Technologies, Inc.(Æ)	35,309	865	NCS Multistage Holdings, Inc.(Æ)	41,400	828
Sanmina Corp.(Æ)	42,392	1,579	New Jersey Resources Corp.	16,696	674
ScanSource, Inc.(Æ)	46,095	1,820	Northwest Natural Gas Co.	29,018	1,729
Science Applications International Corp.	20,719	1,512	NorthWestern Corp.	32,871	1,965
Seachange International, Inc.(Æ)	27,400	69	NRG Yield, Inc. Class C	37,139	657
Semtech Corp.(Æ)	10,326	353	NRG Yield, Inc. Class A	204,376	3,544
Shopify, Inc. Class A(Æ)(Ñ)	36,648	2,783	ONE Gas, Inc.	17,000	1,170
ShoreTel, Inc.(Æ)	78,290	513	Ormat Technologies, Inc.	12,423	734
Sigma Designs, Inc.(Æ)	70,672	438	Otter Tail Corp.	13,154	520
Silicom, Ltd.	9,063	491	PNM Resources, Inc.	74,952	2,792
Silicon Laboratories, Inc.(Æ)	16,530	1,176	Portland General Electric Co.	66,511	3,015
Silicon Motion Technology Corp. - ADR	20,220	982	Pure Cycle Corp.(Å)(Æ)	186,300	1,295
Silver Spring Networks, Inc.(Æ)	8,900	102	Resolute Energy Corp.(Æ)(Ñ)	24,505	918
Sonus Networks, Inc.(Æ)	100,337	771	RingCentral, Inc. Class A(Æ)	86,948	2,778
Stratasys, Ltd.(Æ)(Ñ)	27,100	671	South Jersey Industries, Inc.	83,007	3,115
Super Micro Computer, Inc.(Æ)	39,725	970	Southwest Gas Holdings, Inc.	8,222	689
Synaptics, Inc.(Æ)	4,640	254	Spire, Inc.	5,156	353
SYNNEX Corp.	25,087	2,720	Spok Holdings, Inc.	17,843	320
Tech Data Corp.(Æ)	34,786	3,327	US Cellular Corp.(Æ)	7,050	276
TeleNav, Inc.(Æ)	107,667	937	Vistra Energy Corp.	304,927	4,559
Tremor Video, Inc.(Æ)	27,550	62	West Corp.	12,100	323
TrueCar, Inc.(Æ)(Ñ)	341,734	5,986	WGL Holdings, Inc.	8,266	682
TTM Technologies, Inc.(Æ)	132,779	2,221
Twilio, Inc. Class A(Æ)	41,043	1,356			64,439
Tyler Technologies, Inc.(Æ)	3,127	512
Ultra Clean Holdings(Æ)	45,055	867	Total Common Stocks
Universal Display Corp.	9,109	814	(cost $1,339,654)		1,624,734
Varonis Systems, Inc.(Æ)	113,432	3,562
Veeco Instruments, Inc.(Æ)	19,414	641	Investments in Other Funds - 0.1%
Viavi Solutions, Inc. Class W(Æ)	309,621	3,096	Financial Services - 0.1%
Vocera Communications, Inc.(Æ)	82,529	2,093	SPDR S&P Biotech ETF	28,989	2,071
Wix.com, Ltd.(Æ)	51,348	4,234	Total Investments in Other Funds
Xcerra Corp.(Æ)	40,300	395	(cost $1,979)		2,071
Xperi Corp.	201,339	6,765

			Warrants & Rights - 0.0%
			TETRA Technologies, Inc.(Æ)

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2017 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal	Fair
		Amount ($) or	Value
		Shares	$
	2021 Warrants	81,900	78

	Total Warrants & Rights
	(cost $12)		78

	Short-Term Investments - 6.5%
	U.S. Cash Management Fund	108,223,179(8)	108,244
	United States Treasury Bills
	0.500% due 05/11/17 (~)(§)	600	600
	0.480% due 05/25/17 (~)(§)	3,200	3,199
	Total Short-Term Investments
	(cost $112,039)		112,043

	Other Securities - 8.0%
	U.S. Cash Collateral Fund(×)	137,934,264(8)	137,934
	Total Other Securities
	(cost $137,934)		137,934

	Total Investments 108.3%
	(identified cost $1,591,618)		1,876,860

	Other Assets and Liabilities, Net
-	(8.3%)		(143,715)
	Net Assets - 100.0%		1,733,145

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2017 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.3%
Avadel Pharmaceuticals PLC	01/03/17	283,349	12.57	3,561	2,689
Pure Cycle Corp.	09/10/13	186,300	4.96	925	1,295
StealthGas, Inc.	03/11/15	213,920	5.29	1,132	732
SuperCom, Ltd.	06/18/15	130,863	7.84	1,026	352
					5,068
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts
Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 2000 Mini Index Futures	1,041	USD	72,787	06/17	1,164
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,164

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$205,363	$—	$—	$—	$205,363	11.9
Consumer Staples	55,191	—	—	—	55,191	3.2
Energy	57,615	—	—	—	57,615	3.3
Financial Services	423,273	—	—	—	423,273	24.4
Health Care	194,555	—	—	—	194,555	11.2
Materials and Processing	113,216	—	—	—	113,216	6.5
Producer Durables	251,693	—	—	—	251,693	14.5
Technology	259,389	—	—	—	259,389	15.0
Utilities	64,439	—	—	—	64,439	3.7
Investments in Other Funds	2,071	—	—	—	2,071	0.1
Warrants & Rights	—	—	78	—	78	—*
Short-Term Investments	—	3,799	—	108,244	112,043	6.5
Other Securities	—	—	—	137,934	137,934	8.0
Total Investments	1,626,805	3,799	78	246,178	1,876,860	108.3
Other Assets and Liabilities, Net						(8.3)
						100.0
Other Financial Instruments
Assets
Futures Contracts	1,164	—	—	—	1,164	0.1
A
Total Other Financial Instruments**	$1,164	$—	$—	$—	$1,164

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2017 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2017, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

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Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$1,164

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$7,573

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$3,907

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

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Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$131,602	$—	$131,602
Total Financial and Derivative Assets		131,602	—	131,602
Financial and Derivative Assets not subject to a netting agreement		—	—	—
Total Financial and Derivative Assets subject to a netting agreement		$131,602	$—	$131,602

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Barclays	$7,314	$—	$7,314	$—
Citigroup	24,731	—	24,731	—
Credit Suisse	2,972	—	2,972	—
Deutsche Bank	2,187	—	2,187	—
Goldman Sachs	15,173	—	15,173	—
HSBC	15,555	—	15,555	—
JPMorgan Chase	4,349	—	4,349	—
Merrill Lynch	50,252	—	50,252	—
Societe Generale	9,069	—	9,069	—
Total	$131,602	$—	$131,602	$—

See accompanying notes which are an integral part of the financial statements.

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Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$1,077	$—	$1,077
Total Financial and Derivative Liabilities		1,077	—	1,077
Financial and Derivative Liabilities not subject to a netting agreement		(1,077)	—	(1,077)
Total Financial and Derivative Liabilities subject to a netting agreement		$—	$—	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

132 U.S. Small Cap Equity Fund

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U.S. Small Cap Equity Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,591,618
Investments, at fair value(*)(>)	1,876,860
Cash	89
Receivables:
Dividends and interest	374
Dividends from affiliated funds	60
Investments sold	49,929
Fund shares sold	1,363
Prepaid expenses	15
Total assets	1,928,690

Liabilities
Payables:
Investments purchased	53,758
Fund shares redeemed	1,029
Accrued fees to affiliates	1,279
Other accrued expenses	468
Variation margin on futures contracts	1,077
Payable upon return of securities loaned	137,934
Total liabilities	195,545

Net Assets	$1,733,145

See accompanying notes which are an integral part of the financial statements.

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Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(2,579)
Accumulated net realized gain (loss)	120,324
Unrealized appreciation (depreciation) on:
Investments	285,242
Futures contracts	1,164
Shares of beneficial interest	539
Additional paid-in capital	1,328,455
Net Assets	$1,733,145

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$31.90
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$33.85
Class A — Net assets	$18,748,134
Class A — Shares outstanding ($.01 par value)	587,710
Net asset value per share: Class C(#)	$30.33
Class C — Net assets	$22,912,780
Class C — Shares outstanding ($.01 par value)	755,471
Net asset value per share: Class E(#)	$32.07
Class E — Net assets	$3,684,070
Class E — Shares outstanding ($.01 par value)	114,881
Net asset value per share: Class I(#)	$32.33
Class I — Net assets	$123,309,886
Class I — Shares outstanding ($.01 par value)	3,813,828
Net asset value per share: Class R6(#)	$32.19
Class R6 — Net assets	$2,694,463
Class R6 — Shares outstanding ($.01 par value)	83,714
Net asset value per share: Class S(#)	$32.17
Class S — Net assets	$1,162,849,480
Class S — Shares outstanding ($.01 par value)	36,143,273
Net asset value per share: Class T(#)	$32.17
Class T — Net assets	$1,526,927
Class T — Shares outstanding ($.01 par value)	47,459
Net asset value per share: Class Y(#)	$32.19
Class Y — Net assets	$397,418,871
Class Y — Shares outstanding ($.01 par value)	12,346,283
Amounts in thousands
(*) Securities on loan included in investments	$131,602
(>) Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund	$246,178

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

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Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$9,338
Dividends from affiliated funds	305
Interest	10
Securities lending income (net)	468
Securities lending income from affiliated funds (net)	379
Total investment income	10,500

Expenses
Advisory fees	6,302
Administrative fees	435
Custodian fees	208
Distribution fees - Class A	26
Distribution fees - Class C	90
Transfer agent fees - Class A	21
Transfer agent fees - Class C	24
Transfer agent fees - Class E	14
Transfer agent fees - Class I	111
Transfer agent fees - Class R6	—**
Transfer agent fees - Class S	1,187
Transfer agent fees - Class T	—**
Transfer agent fees - Class Y	9
Professional fees	59
Registration fees	71
Shareholder servicing fees - Class C	30
Shareholder servicing fees - Class E	17
Trustees’ fees	30
Printing fees	135
Miscellaneous	15
Expenses before reductions	8,784
Expense reductions	(88)
Net expenses	8,696
Net investment income (loss)	1,804

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	143,766
Futures contracts	7,573
Net realized gain (loss)	151,339
Net change in unrealized appreciation (depreciation) on:
Investments	131,487
Futures contracts	3,907
Net change in unrealized appreciation (depreciation)	135,394
Net realized and unrealized gain (loss)	286,733
Net Increase (Decrease) in Net Assets from Operations	$288,537

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

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Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,804	$12,020
Net realized gain (loss)	151,339	3,616
Net change in unrealized appreciation (depreciation)	135,394	56,756
Net increase (decrease) in net assets from operations	288,537	72,392

Distributions
From net investment income
Class A	(63)	(100)
Class C	—**	—**
Class E	(60)	(125)
Class I	(930)	(1,284)
Class R6	(3)	—
Class S	(5,911)	(8,818)
Class Y	(2,657)	(4,165)
From net realized gain
Class A	(48)	(1,532)
Class C	(54)	(1,864)
Class E	(56)	(2,105)
Class I	(334)	(10,846)
Class R6	(1)	—
Class S	(2,479)	(87,215)
Class Y	(805)	(30,120)
Net decrease in net assets from distributions	(13,401)	(148,174)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(232,393)	(304,068)
Total Net Increase (Decrease) in Net Assets	42,743	(379,850)

Net Assets
Beginning of period	1,690,402	2,070,252
End of period	$1,733,145	$1,690,402
Undistributed (overdistributed) net investment income included in net assets	$(2,579)	$5,241

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

136 U.S. Small Cap Equity Fund

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U.S. Small Cap Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	32	$985	59	$1,581
Proceeds from reinvestment of distributions	3	110	63	1,614
Payments for shares redeemed	(200)	(6,236)	(196)	(5,087)
Net increase (decrease)	(165)	(5,141)	(74)	(1,892)
Class C
Proceeds from shares sold	20	609	38	963
Proceeds from reinvestment of distributions	2	54	76	1,852
Payments for shares redeemed	(130)	(3,853)	(275)	(6,875)
Net increase (decrease)	(108)	(3,190)	(161)	(4,060)
Class E
Proceeds from shares sold	37	1,141	111	2,874
Proceeds from reinvestment of distributions	4	112	83	2,132
Payments for shares redeemed	(806)	(25,089)	(456)	(12,375)
Net increase (decrease)	(765)	(23,836)	(262)	(7,369)
Class I
Proceeds from shares sold	237	7,475	837	21,825
Proceeds from reinvestment of distributions	39	1,235	461	11,869
Payments for shares redeemed	(1,824)	(57,826)	(1,995)	(53,194)
Net increase (decrease)	(1,548)	(49,116)	(697)	(19,500)
Class R6(1)
Proceeds from shares sold	70	2,187	17	444
Proceeds from reinvestment of distributions	—	4	—	—
Payments for shares redeemed	(1)	(21)	(2)	(75)
Net increase (decrease)	69	2,170	15	369
Class S
Proceeds from shares sold	4,264	133,188	7,389	197,236
Proceeds from reinvestment of distributions	264	8,330	3,721	95,360
Payments for shares redeemed	(7,689)	(240,858)	(18,521)	(493,294)
Net increase (decrease)	(3,161)	(99,340)	(7,411)	(200,698)
Class T(2)
Proceeds from shares sold	48	1,510	—	—
Payments for shares redeemed	—	(3)	—	—
Net increase (decrease)	48	1,507	—	—
Class Y
Proceeds from shares sold	434	13,929	397	10,136
Proceeds from reinvestment of distributions	110	3,462	1,338	34,285
Payments for shares redeemed	(2,339)	(72,838)	(4,243)	(115,339)
Net increase (decrease)	(1,795)	(55,447)	(2,508)	(70,918)
Total increase (decrease)	(7,425)	$(232,393)	(11,098)	$(304,068)

(1) For the period March 1, 2016 (commencement of operations) to October 31, 2016.
(2) For the period March 17, 2017 (commencement of operations) to April 30, 2017.

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2017*	27.32	(.01)	4.74	4.73	(.09)	(.06)
October 31, 2016	28.33	.10	.88	.98	(.12)	(1.87)
October 31, 2015	30.93	.06	(.50)	(.44)	(.02)	(2.14)
October 31, 2014	33.31	.04	2.13	2.17	(.05)	(4.50)
October 31, 2013	23.77	.16	9.55	9.71	(.17)	—
October 31, 2012	21.67	.05	2.06	2.11	(.01)	—

Class C
April 30, 2017*	26.00	(.12)	4.51	4.39	—	(.06)
October 31, 2016	27.13	(.10)	.84	.74	—	(1.87)
October 31, 2015	29.89	(.16)	(.46)	(.62)	—	(2.14)
October 31, 2014	32.51	(.20)	2.08	1.88	—	(4.50)
October 31, 2013	23.22	(.04)	9.33	9.29	—	—
October 31, 2012	21.32	(.12)	2.02	1.90	—	—

Class E
April 30, 2017*	27.45	.03	4.72	4.75	(.07)	(.06)
October 31, 2016	28.45	.10	.88	.98	(.11)	(1.87)
October 31, 2015	31.03	.06	(.49)	(.43)	(.01)	(2.14)
October 31, 2014	33.39	.04	2.13	2.17	(.03)	(4.50)
October 31, 2013	23.84	.17	9.56	9.73	(.18)	—
October 31, 2012	21.74	.06	2.06	2.12	(.02)	—

Class I
April 30, 2017*	27.72	.04	4.81	4.85	(.18)	(.06)
October 31, 2016	28.74	.19	.88	1.07	(.22)	(1.87)
October 31, 2015	31.33	.16	(.49)	(.33)	(.12)	(2.14)
October 31, 2014	33.66	.14	2.16	2.30	(.13)	(4.50)
October 31, 2013	24.03	.27	9.61	9.88	(.25)	—
October 31, 2012	21.91	.12	2.08	2.20	(.08)	—

Class R6
April 30, 2017*	27.61	.02	4.83	4.85	(.21)	(.06)
October 31, 2016(8)	23.87	.13	3.61	3.74	—	—

Class S
April 30, 2017*	27.57	.03	4.79	4.82	(.16)	(.06)
October 31, 2016	28.59	.16	.89	1.05	(.20)	(1.87)
October 31, 2015	31.19	.14	(.51)	(.37)	(.09)	(2.14)
October 31, 2014	33.53	.10	2.17	2.27	(.11)	(4.50)
October 31, 2013	23.94	.23	9.59	9.82	(.23)	—
October 31, 2012	21.83	.11	2.07	2.18	(.07)	—

Class T
April 30, 2017(10)	31.94	(.05)	.28	.23	—	—

Class Y
April 30, 2017*	27.61	.06	4.80	4.86	(.22)	(.06)
October 31, 2016	28.64	.22	.88	1.10	(.26)	(1.87)
October 31, 2015	31.24	.20	(.51)	(.31)	(.15)	(2.14)
October 31, 2014	33.58	.17	2.16	2.33	(.17)	(4.50)
October 31, 2013	23.97	.32	9.57	9.89	(.28)	—
October 31, 2012	21.85	.15	2.07	2.22	(.10)	—

See accompanying notes which are an integral part of the financial statements.

138 U.S. Small Cap Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(l)	Net Assets(d)(e)	Turnover Rate(b)(k)

(.15)	31.90	17.32	18,748	1.25	1.25	(.08)	53
(1.99)	27.32	3.99	20,554	1.25	1.25	.37	98
(2.16)	28.33	(1.72)	23,410	1.25	1.25	.20	95
(4.55)	30.93	6.70	25,406	1.25	1.25	.09	86
(.17)	33.31	41.08	23,677	1.25	1.25	.58	111
(.01)	23.77	9.73	15,232	1.25	1.25	.21	129

(.06)	30.33	16.90	22,913	2.00	2.00	(.84)	53
(1.87)	26.00	3.19	22,459	2.00	2.00	(.38)	98
(2.14)	27.13	(2.42)	27,794	2.00	2.00	(.55)	95
(4.50)	29.89	5.91	33,003	2.00	2.00	(.66)	86
—	32.51	40.01	32,285	2.00	2.00	(.15)	111
—	23.22	8.91	25,597	2.00	2.00	(.54)	129

(.13)	32.07	17.32	3,684	1.25	1.25	.18	53
(1.98)	27.45	3.96	24,161	1.25	1.25	.36	98
(2.15)	28.45	(1.68)	32,486	1.25	1.25	.20	95
(4.53)	31.03	6.71	42,588	1.25	1.25	.09	86
(.18)	33.39	41.10	32,126	1.24	1.23	.60	111
(.02)	23.84	9.78	24,995	1.25	1.20	.26	129

(.24)	32.33	17.52	123,310.95		.93	.25	53
(2.09)	27.72	4.29	148,638.92		.92	.70	98
(2.26)	28.74	(1.35)	174,112.92		.92	.53	95
(4.63)	31.33	7.06	192,131.92		.92	.42	86
(.25)	33.66	41.53	180,599.92		.92	.95	111
(.08)	24.03	10.08	153,233.92		.92	.54	129

(.27)	32.19	17.59	2,695.85		.83	.11	53
—	27.61	15.67	401.85		.83	.68	98

(.22)	32.17	17.48	1,162,849	1.01	.99	.17	53
(2.07)	27.57	4.22	1,083,721	1.00	1.00	.62	98
(2.23)	28.59	(1.46)	1,335,635	1.00	1.00	.45	95
(4.61)	31.19	7.01	1,512,046	1.00	1.00	.33	86
(.23)	33.53	41.38	1,034,016	1.00	1.00	.81	111
(.07)	23.94	10.02	733,436	1.00	1.00	.46	129

—	32.17	0.72	1,527	1.00	.86	(1.42)	53

(.28)	32.19	17.61	397,419.80		.80	.36	53
(2.13)	27.61	4.42	390,468.80		.80	.81	98
(2.29)	28.64	(1.26)	476,814.80		.80	.65	95
(4.67)	31.24	7.17	638,778.80		.80	.51	86
(.28)	33.58	41.67	327,958.80		.80	1.13	111
(.10)	23.97	10.22	407,634.82		.82	.65	129

See accompanying notes which are an integral part of the financial statements.

U.S. Small Cap Equity Fund 139

Russell Investment Company
U.S. Small Cap Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$999,633
Administration fees	68,911
Distribution fees	18,121
Shareholder servicing fees	5,509
Transfer agent fees	178,639
Trustee fees	8,072
$1,278,885

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U.S. Cash Collateral Fund	$85,476	$250,487	$198,029	$—	$—	$137,934	$379	$—
U.S. Cash Management Fund	90,997	618,199	600,945	—	(7)	108,244	305	—
	$176,473	$868,686	$798,974	$—	$(7)	$246,178	$684	$—

Federal Income Taxes (Unaudited)

At October 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$1,622,794,687
Unrealized Appreciation	$291,851,890
Unrealized Depreciation	(37,786,976)
Net Unrealized Appreciation (Depreciation)	$254,064,914

See accompanying notes which are an integral part of the financial statements.

140 U.S. Small Cap Equity Fund

Russell Investment Company
International Developed Markets Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2016	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2017	$1,114.10	$1,018.55
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.60	$6.31
Fund is from November 1, 2016 to April 30, 2017.	* Expenses are equal to the Fund's annualized expense ratio of 1.26%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period).
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class C	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	April 30, 2017	$1,110.10	$1,014.83
the expenses you paid on your account during this period.	Expenses Paid During Period*	$10.52	$10.04

Hypothetical Example for Comparison Purposes	* Expenses are equal to the Fund's annualized expense ratio of 2.01%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
Performance (5% return before expenses)” provides information	year period).
about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
		Actual	return before
actual return. The hypothetical account values and expenses	Class E	Performance	expenses)
may not be used to estimate the actual ending account balance or	Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2016	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
	April 30, 2017	$1,113.60	$1,018.55
funds. To do so, compare this 5% hypothetical example with the	Expenses Paid During Period*	$6.60	$6.31
5% hypothetical examples that appear in the shareholder reports
of other funds.	* Expenses are equal to the Fund's annualized expense ratio of 1.26%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Developed Markets Fund 141

Russell Investment Company
International Developed Markets Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical			Hypothetical
		Performance (5%			Performance (5%
	Actual	return before		Actual	return before
Class I	Performance	expenses)	Class Y	Performance	expenses)
Beginning Account Value			Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00	November 1, 2016	$1,000.00	$1,000.00
Ending Account Value			Ending Account Value
April 30, 2017	$1,115.70	$1,020.13	April 30, 2017	$1,116.80	$1,020.78
Expenses Paid During Period*	$4.93	$4.71	Expenses Paid During Period*	$4.25	$4.06

* Expenses are equal to the Fund's annualized expense ratio of 0.94%			* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average			(representing the six month period annualized), multiplied by the average
account value over the period, multiplied by 181/365 (to reflect the one-half			account value over the period, multiplied by 181/365 (to reflect the one-half
year period). May reflect amounts waived and/or reimbursed. Without any			year period).
waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,115.60	$1,019.84
Expenses Paid During Period*	$5.25	$5.01

* Expenses are equal to the Fund's annualized expense ratio of 1.00%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class T	Performance	expenses)
Beginning Account Value
March 17, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,028.90	$1,020.48
Expenses Paid During Period*	$1.09	$4.36

* Expenses are equal to the Fund's annualized expense ratio of 0.87%
(representing the 45-day period annualized), multiplied by the average account value over the period, multiplied by 45/365 (to reflect the period since commencement of operations). May reflect amounts waived and/or reimbursed.
Without any waivers and/or reimbursements, expenses would have been higher.
Hypothetical expenses are equal to the Fund’s annualized expense ratio of
0.87% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 181/230 (to reflect the on-half year period).

142 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 94.7%			Petroleo Brasileiro SA(Æ)	448,861	2,031
Argentina - 0.1%					23,565
Pampa Energia SA - ADR(Æ)	49,907	2,722
			Canada - 3.6%
Australia - 3.0%			Bank of Montreal	149,823	10,609
AGL Energy, Ltd.	104,949	2,104	Bank of Nova Scotia (The)	135,717	7,544
Amcor, Ltd. Class A	78,464	922	BCE, Inc.	30,454	1,387
Aristocrat Leisure, Ltd.	651,114	9,572	Brookfield Asset Management, Inc.
Australia & New Zealand Banking			Class A	98,452	3,639
Group, Ltd. - ADR	143,409	3,510	Canadian Imperial Bank of Commerce	103,978	8,398
Bendigo & Adelaide Bank, Ltd.	36,358	335	Canadian National Railway Co.	7,586	548
BGP Holdings PLC(Å)(Æ)	559,805	8	Canadian Real Estate Investment
Brambles, Ltd.	102,157	791	Trust(ö)	12,300	445
Coca-Cola Amatil, Ltd.	110,100	773	Canadian Tire Corp., Ltd. Class A	17,109	2,088
Commonwealth Bank of Australia - ADR	83,488	5,460	Capital Power Corp.	49,900	909
CSL, Ltd.	42,600	4,230	CI Financial Corp.	10,400	203
CSR, Ltd.	292,400	1,072	Cogeco Communications, Inc.	20,800	1,190
GPT Group (The)(ö)	102,630	403	Encana Corp.	430,700	4,610
Harvey Norman Holdings, Ltd.	47,700	150	First Quantum Minerals, Ltd.	442,800	4,220
Investa Office Fund(ö)	76,200	271	George Weston, Ltd.	59,200	5,317
Macquarie Group, Ltd.	198,100	13,756	Granite Real Estate Investment Trust(ö)	16,200	581
Metcash, Ltd.(Æ)	358,200	579	Great-West Lifeco, Inc.	122,469	3,294
National Australia Bank, Ltd. - ADR	135,473	3,442	H&R Real Estate Investment Trust(ö)	33,800	573
Northern Star Resources, Ltd.	658,900	2,135	Hydro One, Ltd.(Þ)	17,138	302
Qantas Airways, Ltd.	1,358,500	4,314	IGM Financial, Inc.	5,300	159
QBE Insurance Group, Ltd.	794,500	7,644	Loblaw Cos., Ltd.	68,900	3,867
Rio Tinto, Ltd. - ADR	33,607	1,519	Magna International, Inc. Class A	13,215	552
Sandfire Resources NL	400,079	1,733	Manulife Financial Corp.	424,752	7,449
South32, Ltd.	193,100	401	National Bank of Canada	69,400	2,698
Stockland(ö)	365,350	1,322	Power Corp. of Canada	89,362	2,071
Telstra Corp., Ltd.	320,333	1,013	Royal Bank of Canada - GDR	75,879	5,196
Wesfarmers, Ltd.(Æ)	74,176	2,389	Seven Generations Energy, Ltd. Class
Westpac Banking Corp.	93,368	2,445	A(Æ)	57,638	1,021
Woolworths, Ltd.	111,207	2,239	Sun Life Financial, Inc.	29,126	1,029
		74,532	Teck Resources, Ltd. Class B	38,142	791
			Toronto Dominion Bank	129,812	6,108
Austria - 0.4%			West Fraser Timber Co., Ltd.	47,898	2,152
Erste Group Bank AG	262,331	9,377			88,950

Belgium - 1.3%			Cayman Islands - 1.0%
Ageas	10,525	431	Melco Crown Entertainment, Ltd. - ADR	264,366	5,803
Anheuser-Busch InBev SA	111,091	12,554	Tencent Holdings, Ltd.	568,500	17,782
Colruyt SA	17,701	909			23,585
Groupe Bruxelles Lambert SA(Ñ)	22,042	2,113
KBC Groep NV	124,725	9,004	Chile - 0.1%
Solvay SA	6,795	863	Enel Americas SA - ADR	199,200	1,974
UCB SA	75,046	5,849
		31,723	China - 0.8%
			Alibaba Group Holding, Ltd. - ADR(Æ)	94,949	10,967
Bermuda - 0.2%			Lenovo Group, Ltd.	12,660,000	8,095
XL Group, Ltd.	117,659	4,924			19,062

Brazil - 1.0%			Colombia - 0.1%
BM&FBovespa SA - Bolsa de Valores			Ecopetrol SA - ADR(Ñ)	205,800	1,881
Mercadorias e Futuros(Æ)	661,200	3,960
Cielo SA	460,420	3,496	Czech Republic - 0.0%
Embraer SA - ADR	221,300	4,249	Komercni Banka AS	20,100	779
Itau Unibanco Holding SA - ADR	437,480	5,381
Petroleo Brasileiro SA - ADR(Æ)	493,694	4,448

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 143

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Denmark - 1.1%			Vinci SA	137,239	11,690
Danske Bank A/S	246,094	8,937			237,874
DFDS A/S	49,788	2,969
DSV A/S	153,761	8,569	Germany - 8.0%
Genmab A/S(Æ)	23,960	4,769	adidas AG	28,383	5,686
ISS A/S	4,410	183	Allianz SE	27,169	5,173
Novo Nordisk A/S Class B	23,814	926	BASF SE	12,521	1,220
Royal Unibrew A/S	3,650	159	Bayer AG	243,405	30,120
		26,512	Bayerische Motoren Werke AG	12,486	1,192
			Continental AG	37,567	8,409
Finland - 0.4%			Covestro AG(Þ)	14,318	1,116
Cargotec OYJ Class B	28,060	1,673	Daimler AG	92,760	6,907
Outokumpu OYJ	269,400	2,588	Deutsche Bank AG	317,867	5,724
Sampo OYJ Class A(Ñ)	34,168	1,638	Deutsche Boerse AG	274,170	26,839
UPM-Kymmene OYJ	80,500	2,126	Deutsche Lufthansa AG	188,808	3,257
Valmet OYJ	124,330	2,265	Deutsche Telekom AG	278,231	4,879
Wartsila OYJ Abp Class B	5,731	349	E.ON SE	36,600	285
		10,639	Fresenius SE & Co. KGaA	16,889	1,370
			HeidelbergCement AG	67,025	6,206
France - 9.6%			Henkel AG & Co. KGaA	6,482	757
Air Liquide SA Class A	65,364	7,874	Hugo Boss AG	51,300	3,903
Airbus Group SE	138,438	11,192	Infineon Technologies AG - ADR	323,435	6,695
Arkema SA	7,017	743	K&S AG	14,431	344
AXA SA(Ñ)	223,197	5,959	Linde AG	43,100	7,744
BNP Paribas SA	340,958	24,046	MAN SE	12,673	1,332
Bouygues SA - ADR(Ñ)	241,711	10,156	Metro AG	103,530	3,409
Capgemini SA	5,956	597	Muenchener Rueckversicherungs-
Carrefour SA	47,279	1,115	Gesellschaft AG in Muenchen	85,942	16,468
Casino Guichard Perrachon SA	33,655	2,027	SAP SE - ADR(Ñ)	71,908	7,204
Christian Dior SE	4,596	1,263	SAP SE - ADR	63,796	6,399
Cie de Saint-Gobain	186,746	10,079	Siemens AG	153,323	21,977
Credit Agricole SA	532,679	7,917	Siltronic AG(Æ)	11,935	858
Danone SA(Ñ)	20,145	1,408	Talanx AG	143,422	5,168
Engie SA	230,015	3,244	Zalando SE(Æ)(Þ)	180,831	7,975
Essilor International SA	48,392	6,270			198,616
Eurazeo SA	13,944	946
Faurecia	56,589	2,763	Hong Kong - 2.2%
Gecina SA(ö)	8,913	1,268	AIA Group, Ltd.	1,178,382	8,151
Hermes International	8,347	3,994	BOC Hong Kong Holdings, Ltd.	209,500	862
L'Oreal SA(Ñ)	45,837	9,130	Cheung Kong Infrastructure Holdings,
LVMH Moet Hennessy Louis Vuitton			Ltd.	155,000	1,357
SE - ADR	7,086	1,751	Cheung Kong Property Holdings, Ltd.	96,000	688
Natixis SA	506,957	3,527	China Mobile, Ltd.	466,500	4,970
Orange SA - ADR	73,407	1,136	CK Hutchison Holdings, Ltd.	105,196	1,313
Pernod Ricard SA	7,341	918	CLP Holdings, Ltd.	51,500	543
Peugeot SA	132,389	2,773	Guangdong Investment, Ltd.	2,423,500	3,751
Publicis Groupe SA - ADR	190,115	13,722	Hang Seng Bank, Ltd.	42,700	866
Renault SA	69,659	6,495	Henderson Land Development Co., Ltd.	32,000	203
Rexel SA Class H	318,746	5,694	Hongkong Land Holdings, Ltd.	308,500	2,383
Safran SA	49,147	4,069	Hysan Development Co., Ltd.	649,000	3,064
Sanofi - ADR	236,485	22,333	Jardine Matheson Holdings, Ltd.	16,800	1,082
Schneider Electric SE	186,923	14,759	Jardine Strategic Holdings, Ltd.	10,300	435
SCOR SE - ADR(Ñ)	63,731	2,521	Kerry Properties, Ltd.	1,040,000	3,895
Societe Generale SA	132,786	7,258	Link Real Estate Investment Trust(ö)	111,500	801
Total SA	388,016	19,888	MTR Corp., Ltd.	131,500	758
Vallourec SA(Æ)(Ñ)	989,124	6,322	New World Development Co., Ltd.	1,526,631	1,897
Veolia Environnement SA(Ñ)	54,000	1,027	Semiconductor Manufacturing
			International Corp.(Æ)	3,724,200	4,712

See accompanying notes which are an integral part of the financial statements.

144 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sun Hung Kai Properties, Ltd.	22,000	330	Daito Trust Construction Co., Ltd.	16,200	2,384
Swire Pacific, Ltd. Class A	26,000	250	DeNA Co., Ltd.	27,200	583
WH Group, Ltd.(Þ)	6,604,500	5,903	Denso Corp.	18,300	789
Wheelock & Co., Ltd.	647,000	5,041	DIC Corp.	43,400	1,547
Yue Yuen Industrial Holdings, Ltd.	376,500	1,488	East Japan Railway Co.	7,200	644
		54,743	EDION Corp.(Ñ)	80,900	789
			Eisai Co., Ltd.	123,700	6,500
India - 0.4%			FANUC Corp.	28,500	5,794
HDFC Bank, Ltd. - ADR	137,037	10,910	Fuji Electric Co., Ltd.	1,949,000	10,686
			Fuji Heavy Industries, Ltd.	46,142	1,747
Ireland - 0.9%			Fuji Media Holdings, Inc.	128,300	1,834
CRH PLC	256,489	9,360	FUJIFILM Holdings Corp.	70,300	2,608
James Hardie Industries PLC	294,553	4,998	Fujitsu, Ltd.	2,358,000	14,716
Ryanair Holdings PLC - ADR(Æ)	41,016	3,771	Gunma Bank, Ltd. (The)	254,500	1,368
Willis Towers Watson PLC	38,633	5,124	H2O Retailing Corp.	17,700	300
		23,253	Hankyu Hanshin Holdings, Inc.	17,100	565
			Haseko Corp.	112,900	1,290
Israel - 0.6%			Hitachi, Ltd.	1,961,000	10,826
Bank Hapoalim BM	228,121	1,422	Hokuhoku Financial Group, Inc.	70,300	1,106
Bank Leumi Le-Israel BM(Æ)	981,665	4,590	Honda Motor Co., Ltd.	497,370	14,427
Check Point Software Technologies, Ltd.			IHI Corp.	2,371,000	8,054
(Æ)	4,304	448	Iida Group Holdings Co., Ltd.	194,200	3,094
Teva Pharmaceutical Industries, Ltd.			Inpex Corp.	1,180,800	11,323
- ADR	198,500	6,268	Isuzu Motors, Ltd.	716,700	9,726
Teva Pharmaceutical Industries, Ltd.	37,691	1,189	ITOCHU Corp.	270,600	3,830
		13,917	Iyo Bank, Ltd. (The)	60,600	430
			Japan Petroleum Exploration Co., Ltd.	83,000	1,813
Italy - 3.2%			Japan Post Bank Co., Ltd.	140,800	1,752
Assicurazioni Generali SpA	30,590	484	Japan Post Holdings Co., Ltd.	369,200	4,575
Davide Campari-Milano SpA	550,875	6,517	Japan Retail Fund Investment Corp.(ö)	210	410
Enel SpA	6,172,022	29,320	Japan Tobacco, Inc.	53,600	1,782
ENI SpA - ADR	1,290,945	20,022	JTEKT Corp.	5,000	79
FinecoBank Banca Fineco SpA	397,285	2,827	JX Holdings, Inc.	333,600	1,506
Intesa Sanpaolo SpA	1,154,367	3,357	Kajima Corp.	101,000	686
Italgas SpA(Æ)	110,301	499	Kansai Electric Power Co., Inc. (The)	19,000	257
Moncler SpA	31,970	789	Kao Corp.	47,500	2,620
Parmalat SpA	307,920	1,043	KDDI Corp.	49,400	1,310
Saras SpA	635,687	1,328	Keyence Corp.	5,300	2,132
Snam Rete Gas SpA	525,561	2,323	Komatsu, Ltd.	194,300	5,189
Telecom Italia SpA(Æ)	5,868,631	5,203	K's Holdings Corp.	8,400	162
Telecom Italia SpA	2,748,086	1,968	Kuraray Co., Ltd.	65,000	1,049
UniCredit SpA(Æ)	259,831	4,229	Lawson, Inc.	19,500	1,295
		79,909	Marubeni Corp.	1,071,200	6,604
			Matsumotokiyoshi Holdings Co., Ltd.	19,300	968
Japan - 16.0%			Medipal Holdings Corp.	53,400	884
Aisin Seiki Co., Ltd.	16,000	784	Miraca Holdings, Inc.	3,700	171
Alps Electric Co., Ltd.	199,100	5,863	Mitsubishi Chemical Holdings Corp.	582,400	4,560
Aozora Bank, Ltd.	637,000	2,322	Mitsubishi Corp.	56,600	1,221
Asahi Kasei Corp.	106,000	1,011	Mitsubishi Electric Corp.	38,200	533
Astellas Pharma, Inc.	889,500	11,724	Mitsubishi UFJ Financial Group, Inc.	1,514,900	9,661
Bridgestone Corp.	32,000	1,336	Mitsui & Co., Ltd.	112,400	1,587
Canon, Inc.	60,500	2,011	Mitsui Chemicals, Inc.	452,000	2,313
Central Japan Railway Co.	14,600	2,448	Mixi, Inc.	71,500	3,965
Chubu Electric Power Co., Inc.	78,400	1,054	Mizuho Financial Group, Inc.	1,208,700	2,209
Daicel Chemical Industries, Ltd.	55,600	639	Morinaga Milk Industry Co., Ltd.	298,000	2,353
Dai-ichi Life Holdings, Inc.	279,225	4,763	MS&AD Insurance Group Holdings, Inc.	54,200	1,769
Daiichi Sankyo Co., Ltd.	74,300	1,650	NEC Corp.	148,000	368
Daikin Industries, Ltd.	15,400	1,498	Nexon Co., Ltd.	44,700	761

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 145

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
NH Foods, Ltd.	106,000	3,016	West Japan Railway Co.	68,500	4,576
Nidec Corp.	50,700	4,653	YA-MAN, Ltd.(Ñ)	6,000	293
Nintendo Co., Ltd.	23,500	5,924			396,558
Nippon Steel & Sumitomo Metal Corp.	14,300	322
Nippon Suisan Kaisha, Ltd.	345,900	1,667	Jersey - 0.2%
Nippon Telegraph & Telephone Corp.	239,105	10,232	Centamin PLC	707,034	1,619
Nippon Television Holdings, Inc.	149,800	2,510	Glencore PLC(Æ)	485,781	1,903
Nipro Corp.	30,600	464	Shire PLC - ADR	7,380	435
Nissan Motor Co., Ltd.	122,200	1,162			3,957
Nitori Holdings Co., Ltd.	11,000	1,433
Nomura Holdings, Inc.	1,073,300	6,455	Luxembourg - 0.3%
NTT DOCOMO, Inc.	120,700	2,912	ArcelorMittal(Æ)	314,518	2,470
Obayashi Corp.	88,800	861	Samsonite International SA	997,500	3,850
Oji Holdings Corp.	181,000	876			6,320
Olympus Corp.	109,400	4,216
Ono Pharmaceutical Co., Ltd.	212,200	4,387	Macao - 0.3%
Open House Co., Ltd.	47,800	1,173	Sands China, Ltd.	1,620,000	7,359
ORIX Corp.	292,100	4,463
Osaka Gas Co., Ltd.	327,000	1,224	Malaysia - 0.2%
Recruit Holdings Co., Ltd.	7,400	374	CIMB Group Holdings BHD	3,102,200	4,104
Resona Holdings, Inc.	103,000	574
Rohm Co., Ltd.	63,000	4,422	Netherlands - 4.3%
Saizeriya Co., Ltd.	20,400	573	ABN AMRO Group NV(Þ)	63,574	1,667
Secom Co., Ltd.	8,200	595	Aegon NV	2,173,105	11,040
Sega Sammy Holdings, Inc.	23,400	315	AerCap Holdings NV(Æ)	58,556	2,694
Sekisui Chemical Co., Ltd.	39,800	668	Akzo Nobel NV(Ñ)	21,089	1,841
Sekisui House, Ltd.	52,800	877	ASML Holding NV	35,268	4,657
Seven & i Holdings Co., Ltd.	15,900	672	BE Semiconductor Industries NV	3,530	184
Shimamura Co., Ltd.	11,400	1,561	Boskalis Westminster(Ñ)	7,110	261
Shimizu Corp.	78,000	749	EXOR NV	119,408	6,695
SMC Corp.	19,400	5,471	Heineken NV(Ñ)	62,924	5,606
SoftBank Corp.	91,600	6,948	ING Groep NV	1,109,936	18,062
Sojitz Corp.	331,500	842	Koninklijke Ahold Delhaize NV	109,835	2,275
Sompo Japan Nipponkoa Holdings, Inc.	82,700	3,122	Koninklijke DSM NV	12,595	900
Sony Corp.	528,700	17,853	Koninklijke KPN NV	1,980,520	5,727
Sumitomo Bakelite Co., Ltd.	29,000	186	Koninklijke Philips NV	274,144	9,501
Sumitomo Chemical Co., Ltd.	184,000	1,039	Mobileye NV(Æ)	58,420	3,617
Sumitomo Corp.	1,058,500	14,151	NN Group NV	233,312	7,735
Sumitomo Electric Industries, Ltd.	41,400	676	NXP Semiconductors NV(Æ)	5,133	543
Sumitomo Mitsui Financial Group, Inc.	253,500	9,395	Royal Dutch Shell PLC Class A	529,807	13,809
Sumitomo Osaka Cement Co., Ltd.	1,191,000	5,172	Wolters Kluwer NV	79,636	3,382
Sumitomo Rubber Industries, Ltd.	30,000	540	Yandex NV Class A(Æ)	218,465	5,955
Taisei Corp.	100,000	763			106,151
Takashimaya Co., Ltd.	35,000	322
Takeda Pharmaceutical Co., Ltd.	45,500	2,181	Norway - 0.2%
Teijin, Ltd.	43,000	833	DNB ASA	30,492	476
Terumo Corp.	23,600	861	Grieg Seafood ASA(Æ)	116,800	918
Toho Gas Co., Ltd.	62,000	443	Norway Royal Salmon ASA	1	—
Tohoku Electric Power Co., Inc.	108,700	1,450	Telenor ASA	61,212	989
Tokio Marine Holdings, Inc.	166,900	7,038	TGS Nopec Geophysical Co. ASA - ADR	88,060	1,922
Tokyo Electric Power Co., Inc.(Æ)	977,900	3,803	Yara International ASA	17,331	644
Tokyo Electron, Ltd.	9,000	1,048			4,949
Tokyo Gas Co., Ltd.	155,000	721
Toray Industries, Inc.	123,000	1,088	Portugal - 0.3%
Toshiba Plant Systems & Services Corp.	45,600	742	Energias de Portugal SA	311,212	1,027
Toyota Industries Corp.	15,800	787	Galp Energia SGPS SA Class B	466,217	7,250
Toyota Motor Corp.	171,700	9,280			8,277
Trend Micro, Inc.	113,600	4,997

See accompanying notes which are an integral part of the financial statements.

146 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Russia - 1.0%			NCC AB Class B	28,260	751
Evraz PLC(Æ)	641,367	1,796	Nordea Bank AB	693,657	8,530
Gazprom PJSC - ADR	1,624,154	7,713	Sandvik AB	198,170	3,181
Lukoil PJSC - ADR	49,845	2,475	Skandinaviska Enskilda Banken AB
MMC Norilsk Nickel PJSC	20,328	3,124	Class A	174,364	2,007
Rosneft Oil Co. PJSC	542,663	3,024	Svenska Cellulosa AB SCA Class B	81,340	2,692
Sberbank of Russia PJSC Class T	2,673,800	7,760	Svenska Handelsbanken AB Class A(Ñ)	50,207	712
		25,892	Swedbank AB Class A	37,439	887
			Telefonaktiebolaget LM Ericsson Class B	120,776	778
Singapore - 1.2%			Telia Co. AB	254,349	1,036
BW LPG, Ltd.(Æ)(Þ)	407,346	1,792	Volvo AB Class B	59,060	966
DBS Group Holdings, Ltd.	124,300	1,726			46,606
Jardine Cycle & Carriage, Ltd.	136,900	4,639
Oversea-Chinese Banking Corp., Ltd.	206,700	1,454	Switzerland - 6.5%
Singapore Telecommunications, Ltd.	438,200	1,169	ABB, Ltd.	545,684	13,349
United Overseas Bank, Ltd.(Ñ)	569,800	8,909	Adecco SA	68,880	5,115
Wilmar International, Ltd.	2,768,500	7,026	Allreal Holding AG(Æ)	5,498	946
Yangzijiang Shipbuilding Holdings, Ltd.	3,303,000	2,712	Banque Cantonale Vaudoise	1,694	1,227
		29,427	Berner Kantonalbank AG	731	139
			Cie Financiere Richemont SA	62,003	5,180
South Korea - 2.5%			Coca-Cola HBC AG - ADR(Æ)	53,420	1,482
Hana Financial Group, Inc.	161,065	5,536	Credit Suisse Group AG(Æ)	921,171	14,004
Hankook Tire Co., Ltd.	94,134	4,873	Georg Fischer AG	3,256	3,069
NAVER Corp.	5,031	3,534	IWG PLC	437,500	1,839
Netmarble Games Corp.(Æ)(Þ)	2,622	362	Julius Baer Group, Ltd.(Æ)	140,894	7,341
POSCO	37,580	8,875	Lonza Group AG(Æ)	29,812	6,097
Samsung Electronics Co., Ltd.	15,539	30,376	Nestle SA	159,207	12,263
Shinhan Financial Group Co., Ltd.	170,737	7,126	Novartis AG	222,028	17,085
		60,682	Roche Holding AG	108,997	28,509
			SGS SA	463	1,042
Spain - 2.6%			Sika AG	1,658	10,584
Aena SA(Ñ)(Þ)	30,991	5,466	Sonova Holding AG	2,226	329
Amadeus IT Group SA Class A	90,454	4,876	St. Galler Kantonalbank AG	1,332	578
Banco Bilbao Vizcaya Argentaria SA			STMicroelectronics NV	44,160	715
- ADR	104,096	833	Swiss Life Holding AG(Æ)	22,821	7,426
Banco de Sabadell SA - ADR	3,642,098	7,005	Swiss Re AG	43,965	3,827
Banco Santander SA - ADR(Ñ)	1,805,279	11,768	Swisscom AG	1,984	865
Bankinter SA	560,534	4,934	Syngenta AG	2,403	1,117
Distribuidora Internacional de			UBS Group AG(Æ)	807,117	13,788
Alimentacion SA	62,900	374	Zurich Insurance Group AG	12,675	3,508
Enagas SA	26,589	699			161,424
Endesa SA - ADR	48,460	1,142
Gas Natural SDG SA	16,762	379	Taiwan - 0.4%
Iberdrola SA	349,823	2,515	Catcher Technology Co., Ltd.	569,000	5,847
Industria de Diseno Textil SA(Ñ)	225,603	8,648	Hon Hai Precision Industry Co., Ltd.	805,206	2,636
Red Electrica Corp. SA	127,178	2,479	Teco Electric and Machinery Co., Ltd.	1,963,400	1,947
Repsol SA - ADR	268,020	4,243			10,430
Telefonica SA - ADR	849,144	9,362
		64,723	Thailand - 0.1%
			Bangkok Bank PCL	249,900	1,351
Sweden - 1.9%			Charoen Pokphand Foods PCL	2,815,500	2,174
Assa Abloy AB Class B(Ñ)	405,679	8,784			3,525
Atlas Copco AB Class A	216,410	8,084
Atlas Copco AB Class B	35,530	1,182	United Kingdom - 16.0%
Electrolux AB	128,536	3,816	3i Group PLC	748,121	7,688
Fastighets AB Balder Class B(Æ)	65,972	1,473	Amec Foster Wheeler PLC - GDR	439,999	3,089
Husqvarna AB Class B	17,300	172	Antofagasta PLC	1,238,347	13,420
L E Lundbergforetagen AB Class B	11,991	868	Aon PLC	43,020	5,156
Melker Schorling AB	10,727	687

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 147

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
AstraZeneca PLC	57,579	3,444	TechnipFMC PLC(Æ)	239,908		7,210
Aviva PLC	1,067,193	7,249	Tesco PLC(Æ)	6,136,607		14,557
Babcock International Group PLC	389,600	4,536	Travis Perkins PLC	716,063		14,940
Barclays PLC	2,458,989	6,704	Unilever NV	70,564		3,700
Bellway PLC	8,832	325	Unilever PLC	47,878		2,463
BHP Billiton PLC	583,180	8,882	Virgin Money Holdings UK PLC Class A	141,600		582
BP PLC	1,737,408	9,941	Vodafone Group PLC	4,936,699		12,726
BP PLC - ADR	110,900	3,806	Wm Morrison Supermarkets PLC	1,251,310		3,885
British American Tobacco PLC	427,600	28,935	Worldpay Group PLC(Þ)	1,275,463		4,956
BT Group PLC	353,032	1,393	WPP PLC	733,113		15,688
CNH Industrial NV	760,703	8,385				395,901
CNH Industrial NV(Ñ)	216,100	2,399
Coca-Cola European Partners PLC	212,500	8,207	United States - 2.7%
Compass Group PLC	68,862	1,389	Alphabet, Inc. Class C(Æ)	15,134		13,712
Dairy Crest Group PLC	743,049	5,525	Carnival PLC	124,078		7,652
Diageo PLC	171,132	4,984	Facebook, Inc. Class A(Æ)	74,772		11,234
Dialog Semiconductor PLC(Æ)	24,390	1,141	IHS Markit, Ltd.(Æ)	11,973		520
Direct Line Insurance Group PLC	306,768	1,387	MasterCard, Inc. Class A	29,900		3,478
DS Smith PLC Class F	2,218,115	12,387	Mylan NV(Æ)	185,254		6,919
Fiat Chrysler Automobiles NV(Æ)	1,484,060	16,806	News Corp. Class A	382,899		4,870
GKN PLC	99,781	464	Philip Morris International, Inc.	33,726		3,738
GlaxoSmithKline PLC - ADR	1,274,065	25,626	Priceline Group, Inc. (The)(Æ)	3,100		5,725
HSBC Holdings PLC	1,689,180	13,910	Schlumberger, Ltd.	56,683		4,115
Hunting PLC(Æ)	197,330	1,435	Visa, Inc. Class A	65,500		5,976
Imperial Tobacco Group PLC	399,374	19,548				67,939
Inchcape PLC	245,770	2,719
Indivior PLC	125,536	544	Total Common Stocks
International Consolidated Airlines			(cost $2,201,529)			2,343,671
Group SA	305,100	2,212
J Sainsbury PLC	129,263	461
Just Eat PLC(Æ)	765,599	5,721	Preferred Stocks - 0.8%
Kingfisher PLC	129,191	571	Germany - 0.8%
			Henkel AG & Co. KGaA	14,193		1,934
Land Securities Group PLC(ö)	117,440	1,682	Porsche Automobil Holding SE	7,890		462
Legal & General Group PLC	171,808	547	Volkswagen AG	102,807		16,301
Lloyds Banking Group PLC	1,266,323	1,138				18,697
Marks & Spencer Group PLC	108,299	514

Meggitt PLC	102,957	616	Japan - 0.0%
Mondi PLC	93,027	2,409	Shinkin Central Bank Class A	145		301
National Grid PLC	481,666	6,238

Next PLC	20,650	1,151	Total Preferred Stocks
Old Mutual PLC	1,028,907	2,585
Persimmon PLC Class A	131,155	3,957	(cost $17,134)			18,998
Petrofac, Ltd.	159,390	1,679
Reckitt Benckiser Group PLC	83,572	7,697	Short-Term Investments - 4.5%
Redrow PLC	269,489	2,012	United States - 4.5%
RELX NV(Ñ)	84,830	1,639	U.S. Cash Management Fund	81,093,452	(8)	81,110
RELX PLC	70,508	1,429	United States Treasury Bills
Rio Tinto PLC	107,440	4,250	0.616% due 05/11/17	3,100		3,099
Royal Bank of Scotland Group PLC(Æ)	2,677,401	9,202
Royal Dutch Shell PLC Class B	372,796	9,927	0.699% due 06/22/17	16,400		16,383
Royal Dutch Shell PLC Class A	41,687	1,080	0.744% due 07/13/17	10,300		10,285
Royal Mail PLC	72,900	380				110,877
RSA Insurance Group PLC	327,023	2,524	Total Short-Term Investments
Sage Group PLC (The)	65,400	567
Smith & Nephew PLC	31,663	520	(cost $110,879)			110,877
Standard Chartered PLC(Æ)	780,530	7,286
Subsea 7 SA	141,485	2,330	Other Securities - 4.1%
Taylor Wimpey PLC	558,447	1,446	U.S. Cash Collateral Fund(×)	101,512,850	(8)	101,513
See accompanying notes which are an integral part of the financial statements.			Total Other Securities

148 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

	Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($)	Value
	or Shares	$
	(cost $101,513)	101,513

	Total Investments 104.1%
	(identified cost $2,431,055)	2,575,059

	Other Assets and Liabilities, Net
-	(4.1%)	(101,281)
	Net Assets - 100.0%	2,473,778

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 149

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.0%
BGP Holdings PLC	08/06/09	EUR	559,805	—	—	8
						8
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC40 Euro Index Futures	130	EUR	6,780	05/17	387
DAX Index Futures	20	EUR	6,234	06/17	238
EURO STOXX 50 Index Futures	907	EUR	31,818	06/17	1,579
FTSE 100 Index Futures	94	GBP	6,735	06/17	(129)
Hang Seng Index Futures	15	HKD	18,421	05/17	36
MSCI Emerging Markets Mini Index Futures	271	USD	24,712	06/17	1,286
S&P/TSX 60 Index Futures	435	CAD	79,762	06/17	309
SPI 200 Index Futures	368	AUD	54,400	06/17	1,120
TOPIX Index Futures	745	JPY	11,398,499	06/17	(823)
Short Positions
FTSE 100 Index Futures	599	GBP	42,918	06/17	856
Hang Seng Index Futures	196	HKD	240,699	05/17	(375)
MSCI Emerging Markets Mini Index Futures	1,176	USD	57,565	06/17	(1,051)
S&P 500 E-Mini Index Futures	720	USD	85,698	06/17	(672)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					2,761

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	229	AUD	300	06/21/17	(5)
Bank of America	USD	300	AUD	400	06/21/17	—
Bank of America	USD	5,245	AUD	7,000	06/21/17	(8)
Bank of America	USD	226	CAD	300	06/21/17	(6)
Bank of America	USD	373	CAD	500	06/21/17	(7)
Bank of America	USD	6,671	CAD	9,000	06/21/17	(73)
Bank of America	USD	299	CHF	300	06/21/17	3
Bank of America	USD	783	EUR	718	05/03/17	(1)
Bank of America	USD	430	EUR	400	06/21/17	7
Bank of America	USD	2,126	EUR	2,000	06/21/17	58
Bank of America	USD	2,145	EUR	2,000	06/21/17	39
Bank of America	USD	10,681	EUR	10,000	06/21/17	239
Bank of America	USD	29,123	EUR	27,000	06/21/17	361
Bank of America	USD	31,931	EUR	30,000	06/21/17	828
Bank of America	USD	620	GBP	500	06/21/17	29
Bank of America	USD	625	GBP	500	06/21/17	24
Bank of America	USD	3,671	GBP	3,000	06/21/17	220
Bank of America	USD	10,989	GBP	9,000	06/21/17	684
Bank of America	USD	258	HKD	2,000	06/21/17	—

See accompanying notes which are an integral part of the financial statements.

150 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	2,063	HKD	16,000	06/21/17	(4)
Bank of America	USD	2,966	HKD	23,000	06/21/17	(6)
Bank of America	USD	262	JPY	29,167	05/01/17	—
Bank of America	USD	370	JPY	41,282	05/01/17	—
Bank of America	USD	5,840	JPY	651,480	05/01/17	4
Bank of America	USD	899	JPY	100,000	06/21/17	—
Bank of America	USD	902	JPY	100,000	06/21/17	(3)
Bank of America	USD	1,848	JPY	200,000	06/21/17	(50)
Bank of America	USD	3,499	JPY	400,000	06/21/17	96
Bank of America	USD	14,864	JPY	1,700,000	06/21/17	416
Bank of America	USD	17,731	JPY	2,000,000	06/21/17	246
Bank of America	AUD	100	USD	75	06/21/17	1
Bank of America	AUD	300	USD	230	06/21/17	5
Bank of America	AUD	700	USD	531	06/21/17	7
Bank of America	AUD	3,000	USD	2,273	06/21/17	28
Bank of America	AUD	4,000	USD	3,031	06/21/17	38
Bank of America	CAD	200	USD	149	06/21/17	3
Bank of America	CAD	1,000	USD	752	06/21/17	19
Bank of America	CAD	2,500	USD	1,862	06/21/17	29
Bank of America	CAD	5,000	USD	3,724	06/21/17	58
Bank of America	EUR	1,000	USD	1,063	06/21/17	(29)
Bank of America	EUR	1,000	USD	1,076	06/21/17	(16)
Bank of America	EUR	1,000	USD	1,081	06/21/17	(11)
Bank of America	EUR	3,000	USD	3,202	06/21/17	(73)
Bank of America	GBP	100	USD	129	06/21/17	(1)
Bank of America	GBP	1,000	USD	1,259	06/21/17	(38)
Bank of America	GBP	1,500	USD	1,835	06/21/17	(110)
Bank of America	HKD	1,000	USD	129	06/21/17	—
Bank of America	HKD	3,000	USD	387	06/21/17	—
Bank of America	HKD	10,000	USD	1,289	06/21/17	2
Bank of America	JPY	100,000	USD	904	06/21/17	5
Bank of America	JPY	200,000	USD	1,840	06/21/17	43
Bank of America	JPY	600,000	USD	5,249	06/21/17	(144)
Bank of America	SEK	6,000	USD	672	06/21/17	(7)
Bank of Montreal	USD	1,950	AUD	2,553	06/21/17	(41)
Bank of Montreal	USD	6,896	AUD	9,025	06/21/17	(144)
Bank of Montreal	USD	10,407	AUD	13,620	06/21/17	(217)
Bank of Montreal	USD	2,518	CAD	3,358	06/21/17	(56)
Bank of Montreal	USD	8,564	CAD	11,420	06/21/17	(192)
Bank of Montreal	USD	10,302	CAD	13,738	06/21/17	(231)
Bank of Montreal	USD	12,299	EUR	11,623	06/21/17	393
Bank of Montreal	USD	4,220	GBP	3,428	06/21/17	226
Bank of Montreal	USD	9,549	GBP	7,756	06/21/17	510
Bank of Montreal	USD	1,152	HKD	8,930	06/21/17	(2)
Bank of Montreal	USD	4,958	HKD	38,440	06/21/17	(10)
Bank of Montreal	USD	5,757	JPY	653,516	06/21/17	117
Bank of Montreal	USD	12,160	JPY	1,380,320	06/21/17	247
Bank of Montreal	USD	977	SEK	8,800	06/21/17	19
Bank of Montreal	AUD	700	USD	537	06/21/17	14
Bank of Montreal	CAD	1,000	USD	750	06/21/17	17
Bank of Montreal	CHF	984	USD	980	06/21/17	(12)
Bank of Montreal	DKK	3,400	USD	484	06/21/17	(15)
Bank of Montreal	EUR	1,442	USD	1,526	06/21/17	(49)

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 151

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International Developed Markets Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	EUR	3,000	USD	3,257	06/21/17	(19)
Bank of Montreal	EUR	24,234	USD	25,643	06/21/17	(821)
Bank of Montreal	GBP	1,000	USD	1,252	06/21/17	(45)
Bank of Montreal	GBP	8,380	USD	10,318	06/21/17	(552)
Bank of Montreal	HKD	2,000	USD	258	06/21/17	1
Bank of Montreal	HKD	47,768	USD	6,160	06/21/17	13
Bank of Montreal	JPY	200,000	USD	1,797	06/21/17	—
Bank of Montreal	JPY	1,119,200	USD	9,859	06/21/17	(200)
Bank of Montreal	NOK	16,080	USD	1,910	06/21/17	36
BNP Paribas	USD	1,932	AUD	2,553	06/21/17	(23)
BNP Paribas	USD	6,832	AUD	9,025	06/21/17	(80)
BNP Paribas	USD	10,310	AUD	13,620	06/21/17	(120)
BNP Paribas	USD	2,513	CAD	3,358	06/21/17	(51)
BNP Paribas	USD	8,544	CAD	11,420	06/21/17	(172)
BNP Paribas	USD	10,278	CAD	13,738	06/21/17	(207)
BNP Paribas	USD	12,268	EUR	11,623	06/21/17	425
BNP Paribas	USD	4,218	GBP	3,428	06/21/17	228
BNP Paribas	USD	9,544	GBP	7,756	06/21/17	515
BNP Paribas	USD	1,152	HKD	8,930	06/21/17	(2)
BNP Paribas	USD	4,957	HKD	38,440	06/21/17	(10)
BNP Paribas	USD	5,735	JPY	653,516	06/21/17	139
BNP Paribas	USD	12,113	JPY	1,380,320	06/21/17	294
BNP Paribas	USD	975	SEK	8,800	06/21/17	21
BNP Paribas	CHF	984	USD	976	06/21/17	(15)
BNP Paribas	DKK	3,400	USD	483	06/21/17	(16)
BNP Paribas	EUR	625	USD	680	05/02/17	(1)
BNP Paribas	EUR	1,442	USD	1,522	06/21/17	(53)
BNP Paribas	EUR	24,234	USD	25,577	06/21/17	(887)
BNP Paribas	GBP	2,000	USD	2,563	06/21/17	(31)
BNP Paribas	GBP	8,380	USD	10,313	06/21/17	(557)
BNP Paribas	HKD	47,768	USD	6,160	06/21/17	13
BNP Paribas	JPY	1,119,200	USD	9,821	06/21/17	(238)
BNP Paribas	NOK	16,080	USD	1,899	06/21/17	25
Brown Brothers Harriman	USD	29,297	CHF	29,000	06/21/17	(63)
Brown Brothers Harriman	USD	13,628	GBP	11,000	06/21/17	638
Brown Brothers Harriman	USD	645	HKD	5,000	06/21/17	(1)
Brown Brothers Harriman	USD	4,902	HKD	38,000	06/21/17	(12)
Brown Brothers Harriman	USD	8,874	JPY	1,000,000	06/21/17	114
Brown Brothers Harriman	USD	9,454	NOK	80,400	06/21/17	(84)
Brown Brothers Harriman	USD	5,691	SEK	50,000	06/21/17	(31)
Brown Brothers Harriman	AUD	18,000	USD	13,794	06/21/17	328
Brown Brothers Harriman	EUR	17,000	USD	18,328	06/21/17	(236)
Citigroup	USD	383	AUD	500	06/21/17	(9)
Citigroup	USD	1,510	AUD	2,000	06/21/17	(14)
Citigroup	USD	451	CAD	600	06/21/17	(11)
Citigroup	USD	1,857	CAD	2,500	06/21/17	(24)
Citigroup	USD	2,168	EUR	2,000	06/21/17	16
Citigroup	USD	8,525	EUR	8,000	06/21/17	211
Citigroup	USD	1,251	GBP	1,000	06/21/17	46
Citigroup	USD	3,655	GBP	3,000	06/21/17	236
Citigroup	USD	258	HKD	2,000	06/21/17	(1)
Citigroup	USD	774	HKD	6,000	06/21/17	(2)
Citigroup	USD	1,536	JPY	170,000	06/21/17	(8)

See accompanying notes which are an integral part of the financial statements.

152 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	USD	3,502	JPY	400,000	06/21/17	93
Citigroup	AUD	200	USD	150	06/21/17	1
Citigroup	AUD	700	USD	527	06/21/17	4
Citigroup	AUD	800	USD	615	06/21/17	17
Citigroup	CAD	100	USD	74	06/21/17	1
Citigroup	CAD	300	USD	224	06/21/17	4
Citigroup	CAD	800	USD	597	06/21/17	10
Citigroup	CAD	950	USD	713	06/21/17	17
Citigroup	EUR	300	USD	322	06/21/17	(5)
Citigroup	EUR	2,000	USD	2,143	06/21/17	(41)
Citigroup	EUR	2,700	USD	2,884	06/21/17	(64)
Citigroup	EUR	2,800	USD	3,021	06/21/17	(36)
Citigroup	GBP	100	USD	128	06/21/17	(1)
Citigroup	GBP	300	USD	374	06/21/17	(15)
Citigroup	GBP	600	USD	751	06/21/17	(27)
Citigroup	GBP	700	USD	875	06/21/17	(33)
Citigroup	GBP	1,100	USD	1,366	06/21/17	(60)
Citigroup	HKD	1,000	USD	129	06/21/17	—
Citigroup	HKD	1,000	USD	129	06/21/17	—
Citigroup	HKD	2,000	USD	258	06/21/17	—
Citigroup	HKD	3,500	USD	452	06/21/17	1
Citigroup	JPY	20,000	USD	181	06/21/17	1
Citigroup	JPY	30,000	USD	271	06/21/17	1
Citigroup	JPY	100,000	USD	917	06/21/17	18
Citigroup	JPY	175,000	USD	1,584	06/21/17	11
Citigroup	JPY	200,000	USD	1,782	06/21/17	(15)
Commonwealth Bank of Australia	USD	1,948	AUD	2,553	06/21/17	(38)
Commonwealth Bank of Australia	USD	6,888	AUD	9,025	06/21/17	(136)
Commonwealth Bank of Australia	USD	10,395	AUD	13,620	06/21/17	(205)
Commonwealth Bank of Australia	USD	2,519	CAD	3,358	06/21/17	(57)
Commonwealth Bank of Australia	USD	8,565	CAD	11,420	06/21/17	(193)
Commonwealth Bank of Australia	USD	10,303	CAD	13,738	06/21/17	(232)
Commonwealth Bank of Australia	USD	12,306	EUR	11,623	06/21/17	386
Commonwealth Bank of Australia	USD	4,220	GBP	3,428	06/21/17	225
Commonwealth Bank of Australia	USD	9,550	GBP	7,756	06/21/17	510
Commonwealth Bank of Australia	USD	1,152	HKD	8,930	06/21/17	(3)
Commonwealth Bank of Australia	USD	4,958	HKD	38,440	06/21/17	(11)
Commonwealth Bank of Australia	USD	5,760	JPY	653,516	06/21/17	114
Commonwealth Bank of Australia	USD	12,166	JPY	1,380,320	06/21/17	241
Commonwealth Bank of Australia	USD	977	SEK	8,800	06/21/17	19
Commonwealth Bank of Australia	CHF	984	USD	980	06/21/17	(12)
Commonwealth Bank of Australia	DKK	3,400	USD	484	06/21/17	(15)
Commonwealth Bank of Australia	EUR	1,442	USD	1,526	06/21/17	(48)
Commonwealth Bank of Australia	EUR	24,234	USD	25,658	06/21/17	(805)
Commonwealth Bank of Australia	GBP	8,380	USD	10,319	06/21/17	(550)
Commonwealth Bank of Australia	HKD	47,768	USD	6,161	06/21/17	14
Commonwealth Bank of Australia	JPY	1,119,200	USD	9,864	06/21/17	(195)
Commonwealth Bank of Australia	NOK	16,080	USD	1,911	06/21/17	37
Royal Bank of Canada	USD	1,935	AUD	2,553	06/21/17	(25)
Royal Bank of Canada	USD	6,841	AUD	9,025	06/21/17	(90)
Royal Bank of Canada	USD	10,325	AUD	13,620	06/21/17	(135)
Royal Bank of Canada	USD	2,513	CAD	3,358	06/21/17	(51)
Royal Bank of Canada	USD	8,547	CAD	11,420	06/21/17	(175)

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 153

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International Developed Markets Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	USD	10,282	CAD	13,738	06/21/17	(210)
Royal Bank of Canada	USD	12,273	EUR	11,623	06/21/17	420
Royal Bank of Canada	USD	4,217	GBP	3,428	06/21/17	229
Royal Bank of Canada	USD	9,542	GBP	7,756	06/21/17	518
Royal Bank of Canada	USD	1,152	HKD	8,930	06/21/17	(3)
Royal Bank of Canada	USD	4,958	HKD	38,440	06/21/17	(11)
Royal Bank of Canada	USD	5,743	JPY	653,516	06/21/17	131
Royal Bank of Canada	USD	12,131	JPY	1,380,320	06/21/17	276
Royal Bank of Canada	USD	977	SEK	8,800	06/21/17	19
Royal Bank of Canada	CHF	984	USD	978	06/21/17	(14)
Royal Bank of Canada	DKK	3,400	USD	484	06/21/17	(16)
Royal Bank of Canada	EUR	1,442	USD	1,522	06/21/17	(52)
Royal Bank of Canada	EUR	24,234	USD	25,588	06/21/17	(876)
Royal Bank of Canada	GBP	8,380	USD	10,310	06/21/17	(560)
Royal Bank of Canada	HKD	47,768	USD	6,161	06/21/17	14
Royal Bank of Canada	JPY	1,119,200	USD	9,836	06/21/17	(224)
Royal Bank of Canada	NOK	16,080	USD	1,902	06/21/17	28
Standard Chartered	USD	1,950	AUD	2,553	06/21/17	(40)
Standard Chartered	USD	6,894	AUD	9,025	06/21/17	(142)
Standard Chartered	USD	10,404	AUD	13,620	06/21/17	(214)
Standard Chartered	USD	2,519	CAD	3,358	06/21/17	(57)
Standard Chartered	USD	8,565	CAD	11,420	06/21/17	(193)
Standard Chartered	USD	10,303	CAD	13,738	06/21/17	(232)
Standard Chartered	USD	12,298	EUR	11,623	06/21/17	395
Standard Chartered	USD	4,219	GBP	3,428	06/21/17	227
Standard Chartered	USD	9,546	GBP	7,756	06/21/17	513
Standard Chartered	USD	1,152	HKD	8,930	06/21/17	(3)
Standard Chartered	USD	4,958	HKD	38,440	06/21/17	(11)
Standard Chartered	USD	5,756	JPY	653,516	06/21/17	118
Standard Chartered	USD	12,157	JPY	1,380,320	06/21/17	250
Standard Chartered	USD	977	SEK	8,800	06/21/17	19
Standard Chartered	CHF	984	USD	980	06/21/17	(12)
Standard Chartered	DKK	3,400	USD	484	06/21/17	(15)
Standard Chartered	EUR	1,442	USD	1,525	06/21/17	(49)
Standard Chartered	EUR	24,234	USD	25,640	06/21/17	(822)
Standard Chartered	GBP	8,380	USD	10,315	06/21/17	(555)
Standard Chartered	HKD	47,768	USD	6,161	06/21/17	14
Standard Chartered	JPY	1,119,200	USD	9,857	06/21/17	(202)
Standard Chartered	NOK	16,080	USD	1,909	06/21/17	35
State Street	USD	224	CAD	300	06/21/17	(4)
State Street	USD	429	EUR	400	06/21/17	8
State Street	USD	641	EUR	600	06/21/17	14
State Street	USD	375	GBP	300	06/21/17	14
State Street	USD	163	HKD	1,268	05/02/17	—
State Street	USD	675	JPY	75,168	05/01/17	(1)
State Street	USD	819	JPY	91,349	05/02/17	1
State Street	USD	723	JPY	80,000	06/21/17	(4)
State Street	USD	885	SEK	7,808	05/02/17	(4)
State Street	AUD	200	USD	154	06/21/17	5
State Street	AUD	4,000	USD	3,006	06/21/17	14
State Street	AUD	11,000	USD	8,318	06/21/17	88
State Street	CAD	300	USD	225	06/21/17	5
State Street	CAD	5,000	USD	3,710	06/21/17	45

See accompanying notes which are an integral part of the financial statements.

154 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount			Amount		(Depreciation)
Counterparty		Sold			Bought	Settlement Date	$
State Street		CAD	14,000	USD	10,428	06/21/17	165
State Street		EUR	107	USD	116	05/02/17	(1)
State Street		EUR	1,000	USD	1,079	06/21/17	(13)
State Street		EUR	19,000	USD	20,128	06/21/17	(619)
State Street		EUR	48,000	USD	51,370	06/21/17	(1,046)
State Street		GBP	400	USD	495	06/21/17	(23)
State Street		GBP	5,000	USD	6,098	06/21/17	(387)
State Street		GBP	15,000	USD	18,385	06/21/17	(1,071)
State Street		HKD	1,000	USD	129	06/21/17	—
State Street		HKD	14,000	USD	1,804	06/21/17	3
State Street		HKD	35,000	USD	4,515	06/21/17	10
State Street		JPY	10,000	USD	89	06/21/17	(1)
State Street		JPY	1,000,000	USD	8,784	06/21/17	(204)
State Street		JPY	2,700,000	USD	23,614	06/21/17	(654)
UBS		USD	2,440	DKK	17,000	06/21/17	56
UBS		USD	6,156	SEK	55,000	06/21/17	69
UBS		EUR	10,000	USD	10,663	06/21/17	(257)
UBS		HKD	20,000	USD	2,579	06/21/17	5
UBS		JPY	500,000	USD	4,408	06/21/17	(86)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts							(4,551)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
					Practical
Portfolio Summary	Level 1	Level 2	Level 3		Expedient (a)	Total	% of Net Assets
Common Stocks
Argentina	$2,722	$—		$—	$—	$2,722	0.1
Australia	—	74,524		8	—	74,532	3.0
Austria	—	9,377		—	—	9,377	0.4
Belgium	—	31,723		—	—	31,723	1.3
Bermuda	4,924	—		—	—	4,924	0.2
Brazil	23,565	—		—	—	23,565	1.0
Canada	88,950	—		—	—	88,950	3.6
Cayman Islands	5,803	17,782		—	—	23,585	1.0
Chile	1,974	—		—	—	1,974	0.1
China	10,967	8,095		—	—	19,062	0.8
Colombia	1,881	—		—	—	1,881	0.1
Czech Republic	—	779		—	—	779	—*
Denmark	—	26,512		—	—	26,512	1.1
Finland	—	10,639		—	—	10,639	0.4
France	—	237,874		—	—	237,874	9.6
Germany	7,204	191,412		—	—	198,616	8.0
Hong Kong	—	54,743		—	—	54,743	2.2
India	10,910	—		—	—	10,910	0.4

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 155

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Ireland	8,895	14,358	—	—	23,253	0.9
Israel	6,716	7,201	—	—	13,917	0.6
Italy	—	79,909	—	—	79,909	3.2
Japan	—	396,558	—	—	396,558	16.0
Jersey	—	3,957	—	—	3,957	0.2
Luxembourg	—	6,320	—	—	6,320	0.3
Macao	—	7,359	—	—	7,359	0.3
Malaysia	—	4,104	—	—	4,104	0.2
Netherlands	12,809	93,342	—	—	106,151	4.3
Norway	—	4,949	—	—	4,949	0.2
Portugal	—	8,277	—	—	8,277	0.3
Russia	—	25,892	—	—	25,892	1.0
Singapore	—	29,427	—	—	29,427	1.2
South Korea	362	60,320	—	—	60,682	2.5
Spain	—	64,723	—	—	64,723	2.6
Sweden	—	46,606	—	—	46,606	1.9
Switzerland	—	161,424	—	—	161,424	6.5
Taiwan	—	10,430	—	—	10,430	0.4
Thailand	—	3,525	—	—	3,525	0.1
United Kingdom	19,568	376,333	—	—	395,901	16.0
United States	60,287	7,652	—	—	67,939	2.7
Preferred Stocks	—	18,998	—	—	18,998	0.8
Short-Term Investments	—	29,767	—	81,110	110,877	4.5
Other Securities	—	—	—	101,513	101,513	4.1
Total Investments	267,537	2,124,891	8	182,623	2,575,059	104.1
Other Assets and Liabilities, Net						(4.1)
						100.0

Other Financial Instruments
Assets
Futures Contracts	5,811	—	—	—	5,811	0.2
Foreign Currency Exchange Contracts	5	13,762	—	—	13,767	0.6
A
Liabilities
Futures Contracts	(3,050)	—	—	—	(3,050)	(0.1)
Foreign Currency Exchange Contracts	(7)	(18,311)	—	—	(18,318)	(0.7)
Total Other Financial Instruments**	$2,759	$(4,549)	$—	$—	$(1,790)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

See accompanying notes which are an integral part of the financial statements.

156 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2017, were less than 1% of net assets.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	292,384
Consumer Staples	180,749
Energy	152,724
Financial Services	641,941
Health Care	205,870
Materials and Processing	232,698
Producer Durables	259,781
Technology	248,934
Utilities	147,588
Short-Term Investments	110,877
Other Securities	101,513
Total Investments	2,575,059

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 157

Russell Investment Company
International Developed Markets Fund

Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$13,767
Variation margin on futures contracts*	5,811	—
Total	$5,811	$13,767

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$3,050	$—
Unrealized depreciation on foreign currency exchange contracts	—	18,318
Total	$3,050	$18,318
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments**	$(8,829)	$—
Futures contracts	15,663	—
Options written	1,216	—
Foreign currency-related transactions***	—	(2,276)
Total	$8,050	$(2,276)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(4,755)	$—
Foreign currency-related transactions****	—	1,036
Total	$(4,755)	$1,036

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
*** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
**** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

158 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$96,819	$ — $	96,819
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	13,767	—	13,767
Futures Contracts	Variation margin on futures contracts	706	—	706
Total Financial and Derivative Assets		111,292	—	111,292
Financial and Derivative Assets not subject to a netting agreement		(713)	—	(713)
Total Financial and Derivative Assets subject to a netting agreement		$110,579	$ — $	110,579

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$3,488	$592	$—	$2,896
Bank of Montreal	1,593	1,593	—	—
Barclays	3,122	—	3,122	—
BNP Paribas	1,659	1,659	—	—
Brown Brothers Harriman	1,080	428	—	652
Citigroup	22,371	366	21,683	322
Commonwealth Bank of Australia	1,546	1,546	—	—
Goldman Sachs	42,588	—	42,588	—
HSBC	852	—	852	—
JPMorgan Chase	18,010	—	18,010	—
Merrill Lynch	1,797	—	1,797	—
Royal Bank of Canada	1,634	1,634	—	—
Societe Generale	8,768	—	8,768	—
Standard Chartered	1,571	1,571	—	—
State Street	370	370	—	—
UBS	130	130	—	—
Total	$110,579	$9,889	$96,820	$3,870

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 159

Russell Investment Company
International Developed Markets Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$934	$ — $	934
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	18,318	—	18,318
Total Financial and Derivative Liabilities		19,252	—	19,252
Financial and Derivative Liabilities not subject to a netting agreement		(943)	—	(943)
Total Financial and Derivative Liabilities subject to a netting agreement		$18,309	$ — $	18,309

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$592	$592	$—	$ —
Bank of Montreal	2,606	1,593	—	1,013
BNP Paribas	2,461	1,659	—	802
Brown Brothers Harriman	428	428	—	—
Citigroup	366	366	—	—
Commonwealth Bank of Australia	2,500	1,546	—	954
Royal Bank of Canada	2,441	1,634	—	807
Standard Chartered	2,547	1,571	—	976
State Street	4,024	370	—	3,654
UBS	344	130	—	214
Total	$18,309	$9,889	$—	$ 8,420

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

160 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,431,055
Investments, at fair value(*)(>)	2,575,059
Foreign currency holdings(^)	4,542
Unrealized appreciation on foreign currency exchange contracts	13,767
Receivables:
Dividends and interest	9,118
Dividends from affiliated funds	63
Investments sold	11,240
Fund shares sold	2,690
Foreign capital gains taxes recoverable	2,598
Variation margin on futures contracts	706
Prepaid expenses	26
Total assets	2,619,809

Liabilities
Payables:
Due to custodian	29
Investments purchased	19,952
Fund shares redeemed	2,638
Accrued fees to affiliates	1,844
Other accrued expenses	801
Variation margin on futures contracts	934
Deferred capital gains tax liability	2
Unrealized depreciation on foreign currency exchange contracts	18,318
Payable upon return of securities loaned	101,513
Total liabilities	146,031

Net Assets	$2,473,778

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 161

Russell Investment Company
International Developed Markets Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$16,331
Accumulated net realized gain (loss)	(196,571)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	144,002
Futures contracts	2,761
Foreign currency-related transactions	(4,461)
Shares of beneficial interest	667
Additional paid-in capital	2,511,049
Net Assets	$2,473,778

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$37.02
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$39.28
Class A — Net assets	$28,192,379
Class A — Shares outstanding ($.01 par value)	761,550
Net asset value per share: Class C(#)	$37.13
Class C — Net assets	$26,483,892
Class C — Shares outstanding ($.01 par value)	713,348
Net asset value per share: Class E(#)	$37.14
Class E — Net assets	$4,609,808
Class E — Shares outstanding ($.01 par value)	124,106
Net asset value per share: Class I(#)	$37.10
Class I — Net assets	$421,424,556
Class I — Shares outstanding ($.01 par value)	11,359,231
Net asset value per share: Class S(#)	$37.06
Class S — Net assets	$ 1,950,490,584
Class S — Shares outstanding ($.01 par value)	52,635,073
Net asset value per share: Class T(#)	$37.06
Class T — Net assets	$3,241,129
Class T — Shares outstanding ($.01 par value)	87,453
Net asset value per share: Class Y(#)	$37.07
Class Y — Net assets	$39,335,682
Class Y — Shares outstanding ($.01 par value)	1,060,977
Amounts in thousands
(^) Foreign currency holdings - cost	$4,508
(*) Securities on loan included in investments	$96,819
(>) Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund	$182,623

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

162 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$29,437
Dividends from affiliated funds	480
Interest	66
Securities lending income (net)	272
Securities lending income from affiliated funds (net)	103
Less foreign taxes withheld	(2,706)
Total investment income	27,652

Expenses
Advisory fees	8,615
Administrative fees	594
Custodian fees	499
Distribution fees - Class A	34
Distribution fees - Class C	97
Transfer agent fees - Class A	27
Transfer agent fees - Class C	26
Transfer agent fees - Class E	24
Transfer agent fees - Class I	332
Transfer agent fees - Class S	1,907
Transfer agent fees - Class T	—**
Transfer agent fees - Class Y	1
Professional fees	70
Registration fees	72
Shareholder servicing fees - Class C	33
Shareholder servicing fees - Class E	30
Trustees’ fees	41
Printing fees	107
Miscellaneous	12
Expenses before reductions	12,521
Expense reductions	(158)
Net expenses	12,363
Net investment income (loss)	15,289

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	85,693
Futures contracts	15,663
Options written	1,216
Foreign currency-related transactions	(2,513)
Net realized gain (loss)	100,059
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	158,352
Futures contracts	(4,755)
Foreign currency-related transactions	1,515
Net change in unrealized appreciation (depreciation)	155,112
Net realized and unrealized gain (loss)	255,171
Net Increase (Decrease) in Net Assets from Operations	$270,460

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 163

Russell Investment Company
International Developed Markets Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,289	$47,160
Net realized gain (loss)	100,059	(65,478)
Net change in unrealized appreciation (depreciation)	155,112	(36,662)
Net increase (decrease) in net assets from operations	270,460	(54,980)

Distributions
From net investment income
Class A	(544)	(311)
Class C	(325)	(76)
Class E	(1,001)	(453)
Class I	(11,271)	(7,876)
Class S	(43,224)	(27,310)
Class Y	(319)	(217)
Net decrease in net assets from distributions	(56,684)	(36,243)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(215,327)	(241,975)
Total Net Increase (Decrease) in Net Assets	(1,551)	(333,198)

Net Assets
Beginning of period	2,475,329	2,808,527
End of period	$2,473,778	$2,475,329
Undistributed (overdistributed) net investment income included in net assets	$16,331	$57,726

See accompanying notes which are an integral part of the financial statements.

164 International Developed Markets Fund

Russell Investment Company
International Developed Markets Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	33	$1,176	138	$4,612
Proceeds from reinvestment of distributions	16	542	9	309
Payments for shares redeemed	(85)	(2,985)	(190)	(6,344)
Net increase (decrease)	(36)	(1,267)	(43)	(1,423)
Class C
Proceeds from shares sold	33	1,136	58	1,916
Proceeds from reinvestment of distributions	9	321	2	75
Payments for shares redeemed	(117)	(4,074)	(204)	(6,755)
Net increase (decrease)	(75)	(2,617)	(144)	(4,764)
Class E
Proceeds from shares sold	43	1,462	232	7,716
Proceeds from reinvestment of distributions	29	979	13	440
Payments for shares redeemed	(1,377)	(47,667)	(300)	(9,983)
Net increase (decrease)	(1,305)	(45,226)	(55)	(1,827)
Class I
Proceeds from shares sold	598	20,658	2,311	75,750
Proceeds from reinvestment of distributions	332	11,156	230	7,642
Payments for shares redeemed	(3,680)	(129,837)	(4,889)	(161,258)
Net increase (decrease)	(2,750)	(98,023)	(2,348)	(77,866)
Class S
Proceeds from shares sold	8,171	285,012	12,727	420,195
Proceeds from reinvestment of distributions	1,279	42,902	816	27,064
Payments for shares redeemed	(12,098)	(423,949)	(18,267)	(601,983)
Net increase (decrease)	(2,648)	(96,035)	(4,724)	(154,724)
Class T(1)
Proceeds from shares sold	88	3,166	—	—
Payments for shares redeemed	(—)*	(17)	—	—
Net increase (decrease)	88	3,149	—	—
Class Y
Proceeds from shares sold	702	25,174	23	731
Proceeds from reinvestment of distributions	9	319	6	217
Payments for shares redeemed	(22)	(801)	(69)	(2,319)
Net increase (decrease)	689	24,692	(40)	(1,371)
Total increase (decrease)	(6,037)	$(215,327)	(7,354)	$(241,975)

* Less than 500 shares.
(1) For the period March 17, 2017 (commencement of operations) to April 30, 2017.

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 165

Russell Investment Company
International Developed Markets Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	$
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Total Distributions
Class A
April 30, 2017*	33.92	.18	3.62	3.80	(.70)	(.70)
October 31, 2016	34.96	.55	(1.21)	(.66)	(.38)	(.38)
October 31, 2015	35.77	.53	(.79)	(.26)	(.55)	(.55)
October 31, 2014	36.30	.64	(.48)	.16	(.69)	(.69)
October 31, 2013	29.68	.49	6.67	7.16	(.54)	(.54)
October 31, 2012	28.67	.52	.89	1.41	(.40)	(.40)

Class C
April 30, 2017*	33.87	.04	3.65	3.69	(.43)	(.43)
October 31, 2016	34.86	.29	(1.20)	(.91)	(.08)	(.08)
October 31, 2015	35.62	.26	(.78)	(.52)	(.24)	(.24)
October 31, 2014	36.15	.37	(.48)	(.11)	(.42)	(.42)
October 31, 2013	29.52	.24	6.67	6.91	(.28)	(.28)
October 31, 2012	28.46	.30	.90	1.20	(.14)	(.14)

Class E
April 30, 2017*	34.04	.01	3.80	3.81	(.71)	(.71)
October 31, 2016	35.01	.55	(1.21)	(.66)	(.31)	(.31)
October 31, 2015	35.81	.54	(.81)	(.27)	(.53)	(.53)
October 31, 2014	36.33	.62	(.45)	.17	(.69)	(.69)
October 31, 2013	29.72	.49	6.68	7.17	(.56)	(.56)
October 31, 2012	28.72	.53	.90	1.43	(.43)	(.43)

Class I
April 30, 2017*	34.06	.22	3.63	3.85	(.81)	(.81)
October 31, 2016	35.10	.65	(1.20)	(.55)	(.49)	(.49)
October 31, 2015	35.91	.66	(.80)	(.14)	(.67)	(.67)
October 31, 2014	36.43	.76	(.48)	.28	(.80)	(.80)
October 31, 2013	29.77	.60	6.70	7.30	(.64)	(.64)
October 31, 2012	28.78	.61	.89	1.50	(.51)	(.51)

Class S
April 30, 2017*	34.00	.22	3.63	3.85	(.79)	(.79)
October 31, 2016	35.04	.62	(1.20)	(.58)	(.46)	(.46)
October 31, 2015	35.86	.63	(.81)	(.18)	(.64)	(.64)
October 31, 2014	36.38	.71	(.45)	.26	(.78)	(.78)
October 31, 2013	29.74	.57	6.69	7.26	(.62)	(.62)
October 31, 2012	28.75	.59	.89	1.48	(.49)	(.49)

Class T
April 30, 2017(10)	36.02	.17	.87	1.04	—	—

Class Y
April 30, 2017*	34.05	.35	3.53	3.88	(.86)	(.86)
October 31, 2016	35.08	.70	(1.21)	(.51)	(.52)	(.52)
October 31, 2015	35.90	.25	(.36)	(.11)	(.71)	(.71)
October 31, 2014	36.41	.79	(.46)	.33	(.84)	(.84)
October 31, 2013	29.76	.63	6.69	7.32	(.67)	(.67)
October 31, 2012	28.77	.65	.88	1.53	(.54)	(.54)

See accompanying notes which are an integral part of the financial statements.

166 International Developed Markets Fund

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(l)	Net Assets(d)(e)	Turnover Rate(b)(k)

37.02	11.41	28,192	1.26	1.26	1.02	50
33.92	(1.87)	27,053	1.23	1.23	1.66	68
34.96	(.71)	29,385	1.27	1.27	1.49	66
35.77	.43	29,619	1.25	1.25	1.74	74
36.30	24.47	29,088	1.24	1.24	1.51	89
29.68	5.04	22,905	1.24	1.24	1.83	65

37.13	11.01	26,484	2.01	2.01	.24	50
33.87	(2.60)	26,698	1.98	1.98	.88	68
34.86	(1.46)	32,495	2.02	2.02	.72	66
35.62	(.33)	37,426	2.00	2.00	1.00	74
36.15	23.53	43,136	1.99	1.99	.75	89
29.52	4.26	40,958	1.99	1.99	1.07	65

37.14	11.36	4,610	1.26	1.26	.08	50
34.04	(1.86)	48,643	1.23	1.23	1.64	68
35.01	(.72)	51,939	1.27	1.27	1.51	66
35.81	.46	79,957	1.25	1.25	1.69	74
36.33	24.48	111,467	1.24	1.23	1.51	89
29.72	5.11	89,772	1.24	1.19	1.87	65

37.10	11.57	421,424.96		.94	1.24	50
34.06	(1.52)	480,518.90		.90	1.96	68
35.10	(.41)	577,646.94		.94	1.84	66
35.91	.76	674,127.92		.92	2.05	74
36.43	24.87	753,290.91		.91	1.84	89
29.77	5.40	672,661.91		.91	2.16	65

37.06	11.56	1,950,491	1.01	1.00	1.26	50
34.00	(1.61)	1,879,757.98		.98	1.87	68
35.04	(.48)	2,102,634	1.02	1.02	1.77	66
35.86	.69	2,347,214	1.00	1.00	1.92	74
36.38	24.76	2,740,707.99		.99	1.76	89
29.74	5.33	2,074,313.99		.99	2.10	65

37.06	2.89	3,241	1.01	.87	3.86	50

37.07	11.68	39,336.81		.81	2.00	50
34.05	(1.41)	12,660.78		.78	2.13	68
35.08	(.28)	14,428.81		.81	.72	66
35.90	.90	934,168.80		.80	2.15	74
36.41	24.99	1,491,711.79		.79	1.93	89
29.76	5.52	1,277,390.80		.80	2.30	65

See accompanying notes which are an integral part of the financial statements.

International Developed Markets Fund 167

Russell Investment Company
International Developed Markets Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$1,394,164
Administration fees	96,110
Distribution fees	21,774
Shareholder servicing fees	6,293
Transfer agent fees	315,505
Trustee fees	10,189
$1,844,035

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U.S. Cash Collateral Fund	$23,803	$323,045	$245,335	$—	$—	$ 101,513	$103	$—
U.S. Cash Management Fund	107,592	655,886	682,359	—	(9)	81,110	480	—
	$131,395	$978,931	$927,694	$—	$(9)	$ 182,623	$583	$—

Federal Income Taxes (Unaudited)

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$2,472,848,275
Unrealized Appreciation	$178,193,349
Unrealized Depreciation	(75,982,751)
Net Unrealized Appreciation (Depreciation)	$102,210,598

See accompanying notes which are an integral part of the financial statements.

168 International Developed Markets Fund

Russell Investment Company
Global Equity Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2016	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2017	$1,122.30	$1,017.41
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$7.84	$7.45

Fund is from November 1, 2016 to April 30, 2017.	* Expenses are equal to the Fund's annualized expense ratio of 1.49%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2017	$1,118.50	$1,013.69
	Expenses Paid During Period*	$11.77	$11.18
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.24%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2016	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2017	$1,122.40	$1,017.46
of other funds.	Expenses Paid During Period*	$7.79	$7.40

* Expenses are equal to the Fund's annualized expense ratio of 1.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Global Equity Fund 169

Russell Investment Company
Global Equity Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,123.80	$1,018.65
Expenses Paid During Period*	$6.53	$6.21

* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class T	Performance	expenses)
Beginning Account Value
March 17, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,014.10	$1,019.14
Expenses Paid During Period*	$1.42	$5.71

* Expenses are equal to the Fund's annualized expense ratio of 1.14%
(representing the 45-day period annualized), multiplied by the average account value over the period, multiplied by 45/365 (to reflect the period since commencement of operations). May reflect amounts waived and/or reimbursed.
Without any waivers and/or reimbursements, expenses would have been higher.
Hypothetical expenses are equal to the Fund’s annualized expense ratio of
1.14% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the on-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,124.70	$1,019.64
Expenses Paid During Period*	$5.48	$5.21

* Expenses are equal to the Fund's annualized expense ratio of 1.04%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

170 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 96.4%			Tencent Holdings, Ltd.	338,500	10,587
Australia - 1.2%					29,321
Aristocrat Leisure, Ltd.	507,898	7,466
AusNet Services(Æ)	531,567	697	Chile - 0.1%
Australia & New Zealand Banking			Enel Americas SA - ADR	151,500	1,501
Group, Ltd. - ADR	44,503	1,089
CSL, Ltd.	12,790	1,270	China - 0.8%
Macquarie Group, Ltd.	140,835	9,780	Alibaba Group Holding, Ltd. - ADR(Æ)	87,842	10,145
Scentre Group(ö)	288,885	932	Gree Electric Appliances, Inc. of Zhuhai
Telstra Corp., Ltd.	187,122	592	Class A	695,965	3,330
Washington H Soul Pattinson & Co., Ltd.	55,772	786	Weibo Corp. - ADR(Æ)(Ñ)	47,944	2,678
Woodside Petroleum, Ltd.	57,578	1,386	Wuliangye Yibin Co., Ltd. Class A	475,343	3,136
WorleyParsons, Ltd.(Æ)	651,300	5,516			19,289
		29,514
			Denmark - 0.2%
Austria - 0.3%			Carlsberg A/S Class B	27,021	2,695
Andritz AG	124,700	6,889	Danske Bank A/S	24,984	907
			DSV A/S	36,241	2,020
Belgium - 0.5%					5,622
Colruyt SA	19,391	996
Groupe Bruxelles Lambert SA(Ñ)	5,535	531	Finland - 0.3%
Solvay SA	61,495	7,813	Caverion Corp.(Æ)(Ñ)	160,453	1,311
UCB SA	24,179	1,884	Kone OYJ Class B	131,846	6,042
		11,224	Neste OYJ	21,908	895
					8,248
Bermuda - 0.1%
Assured Guaranty, Ltd.	68,676	2,619	France - 4.7%
Axis Capital Holdings, Ltd.	8,300	547	Airbus Group SE	70,893	5,732
China Hongxing Sports, Ltd.(Å)(Æ)	6,320,000	—	BNP Paribas SA	568,789	40,116
		3,166	Christian Dior SE	30,968	8,508
			Cie Generale des Etablissements
Brazil - 0.6%			Michelin Class B	65,500	8,555
BM&FBovespa SA - Bolsa de Valores			Danone SA(Ñ)	133,524	9,334
Mercadorias e Futuros(Æ)	616,413	3,692	Engie SA	85,023	1,199
Itau Unibanco Holding SA - ADR	377,930	4,649	Essilor International SA	31,237	4,047
Kroton Educacional SA	943,390	4,443	Eurazeo SA	10,635	721
Petroleo Brasileiro SA(Æ)	682,084	3,086	Imerys SA	88,389	7,602
		15,870	Ipsos SA	81,276	2,606
			LVMH Moet Hennessy Louis Vuitton
Canada - 0.9%			SE - ADR	6,675	1,649
Bank of Montreal	40,987	2,902	PPR SA	13,124	4,072
BCE, Inc.	30,392	1,384	Publicis Groupe SA - ADR	68,396	4,937
Canadian Imperial Bank of Commerce	19,920	1,609	Renault SA	12,538	1,169
Emera, Inc.	23,600	817	Sanofi - ADR	25,263	2,386
Imperial Oil, Ltd.	28,247	822	Suez Environnement Co.(Ñ)	32,526	535
Intact Financial Corp.	11,100	760	Total SA	84,009	4,306
Loblaw Cos., Ltd.	15,450	867	Veolia Environnement SA(Ñ)	92,084	1,750
Methanex Corp.	134,200	6,167	Vinci SA(Ñ)	97,200	8,280
Royal Bank of Canada - GDR	38,386	2,628			117,504
Suncor Energy, Inc.	23,005	721
Toronto Dominion Bank	67,687	3,185	Germany - 5.4%
TransCanada Corp.	17,553	815	Allianz SE	99,638	18,971
		22,677	BASF SE	64,552	6,291
			Bayer AG	6,672	826
Cayman Islands - 1.2%			Daimler AG	275,959	20,549
AAC Technologies Holdings, Inc.	481,500	7,058	Deutsche Bank AG	365,206	6,599
Baidu, Inc. - ADR(Æ)	50,245	9,056	Deutsche Boerse AG	106,497	10,425
SINA Corp.(Æ)	34,108	2,620	Deutsche Lufthansa AG	109,441	1,888
			Deutsche Telekom AG	374,025	6,559

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 171

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
DMG Mori AG	29,026	1,581	Aozora Bank, Ltd.	1,021,000	3,722
Freenet AG	162,700	5,106	Asahi Group Holdings, Ltd.	177,500	6,701
Hannover Rueck SE	51,479	6,173	Astellas Pharma, Inc.	59,900	790
Lanxess AG	104,992	7,577	Canon, Inc.	31,800	1,057
Linde AG	36,714	6,597	Central Japan Railway Co.	10,600	1,777
MAN SE	17,701	1,860	Chubu Electric Power Co., Inc.	85,500	1,149
Muenchener Rueckversicherungs-			Daiichi Sankyo Co., Ltd.	81,500	1,810
Gesellschaft AG in Muenchen	37,771	7,238	Daito Trust Construction Co., Ltd.	6,600	971
Rhoen Klinikum AG	31,858	909	Daiwa House Industry Co., Ltd.	24,200	719
SAP SE - ADR(Ñ)	70,645	7,077	Daiwa Securities Group, Inc.	1,018,000	6,195
Siemens AG	31,416	4,503	Eisai Co., Ltd.	99,900	5,249
Symrise AG	94,420	6,610	FamilyMart UNY Holdings Co., Ltd.	29,900	1,691
Zalando SE(Æ)(Þ)	159,915	7,052	Hikari Tsushin, Inc.	4,700	451
		134,391	Honda Motor Co., Ltd.	265,677	7,706
			Idemitsu Kosan Co., Ltd.	22,500	719
Hong Kong - 0.3%			ITOCHU Corp.	111,300	1,575
Cathay Pacific Airways, Ltd.	1,045,400	1,505	Japan Post Holdings Co., Ltd.	58,800	729
China Resources Power Holdings Co.,			Japan Retail Fund Investment Corp.(ö)	492	962
Ltd.	1,116,100	2,009	Japan Tobacco, Inc.	72,800	2,421
CLP Holdings, Ltd.	63,500	670	JX Holdings, Inc.	558,250	2,520
Hang Seng Bank, Ltd.	32,103	651	Kansai Electric Power Co., Inc. (The)	502,200	6,789
New World Development Co., Ltd.	653,030	812	KDDI Corp.	216,800	5,751
Power Assets Holdings, Ltd.	188	2	Kuraray Co., Ltd.	126,900	2,048
Wheelock & Co., Ltd.	109,751	855	Marubeni Corp.	296,600	1,829
		6,504	Mitsui & Co., Ltd.	150,600	2,126
			Mizuho Financial Group, Inc.	631,200	1,153
India - 1.0%			Nagoya Railroad Co., Ltd.	280,000	1,287
HDFC Bank, Ltd.	326,060	7,847	Nexon Co., Ltd.	26,300	448
IndusInd Bank, Ltd.	229,244	5,143	NH Foods, Ltd.	35,000	996
Infosys, Ltd. - ADR	295,800	4,307	Nikon Corp.	93,200	1,330
Tata Motors, Ltd.	154,204	1,102	Nintendo Co., Ltd.	26,800	6,755
Tata Motors, Ltd. - ADR	148,664	5,303	Nippon Telegraph & Telephone Corp.	53,107	2,272
		23,702	Nissan Motor Co., Ltd.	211,700	2,013
			Nomura Real Estate Master Fund, Inc.(ö)	415	598
Ireland - 1.2%			NTT DOCOMO, Inc.	97,300	2,347
Accenture PLC Class A	37,002	4,488	Ono Pharmaceutical Co., Ltd.	159,200	3,291
Greencore Group PLC Class A	2,105,910	6,214	Orix JREIT, Inc.(ö)	698	1,107
Medtronic PLC	120,331	9,999	Recruit Holdings Co., Ltd.	28,300	1,430
Willis Towers Watson PLC	71,100	9,429	SoftBank Group Corp.	81,800	6,204
		30,130	Sumitomo Corp.	65,900	881
			Sumitomo Mitsui Financial Group, Inc.	247,600	9,176
Israel - 0.2%			Suzuken Co., Ltd.	17,800	589
Check Point Software Technologies, Ltd.			Taisei Corp.	284,000	2,167
(Æ)	18,015	1,874	Terumo Corp.	19,200	701
Teva Pharmaceutical Industries, Ltd.			Tohoku Electric Power Co., Inc.	84,700	1,130
- ADR	90,600	2,861	Tokio Marine Holdings, Inc.	163,100	6,878
		4,735	Tokyo Electric Power Co., Inc.(Æ)	320,600	1,247
			Toppan Printing Co., Ltd.	56,000	563
Italy - 0.5%			Toyota Motor Corp.	329,900	17,830
Enel SpA	843,198	4,005	United Urban Investment Corp.(ö)	422	638
ENI SpA - ADR	68,152	1,057	West Japan Railway Co.	28,500	1,904
Intesa Sanpaolo SpA	1,152,389	3,351			143,942
Parmalat SpA	236,380	801
Snam Rete Gas SpA	161,453	714	Jersey - 1.0%
Trevi Finanziaria Industriale SpA(Æ)(Ñ)	1,489,405	1,478	Delphi Automotive PLC	109,583	8,810
		11,406	Glencore PLC(Æ)	4,145,300	16,246
					25,056
Japan - 5.8%
ANA Holdings, Inc.	515,000	1,550

See accompanying notes which are an integral part of the financial statements.

172 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Luxembourg - 0.1%			SK Hynix, Inc.	28,151	1,336
ArcelorMittal(Æ)	401,435	3,131			66,220

Mexico - 0.4%			Spain - 0.5%
Grupo Televisa SAB - ADR	435,400	10,580	Banco de Sabadell SA - ADR	1,696,300	3,263
			Endesa SA - ADR	25,849	609
Netherlands - 1.1%			Iberdrola SA	236,993	1,704
EXOR NV	61,452	3,445	Red Electrica Corp. SA	220,004	4,289
Heineken NV(Ñ)	22,282	1,985	Repsol SA - ADR	89,004	1,409
Koninklijke Ahold Delhaize NV	84,627	1,753			11,274
Koninklijke Philips NV	207,607	7,195
Koninklijke Vopak NV	19,802	893	Sweden - 0.8%
NXP Semiconductors NV(Æ)	13,048	1,380	Atlas Copco AB Class B	47,800	1,590
Royal Dutch Shell PLC Class A	30,013	782	Duni AB	260,200	3,687
SBM Offshore NV	78,589	1,293	Loomis AB Class B	163,260	5,926
Yandex NV Class A(Æ)	289,795	7,901	Svenska Handelsbanken AB Class A	436,287	6,189
		26,627	Swedbank AB Class A	35,813	849
			Swedish Match AB	54,976	1,814
New Zealand - 0.1%					20,055
Mercury NZ, Ltd.	303,042	669
Ryman Healthcare, Ltd.	172,920	1,025	Switzerland - 4.1%
		1,694	Allreal Holding AG(Æ)	7,864	1,353
			Basler Kantonalbank	7,914	563
Norway - 0.8%			Chubb, Ltd.	41,960	5,759
DNB ASA	416,398	6,503	Cie Financiere Richemont SA	93,000	7,770
SpareBank 1 SR-Bank ASA	881,252	6,949	Credit Suisse Group AG(Æ)	1,080,749	16,429
Yara International ASA	145,300	5,396	Julius Baer Group, Ltd.(Æ)	222,732	11,605
		18,848	Kuehne & Nagel International AG	51,480	7,783
			LafargeHolcim, Ltd.(Æ)	144,475	8,195
Panama - 0.0%			Nestle SA	213,342	16,434
Carnival Corp.	19,305	1,192	Novartis AG	77,202	5,941
			Roche Holding AG	53,993	14,122
Portugal - 0.1%			Sonova Holding AG	3,986	589
Energias de Portugal SA	861,153	2,843	Swiss Prime Site AG Class A(Æ)	10,016	868
			Swiss Re AG	22,656	1,972
Puerto Rico - 0.3%			Syngenta AG	4,721	2,194
Popular, Inc.	197,400	8,273			101,577

Russia - 1.2%			Taiwan - 1.0%
Lukoil PJSC - ADR	74,621	3,705	Largan Precision Co., Ltd.	35,600	5,911
MMC Norilsk Nickel PJSC	19,949	3,066	Taiwan Semiconductor Manufacturing
Rosneft Oil Co. PJSC - GDR	690,175	3,820	Co., Ltd. - ADR	602,100	19,911
Rosneft Oil Co. PJSC	570,585	3,179			25,822
Sberbank of Russia PJSC Class T	2,947,904	8,557
Sberbank of Russia PJSC - ADR	995,800	8,628	Thailand - 0.6%
		30,955	Kasikornbank PCL	25,200	135
			Siam Commercial Bank PCL (The)	1,631,500	7,340
Singapore - 0.5%			Thai Oil PCL	2,933,700	6,617
DBS Group Holdings, Ltd.	84,800	1,178			14,092
United Overseas Bank, Ltd.(Ñ)	776,200	12,137
		13,315	United Kingdom - 7.2%
			Aon PLC	65,290	7,824
South Korea - 2.7%			Barclays PLC	4,226,806	11,522
BNK Financial Group, Inc.	202,093	1,696	Barratt Developments PLC	1,100,368	8,257
Hyundai Motor Co.	27,437	3,468	BBA Aviation PLC	1,573,016	6,341
Kia Motors Corp.	165,800	5,070	Bellway PLC	229,254	8,449
Netmarble Games Corp.(Æ)(Þ)	2,831	391	BHP Billiton PLC - ADR	189,400	5,820
Samsung Electronics Co., Ltd.	26,580	51,960	BP PLC	2,019,542	11,555
Shinhan Financial Group Co., Ltd.	55,079	2,299	British American Tobacco PLC	192,426	13,021

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 173

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
CNH Industrial NV	1,582,200	17,441	CalAtlantic Group, Inc.	100,984	3,658
Diageo PLC	388,250	11,308	Capital One Financial Corp.	78,900	6,342
Experian PLC	288,700	6,199	Carter's, Inc.	57,000	5,246
GlaxoSmithKline PLC - ADR	60,325	1,213	Caterpillar, Inc.	57,700	5,900
HSBC Holdings PLC	170,816	1,407	Centennial Resource Development, Inc.
Imperial Tobacco Group PLC	78,251	3,830	(Å)(Æ)	11,723	174
John Wood Group PLC	206,614	2,029	Charles Schwab Corp. (The)	179,499	6,974
Just Eat PLC(Æ)	1,092,157	8,161	Charter Communications, Inc. Class
Kingfisher PLC	429,622	1,899	A(Æ)	66,481	22,946
Marks & Spencer Group PLC	970,700	4,610	Chevron Corp.	48,484	5,173
National Grid PLC	49,708	644	Cigna Corp.	69,782	10,912
Persimmon PLC Class A	297,534	8,976	Cincinnati Financial Corp.	12,084	871
Reckitt Benckiser Group PLC	17,609	1,622	Cisco Systems, Inc.	95,634	3,258
RELX NV(Ñ)	76,639	1,481	Citigroup, Inc.	383,871	22,694
RELX PLC	46,282	938	Clorox Co. (The)	27,121	3,626
Royal Dutch Shell PLC Class B	291,285	7,756	Coca-Cola Co. (The)	86,658	3,739
Shaftesbury PLC(ö)	118,241	1,427	Colgate-Palmolive Co.	19,845	1,430
Standard Chartered PLC(Æ)	533,242	4,978	Comcast Corp. Class A	32,390	1,269
Taylor Wimpey PLC	3,393,992	8,789	Conduent, Inc.(Æ)	100,720	1,643
Vodafone Group PLC	382,381	986	Corning, Inc.	26,329	760
Worldpay Group PLC(Þ)	1,037,406	4,031	CoStar Group, Inc.(Æ)	33,131	7,981
WPP PLC	263,994	5,649	Costco Wholesale Corp.	14,003	2,486
		178,163	CR Bard, Inc.	27,754	8,534
			CSX Corp.	156,655	7,964
United States - 48.5%			Cummins, Inc.	26,300	3,969
3M Co.	18,920	3,705	CVS Health Corp.	32,180	2,653
Abbott Laboratories	15,543	678	Danaher Corp.	6,203	517
Abiomed, Inc.(Æ)	33,578	4,376	Darden Restaurants, Inc.	22,977	1,957
Advanced Micro Devices, Inc.(Æ)	575,873	7,659	Dime Community Bancshares, Inc.	246,600	4,796
Aflac, Inc.	20,834	1,560	Domino's Pizza, Inc.	5,809	1,054
Align Technology, Inc.(Æ)	42,996	5,788	Dow Chemical Co. (The)	24,636	1,547
Allergan PLC(Æ)	17,384	4,239	DR Horton, Inc.	463,311	15,238
ALLETE, Inc.	104,800	7,327	Dr Pepper Snapple Group, Inc.	30,540	2,799
Allstate Corp. (The)	47,129	3,831	Duke Energy Corp.	14,040	1,158
Alphabet, Inc. Class A(Æ)	16,046	14,835	eBay, Inc.(Æ)	75,800	2,532
Alphabet, Inc. Class C(Æ)	44,781	40,570	Edwards Lifesciences Corp.(Æ)	68,116	7,470
Altria Group, Inc.	67,439	4,841	Eli Lilly & Co.	17,772	1,458
Amazon.com, Inc.(Æ)	24,111	22,302	Estee Lauder Cos., Inc. (The) Class A	11,714	1,021
American Electric Power Co., Inc.	16,518	1,120	Expedia, Inc.	11,472	1,534
American International Group, Inc.	160,971	9,804	Exxon Mobil Corp.	73,743	6,021
Ameris Bancorp	151,320	7,127	Facebook, Inc. Class A(Æ)	217,477	32,675
Analog Devices, Inc.	13,859	1,056	Fastenal Co.	175,415	7,838
Annaly Capital Management, Inc.(ö)	137,498	1,624	Fifth Third Bancorp	200,700	4,903
Anthem, Inc.	92,949	16,535	Foot Locker, Inc.	7,417	574
Apple, Inc.	221,193	31,773	Franklin Resources, Inc.	155,800	6,717
Applied Materials, Inc.	18,100	735	General Dynamics Corp.	45,436	8,805
AT&T, Inc.	114,989	4,557	General Electric Co.	599,106	17,368
Avnet, Inc.	135,200	5,231	General Motors Co.	334,555	11,589
Baker Hughes, Inc.	164,587	9,771	Gilead Sciences, Inc.	22,012	1,509
Bank of America Corp.	1,380,590	32,223	Goldman Sachs Group, Inc. (The)	27,584	6,173
Baxter International, Inc.	151,667	8,445	Hartford Financial Services Group, Inc.	18,800	909
Berkshire Hathaway, Inc. Class B(Æ)	37,000	6,113	HCA Holdings, Inc.(Æ)	114,200	9,617
BlackRock, Inc. Class A	10,245	3,940	Hewlett Packard Enterprise Co.	191,800	3,573
Boeing Co. (The)	6,974	1,289	Hilton Worldwide Holdings, Inc.	119,125	7,025
Bristol-Myers Squibb Co.	176,747	9,907	Hologic, Inc.(Æ)	129,661	5,854
Brookline Bancorp, Inc.	352,276	5,126	Home Depot, Inc. (The)	23,646	3,691
CA, Inc.	26,697	876	Honeywell International, Inc.	26,591	3,487
Cabot Oil & Gas Corp.	378,000	8,785	Huntington Bancshares, Inc.	492,118	6,329

See accompanying notes which are an integral part of the financial statements.

174 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$		or Shares			$
Hyatt Hotels Corp. Class A(Æ)	23,804	1,321	ServiceNow, Inc.(Æ)		124,842		11,795
Intel Corp.	393,652	14,231	Southern Co. (The)		21,882		1,090
Intercontinental Exchange, Inc.	163,078	9,817	Southwest Bancorp, Inc.		172,800		4,484
International Bancshares Corp.	201,918	7,552	SS&C Technologies Holdings, Inc.		152,551		5,605
International Business Machines Corp.	12,756	2,045	Starwood Property Trust, Inc.(ö)		49,040		1,113
International Paper Co.	138,186	7,458	Symantec Corp.		58,587		1,853
JM Smucker Co. (The)	47,200	5,981	Synchrony Financial		204,529		5,686
Johnson & Johnson	163,618	20,202	Tesoro Corp.		9,686		772
JPMorgan Chase & Co.	361,094	31,415	Thermo Fisher Scientific, Inc.		9,998		1,653
Lamb Weston Holdings, Inc.	12,439	519	Torchmark Corp.		7,010		538
Lennar Corp. Class A	169,100	8,540	TransUnion(Æ)		142,292		5,696
Liberty Broadband Corp. Class C(Æ)	17,812	1,624	Travelers Cos., Inc. (The)		19,756		2,404
Liberty Interactive Corp.(Æ)	26,226	1,412	Ultimate Software Group, Inc.(Æ)		30,373		6,156
Lockheed Martin Corp.	14,396	3,879	United Parcel Service, Inc. Class B		14,196		1,526
LyondellBasell Industries NV Class A	6,539	554	United Technologies Corp.		21,712		2,584
Marathon Petroleum Corp.	109,200	5,563	UnitedHealth Group, Inc.		233,967		40,915
Marriott International, Inc. Class A	62,018	5,856	Valero Energy Corp.		25,351		1,638
MasterCard, Inc. Class A	72,432	8,426	Verizon Communications, Inc.		148,667		6,825
McDonald's Corp.	25,159	3,520	Viacom, Inc. Class B		168,828		7,185
Merck & Co., Inc.	231,431	14,425	Visa, Inc. Class A		168,203		15,344
Meritage Homes Corp.(Æ)	47,500	1,850	Visteon Corp.(Æ)		16,466		1,695
MFA Financial, Inc.(ö)	79,396	660	VMware, Inc. Class A(Æ)(Ñ)		14,808		1,394
Microchip Technology, Inc.	116,395	8,797	Walgreens Boots Alliance, Inc.		12,101		1,047
Micron Technology, Inc.(Æ)	210,337	5,820	Wal-Mart Stores, Inc.		46,139		3,469
Microsoft Corp.	468,392	32,066	Walt Disney Co. (The)		44,391		5,132
Middleby Corp.(Æ)	57,682	7,852	Waste Management, Inc.		45,529		3,314
Monster Beverage Corp.(Æ)	180,601	8,196	Waters Corp.(Æ)		5,806		986
Moody's Corp.	37,100	4,390	Web.com Group, Inc.(Æ)		322,000		6,215
MSC Industrial Direct Co., Inc. Class A	21,474	1,923	Webster Financial Corp.		159,300		8,094
Netflix, Inc.(Æ)	79,232	12,059	Wells Fargo & Co.		325,983		17,551
Newfield Exploration Co.(Æ)	159,197	5,511	WESCO International, Inc.(Æ)		107,200		6,534
NewMarket Corp.	1,843	868	Westar Energy, Inc. Class A		29,668		1,544
NextEra Energy, Inc.	52,000	6,945	Western Union Co. (The)		302,200		6,002
Northrop Grumman Corp.	7,072	1,739	Workday, Inc. Class A(Æ)		118,615		10,367
NVIDIA Corp.	12,066	1,258	Xcel Energy, Inc.		9,457		426
Occidental Petroleum Corp.	40,044	2,464	Xerox Corp.		503,600		3,621
Oracle Corp.	91,671	4,122	Zillow Group, Inc.(Æ)(Ñ)		154,345		6,019
Parsley Energy, Inc. Class A(Æ)	23,572	702	Zimmer Biomet Holdings, Inc.		8,297		993
PepsiCo, Inc.	114,158	12,932					1,205,872
Pfizer, Inc.	421,669	14,303
PG&E Corp.	17,028	1,142	Virgin Islands, British - 0.1%
Philip Morris International, Inc.	15,176	1,682	Ocelot Partners, Ltd.(Æ)(Þ)		144,126		1,441
Phillips 66	41,499	3,302
Pioneer Natural Resources Co.	24,757	4,283	Total Common Stocks
Platform Specialty Products Corp.(Æ)	674,294	9,555	(cost $1,919,771)				2,392,665
PNC Financial Services Group, Inc.
(The)	50,218	6,014
Praxair, Inc.	56,800	7,099	Options Purchased - 0.0%
Priceline Group, Inc. (The)(Æ)	10,025	18,515	(Number of Contracts)
Procter & Gamble Co. (The)	77,563	6,774	S&P 500 Index
			May 2017 2,276.44 Put (104,455)	USD	104	(ÿ)	331
Progressive Corp. (The)	33,257	1,321	Total Options Purchased
Public Service Enterprise Group, Inc.	13,437	592
			(cost $2,424)				331
Quest Diagnostics, Inc.	93,156	9,828	Warrants & Rights - 0.0%
Range Resources Corp.	283,700	7,515	Virgin Islands, British - 0.0%
Raytheon Co.	14,126	2,192	Ocelot Partners, Ltd.(Æ)
Regal Entertainment Group Class A(Ñ)	138,585	3,059	2020 Warrants		144,126		65
Republic Services, Inc. Class A	22,422	1,412
Schlumberger, Ltd.	107,960	7,837

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 175

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($)		Value
		or Shares		$
	Total Warrants & Rights
	(cost $1)			65

Short	-Term Investments - 4.0%
	United States - 4.0%
	U.S. Cash Management Fund	82,886,528	(8)	82,903
	United States Treasury Bills
	0.616% due 05/11/17(~)(§)	900		900
	0.699% due 06/22/17(~)(§)	10,200		10,190
	0.744% due 07/13/17(~)(§)	5,000		4,992
				98,985
	Total Short-Term Investments
	(cost $98,982)			98,985

	Other Securities - 1.9%
	U.S. Cash Collateral Fund(×)	47,230,617	(8)	47,231
	Total Other Securities
	(cost $47,231)			47,231

	Total Investments 102.3%
	(identified cost $2,068,409)			2,539,277

	Other Assets and Liabilities, Net
-	(2.3%)			(56,149)
	Net Assets - 100.0%			2,483,128

See accompanying notes which are an integral part of the financial statements.

176 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

					Principal	Cost per		Cost	Fair Value
% of Net Assets			Acquisition		Amount ($)	Unit		(000)	(000)
Securities			Date		or shares	$		$	$
0.0%
Centennial Resource Development, Inc.			12/19/16		11,723		14.54	170	174
China Hongxing Sports, Ltd.			08/27/10		6,320,000		—	764	—
									174
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
									Unrealized
								Appreciation
			Number of			Notional	Expiration	(Depreciation)
			Contracts			Amount	Date		$
Long Positions
CAC40 10 Euro Index Futures				39	EUR	2,034	05/17		111
DAX Index Futures				6	EUR	1,870	06/17		78
EURO STOXX 50 Index Futures				35	EUR	1,228	06/17		59
FTSE 100 Index Futures				21	GBP	1,505	06/17		3
Hang Seng Index Futures				4	HKD	4,912	05/17		9
MSCI Emerging Markets Mini Index Futures				273	USD	24,895	06/17		1,294
OMXS30 Index Futures				20	SEK	3,236	05/17		16
S&P 500 E-Mini Index Futures				616	USD	73,319	06/17		705
S&P Mid 400 E-Mini Index Futures				8	USD	1,384	06/17		18
S&P/TSX 60 Index Futures				140	CAD	25,670	06/17		24
SPI 200 Index Futures				9	AUD	1,330	06/17		15
TOPIX Index Futures				515	JPY	7,879,500	06/17		(363)
Short Positions
FTSE 100 Index Futures				636	GBP	45,569	06/17		970
Hang Seng Index Futures				79	HKD	97,016	05/17		(152)
MSCI Emerging Markets Mini Index Futures				1,952	USD	95,550	06/17		(3,544)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)									(757)

Options Written
Amounts in thousands (except contract amounts)
		Number of		Strike		Notional	Expiration		Fair Value
	Call/Put	Contracts		Price		Amount	Date		$
S&P 500 Index	Put	104,455		2,036.81	USD	104	05/19/17		(31)
Total Liability for Options Written (premiums received $522)									(31)

Transactions in options written contracts for the period ended April 30, 2017 were as follows:
				Number of		Premiums
				Contracts		Received
Outstanding October 31, 2016					—	$—
Opened				269,662		3,342
Closed					(18,508)	(733)
Expired				(146,699)		(2,087)
Outstanding April 30, 2017				104,455		$522

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 177

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	75	AUD	100	06/21/17	(1)
Bank of America	USD	114	AUD	150	06/21/17	(1)
Bank of America	USD	153	AUD	200	06/21/17	(3)
Bank of America	USD	230	AUD	300	06/21/17	(5)
Bank of America	USD	149	CAD	200	06/21/17	(3)
Bank of America	USD	150	CAD	200	06/21/17	(4)
Bank of America	USD	226	CAD	300	06/21/17	(6)
Bank of America	USD	300	CAD	400	06/21/17	(7)
Bank of America	USD	18,065	CAD	24,000	06/21/17	(472)
Bank of America	USD	2,039	CHF	2,000	06/21/17	(23)
Bank of America	USD	534	EUR	500	06/21/17	12
Bank of America	USD	538	EUR	500	06/21/17	8
Bank of America	USD	641	EUR	600	06/21/17	14
Bank of America	USD	1,072	EUR	1,000	06/21/17	20
Bank of America	USD	1,602	EUR	1,500	06/21/17	36
Bank of America	USD	26,176	EUR	24,268	06/21/17	325
Bank of America	USD	252	GBP	200	06/21/17	8
Bank of America	USD	257	GBP	200	06/21/17	2
Bank of America	USD	370	GBP	300	06/21/17	19
Bank of America	USD	375	GBP	300	06/21/17	14
Bank of America	USD	129	HKD	1,000	06/21/17	—
Bank of America	USD	129	HKD	1,000	06/21/17	—
Bank of America	USD	129	HKD	1,000	06/21/17	—
Bank of America	USD	3,014	JPY	335,201	05/02/17	(7)
Bank of America	USD	276	JPY	30,000	06/21/17	(6)
Bank of America	USD	277	JPY	30,000	06/21/17	(7)
Bank of America	USD	359	JPY	40,000	06/21/17	—
Bank of America	USD	531	JPY	60,000	06/21/17	9
Bank of America	USD	1,814	JPY	200,000	06/21/17	(16)
Bank of America	USD	56	SEK	500	06/21/17	1
Bank of America	USD	79	SEK	700	06/21/17	1
Bank of America	USD	111	SEK	1,000	06/21/17	2
Bank of America	AUD	100	USD	75	06/21/17	—
Bank of America	AUD	100	USD	75	06/21/17	—
Bank of America	AUD	200	USD	151	06/21/17	1
Bank of America	AUD	475	USD	356	06/21/17	1
Bank of America	AUD	1,000	USD	749	06/21/17	1
Bank of America	CAD	200	USD	150	06/21/17	3
Bank of America	CAD	200	USD	147	06/21/17	—
Bank of America	CAD	300	USD	221	06/21/17	1
Bank of America	CAD	600	USD	448	06/21/17	8
Bank of America	CAD	1,400	USD	1,038	06/21/17	11
Bank of America	EUR	400	USD	437	06/21/17	—
Bank of America	EUR	500	USD	532	06/21/17	(14)
Bank of America	EUR	1,000	USD	1,096	06/21/17	4
Bank of America	EUR	1,800	USD	1,913	06/21/17	(52)
Bank of America	EUR	4,000	USD	4,256	06/21/17	(112)
Bank of America	GBP	100	USD	130	06/21/17	—
Bank of America	GBP	200	USD	250	06/21/17	(9)
Bank of America	GBP	300	USD	385	06/21/17	(4)
Bank of America	GBP	550	USD	682	06/21/17	(32)
Bank of America	GBP	1,400	USD	1,709	06/21/17	(107)
Bank of America	HKD	300	USD	39	06/21/17	—

See accompanying notes which are an integral part of the financial statements.

178 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	HKD	1,000	USD	129	06/21/17	—
Bank of America	HKD	1,000	USD	129	06/21/17	—
Bank of America	HKD	1,000	USD	129	06/21/17	—
Bank of America	HKD	3,000	USD	387	06/21/17	1
Bank of America	JPY	361,975	USD	3,254	05/02/17	7
Bank of America	JPY	30,000	USD	274	06/21/17	5
Bank of America	JPY	30,000	USD	270	06/21/17	—
Bank of America	JPY	50,000	USD	451	06/21/17	1
Bank of America	JPY	125,000	USD	1,127	06/21/17	4
Bank of America	JPY	300,000	USD	2,621	06/21/17	(75)
Bank of America	JPY	1,400,000	USD	12,411	06/21/17	(173)
Bank of America	SEK	500	USD	57	06/21/17	1
Bank of America	SEK	500	USD	57	06/21/17	—
Bank of America	SEK	1,200	USD	133	06/21/17	(3)
Bank of America	SEK	2,600	USD	289	06/21/17	(5)
Bank of Montreal	USD	545	AUD	714	06/21/17	(11)
Bank of Montreal	USD	7,315	AUD	9,574	06/21/17	(152)
Bank of Montreal	USD	738	CAD	984	06/21/17	(17)
Bank of Montreal	USD	6,950	CAD	9,268	06/21/17	(156)
Bank of Montreal	USD	3,322	EUR	3,139	06/21/17	106
Bank of Montreal	USD	1,229	GBP	998	06/21/17	66
Bank of Montreal	USD	5,213	GBP	4,234	06/21/17	279
Bank of Montreal	USD	333	HKD	2,579	06/21/17	(1)
Bank of Montreal	USD	1,174	HKD	9,100	06/21/17	(2)
Bank of Montreal	USD	1,669	JPY	189,482	06/21/17	34
Bank of Montreal	USD	13,055	JPY	1,481,942	06/21/17	265
Bank of Montreal	USD	217	SEK	1,954	06/21/17	4
Bank of Montreal	AUD	50	USD	38	06/21/17	1
Bank of Montreal	CAD	30	USD	22	06/21/17	1
Bank of Montreal	CHF	8,898	USD	8,858	06/21/17	(112)
Bank of Montreal	DKK	1,700	USD	242	06/21/17	(8)
Bank of Montreal	EUR	200	USD	217	06/21/17	(1)
Bank of Montreal	EUR	4,974	USD	5,263	06/21/17	(168)
Bank of Montreal	EUR	6,510	USD	6,889	06/21/17	(220)
Bank of Montreal	GBP	100	USD	125	06/21/17	(5)
Bank of Montreal	GBP	8,741	USD	10,762	06/21/17	(576)
Bank of Montreal	HKD	300	USD	39	06/21/17	—
Bank of Montreal	HKD	18,304	USD	2,361	06/21/17	5
Bank of Montreal	JPY	10,000	USD	90	06/21/17	—
Bank of Montreal	JPY	892,400	USD	7,861	06/21/17	(160)
Bank of Montreal	NOK	36,436	USD	4,328	06/21/17	82
Bank of Montreal	SEK	27,400	USD	3,041	06/21/17	(60)
BNP Paribas	USD	540	AUD	714	06/21/17	(6)
BNP Paribas	USD	7,247	AUD	9,574	06/21/17	(85)
BNP Paribas	USD	737	CAD	984	06/21/17	(15)
BNP Paribas	USD	6,934	CAD	9,268	06/21/17	(139)
BNP Paribas	USD	3,313	EUR	3,139	06/21/17	115
BNP Paribas	USD	1,228	GBP	998	06/21/17	66
BNP Paribas	USD	5,211	GBP	4,234	06/21/17	281
BNP Paribas	USD	333	HKD	2,579	06/21/17	(1)
BNP Paribas	USD	1,174	HKD	9,100	06/21/17	(2)
BNP Paribas	USD	1,663	JPY	189,482	06/21/17	41
BNP Paribas	USD	13,005	JPY	1,481,942	06/21/17	316

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 179

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	USD	217	SEK	1,954	06/21/17	5
BNP Paribas	AUD	250	USD	191	06/21/17	3
BNP Paribas	CAD	330	USD	247	06/21/17	5
BNP Paribas	CHF	8,898	USD	8,830	06/21/17	(140)
BNP Paribas	DKK	1,700	USD	241	06/21/17	(8)
BNP Paribas	EUR	950	USD	1,031	06/21/17	(7)
BNP Paribas	EUR	4,974	USD	5,249	06/21/17	(182)
BNP Paribas	EUR	6,510	USD	6,871	06/21/17	(238)
BNP Paribas	GBP	275	USD	344	06/21/17	(12)
BNP Paribas	GBP	8,741	USD	10,757	06/21/17	(581)
BNP Paribas	HKD	850	USD	110	06/21/17	—
BNP Paribas	HKD	18,304	USD	2,361	06/21/17	5
BNP Paribas	JPY	50,000	USD	452	06/21/17	2
BNP Paribas	JPY	892,400	USD	7,831	06/21/17	(190)
BNP Paribas	NOK	36,436	USD	4,302	06/21/17	56
BNP Paribas	SEK	650	USD	74	06/21/17	1
BNP Paribas	SEK	27,400	USD	3,037	06/21/17	(65)
Brown Brothers Harriman	USD	402	CHF	399	05/02/17	—
Brown Brothers Harriman	USD	12,123	CHF	12,000	06/21/17	(26)
Brown Brothers Harriman	USD	54	EUR	50	05/02/17	—
Brown Brothers Harriman	USD	562	JPY	62,447	05/02/17	(2)
Brown Brothers Harriman	USD	361	JPY	40,259	05/08/17	—
Brown Brothers Harriman	USD	6,212	JPY	700,000	06/21/17	80
Brown Brothers Harriman	USD	5,691	SEK	50,000	06/21/17	(31)
Brown Brothers Harriman	AUD	15,000	USD	11,495	06/21/17	273
Brown Brothers Harriman	CAD	16,000	USD	12,034	06/21/17	303
Brown Brothers Harriman	EUR	601	USD	655	05/03/17	1
Brown Brothers Harriman	EUR	15,000	USD	16,171	06/21/17	(208)
Brown Brothers Harriman	SEK	584	USD	66	05/02/17	—
Brown Brothers Harriman	SEK	618	USD	70	05/03/17	—
Citigroup	USD	77	AUD	100	06/21/17	(2)
Citigroup	USD	211	AUD	275	06/21/17	(6)
Citigroup	USD	301	AUD	400	06/21/17	(1)
Citigroup	USD	75	CAD	100	06/21/17	(2)
Citigroup	USD	75	CAD	100	06/21/17	(2)
Citigroup	USD	263	CAD	350	06/21/17	(6)
Citigroup	USD	371	CAD	500	06/21/17	(5)
Citigroup	USD	321	EUR	300	06/21/17	7
Citigroup	USD	325	EUR	300	06/21/17	2
Citigroup	USD	1,241	EUR	1,150	06/21/17	15
Citigroup	USD	1,720	EUR	1,600	06/21/17	27
Citigroup	USD	126	GBP	100	06/21/17	4
Citigroup	USD	250	GBP	200	06/21/17	9
Citigroup	USD	435	GBP	350	06/21/17	19
Citigroup	USD	642	GBP	500	06/21/17	7
Citigroup	USD	39	HKD	300	06/21/17	—
Citigroup	USD	123	HKD	950	06/21/17	—
Citigroup	USD	129	HKD	1,000	06/21/17	—
Citigroup	USD	92	JPY	10,000	06/21/17	(2)
Citigroup	USD	181	JPY	20,000	06/21/17	(1)
Citigroup	USD	624	JPY	70,000	06/21/17	5
Citigroup	USD	917	JPY	100,000	06/21/17	(18)
Citigroup	USD	91	SEK	800	06/21/17	—

See accompanying notes which are an integral part of the financial statements.

180 Global Equity Fund

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	USD	134	SEK	1,200	06/21/17	2
Citigroup	AUD	100	USD	75	06/21/17	—
Citigroup	AUD	100	USD	76	06/21/17	1
Citigroup	AUD	100	USD	76	06/21/17	1
Citigroup	AUD	200	USD	151	06/21/17	2
Citigroup	AUD	300	USD	226	06/21/17	2
Citigroup	CAD	100	USD	75	06/21/17	2
Citigroup	CAD	100	USD	75	06/21/17	1
Citigroup	CAD	200	USD	149	06/21/17	3
Citigroup	CAD	300	USD	224	06/21/17	4
Citigroup	CAD	500	USD	371	06/21/17	5
Citigroup	EUR	100	USD	108	06/21/17	(1)
Citigroup	EUR	200	USD	213	06/21/17	(5)
Citigroup	EUR	200	USD	218	06/21/17	—
Citigroup	EUR	600	USD	651	06/21/17	(4)
Citigroup	EUR	1,000	USD	1,071	06/21/17	(21)
Citigroup	EUR	1,500	USD	1,598	06/21/17	(41)
Citigroup	GBP	100	USD	125	06/21/17	(5)
Citigroup	GBP	100	USD	129	06/21/17	(1)
Citigroup	GBP	100	USD	125	06/21/17	(4)
Citigroup	GBP	100	USD	125	06/21/17	(4)
Citigroup	GBP	200	USD	245	06/21/17	(15)
Citigroup	GBP	300	USD	376	06/21/17	(14)
Citigroup	GBP	500	USD	609	06/21/17	(39)
Citigroup	HKD	1,000	USD	129	06/21/17	—
Citigroup	HKD	1,000	USD	129	06/21/17	—
Citigroup	HKD	1,000	USD	129	06/21/17	—
Citigroup	HKD	1,000	USD	129	06/21/17	—
Citigroup	JPY	10,000	USD	92	06/21/17	2
Citigroup	JPY	10,000	USD	90	06/21/17	—
Citigroup	JPY	10,000	USD	90	06/21/17	1
Citigroup	JPY	20,000	USD	181	06/21/17	1
Citigroup	JPY	30,000	USD	264	06/21/17	(5)
Citigroup	JPY	30,000	USD	272	06/21/17	2
Citigroup	JPY	100,000	USD	876	06/21/17	(23)
Citigroup	SEK	200	USD	22	06/21/17	—
Citigroup	SEK	500	USD	57	06/21/17	—
Citigroup	SEK	500	USD	56	06/21/17	(1)
Citigroup	SEK	600	USD	67	06/21/17	(1)
Citigroup	SEK	1,000	USD	112	06/21/17	(1)
Commonwealth Bank of Australia	USD	545	AUD	714	06/21/17	(11)
Commonwealth Bank of Australia	USD	7,306	AUD	9,574	06/21/17	(144)
Commonwealth Bank of Australia	USD	738	CAD	984	06/21/17	(17)
Commonwealth Bank of Australia	USD	6,951	CAD	9,268	06/21/17	(156)
Commonwealth Bank of Australia	USD	3,324	EUR	3,139	06/21/17	104
Commonwealth Bank of Australia	USD	1,229	GBP	998	06/21/17	66
Commonwealth Bank of Australia	USD	5,214	GBP	4,234	06/21/17	278
Commonwealth Bank of Australia	USD	333	HKD	2,579	06/21/17	(1)
Commonwealth Bank of Australia	USD	1,174	HKD	9,100	06/21/17	(3)
Commonwealth Bank of Australia	USD	1,670	JPY	189,482	06/21/17	33
Commonwealth Bank of Australia	USD	13,061	JPY	1,481,942	06/21/17	259
Commonwealth Bank of Australia	USD	217	SEK	1,954	06/21/17	4
Commonwealth Bank of Australia	CHF	8,898	USD	8,865	06/21/17	(105)

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 181

Russell Investment Company
Global Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Commonwealth Bank of Australia	DKK	1,700	USD	242	06/21/17	(7)
Commonwealth Bank of Australia	EUR	4,974	USD	5,266	06/21/17	(165)
Commonwealth Bank of Australia	EUR	6,510	USD	6,892	06/21/17	(216)
Commonwealth Bank of Australia	GBP	8,741	USD	10,763	06/21/17	(574)
Commonwealth Bank of Australia	HKD	18,304	USD	2,361	06/21/17	5
Commonwealth Bank of Australia	JPY	892,400	USD	7,865	06/21/17	(156)
Commonwealth Bank of Australia	NOK	36,436	USD	4,329	06/21/17	83
Commonwealth Bank of Australia	SEK	27,400	USD	3,043	06/21/17	(59)
Northern Trust	USD	200	CHF	199	05/02/17	—
Northern Trust	EUR	245	USD	267	05/02/17	—
Royal Bank of Canada	USD	541	AUD	714	06/21/17	(7)
Royal Bank of Canada	USD	990	AUD	1,300	06/21/17	(17)
Royal Bank of Canada	USD	7,257	AUD	9,574	06/21/17	(95)
Royal Bank of Canada	USD	737	CAD	984	06/21/17	(15)
Royal Bank of Canada	USD	1,347	CAD	1,800	06/21/17	(28)
Royal Bank of Canada	USD	6,936	CAD	9,268	06/21/17	(142)
Royal Bank of Canada	USD	3,315	EUR	3,139	06/21/17	114
Royal Bank of Canada	USD	6,545	EUR	6,000	06/21/17	7
Royal Bank of Canada	USD	1,228	GBP	998	06/21/17	67
Royal Bank of Canada	USD	2,266	GBP	1,800	06/21/17	68
Royal Bank of Canada	USD	5,209	GBP	4,234	06/21/17	283
Royal Bank of Canada	USD	333	HKD	2,579	06/21/17	(1)
Royal Bank of Canada	USD	645	HKD	5,000	06/21/17	(1)
Royal Bank of Canada	USD	1,174	HKD	9,100	06/21/17	(3)
Royal Bank of Canada	USD	1,665	JPY	189,482	06/21/17	38
Royal Bank of Canada	USD	3,175	JPY	350,000	06/21/17	(29)
Royal Bank of Canada	USD	13,024	JPY	1,481,942	06/21/17	296
Royal Bank of Canada	USD	217	SEK	1,954	06/21/17	4
Royal Bank of Canada	USD	435	SEK	3,800	06/21/17	(5)
Royal Bank of Canada	AUD	100	USD	75	06/21/17	—
Royal Bank of Canada	CAD	100	USD	75	06/21/17	2
Royal Bank of Canada	CHF	8,898	USD	8,839	06/21/17	(130)
Royal Bank of Canada	DKK	1,700	USD	242	06/21/17	(8)
Royal Bank of Canada	EUR	300	USD	319	06/21/17	(9)
Royal Bank of Canada	EUR	4,974	USD	5,251	06/21/17	(180)
Royal Bank of Canada	EUR	6,510	USD	6,874	06/21/17	(235)
Royal Bank of Canada	GBP	100	USD	124	06/21/17	(5)
Royal Bank of Canada	GBP	8,741	USD	10,754	06/21/17	(585)
Royal Bank of Canada	HKD	18,304	USD	2,361	06/21/17	5
Royal Bank of Canada	JPY	20,000	USD	181	06/21/17	1
Royal Bank of Canada	JPY	892,400	USD	7,843	06/21/17	(178)
Royal Bank of Canada	NOK	36,436	USD	4,310	06/21/17	64
Royal Bank of Canada	SEK	27,400	USD	3,043	06/21/17	(58)
Standard Chartered	USD	545	AUD	714	06/21/17	(11)
Standard Chartered	USD	7,313	AUD	9,574	06/21/17	(150)
Standard Chartered	USD	738	CAD	984	06/21/17	(17)
Standard Chartered	USD	6,951	CAD	9,268	06/21/17	(156)
Standard Chartered	USD	3,322	EUR	3,139	06/21/17	107
Standard Chartered	USD	1,229	GBP	998	06/21/17	66
Standard Chartered	USD	5,212	GBP	4,234	06/21/17	280
Standard Chartered	USD	333	HKD	2,579	06/21/17	(1)
Standard Chartered	USD	1,174	HKD	9,100	06/21/17	(3)
Standard Chartered	USD	1,669	JPY	189,482	06/21/17	34

See accompanying notes which are an integral part of the financial statements.

182 Global Equity Fund

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Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Standard Chartered	USD	13,052	JPY	1,481,942	06/21/17	268
Standard Chartered	USD	217	SEK	1,954	06/21/17	4
Standard Chartered	CHF	8,898	USD	8,861	06/21/17	(109)
Standard Chartered	DKK	1,700	USD	242	06/21/17	(7)
Standard Chartered	EUR	4,974	USD	5,262	06/21/17	(169)
Standard Chartered	EUR	6,510	USD	6,888	06/21/17	(221)
Standard Chartered	GBP	8,741	USD	10,759	06/21/17	(579)
Standard Chartered	HKD	18,304	USD	2,361	06/21/17	5
Standard Chartered	JPY	892,400	USD	7,860	06/21/17	(162)
Standard Chartered	NOK	36,436	USD	4,325	06/21/17	79
Standard Chartered	SEK	27,400	USD	3,043	06/21/17	(59)
State Street	USD	2,182	EUR	2,000	06/21/17	2
State Street	USD	387	HKD	3,000	06/21/17	(1)
State Street	USD	379	JPY	42,203	05/01/17	(1)
State Street	USD	447	JPY	49,714	05/02/17	(1)
State Street	USD	6,788	JPY	755,699	05/08/17	(7)
State Street	AUD	50	USD	39	06/21/17	1
State Street	AUD	2,200	USD	1,664	06/21/17	18
State Street	CAD	50	USD	37	06/21/17	1
State Street	CAD	2,800	USD	2,086	06/21/17	33
State Street	CHF	5,037	USD	5,013	06/21/17	(64)
State Street	EUR	2,342	USD	2,551	05/03/17	—
State Street	EUR	100	USD	108	06/21/17	(1)
State Street	EUR	9,500	USD	10,167	06/21/17	(208)
State Street	GBP	2,116	USD	2,726	05/02/17	(14)
State Street	GBP	50	USD	62	06/21/17	(3)
State Street	GBP	2,900	USD	3,555	06/21/17	(207)
State Street	HKD	8,000	USD	1,032	06/21/17	2
State Street	JPY	10,000	USD	89	06/21/17	(1)
State Street	JPY	550,000	USD	4,810	06/21/17	(133)
State Street	NOK	1,487	USD	173	05/02/17	—
State Street	SEK	6,300	USD	708	06/21/17	(5)
State Street	THB	8,801	USD	253	05/02/17	(1)
UBS	USD	6,063	AUD	8,000	06/21/17	(78)
UBS	USD	1,220	DKK	8,500	06/21/17	28
UBS	USD	2,496	GBP	2,000	06/21/17	99
UBS	USD	229	SEK	2,000	06/21/17	(2)
UBS	AUD	370	USD	283	06/21/17	6
UBS	CAD	520	USD	390	06/21/17	9
UBS	EUR	1,700	USD	1,839	06/21/17	(17)
UBS	EUR	7,000	USD	7,464	06/21/17	(180)
UBS	GBP	500	USD	619	06/21/17	(29)
UBS	GBP	800	USD	1,002	06/21/17	(36)
UBS	GBP	4,500	USD	5,546	06/21/17	(290)
UBS	HKD	1,200	USD	155	06/21/17	—
UBS	JPY	90,000	USD	798	06/21/17	(11)
UBS	JPY	200,000	USD	1,810	06/21/17	13
UBS	JPY	700,000	USD	6,171	06/21/17	(121)
UBS	NOK	20,000	USD	2,374	06/21/17	44
UBS	SEK	1,100	USD	125	06/21/17	1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(5,443)

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Australia	$—	$29,514	$—	$—	$29,514	1.2
Austria	—	6,889	—	—	6,889	0.3
Belgium	—	11,224	—	—	11,224	0.5
Bermuda	3,166	—	—	—	3,166	0.1
Brazil	15,870	—	—	—	15,870	0.6
Canada	22,677	—	—	—	22,677	0.9
Cayman Islands	11,676	17,645	—	—	29,321	1.2
Chile	1,501	—	—	—	1,501	0.1
China	19,289	—	—	—	19,289	0.8
Denmark	—	5,622	—	—	5,622	0.2
Finland	—	8,248	—	—	8,248	0.3
France	—	117,504	—	—	117,504	4.7
Germany	13,676	120,715	—	—	134,391	5.4
Hong Kong	—	6,504	—	—	6,504	0.3
India	9,610	14,092	—	—	23,702	1.0
Ireland	23,916	6,214	—	—	30,130	1.2
Israel	4,735	—	—	—	4,735	0.2
Italy	—	11,406	—	—	11,406	0.5
Japan	—	143,942	—	—	143,942	5.8
Jersey	8,810	16,246	—	—	25,056	1.0
Luxembourg	3,131	—	—	—	3,131	0.1
Mexico	10,580	—	—	—	10,580	0.4
Netherlands	9,281	17,346	—	—	26,627	1.1
New Zealand	—	1,694	—	—	1,694	0.1
Norway	—	18,848	—	—	18,848	0.8
Panama	1,192	—	—	—	1,192	—*
Portugal	—	2,843	—	—	2,843	0.1
Puerto Rico	8,273	—	—	—	8,273	0.3
Russia	8,128	22,827	—	—	30,955	1.2
Singapore	—	13,315	—	—	13,315	0.5
South Korea	391	65,829	—	—	66,220	2.7
Spain	—	11,274	—	—	11,274	0.5
Sweden	—	20,055	—	—	20,055	0.8
Switzerland	5,759	95,818	—	—	101,577	4.1
Taiwan	19,911	5,911	—	—	25,822	1.0
Thailand	135	13,957	—	—	14,092	0.6
United Kingdom	13,644	164,519	—	—	178,163	7.2
United States	1,205,698	—	174	—	1,205,872	48.5
Virgin Islands, British	1,441	—	—	—	1,441	0.1
Options Purchased	—	331	—	—	331	—*

See accompanying notes which are an integral part of the financial statements.

184 Global Equity Fund

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Global Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Warrants & Rights	65	—	—	—	65	—*
Short-Term Investments	—	16,082	—	82,903	98,985	4.0
Other Securities	—	—	—	47,231	47,231	1.9
Total Investments	1,422,555	986,414	174	130,134	2,539,277	102.3
Other Assets and Liabilities, Net						(2.3)
						100.0

Other Financial Instruments
Assets
Futures Contracts	3,302	—	—	—	3,302	0.1
Foreign Currency Exchange Contracts	8	5,913	—	—	5,921	0.2
A
Liabilities
Futures Contracts	(4,059)	—	—	—	(4,059)	(0.2)
Options Written	—	(31)	—	—	(31)	(—)*
Foreign Currency Exchange Contracts	(26)	(11,338)	—	—	(11,364)	(0.5)
Total Other Financial Instruments**	$(775)	$(5,456)	$—	$(6,231)	$(6,231)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2017, were less than 1% of net assets.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	399,482
Consumer Staples	103,105
Energy	129,434
Financial Services	609,470
Health Care	257,143
Materials and Processing	138,812
Options Purchased	331
Producer Durables	246,248
Technology	413,973
Utilities	94,998
Warrants and Rights	65
Short-Term Investments	98,985

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2017 (Unaudited)

Other Securities	47,231
Total Investments	2,539,277

See accompanying notes which are an integral part of the financial statements.

186 Global Equity Fund

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Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$331	$—
Unrealized appreciation on foreign currency exchange contracts	—	5,921
Variation margin on futures contracts**	3,302	—
Total	$3,633	$5,921

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$4,059	$—
Unrealized depreciation on foreign currency exchange contracts	—	11,364
Options written, at fair value	31	—
Total	$4,090	$11,364
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$(6,956)	$—
Futures contracts	15,880	—
Options written	463	—
Foreign currency-related transactions****	—	5,751
Total	$9,387	$5,751

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments*****	$227	$—
Futures contracts	(1,315)	—
Options written	491	—
Foreign currency-related transactions******	—	(8,548)
Total	$(597)	$(8,548)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
****** Only includes net unrealized gain (loss) on forward and spot contracts. May differ from the net change in unealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

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Global Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$331	$ — $	331
Securities on Loan*	Investments, at fair value	45,422	—	45,422
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	5,921	—	5,921
Futures Contracts	Variation margin on futures contracts	231	—	231
Total Financial and Derivative Assets		51,905	—	51,905
Financial and Derivative Assets not subject to a netting agreement		(239)	—	(239)
Total Financial and Derivative Assets subject to a netting agreement		$51,666	$ — $	51,666

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$511	$511	$—	$—
Bank of Montreal	843	843	—	—
Barclays	2,009	—	2,009	—
BNP Paribas	895	895	—	—
Brown Brothers Harriman	657	266	—	391
Citigroup	4,328	126	4,202	—
Commonwealth Bank of Australia	833	833	—	—
Credit Suisse	2,655	—	2,655	—
Deutsche Bank	1,236	—	1,236	—
Goldman Sachs	4,924	—	4,924	—
HSBC	1,345	—	1,345	—
JPMorgan Chase	10,336	—	10,336	—
Merrill Lynch	2,999	—	2,999	—
Morgan Stanley	331	31	—	300
Royal Bank of Canada	948	948	—	—
Societe Generale	15,716	—	15,716	—
Standard Chartered	844	844	—	—
State Street	57	57	—	—
UBS	199	199	—	—
Total	$51,666	$5,553	$45,422	$691

See accompanying notes which are an integral part of the financial statements.

188 Global Equity Fund

Russell Investment Company
Global Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$1,033	$ — $	1,033
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	11,364	—	11,364
Options Written Contracts	Options written, at fair value	31	—	31
Total Financial and Derivative Liabilities		12,428	—	12,428
Financial and Derivative Liabilities not subject to a netting agreement		(1,068)	—	(1,068)
Total Financial and Derivative Liabilities subject to a netting agreement		$11,360	$ — $	11,360

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Net Amount	Net Amount
Bank of America	$1,139	$511	$—	$ 628
Bank of Montreal	1,649	843	—	806
BNP Paribas	1,670	895	—	775
Brown Brothers Harriman	266	266	—	—
Citigroup	231	126	—	105
Commonwealth Bank of Australia	1,614	833	—	781
Morgan Stanley	31	31	—	—
Royal Bank of Canada	1,730	948	—	782
Standard Chartered	1,643	844	—	799
State Street	622	57	—	565
UBS	765	199	—	566
Total	$11,360	$5,553	$—	$ 5,807

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 189

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Global Equity Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,068,409
Investments, at fair value(*)(>)	2,539,277
Cash (restricted)(a)	1,000
Foreign currency holdings(^)	1,870
Unrealized appreciation on foreign currency exchange contracts	5,921
Receivables:
Dividends and interest	4,712
Dividends from affiliated funds	61
Investments sold	24,234
Fund shares sold	2,306
Foreign capital gains taxes recoverable	1,322
Variation margin on futures contracts	231
Prepaid expenses	25
Total assets	2,580,959

Liabilities
Payables:
Due to custodian	32
Investments purchased	32,180
Fund shares redeemed	2,826
Accrued fees to affiliates	2,315
Other accrued expenses	469
Variation margin on futures contracts	1,033
Deferred capital gains tax liability	350
Unrealized depreciation on foreign currency exchange contracts	11,364
Options written, at fair value(x)	31
Payable upon return of securities loaned	47,231
Total liabilities	97,831

Net Assets	$2,483,128

See accompanying notes which are an integral part of the financial statements.

190 Global Equity Fund

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Global Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$310
Accumulated net realized gain (loss)	155,613
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	470,518
Futures contracts	(757)
Options written	491
Foreign currency-related transactions	(5,435)
Shares of beneficial interest	2,302
Additional paid-in capital	1,860,086
Net Assets	$2,483,128

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.74
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$11.40
Class A — Net assets	$12,609,894
Class A — Shares outstanding ($.01 par value)	1,173,846
Net asset value per share: Class C(#)	$10.63
Class C — Net assets	$11,075,413
Class C — Shares outstanding ($.01 par value)	1,041,914
Net asset value per share: Class E(#)	$10.76
Class E — Net assets	$1,688,043
Class E — Shares outstanding ($.01 par value)	156,917
Net asset value per share: Class S(#)	$10.78
Class S — Net assets	$ 1,782,312,621
Class S — Shares outstanding ($.01 par value)	165,280,665
Net asset value per share: Class T(#)	$10.79
Class T — Net assets	$3,213,961
Class T — Shares outstanding ($.01 par value)	297,942
Net asset value per share: Class Y(#)	$10.80
Class Y — Net assets	$672,227,664
Class Y — Shares outstanding ($.01 par value)	62,249,777
Amounts in thousands
(^) Foreign currency holdings - cost	$1,858
(x) Premiums received on options written	$522
(*) Securities on loan included in investments	$45,422
(>) Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund	$130,134

(a) Cash Collateral for Futures	$1,000
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 191

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Global Equity Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$24,157
Dividends from affiliated funds	450
Interest	41
Securities lending income (net)	117
Securities lending income from affiliated funds (net)	134
Less foreign taxes withheld	(1,454)
Total investment income	23,445

Expenses
Advisory fees	11,435
Administrative fees	586
Custodian fees	270
Distribution fees - Class A	16
Distribution fees - Class C	41
Transfer agent fees - Class A	13
Transfer agent fees - Class C	11
Transfer agent fees - Class E	20
Transfer agent fees - Class S	1,713
Transfer agent fees - Class T	—*
Transfer agent fees - Class Y	15
Professional fees	64
Registration fees	56
Shareholder servicing fees - Class C	14
Shareholder servicing fees - Class E	25
Trustees’ fees	41
Printing fees	109
Miscellaneous	12
Expenses before reductions	14,441
Expense reductions	(—)*
Net expenses	14,441
Net investment income (loss)	9,004

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	159,202
Futures contracts	15,880
Options written	463
Foreign currency-related transactions	4,755
Net realized gain (loss)	180,300
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	106,150
Futures contracts	(1,315)
Options written	491
Foreign currency-related transactions	(8,092)
Net change in unrealized appreciation (depreciation)	97,234
Net realized and unrealized gain (loss)	277,534
Net Increase (Decrease) in Net Assets from Operations	$286,538

* Less than $500.

See accompanying notes which are an integral part of the financial statements.

192 Global Equity Fund

Russell Investment Company
Global Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,004	$24,536
Net realized gain (loss)	180,300	161,661
Net change in unrealized appreciation (depreciation)	97,234	(171,485)
Net increase (decrease) in net assets from operations	286,538	14,712

Distributions
From net investment income
Class A	(148)	(199)
Class C	(49)	(76)
Class E	(514)	(626)
Class S	(24,064)	(31,594)
Class Y	(10,394)	(14,045)
From net realized gain
Class A	(822)	(1,154)
Class C	(734)	(1,095)
Class E	(2,776)	(3,782)
Class S	(108,287)	(159,149)
Class Y	(41,418)	(62,668)
Net decrease in net assets from distributions	(189,206)	(274,388)

Share Transactions*
Net increase (decrease) in net assets from share transactions	479	(193,436)
Total Net Increase (Decrease) in Net Assets	97,811	(453,112)

Net Assets
Beginning of period	2,385,317	2,838,429
End of period	$2,483,128	$2,385,317
Undistributed (overdistributed) net investment income included in net assets	$310	$26,475

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 193

Russell Investment Company
Global Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	52	$539	299	$3,050
Proceeds from reinvestment of distributions	95	949	134	1,323
Payments for shares redeemed	(211)	(2,200)	(387)	(3,920)
Net increase (decrease)	(64)	(712)	46	453
Class C
Proceeds from shares sold	80	820	129	1,285
Proceeds from reinvestment of distributions	79	782	119	1,169
Payments for shares redeemed	(200)	(2,045)	(353)	(3,523)
Net increase (decrease)	(41)	(443)	(105)	(1,069)
Class E
Proceeds from shares sold	118	1,220	302	3,027
Proceeds from reinvestment of distributions	318	3,180	422	4,177
Payments for shares redeemed	(4,345)	(44,102)	(723)	(7,299)
Net increase (decrease)	(3,909)	(39,702)	1	(95)
Class S
Proceeds from shares sold	18,791	194,642	23,374	235,992
Proceeds from reinvestment of distributions	13,066	130,657	18,937	187,478
Payments for shares redeemed	(26,170)	(272,439)	(55,252)	(554,916)
Net increase (decrease)	5,687	52,860	(12,941)	(131,446)
Class T(1)
Proceeds from shares sold	298	3,142	—	—
Payments for shares redeemed	(—)**	(3)	—	—
Net increase (decrease)	298	3,139	—	—
Class Y
Proceeds from shares sold	2,974	30,204	2,770	27,413
Proceeds from reinvestment of distributions	5,176	51,813	7,741	76,713
Payments for shares redeemed	(9,155)	(96,680)	(15,977)	(165,405)
Net increase (decrease)	(1,005)	(14,663)	(5,466)	(61,279)
Total increase (decrease)	966	$479	(18,465)	$(193,436)

**      Less than 500 shares.
(1)     For the period March 17, 2017 (commencement of operations) to April 30, 2017.

See accompanying notes which are an integral part of the financial statements.

194 Global Equity Fund

(This page intentionally left blank)

Russell Investment Company
Global Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2017*	10.35	.02	1.18	1.20	(.12)	(.69)
October 31, 2016	11.40	.07	(.01)	.06	(.16)	(.95)
October 31, 2015	11.72	.09	.32	.41	(.15)	(.58)
October 31, 2014	11.07	.07	.83	.90	(.05)	(.20)
October 31, 2013	8.76	.07	2.31	2.38	(.07)	—
October 31, 2012	8.37	.06	.38	.44	(.05)	—

Class C
April 30, 2017*	10.21	(.02)	1.18	1.16	(.05)	(.69)
October 31, 2016	11.24	(.01)	(.01)	(.02)	(.06)	(.95)
October 31, 2015	11.55	—(f)	.33	.33	(.06)	(.58)
October 31, 2014	10.96	(.02)	.81	.79	—(f)	(.20)
October 31, 2013	8.66	(.01)	2.31	2.30	—	—
October 31, 2012	8.29	—(f)	.37	.37	—	—

Class E
April 30, 2017*	10.37	—(f)	1.21	1.21	(.13)	(.69)
October 31, 2016	11.41	.07	— (f)	.07	(.16)	(.95)
October 31, 2015	11.72	.09	.32	.41	(.14)	(.58)
October 31, 2014	11.07	.07	.82	.89	(.04)	(.20)
October 31, 2013	8.76	.07	2.31	2.38	(.07)	—
October 31, 2012	8.38	.06	.37	.43	(.05)	—

Class S
April 30, 2017*	10.40	.04	1.18	1.22	(.15)	(.69)
October 31, 2016	11.45	.09	— (f)	.09	(.19)	(.95)
October 31, 2015	11.77	.12	.32	.44	(.18)	(.58)
October 31, 2014	11.11	.09	.84	.93	(.07)	(.20)
October 31, 2013	8.79	.09	2.33	2.42	(.10)	—
October 31, 2012	8.41	.08	.37	.45	(.07)	—

Class T
April 30, 2017(10)	10.64	.02	.13	.15	—	—

Class Y
April 30, 2017*	10.42	.05	1.19	1.24	(.17)	(.69)
October 31, 2016	11.48	.12	(.02)	.10	(.21)	(.95)
October 31, 2015	11.79	.14	.33	.47	(.20)	(.58)
October 31, 2014	11.14	.12	.82	.94	(.09)	(.20)
October 31, 2013	8.81	.11	2.33	2.44	(.11)	—
October 31, 2012	8.42	.10	.38	.48	(.09)	—

See accompanying notes which are an integral part of the financial statements.

196 Global Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)(k)

(.81)	10.74	12.23	12,610	1.49	1.49	.45	40
(1.11)	10.35	1.02	12,807	1.50	1.50	.72	46
(.73)	11.40	3.56	13,589	1.49	1.49	.75	47
(.25)	11.72	8.18	12,819	1.49	1.49	.59	39
(.07)	11.07	27.37	11,427	1.49	1.49	.67	82
(.05)	8.76	5.32	9,684	1.48	1.48	.72	107

(.74)	10.63	11.85	11,075	2.24	2.24	(.31)	40
(1.01)	10.21	.24	11,059	2.25	2.25	(.06)	46
(.64)	11.24	2.87	13,356	2.24	2.24	— (i)	47
(.20)	11.55	7.26	14,286	2.24	2.24	(.16)	39
—	10.96	26.56	14,118	2.24	2.24	(.08)	82
—	8.66	4.46	11,794	2.23	2.23	(.02)	107

(.82)	10.76	12.24	1,688	1.48	1.48	.01	40
(1.11)	10.37	1.04	42,161	1.50	1.50	.69	46
(.72)	11.41	3.59	46,407	1.49	1.49	.75	47
(.24)	11.72	8.15	53,265	1.49	1.49	.60	39
(.07)	11.07	27.41	56,210	1.49	1.49	.67	82
(.05)	8.76	5.25	47,176	1.48	1.48	.71	107

(.84)	10.78	12.38	1,782,313	1.24	1.24	.70	40
(1.14)	10.40	1.26	1,659,879	1.25	1.25	.94	46
(.76)	11.45	3.80	1,976,080	1.24	1.24	.99	47
(.27)	11.77	8.48	2,240,991	1.24	1.24	.83	39
(.10)	11.11	27.74	2,078,046	1.24	1.24	.92	82
(.07)	8.79	5.49	1,538,904	1.23	1.23	.97	107

—	10.79	1.41	3,214	1.24	1.14	1.50	40

(.86)	10.80	12.47	672,228	1.04	1.04	.89	40
(1.16)	10.42	1.40	659,411	1.05	1.05	1.14	46
(.78)	11.48	4.09	788,997	1.04	1.04	1.20	47
(.29)	11.79	8.56	1,007,799	1.04	1.04	1.06	39
(.11)	11.14	28.01	1,067,614	1.04	1.04	1.13	82
(.09)	8.81	5.79	1,043,120	1.05	1.05	1.18	107

See accompanying notes which are an integral part of the financial statements.

Global Equity Fund 197

Russell Investment Company
Global Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$1,899,999
Administration fees	97,267
Distribution fees	9,408
Shareholder servicing fees	2,612
Transfer agent fees	294,946
Trustee fees	10,906
$2,315,138

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U.S. Cash Collateral Fund	$34,570	$298,163	$285,502	$—	$ —	$47,231	$134	$—
U.S. Cash Management Fund	64,986	707,429	689,508	—	(4)	82,903	450	—
	$99,556	$1,005,592	$975,010	$—	$ (4)	$130,134	$584	$—

Federal Income Taxes (Unaudited)

At October 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$2,093,517,688
Unrealized Appreciation	$489,944,164
Unrealized Depreciation	(44,184,805)
Net Unrealized Appreciation (Depreciation)	$445,759,359

See accompanying notes which are an integral part of the financial statements.

198 Global Equity Fund

Russell Investment Company
Emerging Markets Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2016	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2017	$1,106.80	$1,016.22
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$9.04	$8.65

Fund is from November 1, 2016 to April 30, 2017.	* Expenses are equal to the Fund's annualized expense ratio of 1.73%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$2,000 (for example, an $9,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2017	$1,102.60	$1,012.50
	Expenses Paid During Period*	$12.93	$12.37
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.48%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2016	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2017	$1,106.90	$1,016.22
of other funds.	Expenses Paid During Period*	$9.04	$8.65

* Expenses are equal to the Fund's annualized expense ratio of 1.73%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Emerging Markets Fund 199

Russell Investment Company
Emerging Markets Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical			Hypothetical
		Performance (5%			Performance (5%
	Actual	return before		Actual	return before
Class R6	Performance	expenses)	Class Y	Performance	expenses)
Beginning Account Value			Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00	November 1, 2016	$1,000.00	$1,000.00
Ending Account Value			Ending Account Value
April 30, 2017	$1,109.20	$1,018.25	April 30, 2017	$1,109.40	$1,018.40
Expenses Paid During Period*	$6.90	$6.61	Expenses Paid During Period*	$6.75	$6.46

* Expenses are equal to the Fund's annualized expense ratio of 1.32%			* Expenses are equal to the Fund's annualized expense ratio of 1.29%
(representing the six month period annualized), multiplied by the average			(representing the six month period annualized), multiplied by the average
account value over the period, multiplied by 181/365 (to reflect the one-half			account value over the period, multiplied by 181/365 (to reflect the one-half
year period). May reflect amounts waived and/or reimbursed. Without any			year period). May reflect amounts waived and/or reimbursed. Without any
waivers and/or reimbursements, expenses would have been higher.			waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,108.70	$1,017.46
Expenses Paid During Period*	$7.74	$7.40

* Expenses are equal to the Fund's annualized expense ratio of 1.48%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class T	Performance	expenses)
Beginning Account Value
March 17, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,017.30	$1,018.00
Expenses Paid During Period*	$1.70	$6.85

* Expenses are equal to the Fund's annualized expense ratio of 1.37%
(representing the 45-day period annualized), multiplied by the average account value over the period, multiplied by 45/365 (to reflect the period since commencement of operations). May reflect amounts waived and/or reimbursed.
Without any waivers and/or reimbursements, expenses would have been higher.
Hypothetical expenses are equal to the Fund’s annualized expense ratio of
1.37% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the on-half year period).

200 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 93.2%			M Dias Branco SA(Æ)	35,328	542
Argentina - 1.7%			MRV Engenharia e Participacoes SA	323,474	1,624
Banco Macro SA - ADR	54,897	4,706	Natura Cosmeticos SA	396,533	3,779
Cresud SACIF y A - ADR(Æ)	354,622	7,454	Petroleo Brasileiro SA - ADR(Æ)	711,800	6,413
IRSA Inversiones y Representaciones			Porto Seguro SA(Æ)	289,614	2,621
SA - ADR(Æ)	108,400	2,734	Sao Martinho SA	149,648	839
Pampa Energia SA - ADR(Æ)	118,427	6,459	Telefonica Brasil SA - ADR	555,585	8,217
Siderar SAIC Class A	5,271,834	3,989	Tim Participacoes SA	766,000	2,476
YPF SA - ADR	555,200	14,341	TIM Participacoes SA - ADR	435,100	7,009
		39,683	Transmissora Alianca de Energia
			Eletrica SA	301,373	2,185
Bangladesh - 0.5%			Vale SA Class B - ADR(Æ)(Ñ)	816,047	6,700
Beximco Pharmaceuticals, Ltd.	3,075,029	4,118	Vale SA Class B - ADR	554,100	4,754
BRAC Bank, Ltd.	8,111,464	7,113	WEG SA	272,340	1,519
		11,231			163,569

Bermuda - 0.3%			Cambodia - 0.1%
Credicorp, Ltd.	35,550	5,463	NagaCorp, Ltd.	3,593,624	1,996
K Wah International Holdings, Ltd.	465,000	296
Kunlun Energy Co., Ltd.	366,000	330	Cayman Islands - 4.5%
		6,089	Baidu, Inc. - ADR(Æ)	75,289	13,569
			Changyou.com, Ltd. - ADR(Æ)(Ñ)	29,800	973
Brazil - 7.0%			China Evergrande Group(Ñ)	2,518,000	2,680
Ambev SA - ADR	1,186,885	6,800	China Hongqiao Group, Ltd.(Ñ)	1,333,500	1,209
Ambev SA	151,071	869	China Mengniu Dairy Co., Ltd.	1,579,000	3,059
Azul SA - ADR(Æ)(Ñ)	108,195	2,457	China Yongda Automobiles Services
B2W - Companhia Digital(Æ)	423,676	1,753	Holdings, Ltd.(Ñ)	768,000	713
B2W Cia Digital(Æ)	1,319,033	5,560	China ZhengTong Auto Services
Banco Bradesco SA - ADR	911,962	9,621	Holdings, Ltd.	193,000	106
Banco Bradesco SA(Æ)	48,800	500	China Zhongwang Holdings, Ltd.	831,200	377
Banco do Brasil SA(Æ)	473,642	4,902	CIFI Holdings Group Co., Ltd.	10,848,000	3,915
Banco Santander Brasil SA - ADR(Ñ)	159,500	1,367	CKH Food & Health, Ltd.(Æ)	175,432	201
BM&FBovespa SA - Bolsa de Valores			General Interface Solution Holding, Ltd.	509,000	2,845
Mercadorias e Futuros(Æ)	827,400	4,956	Li Ning Co., Ltd.(Æ)	2,291,000	1,506
BR Malls Participacoes SA(Æ)	752,012	3,329	Lonking Holdings, Ltd.	962,000	268
Braskem SA - ADR	80,423	1,734	Momo, Inc. - ADR(Æ)	9,200	349
BRF SA - ADR(Æ)	454,661	5,656	Nexteer Automotive Group, Ltd.	437,000	680
BRF SA(Æ)	100,800	1,264	Powerlong Real Estate Holdings, Ltd.	248,000	117
BTG Pactual Group(Æ)	257,300	1,507	Shenzhou International Group Holdings,
Centrais Eletricas Brasileiras SA(Æ)	653,700	3,719	Ltd.	719,000	4,721
Cia Brasileira de Distribuicao - ADR(Æ)			SINA Corp.(Æ)	171,500	13,173
(Ñ)	249,000	5,615	Sunny Optical Technology Group Co.,
Cia de Saneamento Basico do Estado de			Ltd.	100,000	822
Sao Paulo(Æ)	168,340	1,552	Tencent Holdings, Ltd.	1,415,447	44,274
Cia de Saneamento Basico do Estado de			Times Property Holdings, Ltd.	669,000	466
Sao Paulo - ADR(Æ)	48,800	449	Uni-President China Holdings, Ltd.	5,007,200	3,524
Cia de Saneamento de Minas			Yirendai, Ltd. - ADR(Æ)(Ñ)	87,092	2,174
Gerais-COPASA(Æ)	222,904	2,529	YY, Inc. - ADR(Æ)	52,000	2,546
Cia Paranaense de Energia - ADR(Æ)(Ñ)	31,300	287	Zhongsheng Group Holdings, Ltd.	768,000	1,082
Cielo SA	278,491	2,115			105,349
Construtora Tenda SA(Æ)	61,949	172
Cosan SA Industria e Comercio	449,500	5,255	Chile - 0.7%
CVC Brasil Operadora e Agencia de			Banco de Chile	956,310	115
Viagens SA	421,576	4,112	Banco Santander Chile - ADR	110,700	2,616
Gafisa SA(Æ)	61,949	355	CAP SA	42,958	449
Gerdau SA - ADR	815,021	2,486	Cencosud SA	30,710	87
Grendene SA	395,651	3,073	Cia Cervecerias Unidas SA - ADR(Ñ)	254,847	4,215
Itau Unibanco Holding SA - ADR	1,880,420	23,129	Colbun SA	454,717	101
JBS SA	2,400,500	7,768

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 201

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Empresa Nacional de Electricidad SA	81,277	62	China Telecom Corp., Ltd. Class H	24,839,900	12,163
Empresa Nacional de			China Vanke Co., Ltd. Class H	621,000	1,573
Telecomunicaciones SA	249,352	2,994	Chongqing Changan Automobile Co.,
Enersis Chile SA	23,386,139	2,580	Ltd. Class B	327,200	433
Enersis SA(Æ)	12,857,553	2,544	Chongqing Rural Commercial Bank Co.,
		15,763	Ltd. Class H	2,888,000	1,984
			CNOOC, Ltd. - ADR(Ñ)	66,246	7,694
China - 14.7%			Country Garden Holdings Co., Ltd.	1,883,000	1,789
51job, Inc. - ADR(Æ)(Ñ)	93,988	3,853	CRRC Corp., Ltd.	604,000	589
Agile Group Holdings, Ltd.	1,532,000	1,367	Ctrip.com International, Ltd. - ADR(Æ)	168,010	8,487
Agricultural Bank of China, Ltd. Class H	23,926,000	11,026	Dongfeng Motor Group Co., Ltd. Class H	1,686,000	1,771
Alibaba Group Holding, Ltd. - ADR(Æ)	341,751	39,471	ENN Energy Holdings, Ltd.	778,100	4,215
Anhui Conch Cement Co., Ltd. Class H	2,898,096	10,164	Fufeng Group, Ltd.(Æ)	1,055,000	717
Autohome, Inc. - ADR(Æ)	35,900	1,242	Future Land Development Holdings, Ltd.	498,000	147
BAIC Motor Corp., Ltd. Class H(Þ)	2,681,500	2,583	Geely Automobile Holdings, Ltd.	1,980,000	2,657
Bank of China, Ltd. Class H	27,360,000	13,232	Great Wall Motor Co., Ltd. Class H	2,659,000	2,877
Bank of Communications Co., Ltd. Class			Guangzhou Automobile Group Co., Ltd.
H	2,265,000	1,742	Class H	3,890,000	6,053
Beijing Jingneng Clean Energy Co., Ltd.			Guangzhou R&F Properties Co., Ltd.	1,760,800	2,966
Class H	270,000	82	Harbin Electric Co., Ltd. Class H	622,000	380
BYD Electronic International Co., Ltd.	391,500	598	Huadian Power International Corp., Ltd.
China Cinda Asset Management Co.,			Class H	1,152,000	485
Ltd. Class H	8,639,000	3,284	Huaneng Power International, Inc. Class
China CITIC Bank Corp., Ltd. Class H	8,969,000	5,688	H	696,000	480
China Communications Services Corp.,			Huaneng Renewables Corp., Ltd. Class
Ltd. Class H	1,342,000	765	H	6,182,000	2,160
China Construction Bank Corp. Class H	21,519,554	17,452	Industrial & Commercial Bank of China,
China Everbright International, Ltd.	2,601,929	3,515	Ltd. Class H	32,951,401	21,482
China Forestry Holdings Co., Ltd.(Å)(Æ)	871,100	—	JA Solar Holdings Co., Ltd. - ADR(Æ)	74,600	523
China Galaxy Securities Co., Ltd. Class			JD.com, Inc. - ADR(Æ)	201,508	7,066
H	3,256,640	2,976	Jiangsu Expressway Co., Ltd. Class H	1,218,000	1,798
China Huarong Asset Management Co.,			JinkoSolar Holding Co., Ltd. - ADR(Æ)
Ltd. Class H(Þ)	2,186,000	920	(Ñ)	97,700	1,694
China Huishan Dairy Holdings Co., Ltd.	1,269,000	69	Kaisa Group Holdings, Ltd.(Å)(Æ)(Ñ)	2,803,000	840
China Lesso Group Holdings, Ltd.	111,000	88	Kingsoft Corp., Ltd.	74,000	211
China Life Insurance Co., Ltd. Class H	1,963,966	5,959	KWG Property Holding, Ltd.(Æ)	1,491,500	1,128
China Longyuan Power Group Corp.,			Lenovo Group, Ltd.	5,814,150	3,720
Ltd. Class H	4,307,057	3,312	Logan Property Holdings Co., Ltd.	880,000	503
China Machinery Engineering Corp.			Luye Pharma Group, Ltd.	334,500	202
Class H	208,000	155	Metallurgical Corp. of China, Ltd. Class
China Merchants Bank Co., Ltd. Class H	2,273,352	5,909	H	3,214,000	1,188
China Merchants Port Holdings Co., Ltd.	1,030,860	2,946	NetEase, Inc. - ADR	46,832	12,429
China Minsheng Banking Corp., Ltd.			New China Life Insurance Co., Ltd.
Class H	756,000	743	Class H	1,017,100	5,021
China National Building Material Co.,			People's Insurance Co. Group of China,
Ltd. Class H	1,048,000	699	Ltd. (The) Class H	1,431,000	590
China National Materials Co., Ltd.	335,000	118	PetroChina Co., Ltd. Class H	12,132,388	8,537
China Oilfield Services, Ltd. Class H	2,235,710	2,061	PICC Property & Casualty Co., Ltd.
China Pacific Insurance Group Co., Ltd.			Class H	3,996,000	6,436
Class H	1,678,694	6,192	Ping An Insurance Group Co. of China,
China Petroleum & Chemical Corp.			Ltd. Class H	420,000	2,360
Class H	9,668,550	7,858	Real Gold Mining, Ltd.(Å)(Æ)	463,232	—
China Railway Construction Corp., Ltd.			Shandong Weigao Group Medical
Class H	2,100,000	2,931	Polymer Co., Ltd. Class H	788,000	574
China Railway Group, Ltd. Class H	8,183,712	6,928	Shanghai Fosun Pharmaceutical Group
China Resources Gas Group, Ltd.	974,114	3,290	Co., Ltd. Class H	105,500	398
China Resources Land, Ltd.	326,000	904	Shanghai Pharmaceuticals Holding Co.,
China Shenhua Energy Co., Ltd. Class H	1,560,094	3,635	Ltd. Class H	2,133,700	5,653

See accompanying notes which are an integral part of the financial statements.

202 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Shenzhen Expressway Co., Ltd. Class H	378,000	345	China Mobile, Ltd. - ADR	193,865	10,336
Shui On Land, Ltd.	2,664,500	592	China Overseas Land & Investment, Ltd.	2,766,698	8,025
Sinopec Shanghai Petrochemical Co.,			China Power International Development,
Ltd. Class H	2,774,000	1,552	Ltd.	752,000	280
Sohu.com, Inc.(Æ)	196,300	7,616	China Resources Cement Holdings, Ltd.	766,000	420
Tianhe Chemicals Group, Ltd.(Å)(Æ)	25,778,000	2,320	China Resources Power Holdings Co.,
Tianneng Power International, Ltd.	880,000	771	Ltd.	852,000	1,534
Tingyi Cayman Islands Holding Corp.	2,466,800	3,169	China Unicom Hong Kong, Ltd.	7,684,000	9,960
Tsingtao Brewery Co., Ltd. Class H	384,000	1,733	CITIC, Ltd.	568,000	823
Vipshop Holdings, Ltd. - ADR(Æ)	64,200	890	CNOOC, Ltd.	1,750,000	2,033
Weibo Corp. - ADR(Æ)(Ñ)	71,050	3,969	CT Environmental Group, Ltd.(Æ)(Ñ)	12,384,527	2,307
Weichai Power Co., Ltd. Class H	110,000	178	Fosun International, Ltd.	163,500	247
Weiqiao Textile Co. Class H	136,500	98	GCL-Poly Energy Holdings, Ltd.(Æ)	5,089,000	615
West China Cement, Ltd.(Æ)	8,495,397	1,280	Guangdong Investment, Ltd.	238,000	368
Yanzhou Coal Mining Co., Ltd. Class H	378,000	327	Haier Electronics Group Co., Ltd.	1,895,737	4,392
Yuzhou Properties Co., Ltd.	1,728,000	788	Hanergy Thin Film Power Group, Ltd.
Zijin Mining Group Co., Ltd. Class H	3,220,000	1,143	(Æ)	1,630,000	819
ZTE Corp. Class H	528,000	1,016	Hong Kong Exchanges & Clearing, Ltd.	69,814	1,717
		343,517	Hua Hong Semiconductor, Ltd.(Þ)	1,946,000	2,759
			Intime Retail Group Co., Ltd.	600,500	760
Colombia - 0.2%			Kingboard Chemical Holdings, Ltd.	1,185,500	4,277
Almacenes Exito SA	382,554	1,982	Kingboard Laminates Holdings, Ltd.	910,000	1,098
Bancolombia SA - ADR	67,700	2,673	Nine Dragons Paper Holdings, Ltd.	838,000	903
Ecopetrol SA - ADR	33,800	309	Shanghai Industrial Holdings, Ltd.	124,000	392
		4,964	Shenzhen International Holdings, Ltd.	504,500	847
			Shimao Property Holdings, Ltd.	1,349,000	2,164
Cyprus - 0.0%			Sino Biopharmaceutical, Ltd.	2,653,885	2,181
Ros Agro PLC - GDR	25,704	315	Sino-Ocean Group Holding, Ltd.	381,000	186
			Sinotruk, Ltd.	727,000	505
Czech Republic - 0.1%			Skyworth Digital Holdings, Ltd.	2,219,344	1,288
Komercni Banka AS	82,635	3,202	SmarTone Telecommunications Holdings,
			Ltd.	695,463	975
Egypt - 0.5%			Sun Art Retail Group, Ltd.	230,500	237
Cleopatra Hospital(Æ)	1,287,056	1,782	WH Group, Ltd.(Þ)	1,910,500	1,708
Commercial International Bank Egypt			Yue Yuen Industrial Holdings, Ltd.	577,500	2,283
SAE	991,440	4,059	Yuexiu Property Co., Ltd.	5,726,000	971
Commercial International Bank Egypt					98,525
SAE - GDR	395,035	1,689
Eastern Tobacco	109,282	1,345	Hungary - 0.4%
Edita Food Industries SAE - GDR	390,842	2,732	MOL Hungarian Oil & Gas PLC	11,396	858
		11,607	OTP Bank PLC	48,465	1,363
			Richter Gedeon Nyrt	309,655	7,501
Greece - 0.2%					9,722
Alpha Bank AE(Æ)	1,924,778	4,087
Sarantis SA	107,597	1,358	India - 9.0%
		5,445	Adani Ports & Special Economic Zone,
			Ltd.(Æ)	502,378	2,555
Hong Kong - 4.2%			Aditya Birla Nuvo, Ltd.	11,670	301
AIA Group, Ltd.	1,046,000	7,235	Ambuja Cements, Ltd.	763,855	2,917
ASM Pacific Technology, Ltd.	459,186	6,836	Apollo Hospitals Enterprise, Ltd.(Æ)	67,972	1,303
Beijing Enterprises Holdings, Ltd.	226,000	1,103	Asian Paints, Ltd.	90,052	1,568
Brilliance China Automotive Holdings,			Aurobindo Pharma, Ltd.	309,584	2,915
Ltd.	1,998,178	3,344	Axis Bank, Ltd.	1,130,755	8,937
China Agri-Industries Holdings, Ltd.(Æ)	4,857,000	2,398	Bajaj Auto, Ltd.	41,856	1,862
China Everbright, Ltd.	2,356,000	5,385	Bharat Petroleum Corp., Ltd.	143,757	1,607
China Lumena New Materials Corp.(Æ)	3,024,000	4	Bharti Airtel, Ltd.	537,890	2,969
China Metal Recycling Holdings, Ltd.			Bharti Infratel, Ltd.	375,700	2,074
(Å)(Æ)	335,400	—	Bosch, Ltd.	2,698	963
China Mobile, Ltd.	451,500	4,810

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 203

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Britannia Industries, Ltd.	15,291	863	Prism Cement, Ltd.(Æ)	613,836	1,169
Cadila Healthcare, Ltd.	73,993	506	Punjab National Bank(Æ)	480,681	1,261
Castrol India, Ltd.	89,107	606	Rajesh Exports, Ltd.	64,633	619
Chennai Petroleum Corp., Ltd.	141,976	842	Reliance Communications, Ltd.(Æ)	372,790	199
Cipla, Ltd.	71,497	620	Reliance Industries, Ltd.(Æ)	877,234	19,060
Coal India, Ltd.	313,682	1,348	Reliance Industries, Ltd. - GDR(Æ)(Þ)	337,228	14,584
Cummins India, Ltd.	38,007	589	Reliance Power, Ltd.(Æ)	314,638	239
Dabur India, Ltd. Class A	869,081	3,872	Rural Electrification Corp., Ltd.	1,272,080	4,005
Dilip Buildcon, Ltd.(Æ)(Þ)	264,248	1,741	Shriram City Union Finance, Ltd.	31,104	1,083
Divi's Laboratories, Ltd.(Æ)	39,665	388	State Bank of India	970,480	4,381
Dr Reddy's Laboratories, Ltd.	26,191	1,059	Sun Pharmaceutical Industries, Ltd.	304,730	3,042
Eicher Motors, Ltd.	2,868	1,165	Tata Chemicals, Ltd.	230,533	2,352
Exide Industries, Ltd.	309,981	1,107	Tata Consultancy Services, Ltd.	151,676	5,359
Federal Bank, Ltd.	1,175,770	1,965	Tata Motors, Ltd. Class A	665,558	2,893
GAIL India, Ltd.	175,181	1,157	Tata Motors, Ltd.	231,022	1,651
GlaxoSmithKline Consumer Healthcare,			Tata Power Co., Ltd.	756,724	993
Ltd.	3,173	253	Tata Steel, Ltd.	194,255	1,355
Glenmark Pharmaceuticals, Ltd.	49,125	684	Tech Mahindra, Ltd.	291,498	1,889
Godrej Consumer Products, Ltd.	58,665	1,591	Titan Co., Ltd.(Æ)	44,535	325
Havells India, Ltd.	2,597	20	Torrent Pharmaceuticals, Ltd.	19,068	421
HCL Technologies, Ltd.	106,665	1,352	United Phosphorus, Ltd.	122,112	1,529
Hero MotoCorp, Ltd.	37,022	1,908	Vedanta, Ltd.	2,253,921	8,522
Hindalco Industries, Ltd.	1,118,056	3,460	Videocon d2h, Ltd. - ADR(Æ)	164,856	1,767
Hindustan Petroleum Corp., Ltd.	167,386	1,394	Wipro, Ltd.	151,090	1,161
Hindustan Unilever, Ltd.	96,665	1,404	Yes Bank, Ltd.	50,068	1,267
Hindustan Zinc, Ltd.	62,303	260	Zee Entertainment Enterprises, Ltd.	152,544	1,248
Housing Development Finance Corp.,					210,957
Ltd.	305,632	7,320
ICICI Bank, Ltd. - ADR	1,386,346	11,881	Indonesia - 1.5%
ICICI Bank, Ltd.	470,659	2,044	Adaro Energy Tbk PT	8,150,200	1,085
ICICI Prudential Life Insurance Co.,			Astra International Tbk PT	13,242,100	8,884
Ltd.(Þ)	449,250	2,837	Bank Central Asia Tbk PT	486,500	645
IDFC Bank, Ltd.	1,184,646	1,214	Bank Mandiri Persero Tbk PT	602,300	529
Indiabulls Housing Finance Ltd	35,021	553	Bank Negara Indonesia Persero Tbk PT	1,217,000	582
Indian Oil Corp., Ltd.	475,916	3,264	Bank Rakyat Indonesia Persero Tbk PT	10,212,359	9,881
Infosys, Ltd.	168,431	2,409	Bumi Serpong Damai Tbk PT	11,271,044	1,515
ITC, Ltd.	630,875	2,728	Gajah Tunggal Tbk PT(Æ)	357,300	28
JSW Steel, Ltd.	164,675	509	Gudang Garam Tbk PT	108,400	540
L&T Technology Services, Ltd.(Å)	48,054	574	Indo Tambangraya Megah Tbk PT	434,600	624
LIC Housing Finance, Ltd.	119,331	1,241	Media Nusantara Citra Tbk PT	20,002,333	2,737
Lupin, Ltd.	56,065	1,167	Perusahaan Gas Negara Persero Tbk	12,306,454	2,241
Mahindra & Mahindra, Ltd.	54,873	1,138	Sarana Menara Nusantara Tbk PT(Æ)	4,270,900	1,243
Manappuram Finance, Ltd.	205,278	299	Semen Indonesia Persero Tbk PT	3,438,381	2,275
Marico, Ltd.	192,408	944	Tambang Batubara Bukit Asam Persero
Maruti Suzuki India, Ltd.	46,540	4,717	Tbk PT	1,166,600	1,107
Motherson Sumi Systems, Ltd.(Æ)	177,703	1,107	Telekomunikasi Indonesia Persero Tbk
Muthoot Finance, Ltd.	14,921	92	PT	3,328,000	1,090
Nestle India, Ltd.	2,638	275	Unilever Indonesia Tbk PT	75,100	251
NHPC, Ltd.	3,093,735	1,527	United Tractors Tbk PT	86,200	174
NMDC, Ltd.	140,034	278			35,431
NTPC, Ltd.	755,697	1,935
Oil & Natural Gas Corp., Ltd.	1,476,956	4,286	Jersey - 0.1%
Oil India, Ltd.	296,192	1,509	Randgold Resources, Ltd.	30,648	2,698
Oracle Financial Services Software, Ltd.	12,376	686
Page Industries, Ltd.	5,986	1,353	Kazakhstan - 0.0%
Pidilite Industries, Ltd.	100,410	1,123	KazMunaiGas Exploration Production
Piramal Enterprises, Ltd. Class A(Æ)	117,581	4,560	JSC - GDR(Æ)	113,257	1,099
Power Finance Corp., Ltd.	1,968,108	4,888

See accompanying notes which are an integral part of the financial statements.

204 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Kenya - 0.2%			Grupo Aeroportuario del Sureste SAB de
East African Breweries, Ltd.	384,449	857	CV Class B	27,070	514
Safaricom, Ltd.	21,937,739	4,092	Grupo Aeroportuario del Sureste SAB de
		4,949	CV - ADR	21,400	4,053
			Grupo Bimbo SAB de CV	172,600	422
Kuwait - 0.2%			Grupo Cementos de Chihuahua SAB
National Bank of Kuwait SAKP	1,553,146	3,471	de CV	329,500	1,563
VIVA Kuwait Telecom Co.	662,906	1,787	Grupo Fin Santander ADR B - ADR	300,000	2,733
		5,258	Grupo Financiero Banorte SAB de CV
			Class O	1,827,304	10,575
Luxembourg - 0.3%			Grupo Lala SAB de CV Class B	142,400	258
Samsonite International SA	698,666	2,697	Grupo Sanborns SAB de CV	142,600	164
Tenaris SA - ADR	109,400	3,416	Grupo Simec SAB de CV Class B(Æ)	35,080	130
		6,113	Grupo Televisa SAB - ADR	367,200	8,923
			Industrias Bachoco SAB de CV	374,450	1,671
Macao - 0.3%			Industrias CH SAB de CV(Æ)	3,395	18
Sands China, Ltd.	1,464,255	6,651	Kimberly-Clark de Mexico SAB de CV
			Class A	1,423,617	3,039
Malaysia - 0.6%			Macquarie Mexico Real Estate
AirAsia BHD	3,618,900	2,790	Management SA de CV(Æ)(ö)	315,986	346
AirAsia X BHD(Æ)	3,998,800	415	Megacable Holdings SAB de CV	695,462	2,639
AMMB Holdings BHD	134,000	169	Mexichem SAB de CV	704,620	1,929
British American Tobacco Malaysia BHD	232,432	2,432	Nemak SAB de CV(Þ)	44,056	47
CIMB Group Holdings BHD	125,300	166	OHL Mexico SAB de CV	697,332	856
IHH Healthcare BHD	209,400	298	Promotora y Operadora de
IJM Corp. BHD	2,712,183	2,187	Infraestructura SAB de CV	31,287	334
Kuala Lumpur Kepong BHD	57,800	327	Wal-Mart de Mexico SAB de CV	1,166,493	2,634
Malayan Banking BHD	401,700	888			87,113
MISC Berhad	52,900	89
Petronas Dagangan BHD	111,900	621	Morocco - 0.1%
Petronas Gas BHD	54,700	233	Residences Dar Saada	112,171	1,996
Public Bank BHD	73,000	335
Steppe Cement, Ltd.(Æ)	1,139,180	229	Netherlands - 0.5%
Tenaga Nasional BHD	367,300	1,180	X5 Retail Group NV - GDR(Æ)	277,109	9,768
UEM Sunrise BHD	2,845,500	812	Yandex NV Class A(Æ)	87,100	2,374
Westports Holdings BHD	303,200	279			12,142
		13,450
			Nigeria - 0.5%
Mexico - 3.7%			Dangote Cement PLC	5,197,285	2,205
Alsea SAB de CV	613,158	2,179	Guaranty Trust Bank PLC	74,100,236	5,265
America Movil SAB de CV Class L			Guaranty Trust Bank PLC - GDR	101,104	445
- ADR	692,557	10,659	Guinness Nigeria PLC	4,779,211	765
Arca Continental SAB de CV	38,500	284	Lekoil, Ltd.(Æ)	8,776,830	2,218
Cemex SAB de CV - ADR(Æ)	1,000,823	9,228			10,898
Coca-Cola Femsa SAB de CV - ADR(Ñ)	92,460	6,722
Coca-Cola Femsa SAB de CV	91,885	668	Pakistan - 1.1%
Fomento Economico Mexicano SAB de			Engro Corp., Ltd.	384,276	1,294
CV	79,900	719	Hascol Petroleum, Ltd.	1,352,500	4,528
Fomento Economico Mexicano SAB de			Lucky Cement, Ltd.	470,682	3,963
CV - ADR	64,300	5,790	Maple Leaf Cement Factory, Ltd.	1,423,000	1,672
Genomma Lab Internacional SAB de CV			Pak Elektron, Ltd.	3,144,372	3,463
Class B(Æ)	2,374,521	2,996	Searle Co., Ltd. (The)	327,898	1,945
Gentera SAB de CV	730,480	1,225	Sui Northern Gas Pipelines, Ltd.(Æ)	2,453,684	3,657
Gruma SAB de CV Class B	46,599	622	United Bank, Ltd.	1,741,715	4,129
Grupo Aeroportuario del Centro Norte					24,651
SAB de CV Class B(Æ)	547,235	3,037
Grupo Aeroportuario del Pacifico SAB de			Peru - 0.1%
CV Class B	13,265	136	Cia de Minas Buenaventura SAA - ADR	95,800	1,151

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 205

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
InRetail Peru Corp.(Æ)(Þ)	59,253	1,090	AVI, Ltd.	440,013	3,219
		2,241	Barloworld, Ltd. - ADR	217,781	1,961
			Bid Corp., Ltd.	12,384	262
Philippines - 0.3%			Bidvest Group, Ltd. (The)	244,264	2,914
Ayala Land, Inc.	2,393,589	1,691	Discovery Holdings, Ltd.	278,052	2,783
Manila Electric Co.	29,180	164	Exxaro Resources, Ltd.	273,899	2,332
Metro Pacific Investments Corp.	23,473,495	3,091	FirstRand, Ltd.	991,614	3,706
Universal Robina Corp.	369,858	1,273	Growthpoint Properties, Ltd.(ö)	94,100	180
		6,219	Investec, Ltd.	41,009	308
			Kumba Iron Ore, Ltd.(Æ)	46,556	605
Poland - 0.6%			Liberty Holdings, Ltd.	16,366	132
Bank Pekao SA	108,154	3,916	Massmart Holdings, Ltd.	103,414	1,001
KGHM Polska Miedz SA	167,279	5,317	Naspers, Ltd. Class N	55,486	10,531
Powszechny Zaklad Ubezpieczen SA	247,686	2,731	Nedbank Group, Ltd.	130,419	2,199
Synthos SA	710,792	988	Pick n Pay Stores, Ltd.	136,823	650
Tauron Polska Energia SA(Æ)	1,104,656	937	Remgro, Ltd.	29,697	493
		13,889	Resilient Property Income(Æ)	27,944	244
			Reunert, Ltd.	510,683	2,712
Qatar - 0.1%			Sanlam, Ltd.	499,063	2,648
Al Meera Consumer Goods Co. QSC	46,000	1,981	Sappi, Ltd. - ADR	348,704	2,591
Industries Qatar QSC	32,643	934	Sasol, Ltd. - ADR	222,840	6,811
		2,915	Standard Bank Group, Ltd.	691,195	7,690
			Tiger Brands, Ltd.	8,487	256
Romania - 0.3%			Vodacom Group, Ltd. - ADR	60,073	678
Banca Transilvania SA	3,616,585	2,395			65,969
Fondul Proprietatea SA	17,043,170	3,681
		6,076	South Korea - 13.8%
			Amorepacific Corp.	21,820	5,596
Russia - 4.1%			BNK Financial Group, Inc.	315,389	2,647
Alrosa OJSC	817,600	1,407	Coway Co., Ltd.	31,681	2,800
Federal Grid PJSC	688,960,000	2,378	DMS Co., Ltd.	62,534	626
Gazprom PAO	897,516	2,156	Dongbu HiTek Co., Ltd.(Æ)	64,686	1,199
Gazprom PJSC - ADR	2,626,303	12,463	Dongbu Insurance Co., Ltd.	74,860	4,474
Inter RAO UES PJSC	33,763,000	2,402	E-MART, Inc.	22,824	4,624
Lukoil PJSC - ADR	506,432	25,107	GS Holdings Corp.	10,525	548
Lukoil PJSC	36,773	1,820	Hana Financial Group, Inc.	704,085	24,199
MMC Norilsk Nickel PJSC - ADR	190,078	2,918	Hankook Tire Co., Ltd.	262,317	13,579
MMC Norilsk Nickel PJSC	902	139	Hanon Systems	339,228	2,519
Mobile TeleSystems PJSC - ADR	208,600	2,152	Hanssem Co., Ltd.	7,700	1,489
Novatek OAO	95,105	1,162	Hanwha Corp.	6,195	217
Novolipetsk Steel PJSC - GDR	146,275	2,769	Hanwha Life Insurance Co., Ltd.	90,273	488
PhosAgro PJSC - GDR	257,542	3,784	Hyundai Department Store Co., Ltd.	2,062	196
Rosneft Oil Co. - GDR	584,545	3,234	Hyundai Mobis Co., Ltd.	7,018	1,370
Rosneft Oil Co. PJSC - GDR	509,444	2,820	Hyundai Motor Co.	18,542	2,344
Sberbank of Russia PJSC	1,670,700	4,866	Industrial Bank of Korea	115,533	1,267
Sberbank of Russia PJSC Class T	716,506	2,080	JB Financial Group Co., Ltd.	77,550	412
Sberbank of Russia PJSC - ADR	1,005,038	11,947	Kangwon Land, Inc.	9,538	303
Surgutneftegas OAO	1,031,100	505	KB Financial Group, Inc.	459,445	20,145
Surgutneftegas OJSC - ADR	131,666	645	KB Financial Group, Inc. - ADR	73,300	3,186
Tatneft PJSC - ADR(Ñ)	159,397	6,239	KEPCO Plant Service & Engineering
TMK OAO - GDR	86,662	452	Co., Ltd.	9,096	459
Uralkali PJSC(Æ)	132,990	350	Kia Motors Corp.	55,205	1,689
X5 Retail Group NV - GDR(Æ)	35,091	1,237	Korea Circuit Co., Ltd.	15,058	175
		95,032	Korea Electric Power Corp. - ADR(Ñ)	67,548	1,338
			Korea Electric Power Corp.	53,137	2,116
South Africa - 2.8%			Korea Gas Corp.(Æ)	22,993	942
African Phoenix Investments, Ltd.(Æ)	887,049	39	Korea Investment Holdings Co., Ltd.	5,453	245
AngloGold Ashanti, Ltd. - ADR	454,406	5,194	Korea Kolmar Co., Ltd.	39,052	2,760
Aspen Pharmacare Holdings, Ltd.	184,658	3,830

See accompanying notes which are an integral part of the financial statements.

206 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Korea Petrochemical Industries Co., Ltd.	6,121	1,270	China Development Financial Holding
Korea Zinc Co., Ltd.	3,551	1,326	Corp.	4,435,000	1,223
KT Corp. - ADR(Ñ)	190,645	3,163	China Life Insurance Co., Ltd.	1,164,040	1,084
KT Corp.	47,377	1,341	China Steel Corp. Class H	2,013,000	1,614
KT&G Corp.	9,069	809	Chipbond Technology Corp.	1,355,000	2,019
Kumho Petrochemical Co., Ltd.	59,190	3,955	Chunghwa Telecom Co., Ltd.	391,000	1,324
LG Chem, Ltd.	15,033	3,615	Compal Electronics, Inc.	582,000	389
LG Corp. Class H	16,794	997	Compeq Manufacturing Co., Ltd.	221,000	163
LG Electronics, Inc. Class H	59,776	3,627	CTBC Financial Holding Co., Ltd.	1,939,200	1,211
LG Household & Health Care, Ltd.	4,500	3,425	Delta Electronics, Inc.	986,413	5,559
LG Innotek Co., Ltd.	27,610	3,192	E Ink Holdings, Inc.	538,000	549
LG International Corp.	23,971	684	E.Sun Financial Holding Co., Ltd.	1,708,600	1,033
LG Uplus Corp.	311,709	3,960	Eclat Textile Co., Ltd.	139,202	1,524
Lotte Chemical Corp.	5,360	1,612	Far Eastern New Century Corp.	1,071,000	901
Lotte Chilsung Beverage Co., Ltd.	2,287	3,369	Far EasTone Telecommunications Co.,
Lotte Confectionery Co., Ltd.	19,232	3,475	Ltd.	400,000	985
Lotte Shopping Co., Ltd.	3,466	798	First Financial Holding Co., Ltd.	1,952,070	1,190
NAVER Corp.	5,800	4,074	Formosa Chemicals & Fibre Corp.	620,000	1,908
Netmarble Games Corp.(Æ)(Þ)	2,762	381	Formosa Plastics Corp.	408,000	1,228
POSCO	61,644	14,558	Foxconn Technology Co., Ltd.	462,280	1,408
Samsung Electronics Co., Ltd.	50,973	99,644	Fubon Financial Holding Co., Ltd.	5,741,000	8,991
Samsung Electronics Co., Ltd. - GDR(Þ)	7,812	7,664	Giant Manufacturing Co., Ltd.	299,151	1,810
Samsung Electronics Co., Ltd. - GDR	8,698	7,924	Grand Pacific Petrochemical	1,713,000	1,120
Samsung Fire & Marine Insurance Co.,			HannStar Board Corp.	687,000	392
Ltd.	2,822	665	Hon Hai Precision Industry Co., Ltd.	7,645,617	25,025
Samsung Life Insurance Co., Ltd.	65,684	6,311	Hotai Motor Co., Ltd.	15,000	173
Shinhan Financial Group Co., Ltd.	40,336	1,684	Hua Nan Financial Holdings Co., Ltd.	1,623,764	909
Shinsegae Co., Ltd.	10,018	1,799	Innolux Corp.	6,485,000	3,026
SK Holdings Co., Ltd.	1,400	298	Inventec Corp.	1,537,000	1,143
SK Hynix, Inc.	297,825	14,138	Largan Precision Co., Ltd.	122,578	20,352
SK Innovation Co., Ltd.	15,959	2,394	Lite-On Technology Corp.	2,160,996	3,770
SK Telecom Co., Ltd. - ADR(Ñ)	413,600	9,757	MediaTek, Inc.	838,000	6,023
S-Oil Corp.	8,433	738	Mega Financial Holding Co., Ltd.	2,304,000	1,850
Woori Bank	428,295	5,629	Nan Ya Plastics Corp.	213,000	513
		322,228	Nanya Technology Corp.	868,000	1,383
			Novatek Microelectronics Corp.	171,000	657
Spain - 0.0%			Pegatron Corp.	2,108,000	6,204
Cemex Latam Holdings SA(Æ)	290,746	1,061	Pou Chen Corp. Class B	504,000	705
			Powertech Technology, Inc.	730,000	2,289
Sri Lanka - 0.1%			President Chain Store Corp.	94,000	818
Melstacorp PLC	4,787,216	2,179	Quanta Computer, Inc.	1,740,000	3,605
			Realtek Semiconductor Corp.	1,395,000	4,710
Switzerland - 0.1%			Shin Kong Financial Holding Co., Ltd.	12,249,000	3,264
Coca-Cola HBC AG - ADR(Æ)	112,850	3,131	SinoPac Financial Holdings Co., Ltd.	3,368,150	1,029
			Taishin Financial Holding Co., Ltd.	757,087	312
Taiwan - 10.4%			Taiwan Cement Corp.	487,000	567
Advanced Semiconductor Engineering,			Taiwan Cooperative Financial Holding
Inc.	3,754,331	4,722	Co., Ltd.	2,181,990	1,110
Advantech Co., Ltd.	753,806	6,093	Taiwan Mobile Co., Ltd.	257,000	949
Airtac International Group	146,850	1,677	Taiwan Semiconductor Manufacturing
Asia Cement Corp.	1,163,000	1,148	Co., Ltd.	6,404,382	41,113
Asustek Computer, Inc.	269,000	2,642	Taiwan Semiconductor Manufacturing
AU Optronics Corp.	6,450,000	2,679	Co., Ltd. - ADR	820,833	27,145
Catcher Technology Co., Ltd.	365,035	3,751	Taiwan Union Technology Corp.	78,000	140
Cathay Financial Holding Co., Ltd.	2,855,000	4,573	TPK Holding Co., Ltd.(Æ)	121,000	433
Chang Hwa Commercial Bank, Ltd.	2,129,280	1,233	Tripod Technology Corp.	2,362,969	6,675
Cheng Shin Rubber Industry Co., Ltd.	715,000	1,477	Uni-President Enterprises Corp.	435,000	802
			United Microelectronics Corp.	1,871,000	747

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 207

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Winbond Electronics Corp.	1,610,000	911	Turkcell Iletisim Hizmetleri AS -
Wistron Corp.	2,683,247	2,538	ADR(Æ)(Ñ)	120,891	1,058
YFC-Boneagle Electric Co., Ltd.	458,000	747	Turkiye Garanti Bankasi AS	1,645,330	4,441
Yieh Phui Enterprise	257,000	105	Turkiye Halk Bankasi AS	1,941,534	6,424
Yuanta Financial Holding Co., Ltd.	5,386,000	2,303	Turkiye Is Bankasi Class C	3,547,494	6,999
		241,665	Turkiye Vakiflar Bankasi TAO Class D	1,436,526	2,454
			Yapi ve Kredi Bankasi AS(Æ)	1,398,025	1,696
Thailand - 2.6%					48,413
Airports of Thailand PCL	472,000	549
Bangkok Bank PCL	635,200	3,416	Ukraine - 0.4%
Bangkok Dusit Medical Services PCL			Kernel Holding SA	209,396	3,727
Class F	728,900	427	MHP SA - GDR	490,745	5,054
BEC World PCL	3,674,702	1,986			8,781
Central Pattana PCL	1,693,583	2,937
Charoen Pokphand Foods PCL	2,986,400	2,306	United Arab Emirates - 0.5%
CP ALL PCL	309,100	544	Air Arabia PJSC	2,388,160	676
Esso Thailand PCL(Æ)	4,559,000	1,541	Aldar Properties PJSC	6,675,125	3,887
Kasikornbank PCL	1,124,903	6,020	DAMAC Properties Dubai Co. PJSC	1,833,974	1,278
Khon Kaen Sugar Industry PCL	1,013,700	158	DP World, Ltd.	101,300	2,069
Kiatnakin Bank PCL	127,900	252	Dubai Investments PJSC	1,560,900	900
Krung Thai Bank PCL	2,921,800	1,670	Emaar Properties PJSC	1,533,700	2,995
Pruksa Holding PCL	3,823,170	2,486			11,805
PTT Exploration & Production PCL	1,366,362	3,834
PTT Global Chemical PCL	2,614,800	5,673	United Kingdom - 0.6%
PTT PCL	755,300	8,498	BGEO Group PLC	206,385	9,623
Siam Cement PCL (The)	14,100	218	Nostrum Oil & Gas PLC(Æ)	254,619	1,478
Siam Commercial Bank PCL (The)	1,068,700	4,808	TBC Bank Group PLC(Æ)	102,230	2,151
Star Petroleum Refining PCL	1,587,700	606			13,252
Supalai PCL	672,000	479
Thai Beverage PCL	943,600	624	United States - 0.2%
Thai Oil PCL	308,800	696	Gran Tierra Energy, Inc.(Æ)	409,540	1,032
Thai Union Group PCL Class F	5,202,554	3,204	MercadoLibre, Inc.	11,700	2,679
Thanachart Capital PCL	1,248,200	1,703	Yum China Holdings, Inc.(Æ)	39,400	1,344
Tisco Financial Group PCL	1,868,817	4,117			5,055
TMB Bank PCL	10,515,000	694
		59,446	Vietnam - 0.7%
			Hoa Phat Group JSC	2,307,988	2,983
Togo - 0.0%			Military Commercial Joint Stock Bank	2,101,459	1,460
Ecobank Transnational, Inc.	47,253,603	972	Mobile World Investment Corp.	778,580	5,716
			PetroVietnam Drilling & Well Services
Turkey - 2.1%			JSC - ADR(Æ)	3	—
Akbank TAS	1,786,770	4,780	VinaCapital Vietnam Opportunity Fund,
Anadolu Efes Biracilik Ve Malt Sanayii			Ltd.	1,434,555	5,217
AS	245,153	1,382			15,376
Arcelik AS	196,479	1,310
Emlak Konut Gayrimenkul Yatirim			Virgin Islands, British - 0.2%
Ortakligi AS(ö)	3,201,758	2,658	Arcos Dorados Holdings, Inc. Class
Enka Insaat ve Sanayi AS	1,947,755	2,993	A(Æ)	526,693	4,319
Ford Otomotiv Sanayi AS	53,349	593	Mail.Ru Group, Ltd. - GDR(Æ)	7,265	191
GSD Holding AS	468,943	79			4,510
Haci Omer Sabanci Holding AS	1,423,601	4,239
KOC Holding AS	113,030	531	Total Common Stocks
TAV Havalimanlari Holding AS	610,680	2,544	(cost $1,815,585)		2,174,598
Tekfen Holding AS	73,151	189
Torunlar Gayrimenkul Yatirim Ortakligi			Preferred Stocks - 2.0%
AS(ö)	120,316	176	Brazil - 1.4%
Trakya Cam Sanayii AS	209,541	203	Banco Bradesco SA(Æ)	149,687	1,576
Tupras Turkiye Petrol Rafinerileri AS	145,457	3,664

See accompanying notes which are an integral part of the financial statements.

208 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
Banco do Estado do Rio Grande do Sul				2017 Rights	4,530		—
SA(Æ)	280,811	1,257
Braskem SA	179,800	1,934		Netherlands - 0.0%
Centrais Eletricas Brasileiras SA(Æ)	123,600	892		Bharat Forge, Ltd.(Æ)(Þ)
Cia Energetica de Minas Gerais	400,267	1,120		2019 Warrants	13,707		244
Gerdau SA	1,406,400	4,342		Titan Co., Ltd.(Æ)(Þ)
Investimentos Itau SA	631,406	1,967		2019 Warrants	34,462		252
Itau Unibanco Holding SA	1,089,827	13,479					496
Lojas Americanas SA(Æ)	359,797	1,909
Metalurgica Gerdau SA(Æ)	1,024,300	1,484		United States - 0.0%
Petroleo Brasileiro SA(Æ)	267,100	1,176		Guinness(Æ)
Vale SA(Æ)	409,020	3,384		2017 Rights	1,582,846		8
		34,520
				Total Warrants & Rights
Colombia - 0.1%				(cost $2,251)			2,322
Banco Davivienda SA	6,409	68
Bancolombia SA	114,220	1,115
		1,183	Short	-Term Investments - 3.1%
				United States - 3.1%
Russia - 0.1%				U.S. Cash Management Fund	66,148,882	(8)	66,163
Surgutneftegas OAO	2,234,038	1,197		United States Treasury Bills
				0.655% due 05/25/17 (§)(~)	1,500		1,499
South Korea - 0.4%				0.744% due 07/13/17 (§)(~)	1,300		1,298
Samsung Electronics Co., Ltd.	5,730	8,800
Samsung Fire & Marine Insurance Co.,				0.823% due 08/03/17 (§)(~)	3,700		3,692
Ltd.	502	79					72,652
		8,879		Total Short-Term Investments
				(cost $72,652)			72,652
Total Preferred Stocks
(cost $35,892)		45,779		Other Securities - 1.3%
				U.S. Cash Collateral Fund(×)	31,216,302	(8)	31,216
Certificates of Participation - 0.5%				Total Other Securities
Netherlands - 0.4%				(cost $31,216)			31,216
JPMorgan Structured Products BV
Zero coupon due 08/14/17 (Å)	48	7		Total Investments 100.2%
Zero coupon due 08/14/17	292	2,132
Series 0001				(identified cost $1,962,445)			2,337,313
Zero coupon due 05/16/17	168	2,991
Zero coupon due 07/02/18	9	911		Other Assets and Liabilities, Net
Series 0002			-	(0.2%)			(3,594)
Zero coupon due 07/02/18	166	2,722		Net Assets - 100.0%			2,333,719
		8,763
United Kingdom - 0.1%
HSBC Bank PLC
Series 0008
Zero coupon due 09/09/19	50	1,983

Total Certificates of Participation
(cost $4,849)		10,746

Warrants & Rights - 0.1%
Australia - 0.1%
FPT Corp.(Æ)
2018 Warrants	890,150	1,818

Hong Kong - 0.0%
Bank of Communications Co., Ltd.(Æ)

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 209

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.2%
China Forestry Holdings Co., Ltd.	07/26/10	HKD	871,100	0.43	372	—
China Metal Recycling Holdings, Ltd.	11/16/12	HKD	335,400	1.01	339	—
JPMorgan Structured Products BV	04/02/15	CNY	48,430	13.42	6	7
Kaisa Group Holdings, Ltd.	09/04/14	HKD	2,803,000	0.38	1,066	840
L&T Technology Services, Ltd.	11/01/16	INR	48,054	11.79	567	574
Real Gold Mining, Ltd.	04/26/10	HKD	463,232	1.60	741	—
Tianhe Chemicals Group, Ltd.	06/13/14	HKD	25,778,000	0.23	5,886	2,320
						3,741
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
BIST 30 Index Futures	545	TRY	6,456	06/17	(5)
FTSE/JSE TOP 40 Index Futures	821	ZAR	390,328	06/17	260
Hang Seng Index Futures	170	HKD	208,769	05/17	218
H-Shares Index Futures	405	HKD	207,380	05/17	53
KOSPI2 Index Futures	376	KRW	27,062,599	06/17	513
Mexican Bolsa Index Futures	112	MXN	55,207	06/17	61
MSCI Emerging Markets Mini Index Futures	368	USD	18,014	06/17	549
MSCI Taiwan Index Futures	945	USD	34,682	05/17	312
SGX NIFTY 50 Index Futures	471	USD	8,793	05/17	43
Short Positions
MSCI Emerging Markets Mini Index Futures	1,675	USD	81,992	06/17	(1,327)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					677

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	625	BRL	2,000	05/03/17	5
Bank of America	USD	17	HKD	131	05/02/17	—
Bank of America	USD	477	HKD	3,710	05/02/17	—
Bank of America	USD	48	HKD	371	05/04/17	—
Bank of America	USD	92	HKD	712	05/04/17	—
Bank of America	USD	304	HKD	2,368	05/04/17	—
Bank of America	USD	336	HKD	2,616	05/04/17	—
Bank of America	USD	2,577	HKD	20,000	06/21/17	(3)
Bank of America	USD	23,158	HKD	180,000	06/21/17	7
Bank of America	USD	9,578	INR	649,500	06/21/17	472
Bank of America	USD	280	KRW	320,000	06/21/17	1
Bank of America	USD	41	PLN	158	05/02/17	—
Bank of America	BRL	2,000	USD	639	05/03/17	9
Bank of America	HKD	113	USD	15	05/02/17	—
Bank of America	HKD	146	USD	19	05/04/17	—
Bank of America	HKD	10,000	USD	1,289	06/21/17	2
Bank of America	HKD	10,000	USD	1,288	06/21/17	1

See accompanying notes which are an integral part of the financial statements.

210 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	HKD	10,000	USD	1,289	06/21/17	2
Bank of America	HKD	10,000	USD	1,289	06/21/17	2
Bank of America	INR	80,000	USD	1,188	06/21/17	(50)
Bank of America	INR	100,000	USD	1,546	06/21/17	(2)
Bank of America	KRW	2,000,000	USD	1,772	06/21/17	14
Bank of America	MXN	10,000	USD	529	06/21/17	2
Bank of America	TRY	500	USD	138	06/21/17	(1)
Bank of America	TRY	750	USD	197	06/21/17	(11)
Bank of America	ZAR	5,000	USD	357	06/21/17	(14)
Bank of America	ZAR	5,000	USD	358	06/21/17	(13)
Bank of Montreal	USD	2,710	HKD	21,015	06/21/17	(6)
Bank of Montreal	USD	3,956	HKD	30,672	06/21/17	(8)
Bank of Montreal	USD	637	MXN	12,867	06/21/17	40
Bank of Montreal	USD	265	TRY	1,008	06/21/17	15
Bank of Montreal	USD	1,339	ZAR	17,814	06/21/17	(17)
Bank of Montreal	USD	6,405	ZAR	85,200	06/21/17	(84)
Barclays	USD	1,515	INR	102,888	06/15/17	79
Barclays	USD	15,495	INR	1,049,149	06/15/17	750
Barclays	USD	3,036	MXN	60,865	06/15/17	174
Barclays	USD	12,186	ZAR	163,085	06/15/17	(72)
Barclays	HUF	640,165	USD	2,187	06/15/17	(43)
Barclays	PLN	8,410	USD	2,118	06/16/17	(49)
BNP Paribas	USD	2,012	CLP	1,305,712	06/15/17	(60)
BNP Paribas	USD	3,956	HKD	30,672	06/21/17	(8)
BNP Paribas	USD	637	MXN	12,867	06/21/17	41
BNP Paribas	USD	265	TRY	1,008	06/21/17	15
BNP Paribas	USD	1,337	ZAR	17,814	06/21/17	(15)
BNP Paribas	USD	6,394	ZAR	85,200	06/21/17	(73)
Brown Brothers Harriman	ZAR	426,000	USD	32,527	06/21/17	917
Citigroup	USD	1,838	HKD	14,259	06/15/17	(4)
Citigroup	USD	2,574	HKD	20,000	06/21/17	—
Citigroup	USD	2,196	HUF	640,165	06/15/17	34
Citigroup	USD	2,561	INR	170,000	06/21/17	70
Citigroup	USD	1,914	KRW	2,200,000	06/21/17	21
Citigroup	USD	258	MXN	5,000	06/21/17	5
Citigroup	USD	138	TRY	500	06/21/17	1
Citigroup	USD	746	ZAR	10,000	06/21/17	(4)
Citigroup	USD	22,387	ZAR	300,000	06/21/17	(126)
Citigroup	USD	67,162	ZAR	900,000	06/21/17	(378)
Citigroup	HKD	10,000	USD	1,289	06/21/17	2
Citigroup	HKD	10,000	USD	1,289	06/21/17	2
Citigroup	HKD	10,000	USD	1,289	06/21/17	2
Citigroup	MXN	1,000	USD	53	06/21/17	—
Citigroup	MXN	5,000	USD	260	06/21/17	(3)
Citigroup	PLN	5,630	USD	1,414	06/16/17	(37)
Citigroup	TRY	600	USD	161	06/21/17	(5)
Citigroup	ZAR	3,000	USD	221	06/21/17	(2)
Citigroup	ZAR	10,000	USD	716	06/21/17	(26)
Citigroup	ZAR	10,000	USD	758	06/21/17	16
Commonwealth Bank of Australia	USD	2,710	HKD	21,015	06/21/17	(6)
Commonwealth Bank of Australia	USD	3,956	HKD	30,672	06/21/17	(9)
Commonwealth Bank of Australia	USD	637	MXN	12,867	06/21/17	41
Commonwealth Bank of Australia	USD	264	TRY	1,008	06/21/17	16

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 211

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Commonwealth Bank of Australia	USD	1,337	ZAR	17,814	06/21/17	(15)
Commonwealth Bank of Australia	USD	6,395	ZAR	85,200	06/21/17	(73)
Deutsche Bank	USD	12,690	BRL	40,589	05/03/17	97
Deutsche Bank	BRL	40,589	USD	12,863	05/03/17	75
Deutsche Bank	CLP	1,305,712	USD	1,969	06/15/17	17
Deutsche Bank	COP	4,457,432	USD	1,515	06/15/17	10
Goldman Sachs	USD	1,266	MXN	25,135	06/15/17	59
Goldman Sachs	USD	2,153	ZAR	28,491	06/15/17	(36)
Morgan Stanley	USD	12,746	BRL	40,589	05/03/17	42
Morgan Stanley	USD	1,506	COP	4,457,432	06/15/17	—
Morgan Stanley	USD	1,134	INR	73,737	06/15/17	8
Morgan Stanley	USD	3,240	ZAR	43,292	06/15/17	(25)
Morgan Stanley	ARS	60,252	USD	3,782	06/15/17	(52)
Morgan Stanley	BRL	40,589	USD	12,690	05/03/17	(98)
Morgan Stanley	BRL	40,589	USD	12,644	06/02/17	(48)
Morgan Stanley	KRW	2,008,670	USD	1,766	06/15/17	—
Northern Trust	USD	3,108	ZAR	39,810	06/15/17	(151)
Royal Bank of Canada	USD	2,711	HKD	21,015	06/21/17	(6)
Royal Bank of Canada	USD	3,956	HKD	30,672	06/21/17	(9)
Royal Bank of Canada	USD	637	MXN	12,867	06/21/17	41
Royal Bank of Canada	USD	264	TRY	1,008	06/21/17	15
Royal Bank of Canada	USD	1,337	ZAR	17,814	06/21/17	(15)
Royal Bank of Canada	USD	6,395	ZAR	85,200	06/21/17	(73)
Royal Bank of Canada	HKD	10,000	USD	1,290	06/21/17	3
Royal Bank of Canada	TRY	600	USD	162	06/21/17	(5)
Royal Bank of Canada	ZAR	3,000	USD	231	06/21/17	8
Royal Bank of Scotland	HKD	19,722	USD	2,543	06/15/17	5
Standard Chartered	USD	2,711	HKD	21,015	06/21/17	(6)
Standard Chartered	USD	3,956	HKD	30,672	06/21/17	(9)
Standard Chartered	USD	7,166	IDR	97,028,467	06/15/17	85
Standard Chartered	USD	637	MXN	12,867	06/21/17	41
Standard Chartered	USD	264	TRY	1,008	06/21/17	15
Standard Chartered	USD	1,337	ZAR	17,814	06/21/17	(15)
Standard Chartered	USD	6,395	ZAR	85,200	06/21/17	(72)
Standard Chartered	KRW	7,094,048	USD	6,174	06/15/17	(64)
State Street	USD	36	BRL	114	05/02/17	—
State Street	USD	52	BRL	165	05/02/17	—
State Street	USD	86	BRL	274	05/02/17	—
State Street	USD	55	BRL	173	05/03/17	—
State Street	USD	89	BRL	285	05/03/17	1
State Street	USD	200	BRL	639	05/03/17	1
State Street	USD	563	BRL	1,800	05/03/17	4
State Street	USD	565	BRL	1,800	05/03/17	2
State Street	USD	625	BRL	2,000	05/03/17	5
State Street	USD	631	BRL	2,000	05/03/17	(1)
State Street	USD	938	BRL	3,000	05/03/17	7
State Street	USD	1,251	BRL	4,000	05/03/17	10
State Street	USD	5,765	BRL	18,440	05/03/17	44
State Street	USD	8,107	BRL	25,440	05/03/17	(93)
State Street	USD	10,318	BRL	33,000	05/03/17	79
State Street	USD	10,724	BRL	34,300	05/03/17	82
State Street	USD	10,931	BRL	34,300	05/03/17	(125)
State Street	USD	11,017	BRL	35,000	05/03/17	10

See accompanying notes which are an integral part of the financial statements.

212 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	623	BRL	2,000	06/02/17	3
State Street	USD	5,758	BRL	18,440	06/02/17	8
State Street	USD	10,710	BRL	34,300	06/02/17	16
State Street	USD	61	HKD	477	05/02/17	—
State Street	USD	15	HKD	114	05/04/17	—
State Street	USD	5,804	HKD	45,000	06/21/17	(13)
State Street	USD	120	KRW	135,539	05/02/17	—
State Street	USD	219	KRW	248,149	05/02/17	(1)
State Street	USD	11,327	KRW	12,800,000	06/21/17	(72)
State Street	USD	951	MXN	19,000	06/21/17	50
State Street	USD	154	THB	5,307	05/02/17	—
State Street	USD	520	TRY	2,000	06/21/17	35
State Street	USD	43	ZAR	565	05/02/17	(1)
State Street	USD	1,721	ZAR	23,000	06/21/17	(14)
State Street	BRL	105	USD	33	05/02/17	—
State Street	BRL	251	USD	79	05/02/17	—
State Street	BRL	512	USD	160	05/02/17	(2)
State Street	BRL	614	USD	193	05/02/17	—
State Street	BRL	783	USD	247	05/02/17	—
State Street	BRL	829	USD	261	05/02/17	—
State Street	BRL	84	USD	26	05/03/17	—
State Street	BRL	1,220	USD	382	05/03/17	(3)
State Street	BRL	1,800	USD	563	05/03/17	(4)
State Street	BRL	1,800	USD	568	05/03/17	1
State Street	BRL	2,000	USD	628	05/03/17	(2)
State Street	BRL	2,000	USD	625	05/03/17	(5)
State Street	BRL	3,000	USD	948	05/03/17	3
State Street	BRL	4,000	USD	1,277	05/03/17	17
State Street	BRL	18,440	USD	5,804	05/03/17	(5)
State Street	BRL	25,440	USD	7,954	05/03/17	(61)
State Street	BRL	33,000	USD	10,517	05/03/17	119
State Street	BRL	34,300	USD	10,724	05/03/17	(83)
State Street	BRL	34,300	USD	10,796	05/03/17	(10)
State Street	BRL	35,000	USD	10,943	05/03/17	(85)
State Street	BRL	1,800	USD	561	06/02/17	(2)
State Street	BRL	35,000	USD	10,929	06/02/17	(16)
State Street	EGP	255	USD	14	05/03/17	—
State Street	HKD	200	USD	26	05/02/17	—
State Street	HKD	17,280	USD	2,222	05/04/17	—
State Street	HKD	8,450	USD	1,090	06/15/17	3
State Street	HKD	10,000	USD	1,290	06/21/17	3
State Street	INR	56,540	USD	840	06/15/17	(36)
State Street	INR	100,000	USD	1,529	06/21/17	(18)
State Street	KRW	3,000,000	USD	2,685	06/21/17	47
State Street	MXN	562	USD	29	05/02/17	—
State Street	MXN	5,000	USD	264	06/21/17	1
State Street	MXN	10,000	USD	503	06/21/17	(24)
State Street	QAR	242	USD	67	05/01/17	—
State Street	QAR	593	USD	163	05/01/17	—
State Street	QAR	243	USD	67	05/02/17	—
State Street	THB	3,119	USD	90	05/02/17	—
State Street	THB	3,402	USD	98	05/02/17	—
State Street	THB	4,896	USD	142	05/02/17	—

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 213

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	TRY	368	USD	103	05/02/17	(1)
State Street	TRY	754	USD	211	05/02/17	(1)
State Street	TRY	1,000	USD	261	06/21/17	(17)
State Street	ZAR	1,743	USD	130	05/02/17	—
State Street	ZAR	11,623	USD	834	06/15/17	(29)
State Street	ZAR	4,000	USD	302	06/21/17	5
UBS	USD	3,042	INR	200,149	06/15/17	57
UBS	USD	1,012	KRW	1,133,924	06/15/17	(15)
UBS	HKD	3,000	USD	387	06/21/17	1
UBS	INR	54,503	USD	823	06/15/17	(21)
UBS	KRW	1,678,385	USD	1,502	06/15/17	26
UBS	KRW	3,848,367	USD	3,359	06/15/17	(25)
UBS	KRW	6,608,831	USD	5,939	06/15/17	128
UBS	KRW	18,577,939	USD	16,310	06/15/17	(26)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,335

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Bovespa Future Index	Goldman Sachs	BRL	33,747	06/14/17	(98)
Bovespa Future Index	Goldman Sachs	BRL	20,968	06/14/17	61
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(37)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on the total return of underlying security at termination.

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Argentina	$39,683	$—	$—	$—	$39,683	1.7
Bangladesh	—	11,231	—	—	11,231	0.5
Bermuda	5,463	626	—	—	6,089	0.3
Brazil	163,397	—	172	—	163,569	7.0
Cambodia	—	1,996	—	—	1,996	0.1
Cayman Islands	32,784	71,356	1,209	—	105,349	4.5
Chile	15,763	—	—	—	15,763	0.7
China	95,892	245,138	2,487	—	343,517	14.7
Colombia	4,964	—	—	—	4,964	0.2
Cyprus	—	315	—	—	315	—*
Czech Republic	—	3,202	—	—	3,202	0.1
Egypt	2,732	8,875	—	—	11,607	0.5
Greece	—	5,445	—	—	5,445	0.2
See accompanying notes which are an integral part of the financial statements.

214 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Hong Kong	10,951	86,751	823	—	98,525	4.2
Hungary	—	9,722	—	—	9,722	0.4
India	28,749	182,208	—	—	210,957	9.0
Indonesia	1,243	34,188	—	—	35,431	1.5
Jersey	—	2,698	—	—	2,698	0.1
Kazakhstan	1,099	—	—	—	1,099	—*
Kenya	—	4,949	—	—	4,949	0.2
Kuwait	—	5,258	—	—	5,258	0.2
Luxembourg	3,416	2,697	—	—	6,113	0.3
Macao	—	6,651	—	—	6,651	0.3
Malaysia	229	13,221	—	—	13,450	0.6
Mexico	87,113	—	—	—	87,113	3.7
Morocco	—	1,996	—	—	1,996	0.1
Netherlands	12,142	—	—	—	12,142	0.5
Nigeria	445	10,453	—	—	10,898	0.5
Pakistan	—	24,651	—	—	24,651	1.1
Peru	2,241	—	—	—	2,241	0.1
Philippines	—	6,219	—	—	6,219	0.3
Poland	—	13,889	—	—	13,889	0.6
Qatar	—	2,915	—	—	2,915	0.1
Romania	—	6,076	—	—	6,076	0.3
Russia	37,396	57,636	—	—	95,032	4.1
South Africa	5,194	60,775	—	—	65,969	2.8
South Korea	25,489	296,739	—	—	322,228	13.8
Spain	1,061	—	—	—	1,061	—*
Sri Lanka	—	2,179	—	—	2,179	0.1
Switzerland	—	3,131	—	—	3,131	0.1
Taiwan	27,145	214,520	—	—	241,665	10.4
Thailand	721	58,725	—	—	59,446	2.6
Togo	—	972	—	—	972	—*
Turkey	1,058	47,355	—	—	48,413	2.1
Ukraine	3,877	4,904	—	—	8,781	0.4
United Arab Emirates	—	11,805	—	—	11,805	0.5
United Kingdom	—	13,252	—	—	13,252	0.6
United States	5,055	—	—	—	5,055	0.2
Vietnam	—	15,376	—	—	15,376	0.7
Virgin Islands, British	4,510	—	—	—	4,510	0.2
Preferred Stocks	35,703	10,076	—	—	45,779	2.0
Certificates of Participation	7	10,739	—	—	10,746	0.5
Warrants & Rights	—	2,322	—	—	2,322	0.1
Short-Term Investments	—	6,489	—	66,163	72,652	3.1

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 215

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Other Securities	—	—	—	31,216	31,216	1.3
Total Investments	655,522	1,579,721	4,691	97,379	2,337,313	100.2
Other Assets and Liabilities, Net						(0.2)
						100.0

Other Financial Instruments
Assets
Futures Contracts	2,009	—	—	—	2,009	0.1
Foreign Currency Exchange Contracts	247	3,800	—	—	4,047	0.2
Total Return Swap Contracts	—	61	—	—	61	—*

Liabilities
Futures Contracts	(1,332)	—	—	—	(1,332)	(0.1)
Foreign Currency Exchange Contracts	(266)	(2,446)	—	—	(2,712)	(0.1)
Total Return Swap Contracts	—	(98)	—	—	(98)	(—) *
Total Other Financial Instruments**	$658	$1,317	$—	$—	$1,975

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2017, were less than 1% of net assets.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	238,199
Consumer Staples	158,169
Energy	204,433
Financial Services	618,433
Health Care	43,119
Materials and Processing	198,774
Producer Durables	98,728
Technology	495,295
Utilities	165,227
Certificates of Participation	10,746
Warrants and Rights	2,322
Short-Term Investments	72,652
Other Securities	31,216

See accompanying notes which are an integral part of the financial statements.

216 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Total Investments	2,337,313

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 217

Russell Investment Company
Emerging Markets Fund

Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$4,047
Variation margin on futures contracts*	2,009	—
Total return swap contracts, at fair value	61	—
Total	$2,070	$4,047

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$1,332	$—
Unrealized depreciation on foreign currency exchange contracts	—	2,712
Total return swap contracts, at fair value	98	—
Total	$1,430	$2,712
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$4,244	$—
Total return swap contracts	(54)	—
Foreign currency-related transactions**	—	2,168
Total	$4,190	$2,168

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$2,674	$—
Total return swap contracts	412	—
Foreign currency-related transactions***	—	(1,342)
Total	$3,086	$(1,342)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

218 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$30,583	$—	$30,583
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	4,047	—	4,047
Futures Contracts	Variation margin on futures contracts	14,645	—	14,645
Total Return Swap Contracts	Total return swap contracts, at fair value	61	—	61
Total Financial and Derivative Assets		49,336	—	49,336
Financial and Derivative Assets not subject to a netting agreement		(14,891)	—	(14,891)
Total Financial and Derivative Assets subject to a netting agreement		$34,445	$—	$34,445

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$518	$95	$—	$423
Bank of Montreal	55	55	—	—
Barclays	5,823	164	4,820	839
BNP Paribas	55	55	—	—
Brown Brothers Harriman	916	—	—	916
Citigroup	3,676	154	3,522	—
Commonwealth Bank of Australia	57	57	—	—
Credit Suisse	2,246	—	2,246	—
Deutsche Bank	1,649	—	1,450	199
Goldman Sachs	4,088	98	3,968	22
HSBC	5,821	—	5,821	—
JPMorgan Chase	1,617	—	1,617	—
Merrill Lynch	2,014	—	2,014	—
Morgan Stanley	50	50	—	—
Royal Bank of Canada	67	67	—	—
Royal Bank of Scotland	5	—	—	5
Societe Generale	5,126	—	5,126	—
Standard Chartered	141	120	—	21
State Street	309	309	—	—
UBS	212	87	—	125
Total	$34,445	$1,311	$30,584	$2,550

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 219

Russell Investment Company
Emerging Markets Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$1,650	$—	$1,650
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	2,712	—	2,712
Total Return Swap Contracts	Total return swap contracts, at fair value	98	—	98
Total Financial and Derivative Liabilities		4,460	—	4,460
Financial and Derivative Liabilities not subject to a netting agreement		(1,915)	—	(1,915)
Total Financial and Derivative Liabilities subject to a netting agreement		$2,545	$—	$2,545

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$95	$95	$—	$—
Bank of Montreal	115	55	—	60
Barclays	164	164	—	—
BNP Paribas	155	55	—	100
Citigroup	586	154	—	432
Commonwealth Bank of Australia	103	57	—	46
Goldman Sachs	134	98	—	36
Morgan Stanley	223	50	—	173
Northern Trust	151	—	—	151
Royal Bank of Canada	108	67	—	41
Standard Chartered	166	120	—	46
State Street	458	309	—	149
UBS	87	87	—	—
Total	$2,545	$1,311	$—	$1,234

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

220 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,962,445
Investments, at fair value(*)(>)	2,337,313
Cash (restricted)(a)	5,063
Foreign currency holdings(^)	11,726
Unrealized appreciation on foreign currency exchange contracts	4,047
Receivables:
Dividends and interest	4,181
Dividends from affiliated funds	50
Investments sold	25,562
Fund shares sold	2,239
Foreign capital gains taxes recoverable	43
Variation margin on futures contracts	14,645
Prepaid expenses	23
Total return swap contracts, at fair value(8)	61
Total assets	2,404,953

Liabilities
Payables:
Due to custodian	4,565
Investments purchased	19,964
Fund shares redeemed	1,933
Accrued fees to affiliates	2,489
Other accrued expenses	1,406
Variation margin on futures contracts	1,650
Deferred capital gains tax liability	5,201
Unrealized depreciation on foreign currency exchange contracts	2,712
Payable upon return of securities loaned	31,216
Total return swap contracts, at fair value(8)	98
Total liabilities	71,234

Net Assets	$2,333,719

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 221

Russell Investment Company
Emerging Markets Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(13,252)
Accumulated net realized gain (loss)	(205,633)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	369,667
Futures contracts	677
Total return swap contracts	(37)
Foreign currency-related transactions	1,375
Shares of beneficial interest	1,282
Additional paid-in capital	2,179,640
Net Assets	$2,333,719

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$18.09
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$19.19
Class A — Net assets	$17,820,905
Class A — Shares outstanding ($.01 par value)	985,252
Net asset value per share: Class C(#)	$16.82
Class C — Net assets	$16,895,514
Class C — Shares outstanding ($.01 par value)	1,004,659
Net asset value per share: Class E(#)	$18.15
Class E — Net assets	$6,311,981
Class E — Shares outstanding ($.01 par value)	347,727
Net asset value per share: Class R6(#)	$18.24
Class R6 — Net assets	$2,683,921
Class R6 — Shares outstanding ($.01 par value)	147,165
Net asset value per share: Class S(#)	$18.21
Class S — Net assets	$1,819,203,324
Class S — Shares outstanding ($.01 par value)	99,879,383
Net asset value per share: Class T(#)	$18.21
Class T — Net assets	$2,348,947
Class T — Shares outstanding ($.01 par value)	128,991
Net asset value per share: Class Y(#)	$18.24
Class Y — Net assets	$468,453,944
Class Y — Shares outstanding ($.01 par value)	25,687,248
Amounts in thousands
(^) Foreign currency holdings - cost	$11,789
(*) Securities on loan included in investments	$30,583
(>) Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund	$97,379
(8) Total return swap contracts – premiums paid (received)	$—

(a) Cash Collateral for Futures	$5,063
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

222 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$21,463
Dividends from affiliated funds	323
Interest	49
Securities lending income (net)	505
Securities lending income from affiliated funds (net)	146
Less foreign taxes withheld	(2,625)
Total investment income	19,861

Expenses
Advisory fees	12,777
Administrative fees	539
Custodian fees	1,076
Distribution fees - Class A	21
Distribution fees - Class C	62
Transfer agent fees - Class A	17
Transfer agent fees - Class C	17
Transfer agent fees - Class E	18
Transfer agent fees - Class R6	—**
Transfer agent fees - Class S	1,701
Transfer agent fees - Class T	—**
Transfer agent fees - Class Y	11
Professional fees	101
Registration fees	69
Shareholder servicing fees - Class C	21
Shareholder servicing fees - Class E	23
Trustees’ fees	36
Printing fees	115
Miscellaneous	15
Expenses before reductions	16,619
Expense reductions	(469)
Net expenses	16,150
Net investment income (loss)	3,711

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	38,254
Futures contracts	4,244
Total return swap contracts	(54)
Foreign currency-related transactions	1,090
Net realized gain (loss)	43,534
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	179,626
Futures contracts	2,674
Total return swap contracts	412
Foreign currency-related transactions	(992)
Net change in unrealized appreciation (depreciation)	181,720
Net realized and unrealized gain (loss)	225,254
Net Increase (Decrease) in Net Assets from Operations	$228,965

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 223

Russell Investment Company
Emerging Markets Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,711	$21,904
Net realized gain (loss)	43,534	(147,352)
Net change in unrealized appreciation (depreciation)	181,720	322,494
Net increase (decrease) in net assets from operations	228,965	197,046

Distributions
From net investment income
Class A	(134)	—
Class C	(18)	—
Class E	(267)	—
Class R6	(3)	—
Class S	(17,187)	(1,970)
Class Y	(5,978)	(1,811)
Net decrease in net assets from distributions	(23,587)	(3,781)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(150,649)	(262,169)
Total Net Increase (Decrease) in Net Assets	54,729	(68,904)

Net Assets
Beginning of period	2,278,990	2,347,894
End of period	$2,333,719	$2,278,990
Undistributed (overdistributed) net investment income included in net assets	$(13,252)	$6,624

See accompanying notes which are an integral part of the financial statements.

224 Emerging Markets Fund

Russell Investment Company
Emerging Markets Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	45	$770	223	$3,275
Proceeds from reinvestment of distributions	8	134	—	—
Payments for shares redeemed	(119)	(2,013)	(296)	(4,339)
Net increase (decrease)	(66)	(1,109)	(73)	(1,064)
Class C
Proceeds from shares sold	57	888	113	1,567
Proceeds from reinvestment of distributions	2	18	—	—
Payments for shares redeemed	(207)	(3,209)	(409)	(5,576)
Net increase (decrease)	(148)	(2,303)	(296)	(4,009)
Class E
Proceeds from shares sold	93	1,528	198	2,967
Proceeds from reinvestment of distributions	17	259	—	—
Payments for shares redeemed	(1,862)	(30,714)	(599)	(8,967)
Net increase (decrease)	(1,752)	(28,927)	(401)	(6,000)
Class R6
Proceeds from shares sold	133	2,366	15	214
Proceeds from reinvestment of distributions	—**	3	—	—
Payments for shares redeemed	(—)**	(2)	(1)	(10)
Net increase (decrease)	133	2,367	14	204
Class S
Proceeds from shares sold	12,121	204,361	30,778	454,336
Proceeds from reinvestment of distributions	1,088	17,078	137	1,953
Payments for shares redeemed	(16,021)	(270,027)	(44,075)	(651,379)
Net increase (decrease)	(2,812)	(48,588)	(13,160)	(195,090)
Class T(1)
Proceeds from shares sold	129	2,310	—	—
Payments for shares redeemed	(—)**	(8)	—	—
Net increase (decrease)	129	2,302	—	—
Class Y
Proceeds from shares sold	644	10,453	4,484	70,519
Proceeds from reinvestment of distributions	381	5,977	126	1,810
Payments for shares redeemed	(5,275)	(90,821)	(8,277)	(128,539)
Net increase (decrease)	(4,250)	(74,391)	(3,667)	(56,210)
Total increase (decrease)	(8,766)	$(150,649)	(17,583)	$(262,169)

**     Less than 500 shares.
(1) For the period March 17, 2017 (commencement of operations) to April 30, 2017.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 225

Russell Investment Company
Emerging Markets Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2017*	16.51	—(f)	1.71	1.71	(.13)	—
October 31, 2016	15.09	.11	1.31	1.42	—	—
October 31, 2015	18.50	.10	(3.03)	(2.93)	(.22)	(.26)
October 31, 2014	18.96	.13	.04	.17	(.08)	(.55)
October 31, 2013	17.79	.13	1.18	1.31	(.14)	—
October 31, 2012	18.06	.19	.46	.65	(.22)	(.70)

Class C
April 30, 2017*	15.30	(.05)	1.59	1.54	(.02)	—
October 31, 2016	14.09	—(f)	1.21	1.21	—	—
October 31, 2015	17.29	(.02)	(2.83)	(2.85)	(.09)	(.26)
October 31, 2014	17.81	(.01)	.04	.03	—	(.55)
October 31, 2013	16.72	(.01)	1.10	1.09	—	—
October 31, 2012	16.99	.05	.45	.50	(.07)	(.70)

Class E
April 30, 2017*	16.57	(.04)	1.75	1.71	(.13)	—
October 31, 2016	15.14	.11	1.32	1.43	—	—
October 31, 2015	18.56	.11	(3.05)	(2.94)	(.22)	(.26)
October 31, 2014	19.01	.15	.03	.18	(.08)	(.55)
October 31, 2013	17.83	.14	1.17	1.31	(.13)	—
October 31, 2012	18.10	.18	.47	.65	(.22)	(.70)

Class R6
April 30, 2017*	16.68	.13	1.63	1.76	(.20)	—
October 31, 2016(8)	13.39	.16	3.13	3.29	—	—

Class S
April 30, 2017*	16.65	.03	1.70	1.73	(.17)	—
October 31, 2016	15.20	.15	1.32	1.47	(.02)	—
October 31, 2015	18.63	.15	(3.05)	(2.90)	(.27)	(.26)
October 31, 2014	19.09	.19	.03	.22	(.13)	(.55)
October 31, 2013	17.91	.18	1.18	1.36	(.18)	—
October 31, 2012	18.19	.23	.46	.69	(.27)	(.70)

Class T
April 30, 2017(10)	17.92	.04	.25	.29	—	—

Class Y
April 30, 2017*	16.68	.04	1.72	1.76	(.20)	—
October 31, 2016	15.24	.18	1.31	1.49	(.05)	—
October 31, 2015	18.68	.18	(3.06)	(2.88)	(.30)	(.26)
October 31, 2014	19.14	.22	.03	.25	(.16)	(.55)
October 31, 2013	17.96	.23	1.17	1.40	(.22)	—
October 31, 2012	18.23	.26	.47	.73	(.30)	(.70)

See accompanying notes which are an integral part of the financial statements.

226 Emerging Markets Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(l)	Net Assets(d)(e)	Turnover Rate(b)(k)

(.13)	18.09	10.68	17,821	1.77	1.73	(.08)	24
—	16.51	9.41	17,353	1.78	1.76	.75	68
(.48)	15.09	(16.11)	16,963	1.77	1.77	.62	71
(.63)	18.50	1.04	22,378	1.76	1.76	.72	67
(.14)	18.96	7.36	21,736	1.75	1.75	.74	93
(.92)	17.79	4.11	20,585	1.75	1.75	1.07	94

(.02)	16.82	10.26	16,896	2.52	2.48	(.71)	24
—	15.30	8.59	17,641	2.53	2.51	(.03)	68
(.35)	14.09	(16.70)	20,415	2.52	2.52	(.15)	71
(.55)	17.29	.26	28,601	2.51	2.51	(.05)	67
—	17.81	6.55	28,808	2.50	2.50	(.04)	93
(.77)	16.72	3.37	31,671	2.50	2.50	.29	94

(.13)	18.15	10.69	6,312	1.77	1.73	(.53)	24
—	16.57	9.45	34,786	1.78	1.76	.75	68
(.48)	15.14	(16.12)	37,874	1.77	1.77	.64	71
(.63)	18.56	1.09	49,652	1.76	1.76	.80	67
(.13)	19.01	7.37	39,296	1.75	1.75	.74	93
(.92)	17.83	4.11	38,808	1.75	1.75	1.05	94

(.20)	18.24	10.92	2,684	1.38	1.32	1.57	24
—	16.68	24.57	240	1.39	1.34	1.48	68

(.17)	18.21	10.87	1,819,203	1.52	1.48	.32	24
(.02)	16.65	9.68	1,709,494	1.53	1.51	.99	68
(.53)	15.20	(15.86)	1,760,569	1.52	1.52	.87	71
(.68)	18.63	1.31	2,231,799	1.51	1.51	1.02	67
(.18)	19.09	7.64	1,596,632	1.50	1.50	.99	93
(.97)	17.91	4.33	1,341,106	1.50	1.50	1.33	94

—	18.21	1.73	2,349	1.53	1.37	2.12	24

(.20)	18.24	10.94	468,454	1.32	1.29	.47	24
(.05)	16.68	9.86	499,476	1.33	1.31	1.20	68
(.56)	15.24	(15.70)	512,073	1.32	1.32	1.04	71
(.71)	18.68	1.50	651,728	1.31	1.31	1.16	67
(.22)	19.14	7.80	482,265	1.30	1.30	1.26	93
(1.00)	17.96	4.58	387,848	1.32	1.32	1.50	94

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund 227

Russell Investment Company
Emerging Markets Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$2,099,709
Administration fees	91,365
Distribution fees	14,010
Shareholder servicing fees	4,739
Transfer agent fees	272,894
Trustee fees	6,665
$2,489,382

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U.S. Cash Collateral Fund	$48,769	$156,282	$173,835	$—	$—	$31,216	$146	$—
U.S. Cash Management Fund	93,616	414,809	442,262	—	—	66,163	323	—
	$142,385	$571,091	$616,097	$—	$—	$97,379	$469	$—

Federal Income Taxes (Unaudited)

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$2,035,067,999
Unrealized Appreciation	$386,188,899
Unrealized Depreciation	(83,944,075)
Net Unrealized Appreciation (Depreciation)	$302,244,824

See accompanying notes which are an integral part of the financial statements.

228 Emerging Markets Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2016	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2017	$1,131.10	$1,018.74
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$6.45	$6.11

Fund is from November 1, 2016 to April 30, 2017.	* Expenses are equal to the Fund's annualized expense ratio of 1.22%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2017	$1,127.00	$1,015.03
	Expenses Paid During Period*	$10.39	$9.84
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.97%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2016	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2017	$1,131.40	$1,018.84
of other funds.	Expenses Paid During Period*	$6.34	$6.01

* Expenses are equal to the Fund's annualized expense ratio of 1.20%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Tax-Managed U.S. Large Cap Fund 229

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,132.50	$1,019.98
Expenses Paid During Period*	$5.13	$4.86

* Expenses are equal to the Fund's annualized expense ratio of 0.97%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class T	Performance	expenses)
Beginning Account Value
March 17, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,002.20	$1,020.48
Expenses Paid During Period*	$1.07	$4.36

* Expenses are equal to the Fund's annualized expense ratio of 0.87%
(representing the 45-day period annualized), multiplied by the average account value over the period, multiplied by 45/365 (to reflect the period since commencement of operations). May reflect amounts waived and/or reimbursed.
Without any waivers and/or reimbursements, expenses would have been higher.
Hypothetical expenses are equal to the Fund’s annualized expense ratio of
0.87% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the on-half year period).

230 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.9%			CVS Health Corp.	128,896	10,626
Consumer Discretionary - 12.1%			Dr Pepper Snapple Group, Inc.	14,940	1,369
Amazon.com, Inc.(Æ)	31,185	28,847	General Mills, Inc.	86,633	4,982
AutoZone, Inc.(Æ)	2,200	1,523	Hershey Co. (The)	4,970	538
Best Buy Co., Inc.	2,602	135	Kimberly-Clark Corp.	22,974	2,981
Carnival Corp.	7,494	463	Kraft Heinz Co. (The)	71,337	6,448
CBS Corp. Class B	23,776	1,583	Kroger Co. (The)	28,400	842
Charter Communications, Inc. Class A(Æ)	15,373	5,306	Molson Coors Brewing Co. Class B	25,892	2,483
Chipotle Mexican Grill, Inc. Class A(Æ)	11,582	5,495	Mondelez International, Inc. Class A	495,836	22,328
Comcast Corp. Class A	432,979	16,968	PepsiCo, Inc.	170,387	19,301
Costco Wholesale Corp.	15,714	2,790	Philip Morris International, Inc.	169,140	18,747
CST Brands, Inc.	3,500	169	Procter & Gamble Co. (The)	41,918	3,661
DISH Network Corp. Class A(Æ)	20,423	1,316	Reynolds American, Inc.	73,679	4,752
Dollar General Corp.	5,400	393	Tyson Foods, Inc. Class A	61,124	3,928
Dollar Tree, Inc.(Æ)	5,970	494	Unilever NV	237,951	12,431
DR Horton, Inc.	23,709	780	Walgreens Boots Alliance, Inc.	49,579	4,291
eBay, Inc.(Æ)	5,789	193	Whole Foods Market, Inc.	149,336	5,431
Estee Lauder Cos., Inc. (The) Class A	968	84
Expedia, Inc.	5,900	789			154,905
Ford Motor Co.	376,232	4,315
Gap, Inc. (The)	32,259	845	Energy - 6.9%
			Anadarko Petroleum Corp.	26,685	1,522
General Motors Co.	62,947	2,180	Apache Corp.	7,974	388
Hilton Worldwide Holdings, Inc.	59,784	3,525	Baker Hughes, Inc.	16,422	975
Home Depot, Inc. (The)	79,003	12,332	BP PLC - ADR	500,921	17,191
Interpublic Group of Cos., Inc. (The)	65,624	1,547	Cabot Oil & Gas Corp.	42,924	998
Lennar Corp. Class A	2,800	141	Cenovus Energy, Inc.	354,769	3,541
Lowe's Cos., Inc.	185,439	15,740	Chevron Corp.	135,707	14,479
Macy's, Inc.	12,300	359	Concho Resources, Inc.(Æ)	9,484	1,201
McDonald's Corp.	5,663	792	ConocoPhillips	124,441	5,962
News Corp. Class A	97,366	1,238	Core Laboratories NV	117,091	12,976
Nike, Inc. Class B	244,174	13,530	Devon Energy Corp.	11,954	472
Omnicom Group, Inc.	48,730	4,002	Diamondback Energy, Inc.(Æ)	23,321	2,328
O'Reilly Automotive, Inc.(Æ)	20,832	5,169	Enbridge, Inc.	16,005	663
Priceline Group, Inc. (The)(Æ)	5,043	9,314	EOG Resources, Inc.	37,079	3,430
PulteGroup, Inc.	44,100	1,000	EQT Corp.	14,351	834
Ross Stores, Inc.	18,800	1,222	Exxon Mobil Corp.	151,566	12,375
Royal Caribbean Cruises, Ltd.	19,702	2,100	Halliburton Co.	146,966	6,743
Staples, Inc.	210,037	2,052	Kinder Morgan, Inc.	29,066	600
Starbucks Corp.	388,282	23,321	Marathon Petroleum Corp.	11,299	576
Target Corp.	161,133	8,999	Murphy Oil Corp.	36,099	945
Time Warner, Inc.	64,864	6,439	Occidental Petroleum Corp.	160,752	9,893
TJX Cos., Inc.	163,973	12,895	PBF Energy, Inc. Class A	108,361	2,419
Twenty-First Century Fox, Inc. Class A	112,333	3,431	Phillips 66	91,655	7,292
VF Corp.	26,000	1,420	Pioneer Natural Resources Co.	54,530	9,433
Wal-Mart Stores, Inc.	258,466	19,432	Royal Dutch Shell PLC Class A - ADR	118,633	6,191
Walt Disney Co. (The)	66,154	7,647	Schlumberger, Ltd.	183,518	13,322
Whirlpool Corp.	16,553	3,074	TransCanada Corp.	10,996	511
Wyndham Worldwide Corp.	77,055	7,344	Valero Energy Corp.	35,236	2,277
Yum China Holdings, Inc.(Æ)	29,534	1,008	Williams Cos., Inc. (The)	14,626	448
Yum! Brands, Inc.	22,645	1,489
		245,230			139,985

Consumer Staples - 7.7%			Financial Services - 20.6%
			Alliance Data Systems Corp.	22,486	5,613
Altria Group, Inc.	193,022	13,855	American Express Co.	143,587	11,379
Archer-Daniels-Midland Co.	59,978	2,744	American International Group, Inc.	172,145	10,485
Coca-Cola Co. (The)	67,940	2,932	American Tower Corp.(ö)	148,692	18,726
Colgate-Palmolive Co.	97,908	7,053	Ameriprise Financial, Inc.	49,854	6,374
Constellation Brands, Inc. Class A	18,440	3,182	Aon PLC	38,352	4,596

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Large Cap Fund 231

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Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Arthur J Gallagher & Co.	10,292	574	Health Care - 12.3%
AvalonBay Communities, Inc.(ö)	7,200	1,367	Abbott Laboratories	133,144	5,810
Axis Capital Holdings, Ltd.	38,263	2,522	AbbVie, Inc.	67,323	4,439
Bank of America Corp.	1,554,327	36,278	Aetna, Inc.	23,472	3,170
Bank of New York Mellon Corp. (The)	28,859	1,358	Alexion Pharmaceuticals, Inc.(Æ)	5,448	696
BB&T Corp.	6,074	262	Allergan PLC(Æ)	80,020	19,514
Berkshire Hathaway, Inc. Class B(Æ)	148,558	24,543	Amgen, Inc.	53,187	8,687
BlackRock, Inc. Class A	5,485	2,109	Anthem, Inc.	56,128	9,985
Capital One Financial Corp.	118,861	9,554	Baxter International, Inc.	7,837	436
Charles Schwab Corp. (The)	64,673	2,513	Becton Dickinson and Co.	3,015	564
Chubb, Ltd.	90,347	12,400	Biogen, Inc.(Æ)	11,230	3,046
Citigroup, Inc.	331,426	19,594	Bioverativ Inc.(Æ)	5,615	330
CME Group, Inc. Class A	2,510	292	Boston Scientific Corp.(Æ)	131,115	3,459
Comerica, Inc.	60,506	4,278	Bristol-Myers Squibb Co.	91,694	5,139
Discover Financial Services	29,578	1,851	Cardinal Health, Inc.	77,054	5,593
Equinix, Inc.(ö)	27,247	11,381	Celgene Corp.(Æ)	40,912	5,075
Everest Re Group, Ltd.	900	227	Cerner Corp.(Æ)	88,688	5,743
Fidelity National Information Services, Inc.	32,784	2,760	Cigna Corp.	34,451	5,387
Fifth Third Bancorp	11,520	281	Eli Lilly & Co.	62,496	5,128
First Republic Bank	2,386	221	Gilead Sciences, Inc.	49,077	3,364
FleetCor Technologies, Inc.(Æ)	42,989	6,067	Humana, Inc.	17,180	3,814
Franklin Resources, Inc.	114,244	4,925	Intuitive Surgical, Inc.(Æ)	104	87
Goldman Sachs Group, Inc. (The)	53,346	11,939	Johnson & Johnson	308,349	38,071
Hartford Financial Services Group, Inc.	55,496	2,684	McKesson Corp.	18,692	2,585
Intercontinental Exchange, Inc.	163,857	9,864	Medtronic PLC	157,904	13,120
Invesco, Ltd.	31,200	1,028	Merck & Co., Inc.	309,312	19,279
JPMorgan Chase & Co.	234,800	20,428	Mylan NV(Æ)	99,804	3,728
KeyCorp	243,768	4,446	Novo Nordisk A/S - ADR	115,561	4,470
Loews Corp.	204,585	9,538	Pfizer, Inc.	667,472	22,641
M&T Bank Corp.	1,250	194	Regeneron Pharmaceuticals, Inc.(Æ)	13,923	5,409
Markel Corp.(Æ)	13,841	13,420	Sanofi - ADR	164,693	7,790
MasterCard, Inc. Class A	15,196	1,768	Stryker Corp.	13,945	1,902
MetLife, Inc.	154,203	7,989	Thermo Fisher Scientific, Inc.	34,905	5,771
Moody's Corp.	58,542	6,927	UnitedHealth Group, Inc.	124,574	21,786
Morgan Stanley	224,736	9,747	Vertex Pharmaceuticals, Inc.(Æ)	8,712	1,031
Northern Trust Corp.	1,827	164	Zoetis, Inc. Class A	13,700	769
PNC Financial Services Group, Inc. (The)	22,409	2,683			247,818
Prologis, Inc.(ö)	9,600	522
Prudential Financial, Inc.	7,700	824	Materials and Processing - 3.2%
Raymond James Financial, Inc.	6,917	515	AdvanSix, Inc.(Æ)	13,686	373
Regions Financial Corp.	293,859	4,041	Air Products & Chemicals, Inc.	1,928	271
Simon Property Group, Inc.(ö)	4,200	694	Ball Corp.	3,000	231
SL Green Realty Corp.(ö)	356	37	Celanese Corp. Class A	57,988	5,047
State Street Corp.	296,159	24,848	CRH PLC - ADR	13,895	505
SunTrust Banks, Inc.	6,350	361	Crown Holdings, Inc.(Æ)	14,346	805
SVB Financial Group(Æ)	5,400	950	Dow Chemical Co. (The)	118,869	7,464
Synchrony Financial	239,186	6,649	Eastman Chemical Co.	21,049	1,679
TD Ameritrade Holding Corp.	6,600	253	Ecolab, Inc.	134,849	17,407
UBS Group AG	164,003	2,790	EI du Pont de Nemours & Co.	185,185	14,768
US Bancorp	172,375	8,839	Ingersoll-Rand PLC	16,221	1,440
Visa, Inc. Class A	283,388	25,851	Ingevity Corp.(Æ)	4,417	279
Voya Financial, Inc.	79,600	2,975	International Paper Co.	19,210	1,037
Wells Fargo & Co.	450,642	24,263	Martin Marietta Materials, Inc.	6,899	1,519
XL Group, Ltd.	175,812	7,358	Masco Corp.	34,631	1,282
		417,119	Monsanto Co.	22,712	2,648
			Mosaic Co. (The)	23,464	632
			PPG Industries, Inc.	4,260	468

See accompanying notes which are an integral part of the financial statements.

232 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Praxair, Inc.	37,887	4,735	Analog Devices, Inc.	44,403	3,384
Rio Tinto PLC - ADR	37,916	1,510	Apple, Inc.	425,136	61,070
Versum Materials, Inc.	1,866	60	Applied Materials, Inc.	23,100	938
WestRock Co.	26,503	1,420	Broadcom, Ltd.	42,023	9,279
		65,580	CDK Global Inc.	996	65
			Cisco Systems, Inc.	292,052	9,950
Producer Durables - 11.2%			Cognizant Technology Solutions Corp. Class
3M Co.	5,520	1,081	A	69,986	4,215
Accenture PLC Class A	43,472	5,273	Corning, Inc.	57,783	1,667
Adient PLC	69,281	5,096	Dell Technologies, Inc. Class V(Æ)	37,063	2,487
Allegion PLC	17,438	1,371	DXC Technology Co.(Æ)	21,389	1,611
Automatic Data Processing, Inc.	76,295	7,972	Facebook, Inc. Class A(Æ)	231,310	34,754
Boeing Co. (The)	202	37	Hewlett Packard Enterprise Co.	248,993	4,639
Canadian Pacific Railway, Ltd.	2,422	371	HP, Inc.	352,152	6,628
CSX Corp.	63,100	3,208	Intel Corp.	287,900	10,408
Danaher Corp.	8,637	720	International Business Machines Corp.	62,378	9,999
Deere & Co.	11,061	1,235	Intuit, Inc.	76,963	9,637
Delphi Automotive PLC	17,118	1,376	KLA-Tencor Corp.	5,800	570
Delta Air Lines, Inc.	89,351	4,060	Lam Research Corp.	32,264	4,673
Dover Corp.	71,632	5,650	Microsoft Corp.	582,719	39,892
Eaton Corp. PLC	22,997	1,739	NXP Semiconductors NV(Æ)	44,519	4,708
Emerson Electric Co.	13,090	789	Oracle Corp.	748,916	33,671
FedEx Corp.	1,662	315	QUALCOMM, Inc.	191,755	10,305
Fortive Corp.	124,280	7,862	Red Hat, Inc.(Æ)	73,619	6,484
General Dynamics Corp.	47,303	9,167	Salesforce.com, Inc.(Æ)	94,486	8,137
General Electric Co.	286,788	8,314	SAP SE - ADR	59,771	5,988
Honeywell International, Inc.	275,195	36,090	Seagate Technology PLC	60,522	2,550
Illinois Tool Works, Inc.	1,831	253	TE Connectivity, Ltd.	26,465	2,048
Johnson Controls International PLC	189,498	7,877	Texas Instruments, Inc.	77,989	6,175
Kansas City Southern	102,328	9,217	Western Digital Corp.	487	43
L3 Technologies, Inc.	8,688	1,492	Xilinx, Inc.	5,800	366
Lockheed Martin Corp.	1,670	450	Yahoo!, Inc.(Æ)	115	6
Mettler-Toledo International, Inc.(Æ)	24,329	12,491			358,905
Norfolk Southern Corp.	38,039	4,469
Northrop Grumman Corp.	2,683	660	Utilities - 4.1%
PACCAR, Inc.	46,767	3,121	American Electric Power Co., Inc.	26,048	1,767
Parker-Hannifin Corp.	32,138	5,168	AT&T, Inc.	558,140	22,119
Pentair PLC	6,066	391	California Resources Corp.(Æ)	1,158	14
Raytheon Co.	94,994	14,744	Cheniere Energy, Inc.(Æ)	5,800	263
Rockwell Collins, Inc.	12,491	1,300	CMS Energy Corp.	37,178	1,688
Roper Technologies, Inc.	22,633	4,950	Dominion Resources, Inc.	9,276	718
Sensata Technologies Holding NV(Æ)	119,732	4,931	Duke Energy Corp.	46,694	3,852
Snap-on, Inc.	3,734	626	Edison International	22,508	1,800
Southwest Airlines Co.	180,729	10,161	Entergy Corp.	141,461	10,788
Stanley Black & Decker, Inc.	138,369	18,839	Exelon Corp.	22,513	780
TopBuild Corp.(Æ)	3,805	195	FirstEnergy Corp.	14,346	430
TransDigm Group, Inc.	25,425	6,273	NextEra Energy, Inc.	55,480	7,410
Union Pacific Corp.	57,199	6,404	NiSource, Inc.	38,538	935
United Continental Holdings, Inc.(Æ)	23,732	1,666	PG&E Corp.	44,362	2,974
United Technologies Corp.	70,258	8,360	PPL Corp.	24,300	926
Waste Management, Inc.	4,229	308	Sempra Energy	14,900	1,684
		226,072	Southern Co. (The)	36,697	1,828
			T-Mobile US, Inc.(Æ)	27,385	1,842
Technology - 17.8%			Verizon Communications, Inc.	435,294	19,984
Adobe Systems, Inc.(Æ)	118,355	15,829	Xcel Energy, Inc.	41,419	1,866
Alphabet, Inc. Class A(Æ)	11,449	10,585			83,668
Alphabet, Inc. Class C(Æ)	39,896	36,144

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Large Cap Fund 233

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($) or		Value
	Shares		$
Total Common Stocks
(cost $1,352,770)			1,939,282

Short-Term Investments - 4.0%
U.S. Cash Management Fund	79,468,148	(8)	79,484
United States Treasury Bills
0.655% due 05/25/17 (~)	1,200		1,199
Total Short-Term Investments
(cost $80,682)			80,683

Total Investments 99.9%
(identified cost $1,433,452)			2,019,965

Other Assets and Liabilities, Net
- 0.1%			1,078
Net Assets - 100.0%			2,021,043

See accompanying notes which are an integral part of the financial statements.

234 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
			Number of	Notional		Expiration	(Depreciation)
			Contracts	Amount		Date	$
S&P 500 E-Mini Index Futures			339	USD	40,349	06/17	261
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							261

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)		Total	% of Net Assets
Common Stocks
Consumer Discretionary	$245,230	$—	$—		$—	$245,230	12.1
Consumer Staples	154,905	—	—		—	154,905	7.7
Energy	139,985	—	—		—	139,985	6.9
Financial Services	417,119	—	—		—	417,119	20.6
Health Care	247,818	—	—		—	247,818	12.3
Materials and Processing	65,580	—	—		—	65,580	3.2
Producer Durables	226,072	—	—		—	226,072	11.2
Technology	358,905	—	—		—	358,905	17.8
Utilities	83,668	—	—		—	83,668	4.1
Short-Term Investments	—	1,199	—		79,484	80,683	4.0
Total Investments	1,939,282	1,199	—		79,484	2,019,965	99.9
Other Assets and Liabilities, Net							0.1
							100.0
Other Financial Instruments
Assets
Futures Contracts	261	—	—		—	261	—*

Total Other Financial Instruments**	$261	$—	$—		$—	$261

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Large Cap Fund 235

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Tax-Managed U.S. Large Cap Fund

Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$261

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$10,792

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$2,365

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

236 Tax-Managed U.S. Large Cap Fund

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Tax-Managed U.S. Large Cap Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2017

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$238	$—	$238
Total Financial and Derivative Assets		238	—	238
Financial and Derivative Assets not subject to a netting agreement		(238)	—	(238)
Total Financial and Derivative Assets subject to a netting agreement		$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Large Cap Fund 237

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2017

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$333	$—	$333
Total Financial and Derivative Liabilities		333	—	333
Financial and Derivative Liabilities not subject to a netting agreement		(333)	—	(333)
Total Financial and Derivative Liabilities subject to a netting agreement		$—	$—	$—

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

238 Tax-Managed U.S. Large Cap Fund

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Tax-Managed U.S. Large Cap Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,433,452
Investments, at fair value(>)	2,019,965
Cash (restricted)(a)	600
Receivables:
Dividends and interest	1,654
Dividends from affiliated funds	44
Fund shares sold	3,534
Variation margin on futures contracts	238
Prepaid expenses	21
Total assets	2,026,056
Liabilities
Payables:
Due to custodian	200
Fund shares redeemed	2,736
Accrued fees to affiliates	1,569
Other accrued expenses	175
Variation margin on futures contracts	333
Total liabilities	5,013

Net Assets	$2,021,043

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Large Cap Fund 239

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$5,027
Accumulated net realized gain (loss)	9,782
Unrealized appreciation (depreciation) on:
Investments	586,513
Futures contracts	261
Shares of beneficial interest	553
Additional paid-in capital	1,418,907
Net Assets	$2,021,043

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$36.20
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$38.41
Class A — Net assets	$35,657,879
Class A — Shares outstanding ($.01 par value)	985,065
Net asset value per share: Class C(#)	$34.42
Class C — Net assets	$28,983,425
Class C — Shares outstanding ($.01 par value)	842,150
Net asset value per share: Class E(#)	$36.38
Class E — Net assets	$2,682,254
Class E — Shares outstanding ($.01 par value)	73,730
Net asset value per share: Class S(#)	$36.56
Class S — Net assets	$1,946,354,814
Class S — Shares outstanding ($.01 par value)	53,236,178
Net asset value per share: Class T(#)	$36.57
Class T — Net assets	$7,364,984
Class T — Shares outstanding ($.01 par value)	201,407
Amounts in thousands
(>) Investments in affiliates, U.S. Cash Management Fund	$79,484

(a) Cash Collateral for Futures	$600
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

240 Tax-Managed U.S. Large Cap Fund

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Tax-Managed U.S. Large Cap Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$18,137
Dividends from affiliated funds	365
Interest	16
Total investment income	18,518

Expenses
Advisory fees	6,821
Administrative fees	477
Custodian fees	101
Distribution fees - Class A	41
Distribution fees - Class C	106
Transfer agent fees - Class A	33
Transfer agent fees - Class C	28
Transfer agent fees - Class E	27
Transfer agent fees - Class S	1,888
Transfer agent fees - Class T	1
Professional fees	45
Registration fees	66
Shareholder servicing fees - Class C	36
Shareholder servicing fees - Class E	33
Trustees’ fees	28
Printing fees	32
Miscellaneous	12
Expenses before reductions	9,775
Expense reductions	(—)**
Net expenses	9,775
Net investment income (loss)	8,743

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	26,060
Futures contracts	10,792
Net realized gain (loss)	36,852
Net change in unrealized appreciation (depreciation) on:
Investments	199,110
Futures contracts	2,365
Net change in unrealized appreciation (depreciation)	201,475
Net realized and unrealized gain (loss)	238,327
Net Increase (Decrease) in Net Assets from Operations	$247,070

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Large Cap Fund 241

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,743	$15,700
Net realized gain (loss)	36,852	(14,711)
Net change in unrealized appreciation (depreciation)	201,475	41,883
Net increase (decrease) in net assets from operations	247,070	42,872

Distributions
From net investment income
Class A	(199)	(167)
Class E	(359)	(273)
Class S	(15,504)	(11,481)
Net decrease in net assets from distributions	(16,062)	(11,921)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(46,422)	216,010
Total Net Increase (Decrease) in Net Assets	184,586	246,961

Net Assets
Beginning of period	1,836,457	1,589,496
End of period	$2,021,043	$1,836,457
Undistributed (overdistributed) net investment income included in net assets	$5,027	$12,346

See accompanying notes which are an integral part of the financial statements.

242 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	118	$4,113	368	$11,470
Proceeds from reinvestment of distributions	6	195	5	166
Payments for shares redeemed	(73)	(2,538)	(207)	(6,360)
Net increase (decrease)	51	1,770	166	5,276
Class C
Proceeds from shares sold	88	2,863	232	6,883
Payments for shares redeemed	(122)	(4,018)	(178)	(5,289)
Net increase (decrease)	(34)	(1,155)	54	1,594
Class E
Proceeds from shares sold	64	2,157	264	8,336
Proceeds from reinvestment of distributions	10	359	9	271
Payments for shares redeemed	(1,708)	(58,783)	(245)	(7,705)
Net increase (decrease)	(1,634)	(56,267)	28	902
Class S
Proceeds from shares sold	9,953	347,076	17,304	545,046
Proceeds from reinvestment of distributions	444	15,277	362	11,200
Payments for shares redeemed	(10,140)	(360,384)	(11,033)	(348,008)
Net increase (decrease)	257	1,969	6,633	208,238
Class T(1)
Proceeds from shares sold	202	7,275	—	—
Payments for shares redeemed	(1)	(14)	—	—
Net increase (decrease)	201	7,261	—	—
Total increase (decrease)	(1,159)	$(46,422)	6,881	$216,010

(1) For the period March 17, 2017 (commencement of operations) to April 30, 2017.

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Large Cap Fund 243

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2017*	32.20	.11	4.10	4.21	(.21)	—
October 31, 2016	31.76	.22	.40	.62	(.18)	—
October 31, 2015	31.83	.16	1.31	1.47	(.14)	(1.40)
October 31, 2014	27.84	.13	3.90	4.03	(.04)	—
October 31, 2013	22.11	.06	5.79	5.85	(.12)	—
October 31, 2012	19.49	.06	2.58	2.64	(.02)	—

Class C
April 30, 2017*	30.54	(.02)	3.90	3.88	—	—
October 31, 2016	30.17	(.02)	.39	.37	—	—
October 31, 2015	30.40	(.07)	1.24	1.17	—	(1.40)
October 31, 2014	26.76	(.09)	3.73	3.64	—	—
October 31, 2013	21.29	(.11)	5.58	5.47	—	—
October 31, 2012	18.88	(.08)	2.49	2.41	—	—

Class E
April 30, 2017*	32.35	.13	4.11	4.24	(.21)	—
October 31, 2016	31.89	.22	.40	.62	(.16)	—
October 31, 2015	31.95	.16	1.31	1.47	(.13)	(1.40)
October 31, 2014	27.95	.14	3.90	4.04	(.04)	—
October 31, 2013	22.17	.07	5.81	5.88	(.10)	—
October 31, 2012	19.53	.08	2.57	2.65	(.01)	—

Class S
April 30, 2017*	32.55	.16	4.14	4.30	(.29)	—
October 31, 2016	32.08	.30	.41	.71	(.24)	—
October 31, 2015	32.13	.24	1.32	1.56	(.21)	(1.40)
October 31, 2014	28.10	.21	3.92	4.13	(.10)	—
October 31, 2013	22.28	.13	5.84	5.97	(.15)	—
October 31, 2012	19.63	.13	2.58	2.71	(.06)	—

Class T
April 30, 2017(10)	36.49	(.01)	.09	.08	—	—

See accompanying notes which are an integral part of the financial statements.

244 Tax-Managed U.S. Large Cap Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)(k)

(.21)	36.20	13.11	35,658	1.22	1.22	.64	22
(.18)	32.20	2.00	30,087	1.23	1.23	.70	23
(1.54)	31.76	4.68	24,396	1.24	1.24	.52	44
(.04)	31.83	14.48	18,676	1.24	1.24	.45	63
(.12)	27.84	26.60	11,631	1.24	1.24	.25	35
(.02)	22.11	13.54	5,765	1.23	1.23	.29	48

—	34.42	12.70	28,983	1.97	1.97	(.10)	22
—	30.54	1.23	26,758	1.98	1.98	(.05)	23
(1.40)	30.17	3.88	24,808	1.99	1.99	(.23)	44
—	30.40	13.60	19,360	1.99	1.99	(.30)	63
—	26.76	25.69	14,927	1.99	1.98	(.46)	35
—	21.29	12.71	10,733	1.98	1.94	(.39)	48

(.21)	36.38	13.14	2,682	1.20	1.20	.76	22
(.16)	32.35	1.98	55,245	1.23	1.23	.70	23
(1.53)	31.89	4.65	53,565	1.24	1.24	.52	44
(.04)	31.95	14.48	45,651	1.24	1.24	.45	63
(.10)	27.95	26.61	36,395	1.24	1.23	.29	35
(.01)	22.17	13.57	23,578	1.23	1.19	.36	48

(.29)	36.56	13.25	1,946,355.97		.97	.91	22
(.24)	32.55	2.25	1,724,367.98		.98	.95	23
(1.61)	32.08	4.92	1,486,727.99		.99	.77	44
(.10)	32.13	14.75	1,181,891.99		.99	.70	63
(.15)	28.10	26.94	758,556.99		.98	.53	35
(.06)	22.28	13.84	473,227.98		.94	.61	48

—	36.57	.22	7,365.97		.87	(.25)	22

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Large Cap Fund 245

Russell Investment Company
Tax-Managed U.S. Large Cap Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$1,127,239
Administration fees	78,813
Distribution fees	24,873
Shareholder servicing fees	6,434
Transfer agent fees	326,296
Trustee fees	4,940
$1,568,595

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U.S. Cash Management Fund	$110,226	$304,572	$335,297	$—	$(17)	$79,484	$365	$—
	$110,226	$304,572	$335,297	$—	$(17)	$79,484	$365	$—

Federal Income Taxes (Unaudited)

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$1,436,038,281
Unrealized Appreciation	$591,495,846
Unrealized Depreciation	(7,569,021)
Net Unrealized Appreciation (Depreciation)	$583,926,825

See accompanying notes which are an integral part of the financial statements.

246 Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2016	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2017	$1,152.40	$1,017.21
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$8.17	$7.65

Fund is from November 1, 2016 to April 30, 2017.	* Expenses are equal to the Fund's annualized expense ratio of 1.53%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2017	$1,148.50	$1,013.64
	Expenses Paid During Period*	$11.99	$11.23
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.25%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2016	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2017	$1,152.60	$1,017.41
of other funds.	Expenses Paid During Period*	$7.95	$7.45

* Expenses are equal to the Fund's annualized expense ratio of 1.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Tax-Managed U.S. Mid & Small Cap Fund 247

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,154.40	$1,018.60
Expenses Paid During Period*	$6.68	$6.26

* Expenses are equal to the Fund's annualized expense ratio of 1.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class T	Performance	expenses)
Beginning Account Value
March 17, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,016.40	$1,019.09
Expenses Paid During Period*	$1.43	$5.76

* Expenses are equal to the Fund's annualized expense ratio of 1.15%
(representing the 45-day period annualized), multiplied by the average account value over the period, multiplied by 45/365 (to reflect the period since commencement of operations). May reflect amounts waived and/or reimbursed.
Without any waivers and/or reimbursements, expenses would have been higher.
Hypothetical expenses are equal to the Fund’s annualized expense ratio of
1.15% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the on-half year period).

248 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 92.2%			Michael Kors Holdings, Ltd.(Æ)	12,856	480
Consumer Discretionary - 12.3%			Monro Muffler Brake, Inc.	16,360	848
1-800-Flowers.com, Inc. Class A(Æ)	14,360	154	Motorcar Parts of America, Inc.(Æ)	96,152	2,915
Aaron's, Inc. Class A	5,967	214	Murphy USA, Inc.(Æ)	1,877	131
American Axle & Manufacturing Holdings,			National Presto Industries, Inc.	425	44
Inc.(Æ)	8,987	158	Noodles & Co. Class A(Æ)(Ñ)	136,462	798
Barnes & Noble Education, Inc.(Æ)	4,196	44	Norwegian Cruise Line Holdings, Ltd.(Æ)	3,307	178
Beazer Homes USA, Inc.(Æ)	83,830	1,040	Nutrisystem, Inc.	11,236	601
Big Lots, Inc.(Ñ)	14,214	718	NVR, Inc.(Æ)	62	131
Bloomin' Brands, Inc.	10,325	224	Ollie's Bargain Outlet Holdings, Inc.(Æ)(Ñ)	56,835	2,177
Bob Evans Farms, Inc.	25,572	1,707	Outfront Media, Inc.(ö)	32,988	863
Brinker International, Inc.(Ñ)	5,264	233	Oxford Industries, Inc.	8,339	483
Buffalo Wild Wings, Inc.(Æ)	5,130	808	Polaris Industries, Inc.(Ñ)	7,336	625
Burlington Stores, Inc.(Æ)	14,503	1,435	Pool Corp.	18,158	2,172
Cabela's, Inc.(Æ)	14,100	770	PulteGroup, Inc.	8,808	200
Cable One, Inc.	366	250	Red Robin Gourmet Burgers, Inc.(Æ)	2,684	158
Caesars Acquisition Co. Class A(Æ)	29,853	521	Sally Beauty Holdings, Inc.(Æ)	73,186	1,392
Callaway Golf Co.	14,281	169	Scholastic Corp.	35,112	1,518
Capella Education Co.	9,579	913	Service Corp. International	12,050	388
Carter's, Inc.	12,153	1,119	Shoe Carnival, Inc.	6,564	167
Cheesecake Factory, Inc. (The)	16,428	1,054	Shutterfly, Inc.(Æ)	26,229	1,361
Chico's FAS, Inc.	10,882	150	Signet Jewelers, Ltd.	3,056	201
Cimpress NV(Æ)(Ñ)	544	45	Six Flags Entertainment Corp.	9,738	610
Columbia Sportswear Co.	9,532	540	Skechers U.S.A., Inc. Class A(Æ)	26,018	657
Cooper Tire & Rubber Co.	4,271	164	SodaStream International, Ltd.(Æ)(Ñ)	11,459	623
CST Brands, Inc.	2,748	133	Sturm Ruger & Co., Inc.(Ñ)	3,231	195
Dana Holding Corp.	9,122	177	TEGNA, Inc.	6,655	170
Domino's Pizza, Inc.	7,308	1,326	Tenneco, Inc.	20,357	1,283
Dorman Products, Inc.(Æ)	16,238	1,350	Tiffany & Co.	7,631	699
Duluth Holdings, Inc. Class B(Æ)(Ñ)	42,900	950	Toll Brothers, Inc.	37,024	1,332
Ethan Allen Interiors, Inc.	45,899	1,368	Townsquare Media, Inc. Class A(Æ)	57,665	698
First Cash Financial Services, Inc.	23,636	1,228	Tupperware Brands Corp.	2,897	208
Five Below, Inc.(Æ)	38,232	1,878	Vail Resorts, Inc.	589	116
Foot Locker, Inc.	3,318	257	WABCO Holdings, Inc.(Æ)	700	83
Fortune Brands Home & Security, Inc.	11,380	725	Wyndham Worldwide Corp.	2,673	255
FTD Cos., Inc.(Æ)	27,183	544
Gannett Co., Inc.	3,383	28			58,539
Gentex Corp.	12,980	268
Gentherm, Inc.(Æ)	45,792	1,701	Consumer Staples - 2.8%
Goodyear Tire & Rubber Co. (The)	9,881	358	Andersons, Inc. (The)	6,196	231
Grand Canyon Education, Inc.(Æ)	12,944	973	B&G Foods, Inc. Class A	5,878	247
Hanesbrands, Inc.(Ñ)	10,236	223	Cal-Maine Foods, Inc.(Æ)(Ñ)	25,233	953
Hemisphere Media Group, Inc. Class A(Æ)			Casey's General Stores, Inc.(Ñ)	17,162	1,923
(Ñ)	62,077	723	Energizer Holdings, Inc.(Æ)	15,210	1,026
Horizon Global Corp.(Æ)	36,299	511	Hain Celestial Group, Inc. (The)(Æ)	5,750	213
ILG, Inc.	8,884	214	Herbalife, Ltd.(Æ)(Ñ)	1,246	79
Interpublic Group of Cos., Inc. (The)	14,186	334	Ingredion, Inc.	1,243	154
John Wiley & Sons, Inc. Class A	3,050	161	Lancaster Colony Corp.	12,788	1,610
Liberty Broadband Corp. Class A(Æ)	262	24	Medifast, Inc.	7,437	345
Liberty Broadband Corp. Class C(Æ)	633	58	MGP Ingredients, Inc.(Ñ)	5,280	276
Liberty Media Corp.-Liberty Formula One			National Beverage Corp.	376	33
Class C(Æ)(Ñ)	524	18	Nu Skin Enterprises, Inc. Class A	2,533	140
Liberty Media Corp.-Liberty SiriusXM Class			Omega Protein Corp.	7,101	143
A(Æ)	166	6	PetMed Express, Inc.(Ñ)	17,579	406
Liberty SiriusXM Group Class C(Æ)	2,096	80	Pinnacle Foods, Inc.	285	17
LKQ Corp.(Æ)	63,022	1,969	Post Holdings, Inc.(Æ)	5,407	455
Lumber Liquidators Holdings, Inc.(Æ)(Ñ)	80,576	1,978	Safeway, Inc.(Æ)	9,450	5
Matthews International Corp. Class A	26,059	1,786	Sanderson Farms, Inc.(Ñ)	19,716	2,283
			Snyders-Lance, Inc.	19,813	699

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 249

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Spectrum Brands Holdings, Inc.	987	142	Argo Group International Holdings, Ltd.	29,156	1,923
Sprouts Farmers Market, Inc.(Æ)	21,033	469	Armada Hoffler Properties, Inc. (ö)	9,757	139
TreeHouse Foods, Inc.(Æ)	12,630	1,106	Ashford Hospitality Trust, Inc. (ö)	46,366	290
Vector Group, Ltd.	12,445	270	Assurant, Inc.	5,539	533
		13,225	Assured Guaranty, Ltd.	12,463	475
			Astoria Financial Corp.	9,124	186
Energy - 3.7%			Axis Capital Holdings, Ltd.	5,244	346
Atwood Oceanics, Inc.(Æ)	10,389	81	Banco Latinoamericano de Comercio Exterior
Bill Barrett Corp.(Æ)	101,537	390	SA Class E	6,718	193
Chesapeake Energy Corp.(Æ)(Ñ)	50,888	268	Bancorp, Inc. (The)(Æ)	39,748	256
CONSOL Energy, Inc.(Æ)	5,245	80	BancorpSouth, Inc.	55,588	1,693
Diamondback Energy, Inc.(Æ)	7,854	784	Bank of Hawaii Corp.	1,087	89
Dril-Quip, Inc.(Æ)	8,911	459	Blackhawk Network Holdings, Inc. Class
Energen Corp.(Æ)	5,905	307	A(Æ)	25,278	1,022
Ensco PLC Class A	21,048	166	BofI Holding, Inc.(Æ)(Ñ)	34,223	818
Exterran Corp.(Æ)	3,009	82	Broadridge Financial Solutions, Inc.	5,818	407
First Solar, Inc.(Æ)	4,127	122	Camden Property Trust(ö)	3,242	267
Green Plains, Inc.	14,705	338	Care Capital Properties, Inc. (ö)	10,214	274
Gulfport Energy Corp.(Æ)	61,569	978	CBOE Holdings, Inc.	3,885	320
Helix Energy Solutions Group, Inc.(Æ)	67,777	415	Cedar Realty Trust, Inc. (ö)	20,389	110
Helmerich & Payne, Inc.(Ñ)	14,426	875	CenterState Banks, Inc.	62,231	1,570
Matador Resources Co.(Æ)(Ñ)	31,783	689	Central Pacific Financial Corp.	8,782	275
McDermott International, Inc.(Æ)	287,421	1,880	Chimera Investment Corp. (ö)	46,499	947
Oceaneering International, Inc.	3,328	88	City Holding Co.	1,479	105
Oil States International, Inc.(Æ)	33,421	994	CNO Financial Group, Inc.	20,964	442
Parsley Energy, Inc. Class A(Æ)	19,637	585	Colony NorthStar, Inc. Class A(ö)	43,660	571
Patterson-UTI Energy, Inc.	2,077	45	Columbia Banking System, Inc.	34,327	1,356
PBF Energy, Inc. Class A(Ñ)	33,893	757	Columbia Property Trust, Inc.(ö)	12,722	286
REX American Resources Corp.(Æ)	11,703	1,108	Community Bank System, Inc.	28,319	1,584
Rice Energy, Inc.(Æ)	11,011	234	CoreCivic, Inc.(Æ)	5,353	184
RPC, Inc.(Ñ)	15,704	285	CVB Financial Corp.	10,947	236
RSP Permian, Inc.(Æ)	45,955	1,749	DCT Industrial Trust, Inc.(ö)	61,545	3,112
SEACOR Holdings, Inc.(Æ)	4,299	282	Diamond Hill Investment Group, Inc.	1,218	246
Southwestern Energy Co.(Æ)	102,993	773	Douglas Emmett, Inc.(ö)	3,358	126
SRC Energy, Inc.(Æ)(Ñ)	133,054	1,003	Duke Realty Corp.(ö)	9,864	274
Tesoro Corp.	3,098	247	Dun & Bradstreet Corp. (The)	17,060	1,870
Transocean, Ltd.(Æ)	22,380	247	E*Trade Financial Corp.(Æ)	12,782	442
Whiting Petroleum Corp.(Æ)	28,081	233	East West Bancorp, Inc.	9,666	525
Willbros Group, Inc.(Æ)	121,704	335	Eaton Vance Corp.	4,476	192
World Fuel Services Corp.	3,375	124	Education Realty Trust, Inc. (ö)	70,575	2,736
WPX Energy, Inc.(Æ)	56,962	680	Enova International, Inc.(Æ)	30,176	428
			EPR Properties(ö)	588	43
		17,683	Equity Commonwealth (Æ)(ö)	27,022	864
			Equity LifeStyle Properties, Inc. Class A(ö)	1,461	118
Financial Services - 24.5%			Erie Indemnity Co. Class A	7,202	892
Alexandria Real Estate Equities, Inc.(ö)	2,082	234	Euronet Worldwide, Inc.(Æ)	11,467	947
Ally Financial, Inc.	10,955	217	Everest Re Group, Ltd.	2,742	690
Altisource Residential Corp. (ö)	4,184	60	Extra Space Storage, Inc. (ö)	3,027	229
Ambac Financial Group, Inc.(Æ)	14,068	273	FactSet Research Systems, Inc.	3,778	617
American Equity Investment Life Holding			Fair Isaac Corp.	18,693	2,532
Co.	85,646	2,031	FCB Financial Holdings, Inc. Class A(Æ)	894	42
American Financial Group, Inc.	4,297	418	Federal Agricultural Mortgage Corp. Class C	8,229	469
American Homes 4 Rent Class A(ö)	6,889	159	Federal Realty Investment Trust(ö)	739	97
American National Insurance Co.	1,564	183	FelCor Lodging Trust, Inc. (ö)	20,410	158
Anworth Mortgage Asset Corp. (ö)	24,430	143	Fidelity & Guaranty Life(Ñ)	984	28
Apple Hospitality REIT, Inc.(ö)	3,471	65	First Commonwealth Financial Corp.	27,032	349
Arch Capital Group, Ltd.(Æ)	2,102	204	First Financial Bancorp	10,984	304
Ares Capital Corp.	2,664	47	First Industrial Realty Trust, Inc.(ö)	107,283	3,019

See accompanying notes which are an integral part of the financial statements.

250 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value	Amount ($) or		Value
	Shares	$		Shares	$
First Midwest Bancorp, Inc.	7,424	169	Raymond James Financial, Inc.	4,148	309
First Republic Bank	47,190	4,363	Rayonier, Inc.(ö)	14,986	423
FNB Corp.	61,387	874	RE/MAX Holdings, Inc. Class A	6,188	366
FNF Group	3,491	143	Reinsurance Group of America, Inc. Class A	2,529	316
FNFV Group(Æ)	2,908	40	RenaissanceRe Holdings, Ltd.	746	106
Four Corners Property Trust, Inc. (ö)	7,233	169	Retail Opportunity Investments Corp.(ö)	9,870	203
Gaming and Leisure Properties, Inc. (ö)	10,931	380	Retail Properties of America, Inc. Class A(ö)	111,172	1,483
Genworth Financial, Inc. Class A(Æ)	108,399	438	RLJ Lodging Trust(ö)	8,498	183
Getty Realty Corp. (ö)	8,597	220	RMR Group, Inc. (The) Class A	7,070	373
Glacier Bancorp, Inc.	40,557	1,370	Ryman Hospitality Properties, Inc.(ö)	4,049	258
Great Western Bancorp, Inc.	5,207	214	SEI Investments Co.	12,878	653
Green Dot Corp. Class A(Æ)	20,190	692	Selective Insurance Group, Inc.	83,304	4,398
Hanover Insurance Group, Inc. (The)	41,111	3,629	ServisFirst Bancshares, Inc.(Ñ)	764	29
Hartford Financial Services Group, Inc.	3,302	160	Signature Bank(Æ)	11,929	1,652
Healthcare Realty Trust, Inc. (ö)	63,658	2,088	SLM Corp.(Æ)	75,562	948
Highwoods Properties, Inc.(ö)	5,700	290	South State Corp.	15,125	1,333
Home BancShares, Inc.	30,544	777	State Bank Financial Corp.	52,229	1,403
Houlihan Lokey, Inc. Class A	15,496	520	Sterling Bancorp	84,983	1,976
Huntington Bancshares, Inc.	23,662	304	Summit Hotel Properties, Inc. (ö)	21,662	358
Iberiabank Corp.	422	33	Sun Communities, Inc.(ö)	27,433	2,294
Invesco Mortgage Capital, Inc. (ö)	56,239	917	SVB Financial Group(Æ)	22,112	3,890
iStar, Inc. (Æ)(ö)	16,287	199	Tanger Factory Outlet Centers, Inc. (ö)	9,523	297
Jack Henry & Associates, Inc.	1,611	156	TriState Capital Holdings, Inc.(Æ)	3,143	78
KeyCorp	29,368	536	UMB Financial Corp.	19,681	1,427
Kilroy Realty Corp.(ö)	3,359	237	Umpqua Holdings Corp.	37,564	664
Lamar Advertising Co. Class A(ö)	6,641	479	Union Bankshares Corp.	39,720	1,360
LaSalle Hotel Properties(ö)	6,953	199	United Community Banks, Inc.	60,617	1,658
Lazard, Ltd. Class A	16,836	723	Universal Insurance Holdings, Inc.(Ñ)	8,695	226
LegacyTexas Financial Group, Inc.	10,997	416	Urstadt Biddle Properties, Inc. Class A(ö)	5,742	113
LendingTree, Inc.(Æ)	6,039	851	Voya Financial, Inc.	11,360	425
Life Storage, Inc.(Æ)	8,331	653	Webster Financial Corp.	33,478	1,701
MarketAxess Holdings, Inc.	1,468	283	WesBanco, Inc.	30,981	1,233
Medical Properties Trust, Inc.(ö)	24,356	318	World Acceptance Corp.(Æ)	5,306	281
MGIC Investment Corp.(Æ)	298,324	3,144	WR Berkley Corp.	3,831	260
Mid-America Apartment Communities, Inc.			WSFS Financial Corp.	8,031	379
(ö)	17,247	1,711	Zions Bancorporation	8,633	346
MSCI, Inc. Class A	8,541	857			116,381
National Health Investors, Inc. (ö)	11,955	875
Navigators Group, Inc. (The)	5,082	275	Health Care - 9.9%
Northwest Bancshares, Inc.	8,090	131	Acadia Healthcare Co., Inc.(Æ)(Ñ)	12,649	551
OceanFirst Financial Corp.	21,413	592	Acadia Pharmaceuticals, Inc.(Æ)(Ñ)	7,822	269
OFG Bancorp(Ñ)	84,045	983	Akebia Therapeutics, Inc.(Æ)	28,505	376
Old National Bancorp	64,200	1,079	Akorn, Inc.(Æ)	102,811	3,439
OM Asset Management PLC	37,506	584	Albany Molecular Research, Inc.(Æ)(Ñ)	67,024	1,073
OneBeacon Insurance Group, Ltd. Class A	25,513	407	Alere, Inc.(Æ)	5,509	271
Oritani Financial Corp.	8,387	142	Align Technology, Inc.(Æ)	28,531	3,841
PacWest Bancorp	26,097	1,289	Athenahealth, Inc.(Æ)(Ñ)	5,352	525
Paramount Group, Inc.(ö)	22,331	366	Avexis, Inc.(Æ)(Ñ)	2,843	229
People's Utah Bancorp	5,621	148	Bio-Rad Laboratories, Inc. Class A(Æ)	4,626	1,010
Piedmont Office Realty Trust, Inc. Class A(ö)	10,158	222	BioSpecifics Technologies Corp.(Æ)	3,273	186
Pinnacle Financial Partners, Inc.	12,713	814	Bio-Techne Corp.	19,242	2,060
Popular, Inc.	31,311	1,312	BioTelemetry, Inc.(Æ)	2,200	72
PRA Group, Inc.(Æ)	38,200	1,230	Brookdale Senior Living, Inc. Class A(Æ)	63,041	819
Preferred Apartment Communities, Inc. Class			Cantel Medical Corp.	12,468	928
A(ö)	15,743	223	Celldex Therapeutics, Inc.(Æ)(Ñ)	7,464	25
Primerica, Inc.	2,921	245	Centene Corp.(Æ)	6,254	465
PS Business Parks, Inc. (ö)	3,323	404
Radian Group, Inc.	48,956	826

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 251

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Charles River Laboratories International,			Carpenter Technology Corp.	21,149	859
Inc.(Æ)	7,982	716	Century Aluminum Co.(Æ)	71,706	978
Chemed Corp.	2,336	470	CF Industries Holdings, Inc.	16,119	431
CONMED Corp.	27,784	1,366	Compass Minerals International, Inc.(Ñ)	5,721	378
Cooper Cos., Inc. (The)	2,058	412	Crown Holdings, Inc.(Æ)	7,741	434
DexCom, Inc.(Æ)	7,077	552	Eagle Materials, Inc.	9,676	929
DYAX Corp.(Æ)	5,306	6	FMC Corp.	22,470	1,645
Exact Sciences Corp.(Æ)(Ñ)	8,202	246	GCP Applied Technologies, Inc.(Æ)	39,690	1,306
Haemonetics Corp.(Æ)	20,950	877	Global Brass & Copper Holdings, Inc.	16,735	597
Henry Schein, Inc.(Æ)	1,751	304	Hexcel Corp.	1,255	65
Heska Corp.(Æ)	4,238	459	Innophos Holdings, Inc.	13,490	647
Hologic, Inc.(Æ)	9,896	447	Innospec, Inc.	4,161	275
Icon PLC(Æ)	19,805	1,673	ITT, Inc.	39,309	1,656
ICU Medical, Inc.(Æ)	264	41	LB Foster Co. Class A	5,089	72
Integra LifeSciences Holdings Corp.(Æ)	47,112	2,166	Lennox International, Inc.	3,222	533
Invacare Corp.	108,451	1,594	LSB Industries, Inc.(Æ)(Ñ)	63,122	696
Ionis Pharmaceuticals, Inc.(Æ)(Ñ)	7,245	349	Martin Marietta Materials, Inc.	2,704	595
Kindred Healthcare, Inc.	79,433	763	Minerals Technologies, Inc.	21,553	1,696
Lannett Co., Inc.(Æ)(Ñ)	45,086	1,172	Mosaic Co. (The)	7,433	200
LifePoint Health, Inc.(Æ)	5,147	320	NewMarket Corp.	1,978	931
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ)	9,648	1,073	Owens Corning	3,111	189
Masimo Corp.(Æ)	2,797	287	Owens-Illinois, Inc.(Æ)	10,534	230
MEDNAX, Inc.(Æ)	9,944	600	Packaging Corp. of America	4,726	467
MiMedx Group, Inc.(Æ)(Ñ)	63,959	812	PGT Innovations, Inc.(Æ)	71,512	779
Molina Healthcare, Inc.(Æ)	1,049	52	PolyOne Corp.	6,686	262
Omnicell, Inc.(Æ)	39,876	1,651	RBC Bearings, Inc.(Æ)	1,937	194
Orthofix International NV(Æ)	4,798	190	Reliance Steel & Aluminum Co.	8,900	701
Oxford Immunotec Global PLC(Æ)	10,701	165	RPM International, Inc.	8,107	426
PRA Health Sciences, Inc.(Æ)	20,317	1,299	Schweitzer-Mauduit International, Inc.	2,050	88
Premier, Inc. Class A(Æ)	33,387	1,129	Sealed Air Corp.	631	28
Prestige Brands Holdings, Inc.(Æ)	175	10	Sensient Technologies Corp.	12,567	1,028
PTC Therapeutics, Inc.(Æ)(Ñ)	9,522	116	Sonoco Products Co.	3,919	205
Quality Systems, Inc.(Æ)	2,976	42	Steel Dynamics, Inc.	7,194	260
Ra Pharmaceuticals, Inc.(Æ)	15,979	377	Trex Co., Inc.(Æ)	925	68
Retrophin, Inc.(Æ)	11,497	225	Trinseo SA	13,978	928
Sarepta Therapeutics, Inc.(Æ)	13,002	471	Unifi, Inc.(Æ)	31,456	883
SciClone Pharmaceuticals, Inc.(Æ)	13,241	128	Universal Forest Products, Inc.	2,625	250
Seattle Genetics, Inc.(Æ)	4,553	311	US Silica Holdings, Inc.	4,390	182
Spark Therapeutics, Inc.(Æ)	5,664	328	Vulcan Materials Co.	18,463	2,232
United Therapeutics Corp.(Æ)	3,793	477	Watsco, Inc.	4,901	680
US Physical Therapy, Inc.	26,966	1,769	WR Grace & Co.	2,986	208
Veeva Systems, Inc. Class A(Æ)	6,119	328			32,030
VWR Corp.(Æ)	41,912	1,184
WellCare Health Plans, Inc.(Æ)	22,405	3,437	Producer Durables - 15.8%
Zimmer Biomet Holdings, Inc.	3,762	450	ACCO Brands Corp.(Æ)	28,415	405
		46,983	Advanced Energy Industries, Inc.(Æ)	14,137	1,043
			Advisory Board Co. (The)(Æ)	17,311	885
Materials and Processing - 6.7%			AGCO Corp.	664	42
A Schulman, Inc.	8,675	275	Air Transport Services Group, Inc.(Æ)	802	15
AAON, Inc.	11,226	411	Aircastle, Ltd.	8,190	193
Acuity Brands, Inc.	11,439	2,014	Alaska Air Group, Inc.	633	54
Albemarle Corp.	5,575	607	Allegiant Travel Co. Class A	1,795	261
Armstrong Flooring, Inc.(Æ)	23,532	452	Allison Transmission Holdings, Inc. Class A	31,969	1,237
Ashland Global Holdings, Inc.	2,458	304	Altra Industrial Motion Corp.	28,626	1,264
Balchem Corp.	25,631	2,080	AO Smith Corp.	22,536	1,214
Ball Corp.	5,457	420	Applied Industrial Technologies, Inc.	4,000	256
Belden, Inc.	3,675	256	ArcBest Corp.	30,415	804

See accompanying notes which are an integral part of the financial statements.

252 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Atlas Air Worldwide Holdings, Inc.(Æ)	14,779	857	NV5 Global, Inc.(Æ)	27,189	1,052
Babcock & Wilcox Co. (The) Class W(Æ)	8,957	440	On Assignment, Inc.(Æ)	6,002	311
Barnes Group, Inc.	28,739	1,580	Orbital ATK, Inc.	4,746	470
Booz Allen Hamilton Holding Corp. Class A	9,028	324	Oshkosh Corp.	2,398	166
Brady Corp. Class A	48,416	1,886	OSI Systems, Inc.(Æ)	7,705	596
Briggs & Stratton Corp.	56,726	1,418	Proto Labs, Inc.(Æ)(Ñ)	8,132	472
Brink's Co. (The)	1,241	76	Robert Half International, Inc.	4,436	204
CAI International, Inc.(Æ)	15,375	317	Rollins, Inc.	817	32
Carlisle Cos., Inc.	3,258	330	Rush Enterprises, Inc. Class A(Æ)	35,594	1,344
CIRCOR International, Inc.	19,937	1,330	Saia, Inc.(Æ)	28,441	1,369
Commercial Vehicle Group, Inc.(Æ)	61,001	542	SkyWest, Inc.	8,678	323
Convergys Corp.	879	20	Snap-on, Inc.	203	34
CoStar Group, Inc.(Æ)	9,656	2,326	Spirit AeroSystems Holdings, Inc. Class A	4,399	251
Crane Co.	6,145	491	Standex International Corp.	8,646	812
Deluxe Corp.	3,172	228	Sykes Enterprises, Inc.(Æ)	804	24
Echo Global Logistics, Inc.(Æ)	75,395	1,414	Team, Inc.(Æ)	34,736	934
Electronics For Imaging, Inc.(Æ)	4,867	223	Terex Corp.	4,352	152
EnPro Industries, Inc.	15,602	1,102	Tetra Tech, Inc.	4,369	192
ESCO Technologies, Inc.	40,946	2,410	Textron, Inc.	7,997	373
ExlService Holdings, Inc.(Æ)	4,894	234	Thermon Group Holdings, Inc.(Æ)	36,231	743
Exponent, Inc.	446	27	Toro Co. (The)	7,664	498
Flir Systems, Inc.	21,187	778	TriMas Corp.(Æ)	41,836	960
Flowserve Corp.	15,683	798	Trimble Navigation, Ltd.(Æ)	47,833	1,695
Forward Air Corp.	3,832	204	Triumph Group, Inc.(Ñ)	43,519	1,140
Franklin Electric Co., Inc.	24,410	1,003	TrueBlue, Inc.(Æ)	47,635	1,303
FTI Consulting, Inc.(Æ)	11,263	390	UniFirst Corp.	1,948	271
Generac Holdings, Inc.(Æ)	19,675	692	United Rentals, Inc.(Æ)	12,333	1,352
General Cable Corp.	59,512	1,071	Wabtec Corp.(Ñ)	17,434	1,463
Genesee & Wyoming, Inc. Class A(Æ)	32,892	2,229	WageWorks, Inc.(Æ)	34,187	2,523
Genpact, Ltd.	58,395	1,426	Welbilt, Inc.(Æ)	25,298	519
Graco, Inc.	1,457	157	Wesco Aircraft Holdings, Inc.(Æ)	23,570	286
Granite Construction, Inc.	4,810	254	Zebra Technologies Corp. Class A(Æ)	7,984	753
Greenbrier Cos., Inc.(Ñ)	24,147	1,049			74,977
Hawaiian Holdings, Inc.(Æ)	7,085	385
Healthcare Services Group, Inc.	68,828	3,160	Technology - 13.3%
HEICO Corp.	17,673	1,256	Acacia Research Corp.(Æ)	28,804	157
Herman Miller, Inc.	26,789	887	Acxiom Corp.(Æ)	30,359	877
Hertz Global Holdings, Inc. Class W(Æ)	148	7	Advanced Micro Devices, Inc.(Æ)	8,044	107
HNI Corp.	4,654	218	Akamai Technologies, Inc.(Æ)	14,209	866
Insperity, Inc.	588	54	Anixter International, Inc.(Æ)	5,435	443
Integrated Electrical Services, Inc.(Æ)	900	18	ARC Document Solutions, Inc.(Æ)	75,472	278
International Seaways, Inc.(Æ)	6,537	126	Avid Technology, Inc.(Æ)	288,755	1,618
Kansas City Southern	1,553	140	Avnet, Inc.	5,180	200
Kennametal, Inc.	14,163	589	Bottomline Technologies de, Inc.(Æ)	40,775	950
Keysight Technologies, Inc.(Æ)	16,722	626	CA, Inc.	62,092	2,038
Kirby Corp.(Æ)	14,520	1,025	CACI International, Inc. Class A(Æ)	15,114	1,783
Knight Transportation, Inc.	9,433	324	Callidus Software, Inc.(Æ)	62,851	1,323
Knoll, Inc.	59,276	1,420	Carbonite, Inc.(Æ)	26,948	582
Korn/Ferry International	25,502	826	Cardtronics PLC Class A(Æ)	38,257	1,591
Littelfuse, Inc.	2,549	393	Cavium, Inc.(Æ)	32,366	2,228
LSC Communications, Inc.	17,716	458	comScore, Inc.(Æ)	141	4
Manitowoc Co., Inc. (The)(Æ)	7,453	45	Cypress Semiconductor Corp.	39,823	558
Matson, Inc.	1,614	51	Diodes, Inc.(Æ)	27,037	632
MAXIMUS, Inc.	45,438	2,771	Dolby Laboratories, Inc. Class A	9,104	480
Middleby Corp.(Æ)	6,648	905	DST Systems, Inc.	394	49
MSC Industrial Direct Co., Inc. Class A	9,223	826	Ellie Mae, Inc.(Æ)	12,400	1,262
Navigant Consulting, Inc.(Æ)	8,155	195	Entegris, Inc.(Æ)	73,831	1,831
Nordson Corp.	2,847	356

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 253

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($) or	Value			Amount ($) or		Value
	Shares	$			Shares		$
Envestnet, Inc.(Æ)	35,996	1,253		NorthWestern Corp.	23,399		1,399
EPAM Systems, Inc.(Æ)	15,446	1,189		Pinnacle West Capital Corp.	15,748		1,340
FormFactor, Inc.(Æ)	114,373	1,270		Portland General Electric Co.	13,306		603
Fortinet, Inc.(Æ)	30,881	1,204		Southwest Gas Holdings, Inc.	1,313		110
GoDaddy, Inc. Class A(Æ)(Ñ)	24,884	969		US Cellular Corp.(Æ)	11,288		442
GrubHub, Inc.(Æ)	18,303	787		Vectren Corp.	30,824		1,832
Guidewire Software, Inc.(Æ)	25,423	1,563		Westar Energy, Inc. Class A	18,698		973
Harmonic, Inc.(Æ)	166,107	963					15,504
Integrated Device Technology, Inc.(Æ)	100,966	2,422

InterDigital, Inc.	1,583	142		Total Common Stocks
IPG Photonics Corp.(Æ)	1,991	252
Jabil Circuit, Inc.	6,244	181		(cost $297,110)			438,451
Liberty Expedia Holdings, Inc. Class A(Æ)	8,586	415
Liberty Interactive Corp.(Æ)	22,060	1,188		Short-Term Investments - 6.8%
LogMeIn, Inc.	12,025	1,359		U.S. Cash Management Fund	32,197,191	(8)	32,204
MACOM Technology Solutions Holdings,				Total Short-Term Investments
Inc.(Æ)	43,471	2,125		(cost $32,202)			32,204
Manhattan Associates, Inc.(Æ)	5,813	271
ManTech International Corp. Class A	83,241	2,955		Other Securities - 6.7%
Mellanox Technologies, Ltd.(Æ)(Ñ)	9,000	425		U.S. Cash Collateral Fund(×)	31,899,171	(8)	31,899
Monolithic Power Systems, Inc.	12,574	1,151		Total Other Securities
NETGEAR, Inc.(Æ)	4,059	191		(cost $31,899)			31,899
Oclaro, Inc.(Æ)(Ñ)	7,551	60
ON Semiconductor Corp.(Æ)	9,500	135
Open Text Corp.	11,968	415		Total Investments 105.7%
Plexus Corp.(Æ)	57,466	2,988		(identified cost $361,211)			502,554
Progress Software Corp.	68,263	2,029
PTC, Inc.(Æ)	63,500	3,432		Other Assets and Liabilities, Net
Qorvo, Inc.(Æ)	3,050	208	-	(5.7%)			(27,128)
Qualys, Inc.(Æ)	31,152	1,196		Net Assets - 100.0%			475,426
Rambus, Inc.(Æ)	18,176	228
Rogers Corp.(Æ)	8,570	882
Sanmina Corp.(Æ)	3,534	132
Skyworks Solutions, Inc.	2,464	246
Symantec Corp.	8,246	261
Syntel, Inc.	4,359	77
Take-Two Interactive Software, Inc.(Æ)	28,421	1,786
TrueCar, Inc.(Æ)(Ñ)	32,330	566
Tyler Technologies, Inc.(Æ)	9,589	1,569
Ubiquiti Networks, Inc.(Æ)(Ñ)	6,188	319
Ultimate Software Group, Inc.(Æ)	7,348	1,489
VeriFone Systems, Inc.(Æ)	104,957	1,946
Virtusa Corp.(Æ)	27,802	861
Vocera Communications, Inc.(Æ)	6,766	172
		63,129

Utilities - 3.2%
8x8, Inc.(Æ)	74,717	1,087
ATN International, Inc.	2,669	185
CMS Energy Corp.	58,037	2,635
Cogent Communications Holdings, Inc.	20,249	911
El Paso Electric Co.	26,483	1,367
Evolution Petroleum Corp.	55,273	442
Fairmount Santrol Holdings, Inc.(Æ)(Ñ)	42,623	220
FairPoint Communications, Inc.(Æ)	10,893	186
Hawaiian Electric Industries, Inc.	19,138	641
National Fuel Gas Co.	20,426	1,131

See accompanying notes which are an integral part of the financial statements.

254 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
			Number of	Notional		Expiration	(Depreciation)
			Contracts	Amount		Date	$
Long Positions
S&P Mid 400 E-Mini Index Futures			132	USD	22,836	06/17	383
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							383

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)		Total	% of Net Assets
Common Stocks
Consumer Discretionary	$58,539	$—	$—		$—	$58,539	12.3
Consumer Staples	13,220	—	5		—	13,225	2.8
Energy	17,683	—	—		—	17,683	3.7
Financial Services	116,381	—	—		—	116,381	24.5
Health Care	46,977	—	6		—	46,983	9.9
Materials and Processing	32,030	—	—		—	32,030	6.7
Producer Durables	74,977	—	—		—	74,977	15.8
Technology	63,129	—	—		—	63,129	13.3
Utilities	15,504	—	—		—	15,504	3.2
Short-Term Investments	—	—	—		32,204	32,204	6.8
Other Securities	—	—	—		31,899	31,899	6.7
Total Investments	438,440	—	11		64,103	502,554	105.7
Other Assets and Liabilities, Net							(5.7)
							100.0
Other Financial Instruments
Assets
Futures Contracts	383	—	—		—	383	0.1
Total Other Financial Instruments*	$383	$—	$—		$—	$383

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2017, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

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Tax-Managed U.S. Mid & Small Cap Fund

Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$383

Equity
Derivatives not accounted for as hedging instruments	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$1,888

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$1,096

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

256 Tax-Managed U.S. Mid & Small Cap Fund

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Tax-Managed U.S. Mid & Small Cap Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$30,952	$—	$30,952
Total Financial and Derivative Assets		30,952	—	30,952
Financial and Derivative Assets not subject to a netting agreement		—	—	—
Total Financial and Derivative Assets subject to a netting agreement		$30,952	$—	$30,952

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Barclays	$983	$—	$983	$—
Citigroup	3,883	—	3,883	—
Credit Suisse	1,448	—	1,448	—
Deutsche Bank	622	—	622	—
Goldman Sachs	7,562	—	7,562	—
HSBC	2,376	—	2,376	—
JPMorgan Chase	1,228	—	1,228	—
Merrill Lynch	12,447	—	12,447	—
Societe Generale	403	—	403	—
Total	$30,952	$—	$30,952	$—

See accompanying notes which are an integral part of the financial statements.

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Tax-Managed U.S. Mid & Small Cap Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$234	$—	$234
Total Financial and Derivative Liabilities		234	—	234
Financial and Derivative Liabilities not subject to a netting agreement		(234)	—	(234)
Total Financial and Derivative Liabilities subject to a netting agreement		$—	$—	$—

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

258 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$361,211
Investments, at fair value(*)(>)	502,554
Cash (restricted)(a)	1,045
Receivables:
Dividends and interest	129
Dividends from affiliated funds	25
Investments sold	8,711
Fund shares sold	611
Prepaid expenses	5
Total assets	513,080

Liabilities
Payables:
Investments purchased	4,526
Fund shares redeemed	394
Accrued fees to affiliates	465
Other accrued expenses	136
Variation margin on futures contracts	234
Payable upon return of securities loaned	31,899
Total liabilities	37,654

Net Assets	$475,426

See accompanying notes which are an integral part of the financial statements.

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Tax-Managed U.S. Mid & Small Cap Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(311)
Accumulated net realized gain (loss)	4,418
Unrealized appreciation (depreciation) on:
Investments	141,343
Futures contracts	383
Shares of beneficial interest	198
Additional paid-in capital	329,395
Net Assets	$475,426

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$23.22
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$24.64
Class A — Net assets	$12,264,727
Class A — Shares outstanding ($.01 par value)	528,171
Net asset value per share: Class C(#)	$20.03
Class C — Net assets	$13,119,364
Class C — Shares outstanding ($.01 par value)	654,975
Net asset value per share: Class E(#)	$23.27
Class E — Net assets	$699,792
Class E — Shares outstanding ($.01 par value)	30,072
Net asset value per share: Class S(#)	$24.22
Class S — Net assets	$448,012,780
Class S — Shares outstanding ($.01 par value)	18,498,947
Net asset value per share: Class T(#)	$24.23
Class T — Net assets	$1,329,622
Class T — Shares outstanding ($.01 par value)	54,882
Amounts in thousands
(*) Securities on loan included in investments	$30,952
(>) Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund	$64,103

(a) Cash Collateral for Futures	$1,045
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

260 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$2,507
Dividends from affiliated funds	107
Interest	81
Securities lending income (net)	29
Securities lending income from affiliated funds (net)	82
Total investment income	2,806

Expenses
Advisory fees	2,191
Administrative fees	108
Custodian fees	63
Distribution fees - Class A	14
Distribution fees - Class C	48
Transfer agent fees - Class A	12
Transfer agent fees - Class C	13
Transfer agent fees - Class E	4
Transfer agent fees - Class S	418
Transfer agent fees - Class T	—**
Professional fees	30
Registration fees	36
Shareholder servicing fees - Class C	16
Shareholder servicing fees - Class E	5
Trustees’ fees	6
Printing fees	28
Miscellaneous	10
Expenses before reductions	3,002
Expense reductions	(122)
Net expenses	2,880
Net investment income (loss)	(74)

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	9,058
Futures contracts	1,888
Net realized gain (loss)	10,946
Net change in unrealized appreciation (depreciation) on:
Investments	49,923
Futures contracts	1,096
Net change in unrealized appreciation (depreciation)	51,019
Net realized and unrealized gain (loss)	61,965
Net Increase (Decrease) in Net Assets from Operations	$61,891

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 261

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Tax-Managed U.S. Mid & Small Cap Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(74)	$136
Net realized gain (loss)	10,946	(5,323)
Net change in unrealized appreciation (depreciation)	51,019	7,478
Net increase (decrease) in net assets from operations	61,891	2,291

Distributions
From net realized gain
Class A	—	(49)
Class C	—	(73)
Class E	—	(41)
Class S	—	(1,714)
Net decrease in net assets from distributions	—	(1,877)

Share Transactions*
Net increase (decrease) in net assets from share transactions	15,095	28,558
Total Net Increase (Decrease) in Net Assets	76,986	28,972

Net Assets
Beginning of period	398,440	369,468
End of period	$475,426	$398,440
Undistributed (overdistributed) net investment income included in net assets	$(311)	$(237)

See accompanying notes which are an integral part of the financial statements.

262 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	85	$1,917	175	$3,409
Proceeds from reinvestment of distributions	—	—	2	49
Payments for shares redeemed	(43)	(977)	(145)	(2,889)
Net increase (decrease)	42	940	32	569
Class C
Proceeds from shares sold	52	994	97	1,666
Proceeds from reinvestment of distributions	—	—	4	72
Payments for shares redeemed	(69)	(1,331)	(130)	(2,206)
Net increase (decrease)	(17)	(337)	(29)	(468)
Class E
Proceeds from shares sold	17	363	74	1,472
Proceeds from reinvestment of distributions	—	—	2	41
Payments for shares redeemed	(398)	(8,967)	(55)	(1,100)
Net increase (decrease)	(381)	(8,604)	21	413
Class S
Proceeds from shares sold	2,843	66,393	5,366	109,263
Proceeds from reinvestment of distributions	—	—	83	1,673
Payments for shares redeemed	(1,912)	(44,602)	(4,044)	(82,892)
Net increase (decrease)	931	21,791	1,405	28,044
Class T(1)
Proceeds from shares sold	55	1,306	—	—
Payments for shares redeemed	—**	(1)	—	—
Net increase (decrease)	55	1,305	—	—
Total increase (decrease)	630	$15,095	1,429	$28,558

** Less than 500 shares.
(1) For the period March 17, 2017 (commencement of operations) to April 30, 2017.

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 263

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2017*	20.15	(.03)	3.10	3.07	—	—
October 31, 2016	20.26	(.04)	.03	(.01)	—	(.10)
October 31, 2015	21.65	(.10)	(.04)	(.14)	—	(1.25)
October 31, 2014	21.99	(.14)	1.56	1.42	—(f)	(1.76)
October 31, 2013	16.00	(.08)	6.09	6.01	—(f)	(.02)
October 31, 2012	14.47	(.05)	1.58	1.53	—	—

Class C
April 30, 2017*	17.44	(.10)	2.69	2.59	—	—
October 31, 2016	17.68	(.16)	.02	(.14)	—	(.10)
October 31, 2015	19.18	(.22)	(.03)	(.25)	—	(1.25)
October 31, 2014	19.81	(.26)	1.39	1.13	—(f)	(1.76)
October 31, 2013	14.51	(.18)	5.50	5.32	—	(.02)
October 31, 2012	13.23	(.15)	1.43	1.28	—	—

Class E
April 30, 2017*	20.19	(.02)	3.10	3.08	—	—
October 31, 2016	20.29	(.03)	.03	—	—	(.10)
October 31, 2015	21.68	(.10)	(.04)	(.14)	—	(1.25)
October 31, 2014	22.01	(.14)	1.57	1.43	—(f)	(1.76)
October 31, 2013	16.01	(.06)	6.08	6.02	—	(.02)
October 31, 2012	14.48	(.05)	1.58	1.53	—	—

Class S
April 30, 2017*	20.98	—(f)	3.24	3.24	—	—
October 31, 2016	21.03	.02	.03	.05	—	(.10)
October 31, 2015	22.38	(.05)	(.05)	(.10)	—	(1.25)
October 31, 2014	22.61	(.09)	1.62	1.53	—(f)	(1.76)
October 31, 2013	16.43	(.02)	6.25	6.23	(.03)	(.02)
October 31, 2012	14.83	(.01)	1.61	1.60	—	—

Class T
April 30, 2017(10)	23.84	(.03)	.42	.39	—	—

See accompanying notes which are an integral part of the financial statements.

264 Tax-Managed U.S. Mid & Small Cap Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(l)	Net Assets(d)(e)	Turnover Rate(b)(k)
—	23.22	15.24	12,265	1.55	1.53	(.28)	24
(.10)	20.15	(.01)	9,794	1.56	1.52	(.20)	70
(1.25)	20.26	(.77)	9,189	1.57	1.53	(.49)	65
(1.76)	21.65	6.73	6,489	1.58	1.53	(.69)	80
(.02)	21.99	37.62	3,256	1.56	1.53	(.44)	46
—	16.00	10.57	1,426	1.58	1.53	(.34)	48

—	20.03	14.85	13,119	2.30	2.25	(.99)	24
(.10)	17.44	(.75)	11,720	2.32	2.24	(.92)	70
(1.25)	17.68	(1.48)	12,392	2.32	2.25	(1.21)	65
(1.76)	19.18	5.95	11,555	2.32	2.25	(1.39)	80
(.02)	19.81	36.71	11,218	2.31	2.25	(1.11)	46
—	14.51	9.68	7,083	2.34	2.25	(1.06)	48

—	23.27	15.26	700	1.55	1.49	(.18)	24
(.10)	20.19	.04	8,301	1.57	1.49	(.17)	70
(1.25)	20.29	(.77)	7,918	1.57	1.50	(.46)	65
(1.76)	21.68	6.77	6,383	1.57	1.50	(.65)	80
(.02)	22.01	37.64	5,665	1.56	1.50	(.36)	46
—	16.01	10.57	3,898	1.59	1.50	(.31)	48

—	24.22	15.44	448,012	1.30	1.25	.01	24
(.10)	20.98	.28	368,625	1.32	1.24	.08	70
(1.25)	21.03	(.55)	339,969	1.32	1.25	(.21)	65
(1.76)	22.38	7.01	297,498	1.32	1.25	(.40)	80
(.05)	22.61	38.02	233,887	1.31	1.25	(.11)	46
—	16.43	10.79	152,403	1.34	1.25	(.06)	48

—	24.23	1.64	1,330	1.30	1.15	(1.02)	24

See accompanying notes which are an integral part of the financial statements.

Tax-Managed U.S. Mid & Small Cap Fund 265

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$373,155
Administration fees	18,460
Distribution fees	10,623
Shareholder servicing fees	2,855
Transfer agent fees	57,612
Trustee fees	1,877
$464,582

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U.S. Cash Collateral Fund	$20,724	$69,143	$57,968	$—	$—	$31,899	$82	$—
U.S. Cash Management Fund	$17,619	50,333	35,747	—	(1)	32,204	107	—
	$38,343	$119,476	$93,715	$—	$(1)	$64,103	$189	$—

Federal Income Taxes (Unaudited)

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$361,974,090
Unrealized Appreciation	$143,638,516
Unrealized Depreciation	(3,058,534)
Net Unrealized Appreciation (Depreciation)	$140,579,982

See accompanying notes which are an integral part of the financial statements.

266 Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Tax-Managed International Equity Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2016	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2017	$1,109.30	$1,018.15
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$7.01	$6.71

Fund is from November 1, 2016 to April 30, 2017.	* Expenses are equal to the Fund's annualized expense ratio of 1.34%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2017	$1,106.20	$1,014.43
	Expenses Paid During Period*	$10.91	$10.44
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.09%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2016	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2017	$1,110.20	$1,018.25
of other funds.	Expenses Paid During Period*	$6.91	$6.61

* Expenses are equal to the Fund's annualized expense ratio of 1.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Tax-Managed International Equity Fund 267

Russell Investment Company
Tax-Managed International Equity Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,111.50	$1,019.39
Expenses Paid During Period*	$5.71	$5.46

* Expenses are equal to the Fund's annualized expense ratio of 1.09%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class T	Performance	expenses)
Beginning Account Value
March 17, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,025.60	$1,019.89
Expenses Paid During Period*	$1.24	$4.96

* Expenses are equal to the Fund's annualized expense ratio of 0.99%
(representing the 45-day period annualized), multiplied by the average account value over the period, multiplied by 45/365 (to reflect the period since commencement of operations). May reflect amounts waived and/or reimbursed.
Without any waivers and/or reimbursements, expenses would have been higher.
Hypothetical expenses are equal to the Fund’s annualized expense ratio of
0.99% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the on-half year period).

268 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 90.9%			BM&FBovespa SA - Bolsa de Valores
Argentina - 0.3%			Mercadorias e Futuros(Æ)	212,488	1,273
Cresud SACIF y A - ADR(Æ)	18,279	384	Braskem SA - ADR	42,926	925
IRSA Inversiones y Representaciones			BRF SA - ADR(Æ)	50,514	628
SA - ADR(Æ)	14,144	357	BTG Pactual Group(Æ)	66,024	387
YPF SA - ADR	83,435	2,155	CCR SA	211,873	1,182
		2,896	Centrais Eletricas Brasileiras SA
			- ADR(Æ)	210,425	1,184
Australia - 1.7%			Cia Brasileira de Distribuicao - ADR(Æ)	35,925	810
AGL Energy, Ltd.	14,311	287	Cia de Saneamento Basico do Estado de
ASX, Ltd. - ADR	4,813	183	Sao Paulo - ADR(Æ)	196,944	1,812
Australia & New Zealand Banking			Cia de Saneamento de Minas
Group, Ltd. - ADR	97,646	2,390	Gerais-COPASA(Æ)	30,744	349
Bendigo & Adelaide Bank, Ltd.	30,927	285	Cosan SA Industria e Comercio	88,699	1,037
BHP Billiton, Ltd. - ADR	12,620	225	Gerdau SA - ADR	338,212	1,032
Commonwealth Bank of Australia - ADR	64,613	4,225	Hypermarcas SA	58,722	556
CSL, Ltd.	805	80	Itau Unibanco Holding SA - ADR	277,299	3,410
Fortescue Metals Group, Ltd.	42,690	170	JBS SA	157,102	508
Goodman Group(ö)	71,710	435	Petroleo Brasileiro SA - ADR(Æ)	241,207	2,173
GPT Group (The)(ö)	104,066	408	Rumo SA(Æ)	659,422	1,814
Macquarie Group, Ltd.	5,472	380	Telefonica Brasil SA - ADR	69,829	1,033
Medibank Pvt, Ltd.	70,712	154	TIM Participacoes SA - ADR	115,135	1,855
Mirvac Group(ö)	103,514	176	Vale SA Class B - ADR	28,083	241
National Australia Bank, Ltd. - ADR	38,859	987			23,794
QBE Insurance Group, Ltd.	21,631	208
Rio Tinto, Ltd. - ADR	20,684	935	Canada - 3.1%
Scentre Group(ö)	137,481	444	Bank of Montreal	10,329	731
Stockland(ö)	29,894	108	Bank of Nova Scotia (The)	23,885	1,328
Suncorp Group, Ltd.	13,039	134	BCE, Inc.	6,228	284
Telstra Corp., Ltd.	69,272	219	Brookfield Asset Management, Inc.
Wesfarmers, Ltd.(Æ)	12,552	404	Class A	18,563	686
Westfield Corp.(ö)	28,689	195	Brookfield Real Estate Services, Inc.	55,802	662
Westpac Banking Corp.	47,189	1,236	Canadian Imperial Bank of Commerce	8,045	650
Woolworths, Ltd.	22,445	452	Canadian National Railway Co.	40,730	2,943
		14,720	Canadian Natural Resources, Ltd.	35,419	1,128
			Canadian Pacific Railway, Ltd.	4,758	729
Austria - 0.1%			Canadian Tire Corp., Ltd. Class A	2,776	339
Erste Group Bank AG	13,419	479	CCL Industries, Inc. Class B	234	54
UNIQA Insurance Group AG	49,228	411	Cenovus Energy, Inc.	44,253	441
		890	CGI Group, Inc. Class A(Æ)	3,049	147
			Dollarama, Inc.	2,149	188
Belgium - 0.6%			Emera, Inc.	10,097	349
Ageas	8,385	343	Enbridge, Inc.	2,946	122
Anheuser-Busch InBev SA	18,673	2,111	First Quantum Minerals, Ltd.	111,974	1,067
Colruyt SA	511	26	Fortis, Inc.	12,604	410
Elia System Operator SA	5,531	293	Great-West Lifeco, Inc.	18,847	507
KBC Groep NV	24,169	1,745	Husky Energy, Inc.(Æ)	29,864	345
Solvay SA	2,575	327	Industrial Alliance Insurance &
		4,845	Financial Services, Inc.	8,194	346
			Intact Financial Corp.	4,595	315
Bermuda - 0.1%			Loblaw Cos., Ltd.	2,231	125
Credicorp, Ltd.	1,426	219	Magna International, Inc. Class A	22,403	936
Hiscox, Ltd.	24,694	363	Manulife Financial Corp.	17,564	308
Kunlun Energy Co., Ltd.	286,000	258	Metro, Inc. Class A	4,660	160
		840	National Bank of Canada	10,700	416
			Open Text Corp.	11,610	403
Brazil - 2.8%			Potash Corp. of Saskatchewan, Inc.	106,553	1,797
B2W Cia Digital(Æ)	180,581	761	Power Corp. of Canada	14,238	330
Banco Bradesco SA - ADR	78,099	824

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 269

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Power Financial Corp.	5,192	132	Geely Automobile Holdings, Ltd.	1,160,000	1,557
Restaurant Brands International, Inc.	10,135	569	Hengan International Group Co., Ltd.	152,092	1,139
RioCan Real Estate Investment Trust(ö)	16,822	320	Huaneng Renewables Corp., Ltd. Class
Rogers Communications, Inc. Class B	55,300	2,535	H	1,114,000	389
Royal Bank of Canada - GDR	20,589	1,410	Industrial & Commercial Bank of China,
SNC-Lavalin Group, Inc.	7,651	308	Ltd. Class H	3,021,000	1,969
Sun Life Financial, Inc.	17,068	603	JD.com, Inc. - ADR(Æ)	11,089	389
Toronto Dominion Bank	31,046	1,461	Lenovo Group, Ltd.	3,612,000	2,310
TransCanada Corp.	18,850	875	NetEase, Inc. - ADR	3,688	979
		26,459	New China Life Insurance Co., Ltd.
			Class H	195,600	966
Cayman Islands - 1.4%			New Oriental Education & Technology
Baidu, Inc. - ADR(Æ)	9,585	1,728	Group - ADR(Æ)	25,859	1,669
China Mengniu Dairy Co., Ltd.	287,000	556	PetroChina Co., Ltd. Class H	820,000	577
China State Construction International			PICC Property & Casualty Co., Ltd.
Holdings, Ltd.	460,000	834	Class H	880,000	1,417
CIFI Holdings Group Co., Ltd.	2,374,000	857	Ping An Insurance Group Co. of China,
Li Ning Co., Ltd.(Æ)	370,000	243	Ltd. Class H	26,000	146
SINA Corp.(Æ)	38,330	2,944	Shanghai Pharmaceuticals Holding Co.,
Sunac China Holdings, Ltd.	122,866	160	Ltd. Class H	442,500	1,172
Tencent Holdings, Ltd.	140,265	4,387	Sinopec Shanghai Petrochemical Co.,
Uni-President China Holdings, Ltd.	818,715	576	Ltd. Class H	2,299,136	1,286
		12,285	Sohu.com, Inc.(Æ)	30,851	1,197
			Tingyi Cayman Islands Holding Corp.	298,000	383
Chile - 0.2%			Tsingtao Brewery Co., Ltd. Class H	100,000	451
Banco de Credito e Inversiones	1	—	Weibo Corp. - ADR(Æ)	15,355	858
Cia Cervecerias Unidas SA - ADR	23,976	618	Zhejiang Expressway Co., Ltd. Class H	781	1
Sociedad Quimica y Minera de Chile					40,247
SA - ADR	20,596	732
		1,350	Curacao - 0.0%
			HAL Trust	320	64
China - 4.7%
Agricultural Bank of China, Ltd. Class H	3,468,000	1,598	Denmark - 1.2%
Alibaba Group Holding, Ltd. - ADR(Æ)	43,625	5,040	Carlsberg A/S Class B	4,284	427
Angang Steel Co., Ltd. Class H	1,666,000	1,118	Chr Hansen Holding A/S	30,906	2,081
Bank of China, Ltd. Class H	3,302,437	1,597	Danske Bank A/S	72,032	2,616
China CITIC Bank Corp., Ltd. Class H	1,659,000	1,052	DSV A/S	5,558	310
China Communications Services Corp.,			GN Store Nord A/S	6,464	168
Ltd. Class H	784,000	447	Jyske Bank A/S	8,525	455
China Construction Bank Corp. Class H	1,006,000	816	Novo Nordisk A/S Class B	67,251	2,617
China Everbright International, Ltd.	428,000	578	Scandinavian Tobacco Group A/S(Þ)	83,411	1,456
China Minsheng Banking Corp., Ltd.			William Demant Holding A/S(Æ)	6,818	156
Class H	121,500	119			10,286
China National Building Material Co.,
Ltd. Class H	1,312,000	875	Egypt - 0.1%
China Petroleum & Chemical Corp.			Commercial International Bank Egypt
Class H	892,000	725	SAE - GDR	213,885	914
China Railway Group, Ltd. Class H	469,193	397
China Resources Land, Ltd.	138,968	385	Finland - 0.2%
China Shenhua Energy Co., Ltd. Class H	701,500	1,634	Cargotec OYJ Class B	5,952	355
China Telecom Corp., Ltd. Class H	863,654	423	Elisa OYJ Class A	90	3
Chongqing Changan Automobile Co.,			Fortum OYJ	5,691	83
Ltd. Class B	29	—	Kone OYJ Class B	2,181	100
Chongqing Rural Commercial Bank Co.,			Neste OYJ	1,217	50
Ltd. Class H	755,059	519	Orion OYJ Class B	786	45
CITIC Securities Co., Ltd. Class H	577,000	1,209	Sampo OYJ Class A	8,352	400
Ctrip.com International, Ltd. - ADR(Æ)	47,324	2,391	Tikkurila OYJ	27,069	537
Dongfeng Motor Group Co., Ltd. Class H	446,804	469

See accompanying notes which are an integral part of the financial statements.

270 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
UPM-Kymmene OYJ	22,207	586	Deutsche Bank AG	9,170	165
		2,159	Deutsche Boerse AG	38,791	3,797
			Deutsche Post AG	17,994	647
France - 7.2%			Deutsche Telekom AG	34,053	597
Air Liquide SA Class A	7,055	850	Deutsche Wohnen AG	4,110	141
Airbus Group SE	5,064	409	Freenet AG	11,193	351
Arkema SA	1,765	187	Fresenius Medical Care AG & Co.	3,064	272
AXA SA	16,574	442	Fresenius SE & Co. KGaA	12,064	978
BioMerieux	2,113	422	Hannover Rueck SE	1,235	148
BNP Paribas SA	10,844	765	HeidelbergCement AG	24,430	2,262
Bouygues SA - ADR	78,741	3,309	Henkel AG & Co. KGaA	560	65
Bureau Veritas SA	74,596	1,728	Infineon Technologies AG - ADR	2,021	42
Capgemini SA	4,934	494	Lanxess AG	4,782	345
Carrefour SA	9,098	215	LEG Immobilien AG(Æ)	389	33
Christian Dior SE	2,234	614	Linde AG	2,213	398
Cie de Saint-Gobain	13,070	705	MAN SE	1,119	118
Credit Agricole SA	176,798	2,627	Merck KGaA	6,789	797
Danone SA	57,633	4,029	Muenchener Rueckversicherungs-
Dassault Systemes	4,542	406	Gesellschaft AG in Muenchen	2,734	524
Engie SA	204,650	2,886	Rational AG	1,897	953
Essilor International SA	16,987	2,201	SAP SE - ADR	41,305	4,143
Euler Hermes Group	3,989	390	Siemens AG	30,683	4,398
Faurecia	43,725	2,135	Software AG	9,114	401
Legrand SA - ADR	2,086	135	ThyssenKrupp AG - ADR	9,794	233
L'Oreal SA	17,174	3,420	Uniper SE	1,361	22
LVMH Moet Hennessy Louis Vuitton			Vonovia SE	5,828	211
SE - ADR	1,650	408			30,019
Mercialys SA(ö)	7,185	140
Metropole Television SA	17,093	389	Greece - 0.2%
Natixis SA	131,573	915	Eurobank Ergasias SA(Æ)	988,831	792
Orange SA - ADR	12,888	200	National Bank of Greece SA(Æ)	2,000,080	620
Pernod Ricard SA	3,723	466			1,412
Publicis Groupe SA - ADR	55,061	3,975
Renault SA	2,030	189	Hong Kong - 2.7%
Safran SA	33,647	2,785	AIA Group, Ltd.	79,600	551
Sanofi - ADR	93,408	8,823	BOC Hong Kong Holdings, Ltd.	67,500	278
Schneider Electric SE	49,351	3,897	Brilliance China Automotive Holdings,
SCOR SE - ADR	11,860	469	Ltd.	866,000	1,449
Societe Generale SA	7,353	402	Champion REIT(Æ)(ö)	194,000	126
Sodexo SA	3,466	441	Cheung Kong Infrastructure Holdings,
Suez Environnement Co.	25,425	418	Ltd.	17,000	149
Teleperformance - GDR	2,067	260	Cheung Kong Property Holdings, Ltd.	152,823	1,095
Thales SA	3,415	359	China Everbright, Ltd.	304,000	695
Total SA	77,264	3,960	China Mobile, Ltd. - ADR	66,901	3,568
Unibail-Rodamco SE(ö)	729	179	China Unicom Hong Kong, Ltd. - ADR	143,271	1,860
Vallourec SA(Æ)	206,007	1,317	CK Hutchison Holdings, Ltd.	285,529	3,563
Vicat SA	35,320	2,512	CLP Holdings, Ltd.	35,000	369
Vinci SA	8,654	737	CNOOC, Ltd.	204,000	237
		61,610	Hang Lung Properties, Ltd. - ADR	229,000	600
			Henderson Land Development Co., Ltd.	57,000	361
Germany - 3.5%			Hong Kong & China Gas Co., Ltd.	203,000	406
adidas AG	2,086	418	Hong Kong Exchanges & Clearing, Ltd.	15,300	376
Allianz SE	7,563	1,440	Hongkong Land Holdings, Ltd.	18,700	144
BASF SE	9,530	929	Hua Hong Semiconductor, Ltd.(Þ)	354,000	502
Bayer AG	8,440	1,044	Jardine Matheson Holdings, Ltd.	4,000	258
Bayerische Motoren Werke AG	3,521	336	Jardine Strategic Holdings, Ltd.	17,700	747
Continental AG	12,483	2,794	Kingboard Chemical Holdings, Ltd.	109,500	395
Daimler AG	13,652	1,017	Link Real Estate Investment Trust(ö)	68,000	489

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 271

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
MTR Corp., Ltd.	24,500	141	Nice, Ltd.	600	41
Nine Dragons Paper Holdings, Ltd.	325,000	350	Teva Pharmaceutical Industries, Ltd.	10,003	315
Power Assets Holdings, Ltd.	9,500	85			1,415
Shenzhen International Holdings, Ltd.	18	—
Skyworth Digital Holdings, Ltd.	582,000	338	Italy - 1.4%
Sun Hung Kai Properties, Ltd.	40,000	599	Assicurazioni Generali SpA	33,808	535
Swire Pacific, Ltd. Class A	16,000	154	Atlantia SpA	13,311	338
Swire Properties, Ltd.	146,800	493	Davide Campari-Milano SpA	11,235	133
WH Group, Ltd.(Þ)	1,395,782	1,247	Enel SpA	739,735	3,513
Wharf Holdings, Ltd. (The)	66,000	563	ENI SpA - ADR	195,795	3,037
Yue Yuen Industrial Holdings, Ltd.	179,395	709	Intesa Sanpaolo SpA	249,487	726
		22,897	Snam Rete Gas SpA	61,480	272
			Telecom Italia SpA(Æ)	1,475,159	1,308
Hungary - 0.2%			UniCredit SpA(Æ)	82,176	1,337
MOL Hungarian Oil & Gas PLC	4,041	304	Unipol Gruppo Finanziario SpA	111,971	499
OTP Bank PLC	51,384	1,445			11,698
		1,749
			Japan - 10.7%
India - 2.2%			Aeon Co., Ltd.	21,600	321
Britannia Industries, Ltd.	24,768	1,397	Aisin Seiki Co., Ltd.	4,100	201
HDFC Bank, Ltd. - ADR	33,041	2,630	Alfresa Holdings Corp.	2,400	43
ICICI Bank, Ltd. - ADR	129,488	1,110	Aozora Bank, Ltd.	33,000	120
Infosys, Ltd. - ADR	24,612	358	As One Corp.	21,074	933
Mahindra & Mahindra Financial			Asahi Group Holdings, Ltd.	10,400	393
Services, Ltd.	233,653	1,223	Asahi Kasei Corp.	38,000	362
Mahindra & Mahindra, Ltd. - GDR	10,041	210	Astellas Pharma, Inc.	21,400	282
Motherson Sumi Systems, Ltd.(Æ)	233,839	1,457	Bridgestone Corp.	13,000	543
Power Finance Corp., Ltd.	194,024	482	Canon, Inc.	11,406	379
Punjab National Bank(Æ)	248,396	652	Central Japan Railway Co.	2,200	369
Reliance Industries, Ltd. - GDR(Æ)(Þ)	97,437	4,215	Cosel Co., Ltd.	99,277	1,265
State Bank of India - GDR	9,037	408	Dai Nippon Printing Co., Ltd.	28,000	312
Tata Chemicals, Ltd.	42,685	436	Dai-ichi Life Holdings, Inc.	131,185	2,238
Tata Motors, Ltd. - ADR	64,687	2,307	Daiichi Sankyo Co., Ltd.	7,300	162
Tata Motors, Ltd. Class A	35,046	152	Daikin Industries, Ltd.	4,300	418
Vedanta, Ltd. - ADR	55,678	846	Daiseki Co., Ltd.	43,900	979
Zee Entertainment Enterprises, Ltd.	107,550	880	Daiwa House Industry Co., Ltd.	13,200	392
		18,763	Denso Corp.	42	2
			East Japan Railway Co.	3,400	304
Indonesia - 0.4%			Ebara Corp.	76,100	2,322
Astra International Tbk PT	683,800	459	FamilyMart UNY Holdings Co., Ltd.	800	45
Bank Central Asia Tbk PT	1,198,900	1,589	FANUC Corp.	14,523	2,953
Gudang Garam Tbk PT	5,300	26	FUJIFILM Holdings Corp.	12,721	472
Tambang Batubara Bukit Asam Persero			Fujitsu, Ltd.	701,146	4,376
Tbk PT	268,600	255	Hankyu Hanshin Holdings, Inc.	10,300	340
United Tractors Tbk PT	445,300	899	Hitachi, Ltd.	60,000	331
		3,228	Honda Motor Co., Ltd.	253,065	7,340
			Hoshizaki Electric Co., Ltd.	1,400	117
Ireland - 0.4%			Hoya Corp.	8,900	426
CRH PLC	2,539	93	Icom, Inc.	31,000	709
DCC PLC	4,383	405	Iida Group Holdings Co., Ltd.	12,600	201
Willis Towers Watson PLC	11,062	1,467	Inpex Corp.	274,900	2,636
XL Group, Ltd.	39,350	1,646	Isuzu Motors, Ltd.	234,300	3,180
		3,611	ITOCHU Corp.	92,918	1,315
			Iyo Bank, Ltd. (The)	46,700	332
Israel - 0.2%			Japan Post Bank Co., Ltd.	27,688	345
Bank Hapoalim BM	47,764	298	Japan Post Holdings Co., Ltd.	9,800	121
Bank Leumi Le-Israel BM(Æ)	66,942	313	Japan Tobacco, Inc.	6,000	200
Mizrahi Tefahot Bank, Ltd.	27,841	448	JX Holdings, Inc.	91,400	413

See accompanying notes which are an integral part of the financial statements.

272 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Kajima Corp.	25,000	170	Sumitomo Chemical Co., Ltd.	69,000	390
Kamigumi Co., Ltd.	32,000	291	Sumitomo Corp.	45,600	610
Kao Corp.	3,700	204	Sumitomo Electric Industries, Ltd.	15,700	256
KDDI Corp.	23,400	621	Sumitomo Mitsui Financial Group, Inc.	72,902	2,702
Keyence Corp.	15,600	6,276	Sumitomo Mitsui Trust Holdings, Inc.	11,100	381
Kikkoman Corp.	2,000	61	Suntory Beverage & Food, Ltd.	7,000	313
Kirin Holdings Co., Ltd.	18,600	362	Suzuki Motor Corp.	10,100	422
Kitagawa Industries Co., Ltd.	40,500	398	Taisei Corp.	41,000	313
Komatsu, Ltd.	17,300	462	Takeda Pharmaceutical Co., Ltd.	7,800	374
Kuraray Co., Ltd.	28,500	460	Terumo Corp.	1,300	47
Kuroda Electric Co., Ltd.	18,051	377	Tokio Marine Holdings, Inc.	7,800	329
Kyushu Electric Power Co., Inc.	37,000	399	Tokyo Electric Power Co., Inc.(Æ)	33,100	129
Marubeni Corp.	66,000	407	Tokyo Gas Co., Ltd.	83,000	386
Medipal Holdings Corp.	2,600	43	Toppan Printing Co., Ltd.	34,000	342
MEIJI Holdings Co., Ltd.	400	34	Toray Industries, Inc.	45,000	398
Mitsubishi Chemical Holdings Corp.	43,600	341	Toyota Motor Corp.	47,200	2,551
Mitsubishi Corp.	18,400	397	Toyota Tsusho Corp.	5,300	167
Mitsubishi Electric Corp.	13,000	181	Unicharm Corp.	55,888	1,358
Mitsubishi UFJ Financial Group, Inc.	526,816	3,360	West Japan Railway Co.	15,500	1,035
Mitsui & Co., Ltd.	40,200	567	Yamada Denki Co., Ltd.	25,400	133
Mizuho Financial Group, Inc.	173,500	317			91,765
MS&AD Insurance Group Holdings, Inc.	16,000	522
Murata Manufacturing Co., Ltd.	5	1	Jersey - 0.3%
Nakanishi, Inc.	18,959	745	Experian PLC	22,139	475
NEC Corp.	119,000	296	Glencore PLC(Æ)	336,163	1,318
NHK Spring Co., Ltd.	38,600	431	Wolseley PLC - ADR	8,810	559
Nidec Corp.	2,800	257			2,352
Nikon Corp.	8,800	126
Nintendo Co., Ltd.	1,175	296	Kazakhstan - 0.0%
Nippon Fine Chemical Co., Ltd.	98,200	830	KazMunaiGas Exploration Production
Nippon Steel & Sumitomo Metal Corp.	16,700	376	JSC - GDR(Æ)	24,480	237
Nippon Telegraph & Telephone Corp.	15,400	659
Nissan Motor Co., Ltd.	17,300	164	Luxembourg - 0.3%
Nitori Holdings Co., Ltd.	9,600	1,251	ArcelorMittal(Æ)	126,071	989
Nitto FC Co., Ltd.	97,952	792	Globant SA(Æ)	11,264	427
NTT DOCOMO, Inc.	37,099	895	Tenaris SA	45,498	712
Obayashi Corp.	14,000	136	Ternium SA - ADR	9,542	242
Obic Co., Ltd.	300	16			2,370
Oriental Land Co., Ltd.	5,700	327
ORIX Corp.	26,035	398	Malaysia - 0.1%
Osaka Gas Co., Ltd.	37,000	139	Tenaga Nasional BHD	122,000	392
Otsuka Holdings Co., Ltd.	7,400	342	UEM Sunrise BHD	967,200	276
Panasonic Corp.	36,000	430			668
Recruit Holdings Co., Ltd.	7,300	369
Resona Holdings, Inc.	98,500	549	Mexico - 1.5%
Secom Co., Ltd.	23,363	1,697	America Movil SAB de CV	4,218,268	3,242
Secom Joshinetsu Co., Ltd.	24,000	728	America Movil SAB de CV Class L
Sekisui Chemical Co., Ltd.	28,000	470	- ADR	38,529	593
Sekisui House, Ltd.	19,500	324	Cemex SAB de CV - ADR(Æ)	89,362	824
Seven & i Holdings Co., Ltd.	12,335	521	Coca-Cola Femsa SAB de CV	42,352	308
Shimadzu Corp.	3,000	51	Coca-Cola Femsa SAB de CV - ADR	15,194	1,105
Shimano, Inc.	17,287	2,643	Fomento Economico Mexicano SAB de
Shingakukai Co., Ltd.	62,300	323	CV - ADR	4,757	428
Shinsei Bank, Ltd.	220,000	411	Gentera SAB de CV	84,244	141
SoftBank Group Corp.	12,792	970	Gruma SAB de CV Class B	8,650	116
Sojitz Corp.	110,200	280	Grupo Bimbo SAB de CV	142,426	349
Sompo Japan Nipponkoa Holdings, Inc.	90,901	3,432	Grupo Cementos de Chihuahua SAB
Sony Corp.	89,200	3,012	de CV	60,981	289

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 273

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Grupo Fin Santander ADR B - ADR	34,840	317	Sonae SGPS SA(Æ)	419,494	432
Grupo Financiero Banorte SAB de CV					702
Class O	106,441	616
Grupo Televisa SAB - ADR	124,312	3,021	Russia - 1.6%
Grupo Televisa SAB	42,829	208	Gazprom PJSC - ADR	669,361	3,179
Industrias Bachoco SAB de CV	72,421	323	Lukoil PJSC - ADR	56,390	2,800
Megacable Holdings SAB de CV	130,457	495	Magnit PJSC - GDR	26,111	912
Promotora y Operadora de			MegaFon PJSC - GDR	12,494	134
Infraestructura SAB de CV	5,741	61	MMC Norilsk Nickel PJSC - ADR	58,765	902
Wal-Mart de Mexico SAB de CV	54,131	122	Mobile TeleSystems PJSC - ADR	27,882	288
		12,558	Novatek OAO - GDR	3,026	366
			Novolipetsk Steel PJSC - GDR	120,727	2,285
Netherlands - 2.3%			Rosneft Oil Co. - GDR	74,880	414
Aalberts Industries NV	2,677	106	Sberbank of Russia PJSC - ADR	143,651	1,707
ABN AMRO Group NV(Þ)	20,333	533	Severstal PJSC - GDR	9,552	130
Aegon NV	55,283	281	Surgutneftegas OAO - ADR	43,607	235
AerCap Holdings NV(Æ)	7,284	335	Tatneft PJSC - ADR	19,614	768
Akzo Nobel NV	5,708	498			14,120
ASM International NV	5,539	333
ASML Holding NV	2,690	355	Singapore - 0.9%
Delta Lloyd NV	81,643	469	CapitaLand Commercial Trust, Ltd.(Æ)
Heineken Holding NV	4,865	407	(ö)	351,300	407
Heineken NV	3,822	341	CapitaLand, Ltd.	68,100	183
ING Groep NV	261,208	4,250	DBS Group Holdings, Ltd.	34,000	472
Koninklijke Ahold Delhaize NV	20,195	418	Oversea-Chinese Banking Corp., Ltd.	108,300	762
Koninklijke KPN NV	512,390	1,482	Singapore Telecommunications, Ltd.	1,178,678	3,160
Koninklijke Philips NV	16,990	589	United Overseas Bank, Ltd.	15,200	238
NN Group NV	10,510	348	Wilmar International, Ltd.	914,200	2,320
Royal Dutch Shell PLC Class A	185,875	4,846			7,542
VEON, Ltd.(Æ)	87,346	361
Wolters Kluwer NV	9,140	388	South Africa - 0.4%
X5 Retail Group NV - GDR(Æ)	69,444	2,448	Aspen Pharmacare Holdings, Ltd.	37,793	785
Yandex NV Class A(Æ)	25,355	691	Bidvest Group, Ltd. (The)	54,688	653
		19,479	Naspers, Ltd. Class N	2,031	385
			Resilient Property Income(Æ)	37,971	331
New Zealand - 0.0%			Sasol, Ltd. - ADR	11,004	336
Fonterra Co.-operative Group, Ltd.	35,614	146	Shoprite Holdings, Ltd. - ADR	16,874	265
			Vodacom Group, Ltd. - ADR	27,565	311
Norway - 0.4%			Woolworths Holdings, Ltd.	22,155	120
DNB ASA	35,639	557			3,186
Orkla ASA	168,716	1,529
Telenor ASA	78,562	1,270	South Korea - 6.0%
		3,356	BGF retail Co., Ltd.	9,706	937
			Daelim Industrial Co., Ltd.	5,369	379
Peru - 0.1%			Dongbu Insurance Co., Ltd.	14,914	891
Cia de Minas Buenaventura SAA - ADR	70,839	851	E-MART, Inc.	2,393	485
			Grand Korea Leisure Co., Ltd.	51,916	990
Philippines - 0.1%			GS Holdings Corp.	5,078	264
BDO Unibank, Inc.	338,140	811	Hana Financial Group, Inc.	140,548	4,830
			Hankook Tire Co., Ltd.	30,812	1,595
Poland - 0.2%			Hanssem Co., Ltd.	5,703	1,103
KGHM Polska Miedz SA	33,826	1,075	Hyundai Development Co.-Engineering
Polski Koncern Naftowy ORLEN SA	6,442	193	& Construction	7,954	313
Powszechny Zaklad Ubezpieczen SA	46,783	516	Hyundai Engineering & Construction
		1,784	Co., Ltd.	17,823	759
			Hyundai Marine & Fire Insurance Co.,
Portugal - 0.1%			Ltd.	9,462	305
Energias de Portugal SA	81,906	270	Hyundai Mobis Co., Ltd.	1,302	254

See accompanying notes which are an integral part of the financial statements.

274 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hyundai Motor Co.	30,297	3,829	Trelleborg AB Class B	17,236	405
KB Financial Group, Inc.	63,829	2,799			11,704
KB Financial Group, Inc. - ADR	14,261	620
KCC Corp.	1,438	430	Switzerland - 8.3%
KT Corp. - ADR	40,700	675	ABB, Ltd.	225,768	5,524
KT&G Corp.	17,465	1,558	Actelion, Ltd.(Æ)	1,338	357
Kumho Petrochemical Co., Ltd.	15,155	1,013	Allreal Holding AG(Æ)	1,934	333
LG Chem, Ltd.	3,197	769	Baloise Holding AG	3,248	476
LG Innotek Co., Ltd.	4,081	472	Basellandschaftliche Kantonalbank	221	200
LG Uplus Corp.	77,245	981	Chocoladefabriken Lindt & Spruengli
Lotte Chilsung Beverage Co., Ltd.	308	454	AG	20	416
Lotte Confectionery Co., Ltd.	3,915	707	Chubb, Ltd.	7,326	1,005
Lotte Shopping Co., Ltd.	2,929	675	Cie Financiere Richemont SA	67,324	5,626
POSCO	21,574	5,094	Credit Suisse Group AG(Æ)	100,725	1,531
Samsung Electronics Co., Ltd.	6,126	11,974	Flughafen Zuerich AG	6,031	1,328
Samsung Engineering Co., Ltd.(Æ)	20,253	217	Geberit AG	7,430	3,383
Samsung Life Insurance Co., Ltd.	8,594	826	Georg Fischer AG	393	370
Shinhan Financial Group Co., Ltd.	36,649	1,530	Givaudan SA	227	437
SK Hynix, Inc.	35,088	1,666	Kuehne & Nagel International AG	897	136
SK Telecom Co., Ltd. - ADR	68,277	1,611	LafargeHolcim, Ltd.(Æ)	10,796	612
S-Oil Corp.	3,456	303	Lonza Group AG(Æ)	163	33
Woori Bank	23,620	310	Nestle SA	155,797	12,002
		51,618	Novartis AG	150,562	11,587
			Partners Group Holding AG	81	49
Spain - 0.9%			Roche Holding AG	50,672	13,254
Abertis Infraestructuras SA	27,820	489	Schindler Holding AG	20,479	4,175
Amadeus IT Group SA Class A	26,235	1,415	SGS SA	192	432
Banco Bilbao Vizcaya Argentaria SA			Sika AG	56	357
- ADR	49,164	393	St. Galler Kantonalbank AG	637	277
Banco de Sabadell SA - ADR	97,347	187	STMicroelectronics NV	84,388	1,366
Banco Santander SA - ADR	161,188	1,051	Straumann Holding AG	153	81
CaixaBank SA	108,995	494	Swiss Life Holding AG(Æ)	413	134
Enagas SA	16,027	422	Swiss Re AG	8,390	730
Endesa SA - ADR	8,418	198	Swisscom AG	746	325
Gas Natural SDG SA	23,314	527	Syngenta AG	1,399	650
Iberdrola SA	97,488	701	TE Connectivity, Ltd.	2,475	191
Industria de Diseno Textil SA	2,080	80	UBS Group AG(Æ)	212,715	3,634
Mapfre SA	121,880	425	Zurich Insurance Group AG	2,176	602
Repsol SA - ADR	38,560	610			71,613
Telefonica SA - ADR	42,914	473
		7,465	Taiwan - 3.4%
			Advanced Semiconductor Engineering,
Sweden - 1.4%			Inc. - ADR	163,428	1,023
Assa Abloy AB Class B	4,860	105	Asustek Computer, Inc.	31,000	304
Castellum AB	24,958	342	Chang Hwa Commercial Bank, Ltd.	364,640	211
Hufvudstaden AB Class A	3,405	53	China Development Financial Holding
L E Lundbergforetagen AB Class B	8,737	632	Corp.	1,711,000	472
Nordea Bank AB	72,912	897	China Life Insurance Co., Ltd.	270,400	252
Skandinaviska Enskilda Banken AB			Chipbond Technology Corp.	418,000	623
Class A	37,417	431	Chunghwa Telecom Co., Ltd. - ADR	11,428	387
Skanska AB Class B	14,156	338	Compal Electronics, Inc.	480,178	321
Svenska Cellulosa AB SCA Class B	5,320	176	CTBC Financial Holding Co., Ltd.	662,000	413
Svenska Handelsbanken AB Class A	232,925	3,305	Delta Electronics, Inc.	181,000	1,020
Swedbank AB Class A	12,160	288	E.Sun Financial Holding Co., Ltd.	18,073	11
Swedish Match AB	118,468	3,909	Eclat Textile Co., Ltd.	88,000	964
Telefonaktiebolaget LM Ericsson Class B	67,881	437	Foxconn Technology Co., Ltd.	80,000	244
Telia Co. AB	94,818	386	Fubon Financial Holding Co., Ltd.	319,000	500

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 275

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hon Hai Precision Industry Co., Ltd.			CNH Industrial NV	29,387	324
- GDR	554,716	3,700	Compass Group PLC	33,294	672
Hota Industrial Manufacturing Co., Ltd.	239,442	1,054	Diageo PLC	310,753	9,051
Inventec Corp.	299,000	222	Direct Line Insurance Group PLC	91,569	414
Largan Precision Co., Ltd.	13,421	2,228	Foxtons Group PLC	441,696	586
Lite-On Technology Corp.	191,000	333	G4S PLC	641,771	2,536
MediaTek, Inc.	131,000	942	Galiform PLC	247,910	1,487
Pegatron Corp.	293,000	862	GKN PLC	88,326	411
Quanta Computer, Inc.	349,000	723	GlaxoSmithKline PLC - ADR	244,365	4,915
Realtek Semiconductor Corp.	246,000	831	Halma PLC	7,340	100
Taiwan Semiconductor Manufacturing			HSBC Holdings PLC	584,416	4,813
Co., Ltd. - ADR	279,900	9,255	Imperial Tobacco Group PLC	89,994	4,405
Tripod Technology Corp.	129,000	364	Inchcape PLC	41,092	455
United Microelectronics Corp. - ADR	114,497	222	InterContinental Hotels Group PLC	87,992	4,665
Win Semiconductors Corp.	305,536	1,361	Intertek Group PLC	83,138	4,374
Wistron Corp.	714,524	676	Investec PLC	60,762	449
		29,518	J Sainsbury PLC	146,103	521
			KAZ Minerals PLC(Æ)	86,662	564
Thailand - 0.3%			Kingfisher PLC	79,182	350
Bangkok Bank PCL	93,200	504	Land Securities Group PLC(ö)	27,245	390
Land & Houses PCL	2,419,000	720	Legal & General Group PLC	190,706	607
PTT Global Chemical PCL	437,400	949	Lloyds Banking Group PLC	4,055,770	3,643
PTT PCL	77,200	869	LSL Property Services PLC	396,506	1,057
		3,042	Man Group PLC	210,369	419
			Meggitt PLC	300,958	1,801
Turkey - 0.4%			Michael Page International PLC	486,554	3,151
Akbank TAS	334,079	894	National Grid PLC	35,150	455
Haci Omer Sabanci Holding AS	186,902	557	Next PLC	7,350	410
Turkcell Iletisim Hizmetleri AS			Old Mutual PLC	43,102	108
- ADR(Æ)	19,083	167	Persimmon PLC Class A	15,025	453
Turkiye Garanti Bankasi AS	100,164	270	Petrofac, Ltd.	33,064	348
Turkiye Is Bankasi Class C	644,435	1,271	Prudential PLC	18,020	400
		3,159	Reckitt Benckiser Group PLC	7,253	668
			RELX NV	17,024	329
Ukraine - 0.0%			RELX PLC	18,102	367
MHP SA - GDR	1,431	15	Rio Tinto PLC	4,260	169
			Rolls-Royce Holdings PLC(Æ)	3,398,472	500
United Arab Emirates - 0.3%			Rotork PLC	774,461	2,464
Aldar Properties PJSC	1,322,318	770	Royal Bank of Scotland Group PLC(Æ)	1,245,809	4,282
Emaar Properties PJSC	929,606	1,815	Royal Dutch Shell PLC Class A	35,720	925
		2,585	Royal Dutch Shell PLC Class B	31,446	837
			RSA Insurance Group PLC	160,744	1,241
United Kingdom - 15.0%			Scottish & Southern Energy PLC	22,797	411
Amec Foster Wheeler PLC - GDR	95,706	672	Smiths Group PLC	62,814	1,333
Anglo American PLC(Æ)	59,312	845	Spirax-Sarco Engineering PLC	51,490	3,465
Antofagasta PLC	386,807	4,192	Standard Chartered PLC(Æ)	232,045	2,166
AstraZeneca PLC	11,575	692	Standard Life PLC	57,936	273
Aviva PLC	365,243	2,481	Stock Spirits Group PLC	631,125	1,431
BAE Systems PLC	633,224	5,139	Tate & Lyle PLC	34,713	340
Barclays PLC	801,723	2,185	TechnipFMC PLC(Æ)	4,006	120
BBA Aviation PLC	549,497	2,215	Tesco PLC(Æ)	1,643,880	3,899
BGEO Group PLC	9,468	441	Travis Perkins PLC	194,275	4,053
BHP Billiton PLC	47,929	730	Tullow Oil PLC(Æ)	580,809	1,573
BP PLC	214,116	1,225	Unilever NV	155,377	8,149
BP PLC - ADR	73,771	2,532	Unilever PLC	15,866	816
British American Tobacco PLC	21,199	1,434	Vodafone Group PLC	1,945,445	5,015
BT Group PLC	161,345	637	WM Morrison Supermarkets PLC	120,368	374
Bunzl PLC	80,343	2,506

See accompanying notes which are an integral part of the financial statements.

276 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair	Principal	Fair
	Amount ($)		Value	Amount ($)	Value
	or Shares		$	or Shares	$
WPP PLC	65,968		1,412	(identified cost $724,675)	840,710
			128,872

United States - 1.0%				Other Assets and Liabilities, Net
Carnival PLC	6,909		426	- 1.9%	15,965
Gran Tierra Energy, Inc.(Æ)	38,814		98	Net Assets - 100.0%	856,675
IHS Markit, Ltd.(Æ)	67,990		2,950
MercadoLibre, Inc.	4,139		947
Mylan NV(Æ)	55,785		2,084
News Corp. Class A	160,735		2,045
			8,550

Virgin Islands, British - 0.0%
Arcos Dorados Holdings, Inc. Class
A(Æ)	42,864		351

Total Common Stocks
(cost $663,576)			778,570

Preferred Stocks - 0.9%
Colombia - 0.0%
Banco Davivienda SA	40,000		421

Germany - 0.8%
Funchs Petrolub SE	41,428		2,137
Henkel AG & Co. KGaA	4,333		590
Porsche Automobil Holding SE	6,006		351
Volkswagen AG	21,969		3,485
			6,563

Japan - 0.0%
Shinkin Central Bank Class A	78		162

South Korea - 0.1%
Samsung Electronics Co., Ltd.	472		725

Total Preferred Stocks
(cost $6,859)			7,871

Warrants & Rights - 0.2%
United Kingdom - 0.2%
HSBC Bank PLC(Æ)
2017 Warrants	131,618		1,492
HSBC Bank PLC(Æ)
2018 Warrants	49,376		428

Total Warrants & Rights
(cost $1,893)			1,920

Short-Term Investments - 6.1%
United States - 6.1%
U.S. Cash Management Fund	52,338,083	(8)	52,349
Total Short-Term Investments
(cost $52,347)			52,349

Total Investments 98.1%

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 277

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
EURO STOXX 50 Index Futures	708	EUR	24,837	06/17	1,330
MSCI Emerging Markets Mini Index Futures	761	USD	59,342	06/17	1,916
S&P/TSX 60 Index Futures	60	CAD	11,002	06/17	40
SPI 200 Index Futures	58	AUD	8,574	06/17	169
TOPIX Index Futures	245	JPY	3,748,500	06/17	(247)
Short Positions
FTSE 100 Index Futures	272	GBP	19,489	06/17	421
MSCI Emerging Markets Mini Index Futures	651	USD	31,866	06/17	(1,522)
S&P 500 E-Mini Index Futures	226	USD	26,900	06/17	(203)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,904

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	303	AUD	400	06/21/17	(4)
Bank of America	USD	1,894	AUD	2,500	06/21/17	(24)
Bank of America	USD	375	CAD	500	06/21/17	(8)
Bank of America	USD	596	CAD	800	06/21/17	(9)
Bank of America	USD	1,862	CAD	2,500	06/21/17	(29)
Bank of America	USD	1,709	EUR	1,600	06/21/17	38
Bank of America	USD	61	GBP	50	06/21/17	4
Bank of America	USD	246	GBP	200	06/21/17	13
Bank of America	USD	103	HKD	800	06/21/17	—
Bank of America	USD	129	HKD	1,000	06/21/17	—
Bank of America	USD	1,750	JPY	200,000	06/21/17	48
Bank of America	USD	84	NZD	120	06/21/17	(2)
Bank of America	USD	104	NZD	150	06/21/17	(1)
Bank of America	CHF	2,000	USD	1,996	06/21/17	(20)
Bank of America	DKK	800	USD	115	06/21/17	(3)
Bank of America	EUR	400	USD	427	06/21/17	(10)
Bank of America	EUR	400	USD	428	06/21/17	(9)
Bank of America	GBP	1,600	USD	1,958	06/21/17	(117)
Bank of America	JPY	1,609	USD	14	05/01/17	—
Bank of America	JPY	120,000	USD	1,050	06/21/17	(29)
Bank of America	NOK	1,400	USD	163	06/21/17	—
Bank of America	NOK	2,000	USD	233	06/21/17	—
Bank of America	SEK	350	USD	39	06/21/17	—
Bank of Montreal	USD	753	AUD	1,000	06/21/17	(5)
Bank of Montreal	USD	982	AUD	1,285	06/21/17	(20)
Bank of Montreal	USD	2,879	AUD	3,768	06/21/17	(60)
Bank of Montreal	USD	736	CAD	1,000	06/21/17	(3)
Bank of Montreal	USD	1,209	CAD	1,612	06/21/17	(27)
Bank of Montreal	USD	3,201	CAD	4,268	06/21/17	(72)
Bank of Montreal	USD	3,831	EUR	3,620	06/21/17	123
Bank of Montreal	USD	715	GBP	581	06/21/17	38
Bank of Montreal	USD	418	HKD	3,240	06/21/17	(1)
Bank of Montreal	USD	4,742	JPY	538,328	06/21/17	96
Bank of Montreal	USD	263	NZD	370	06/21/17	(10)

See accompanying notes which are an integral part of the financial statements.

278 Tax-Managed International Equity Fund

Russell Investment Company
Tax-Managed International Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	CHF	1,000	USD	1,010	06/21/17	2
Bank of Montreal	CHF	3,744	USD	3,727	06/21/17	(47)
Bank of Montreal	DKK	6,180	USD	880	06/21/17	(28)
Bank of Montreal	EUR	784	USD	830	06/21/17	(27)
Bank of Montreal	GBP	3,022	USD	3,720	06/21/17	(198)
Bank of Montreal	JPY	196,308	USD	1,729	06/21/17	(35)
Bank of Montreal	NOK	5,030	USD	598	06/21/17	11
Bank of Montreal	SEK	4,860	USD	539	06/21/17	(11)
BNP Paribas	USD	973	AUD	1,285	06/21/17	(11)
BNP Paribas	USD	2,852	AUD	3,768	06/21/17	(33)
BNP Paribas	USD	1,206	CAD	1,612	06/21/17	(24)
BNP Paribas	USD	3,193	CAD	4,268	06/21/17	(64)
BNP Paribas	USD	3,821	EUR	3,620	06/21/17	132
BNP Paribas	USD	715	GBP	581	06/21/17	39
BNP Paribas	USD	418	HKD	3,240	06/21/17	(1)
BNP Paribas	USD	4,724	JPY	538,328	06/21/17	115
BNP Paribas	USD	261	NZD	370	06/21/17	(8)
BNP Paribas	CHF	3,744	USD	3,715	06/21/17	(59)
BNP Paribas	DKK	6,180	USD	878	06/21/17	(30)
BNP Paribas	EUR	784	USD	827	06/21/17	(29)
BNP Paribas	GBP	3,022	USD	3,718	06/21/17	(201)
BNP Paribas	JPY	196,308	USD	1,723	06/21/17	(42)
BNP Paribas	NOK	5,030	USD	594	06/21/17	8
BNP Paribas	SEK	4,860	USD	539	06/21/17	(11)
Brown Brothers Harriman	NOK	2,000	USD	234	06/21/17	1
Brown Brothers Harriman	SEK	300	USD	34	06/21/17	—
Commonwealth Bank of Australia	USD	981	AUD	1,285	06/21/17	(19)
Commonwealth Bank of Australia	USD	2,876	AUD	3,768	06/21/17	(57)
Commonwealth Bank of Australia	USD	1,209	CAD	1,612	06/21/17	(27)
Commonwealth Bank of Australia	USD	3,201	CAD	4,268	06/21/17	(72)
Commonwealth Bank of Australia	USD	3,833	EUR	3,620	06/21/17	120
Commonwealth Bank of Australia	USD	715	GBP	581	06/21/17	38
Commonwealth Bank of Australia	USD	418	HKD	3,240	06/21/17	(1)
Commonwealth Bank of Australia	USD	4,745	JPY	538,328	06/21/17	94
Commonwealth Bank of Australia	USD	263	NZD	370	06/21/17	(9)
Commonwealth Bank of Australia	CHF	3,744	USD	3,730	06/21/17	(44)
Commonwealth Bank of Australia	DKK	6,180	USD	881	06/21/17	(27)
Commonwealth Bank of Australia	EUR	784	USD	830	06/21/17	(26)
Commonwealth Bank of Australia	GBP	3,022	USD	3,720	06/21/17	(199)
Commonwealth Bank of Australia	JPY	196,308	USD	1,730	06/21/17	(34)
Commonwealth Bank of Australia	NOK	5,030	USD	598	06/21/17	11
Commonwealth Bank of Australia	SEK	4,860	USD	540	06/21/17	(10)
Royal Bank of Canada	USD	372	AUD	500	06/21/17	2
Royal Bank of Canada	USD	974	AUD	1,285	06/21/17	(13)
Royal Bank of Canada	USD	2,856	AUD	3,768	06/21/17	(37)
Royal Bank of Canada	USD	367	CAD	500	06/21/17	—
Royal Bank of Canada	USD	1,206	CAD	1,612	06/21/17	(25)
Royal Bank of Canada	USD	3,194	CAD	4,268	06/21/17	(65)
Royal Bank of Canada	USD	3,822	EUR	3,620	06/21/17	130
Royal Bank of Canada	USD	715	GBP	581	06/21/17	39
Royal Bank of Canada	USD	418	HKD	3,240	06/21/17	(1)
Royal Bank of Canada	USD	4,731	JPY	538,328	06/21/17	107
Royal Bank of Canada	USD	69	NZD	100	06/21/17	—

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	USD	262	NZD	370	06/21/17	(8)
Royal Bank of Canada	CHF	3,744	USD	3,719	06/21/17	(55)
Royal Bank of Canada	DKK	500	USD	73	06/21/17	—
Royal Bank of Canada	DKK	6,180	USD	879	06/21/17	(28)
Royal Bank of Canada	EUR	784	USD	828	06/21/17	(28)
Royal Bank of Canada	GBP	3,022	USD	3,717	06/21/17	(203)
Royal Bank of Canada	JPY	40,000	USD	360	06/21/17	1
Royal Bank of Canada	JPY	196,308	USD	1,725	06/21/17	(39)
Royal Bank of Canada	NOK	5,030	USD	595	06/21/17	9
Royal Bank of Canada	SEK	4,860	USD	540	06/21/17	(10)
Standard Chartered	USD	981	AUD	1,285	06/21/17	(20)
Standard Chartered	USD	2,878	AUD	3,768	06/21/17	(59)
Standard Chartered	USD	1,209	CAD	1,612	06/21/17	(27)
Standard Chartered	USD	3,201	CAD	4,268	06/21/17	(72)
Standard Chartered	USD	3,830	EUR	3,620	06/21/17	123
Standard Chartered	USD	715	GBP	581	06/21/17	38
Standard Chartered	USD	418	HKD	3,240	06/21/17	(1)
Standard Chartered	USD	4,741	JPY	538,328	06/21/17	97
Standard Chartered	USD	263	NZD	370	06/21/17	(9)
Standard Chartered	CHF	3,744	USD	3,728	06/21/17	(46)
Standard Chartered	DKK	6,180	USD	880	06/21/17	(27)
Standard Chartered	EUR	784	USD	829	06/21/17	(27)
Standard Chartered	GBP	3,022	USD	3,719	06/21/17	(200)
Standard Chartered	JPY	196,308	USD	1,729	06/21/17	(36)
Standard Chartered	NOK	5,030	USD	597	06/21/17	11
Standard Chartered	SEK	4,860	USD	540	06/21/17	(10)
State Street	USD	757	AUD	1,000	06/21/17	(8)
State Street	USD	375	CAD	500	06/21/17	(9)
State Street	USD	746	CAD	1,000	06/21/17	(13)
State Street	USD	4,287	EUR	4,000	06/21/17	81
State Street	USD	5,440	JPY	600,000	06/21/17	(47)
State Street	GBP	1,000	USD	1,252	06/21/17	(45)
UBS	USD	2,297	DKK	16,000	06/21/17	53
UBS	USD	70	NZD	100	06/21/17	(2)
UBS	USD	2,015	SEK	18,000	06/21/17	23
UBS	EUR	2,600	USD	2,772	06/21/17	(67)
UBS	GBP	1,000	USD	1,252	06/21/17	(45)
UBS	GBP	2,250	USD	2,773	06/21/17	(145)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(1,629)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Argentina	$2,896	$—	$—	$—	$2,896	0.3
Australia	—	14,720	—	—	14,720	1.7
Austria	—	890	—	—	890	0.1

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Belgium	—	4,845	—	—	4,845	0.6
Bermuda	219	621	—	—	840	0.1
Brazil	23,794	—	—	—	23,794	2.8
Canada	26,459	—	—	—	26,459	3.1
Cayman Islands	4,672	7,613	—	—	12,285	1.4
Chile	1,350	—	—	—	1,350	0.2
China	12,523	27,724	—	—	40,247	4.7
Curacao	—	64	—	—	64	—*
Denmark	—	10,286	—	—	10,286	1.2
Egypt	—	914	—	—	914	0.1
Finland	—	2,159	—	—	2,159	0.2
France	—	61,610	—	—	61,610	7.2
Germany	—	30,019	—	—	30,019	3.5
Greece	—	1,412	—	—	1,412	0.2
Hong Kong	5,428	17,469	—	—	22,897	2.7
Hungary	—	1,749	—	—	1,749	0.2
India	7,251	11,512	—	—	18,763	2.2
Indonesia	—	3,228	—	—	3,228	0.4
Ireland	3,113	498	—	—	3,611	0.4
Israel	—	1,415	—	—	1,415	0.2
Italy	—	11,698	—	—	11,698	1.4
Japan	—	91,765	—	—	91,765	10.7
Jersey	—	2,352	—	—	2,352	0.3
Kazakhstan	237	—	—	—	237	—*
Luxembourg	669	1,701	—	—	2,370	0.3
Malaysia	—	668	—	—	668	0.1
Mexico	12,558	—	—	—	12,558	1.5
Netherlands	3,835	15,644	—	—	19,479	2.3
New Zealand	—	146	—	—	146	—*
Norway	—	3,356	—	—	3,356	0.4
Peru	851	—	—	—	851	0.1
Philippines	—	811	—	—	811	0.1
Poland	—	1,784	—	—	1,784	0.2
Portugal	—	702	—	—	702	0.1
Russia	523	13,597	—	—	14,120	1.6
Singapore	—	7,542	—	—	7,542	0.9
South Africa	—	3,186	—	—	3,186	0.4
South Korea	2,906	48,712	—	—	51,618	6.0
Spain	—	7,465	—	—	7,465	0.9
Sweden	—	11,704	—	—	11,704	1.4

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Switzerland	1,196	70,417	—	—	71,613	8.3
Taiwan	10,887	18,631	—	—	29,518	3.4
Thailand	—	3,042	—	—	3,042	0.3
Turkey	167	2,992	—	—	3,159	0.4
Ukraine	—	15	—	—	15	—*
United Arab Emirates	—	2,585	—	—	2,585	0.3
United Kingdom	2,536	126,336	—	—	128,872	15.0
United States	8,124	426	—	—	8,550	1.0
Virgin Islands, British	351	—	—	—	351	—*
Preferred Stocks	421	7,450	—	—	7,871	0.9
Warrants & Rights	—	1,920	—	—	1,920	0.2
Short-Term Investments	—	—	—	52,349	52,349	6.1
Total Investments	132,966	655,395	—	52,349	840,710	98.1
Other Assets and Liabilities, Net						1.9
						100.0

Other Financial Instruments
Assets
Futures Contracts	3,876	—	—	—	3,876	0.5
Foreign Currency Exchange Contracts	—	1,645	—	—	1,645	0.2

Liabilities
Futures Contracts	(1,972)	—	—	—	(1,972)	(0.2)
Foreign Currency Exchange Contracts	—	(3,274)	—	—	(3,274)	(0.4)
Total Other Financial Instruments**	$1,904	$(1,629)	$—	$—	$275

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	108,635
Consumer Staples	65,011
Energy	51,907
Financial Services	178,296
Health Care	59,093

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — April 30, 2017 (Unaudited)

Materials and Processing	73,598
Producer Durables	111,199
Short-Term Investments	52,349
Technology	91,592
Utilities	47,110
Warrants and Rights	1,920
Total Investments	840,710

See accompanying notes which are an integral part of the financial statements.

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Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$1,645
Variation margin on futures contracts*	3,876	—
Total	$3,876	$1,645

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$1,972	$—
Unrealized depreciation on foreign currency exchange contracts	—	3,274
Total	$1,972	$3,274
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$6,358	$—
Foreign currency-related transactions**	—	(1,934)
Total	$6,358	$(1,934)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$608	$—
Foreign currency-related transactions***	—	(2,462)
Total	$608	$(2,462)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

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Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	$1,645	$—	$1,645
Futures Contracts	Variation margin on futures contracts	259	—	259
Total Financial and Derivative Assets		1,904	—	1,904
Financial and Derivative Assets not subject to a netting agreement		(258)	—	(258)
Total Financial and Derivative Assets subject to a netting agreement		$1,646	$—	$1,646

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$103	$103	$—	$—
Bank of Montreal	270	270	—	—
BNP Paribas	293	293	—	—
Brown Brothers Harriman	1	—	—	1
Commonwealth Bank of Australia	264	264	—	—
Royal Bank of Canada	289	289	—	—
Standard Chartered	270	270	—	—
State Street	81	81	—	—
UBS	75	75	—	—
Total	$1,646	$1,645	$—	$1

See accompanying notes which are an integral part of the financial statements.

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Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$615	$—	$615
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	3,274	—	3,274
Total Financial and Derivative Liabilities		3,889	—	3,889
Financial and Derivative Liabilities not subject to a netting agreement		(615)	—	(615)
Total Financial and Derivative Liabilities subject to a netting agreement		$3,274	$—	$3,274

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$265	$103	$—	$162
Bank of Montreal	543	270	—	273
BNP Paribas	513	293	—	220
Commonwealth Bank of Australia	526	264	—	262
Royal Bank of Canada	512	289	—	223
Standard Chartered	535	270	—	265
State Street	122	81	—	41
UBS	258	75	—	183
Total	$3,274	$1,645	$—	$1,629

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

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Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$724,675
Investments, at fair value(>)	840,710
Cash	188
Cash (restricted)(a)	9,768
Foreign currency holdings(^)	4,502
Unrealized appreciation on foreign currency exchange contracts	1,645
Receivables:
Dividends and interest	2,270
Dividends from affiliated funds	44
Investments sold	21
Fund shares sold	2,298
Foreign capital gains taxes recoverable	668
Variation margin on futures contracts	259
Prepaid expenses	7
Total assets	862,380

Liabilities
Payables:
Investments purchased	12
Fund shares redeemed	691
Accrued fees to affiliates	699
Other accrued expenses	175
Variation margin on futures contracts	615
Deferred capital gains tax liability	239
Unrealized depreciation on foreign currency exchange contracts	3,274
Total liabilities	5,705

Net Assets	$856,675

See accompanying notes which are an integral part of the financial statements.

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Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$2,425
Accumulated net realized gain (loss)	(71,861)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	115,796
Futures contracts	1,904
Foreign currency-related transactions	(1,595)
Shares of beneficial interest	856
Additional paid-in capital	809,150
Net Assets	$856,675

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$9.98
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$10.59
Class A — Net assets	$6,469,452
Class A — Shares outstanding ($.01 par value)	648,243
Net asset value per share: Class C(#)	$9.93
Class C — Net assets	$3,060,854
Class C — Shares outstanding ($.01 par value)	308,254
Net asset value per share: Class E(#)	$9.99
Class E — Net assets	$652,348
Class E — Shares outstanding ($.01 par value)	65,295
Net asset value per share: Class S(#)	$10.01
Class S — Net assets	$841,436,949
Class S — Shares outstanding ($.01 par value)	84,051,642
Net asset value per share: Class T(#)	$10.01
Class T — Net assets	$5,055,843
Class T — Shares outstanding ($.01 par value)	504,848
Amounts in thousands
(^) Foreign currency holdings - cost	$4,479
(>) Investments in affiliates, U.S. Cash Management Fund	$52,349

(a) Cash Collateral for Futures	$9,768
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

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Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$8,850
Dividends from affiliated funds	191
Interest	238
Less foreign taxes withheld	(959)
Total investment income	8,320

Expenses
Advisory fees	3,008
Administrative fees	171
Custodian fees	156
Distribution fees - Class A	6
Distribution fees - Class C	10
Transfer agent fees - Class A	5
Transfer agent fees - Class C	3
Transfer agent fees - Class E	15
Transfer agent fees - Class S	685
Transfer agent fees - Class T	—**
Professional fees	44
Registration fees	48
Shareholder servicing fees - Class C	3
Shareholder servicing fees - Class E	18
Trustees’ fees	8
Printing fees	18
Miscellaneous	8
Expenses before reductions	4,206
Expense reductions	(311)
Net expenses	3,895
Net investment income (loss)	4,425

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	1,736
Futures contracts	6,358
Foreign currency-related transactions	(1,899)
Net realized gain (loss)	6,195
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	68,083
Futures contracts	608
Foreign currency-related transactions	(732)
Net change in unrealized appreciation (depreciation)	67,959
Net realized and unrealized gain (loss)	74,154
Net Increase (Decrease) in Net Assets from Operations	$78,579

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

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Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,425	$8,554
Net realized gain (loss)	6,195	(35,172)
Net change in unrealized appreciation (depreciation)	67,959	45,666
Net increase (decrease) in net assets from operations	78,579	19,048

Distributions
From net investment income
Class A	(92)	(11)
Class C	(39)	(5)
Class E	(652)	(165)
Class S	(13,555)	(2,463)
Net decrease in net assets from distributions	(14,338)	(2,644)

Share Transactions*
Net increase (decrease) in net assets from share transactions	162,688	167,477
Total Net Increase (Decrease) in Net Assets	226,929	183,881

Net Assets
Beginning of period	629,746	445,865
End of period	$856,675	$629,746
Undistributed (overdistributed) net investment income included in net assets	$2,425	$12,338

See accompanying notes which are an integral part of the financial statements.

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Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	244	$2,303	368	$3,301
Proceeds from reinvestment of distributions	10	84	1	10
Payments for shares redeemed	(35)	(324)	(43)	(384)
Net increase (decrease)	219	2,063	326	2,927
Class C
Proceeds from shares sold	96	900	187	1,633
Proceeds from reinvestment of distributions	4	37	—	5
Payments for shares redeemed	(59)	(567)	(56)	(500)
Net increase (decrease)	41	370	131	1,138
Class E
Proceeds from shares sold	134	1,210	693	6,054
Proceeds from reinvestment of distributions	73	650	19	164
Payments for shares redeemed	(3,735)	(34,535)	(346)	(3,011)
Net increase (decrease)	(3,528)	(32,675)	366	3,207
Class S
Proceeds from shares sold	27,906	263,455	32,355	281,200
Proceeds from reinvestment of distributions	1,509	13,491	285	2,451
Payments for shares redeemed	(9,438)	(88,940)	(14,098)	(123,446)
Net increase (decrease)	19,977	188,006	18,542	160,205
Class T(1)
Proceeds from shares sold	507	4,942	—	—
Payments for shares redeemed	(2)	(18)	—	—
Net increase (decrease)	505	4,924	—	—
Total increase (decrease)	17,214	$162,688	19,365	$167,477

(1) For the period March 17, 2017 (commencement of operations) to April 30, 2017.

See accompanying notes which are an integral part of the financial statements.

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Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	$
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Total Distributions
Class A
April 30, 2017*	9.19	.05	.93	.98	(.19)	(.19)
October 31, 2016	9.09	.13	.02	.15	(.05)	(.05)
October 31, 2015(7)	10.00	.03	(.94)	(.91)	—	—

Class C
April 30, 2017*	9.11	.01	.94	.95	(.13)	(.13)
October 31, 2016	9.06	.06	.02	.08	(.03)	(.03)
October 31, 2015(7)	10.00	(.01)	(.93)	(.94)	—	—

Class E
April 30, 2017*	9.18	—(f)	.99	.99	(.18)	(.18)
October 31, 2016	9.09	.12	.02	.14	(.05)	(.05)
October 31, 2015(7)	10.00	.02	(.93)	(.91)	—	—

Class S
April 30, 2017*	9.21	.06	.94	1.00	(.20)	(.20)
October 31, 2016	9.10	.15	.01	.16	(.05)	(.05)
October 31, 2015(7)	10.00	.04	(.94)	(.90)	—	—

Class T
April 30, 2017(10)	9.77	.03	.21	.24	—	—

See accompanying notes which are an integral part of the financial statements.

292 Tax-Managed International Equity Fund

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)
9.98	10.93	6,469	1.43	1.34	1.07	17
9.19	1.71	3,943	1.48	1.34	1.43	85
9.09	(9.10)	935	1.50	1.34	.66	79

9.93	10.62	3,061	2.18	2.09	.18	17
9.11	.89	2,441	2.23	2.09	.71	85
9.06	(9.40)	1,239	2.25	2.09	(.16)	79

9.99	11.02	652	1.42	1.32	(.09)	17
9.18	1.59	32,989	1.48	1.34	1.38	85
9.09	(9.10)	29,334	1.53	1.34	.59	79

10.01	11.15	841,437	1.18	1.09	1.28	17
9.21	1.83	590,373	1.23	1.09	1.66	85
9.10	(9.00)	414,357	1.24	1.09	.94	79

10.01	2.56	5,056	1.18	.99	2.55	17

See accompanying notes which are an integral part of the financial statements.

Tax-Managed International Equity Fund 293

Russell Investment Company
Tax-Managed International Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2017were as follows:
Advisory fees	$524,880
Administration fees	32,900
Distribution fees	3,023
Shareholder servicing fees	714
Transfer agent fees	136,114
Trustee fees	1,654
$699,285

Transactions (amounts in thousands) during the period ended April 30, 2017with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U.S. Cash Management Fund	$36,675	$252,679	$237,002	$1	$(4)	$52,349	$191	$—
	$36,675	$252,679	$237,002	$1	$(4)	$52,349	$191	$—

Federal Income Taxes (Unaudited)

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$727,988,160
Unrealized Appreciation	$118,481,068
Unrealized Depreciation	(5,759,342)
Net Unrealized Appreciation (Depreciation)	$112,721,726

See accompanying notes which are an integral part of the financial statements.

294 Tax-Managed International Equity Fund

Russell Investment Company
Global Opportunistic Credit Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2016	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2017	$1,036.50	$1,019.19
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$5.71	$5.66

Fund is from November 1, 2016 to April 30, 2017.	* Expenses are equal to the Fund's annualized expense ratio of 1.13%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2017	$1,032.10	$1,015.47
	Expenses Paid During Period*	$9.47	$9.39
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.88%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2016	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2017	$1,036.60	$1,019.29
of other funds.	Expenses Paid During Period*	$5.61	$5.56

* Expenses are equal to the Fund's annualized expense ratio of 1.11%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Global Opportunistic Credit Fund 295

Russell Investment Company
Global Opportunistic Credit Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,037.70	$1,020.43
Expenses Paid During Period*	$4.45	$4.41

* Expenses are equal to the Fund's annualized expense ratio of 0.88%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class T	Performance	expenses)
Beginning Account Value
March 17, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,022.40	$1,020.68
Expenses Paid During Period*	$1.03	$4.16

* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the 45-day period annualized), multiplied by the average account value over the period, multiplied by 45/365 (to reflect the period since commencement of operations). May reflect amounts waived and/or reimbursed.
Without any waivers and/or reimbursements, expenses would have been higher.
Hypothetical expenses are equal to the Fund’s annualized expense ratio of
0.83% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the on-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,038.10	$1,020.83
Expenses Paid During Period*	$4.04	$4.01

* Expenses are equal to the Fund's annualized expense ratio of 0.80%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

296 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Long-Term Fixed Income Investments - 87.4%				4.500% due 04/15/22		95	90
Argentina - 1.4%				8.250% due 06/15/23		90	98
Argentine Bonos del Tesoro				6.750% due 09/15/40		585	553
15.500% due 10/17/26	ARS	41,860	3,018
Argentine Republic Government							3,956
International Bond				Brazil - 2.2%
7.500% due 04/22/26		3,136	3,435	Brazil Letras do Tesouro Nacional
6.875% due 01/26/27		3,000	3,169	Series LTN
7.820% due 12/31/33	EUR	4,679	5,426	9.324% due 10/01/18	BRL	2,950	819
1.000% due 12/15/35 (Ê)	EUR	60,000	6,220	9.309% due 01/01/19	BRL	39,980	10,852
7.125% due 07/06/36		1,000	1,012	11.363% due 01/01/20	BRL	13,480	3,314
7.625% due 04/22/46		1,268	1,350	Brazil Notas do Tesouro Nacional
Provincia de Buenos Aires				Series NTNB
7.875% due 06/15/27 (Þ)		300	313	6.000% due 05/15/35	BRL	1,200	1,238
Republic of Aregentina Governemnt				6.000% due 08/15/50	BRL	2,500	2,626
International Bond				Series NTNF
21.200% due 09/19/18	ARS	1,560	106	10.000% due 01/01/21	BRL	12,890	4,202
21.940% due 03/11/19 (Ê)	ARS	770	53	10.000% due 01/01/23	BRL	15,150	4,899
YPF SA				10.000% due 01/01/25	BRL	11,560	3,712
8.750% due 04/04/24 (Þ)		2,000	2,309	10.000% due 01/01/27	BRL	7,700	2,461
			26,411	JBS USA LLC
Australia - 0.1%				7.250% due 06/01/21 (Þ)		1,090	1,120
Australia and New Zealand Banking				5.875% due 07/15/24 (Þ)		120	125
Group, Ltd.				Letra do Tesouro Nacional Bills
1.816% due 09/23/19 (Ê)(Þ)		1,250	1,258
FMG Resources Pty, Ltd. 1st Lien Term				Series LTN
Loan B				9.221% due 07/01/18	BRL	8,360	2,376
3.750% due 06/30/19		200	201	Vale SA
National Australia Bank , Ltd.				5.625% due 09/11/42		1,600	1,524
1.796% due 12/09/19 (Ê)(Þ)		250	252				39,268
			1,711	Canada – 2.8%
				1011778 B.C. Unlimited Liability Co.
Austria - 0.1%				1st Lien Term Loan B
Raiffeisen Bank International AG				3.397% due 02/17/24 (Ê)		1,678	1,679
6.000% due 10/16/23	EUR	400	507	Bank of Montreal
RZB Finance Jersey IV, Ltd.				1.367% due 08/16/18 (Ê)(~)		1,800	1,800
1.622% due 05/29/49 (ƒ)	EUR	400	416	Series MTN
			923	1.808% due 07/18/19 (Ê)		1,100	1,106
Azerbaijan - 0.1%				Bank of Nova Scotia (The)
State Oil Co. of the Azerbaijan Republic				1.590% due 06/11/18 (Ê)		1,700	1,705
Series EMTN				Canadian Imperial Bank of Commerce
4.750% due 03/13/23		2,000	1,981	1.545% due 07/13/18 (Ê)		3,250	3,249
				Cascades, Inc.
Bahrain - 0.1%				5.750% due 07/15/23 (Þ)		1,245	1,264
Bahrain Government International Bond				Cenovus Energy, Inc.
7.000% due 01/26/26 (Þ)		2,000	2,140	5.700% due 10/15/19		2,065	2,221
				6.750% due 11/15/39		390	438
Belgium - 0.1%				Cott Corp.
BNP Paribas Fortis SA				5.500% due 07/01/24 (Þ)	EUR	800	932
1.671% due 12/29/49 (ƒ)	EUR	750	596	Series REGS
Ethias SA				5.500% due 07/01/24	EUR	1,070	1,247
5.000% due 01/14/26	EUR	1,000	1,112	Eldorado Gold Corp.
			1,708	5.250% due 12/15/20 (Þ)		1,260	1,295
Bermuda - 0.2%				First Quantum Minerals, Ltd.
Catlin Insurance Co., Ltd.				7.250% due 05/15/22 (Þ)		1,055	1,087
4.133% due 12/31/49 (ƒ)(Þ)		440	405	7.250% due 04/01/23 (Þ)		580	591
Weatherford International, Ltd.				Hudbay Minerals, Inc.
9.625% due 03/01/19		1,950	2,144	7.250% due 01/15/23 (Þ)		1,005	1,069
7.750% due 06/15/21		625	666	Kinross Gold Corp.

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 297

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
5.950% due 03/15/24	1,265	1,356	Transocean, Inc.
Lions Gate Entertainment Corp.			7.500% due 04/15/31		190	169
5.875% due 11/01/24 (Þ)	132	137	UPCB Finance IV, Ltd.
MEG Energy Corp.			Series REGS
6.375% due 01/30/23 (Þ)	1,160	1,021	4.000% due 01/15/27	EUR	1,390	1,566
7.000% due 03/31/24 (Þ)	4,610	4,114				5,734
Mood Media Corp. Term Loan			Chile - 0.3%
7.148% due 05/01/19 (Ê)	1,702	1,700	Chile Bonos de la Tesoreria
Open Text Corp.			4.500% due 03/01/26	CLP	1,495,000	2,365
5.625% due 01/15/23 (Þ)	830	869	Corp. Nacional del Cobre de Chile
5.875% due 06/01/26 (Þ)	297	317	4.875% due 11/04/44 (Þ)		4,000	4,075
Parq Holdings, LP Term Loan						6,440
8.500% due 12/17/20 (Ê)	4,230	4,208	China - 0.3%
Precision Drilling Corp.			China Evergrande Group
6.500% due 12/15/21	1,165	1,180
7.750% due 12/15/23 (Þ)	70	74	Series REGS
			8.750% due 10/30/18		4,500	4,666
Province of Ontario Canada
3.000% due 07/16/18	1,000	1,018	Country Garden Holdings Co., Ltd.
1.650% due 09/27/19	600	599	Series REGS
			7.250% due 04/04/21		300	314
Province of Quebec Canada
Series MTN						4,980
1.330% due 09/04/18 (Ê)	450	450	Colombia - 1.4%
			Colombia Government International
Ritchie Bros. Auctioneers, Inc.			Bond
5.375% due 01/15/25 (Þ)	358	370	7.750% due 04/14/21	COP	4,905,000	1,793
Royal Bank of Canada			4.000% due 02/26/24		1,000	1,033
Series GMTN			3.875% due 04/25/27		300	303
2.150% due 03/15/19	2,000	2,012	9.850% due 06/28/27	COP	2,077,000	927
Teck Resources, Ltd.			10.375% due 01/28/33		514	776
3.750% due 02/01/23	1,000	985	7.375% due 09/18/37		3,000	3,858
8.500% due 06/01/24 (Þ)	820	950	6.125% due 01/18/41		600	690
6.125% due 10/01/35	1,300	1,375	5.000% due 06/15/45		500	505
6.000% due 08/15/40	455	468	Colombian TES
Teine Energy, Ltd.			Series B
6.875% due 09/30/22 (Þ)	1,210	1,234	10.000% due 07/24/24	COP	7,554,000	3,142
Toronto-Dominion Bank (The)			7.500% due 08/26/26	COP	4,054,000	1,500
Series MTN			6.000% due 04/28/28	COP	14,023,000	4,591
1.993% due 01/22/19 (Ê)	1,150	1,162	Colombian Titulos de Tesoreria
Valeant Pharmaceuticals International,
Inc.			Series B
5.625% due 12/01/21 (Þ)	3,535	2,718	11.000% due 07/24/20	COP	8,365,000	3,273
6.500% due 03/15/22 (Þ)	453	464	7.000% due 05/04/22	COP	7,841,000	2,799
5.875% due 05/15/23 (Þ)	930	687	Ecopetrol SA
7.000% due 03/15/24 (Þ)	85	87	5.875% due 09/18/23		300	325
Veresen Midstream, Ltd. Term Loan B2						25,515
4.500% due 03/31/22 (Ê)	992	999	Costa Rica - 0.3%
			Costa Rica Government International
		50,237	Bond
Cayman Islands - 0.3%			4.375% due 04/30/25 (Þ)		2,044	1,952
Harbourview CLO VII, Ltd.			7.000% due 04/04/44 (Þ)		3,000	3,097
Series 2014-7A Class E			Series REGS
6.039% due 11/18/26 (Ê)(Þ)	946	892	4.250% due 01/26/23		1,000	971
Noble Holding International, Ltd.						6,020
4.900% due 08/01/20	149	144	Croatia - 0.3%
7.700% due 04/01/25	460	414
8.700% due 04/01/45	775	676	Croatia Government International Bond
			6.000% due 01/26/24 (Þ)		2,200	2,449
Park Aerospace Holdings, Ltd.			Series REGS
5.250% due 08/15/22 (Þ)	233	246	6.625% due 07/14/20		1,200	1,321
5.500% due 02/15/24 (Þ)	1,538	1,627

See accompanying notes which are an integral part of the financial statements.

298 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
6.000% due 01/26/24		2,000	2,226	Series REGS
			5,996	6.637% due 05/29/49 (ƒ)		742	703
Czech Republic - 0.1%				Credit Logement SA
Czech Republic Government				0.820% due 03/29/49 (ƒ)	EUR	1,250	1,134
International Bond				Crown European Holdings SA
2.500% due 08/25/28	CZK	31,780	1,483	Series REGS
				4.000% due 07/15/22	EUR	1,420	1,727
Denmark - 0.2%				Elis SA
Danske Bank A/S				Series REGS
1.574% due 03/02/20 (Ê)(Þ)		1,200	1,200	3.000% due 04/30/22	EUR	2,430	2,735
4.513% due 12/29/49 (ƒ)	DKK	4,000	612
6.125% due 12/31/99 (ƒ)		800	820	Groupama SA
				6.375% due 05/29/49 (ƒ)	EUR	800	911
Sparekassen Sjaelland-Fyn AS				Holding Medi-Partenaires SAS
10.835% due 09/29/49 (Å)(ƒ)	DKK	2,000	314	7.000% due 05/15/20 (Þ)	EUR	970	1,095
			2,946	Series REGS
Dominican Republic - 0.6%				7.000% due 05/15/20	EUR	1,910	2,156
Dominican Republic International Bond				HomeVi SAS
7.450% due 04/30/44 (Þ)		2,000	2,267	Series REGS
6.850% due 01/27/45 (Þ)		4,000	4,255	6.875% due 08/15/21	EUR	2,680	3,061
Series REGS				Kerneos Corporate SAS
7.500% due 05/06/21		4,000	4,440	5.750% due 03/01/21 (Þ)	EUR	1,060	1,190
			10,962	Series REGS
Egypt - 0.5%				5.750% due 03/01/21	EUR	1,505	1,690
Egypt Government International Bond				La Mondiale SAM
5.875% due 06/11/25 (Þ)		500	493	2.368% due 10/29/49 (Å)(ƒ)	EUR	920	882
6.875% due 04/30/40 (Þ)		8,000	7,592	1.801% due 11/29/49 (Å)(ƒ)	EUR	150	140
Series REGS				Macif SA
6.875% due 04/30/40		1,000	949	1.669% due 04/29/49 (Å)(ƒ)	EUR	685	631
			9,034	NewCo Sab MidCo SASU
El Salvador - 0.4%				5.375% due 04/15/25 (Þ)	EUR	770	841
El Salvador Government International				Picard Groupe SAS
Bond				4.250% due 08/01/19 (Ê)(Þ)	EUR	1,550	1,703
6.375% due 01/18/27 (Þ)		1,500	1,339	Series REGS
Series REGS				4.250% due 08/01/19 (Ê)	EUR	193	212
7.375% due 12/01/19		1,000	1,005	Rexel SA
7.750% due 01/24/23		2,400	2,418	5.250% due 06/15/20 (Þ)		2,109	2,161
5.875% due 01/30/25		2,500	2,237	SFR Group SA
7.650% due 06/15/35		498	453	Series REGS
			7,452	5.625% due 05/15/24	EUR	4,205	4,941
Ethiopia - 0.1%				Societe Generale SA
Ethiopia International Bond				6.750% due 04/07/49 (ƒ)	EUR	900	1,051
6.625% due 12/11/24 (Þ)		1,000	988	SPCM SA
				2.875% due 06/15/23 (Þ)	EUR	1,350	1,503
Finland - 0.1%				Total Capital International SA
Nokia OYJ				1.502% due 06/19/19 (Ê)		500	501
6.625% due 05/15/39		1,000	1,093				36,320

France - 2.0%				Gabon - 0.0%
				Gabon Government International Bond
BNP Paribas SA				6.375% due 12/12/24 (Þ)		500	490
6.500% due 06/29/49 (ƒ)		1,500	1,521

6.125% due 12/29/49 (ƒ)	EUR	600	709	Germany - 0.8%
BPCE SA
6.750% due 01/29/49 (ƒ)		1,030	1,042	Capital Funding GmbH
				1.979% due 04/29/49 (ƒ)	EUR	586	484
Credit Agricole SA
6.500% due 04/29/49 (ƒ)	EUR	900	1,049	Deutsche Postbank Funding Trust III
				0.658% due 06/29/49 (ƒ)	EUR	800	656
7.375% due 10/29/49 (ƒ)		1,000	1,031
				DG Bank
				1.427% due 08/16/18 (Ê)		1,915	1,915

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 299

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Fuerstenberg Capital II GMBH				Indonesia Government International
5.625% due 06/29/49 (ƒ)	EUR	1,092	928	Bond
HT1 Funding GmbH				Series REGS
6.352% due 07/29/49 (ƒ)	EUR	800	822	8.500% due 10/12/35		3,000	4,299
Schaeffler Verwaltung Swei GmbH				7.750% due 01/17/38		500	688
3.250% due 09/15/23 (Þ)	EUR	1,815	2,057	Indonesia Treasury Bond
Techem Energy Metering Service GmbH				Series FR56
& Co. KG				8.375% due 09/15/26	IDR	41,971,000	3,423
7.875% due 10/01/20 (Þ)	EUR	560	635	Series FR58
Series REGS				8.250% due 06/15/32	IDR	7,539,000	594
7.875% due 10/01/20	EUR	2,120	2,405	Series FR59
Unitymedia GmbH				7.000% due 05/15/27	IDR	11,955,000	894
Series REGS				Series FR64
3.750% due 01/15/27	EUR	1,815	2,000	6.125% due 05/15/28	IDR	7,739,000	529
Unitymedia Hessen GmbH & Co. KG /				Series FR65
Unitymedia NRW GmbH				6.625% due 05/15/33	IDR	2,495,000	169
Series REGS				Series FR68
5.750% due 01/15/23	EUR	275	317	8.375% due 03/15/34	IDR	43,800,000	3,487
5.625% due 04/15/23	EUR	240	278
4.000% due 01/15/25	EUR	2,420	2,773	Series FR70
				8.375% due 03/15/24	IDR	47,281,000	3,806
			15,270	Series FR71
Ghana - 0.4%				9.000% due 03/15/29	IDR	61,923,000	5,205
Ghana Government Bond				Series FR73
Series 3YR				8.750% due 05/15/31	IDR	30,460,000	2,525
23.470% due 05/21/18	GHS	430	105	Pertamina Persero PT
Ghana Government International Bond				Series REGS
7.875% due 08/07/23 (Þ)		4,000	3,962	6.000% due 05/03/42		908	965
8.125% due 01/18/26 (Þ)		700	691	6.450% due 05/30/44		4,000	4,512
10.750% due 10/14/30 (Þ)		1,250	1,508	Perusahaan Listrik Negara PT
Series 2YR				Series REGS
22.500% due 12/10/18	GHS	470	114	5.250% due 10/24/42		2,350	2,344
21.000% due 01/07/19	GHS	3,080	734
							33,440
Series 5YR				Iraq - 0.2%
19.040% due 09/24/18	GHS	50	12
				Iraq International Bond
			7,126	Series REGS
Greece - 0.1%				5.800% due 01/15/28		4,750	4,245
Hellenic Republic Government Bond
Series PSI				Ireland - 0.4%
3.650% due 02/24/20	EUR	2,400	2,076	Ardagh Packaging Finance PLC /
Honduras - 0.2%				Ardagh Holdings USA, Inc.
Honduras Government International				6.750% due 05/15/24 (Þ)	EUR	1,790	2,142
Bond				Series REGS
Series REGS				6.750% due 05/15/24	EUR	1,365	1,634
8.750% due 12/16/20		2,342	2,667	Endo, Ltd. / Endo Finance LLC / Endo
7.500% due 03/15/24		500	554	Finco, Inc.
			3,221	6.000% due 07/15/23 (Þ)		1,325	1,161
Hungary - 0.7%				Permanent TSB PLC
Hungary Government International Bond				8.625% due 12/31/49 (ƒ)	EUR	200	220
5.750% due 11/22/23		500	569	Virgin Media Receivables Financing
5.375% due 03/25/24		650	729	Notes
7.625% due 03/29/41		4,250	6,280	Series REGS
				5.500% due 09/15/24	GBP	600	816
Series 25/B				Vnesheconombank Via VEB Finance
5.500% due 06/24/25	HUF	964,850	3,941	PLC
OTP Bank Nyrt				Series REGS
2.672% due 11/29/49 (ƒ)	EUR	400	411	6.902% due 07/09/20		1,500	1,646
			11,930				7,619
Indonesia - 1.8%				Italy - 1.4%

See accompanying notes which are an integral part of the financial statements.

300 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Assicurazioni Generali SpA				Lincoln Finance, Ltd.
7.750% due 12/12/42	EUR	800	1,069	Series REGS
5.000% due 06/08/48	EUR	600	683	6.875% due 04/15/21	EUR	1,180	1,382
Banca Farmafactoring SpA				Main Capital Funding II, LP
5.875% due 03/02/27	EUR	900	976	5.750% due 12/29/49 (ƒ)	EUR	800	889
Banca Monte dei Paschi di Siena SpA				Mercury Bondco
3.625% due 04/01/19	EUR	400	431	7.125% due 05/30/21 (Þ)	EUR	775	867
5.000% due 04/21/20	EUR	800	314				3,138
5.600% due 09/09/20	EUR	1,100	437	Kazakhstan - 0.5%
Banca Popolare di Milano Scarl				KazMunayGas National Co. JSC
7.125% due 03/01/21	EUR	750	900	6.375% due 04/09/21 (Þ)		1,000	1,098
9.000% due 06/29/49 (ƒ)	EUR	1,400	1,578	6.000% due 11/07/44 (Þ)		3,000	2,715
Banca Popolare di Vicenza				Series REGS
Series EMTn				7.000% due 05/05/20		1,645	1,806
2.750% due 03/20/20	EUR	200	178	5.750% due 04/30/43		2,000	1,980
Banca Popolare di Vicenza SpA				6.000% due 11/07/44		1,000	905
Series EMTn							8,504
3.745% due 03/21/19	EUR	200	185	Kenya - 0.2%
Banco BPM SpA				Kenya Government International Bond
6.156% due 06/29/49 (ƒ)	EUR	550	560	5.875% due 06/24/19 (Þ)		2,000	2,068
Banco Popolare SC				Series REGS
6.000% due 11/05/20	EUR	700	815	6.875% due 06/24/24		1,000	1,013
Credito Valtellinese SpA
8.250% due 04/12/27	EUR	800	871				3,081
Enel SpA				Lebanon - 0.3%
6.500% due 01/10/74	EUR	2,725	3,210	Lebanon Government International Bond
				Series GMTN
Intesa Sanpaolo SpA				6.375% due 03/09/20		1,850	1,911
5.017% due 06/26/24 (Þ)		1,300	1,239
8.047% due 06/29/49 (ƒ)	EUR	300	349	Series REGS
7.750% due 07/29/49 (ƒ)	EUR	1,000	1,166	8.250% due 04/12/21		3,000	3,325
7.000% due 12/29/49 (ƒ)	EUR	800	899				5,236
Leonardo-Finmeccanica SpA				Luxembourg - 4.7%
				Accudyne Industries Borrower /
Series EMTN				Accudyne Industries LLC
8.000% due 12/16/19	GBP	845	1,278	7.750% due 12/15/20 (Þ)		7,120	7,138
LKQ Italia Bondco SpA				Altice Financing SA
3.875% due 04/01/24 (Þ)	EUR	1,160	1,348	7.500% due 05/15/26 (Þ)		285	308
Telecom Italia SpA				Series REGS
5.303% due 05/30/24 (Þ)		5,530	5,724	5.250% due 02/15/23 (Þ)	EUR	970	1,126
UniCredit SpA				5.250% due 02/15/23	EUR	250	290
4.375% due 01/03/27	EUR	400	455
6.750% due 12/29/49 (ƒ)	EUR	400	431	Altice Finco SA
				7.625% due 02/15/25 (Þ)		1,720	1,763
UnipolSai SpA				Altice Luxembourg SA
5.750% due 12/31/49 (ƒ)	EUR	1,000	1,083	7.250% due 05/15/22 (Þ)	EUR	1,550	1,784
Veneto Banca SA				Series REGS
6.411% due 12/29/49 (ƒ)	EUR	250	60	7.250% due 05/15/22	EUR	730	840
			26,239	6.250% due 02/15/25	EUR	550	649
Ivory Coast - 0.1%				ArcelorMittal
Ivory Coast Government International				6.250% due 03/01/21		3,785	4,126
Bond				7.000% due 02/25/22		1,085	1,230
Series REGS				6.125% due 06/01/25		2,150	2,413
5.750% due 12/31/32		1,470	1,410	7.750% due 10/15/39		975	1,114

Japan - 0.0%				7.500% due 03/01/41		650	733
				ARD Finance SA
SoftBank Group Corp.				6.625% due 09/15/23 (Þ)	EUR	1,660	1,878
4.500% due 04/15/20 (Þ)		890	925
				Auris Luxembourg II SA
Jersey - 0.2%				8.000% due 01/15/23 (Þ)	EUR	710	834

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 301

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series REGS				UniCredit International Bank
8.000% due 01/15/23	EUR	1,515	1,779	Luxembourg SA
Camelot Finance SA				8.125% due 12/29/49 (ƒ)	EUR	1,650	1,978
7.875% due 10/15/24 (Þ)		1,420	1,523	Wind Acquisition Finance SA
				7.000% due 04/23/21 (Þ)	EUR	235	266
Capsugel SA				7.375% due 04/23/21 (Þ)		5,060	5,262
7.000% due 05/15/19 (Þ)		2,426	2,420
Delta 2 Lux Sarl 2nd Lien Term Loan				Series REGS
8.068% due 07/29/22 (Ê)		2,321	2,341	7.000% due 04/23/21	EUR	205	232
Delta 2 Lux Sarl Term Loan B3							84,771
4.568% due 07/30/21 (Ê)		1,750	1,752	Malaysia - 0.9%
Dufry Finance SCA				Malaysia Government International Bond
4.500% due 07/15/22 (Þ)	EUR	350	397	Series 0111
4.500% due 08/01/23 (Þ)	EUR	870	1,017	4.160% due 07/15/21	MYR	7,760	1,819
Evergreen Skills Lux Sarl 1st Lien Term				Series 0114
Loan				4.181% due 07/15/24	MYR	3,380	790
5.750% due 04/28/21 (Ê)		4,319	4,035	Series 0115
Evergreen Skills Lux Sarl 2nd Lien Term				3.955% due 09/15/25	MYR	11,060	2,523
Loan
9.250% due 04/28/22 (Ê)		4,650	3,471	Series 0310
FAGE International SA/ FAGE USA				4.498% due 04/15/30	MYR	6,215	1,441
Dairy Industry, Inc.				Series 0311
5.625% due 08/15/26 (Þ)		1,430	1,455	4.392% due 04/15/26	MYR	2,900	678
Gazprom OAO Via Gaz Capital SA				Series 0314
9.250% due 04/23/19 (Þ)		1,000	1,122	4.048% due 09/30/21	MYR	12,419	2,894
Series REGS				Series 0414
9.250% due 04/23/19		1,250	1,402	3.654% due 10/31/19	MYR	14,740	3,412
6.510% due 03/07/22		3,000	3,339	Series 0415
8.625% due 04/28/34		2,000	2,644	4.254% due 05/31/35	MYR	5,650	1,257
7.288% due 08/16/37		1,000	1,187	Series 0416
Hanesbrands Finance Luxembourg SCA				3.620% due 11/30/21	MYR	4,470	1,024
3.500% due 06/15/24 (Þ)	EUR	1,910	2,153				15,838
Intelsat Jackson Holdings SA				Mexico - 3.1%
7.500% due 04/01/21		380	348	America Movil SAB de CV
8.000% due 02/15/24 (Þ)		1,000	1,079	6.000% due 06/09/19	MXN	5,210	266
International Automotive Components				Mexican Bonos
Group SA
9.125% due 06/01/18 (Þ)		2,004	1,949	Series M 10
				8.500% due 12/13/18	MXN	35,000	1,906
Mallinckrodt International Finance SA
5.750% due 08/01/22 (Þ)		480	472	Series M 20
5.625% due 10/15/23 (Þ)		700	669	10.000% due 12/05/24	MXN	84,735	5,253
				7.500% due 06/03/27	MXN	53,096	2,875
Matterhorn Telecom SA
3.875% due 05/01/22 (Þ)	EUR	1,215	1,358	Series M 30
				10.000% due 11/20/36	MXN	61,705	4,077
Monitchem Holdco 2 SA				Series M
Series REGS				5.000% due 12/11/19	MXN	118,616	6,029
6.875% due 06/15/22	EUR	1,255	1,354	6.500% due 06/10/21	MXN	14,600	760
SIG Combibloc Holdings SCA				6.500% due 06/09/22	MXN	29,800	1,543
7.750% due 02/15/23 (Þ)	EUR	1,845	2,155	5.750% due 03/05/26	MXN	49,180	2,373
Telecom Italia Capital SA				7.750% due 05/29/31	MXN	12,344	673
6.999% due 06/04/18		1,419	1,490	7.750% due 11/13/42	MXN	71,280	3,846
6.375% due 11/15/33		810	849
7.200% due 07/18/36		780	860	Mexico Government International Bond
				5.550% due 01/21/45		1,500	1,654
7.721% due 06/04/38		810	934	5.750% due 10/12/10		9,000	9,180
Telenet Finance VI Luxembourg SCA				Petroleos Mexicanos
Series REGS				3.500% due 01/30/23		1,500	1,432
4.875% due 07/15/27	EUR	3,205	3,808	6.625% due 06/15/38		4,000	4,090
Travelport Finance (Luxembourg) Sarl
1st Lien Term Loan C				6.500% due 06/02/41		5,650	5,658
4.289% due 09/02/21 (Ê)		1,435	1,445	5.500% due 06/27/44		3,000	2,632
				5.625% due 01/23/46		1,000	890

See accompanying notes which are an integral part of the financial statements.

302 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
6.750% due 09/21/47		1,100	1,122	Marfrig Holdings Europe BV
Series 14-2				Series REGS
7.470% due 11/12/26	MXN	5,330	247	6.875% due 06/24/19		2,000	2,080
			56,506	NIBC Bank NV
Mongolia - 0.2%				7.625% due 10/29/49 (ƒ)		1,000	1,035
Mongolia Government International				Petrobras Global Finance BV
Bond				4.375% due 05/20/23		2,900	2,777
10.875% due 04/06/21 (Þ)		1,850	2,151	6.250% due 12/14/26	GBP	1,000	1,339
5.125% due 12/05/22 (Þ)		300	287	6.875% due 01/20/40		5,728	5,470
Series REGS				6.850% due 06/05/15		5,600	4,987
5.125% due 12/05/22		905	864	PortAventura Entertainment Barcelona
			3,302	BV
Morocco - 0.1%				5.296% due 12/01/19 (Ê)(Þ)	EUR	370	404
Morocco Government International Bond				7.250% due 12/01/20 (Þ)	EUR	330	370
5.500% due 12/11/42 (Þ)		1,250	1,355	Series REGS
				7.250% due 12/01/20	EUR	1,060	1,188

Mozambique - 0.0%				Republic of Angola Via Northern Lights
				III BV
Mozambique International Bond				Series REGS
10.500% due 01/18/23 (Þ)		1,033	739	7.000% due 08/17/19		469	484

Netherlands - 2.5%				Srlev NV
				9.000% due 04/15/41	EUR	1,000	1,270
ABN AMRO Bank NV
5.750% due 12/29/49 (ƒ)	EUR	600	693	Stichting AK Rabobank Certificaten
				6.500% due 12/29/49 (ƒ)	EUR	950	1,192
Achmea BV
6.000% due 11/29/49 (ƒ)	EUR	1,000	1,131	Telefonica Europe BV
				6.500% due 12/31/49 (ƒ)	EUR	1,500	1,753
Aegon NV
5.185% due 10/29/49 (ƒ)	NLG	1,000	398	Ziggo Bond Finance BV
				4.625% due 01/15/25 (Þ)	EUR	1,580	1,811
Alcoa Nederland Holding BV
6.750% due 09/30/24 (Þ)		2,015	2,204	Series REGS
				4.625% due 01/15/25	EUR	1,220	1,398
Alpha 3 BV
6.250% due 02/01/25 (Þ)		515	523				45,645
AP NMT Acquisition BV 1st Lien Term				Nigeria - 0.1%
Loan				Nigeria Government International Bond
6.898% due 08/13/21 (Ê)		975	857	Series REGS
Atradius Finance BV				6.750% due 01/28/21		1,000	1,061
5.250% due 09/23/44	EUR	500	555
Darling Global Finance BV				Norway - 0.0%
4.750% due 05/30/22 (Þ)	EUR	2,310	2,654	Storebrand Livsforsikring Group
Delta Lloyd NV				6.875% due 04/04/43	EUR	400	519
4.375% due 06/29/49 (ƒ)	EUR	1,000	1,110
Goodyear Dunlop Tires Europe BV				Pakistan - 0.5%
3.750% due 12/15/23 (Þ)	EUR	820	943	Pakistan Government International Bond
Series REGS				8.250% due 04/15/24 (Þ)		2,050	2,281
3.750% due 12/15/23	EUR	700	805	Series REGS
ING Groep NV				7.875% due 03/31/36		6,000	6,086
6.500% due 12/29/49 (ƒ)		600	616				8,367
InterXion Holding NV				Panama - 0.5%
Series REGS				Panama Government International Bond
6.000% due 07/15/20	EUR	2,490	2,824	9.375% due 04/01/29		4,500	6,682
LGE HoldCo VI BV				6.700% due 01/26/36		1,500	1,939
Series REGS							8,621
7.125% due 05/15/24	EUR	100	124	Paraguay - 0.2%
Lincoln Finance, Ltd.				Paraguay Government International
6.875% due 04/15/21 (Þ)	EUR	620	726	Bond
Majapahit Holding BV				6.100% due 08/11/44 (Þ)		3,551	3,826
Series REGS
7.875% due 06/29/37		1,500	1,924	Peru - 0.8%
				Fondo Mivivienda SA

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 303

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
7.000% due 02/14/24 (Þ)	PEN	4,550	1,427	Series 6214
Peruvian Government International Bond				6.400% due 05/27/20	RUB	267,830	4,521
6.350% due 08/12/28 (Þ)	PEN	5,526	1,763	Series 6215
8.750% due 11/21/33		3,000	4,590	7.000% due 08/16/23	RUB	107,542	1,829
Series REGS				Series 6216
6.950% due 08/12/31	PEN	5,830	1,941	6.700% due 05/15/19	RUB	77,440	1,328
6.900% due 08/12/37	PEN	12,030	4,004	Series 6218
			13,725	8.500% due 09/17/31	RUB	98,630	1,845
Philippines - 0.2%				Series 6219
Philippine Government International				7.750% due 09/16/26	RUB	198,770	3,528
Bond				Russian Federation International Bond
4.950% due 01/15/21	PHP	42,000	862	Series REGS
9.500% due 02/02/30		1,200	1,906	7.500% due 03/31/30		758	913
6.250% due 01/14/36	PHP	20,000	444
							19,689
			3,212	Serbia - 0.3%
Poland - 1.2%				Serbia Government International Bond
Poland Government International Bond				Series REGS
Series 0420				5.875% due 12/03/18		1,400	1,473
1.500% due 04/25/20	PLN	5,000	1,259	7.250% due 09/28/21		3,000	3,454
3.000% due 03/17/23		2,000	2,003
							4,927
Series 0718				Singapore - 0.0%
2.500% due 07/25/18	PLN	1,860	484
4.000% due 01/22/24		650	686	UniCredit SpA
				5.500% due 07/30/23	SGD	635	441
Series 0725

3.250% due 07/25/25	PLN	24,350	6,283	Slovenia - 0.1%
Series 0922				Slovenia Government International Bond
5.750% due 09/23/22	PLN	8,005	2,352	5.250% due 02/18/24 (Þ)		1,500	1,705
Series 1018				Series REGS
1.843% due 10/25/18	PLN	15,450	3,876	5.850% due 05/10/23		500	581
Series 1020
5.250% due 10/25/20	PLN	18,830	5,301				2,286
				South Africa - 1.5%
			22,244
Portugal - 0.1%				Eskom Holdings SOC, Ltd.
				Series REGS
Caixa Geral de Depositos SA				5.750% due 01/26/21		3,800	3,814
10.750% due 12/31/99 (ƒ)	EUR	600	657	Republic of South Africa Government
GNB - Companhia de Seguros de Vida				Bond
SA
1.871% due 12/19/22 (Å)(Ê)	EUR	200	131	Series 2023
				7.750% due 02/28/23	ZAR	51,660	3,802
3.171% due 12/29/49 (Å)(ƒ)	EUR	130	57
				Series 2032
Novo Banco SA				8.250% due 03/31/32	ZAR	129,550	8,888
0.566% due 02/27/51	EUR	1,500	151
				Series 2048
			996	8.750% due 02/28/48	ZAR	28,290	1,926
Romania - 0.3%				Series R186
Romania Government International Bond				10.500% due 12/21/26	ZAR	100,780	8,417
Series 10YR				Republic of South Africa Government
5.950% due 06/11/21	RON	7,680	2,079	International Bond
Series 5Y				Series R186
3.250% due 03/22/21	RON	7,580	1,865	10.500% due 12/21/26	ZAR	9,130	763
Series REGS				South Africa Government International
6.750% due 02/07/22		1,000	1,160	Bond
				Series 2037
			5,104	8.500% due 01/31/37	ZAR	3,500	238
Russia - 1.1%
							27,848
Russia Government International Bond				Spain - 0.6%
Series 6211
7.000% due 01/25/23	RUB	127,368	2,179	Banco Popular Espanol SA
				3.271% due 12/22/19 (Ê)	EUR	1,200	1,175
Series 6212				8.000% due 07/29/21 (Å)	EUR	1,050	1,112
7.050% due 01/19/28	RUB	209,840	3,546

See accompanying notes which are an integral part of the financial statements.

304 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
8.250% due 10/19/21	EUR	925	980	3.850% due 12/12/25	THB	134,670	4,253
11.500% due 10/29/49 (ƒ)	EUR	900	904	3.580% due 12/17/27	THB	30,830	949
Banco Santander SA				4.875% due 06/22/29	THB	19,450	669
6.250% due 03/12/49 (ƒ)	EUR	800	881				13,987
CaixaSabadell Preferentes SAU				Turkey - 2.0%
Series B				Export Credit Bank of Turkey
1.618% due 07/29/49 (Å)(ƒ)	EUR	800	754	5.875% due 04/24/19 (Þ)		7,500	7,834
Caja de Seguros Reunidos, Compania de				Turkey Government International Bond
Seguros y Reaseguros, SA				10.400% due 03/27/19	TRY	4,080	1,138
8.000% due 02/17/26 (Þ)	EUR	400	452	7.500% due 11/07/19		1,000	1,101
Grifols SA				7.000% due 06/05/20		2,000	2,201
3.200% due 05/01/25 (Þ)	EUR	1,750	1,894	10.700% due 02/17/21	TRY	24,390	6,874
Grupo Antolin-Irausa SA				9.500% due 01/12/22	TRY	4,680	1,269
3.250% due 04/30/24 (Þ)	EUR	500	547	7.100% due 03/08/23	TRY	9,000	2,171
Ibercaja Banco SA				7.375% due 02/05/25		1,200	1,392
5.000% due 07/28/25	EUR	700	768	8.000% due 03/12/25	TRY	24,110	6,004
Pastor Participaciones Preferentes SA				6.000% due 03/25/27		700	749
1.841% due 07/29/49 (ƒ)	EUR	200	163	6.750% due 05/30/40		1,000	1,126
Popular Capital SA				6.625% due 02/17/45		4,000	4,483
6.000% due 10/29/49 (ƒ)	EUR	700	648
							36,342
Santander Finance Capital SA				Ukraine - 0.2%
Series VII
2.000% due 03/29/49 (Å)(ƒ)		375	211	Ukraine Government International Bond
				Series GDP
Santander Perpetual SA				4.660% due 05/31/40		3,000	1,047
1.271% due 12/29/49 (ƒ)	EUR	700	633	4.660% due 05/31/40 (Þ)		6,195	2,163
Santander Perpetual SAU
Series REGS )							3,210
6.671% due 10/29/49 (Å)(ƒ)		170	171	United Kingdom - 3.7%
				AA Bond Co., Ltd.
			11,293	5.500% due 07/31/22 (Þ)	GBP	1,795	2,406
Sri Lanka - 0.4%
Sri Lanka Government International				Aberdeen Asset Management PLC
Bond				7.000% due 03/29/49 (ƒ)		600	622
Series REGS				Anglo American Capital PLC
5.875% due 07/25/22		7,600	7,866	1.500% due 04/01/20	EUR	100	111
				3.625% due 05/14/20 (Þ)		1,950	1,974
Sweden - 0.3%				3.500% due 03/28/22	EUR	825	984
Nordea Bank AB				3.250% due 04/03/23	EUR	450	532
1.437% due 02/21/19 (Ê)		1,500	1,499	4.875% due 05/14/25 (Þ)		500	521
1.435% due 04/10/19 (Ê)		700	700	Arqiva Broadcast Finance PLC
Svenska Handelsbanken AB				9.500% due 03/31/20 (Þ)	GBP	1,270	1,770
1.439% due 02/12/19 (Ê)		3,110	3,109	Series REGS
Swedbank AB				9.500% due 03/31/20	GBP	925	1,289
6.000% due 12/29/49 (ƒ)		800	834	Barclays Bank PLC
				5.330% due 03/29/49 (ƒ)	GBP	100	119

Switzerland - 0.1%			6,142	6.000% due 06/29/49 (ƒ)	GBP	400	508
				6.278% due 12/29/49 (ƒ)		1,185	1,293
Credit Suisse Group AG
				Barclays PLC
Series REGS				8.000% due 12/15/49 (ƒ)	EUR	600	721
6.250% due 12/29/49 (ƒ)		800	834
Matterhorn Telecom SA				Boparan Finance PLC
3.625% due 05/01/22 (Þ)	CHF	240	247	Series REGS
				4.375% due 07/15/21	EUR	320	350
			1,081	5.500% due 07/15/21	GBP	815	1,056
Thailand - 0.8%				Coventry Building Society
PTT Exploration & Production PCL				6.375% due 12/29/49 (ƒ)	GBP	500	648
4.875% due 12/29/49 (ƒ)(Þ)		1,000	1,023	CPUK Finance, Ltd.
Thailand Government Bond				7.000% due 08/28/20 (Þ)	GBP	1,710	2,326
3.875% due 06/13/19	THB	32,400	981
3.650% due 12/17/21	THB	197,470	6,112	CYBG PLC
				5.000% due 02/09/26	GBP	400	515

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 305

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Ensco PLC				Series REGS
4.500% due 10/01/24		325	268	7.750% due 12/29/49 (ƒ)		1,200	1,280
5.750% due 10/01/44		700	510	Synlab Bondco PLC
Ephios Holdco II PLC				6.250% due 07/01/22 (Þ)	EUR	1,050	1,238
8.250% due 07/01/23 (Þ)	EUR	900	1,093	Synlab Unsecured Bondco PLC
HBOS Capital Funding, LP				8.250% due 07/01/23 (Þ)	EUR	460	559
6.850% due 03/29/49 (ƒ)		1,100	1,118	TA MFG., Ltd.
Hyperion Insurance Group, Ltd. Term				3.625% due 04/15/23 (Þ)	EUR	1,665	1,858
Loan B				Tesco Corporate Treasury Services PLC
5.500% due 04/29/22 (Ê)		1,232	1,235	2.500% due 07/01/24	EUR	855	955
Ineos Finance PLC				Tesco PLC
4.000% due 05/01/23 (Þ)	EUR	2,130	2,410	5.000% due 03/24/23	GBP	1,015	1,453
Inmarsat Finance PLC				6.150% due 11/15/37 (Þ)		975	993
6.500% due 10/01/24 (Þ)		2,060	2,178	TSB Banking Group PLC
Inovyn Finance PLC				5.750% due 05/06/26	GBP	500	693
6.250% due 05/15/21 (Þ)	EUR	895	1,024	Tullow Oil PLC
Intermediate Capital Group PLC				6.000% due 11/01/20 (Þ)		1,810	1,760
5.000% due 03/24/23	GBP	685	915	Ukreximbank Via Biz Finance PLC
International Personal Finance PLC				Series REGS
5.750% due 04/07/21	EUR	600	546	9.750% due 01/22/25		300	299
Iron Mountain Europe PLC				Virgin Media Finance PLC
6.125% due 09/15/22 (Þ)	GBP	1,015	1,389	4.875% due 02/15/22		1,000	897
Series REGS				Virgin Media Secured Finance PLC
6.125% due 09/15/22	GBP	1,400	1,915
				Series REGS
LaSer Confinoga SA				5.500% due 01/15/25	GBP	2,183	2,982
2.350% due 01/29/49 (ƒ)	EUR	427	376
				Vue International Bidco PLC
Liverpool Victoria Friendly Society, Ltd.				7.875% due 07/15/20 (Þ)	GBP	160	214
6.500% due 05/22/43	GBP	500	678
				Series REGS
Lloyds Bank PLC				7.875% due 07/15/20	GBP	2,050	2,743
4.385% due 05/29/49 (ƒ)	EUR	600	706
				Worldpay Finance PLC
Series EMTn				3.750% due 11/15/22 (Þ)	EUR	2,100	2,472
13.000% due 01/29/49 (ƒ)	GBP	400	953
Lloyds Banking Group PLC							67,965

6.413% due 01/29/49 (ƒ)(Þ)		400	433	United States - 38.5%
7.625% due 12/29/49 (ƒ)	GBP	600	864	1MDB Global Investments, Ltd.
Series REGS				Series REGS
6.657% due 01/29/49 (ƒ)		250	274	4.400% due 03/09/23		4,500	4,219
				ABG Intermediate Holdings 2 LLC 1st
Merlin Entertainments PLC				Lien Term Loan B1
2.750% due 03/15/22 (Þ)	EUR	680	776	5.147% due 05/27/21 (Ê)		1,245	1,249
Series REGS				ABG Intermediate Holdings 2 LLC 2nd
2.750% due 03/15/22	EUR	1,780	2,030	Lien Term Loan
Old Mutual PLC				9.647% due 05/27/22 (Ê)		493	497
7.875% due 11/03/25	GBP	600	906	Acadia Healthcare Co., Inc.
Pension Insurance Corp. PLC				5.625% due 02/15/23		335	347
6.500% due 07/03/24	GBP	300	405	6.500% due 03/01/24		1,430	1,516
Petrobras Global Finance BV				Active Network, Inc. 1st Lien Term Loan
5.375% due 10/01/29	GBP	1,000	1,215	6.000% due 11/15/20		924	925
6.625% due 01/16/34	GBP	500	632	ADT Corp. (The)
Royal Bank of Scotland Group PLC				3.500% due 07/15/22		810	784
7.648% due 09/30/49 (ƒ)		1,450	1,718	4.125% due 06/15/23		745	726
5.500% due 11/29/49 (ƒ)	EUR	800	869	Advanced Disposal Services, Inc. Term
				Loan B3
Series EMTN				3.696% due 11/10/23 (Ê)		738	744
6.666% due 04/29/49 (ƒ)	CAD	600	463
				AES Corp.
Series REGS				6.000% due 05/15/26		1,850	1,949
6.990% due 10/29/49 (ƒ)		1,000	1,130
				Air Methods Corp. Term Loan B
Standard Chartered PLC				4.572% due 04/05/24		483	483
7.014% due 12/30/49 (ƒ)(Þ)		715	795

See accompanying notes which are an integral part of the financial statements.

306 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Albertsons Cos. LLC / Safeway, Inc. /			5.400% due 04/15/21	1,875	2,011
New Albertson's Inc / Albertson's			5.900% due 02/01/27	650	699
LLC			5.950% due 02/01/37	650	662
6.625% due 06/15/24 (Þ)	340	348	AssuredPartners, Inc. Term Loan B
5.750% due 03/15/25 (Þ)	1,635	1,590	5.250% due 10/21/22 (Ê)	335	337
Allegheny Technologies, Inc.			Asurion LLC 1st Lien Term Loan B4
5.950% due 01/15/21	875	866	4.250% due 08/04/22 (Ê)	478	481
7.875% due 08/15/23	480	495
Alliant Holdings Holdings I, Inc. Term			Asurion LLC Term Loan B5
Loan B			4.750% due 11/01/23 (Ê)	735	741
4.416% due 08/14/22 (Ê)	372	373	AT&T, Inc.
Alliant Holdings Intermediate LLC			5.600% due 05/15/18	440	457
8.250% due 08/01/23 (Þ)	5,720	6,107	1.962% due 11/27/18 (Ê)	500	504
Ally Financial, Inc.			1.808% due 01/15/20 (Ê)	1,200	1,208
8.000% due 11/01/31	910	1,083	Atotech BV Term Loan B1
			4.146% due 01/24/24	625	628
Altice US Finance I Corp. Term Loan B			Avantor Performance Materials LLC 1st
3.908% due 07/14/25	120	120
Alvogen Pharmaceutical US, Inc. Term			Lien Term Loan
			5.000% due 03/07/24	480	484
Loan			Avantor Performance Materials LLC 2nd
6.000% due 04/02/22 (Ê)	510	507	Lien Term Loan
American Airlines, Inc. Term Loan B			9.250% due 03/07/25	110	111
2.993% due 06/26/20	1,975	1,975	9.422% due 03/07/25	2,507	2,517
3.493% due 04/28/23 (Ê)	495	495	Avantor Performance Materials LLC
American Express Credit Account			Term Loan
Master Trust			5.000% due 03/08/24	20	20
Series 2008-2 Class A			Avaya, Inc. Term Loan B7
1.457% due 09/15/20 (Ê)	2,205	2,226	6.417% due 05/29/20 (Ê)	2,457	2,049
Series 2014-3 Class A			Avis Budget Car Rental LLC / Avis
1.490% due 04/15/20	1,000	1,001	Budget Finance, Inc.
American Honda Finance Corp.			6.375% due 04/01/24 (Þ)	475	474
Series MTN			Avolon Holdings, Ltd. Term Loan B
1.377% due 02/14/20 (Ê)	2,200	2,206	3.743% due 01/13/22	500	507
American Tire Distributors, Inc.			Avon Products, Inc.
10.250% due 03/01/22 (Þ)	7,660	7,861	6.500% due 03/01/19	910	947
Amerigas Partners LP / Amerigas			Axalta Coating Systems LLC
Finance Corp.			4.250% due 08/15/24 (Þ)	1,790	2,083
5.500% due 05/20/25	235	237	Bass Pro Group LLC 1st Lien Term
AmeriGas Partners, LP / AmeriGas			Loan B
Finance Corp.			6.147% due 12/16/23 (Ê)	900	876
5.625% due 05/20/24	1,535	1,562	BayernLB Capital Trust I
Amsurg Corp.			Series REGS
5.625% due 07/15/22	435	449	6.203% due 05/29/49 (ƒ)	800	791
Anheuser-Busch InBev Finance, Inc.			BBB Industries LLC 1st Lien Term Loan
1.570% due 02/01/19 (Ê)	1,385	1,390	6.000% due 11/03/21 (Ê)	1,000	1,001
Antero Midstream Partners LP / Antero
Midstream Finance Corp.			BCD Acquisition, Inc.
5.375% due 09/15/24 (Þ)	185	189	9.625% due 09/15/23 (Þ)	1,430	1,541
Antero Resources Corp.			Belden, Inc.
5.125% due 12/01/22	880	893	5.500% due 04/15/23 (Þ)	105	121
AP Gaming I LLC 1st Lien Term Loan B			Series REGS
9.250% due 12/20/20 (Ê)	490	493	5.500% due 04/15/23	1,475	1,693
			Berry Plastics Corp. 1st Lien Term
Apex Tool Group LLC			Loan I
7.000% due 02/01/21 (Þ)	1,335	1,242	3.493% due 10/01/22 (Ê)	474	477
Apple, Inc.			BioScrip, Inc. Delayed Draw Term Loan
1.422% due 05/03/18 (Ê)	1,437	1,440	9.250% due 07/31/20 (Å)(Ê)	1,411	1,386
1.334% due 05/06/19 (Ê)	1,500	1,507	9.250% due 07/31/20 (Ê)(Þ)	44	43
Arbor Pharmaceuticals, Inc. Term Loan
B			BioScrip, Inc. Term Loan
6.147% due 06/28/23	1,234	1,257	8.998% due 07/31/18 (Å)	1,293	1,259
Arconic, Inc.			BioScrip, Inc. Term Loan B

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 307

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
9.250% due 07/31/20 (Å)(Ê)	2,352	2,311	5.375% due 06/01/24	1,045	1,082
9.250% due 07/31/20 (Ê)(Þ)	73	72	Centene Corp.
BJ's Wholesale Club, Inc. 2nd Lien Term			4.750% due 01/15/25	138	140
Loan			Century Aluminum Co.
8.525% due 01/27/25 (Ê)	500	501	7.500% due 06/01/21 (Å)	10,395	10,512
BMW US Capital LLC			CenturyLink, Inc.
1.500% due 04/11/19 (Þ)	2,655	2,642	5.625% due 04/01/25	730	713
BMW Vehicle Owner Trust			Series G
Series 2014-A Class A3			6.875% due 01/15/28	650	648
0.970% due 11/26/18	354	354	Series T
Boyd Gaming Corp.			5.800% due 03/15/22	550	575
6.375% due 04/01/26	970	1,045	Series W
Brazil Loan Trust 1			6.750% due 12/01/23	3,950	4,231
5.477% due 07/24/23 (Þ)	1,802	1,838
Brickman Group, Ltd. LLC (The) 1st			Series Y
Lien Term Loan B			7.500% due 04/01/24	530	576
4.022% due 12/18/20 (Ê)	499	500	CF Industries, Inc.
			3.450% due 06/01/23	1,785	1,665
Brinker International, Inc.			CH Hold Corp. 1st Lien Delayed Draw
3.875% due 05/15/23	900	850	Term Loan B
BWAY Holding Co.			3.000% due 02/01/24 (Ê)	68	69
5.500% due 04/15/24 (Þ)	317	321	CH Hold Corp. 1st Lien Term Loan B
BWAY Holding Co. Term Loan B			4.000% due 02/01/24 (Ê)	682	686
4.233% due 03/22/24	750	745	CH Hold Corp. 2nd Lien Term Loan B
Cable One, Inc. Term Loan B			8.285% due 02/01/25 (Ê)	250	254
3.430% due 04/05/24	500	503	Change Healthcare Holdings LLC 1st
Caesars Entertainment Corp. 1st Lien			Lien Term Loan B
Term Loan B			3.750% due 03/01/24 (Ê)	2,000	2,005
7.000% due 10/11/20 (Ê)	3,175	3,181	Change Healthcare Holdings, Inc. /
Capital Automotive LP 1st Lien Term			Change Financing Co.
Loan			5.750% due 03/01/25 (Þ)	1,705	1,750
4.029% due 03/17/24	250	252	Charcoal Holdings LLC 1st Lien Term
Capital Automotive LP 2nd Lien Term			Loan
Loan			5.750% due 07/03/23	995	1,001
7.000% due 03/24/25 (Ê)	250	255	Charming Charlie LLC Term Loan B
Capital One Multi-Asset Execution Trust			9.157% due 12/24/19 (Ê)	793	397
Series 2014-A3 Class A3			Charter Communications Operating LLC
1.374% due 01/18/22 (Ê)	1,000	1,005	1st Lien Term Loan H
Casablanca US Holdings, Inc. 1st Lien			3.000% due 01/15/22 (Ê)	495	497
Term Loan			Chase Issuance Trust
5.897% due 02/21/24 (Ê)	1,250	1,244
Cast & Crew Payroll LLC 2nd Lien Term			Series 2013-A7 Class A
Loan			0.617% due 09/15/20 (Ê)	1,595	1,602
8.900% due 08/03/23 (Ê)	185	183	Series 2014-A6 Class A6
			1.260% due 07/15/19	400	400
Catalent Pharma Solutions, Inc.			Checkout Holding Corp. 1st Lien Term
4.750% due 12/15/24 (Þ)	1,920	2,223	Loan B
CBS Radio, Inc.			4.500% due 04/09/21 (Ê)	1,910	1,748
7.250% due 11/01/24 (Þ)	475	517	Checkout Holding Corp. 2nd Lien Term
CBS Radio, Inc. Term Loan B			Loan
4.500% due 10/17/23 (Ê)	527	530	7.750% due 04/09/22 (Ê)	750	566
CCC Information Services, Inc. 1st Lien			Chemours Co. (The) Term Loan B
Term Loan			3.490% due 05/12/22	342	345
4.040% due 03/29/24	250	249
CCO Holdings LLC / CCO Holdings			Cheniere Corpus Christi Holdings, LLC
Capital Corp.			5.875% due 03/31/25 (Þ)	1,295	1,379
5.875% due 04/01/24 (Þ)	1,305	1,396	Chesapeake Energy Corp.
Cedar Fair LP/Canada's Wonderland			4.875% due 04/15/22	170	156
Co./Magnum Management			Chevron Corp.
Corp./Mellennium Operations LLC			1.537% due 05/16/18 (Ê)	1,500	1,508
5.375% due 04/15/27 (Þ)	104	107	2.100% due 05/16/21	900	898
Cedar Fair, LP / Canada's Wonderland			China Evergrande Group
Co. / Magnum Management Corp.

See accompanying notes which are an integral part of the financial statements.

308 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
12.000% due 02/17/20	500	556	4.500% due 02/13/24 (Ê)	499	505
CHS/Community Health Systems, Inc.			Crosby US Acquisition Corp. 1st Lien
5.125% due 08/01/21	495	491	Term Loan
6.875% due 02/01/22	1,355	1,121	4.054% due 11/22/20 (Ê)	499	462
CHS/Community Health Systems, Inc.			Crown Americas LLC / Crown Americas
1st Lien Term Loan G			Capital Corp. V
3.804% due 12/31/19 (Ê)	1,714	1,707	4.250% due 09/30/26 (Þ)	475	465
Cisco Systems, Inc.			CSC Holdings LLC
1.400% due 09/20/19	1,750	1,739	5.500% due 04/15/27 (Þ)	1,000	1,034
Cision, Inc. Term Loan B			CSC Holdings LLC 1st Lien Term Loan
7.147% due 05/12/23	1,489	1,497	3.244% due 07/09/25	492	492
CITGO Petroleum Corp.			Cvent, Inc. 1st Lien Term Loan B
6.250% due 08/15/22 (Þ)	1,195	1,216	5.000% due 11/29/23 (Ê)	500	503
Citibank Credit Card Issuance Trust			DaVita, Inc.
Series 2007-A8 Class A8			5.125% due 07/15/24	905	930
5.650% due 09/20/19	250	254	DBP Holding Corp.
Series 2014-A6 Class A6			7.750% due 10/15/20 (Þ)	2,160	1,426
2.150% due 07/15/21	1,040	1,050	DCP Midstream LLC
Cleaver-Brooks, Inc.			5.350% due 03/15/20 (Þ)	905	945
8.750% due 12/15/19 (Þ)	4,730	4,884	DCP Midstream Operating, LP
			3.875% due 03/15/23	1,040	1,014
Cloud Crane LLC			5.600% due 04/01/44	325	310
10.125% due 08/01/24 (Þ)	800	854
Commercial Barge Line Co. 1st Lien			Dell International LLC 1st Lien Term
Term Loan B			Loan B
9.750% due 11/12/20 (Ê)	846	768	3.500% due 09/07/23 (Ê)	998	1,001
CommScope, Inc.			Dell, Inc.
5.500% due 06/15/24 (Þ)	720	756	5.875% due 06/15/19	700	745
Community Health Systems, Inc. Term			7.100% due 04/15/28	1,365	1,481
Loan			Denbury Resources, Inc.
4.054% due 01/27/21 (Ê)	1,232	1,224	9.000% due 05/15/21 (Þ)	60	63
Conduent Finance, Inc. / Xerox Business			5.500% due 05/01/22	965	719
Services LLC			4.625% due 07/15/23	680	466
10.500% due 12/15/24 (Þ)	3,710	4,304	Deutsche Bank Capital Finance Trust I
Constellation Brands, Inc. Term Loan B			1.750% due 06/27/35 (Ê)(ƒ)	327	303
4.887% due 11/14/23	125	126
Constellis Holdings LLC / Constellis			Deutsche Postbank Funding Trust IV
			5.983% due 06/29/49 (ƒ)	1,000	1,079
Finance Corp.			Diamond 1 Finance Corp. / Diamond 2
9.750% due 05/15/20 (Þ)	500	538
Constellis Holdings LLC 2nd Lien Term			Finance Corp
			5.875% due 06/15/21 (Þ)	177	188
Loan			7.125% due 06/15/24 (Þ)	126	139
10.156% due 04/21/25 (Ê)	250	246
Constellis Holdings LLC Term Loan B			Diamond Offshore Drilling, Inc.
6.155% due 04/13/24	1,000	988	5.875% due 05/01/19	1,072	1,114
			4.875% due 11/01/43	815	589
Continental Resources, Inc.
5.000% due 09/15/22	490	494	DigitalGlobe, Inc. 1st Lien Term Loan B
3.800% due 06/01/24	910	855	3.743% due 12/22/23 (Ê)	1,995	2,002
ConvergeOne Holdings Corp. 1st Lien			DISH DBS Corp.
Term Loan			5.875% due 11/15/24	850	891
6.522% due 06/17/20 (Ê)	243	243	Dresdner Funding Trust I
Cortes NP Acquisition Corp. Term Loan			8.151% due 06/30/31 (Þ)	625	742
B			Series REGS
5.039% due 11/30/23	1,210	1,217	8.151% due 06/30/31	400	475
Covanta Holding Corp.			Dynegy, Inc.
6.375% due 10/01/22	2,130	2,191	6.750% due 11/01/19	1,595	1,619
CPI Acquisition, Inc. Term Loan B			7.625% due 11/01/24	2,910	2,663
5.834% due 08/17/22 (Ê)	680	634	EagleView Technology Corp. 1st Lien
CPM Holdings, Inc. 2nd Lien Term Loan			Term Loan
0.250% due 02/12/22 (Å)	3,070	3,062	5.410% due 07/15/22 (Ê)	124	124
Creative Artists Agency LLC 1st Lien			EagleView Technology Corp. 2nd Lien
Term Loan B			Term Loan

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 309

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
9.410% due 09/28/23 (Ê)	375	372	First Data Corp.
Eastman Kodak Co. Term Loan			7.000% due 12/01/23 (Þ)	2,925	3,136
7.422% due 09/03/19 (Ê)	984	985	5.750% due 01/15/24 (Þ)	530	550
Education Management LLC Term Loan			First Data Corp. Term Loan
B			3.988% due 07/10/22 (Ê)	1,000	1,005
8.655% due 07/02/20	303	6	FirstEnergy Solutions Corp.
Eldorado Resorts LLC Term Loan B			6.050% due 08/15/21	1,300	575
3.197% due 03/13/24	500	499	Ford Credit Auto Owner Trust
Embarq Corp.			Series 2015-A Class A3
7.995% due 06/01/36	1,530	1,559	1.280% due 09/15/19	1,262	1,262
EMC Corp.			Series 2015-B Class A3
1.875% due 06/01/18	650	647	1.160% due 11/15/19	736	736
2.650% due 06/01/20	1,450	1,419	Foresight Energy LLC / Foresight Energy
3.375% due 06/01/23	1,105	1,065	Finance Corp.
Emerald 3, Ltd. 2nd Lien Term Loan			11.500% due 04/01/23 (Þ)	9,920	9,399
8.147% due 05/09/22	800	723	Fortress Transportation and
Emerald US, Inc. Term Loan B1			Infrastructure Investors LLC
5.147% due 05/09/21	1,000	940	6.750% due 03/15/22 (Þ)	3,570	3,534
Endo Finance LLC / Endo Finco, Inc.			Forum Energy Technologies, Inc.
5.375% due 01/15/23 (Þ)	65	56	6.250% due 10/01/21	1,870	1,856
EnergySolutions LLC 1st Lien Term			FPC Holdings, Inc. 1st Lien Term Loan
Loan B			5.250% due 11/27/19 (Ê)	2,069	1,973
6.750% due 05/29/20 (Ê)	1,693	1,710	FPC Holdings, Inc. 2nd Lien Term Loan
EnLink Midstream Partners, LP			9.250% due 05/27/20 (Å)(Ê)	1,080	944
4.150% due 06/01/25	975	979	Freeport-McMoRan, Inc.
5.050% due 04/01/45	690	653	3.550% due 03/01/22	1,300	1,222
Envision Healthcare Corp.			3.875% due 03/15/23	1,300	1,206
5.125% due 07/01/22 (Þ)	1,350	1,370	4.550% due 11/14/24	1,050	986
6.250% due 12/01/24 (Þ)	398	419	5.450% due 03/15/43	1,160	989
Envision Healthcare Corp. Term Loan B			Frontier Communications Corp.
4.150% due 11/17/23 (Ê)	998	1,007	7.125% due 01/15/23	100	87
Enviva Partners, LP / Enviva Partners			7.625% due 04/15/24	1,595	1,368
Finance Corp.			6.875% due 01/15/25	265	222
8.500% due 11/01/21 (Þ)	1,600	1,696	9.000% due 08/15/31	975	834
Epic Health Services, Inc. 1st Term Loan			FullBeauty Brands Holding Corp. 2nd
1.055% due 03/28/24	200	200	Lien Term Loan
Epic Health Services, Inc. 2nd Lien			10.000% due 09/22/23	500	302
Term Loan			FullBeauty Brands Holdings Corp. 1st
9.065% due 02/21/24	5,010	5,010	Lien Term Loan
ESH Hospitality, Inc.			5.750% due 10/14/22 (Ê)	743	574
5.250% due 05/01/25 (Þ)	1,200	1,215	Gartner, Inc.
ESH Hospitality, Inc. Term Loan B			5.125% due 04/01/25 (Þ)	216	224
3.493% due 08/30/23 (Ê)	495	497	Gartner, Inc. Term Loan B
Eskom Holdings SOC, Ltd.			2.992% due 03/14/24	500	503
Series REGS			Gates Global LLC / Gates Global Co.
6.750% due 08/06/23	1,000	1,028	6.000% due 07/15/22 (Þ)	1,070	1,075
7.125% due 02/11/25	5,100	5,245	General Mills, Inc.
Explorer Holdings, Inc. Term Loan B			6.590% due 10/15/18	2,000	2,131
6.035% due 05/03/23 (Ê)	496	501	Genesys Telecommunications
Fairmount Santrol, Inc. 1st Lien Term			Laboratories, Inc./Greeneden Lux 3
Loan B2			Sarl
4.647% due 09/05/19 (Ê)	3,382	3,323	10.000% due 11/30/24 (Þ)	549	608
FBM Finance, Inc.			GENEX Services, Inc. 1st Lien Term
8.250% due 08/15/21 (Þ)	5,000	5,394	Loan
Fieldwood Energy LLC 1st Lien Term			5.250% due 05/30/21 (Ê)	479	481
Loan			Genow, a QoL Healthcare Co. LLC 2nd
8.375% due 09/30/20 (Ê)	1,240	1,120	Lien Term Loan
Fieldwood Energy LLC 2nd Lien Term			9.147% due 10/28/24 (Ê)	1,270	1,276
Loan			Genworth Holdings, Inc.
8.375% due 09/30/20 (Ê)	555	432	7.200% due 02/15/21	910	862

See accompanying notes which are an integral part of the financial statements.

310 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.625% due 09/24/21	1,040	991	7.875% due 10/01/21 (Þ)	1,040	1,090
GEO Group, Inc. (The)			Hughes Satellite Systems Corp.
5.125% due 04/01/23	930	935	5.250% due 08/01/26 (Þ)	435	443
6.000% due 04/15/26	495	509	6.625% due 08/01/26 (Þ)	350	360
Getty Images, Inc. 1st Lien Term Loan B			HVB Funding Trust III
4.750% due 10/18/19 (Ê)	750	662	9.000% due 10/22/31 (Þ)	630	771
Go Daddy Operating Co. LLC 1st Lien			Hypo Real Estate International Trust I
Term Loan			5.864% due 06/29/49 (ƒ)	600	650
3.493% due 02/06/24 (Ê)	500	502	Hyundai Auto Receivables Trust
Goldman Sachs Capital I			Series 2015-A Class A3
6.345% due 02/15/34	1,355	1,621	1.050% due 04/15/19	713	713
Gray Television, Inc.			IASIS Healthcare LLC / IASIS Capital
5.125% due 10/15/24 (Þ)	475	476	Corp.
Grifols Worldwide Operations USA Inc.			8.375% due 05/15/19	3,170	3,091
1st Lien Term Loan B			Icahn Enterprises LP / Icahn Enterprises
3.195% due 01/31/25 (Ê)	1,344	1,347	Finance Corp.
Gruden Acquisition, Inc. 1st Lien Term			6.250% due 02/01/22 (Þ)	129	134
Loan			6.750% due 02/01/24 (Þ)	129	135
5.897% due 08/18/22 (Ê)	1,496	1,446	Indigo Merger Sub I, Inc. 1st Lien Term
GTT Escrow Corp.			Loan
7.875% due 12/31/24 (Þ)	2,020	2,106	4.750% due 07/08/21 (Ê)	744	750
Gulfport Energy Corp.			Ingles Markets, Inc.
6.625% due 05/01/23	30	30	5.750% due 06/15/23	1,500	1,507
6.375% due 05/15/25 (Þ)	1,035	1,031	Ingram Micro, Inc.
Harland Clarke Holdings Corp. Term			5.450% due 12/15/24	900	903
Loan B6			International Game Technology
6.646% due 02/02/22	1,332	1,333	7.500% due 06/15/19	455	500
Harsco Corp. Term Loan B			International Wire Group, Inc.
6.000% due 10/21/23	998	1,015	10.750% due 08/01/21 (Þ)	1,460	1,431
Hawaiian Telcom Communications, Inc.			Intrawest Operations Group LLC Term
Term Loan B			Loan
7.250% due 06/06/19 (Ê)	1,222	1,221	4.500% due 12/09/20 (Ê)	1,831	1,838
HCA Holdings, Inc.			Intrepid Aviation Group Holdings LLC /
6.250% due 02/15/21	2,045	2,219	Intrepid Finance Co.
HCA, Inc.			6.875% due 02/15/19 (Þ)	1,605	1,533
5.875% due 05/01/23	385	419	inVentiv Group Holdings, Inc./inVentiv
HCA, Inc. Term Loan B8			Health Inc/inVentiv Health Clinical
3.243% due 02/15/24	1,496	1,510	Inc
HD Supply, Inc.			7.500% due 10/01/24 (Þ)	4,070	4,202
5.750% due 04/15/24 (Þ)	1,385	1,472	Iron Mountain US Holdings, Inc.
HealthSouth Corp.			5.375% due 06/01/26 (Þ)	245	249
5.750% due 11/01/24	1,650	1,681	Iron Mountain, Inc.
Heartland Dental LLC 2nd Lien Term			4.375% due 06/01/21 (Þ)	245	254
Loan			Israel Electric Corp., Ltd.
9.750% due 06/21/19 (Ê)	5,120	5,069	Series 6
Hexion, Inc.			5.000% due 11/12/24 (Þ)	2,000	2,158
6.625% due 04/15/20	7,700	7,276	J Crew Group, Inc. Term Loan B
High Ridge Brands Co.			4.147% due 03/05/21 (Ê)	490	322
8.875% due 03/15/25 (Þ)	2,920	3,051	Jack Ohio Finance LLC / Jack Ohio
Honda Auto Receivables Owner Trust			Finance 1 Corp.
			6.750% due 11/15/21 (Þ)	1,200	1,254
Series 2016-2 Class A2			10.250% due 11/15/22 (Þ)	1,490	1,615
1.130% due 09/17/18	302	302
Series 2016-4 Class A2			JC Penney Corp., Inc.
1.040% due 04/18/19	1,000	998	7.400% due 04/01/37	975	797
Howard University			Johnson & Johnson
1.050% due 08/01/31 (Ê)	1,000	1,000	1.325% due 03/01/19 (Ê)	350	352
			2.250% due 03/03/22	1,100	1,111
HRG Group, Inc.			Jones Energy Holdings LLC / Jones
7.750% due 01/15/22	12,143	12,826	Energy Finance Corp.
HUB International, Ltd.			6.750% due 04/01/22	600	504

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 311

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
9.250% due 03/15/23	880	801	Mergermarket USA, Inc. 1st Lien Term
Joseph T Ryerson & Son, Inc.			Loan
11.000% due 05/15/22 (Þ)	4,740	5,350	4.554% due 02/04/21 (Ê)	1,820	1,820
			MGM Growth Properties Operating
Joy Global, Inc.			Partnership, LP Term Loan B
5.125% due 10/15/21	730	806	3.493% due 04/25/23 (Ê)	495	496
Kennedy-Wilson, Inc.			MGM Resorts International
5.875% due 04/01/24	1,260	1,314	4.625% due 09/01/26	1,640	1,636
Kloeckner Pentaplast of America, Inc.			Microsoft Corp.
7.125% due 11/01/20 (Þ)	1,250	1,409	1.300% due 11/03/18	1,530	1,529
KRATON Polymers LLC 1st Lien Term
Loan B			MidOcean Credit CLO III
5.000% due 01/06/22 (Ê)	825	837	Series 2014-3A Class E
Krayton Polymars LLC / Krayton			5.947% due 07/21/26 (Ê)(Þ)	830	790
Polymars Capital Co.			Mission Broadcasting, Inc. 1st Lien Term
7.000% due 04/15/25 (Þ)	949	997	Loan B
			3.994% due 01/17/24 (Ê)	169	170
Kronos, Inc. 1st Lien Term Loan			MPT Operating Partnership, LP / MPT
5.034% due 11/01/23 (Ê)	1,995	2,001	Finance Corp.
L Brands, Inc.			4.000% due 08/19/22	1,000	1,197
6.950% due 03/01/33	980	936	6.375% due 03/01/24	955	1,034
Landry's, Inc. 1st Lien Term Loan			MRI Software LLC Delayed Draw Term
3.733% due 09/22/23 (Ê)	617	618	Loan
Lannett Co., Inc. Term Loan A			5.397% due 09/29/23	272	269
5.750% due 11/25/20 (Ê)	721	714	MRI Software LLC Term Loan
Laredo Petroleum, Inc.			5.397% due 06/18/21	724	717
5.625% due 01/15/22	1,010	1,014	Murphy Oil Corp.
Lattice Semiconductor Corp. 1st Lien			4.700% due 12/01/22	1,170	1,144
Term Loan B			Nabors Industries, Inc.
5.250% due 03/10/21 (Ê)	695	693	5.000% due 09/15/20	975	1,007
Learfield Communications, Inc. 1st Lien			4.625% due 09/15/21	845	853
Term Loan
4.250% due 11/17/23	249	251	Natural Resource Partners LP
			10.500% due 03/15/22 (Þ)	1,665	1,740
Level 3 Financing, Inc.			Nautilus Merger Sub, Inc. 2nd Lien Term
5.125% due 05/01/23	335	344	Loan
5.375% due 01/15/24	1,240	1,289	6.750% due 03/13/22 (Ê)	380	368
Level 3 Financing, Inc. Term Loan B			Navient Corp.
3.241% due 02/22/24 (Ê)	1,000	1,003	Series MTN
Levi Strauss & Co.			8.450% due 06/15/18	1,460	1,562
3.375% due 03/15/27 (Þ)	1,055	1,158	4.875% due 06/17/19	1,350	1,394
LifePoint Health, Inc.			8.000% due 03/25/20	425	467
5.375% due 05/01/24 (Þ)	1,435	1,449	5.625% due 08/01/33	975	780
Lions Gate Enterntainment, Inc. 1st Lien
Term Loan			Navistar, Inc. 1st Lien Term Loan B
3.982% due 10/12/23	1,200	1,206	5.000% due 08/07/20 (Ê)	494	500
Lux Finco Sarl Term Loan B1			Neiman Marcus Group, Ltd. LLC
9.500% due 10/16/23	1,840	1,822	8.750% due 10/15/21 (Þ)	2,490	1,345
MacDermid, Inc. Term Loan B4			New Albertson's, Inc.
5.000% due 06/07/23 (Ê)	1,472	1,478	Series MTNC
			6.625% due 06/01/28	600	537
Match Group, Inc.			New Arclin US Holding Corp. 2nd Lien
6.375% due 06/01/24	369	402	Term Loan
Match Group, Inc. Term Loan B1			0.170% due 02/14/25	1,430	1,441
4.277% due 10/27/22 (Ê)	355	359	New Millennium Holdco, Inc. 1st Lien
MCC Iowa LLC Term Loan H			Term Loan
3.450% due 01/29/21 (Ê)	468	470	7.500% due 12/21/20 (Ê)	488	260
Meccanica Holdings USA, Inc.			Nexstar Broadcasting, Inc. 1st Lien Term
6.250% due 07/15/19 (Þ)	965	1,033	Loan B
			3.994% due 01/17/24 (Ê)	1,740	1,756
Mercer International, Inc.
6.500% due 02/01/24 (Þ)	2,770	2,860	Nexstar Escrow Corp.
			5.625% due 08/01/24 (Þ)	475	487
Merck & Co., Inc.
1.412% due 05/18/18 (Ê)	2,275	2,283	Nielsen Finance LLC Term Loan B4

See accompanying notes which are an integral part of the financial statements.

312 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.990% due 10/24/23	250	251	5.625% due 01/15/27 (Þ)	129	130
Nissan Auto Receivables Owner Trust			Penn National Gaming, Inc. 1st Lien
Series 2013-C Class A3			Term Loan B
0.670% due 08/15/18	31	31	3.541% due 01/19/24 (Ê)	500	503
Series 2014-A Class A3			PetSmart, Inc.
0.720% due 08/15/18	59	59	7.125% due 03/15/23 (Þ)	1,670	1,524
			PFS Acquisition LLC 2nd Lien Term
Series 2016-A Class A2A			Loan
1.060% due 02/15/19	263	263	8.250% due 01/31/22 (Ê)	7,390	6,947
Series 2017-A Class A2B			Pharmaceutical Product Development
1.037% due 01/15/20 (Ê)	250	250	LLC Term Loan B
NN, Inc. Term Loan			4.397% due 08/18/22 (Ê)	992	997
4.733% due 03/22/21	250	250	PHI, Inc.
Norddeutsche Landesbank Girozentrale			5.250% due 03/15/19	1,610	1,513
Series REGS			Pilgrim's Pride Corp.
6.250% due 04/10/24	800	788	5.750% due 03/15/25 (Þ)	1,065	1,108
Norfolk Southern Corp.			Pinnacle Entertainment, Inc.
1.800% due 02/14/20	1,340	1,341	5.625% due 05/01/24 (Þ)	475	490
North American Lifting Holdings, Inc.			Plantronics, Inc.
1st Lien Term Loan			5.500% due 05/31/23 (Þ)	900	916
5.647% due 11/27/20 (Ê)	968	907	Plastipak Holdings, Inc.
North American Lifting Holdings, Inc.			6.500% due 10/01/21 (Þ)	1,180	1,212
2nd Lien Term Loan
10.147% due 11/27/21 (Ê)	250	195	Platform Specialty Products Corp.
			6.500% due 02/01/22 (Þ)	1,680	1,722
Novelis Corp.
6.250% due 08/15/24 (Þ)	905	957	Playa Resorts Holding BV Term Loan B
5.875% due 09/30/26 (Þ)	1,125	1,156	4.170% due 04/05/24	500	500
NPC International, Inc. 1st Lien Term			Portillo's Holdings, LLC 1st Lien Term
Loan			Loan
4.500% due 03/17/24	225	227	5.647% due 08/01/21 (Ê)	491	494
NRG Yield Operating LLC			Post Holdings, Inc.
5.000% due 09/15/26 (Þ)	1,400	1,372	6.000% due 12/15/22 (Þ)	5	5
			5.000% due 08/15/26 (Þ)	1,435	1,428
NVA Holdings, Inc. 2nd Lien Term Loan			Pre-Paid Legal Services, Inc. 2nd Lien
8.147% due 08/14/22 (Ê)	1,040	1,053	Term Loan
Oasis Petroleum, Inc.			10.250% due 07/01/20 (Ê)	500	499
6.875% due 01/15/23	1,115	1,126	Prestige Brands, Inc.
Opal Acquisition, Inc.			6.375% due 03/01/24 (Þ)	1,000	1,070
8.875% due 12/15/21 (Þ)	10,620	9,744	Prime Security Services Borrower LLC
Optimas OE Solutions Holding LLC /			Term Loan B1
Optimas OE Solutions, Inc.			4.250% due 05/02/22 (Ê)	1,521	1,536
8.625% due 06/01/21 (Å)	3,980	3,761	Privatbank CJSC Via UK SPV Credit
Optiv, Inc. 1st Lien Term Loan			Finance PLC
4.250% due 02/01/24 (Ê)	500	499	11.000% due 02/09/21	3,577	358
Oschadbank Via SSB #1 PLC			Procter & Gamble Co. (The)
9.375% due 03/10/23 (Þ)	4,043	4,115	1.440% due 11/01/19 (Ê)	559	560
8.207% due 01/19/24 (Å)(Ê)	2,800	2,353	Project Alpha Intermediate Holding, Inc.
9.625% due 03/20/25 (Þ)	2,400	2,397	Term Loan B
			4.670% due 04/18/24	1,000	995
PACCAR Financial Corp.			Prowler Acquisition Corp. 1st Lien Term
Series MTN			Loan
1.700% due 12/06/18 (Ê)	2,275	2,294	5.647% due 01/28/20 (Ê)	983	787
Party City Holdings, Inc.			PSPC Escrow Corp.
6.125% due 08/15/23 (Þ)	1,705	1,756	6.000% due 02/01/23 (Þ)	810	927
Pattern Energy Group, Inc.			Series REGS
5.875% due 02/01/24 (Þ)	129	132	6.000% due 02/01/23	1,495	1,711
Patterson Co. 2nd Lien Term Loan			PulteGroup, Inc.
9.500% due 08/28/23 (Å)(Ê)	3,490	3,403	6.000% due 02/15/35	650	647
Pelican Products, Inc. 1st Lien Term
Loan B1			QCP SNF West/Central/East REIT LLC
5.397% due 04/11/20 (Ê)	965	963	8.125% due 11/01/23 (Þ)	930	972
Penn National Gaming, Inc.

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 313

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Quest Software US Holdings, Inc. Term			4.875% due 09/01/24 (Þ)	2,455	2,476
Loan B			Scientific Games International, Inc.
7.000% due 10/31/22 (Ê)	1,995	2,027	7.000% due 01/01/22 (Þ)	1,715	1,836
Quincy Newspapers, Inc. Term Loan B			Scientific Games International, Inc. Term
5.000% due 11/02/22 (Ê)	458	462	Loan B3
Quintiles IMS, Inc.			4.994% due 10/01/21 (Ê)	2,104	2,135
4.125% due 04/01/23 (Þ)	2,500	2,849	SCS Holdings, Inc. Term Loan
3.500% due 10/15/24 (Þ)	205	230	5.250% due 10/30/22 (Ê)	477	481
Quintilies IMS, Inc.			Sealed Air Corp.
3.250% due 03/15/25 (Þ)	120	131	6.875% due 07/15/33 (Þ)	300	326
Qwest Capital Funding, Inc.			Series REGS
7.750% due 02/15/31	400	387	4.500% due 09/15/23	1,670	2,030
Rackspace Hosting, Inc. 1st Lien Term			SeaWorld Parks & Entertainment, Inc.
Loan			Term Loan B2
4.535% due 10/26/23 (Ê)	1,995	2,009	4.248% due 05/14/20 (Ê)	1,500	1,500
Radio One, Inc.			Serta Simmons Holdings LLC 2nd Lien
7.375% due 04/15/22 (Þ)	425	444	Term Loan
			9.038% due 10/20/24	1,370	1,387
Radio One, Inc. 1st Lien Term Loan B			SESAC Holdco II LLC 2nd Lien Term
5.080% due 04/05/23 (Ê)	500	497	Loan
Range Resources Corp.			8.303% due 02/10/25	500	500
4.875% due 05/15/25	845	811	SESI LLC
RBS Capital Trust B			7.125% due 12/15/21	2,195	2,217
6.800% due 12/31/49 (ƒ)	1,000	1,012	Signode Industrial Group US, Inc. 1st
Real Alloy Holding, Inc.			Lien Term Loan B
10.000% due 01/15/19 (Þ)	5,010	5,048	3.897% due 05/01/21 (Ê)	1,242	1,247
RegionalCare Hospital Partners			Silgan Holdings, Inc.
Holdings, Inc.			3.250% due 03/15/25 (Þ)	1,900	2,090
8.250% due 05/01/23 (Þ)	6,915	7,357	Simmons Foods, Inc.
Rent-A-Center, Inc.			7.875% due 10/01/21 (Þ)	4,100	4,356
6.625% due 11/15/20	1,950	1,799	Sirius XM Radio, Inc.
4.750% due 05/01/21	370	324	5.375% due 07/15/26 (Þ)	2,760	2,826
RentPath, Inc. 1st Lien Term Loan			SIRVA Worldwide, Inc. Term Loan
6.250% due 12/17/21 (Ê)	1,955	1,929	7.656% due 11/14/22	499	496
Republic of Armenia International Bond			Six Flags Entertainment Corp.
Series REGS			4.875% due 07/31/24 (Þ)	1,405	1,417
6.000% due 09/30/20	1,000	1,051
Reynolds Group Holdings, Inc. 1st Lien			SM Energy Co.
			6.125% due 11/15/22	315	320
Term Loan B			5.000% due 01/15/24	140	132
3.993% due 02/05/23 (Ê)	995	1,000
Reynolds Group Issuer, Inc. / Reynolds			5.625% due 06/01/25	495	473
Group Issuer LLC / Reynolds Group			6.750% due 09/15/26	250	252
Issuer Lu			Solarwinds Holdings, Inc. 1st Lien Term
5.750% due 10/15/20	755	778	Loan
5.125% due 07/15/23 (Þ)	955	996	4.500% due 02/05/23 (Ê)	1,235	1,241
7.000% due 07/15/24 (Þ)	910	979	Solera LLC / Solera Finance, Inc.
Rite Aid Corp.			10.500% due 03/01/24 (Þ)	480	548
6.125% due 04/01/23 (Þ)	960	950	Solera LLC Term Loan B
Rockies Express Pipeline LLC			4.250% due 03/04/23 (Ê)	467	470
5.625% due 04/15/20 (Þ)	330	353	SourceHOV LLC 1st Lien Term Loan B
Rowan Cos., Inc.			7.897% due 10/31/19 (Ê)	906	869
4.875% due 06/01/22	650	611	Southwestern Energy Co.
4.750% due 01/15/24	765	673	5.800% due 01/23/20	325	328
RP Crown Parent LLC			4.100% due 03/15/22	35	33
7.375% due 10/15/24 (Þ)	5,460	5,706	6.700% due 01/23/25	2,030	2,020
RPI Finance Trust Term Loan B6			Spectrum Brands, Inc.
3.647% due 03/07/23	125	125	4.000% due 10/01/26 (Þ)	910	1,032
Safeway, Inc.			Sprint Capital Corp.
7.250% due 02/01/31	1,385	1,340	6.900% due 05/01/19	1,560	1,675
SBA Communications Corp.			6.875% due 11/15/28	810	879

See accompanying notes which are an integral part of the financial statements.

314 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
8.750% due 03/15/32	1,300	1,600	The Nature's Bounty Co. 1st Lien Term
Sprint Communications, Inc.			Loan B
6.000% due 11/15/22	3,705	3,860	4.647% due 05/05/23 (Ê)	496	498
Sprint Communications, Inc. 1st Lien			TIAA CLO I, Ltd.
Term Loan B			Series 2016-1A Class E1
3.500% due 01/13/24	1,250	1,251	8.736% due 07/20/28 (Ê)(Þ)	683	686
SS&C Technologies Holdings, Inc.			TKC Holdings, Inc. 1st Lien Term Loan
5.875% due 07/15/23	820	871	4.700% due 02/01/23 (Ê)	500	505
Standard Industries, Inc.			TKC Holdings, Inc. 2nd Lien Term Loan
5.500% due 02/15/23 (Þ)	1,685	1,752	8.500% due 02/01/24 (Ê)	250	252
Station Casinos LLC 1st Lien Term			T-Mobile USA, Inc.
Loan B			6.000% due 03/01/23	1,630	1,735
3.500% due 06/08/23 (Ê)	374	374	6.375% due 03/01/25	610	667
Steak n Shake Operations, Inc. Term
Loan			TMS International Corp.
4.750% due 03/19/21 (Ê)	1,089	1,086	7.625% due 10/15/21 (Þ)	1,725	1,738
Sterigenics-Nordion Holdings LLC Term			TMS International Corp. Term Loan B
Loan B			4.557% due 10/16/20 (Ê)	1,990	2,004
4.149% due 03/23/22	1,491	1,487	Toyota Auto Receivables Owner Trust
Sterling Midco Holdings, Inc. 2nd Lien			Series 2015-A Class A3
Term Loan			1.120% due 02/15/19	823	822
8.897% due 06/19/23 (Ê)	4,200	4,095
Suburban Propane Partners, LP/			Toyota Motor Credit Corp.
Suburban Energy Finance Corp.			Series MTN
5.750% due 03/01/25	1,010	1,002	1.415% due 01/09/19 (Ê)	265	266
Summit Materials LLC / Summit			Trader Corp. Term Loan B
Materials Finance Corp.			4.290% due 09/28/23	1,000	1,002
6.125% due 07/15/23	1,680	1,760	Trans Union LLC Term 1st Lien Loan B2
Suncoke Energy Partners LP			3.493% due 04/09/21 (Ê)	499	503
7.375% due 02/01/20	1,785	1,830	Transdigm Group, Inc. 1st Lien Term
Surgery Center Holdings, Inc.			Loan F
8.875% due 04/15/21 (Þ)	2,030	2,157	3.993% due 06/09/23 (Ê)	749	748
Talbots, Inc. (The) 1st Lien Term Loan			TransDigm, Inc.
5.500% due 03/17/20 (Ê)	1,642	1,466	6.500% due 05/15/25 (Þ)	850	869
Talen Energy Supply LLC			6.375% due 06/15/26	7,020	7,073
4.600% due 12/15/21	350	271	Transocean, Inc.
TCH-2 Holdings LLC 1st Lien Term			6.800% due 03/15/38	1,040	832
Loan			Tribune Co. Term Loan B
5.500% due 05/12/21 (Ê)	1,367	1,377	3.993% due 01/27/24 (Ê)	397	399
Tempo Acquisition LLC			Tribune Media Co. 1st Lien Term Loan B
6.750% due 06/01/25 (Þ)	1,220	1,254	3.993% due 12/27/20 (Ê)	32	32
Tempo Acquisition LLC Term Loan			Tronox Finance LLC
4.060% due 03/15/24	500	500	6.375% due 08/15/20	340	346
Tempur Sealy International, Inc.			7.500% due 03/15/22 (Þ)	1,525	1,594
5.500% due 06/15/26	1,875	1,866	TruGreen, LP 1st Lien Term Loan
Tender Option Bond Trust Receipts/			6.500% due 04/13/23 (Ê)	1,988	2,001
Certificates General Obligation			UBS Group AG
Unlimited			7.125% due 12/29/49 (ƒ)	600	637
1.240% due 08/01/49 (ƒ)(Þ)	1,300	1,300
			UFC Holdings LLC 1st Lien Term Loan
Tenet Healthcare Corp.			4.250% due 08/18/23 (Ê)	1,990	2,001
4.375% due 10/01/21	690	689
7.500% due 01/01/22 (Þ)	960	1,027	Ukreximbank Via Biz Finance PLC
6.750% due 06/15/23	10,650	10,171	8.344% due 02/09/23 (Ê)(Þ)	6,067	5,551
TerraForm AP Acquisition Holdings LLC			9.750% due 01/22/25 (Þ)	2,369	2,363
Term Loan B			Ultra Resources, Inc.
5.647% due 06/26/22 (Ê)	998	1,008	6.875% due 04/15/22 (Þ)	525	531
TerraForm Power Operating LLC			7.125% due 04/15/25 (Þ)	535	530
6.375% due 02/01/23 (Þ)	1,350	1,394	United Airlines, Inc. Term Loan B
Tesoro Logistics, LP / Tesoro Logistics			3.421% due 03/21/24	250	250
Finance Corp.			United States Treasury Notes
6.375% due 05/01/24	635	694	1.000% due 10/15/19	1,050	1,041

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 315

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value			Amount ($)	Value
	or Shares	$			or Shares	$
Univision Communications, Inc.			William Morris Endeavor Entertainment
5.125% due 05/15/23 (Þ)	2,105	2,139	LLC 1st Lien Term Loan
US Bancorp			4.250% due 05/06/21 (Ê)		1,459	1,466
Series MTN			Williams Cos., Inc. (The)
1.556% due 04/25/19 (Ê)	1,000	1,004	3.700% due 01/15/23		800	788
			4.550% due 06/24/24		1,170	1,198
US Bank
1.473% due 01/24/20 (Ê)	1,900	1,904	5.750% due 06/24/44		715	740
USIC Holdings, Inc. 1st Lien Term Loan			WMG Acquisition Corp.
5.170% due 11/21/23	499	502	4.125% due 11/01/24 (Þ)		1,890	2,162
			World Endurance Holdings 1st Lien
USIS Merger Sub, Inc.			Term Loan
6.875% due 05/01/25 (Þ)	4,124	4,196	5.401% due 06/26/21 (Ê)		1,724	1,715
UTEX Industries, Inc. Covenant-Lite 1st
Lien Term Loan B			Xerium Technologies, Inc.
5.000% due 05/22/21 (Ê)	1,167	1,076	9.500% due 08/15/21		2,030	2,106
UTEX Industries, Inc. Covenant-Lite			Yum! Brands, Inc.
2nd Lien Term Loan B			3.875% due 11/01/23		1,690	1,669
8.250% due 05/22/22 (Ê)	890	765	6.875% due 11/15/37		300	312
Valeant Pharmaceuticals International,			Zais CLO 5, Ltd.
Inc. Term Loan B			Series 2016-2A Class C
5.500% due 04/02/22 (Ê)	801	806	5.216% due 10/15/28 (Ê)(Þ)		1,000	1,009
Varsity Brands, Inc. 1st Lien Term Loan			Zayo Group LLC / Zayo Capital Inc.
5.000% due 12/11/21	1,222	1,228	5.750% due 01/15/27 (Þ)		321	341
Verdesian Life Sciences LLC Term Loan			ZF NA Capital, Inc.
6.172% due 07/01/20 (Ê)	1,333	1,151	4.500% due 04/29/22 (Þ)		320	336

Verizon Communications, Inc.						699,070
1.918% due 06/17/19 (Ê)	2,910	2,933	Uruguay - 0.0%
Vertiv Group Corp.
9.250% due 10/15/24 (Þ)	1,285	1,380	Uruguay Government International Bond
			4.375% due 12/15/28	UYU	8,450	285
Vince LLC 1st Lien Term Loan B			Venezuela, Bolivarian Republic of - 1.0%
6.038% due 11/27/19 (Ê)	257	237
Virgin Media Bristol LLC 1st Lien Term			Petroleos de Venezuela SA
Loan I			5.375% due 04/12/27		15,000	5,722
3.744% due 01/31/25 (Ê)	500	502	Series REGS
Vizient, Inc.			9.000% due 11/17/21		2,900	1,526
10.375% due 03/01/24 (Þ)	3,690	4,225	6.000% due 05/16/24		13,000	5,139
Vnesheconombank Via VEB Finance			5.500% due 04/12/37		9,000	3,442
PLC			Venezuela Government International
Series REGS			Bond
6.025% due 07/05/22	2,500	2,681	Series REGS
			7.000% due 12/01/18		3,000	2,111
Vouvray US Finance LLC Term Loan B			7.750% due 10/13/19		2,000	1,203
4.176% due 01/27/24	1,000	999
VWR Funding, Inc.						19,143
4.625% due 04/15/22 (Þ)	2,475	2,812	Vietnam - 0.1%
Series REGS			Vietnam Government International Bond
4.625% due 04/15/22	405	460	6.750% due 01/29/20 (Þ)		1,500	1,639
Walter Investment Management Corp.
7.875% due 12/15/21	1,155	699	Total Long-Term Fixed Income
Washington Inventory Service 2nd Lien			Investments
Term Loan			(cost $1,569,956)			1,586,293
Zero coupon due 06/20/19 (Å)(Ø)	2,600	468
Wastequip LLC Term Loan
5.500% due 08/09/19 (Ê)	237	237	Common Stocks - 0.1%
			United States - 0.1%
Watco Cos. LLC / Watco Finance Corp.			Education Management Corp.(Æ)(Þ)		4,460,190	—
6.375% due 04/01/23 (Þ)	1,610	1,666	Linn Energy, Inc.(Æ)		34,600	970
Wells Fargo & Co.			Millennium Health LLC(Æ)		14,862	17
2.440% due 03/04/21 (Ê)	1,500	1,540

WESCO Distribution, Inc.			Total Common Stocks
5.375% due 06/15/24	238	245
			(cost $1,076)			987

See accompanying notes which are an integral part of the financial statements.

316 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair			Principal	Fair
	Amount ($)			Value		Amount ($)		Value
	or Shares			$		or Shares		$
								4,586
Preferred Stocks - 0.3%					Belgium - 0.1%
Netherlands - 0.1%					Anheuser-Busch InBev Worldwide, Inc.
Aegon NV(Æ)		10,000		258	1.671% due 01/02/18 (Þ)(~)		1,000	991
ING Groep NV(Æ)		87,740		2,261	Brazil - 0.0%
				2,519
					Nota do Tesouro Nacional
Spain - 0.0%					Series NTNF
Santander Finance Preferred SAU(Æ)		15,850		407	10.000% due 01/01/18	BRL	1,500	489
					Canada - 0.2%
United Kingdom - 0.1%					Bank of Nova Scotia
HSBC Holdings PLC(Æ)		36,780		957	1.881% due 03/28/18 (Ê)		280	281
					National Bank of Canada
United States - 0.1%
Citigroup Capital XIII(Æ)		31,925		838	1.454% due 05/24/17 (Ê)		800	800
Deutsche Bank Contingent Capital Trust					Province of Ontario Canada
II(Æ)		19,792		498	Series MTN
Deutsche Bank Contingent Capital Trust					1.303% due 11/23/17 (Ê)		750	750
III(Æ)		15,000		392	Toronto-Dominion Bank (The)
Education Management Corp.(Æ)		2,128		—	1.275% due 05/02/17 (Ê)		2,000	2,000
				1,728
								3,831
Total Preferred Stocks					Cayman Islands - 0.1%
					Transocean, Inc.
(cost $5,775)				5,611
					6.000% due 03/15/18		1,560	1,593
					France - 0.0%
Options Purchased - 0.0%					Sanofi
Cross Currency Options
(BRL/USD)					1.250% due 04/10/18		500	500
May 2017 3.35 Put (1)	USD	4,130	(ÿ)	214	Germany - 0.0%
Cross Currency Options					KfW
(MXN/USD)
Aug 2017 20.21 Call (1)	USD	900	(ÿ)	12	1.312% due 12/29/17 (Ê)		710	710
Aug 2017 20.21 Put (1)	USD	900	(ÿ)	61	Ghana - 0.0%
Cross Currency Options
(MYR/USD)					Ghana Government International Bond
Aug 2017 4.35 Put (3)	USD	7,800	(ÿ)	137	Series 3YR
Total Options Purchased					23.230% due 02/19/18	GHS	500	121
(cost $257)				424	22.490% due 04/23/18	GHS	160	38
					Series 3YR
Warrants & Rights - 0.0%
United States - 0.0%					24.440% due 05/29/17	GHS	80	19
Education Management Corp.(Æ)								178
2021 Rights		1,564,221		—	Japan - 0.1%
Foresight Energy, LP(Å)(Æ)					Sumitomo Mitsui Banking Corp.
2017 Warrants		13,090		653	1.399% due 08/10/17 (Ê)(~)		2,200	2,201
					Malaysia - 0.1%
Total Warrants & Rights					Malaysia Government International Bond
(cost $—)				653	Series 0213
					3.260% due 03/01/18	MYR	5,040	1,162
Short-Term Investments - 9.6%					Netherlands - 0.1%
Argentina - 0.3%					Cooperatieve Rabobank UA
Argentina Bonar Bonds					1.328% due 06/22/17 (ç)(Ê)(~)		2,500	2,500
22.401% due 10/09/17 (Ê)	ARS	8,770		581	Turkey - 0.1%
Argentine Bonos del Tesoro					Turkey Government International Bond
22.750% due 03/05/18	ARS	32,290		2,213	Series 5Y
Republic of Aregentina Governemnt					6.300% due 02/14/18	TRY	9,890	2,683
International Bond					United Kingdom - 0.0%
22.254% due 03/01/18 (Ê)	ARS	26,060		1,792	Privatbank CJSC Via UK SPV Credit
					Finance PLC

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 317

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$		or Shares			$
736.631% due 01/23/18 (~)	1,240	261	1.237% due 05/16/17 (Ê)		1,445		1,445
United States - 8.4%			1.470% due 07/03/17		500		501
American Express Credit Corp.
			1.350% due 12/05/17 (Ê)		250		250
1.456% due 09/22/17 (Ê)	2,000	2,002	U.S. Cash Management Fund		101,850,705	(8)	101,871
Avaya, Inc. 1st Lien Term Loan B4			United States Treasury Bills
8.500% due 01/23/18 (Ê)	553	567	0.699% due 06/22/17 (§)(~)(ç)		7,900		7,892
Bank of America Corp.			Vodafone Group PLC
2.000% due 01/11/18	1,000	1,002	1.608% due 09/05/17 (Þ)		3,000		2,984
Series MTN			Wells Fargo & Co.
2.226% due 03/22/18 (Ê)	659	664	1.783% due 04/23/18 (Ê)		1,800		1,808
Citigroup, Inc.							151,707
1.860% due 04/27/18 (Ê)	2,479	2,489	Uruguay - 0.0%
Danske Corp.			Uruguay Treasury Bills
Series A			12.153% due 09/29/17 (~)	UYU	1,360		46
1.745% due 02/16/18 (Þ)(~)	1,485	1,465	Series 0001
eBay, Inc.			12.759% due 02/08/18 (~)	UYU	11,930		387
1.372% due 07/28/17 (Ê)	2,625	2,626	12.834% due 03/08/18 (~)	UYU	9,727		312
Exxon Mobil Corp.			Series 7
1.105% due 03/01/18 (Ê)	2,000	2,001	13.250% due 04/08/18	UYU	5,970		214
General Mills, Inc.							959
0.719% due 05/03/17 (ç)(Þ)(~)	500	500	Venezuela, Bolivarian Republic of - 0.1%
Honda Auto Receivables Owner Trust			Petroleos de Venezuela SA
Series 2014-2 Class A3			Series REGS
0.770% due 03/19/18	134	134	8.500% due 11/02/17		1,333		1,210
HSBC USA, Inc.			Total Short-Term Investments
1.313% due 12/15/17 (Ê)(Þ)	2,300	2,304	(cost $175,866)				175,561
Inter-American Development Bank
Series GMTN			Total Investments 97.4%
1.004% due 10/15/17 (Ê)	1,500	1,500	(identified cost $1,752,930)				1,769,529
International Business Machines Corp.
1.502% due 08/18/17 (Ê)	1,250	1,252	Other Assets and Liabilities, Net
1.125% due 02/06/18	500	499	- 2.6%				46,476
Liberty Street Funding LLC			Net Assets - 100.0%				1,816,005
1.143% due 06/26/17 (Þ)	635	634
Optima Specialty Steel, Inc. Delayed
Draw Term Loan
1.100% due 10/31/17 (Å)	4,280	4,280
Optima Specialty Steel, Inc.
Replacement DIP Term Loan
1.170% due 10/31/17 (Å)	3,420	3,420
Pfizer, Inc.
1.189% due 05/15/17 (Ê)	1,835	1,835
Regency Markets No. 1, LLC
1.000% due 05/15/17 (Þ)	1,500	1,499
Sequa Corp.
7.000% due 12/15/17 (Þ)	2,095	2,090
Societe Generale SA
1.132% due 08/10/17	2,200	2,193
Toyota Motor Credit Corp.
Series MTN

See accompanying notes which are an integral part of the financial statements.

318 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
2.3%
Banco Popular Espanol SA	11/17/16	EUR	1,050,000	106.39	1,117	1,112
BioScrip, Inc. Delayed Draw Term Loan	03/08/17		1,410,865	98.53	1,390	1,386
BioScrip, Inc. Term Loan	03/08/17		1,292,719	97.00	1,254	1,259
BioScrip, Inc. Term Loan B	03/31/17		2,351,732	98.65	2,320	2,311
CaixaSabadell Preferentes SAU	12/15/16	EUR	800,000	77.97	624	754
Century Aluminum Co.	09/21/15		10,395,000	100.51	10,448	10,512
CPM Holdings, Inc. 2nd Lien Term Loan	04/02/15		3,070,000	97.50	2,993	3,062
Foresight Energy, LP	08/26/16		13,090	—	—	653
FPC Holdings, Inc. 2nd Lien Term Loan	05/23/13		1,079,769	98.00	1,058	944
GNB - Companhia de Seguros de Vida SA	01/10/17	EUR	130,000	53.45	69	57
GNB - Companhia de Seguros de Vida SA	01/17/17	EUR	200,000	71.46	143	131
La Mondiale SAM	05/27/16	EUR	920,000	96.40	887	882
La Mondiale SAM	11/23/16	EUR	150,000	90.89	136	140
Macif SA	11/24/16	EUR	685,000	88.48	606	631
Optima Specialty Steel, Inc. Delayed Draw Term Loan	03/06/17		4,280,000	100.00	4,280	4,280
Optima Specialty Steel, Inc. Replacement DIP Term Loan	03/01/17		3,420,000	100.00	3,420	3,420
Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc.	04/12/17		3,980,000	94.36	3,755	3,761
Oschadbank Via SSB #1 PLC	12/10/15		2,800,000	73.62	2,061	2,353
Patterson Co. 2nd Lien Term Loan	08/14/15		3,490,000	99.00	3,455	3,403
Santander Finance Capital SA	11/17/16		375,000	40.25	151	211
Santander Perpetual SAU	05/09/16		170,000	98.02	167	171
Sparekassen Sjaelland-Fyn AS	04/04/16	DKK	2,000,000	15.28	306	314
Washington Inventory Service 2nd Lien Term Loan	01/10/13		2,600,000	97.50	2,535	468
						42,215
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
			Number of	Notional		Expiration	(Depreciation)
			Contracts	Amount		Date	$
Long Positions
Australia 10 Year Government Bond Futures			1,437	AUD	186,406	06/17	3,910
Euro-Bobl Futures			52	EUR	6,857	06/17	(10)
Euro-Bund Futures			17	EUR	2,750	06/17	5
Euro-Schatz Futures			80	EUR	8,979	06/17	(9)
Long Gilt Futures			15	GBP	1,924	06/17	34
United States 2 Year Treasury Note Futures			327	USD	70,831	06/17	48
United States 5 Year Treasury Note Futures			805	USD	95,317	06/17	588
United States 10 Year Treasury Note Futures			2,120	USD	266,524	06/17	2,409
United States Long Bond Futures			191	USD	29,217	06/17	453
United States Ultra Treasury Bond Futures			22	USD	3,585	06/17	47
Short Positions
Euro-Bund Futures			725	EUR	117,290	06/17	(631)
Long Gilt Futures			754	GBP	96,716	06/17	(2,112)
United States 10 Year Treasury Note Futures			31	USD	3,897	06/17	(28)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							4,704

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional		Expiration	Fair Value
	Call/Put	Contracts	Price	Amount		Date	$
Cross Currency Options (BRL/USD)	Put	1	3.18	USD	4,130	05/18/17	(47)
Total Liability for Options Written (premiums received $31)							(47)

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 319

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Transactions in options written contracts for the period ended April 30, 2017 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2016	—	$—
Opened	3	68
Closed	(2)	(37)
Expired	—	—
Outstanding April 30, 2017	1	$31

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	3	BRL	11	05/23/17	—
Bank of America	USD	36	BRL	113	05/23/17	(1)
Bank of America	USD	1,824	BRL	5,678	05/23/17	(44)
Bank of America	USD	52	COP	155,572	05/23/17	1
Bank of America	USD	1,797	COP	5,245,517	05/23/17	(20)
Bank of America	USD	29	CZK	728	05/23/17	1
Bank of America	USD	129	CZK	3,209	05/23/17	2
Bank of America	USD	6,141	CZK	154,775	05/23/17	146
Bank of America	USD	247	HUF	70,989	05/05/17	—
Bank of America	USD	495	HUF	141,977	05/05/17	(1)
Bank of America	USD	6	HUF	1,894	05/23/17	—
Bank of America	USD	217	HUF	63,363	05/23/17	4
Bank of America	USD	6,117	HUF	1,766,562	05/23/17	31
Bank of America	USD	46	IDR	615,769	05/23/17	—
Bank of America	USD	30	KRW	34,296	05/23/17	—
Bank of America	USD	61	PLN	243	05/23/17	1
Bank of America	USD	6,075	PLN	24,716	05/23/17	295
Bank of America	USD	8	RUB	495	05/23/17	—
Bank of America	USD	109	RUB	6,155	05/23/17	(1)
Bank of America	USD	1,809	RUB	105,864	05/23/17	42
Bank of America	USD	730	TRY	2,602	05/02/17	2
Bank of America	USD	1,010	TRY	3,697	05/18/17	26
Bank of America	USD	1,130	TRY	4,079	05/18/17	13
Bank of America	USD	8	TRY	30	05/23/17	—
Bank of America	USD	18	TRY	65	05/23/17	1
Bank of America	USD	26	TRY	100	05/23/17	2
Bank of America	USD	59	TRY	217	05/23/17	2
Bank of America	USD	1,782	TRY	6,712	05/23/17	96
Bank of America	USD	5,941	TRY	22,372	05/23/17	319
Bank of America	USD	92	TRY	351	01/31/18	—
Bank of America	USD	414	TRY	1,592	01/31/18	2
Bank of America	USD	817	TRY	3,143	01/31/18	3
Bank of America	USD	23	TWD	708	05/23/17	—
Bank of America	USD	870	ZAR	11,594	05/18/17	(5)
Bank of America	BRL	36	USD	11	05/23/17	—
Bank of America	BRL	375	USD	120	05/23/17	3
Bank of America	BRL	18,926	USD	6,080	05/23/17	148
Bank of America	CLP	6,776	USD	10	05/23/17	—
Bank of America	CLP	104,127	USD	155	05/23/17	(1)
Bank of America	CLP	3,907,765	USD	6,087	05/23/17	238
Bank of America	COP	70,547	USD	25	05/23/17	1
Bank of America	CZK	963	USD	39	05/23/17	—

See accompanying notes which are an integral part of the financial statements.

320 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	CZK	2,426	USD	96	05/23/17	(3)
Bank of America	CZK	46,432	USD	1,842	05/23/17	(44)
Bank of America	HUF	6,313	USD	22	05/23/17	—
Bank of America	HUF	19,009	USD	65	05/23/17	(1)
Bank of America	HUF	529,969	USD	1,835	05/23/17	(9)
Bank of America	HUF	70,989	USD	249	11/06/17	—
Bank of America	HUF	141,977	USD	498	11/06/17	1
Bank of America	IDR	1,724,025	USD	129	05/23/17	—
Bank of America	IDR	80,960,076	USD	6,007	05/23/17	(56)
Bank of America	KRW	33,134	USD	29	05/23/17	—
Bank of America	KRW	2,099,300	USD	1,838	05/23/17	(7)
Bank of America	PLN	235	USD	58	05/23/17	(3)
Bank of America	RON	1,424	USD	338	07/19/17	(5)
Bank of America	RUB	1,650	USD	28	05/23/17	(1)
Bank of America	RUB	1,847	USD	33	05/23/17	—
Bank of America	RUB	352,879	USD	6,032	05/23/17	(141)
Bank of America	TRY	351	USD	99	05/02/17	—
Bank of America	TRY	1,592	USD	446	05/02/17	(2)
Bank of America	TRY	3,143	USD	881	05/02/17	(4)
Bank of America	TWD	498	USD	16	05/23/17	—
Bank of America	TWD	56,524	USD	1,845	05/23/17	(27)
Bank of Montreal	USD	3,068	AUD	4,081	05/23/17	(13)
Bank of Montreal	USD	14,318	AUD	19,045	05/23/17	(62)
Bank of Montreal	USD	10,432	EUR	9,710	05/23/17	156
Bank of Montreal	DKK	21,670	USD	3,130	05/23/17	(47)
Bank of Montreal	EUR	13,594	USD	14,604	05/23/17	(219)
Bank of Montreal	HKD	14,141	USD	1,824	05/23/17	5
Bank of New York	USD	10,597	GBP	8,242	05/23/17	84
Bank of New York	USD	10,359	JPY	1,127,043	05/23/17	(241)
Bank of New York	JPY	1,577,860	USD	14,502	05/23/17	338
Bank of New York	SEK	27,957	USD	3,121	05/23/17	(39)
Barclays	USD	382	BRL	1,211	05/10/17	(1)
Barclays	USD	383	BRL	1,211	05/10/17	(2)
Barclays	USD	383	BRL	1,211	05/10/17	(3)
Barclays	USD	30	BRL	98	06/02/17	—
Barclays	USD	74	BRL	239	06/09/17	1
Barclays	USD	857	CLP	558,806	05/18/17	(21)
Barclays	USD	196	COP	567,595	05/18/17	(4)
Barclays	USD	101	COP	297,243	06/13/17	(1)
Barclays	USD	101	COP	304,111	06/13/17	2
Barclays	USD	101	COP	295,829	06/13/17	(1)
Barclays	USD	101	COP	298,960	06/13/17	—
Barclays	USD	8	CZK	209	05/03/17	—
Barclays	USD	3,690	CZK	89,970	11/03/17	2
Barclays	USD	247	HUF	70,989	05/05/17	—
Barclays	USD	495	HUF	141,977	05/05/17	(1)
Barclays	USD	2,335	HUF	686,416	05/18/17	54
Barclays	USD	431	IDR	6,096,313	06/05/17	25
Barclays	USD	232	IDR	3,386,278	11/27/17	16
Barclays	USD	233	IDR	3,391,186	11/27/17	15
Barclays	USD	233	IDR	3,391,186	11/27/17	15
Barclays	USD	677	IDR	10,018,112	11/27/17	56
Barclays	USD	343	IDR	5,040,630	12/04/17	26

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 321

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Barclays	USD	344	IDR	5,039,603	12/04/17	25
Barclays	USD	334	IDR	4,752,435	12/13/17	13
Barclays	USD	392	IDR	5,570,441	12/13/17	15
Barclays	USD	527	IDR	7,461,260	12/13/17	18
Barclays	USD	388	IDR	5,540,707	12/14/17	16
Barclays	USD	312	IDR	4,485,413	12/27/17	16
Barclays	USD	385	IDR	5,540,707	12/27/17	19
Barclays	USD	450	IDR	6,482,761	12/27/17	22
Barclays	USD	1,235	IDR	17,784,136	12/27/17	62
Barclays	USD	59	IDR	841,489	01/05/18	2
Barclays	USD	99	IDR	1,411,344	01/05/18	3
Barclays	USD	113	IDR	1,605,543	01/05/18	4
Barclays	USD	266	IDR	3,642,095	01/05/18	—
Barclays	USD	286	IDR	4,039,329	01/05/18	9
Barclays	USD	294	IDR	4,170,853	01/08/18	10
Barclays	USD	2,310	INR	158,061	08/16/17	120
Barclays	USD	767	MXN	14,465	05/18/17	—
Barclays	USD	1,642	MYR	7,316	06/20/17	44
Barclays	USD	360	PEN	1,192	07/19/17	5
Barclays	USD	1,400	PEN	4,793	07/19/17	66
Barclays	USD	1,487	PLN	5,950	05/18/17	47
Barclays	USD	445	RUB	25,645	07/10/17	(2)
Barclays	USD	2,420	SGD	3,373	05/15/17	(6)
Barclays	USD	2,521	THB	87,187	07/20/17	(1)
Barclays	USD	550	TWD	16,952	07/06/17	13
Barclays	USD	356	ZAR	4,680	07/05/17	(9)
Barclays	USD	215	ZAR	2,908	07/10/17	—
Barclays	BRL	3,783	USD	1,080	02/09/18	(49)
Barclays	CAD	146	USD	111	07/05/17	4
Barclays	CAD	201	USD	151	07/05/17	3
Barclays	CAD	293	USD	214	07/05/17	(1)
Barclays	CAD	387	USD	290	07/05/17	7
Barclays	CAD	402	USD	303	07/05/17	8
Barclays	CAD	802	USD	604	07/05/17	16
Barclays	CAD	886	USD	672	07/05/17	22
Barclays	CLP	1,458,568	USD	2,232	05/18/17	48
Barclays	HUF	154,667	USD	544	05/05/17	6
Barclays	HUF	154,667	USD	538	05/05/17	—
Barclays	HUF	68,042	USD	238	11/06/17	—
Barclays	HUF	70,989	USD	249	11/06/17	—
Barclays	HUF	141,977	USD	498	11/06/17	1
Barclays	IDR	17,045,569	USD	1,280	05/18/17	3
Barclays	IDR	6,096,313	USD	442	06/05/17	(14)
Barclays	IDR	6,482,761	USD	452	11/27/17	(22)
Barclays	IDR	13,704,000	USD	960	11/27/17	(43)
Barclays	IDR	17,784,136	USD	1,237	12/13/17	(62)
Barclays	IDR	5,540,707	USD	385	12/14/17	(19)
Barclays	KRW	133,540	USD	112	07/06/17	(6)
Barclays	KRW	246,787	USD	205	07/06/17	(12)
Barclays	KRW	463,310	USD	387	07/06/17	(21)
Barclays	KRW	476,024	USD	395	07/06/17	(23)
Barclays	PHP	16,678	USD	337	06/20/17	5
Barclays	RON	2,010	USD	480	07/19/17	(3)

See accompanying notes which are an integral part of the financial statements.

322 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Barclays	RUB	93,195	USD	1,621	05/18/17	(11)
Barclays	SGD	1,291	USD	907	05/15/17	(17)
Barclays	TRY	1,063	USD	282	05/18/17	(16)
Barclays	TWD	4,776	USD	152	07/06/17	(7)
Barclays	TWD	5,225	USD	163	07/06/17	(10)
Barclays	TWD	5,301	USD	166	07/06/17	(10)
Barclays	TWD	7,573	USD	251	07/06/17	—
Barclays	TWD	10,808	USD	340	07/06/17	(19)
BBVA	USD	392	COP	1,153,983	05/03/17	—
Citigroup	USD	406	ARS	7,005	07/11/17	34
Citigroup	USD	610	ARS	10,169	07/11/17	29
Citigroup	USD	1,018	ARS	16,244	07/19/17	(2)
Citigroup	USD	902	ARS	15,000	09/05/17	14
Citigroup	USD	974	ARS	16,168	09/05/17	14
Citigroup	USD	2,404	BRL	7,539	05/03/17	(29)
Citigroup	USD	382	BRL	1,211	05/10/17	(2)
Citigroup	USD	383	BRL	1,211	05/10/17	(2)
Citigroup	USD	440	BRL	1,415	06/02/17	3
Citigroup	USD	247	HUF	70,989	05/05/17	—
Citigroup	USD	495	HUF	141,977	05/05/17	(1)
Citigroup	USD	590	HUF	172,510	05/05/17	10
Citigroup	USD	150	IDR	2,125,846	12/15/17	5
Citigroup	USD	643	IDR	9,150,935	12/15/17	25
Citigroup	USD	585	IDR	8,413,874	12/20/17	29
Citigroup	USD	154	IDR	2,208,951	12/21/17	7
Citigroup	USD	228	IDR	3,275,194	12/21/17	11
Citigroup	USD	150	IDR	2,156,988	12/27/17	8
Citigroup	USD	150	IDR	2,164,285	12/27/17	7
Citigroup	USD	359	IDR	5,174,956	12/27/17	19
Citigroup	USD	381	IDR	5,484,144	12/27/17	19
Citigroup	USD	584	IDR	8,413,874	12/27/17	29
Citigroup	USD	783	IDR	11,276,781	12/27/17	40
Citigroup	USD	145	IDR	2,062,126	01/05/18	5
Citigroup	USD	274	IDR	3,763,731	01/05/18	—
Citigroup	USD	376	IDR	5,329,803	01/05/18	12
Citigroup	USD	461	IDR	6,543,666	01/05/18	15
Citigroup	USD	825	IDR	11,701,266	01/05/18	28
Citigroup	USD	938	IDR	13,357,120	01/05/18	35
Citigroup	USD	439	IDR	6,248,094	01/08/18	16
Citigroup	USD	876	IDR	12,479,799	01/08/18	33
Citigroup	USD	1,487	PLN	5,950	05/18/17	47
Citigroup	USD	1,808	RON	7,630	07/19/17	27
Citigroup	USD	445	RUB	25,645	07/10/17	(2)
Citigroup	USD	1,846	ZAR	24,304	05/23/17	(34)
Citigroup	USD	356	ZAR	4,680	07/05/17	(9)
Citigroup	ARS	5,464	USD	340	07/19/17	(2)
Citigroup	BRL	7,539	USD	2,357	05/03/17	(18)
Citigroup	BRL	7,539	USD	2,386	06/02/17	28
Citigroup	CAD	654	USD	492	07/05/17	12
Citigroup	HUF	154,667	USD	543	05/05/17	5
Citigroup	HUF	154,667	USD	538	05/05/17	—
Citigroup	HUF	70,989	USD	249	11/06/17	—
Citigroup	HUF	94,723	USD	332	11/06/17	—

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 323

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citigroup	HUF	141,977	USD	498	11/06/17	1
Citigroup	IDR	17,045,569	USD	1,281	05/18/17	4
Citigroup	IDR	11,276,781	USD	784	12/15/17	(40)
Citigroup	IDR	8,413,874	USD	585	12/20/17	(29)
Citigroup	IDR	5,484,144	USD	381	12/21/17	(19)
Citigroup	IDR	9,193,800	USD	660	01/05/18	(10)
Citigroup	KRW	215,436	USD	183	07/06/17	(6)
Citigroup	KRW	219,616	USD	182	07/06/17	(11)
Citigroup	KRW	443,469	USD	371	07/06/17	(19)
Citigroup	KRW	453,087	USD	381	07/06/17	(18)
Citigroup	PEN	5,380	USD	1,621	07/19/17	(24)
Citigroup	SGD	2,403	USD	1,697	05/15/17	(23)
Citigroup	TWD	3,580	USD	119	07/06/17	—
HSBC	USD	356	ZAR	4,680	07/05/17	(10)
HSBC	MXN	1,448	USD	76	05/03/17	—
HSBC	RON	351	USD	84	05/03/17	—
JPMorgan Chase	USD	405	ARS	7,005	07/11/17	35
JPMorgan Chase	USD	906	BRL	2,862	05/03/17	(4)
JPMorgan Chase	USD	3,252	BRL	10,400	05/03/17	25
JPMorgan Chase	USD	382	BRL	1,211	05/10/17	(1)
JPMorgan Chase	USD	383	BRL	1,211	05/10/17	(2)
JPMorgan Chase	USD	383	BRL	1,211	05/10/17	(2)
JPMorgan Chase	USD	186	CAD	247	07/05/17	(5)
JPMorgan Chase	USD	673	CLP	438,381	05/18/17	(16)
JPMorgan Chase	USD	197	COP	567,595	05/18/17	(4)
JPMorgan Chase	USD	101	COP	306,131	06/13/17	2
JPMorgan Chase	USD	101	COP	294,769	06/13/17	(1)
JPMorgan Chase	USD	101	COP	299,061	06/13/17	—
JPMorgan Chase	USD	101	COP	296,536	06/13/17	(1)
JPMorgan Chase	USD	101	COP	305,121	06/13/17	2
JPMorgan Chase	USD	101	COP	304,111	06/13/17	2
JPMorgan Chase	USD	101	COP	300,122	06/13/17	—
JPMorgan Chase	USD	101	COP	297,344	06/13/17	(1)
JPMorgan Chase	USD	2,334	HUF	686,416	05/18/17	54
JPMorgan Chase	USD	613	IDR	8,956,200	12/04/17	42
JPMorgan Chase	USD	300	IDR	4,331,631	12/27/17	16
JPMorgan Chase	USD	1,750	IDR	25,147,561	12/27/17	84
JPMorgan Chase	USD	183	IDR	2,589,652	01/05/18	6
JPMorgan Chase	USD	189	IDR	2,673,883	01/05/18	6
JPMorgan Chase	USD	308	IDR	4,358,046	01/05/18	9
JPMorgan Chase	USD	640	IDR	8,915,200	03/20/18	3
JPMorgan Chase	USD	556	INR	38,054	08/16/17	29
JPMorgan Chase	USD	767	MXN	14,465	05/18/17	(1)
JPMorgan Chase	USD	2,370	SGD	3,333	05/15/17	16
JPMorgan Chase	USD	384	ZAR	5,344	05/18/17	15
JPMorgan Chase	USD	355	ZAR	4,680	07/05/17	(9)
JPMorgan Chase	USD	296	ZAR	3,989	07/10/17	(1)
JPMorgan Chase	ARS	2,773	USD	165	07/11/17	(10)
JPMorgan Chase	ARS	11,236	USD	667	07/11/17	(39)
JPMorgan Chase	BRL	2,862	USD	895	05/03/17	(7)
JPMorgan Chase	BRL	10,400	USD	3,299	05/03/17	22
JPMorgan Chase	BRL	6,189	USD	1,761	02/09/18	(85)
JPMorgan Chase	CAD	356	USD	260	07/05/17	(1)

See accompanying notes which are an integral part of the financial statements.

324 Global Opportunistic Credit Fund

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Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	CAD	495	USD	371	07/05/17	8
JPMorgan Chase	CAD	636	USD	479	07/05/17	13
JPMorgan Chase	HUF	154,667	USD	543	05/05/17	5
JPMorgan Chase	HUF	154,667	USD	537	05/05/17	(1)
JPMorgan Chase	IDR	17,045,569	USD	1,280	05/18/17	3
JPMorgan Chase	IDR	25,147,561	USD	1,756	12/04/17	(84)
JPMorgan Chase	KRW	186,640	USD	164	07/06/17	—
JPMorgan Chase	KRW	219,270	USD	182	07/06/17	(11)
JPMorgan Chase	KRW	226,734	USD	190	07/06/17	(9)
JPMorgan Chase	KRW	357,840	USD	299	07/06/17	(16)
JPMorgan Chase	KRW	458,062	USD	380	07/06/17	(23)
JPMorgan Chase	KRW	473,488	USD	395	07/06/17	(21)
JPMorgan Chase	MYR	4,676	USD	1,050	06/20/17	(28)
JPMorgan Chase	RON	2,736	USD	640	07/19/17	(18)
JPMorgan Chase	RON	3,609	USD	860	07/19/17	(7)
JPMorgan Chase	RUB	93,195	USD	1,621	05/18/17	(11)
JPMorgan Chase	RUB	6,943	USD	120	07/10/17	—
JPMorgan Chase	RUB	34,681	USD	557	03/19/18	(16)
JPMorgan Chase	SGD	1,445	USD	1,015	05/15/17	(19)
JPMorgan Chase	TWD	5,364	USD	171	07/06/17	(7)
JPMorgan Chase	TWD	5,860	USD	184	07/06/17	(11)
JPMorgan Chase	TWD	5,885	USD	185	07/06/17	(10)
JPMorgan Chase	TWD	17,517	USD	548	07/06/17	(33)
JPMorgan Chase	TWD	20,086	USD	623	07/06/17	(44)
JPMorgan Chase	TWD	25,087	USD	782	07/06/17	(51)
JPMorgan Chase	ZAR	34,579	USD	2,476	05/18/17	(104)
Royal Bank of Canada	USD	14,428	ILS	52,863	05/23/17	176
Royal Bank of Canada	USD	3,098	NZD	4,418	05/23/17	(66)
Royal Bank of Canada	CHF	3,110	USD	3,124	05/23/17	(5)
Royal Bank of Canada	CHF	10,367	USD	10,415	05/23/17	(17)
Royal Bank of Canada	ILS	37,759	USD	10,306	05/23/17	(126)
Standard Chartered	USD	382	BRL	1,211	05/10/17	(1)
Standard Chartered	USD	383	BRL	1,211	05/10/17	(2)
Standard Chartered	USD	383	BRL	1,211	05/10/17	(2)
Standard Chartered	USD	233	BRL	757	06/09/17	3
Standard Chartered	USD	224	BRL	752	02/09/18	—
Standard Chartered	USD	445	BRL	1,495	02/09/18	1
Standard Chartered	USD	550	CAD	737	07/05/17	(10)
Standard Chartered	USD	197	COP	567,595	05/18/17	(4)
Standard Chartered	USD	101	COP	307,394	06/13/17	3
Standard Chartered	USD	1,510	CZK	37,213	05/03/17	—
Standard Chartered	USD	1,080	CZK	26,554	06/05/17	(1)
Standard Chartered	USD	247	HUF	70,989	05/05/17	—
Standard Chartered	USD	495	HUF	141,977	05/05/17	(1)
Standard Chartered	USD	2,334	HUF	686,416	05/18/17	54
Standard Chartered	USD	419	IDR	6,111,128	12/04/17	28
Standard Chartered	USD	374	IDR	5,320,671	12/15/17	14
Standard Chartered	USD	299	IDR	4,317,037	12/27/17	16
Standard Chartered	USD	311	IDR	4,464,945	12/27/17	15
Standard Chartered	USD	369	IDR	5,320,671	12/27/17	19
Standard Chartered	USD	938	IDR	13,516,580	01/05/18	46
Standard Chartered	USD	524	INR	35,873	08/16/17	28
Standard Chartered	USD	550	KRW	634,810	07/06/17	8

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 325

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Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Standard Chartered	USD	840	MXN	15,930	05/03/17	7
Standard Chartered	USD	767	MXN	14,465	05/18/17	—
Standard Chartered	USD	1,487	PLN	5,950	05/18/17	46
Standard Chartered	USD	445	RUB	25,645	07/10/17	(2)
Standard Chartered	USD	355	ZAR	4,680	07/05/17	(9)
Standard Chartered	USD	199	ZAR	2,683	07/10/17	—
Standard Chartered	BRL	10,795	USD	3,362	10/03/17	69
Standard Chartered	BRL	1,742	USD	497	02/09/18	(22)
Standard Chartered	CAD	295	USD	216	07/05/17	(1)
Standard Chartered	HUF	140,018	USD	487	05/03/17	—
Standard Chartered	HUF	154,667	USD	543	05/05/17	5
Standard Chartered	HUF	154,667	USD	537	05/05/17	(1)
Standard Chartered	HUF	70,989	USD	249	11/06/17	—
Standard Chartered	HUF	141,977	USD	498	11/06/17	1
Standard Chartered	IDR	17,045,569	USD	1,280	05/18/17	3
Standard Chartered	IDR	5,320,671	USD	369	12/15/17	(19)
Standard Chartered	INR	30,546	USD	450	08/16/17	(20)
Standard Chartered	KRW	163,921	USD	139	07/06/17	(5)
Standard Chartered	KRW	241,443	USD	200	07/06/17	(12)
Standard Chartered	KRW	250,650	USD	211	07/06/17	(10)
Standard Chartered	KRW	257,248	USD	226	07/06/17	—
Standard Chartered	PLN	2,562	USD	660	05/18/17	—
Standard Chartered	RON	832	USD	200	07/19/17	—
Standard Chartered	RUB	93,195	USD	1,621	05/18/17	(11)
Standard Chartered	SGD	1,577	USD	1,108	05/15/17	(21)
Standard Chartered	THB	13,504	USD	390	07/20/17	—
Standard Chartered	TRY	3,556	USD	1,000	05/03/17	(1)
Standard Chartered	TWD	1,552	USD	49	07/06/17	(3)
Standard Chartered	TWD	5,247	USD	163	07/06/17	(11)
Standard Chartered	TWD	8,190	USD	258	07/06/17	(14)
Standard Chartered	TWD	13,730	USD	432	07/06/17	(24)
Standard Chartered	ZAR	11,135	USD	832	05/03/17	(1)
State Street	USD	168	EUR	157	05/08/17	3
State Street	USD	291	GBP	228	05/08/17	4
State Street	USD	17	HKD	129	05/23/17	—
State Street	USD	1,293	PLN	5,000	05/04/17	(4)
State Street	USD	106	SGD	149	05/23/17	—
State Street	USD	6,082	SGD	8,647	05/23/17	108
State Street	USD	95	ZAR	1,269	05/23/17	—
State Street	CAD	690	USD	515	06/14/17	9
State Street	CHF	256	USD	256	05/08/17	(2)
State Street	DKK	6,340	USD	906	06/14/17	(25)
State Street	EUR	120,340	USD	128,554	05/08/17	(2,564)
State Street	EUR	10,704	USD	11,380	05/12/17	(285)
State Street	EUR	45,000	USD	47,777	06/14/17	(1,343)
State Street	GBP	17,159	USD	21,425	05/08/17	(802)
State Street	GBP	2,111	USD	2,630	05/12/17	(105)
State Street	GBP	6,500	USD	7,942	06/14/17	(487)
State Street	HKD	427	USD	55	05/23/17	—
State Street	SEK	130,467	USD	14,538	05/23/17	(207)
State Street	SEK	8,000	USD	904	06/14/17	(1)
State Street	SGD	146	USD	104	05/23/17	(1)
State Street	SGD	610	USD	433	06/14/17	(4)

See accompanying notes which are an integral part of the financial statements.

326 Global Opportunistic Credit Fund

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Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	ZAR	635	USD	48	05/23/17	1
UBS	USD	383	BRL	1,211	05/10/17	(2)
UBS	USD	283	BRL	917	06/09/17	3
UBS	USD	101	COP	295,324	06/13/17	(1)
UBS	USD	101	COP	297,546	06/13/17	—
UBS	USD	247	HUF	70,989	05/05/17	—
UBS	USD	495	HUF	141,977	05/05/17	(1)
UBS	USD	189	IDR	2,673,883	01/05/18	6
UBS	USD	1,488	PLN	5,950	05/18/17	45
UBS	USD	446	RUB	25,645	07/10/17	(2)
UBS	BRL	6,187	USD	1,761	02/09/18	(84)
UBS	CAD	156	USD	118	07/05/17	4
UBS	CAD	236	USD	177	07/05/17	4
UBS	CAD	886	USD	671	07/05/17	21
UBS	HUF	70,989	USD	249	11/06/17	—
UBS	HUF	141,977	USD	498	11/06/17	1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(4,234)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Bank of America	USD	54,000	1.000%	06/20/22	(2,330)
CDX Emerging Markets Index	Bank of America	USD	28,000	1.000%	06/20/22	(1,209)
CDX NA High Yield Index	Goldman Sachs	USD	23,000	5.000%	06/20/22	1,822
CDX NA High Yield Index	Goldman Sachs	USD	48,000	5.000%	06/20/22	3,806

iTraxx Europe Crossover Index	Morgan Stanley	EUR	21,000	5.000%	06/20/22	2,559
iTraxx Europe Crossover Index	Morgan Stanley	EUR	11,000	5.000%	06/20/22	1,339
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $3,530						5,987

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Fixed Income Investments
Argentina	—	26,411	—	—	26,411	1.5
Australia	—	1,711	—	—	1,711	0.1
Austria	—	923	—	—	923	0.0
Azerbaijan	—	1,981	—	—	1,981	0.1

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 327

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Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Bahrain	—	2,140	—	—	2,140	0.1
Belgium	—	1,708	—	—	1,708	0.1
Bermuda	—	3,956	—	—	3,956	0.1
Brazil	—	39,268	—	—	39,268	2.0
Canada	—	50,237	—	—	50,237	3.2
Cayman Islands	—	5,734	—	—	5,734	0.3
Chile	—	6,440	—	—	6,440	0.3
China	—	4,980	—	—	4,980	0.3
Colombia	—	25,515	—	—	25,515	1.5
Costa Rica	—	6,020	—	—	6,020	0.4
Croatia	—	5,996	—	—	5,996	0.3
Czech Republic	—	1,483	—	—	1,483	–
Denmark	—	2,632	314	—	2,946	0.1
Dominican Republic	—	10,962	—	—	10,962	0.5
Egypt	—	9,034	—	—	9,034	0.5
El Salvador	—	7,452	—	—	7,452	0.4
Ethiopia	—	988	—	—	988	0.1
Finland	—	1,093	—	—	1,093	0.1
France	—	36,320	—	—	36,320	2.2
Gabon	—	490	—	—	490	0.0
Germany	—	15,270	—	—	15,270	0.6
Ghana	—	7,126	—	—	7,126	0.3
Greece	—	2,076	—	—	2,076	0.1
Honduras	—	3,221	—	—	3,221	0.1
Hungary	—	11,930	—	—	11,930	0.7
Indonesia	—	33,440	—	—	33,440	1.8
Iraq	—	4,245	—	—	4,245	0.2
Ireland	—	7,619	—	—	7,619	0.4
Italy	—	26,239	—	—	26,239	1.6
Ivory Coast	—	1,410	—	—	1,410	0.1
Japan	—	925	—	—	925	0.1
Jersey	—	3,138	—	—	3,138	0.3
Kazakhstan	—	8,504	—	—	8,504	0.6
Kenya	—	3,081	—	—	3,081	0.2
Lebanon	—	5,236	—	—	5,236	0.3
Luxembourg	—	84,771	—	—	84,771	4.8
Malaysia	—	15,838	—	—	15,838	0.9
Mexico	—	56,506	—	—	56,506	3.0
Mongolia	—	3,302	—	—	3,302	0.2
Morocco	—	1,355	—	—	1,355	0.1
Mozambique	—	739	—	—	739	0.0

See accompanying notes which are an integral part of the financial statements.

328 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Netherlands	—	45,645	—	—	45,645	2.6
Nigeria	—	1,061	—	—	1,061	0.1
Norway	—	519	—	—	519	0.0
Pakistan	—	8,367	—	—	8,367	0.4
Panama	—	8,621	—	—	8,621	0.5
Paraguay	—	3,826	—	—	3,826	0.2
Peru	—	13,725	—	—	13,725	0.8
Philippines	—	3,212	—	—	3,212	0.2
Poland	—	22,244	—	—	22,244	1.0
Portugal	—	996	—	—	996	0.0
Romania	—	5,104	—	—	5,104	0.3
Russia	—	19,689	—	—	19,689	1.2
Serbia	—	4,927	—	—	4,927	0.3
Singapore	—	441	—	—	441	0.0
Slovenia	—	2,286	—	—	2,286	0.1
South Africa	—	27,848	—	—	27,848	1.6
Spain	—	11,293	—	—	11,293	0.6
Sri Lanka	—	7,866	—	—	7,866	0.4
Sweden	—	6,142	—	—	6,142	0.3
Switzerland	—	1,081	—	—	1,081	0.0
Thailand	—	13,987	—	—	13,987	0.8
Turkey	—	36,342	—	—	36,342	2.1
Ukraine	—	3,210	—	—	3,210	0.2
United Kingdom	—	67,965	—	—	67,965	3.8
United States	—	699,070	—	—	699,070	38.3
Uruguay	—	285	—	—	285	0.0
Venezuela, Bolivarian Republic of	—	19,143	—	—	19,143	1.1
Vietnam	—	1,639	—	—	1,639	0.1
Common Stocks
United States	$970	$17	$—	$—	$987	0.1
Preferred Stocks	5,611	—	—	—	5,611	0.3
Options Purchased	—	424	—	—	424	—
Warrants & Rights	—	—	653	—	653	—
Short-Term Investments	—	65,990	7,700	101,871	175,347	9.6
Total Investments	6,581	1,652,410	8,667	101,871	1,769,529	97.7
Other Assets and Liabilities, Net						2.3
						100.0

Other Financial Instruments
Assets
Futures Contracts	7,494	—	—	—	7,494	0.4

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 329

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Global Opportunistic Credit Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Options Written	—	—	—	—	—	—
Foreign Currency Exchange Contracts	9	4,537	—	—	4,546	0.1
Credit Default Swap Contracts	—	9,526	—	—	9,526	0.5
A
Liabilities
Futures Contracts	(2,790)	—	—	—	(2,790)	(0.1)
Options Written	—	(47)	—	—	(47)	—
Foreign Currency Exchange Contracts	(13)	(8,767)	—	—	(8,780)	(0.3)
Credit Default Swap Contracts	—	(3,539)	—	—	(3,539)	(0.2)
Total Other Financial Instruments*	$4,700	$1,710	$—	$—	$6,410

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2017, were less than 1% of net assets.
d

See accompanying notes which are an integral part of the financial statements.

330 Global Opportunistic Credit Fund

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Global Opportunistic Credit Fund

Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$—	$424	$—
Unrealized appreciation on foreign currency exchange contracts	—	4,546	—
Variation margin on futures contracts**	—	—	7,494
Credit default swap contracts, at fair value	9,526	—	—
Total	$9,526	$4,970	$7,494

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$—	$—	$2,790
Unrealized depreciation on foreign currency exchange contracts	—	8,780	—
Options written, at fair value	—	47	—
Credit default swap contracts, at fair value	3,539	—	—
Total	$3,539	$8,827	$2,790
		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$—	$89	$—
Futures contracts	—	—	(20,162)
Options written	—	(91)	—
Credit default swap contracts	8,309	—	—
Foreign currency-related transactions****	—	4,017	—
Total	$8,309	$4,015	$(20,162)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments*****	$—	$167	$—
Futures contracts	—	—	4,444
Options written	—	(16)	—
Credit default swap contracts	1,632	—	—
Foreign currency-related transactions******	—	(8,180)	—
Total	$1,632	$(8,029)	$4,444

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Schedule of Investments.
**** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
****** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 331

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Global Opportunistic Credit Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$424	$ — $	424
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	4,546	—	4,554
Futures Contracts	Variation margin on futures contracts	940	—	940
Credit Default Swap Contracts	Credit default swap contracts, at fair value	9,526	—	9,526
Total Financial and Derivative Assets		15,436	—	15,436
Financial and Derivative Assets not subject to a netting agreement		(10,468)	—	(10,468)
Total Financial and Derivative Assets subject to a netting agreement		$4,968	$ — $	4,968

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$1,379	$370	$—	$ 1,009
Bank of Montreal	161	161	—	—
Bank of New York	421	279	—	142
Barclays	866	419	—	447
Citigroup	571	267	—	304
JPMorgan Chase	822	762	—	60
Royal Bank of Canada	176	176	—	—
Standard Chartered	361	—	—	361
State Street	125	125	—	—
UBS	86	86	—	—
Total	$4,968	$2,645	$—	$ 2,323

See accompanying notes which are an integral part of the financial statements.

332 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$32	$ — $	32
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	8,780	—	8,788
Options Written Contracts	Options written, at fair value	47	—	47
Credit Default Swap Contracts	Credit default swap contracts, at fair value	3,539	—	3,539
Total Financial and Derivative Liabilities		12,398	—	12,398
Financial and Derivative Liabilities not subject to a netting agreement		(3,578)	—	(3,578)
Total Financial and Derivative Liabilities subject to a netting agreement		$8,820	$ — $	8,820

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$370	$370	$—	$ —
Bank of Montreal	341	161	—	180
Bank of New York	279	279	—	—
Barclays	419	419	—	—
Citigroup	300	267	—	33
HSBC	9	—	—	9
JPMorgan Chase	762	762	—	—
Royal Bank of Canada	214	176	—	38
Standard Chartered	208	—	—	208
State Street	5,826	125	—	5,701
UBS	92	86	—	6
Total	$8,820	$2,645	$—	$ 6,175

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 333

Russell Investment Company
Global Opportunistic Credit Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,752,930
Investments, at fair value(>)	1,769,529
Cash (restricted)(a)(b)	26,712
Foreign currency holdings(^)	2,912
Unrealized appreciation on foreign currency exchange contracts	4,546
Receivables:
Dividends and interest	23,997
Dividends from affiliated funds	74
Investments sold	15,593
Fund shares sold	1,734
Foreign capital gains taxes recoverable	220
Investments matured(<)	3,521
Variation margin on futures contracts	940
Prepaid expenses	20
Credit default swap, contracts, at fair value(+)	9,526
Total assets	1,859,324

Liabilities
Payables:
Due to custodian	267
Due to broker (c)	6,562
Investments purchased	18,142
Fund shares redeemed	1,669
Accrued fees to affiliates	1,174
Other accrued expenses	676
Variation margin on futures contracts	32
Deferred capital gains tax liability	249
Unfunded loan commitment	2,182
Unrealized depreciation on foreign currency exchange contracts	8,780
Options written, at fair value(x)	47
Credit default swap, contracts, at fair value(+)	3,539
Total liabilities	43,319
Commitments and Contingencies (1)

Net Assets	$1,816,005

(1) See note 9 in the Notes to Financial Statements for a detailed description of commitments and contingencies.

See accompanying notes which are an integral part of the financial statements.

334 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$9,186
Accumulated net realized gain (loss)	(69,432)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	16,350
Futures contracts	4,704
Options written	(16)
Credit default swap contracts	2,457
Investments matured	(179)
Foreign currency-related transactions	(4,195)
Other investments	260
Shares of beneficial interest	1,849
Additional paid-in capital	1,855,021
Net Assets	$1,816,005

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$9.79
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$10.17
Class A — Net assets	$5,525,036
Class A — Shares outstanding ($.01 par value)	564,590
Net asset value per share: Class C(#)	$9.73
Class C — Net assets	$7,543,059
Class C — Shares outstanding ($.01 par value)	774,971
Net asset value per share: Class E(#)	$9.83
Class E — Net assets	$601,246
Class E — Shares outstanding ($.01 par value)	61,179
Net asset value per share: Class S(#)	$9.82
Class S — Net assets	$ 1,229,732,717
Class S — Shares outstanding ($.01 par value)	125,220,448
Net asset value per share: Class T(#)	$9.81
Class T — Net assets	$1,824,562
Class T — Shares outstanding ($.01 par value)	185,919
Net asset value per share: Class Y(#)	$9.82
Class Y — Net assets	$570,778,137
Class Y — Shares outstanding ($.01 par value)	58,104,485
Amounts in thousands
(^) Foreign currency holdings - cost	$3,022
(x) Premiums received on options written	$31
(+) Credit default swap contracts - premiums paid (received)	$3,530
(<) Investments matured - cost	$3,700
(>) Investments in affiliates, U.S. Cash Management Fund	$101,871

(a) Cash Collateral for Futures	$13,300
(b) Cash Collateral for Swaps	$13,412
(c) Due to Broker for Swaps	$6,562
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 335

Russell Investment Company
Global Opportunistic Credit Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$230
Dividends from affiliated funds	525
Interest	58,158
Less foreign taxes withheld	(219)
Total investment income	58,694

Expenses
Advisory fees	9,634
Administrative fees	465
Custodian fees	395
Distribution fees - Class A	7
Distribution fees - Class C	29
Transfer agent fees - Class A	5
Transfer agent fees - Class C	8
Transfer agent fees - Class E	16
Transfer agent fees - Class S	1,305
Transfer agent fees - Class T	—**
Transfer agent fees - Class Y	13
Professional fees	79
Registration fees	63
Shareholder servicing fees - Class C	10
Shareholder servicing fees - Class E	20
Trustees’ fees	31
Printing fees	103
Miscellaneous	11
Expenses before reductions	12,194
Expense reductions	(3,921)
Net expenses	8,273
Net investment income (loss)	50,421

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(200)
Futures contracts	(20,162)
Options written	(91)
Credit default swap contracts	8,309
Foreign currency-related transactions	4,258
Net realized gain (loss)	(7,886)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	28,140
Futures contracts	4,444
Options written	(16)
Credit default swap contracts	1,632
Investment matured	(179)
Foreign currency-related transactions	(7,912)
Other investments	260
Net change in unrealized appreciation (depreciation)	26,369
Net realized and unrealized gain (loss)	18,483
Net Increase (Decrease) in Net Assets from Operations	$68,904

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

336 Global Opportunistic Credit Fund

Russell Investment Company
Global Opportunistic Credit Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$50,421	$91,952
Net realized gain (loss)	(7,886)	(48,754)
Net change in unrealized appreciation (depreciation)	26,369	118,457
Net increase (decrease) in net assets from operations	68,904	161,655

Distributions
From net investment income
Class A	(133)	(166)
Class C	(174)	(209)
Class E	(676)	(1,012)
Class S	(35,734)	(38,691)
Class T	(—)**	—
Class Y	(16,387)	(20,917)
Net decrease in net assets from distributions	(53,104)	(60,995)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(232,966)	183,363
Total Net Increase (Decrease) in Net Assets	(217,166)	284,023

Net Assets
Beginning of period	2,033,171	1,749,148
End of period	$1,816,005	$2,033,171
Undistributed (overdistributed) net investment income included in net assets	$9,186	$11,869

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 337

Russell Investment Company
Global Opportunistic Credit Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	56	$544	145	$1,302
Proceeds from reinvestment of distributions	14	129	17	160
Payments for shares redeemed	(73)	(700)	(126)	(1,162)
Net increase (decrease)	(3)	(27)	36	300
Class C
Proceeds from shares sold	43	410	135	1,261
Proceeds from reinvestment of distributions	19	173	22	208
Payments for shares redeemed	(137)	(1,293)	(379)	(3,448)
Net increase (decrease)	(75)	(710)	(222)	(1,979)
Class E
Proceeds from shares sold	113	1,059	942	9,013
Proceeds from reinvestment of distributions	71	668	105	976
Payments for shares redeemed	(3,867)	(36,693)	(703)	(6,491)
Net increase (decrease)	(3,683)	(34,966)	344	3,498
Class S
Proceeds from shares sold	19,389	184,798	56,493	536,344
Proceeds from reinvestment of distributions	3,767	35,585	4,134	38,476
Payments for shares redeemed	(36,930)	(352,911)	(42,189)	(387,333)
Net increase (decrease)	(13,774)	(132,528)	18,438	187,487
Class T(1)
Proceeds from shares sold	186	1,805	—	—
Payments for shares redeemed	(—)**	(2)	—	—
Net increase (decrease)	186	1,803	—	—
Class Y
Proceeds from shares sold	1,711	16,280	14,649	136,113
Proceeds from reinvestment of distributions	1,734	16,387	2,254	20,914
Payments for shares redeemed	(10,349)	(99,205)	(17,741)	(162,970)
Net increase (decrease)	(6,904)	(66,538)	(838)	(5,943)
Total increase (decrease)	(24,253)	$(232,966)	17,758	$183,363

**     Less than 500 shares.
(1) For the period March 17, 2017 (commencement of operations) to April 30, 2017.

See accompanying notes which are an integral part of the financial statements.

338 Global Opportunistic Credit Fund

(This page intentionally left blank)

Russell Investment Company
Global Opportunistic Credit Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2017*	9.69	.23	.11	.34	(.24)	—
October 31, 2016	9.11	.46	.42	.88	(.30)	—
October 31, 2015	9.97	.49	(.82)	(.33)	(.47)	(.06)
October 31, 2014	10.18	.46	(.15)	.31	(.45)	(.07)
October 31, 2013	10.47	.52	(.17)	.35	(.57)	(.07)
October 31, 2012	10.32	.58	.67	1.25	(1.10)	—

Class C
April 30, 2017*	9.64	.20	.10	.30	(.21)	—
October 31, 2016	9.06	.39	.42	.81	(.23)	—
October 31, 2015	9.93	.41	(.81)	(.40)	(.41)	(.06)
October 31, 2014	10.14	.39	(.15)	.24	(.38)	(.07)
October 31, 2013	10.44	.42	(.15)	.27	(.50)	(.07)
October 31, 2012	10.25	.51	.67	1.18	(.99)	—

Class E
April 30, 2017*	9.70	.23	.11	.34	(.21)	—
October 31, 2016	9.12	.46	.42	.88	(.30)	—
October 31, 2015	9.99	.49	(.83)	(.34)	(.47)	(.06)
October 31, 2014	10.20	.46	(.15)	.31	(.45)	(.07)
October 31, 2013	10.49	.52	(.17)	.35	(.57)	(.07)
October 31, 2012	10.32	.59	.67	1.26	(1.09)	—

Class S
April 30, 2017*	9.72	.25	.10	.35	(.25)	—
October 31, 2016	9.14	.49	.41	.90	(.32)	—
October 31, 2015	10.00	.51	(.81)	(.30)	(.50)	(.06)
October 31, 2014	10.21	.49	(.15)	.34	(.48)	(.07)
October 31, 2013	10.50	.54	(.16)	.38	(.60)	(.07)
October 31, 2012	10.35	.62	.66	1.28	(1.13)	—

Class T
April 30, 2017(10)	9.60	.06	.16	.22	(.01)	—

Class Y
April 30, 2017*	9.72	.25	.11	.36	(.26)	—
October 31, 2016	9.14	.49	.42	.91	(.33)	—
October 31, 2015	10.00	.52	(.82)	(.30)	(.50)	(.06)
October 31, 2014	10.22	.50	(.17)	.33	(.48)	(.07)
October 31, 2013	10.51	.56	(.17)	.39	(.61)	(.07)
October 31, 2012	10.36	.63	.66	1.29	(1.14)	—

See accompanying notes which are an integral part of the financial statements.

340 Global Opportunistic Credit Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(l)	Net Assets(d)(e)	Turnover Rate(b)(k)

(.24)	9.79	3.65	5,525	1.57	1.13	4.97	32
(.30)	9.69	9.81	5,501	1.58	1.14	5.02	68
(.53)	9.11	(3.35)	4,849	1.58	1.15	5.18	98
(.52)	9.97	3.15	5,745	1.57	1.17	4.61	80
(.64)	10.18	3.48	8,273	1.59	1.20	5.12	85
(1.10)	10.47	13.09	8,857	1.57	1.20	5.67	109

(.21)	9.73	3.21	7,543	2.32	1.88	4.21	32
(.23)	9.64	9.03	8,192	2.33	1.89	4.27	68
(.47)	9.06	(4.14)	9,711	2.32	1.90	4.40	98
(.45)	9.93	2.41	13,224	2.32	1.92	3.86	80
(.57)	10.14	2.65	12,184	2.34	1.95	4.34	85
(.99)	10.44	12.33	6,918	2.32	1.95	4.94	109

(.21)	9.83	3.66	601	1.55	1.11	4.99	32
(.30)	9.70	9.80	36,334	1.58	1.14	5.00	68
(.53)	9.12	(3.44)	31,022	1.58	1.15	5.22	98
(.52)	9.99	3.16	29,115	1.57	1.17	4.59	80
(.64)	10.20	3.42	15,856	1.59	1.20	5.09	85
(1.09)	10.49	13.18	13,165	1.57	1.20	5.75	109

(.25)	9.82	3.77	1,229,733	1.32	.88	5.22	32
(.32)	9.72	10.05	1,351,075	1.33	.89	5.23	68
(.56)	9.14	(3.11)	1,101,648	1.33	.90	5.45	98
(.55)	10.00	3.41	1,082,505	1.32	.92	4.86	80
(.67)	10.21	3.72	590,280	1.34	.95	5.33	85
(1.13)	10.50	13.37	457,523	1.32	.95	6.00	109

(.01)	9.81	2.24	1,825	1.34	.83	4.80	32

(.26)	9.82	3.81	570,778	1.12	.80	5.29	32
(.33)	9.72	10.13	632,069	1.14	.81	5.34	68
(.56)	9.14	(3.04)	601,918	1.13	.82	5.56	98
(.55)	10.00	3.39	458,277	1.12	.84	4.92	80
(.68)	10.22	3.76	315,477	1.14	.86	5.43	85
(1.14)	10.51	13.43	308,114	1.13	.85	6.11	109

See accompanying notes which are an integral part of the financial statements.

Global Opportunistic Credit Fund 341

Russell Investment Company
Global Opportunistic Credit Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended October 31, 2016 were as follows:
Advisory fees	$1,008,660
Administration fees	72,003
Distribution fees	5,781
Shareholder servicing fees	1,686
Transfer agent fees	83,638
Trustee fees	2,689
$1,174,457

Transactions (amounts in thousands) during the period ended October 31, 2016 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U.S. Cash Management Fund	$171,871	$847,285	$917,266	$—	$ (19)	$ 101,871	$525	$—
	$171,871	$847,285	$917,266	$—	$ (19)	$ 101,871	$525	$—

Federal Income Taxes (Unaudited)

At October 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$1,758,528,013
Unrealized Appreciation	$41,944,367
Unrealized Depreciation	(30,943,214)
Net Unrealized Appreciation (Depreciation)	$11,001,153

See accompanying notes which are an integral part of the financial statements.

342 Global Opportunistic Credit Fund

Russell Investment Company
Unconstrained Total Return Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2016	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2017	$1,012.60	$1,018.99
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$5.84	$5.86

Fund is from November 1, 2016 to April 30, 2017.	* Expenses are equal to the Fund's annualized expense ratio of 1.17%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2017	$1,009.00	$1,015.27
	Expenses Paid During Period*	$9.56	$9.59
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.92%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2016	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2017	$1,012.60	$1,018.99
of other funds.	Expenses Paid During Period*	$5.84	$5.86

* Expenses are equal to the Fund's annualized expense ratio of 1.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Unconstrained Total Return Fund 343

Russell Investment Company
Unconstrained Total Return Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,014.00	$1,020.23
Expenses Paid During Period*	$4.59	$4.61

* Expenses are equal to the Fund's annualized expense ratio of 0.92%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class T	Performance	expenses)
Beginning Account Value
March 17, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,010.60	$1,020.73
Expenses Paid During Period*	$1.02	$4.11

* Expenses are equal to the Fund's annualized expense ratio of 0.82%
(representing the 45-day period annualized), multiplied by the average account value over the period, multiplied by 45/365 (to reflect the period since commencement of operations). May reflect amounts waived and/or reimbursed.
Without any waivers and/or reimbursements, expenses would have been higher.
Hypothetical expenses are equal to the Fund’s annualized expense ratio of
0.82% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the on-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,014.80	$1,021.22
Expenses Paid During Period*	$3.60	$3.61

* Expenses are equal to the Fund's annualized expense ratio of 0.72%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

344 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Long-Term Investments - 67.1%			5.500% due 04/15/24 (Þ)	216	218
Asset-Backed Securities - 0.2%			Cable One, Inc.
GSAA Home Equity Trust			5.750% due 06/15/22 (Þ)	1,950	2,043
Series 2005-15 Class 2A2			CBS Radio, Inc.
1.021% due 01/25/36 (Ê)	839	578	7.250% due 11/01/24 (Þ)	200	218
			CCO Holdings LLC / CCO Holdings
Morgan Stanley ABS Capital I, Inc. Trust			Capital Corp.
Series 2004-NC1 Class M2			5.250% due 03/15/21	1,750	1,803
3.096% due 12/27/33 (Ê)	520	516	Cedar Fair LP/Canada's Wonderland
		1,094	Co./Magnum Management
Corporate Bonds and Notes - 23.5%			Corp./Mellennium Operations LLC
			5.375% due 04/15/27 (Þ)	74	76
Acadia Healthcare Co., Inc.			Cedar Fair, LP / Canada's Wonderland
5.125% due 07/01/22	1,700	1,719	Co. / Magnum Management Corp.
ACI Worldwide, Inc.			5.250% due 03/15/21	1,000	1,027
6.375% due 08/15/20 (Þ)	2,500	2,566	Centene Corp.
ADT Corp. (The)			4.750% due 01/15/25	289	294
6.250% due 10/15/21	2,250	2,468
3.500% due 07/15/22	1,500	1,451	Series WI
AECOM Global II LLC / URS Fox US,			5.625% due 02/15/21	1,500	1,577
LP			CenturyLink, Inc.
5.000% due 04/01/22	3,023	3,067	Series S
Aircastle, Ltd.			6.450% due 06/15/21	650	702
5.125% due 03/15/21	1,600	1,706	Series V
5.500% due 02/15/22	1,000	1,083	5.625% due 04/01/20	1,500	1,592
Alere, Inc.			Churchill Downs, Inc.
7.250% due 07/01/18	2,000	2,020	5.375% due 12/15/21	2,500	2,603
Alliance Data Systems Corp.			CIT Group, Inc.
6.375% due 04/01/20 (Þ)	2,000	2,033	3.875% due 02/19/19	750	771
Series 144a			CNH Industrial Capital LLC
5.875% due 11/01/21 (Þ)	500	518	4.375% due 04/05/22	500	510
Ally Financial, Inc.			Series WI
3.250% due 11/05/18	1,750	1,768	3.375% due 07/15/19	1,000	1,014
AMC Entertainment Holdings, Inc.			CNO Financial Group, Inc.
5.875% due 02/15/22	3,000	3,134	4.500% due 05/30/20	2,000	2,070
American Airlines Group, Inc.			CommScope, Inc.
4.625% due 03/01/20 (Þ)	1,000	1,018	5.000% due 06/15/21 (Þ)	3,000	3,082
American Equity Investment Life			Crown Americas LLC / Crown Americas
Holding Co.			Capital Corp. V
6.625% due 07/15/21	1,000	1,039	4.250% due 09/30/26 (Þ)	200	196
Amsted Industries, Inc.			CSC Holdings LLC
5.000% due 03/15/22 (Þ)	2,250	2,306	5.500% due 04/15/27 (Þ)	375	388
Amsurg Corp.			DaVita HealthCare Partners, Inc.
5.625% due 07/15/22	1,500	1,547	5.750% due 08/15/22	2,250	2,332
			Diamond 1 Finance Corp. / Diamond 2
Anixter, Inc.			Finance Corp
5.625% due 05/01/19	1,000	1,045	5.875% due 06/15/21 (Þ)	200	212
Antero Resources Corp.			7.125% due 06/15/24 (Þ)	225	249
5.375% due 11/01/21	1,750	1,807
			Edgewell Personal Care Co.
Arconic, Inc.			4.700% due 05/19/21	1,500	1,590
5.400% due 04/15/21	1,750	1,877
			Envision Healthcare Corp.
Ashland, Inc.			6.250% due 12/01/24 (Þ)	106	112
4.750% due 08/15/22	1,000	1,043
Avis Budget Car Rental LLC / Avis			Equinix, Inc.
Budget Finance, Inc.			5.375% due 01/01/22	1,000	1,058
6.375% due 04/01/24 (Þ)	200	200	Fidelity & Guaranty Life Holdings, Inc.
B&G Foods, Inc.			6.375% due 04/01/21 (Þ)	2,250	2,306
4.625% due 06/01/21	2,000	2,037	Fresenius Medical Care US Finance II,
			Inc.
Ball Corp.			4.125% due 10/15/20 (Þ)	1,500	1,541
4.375% due 12/15/20	750	789
			Gartner, Inc.
BWAY Holding Co.

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 345

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.125% due 04/01/25 (Þ)	138	143	Morgan Stanley
Genesys Telecommunications			2.003% due 01/24/19 (Ê)	600	605
Laboratories, Inc./Greeneden Lux 3			MPT Operating Partnership, LP / MPT
Sarl/Greeneden US Ho			Finance Corp.
10.000% due 11/30/24 (Þ)	145	161	6.375% due 02/15/22	1,250	1,292
GLP Capital, LP / GLP Financing II, Inc.			NAI Entertainment Holdings / NAI
4.875% due 11/01/20	700	746	Entertainment Holdings Finance
4.375% due 04/15/21	1,000	1,048	Corp.
Graphic Packaging International, Inc.			5.000% due 08/01/18 (Þ)	500	504
4.750% due 04/15/21	500	523	Netflix, Inc.
Gray Television, Inc.			5.375% due 02/01/21	750	803
5.125% due 10/15/24 (Þ)	450	451	5.500% due 02/15/22	1,500	1,605
HCA, Inc.			Nexstar Escrow Corp.
3.750% due 03/15/19	1,999	511	5.625% due 08/01/24 (Þ)	200	205
			Nielsen Finance LLC / Nielsen Finance
Hologic, Inc.			Co.
5.250% due 07/15/22 (Þ)	2,250	2,371	5.000% due 04/15/22 (Þ)	2,650	2,727
Hospitality Properties Trust			Nuance Communications, Inc.
4.250% due 02/15/21	1,000	1,042	5.375% due 08/15/20 (Þ)	300	306
HRG Group, Inc.			Orbital ATK, Inc.
7.875% due 07/15/19	2,000	2,080	Series WI
Hughes Satellite Systems Corp.			5.250% due 10/01/21	650	673
6.500% due 06/15/19	1,000	1,081
7.625% due 06/15/21	1,500	1,694	Oshkosh Corp.
			5.375% due 03/01/22	575	598
Icahn Enterprises LP / Icahn Enterprises			Outfront Media Capital LLC / Outfront
Finance Corp.			Media Capital Corp.
6.250% due 02/01/22 (Þ)	159	165
6.750% due 02/01/24 (Þ)	159	166	Series WI
			5.250% due 02/15/22	2,000	2,078
Infor US, Inc.			Pattern Energy Group, Inc.
5.750% due 08/15/20 (Þ)	500	522	5.875% due 02/01/24 (Þ)	34	35
International Game Technology PLC			Penn National Gaming, Inc.
5.625% due 02/15/20 (Þ)	2,000	2,103	5.625% due 01/15/27 (Þ)	34	34
Iron Mountain US Holdings, Inc.			Pinnacle Entertainment, Inc.
5.375% due 06/01/26 (Þ)	125	127	5.625% due 05/01/24 (Þ)	449	464
Iron Mountain, Inc.			Provident Funding Associates, LP / PFG
6.000% due 10/01/20 (Þ)	500	523	Finance Corp.
4.375% due 06/01/21 (Þ)	1,625	1,686	6.750% due 06/15/21 (Þ)	857	878
Isle of Capri Casinos, Inc.			Rackspace Hosting, Inc.
5.875% due 03/15/21	450	465	1.000% due 10/26/23 (Ê)	499	502
Kinetic Concepts, Inc. / KCI USA, Inc.			Radio One, Inc.
7.875% due 02/15/21 (Þ)	1,400	1,493	7.375% due 04/15/22 (Þ)	275	287
Krayton Polymars LLC / Krayton			Regal Entertainment Group
Polymars Capital Co.			5.750% due 03/15/22	2,000	2,090
7.000% due 04/15/25 (Þ)	35	37
			Reynolds Group Issuer, Inc.
Ladder Capital Finance Holdings LLLP			4.658% due 07/15/21 (Ê)(Þ)	650	665
5.250% due 03/15/22 (Þ)	2,500	2,566	Reynolds Group Issuer, Inc. / Reynolds
Leidos Holdings, Inc.			Group Issuer LLC / Reynolds Group
4.450% due 12/01/20	700	729	Issuer Lu
Level 3 Financing, Inc.			5.750% due 10/15/20	1,000	1,030
Series WI			SBA Communications Corp.
6.125% due 01/15/21	350	362	Series WI
Level 3 Financing, Inc. Term Loan B			4.875% due 07/15/22	875	901
3.304% due 02/22/24 (Ê)	1,500	1,504	Scientific Games International, Inc.
LifePoint Health, Inc.			5.037% due 10/01/21 (Ê)	2,087	2,117
5.500% due 12/01/21	2,475	2,555	Service Corp. International
Lions Gate Entertainment Corp.			5.375% due 01/15/22	1,750	1,805
5.875% due 11/01/24 (Þ)	39	40	Silgan Holdings, Inc.
MGM Resorts International			5.000% due 04/01/20	280	284
5.250% due 03/31/20	2,500	2,643	Sinclair Television Group, Inc.

See accompanying notes which are an integral part of the financial statements.

346 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.375% due 04/01/21	2,000	2,058	4.289% due 05/15/21 (Ê)(Þ)	1,250	1,277
Sirius XM Radio, Inc.			Cogeco Communications, Inc.
4.250% due 05/15/20 (Þ)	750	758	4.875% due 05/01/20 (Þ)	2,000	2,048
Six Flags Entertainment Corp.			Commonwealth Bank of Australia
5.250% due 01/15/21 (Þ)	2,000	2,053	Series REGS
Starwood Property Trust, Inc.			1.674% due 11/07/19 (Ê)	600	604
5.000% due 12/15/21 (Þ)	2,000	2,085	Delta 2 Lux Sarl Covenant-Lite Term
Station Casinos LLC			Loan B3
7.500% due 03/01/21	750	781	4.750% due 07/30/21 (Ê)	750	751
			FMG Resources Pty, Ltd. Covenant-Lite
Symantec Corp.			1st Lien Term Loan B
4.200% due 09/15/20	2,000	2,082	3.750% due 06/30/19	863	869
Tech Data Corp.			Four Seasons Hotels, Ltd. 1st Lien Term
3.700% due 02/15/22	1,000	1,015	Loan B
TEGNA, Inc.			1.000% due 06/27/20 (Ê)(v)	499	504
5.125% due 10/15/19	600	615	Harbourview CLO VII, Ltd.
4.875% due 09/15/21 (Þ)	1,900	1,962	Series 2014-7A Class E
Tenet Healthcare Corp.			6.039% due 11/18/26 (Ê)(Þ)	250	236
6.000% due 10/01/20	2,250	2,368	Hyperion Insurance Group, Ltd. Term
Tesoro Logistics, LP / Tesoro Logistics			Loan B
Finance Corp.			5.564% due 04/29/22 (Ê)	523	524
Series WI			IHO Verwaltungs GmbH
5.500% due 10/15/19	250	265	4.125% due 09/15/21 (Þ)	1,300	1,318
T-Mobile USA, Inc.			International Automotive Components
4.000% due 04/15/22	2,700	2,762	Group SA
TransDigm, Inc.			9.125% due 06/01/18 (Þ)	475	462
5.500% due 10/15/20	1,500	1,534	Lincoln Finance, Ltd.
			7.375% due 04/15/21 (Þ)	1,000	1,066
TreeHouse Foods, Inc.			Mallinckrodt International Finance SA /
4.875% due 03/15/22	895	926	Mallinckrodt CB LLC
Tribune Media Co.			5.625% due 10/15/23 (Þ)	375	358
Series WI			Mallinckrodt International Finance SA
5.875% due 07/15/22	2,500	2,625	1st Lien Term Loan B
United Continental Holdings, Inc.			3.814% due 09/24/24	1,000	999
6.000% due 12/01/20	1,889	2,026	MidOcean Credit CLO III
Vertiv Group Corp.			Series 2014-3A Class E
9.250% due 10/15/24 (Þ)	200	215	5.947% due 07/21/26 (Ê)(Þ)	275	262
ViaSat, Inc.			Mondelez International Holdings
6.875% due 06/15/20	2,625	2,677	Netherlands BV
			2.000% due 10/28/21 (Þ)	175	170
Wells Fargo & Co.
1.613% due 04/22/19 (Ê)	600	602	Mood Media Corp. Term Loan
			7.000% due 05/01/19 (Ê)	373	372
WESCO Distribution, Inc.			Numericable US LLC 1st Lien Term
5.375% due 06/15/24	98	101	Loan B11
Yum! Brands, Inc.			3.907% due 06/22/25	1,000	995
3.750% due 11/01/21	600	611	Open Text Corp.
Zayo Group LLC / Zayo Capital Co.			5.875% due 06/01/26 (Þ)	78	83
5.750% due 01/15/27 (Þ)	85	90	Park Aerospace Holdings, Ltd.
		150,061	5.250% due 08/15/22 (Þ)	2,562	2,707
International Debt - 4.1%			5.500% due 02/15/24 (Þ)	39	41
1011778 B.C. Unlimited Liability Co.			Rexel SA
1st Lien Term Loan B			5.250% due 06/15/20 (Þ)	330	338
3.302% due 02/17/24 (Ê)	2,494	2,494
1011778 BC ULC / New Red Finance,			Ritchie Bros. Auctioneers, Inc.
Inc.			5.375% due 01/15/25 (Þ)	250	258
4.625% due 01/15/22 (Þ)	2,850	2,937	SS&C Technologies, Inc. 1st Lien Term
AerCap Ireland Capital DAC / AerCap			Loan B2
Global Aviation Trust			3.307% due 07/08/22	44	44
4.250% due 07/01/20	750	784	Travelport Finance (Luxembourg) Sarl
Ardagh Packaging Finance PLC /			1st Lien Term Loan C
Ardagh Holdings USA, Inc.			4.265% due 09/02/21 (Ê)	497	501

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 347

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Valeant Pharmaceuticals International,			Avolon Holdings, Ltd. Term Loan B
Inc.			3.743% due 01/13/22	125	127
6.500% due 03/15/22 (Þ)	173	177	Bass Pro Group LLC 1st Lien Term
7.000% due 03/15/24 (Þ)	161	164	Loan B
Videotron, Ltd.			6.147% due 12/16/23 (Ê)	475	462
5.000% due 07/15/22	2,000	2,120	BBB Industries LLC 1st Lien Term Loan
Wind Acquisition Finance SA			6.034% due 11/03/21 (Ê)	500	501
4.750% due 07/15/20 (Þ)	575	584	Berry Plastics Corp. 1st Lien Term
Zais CLO 5, Ltd.			Loan I
Series 2016-2A Class C			3.493% due 10/01/22 (Ê)	1,598	1,608
5.216% due 10/15/28 (Ê)(Þ)	300	303	BioScrip, Inc. Term Loan B
			6.500% due 07/31/20 (Ê)(Þ)	484	475
		26,350	BJ's Wholesale Club, Inc. 2nd Lien Term
Loan Agreements - 16.6%			Loan
ABG Intermediate Holdings 2 LLC 1st			8.525% due 01/27/25 (Ê)	250	250
Lien Term Loan B1
5.052% due 05/27/21 (Ê)	248	249	BJ's Wholesale Club, Inc. Term Loan
			4.750% due 01/27/24 (Ê)	500	498
Acrisure LLC Term Loan B			Brickman Group, Ltd. LLC (The) 1st
6.147% due 10/28/23	375	376	Lien Term Loan B
Active Network, Inc. 1st Lien Term Loan			4.000% due 12/18/20 (Ê)	1,296	1,300
6.000% due 11/15/20	249	250	BWAY Holding Co. Term Loan B
Advanced Disposal Services, Inc. Term			4.233% due 03/22/24	1,250	1,242
Loan B3
3.500% due 11/10/23 (Ê)	871	878	Cable One, Inc. Term Loan B
			3.430% due 04/05/24	500	503
Air Methods Corp. Term Loan B			Caesars Entertainment Corp. 1st Lien
4.572% due 04/05/24	1,250	1,249	Term Loan B
Alliant Holdings Intermediate LLC Term			7.000% due 10/11/20 (Ê)	1,990	1,993
Loan B			Capital Automotive LP 1st Lien Term
4.416% due 08/14/22 (Ê)	364	365	Loan
Altice Financing SA Term Loan B			4.000% due 03/17/24	250	252
3.908% due 06/21/25	1,000	999	Capital Automotive LP 2nd Lien Term
American Airlines, Inc. Term Loan B			Loan
2.993% due 06/26/20	250	250	7.151% due 03/24/25 (Ê)	250	255
3.276% due 04/28/23 (Ê)	248	248	Casablanca US Holdings, Inc. 1st Lien
			Term Loan
AP Gaming I LLC 1st Lien Term Loan B			5.538% due 02/21/24 (Ê)	1,500	1,493
9.250% due 12/20/20 (Ê)	495	498
Arbor Pharmaceuticals, Inc. Term Loan			CBS Radio, Inc. Term Loan B
B			4.500% due 10/17/23 (Ê)	1,136	1,144
6.147% due 06/28/23	495	504	CCC Information Services, Inc. 1st Lien
			Term Loan
Artic Glacier USA, Inc. Term Loan B			4.040% due 03/29/24	750	746
5.250% due 03/14/24	1,000	1,012
			CH Hold Corp. 1st Lien Term Loan
AssuredPartners, Inc. Term Loan B			1.500% due 02/01/24 (Ê)	40	40
5.292% due 10/21/22 (Ê)	998	1,003
			CH Hold Corp. 1st Lien Term Loan B
Asurion LLC 1st Lien Term Loan B4			4.000% due 02/01/24 (Ê)	402	404
4.250% due 08/04/22 (Ê)	980	986
			CH Hold Corp. 2nd Lien Term Loan B
Asurion LLC Term Loan B5			8.285% due 02/01/25 (Ê)	125	127
4.750% due 11/01/23 (Ê)	123	124	Change Healthcare Holdings LLC 1st
Atotech BV Term Loan B1			Lien Term Loan B
4.146% due 01/24/24	375	377	3.750% due 03/01/24 (Ê)	1,000	1,003
Avantor Performance Materials LLC 1st			Charcoal Holdings LLC 1st Lien Term
Lien Term Loan			Loan
5.000% due 03/07/24	240	242	0.057% due 07/03/23	996	1,002
Avantor Performance Materials LLC 2nd			Charter Communications Operating LLC
Lien Term Loan			1st Lien Term Loan H
9.250% due 03/07/25	250	251	2.997% due 01/15/22 (Ê)	1,490	1,495
Avantor Performance Materials LLC			Checkout Holding Corp. Covenant-Lite
Term Loan			1st Lien Term Loan B
9.250% due 03/08/24	10	10	4.500% due 04/09/21 (Ê)	244	223
Avaya, Inc. Term Loan B7			Chemours Co. (The) Term Loan B
6.314% due 05/29/20 (Ê)	1,733	1,445	3.490% due 05/12/22	257	259

See accompanying notes which are an integral part of the financial statements.

348 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
CHS/Community Health Systems, Inc.			ESH Hospitality, Inc. Term Loan B
1st Lien Term Loan G			3.539% due 08/30/23 (Ê)	498	500
3.750% due 12/31/19 (Ê)	973	969	First Data Corp. Term Loan
Cision, Inc. Term Loan B			3.775% due 07/10/22 (Ê)	1,750	1,759
7.000% due 05/12/23	994	1,000
Commercial Barge Line Co. 1st Lien			FPC Holdings, Inc. 1st Lien Term Loan
Term Loan			5.250% due 11/27/19 (Ê)	607	579
9.786% due 11/12/20 (Ê)	741	672	Gartner, Inc. Term Loan B
Community Health Systems, Inc. Term			2.992% due 03/14/24	1,000	1,007
Loan			Generac Power Systems, Inc. 1st Lien
4.000% due 01/27/21 (Ê)	1,000	993	Term Loan B
			3.784% due 05/31/23 (Ê)	625	630
Constellation Brands, Inc. Term Loan B			GENEX Services, Inc. 1st Lien Term
0.047% due 11/14/23	998	1,004
Constellis Holdings LLC 2nd Lien Term			Loan
Loan			5.250% due 05/30/21 (Ê)	249	251
10.156% due 04/21/25 (Ê)	125	123	Getty Images, Inc. 1st Lien Term Loan B
			4.750% due 10/18/19 (Ê)	250	221
Constellis Holdings LLC Term Loan B			Go Daddy Operating Co. LLC 1st Lien
6.155% due 04/13/24	500	494
ConvergeOne Holdings Corp. 1st Lien			Term Loan
			3.451% due 02/06/24 (Ê)	750	753
Term Loan			Grifols Worldwide Operations USA Inc.
6.531% due 06/17/20	200	200
ConvergeOne Holdings Corp. Covenant-			1st Lien Term Loan B
			3.285% due 01/31/25 (Ê)	711	712
Lite 1st Lien Term Loan			Gruden Acquisition, Inc. 1st Lien Term
6.405% due 06/17/20 (Ê)	193	193	Loan
ConvergeOne Holdings Corp. Term Loan			5.802% due 08/18/22 (Ê)	703	680
6.531% due 06/17/20	50	50	Harland Clarke Holdings Corp. Term
Cortes NP Acquisition Corp. Term Loan			Loan B6
B			6.646% due 02/02/22	1,184	1,185
5.000% due 11/30/23	989	995	HCA, Inc. Term Loan B8
CPI Acquisition, Inc. Term Loan B			3.243% due 02/15/24	500	2,018
5.834% due 08/17/22 (Ê)	478	445	Hilton Worldwide Finance LLC Term
Creative Artists Agency LLC 1st Lien			Loan B2
Term Loan B			3.034% due 10/25/23 (Ê)	750	756
4.539% due 02/13/24 (Ê)	499	505	Intrawest Operations Group LLC Term
Crosby US Acquisition Corp. 1st Lien			Loan
Term Loan			4.500% due 12/09/20 (Ê)	998	1,003
4.054% due 11/22/20 (Ê)	249	231	KRATON Polymers LLC 1st Lien Term
Cvent, Inc. 1st Lien Term Loan B			Loan B
6.064% due 11/29/23 (Ê)	500	503	5.015% due 01/06/22 (Ê)	867	879
Dell International LLC 1st Lien Term			Landry's, Inc. 1st Lien Term Loan
Loan B			5.750% due 09/22/23 (Ê)	741	741
3.609% due 09/07/23 (Ê)	2,491	2,500	Lannett Co., Inc. Term Loan A
DigitalGlobe, Inc. 1st Lien Term Loan B			5.750% due 11/25/20 (Ê)	240	238
3.530% due 12/22/23 (Ê)	499	501
EagleView Technology Corp. 1st Lien			Las Vegas Sands LLC Term Loan B
			2.990% due 03/29/24	998	998
Term Loan			Learfield Communications, Inc. 1st Lien
5.280% due 07/15/22 (Ê)	124	124
EagleView Technology Corp. 2nd Lien			Term Loan
			4.250% due 11/17/23	374	377
Term Loan			Lions Gate Enterntainment, Inc. 1st Lien
9.250% due 09/28/23 (Ê)	250	248	Term Loan
Eastman Kodak Co. Term Loan			3.766% due 10/12/23	200	201
7.250% due 09/03/19 (Ê)	1,250	1,252	MacDermid, Inc. Term Loan B4
Eldorado Resorts LLC Term Loan B			5.000% due 06/07/23 (Ê)	500	502
3.197% due 03/13/24	1,000	998
EnergySolutions LLC 1st Lien Term			Match Group, Inc. Term Loan B1
Loan B			4.276% due 10/27/22 (Ê)	250	253
6.814% due 05/29/20 (Ê)	802	810	MCC Iowa LLC Term Loan H
			3.250% due 01/29/21 (Ê)	374	375
Envision Healthcare Corp. Term Loan B			Mergermarket USA, Inc. 1st Lien Term
4.000% due 11/17/23 (Ê)	1,496	1,510	Loan
Epic Health Services, Inc. 1st Term Loan			4.500% due 02/04/21 (Ê)	486	486
5.290% due 03/28/24	250	250

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 349

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
MGM Growth Properties Operating			RentPath, Inc. 1st Lien Term Loan
Partnership, LP Term Loan B			6.250% due 12/17/21 (Ê)	499	492
3.528% due 04/25/23 (Ê)	496	497	Reynolds Group Holdings, Inc. 1st Lien
Mission Broadcasting, Inc. 1st Lien Term			Term Loan B
Loan B			4.032% due 02/05/23 (Ê)	1,994	2,004
3.767% due 01/17/24 (Ê)	67	68	RHP Hotel Properties, LP / RHP
MRI Software LLC Term Loan			Finance Corp. Term Loan B
5.250% due 06/18/21	362	358	5.000% due 04/15/21	1,000	1,019
0.500% due 09/29/23	136	135	Riverbed Technology, Inc. Term Loan
Navistar, Inc. 1st Lien Term Loan B			4.250% due 04/27/22 (Ê)	495	494
5.038% due 08/07/20 (Ê)	500	506	RPI Finance Trust Term Loan B6
Nexstar Broadcasting, Inc. 1st Lien Term			3.152% due 03/07/23	524	525
Loan B			SCS Holdings, Inc. Term Loan
3.767% due 01/17/24 (Ê)	217	219	5.250% due 10/30/22 (Ê)	241	243
Nielsen Finance LLC Term Loan B4			SeaWorld Parks & Entertainment, Inc.
2.990% due 10/24/23	500	502	Term Loan B2
NN, Inc. Term Loan			4.248% due 05/14/20 (Ê)	745	745
4.733% due 03/22/21	1,000	999	SESAC Holdco II LLC 2nd Lien Term
NPC International, Inc. 1st Lien Term			Loan
Loan			8.303% due 02/10/25	250	250
4.500% due 03/17/24	900	907	Signode Industrial Group US, Inc. Term
Optiv, Inc. 1st Lien Term Loan			Loan B
4.285% due 02/01/24 (Ê)	375	374	4.000% due 05/01/21 (Ê)	566	568
Penn National Gaming, Inc. 1st Lien			SIRVA Worldwide, Inc. Term Loan
Term Loan B			7.656% due 11/14/22	499	496
3.541% due 01/19/24 (Ê)	375	377	Solarwinds Holdings, Inc. 1st Lien Term
Pharmaceutical Product Development			Loan
LLC Term Loan B			4.553% due 02/05/23 (Ê)	1,881	1,890
0.043% due 08/18/22 (Ê)	374	376	Solera LLC Term Loan B
Pilot Travel Centers LLC 1st Lien Term			5.750% due 03/04/23 (Ê)	496	500
Loan B			Spectrum Brands, Inc. 1st Lien Term
3.036% due 05/25/23 (Ê)	1,347	1,357	Loan B
Pinnacle Foods Finance LLC / Pinnacle			3.152% due 06/23/22 (Ê)	1,249	1,256
Foods Finance Corp. Term Loan B			Sprint Communications, Inc. 1st Lien
4.875% due 05/01/21	2,250	2,301	Term Loan B
Playa Resorts Holding BV Term Loan B			3.500% due 01/13/24	3,500	3,502
4.040% due 04/05/24	500	500	SS&C Technologies, Inc. 1st Lien Term
Portillo's Holdings, LLC Covenant-Lite			Loan B1
1st Lien Term Loan			3.350% due 07/08/22 (Ê)	456	459
4.785% due 08/01/21 (Ê)	249	251	Station Casinos LLC 1st Lien Term
Pre-Paid Legal Services, Inc. 2nd Lien			Loan B
Term Loan			3.534% due 06/08/23 (Ê)	499	498
9.750% due 07/01/20 (Ê)	250	249	Steak n Shake Operations, Inc. Term
Prime Security Services Borrower LLC			Loan
Term Loan B1			4.750% due 03/19/21 (Ê)	460	459
4.250% due 05/02/22 (Ê)	996	1,006	Sterigenics-Nordion Holdings LLC Term
Project Ruby Ultimate Parent Corp. 1st			Loan B
Lien Term Loan B			4.149% due 03/23/22	998	996
4.784% due 02/09/24	998	1,003	Talbots, Inc. (The) 1st Lien Term Loan
Prospect Medical Holdings, Inc. 1st Lien			5.500% due 03/17/20 (Ê)	235	209
Term Loan B			TCH-2 Holdings LLC 1st Lien Term
7.000% due 06/30/22	221	224	Loan
Prowler Acquisition Corp. 1St Lien Term			5.536% due 05/12/21 (Ê)	248	250
Loan			Tempo Acquisition LLC Term Loan
5.672% due 01/28/20 (Ê)	249	199	3.995% due 03/15/24	250	250
Quest Software US Holdings, Inc. 1st			TerraForm AP Acquisition Holdings LLC
Lien Term Loan			Term Loan B
7.035% due 10/31/22 (Ê)	998	1,014	5.500% due 06/26/22 (Ê)	746	754
Quincy Newspapers, Inc. Term Loan B			The Nature's Bounty Co. 1st Lien Term
5.000% due 11/02/22 (Ê)	234	236	Loan B
Radio One, Inc. 1st Lien Term Loan B			4.537% due 05/05/23 (Ê)	246	247
5.152% due 04/05/23 (Ê)	500	497	TKC Holdings, Inc. 1st Lien Term Loan

See accompanying notes which are an integral part of the financial statements.

350 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.785% due 02/01/23 (Ê)	500	505	Series 2006-4 Class AJ
TKC Holdings, Inc. 2nd Lien Term Loan			5.695% due 07/10/46	317	316
8.523% due 02/01/24 (Ê)	250	252	Series 2007-3 Class AJ
TMS International Corp. Term Loan B			5.730% due 06/10/49	517	520
4.500% due 10/16/20 (Ê)	248	250	Bear Stearns ALT-A Trust
Trader Corp. Term Loan B			Series 2005-8 Class 21A1
4.290% due 09/28/23	500	501	2.824% due 10/25/35 (Ê)	281	267
Trans Union LLC Term 1st Lien Loan B2			Citigroup Commercial Mortgage Trust
3.493% due 04/09/21 (Ê)	499	503	Series 2006-C4 Class C
Transdigm Group, Inc. 1st Lien Term			5.993% due 03/15/49	250	248
Loan F			Series 2012-GC8 Class D
3.780% due 06/09/23 (Ê)	997	996	5.039% due 09/10/45 (Þ)	200	190
Tribune Co. Term Loan B			Series 2014-GC21 Class D
4.039% due 01/27/24 (Ê)	201	202	4.996% due 05/10/47 (Þ)	345	293
Tribune Media Co. 1st Lien Term Loan B			COBALT CMBS Commercial Mortgage
3.750% due 12/27/20 (Ê)	16	16	Trust
TruGreen, LP 1st Lien Term Loan			5.990% due 05/15/46	538	546
6.500% due 04/13/23 (Ê)	822	827	Series 2007-C2 Class AJFX
UFC Holdings LLC 1st Lien Term Loan			5.568% due 04/15/47	210	212
5.000% due 08/18/23 (Ê)	249	250	Commercial Mortgage Trust
UFC Holdings LLC 2nd Lien Term Loan			Series 2007-C9 Class D
8.500% due 08/18/24	215	218	6.007% due 12/10/49	76	76
United Airlines, Inc. Term Loan B			Series 2012-LC4 Class E
3.421% due 03/21/24	1,000	1,002	4.250% due 12/10/44 (Þ)	454	354
USIC Holdings, Inc. 1st Lien Term Loan			Series 2014-CCRE18
5.170% due 11/21/23	249	251	3.600% due 07/15/47	110	67
Valeant Pharmaceuticals International,			Series 2014-CR18 Class D
Inc. Term Loan B			4.896% due 07/15/47 (Þ)	139	122
5.500% due 04/02/22 (Ê)	1,030	1,036
			Countrywide Alternative Loan Trust
Varsity Brands, Inc. 1st Lien Term Loan
5.000% due 12/11/21	248	249	Series 2006-OA10 Class 4A1
			0.411% due 08/25/46 (Ê)	1,006	907
Veresen Midstream, Ltd. Term Loan B2
4.606% due 03/31/22 (Ê)	248	250	CSAIL Commercial Mortgage Trust
Virgin Media Bristol LLC 1st Lien Term			Series 2015-C1 Class D
Loan I			3.944% due 04/15/50 (Þ)	500	421
3.906% due 01/31/25 (Ê)	750	753	DBUBS Mortgage Trust
Vouvray US Finance LLC Term Loan B			Series 2011-LC3A Class D
4.176% due 01/27/24	500	499	5.345% due 08/10/44 (Þ)	800	834
Wastequip LLC Term Loan			Deutsche ALT-A Securities, Inc.
5.500% due 08/09/19 (Ê)	236	236	Alternate Loan Trust
William Morris Endeavor Entertainment			Series 2007-OA3 Class A1
LLC 1st Lien Term Loan			0.918% due 07/25/47 (Ê)	417	369
5.290% due 05/06/21 (Ê)	1,868	1,877	Fannie Mae
World Endurance Holdings 1st Lien			4.000% due 2046	2,000	2,108
Term Loan			30 Year TBA(Ï)
5.401% due 06/26/21 (Ê)	497	495	3.000%	20,000	19,938
		105,821	3.500%	25,000	25,656
Mortgage-Backed Securities - 22.6%			4.000%	7,000	7,372
Alternative Loan Trust			4.500%	5,000	5,380
Series 2005-27 Class 1A1			Series 2013-304 Class C22
1.424% due 08/25/35 (Ê)	531	408	Interest Only STRIP
Series 2005-59 Class 1A1			3.500% due 12/15/42	5,034	1,000
0.862% due 11/20/35 (Ê)	462	420	Series 2015-345 Class C13
American Home Mortgage Investment			Interest Only STRIP
Trust			3.500% due 08/15/45	11,958	2,307
Series 2007-1 Class GA1C			Series 2015-C03 Class 1M2
0.360% due 05/25/47 (Ê)	1,296	888	5.436% due 07/25/25 (Ê)	517	574
Banc of America Commercial Mortgage
Trust			Series 2015-C04 Class 1M2

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 351

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value			Amount ($)	Value
	or Shares	$			or Shares	$
6.136% due 04/25/28 (Ê)	550		628	Interest Only STRIP
Series 2016-C03 Class 1M2				5.788% due 02/15/41 (Ê)	1,495		251
5.739% due 10/25/28 (Ê)	581		665	Series 2013-27 Class PI
Series 2016-C03 Class 2M2				Interest Only STRIP
6.189% due 10/25/28 (Ê)	545		633	3.000% due 12/25/41	10,043		795
Fannie Mae Connecticut Avenue				Series 2013-35 Class IP
Securities				Interest Only STRIP
Series 2014-C03 Class 1M2				3.000% due 06/25/42	1,309		109
3.524% due 07/25/24 (Ê)	597		628
				Series 2013-41 Class SP
Series 2016-C01 Class 1B				Interest Only STRIP
12.274% due 08/25/28 (Ê)	628		818	5.218% due 06/25/40 (Ê)	1,712		183
Series 2016-C02 Class 1B				Series 2013-4182 Class PI
12.688% due 09/25/28 (Ê)	610		816
				Interest Only STRIP
Series 2016-C02 Class 1M2				3.000% due 12/15/41	8,939		732
6.438% due 09/25/28 (Ê)	780		910
				Series 2015-4425 Class IO
Series 2016-C05 Class 2M2
4.944% due 01/25/29 (Ê)	553		603	Interest Only STRIP
				4.000% due 01/15/45	1,080		200
Series 2016-C06 Class 1M2
4.775% due 04/25/29 (Ê)	789		857	Series 2015-4510 Class HI
				Interest Only STRIP
Series 2016-C07 Class 2M2				3.000% due 03/15/40	3,184		298
4.885% due 04/25/29 (Ê)	785		844
				Series 2016-24 Class CI
Series 2017-C01 Class 1B1				Interest Only STRIP
6.516% due 07/25/29 (Ê)	767		819	4.000% due 02/25/46	709		104
Series 2017-C02 Class 2B1
6.477% due 09/25/29 (Ê)	294		301	Series 2016-70 Class QI
				Interest Only STRIP
Series 2017-C02 Class 2M2				3.500% due 10/25/46	3,086		452
4.593% due 09/25/29 (Ê)	892		923
Fannie Mae REMICS				Series 2016-97 Class KI
				Interest Only STRIP
Series 2010-35 Class SG				3.000% due 06/25/40	1,780		203
Interest Only STRIP
5.418% due 04/25/40 (Ê)	763		153	Series 2016-98 Class QI
				Interest Only STRIP
Series 2010-140 Class GS				3.500% due 02/25/46	2,676		398
Interest Only STRIP
5.222% due 07/25/39 (Ê)	953		100	Series 2016-102 Class JI
				Interest Only STRIP
Series 2011-59 Class BI				3.500% due 02/25/46	526		80
Interest Only STRIP
6.000% due 08/25/40	1,100		101	Series 2016-104 Class NI
				Interest Only STRIP
Series 2011-98 Class AI				5.000% due 04/25/38	2,916		103
Interest Only STRIP
3.500% due 11/25/37	2,771		155	Series 2016-4560 Class PI
				Interest Only STRIP
Series 2011-101 Class SA				3.500% due 05/15/45	781		117
Interest Only STRIP
5.122% due 10/25/41 (Ê)	1,059		154	Series 2017-2 Class KI
				Interest Only STRIP
Series 2012-36 Class SN				4.000% due 02/25/47	2,690		480
Interest Only STRIP
5.672% due 04/25/42 (Ê)	567		96	Series 2017-7 Class JI
				Interest Only STRIP
Series 2012-49 Class QI				4.000% due 02/25/47	1,107		196
Interest Only STRIP
4.500% due 12/25/40	1,943		273	Series 2017-15 Class LI
				Interest Only STRIP
Series 2012-129 Class IJ				4.000% due 06/25/46	1,088		183
Interest Only STRIP
3.500% due 12/25/32	786		120	Series 2017-4658 Class CI
				Interest Only STRIP
Series 2012-147 Class AI				3.500% due 07/15/40	2,425		287
Interest Only STRIP
3.000% due 10/25/27	1,487		140	Series 2017-4666 Class AI
				Interest Only STRIP
Series 2012-4074 Class KS				3.000% due 09/15/35	6,367		511

See accompanying notes which are an integral part of the financial statements.

352 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value			Amount ($)	Value
	or Shares	$			or Shares	$
Freddie Mac REMICS				Interest Only STRIP
Series 2011-3904 Class NI				3.500% due 11/15/42	2,660		335
Interest Only STRIP				Series 2017-4663 Class TI
3.500% due 08/15/26	1,069		103	Interest Only STRIP
Series 2012-3998 Class KI				3.500% due 10/15/42	1,575		192
Interest Only STRIP				Freddie Mac Structured Agency Credit
3.000% due 11/15/26	3,009		262	Risk Debt Notes
Series 2012-4073 Class AS				Series 2015-DNA2 Class B
				8.541% due 12/25/27 (Ê)	700		790
Interest Only STRIP
5.512% due 08/15/38 (Ê)	847		85	Series 2015-DNA3 Class B
				9.875% due 04/25/28 (Ê)	775		914
Series 2012-4099 Class BI
Interest Only STRIP				Series 2015-DNA3 Class M3
3.500% due 06/15/39	1,096		110	5.133% due 04/25/28 (Ê)	583		665
Series 2012-4127 Class PI				Series 2015-HQ1 Class B
				11.274% due 03/25/25 (Ê)	610		782
Interest Only STRIP
4.500% due 07/15/42	1,784		340	Series 2016-DNA1 Class M3
				5.986% due 07/25/28 (Ê)	500		577
Series 2014-4299 Class JI
				Series 2016-DNA3 Class M3
Interest Only STRIP				5.756% due 12/25/28 (Ê)	746		843
4.000% due 07/15/43	1,412		205
				Series 2016-HQA1 Class M3
Series 2014-4386 Class IL				6.792% due 09/25/28 (Ê)	250		301
Interest Only STRIP
4.000% due 12/15/43	1,109		187	Series 2016-HQA2 Class M3
				5.674% due 11/25/28 (Ê)	583		666
Series 2014-4389 Class IA
Interest Only STRIP				Series 2016-HQA3 Class M3
4.000% due 09/15/44	543		101	4.374% due 03/25/29 (Ê)	869		920
				Series 2016-HQA4 Class M3
Series 2014-4413 Class HI				4.427% due 04/25/29 (Ê)	797		848
Interest Only STRIP
3.500% due 03/15/40	1,562		170	Series 2017-DNA1 Class B1
				5.729% due 07/25/29 (Ê)	816		827
Series 2014-4421 Class PS				Series 2017-DNA2 Class B1
Interest Only STRIP				6.144% due 10/25/29 (Ê)	895		913
5.642% due 02/15/44 (Ê)	787		110
				Series 2017-HQA1 Class M2
Series 2015-4475 Class CI				4.320% due 08/25/29 (Ê)	875		897
Interest Only STRIP
3.500% due 01/15/44	1,642		242	Ginnie Mae
				Series 2009-121 Class UI
Series 2015-4530 Class HI				Interest Only STRIP
Interest Only STRIP				5.000% due 12/20/39	170		35
4.000% due 11/15/45	551		87
				Series 2010-35 Class QI
Series 2015-4531 Class PI				Interest Only STRIP
Interest Only STRIP				4.500% due 03/20/40	764		153
3.500% due 05/15/43	778		110
				Series 2010-62 Class SD
Series 2016-4550 Class AI				Interest Only STRIP
Interest Only STRIP				5.512% due 05/20/40 (Ê)	1,663		301
3.000% due 10/15/40	1,697		216
				Series 2010-101 Class SH
Series 2016-4601 Class IC				Interest Only STRIP
Interest Only STRIP				5.943% due 08/16/40 (Ê)	455		90
4.000% due 12/15/45	841		156
				Series 2010-134 Class ES
Series 2016-4621 Class QI				Interest Only STRIP
Interest Only STRIP				5.007% due 11/20/39 (Ê)	3,076		299
3.500% due 10/15/46	1,547		210
				Series 2011-22 Class PS
Series 2016-4629 Class GI				Interest Only STRIP
Interest Only STRIP				5.007% due 07/20/40 (Ê)	2,586		265
3.500% due 11/15/45	1,720		254
				Series 2011-151 Class SC
Series 2016-4635 Class PI				Interest Only STRIP
Interest Only STRIP				5.983% due 07/16/40 (Ê)	770		84
4.000% due 12/15/46	804		146
Series 2017-4663 Class KI				Series 2011-168 Class IO

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 353

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value			Amount ($)	Value
	or Shares	$			or Shares	$
Interest Only STRIP				Series 2015-35 Class AI
5.500% due 10/16/37	684		54	Interest Only STRIP
Series 2012-51 Class GI				5.000% due 03/16/45	987		195
Interest Only STRIP				Series 2015-50 Class IO
3.500% due 07/20/40	1,146		133	Interest Only STRIP
Series 2012-122 Class PI				4.000% due 04/20/45	1,934		297
Interest Only STRIP				Series 2015-60 Class PI
4.000% due 04/20/42	326		50	Interest Only STRIP
Series 2013-6 Class AI				4.000% due 04/20/45	1,272		247
Interest Only STRIP				Series 2015-62 Class IL
3.500% due 08/20/39	1,057		149	Interest Only STRIP
Series 2013-18 Class GI				3.500% due 02/16/42	2,229		295
Interest Only STRIP				Series 2015-89 Class LI
3.500% due 05/20/41	795		94	Interest Only STRIP
Series 2013-34 Class HI				5.000% due 12/20/44	992		199
Interest Only STRIP				Series 2015-96 Class NI
4.500% due 03/20/43	515		91	Interest Only STRIP
Series 2013-77 Class UI				3.500% due 01/20/39	1,624		175
Interest Only STRIP				Series 2015-105 Class LI
4.500% due 03/20/41	2,989		516	Interest Only STRIP
Series 2013-99 Class AS				5.000% due 10/20/39	559		114
Interest Only STRIP				Series 2015-106 Class CI
5.311% due 06/20/43 (Ê)	433		86	Interest Only STRIP
Series 2013-182 Class SP				4.000% due 05/20/45	1,541		252
Interest Only STRIP				Series 2015-167 Class BI
5.961% due 12/20/43 (Ê)	421		79	Interest Only STRIP
Series 2014-69 Class IG				4.500% due 04/16/45	967		220
Interest Only STRIP				Series 2015-H01 Class BI
5.000% due 09/20/43	3,998		736	Interest Only STRIP
Series 2014-132 Class IO				1.567% due 01/20/65	6,898		509
Interest Only STRIP				Series 2015-H08 Class BI
5.000% due 09/20/44	772		156	Interest Only STRIP
Series 2014-161 Class HI				2.082% due 03/20/65	1,089		109
Interest Only STRIP				Series 2016-123 Class IQ
4.500% due 06/20/44	685		113	Interest Only STRIP
Series 2014-H06 Class BI				5.000% due 07/20/39	5,757		511
Interest Only STRIP				Series 2016-136 Class YI
1.482% due 02/20/64	2,391		154	Interest Only STRIP
Series 2014-H08 Class BI				3.500% due 03/20/45	537		72
Interest Only STRIP				Series 2016-138 Class DI
1.454% due 04/20/64	3,017		255	Interest Only STRIP
Series 2014-H08 Class CI				4.000% due 10/20/46	642		108
Interest Only STRIP				Series 2016-154 Class AI
1.485% due 03/20/64	3,292		229	Interest Only STRIP
Series 2014-H09 Class AI				5.000% due 02/20/41	1,671		100
Interest Only STRIP				Series 2016-154 Class IB
1.437% due 01/20/64	2,438		144	Interest Only STRIP
Series 2014-H13 Class BI				5.000% due 11/20/39	812		169
Interest Only STRIP				Series 2016-156 Class PI
1.593% due 05/20/64	3,570		229	Interest Only STRIP
Series 2014-H23 Class BI				3.500% due 11/20/46	1,366		160
Interest Only STRIP				Series 2016-167 Class SB
1.564% due 11/20/64	3,984		381	Interest Only STRIP
Series 2014-H25 Class BI				5.022% due 04/20/38 (Ê)	8,145		427
Interest Only STRIP				Series 2016-168 Class AI
1.646% due 12/20/64	3,266		286

See accompanying notes which are an integral part of the financial statements.

354 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value			Amount ($)	Value
	or Shares	$			or Shares	$
Interest Only STRIP				Interest Only STRIP
5.000% due 07/20/45	4,471		497	4.500% due 11/16/42	654		147
Series 2016-H04 Class KI				Series 2012-H10 Class AI
Interest Only STRIP				Interest Only STRIP
1.875% due 02/20/66	812		73	1.219% due 12/20/61	7,246		340
Series 2016-H06 Class AI				Series 2012-H11 Class FI
Interest Only STRIP				Interest Only STRIP
2.068% due 02/20/66	1,868		212	1.221% due 02/20/62	17,707		976
Series 2016-H14 Class AI				Series 2012-H29 Class CI
Interest Only STRIP				Interest Only STRIP
2.467% due 06/20/66	3,771		491	1.409% due 02/20/62	5,974		390
Series 2016-H17 Class DI				Series 2013-23 Class IK
Interest Only STRIP				Interest Only STRIP
1.999% due 07/20/66	2,899		361	3.000% due 09/20/37	1,785		191
Series 2016-H22 Class IO				Series 2013-H15 Class CI
Interest Only STRIP				Interest Only STRIP
1.838% due 10/20/66	2,529		265	1.772% due 07/20/63	3,312		214
Series 2016-H24 Class JI				Series 2014-20 Class SQ
Interest Only STRIP				Interest Only STRIP
2.721% due 11/20/66	1,554		244	5.122% due 07/20/43 (Ê)	2,106		317
Series 2017-5 Class IO				Series 2014-30 Class IO
Interest Only STRIP				Interest Only STRIP
5.000% due 01/20/47	1,545		345	5.500% due 02/20/44	1,475		333
Series 2017-11 Class PI				Series 2014-44 Class IA
Interest Only STRIP				Interest Only STRIP
4.000% due 12/20/46	1,715		248	3.500% due 05/20/28	981		97
Series 2017-17 Class DI				Series 2014-139 Class NI
Interest Only STRIP				Interest Only STRIP
3.500% due 09/20/43	2,359		302	3.500% due 08/20/28	4,116		351
Series 2017-42 Class IC				Series 2015-111 Class IJ
Interest Only STRIP				Interest Only STRIP
4.500% due 08/20/41	3,722		743	3.500% due 08/20/45	1,830		281
Series 2017-H03 Class DI				Series 2015-162 Class BI
Interest Only STRIP				Interest Only STRIP
2.195% due 12/20/66	4,370		609	4.000% due 11/20/40	2,528		408
Series 2017-H06 Class EI				Series 2015-H09 Class BI
Interest Only STRIP				Interest Only STRIP
1.572% due 02/20/67	2,383		178	1.684% due 03/20/65	453		39
Series 2017-H08 Class DI				Series 2015-H10 Class CI
Interest Only STRIP				Interest Only STRIP
2.377% due 02/20/67	1,336		204	1.797% due 04/20/65	1,111		109
Series 2017-H09 Class HI				Series 2015-H15 Class JI
Interest Only STRIP				Interest Only STRIP
1.823% due 03/20/67	1,824		227	1.936% due 06/20/65	775		82
Series 2017-H09 Class IO				Series 2015-H18 Class IA
Interest Only STRIP				Interest Only STRIP
1.774% due 04/20/67	4,975		542	1.816% due 06/20/65	607		48
Ginnie Mae REMICS				Series 2015-H24 Class BI
Class IA				Interest Only STRIP
Interest Only STRIP				1.604% due 08/20/65	1,455		94
4.000% due 01/16/43	1,572		241	Series 2015-H25 Class AI
Series 2011-H16 Class FI				Interest Only STRIP
Interest Only STRIP				1.614% due 09/20/65	1,091		92
1.034% due 07/20/61	1,989		95	Series 2015-H26 Class GI
Series 2012-129 Class IO				Interest Only STRIP
				1.780% due 10/20/65	609		59

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 355

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2016-129 Class PI			Series 2014-H06 Class TR
Interest Only STRIP			Interest Only STRIP
4.500% due 06/20/45	1,196	240	1.429% due 03/20/64	3,490		197
Series 2016-147 Class BI			Series 2014-H11 Class GI
Interest Only STRIP			Interest Only STRIP
4.000% due 10/20/46	512	110	1.480% due 06/20/64	3,196		266
Series 2016-H16 Class DI			Series 2015-60 Class IP
Interest Only STRIP			Interest Only STRIP
2.194% due 06/20/66 (Ê)	1,948	251	4.000% due 04/20/45	1,730		352
Series 2016-H18 Class QI			Series 2015-80 Class IA
Interest Only STRIP			Interest Only STRIP
1.975% due 06/20/66	2,413	322	4.500% due 06/20/45	601		117
Series 2016-H24 Class CI			Series 2015-89 Class IP
Interest Only STRIP			Interest Only STRIP
1.703% due 10/20/66	5,021	528	4.000% due 02/20/45	1,093		183
Series 2017-6 Class DI			Series 2015-149 Class KI
Interest Only STRIP			Interest Only STRIP
3.500% due 01/20/44	1,441	158	4.000% due 10/20/45	823		124
Series 2017-17 Class EI			Series 2015-H03 Class DI
Interest Only STRIP			Interest Only STRIP
4.000% due 09/20/44	3,658	452	1.884% due 01/20/65	2,846		290
Series 2017-38 Class DI			Series 2016-27 Class IB
Interest Only STRIP			Interest Only STRIP
5.000% due 03/16/47	1,018	204	4.000% due 11/20/45	2,070		357
Series 2017-H03 Class EI			Series 2016-37 Class IW
Interest Only STRIP			Interest Only STRIP
2.373% due 01/20/67	1,825	286	4.500% due 02/20/46	2,314		462
Series 2017-H06 Class BI			Series 2016-47 Class CI
Interest Only STRIP			Interest Only STRIP
2.256% due 02/20/67	4,210	573	4.000% due 09/20/45	821		116
Series 2017-H06 Class MI			Series 2016-49 Class IO
Interest Only STRIP			Interest Only STRIP
2.169% due 02/20/67	2,905	419	4.500% due 11/16/45	785		162
Series 2017-H08 Class NI			Series 2016-77 Class SC
Interest Only STRIP			Interest Only STRIP
2.147% due 03/20/67	5,533	740	5.574% due 10/20/45 (Ê)	775		148
Government National Mortgage			Series 2016-104 Class GI
Association			Interest Only STRIP
Series 2010-9 Class UI			4.500% due 01/20/46	1,473		186
Interest Only STRIP			Series 2016-H12 Class AI
5.000% due 01/20/40	10,143	2,136	Interest Only STRIP
Series 2010-35 Class DI			1.643% due 07/20/65	3,638		363
Interest Only STRIP			Series 2016-H20 Class BI
4.500% due 03/20/40	1,947	397	Interest Only STRIP
Series 2010-50 Class QS			1.562% due 09/20/66	3,102		277
Interest Only STRIP			Series 2016-H23 Class NI
6.018% due 12/20/38 (Ê)	3,448	267	Interest Only STRIP
Series 2011-17 Class S			2.830% due 10/20/66	3,337		542
Interest Only STRIP			GS Mortgage Securities Corp. II
5.072% due 02/20/41 (Ê)	1,878	300	Series 2013-GC10 Class E
Series 2013-H24 Class AI			4.557% due 02/10/46 (Þ)	508		399
Interest Only STRIP			GS Mortgage Securities Trust
1.472% due 09/20/63	4,626	274	Series 2011-GC5 Class D
Series 2014-60 Class SE			5.400% due 08/10/44 (Þ)	107		108
Interest Only STRIP			Series 2013-GC12 Class D
5.574% due 04/20/44 (Ê)	728	124	4.615% due 06/10/46 (Þ)	164		145

See accompanying notes which are an integral part of the financial statements.

356 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Series 2013-GC16 Class D			Series 2011-C3 Class E
5.493% due 11/10/46 (Þ)	140	135	5.324% due 07/15/49 (Þ)		93	93
Series 2014-GC18 Class D			Mortgage Repurchase Agreement
4.948% due 01/10/47 (Þ)	200	171	Financing Trust
JPMBB Commercial Mortgage Securities			Series 2016-5 Class A
Trust			1.170% due 06/10/19 (Ê)(Þ)		339	339
Series 2013-C12 Class D			Station Place Securitization Trust
4.086% due 07/15/45	167	150	Series 2017-1 Class A
Series 2013-C14 Class F			1.673% due 02/25/49 (Ê)(Þ)		311	311
3.598% due 08/15/46 (Þ)	650	450	Structured Asset Mortgage Investments
Series 2013-C15 Class D			II Trust
5.214% due 11/15/45 (Þ)	345	331	Series 2006-AR7 Class A1BG
			0.288% due 08/25/36 (Ê)		428	369
Series 2013-C17 Class D			UBS-Barclays Commercial Mortgage
4.886% due 01/15/47 (Þ)	210	196	Trust
Series 2014-C25 Class D			Series 2012-C2 Class E
4.098% due 11/15/47 (Þ)	259	203	4.886% due 05/10/63 (Þ)		155	150
Series 2014-C26 Class D			Series 2012-C2 Class F
3.926% due 01/15/48 (Þ)	888	736	5.000% due 05/10/63 (Å)		221	163
JPMorgan Chase Commercial Mortgage			Wachovia Bank Commercial Mortgage
Securities Corp.			Trust
Series 2012-C8 Class E			5.413% due 12/15/43		92	93
4.816% due 10/15/45 (Þ)	200	186	Washington Mutual Mortgage Pass
Series 2012-LC9 Class E			Through Certificates
4.415% due 12/15/47 (Þ)	550	510	Series 2005-AR19 Class A1B3
JPMorgan Chase Commercial Mortgage			0.875% due 12/25/45 (Ê)		94	89
Securities Trust			Washington Mutual Mortgage Pass-
Series 2011-C3 Class E			Through CertificatesTrust
5.801% due 02/15/46 (Þ)	200	197	Series 2005-AR1 Class A2B
Series 2011-C5 Class D			1.392% due 01/25/45 (Ê)		70	64
5.562% due 08/15/46 (Þ)	108	109	Wells Fargo Commercial Mortgage Trust
Series 2012-C6 Class E			Series 2012-LC5 Class D
5.365% due 05/15/45 (Þ)	500	448	4.935% due 10/15/45 (Þ)		250	239
Series 2013-C13 Class D			Series 2013-LC12 Class D
4.189% due 01/15/46 (Þ)	500	469	4.434% due 07/15/46 (Þ)		492	444
Series 2013-C16 Class D			Series 2014-LC16 Class D
4.975% due 12/15/46 (Þ)	163	156	3.938% due 08/15/50 (Þ)		262	219
Merrill Lynch Mortgage Trust			WFRBS Commercial Mortgage Trust
Series 2008-C1 Class D			Series 2011-C2 Class D
6.475% due 02/12/51 (Å)	175	175	5.602% due 02/15/44 (Þ)		387	404
Morgan Stanley Bank of America Merrill			Series 2011-C4 Class F
Lynch Trust			5.000% due 06/15/44 (Þ)		998	814
Series 2014-C17 Class D			Series 2012-C10 Class D
4.855% due 08/15/47 (Þ)	200	170	4.452% due 12/15/45 (Þ)		795	695
Series 2014-C18 Class D			Series 2014-C19 Class D
3.389% due 10/15/47 (Þ)	347	251	4.234% due 03/15/47 (Þ)		81	69
Morgan Stanley Bank of America
Mortgage Trust						144,735
Series 2013-C7 Class D			Non-US Bonds - 0.1%
4.261% due 02/15/46 (Þ)	60	55	Holland Mortgage Backed (Hermes)
Series 2013-C11 Class C			XVIII BV
4.371% due 08/15/46	154	139	Series 2012-18 Class A2
			1.286% due 09/18/44 (Ê)	EUR	384	420
Morgan Stanley Capital I Trust
Series 2007-HQ11 Class AJ
5.508% due 02/12/44	138	135	Total Long-Term Investments
Series 2008-T29 Class B			(cost $425,897)			428,481
6.275% due 01/11/43 (Å)	350	357
Series 2008-T29 Class D
6.275% due 01/11/43 (Þ)	337	334

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 357

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair			Principal		Fair
	Amount ($)			Value		Amount ($)			Value
		or Shares		$			or Shares		$
Options Purchased - 0.3%					United States 5 Year
(Number of Contracts)					Treasury Note Futures
Cross Currency Options					May 2017 118.00 Call (680)	USD	80,240	(ÿ)	410
(EUR/GBP)					May 2017 116.25 Put (135)	USD	15,694	(ÿ)	1
Dec 2017 0.87 Call (1)	EUR	7,500	(ÿ)	132	Jun 2017 116.25 Put (820)	USD	95,325	(ÿ)	64
Cross Currency Options					Total Options Purchased
(EUR/USD)
May 2017 1.08 Call (1)	EUR	15,000	(ÿ)	160	(cost $2,918)				2,061
Cross Currency Options
(MXN/USD)					Short-Term Investments - 38.5%
May 2017 19.00 Put (1)	USD	3,200	(ÿ)	46
Cross Currency Options					ABN AMRO Bank
(NZD/USD)					0.891% due 05/08/17 (ç)(~)		2,500		2,500
May 2017 0.76 Call (1)	NZD	5,500	(ÿ)	—	Agence Centrale Des Organismes De
Cross Currency Options					Securite Sociale
(TRY/USD)					1.006% due 05/17/17 (ç)(~)		3,000		2,999
Jan 2018 3.65 Put (1)	USD	2,000	(ÿ)	50	Agence Centrale Organismes Securite
Cross Currency Options
(USD/AUD)					Sociale
May 2017 0.74 Put (1)	AUD	6,875	(ÿ)	4	1.078% due 05/09/17 (ç)(~)		1,500		1,500
Cross Currency Options					Alliance Data Systems Corp.
(USD/CNH)					5.250% due 12/01/17 (Þ)		300		304
May 2017 7.50 Call (1)	USD	400	(ÿ)	—
Cross Currency Options					AMP Group Finance Services, Ltd.
(USD/EUR)					1.401% due 06/21/17 (ç)(~)		500		499
May 2017 1.07 Put (1)	EUR	15,000	(ÿ)	2	Australia Treasury Bills
Cross Currency Options
(USD/JPY)					Series US11
Jun 2017 115.00 Call (1)	USD	6,500	(ÿ)	20	Zero coupon due 07/13/17 (~)		2,500		2,494
Oct 2017 108.00 Put (1)	USD	8,000	(ÿ)	120	Avaya, Inc. 1st Lien Term Loan B4
Cross Currency Options					8.538% due 01/23/18 (Ê)		389		399
(USD/TRY)
Jan 2018 3.65 Put (1)	USD	4,000	(ÿ)	99	Bank of Montreal
DAX Index					Series 3FRN
Jul 2017 11,000.00 Put (65)	EUR	3,575	(ÿ)	17	1.515% due 04/10/18 (Ê)		600		600
Fannie Mae Bonds					Bank of Queensland, Ltd.
May 2017 95.48 Call (1)	USD	8,000	(ÿ)	69	1.020% due 06/05/17 (ç)(~)		4,000		3,996
May 2017 102.38 Call (1)	USD	24,000	(ÿ)	123	BNG Bank
Jun 2017 98.51 Call (1)	USD	5,000	(ÿ)	70
Jun 2017 98.63 Call (1)	USD	5,000	(ÿ)	65	1.011% due 06/06/17 (ç)(~)		3,500		3,496
Jun 2017 98.76 Call (1)	USD	5,000	(ÿ)	60	BNP Paribas Fortis SA
Jun 2017 99.25 Call (1)	USD	34,000	(ÿ)	293	(9.773)% due 03/07/18 (~)	EUR	2,000		2,183
May 2017 100.71 Put (1)	USD	5,000	(ÿ)	—	BPCE SA
May 2017 100.83 Put (1)	USD	5,000	(ÿ)	—	(49.448)% due 06/15/17 (~)	EUR	3,000		3,269
May 2017 100.95 Put (1)	USD	5,000	(ÿ)	—
S&P 500 E-Mini Index					Caterpillar International Finance, Ltd.
Futures					1.118% due 05/22/17 (ç)(~)		2,500		2,498
May 2017 1,950.00 Put (1,660)	USD	161,850	(ÿ)	29	CIT Group, Inc.
S&P 500 Index					4.250% due 08/15/17		700		705
May 2017 1,950.00 Put (440)	USD	85,800	(ÿ)	14
May 2017 2,275.00 Put (65)	USD	14,788	(ÿ)	21	5.250% due 03/15/18		300		310
May 2017 2,390.00 Put (66)	USD	15,774	(ÿ)	141	Cooperatieve Robobank UA
Jun 2017 2,250.00 Put (34)	USD	7,650	(ÿ)	26	(24.214)% due 08/22/17 (~)	EUR	1,300		1,418
SPX Volatility Index					Credit Industriel et Commercial SA
Jun 2017 20.00 Call (500)	USD	1,000	(ÿ)	25	1.087% due 05/19/17 (ç)(~)		1,500		1,499
Swaptions
(Fund Receives/Fund					Credit Suisse AG
Pays)					Series GMTN
USD 3 Month LIBOR/USD					1.862% due 01/29/18 (Ê)		1,000		1,004
2.152%					Danske Bank
May 2017 Call (0)	USD	7,952	(ÿ)	—
					(15.339)% due 07/21/17 (~)	EUR	3,000		3,272

See accompanying notes which are an integral part of the financial statements.

358 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair		Principal	Fair
	Amount ($)			Value		Amount ($)	Value
		or Shares		$		or Shares	$
DekaBank Deutsche Girozentrale					0.672% due 07/06/17 (~)	659	658
0.891% due 05/05/17 (ç)(~)		3,000		3,000	0.295% due 07/13/17 (~)	3,548	3,543
DISH DBS Corp.					3.510% due 07/20/17 (~)	2,592	2,588
4.250% due 04/01/18		1,000		1,018
					0.139% due 11/02/17 (ç)(~)	28	28
DISH DBS Corporation					Total Short-Term Investments
4.625% due 07/15/17		600		602
					(cost $245,161)		245,881
DZ Privatbank SA

1.121% due 08/31/17 (~)		1,500		1,494	Total Investments 105.9%
ENGIE
(22.171)% due 09/04/17 (~)	EUR	3,500		3,819	(identified cost $673,976)		676,423
European Bank for Reconstruction and
Development					Other Assets and Liabilities,
1.260% due 09/11/17 (~)		4,000		3,981	Net - (5.9%)		(37,650)
Finnish Treasury Bills
1.153% due 10/18/17 (~)		4,000		3,979	Net Assets - 100.0%		638,773
Iberdrola SA
(99.806)% due 05/03/17 (~)	EUR	3,000		3,268
(29.132)% due 07/31/17 (~)	EUR	3,000		3,272
Instituto de Credito Oficial
1.294% due 07/12/17 (~)		4,000		3,989
Italy Buoni Ordinari del Tesoro BOT
(28.984)% due 07/31/17 (~)	EUR	1,000		1,090
JPMorgan Chase & Co.
1.706% due 04/25/18 (Ê)		600		602
LMA SA
(9.700)% due 03/02/18 (~)	EUR	3,000		3,268
Macquarie Bank, Ltd.
1.117% due 05/09/17 (ç)(~)		1,500		1,500
Merck Financial Services GMBH
1.198% due 06/19/17 (ç)(~)		3,500		3,494
Mizuho Bank, Ltd.
1.088% due 05/10/17 (ç)(~)		2,000		1,999
Nationwide Building Society
1.216% due 06/19/17 (ç)(~)		1,500		1,498
Schlumberger Finance BV
0.893% due 05/10/17 (ç)(~)		1,500		1,500
Spain Letras del Tesoro
(17.434)% due 10/13/17 (~)	EUR	1,000		1,091
Sumitomo Trust and Banking Co., Ltd.
(30.217)% due 07/27/17 (~)	EUR	1,000		1,091
(21.164)% due 09/11/17 (~)	EUR	1,500		1,637
Toyota Finance Australia, Ltd.
1.264% due 08/10/17 (~)		2,500		2,491
U.S. Cash Management Fund		150,235,758	(8)	150,265
UBS AG
(19.136)% due 09/26/17 (~)	EUR	3,500		3,817
United States Treasury Bills
0.063% due 05/11/17 (ç)(~)		152		152
0.133% due 05/18/17 (ç)(~)		202		202

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 359

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.1%
Merrill Lynch Mortgage Trust	10/07/16	175,000	100.37	176	175
Morgan Stanley Capital I Trust	11/09/16	350,000	101.79	356	357
UBS-Barclays Commercial Mortgage Trust	11/17/16	221,000	69.71	154	163
					695

For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Government Bond Futures	574	AUD	74,459	06/17	1,788
S&P 500 E-Mini Index Futures	72	USD	8,570	06/17	140
United States 10 Year Treasury Note Futures	718	USD	90,266	06/17	1,037
Short Positions
Canada 10 Year Government Bond Futures	173	CAD	24,144	06/17	(174)
Euro-Bund Futures	58	EUR	26	05/17	103
Euro-Bund Futures	314	EUR	50,799	06/17	(514)
Euro-Schatz Futures	320	EUR	2	05/17	47
Long Gilt Futures	304	GBP	38,994	06/17	(942)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,485

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional		Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (EUR/GBP)	Call	1	0.92	EUR	6,885	12/15/17	(43)
Cross Currency Options (EUR/GBP)	Put	1	0.81	EUR	4,590	12/15/17	(51)
Cross Currency Options (GBP/EUR)	Put	1	0.81	EUR	2,295	12/15/17	(26)
Cross Currency Options (JPY/EUR)	Put	1	113.00	EUR	5,508	05/18/17	(2)
Cross Currency Options (MXN/USD)	Put	1	18.00	USD	4,800	05/11/17	(1)
Cross Currency Options (MXN/USD)	Put	1	19.00	USD	3,200	05/11/17	(46)
Cross Currency Options (NZD/USD)	Call	1	0.74	NZD	8,010	05/08/17	—
Cross Currency Options (TRY/USD)	Put	1	3.35	USD	2,000	01/15/18	(11)
Cross Currency Options (TRY/USD)	Put	1	3.65	USD	2,000	01/15/18	(50)
Cross Currency Options (USD/AUD)	Put	1	0.77	AUD	3,673	05/04/17	(44)
Cross Currency Options (USD/JPY)	Call	1	118.00	USD	6,500	06/22/17	(6)
Cross Currency Options (USD/MXN)	Call	1	24.50	USD	1,600	05/11/17	—
Cross Currency Options (USD/TRY)	Call	1	6.00	USD	6,000	01/15/18	(3)
Cross Currency Options (USD/TRY)	Put	1	3.35	USD	4,000	01/15/18	(21)
Fannie Mae Bonds	Call	1	99.20	USD	5,000	06/06/17	(45)
Fannie Mae Bonds	Call	1	99.32	USD	5,000	06/06/17	(41)
Fannie Mae Bonds	Call	1	99.45	USD	5,000	06/06/17	(37)
Fannie Mae Bonds	Call	1	99.88	USD	5,000	06/06/17	(26)
Fannie Mae Bonds	Call	1	100.01	USD	5,000	06/06/17	(23)
Fannie Mae Bonds	Call	1	100.13	USD	5,000	06/06/17	(20)
Fannie Mae Bonds	Put	1	95.48	USD	8,000	05/04/17	(3)
Fannie Mae Bonds	Put	1	99.56	USD	5,000	05/04/17	—
Fannie Mae Bonds	Put	1	99.69	USD	5,000	05/04/17	—
Fannie Mae Bonds	Put	1	99.81	USD	5,000	05/04/17	—

See accompanying notes which are an integral part of the financial statements.

360 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Fannie Mae Bonds	Put	1	100.13	USD	5,000	05/04/17	—
Fannie Mae Bonds	Put	1	100.26	USD	5,000	05/04/17	—
Fannie Mae Bonds	Put	1	100.38	USD	5,000	05/04/17	—
Fannie Mae Bonds	Put	1	102.38	USD	24,000	05/04/17	(9)
Fannie Mae Bonds	Put	1	99.25	USD	34,000	06/06/17	(126)
S&P 500 E-Mini Index Futures	Put	177	2,100.00	USD	9	05/19/17	(7)
S&P 500 E-Mini Index Futures	Put	80	2,200.00	USD	4	05/19/17	(6)
S&P 500 Index	Put	110	2,100.00	USD	11	05/19/17	(8)
United States 5 Year Treasury Note Futures	Call	315	118.25	USD	315	05/26/17	(142)
United States 5 Year Treasury Note Futures	Call	680	119.00	USD	680	05/26/17	(106)
Swaptions
(Fund Receives/Fund Pays)
USD 2.262%/USD 3 Month LIBOR	Call	1	0.00	USD	3,976	05/30/17	(26)
Total Liability for Options Written (premiums received $1,853)							(929)

Transactions in options written contracts for the period ended April 30, 2017 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2016	97	$276
Opened	2,717	5,039
Closed	(563)	(2,286)
Expired	(859)	(1,176)
Outstanding April 30, 2017	1,392	$1,853

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	6,218	CAD	8,501	05/15/17	10
Bank of Montreal	CHF	4,168	USD	4,169	05/15/17	(23)
Bank of Montreal	CHF	10,419	USD	10,423	05/15/17	(56)
BNP Paribas	USD	3,689	AUD	4,900	06/01/17	(22)
Brown Brothers Harriman	USD	7,605	MXN	146,105	07/27/17	49
Commonwealth Bank of Australia	USD	4,153	AUD	5,457	05/15/17	(68)
Commonwealth Bank of Australia	USD	6,230	AUD	8,186	05/15/17	(102)
Commonwealth Bank of Australia	AUD	13,643	USD	10,383	05/15/17	170
Commonwealth Bank of Australia	NOK	89,160	USD	10,403	05/15/17	17
Goldman Sachs	EUR	15,000	USD	16,428	06/01/17	66
JPMorgan Chase	USD	3,729	AUD	5,000	05/02/17	15
JPMorgan Chase	USD	5,452	EUR	5,000	05/03/17	(5)
JPMorgan Chase	AUD	7,283	EUR	5,000	05/03/17	(7)
JPMorgan Chase	AUD	2,000	JPY	165,572	06/01/17	(10)
JPMorgan Chase	AUD	5,000	USD	3,739	05/02/17	(5)
JPMorgan Chase	EUR	5,000	AUD	7,320	05/03/17	35
JPMorgan Chase	EUR	5,000	USD	5,470	05/03/17	23
Morgan Stanley	USD	—	ZAR	6	05/02/17	—
Morgan Stanley	AUD	3,000	JPY	250,140	06/01/17	1
Morgan Stanley	CAD	103	USD	76	06/01/17	—
Morgan Stanley	EUR	31,000	USD	33,798	06/01/17	(17)
Morgan Stanley	JPY	720,000	USD	6,611	06/01/17	146

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 361

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Morgan Stanley	SEK	31	EUR	3	05/02/17	—
Morgan Stanley	TRY	540	EUR	137	06/01/17	(2)
Morgan Stanley	ZAR	4,000	USD	308	06/01/17	10
Royal Bank of Canada	USD	84	NZD	122	05/15/17	—
Royal Bank of Canada	USD	4,164	NZD	5,952	05/15/17	(79)
Royal Bank of Canada	USD	6,247	NZD	8,928	05/15/17	(119)
Royal Bank of Canada	NZD	8,928	USD	6,127	05/15/17	(1)
State Street	USD	102	AUD	137	05/15/17	—
State Street	USD	153	AUD	205	05/15/17	—
State Street	USD	10	CHF	10	05/15/17	—
State Street	USD	25	CHF	25	05/15/17	—
State Street	USD	49	EUR	45	05/15/17	—
State Street	USD	74	EUR	68	05/15/17	—
State Street	USD	10,383	EUR	9,721	05/15/17	212
State Street	USD	225	GBP	174	05/15/17	—
State Street	USD	10,524	GBP	8,419	05/15/17	384
State Street	USD	53	JPY	5,957	05/15/17	—
State Street	USD	10,436	JPY	1,160,315	05/15/17	(22)
State Street	USD	45	SEK	400	05/15/17	—
State Street	AUD	341	USD	255	05/15/17	—
State Street	EUR	113	USD	123	05/15/17	—
State Street	EUR	3,888	USD	4,153	05/15/17	(85)
State Street	EUR	5,833	USD	6,230	05/15/17	(127)
State Street	GBP	290	USD	375	05/15/17	—
State Street	GBP	5,051	USD	6,314	05/15/17	(230)
State Street	JPY	3,574	USD	32	05/15/17	—
State Street	JPY	696,189	USD	6,262	05/15/17	13
State Street	NOK	621	USD	73	05/15/17	—
State Street	SEK	37,150	USD	4,172	05/15/17	(25)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						146

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Markit IOS Index	Goldman Sachs	USD	17,215	01/12/45	(63)
Markit IOS Index	Goldman Sachs	USD	12,545	01/12/45	(33)
Markit IOS Index	Goldman Sachs	USD	1,266	01/12/45	(3)
Markit IOS Index	JPMorgan Chase	USD	12,545	01/12/45	(44)
Markit IOS Index	JPMorgan Chase	USD	2,585	01/12/45	7
Markit IOS Index	JPMorgan Chase	USD	3,795	01/12/45	14
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(122)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were based on 1
Month LIBOR rate plus a fee ranging from 3.500% to 4.500%.

Interest Rate Swap Contracts

Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Barclays	USD	197	Three Month MIBOR	1.627%	03/27/19	—
Barclays	USD	6,567	1.598%	Three Month LIBOR	04/28/19	—

See accompanying notes which are an integral part of the financial statements.

362 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Interest Rate Swap Contracts

Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Barclays	USD	4,889	1.570%	Three Month LIBOR	05/02/19	(1)
Barclays	USD	100,841	Three Month MIBOR	1.750%	06/21/19	(244)
Barclays	USD	14,370	Three Month MIBOR	2.200%	06/21/22	(160)
Barclays	USD	2,176	2.398%	Three Month LIBOR	03/27/27	29
Barclays	USD	5,465	Three Month MIBOR	2.335%	03/29/27	(43)
Barclays	USD	4,156	Three Month MIBOR	2.375%	03/31/27	(48)
Barclays	USD	4,355	2.362%	Three Month LIBOR	04/03/27	45
Barclays	USD	1,905	Three Month MIBOR	2.408%	04/04/27	(27)
Barclays	USD	6,774	2.337%	Three Month LIBOR	04/05/27	54
Barclays	USD	911	2.336%	Three Month LIBOR	04/06/27	7
Barclays	USD	1,089	2.338%	Three Month LIBOR	04/06/27	9
Barclays	USD	7,366	Three Month MIBOR	2.320%	04/06/27	(47)
Barclays	USD	1,273	Three Month MIBOR	2.349%	04/07/27	(11)
Barclays	USD	2,428	2.300%	Three Month LIBOR	04/11/27	11
Barclays	USD	3,560	Three Month MIBOR	2.353%	04/12/27	(33)
Barclays	USD	5,371	Three Month MIBOR	2.332%	04/12/27	(40)
Barclays	USD	3,330	2.217%	Three Month LIBOR	04/18/27	(10)
Barclays	USD	4,816	Three Month MIBOR	2.267%	04/18/27	(7)
Barclays	USD	4,816	2.268%	Three Month LIBOR	04/18/27	8
Barclays	USD	7,224	2.249%	Three Month LIBOR	04/18/27	(1)
Barclays	USD	1,222	2.199%	Three Month LIBOR	04/19/27	(9)
Barclays	USD	1,710	2.214%	Three Month LIBOR	04/19/27	(10)
Barclays	USD	2,588	Three Month MIBOR	2.221%	04/19/27	—
Barclays	USD	5,662	Three Month MIBOR	2.193%	04/19/27	43
Barclays	USD	1,905	Three Month MIBOR	2.164%	04/20/27	—
Barclays	USD	3,094	Three Month MIBOR	2.162%	04/21/27	25
Barclays	USD	3,295	2.165%	Three Month LIBOR	04/21/27	(26)
Barclays	USD	1,293	Three Month MIBOR	2.183%	04/24/27	8
Barclays	USD	4,108	Three Month MIBOR	2.209%	04/24/27	16
Barclays	USD	1,261	Three Month MIBOR	2.203%	04/25/27	6
Barclays	USD	2,035	Three Month MIBOR	2.278%	04/27/27	(5)
Barclays	USD	1,393	Three Month MIBOR	2.305%	04/28/27	—
Barclays	USD	6,939	Three Month MIBOR	2.310%	04/28/27	(36)
Barclays	USD	904	Three Month MIBOR	2.264%	05/02/27	—
Barclays	USD	4,175	2.286%	Three Month LIBOR	05/02/27	12
Barclays	USD	14,964	2.500%	Three Month LIBOR	06/21/27	304
Barclays	USD	658	2.714%	Three Month LIBOR	03/22/47	29
Barclays	USD	222	2.672%	Three Month LIBOR	03/23/47	8
Barclays	USD	504	Three Month MIBOR	2.530%	05/02/47	—
Barclays	USD	8,822	2.700%	Three Month LIBOR	06/21/47	338
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $37 (å)						194

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CMBX Index	Barclays	USD	4,696	3.000%	05/11/63	(524)
CMBX Index	Barclays	USD	700	3.000%	05/11/63	(78)
CMBX Index	Goldman Sachs	USD	430	(5.000%)	01/17/47	71

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 363

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CMBX Index	Goldman Sachs	USD	362	3.000%	01/17/47	(29)
CMBX Index	Goldman Sachs	USD	160	(5.000%)	05/11/63	30
CMBX Index	Goldman Sachs	USD	3,159	3.000%	05/11/63	(353)
CMBX Index	JPMorgan Chase	USD	7,774	3.000%	01/17/47	(628)
CMBX Index	JPMorgan Chase	USD	70	3.000%	05/11/63	(8)
CMBX Index	JPMorgan Chase	USD	1,230	3.000%	05/11/63	(137)
CMBX Index	JPMorgan Chase	USD	1,230	3.000%	05/11/63	(137)
CMBX Index	JPMorgan Chase	USD	70	(3.000%)	01/17/47	6
CMBX Index	JPMorgan Chase	USD	22	3.000%	01/17/47	(2)
CMBX Index	JPMorgan Chase	USD	5,000	3.000%	05/11/63	(558)
CMBX Index	JPMorgan Chase	USD	89	3.000%	05/11/63	(10)
CMBX Index	JPMorgan Chase	USD	858	(5.000%)	05/11/63	162
CMBX Index	JPMorgan Chase	USD	140	3.000%	05/11/63	(16)
CMBX Index	JPMorgan Chase	USD	1,000	3.000%	05/11/63	(112)
CMBX Index	JPMorgan Chase	USD	500	3.000%	05/11/63	(56)
CMBX Index	JPMorgan Chase	USD	206	(5.000%)	05/11/63	39
CMBX Index	JPMorgan Chase	USD	140	3.000%	05/11/63	(16)
CMBX NA Index	Goldman Sachs	USD	50	3.000%	05/11/63	(6)
CMBX NA Index	Goldman Sachs	USD	24	(3.000%)	01/17/47	2
CMBX NA Index	Goldman Sachs	USD	78	(3.000%)	01/17/47	6
CMBX NA Index	Goldman Sachs	USD	90	3.000%	05/11/63	(10)
CMBX NA Index	Goldman Sachs	USD	103	3.000%	05/11/63	(12)
CMBX NA Index	Goldman Sachs	USD	137	3.000%	05/11/63	(15)
CMBX NA Index	Goldman Sachs	USD	103	(3.000%)	01/17/47	8
CMBX NA Index	Goldman Sachs	USD	149	3.000%	05/11/63	(17)
CMBX NA Index	Goldman Sachs	USD	61	3.000%	05/11/63	(7)
CMBX NA Index	Goldman Sachs	USD	255	3.000%	05/11/63	(28)
CMBX NA Index	Goldman Sachs	USD	88	3.000%	05/11/63	(10)
CMBX NA Index	Goldman Sachs	USD	299	3.000%	05/11/63	(33)
CMBX NA Index	Goldman Sachs	USD	13,200	3.000%	05/11/63	(1,473)
CMBX NA Index	Goldman Sachs	USD	500	3.000%	05/11/63	(56)
CMBX NA Index	Goldman Sachs	USD	378	3.000%	05/11/63	(42)
CMBX NA Index	JPMorgan Chase	USD	160	3.000%	05/11/63	(18)
CMBX NA Index	JPMorgan Chase	USD	149	3.000%	05/11/63	(17)
CMBX NA Index	JPMorgan Chase	USD	158	3.000%	05/11/63	(18)
CMBX NA Index	JPMorgan Chase	USD	139	3.000%	05/11/63	(16)
CMBX NA Index	JPMorgan Chase	USD	148	(5.000%)	01/17/47	24
CMBX NA Index	JPMorgan Chase	USD	324	3.000%	05/11/63	(36)
CMBX NA Index	JPMorgan Chase	USD	140	3.000%	05/11/63	(16)
CMBX NA Index	JPMorgan Chase	USD	448	3.000%	05/11/63	(50)
CMBX NA Index	JPMorgan Chase	USD	925	(5.000%)	01/17/47	152
CMBX NA Index	JPMorgan Chase	USD	90	3.000%	05/11/63	(10)
CMBX NA Index	JPMorgan Chase	USD	78	3.000%	05/11/63	(9)
CMBX NA Index	JPMorgan Chase	USD	519	(5.000%)	01/17/47	85
CMBX NA Index	JPMorgan Chase	USD	78	3.000%	05/11/63	(9)
CMBX NA Index	JPMorgan Chase	USD	153	3.000%	05/11/63	(17)
CMBX NA Index	JPMorgan Chase	USD	78	3.000%	05/11/63	(9)
CMBX NA Index	JPMorgan Chase	USD	4,560	3.000%	05/11/63	(509)
CMBX NA Index	JPMorgan Chase	USD	563	(5.000%)	01/17/47	92
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($3,804) (å)						(4,430)

See accompanying notes which are an integral part of the financial statements.

364 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$1,094	$—	$—	$1,094	0.2
Corporate Bonds and Notes	—	150,061	—	—	150,061	23.5
International Debt	—	26,350	—	—	26,350	4.1
Loan Agreements	—	105,821	—	—	105,821	16.6
Mortgage-Backed Securities	—	143,498	1,237	—	144,735	22.6
Non-US Bonds	—	420	—	—	420	0.1
Options Purchased	748	1,313	—	—	2,061	0.3
Short-Term Investments	—	95,616	—	150,265	245,881	38.5
Total Investments	748	524,173	1,237	150,265	676,423	105.9
Other Assets and Liabilities, Net						(5.9)
						100.0
Other Financial Instruments
Assets
Futures Contracts	3,115	—	—	—	3,115	0.5
Foreign Currency Exchange Contracts	73	1,078	—	—	1,151	0.2
Interest Rate Swap Contracts	—	952	—	—	952	0.1
Credit Default Swap Contracts	—	677	—	—	677	0.1
Total Return Swap Contracts	—	21	—	—	21	—*
A
Liabilities
Futures Contracts	(1,630)	—	—	—	(1,630)	(0.3)
Options Written	—	(929)	—	—	(929)	(0.1)
Foreign Currency Exchange Contracts	(17)	(988)	—	—	(1,005)	(0.2)
Interest Rate Swap Contracts	—	(758)	—	—	(758)	(0.1)
Credit Default Swap Contracts	—	(5,107)	—	—	(5,107)	(0.8)
Total Return Swap Contracts	—	(143)	—	—	(143)	(—)*
Total Other Financial Instruments**	$1,541	$(5,197)	$—	$—	$(3,656)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2017, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 365

Russell Investment Company
Unconstrained Total Return Fund

Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$256	$—	$633	$1,172
Unrealized appreciation on foreign currency exchange contracts	—	—	1,151	—
Variation margin on futures contracts**	140	—	—	2,975
Total return swap contracts, at fair value	—	—	—	21
Interest rate swap contracts, at fair value	—	—	—	952
Credit default swap contracts, at fair value	—	677	—	—
Total	$396	$677	$1,784	$5,120

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$—	$—	$—	$1,630
Unrealized depreciation on foreign currency exchange contracts	—	—	1,005	—
Options written, at fair value	21	—	304	604
Total return swap contracts, at fair value	—	—	—	143
Interest rate swap contracts, at fair value	—	—	—	758
Credit default swap contracts, at fair value	—	5,107	—	—
Total	$21	$5,107	$1,309	$3,135
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$—	$—	$—	$2,721
Futures contracts	—	—	—	(2,167)
Options written	(105)	—	—	1,102
Total return swap contracts	—	—	—	2,134
Interest rate swap contracts	—	—	—	373
Credit default swap contracts	—	310	—	—
Foreign currency-related transactions****	—	—	729	—
Total	$(105)	$310	$729	$4,163

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments*****	$—	$—	$(640)	$315
Futures contracts	151	—	—	971
Options written	10	—	—	1,084
Total return swap contracts	—	—	—	(455)
Interest rate swap contracts	—	—	—	330
Credit default swap contracts	—	(506)	—	—
Foreign currency-related transactions******	—	—	97	—
Total	$161	$(506)	$(543)	$2,245

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
****** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.
See accompanying notes which are an integral part of the financial statements.

366 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund
Balance Sheet Offsetting Financial and Derivative Instruments —
April 30, 2017

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$2,061	$ — $	2,061
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	1,151	—	1,151
Futures Contracts	Variation margin on futures contracts	1,441	—	1,441
Total Return Swap Contracts	Total return swap contracts, at fair value	21	—	21
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	952	—	952
Credit Default Swap Contracts	Credit default swap contracts, at fair value	677	—	677
Total Financial and Derivative Assets		6,303	—	6,303
Financial and Derivative Assets not subject to a netting agreement		(2,694)	—	(2,694)
Total Financial and Derivative Assets subject to a netting agreement		$3,609	$ — $	3,609

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative		Collateral
Counterparty	Liabilities	Instruments		Received^	Net Amount
Bank of Montreal	$10	$10	$	— $	—
Brown Brothers Harriman	49	—		—	49
Commonwealth Bank of Australia	187	170		—	17
Goldman Sachs	184	117		66	1
JPMorgan Chase	1,261	1,261		—	—
Morgan Stanley	1,308	584		—	724
State Street	610	490		—	120
Total	$3,609	$2,632		$66	$911

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 367

Russell Investment Company
Unconstrained Total Return Fund

Balance Sheet Offsetting Financial and Derivative Instruments, continued —
April 30, 2017

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$48	$ — $	48
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	1,005	—	1,005
Options Written Contracts	Options written, at fair value	929	—	929
Total Return Swap Contracts	Total return swap contracts, at fair value	143	—	142
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	758	—	758
Credit Default Swap Contracts	Credit default swap contracts, at fair value	5,107	—	5,107
Total Financial and Derivative Liabilities		7,990	—	7,990
Financial and Derivative Liabilities not subject to a netting agreement		(831)	—	(831)
Total Financial and Derivative Liabilities subject to a netting agreement		$7,159	$ — $	7,159

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of Montreal	$79	$10	$—	$ 69
Barclays	603	—	—	603
BNP Paribas	22	—	—	22
Commonwealth Bank of Australia	170	170	—	—
Goldman Sachs	2,234	117	—	2,117
JPMorgan Chase	2,778	1,261	—	1,517
Morgan Stanley	584	584	—	—
Royal Bank of Canada	199	—	—	199
State Street	490	490	—	—
Total	$7,159	$2,632	$—	$ 4,527

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

368 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$673,976
Investments, at fair value(>)	676,423
Cash	17,817
Cash (restricted)(a)(b)	5,722
Foreign currency holdings(^)	881
Unrealized appreciation on foreign currency exchange contracts	1,151
Receivables:
Dividends and interest	3,669
Dividends from affiliated funds	133
Investments sold	77,565
Fund shares sold	1,530
Variation margin on futures contracts	1,441
Prepaid expenses	59
Total return swap contracts, at fair value(8)	21
Interest rate swap contracts, at fair value(•)	952
Credit default swap contracts, at fair value(+)	677
Total assets	788,041

Liabilities
Payables:
Due to broker (c)(d)(e)	973
Investments purchased	139,427
Fund shares redeemed	117
Accrued fees to affiliates	338
Other accrued expenses	183
Variation margin on futures contracts	48
Unfunded loan commitment	240
Unrealized depreciation on foreign currency exchange contracts	1,005
Options written, at fair value(x)	929
Total return swap contracts, at fair value(8)	143
Interest rate swap contracts, at fair value(•)	758
Credit default swap contracts, at fair value(+)	5,107
Total liabilities	149,268
Commitments and Contingencies (1)

Net Assets	$638,773

(1) See note 9 in the Notes to Financial Statements for detailed description of commitments and contingencies.

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 369

Russell Investment Company
Unconstrained Total Return Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(453)
Accumulated net realized gain (loss)	(2,039)
Unrealized appreciation (depreciation) on:
Investments	2,447
Futures contracts	1,485
Options written	924
Total return swap contracts	(122)
Interest rate swap contracts	157
Credit default swap contracts	(626)
Foreign currency-related transactions	152
Shares of beneficial interest	641
Additional paid-in capital	636,207
Net Assets	$638,773

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$9.96
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$10.35
Class A — Net assets	$106,588
Class A — Shares outstanding ($.01 par value)	10,697
Net asset value per share: Class C(#)	$9.96
Class C — Net assets	$106,964
Class C — Shares outstanding ($.01 par value)	10,743
Net asset value per share: Class E(#)	$9.96
Class E — Net assets	$101,642
Class E — Shares outstanding ($.01 par value)	10,200
Net asset value per share: Class S(#)	$9.97
Class S — Net assets	$231,434,871
Class S — Shares outstanding ($.01 par value)	23,223,407
Net asset value per share: Class T(#)	$9.96
Class T — Net assets	$1,391,362
Class T — Shares outstanding ($.01 par value)	139,658
Net asset value per share: Class Y(#)	$9.97
Class Y — Net assets	$405,631,657
Class Y — Shares outstanding ($.01 par value)	40,692,174
Amounts in thousands
(^) Foreign currency holdings - cost	$891
(x) Premiums received on options written	$1,853
(8) Total return swap contracts - premiums paid (received)	$—
(•) Interest rate swap contracts - premiums paid (received)	$37
(+) Credit default swap contracts - premiums paid (received)	$(3,804)
(>) Investments in affiliates, U.S. Cash Management Fund	$150,265

(a) Cash Collateral for Futures	$4,427
(b) Cash Collateral for Options	$1,295
(c) Due to Broker for Futures	$382
(d) Due to Broker for Swaps	$191

See accompanying notes which are an integral part of the financial statements.

370 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
(e) Due to Broker for Options	$400
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 371

Russell Investment Company
Unconstrained Total Return Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends from affiliated funds	$490
Interest	4,777
Total investment income	5,267

Expenses
Advisory fees	1,946
Administrative fees	94
Custodian fees	185
Distribution fees - Class A	—**
Distribution fees - Class C	—**
Transfer agent fees - Class A	—**
Transfer agent fees - Class C	—**
Transfer agent fees - Class E	—**
Transfer agent fees - Class S	62
Transfer agent fees - Class T	—**
Transfer agent fees - Class Y	7
Professional fees	49
Registration fees	26
Shareholder servicing fees - Class C	—**
Shareholder servicing fees - Class E	—**
Trustees’ fees	6
Printing fees	19
Offering fees	47
Miscellaneous	7
Expenses before reductions	2,448
Expense reductions	(977)
Net expenses	1,471
Net investment income (loss)	3,796

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(3,398)
Futures contracts	(2,167)
Options written	997
Total return swap contracts	2,134
Interest rate swap contracts	373
Credit default swap contracts	310
Foreign currency-related transactions	760
Net realized gain (loss)	(991)
Net change in unrealized appreciation (depreciation) on:
Investments	3,008
Futures contracts	1,122
Options written	1,094
Total return swap contracts	(455)
Interest rate swap contracts	330
Credit default swap contracts	(506)
Foreign currency-related transactions	104
Net change in unrealized appreciation (depreciation)	4,697
Net realized and unrealized gain (loss)	3,706
Net Increase (Decrease) in Net Assets from Operations	$7,502

See accompanying notes which are an integral part of the financial statements.

372 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 373

Russell Investment Company
Unconstrained Total Return Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016(1)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,796	$645
Net realized gain (loss)	(991)	543
Net change in unrealized appreciation (depreciation)	4,697	(280)
Net increase (decrease) in net assets from operations	7,502	908

Distributions
From net investment income
Class A	(2)	—
Class C	(1)	—
Class E	(1)	—
Class S	(315)	(—)**
Class T	(—)**	—
Class Y	(4,906)	(15)
From net realized gain
Class A	(1)	—
Class C	(1)	—
Class S	(1)	—
Class Y	(1,252)	—
Net decrease in net assets from distributions	(6,480)	(15)

Share Transactions*
Net increase (decrease) in net assets from share transactions	393,754	243,104
Total Net Increase (Decrease) in Net Assets	394,776	243,997

Net Assets
Beginning of period	243,997	—
End of period	$638,773	$243,997
Undistributed (overdistributed) net investment income included in net assets	$(453)	$976

**     Less than $500.
(1) For the period September 23, 2016 (commencement of operations) to October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

374 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016	(1)
	Shares	Dollars	Shares		Dollars

Class A
Proceeds from shares sold	1	$4	10		$101
Proceeds from reinvestment of distributions	—**	2	—		—
Payments for shares redeemed	(—)**	(—)***	—		—
Net increase (decrease)	1	6	10		101
Class C
Proceeds from shares sold	—**	3	10		102
Proceeds from reinvestment of distributions	—**	2	—		—
Net increase (decrease)	—**	5	10		102
Class E
Proceeds from shares sold	—	—	10		100
Proceeds from reinvestment of distributions	—**	2	—		—
Net increase (decrease)	—**	2	10		100
Class S
Proceeds from shares sold	23,839	235,332	21		207
Proceeds from reinvestment of distributions	32	315	—		—
Payments for shares redeemed	(668)	(6,616)	—		—
Net increase (decrease)	23,203	229,031	21		207
Class T(2)
Proceeds from shares sold	140	1,385	—		—
Proceeds from reinvestment of distributions	—**	—***	—		—
Payments for shares redeemed	(—)**	(—)***	—		—
Net increase (decrease)	140	1,385	—		—
Class Y
Proceeds from shares sold	18,898	187,807	24,773		247,725
Proceeds from reinvestment of distributions	622	6,158	1		15
Payments for shares redeemed	(3,088)	(30,640)	(514)		(5,146)
Net increase (decrease)	16,432	163,325	24,260		242,594
Total increase (decrease)	39,776	$393,754	24,311		$243,104

** Less then 500 shares.
** Less then $500.
(1)     For the period September 22, 2016 (commencement of operations) to April 30, 2017.
(2)     For the period March 17, 2017 (commencement of operations) to April 30, 2017.

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 375

Russell Investment Company
Unconstrained Total Return Fund

Financial Highlights — For the Period Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2017*	10.04	.10	.01	.11	(.14)	(.05)
October 31, 2016(9)	10.00	.02	.02	.04	—	—

Class C
April 30, 2017*	10.03	.06	.03	.09	(.11)	(.05)
October 31, 2016(9)	10.00	.01	.02	.03	—	—

Class E
April 30, 2017*	10.04	.10	.01	.11	(.14)	(.05)
October 31, 2016(9)	10.00	.02	.02	.04	—	—

Class S
April 30, 2017*	10.05	.02	.11	.13	(.16)	(.05)
October 31, 2016(9)	10.00	.03	.02	.05	—(f)	—

Class T
April 30, 2017(10)	9.87	(.04)	.14	.10	(.01)	—

Class Y
April 30, 2017*	10.04	.11	.04	.15	(.17)	(.05)
October 31, 2016(9)	10.00	.03	.01	.04	—(f)	—

See accompanying notes which are an integral part of the financial statements.

376 Unconstrained Total Return Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(.19)	9.96	1.26	107	1.68	1.17	2.04	84
—	10.04	.40	101	1.70	.90	2.28	43

(.16)	9.96	.90	107	2.43	1.92	1.30	84
—	10.03	.30	103	2.46	1.65	1.54	43

(.19)	9.96	1.26	102	1.68	1.17	2.06	84
—	10.04	.40	100	1.70	.90	2.28	43

(.21)	9.97	1.40	231,435	1.41	.92	.33	84
—(f)	10.05	.50	208	1.47	.65	2.81	43

(.01)	9.96	1.06	1,391	1.43	.82	(3.09)	84

(.22)	9.97	1.48	405,631	1.23	.72	2.26	84
—(f)	10.04	.41	243,485	1.26	.45	2.72	43

See accompanying notes which are an integral part of the financial statements.

Unconstrained Total Return Fund 377

Russell Investment Company
Unconstrained Total Return Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$271,632
Administration fees	25,229
Distribution fees	87
Shareholder servicing fees	42
Transfer agent fees	38,730
Trustee fees	2,099
$337,819

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U.S. Cash Management Fund	$87,573	$748,373	$685,668	$—	$ (13)	$ 150,265	$490	$—
	$87,573	$748,373	$685,668	$—	$ (13)	$ 150,265	$490	$—

Federal Income Taxes (Unaudited)

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$673,897,904
Unrealized Appreciation	$6,133,380
Unrealized Depreciation	(3,608,555)
Net Unrealized Appreciation (Depreciation)	$2,524,825

See accompanying notes which are an integral part of the financial statements.

378 Unconstrained Total Return Fund

Russell Investment Company
Strategic Bond Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2016	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2017	$991.70	$1,019.98
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$4.79	$4.86

Fund is from November 1, 2016 to April 30, 2017.	* Expenses are equal to the Fund's annualized expense ratio of 0.97%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2017	$987.40	$1,016.27
	Expenses Paid During Period*	$8.48	$8.60
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.72%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2016	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2017	$990.80	$1,020.03
of other funds.	Expenses Paid During Period*	$4.74	$4.81

* Expenses are equal to the Fund's annualized expense ratio of 0.96%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Strategic Bond Fund 379

Russell Investment Company
Strategic Bond Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical			Hypothetical
		Performance (5%			Performance (5%
	Actual	return before		Actual	return before
Class I	Performance	expenses)	Class T	Performance	expenses)
Beginning Account Value			Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00	March 17, 2017	$1,000.00	$1,000.00
Ending Account Value			Ending Account Value
April 30, 2017	$992.10	$1,021.37	April 30, 2017	$1,016.70	$1,021.82
Expenses Paid During Period*	$3.41	$3.46	Expenses Paid During Period*	$0.75	$3.01

* Expenses are equal to the Fund's annualized expense ratio of 0.69%			* Expenses are equal to the Fund's annualized expense ratio of 0.60%
(representing the six month period annualized), multiplied by the average			(representing the 45-day period annualized), multiplied by the average
account value over the period, multiplied by 181/365 (to reflect the one-half			account value over the period, multiplied by 45/365 (to reflect the period since
year period). May reflect amounts waived and/or reimbursed. Without any			commencement of operations). May reflect amounts waived and/or reimbursed.
waivers and/or reimbursements, expenses would have been higher.			Without any waivers and/or reimbursements, expenses would have been higher.
			Hypothetical expenses are equal to the Fund’s annualized expense ratio of
		Hypothetical	0.60% (representing the six-month period annualized), multiplied by the
		Performance (5%	average account value over the period, multiplied by 181/365 (to reflect the
	Actual	return before	on-half year period).
Class R6	Performance	expenses)
Beginning Account Value					Hypothetical
November 1, 2016	$1,000.00	$1,000.00			Performance (5%
Ending Account Value				Actual	return before
April 30, 2017	$992.60	$1,021.87	Class Y	Performance	expenses)
Expenses Paid During Period*	$2.91	$2.96	Beginning Account Value
			November 1, 2016	$1,000.00	$1,000.00
* Expenses are equal to the Fund's annualized expense ratio of 0.59%			Ending Account Value
(representing the six month period annualized), multiplied by the average			April 30, 2017	$993.70	$1,022.02
account value over the period, multiplied by 181/365 (to reflect the one-half			Expenses Paid During Period*	$2.77	$2.81
year period). May reflect amounts waived and/or reimbursed. Without any
waivers and/or reimbursements, expenses would have been higher.			* Expenses are equal to the Fund's annualized expense ratio of 0.56%
			(representing the six month period annualized), multiplied by the average
		Hypothetical	account value over the period, multiplied by 181/365 (to reflect the one-half
		Performance (5%	year period). May reflect amounts waived and/or reimbursed. Without any
	Actual	return before	waivers and/or reimbursements, expenses would have been higher.
Class S	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$992.10	$1,021.27
Expenses Paid During Period*	$3.51	$3.56

* Expenses are equal to the Fund's annualized expense ratio of 0.71%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

380 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 88.7%			Chase Issuance Trust
Asset-Backed Securities - 6.8%			Series 2013-A1 Class A1
Accredited Mortgage Loan Trust			1.300% due 02/18/20	3,000	2,998
Series 2006-1 Class A4			Series 2014-A6 Class A6
0.814% due 04/25/36 (Ê)	3,510	3,309	1.260% due 07/15/19	5,365	5,367
Series 2006-2 Class A4			Citibank Credit Card Issuance Trust
0.852% due 09/25/36 (Ê)	9,855	9,045	Series 2014-A1 Class A1
ACE Securities Corp. Home Equity Loan			2.880% due 01/23/23	12,474	12,857
Trust			Series 2014-A5 Class A5
Series 2005-HE3 Class M2			2.680% due 06/07/23	3,629	3,714
1.657% due 05/25/35 (Ê)	5,122	5,115	Series 2014-A6 Class A6
ACE Securities Corp. Mortgage Loan			2.150% due 07/15/21	2,000	2,019
Trust			Series 2016-A2 Class A2
Series 2007-D1 Class A2			2.190% due 11/20/23	4,110	4,125
6.336% due 02/25/38 (Þ)	4,540	4,213
American Express Credit Account			Conseco Finance Securitizations Corp.
Master Trust			Series 2001-4 Class A4
Series 2014-2 Class A			7.360% due 08/01/32	969	1,018
1.260% due 01/15/20	5,485	5,486	Conseco Financial Corp.
AmeriCredit Automobile Receivables			Series 1997-7 Class A6
Trust			6.760% due 07/15/28	23	23
Series 2013-1 Class C			Countrywide Asset-Backed Certificates
1.570% due 01/08/19	261	261	Series 2006-BC3 Class 2A2
Series 2013-2 Class D			1.131% due 02/25/37 (Ê)	1,646	1,644
2.420% due 05/08/19	5,880	5,897	Series 2006-S8 Class A3
Series 2013-3 Class C			5.555% due 04/25/36	1,484	1,480
2.380% due 06/10/19	5,470	5,483	Dryden 34 Senior Loan Fund
Series 2013-5 Class B			Series 2017-34A Class AR
1.520% due 01/08/19	152	152	2.182% due 10/15/26 (Ê)(Þ)	5,200	5,199
Series 2015-2 Class A3			Dryden 37 Senior Loan Fund
1.270% due 01/08/20	3,664	3,662	Series 2015-37A Class A
Series 2016-2 Class A2A			2.380% due 04/15/27 (Ê)(Þ)	8,390	8,405
1.420% due 10/08/19	4,688	4,688	Federal Home Loan Mortgage Corp.
Applebee's Funding LLC / IHOP			Structured Pass-Through Securities
Funding LLC			Series 2000-30 Class A5
Series 2014-1 Class A2			6.669% due 12/25/30	3	3
4.277% due 09/05/44 (Þ)	1,650	1,626	Fieldstone Mortgage Investment Trust
Asset-Backed Funding Trust Certificates			Series 2004-4 Class M3
Series 2005-WF1 Class M1			2.484% due 10/25/35 (Ê)	1,981	1,920
1.132% due 11/25/34 (Ê)	4,063	3,943	Ford Credit Auto Owner Trust
Bank of The West Auto Trust			Series 2015-A Class A3
Series 2014-1 Class A3			1.280% due 09/15/19	820	820
1.090% due 03/15/19 (Þ)	2,052	2,051	GMACM Home Equity Loan Trust
Bear Stearns Second Lien Trust			Series 2007-HE1 Class A4
Series 2007-SV1A Class A2			5.952% due 08/25/37	10,133	10,511
1.232% due 12/25/36 (Å)(Ê)	668	658	Series 2007-HE2 Class A2
Blackbird Capital Aircraft Lease			6.054% due 12/25/37	2,168	2,125
Securitization, Ltd.			Series 2007-HE2 Class A3
Series 2016-1A Class AA			6.193% due 12/25/37	556	545
2.487% due 12/16/41 (Þ)	3,875	3,844
			Greenpoint Manufactured Housing
BNC Mortgage Loan Trust			Series 1999-1 Class A5
Series 2007-2 Class A5			6.770% due 08/15/29	2,386	2,342
0.756% due 05/25/37 (Ê)	3,435	2,708
			Series 1999-3 Class 1A7
Capital One Multi-Asset Execution Trust			7.270% due 06/15/29	3,961	4,063
Series 2014-A3 Class A3
1.374% due 01/18/22 (Ê)	2,200	2,210	GSAA Trust
			Series 2006-S1 Class 2M2
Centex Home Equity Loan Trust			5.850% due 08/25/34 (Å)	3,016	2,688
Series 2006-A Class AV4
0.842% due 06/25/36 (Ê)	3,642	3,564	GSAMP Trust

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 381

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2006-HE5 Class A2C			1.110% due 03/15/19	7,523	7,519
0.742% due 08/25/36 (Ê)	4,633	4,299	Merrill Lynch Mortgage Investors Trust
Hertz Vehicle Financing LLC			Series 2006-FF1 Class M4
Series 2015-2A Class A			0.962% due 08/25/36 (Ê)	5,348	5,168
2.020% due 09/25/19 (Þ)	5,305	5,285	Mid-State Capital Corp. Trust
Home Equity Asset Trust			Series 2005-1 Class A
Series 2005-9 Class M1			5.745% due 01/15/40	1,664	1,779
1.002% due 04/25/36 (Ê)	2,977	2,800	Nationstar Home Equity Loan Trust
Series 2006-3 Class M1			Series 2006-B Class M1
0.982% due 07/25/36 (Ê)	3,950	3,381	922.000% due 09/25/36 (Ê)	5,340	4,586
Series 2006-4 Class 2A4			Series 2007-A Class AV4
0.872% due 08/25/36 (Ê)	5,459	5,085	0.822% due 03/25/37 (Ê)	4,290	4,092
Honda Auto Receivables Owner Trust			Newcastle Mortgage Securities Trust
Series 2015-2 Class A3			Series 2006-1 Class M3
1.040% due 02/21/19	4,212	4,206	0.982% due 03/25/36 (Ê)	5,600	4,955
HSI Asset Securitization Corp. Trust			Nissan Auto Receivables Owner Trust
Series 2006-OPT3 Class 2A			Series 2013-B Class A4
0.961% due 02/25/36 (Ê)	3,676	3,647	1.310% due 10/15/19	1,390	1,390
Series 2007-WF1 Class 2A4			Series 2017-A Class A2B
0.842% due 05/25/37 (Ê)	9,069	7,976	1.037% due 01/15/20 (Ê)	5,500	5,500
Hyundai Auto Receivables Trust			Park Place Securities, Inc.
Series 2015-A Class A3			Series 2004-WHQ2 Class M2
1.050% due 04/15/19	951	950	1.470% due 02/25/35 (Ê)	3,390	3,394
Series 2015-C Class A2B			Popular ABS Mortgage Pass-Through
0.908% due 11/15/18 (Ê)	374	374	Trust
Series 2015-C Class A3			Series 2006-D Class A3
1.460% due 02/18/20	1,730	1,730	0.852% due 11/25/46 (Ê)	5,455	4,912
Irwin Home Equity Loan Trust			Purchasing Power Funding LLC
Series 2006-1 Class 2A3			Series 2015-A Class A2
5.770% due 09/25/35 (Å)	2,739	2,786	4.750% due 12/15/19 (Þ)	2,320	2,328
Series 2007-1 Class 2A2			RAMP Trust
5.960% due 08/25/37 (Å)	1,195	1,216	Series 2006-RZ1 Class M4
IXIS Real Estate Capital Trust			1.162% due 03/25/36 (Ê)	5,000	3,923
Series 2006-HE1 Class A3			Renaissance Home Equity Loan Trust
0.992% due 03/25/36 (Ê)	1,693	1,077	Series 2005-4 Class A3
Series 2006-HE1 Class A4			5.565% due 02/25/36	2	2
1.192% due 03/25/36 (Ê)	4,597	2,977	Series 2006-1 Class AF3
Series 2006-HE2 Class A3			5.608% due 05/25/36	—	—
0.752% due 08/25/36 (Ê)	623	248	Series 2006-1 Class AF6
Series 2006-HE2 Class A4			5.746% due 05/25/36	1,408	1,024
0.852% due 08/25/36 (Ê)	5,154	2,097	Series 2007-1 Class AF2
Series 2007-HE1 Class A3			5.512% due 04/25/37	6	3
0.752% due 05/25/37 (Ê)	6,829	2,413	Santander Drive Auto Receivables Trust
Lehman ABS Manufactured Housing			Series 2013-1 Class D
Contract Trust			2.270% due 01/15/19	7,925	7,940
Series 2001-B Class A6			Series 2013-A Class D
6.467% due 04/15/40	289	298	3.780% due 10/15/19 (Þ)	2,500	2,538
Series 2001-B Class M1			Series 2014-4 Class C
6.630% due 04/15/40	1,615	1,732	2.600% due 11/16/20	7,012	7,053
Long Beach Mortgage Loan Trust			Series 2016-1 Class A2A
Series 2004-1 Class M1			1.410% due 07/15/19	923	923
1.741% due 02/25/34 (Ê)	4,357	4,340	Saxon Asset Securities Trust
Mastr Asset Backed Securities Trust			Series 2007-2 Class A2C
Series 2006-HE5 Class A3			0.832% due 05/25/47 (Ê)	6,064	4,517
0.752% due 11/25/36 (Ê)	3,416	2,241	Securitized Asset-Backed Receivables
Mercedes-Benz Auto Receivables Trust			LLC Trust
Series 2016-1 Class A2A			Series 2007-BR5 Class A2A

See accompanying notes which are an integral part of the financial statements.

382 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
0.722% due 05/25/37 (Ê)	3,278	2,550	3.750% due 11/30/26	7,540	7,633
SLM Private Credit Student Loan Trust			4.750% due 11/30/36	300	311
Series 2005-B Class A2			4.900% due 11/30/46	530	554
1.030% due 03/15/23 (Ê)	205	205	AbbVie, Inc.
Series 2005-B Class A4			2.500% due 05/14/20	4,794	4,836
1.180% due 06/15/39 (Ê)	1,880	1,756	3.600% due 05/14/25	1,400	1,412
SLM Student Loan Trust			Actavis, Inc.
Series 2006-1 Class A5			4.625% due 10/01/42	10	10
0.992% due 07/26/21 (Ê)	1,100	1,081	ADT Corp. (The)
Small Business Administration			3.500% due 07/15/22	440	426
Series 2017-20D Class 1			4.125% due 06/15/23	405	395
2.840% due 04/01/37	760	765	AES Corp.
Soundview Home Loan Trust			5.500% due 03/15/24	370	380
Series 2005-4 Class M2			Aetna, Inc.
1.062% due 03/25/36 (Ê)	3,870	3,507	1.700% due 06/07/18	1,625	1,625
Structured Asset Investment Loan Trust			2.800% due 06/15/23	1,200	1,201
Series 2005-HE3 Class M1			Albemarle Corp.
1.711% due 09/25/35 (Ê)	6,150	6,067	4.150% due 12/01/24	1,633	1,709
Series 2006-2 Class A3			Series 30YR
0.626% due 04/25/36 (Ê)	2,138	2,075	5.450% due 12/01/44	3,885	4,318
Structured Asset Securities Corp.			Allegheny Technologies, Inc.
Mortgage Loan Trust			5.950% due 01/15/21	475	470
Series 2006-BC2 Class A3			7.875% due 08/15/23	180	186
0.742% due 09/25/36 (Ê)	3,330	3,031	Allison Transmission, Inc.
Series 2006-BC5 Class A4			5.000% due 10/01/24 (Þ)	570	581
0.762% due 12/25/36 (Ê)	2,362	2,168	Ally Financial, Inc.
Series 2006-BC6 Class A4			3.250% due 11/05/18	3,385	3,419
0.762% due 01/25/37 (Ê)	5,252	4,944	8.000% due 11/01/31	1,140	1,357
Series 2006-WF3 Class A4			Altria Group, Inc.
0.902% due 09/25/36 (Ê)	5,740	5,521	9.250% due 08/06/19	2,463	2,851
Series 2007-BC1 Class A4			2.850% due 08/09/22	1,340	1,354
0.722% due 02/25/37 (Ê)	8,482	8,001	9.950% due 11/10/38	515	862
Toyota Auto Receivables Owner Trust			10.200% due 02/06/39	2,685	4,553
Series 2017-A Class A2A			5.375% due 01/31/44	280	326
1.420% due 09/16/19	2,530	2,531	Amazon.com, Inc.
United States Small Business			4.950% due 12/05/44	400	459
Administration			American Airlines Pass-Through Trust
Series 2016-20G			Series 2011-1 Class A
2.040% due 07/01/36	78	76	5.250% due 01/31/21	1,304	1,398
USAA Auto Owner Trust			Series 2013-2 Class A
Series 2016-1 Class A2			4.950% due 01/15/23	3,045	3,249
1.070% due 03/15/19	5,393	5,389	Series 2014-1 Class B
Voya CLO, Ltd.			4.375% due 10/01/22	1,862	1,874
2.480% due 10/20/27 (Þ)	5,690	5,746	Series 2016-1 Class B
Wells Fargo Home Equity Trust			5.250% due 01/15/24	1,938	2,010
Series 2005-3 Class M4			Series 2017-1B Class B
1.581% due 11/25/35 (Ê)	3,283	3,282	4.950% due 02/15/25	1,195	1,219
Wind River CLO, Ltd.			American Axle & Manufacturing, Inc.
Series 2017-1A Class AR			6.625% due 10/15/22	360	371
2.338% due 04/18/26 (Ê)(Þ)	6,020	6,020	American Builders & Contractors Supply
		341,200	Co., Inc.
Corporate Bonds and Notes - 19.2%			5.750% due 12/15/23 (Þ)	360	383
21st Century Fox America, Inc.			American Express Credit Corp.
6.900% due 08/15/39	3,377	4,366	1.702% due 03/18/19 (Ê)	5,804	5,834
Abbott Laboratories			1.875% due 05/03/19	2,440	2,440
2.350% due 11/22/19	4,525	4,550	1.700% due 10/30/19	3,960	3,941
2.900% due 11/30/21	3,700	3,737	3.300% due 05/03/27	3,615	3,592

Series F
See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 383

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.600% due 09/14/20	5,515	5,588	BAC Capital Trust XIV
American Honda Finance Corp.			Series G
Series MTN			4.000% due 09/29/49 (Ê)(ƒ)	500	425
1.377% due 02/14/20 (Ê)	4,500	4,511	Ball Corp.
American International Group, Inc.			5.250% due 07/01/25	720	778
6.400% due 12/15/20	6,480	7,339	Bank of America Corp.
3.750% due 07/10/25	1,000	1,011	5.000% due 05/13/21	1,600	1,742
American Tower Trust I			3.124% due 01/20/23	4,060	4,103
3.070% due 03/15/23 (Þ)	1,825	1,832	4.250% due 10/22/26	1,150	1,172
Amgen, Inc.			3.824% due 01/20/28	2,980	3,000
3.625% due 05/22/24	100	103	3.705% due 04/24/28	1,860	1,862
4.400% due 05/01/45	500	494	6.110% due 01/29/37	2,625	3,074
Anadarko Petroleum Corp.			4.244% due 04/24/38	1,595	1,598
4.850% due 03/15/21	650	699	5.000% due 01/21/44	300	327
5.550% due 03/15/26	300	336	4.875% due 04/01/44	1,600	1,740
6.450% due 09/15/36	4,432	5,251	Series GMTN
4.500% due 07/15/44	750	723	3.300% due 01/11/23	2,100	2,135
6.600% due 03/15/46	470	578	4.450% due 03/03/26	160	166
Anheuser-Busch InBev Finance, Inc.			3.500% due 04/19/26	5,860	5,847
2.650% due 02/01/21	1,100	1,114	Series L
3.300% due 02/01/23	3,330	3,415	2.600% due 01/15/19	310	313
3.650% due 02/01/26	5,685	5,814	Series X
4.900% due 02/01/46	1,570	1,715	6.250% due 09/29/49 (ƒ)	420	450
Anthem, Inc.			Bank of America NA
2.250% due 08/15/19	2,210	2,219	Series BKNT
3.700% due 08/15/21	250	260	1.750% due 06/05/18	6,965	6,980
3.125% due 05/15/22	3,665	3,728	2.050% due 12/07/18	1,815	1,824
Apache Corp.			Bank of Montreal
6.900% due 09/15/18	1,140	1,214	1.367% due 08/16/18 (Ê)(~)	5,800	5,799
3.250% due 04/15/22	100	102	Bank of New York Mellon Corp. (The)
5.100% due 09/01/40	900	946	2.600% due 08/17/20	3,145	3,198
4.750% due 04/15/43	180	183	2.200% due 08/16/23	3,970	3,842
4.250% due 01/15/44	120	113	Bank One Capital III
Apollo Management Holdings, LP			8.750% due 09/01/30	1,527	2,229
4.400% due 05/27/26 (Þ)	2,560	2,629	Barrick NA Finance LLC
Apple, Inc.			4.400% due 05/30/21	1,515	1,638
1.873% due 02/22/19 (Ê)	3,380	3,430	5.700% due 05/30/41	600	694
1.334% due 05/06/19 (Ê)	2,725	2,737	5.750% due 05/01/43	1,785	2,085
3.000% due 02/09/24	1,850	1,886	Becton Dickinson and Co.
2.450% due 08/04/26	1,750	1,675	3.734% due 12/15/24	139	140
Arconic, Inc.			4.685% due 12/15/44	100	97
5.400% due 04/15/21	1,225	1,314	Berkshire Hathaway Energy Co.
5.900% due 02/01/27	350	376	6.500% due 09/15/37	350	461
5.950% due 02/01/37	350	357	Blue Cube Spinco, Inc.
AT&T, Inc.			10.000% due 10/15/25	1,670	2,058
3.000% due 02/15/22	250	251	BMW US Capital LLC
3.800% due 03/01/24	1,780	1,809	1.500% due 04/11/19 (Þ)	5,753	5,725
3.400% due 05/15/25	90	88	Boeing Co. (The)
4.250% due 03/01/27	7,830	7,990	4.875% due 02/15/20	700	759
5.250% due 03/01/37	3,025	3,102	Brinker International, Inc.
4.800% due 06/15/44	990	936	3.875% due 05/15/23	500	473
4.350% due 06/15/45	480	426	Broadcom Corp. / Broadcom Cayman
4.550% due 03/09/49	6,287	5,657	Finance, Ltd.
Athene Global Funding			3.000% due 01/15/22 (Þ)	3,710	3,740
2.750% due 04/20/20 (Þ)	2,825	2,828	Burlington Northern Santa Fe LLC
Avon Products, Inc.			4.150% due 04/01/45	705	717
6.500% due 03/01/19	490	510	Capital One Bank USA NA
			Series BKNT

See accompanying notes which are an integral part of the financial statements.

384 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.250% due 02/13/19	4,335	4,349	Series A
Capital One Financial Corp.			6.500% due 11/15/22	1,780	1,816
3.750% due 03/09/27	2,770	2,741	CME Group, Inc.
Capital One NA			5.300% due 09/15/43	200	243
2.350% due 08/17/18	3,705	3,725	CNOOC Finance USA LLC
Carlyle Holdings II Finance LLC			3.500% due 05/05/25	1,300	1,294
5.625% due 03/30/43 (Þ)	2,995	3,108	Comcast Corp.
Caterpillar Financial Services Corp.			3.375% due 08/15/25	200	204
1.350% due 05/18/19	2,050	2,033	3.300% due 02/01/27	2,640	2,655
CCO Holdings LLC / CCO Holdings			3.200% due 07/15/36	120	108
Capital Corp.			6.400% due 03/01/40	150	194
5.375% due 05/01/25 (Þ)	760	792	Constellation Brands, Inc.
Celgene Corp.			6.000% due 05/01/22	1,785	2,035
3.550% due 08/15/22	200	208	4.750% due 11/15/24	370	403
5.000% due 08/15/45	710	758	Continental Resources, Inc.
CenturyLink, Inc.			4.500% due 04/15/23	100	99
Series G			3.800% due 06/01/24	1,040	978
6.875% due 01/15/28	350	349	4.900% due 06/01/44	305	265
Series T			Cott Holdings, Inc.
5.800% due 03/15/22	300	314	5.500% due 04/01/25 (Þ)	260	265
CF Industries, Inc.			Crown Castle Towers LLC
5.150% due 03/15/34	700	634	6.113% due 01/15/20 (Þ)	2,400	2,600
5.375% due 03/15/44	4,635	4,038
Charter Communications Operating LLC			CVS Health Corp.
			2.750% due 12/01/22	600	601
/ Charter Communications Operating			5.125% due 07/20/45	1,100	1,229
Capital
4.464% due 07/23/22	3,895	4,144	Daimler Finance NA LLC
6.384% due 10/23/35	1,935	2,226	2.000% due 08/03/18 (Þ)	6,630	6,646
			1.750% due 10/30/19 (Þ)	3,850	3,814
Chesapeake Energy Corp.			2.300% due 01/06/20 (Þ)	5,740	5,756
6.125% due 02/15/21	310	305
8.000% due 12/15/22 (Þ)	20	21	Darden Restaurants, Inc.
5.750% due 03/15/23	30	28	6.800% due 10/15/37	2,710	3,372
Chevron Corp.			DaVita HealthCare Partners, Inc.
1.411% due 05/16/18 (Ê)	875	879	5.000% due 05/01/25	420	423
1.790% due 11/16/18	750	754	DCP Midstream Operating, LP
2.954% due 05/16/26	800	798	3.875% due 03/15/23	560	546
Chubb INA Holdings, Inc.			5.600% due 04/01/44	175	167
2.300% due 11/03/20	150	151	Dell, Inc.
3.350% due 05/03/26	1,010	1,034	5.875% due 06/15/19	300	319
Cintas Corp. No. 2			7.100% due 04/15/28	735	797
2.900% due 04/01/22	320	325	Delta Air Lines Pass-Through Trust
3.700% due 04/01/27	340	351	Series 071A Class A
Cisco Systems, Inc.			6.821% due 08/10/22	2,790	3,195
1.400% due 09/20/19	1,945	1,932	Series 2002-1 Class G-1
CIT Group, Inc.			6.718% due 01/02/23	334	376
5.000% due 08/01/23	300	323	Devon Energy Corp.
Citigroup Capital III			5.850% due 12/15/25	2,550	2,952
7.625% due 12/01/36	2,825	3,326	5.000% due 06/15/45	1,150	1,168
Citigroup, Inc.			Devon Financing Co. LLC
2.150% due 07/30/18	3,715	3,727	7.875% due 09/30/31	4,550	5,975
4.450% due 09/29/27	8,835	9,039	DG Bank
8.125% due 07/15/39	590	868	1.427% due 08/16/18 (Ê)(~)	3,750	3,749
5.300% due 05/06/44	671	726	Diageo Investment Corp.
4.650% due 07/30/45	1,189	1,239	2.875% due 05/11/22	600	614
4.750% due 05/18/46	110	110	Diamond 1 Finance Corp. / Diamond 2
			Finance Corp
Series P			3.480% due 06/01/19 (Þ)	1,000	1,023
5.950% due 12/31/49 (ƒ)	1,900	1,996	4.420% due 06/15/21 (Þ)	1,840	1,931
Clear Channel Worldwide Holdings, Inc.			7.125% due 06/15/24 (Þ)	630	696

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 385

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.020% due 06/15/26 (Þ)	4,125	4,544	Series BKNT
8.350% due 07/15/46 (Þ)	6,245	8,082	2.875% due 10/01/21	2,900	2,951
Diamond Offshore Drilling, Inc.			First Data Corp.
5.875% due 05/01/19	590	613	5.375% due 08/15/23 (Þ)	500	520
4.875% due 11/01/43	445	322	First Union Capital II
Discovery Communications LLC			Series A
5.625% due 08/15/19	1,453	1,566	7.950% due 11/15/29	1,575	2,077
6.350% due 06/01/40	3,706	3,982	FirstEnergy Corp.
DISH DBS Corp.			Series B
6.750% due 06/01/21	235	256	4.250% due 03/15/23	700	729
5.875% due 11/15/24	550	577	Series C
Dollar Tree, Inc.			7.375% due 11/15/31	1,900	2,500
5.750% due 03/01/23	490	520	FirstEnergy Solutions Corp.
Dominion Resources, Inc.			6.050% due 08/15/21	700	310
7.000% due 06/15/38	150	194	Ford Motor Credit Co. LLC
Dresdner Funding Trust I			2.551% due 10/05/18	8,480	8,538
8.151% due 06/30/31 (Þ)	350	416	3.157% due 08/04/20	1,750	1,781
Duke Energy Carolinas LLC			5.875% due 08/02/21	650	723
5.300% due 02/15/40	200	240	Freeport-McMoRan, Inc.
4.250% due 12/15/41	100	104	3.550% due 03/01/22	1,050	987
Duke Energy Progress LLC			6.875% due 02/15/23 (Þ)	100	105
4.100% due 03/15/43	1,545	1,566	3.875% due 03/15/23	500	464
Eaton Corp.			4.550% due 11/14/24	2,943	2,765
2.750% due 11/02/22	1,000	1,005	5.400% due 11/14/34	270	240
4.150% due 11/02/42	250	247	5.450% due 03/15/43	4,255	3,628
eBay, Inc.			Frontier Communications Corp.
1.650% due 08/01/19 (Ê)	1,725	1,728	9.000% due 08/15/31	525	449
Ecolab, Inc.			GE Capital International Funding Co.
4.350% due 12/08/21	100	108	Unlimited Co
Embarq Corp.			4.418% due 11/15/35	1,000	1,069
7.995% due 06/01/36	820	835	General Electric Co.
EMC Corp.			1.958% due 04/15/20 (Ê)	1,140	1,159
1.875% due 06/01/18	350	348	5.300% due 02/11/21	900	1,000
2.650% due 06/01/20	800	783	4.500% due 03/11/44	1,750	1,910
3.375% due 06/01/23	595	573	Series GMTN
Energy Transfer Partners, LP			3.100% due 01/09/23	679	703
4.050% due 03/15/25	2,910	2,907	6.150% due 08/07/37	583	761
6.050% due 06/01/41	2,678	2,849	6.875% due 01/10/39	1,780	2,543
EnLink Midstream Partners, LP			General Motors Co.
2.700% due 04/01/19	3,340	3,344	3.500% due 10/02/18	380	387
4.150% due 06/01/25	2,525	2,536	4.875% due 10/02/23	3,070	3,274
5.050% due 04/01/45	370	350	6.250% due 10/02/43	650	710
Enterprise Products Operating LLC			5.200% due 04/01/45	1,455	1,416
Series B			General Motors Financial Co., Inc.
7.034% due 01/15/68	2,890	2,984	4.375% due 09/25/21	150	158
			4.250% due 05/15/23	100	103
EOG Resources, Inc.
2.450% due 04/01/20	2,570	2,590	5.250% due 03/01/26	1,380	1,488
4.150% due 01/15/26	200	211	Genworth Holdings, Inc.
			7.200% due 02/15/21	490	464
Exelon Corp.
2.850% due 06/15/20	2,590	2,636	7.625% due 09/24/21	560	533
Exxon Mobil Corp.			Georgia-Pacific LLC
1.281% due 03/15/19 (Ê)	4,555	4,560	8.875% due 05/15/31	2,190	3,380
3.043% due 03/01/26	500	505	Gilead Sciences, Inc.
4.114% due 03/01/46	250	260	2.550% due 09/01/20	3,700	3,749
			3.650% due 03/01/26	170	173
Farmers Exchange Capital III
5.454% due 10/15/54 (Þ)	3,275	3,377	4.750% due 03/01/46	775	799
Fifth Third Bank			Glencore Funding LLC
			4.125% due 05/30/23 (Þ)	280	288

See accompanying notes which are an integral part of the financial statements.

386 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.000% due 03/27/27 (Þ)	4,415	4,395	3.700% due 07/29/25	150	158
GLP Capital, LP / GLP Financing II, Inc.			4.900% due 07/29/45	100	113
5.375% due 11/01/23	550	594	International Business Machines Corp.
Goldman Sachs Capital I			1.272% due 02/12/19 (Ê)	1,270	1,277
6.345% due 02/15/34	7,115	8,513	International Game Technology
Goldman Sachs Capital II			7.500% due 06/15/19	245	269
4.000% due 06/01/43 (Ê)(ƒ)	17	14	International Lease Finance Corp.
Goldman Sachs Group, Inc. (The)			7.125% due 09/01/18 (Þ)	1,000	1,068
5.250% due 07/27/21	1,900	2,090	5.875% due 08/15/22	1,370	1,540
3.850% due 07/08/24	1,445	1,493	International Paper Co.
4.250% due 10/21/25	1,410	1,451	8.700% due 06/15/38	1,735	2,503
3.500% due 11/16/26	590	585	IPALCO Enterprises, Inc.
3.850% due 01/26/27	4,345	4,415	5.000% due 05/01/18	3,500	3,596
6.450% due 05/01/36	50	60	Jackson National Life Global Funding
6.750% due 10/01/37	3,631	4,536	2.600% due 12/09/20 (Þ)	1,670	1,680
6.250% due 02/01/41	1,100	1,388	Janus Capital Group, Inc.
5.150% due 05/22/45	170	180	4.875% due 08/01/25	1,675	1,797
4.750% due 10/21/45	1,000	1,070	JC Penney Corp., Inc.
Series D			7.400% due 04/01/37	525	429
6.000% due 06/15/20	1,875	2,078	Johnson & Johnson
Series GMTN			2.250% due 03/03/22	2,200	2,222
2.922% due 10/28/27 (Ê)	4,540	4,680	3.625% due 03/03/37	350	353
Goodyear Tire & Rubber Co. (The)			Johnson Controls International PLC
5.125% due 11/15/23	330	347	5.125% due 09/14/45	2,420	2,708
Great Plains Energy, Inc.			Joy Global, Inc.
5.292% due 06/15/22	3,785	4,158	5.125% due 10/15/21	400	442
Halliburton Co.			JPMorgan Chase & Co.
3.800% due 11/15/25	500	514	2.750% due 06/23/20	2,755	2,799
4.850% due 11/15/35	700	741	2.550% due 03/01/21	3,340	3,356
Harris Corp.			1.656% due 03/09/21 (Ê)	10,410	10,377
4.854% due 04/27/35	250	270	4.350% due 08/15/21	900	966
5.054% due 04/27/45	260	286	3.875% due 09/10/24	1,000	1,024
HCA, Inc.			4.125% due 12/15/26	1,600	1,654
5.375% due 02/01/25	230	239	4.250% due 10/01/27	210	217
Hewlett Packard Enterprise Co.			3.782% due 02/01/28	1,820	1,851
Zero coupon due 10/05/18	1,595	1,614	6.400% due 05/15/38	2,208	2,873
Zero coupon due 10/15/35	7,038	7,508	4.950% due 06/01/45	700	745
Hospitality Properties Trust			KeyCorp
4.950% due 02/15/27	2,180	2,271	2.300% due 12/13/18	2,950	2,966
HSBC Bank USA NA			Kinder Morgan, Inc.
Series BKNT			5.550% due 06/01/45	435	461
5.875% due 11/01/34	2,665	3,212	KKR Group Finance Co. II LLC
HSBC Finance Corp.			5.500% due 02/01/43 (Þ)	50	53
6.676% due 01/15/21	700	795	KKR Group Finance Co. III LLC
Humana, Inc.			5.125% due 06/01/44 (Þ)	1,935	1,988
3.150% due 12/01/22	100	101	Kohl's Corp.
3.950% due 03/15/27	330	340	5.550% due 07/17/45	4,515	4,087
4.625% due 12/01/42	150	154	Kraft Foods Group, Inc.
4.950% due 10/01/44	120	128	3.500% due 06/06/22	700	724
4.800% due 03/15/47	30	32	Kraft Heinz Foods Co.
Huntington National Bank (The)			4.875% due 02/15/25 (Þ)	4,039	4,325
2.200% due 11/06/18	4,406	4,422	5.000% due 07/15/35	170	179
Hyundai Capital America			5.000% due 06/04/42	80	82
2.000% due 07/01/19 (Þ)	2,085	2,067	5.200% due 07/15/45	150	158
Ingram Micro, Inc.			Kroger Co. (The)
5.450% due 12/15/24	500	502	5.150% due 08/01/43	150	162
Intel Corp.			L Brands, Inc.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 387

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.950% due 03/01/33	520	497	MPLX, LP
Lamb Weston Holdings, Inc.			4.875% due 06/01/25	700	745
4.875% due 11/01/26 (Þ)	350	361	4.125% due 03/01/27	4,840	4,902
Land O' Lakes, Inc.			Murphy Oil Corp.
6.000% due 11/15/22 (Þ)	4,550	5,028	4.700% due 12/01/22	630	616
Legg Mason, Inc.			Mutual of Omaha Insurance Co.
4.750% due 03/15/26	3,239	3,428	4.297% due 07/15/54 (Þ)	3,140	3,156
Lennar Corp.			Mylan NV
4.500% due 04/30/24	220	222	3.950% due 06/15/26	6,065	5,999
Level 3 Financing, Inc. Term Loan B			5.250% due 06/15/46	2,480	2,546
3.304% due 02/22/24 (Ê)	890	893	Nabors Industries, Inc.
Lockheed Martin Corp.			5.000% due 09/15/20	525	542
3.350% due 09/15/21	1,690	1,759	4.625% due 09/15/21	455	460
4.500% due 05/15/36	100	107	Navient Corp.
Series 10YR			Series MTN
3.550% due 01/15/26	600	619	8.450% due 06/15/18	790	845
Lowe's Cos., Inc.			8.000% due 03/25/20	725	798
3.100% due 05/03/27	2,280	2,280	5.625% due 08/01/33	525	420
McDonald's Corp.			NBCUniversal Media LLC
2.100% due 12/07/18	2,975	2,993	4.375% due 04/01/21	1,000	1,080
3.700% due 01/30/26	400	413	NCL Corp., Ltd.
3.500% due 03/01/27	240	244	4.750% due 12/15/21 (Þ)	210	215
MeadWestvaco Corp.			Netflix, Inc.
7.375% due 09/01/19	970	1,081	5.875% due 02/15/25	380	412
Medtronic, Inc.			New Albertson's, Inc.
3.150% due 03/15/22	3,595	3,723	Series MTNC
3.500% due 03/15/25	1,000	1,032	6.625% due 06/01/28	400	358
Merck & Co., Inc.			Newell Brands, Inc.
0.986% due 05/18/18 (Ê)	8,385	8,414	3.150% due 04/01/21	150	154
2.750% due 02/10/25	300	299	3.850% due 04/01/23	400	418
Mercury General Corp.			5.000% due 11/15/23	3,884	4,143
4.400% due 03/15/27	3,240	3,260	4.200% due 04/01/26	250	263
MetLife, Inc.			NextEra Energy Capital Holdings, Inc.
6.400% due 12/15/36	670	754	3.550% due 05/01/27	2,840	2,849
10.750% due 08/01/39	4,380	7,008	Noble Energy, Inc.
Metropolitan Life Global Funding I			8.250% due 03/01/19	600	665
1.350% due 09/14/18 (Þ)	9,700	9,662	3.900% due 11/15/24	1,000	1,021
2.500% due 12/03/20 (Þ)	2,000	2,008	5.250% due 11/15/43	100	105
Microsoft Corp.			Nordea Bank AB
2.875% due 02/06/24	970	984	1.435% due 04/10/19 (Ê)(~)	1,800	1,799
2.700% due 02/12/25	240	239	Norfolk Southern Corp.
2.400% due 08/08/26	1,350	1,293	1.800% due 02/14/20	2,580	2,581
3.300% due 02/06/27	4,005	4,115	Northwest Airlines Pass Through Trust
3.450% due 08/08/36	20	19	Series 07-1
4.100% due 02/06/37	2,400	2,496	7.027% due 11/01/19	1,887	2,096
3.750% due 02/12/45	1,000	963	NVR, Inc.
4.500% due 02/06/57	290	302	3.950% due 09/15/22	3,200	3,333
MidAmerican Energy Co.			Occidental Petroleum Corp.
3.500% due 10/15/24	1,500	1,571	3.125% due 02/15/22	200	205
Morgan Stanley			3.400% due 04/15/26	350	354
2.553% due 10/24/23 (Ê)	5,990	6,090	3.000% due 02/15/27	870	851
Series 10YR			4.625% due 06/15/45	200	210
3.625% due 01/20/27	3,840	3,850	4.400% due 04/15/46	150	153
Series 30YR			4.100% due 02/15/47	1,010	991
4.375% due 01/22/47	2,215	2,228	Oracle Corp.
Series GMTN			1.900% due 09/15/21	2,635	2,609
7.300% due 05/13/19	1,000	1,103	PACCAR Financial Corp.

See accompanying notes which are an integral part of the financial statements.

388 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.650% due 02/25/19	1,400	1,399	5.625% due 04/15/20 (Þ)	182	195
1.200% due 08/12/19	1,236	1,218	Roper Technologies, Inc.
Series MTN			2.800% due 12/15/21	1,270	1,277
1.700% due 12/06/18 (Ê)	2,850	2,873	Rowan Cos., Inc.
Pacific Gas & Electric Co.			4.875% due 06/01/22	350	329
6.050% due 03/01/34	1,700	2,136	4.750% due 01/15/24	420	370
5.800% due 03/01/37	400	497	Sabine Pass Liquefaction LLC
Party City Holdings, Inc.			6.250% due 03/15/22	3,005	3,371
1.000% due 08/19/22 (Ê)	983	982	5.750% due 05/15/24	380	420
Pfizer, Inc.			5.000% due 03/15/27 (Þ)	780	823
1.431% due 06/15/18 (Ê)	7,545	7,572	Safeway, Inc.
Pharmacia LLC			7.250% due 02/01/31	490	474
6.500% due 12/01/18	2,065	2,220	Santander Holdings USA, Inc.
Philip Morris International, Inc.			4.500% due 07/17/25	100	102
2.000% due 02/21/20	7,585	7,611	Schlumberger Holdings Corp.
2.500% due 08/22/22	600	599	4.000% due 12/21/25 (Þ)	300	316
4.500% due 03/20/42	220	228	South Carolina Electric & Gas Co.
Pricoa Global Funding I			6.050% due 01/15/38	1,817	2,160
2.550% due 11/24/20 (Þ)	2,210	2,225	Southern Natural Gas Co. LLC /
Prime Security Services Borrower LLC /			Southern Natural Issuing Corp.
Prime Finance, Inc.			4.400% due 06/15/21	2,280	2,426
9.250% due 05/15/23 (Þ)	330	361	Southwest Airlines Co.
Procter & Gamble Co. (The)			2.650% due 11/05/20	3,130	3,166
1.440% due 11/01/19 (Ê)	1,580	1,584	Southwestern Energy Co.
Progress Energy, Inc.			6.700% due 01/23/25	1,220	1,214
4.400% due 01/15/21	200	212	Sprint Capital Corp.
Protective Life Global Funding			6.900% due 05/01/19	840	902
2.700% due 11/25/20 (Þ)	1,100	1,110	6.875% due 11/15/28	30	33
PulteGroup, Inc.			8.750% due 03/15/32	1,700	2,092
6.000% due 02/15/35	350	348	Sprint Spectrum Co. LLC / Sprint
Quebecor World Capital Corp.			Spectrum Co II LLC / Sprint Spectrum
4.875% due 01/02/49 (Ø)(Þ)	625	—	Co III LLC
6.125% due 11/15/49 (Ø)	1,955	—	Series A-1
Quicken Loans, Inc.			3.360% due 09/20/21 (Þ)	2,300	2,320
5.750% due 05/01/25 (Þ)	230	232	Svenska Handelsbanken AB
QVC, Inc.			1.439% due 02/12/19 (Ê)(~)	3,250	3,249
4.375% due 03/15/23	845	851	Symantec Corp.
Qwest Capital Funding, Inc.			3.950% due 06/15/22	400	408
7.750% due 02/15/31	300	290	Talen Energy Supply LLC
			4.600% due 12/15/21	350	271
Raytheon Co.			Taylor Morrison Communities, Inc. /
6.400% due 12/15/18	3,350	3,607
Regency Energy Partners, LP / Regency			Monarch Communities Inc
			5.625% due 03/01/24 (Þ)	700	740
Energy Finance Corp.			Teachers Insurance & Annuity
5.875% due 03/01/22	400	441
Reliance Standard Life Global Funding			Association of America
			4.900% due 09/15/44 (Þ)	400	440
II			4.375% due 09/15/54 (Þ)	200	202
2.500% due 01/15/20 (Þ)	3,380	3,396
Reynolds American, Inc.			Tenet Healthcare Corp.
6.875% due 05/01/20	4,400	4,973	4.631% due 06/15/20 (Ê)	500	503
3.250% due 06/12/20	250	258	Tennessee Gas Pipeline Co. LLC
8.125% due 05/01/40	2,415	3,332	8.375% due 06/15/32	3,065	3,894
5.850% due 08/15/45	860	1,016	Time Warner Cable LLC
Reynolds Group Issuer, Inc. / Reynolds			4.125% due 02/15/21	1,000	1,041
Group Issuer LLC / Reynolds Group			7.300% due 07/01/38	400	500
Issuer Lu			5.875% due 11/15/40	540	586
5.750% due 10/15/20	350	361	Time Warner, Inc.
6.875% due 02/15/21	240	246	4.750% due 03/29/21	4,410	4,762
Rockies Express Pipeline LLC			3.800% due 02/15/27	2,820	2,808
6.850% due 07/15/18 (Þ)	1,400	1,468	TJX Cos., Inc. (The)

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 389

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.250% due 09/15/26	90	84	4.300% due 12/14/45	1,460	1,562
Toyota Motor Credit Corp.			Volkswagen Group of America Finance
Series GMTN			LLC
1.615% due 07/13/18 (Ê)	525	527	2.450% due 11/20/19 (Þ)	3,315	3,325
2.800% due 07/13/22	2,085	2,116	VSD LLC
Series MTN			3.600% due 12/25/43	801	801
1.415% due 01/09/19 (Ê)	8,000	8,021	Wachovia Capital Trust II
Transcontinental Gas Pipe Line Co. LLC			1.658% due 01/15/27 (Ê)	2,745	2,464
7.850% due 02/01/26	800	1,038	Walgreens Boots Alliance, Inc.
Transocean, Inc.			3.450% due 06/01/26	1,500	1,475
6.800% due 03/15/38	560	448	Wal-Mart Stores, Inc.
Tyson Foods, Inc.			6.200% due 04/15/38	100	131
5.150% due 08/15/44	10	11	Waste Management, Inc.
Union Pacific Railroad Co. Pass-Through			3.500% due 05/15/24	1,200	1,248
Trust			WEA Finance LLC / Westfield UK &
Series 06-1			Europe Finance PLC
5.866% due 07/02/30	851	959	3.250% due 10/05/20 (Þ)	1,025	1,047
United Rentals NA, Inc.			WellPoint, Inc.
5.750% due 11/15/24	380	400	6.375% due 06/15/37	2,100	2,604
United Technologies Corp.			Wells Fargo & Co.
3.100% due 06/01/22	1,000	1,037	2.112% due 12/07/20 (Ê)	3,670	3,718
4.500% due 06/01/42	200	216	2.440% due 03/04/21 (Ê)	4,000	4,106
			2.500% due 03/04/21	2,895	2,904
UnitedHealth Group, Inc.
1.900% due 07/16/18	3,765	3,782	4.600% due 04/01/21	1,500	1,621
3.875% due 10/15/20	100	106	3.069% due 01/24/23	5,600	5,665
5.700% due 10/15/40	400	496	2.402% due 10/31/23 (Ê)	9,430	9,584
			3.000% due 04/22/26	2,000	1,935
Univision Communications, Inc.			3.000% due 10/23/26	1,720	1,656
3.898% due 03/15/24 (Ê)	1,490	1,480
5.125% due 02/15/25 (Þ)	380	379	4.400% due 06/14/46	160	156
			4.750% due 12/07/46	1,270	1,308
UPC Financing Partnership
3.784% due 04/15/25	670	672	Series GMTN
			2.600% due 07/22/20	5,385	5,452
US Airways Pass-Through Trust			4.300% due 07/22/27	2,160	2,265
Series 2012-1 Class A			4.900% due 11/17/45	1,700	1,785
5.900% due 10/01/24	2,359	2,645
			West Corp.
Series A Class A			5.375% due 07/15/22 (Þ)	260	263
7.125% due 10/22/23	2,254	2,602
			Western Gas Partners, LP
USF&G Capital III			4.650% due 07/01/26	240	251
8.312% due 07/01/46 (Þ)	5,426	7,140
			Westlake Chemical Corp.
Verizon Communications, Inc.			4.875% due 05/15/23	2,055	2,134
2.871% due 09/14/18 (Ê)	1,610	1,643
3.650% due 09/14/18	1,970	2,019	Williams Cos., Inc. (The)
1.918% due 06/17/19 (Ê)	2,550	2,570	4.550% due 06/24/24	730	747
5.150% due 09/15/23	4,745	5,241	5.750% due 06/24/44	385	398
2.625% due 08/15/26	310	284	Williams Partners, LP
4.125% due 03/16/27	3,865	3,941	3.600% due 03/15/22	4,975	5,091
4.862% due 08/21/46	900	874	5.800% due 11/15/43	1,700	1,854
5.500% due 03/16/47	380	401	XPO Logistics, Inc.
4.672% due 03/15/55	10,040	9,198	3.371% due 10/30/21	741	745
Viacom, Inc.			Yum! Brands, Inc.
3.875% due 04/01/24	150	151	3.875% due 11/01/23	850	839
6.250% due 02/28/57	2,800	2,874	6.875% due 11/15/37	165	171
Virginia Electric & Power Co.			ZF NA Capital, Inc.
			4.750% due 04/29/25 (Þ)	620	645
Series B
2.950% due 11/15/26	820	814	ZFS Finance USA Trust V
			6.500% due 05/09/37 (Þ)	1,822	1,824
Series C
4.000% due 11/15/46	2,205	2,200			958,960
Visa, Inc.			International Debt - 6.8%
3.150% due 12/14/25	1,000	1,017

See accompanying notes which are an integral part of the financial statements.

390 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1011778 B.C. Unlimited Liability Co. /			5.000% due 09/30/43	300	341
New Red Finance, Inc.			6.750% due 10/19/75 (Þ)	1,800	2,039
6.000% due 04/01/22 (Þ)	370	386
1011778 B.C. Unlimited Liability Co.			BNP Paribas
1st Lien Term Loan B			4.625% due 03/13/27 (Þ)	450	460
3.302% due 02/17/24 (Ê)	946	946	BP Capital Markets PLC
			3.245% due 05/06/22	100	103
ABN AMRO Bank NV			3.216% due 11/28/23	2,750	2,790
4.750% due 07/28/25 (Þ)	400	418
Actavis Funding SCS			3.119% due 05/04/26	800	792
3.450% due 03/15/22	250	257	Braskem Finance, Ltd.
3.800% due 03/15/25	1,100	1,120	6.450% due 02/03/24	1,850	1,970
4.750% due 03/15/45	120	122	Brazilian Government International Bond
AerCap Global Aviation Trust			5.625% due 01/07/41	2,360	2,344
6.500% due 06/15/45 (Þ)	1,735	1,822	British Telecommunications PLC
AerCap Ireland Capital, Ltd. / AerCap			9.125% due 12/15/30	200	302
Global Aviation Trust			Canadian Oil Sands, Ltd.
3.750% due 05/15/19	400	412	7.750% due 05/15/19 (Þ)	2,590	2,831
Alcoa Nederland Holding BV			4.500% due 04/01/22 (Þ)	3,740	3,830
7.000% due 09/30/26 (Þ)	300	332	CDP Financial, Inc.
America Movil SAB de CV			5.600% due 11/25/39 (Þ)	1,780	2,252
5.000% due 03/30/20	4,251	4,572	Cedar Funding III CLO, Ltd.
Anglo American Capital PLC			Series 2014-3A Class A1
3.625% due 05/14/20 (Þ)	1,050	1,063	1.863% due 05/20/26 (Ê)(Þ)	10,850	10,895
3.750% due 04/10/22 (Þ)	380	382	Celulosa Arauco y Constitucion SA
4.875% due 05/14/25 (Þ)	500	521	4.750% due 01/11/22	300	314
ArcelorMittal			Cenovus Energy, Inc.
6.250% due 03/01/21	525	572	5.700% due 10/15/19	1,135	1,221
7.000% due 02/25/22	885	1,003	6.750% due 11/15/39	210	236
7.750% due 10/15/39	525	600	Colombia Government International
7.500% due 03/01/41	1,010	1,139	Bond
Argentine Republic Government			5.625% due 02/26/44	1,720	1,879
International Bond			Commonwealth Bank of Australia
6.875% due 04/22/21	490	536	5.000% due 10/15/19 (Þ)	200	214
5.625% due 01/26/22	2,660	2,770	Cooperatieve Rabobank UA
Aristocrat International Pty, Ltd. Term			4.625% due 12/01/23	900	960
Loan B2			4.375% due 08/04/25	2,600	2,705
3.352% due 10/20/21	975	983	11.000% due 06/29/49 (ƒ)(Þ)	400	467
AstraZeneca PLC			Credit Agricole SA
2.375% due 11/16/20	4,415	4,447	8.375% due 10/29/49 (ƒ)(Þ)	600	669
Bancolombia SA			Credit Suisse Group AG
5.950% due 06/03/21	3,370	3,711	3.574% due 01/09/23 (Þ)	2,630	2,662
Bank of Montreal			4.282% due 01/09/28 (Þ)	4,765	4,840
2.100% due 12/12/19	2,175	2,186	6.250% due 12/31/49 (ƒ)(Þ)	2,815	2,934
1.900% due 08/27/21	1,535	1,510	Credit Suisse Group Funding Guernsey,
Bank of Nova Scotia (The)			Ltd.
1.781% due 06/14/19 (Ê)	7,500	7,554	4.875% due 05/15/45	1,000	1,045
Barclays Bank PLC			Danone SA
6.278% due (ƒ)	215	235	2.077% due 11/02/21 (Þ)	750	733
Barclays PLC			2.589% due 11/02/23 (Þ)	1,120	1,091
3.684% due 01/10/23	2,250	2,289	2.947% due 11/02/26 (Þ)	920	881
4.337% due 01/10/28	7,130	7,289	Danske Bank A/S
Barrick Gold Corp.			1.574% due 03/02/20 (Ê)(Þ)	1,600	1,601
4.100% due 05/01/23	3,960	4,307	Ecopetrol SA
BBVA Bancomer SA			4.125% due 01/16/25	5,020	4,853
6.750% due 09/30/22 (Þ)	3,265	3,692	5.875% due 05/28/45	1,510	1,386
Bharti Airtel, Ltd.			Ensco PLC
4.375% due 06/10/25 (Þ)	2,580	2,589	8.000% due 01/31/24	203	201
BHP Billiton Finance USA, Ltd.			4.500% due 10/01/24	425	351
2.875% due 02/24/22	79	81	Equate Petrochemical BV

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 391

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.250% due 11/03/26 (Þ)	460	468	NCL Corp., Ltd.
ESAL GmbH			4.625% due 11/15/20 (Þ)	280	287
6.250% due 02/05/23 (Þ)	2,420	2,453	Noble Holding International, Ltd.
Fiat Chrysler Automobiles NV			4.900% due 08/01/20	81	78
5.250% due 04/15/23	580	596	7.700% due 04/01/25	240	216
GlaxoSmithKline Capital PLC			8.700% due 04/01/45	425	371
2.850% due 05/08/22	400	407	Nokia OYJ
HBOS PLC			6.625% due 05/15/39	4,450	4,866
Series GMTN			Nordea Bank AB
6.750% due 05/21/18 (Þ)	1,000	1,046	1.437% due 02/21/19 (Ê)(~)	4,000	3,999
HSBC Bank PLC			4.875% due 05/13/21 (Þ)	600	643
7.650% due 05/01/25	2,055	2,538	NXP BV / NXP Funding LLC
Series 1M			4.625% due 06/15/22 (Þ)	2,410	2,588
1.625% due 06/29/49 (f)	4,220	3,404	OCP SA
HSBC Holdings PLC			4.500% due 10/22/25 (Þ)	330	328
3.400% due 03/08/21	2,000	2,057	Ontario Teachers' Cadillac Fairview
3.262% due 03/13/23	3,185	3,226	Properties Trust
4.250% due 08/18/25	1,000	1,021	3.125% due 03/20/22 (Þ)	7,475	7,577
3.900% due 05/25/26	1,500	1,540	Pernod Ricard SA
Indonesia Government International			4.450% due 01/15/22 (Þ)	580	624
Bond			5.500% due 01/15/42 (Þ)	150	174
Series REGS			Perrigo Finance PLC
3.750% due 04/25/22	1,380	1,417	3.500% due 12/15/21	3,195	3,279
5.125% due 01/15/45	400	424	Peru Government International Bond
ING Bank NV			5.625% due 11/18/50	670	812
5.800% due 09/25/23 (Þ)	4,500	5,038	Petrobras Global Finance BV
ING Groep NV			5.375% due 01/27/21	4,750	4,879
3.950% due 03/29/27	2,980	3,046	6.250% due 03/17/24	130	135
Intelsat Jackson Holdings SA			7.375% due 01/17/27	70	75
7.250% due 04/01/19	2,990	2,882	Petroleos Mexicanos
Intesa Sanpaolo SpA			5.375% due 03/13/22 (Þ)	2,830	2,975
5.017% due 06/26/24 (Þ)	1,800	1,715	3.500% due 01/30/23	570	544
Kinross Gold Corp.			6.875% due 08/04/26	780	872
5.950% due 03/15/24	685	734	5.625% due 01/23/46	4,840	4,309
Kuwait International Government Bond			Province of Quebec Canada
3.500% due 03/20/27 (Þ)	1,050	1,074	1.436% due 07/21/19 (Ê)	3,380	3,382
Lloyds Banking Group PLC			Series MTN
4.500% due 11/04/24	600	620	1.161% due 09/04/18 (Ê)	1,895	1,897
Lukoil International Finance BV			Provincia de Buenos Aires/Argentina
6.125% due 11/09/20 (Þ)	3,360	3,695	6.500% due 02/15/23 (Þ)	450	464
LyondellBasell Industries NV			7.875% due 06/15/27 (Þ)	400	418
5.000% due 04/15/19	1,121	1,178	PT Pertamina (Persero)
Majapahit Holding BV			4.300% due 05/20/23 (Þ)	2,715	2,793
Series REGS			Republic of Poland Government
7.750% due 01/20/20	380	428	International Bond
			5.125% due 04/21/21	2,200	2,417
Medtronic Global Holdings SCA
3.350% due 04/01/27	560	570	Rio Tinto Finance USA, Ltd.
			3.750% due 09/20/21	320	338
Mexico Government International Bond
5.550% due 01/21/45	2,290	2,525	Royal Bank of Canada
			Series GMTN
Mitsubishi UFJ Financial Group, Inc.			1.480% due 03/02/20 (Ê)	6,715	6,720
2.998% due 02/22/22	310	314
Mondelez International Holdings			2.125% due 03/02/20	4,315	4,328
Netherlands BV			Royal Bank of Scotland Group PLC
1.625% due 10/28/19 (Þ)	4,620	4,553	6.400% due 10/21/19	1,000	1,089
MTN (Mauritius) Investment, Ltd.			6.125% due 12/15/22	500	539
6.500% due 10/13/26 (Þ)	3,105	3,192	3.875% due 09/12/23	5,325	5,334
Nationwide Building Society			5.125% due 05/28/24	1,500	1,542
4.000% due 09/14/26 (Þ)	5,225	5,168	7.648% due 09/30/49 (ƒ)	350	415

See accompanying notes which are an integral part of the financial statements.

392 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Royal Bank of Scotland NV			2.125% due 04/07/21	3,200	3,186
4.650% due 06/04/18	200	205	3.625% due 09/15/31	945	937
Schlumberger Norge AS			Transocean, Inc.
4.200% due 01/15/21 (Þ)	500	532	6.500% due 11/15/20	595	604
Seagate HDD Cayman			7.500% due 04/15/31	240	214
4.875% due 03/01/24 (Þ)	3,615	3,595	UBS Group Funding Jersey, Ltd.
SFR Group SA			4.125% due 09/24/25 (Þ)	500	513
7.375% due 05/01/26 (Þ)	2,370	2,494	UBS Group Funding Switzerland AG
Shell International Finance BV			3.491% due 05/23/23 (Þ)	1,000	1,016
1.462% due 11/10/18 (Ê)	5,690	5,727	4.253% due 03/23/28 (Þ)	1,250	1,293
4.375% due 03/25/20	100	107	UniCredit SpA
2.875% due 05/10/26	220	217	3.750% due 04/12/22 (Þ)	1,550	1,551
4.375% due 05/11/45	1,000	1,026	Vale Overseas, Ltd.
4.000% due 05/10/46	1,080	1,049	6.875% due 11/21/36	2,300	2,493
Shire Acquisitions Investments Co.			Valeant Pharmaceuticals International,
1.900% due 09/23/19	5,855	5,821	Inc.
Shire Acquisitions Investments Ireland			5.875% due 05/15/23 (Þ)	940	694
DAC			7.000% due 03/15/24 (Þ)	1,780	1,816
3.200% due 09/23/26	2,820	2,730	Validus Holdings, Ltd.
Siemens Financieringsmaatschappij NV			8.875% due 01/26/40	2,213	3,122
2.700% due 03/16/22 (Þ)	2,040	2,061	Vodafone Group PLC
3.400% due 03/16/27 (Þ)	3,580	3,652	5.450% due 06/10/19	1,030	1,101
Sinopec Group Overseas Development,			7.875% due 02/15/30	2,490	3,343
Ltd.			6.250% due 11/30/32	750	886
4.375% due 04/10/24 (Þ)	530	561	6.150% due 02/27/37	940	1,092
Sirius International Group, Ltd.			Voya CLO, Ltd.
7.506% due 05/29/49 (ƒ)(Þ)	2,530	2,581	Series 2014-3A Class A1
Smurfit Kappa Treasury Funding, Ltd.			2.302% due 07/25/26 (Ê)(Þ)	2,595	2,597
7.500% due 11/20/25	1,770	2,097	Series 2017-2A Class A1R
SoftBank Group Corp.			2.408% due 04/17/30 (Å)	8,100	8,100
4.500% due 04/15/20 (Þ)	635	660	Weatherford International, Ltd.
Southern Copper Corp.			9.625% due 03/01/19	1,050	1,155
6.750% due 04/16/40	60	68	6.750% due 09/15/40	315	298
5.250% due 11/08/42	1,970	1,922
					339,500
Standard Chartered PLC			Loan Agreements - 0.6%
5.700% due 03/26/44 (Þ)	1,400	1,477	Air Medical Group Holdings, Inc. Term
7.014% due 12/30/49 (ƒ)(Þ)	385	428	Loan B
Sumitomo Mitsui Financial Group, Inc.			4.250% due 04/28/22 (Ê)	665	660
Series 5FXD			Albertson's LLC 1st Lien Term Loan B4
2.058% due 07/14/21	450	442	3.992% due 08/23/21 (Ê)	500	502
Teck Resources, Ltd.			Albertsons LLC Term Loan B6
3.750% due 02/01/23	1,015	1,000	4.302% due 06/23/23 (Ê)	1,005	1,009
6.125% due 10/01/35	700	740	American Airlines, Inc. Term Loan B
Telecom Italia Capital SA			2.993% due 06/26/20	960	960
6.375% due 11/15/33	440	461	American Builders & Contractors Supply
7.200% due 07/18/36	420	463	Co., Inc. Term Loan B
7.721% due 06/04/38	440	507	3.742% due 09/23/23 (Ê)	960	966
Telefonica Emisiones SAU			Berry Plastics Corp. 1st Lien Term
5.134% due 04/27/20	250	270	Loan I
Tengizchevroil Finance Co. International,			3.493% due 10/01/22 (Ê)	436	439
Ltd.			3.524% due 10/01/22 (Ê)	347	349
4.000% due 08/15/26 (Þ)	1,355	1,310	Boyd Gaming Corp. Term Loan B2
Tesco PLC			3.445% due 03/06/24	671	673
6.150% due 11/15/37 (Þ)	525	535	Charter Communications Operating LLC
Teva Pharmaceutical Finance			1st Lien Term Loan
Netherlands III BV			3.247% due 01/15/24 (Ê)	1,063	1,068
2.800% due 07/21/23	3,240	3,120	CSC Holdings LLC Term Loan B
3.150% due 10/01/26	5,325	4,957	3.876% due 10/31/24 (Ê)	1,039	1,037
Toronto-Dominion Bank (The)			CWGS Group LLC Term Loan

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 393

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.743% due 11/08/23 (Ê)	509	511	Series 2007-2 Class AJ
First Data Corp. 1st Lien Term Loan			5.810% due 04/10/49	860	822
3.491% due 04/21/24	1,416	1,416	Series 2007-3 Class AJ
HCA, Inc. Term Loan B8			5.732% due 06/10/49	2,161	2,173
3.243% due 02/15/24	1,145	1,156	Banc of America Funding Corp.
Hilton Worldwide Finance LLC Term			Series 2015-R3 Class 1A2
Loan B2			0.724% due 03/27/36 (Ê)(Þ)	5,775	3,445
2.990% due 10/25/23 (Ê)	1,056	1,064
			Banc of America Funding Trust
Landry's, Inc. Term Loan B			Series 2005-D Class A1
3.733% due 09/22/23 (Ê)	948	949	2.997% due 05/25/35 (Ê)	4,172	4,325
Lions Gate Enterntainment, Inc. 1st Lien
Term Loan			Series 2010-R5 Class 4A1
3.982% due 10/12/23	768	772	2.790% due 08/26/36 (Ê)(Þ)	1,175	1,179
			Banc of America Mortgage Securities,
MacDermid, Inc. Term Loan B4			Inc.
5.000% due 06/07/23 (Ê)	4,349	4,367
MGM Growth Properties Operating			Series 2004-11 Class 2A1
Partnership, LP Term Loan B			5.750% due 01/25/35	258	262
3.493% due 04/25/23 (Ê)	665	666	Banc of America Mortgage Trust
MultiPlan, Inc. Term Loan B			Series 2005-D Class 2A7
5.000% due 05/25/23 (Ê)	992	1,005	3.195% due 05/25/35 (Ê)	896	850
Petco Animal Supplies, Inc. 1st Lien			Banc of America Re-REMIC Trust
Term Loan B1			Series 2010-UB5 Class A4A
4.172% due 01/26/23	808	730	5.701% due 02/17/51 (Þ)	301	301
PetSmart, Inc. Term Loan B2			Bayview Commercial Asset Trust
4.000% due 03/10/22 (Ê)	1,075	983	Series 2006-2A Class A2
Pharmaceutical Product Development			0.872% due 07/25/36 (Ê)(Þ)	1,785	1,650
LLC Term Loan B
4.250% due 08/18/22 (Ê)	1,181	1,187	BCAP LLC Trust
Prime Security Services Borrower LLC			Series 2009-RR11 Class 7A1
Term Loan B1			2.893% due 02/26/36 (Ê)(Þ)	130	130
4.250% due 05/02/22 (Ê)	1,277	1,289	Series 2010-RR7 Class 3A1
RPI Finance Trust Term Loan B6			2.941% due 08/26/35 (Ê)(Þ)	326	325
3.647% due 03/07/23	1,104	1,108	Series 2010-RR7 Class 3A12
Sungard Availability Services Capital,			2.941% due 08/26/35 (Ê)(Þ)	6,911	5,172
Inc. Term Loan B			Series 2011-R11 Class 15A1
6.000% due 03/31/19 (Ê)	2,841	2,805	3.070% due 10/26/33 (Å)(Ê)	2,108	2,123
Virgin Media Bristol LLC 1st Lien Term
Loan I			Series 2011-R11 Class 20A5
3.743% due 01/31/25 (Ê)	876	879	3.094% due 03/26/35 (Ê)(Þ)	689	688
Zebra Technologies Corp. 1st Lien Term			Series 2011-R11 Class 29A4
Loan B			3.031% due 02/26/36 (Ê)(Þ)	1,102	1,107
3.600% due 10/27/21 (Ê)	547	552	Series 2014-RR3 Class 5A2
		29,102	0.920% due 10/26/36 (Þ)	5,175	4,211
Mortgage-Backed Securities - 20.4%			Bear Stearns Adjustable Rate Mortgage
			Trust
225 Liberty Street Trust			Series 2003-8 Class 4A1
Series 2016-225L Class A			2.904% due 01/25/34 (Ê)	—	—
3.597% due 02/10/36 (Þ)	975	1,009
			Series 2004-5 Class 2A
A10 Securitization LLC			3.465% due 07/25/34 (Ê)	474	471
Series 2016-1 Class C			Bear Stearns Alterative-A Trust
5.750% due 03/15/35 (Å)	4,391	4,321
			Series 2005-4 Class 24A1
Alternative Loan Trust			3.535% due 05/25/35	3,443	3,511
Series 2005-J13 Class 2A7			CFCRE Commercial Mortgage Trust
5.500% due 11/25/35	352	316
			Series 2016-C3 Class A3
Series 2006-13T1 Class A3			3.865% due 01/10/48	6,630	6,961
6.000% due 05/25/36	2,736	2,112
BAMLL Commercial Mortgage Securities			CGBAM Commercial Mortgage Trust
Trust			Series 2016-IMC Class E
Series 2014-520M Class A			8.172% due 11/15/21 (Ê)(Þ)	3,560	3,526
4.325% due 08/15/46 (Þ)	660	703	CHL Mortgage Pass-Through Trust
Banc of America Commercial Mortgage			Series 2004-11 Class 2A1
Trust

See accompanying notes which are an integral part of the financial statements.

394 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.650% due 07/25/34 (Ê)	1,336	1,333	1.025% due 11/30/37 (Ê)(Þ)	5,450	3,488
Series 2006-14 Class A4			DBJPM Mortgage Trust
6.250% due 09/25/36	2,018	1,751	Series 2016-C3 Class A5
Series 2007-4 Class 1A10			2.890% due 09/10/49	1,630	1,599
6.000% due 05/25/37	3,616	2,993	DBUBS Mortgage Trust
Citigroup Commercial Mortgage Trust			Series 2011-LC3A Class C
Series 2013-375P Class A			5.510% due 08/10/44 (Þ)	720	786
3.251% due 05/10/35 (Þ)	2,330	2,395	Deutsche Mortgage Securities, Inc. Re-
Series 2013-375P Class D			REMIC Trust
3.635% due 05/10/35 (Þ)	3,810	3,775	Series 2007-WM1 Class A1
Series 2015-GC29 Class C			4.078% due 06/27/37 (Ê)(Þ)	4,574	4,604
4.293% due 04/10/48	650	634	EQTY Mortgage Trust
Series 2015-GC29 Class D			Series 2014-INNS Class E
3.110% due 04/10/48 (Þ)	520	381	3.954% due 05/08/31 (Ê)(Þ)	3,460	3,468
Citigroup Mortgage Loan Trust, Inc.			Fannie Mae
Series 2005-11 Class A2A			3.170% due 2018	6,787	6,866
2.930% due 10/25/35 (Ê)	65	65	3.766% due 2020	5,364	5,641
			3.500% due 2021	150	157
Series 2007-AR8 Class 2A1A			3.840% due 2021	3,664	3,895
3.165% due 07/25/37 (Ê)	1,046	950
			3.890% due 2021	1,810	1,925
Series 2012-7 Class 10A2
3.206% due 09/25/36 (Å)(Ê)	2,169	2,006	4.363% due 2021	5,635	6,025
			5.500% due 2021	56	59
Series 2015-2 Class 5A1			2.500% due 2022	2,762	2,817
0.444% due 03/25/47 (Ê)(Þ)	3,041	2,869	2.820% due 2022	2,471	2,547
Commercial Mortgage Trust			2.830% due 2022	2,272	2,342
Series 2007-C9 Class AJ			2.860% due 2022	1,298	1,336
5.650% due 12/10/49	987	993	5.500% due 2022	229	242
Series 2013-300P Class A1			2.000% due 2023	8,494	8,530
4.353% due 08/10/30 (Þ)	1,900	2,074	4.500% due 2023	39	42
Series 2013-CR6 Class B			5.500% due 2023	157	168
3.397% due 03/10/46 (Þ)	1,355	1,360	2.500% due 2024	5,045	5,145
Series 2014-277P Class A			4.000% due 2024	44	46
3.732% due 08/10/49 (Þ)	2,140	2,238	5.500% due 2024	355	381
Series 2015-3BP Class A			4.000% due 2025	1,530	1,615
3.178% due 02/10/35 (Þ)	2,060	2,082	4.500% due 2025	31	33
Series 2015-CR24 Class D			5.500% due 2025	437	457
3.463% due 08/10/55	180	139	3.500% due 2026	1,500	1,570
Series 2015-LC19 Class A4			4.000% due 2026	613	647
3.183% due 02/10/48	1,232	1,248	4.500% due 2026	106	120
Series 2016-787S Class A			5.500% due 2026	98	109
3.545% due 02/10/36 (Þ)	975	1,006	2.500% due 2027	3,105	3,166
Series 2016-GCT Class A			2.964% due 2027	3,912	3,937
2.681% due 08/10/29 (Þ)	971	981	3.000% due 2027	1,651	1,704
Countrywide Alternative Loan Trust			3.080% due 2027	910	925
Series 2007-15CB Class A5			4.500% due 2027	408	462
5.750% due 07/25/37	369	318	4.500% due 2027	1,592	1,633
Series 2007-15CB Class A7			5.500% due 2027	39	44
6.000% due 07/25/37	1,045	919	3.500% due 2028	1,455	1,524
Credit Suisse Mortgage Trust			3.500% due 2030	1,388	1,452
Series 2014-11R Class 9A2			2.600% due 2031	1,680	1,579
0.674% due 10/27/36 (Ê)(Þ)	2,920	1,751	5.000% due 2031	3,304	3,626
CSAIL Commercial Mortgage Trust			3.500% due 2032	1,978	2,068
Series 2015-C3 Class A3			3.000% due 2033	4,402	4,536
3.447% due 08/15/48	270	276	3.500% due 2033	3,588	3,752
Series 2015-C4 Class E			5.500% due 2034	725	812
3.738% due 11/15/48	3,610	2,528	4.500% due 2035	3,508	3,815
CSMC Trust			5.500% due 2035	475	532
Series 2015-12R Class 2A2			6.000% due 2035	466	535

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 395

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.000% due 2036	49	52	Interest Only STRIP
5.500% due 2036	976	1,091	5.500% due 04/25/36	153	33
4.000% due 2037	55	58	Fannie Mae Connecticut Avenue
5.500% due 2037	296	330	Securities
5.500% due 2038	60	67	Series 2016-C04 Class 1M2
4.500% due 2039	463	500	4.842% due 01/25/29 (Ê)	4,980	5,415
6.000% due 2039	398	450	Fannie Mae Grantor Trust
6.000% due 2039	512	594	Series 2001-T4 Class A1
4.500% due 2040	154	166	7.500% due 07/25/41	1,820	2,137
5.500% due 2040	5,303	5,955	Fannie Mae REMICS
4.000% due 2041	853	901	Series 1997-68 Class SC
4.500% due 2041	1,034	1,176	Interest Only STRIP
4.500% due 2041	677	730	7.945% due 05/18/27 (Å)(Ê)	21	3
5.000% due 2041	3,369	3,693	Series 2001-4 Class SA
3.000% due 2042	4,421	4,442	Interest Only STRIP
3.500% due 2043	4,039	4,166	6.999% due 02/17/31 (Å)(Ê)	—	—
3.500% due 2045	11,339	11,684	Series 2003-25 Class IK
4.000% due 2045	7,485	7,918	Interest Only STRIP
3.000% due 2046	4,124	4,126	7.000% due 04/25/33 (Å)	54	10
3.500% due 2046	5,330	5,486	Series 2003-32 Class UI
4.000% due 2046	13,478	14,288	Interest Only STRIP
4.500% due 2046	4,094	4,482	6.000% due 05/25/33 (Å)	47	12
3.000% due 2047	5,156	5,168	Series 2003-33 Class IA
4.000% due 2056	4,937	5,250	Interest Only STRIP
15 Year TBA(Ï)			6.500% due 05/25/33 (Å)	261	67
2.500%	3,300	3,319	Series 2003-35 Class FY
3.000%	3,300	3,394	0.984% due 05/25/18 (Ê)	79	79
3.500%	1,000	1,045	Series 2003-35 Class IU
30 Year TBA(Ï)			Interest Only STRIP
2.500%	9,790	9,404	6.000% due 05/25/33 (Å)	46	10
3.000%	105,310	105,015
4.000%	15,000	15,799	Series 2003-35 Class UI
			Interest Only STRIP
Series 1997-281			6.500% due 05/25/33 (Å)	58	14
Interest Only STRIP			Series 2003-64 Class JI
9.000% due 11/25/26 (Å)	13	3
			Interest Only STRIP
Series 2000-306			6.000% due 07/25/33 (Å)	27	6
Interest Only STRIP			Series 2004-W11 Class 1A2
8.000% due 05/25/30 (Å)	14	4	6.500% due 05/25/44	3	3
Series 2001-317			Series 2005-117 Class LC
Interest Only STRIP			5.500% due 11/25/35	1,476	1,580
8.000% due 12/25/31 (Å)	21	6	Series 2006-118 Class A1
Series 2002-320			0.644% due 12/25/36 (Å)(Ê)	47	46
Interest Only STRIP			Series 2007-73 Class A1
7.000% due 04/25/32 (Å)	6	2	0.644% due 07/25/37 (Å)(Ê)	459	450
Series 2003-343 Class 6			Series 2009-39 Class LB
Interest Only STRIP			4.500% due 06/25/29	—	—
5.000% due 10/25/33	362	70	Series 2009-70 Class PS
Series 2003-345 Class 18			Interest Only STRIP
Interest Only STRIP			6.166% due 01/25/37 (Ê)	8,527	1,683
4.500% due 12/25/18	193	5	Series 2009-96 Class DB
Series 2003-345 Class 19			4.000% due 11/25/29	2,880	3,056
Interest Only STRIP			Series 2010-95 Class S
4.500% due 01/25/19	201	5	Interest Only STRIP
Series 2005-365 Class 12			6.016% due 09/25/40 (Ê)	8,288	1,638
Interest Only STRIP			Series 2013-111 Class PL
5.500% due 12/25/35	1,071	204	2.000% due 12/25/42	3,641	3,375
Series 2006-369 Class 8			Series 2013-119 Class NT

See accompanying notes which are an integral part of the financial statements.

396 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.000% due 12/25/43	3,600	3,811	1.142% due 03/25/23 (Ê)	7,598	7,622
Series 2015-43 Class PA			Federal Home Loan Mortgage Corp.
3.500% due 01/25/43	1,977	2,045	Structured Pass-Through Securities
Series 2016-8 Class FA			Series 2003-56 Class A5
1.221% due 03/25/46 (Ê)	3,945	3,950	5.231% due 05/25/43	25	28
			First Horizon Mortgage Pass-Through
Series 2016-23 Class ST			Trust
Interest Only STRIP			Series 2005-AR4 Class 2A1
5.416% due 11/25/45 (Ê)	3,731	817	2.902% due 10/25/35 (Ê)	1,058	878
Series 2016-40 Class FA			Freddie Mac
1.641% due 07/25/46	5,378	5,447	4.500% due 2018	4,795	4,920
Series 2016-60 Class QS			4.500% due 2020	13,571	13,929
Interest Only STRIP			8.500% due 2025	6	6
5.516% due 09/25/46 (Ê)	1,322	238	3.500% due 2027	2,185	2,288
Series 2016-61 Class BS			8.500% due 2027	36	42
Interest Only STRIP			3.500% due 2030	1,204	1,263
5.516% due 09/25/46 (Ê)	3,672	613	3.000% due 2031	2,351	2,422
Series 2017-3 Class FA			3.000% due 2035	390	398
1.491% due 02/25/47	7,497	7,533	3.500% due 2035	2,056	2,146
Series 2017-6 Class PA			5.000% due 2035	37	41
3.500% due 06/25/46	14,070	14,604	3.000% due 2036	1,791	1,831
Fannie Mae-Aces			4.000% due 2036	101	107
Series 2012-M8 Class ASQ2			6.000% due 2038	1,452	1,654
1.520% due 12/25/19	3,461	3,462	4.500% due 2039	6,069	6,625
Series 2014-M13 Class AB2			5.500% due 2039	885	982
2.951% due 08/25/24	3,608	3,599	5.500% due 2040	1,314	1,458
Series 2015-M11 Class A1			4.000% due 2041	8,157	8,667
2.097% due 04/25/25	4,254	4,205	5.500% due 2041	1,862	2,095
Series 2015-M15 Class ASQ1			3.500% due 2043	3,125	3,227
0.849% due 01/25/19	1,257	1,256	4.000% due 2044	5,230	5,544
Series 2016-M2 Class ABV2			3.500% due 2045	21,559	22,285
2.131% due 01/25/23	3,688	3,641	4.000% due 2045	4,494	4,736
Series 2016-M3 Class ASQ2			4.000% due 2046	14,090	14,890
2.263% due 02/25/23	5,170	5,095	4.500% due 2046	771	834
Series 2016-M6 Class AB2			3.000% due 2047	4,742	4,749
2.395% due 05/25/26	4,800	4,533	4.000% due 2047	6,377	6,719
Series 2016-M7 Class AV2			30 Year TBA(Ï)
2.157% due 10/25/23	11,995	11,760	3.000%	4,900	4,894
FDIC Trust			3.500%	5,100	5,244
			4.000%	2,400	2,526
Series 2010-R1 Class A			Freddie Mac Multifamily Structured
2.184% due 05/25/50 (Þ)	22	22	Pass-Through Certificates
Series 2011-R1 Class A			Series 2013-K024 Class A2
2.672% due 07/25/26 (Þ)	101	102	2.573% due 09/25/22	8,350	8,478
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through			Series 2013-K029 Class A2
Certificates			3.320% due 02/25/23	7,940	8,350
Series 2015-K044 Class A2			Series 2015-K047 Class A2
2.811% due 01/25/25	3,050	3,087	3.329% due 05/25/25	5,170	5,415
Series 2015-K050 Class A2			Series 2015-K048 Class A2
3.334% due 08/25/25	8,590	8,996	3.284% due 06/25/25	8,750	9,130
Series 2016-K053 Class A2			Series 2015-K049 Class A2
2.995% due 12/25/25	9,655	9,854	3.010% due 08/25/25	10,000	10,238
Series 2016-K058 Class X1			Series 2015-K051 Class A2
Interest Only STRIP			3.308% due 09/25/25	7,730	8,082
0.931% due 08/25/26	25,215	1,772	Series 2016-K052 Class A2
Series 2016-KF15 Class A			3.151% due 11/25/25	7,490	7,739
1.262% due 02/25/23 (Ê)	12,403	12,484	Freddie Mac Reference REMIC
Series 2016-KF17 Class A			Series 2006-R007 Class ZA
			6.000% due 05/15/36	1,758	1,985

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 397

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Freddie Mac REMICS			Freddie Mac Whole Loan Securities
Series 1999-2129 Class SG			Trust
Interest Only STRIP			Series 2016-SC01 Class M1
6.450% due 06/17/27 (Å)(Ê)	388	66	3.883% due 07/25/46	1,333	1,321
Series 2000-2247 Class SC			Ginnie Mae
Interest Only STRIP			Series 1999-27
6.962% due 08/15/30 (Å)(Ê)	14	2	Interest Only STRIP
Series 2002-2463 Class SJ			8.058% due 08/16/29 (Å)(Ê)	51	11
Interest Only STRIP			Series 2012-135
7.462% due 03/15/32 (Å)(Ê)	32	8	Interest Only STRIP
Series 2003-2610 Class UI			0.611% due 01/16/53	14,176	561
Interest Only STRIP			Series 2014-190
6.500% due 05/15/33 (Å)	8	1	3.500% due 12/20/44	4,959	5,297
Series 2003-2624 Class QH			Series 2016-21
5.000% due 06/15/33	498	548	Interest Only STRIP
Series 2003-2649 Class IM			5.588% due 02/20/46 (Ê)	2,667	460
Interest Only STRIP			Ginnie Mae I
7.000% due 07/15/33 (Å)	73	20	2.140% due 2023	2,983	2,938
			4.500% due 2039	9,921	10,824
Series 2003-2725 Class TA
4.500% due 12/15/33	1,300	1,444	5.000% due 2039	3,965	4,392
			4.500% due 2040	1,204	1,294
Series 2011-3963 Class JB			4.500% due 2041	2,135	2,290
4.500% due 11/15/41	3,500	3,885	4.500% due 2042	208	223
Series 2012-3997 Class PB			3.000% due 2043	1,087	1,104
4.000% due 02/15/42	4,000	4,246
			Ginnie Mae II
Series 2012-4045 Class HD			3.000% due 2046	2,864	2,906
4.500% due 07/15/41	2,193	2,369	3.500% due 2046	3,611	3,757
Series 2013-4233 Class MD			3.500% due 2047	2,495	2,595
1.750% due 03/15/25	1,191	1,191
			30 Year TBA(Ï)
Series 2014-4423 Class VB			3.000%	8,300	8,412
3.500% due 06/15/33	1,090	1,132	3.500%	11,500	11,949
Series 2016-4628 Class PF
1.494% due 11/15/46	3,664	3,691	GMACM Mortgage Loan Trust
			Series 2005-AR2 Class 4A
Freddie Mac Strips			3.405% due 05/25/35 (Ê)	52	49
Series 1998-191 Class IO			Government National Mortgage
Interest Only STRIP			Association
8.000% due 01/01/28 (Å)	13	3	Series 2016-47 Class CB
Series 1998-194 Class IO			4.000% due 04/20/46	2,461	2,625
Interest Only STRIP			Series 2016-82 Class PC
6.500% due 04/01/28 (Å)	30	6	3.500% due 06/20/46	3,355	3,325
Series 2001-212 Class IO			Series 2016-84 Class IG
Interest Only STRIP			Interest Only STRIP
6.000% due 05/01/31 (Å)	31	7	4.500% due 11/16/45	1,283	260
Series 2001-215 Class IO			Series 2016-135 Class SB
Interest Only STRIP			Interest Only STRIP
8.000% due 06/15/31 (Å)	32	9	5.558% due 10/16/46 (Ê)	373	84
Series 2012-271 Class 30			GS Mortgage Securities Trust
3.000% due 08/15/42	6,615	6,570	Series 2013-GC14 Class AS
Series 2014-334 Class S7			4.507% due 08/10/46 (Þ)	1,630	1,766
Interest Only STRIP			Series 2015-GS1 Class C
5.562% due 08/15/44 (Ê)	1,418	308	4.570% due 11/10/48	780	791
Freddie Mac Structured Agency Credit			GSMPS Mortgage Loan Trust
Risk Debt Notes
Zero coupon due 03/25/29	1,890	1,906	Series 2006-RP1 Class 1A2
			7.500% due 01/25/36 (Þ)	12	13
Series 2017-DNA1 Class B1
5.729% due 07/25/29 (Ê)	830	841	Series 2006-RP1 Class 1A3
			8.000% due 01/25/36 (Þ)	21	22
Series 2017-DNA1 Class M2
4.028% due 07/25/29 (Ê)	1,940	1,979	Hilton USA Trust
			Series 2016-HHV Class D

See accompanying notes which are an integral part of the financial statements.

398 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.194% due 11/05/38 (Þ)	9,138	8,797	Series 2007-IQ15 Class A4
Hudsons Bay Simon JV Trust			6.098% due 06/11/49	1,196	1,200
Series 2015-HB7 Class A7			Series 2007-IQ16 Class AM
3.914% due 08/05/34 (Þ)	3,403	3,497	6.256% due 12/12/49	7,758	7,876
IndyMac INDA Mortgage Loan Trust			Series 2007-T25 Class AJ
Series 2007-AR1 Class 1A1			5.574% due 11/12/49	2,054	2,074
3.186% due 03/25/37 (Ê)	1,513	1,467	Series 2008-T29 Class AM
JPMBB Commercial Mortgage Securities			6.477% due 01/11/43	4,950	5,057
Trust			Series 2015-MS1 Class A4
Series 2013-C14 Class AS			3.779% due 05/15/48	1,360	1,429
4.409% due 08/15/46	1,780	1,907
JPMorgan Chase Commercial Mortgage			Series 2016-UBS9 Class A4
			3.594% due 03/15/49	1,425	1,478
Securities Trust			Mortgage Repurchase Agreement
Series 2004-LN2 Class B			Financing Trust
5.446% due 07/15/41	1,550	1,534	Series 2016-4 Class A1
Series 2015-MAR7 Class E			1.864% due 05/10/19 (Ê)(Þ)	2,400	2,400
5.962% due 06/05/32 (Þ)	3,000	2,978	MSCG Trust
JPMorgan Mortgage Trust			Series 2015-ALDR Class A2
Series 2005-A4 Class 1A1			3.577% due 06/07/35 (Þ)	1,435	1,432
2.991% due 07/25/35 (Ê)	313	311	New Residential Mortgage Loan Trust
Series 2013-1 Class 2A2			Series 2016-3A Class A1B
2.500% due 03/25/43 (Þ)	3,760	3,744	3.250% due 09/25/56 (Þ)	1,415	1,433
JPMorgan Resecuritization Trust			Nomura Resecuritization Trust
Series 2009-5 Class 2A2			Series 2013-1R Class 3A12
2.064% due 01/26/37 (Ê)(Þ)	5,460	4,860	0.694% due 10/26/36 (Ê)(Þ)	2,389	2,287
Series 2010-6 Class 2A1			Series 2014-1R Class 5A3
3.041% due 08/26/35 (Ê)(Þ)	1,052	1,057	0.684% due 10/26/36 (Ê)(Þ)	4,173	3,524
LB-Commercial Mortgage Trust			Series 2015-4R Class 1A14
Series 2007-C3 Class AJ			0.739% due 03/26/47 (Ê)(Þ)	5,270	3,476
6.116% due 07/15/44	2,440	2,412	Series 2015-8R Class 2A2
Series 2007-C3 Class AM			0.674% due 10/26/36 (Ê)(Þ)	3,226	2,207
6.116% due 07/15/44	4,780	4,794	Series 2015-8R Class 4A4
LB-UBS Commercial Mortgage Trust			1.369% due 11/25/47 (Þ)	7,732	3,534
Series 2007-C7 Class AJ			Series 2015-11R Class 3A2
6.449% due 09/15/45	4,830	4,915	2.747% due 05/25/36 (Þ)	1,272	1,228
Merrill Lynch Mortgage Investors Trust			One Market Plaza Trust
Series 2005-A9 Class 2A1C			Series 2017-1MKT Class C
3.053% due 12/25/35 (Ê)	3,167	3,074	4.016% due 02/10/32 (Þ)	1,041	1,089
ML-CFC Commercial Mortgage Trust			Series 2017-1MKT Class D
Series 2007-5			4.146% due 02/10/32 (Þ)	2,675	2,712
5.450% due 08/12/48 (Þ)	1,269	1,069	Series 2017-1MKT Class E
Series 2007-5 Class AJ			4.142% due 02/10/32 (Å)	4,080	4,017
5.450% due 08/12/48	1,282	1,080
Morgan Stanley Bank of America Merrill			RBS Commercial Funding, Inc. Trust
Lynch Trust			Series 2013-GSP Class A
Series 2015-C24 Class A4			3.834% due 01/13/32 (Þ)	1,055	1,120
3.732% due 05/15/48	1,000	1,043	RBSSP Resecuritization Trust
Series 2015-C26 Class A3			Series 2010-3 Class 9A1
3.211% due 10/15/48	5,055	5,121	5.500% due 02/26/35 (Þ)	71	71
Series 2016-C31 Class A1			Series 2010-12 Class 7A3
1.511% due 11/15/21	2,648	2,617	4.000% due 12/27/35 (Þ)	508	507
Morgan Stanley Bank of America			Sequoia Mortgage Trust
Mortgage Trust			2.500% due 05/25/43 (Þ)	2,352	2,272
Series 2016-C31 Class C			Series 2013-2 Class A
4.322% due 11/15/49	770	760	1.874% due 02/25/43	3,203	3,071
Morgan Stanley Capital I Trust			Series 2013-4 Class A1
Series 2006-HQ8 Class C			2.325% due 04/25/43	6,466	6,225
5.589% due 03/12/44	1,405	1,363	Series 2015-1 Class A1

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 399

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
3.500% due 01/25/45 (Þ)	5,396	5,461	6.000% due 07/25/36		1,230	1,239
SG Commercial Mortgage Securities			Series 2006-11 Class A9
Trust			6.500% due 09/25/36		524	507
Series 2016-C5 Class A4			Series 2006-13 Class A5
3.055% due 10/10/48	2,870	2,815	6.000% due 10/25/36		2,564	2,536
Structured Adjustable Rate Mortgage
Loan Trust			WFRBS Commercial Mortgage Trust
Series 2004-12 Class 2A			Series 2012-C9 Class A1
2.735% due 09/25/34 (Ê)	3,918	3,848	0.673% due 11/15/45		9	9
Structured Asset Mortgage Investments			Series 2013-C14 Class A1
II Trust			0.836% due 06/15/46		98	98
Series 2004-AR7 Class A1B			Series 2014-C19 Class A3
0.962% due 04/19/35 (Ê)	499	467	3.660% due 03/15/47		1,780	1,856
Series 2004-AR8 Class A1			Series 2014-C24 Class D
1.242% due 05/19/35 (Ê)	1,652	1,612	3.692% due 11/15/47 (Þ)		930	598

Towd Point Mortgage Trust						1,015,478
Series 2015-2 Class 2A1			Municipal Bonds - 0.3%
3.750% due 11/25/57 (Þ)	1,910	1,954	Municipal Electric Authority of Georgia
Series 2016-3 Class A1			Revenue Bonds
2.250% due 08/25/55 (Þ)	3,070	3,050	6.637% due 04/01/57		4,755	5,598
UBS Barclays Commercial Mortgage			7.055% due 04/01/57		4,445	4,805
Trust			Rib Floater Trust Various States Revenue
Series 2012-C3 Class A2			Bonds
1.852% due 08/10/49	2,133	2,134	0.970% due 08/15/22 (Ê)(Þ)		2,885	2,885
			Tender Option Bond Trust Receipts/
Waldorf Astoria Boca Raton Trust			Certificates General Obligation
Series 2016-BOCA Class E			Unlimited
4.888% due 06/15/29 (Å)(Ê)	4,000	4,011	1.240% due 08/01/49 (Ê)(Þ)		3,000	3,000
Washington Mutual Mortgage Pass-
Through Certificates Trust						16,288
Series 2004-AR1 Class A			Non-US Bonds - 4.0%
2.783% due 03/25/34 (Ê)	708	717	Australia Government International
Series 2004-AR13 Class A1A			Bond
1.304% due 11/25/34 (Ê)	1,976	1,887	Series 126
			4.500% due 04/15/20	AUD	16,630	13,411
Series 2005-AR6 Class 2A1A
0.822% due 04/25/45 (Ê)	4,377	4,124	Series 133
			5.500% due 04/21/23	AUD	3,720	3,293
Series 2006-AR10 Class 1A1
2.821% due 09/25/36 (Ê)	3,328	3,107	Series 140
			4.500% due 04/21/33	AUD	7,370	6,573
Series 2007-HY5 Class 3A1
4.322% due 05/25/37 (Ê)	2,968	2,707	Brazil Notas do Tesouro Nacional
			Series NTNB
Wells Fargo Commercial Mortgage Trust			6.000% due 05/15/45	BRL	1,151	1,203
Series 2015-NXS1 Class D
4.241% due 05/15/48	40	34	Series NTNF
			10.000% due 01/01/21	BRL	17,780	5,795
Series 2016-BNK1 Class A3			10.000% due 01/01/23	BRL	24,011	7,765
2.652% due 08/15/49	3,220	3,107	10.000% due 01/01/25	BRL	19,230	6,176
Series 2016-C37 Class C
4.495% due 12/15/49	960	978	Colombian TES
			Series B
Series 2017-RB1 Class XA			10.000% due 07/24/24	COP	42,735,300	17,774
1.446% due 03/15/50	9,073	906
Wells Fargo Mortgage Backed Securities			Ireland Government International Bond
Trust			5.400% due 03/13/25	EUR	7,580	11,262
Series 2004-CC Class A1			Malaysia Government International Bond
2.888% due 01/25/35 (Ê)	2,110	2,139	Series 0116
Series 2005-AR7 Class 2A1			3.800% due 08/17/23	MYR	23,900	5,469
3.087% due 05/25/35 (Ê)	738	729	Series 0215
Series 2005-AR8 Class 1A1			3.795% due 09/30/22	MYR	4,170	960
2.947% due 06/25/35 (Ê)	2,972	3,007	Series 0314
Series 2006-6 Class 1A8			4.048% due 09/30/21	MYR	6,770	1,578
5.750% due 05/25/36	643	643	Series 0315
Series 2006-8 Class A15			3.659% due 10/15/20	MYR	50	12

See accompanying notes which are an integral part of the financial statements.

400 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
Series 0414				8.150% due 02/03/27	RUB	175,010	3,219
3.654% due 10/31/19	MYR	11,660	2,699	Series 6219
Series 0515				7.750% due 09/16/26	RUB	206,670	3,668
3.759% due 03/15/19	MYR	5,300	1,232	Singapore Government International
Mexican Bonos				Bond
				1.625% due 10/01/19	SGD	490	354
Series M 20
7.500% due 06/03/27	MXN	11,443	620	2.000% due 07/01/20	SGD	1,060	773
				2.250% due 06/01/21	SGD	2,730	2,008
Series M 30				1.250% due 10/01/21	SGD	620	439
10.000% due 11/20/36	MXN	77,430	5,116
8.500% due 11/18/38	MXN	79,910	4,647	3.125% due 09/01/22	SGD	2,270	1,740
				2.750% due 07/01/23	SGD	2,650	1,995
Series M				3.000% due 09/01/24	SGD	3,520	2,698
8.000% due 06/11/20	MXN	14,330	782
7.750% due 05/29/31	MXN	14,850	810	2.375% due 06/01/25	SGD	1,250	919
7.750% due 11/13/42	MXN	220,350	11,888	2.125% due 06/01/26	SGD	840	606
New Zealand Government International				3.500% due 03/01/27	SGD	2,480	1,990
Bond				Titulos De Tesoreria B Bonds
Series 0423				Series B
5.500% due 04/15/23	NZD	2,490	1,968	6.000% due 04/28/28	COP	5,795,400	1,897
Series 0427							200,527
4.500% due 04/15/27	NZD	3,070	2,366	United States Government Treasuries - 30.6%
Series 0521				United States Treasury Inflation Indexed
6.000% due 05/15/21	NZD	28,055	21,876	Bonds
Series 0925				1.375% due 07/15/18		26,612	27,311
2.000% due 09/20/25	NZD	3,990	2,895	2.125% due 01/15/19		15,726	16,430
				0.125% due 04/15/21		11,439	11,546
Norway Government International Bond				0.125% due 01/15/23		30,866	30,934
Series 473				0.375% due 07/15/25		5,444	5,484
4.500% due 05/22/19 (Þ)	NOK	35,630	4,474
				0.125% due 07/15/26		8,942	8,776
Series 477				3.875% due 04/15/29		1,482	2,058
1.750% due 03/13/25 (Þ)	NOK	6,850	816	2.125% due 02/15/40		18,068	22,898
Peru Government International Bond				1.375% due 02/15/44		9,220	10,230
5.700% due 08/12/24	PEN	20,670	6,516	0.750% due 02/15/45		6,894	6,605
6.900% due 08/12/37	PEN	19,560	6,510	1.000% due 02/15/46		8,076	8,251
Poland Government International Bond				United States Treasury Notes
Series 0721				1.125% due 06/15/18		16,461	16,453
1.750% due 07/25/21	PLN	5,680	1,409	1.250% due 12/15/18		24,000	24,008
Series 1021				1.500% due 01/31/19		16,405	16,477
5.750% due 10/25/21	PLN	6,920	2,009	1.500% due 02/28/19		18,346	18,427
Republic of Aregentina Governemnt
International Bond				1.500% due 03/31/19		22,315	22,418
18.200% due 10/03/21	ARS	26,560	1,898	1.625% due 03/31/19		2,465	2,482
Republic of Poland Government				0.875% due 04/15/19		33,780	33,524
International Bond				1.500% due 11/30/19		10,002	10,035
Series 0726				1.625% due 12/31/19		10,601	10,666
2.500% due 07/25/26	PLN	5,890	1,421	1.375% due 01/31/20		9,529	9,522
Series 1020				3.625% due 02/15/20		11,420	12,112
5.250% due 10/25/20	PLN	6,260	1,762	1.375% due 02/29/20		8,483	8,469
Republic of South Africa Government				3.500% due 05/15/20		20,794	22,043
International Bond				1.375% due 05/31/20		12,031	11,989
Series R186				1.500% due 05/31/20		14,177	14,181
10.500% due 12/21/26	ZAR	28,030	2,341	2.625% due 08/15/20		30,283	31,339
Series R207				2.125% due 08/31/20		29,287	29,832
7.250% due 01/15/20	ZAR	41,390	3,077	1.375% due 09/30/20		79,115	78,611
Series R209				1.750% due 12/31/20		38,025	38,200
6.250% due 03/31/36	ZAR	28,710	1,551	1.250% due 10/31/21		155,325	151,861
Series R214				2.000% due 11/15/21		51,030	51,548
6.500% due 02/28/41	ZAR	117,390	6,267	1.875% due 03/31/22		11,205	11,235
Russian Federal Bond - OFZ				1.125% due 04/30/22		88,075	85,894
Series 6207				1.625% due 04/30/23		12,000	11,750

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 401

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair		Principal	Fair
	Amount ($)			Value		Amount ($)	Value
		or Shares		$		or Shares	$
1.250% due 07/31/23		34,653		33,061	Short-Term Investments - 11.6%
2.500% due 08/15/23		11,585		11,909
6.250% due 08/15/23		9,795		12,260	America Movil SAB de CV
1.375% due 08/31/23		12,000		11,527	5.625% due 11/15/17	250	255
1.625% due 10/31/23		49,865		48,585	American Express Credit Corp.
2.750% due 11/15/23		11,322		11,806	1.125% due 06/05/17	4,215	4,214
2.250% due 01/31/24		210		212	American Honda Finance Corp.
2.750% due 02/15/24		1,283		1,337
2.125% due 03/31/24		5,840		5,851	1.430% due 12/11/17 (Ê)	570	571
2.000% due 04/30/24		5,010		4,978	Anheuser-Busch InBev Worldwide, Inc.
2.500% due 05/15/24		6,669		6,843	1.574% due 06/08/17 (ç)(Þ)(~)	800	799
2.250% due 11/15/25		370		370	1.431% due 10/10/17 (Þ)(~)	3,400	3,382
1.625% due 05/15/26		29,000		27,480
1.500% due 08/15/26		31,725		29,673	1.671% due 01/02/18 (Þ)(~)	2,500	2,477
2.000% due 11/15/26		48,900		47,718	Antalis SA
1.625% due 02/15/27		16,500		15,667	0.905% due 05/09/17 (ç)(~)	1,546	1,546
2.250% due 02/15/27		139,830		139,415	1.204% due 06/14/17 (ç)(Þ)(~)	6,000	5,991
6.250% due 05/15/30		10,000		14,305	Anthem, Inc.
4.500% due 02/15/36		4,000		5,131
3.500% due 02/15/39		5,640		6,291	1.875% due 01/15/18	2,225	2,227
4.625% due 02/15/40		10,154		13,204	Assurant, Inc.
3.750% due 11/15/43		21,140		24,354	2.500% due 03/15/18	3,723	3,744
3.375% due 05/15/44		23,930		25,879	AT&T, Inc.
2.500% due 02/15/45		9,810		8,937	1.700% due 06/01/17	4,815	4,817
3.000% due 05/15/45		18,560		18,706
2.500% due 02/15/46		19,920		18,101	5.500% due 02/01/18	1,600	1,645
2.875% due 11/15/46		8,790		8,637	Bank of America Corp.
2.250% due 02/15/47		53,415		45,843	5.700% due 05/02/17	550	550
3.000% due 02/15/47		47,445		47,875	5.750% due 12/01/17	1,000	1,024
United States Treausy Inflation Indexed
Bonds					Bank of America NA
0.125% due 04/15/22		2,985		3,003	Series BKNT
				1,522,557	1.381% due 06/05/17 (Ê)	3,935	3,937
Total Long-Term Investments					Bank of Montreal IL
(cost $4,405,751)				4,423,612	1.123% due 10/05/17 (Ê)(~)	1,000	1,000
					Barclays Bank PLC

Preferred Stocks - 0.1%					6.050% due 12/04/17 (Þ)	200	205
Financial Services - 0.1%					BNP Paribas SA
XLIT, Ltd.		3,685		3,189	2.375% due 09/14/17	300	301
					Capital One NA

Total Preferred Stocks					Series BKNT
(cost $3,075)				3,189	1.650% due 02/05/18	4,560	4,559
					Cardinal Health, Inc.
					1.700% due 03/15/18	2,963	2,964
Options Purchased - 0.0%					Cargill, Inc.
(Number of Contracts)					0.830% due 05/11/17 (ç)(Þ)(~)	1,500	1,500
United States 10 Year					Chevron Corp.
Treasury Note Futures					1.076% due 11/15/17 (Ê)	1,595	1,597
May 2017 125.50 Call (28)	USD	3,514	(ÿ)	20
May 2017 125.75 Call (54)	USD	6,791	(ÿ)	32	Citigroup, Inc.
May 2017 126.00 Call (41)	USD	12,096	(ÿ)	47	1.630% due 11/24/17 (Ê)	7,300	7,320
May 2017 121.00 Put (7)	USD	847	(ÿ)	—	1.800% due 02/05/18	8,815	8,824
Jun 2017 124.50 Put (0)	USD	5,105	(ÿ)	20	Commonwealth Bank of Australia
Total Options Purchased					1.510% due 01/12/18 (Þ)(~)	5,000	5,013
(cost $116)				119	Compass Bank
					Series BKNT

See accompanying notes which are an integral part of the financial statements.

402 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
6.400% due 10/01/17	6,330	6,442	6.000% due 10/01/17		7,800		7,944
ConocoPhillips Co.			Kellogg Co.
1.050% due 12/15/17	357	356	1.750% due 05/17/17		8,899		8,900
Credit Suisse			LMA Americas LLC
1.750% due 01/29/18	5,245	5,248	0.878% due 05/09/17 (ç)(Þ)(~)		6,700		6,699
Danske Corp.			Manufacturers & Traders Trust Co.
Series A			Series BKNT
1.745% due 02/16/18 (Þ)(~)	2,910	2,870	1.400% due 07/25/17		5,600		5,600
DCP Midstream Operating, LP			Matchpoint Finance PLC
2.500% due 12/01/17	685	686	1.050% due 06/19/17 (ç)(~)		1,000		999
eBay, Inc.			Morgan Stanley
1.350% due 07/15/17	4,085	4,084	5.950% due 12/28/17		1,000		1,028
Eni Finance USA, Inc.			National Australia Bank, Ltd.
0.801% due 05/03/17 (ç)(Þ)(~)	3,100	3,100	1.432% due 06/30/17 (Ê)(Þ)		2,965		2,966
0.886% due 05/04/17 (ç)(Þ)(~)	3,100	3,100	New York Life Global Funding
Fannie Mae-Aces			1.450% due 12/15/17 (Þ)		4,880		4,883
Series 2013-M4 Class ASQ2			NGPL PipeCo LLC
1.451% due 02/25/18	2,530	2,528	7.119% due 12/15/17 (Þ)		3,855		3,959
Series 2014-M13 Class ASQ2			Sheffield Receivables Co. LLC
1.637% due 11/25/17	6,714	6,718	1.390% due 06/29/17 (Þ)(~)		7,200		7,184
Series 2015-M1 Class ASQ2			Singapore Government International
1.626% due 02/25/18	6,674	6,677	Bond
Series 2015-M7 Class ASQ2			0.500% due 04/01/18	SGD	2,730		1,944
1.550% due 04/25/18	3,273	3,270	Sky PLC
Federal Home Loan Mortgage Corp.			6.100% due 02/15/18 (Þ)		4,670		4,825
Multifamily Structured Pass-Through			Starbird Funding Corp.
Certificates			0.978% due 05/25/17 (ç)(Þ)(~)		550		550
Series 2011-K702 Class X1			0.978% due 06/06/17 (ç)(~)		7,000		6,992
1.617% due 02/25/18	51,887	402	State Street Corp.
FirstEnergy Corp.			4.956% due 03/15/18		1,000		1,027
Series A
			Statoil ASA
2.750% due 03/15/18	200	201
			3.125% due 08/17/17		150		151
Ford Motor Credit Co. LLC
			Sumitomo Mitsui Banking Corp.
1.724% due 12/06/17	1,000	999
			1.399% due 08/10/17 (Ê)(~)		3,000		3,002
2.145% due 01/09/18	6,395	6,413	Thomson Reuters Corp.
General Electric Co.			1.650% due 09/29/17		4,000		4,002
5.250% due 12/06/17	2,390	2,446	Thunder Bay Funding LLC
Glencore Finance Canada, Ltd.			0.880% due 05/10/17 (ç)(~)		1,901		1,901
2.700% due 10/25/17 (Þ)	900	903	Total Capital International SA
Gotham Funding Corp.			1.550% due 06/28/17		5,110		5,112
1.082% due 05/19/17 (ç)(Þ)(~)	3,000	2,998	Tyco Electronics Group SA
Harris Corp.			6.550% due 10/01/17		1,934		1,974
1.999% due 04/27/18	2,426	2,432	U.S. Cash Management Fund		211,729,544	(8)	211,769
HSBC USA, Inc.			UBS AG
1.374% due 01/18/18 (Ê)(Þ)(~)	2,500	2,505	Series BKNT
JPMorgan Chase & Co.			1.800% due 03/26/18		7,750		7,764
Series H			United States Treasury Bills
1.700% due 03/01/18	990	991	0.699% due 06/22/17		3,000		2,997
JPMorgan Chase Bank NA			0.743% due 07/06/17		26,620		26,584
Series BKNT

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 403

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($)	Value
	or Shares	$
0.744% due 07/13/17	2,600	2,596
0.823% due 08/03/17	1,200	1,197
0.942% due 10/12/17	27,210	27,095
United States Treasury Notes
0.750% due 12/31/17	19,770	19,730
0.875% due 01/15/18	38,850	38,801
0.875% due 03/31/18	18,985	18,942
Verizon Communications, Inc.
1.506% due 06/09/17 (Ê)	2,380	2,381
Vodafone Group PLC
0.010% due 09/13/17 (Þ)(~)	1,500	1,491
Voya Financial, Inc.
2.900% due 02/15/18	1,475	1,488
Total Short-Term Investments
(cost $580,154)		580,308

Total Investments 100.4%
(identified cost $4,989,096)		5,007,228

Other Assets and Liabilities,
Net - (0.4%)		(20,046)

Net Assets - 100.0%		4,987,182

See accompanying notes which are an integral part of the financial statements.

404 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.7%
A10 Securitization LLC	05/19/16	4,391,000	99.97	4,390	4,321
BCAP LLC Trust	11/26/13	2,107,788	104.55	2,204	2,123
Bear Stearns Second Lien Trust	10/22/15	667,607	96.62	645	658
Citigroup Mortgage Loan Trust, Inc.	08/03/15	2,169,212	88.79	1,926	2,006
Fannie Mae	09/19/08	13,341	21.01	3	3
Fannie Mae	09/19/08	6,217	27.39	2	2
Fannie Mae	09/19/08	13,809	27.43	4	4
Fannie Mae	04/27/10	21,186	29.06	6	6
Fannie Mae REMICS	09/15/00	20,548	16.34	3	3
Fannie Mae REMICS	06/12/01	43	0.53	—	—
Fannie Mae REMICS	04/25/05	45,793	22.46	10	10
Fannie Mae REMICS	04/25/05	260,912	25.86	67	67
Fannie Mae REMICS	02/28/07	47,018	99.93	47	46
Fannie Mae REMICS	08/17/07	458,582	99.20	455	450
Fannie Mae REMICS	09/19/08	54,283	19.09	10	10
Fannie Mae REMICS	09/19/08	26,994	21.42	6	6
Fannie Mae REMICS	09/19/08	57,779	24.22	14	14
Fannie Mae REMICS	09/19/08	46,988	25.53	12	12
Freddie Mac REMICS	04/14/03	31,648	24.50	8	8
Freddie Mac REMICS	06/11/03	8,154	17.44	1	1
Freddie Mac REMICS	03/15/04	13,834	16.19	2	2
Freddie Mac REMICS	09/19/08	387,943	16.90	66	66
Freddie Mac REMICS	09/19/08	72,881	27.25	20	20
Freddie Mac Strips	09/19/08	29,856	19.07	6	6
Freddie Mac Strips	09/19/08	30,630	22.72	7	7
Freddie Mac Strips	09/19/08	12,940	23.80	3	3
Freddie Mac Strips	09/19/08	31,664	27.75	9	9
Ginnie Mae	01/20/10	50,629	21.25	11	11
GSAA Trust	10/21/15	3,016,402	85.83	2,589	2,688
Irwin Home Equity Loan Trust	06/30/15	2,739,239	102.32	2,803	2,786
Irwin Home Equity Loan Trust	05/04/16	1,194,934	102.16	1,221	1,216
One Market Plaza Trust	02/15/17	4,080,000	97.52	3,979	4,017
Voya CLO, Ltd.	03/31/17	8,100,000	100.00	8,100	8,100
Waldorf Astoria Boca Raton Trust	07/12/16	4,000,000	100.00	4,000	4,011
					32,692
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Government Bond Futures	3,276	AUD	424,961	06/17	7,283
British Pound Currency Futures	82	USD	6,644	06/17	212
Euro-BTP Futures	307	EUR	40,435	06/17	495
Euro-Bund Futures	59	EUR	14	05/17	(12)
Eurodollar Futures	317	USD	77,780	12/18	201
United States 2 Year Treasury Note Futures	647	USD	140,146	06/17	258
United States 5 Year Treasury Note Futures	5,804	USD	687,229	06/17	4,738
United States 10 Year Treasury Note Futures	6,003	USD	754,683	06/17	6,270
United States Long Bond Futures	688	USD	105,242	06/17	2,028
United States Ultra Treasury Bond Futures	124	USD	20,205	06/17	393
Short Positions
Cross Currency Futures (AUD/USD)	248	USD	18,540	06/17	31
Euro Currency Futures	45	USD	6,143	06/17	—
Euro-Bobl Futures	218	EUR	28,745	06/17	194

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 405

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Strategic Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
Euro-Bund Futures	26	EUR	2	05/17	17
Euro-Bund Futures	1,937	EUR	313,368	06/17	(1,344)
Eurodollar Futures	174	USD	42,854	12/17	15
Eurodollar Futures	317	USD	77,578	12/19	(247)
Euro-OAT Futures	107	EUR	16,033	06/17	(276)
Japan Government 10 Year Bond Futures	25	JPY	3,775,499	06/17	(180)
Japanese Yen Currency Futures	108	USD	12,142	06/17	78
Long Gilt Futures	1,881	GBP	241,276	06/17	(4,504)
United States 10 Year Treasury Note Futures	209	USD	26,275	06/17	(283)
United States 2 Year Treasury Note Futures	150	USD	32,492	06/17	(70)
United States Long Bond Futures	147	USD	22,486	06/17	(128)
United States Ultra Treasury Bond Futures	313	USD	44,101	06/17	(723)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					14,446

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
United States 5 Year Treasury Note Futures	Call	27	118.00	USD	3,186	05/26/17	(16)
United States 5 Year Treasury Note Futures	Call	137	118.25	USD	16,200	05/26/17	(61)
United States 5 Year Treasury Note Futures	Call	81	119.25	USD	9,659	05/26/17	(9)
United States 10 Year Treasury Note Futures	Call	81	125.00	USD	10,125	05/26/17	(83)
United States 10 Year Treasury Note Futures	Call	4	126.50	USD	506	05/26/17	(1)
United States 10 Year Treasury Note Futures	Call	139	127.00	USD	17,653	05/26/17	(28)
United States 10 Year Treasury Note Futures	Call	276	127.50	USD	35,190	05/26/17	(35)
United States 10 Year Treasury Note Futures	Call	74	128.00	USD	9,472	05/26/17	(6)
United States 10 Year Treasury Note Futures	Call	82	127.50	USD	10,455	06/23/17	(19)
United States 10 Year Treasury Note Futures	Call	54	128.50	USD	6,939	06/23/17	(7)
United States 10 Year Treasury Note Futures	Put	185	119.50	USD	22,108	05/26/17	—
United States Treasury Bond Futures	Call	27	152.00	USD	4,104	05/26/17	(53)
United States Treasury Bond Futures	Call	32	153.00	USD	4,896	05/26/17	(46)
United States Treasury Bond Futures	Call	27	154.00	USD	4,158	05/26/17	(27)
United States Treasury Bond Futures	Call	32	158.00	USD	5,056	05/26/17	(7)
United States Treasury Bond Futures	Call	63	160.00	USD	10,080	05/26/17	(6)
United States Treasury Bond Futures	Put	14	148.00	USD	2,072	06/23/17	(9)
United States Treasury Bond Futures	Put	14	149.00	USD	2,086	06/23/17	(12)
Total Liability for Options Written (premiums received $519)							(425)

Transactions in options written contracts for the period ended April 30, 2017 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2016	912	$469
Opened	7,154	2,748
Closed	(2,910)	(1,062)
Expired	(3,807)	(1,636)
Outstanding April 30, 2017	1,349	$519

See accompanying notes which are an integral part of the financial statements.

406 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	10	BRL	32	05/23/17	—
Bank of America	USD	528	BRL	1,694	05/23/17	3
Bank of America	USD	9,281	BRL	28,889	05/23/17	(225)
Bank of America	USD	40	CLP	27,135	05/23/17	—
Bank of America	USD	343	CLP	222,711	05/23/17	(10)
Bank of America	USD	8	COP	24,178	05/23/17	—
Bank of America	USD	9,145	COP	26,688,804	05/23/17	(103)
Bank of America	USD	49	CZK	1,216	05/23/17	1
Bank of America	USD	403	CZK	10,196	05/23/17	11
Bank of America	USD	21,090	CZK	531,551	05/23/17	500
Bank of America	USD	291	HUF	84,662	05/23/17	4
Bank of America	USD	343	HUF	100,205	05/23/17	6
Bank of America	USD	21,008	HUF	6,066,992	05/23/17	106
Bank of America	USD	733	IDR	9,819,828	05/23/17	3
Bank of America	USD	23	KRW	25,885	05/23/17	—
Bank of America	USD	409	KRW	467,882	05/23/17	2
Bank of America	USD	20,862	PLN	84,883	05/23/17	1,014
Bank of America	USD	473	RUB	28,333	05/23/17	23
Bank of America	USD	740	RUB	41,816	05/23/17	(8)
Bank of America	USD	9,207	RUB	538,627	05/23/17	214
Bank of America	USD	9,069	TRY	34,148	05/23/17	488
Bank of America	USD	20,405	TRY	76,833	05/23/17	1,096
Bank of America	USD	87	TWD	2,630	05/23/17	1
Bank of America	USD	376	TWD	11,531	05/23/17	6
Bank of America	BRL	72	USD	23	05/23/17	1
Bank of America	BRL	753	USD	235	05/23/17	(1)
Bank of America	BRL	65,000	USD	20,882	05/23/17	507
Bank of America	CLP	13,420,634	USD	20,906	05/23/17	817
Bank of America	COP	831,018	USD	292	05/23/17	10
Bank of America	CZK	541	USD	22	05/23/17	—
Bank of America	CZK	22,941	USD	907	05/23/17	(25)
Bank of America	CZK	236,245	USD	9,373	05/23/17	(222)
Bank of America	HUF	44,535	USD	152	05/23/17	(3)
Bank of America	HUF	190,490	USD	654	05/23/17	(9)
Bank of America	HUF	2,696,441	USD	9,337	05/23/17	(47)
Bank of America	IDR	745,444	USD	56	05/23/17	—
Bank of America	IDR	278,045,272	USD	20,631	05/23/17	(191)
Bank of America	KRW	10,681,085	USD	9,353	05/23/17	(37)
Bank of America	PLN	698	USD	176	05/23/17	(4)
Bank of America	PLN	3,155	USD	777	05/23/17	(36)
Bank of America	RUB	12,592	USD	210	05/23/17	(10)
Bank of America	RUB	18,585	USD	329	05/23/17	4
Bank of America	RUB	1,211,911	USD	20,715	05/23/17	(483)
Bank of America	TRY	294	USD	79	05/23/17	(3)
Bank of America	TRY	661	USD	178	05/23/17	(7)
Bank of America	TRY	806	USD	212	05/23/17	(13)
Bank of America	TRY	1,813	USD	477	05/23/17	(30)
Bank of America	TWD	287,589	USD	9,390	05/23/17	(135)
Bank of Montreal	USD	14,897	AUD	19,815	05/23/17	(65)
Bank of Montreal	USD	52,138	AUD	69,353	05/23/17	(227)
Bank of Montreal	USD	34,189	EUR	31,824	05/23/17	511
Bank of Montreal	DKK	105,216	USD	15,195	05/23/17	(229)
Bank of Montreal	EUR	49,504	USD	53,183	05/23/17	(795)

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 407

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	HKD	71,947	USD	9,279	05/23/17	26
Bank of New York	USD	34,730	GBP	27,013	05/23/17	276
Bank of New York	USD	33,950	JPY	3,693,773	05/23/17	(789)
Bank of New York	JPY	5,745,868	USD	52,811	05/23/17	1,227
Bank of New York	SEK	135,744	USD	15,154	05/23/17	(187)
Barclays	USD	150	CAD	200	07/20/17	(3)
Barclays	USD	6,794	CAD	9,000	07/20/17	(192)
Barclays	USD	4,947	GBP	3,950	07/20/17	180
Barclays	USD	7,707	MXN	145,723	07/20/17	(64)
Barclays	EUR	2,990	USD	3,187	07/20/17	(83)
Barclays	JPY	1,453,708	USD	13,315	07/20/17	231
Citigroup	USD	6,248	ILS	22,800	05/24/17	48
Citigroup	USD	3,095	INR	200,000	05/24/17	8
Citigroup	USD	3,159	RUB	178,000	05/24/17	(48)
Citigroup	USD	9,392	ZAR	123,656	05/23/17	(171)
Citigroup	EUR	2,950	CZK	79,461	06/06/17	9
Citigroup	ZAR	41,240	USD	3,100	05/24/17	30
HSBC	MXN	59,270	USD	3,100	05/24/17	(29)
JPMorgan Chase	USD	12,315	CAD	16,179	05/12/17	(461)
JPMorgan Chase	USD	3,101	CHF	3,123	05/12/17	39
JPMorgan Chase	USD	8,280	CLP	5,386,881	05/26/17	(218)
JPMorgan Chase	USD	1,216	EUR	1,140	06/13/17	28
JPMorgan Chase	USD	17,857	GBP	14,304	06/13/17	692
JPMorgan Chase	USD	1,737	HUF	506,318	05/12/17	24
JPMorgan Chase	USD	5,216	INR	339,750	07/20/17	25
JPMorgan Chase	USD	307	JPY	33,380	06/13/17	(7)
JPMorgan Chase	USD	3,866	MXN	76,288	05/12/17	180
JPMorgan Chase	USD	10,671	MXN	232,915	06/28/17	1,588
JPMorgan Chase	USD	1,248	NOK	10,550	05/12/17	(19)
JPMorgan Chase	USD	11,149	NOK	92,582	05/12/17	(365)
JPMorgan Chase	USD	1,438	PLN	5,869	05/12/17	75
JPMorgan Chase	USD	5,032	PLN	20,322	05/12/17	206
JPMorgan Chase	USD	25,900	SEK	228,421	05/12/17	(99)
JPMorgan Chase	USD	3,520	SGD	4,963	05/12/17	33
JPMorgan Chase	USD	3,054	TRY	11,055	05/24/17	33
JPMorgan Chase	USD	3,444	ZAR	45,202	05/12/17	(67)
JPMorgan Chase	USD	5,838	ZAR	79,836	05/12/17	127
JPMorgan Chase	AUD	49,153	USD	36,962	06/13/17	184
JPMorgan Chase	BRL	53,249	USD	16,912	05/26/17	232
JPMorgan Chase	CAD	2,959	USD	2,210	05/12/17	42
JPMorgan Chase	CHF	17,024	USD	17,220	05/12/17	101
JPMorgan Chase	CNY	103,360	USD	14,873	07/20/17	4
JPMorgan Chase	COP	23,505,468	USD	8,226	05/26/17	266
JPMorgan Chase	CZK	1,900	USD	75	05/12/17	(2)
JPMorgan Chase	CZK	19,237	USD	766	05/12/17	(15)
JPMorgan Chase	DKK	439	USD	63	05/11/17	(2)
JPMorgan Chase	DKK	1,971	USD	285	05/11/17	(4)
JPMorgan Chase	EUR	27,426	USD	29,306	06/13/17	(630)
JPMorgan Chase	HKD	5,091	USD	657	05/12/17	2
JPMorgan Chase	HUF	2,764,762	USD	9,586	05/12/17	(33)
JPMorgan Chase	IDR	157,281,640	USD	11,752	05/26/17	(23)
JPMorgan Chase	JPY	102,049	USD	925	06/13/17	8
JPMorgan Chase	MXN	57,945	USD	2,939	05/12/17	(134)

See accompanying notes which are an integral part of the financial statements.

408 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	MXN	99,758	USD	4,790	05/12/17	(501)
JPMorgan Chase	MXN	232,915	USD	11,495	06/28/17	(763)
JPMorgan Chase	NOK	27,428	USD	3,236	05/12/17	41
JPMorgan Chase	NZD	66,434	USD	46,227	06/13/17	662
JPMorgan Chase	PEN	76,590	USD	23,467	05/26/17	(79)
JPMorgan Chase	PHP	417,153	USD	8,360	05/26/17	63
JPMorgan Chase	PLN	9,535	USD	2,341	05/12/17	(117)
JPMorgan Chase	SEK	41,885	USD	4,665	05/12/17	(66)
JPMorgan Chase	SGD	26,667	USD	18,861	05/12/17	(228)
JPMorgan Chase	THB	415,783	USD	12,088	05/26/17	69
JPMorgan Chase	ZAR	55,413	USD	4,218	05/12/17	78
Royal Bank of Canada	USD	52,541	ILS	192,504	05/23/17	642
Royal Bank of Canada	USD	6,150	MXN	116,837	05/24/17	18
Royal Bank of Canada	USD	15,042	NZD	21,451	05/23/17	(321)
Royal Bank of Canada	CHF	15,101	USD	15,170	05/23/17	(25)
Royal Bank of Canada	CHF	33,977	USD	34,133	05/23/17	(56)
Royal Bank of Canada	ILS	123,752	USD	33,777	05/23/17	(413)
Royal Bank of Canada	SEK	475,103	USD	52,941	05/23/17	(753)
State Street	USD	341	HKD	2,646	05/23/17	(1)
State Street	USD	20,889	SGD	29,697	05/23/17	372
State Street	USD	301	ZAR	4,020	05/23/17	(1)
State Street	HKD	804	USD	103	05/23/17	—
State Street	SGD	32	USD	23	05/23/17	—
State Street	SGD	1,318	USD	934	05/23/17	(10)
State Street	ZAR	6,596	USD	500	05/23/17	8
Toronto Dominion Bank	USD	6,232	INR	403,000	05/24/17	20
UBS	USD	6,343	SEK	55,536	05/24/17	(67)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						3,261

Interest Rate Swap Contracts

Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
JPMorgan Chase	DKK	72,000	Six Month CIBOR	0.510%	05/05/25	102
JPMorgan Chase	DKK	101,848	Six Month CIBOR	0.943%	05/05/25	(146)
JPMorgan Chase	DKK	11,600	Six Month CIBOR	0.640%	05/06/25	(4)
JPMorgan Chase	HKD	7,300	Three Month HIBOR	1.462%	05/14/25	39
JPMorgan Chase	HKD	42,195	Three Month HIBOR	1.420%	05/14/25	245
JPMorgan Chase	HKD	58,524	Three Month MIBOR	2.160%	05/14/25	(88)
JPMorgan Chase	CZK	22,190	Six Month PRIBOR	0.490%	06/19/25	49
JPMorgan Chase	CZK	133,000	Six Month PRIBOR	0.495%	06/19/25	294
JPMorgan Chase	CZK	180,751	Six Month PRIBOR	1.280%	06/19/25	(110)
Merrill Lynch	USD	117,760	Three Month MIBOR	1.267%	05/15/23	4,761
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $1,468 (å)						5,142

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Barclays US Aggregate Bond Index	Barclays	USD	61,907	06/30/17	408
Barclays US Aggregate Bond Index	Barclays	USD	27,514	06/30/17	181

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 409

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Strategic Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional	Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount	Date	$
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)				589

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on 1 Month LIBOR rate plus a fee of 0.10%.

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives		Termination	Fair Value
Reference Entity	Counterparty		Notional Amount	Fixed Rate		Date	$
CDX NA High Yield Index	Goldman Sachs		USD	8,530	5.000%	06/20/22	(576)
CDX NA High Yield Index	Merrill Lynch		USD	2,760	(5.000%)	06/20/22	(219)
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($331)							(795)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)		Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$338,872	$2,328	$—		$341,200	6.8
Corporate Bonds and Notes	—	958,960	—	—		958,960	19.2
International Debt	—	339,500	—	—		339,500	6.8
Loan Agreements	—	29,102	—	—		29,102	0.6
Mortgage-Backed Securities	—	997,867	17,611	—		1,015,478	20.4
Municipal Bonds	—	16,288	—	—		16,288	0.3
Non-US Bonds	—	200,527	—	—		200,527	4.0
United States Government Treasuries	—	1,522,557	—	—		1,522,557	30.6
Preferred Stocks	3,189	—	—	—		3,189	0.1
Options Purchased	119	—	—	—		119	—*
Short-Term Investments	—	368,539	—	211,769		580,308	11.6
Total Investments	3,308	4,772,212	19,939	211,769		5,007,228	100.4
Other Assets and Liabilities, Net							(0.4)
							100.0

See accompanying notes which are an integral part of the financial statements.

410 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Other Financial Instruments
Assets
Futures Contracts	22,213	—	—	—	22,213	0.4
Foreign Currency Exchange Contracts	—	13,225	—	—	13,225	0.3
Interest Rate Swap Contracts	—	5,490	—	—	5,490	0.1
Total Return Swap Contracts	—	589	—	—	589	—*
A
Liabilities
Futures Contracts	(7,767)	—	—	—	(7,767)	(0.2)
Options Written	(425)	—	—	—	(425)	—*
Foreign Currency Exchange Contracts	—	(9,964)	—	—	(9,964)	(0.2)
Interest Rate Swap Contracts	—	(348)	—	—	(348)	(—)*
Credit Default Swap Contracts	—	(795)	—	—	(795)	(—)*
Total Other Financial Instruments**	$14,021	$8,197	$—	$—	$22,218

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2017, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 411

Russell Investment Company
Strategic Bond Fund

Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$—	$—	$119
Unrealized appreciation on foreign currency exchange contracts	—	13,225	—
Variation margin on futures contracts**	—	321	21,892
Total return swap contracts, at fair value	—	—	589
Interest rate swap contracts, at fair value	—	—	5,490
Total	$—	$13,546	$28,090

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$—	$—	$7,767
Unrealized depreciation on foreign currency exchange contracts	—	9,964	—
Options written, at fair value	—	—	425
Interest rate swap contracts, at fair value	—	—	348
Credit default swap contracts, at fair value	795	—	—
Total	$795	$9,964	$8,540
		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$—	$(2,285)	$(1,033)
Futures contracts	—	(57)	(40,909)
Options written	—	594	1,434
Total return swap contracts	—	—	(3,226)
Interest rate swap contracts	—	—	10
Credit default swap contracts	810	—	—
Foreign currency-related transactions****	—	(17,689)	—
Total	$810	$(19,437)	$(43,724)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments*****	$—	$49	$118
Futures contracts	—	313	11,690
Options written	—	(27)	(137)
Total return swap contracts	—	—	679
Interest rate swap contracts	—	—	2,923
Credit default swap contracts	(1,243)	—	—
Foreign currency-related transactions******	—	6,973	—
Total	$(1,243)	$7,308	$15,273

* Fair value of purchased options.
** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
*** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
**** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
****** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

412 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$119	$ — $	119
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	13,225	—	13,225
Futures Contracts	Variation margin on futures contracts	13,755	—	13,755
Total Return Swap Contracts	Total return swap contracts, at fair value	589	—	589
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	5,490	—	5,490
Total Financial and Derivative Assets		33,178	—	33,178
Financial and Derivative Assets not subject to a netting agreement		(18,507)	—	(18,507)
Total Financial and Derivative Assets subject to a netting agreement		$14,671	$ — $	14,671

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative		Collateral
Counterparty	Liabilities	Instruments		Received^	Net Amount
Bank of America	$4,817	$1,603	$	— $	3,214
Bank of Montreal	536	536		—	—
Bank of New York	1,503	976		—	527
Barclays	1,002	343		659	—
Citigroup	95	48		47	—
JPMorgan Chase	5,539	4,187		1,352	—
Merrill Lynch	119	—		—	119
Royal Bank of Canada	660	642		—	18
State Street	380	12		—	368
Toronto Dominion Bank	20	—		—	20
Total	$14,671	$8,347		$2,058	$4,266

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 413

Russell Investment Company
Strategic Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$1,668	$ — $	1,668
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	9,964	—	9,964
Options Written Contracts	Options written, at fair value	425	—	425
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	348	—	348
Credit Default Swap Contracts	Credit default swap contracts, at fair value	795	—	795
Total Financial and Derivative Liabilities		13,200	—	13,200
Financial and Derivative Liabilities not subject to a netting agreement		(2,455)	—	(2,455)
Total Financial and Derivative Liabilities subject to a netting agreement		$10,745	$ — $	10,745

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$1,603	$1,603	$—	$ —
Bank of Montreal	1,315	536	—	779
Bank of New York	976	976	—	—
Barclays	343	343	—	—
Citigroup	219	48	—	171
HSBC	29	—	—	29
JPMorgan Chase	4,187	4,187	—	—
Merrill Lynch	425	—	—	425
Morgan Stanley	1	—	—	1
Royal Bank of Canada	1,568	642	—	926
State Street	12	12	—	—
UBS	67	—	—	67
Total	$10,745	$8,347	$—	$ 2,398

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

414 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$4,989,096
Investments, at fair value(>)	5,007,228
Cash	69,035
Cash (restricted)(a)(b)(c)	44,960
Foreign currency holdings(^)	13,166
Unrealized appreciation on foreign currency exchange contracts	13,225
Receivables:
Dividends and interest	29,554
Dividends from affiliated funds	215
Investments sold	160,288
Fund shares sold	7,181
Investments matured	615
Variation margin on futures contracts	13,755
Other receivable	111
Prepaid expenses	54
Total return swap contracts, at fair value(8)	589
Interest rate swap contracts, at fair value(•)	5,490
Total assets	5,365,466

Liabilities
Payables:
Due to broker (d)(e)	11,402
Investments purchased	344,558
Fund shares redeemed	5,265
Accrued fees to affiliates	2,679
Other accrued expenses	917
Variation margin on futures contracts	1,668
Deferred capital gains tax liability	92
Other payable	171
Unrealized depreciation on foreign currency exchange contracts	9,964
Options written, at fair value(x)	425
Interest rate swap contracts, at fair value(•)	348
Credit default swap contracts, at fair value	795
Total liabilities	378,284
Commitments and Contingencies (1)

Net Assets	$4,987,182

(1) See note 9 in the Notes to Financial Statements for a detailed description of commitments and contingencies.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 415

Russell Investment Company
Strategic Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$18,397
Accumulated net realized gain (loss)	(134,592)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	18,040
Futures contracts	14,446
Options written	94
Total return swap contracts	589
Interest rate swap contracts	3,674
Credit default swap contracts	(1,126)
Investments matured	615
Foreign currency-related transactions	3,347
Other investments	(1,698)
Shares of beneficial interest	4,674
Additional paid-in capital	5,060,722
Net Assets	$4,987,182

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.69
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$11.11
Class A — Net assets	$46,478,550
Class A — Shares outstanding ($.01 par value)	4,349,525
Net asset value per share: Class C(#)	$10.67
Class C — Net assets	$47,637,512
Class C — Shares outstanding ($.01 par value)	4,464,835
Net asset value per share: Class E(#)	$10.61
Class E — Net assets	$6,167,332
Class E — Shares outstanding ($.01 par value)	581,420
Net asset value per share: Class I(#)	$10.56
Class I — Net assets	$751,175,554
Class I — Shares outstanding ($.01 par value)	71,131,372
Net asset value per share: Class R6(#)	$10.60
Class R6 — Net assets	$602,608
Class R6 — Shares outstanding ($.01 par value)	56,869
Net asset value per share: Class S(#)	$10.72
Class S — Net assets	$ 3,324,003,456
Class S — Shares outstanding ($.01 par value)	310,112,519
Net asset value per share: Class T(#)	$10.72
Class T — Net assets	$8,168,681
Class T — Shares outstanding ($.01 par value)	762,190
Net asset value per share: Class Y(#)	$10.58
Class Y — Net assets	$802,948,048
Class Y — Shares outstanding ($.01 par value)	75,921,206
Amounts in thousands
(^) Foreign currency holdings - cost	$13,275
(x) Premiums received on options written	$519
(+) Credit default swap contracts - premiums paid (received)	$331
(•) Interest rate swap contracts - premiums paid (received)	$1,468
(8) Total return swap contracts - premiums paid (received)	$—
(>) Investments in affiliates, U.S. Cash Management Fund	$211,769

(a) Cash Collateral for Futures	$28,670
(b) Cash Collateral for Swaps	$10,593
(c) Cash Collateral for TBAs	$5,697

See accompanying notes which are an integral part of the financial statements.

416 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
(d) Due to Broker for Futures	$121
(e) Due to Broker for Swaps	$11,281
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 417

Russell Investment Company
Strategic Bond Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$94
Dividends from affiliated funds	1,023
Interest	67,783
Total investment income	68,900

Expenses
Advisory fees	12,206
Administrative fees	1,243
Custodian fees	565
Distribution fees - Class A	62
Distribution fees - Class C	192
Transfer agent fees - Class A	49
Transfer agent fees - Class C	51
Transfer agent fees - Class E	61
Transfer agent fees - Class I	697
Transfer agent fees - Class R6	—**
Transfer agent fees - Class S	3,125
Transfer agent fees - Class T	1
Transfer agent fees - Class Y	19
Professional fees	132
Registration fees	116
Shareholder servicing fees - Class C	64
Shareholder servicing fees - Class E	76
Trustees’ fees	95
Printing fees	166
Miscellaneous	22
Expenses before reductions	18,942
Expense reductions	(1,062)
Net expenses	17,880
Net investment income (loss)	51,020

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(58,299)
Futures contracts	(40,966)
Options written	2,028
Total return swap contracts	(3,226)
Interest rate swap contracts	10
Credit default swap contracts	810
Foreign currency-related transactions	(18,210)
Net realized gain (loss)	(117,853)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(7,302)
Futures contracts	12,003
Options written	(164)
Total return swap contracts	679
Interest rate swap contracts	2,923
Credit default swap contracts	(1,243)
Investment matured	804
Foreign currency-related transactions	7,248
Other investments	25

See accompanying notes which are an integral part of the financial statements.

418 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Net change in unrealized appreciation (depreciation)	14,973
Net realized and unrealized gain (loss)	(102,880)
Net Increase (Decrease) in Net Assets from Operations	$(51,860)

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 419

Russell Investment Company
Strategic Bond Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,020	$111,417
Net realized gain (loss)	(117,853)	129,714
Net change in unrealized appreciation (depreciation)	14,973	37,418
Net increase (decrease) in net assets from operations	(51,860)	278,549

Distributions
From net investment income
Class A	(395)	(1,012)
Class C	(229)	(629)
Class E	(766)	(2,179)
Class I	(9,725)	(23,706)
Class R6	(6)	(3)
Class S	(27,514)	(64,492)
Class T	(—)**	—
Class Y	(9,049)	(29,383)
From net realized gain
Class A	(1,400)	(852)
Class C	(1,465)	(966)
Class E	(3,505)	(1,887)
Class I	(29,900)	(17,991)
Class R6	(17)	—
Class S	(82,265)	(51,248)
Class Y	(26,610)	(22,781)
Net decrease in net assets from distributions	(192,846)	(217,129)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(287,566)	(740,336)
Total Net Increase (Decrease) in Net Assets	(532,272)	(678,916)

Net Assets
Beginning of period	5,519,454	6,198,370
End of period	$4,987,182	$5,519,454
Undistributed (overdistributed) net investment income included in net assets	$18,397	$15,061

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

420 Strategic Bond Fund

Russell Investment Company
Strategic Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	300	$3,168	1,464	$15,992
Proceeds from reinvestment of distributions	162	1,703	168	1,820
Payments for shares redeemed	(1,182)	(12,601)	(1,467)	(16,206)
Net increase (decrease)	(720)	(7,730)	165	1,606
Class C
Proceeds from shares sold	295	3,126	563	6,198
Proceeds from reinvestment of distributions	160	1,677	147	1,575
Payments for shares redeemed	(1,111)	(11,797)	(1,252)	(13,764)
Net increase (decrease)	(656)	(6,994)	(542)	(5,991)
Class E
Proceeds from shares sold	368	3,926	2,842	31,560
Proceeds from reinvestment of distributions	401	4,167	354	3,794
Payments for shares redeemed	(12,200)	(127,850)	(2,165)	(23,668)
Net increase (decrease)	(11,431)	(119,757)	1,031	11,686
Class I
Proceeds from shares sold	6,965	73,202	22,335	244,249
Proceeds from reinvestment of distributions	3,793	39,327	3,858	41,237
Payments for shares redeemed	(42,988)	(449,814)	(29,972)	(324,761)
Net increase (decrease)	(32,230)	(337,285)	(3,779)	(39,275)
Class R6(1)
Proceeds from shares sold	7	70	61	676
Proceeds from reinvestment of distributions	2	23	—**	3
Payments for shares redeemed	(13)	(136)	(—)**	(3)
Net increase (decrease)	(4)	(43)	61	676
Class S
Proceeds from shares sold	76,928	817,020	70,965	789,298
Proceeds from reinvestment of distributions	10,337	108,745	10,554	114,325
Payments for shares redeemed	(55,789)	(592,935)	(103,329)	(1,138,615)
Net increase (decrease)	31,476	332,830	(21,810)	(234,992)
Class T(2)
Proceeds from shares sold	762	8,143	—	—
Payments for shares redeemed	(—)**	(3)	—	—
Net increase (decrease)	762	8,140	—	—
Class Y
Proceeds from shares sold	3,819	40,098	6,591	71,207
Proceeds from reinvestment of distributions	3,429	35,606	4,879	52,164
Payments for shares redeemed	(22,217)	(232,431)	(54,713)	(597,417)
Net increase (decrease)	(14,969)	(156,727)	(43,243)	(474,046)
Total increase (decrease)	(27,772)	$(287,566)	(68,117)	$(740,336)

**     Less than 500 shares.
(1)     For the period March 1, 2016 (commencement of operations) to October 30, 2016.
(2)     For the period March 17, 2017 (commencement of operations) to April 30, 2017.

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 421

Russell Investment Company
Strategic Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2017*	11.18	.09	(.20)	(.11)	(.08)	(.30)
October 31, 2016	11.04	.18	.33	.51	(.20)	(.17)
October 31, 2015	11.26	.14	.03	.17	(.17)	(.22)
October 31, 2014	11.01	.15	.29	.44	(.14)	(.05)
October 31, 2013	11.50	.17	(.24)	(.07)	(.18)	(.24)
October 31, 2012	10.95	.26	.64	.90	(.25)	(.10)

Class C
April 30, 2017*	11.16	.05	(.20)	(.15)	(.04)	(.30)
October 31, 2016	11.02	.10	.33	.43	(.12)	(.17)
October 31, 2015	11.25	.06	.03	.09	(.10)	(.22)
October 31, 2014	11.01	.07	.27	.34	(.05)	(.05)
October 31, 2013	11.49	.08	(.23)	(.15)	(.09)	(.24)
October 31, 2012	10.95	.17	.64	.81	(.17)	(.10)

Class E
April 30, 2017*	11.09	.09	(.20)	(.11)	(.07)	(.30)
October 31, 2016	10.95	.18	.33	.51	(.20)	(.17)
October 31, 2015	11.18	.14	.02	.16	(.17)	(.22)
October 31, 2014	10.94	.15	.28	.43	(.14)	(.05)
October 31, 2013	11.42	.16	(.22)	(.06)	(.18)	(.24)
October 31, 2012	10.88	.26	.64	.90	(.26)	(.10)

Class I
April 30, 2017*	11.05	.10	(.20)	(.10)	(.09)	(.30)
October 31, 2016	10.92	.21	.32	.53	(.23)	(.17)
October 31, 2015	11.14	.17	.04	.21	(.21)	(.22)
October 31, 2014	10.91	.18	.28	.46	(.18)	(.05)
October 31, 2013	11.39	.20	(.23)	(.03)	(.21)	(.24)
October 31, 2012	10.85	.29	.64	.93	(.29)	(.10)

Class R6
April 30, 2017*	11.09	.11	(.20)	(.09)	(.10)	(.30)
October 31, 2016(8)	10.71	.14	.34	.48	(.10)	—

Class S
April 30, 2017*	11.21	.10	(.20)	(.10)	(.09)	(.30)
October 31, 2016	11.07	.21	.33	.54	(.23)	(.17)
October 31, 2015	11.29	.17	.03	.20	(.20)	(.22)
October 31, 2014	11.05	.18	.28	.46	(.17)	(.05)
October 31, 2013	11.53	.19	(.22)	(.03)	(.21)	(.24)
October 31, 2012	10.98	.28	.65	.93	(.28)	(.10)

Class T
April 30, 2017(10)	10.55	.03	.15	.18	(.01)	—

Class Y
April 30, 2017*	11.07	.11	(.20)	(.09)	(.10)	(.30)
October 31, 2016	10.93	.23	.33	.56	(.25)	(.17)
October 31, 2015	11.15	.19	.03	.22	(.22)	(.22)
October 31, 2014	10.92	.19	.27	.46	(.18)	(.05)
October 31, 2013	11.40	.21	(.22)	(.01)	(.23)	(.24)
October 31, 2012	10.86	.30	.64	.94	(.30)	(.10)

See accompanying notes which are an integral part of the financial statements.

422 Strategic Bond Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(d)(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate)(b)(k)

(.38)	10.69	(.83)	46,479	1.01	.97	1.70	75
(.37)	11.18	4.79	56,663	1.02	.96	1.66	203
(.39)	11.04	1.57	54,123	1.04	.98	1.29	152
(.19)	11.26	4.03	64,810	1.03	1.00	1.35	133
(.42)	11.01	(.62)	64,310	1.03	1.01	1.50	104
(.35)	11.50	8.44	101,799	1.02	1.00	2.32	186

(.34)	10.67	(1.26)	47,638	1.76	1.72	.96	75
(.29)	11.16	3.92	57,161	1.77	1.71	.91	203
(.32)	11.02	.78	62,412	1.79	1.73	.54	152
(.10)	11.25	3.15	69,413	1.78	1.75	.60	133
(.33)	11.01	(1.34)	81,015	1.78	1.76	.74	104
(.27)	11.49	7.56	107,160	1.77	1.75	1.56	186

(.37)	10.61	(.92)	6,167	1.01	.96	1.67	75
(.37)	11.09	4.84	133,209	1.02	.96	1.65	203
(.39)	10.95	1.50	120,286	1.04	.98	1.29	152
(.19)	11.18	3.96	146,158	1.03	1.00	1.34	133
(.42)	10.94	(.59)	182,211	1.03	1.02	1.46	104
(.36)	11.42	8.46	164,834	1.02	.97	2.33	186

(.39)	10.56	(.79)	751,175.71		.69	1.98	75
(.40)	11.05	5.06	1,142,325.69		.67	1.94	203
(.43)	10.92	1.89	1,169,757.71		.69	1.58	152
(.23)	11.14	4.20	1,214,059.70		.70	1.64	133
(.45)	10.91	(.24)	1,272,388.70		.70	1.79	104
(.39)	11.39	8.78	1,312,829.69		.69	2.63	186

(.40)	10.60	(.74)	603.61		.59	2.09	75
(.10)	11.09	4.48	674.61		.58	1.93	203

(.39)	10.72	(.79)	3,324,003.76		.71	1.97	75
(.40)	11.21	5.04	3,123,604.78		.71	1.91	203
(.42)	11.07	1.82	3,325,522.79		.73	1.54	152
(.22)	11.29	4.19	4,052,322.78		.75	1.60	133
(.45)	11.05	(.34)	4,152,586.78		.76	1.72	104
(.38)	11.53	8.71	3,773,716.77		.75	2.55	186

(.01)	10.72	1.67	8,169.77		.60	2.40	75

(.40)	10.58	(.63)	802,948.57		.56	2.11	75
(.42)	11.07	5.27	1,005,818.58		.55	2.07	203
(.44)	10.93	2.00	1,466,270.59		.57	1.70	152
(.23)	11.15	4.31	1,778,627.59		.59	1.75	133
(.47)	10.92	(.15)	2,522,793.58		.58	1.90	104
(.40)	11.40	8.89	2,585,753.59		.59	2.73	186

See accompanying notes which are an integral part of the financial statements.

Strategic Bond Fund 423

Russell Investment Company
Strategic Bond Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$1,914,724
Administration fees	198,285
Distribution fees	39,523
Shareholder servicing fees	11,355
Transfer agent fees	486,743
Trustee fees	28,742
$2,679,372

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U.S. Cash Management Fund	$405,876	$ 1,950,430	$ 2,144,514	$—	$ (23)	$ 211,769	$1,023	$—
	$405,876	$ 1,950,430	$ 2,144,514	$—	$ (23)	$ 211,769	$1,023	$—

Federal Income Taxes (Unaudited)

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$5,000,537,803
Unrealized Appreciation	$24,653,260
Unrealized Depreciation	(17,963,043)
Net Unrealized Appreciation (Depreciation)	$6,690,217

See accompanying notes which are an integral part of the financial statements.

424 Strategic Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2016	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2017	$987.70	$1,020.68
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$4.09	$4.16
Fund is from November 1, 2016 to April 30, 2017.	* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period).
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class C	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	April 30, 2017	$983.90	$1,016.96
the expenses you paid on your account during this period.	Expenses Paid During Period*	$7.77	$7.90

Hypothetical Example for Comparison Purposes	* Expenses are equal to the Fund's annualized expense ratio of 1.58%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
Performance (5% return before expenses)” provides information	year period).
about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
		Actual	return before
actual return. The hypothetical account values and expenses	Class E	Performance	expenses)
may not be used to estimate the actual ending account balance or	Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2016	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
	April 30, 2017	$987.30	$1,020.68
funds. To do so, compare this 5% hypothetical example with the	Expenses Paid During Period*	$4.09	$4.16
5% hypothetical examples that appear in the shareholder reports
of other funds.	* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Investment Grade Bond Fund 425

Russell Investment Company
Investment Grade Bond Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical			Hypothetical
		Performance (5%			Performance (5%
	Actual	return before		Actual	return before
Class I	Performance	expenses)	Class T	Performance	expenses)
Beginning Account Value			Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00	March 16, 2017	$1,000.00	$1,000.00
Ending Account Value			Ending Account Value
April 30, 2017	$989.20	$1,022.27	April 30, 2017	$1,015.20	$1,022.61
Expenses Paid During Period*	$2.52	$2.56	Expenses Paid During Period*	$0.55	$2.21

* Expenses are equal to the Fund's annualized expense ratio of 0.51%			* Expenses are equal to the Fund's annualized expense ratio of 0.44%
(representing the six month period annualized), multiplied by the average			(representing the 45-day period annualized), multiplied by the average
account value over the period, multiplied by 181/365 (to reflect the one-half			account value over the period, multiplied by 45/365 (to reflect the period since
year period). May reflect amounts waived and/or reimbursed. Without any			commencement of operations). May reflect amounts waived and/or reimbursed.
waivers and/or reimbursements, expenses would have been higher.			Without any waivers and/or reimbursements, expenses would have been higher.
			Hypothetical expenses are equal to the Fund’s annualized expense ratio of
		Hypothetical	0.44% (representing the six-month period annualized), multiplied by the
		Performance (5%	average account value over the period, multiplied by 181/365 (to reflect the
	Actual	return before	on-half year period).
Class R6	Performance	expenses)
Beginning Account Value					Hypothetical
November 1, 2016	$1,000.00	$1,000.00			Performance (5%
Ending Account Value				Actual	return before
April 30, 2017	$989.10	$1,022.76	Class Y	Performance	expenses)
Expenses Paid During Period*	$2.02	$2.06	Beginning Account Value
			November 1, 2016	$1,000.00	$1,000.00
* Expenses are equal to the Fund's annualized expense ratio of 0.41%			Ending Account Value
(representing the six month period annualized), multiplied by the average			April 30, 2017	$989.90	$1,022.91
account value over the period, multiplied by 181/365 (to reflect the one-half			Expenses Paid During Period*	$1.87	$1.91
year period). May reflect amounts waived and/or reimbursed. Without any
waivers and/or reimbursements, expenses would have been higher.			* Expenses are equal to the Fund's annualized expense ratio of 0.38%
			(representing the six month period annualized), multiplied by the average
		Hypothetical	account value over the period, multiplied by 181/365 (to reflect the one-half
		Performance (5%	year period).
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$988.90	$1,021.97
Expenses Paid During Period*	$2.81	$2.86

* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

426 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
Long-Term Investments - 95.8%					Series 2016-3 Class A2A
Asset-Backed Securities - 6.0%					1.360% due 04/20/19	252	252
ACE Securities Corp. Home Equity Loan					Capital One Multi-Asset Execution Trust
Trust					Series 2016-A1 Class A1
Series 2005-HE3 Class M2					0.931% due 02/15/22 (Ê)	851	856
1.657% due 05/25/35 (Ê)		898		897	Series 2017-A2 Class A2
ACE Securities Corp. Mortgage Loan					1.393% due 01/15/25 (Ê)	454	454
Trust					Series 2017-A3 Class A3
Series 2007-D1 Class A2					2.430% due 01/15/25	495	501
6.336% due 02/25/38 (Þ)		800		742	CarFinance Capital Auto Trust
Ajax Mortgage Loan Trust					Series 2015-1A Class A
Series 2016-C Class A					1.750% due 06/15/21 (Þ)	211	211
4.000% due 10/25/57 (Þ)		298		297
American Express Credit Account Mater					CarMax Auto Owner Trust
Trust					Series 2016-4 Class A3
Series 2017-1 Class A					1.400% due 08/15/21	568	563
1.930% due 09/15/22		705		707	Series 2017-2 Class A3
AmeriCredit Automobile Receivables					1.930% due 03/15/22	597	597
Trust					Centex Home Equity Loan Trust
Series 2013-2 Class D					Series 2003-B Class AF4
2.420% due 05/08/19		970		973	3.735% due 02/25/32	2,145	2,173
Series 2013-3 Class C					Series 2005-D Class M1
2.380% due 06/10/19		983		985	1.201% due 10/25/35 (Ê)	80	80
Series 2014-4 Class A3					Chase Issuance Trust
1.270% due 07/08/19		356		356	Series 2016-A3 Class A3
Series 2015-4 Class A2B					0.550% due 06/15/23 (Ê)	877	884
1.250% due 04/08/19 (Ê)		141		141	Citibank Credit Card Issuance Trust
Series 2016-1 Class A2A					Series 2014-A1 Class A1
1.520% due 06/10/19		534		534	2.880% due 01/23/23	2,180	2,248
Series 2016-1 Class A2B					Series 2014-A5 Class A5
1.175% due 06/10/19 (Ê)		234		234	2.680% due 06/07/23	630	645
Series 2016-2 Class A2A					Series 2016-A2 Class A2
1.420% due 10/08/19		840		840	2.190% due 11/20/23	720	723
Series 2016-3 Class C					Series 2017-A2 Class A2
2.240% due 04/08/22		417		413	1.740% due 01/19/21	1,017	1,019
Series 2016-4 Class C					CountryPlace Manufactured Housing
2.410% due 07/08/22		314		312	Contract Trust
Series 2017-1 Class A2A					Series 2005-1 Class A4
1.510% due 05/18/20		398		398	5.200% due 12/15/35 (Þ)	632	655
Bank of America Credit Card Trust					CPS Auto Receivables Trust
Series 2017-A1 Class A1					Series 2014-D Class A
1.950% due 08/15/22		544		546	1.490% due 04/15/19 (Þ)	11	11
Bayview Opportunity Master Fund Trust					Series 2015-A Class A
Series 2016-RN3 Class A1					1.530% due 07/15/19 (Þ)	4	4
3.598% due 09/28/31 (Þ)		142		141	Series 2015-B Class A
Series 2016-RPL3 Class A1					1.650% due 11/15/19 (Þ)	16	16
3.475% due 07/28/31 (Þ)		77		77	Series 2015-C Class A
Series 2017-NPL1 Class A1					1.770% due 06/17/19 (Þ)	156	156
3.598% due 01/28/32 (Þ)		234		233	Series 2016-B Class A
Blackbird Capital Aircraft Lease					2.070% due 11/15/19 (Þ)	349	350
Securitization, Ltd.					Series 2016-C Class A
Series 2016-1A Class AA					1.620% due 01/15/20 (Þ)	624	624
2.487% due 12/16/41 (Þ)		702		697	CPS Auto Trust
Capital Auto Receivables Asset Trust					Series 2016-D Class A
Series 2014-2 Class A4					1.500% due 06/15/20 (Þ)	601	600
1.620% due 10/22/18		436		436	Credit-Based Asset Servicing &
Series 2016-1 Class A2A					Securitization LLC
1.500% due 11/20/18		173		173	Series 2004-CB7 Class AF5

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 427

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.685% due 10/25/34	194	199	Ford Credit Owners Trust
Discover Card Execution Note Trust			Series 2017-1 Class A
Series 2016-A4 Class A4			2.620% due 08/15/28 (Þ)	283	286
1.390% due 03/15/22	993	985	GCAT
Drive Auto Receivables Trust			Series 2017-2 Class A1
Series 2017-AA Class A2			3.500% due 04/25/47 (Þ)	251	251
1.950% due 03/15/19 (Þ)	1,313	1,313	GM Financial Consumer Automobile
Series 2017-BA Class A2			Receivables Trust
1.590% due 12/17/18 (Þ)	628	628	Series 2017-1A Class A3
Series 2017-BA Class B			1.780% due 10/18/21 (Þ)	502	502
2.200% due 05/15/20 (Þ)	203	203	Home Equity Asset Trust
Dryden 34 Senior Loan Fund			Series 2005-9 Class M1
Series 2017-34A Class AR			0.580% due 04/25/36 (Ê)	470	442
2.182% due 10/15/26 (Ê)(Þ)	1,480	1,481	Honda Auto Receivables Owner Trust
DT Auto Owner Trust			Series 2017-1 Class A3
Series 2016-3A Class A			1.720% due 07/21/21	791	791
1.750% due 11/15/19 (Þ)	285	285	Series 2017-1 Class A4
Series 2016-4A Class A			2.050% due 06/21/23	243	244
1.440% due 11/15/19 (Þ)	490	490	Honda Auto Receivables Trust
Exeter Automobile Receivables Trust			Series 2015-4 Class A2
Series 2015-1A Class A			0.820% due 07/23/18	174	174
1.600% due 06/17/19 (Þ)	1	1	HSI Asset Securitization Corp. Trust
Series 2016-1A Class A			Series 2006-OPT3 Class 2A
2.350% due 07/15/20 (Þ)	96	97	0.961% due 02/25/36 (Ê)	655	650
Series 2016-3A Class A			Long Beach Mortgage Loan Trust
1.840% due 11/16/20 (Þ)	609	608	1.921% due 04/25/35	684	668
Fannie Mae Grantor Trust			Series 2004-1 Class M1
Series 2003-T4 Class 1A			1.741% due 02/25/34 (Ê)	762	759
0.390% due 09/26/33 (Ê)	102	102	Morgan Stanley ABS Capital I, Inc. Trust
Fannie Mae Whole Loan			Series 2003-NC6 Class M1
Series 2003-W5 Class A			1.725% due 06/25/33 (Ê)	171	167
0.390% due 04/25/33 (Ê)	28	27	Series 2003-NC7 Class M1
Series 2003-W9 Class A			1.575% due 06/25/33 (Ê)	155	150
0.423% due 06/25/33 (Ê)	41	40	NYMT Residential
First Investors Auto Owner Trust			Series 2016-RP1A Class A
Series 2016-2A Class A1			4.000% due 03/25/21 (Þ)	78	77
1.530% due 11/16/20 (Þ)	360	359	Option One Mortgage Loan Trust
Flagship Credit Auto Trust			Series 2004-3 Class M1
Series 2014-2 Class A			1.314% due 11/25/34 (Ê)	1,208	1,183
1.430% due 12/16/19 (Þ)	8	8	Park Place Securities, Inc.
Series 2015-1 Class A			Series 2004-WHQ2 Class M2
1.630% due 06/15/20 (Þ)	2	2	1.470% due 02/25/35 (Ê)	1,043	1,045
Series 2015-3 Class A			Series 2005-WCH1 Class M2
2.380% due 10/15/20 (Þ)	105	105	1.305% due 01/25/36 (Ê)	169	168
Series 2016-2 Class A1			RAMP Trust
2.280% due 05/15/20	136	136	Series 2003-RS2 Class AII
Series 2016-3 Class A1			0.850% due 03/25/33 (Ê)	35	32
1.610% due 12/15/19 (Þ)	459	459	Santander Drive Auto Receivables Trust
Series 2016-4 Class A1			Series 2013-1 Class D
1.470% due 03/16/20 (Þ)	337	336	2.270% due 01/15/19	1,430	1,433
Ford Credit Auto Owner Trust			Series 2014-4 Class B
Series 2017-A Class A4			1.820% due 05/15/19	79	79
1.920% due 04/15/22	1,259	1,261	Series 2015-2 Class B
Ford Credit Floorplan Master Owner			1.830% due 01/15/20	1,274	1,275
Trust			Series 2015-4 Class A3
Series 2016-5 Class A1			1.580% due 09/16/19	302	302
1.950% due 11/15/21	282	282	Series 2017-1 Class A2

See accompanying notes which are an integral part of the financial statements.

428 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.490% due 02/18/20	162	162	Corporate Bonds and Notes - 24.1%
Saxon Asset Securities Trust			21st Century Fox America, Inc.
Series 2004-1 Class A			6.900% due 08/15/39	625	808
0.695% due 03/25/35 (Ê)	57	53	6.150% due 02/15/41	625	759
Specialty Underwriting & Residential			3M Co.
Finance Trust			3.875% due 06/15/44	200	203
Series 2003-BC1 Class A			Abbott Laboratories
0.850% due 01/25/34 (Ê)	25	23	2.900% due 11/30/21	1,297	1,310
Structured Asset Investment Loan Trust			3.750% due 11/30/26	815	825
Series 2005-HE3 Class M1			4.900% due 11/30/46	207	217
1.711% due 09/25/35 (Ê)	1,070	1,056	AbbVie, Inc.
Terwin Mortgage Trust			1.800% due 05/14/18	604	605
Series 2006-3 Class 1A2			2.500% due 05/14/20	1,160	1,170
0.822% due 04/25/37 (Ê)(Þ)	791	779	3.200% due 05/14/26	785	765
Toyota Auto Receivables Owner Trust			4.500% due 05/14/35	312	313
Series 2016-D Class A3			Aetna, Inc.
1.230% due 10/15/20	1,704	1,694	1.700% due 06/07/18	125	125
Series 2017-A Class A2A			Albemarle Corp.
1.420% due 09/16/19	634	634	4.150% due 12/01/24	290	303
United Auto Credit Securitization Trust			Series 30YR
Series 2016-2 Class A			5.450% due 12/01/44	815	906
1.670% due 09/10/18 (Þ)	370	370	Allstate Corp. (The)
Vericrest Opportunity Loan Trust			3.280% due 12/15/26	255	258
Series 2015-NP12 Class A1			Altria Group, Inc.
3.875% due 09/25/45 (Þ)	121	121	9.250% due 08/06/19	466	539
Series 2015-NPL4 Class A1			10.200% due 02/06/39	579	982
3.500% due 02/25/55 (Þ)	73	73	5.375% due 01/31/44	53	62
Verizon Owner Trust			American Airlines Pass-Through Trust
Series 2017-1A Class A			Series 2016-1 Class B
2.060% due 09/20/21 (Þ)	499	501	5.250% due 01/15/24	349	362
VOLT XLV LLC			Series 2017-1B Class B
Series 2016-NPL5 Class A1			4.950% due 02/15/25	230	235
4.000% due 05/25/46 (Þ)	259	261	American Airlines, Inc. Pass-Through
VOLT XLVIII LLC			Certificates Trust
			Series 2016-2 Class AA
Series 2016-NPL8 Class A1			3.200% due 06/15/28	710	696
3.500% due 07/25/46 (Þ)	88	88
			American Express Credit Corp.
VOLT XXXIII LLC			1.875% due 05/03/19	480	480
Series 2015-NPL5 Class A1			3.300% due 05/03/27	1,252	1,244
3.500% due 03/25/55 (Þ)	110	111
			American Honda Finance Corp.
VOLT XXXIV LLC			2.250% due 08/15/19	485	491
Series 2015-NPL7 Class A1
3.250% due 02/25/55 (Þ)	80	80	American International Group, Inc.
			4.500% due 07/16/44	113	111
VOLT XXXV			8.175% due 05/15/58	160	206
Series 2016-NPL9 Class A1
3.500% due 09/25/46 (Þ)	354	355	American Tower Trust I
			3.070% due 03/15/23 (Þ)	355	356
VOLT XXXVI LLC			Amgen, Inc.
Series 2015-NP10 Class A1
3.625% due 07/25/45 (Þ)	23	23	Series WI
			4.663% due 06/15/51	85	86
Voya CLO, Ltd.
2.480% due 10/20/27 (Þ)	1,000	1,010	Anadarko Petroleum Corp.
			6.950% due 06/15/19	859	941
World Omni Auto Receivables Trust			6.450% due 09/15/36	752	891
Series 2017-A Class A3			6.600% due 03/15/46	382	470
1.930% due 09/15/22	541	541
			Anheuser-Busch InBev Finance, Inc.
Series 2017-A Class A4			3.650% due 02/01/26	2,140	2,189
2.240% due 06/15/23	508	508	4.900% due 02/01/46	971	1,061
		52,282	Anheuser-Busch InBev Worldwide, Inc.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 429

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.750% due 01/15/22	800	842	Berkshire Hathaway Energy Co.
Anthem, Inc.			5.150% due 11/15/43	228	261
2.250% due 08/15/19	405	407	Berkshire Hathaway Finance Corp.
3.125% due 05/15/22	725	738	1.300% due 08/15/19	474	471
Apache Corp.			Broadcom Corp. / Broadcom Cayman
6.900% due 09/15/18	220	234	Finance, Ltd.
5.100% due 09/01/40	192	202	3.000% due 01/15/22 (Þ)	765	771
4.750% due 04/15/43	155	158	Burlington Northern Santa Fe LLC
Apollo Management Holdings, LP			4.900% due 04/01/44	125	141
4.400% due 05/27/26 (Þ)	495	508	3.900% due 08/01/46	250	246
Apple, Inc.			4.125% due 06/15/47	304	308
3.000% due 02/09/24	380	387	Capital One Bank USA NA
4.375% due 05/13/45	638	665	Series BKNT
4.650% due 02/23/46	605	659	2.250% due 02/13/19	780	783
3.850% due 08/04/46	278	269	Capital One Financial Corp.
AT&T, Inc.			2.450% due 04/24/19	350	352
3.000% due 06/30/22	835	836	3.750% due 03/09/27	585	579
3.600% due 02/17/23	970	989	Cardinal Health, Inc.
4.250% due 03/01/27	715	730	1.950% due 06/15/18	1,070	1,072
4.500% due 05/15/35	1,575	1,491	Carlyle Holdings II Finance LLC
5.250% due 03/01/37	737	756	5.625% due 03/30/43 (Þ)	720	747
4.300% due 12/15/42	123	110	Caterpillar Financial Services Corp.
4.750% due 05/15/46	183	172	1.350% due 05/18/19	390	387
4.550% due 03/09/49	1,252	1,127	CBS Corp.
Series WI			7.875% due 07/30/30	151	207
5.150% due 03/15/42	49	49	4.600% due 01/15/45	340	340
4.500% due 03/09/48	486	439	Celgene Corp.
Athene Global Funding			2.875% due 08/15/20	465	474
2.750% due 04/20/20 (Þ)	625	626	5.000% due 08/15/45	224	239
Bank of America Corp.			Charter Communications Operating LLC
3.124% due 01/20/23	780	788	/ Charter Communications Operating
4.125% due 01/22/24	666	700	Capital
4.200% due 08/26/24	95	98	4.464% due 07/23/22	1,020	1,085
3.875% due 08/01/25	155	159	6.384% due 10/23/35	641	738
3.248% due 10/21/27	652	627	Series WI
3.824% due 01/20/28	1,042	1,049	3.579% due 07/23/20	471	487
3.705% due 04/24/28	559	560	4.908% due 07/23/25	965	1,035
6.110% due 01/29/37	475	556	6.484% due 10/23/45	85	100
4.244% due 04/24/38	325	326	Cigna Corp.
4.875% due 04/01/44	254	276	5.375% due 02/15/42	118	138
Series GMTN			Citibank NA
2.625% due 04/19/21	735	736	2.000% due 03/20/19	1,015	1,019
4.450% due 03/03/26	210	217	Citigroup, Inc.
			2.500% due 09/26/18	940	948
Bank of America NA			2.750% due 04/25/22	494	493
Series BKNT			3.875% due 03/26/25	415	416
2.050% due 12/07/18	112	113
6.000% due 10/15/36	560	696	4.600% due 03/09/26	435	451
			3.200% due 10/21/26	516	499
Bank of New York Mellon Corp. (The)			4.450% due 09/29/27	1,005	1,028
2.600% due 08/17/20	1,225	1,246
2.200% due 08/16/23	715	692	4.125% due 07/25/28	367	367
			5.875% due 01/30/42	304	372
Bank One Capital III
8.750% due 09/01/30	290	423	Cleveland Clinic Foundation (The)
			4.858% due 01/01/14	129	127
Barrick NA Finance LLC			Columbia Property Trust Operating
4.400% due 05/30/21	290	314	Partnership, LP
5.750% due 05/01/43	535	625	4.150% due 04/01/25	230	234
BB&T Corp.			Comcast Corp.
2.050% due 06/19/18	825	829	3.000% due 02/01/24	291	294

See accompanying notes which are an integral part of the financial statements.

430 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.300% due 02/01/27	565	568	5.600% due 04/01/44	54	55
4.250% due 01/15/33	383	397	Enterprise Products Operating LLC
Corporate Office Properties, LP			5.250% due 01/31/20	760	821
3.700% due 06/15/21	815	833	4.450% due 02/15/43	186	182
CSX Corp.			5.100% due 02/15/45	393	417
3.800% due 11/01/46	275	259	EOG Resources, Inc.
CVS Health Corp.			2.450% due 04/01/20	660	665
5.125% due 07/20/45	620	693	ERAC USA Finance LLC
CVS Pass-Through Trust			2.350% due 10/15/19 (Þ)	675	676
4.704% due 01/10/36 (Þ)	250	263	Exelon Corp.
Series 2014			2.850% due 06/15/20	1,060	1,079
4.163% due 08/11/36 (Þ)	329	331	5.625% due 06/15/35	112	128
Darden Restaurants, Inc.			Express Scripts Holding Co.
6.800% due 10/15/37	560	697	3.000% due 07/15/23	690	678
Delmarva Power & Light Co.			Exxon Mobil Corp.
4.150% due 05/15/45	268	276	4.114% due 03/01/46	123	128
Delta Air Lines, Inc.			Farmers Exchange Capital III
2.875% due 03/13/20	315	318	5.454% due 10/15/54 (Þ)	710	732
Devon Energy Corp.			FedEx Corp.
5.600% due 07/15/41	131	140	4.750% due 11/15/45	175	182
Devon Financing Co. LLC			4.550% due 04/01/46	235	238
7.875% due 09/30/31	830	1,090	Fifth Third Bank
Diamond 1 Finance Corp. / Diamond 2			Series BKNT
Finance Corp			2.375% due 04/25/19	605	610
5.450% due 06/15/23 (Þ)	1,750	1,890	FirstEnergy Transmission LLC
6.020% due 06/15/26 (Þ)	1,035	1,140	5.450% due 07/15/44 (Þ)	288	319
8.100% due 07/15/36 (Þ)	79	99
8.350% due 07/15/46 (Þ)	1,286	1,664	Florida Power & Light Co.
			5.950% due 02/01/38	175	225
Discovery Communications LLC			Ford Motor Co.
5.625% due 08/15/19	279	301	4.750% due 01/15/43	50	47
6.350% due 06/01/40	765	822	5.291% due 12/08/46	199	201
Dominion Gas Holdings LLC			Ford Motor Credit Co. LLC
2.500% due 12/15/19	156	158	2.551% due 10/05/18	970	977
Dominion Resources, Inc.			3.336% due 03/18/21	410	416
2.962% due 07/01/19	498	505	3.096% due 05/04/23	610	600
Dow Chemical Co. (The)			Freeport-McMoRan, Inc.
8.550% due 05/15/19	380	429	4.550% due 11/14/24	440	413
4.375% due 11/15/42	230	231	5.450% due 03/15/43	685	584
Duke Energy Corp.			GE Capital International Funding Co.
4.800% due 12/15/45	202	215	Unlimited Co
3.750% due 09/01/46	755	691	4.418% due 11/15/35	585	625
Duke Energy Progress LLC			General Electric Co.
3.000% due 09/15/21	690	711	5.875% due 01/14/38	105	134
4.200% due 08/15/45	170	175	4.500% due 03/11/44	335	366
Eastman Chemical Co.			Series GMTN
4.650% due 10/15/44	177	181	6.875% due 01/10/39	169	241
EI du Pont de Nemours & Co.			General Mills, Inc.
4.150% due 02/15/43	206	205	5.650% due 02/15/19	195	208
Emera US Finance, LP			General Motors Co.
Series WI			4.875% due 10/02/23	525	560
4.750% due 06/15/46	185	188	6.250% due 10/02/43	203	222
Energy Transfer Partners, LP			5.200% due 04/01/45	375	365
6.625% due 10/15/36	347	391	General Motors Financial Co., Inc.
6.050% due 06/01/41	755	803	2.400% due 05/09/19	835	837
EnLink Midstream Partners, LP			3.200% due 07/13/20	600	611
2.700% due 04/01/19	874	875	3.200% due 07/06/21	955	964
4.150% due 06/01/25	390	392	3.450% due 01/14/22	825	837

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 431

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.250% due 03/01/26	285	307	ITC Holdings Corp.
Georgia Power Co.			5.300% due 07/01/43	74	84
5.950% due 02/01/39	230	275	Janus Capital Group, Inc.
Georgia-Pacific LLC			4.875% due 08/01/25	580	622
2.539% due 11/15/19 (Þ)	975	985	Jersey Central Power & Light Co.
8.875% due 05/15/31	395	610	4.700% due 04/01/24 (Þ)	457	493
Gilead Sciences, Inc.			John Deere Capital Corp.
2.550% due 09/01/20	1,015	1,028	1.650% due 10/15/18	460	460
2.950% due 03/01/27	372	357	2.200% due 03/13/20	170	171
4.750% due 03/01/46	658	679	2.650% due 01/06/22	112	113
GlaxoSmithKline Capital, Inc.			Johnson & Johnson
6.375% due 05/15/38	152	202	3.700% due 03/01/46	336	332
Glencore Funding LLC			Johnson Controls International PLC
4.000% due 03/27/27 (Þ)	1,199	1,194	5.125% due 09/14/45	465	520
Goldman Sachs Capital I			4.500% due 02/15/47	193	197
6.345% due 02/15/34	1,475	1,765	JPMorgan Chase & Co.
Goldman Sachs Group, Inc. (The)			2.250% due 01/23/20	550	552
2.625% due 01/31/19	255	258	2.776% due 04/25/23	458	456
2.550% due 10/23/19	785	793	3.875% due 09/10/24	605	620
3.625% due 01/22/23	153	158	3.300% due 04/01/26	560	553
4.250% due 10/21/25	610	628	4.125% due 12/15/26	205	212
3.750% due 02/25/26	420	427	4.250% due 10/01/27	275	284
3.850% due 01/26/27	985	1,001	3.625% due 12/01/27	474	464
6.750% due 10/01/37	620	774	3.782% due 02/01/28	355	361
6.250% due 02/01/41	331	418	6.400% due 05/15/38	390	508
4.800% due 07/08/44	320	343	4.260% due 02/22/48	673	681
4.750% due 10/21/45	244	261	KeyCorp
Series GMTN			2.300% due 12/13/18	765	769
2.922% due 10/28/27 (Ê)	635	655	Kinder Morgan Energy Partners, LP
Great Plains Energy, Inc.			4.150% due 02/01/24	562	578
2.500% due 03/09/20	430	434	6.950% due 01/15/38	187	220
Zero coupon due 06/15/22	560	615	5.500% due 03/01/44	170	174
3.900% due 04/01/27	425	430	Kinder Morgan, Inc.
Halliburton Co.			5.300% due 12/01/34	245	251
5.000% due 11/15/45	200	214	5.550% due 06/01/45	510	540
Hewlett Packard Enterprise Co.			Series GMTN
4.400% due 10/15/22 (Þ)	1	1	7.800% due 08/01/31	201	255
Zero coupon due 10/15/35	1,335	1,424	KKR Group Finance Co. III LLC
Series WI			5.125% due 06/01/44 (Þ)	495	509
Zero coupon due 10/15/22	610	644	Kohl's Corp.
Zero coupon due 10/15/45	141	146	5.550% due 07/17/45	825	747
Home Depot, Inc. (The)			Kraft Heinz Foods Co.
4.250% due 04/01/46	265	279	4.875% due 02/15/25 (Þ)	1,090	1,167
Hospitality Properties Trust			6.875% due 01/26/39	195	244
4.950% due 02/15/27	835	870	Series WI
HSBC Bank USA NA			2.000% due 07/02/18	288	289
Series BKNT			2.800% due 07/02/20	555	564
5.875% due 11/01/34	575	693	Kroger Co. (The)
Huntington National Bank (The)			2.300% due 01/15/19	375	377
2.200% due 11/06/18	795	798	Land O' Lakes, Inc.
Hyundai Capital America			6.000% due 11/15/22 (Þ)	960	1,061
3.100% due 04/05/22 (Þ)	806	806	Legg Mason, Inc.
Intel Corp.			4.750% due 03/15/26	580	614
4.800% due 10/01/41	245	273	Lehman Brothers Holdings Capital Trust
International Paper Co.			VII
3.000% due 02/15/27	250	238	5.857% due 11/29/49 (ƒ)(Ø)	1,450	—
8.700% due 06/15/38	310	447	Liberty Mutual Group, Inc.

See accompanying notes which are an integral part of the financial statements.

432 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.850% due 08/01/44 (Þ)	206	212	4.297% due 07/15/54 (Þ)	650	653
Lockheed Martin Corp.			Mylan NV
3.350% due 09/15/21	325	338	3.950% due 06/15/26	1,600	1,583
3.800% due 03/01/45	55	53	5.250% due 06/15/46	445	457
4.700% due 05/15/46	235	258	New York and Presbyterian Hospital
Lowe's Cos, Inc.			(The)
4.050% due 05/03/47	232	231	4.763% due 08/01/16	200	185
Lowe's Cos., Inc.			Newell Brands, Inc.
3.100% due 05/03/27	865	865	5.000% due 11/15/23	705	752
5.125% due 11/15/41	50	60	5.500% due 04/01/46	399	464
Marathon Petroleum Corp.			Newmont Mining Corp.
6.500% due 03/01/41	157	177	6.250% due 10/01/39	150	178
McDonald's Corp.			NextEra Energy Capital Holdings, Inc.
2.625% due 01/15/22	161	162	2.700% due 09/15/19	352	357
4.600% due 05/26/45	52	54	3.550% due 05/01/27	978	981
4.875% due 12/09/45	235	253	Noble Energy, Inc.
McKesson Corp.			8.250% due 03/01/19	496	550
2.284% due 03/15/19	720	724	Norfolk Southern Corp.
MeadWestvaco Corp.			2.400% due 05/17/22	528	529
7.375% due 09/01/19	335	373	4.650% due 01/15/46	240	259
Medtronic, Inc.			Oracle Corp.
3.150% due 03/15/22	895	927	1.900% due 09/15/21	680	673
			6.500% due 04/15/38	250	334
Series WI			4.000% due 07/15/46	160	156
4.625% due 03/15/45	287	312
Mercury General Corp.			PACCAR Financial Corp.
4.400% due 03/15/27	625	629	Series MTN
MetLife, Inc.			1.700% due 12/06/18 (Ê)	510	514
10.750% due 08/01/39	820	1,312	Pacific Gas & Electric Co.
4.875% due 11/13/43	198	218	4.750% due 02/15/44	140	155
Metropolitan Life Global Funding I			PacifiCorp
3.450% due 12/18/26 (Þ)	755	768	2.950% due 02/01/22	465	475
Microsoft Corp.			PECO Energy Co.
3.300% due 02/06/27	740	760	1.700% due 09/15/21	615	602
3.500% due 02/12/35	414	405	PepsiCo, Inc.
4.100% due 02/06/37	465	484	2.250% due 05/02/22	841	839
3.700% due 08/08/46	250	238	4.250% due 10/22/44	25	26
Series 30Y			3.450% due 10/06/46	200	182
4.250% due 02/06/47	1,299	1,348	4.000% due 05/02/47	239	238
Morgan Stanley			Pfizer, Inc.
2.625% due 11/17/21	433	433	4.125% due 12/15/46	295	300
2.553% due 10/24/23 (Ê)	1,175	1,195	Philip Morris International, Inc.
3.125% due 07/27/26	1,032	997	1.625% due 02/21/19	1,130	1,126
6.375% due 07/24/42	238	308	6.375% due 05/16/38	196	254
			Plains All American Pipeline, LP / PAA
Series 10YR			Finance Corp.
3.625% due 01/20/27	825	827	6.650% due 01/15/37	259	294
Series 30YR			Praxair, Inc.
4.375% due 01/22/47	700	704	3.200% due 01/30/26	910	930
Series F			Progress Energy, Inc.
3.875% due 04/29/24	450	465	7.050% due 03/15/19	118	129
Series GMTN			7.750% due 03/01/31	601	844
5.500% due 07/24/20	270	295	7.000% due 10/30/31	37	49
MPLX, LP			Qwest Corp.
4.125% due 03/01/27	1,170	1,185	6.750% due 12/01/21	315	350
5.200% due 03/01/47	88	90	Raytheon Co.
Series WI			6.400% due 12/15/18	495	533
4.500% due 07/15/23	520	548	Reynolds American, Inc.
Mutual of Omaha Insurance Co.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 433

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.300% due 06/12/18	594	597	2.800% due 07/13/22	375	381
6.875% due 05/01/20	1,035	1,170	TTX Co.
4.450% due 06/12/25	294	314	2.250% due 02/01/19 (Þ)	323	323
8.125% due 05/01/40	465	641	Union Pacific Corp.
6.150% due 09/15/43	375	456	4.050% due 11/15/45	270	271
5.850% due 08/15/45	112	132	4.000% due 04/15/47	404	405
Rockwell Collins, Inc.			United Parcel Service, Inc.
3.200% due 03/15/24	248	251	6.200% due 01/15/38	142	187
4.350% due 04/15/47	210	213	United Technologies Corp.
Roper Technologies, Inc.			1.778% due 05/04/18	1,333	1,335
2.800% due 12/15/21	240	241	4.500% due 06/01/42	280	303
Sabine Pass Liquefaction LLC			UnitedHealth Group, Inc.
6.250% due 03/15/22	994	1,115	3.875% due 10/15/20	100	106
5.750% due 05/15/24	206	228	3.750% due 07/15/25	320	337
5.000% due 03/15/27 (Þ)	160	169	3.450% due 01/15/27	390	399
Sempra Energy			4.625% due 07/15/35	283	311
9.800% due 02/15/19	1,227	1,393	US Bancorp
3.550% due 06/15/24	315	322	2.200% due 04/25/19	520	525
South Carolina Electric & Gas Co.			2.950% due 07/15/22	570	578
6.050% due 01/15/38	330	392	USF&G Capital III
5.100% due 06/01/65	140	145	8.312% due 07/01/46 (Þ)	445	586
Southern California Edison Co.			Valero Energy Corp.
5.625% due 02/01/36	220	268	6.625% due 06/15/37	175	208
Series C			Verizon Communications, Inc.
3.600% due 02/01/45	295	281	1.375% due 08/15/19	1,015	1,002
Southern Co. (The)			3.000% due 11/01/21	180	182
2.150% due 09/01/19	980	980	5.150% due 09/15/23	615	679
2.350% due 07/01/21	455	449	4.125% due 03/16/27	800	816
3.250% due 07/01/26	850	827	4.400% due 11/01/34	355	340
4.400% due 07/01/46	217	216	5.250% due 03/16/37	125	130
Southern Natural Gas Co. LLC /			4.672% due 03/15/55	2,070	1,896
Southern Natural Issuing Corp.			Series WI
4.400% due 06/15/21	440	468	4.272% due 01/15/36	1,672	1,562
Southwest Airlines Co.			5.012% due 08/21/54	187	181
2.650% due 11/05/20	550	556
Sprint Spectrum Co. LLC / Sprint			Viacom, Inc.
Spectrum Co II LLC / Sprint Spectrum			3.125% due 06/15/22	177	177
Co III LLC			3.450% due 10/04/26	186	179
Series A-1			4.375% due 03/15/43	378	336
3.360% due 09/20/21 (Þ)	390	393	5.250% due 04/01/44	250	249
Sunoco Logistics Partners Operations,			Virginia Electric & Power Co.
LP			Series A
5.350% due 05/15/45	186	186	6.000% due 05/15/37	213	268
Tennessee Gas Pipeline Co. LLC			Series B
8.375% due 06/15/32	410	521	2.950% due 11/15/26	475	472
Thermo Fisher Scientific, Inc.			Series C
2.400% due 02/01/19	280	282	4.000% due 11/15/46	950	948
Time Warner Cable LLC			Volkswagen Group of America Finance
6.550% due 05/01/37	150	174	LLC
7.300% due 07/01/38	52	65	2.450% due 11/20/19 (Þ)	460	461
Time Warner, Inc.			Wachovia Capital Trust II
4.750% due 03/29/21	1,075	1,161	1.658% due 01/15/27 (Ê)	615	552
3.800% due 02/15/27	575	572	Walgreens Boots Alliance, Inc.
6.250% due 03/29/41	205	236	4.800% due 11/18/44	209	216
Toyota Motor Credit Corp.			Wal-Mart Stores, Inc.
1.550% due 10/18/19	714	710	6.500% due 08/15/37	710	962
2.900% due 04/17/24	370	373	6.200% due 04/15/38	280	368
			WEA Finance LLC / Westfield UK &
Series GMTN			Europe Finance PLC

See accompanying notes which are an integral part of the financial statements.

434 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.700% due 09/17/19 (Þ)	460	464	BBVA Bancomer SA
WEC Energy Group, Inc.			6.750% due 09/30/22 (Þ)	670	758
1.650% due 06/15/18	440	440	BHP Billiton Finance USA, Ltd.
WellPoint, Inc.			5.000% due 09/30/43	70	80
6.375% due 06/15/37	430	533	BOC Aviation, Ltd.
Wells Fargo & Co.			2.375% due 09/15/21 (Þ)	300	292
2.125% due 04/22/19	1,165	1,171	BP Capital Markets PLC
3.069% due 01/24/23	1,240	1,254	3.062% due 03/17/22	410	420
3.000% due 10/23/26	320	308	3.994% due 09/26/23	255	270
4.650% due 11/04/44	583	589	3.216% due 11/28/23	520	527
4.750% due 12/07/46	81	83	3.588% due 04/14/27	390	398
Series GMTN			Braskem Finance, Ltd.
4.900% due 11/17/45	142	149	6.450% due 02/03/24	355	378
Welltower, Inc.			British Telecommunications PLC
6.500% due 03/15/41	100	123	9.125% due 12/15/30	124	187
Wesleyan University			Canadian Natural Resources, Ltd.
4.781% due 07/01/16	213	202	6.250% due 03/15/38	192	218
Westlake Chemical Corp.			Canadian Pacific Railway Co.
Series WI			4.800% due 09/15/35	260	284
5.000% due 08/15/46	195	200	CDP Financial, Inc.
Williams Partners, LP			5.600% due 11/25/39 (Þ)	545	689
3.600% due 03/15/22	865	885	Cedar Funding III CLO, Ltd.
6.300% due 04/15/40	347	399	Series 2014-3A Class A1
5.800% due 11/15/43	350	382	1.863% due 05/20/26 (Ê)(Þ)	1,800	1,808
Xcel Energy, Inc.			Cenovus Energy, Inc.
2.600% due 03/15/22	304	304	6.750% due 11/15/39	79	89
ZFS Finance USA Trust V			Commonwealth Bank of Australia
6.500% due 05/09/37 (Þ)	430	430	2.750% due 03/10/22 (Þ)	961	969
		209,151	Credit Suisse Group AG
International Debt - 7.3%			3.574% due 01/09/23 (Þ)	955	967
Actavis Funding SCS			4.282% due 01/09/28 (Þ)	930	945
3.450% due 03/15/22	838	862	Deutsche Telekom International Finance
			BV
Series WI			8.750% due 06/15/30	160	236
4.850% due 06/15/44	255	260
AerCap Ireland Capital, Ltd. / AerCap			DP World, Ltd.
Global Aviation Trust			6.850% due 07/02/37 (Þ)	90	106
Series WI			Dryden 37 Senior Loan Fund
4.500% due 05/15/21	1,103	1,166	Series 2015-37A Class A
AIA Group, Ltd.			2.180% due 04/15/27 (Ê)(Þ)	1,300	1,302
2.250% due 03/11/19 (Þ)	207	207	Ecopetrol SA
America Movil SAB de CV			4.125% due 01/16/25	1,060	1,025
5.000% due 03/30/20	710	764	Encana Corp.
6.125% due 03/30/40	169	201	6.500% due 05/15/19	89	96
AstraZeneca PLC			Fortis, Inc.
2.375% due 11/16/20	840	846	2.100% due 10/04/21 (Þ)	223	217
Bancolombia SA			3.055% due 10/04/26 (Þ)	555	525
5.950% due 06/03/21	695	765	Grupo Bimbo SAB de CV
Bank of Montreal			4.875% due 06/27/44 (Þ)	280	273
2.100% due 12/12/19	410	412	HSBC Bank PLC
1.900% due 08/27/21	455	447	7.650% due 05/01/25	385	476
Bank of Nova Scotia			Series 1M
2.700% due 03/07/22	1,021	1,029	1.625% due 06/29/49	820	661
Barclays PLC			HSBC Holdings PLC
3.684% due 01/10/23	1,110	1,129	3.262% due 03/13/23	1,029	1,042
4.337% due 01/10/28	1,380	1,411	3.900% due 05/25/26	755	775
Barrick Gold Corp.			4.375% due 11/23/26	225	230
4.100% due 05/01/23	281	306	4.041% due 03/13/28	563	576

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 435

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.250% due 03/14/44	282	305	2.125% due 05/11/20	340	342
ING Bank NV			6.375% due 12/15/38	253	331
5.800% due 09/25/23 (Þ)	815	912	Shire Acquisitions Investments Co.
ING Groep NV			1.900% due 09/23/19	1,055	1,049
3.950% due 03/29/27	610	624	Shire Acquisitions Investments Ireland
Kaupthing Bank HF			DAC
7.625% due 02/28/20 (Å)(Ø)	1,210	—	2.400% due 09/23/21	1,070	1,057
5.750% due 10/04/20 (Å)(Ø)	100	—	3.200% due 09/23/26	580	562
Kuwait Government International Bond			Siemens Financieringsmaatschappij NV
2.750% due 03/20/22 (Þ)	289	292	2.700% due 03/16/22 (Þ)	1,144	1,155
			3.400% due 03/16/27 (Þ)	1,010	1,030
Lukoil International Finance BV
6.125% due 11/09/20 (Þ)	690	759	Southern Copper Corp.
			6.750% due 04/16/40	278	316
LYB International Finance II BV
3.500% due 03/02/27	305	301	Symphony CLO XVII, Ltd.
LyondellBasell Industries NV			Series 2016-17A Class A1
5.000% due 04/15/19	212	223	2.380% due 04/15/28 (Ê)(Þ)	1,500	1,506
Mexico Government International Bond			Telefonica Emisiones SAU
4.150% due 03/28/27	730	751	4.103% due 03/08/27	320	328
4.350% due 01/15/47	242	225	5.213% due 03/08/47	150	155
			Tengizchevroil Finance Co. International,
Mitsubishi UFJ Financial Group, Inc.			Ltd.
2.998% due 02/22/22	1,360	1,376	4.000% due 08/15/26 (Þ)	245	237
Mondelez International Holdings			Teva Pharmaceutical Finance
Netherlands BV			Netherlands III BV
1.625% due 10/28/19 (Þ)	1,301	1,282	2.200% due 07/21/21	620	603
2.000% due 10/28/21 (Þ)	320	310	2.800% due 07/21/23	575	554
Nationwide Building Society			3.150% due 10/01/26	1,375	1,280
4.000% due 09/14/26 (Þ)	1,185	1,172	Toronto-Dominion Bank (The)
NXP BV / NXP Funding LLC			1.950% due 04/02/20 (Þ)	317	316
4.625% due 06/15/22 (Þ)	480	515	2.125% due 04/07/21	605	602
Oman Government International Bond			3.625% due 09/15/31	180	178
3.875% due 03/08/22 (Þ)	396	401	TransCanada PipeLines, Ltd.
6.500% due 03/08/47 (Þ)	69	74	7.250% due 08/15/38	150	206
Ontario Teachers' Cadillac Fairview
Properties Trust			UBS Group Funding Jersey, Ltd.
3.125% due 03/20/22 (Þ)	1,535	1,556	2.950% due 09/24/20 (Þ)	480	485
Perrigo Finance PLC			UBS Group Funding Switzerland AG
3.500% due 12/15/21	605	621	3.491% due 05/23/23 (Þ)	410	416
Petroleos Mexicanos			UniCredit SpA
5.500% due 01/21/21	621	658	3.750% due 04/12/22 (Þ)	330	330
5.375% due 03/13/22 (Þ)	970	1,020	Vale Overseas, Ltd.
5.625% due 01/23/46	1,241	1,105	5.875% due 06/10/21	50	54
			6.875% due 11/21/36	238	258
Province of Manitoba
2.125% due 05/04/22	220	220	6.875% due 11/10/39	168	181
Province of Quebec Canada			Validus Holdings, Ltd.
2.500% due 04/20/26	565	557	8.875% due 01/26/40	590	832
PT Pertamina (Persero)			Vodafone Group PLC
4.300% due 05/20/23 (Þ)	560	576	5.450% due 06/10/19	400	428
			7.875% due 02/15/30	415	557
Royal Bank of Canada			6.250% due 11/30/32	345	408
Series GMTN
2.125% due 03/02/20	1,466	1,470	Voya CLO, Ltd.
			Series 2017-2A Class A1R
Royal Bank of Scotland Group PLC			2.408% due 04/17/30 (Å)	1,420	1,420
3.875% due 09/12/23	960	962
			Westpac Banking Corp.
Schlumberger Investment SA			2.000% due 08/19/21	291	285
3.650% due 12/01/23	510	535
Seagate HDD Cayman					63,638
4.875% due 03/01/24 (Þ)	755	751	Mortgage-Backed Securities - 26.1%
Shell International Finance BV			225 Liberty Street Trust
			Series 2016-225L Class A

See accompanying notes which are an integral part of the financial statements.

436 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.597% due 02/10/36 (Þ)	235	243	3.983% due 10/10/46	353	377
7 WTC Depositor LLC Trust			Series 2013-CR12 Class A4
Series 2012-7WTC Class A			4.046% due 10/10/46	965	1,030
4.082% due 03/13/31 (Þ)	60	61	Series 2013-LC6 Class A4
Alternative Loan Trust			2.941% due 01/10/46	177	179
Series 2003-20CB Class 2A1			Series 2015-3BP Class A
5.750% due 10/25/33	52	54	3.178% due 02/10/35 (Þ)	5	5
Banc of America Commercial Mortgage			Series 2015-PC1 Class A5
Trust			3.902% due 07/10/50	11	12
Series 2007-3 Class AJ			Series 2016-787S Class A
5.730% due 06/10/49	1,187	1,194	3.545% due 02/10/36 (Þ)	235	242
Banc of America Merrill Lynch			Credit Suisse Commercial Mortgage
Commercial Mortgage Securities Trust			Trust
Series 2012-PARK Class A			Series 2007-C5 Class A4
2.959% due 12/10/30 (Þ)	340	346	5.695% due 09/15/40	491	492
Series 2014-520M Class A			Credit Suisse First Boston Mortgage
4.325% due 08/15/46 (Þ)	230	245	Securities Corp.
Banc of America Mortgage Securities,			Series 2003-27 Class 4A4
Inc.			5.750% due 11/25/33	38	40
Series 2006-B Class 1A1			CSAIL Commercial Mortgage Trust
3.247% due 10/20/46 (Ê)	53	33	Series 2015-C2 Class XA
Banc of America Mortgage Trust			Interest Only
Series 2004-D Class 2A2			4.979% due 06/15/57	9,780	481
3.258% due 05/25/34 (Ê)	254	255	Series 2016-C7 Class A5
BCAP LLC Trust			3.502% due 11/15/49	167	170
Series 2011-R11 Class 15A1			CSMC Mortgage-Backed Trust
3.037% due 10/26/33 (Å)(Ê)	823	829	Series 2014-USA Class A2
Series 2011-R11 Class 20A5			3.953% due 09/15/37 (Þ)	121	125
3.069% due 03/26/35 (Ê)(Þ)	6	6
Bear Stearns Adjustable Rate Mortgage			CW Capital Cobalt, Ltd.
Trust			Series 2007-C3 Class A4
Series 2005-2 Class A1			5.959% due 05/15/46	85	85
3.260% due 03/25/35 (Ê)	448	450	DBJPM Mortgage Trust
Series 2005-5 Class A1			Series 2016-C1 Class A4
2.380% due 08/25/35 (Ê)	1,081	1,093	3.276% due 05/10/49	284	287
			Deutsche Mortgage Securities, Inc. Re-
Bear Stearns Alterative-A Trust			REMIC Trust
Series 2005-4 Class 24A1			Series 2007-WM1 Class A1
3.535% due 05/25/35	614	626	4.078% due 06/27/37 (Ê)(Þ)	819	824
Citigroup Commercial Mortgage Trust			Fannie Mae
Series 2013-GC17 Class A4			5.000% due 2018	11	12
4.131% due 11/10/46	139	149	5.500% due 2018	4	5
Series 2014-GC19 Class A4			6.500% due 2018	5	4
4.023% due 03/10/47	825	880	5.000% due 2019	19	19
Series 2014-GC25 Class AAB			6.500% due 2019	6	6
3.371% due 10/10/47	1,015	1,058	3.540% due 2020	410	429
Citigroup Mortgage Loan Trust, Inc.			5.000% due 2020	30	31
Series 2005-2 Class 1A2A			5.500% due 2020	193	197
3.145% due 05/25/35	734	746	6.500% due 2020	4	4
Series 2010-8 Class 3A1			3.881% due 2021	1,246	1,324
3.322% due 04/25/35 (Ê)(Þ)	147	147	4.000% due 2021	19	20
Series 2015-2 Class 5A1			5.500% due 2021	11	11
0.444% due 03/25/47 (Ê)(Þ)	547	516	5.500% due 2022	34	35
Commercial Mortgage Trust			4.500% due 2023	148	158
Series 2013-CR8 Class A5			5.000% due 2023	39	42
3.612% due 06/10/46	33	34	4.500% due 2024	84	89
Series 2013-CR9 Class A4			5.000% due 2024	14	14
4.375% due 07/10/45	163	177	8.500% due 2024	2	2
Series 2013-CR11 Class A3			9.000% due 2024	1	1

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 437

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.500% due 2025	84	88	4.000% due 2041	655	697
4.000% due 2025	173	182	4.500% due 2041	263	284
4.500% due 2025	13	14	5.000% due 2041	798	879
7.000% due 2025	3	3	5.500% due 2041	23	26
8.500% due 2025	8	8	3.000% due 2042	1,352	1,358
3.000% due 2026	138	143	3.500% due 2042	1,096	1,133
3.500% due 2026	422	441	4.000% due 2042	375	398
7.000% due 2026	8	9	3.000% due 2043	3,086	3,101
9.000% due 2026	1	1	3.500% due 2043	4,353	4,508
2.500% due 2027	27	27	4.000% due 2043	814	862
3.000% due 2027	677	699	5.000% due 2043	32	35
3.500% due 2027	64	66	4.000% due 2044	503	533
4.000% due 2027	266	280	4.500% due 2044	28	30
5.500% due 2027	102	114	3.000% due 2045	736	739
7.000% due 2027	1	1	3.500% due 2045	3,788	3,907
2.500% due 2028	1,672	1,698	4.000% due 2045	1,752	1,853
3.000% due 2028	246	254	3.000% due 2046	1,707	1,706
3.000% due 2029	531	546	3.500% due 2046	5,076	5,240
5.000% due 2029	127	139	4.000% due 2046	6,056	6,413
2.500% due 2030	310	314	4.500% due 2046	909	995
3.000% due 2030	256	263	3.000% due 2047	1,586	1,588
3.500% due 2030	310	324	3.500% due 2047	1,053	1,086
4.500% due 2030	44	48	4.000% due 2047	1,126	1,186
2.500% due 2031	270	273	15 Year TBA(Ï)
2.600% due 2031	330	310	2.500%	1,560	1,569
3.000% due 2031	201	206	3.000%	1,500	1,543
2.500% due 2032	74	74	3.500%	865	904
4.000% due 2032	51	54	30 Year TBA(Ï)
3.000% due 2033	494	509	3.000%	5,195	5,185
4.500% due 2033	38	41	3.500%	4,740	4,865
5.000% due 2033	298	328	4.000%	5,605	5,894
5.500% due 2033	296	333	4.500%	2,950	3,173
3.500% due 2034	452	473	Fannie Mae Grantor Trust
4.500% due 2034	16	17	Series 2002-T5 Class A1
5.000% due 2034	88	97	0.410% due 05/25/32 (Ê)	176	173
5.500% due 2034	542	608	Fannie Mae REMIC Trust
6.000% due 2034	83	96	Series 2004-W12 Class 1A1
4.500% due 2035	723	786	6.000% due 07/25/44	323	372
5.000% due 2035	123	135	Series 2004-W12 Class 1A3
5.500% due 2035	24	27	7.000% due 07/25/44	810	955
6.000% due 2035	273	312	Fannie Mae REMICS
5.500% due 2036	616	690	Series 1999-56 Class Z
6.500% due 2036	5	6	7.000% due 12/18/29	58	66
3.500% due 2037	499	519
5.000% due 2037	92	101	Series 2005-35 Class DZ
			5.000% due 04/25/35	90	99
5.500% due 2037	1,190	1,334
6.000% due 2037	87	99	Series 2005-117 Class LC
			5.500% due 11/25/35	335	359
6.500% due 2037	36	41
5.000% due 2038	19	22	Series 2009-96 Class DB
5.500% due 2038	1,185	1,327	4.000% due 11/25/29	559	593
4.500% due 2039	457	492	Series 2010-114 Class BA
5.000% due 2039	351	385	4.000% due 07/25/39	32	32
6.000% due 2039	80	91	Series 2016-8 Class FA
4.000% due 2040	282	299	1.221% due 03/25/46 (Ê)	2,414	2,416
4.500% due 2040	633	684	Series 2016-40 Class FA
5.000% due 2040	337	373	1.641% due 07/25/46	1,996	2,021
5.500% due 2040	1,043	1,171	Series 2017-6 Class PA
3.500% due 2041	1,567	1,623	3.500% due 06/25/46	2,501	2,595

See accompanying notes which are an integral part of the financial statements.

438 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-20 Class PA			4.500% due 2041	583	629
3.000% due 08/25/44	508	518	5.000% due 2041	92	100
Federal Home Loan Mortgage Corp.			5.500% due 2041	393	443
Multifamily Structured Pass Through			3.000% due 2042	274	276
Certificates			3.500% due 2042	767	792
Series 2016-K056 Class A2			4.000% due 2042	497	526
2.525% due 05/25/26	1,620	1,588	3.000% due 2043	1,914	1,922
Federal Home Loan Mortgage Corp.			3.500% due 2043	3,249	3,364
Multifamily Structured Pass-Through			4.000% due 2043	85	90
Certificates			4.500% due 2043	372	404
Series 2012-K706 Class X1			3.500% due 2044	210	218
Interest Only STRIP			4.000% due 2044	1,158	1,228
1.689% due 10/25/18	13	—	4.500% due 2044	6	6
Federal Housing Authority Trust			3.000% due 2045	64	64
7.430% due 06/27/21	17	17	3.500% due 2045	1,481	1,528
Freddie Mac			4.000% due 2045	2,618	2,773
4.500% due 2018	16	17	4.500% due 2045	25	27
4.500% due 2019	9	9	3.000% due 2046	1,645	1,645
5.000% due 2019	18	19	3.500% due 2046	2,543	2,622
6.000% due 2022	2	3	4.000% due 2046	3,436	3,637
4.000% due 2024	67	71	3.000% due 2047	1,181	1,180
5.500% due 2024	38	40	4.000% due 2047	1,296	1,366
9.000% due 2024	3	3
			15 Year TBA(Ï)
6.500% due 2025	2	2	2.500%	285	287
8.000% due 2025	2	3	3.000%	30	31
9.000% due 2025	2	2
3.000% due 2026	92	95	30 Year TBA(Ï)
			3.000%	2,580	2,574
5.000% due 2027	1	1	3.500%	3,275	3,362
5.000% due 2028	88	96	4.000%	1,595	1,677
6.000% due 2028	113	128	4.500%	30	32
6.500% due 2028	7	8	Freddie Mac Multifamily Structured
6.500% due 2029	5	6	Pass-Through Certificates
3.500% due 2030	264	277	Series 2013-K024 Class A2
2.500% due 2031	97	97	2.573% due 09/25/22	1,850	1,877
2.500% due 2032	269	271	Series 2013-K029 Class A2
5.500% due 2032	113	128	3.320% due 02/25/23	1,760	1,850
6.000% due 2032	15	17	Series 2015-K045 Class A2
7.500% due 2032	11	12	3.023% due 01/25/25	1,240	1,273
5.500% due 2033	46	51	Series 2015-K046 Class A2
5.000% due 2034	308	340	3.205% due 03/25/25	480	498
5.500% due 2034	45	51	Series 2015-K047 Class A2
5.500% due 2035	74	83	3.329% due 05/25/25	930	974
5.500% due 2036	83	92
6.000% due 2036	27	30	Series 2015-K048 Class A2
			3.284% due 06/25/25	1,570	1,638
5.000% due 2037	4	5
5.500% due 2037	8	8	Series 2015-K049 Class A2
			3.010% due 08/25/25	1,800	1,842
6.000% due 2037	53	61
5.000% due 2038	2	3	Series 2015-K050 Class A2
5.500% due 2038	49	54	3.334% due 08/25/25	1,550	1,623
6.000% due 2038	60	68	Series 2015-K051 Class A2
4.500% due 2039	159	172	3.308% due 09/25/25	1,040	1,087
5.500% due 2039	13	15	Series 2016-K053 Class A2
4.000% due 2040	1,416	1,508	2.995% due 12/25/25	1,745	1,781
4.500% due 2040	824	896	Series 2016-K057 Class A2
5.000% due 2040	15	17	2.570% due 07/25/26	1,030	1,013
5.500% due 2040	8	9	Series 2017-K725 Class A2
6.000% due 2040	74	84	3.002% due 01/25/24	415	428
4.000% due 2041	202	214	Freddie Mac Reference REMIC

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 439

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2006-R006 Class ZA			4.000% due 2042	810	860
6.000% due 04/15/36	850	970	4.500% due 2042	332	358
Series 2006-R007 Class ZA			3.000% due 2043	655	666
6.000% due 05/15/36	508	574	3.500% due 2043	1,237	1,291
Freddie Mac REMICS			4.000% due 2043	250	265
Series 2002-2533 Class Z			3.500% due 2044	419	436
5.500% due 12/15/32	1,080	1,219	4.000% due 2044	262	277
Series 2006-3123 Class HT			3.000% due 2045	630	638
5.000% due 03/15/26	347	373	3.500% due 2045	1,368	1,424
Series 2010-3629 Class CZ			4.000% due 2045	265	280
5.000% due 01/15/40	84	93	3.000% due 2046	1,325	1,345
Series 2010-3632 Class PK			3.500% due 2046	623	648
5.000% due 02/15/40	314	343	3.000% due 2047	448	454
Series 2010-3653 Class B			3.500% due 2047	248	258
4.500% due 04/15/30	759	825	4.500% due 2047	25	27
Series 2011-3954 Class HU			30 Year TBA(Ï)
4.000% due 05/15/29	54	55	3.000%	3,530	3,577
Series 2012-3989 Class BW			3.500%	4,100	4,259
3.500% due 01/15/27	3,180	3,376	4.000%	3,325	3,514
Series 2012-4019 Class JD			4.500%	690	736
3.000% due 05/15/41	361	370	GS Mortgage Securities Corp. II
Series 2013-4281 Class LG			Series 2013-GC16 Class A4
4.000% due 01/15/43	296	309	4.271% due 11/10/46	7	8
Series 2016-4628 Class PF			Series 2015-GC30 Class A4
1.494% due 11/15/46	2,250	2,265	3.382% due 05/10/50	27	28
Series 2017-4646 Class DA			GS Mortgage Securities Trust
3.500% due 01/15/42	418	433	Series 2012-SHOP Class A
Series 2017-4664 Class GA			2.933% due 06/05/31 (Þ)	553	562
3.500% due 09/15/43	464	483	Series 2013-GC12 Class A4
Series 4673 Class HA			3.135% due 06/10/46	63	64
3.500% due 11/15/43	415	431	Series 2014-GC18 Class A4
Freddie Mac Strips			4.074% due 01/10/47	625	667
Series 2012-271 Class 30			HarborView Mortgage Loan Trust
3.000% due 08/15/42	1,310	1,301	Series 2004-4 Class 3A
Freddie Mac Structured Agency Credit			1.281% due 06/19/34 (Ê)	47	45
Risk Debt Notes			Hilton USA Trust
Series 2015-DN1 Class M3			Series 2016-HHV Class D
4.331% due 01/25/25 (Ê)	1,000	1,088	4.194% due 11/05/38 (Þ)	2,271	2,185
Ginnie Mae			JPMorgan Chase Commercial Mortgage
Series 2004-93 Class PC			Securities Trust
5.000% due 04/16/34	471	483	Series 2004-LN2 Class B
			5.466% due 07/15/41	500	495
Ginnie Mae I			JPMorgan Chase Commercial Mortgage
9.000% due 2025	5	6	Trust
7.000% due 2031	21	24
7.000% due 2033	1	1	Series 2017-JP5 Class A5
			3.723% due 03/15/50	109	114
3.000% due 2042	70	71
3.000% due 2043	178	181	JPMorgan Mortgage Trust
3.500% due 2043	142	148	Series 2003-A2 Class 3A1
			2.503% due 11/25/33 (Ê)	131	124
Ginnie Mae II
7.500% due 2032	2	2	Series 2005-A1 Class 6T1
5.500% due 2039	93	102	3.299% due 02/25/35 (Ê)	229	225
4.000% due 2040	35	38	Series 2005-A3 Class 4A1
4.000% due 2041	221	236	2.658% due 06/25/35 (Ê)	105	106
4.500% due 2041	805	867	Series 2015-3 Class A5
5.500% due 2041	11	12	3.500% due 05/25/45 (Þ)	601	615
3.000% due 2042	163	166	LB Commercial Mortgage Trust
3.500% due 2042	599	626	Series 2007-C3 Class AM

See accompanying notes which are an integral part of the financial statements.

440 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.114% due 07/15/44	790	792	Series 2004-12 Class 7A3
LB-UBS Commercial Mortgage Trust			2.694% due 09/25/34 (Ê)	73	73
Series 2007-C6 Class A4			Structured Asset Securities Corp.
5.858% due 07/15/40	449	450	Mortgage Pass-Through Certificates
Series 2007-C6 Class AM			Series 2003-34A Class 5A4
6.114% due 07/15/40	1,650	1,665	2.956% due 11/25/33 (Ê)	725	733
Morgan Stanley Bank of America Merrill			Wachovia Bank Commercial Mortgage
Lynch Trust			Trust
Series 2013-C10 Class A4			Series 2007-C33 Class A4
4.218% due 07/15/46	92	99	6.158% due 02/15/51	17	17
			Washington Mutual Mortgage Pass-
Series 2013-C12 Class A4			Through Certificates Trust
4.259% due 10/15/46	153	165	Series 2003-AR10 Class A7
Series 2014-C14 Class A4			2.669% due 10/25/33 (Ê)	253	257
3.787% due 02/15/47	165	174	Series 2004-AR1 Class A
Series 2014-C14 Class A5			2.771% due 03/25/34 (Ê)	1,168	1,182
4.064% due 02/15/47	52	56	Series 2005-AR2 Class 2A21
Series 2015-C20 Class A4			0.855% due 01/25/45 (Ê)	424	409
3.249% due 02/15/48	181	183	Series 2005-AR13 Class A1A1
Series 2015-C24 Class A4			1.272% due 10/25/45 (Ê)	1,383	1,358
3.732% due 05/15/48	945	986	Series 2006-AR1 Class 2A1A
Series 2016-C31 Class A1			1.577% due 01/25/46 (Ê)	745	727
1.511% due 11/15/21	481	475	Wells Fargo Commercial Mortgage Trust
Morgan Stanley Capital I Trust			Series 2015-NXS3 Class A4
Series 2007-IQ16 Class AM			3.617% due 09/15/57	35	36
6.277% due 12/12/49	1,385	1,406	Series 2015-SG1 Class A4
Series 2014-CPT Class A			3.789% due 12/15/47	181	189
3.350% due 07/13/29 (Þ)	456	472	Series 2016-LC25 Class A4
MSCG Trust			3.640% due 12/15/59	516	535
Series 2015-ALDR Class A2			Series 2017-RB1 Class A5
3.577% due 06/07/35 (Þ)	310	309	3.635% due 03/15/50	116	120
OBP Depositor LLC Trust			Wells Fargo Mortgage Backed Securities
Series 2010-OBP Class A			Trust
4.646% due 07/15/45 (Þ)	230	246	Series 2003-J Class 1A9
One Market Plaza Trust			2.612% due 10/25/33 (Ê)	726	727
Series 2017-1MKT Class C			Series 2005-AR10 Class 2A4
4.016% due 02/10/32 (Þ)	1,133	1,186	2.652% due 06/25/35 (Ê)	32	33
Series 2017-1MKT Class D			Series 2006-AR8 Class 1A3
4.146% due 02/10/32 (Þ)	797	808	3.024% due 04/25/36 (Ê)	426	421
RBS Commercial Funding, Inc. Trust			WFRBS Commercial Mortgage Trust
Series 2013-GSP Class A			Series 2013-C14 Class A4
3.834% due 01/13/32 (Þ)	235	249	3.073% due 06/15/46	162	165
RBSSP Resecuritization Trust			Series 2013-C14 Class A5
Series 2010-3 Class 9A1			3.337% due 06/15/46	16	17
5.500% due 02/26/35 (Þ)	108	108	Series 2014-C21 Class XA
Sequoia Mortgage Trust			Interest Only
Series 2013-2 Class A			1.316% due 08/15/47	7,766	448
1.874% due 02/25/43	310	297	WinWater Mortgage Loan Trust
Series 2013-4 Class A1			Series 2014-1 Class A1
2.325% due 04/25/43	284	274	3.924% due 06/20/44 (Þ)	1,037	1,071
Series 2013-6 Class A1					226,813
2.500% due 05/25/43	470	454	Municipal Bonds - 0.6%
Series 2013-6 Class A2			Alabama Economic Settlement Authority
3.000% due 05/25/43	464	458	Revenue Bonds
Structured Adjustable Rate Mortgage			3.163% due 09/15/25	262	265
Loan Trust			Municipal Electric Authority of Georgia
Series 2004-6 Class 1A			Revenue Bonds
2.358% due 06/25/34 (Ê)	226	222	6.637% due 04/01/57	990	1,166

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 441

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.055% due 04/01/57	1,410	1,523	0.750% due 07/31/18	4,550	4,526
New Jersey Transportation Trust Fund			1.250% due 10/31/18	200	200
Authority Revenue Bonds			1.750% due 10/31/18	1,435	1,447
5.754% due 12/15/28	460	484	1.375% due 12/31/18	1,400	1,403
San Diego Tobacco Settlement Revenue			1.125% due 01/15/19	1,425	1,422
Funding Corp. Revenue Bonds
7.125% due 06/01/32	210	247	2.750% due 02/15/19	250	257
State of California General Obligation			1.375% due 02/28/19	2,895	2,902
Unlimited			1.500% due 02/28/19	500	502
2.367% due 04/01/22	95	95	1.250% due 03/31/19	3,362	3,361
7.300% due 10/01/39	200	284	1.500% due 03/31/19	6,935	6,967
State of Illinois General Obligation			0.875% due 04/15/19	2,455	2,436
Unlimited			1.250% due 04/30/19	636	636
5.877% due 03/01/19	335	351	0.875% due 06/15/19	1,350	1,338
5.100% due 06/01/33	320	287	1.625% due 06/30/19	5,955	5,996
		4,702	3.625% due 08/15/19	365	384
United States Government Agencies - 0.7%			1.375% due 02/15/20	244	244
Fannie Mae			1.375% due 02/29/20	715	714
0.875% due 08/02/19	250	247	1.125% due 03/31/20	1,750	1,734
1.600% due 12/24/20	1,205	1,195	1.375% due 03/31/20	4,475	4,466
2.000% due 01/05/22	50	50	1.500% due 04/15/20	121	121
2.625% due 09/06/24	449	461	1.125% due 04/30/20	1,020	1,010
2.125% due 04/24/26	20	19	8.750% due 05/15/20	2,500	3,039
7.250% due 05/15/30	230	340	1.625% due 07/31/20	3,176	3,186
6.625% due 11/15/30	100	143	2.625% due 08/15/20	7,182	7,432
Federal Home Loan Banks			1.375% due 08/31/20	5,767	5,735
0.875% due 10/01/18	175	174	2.125% due 08/31/20	7,849	7,994
1.250% due 01/16/19	225	225	1.375% due 09/30/20	639	635
1.375% due 03/18/19	100	100	1.375% due 10/31/20	8,870	8,807
0.875% due 08/05/19	200	198	1.750% due 10/31/20	6,638	6,675
1.375% due 11/15/19	25	25	1.625% due 11/30/20	4,882	4,885
1.875% due 11/29/21	20	20	1.375% due 01/31/21	4,282	4,240
Freddie Mac			3.625% due 02/15/21	1,000	1,073
1.500% due 01/17/20	100	100	1.250% due 03/31/21	250	246
1.375% due 04/20/20	75	75	2.250% due 03/31/21	500	511
2.375% due 01/13/22	837	854	1.375% due 04/30/21	1,250	1,235
6.250% due 07/15/32	424	598	8.125% due 05/15/21	300	375
Tennessee Valley Authority			1.125% due 06/30/21	2,490	2,431
6.150% due 01/15/38	345	481	2.125% due 06/30/21	750	762
3.500% due 12/15/42	343	349	2.125% due 08/15/21	4,950	5,031
4.250% due 09/15/65	387	421	1.125% due 08/31/21	776	756
Series A			2.000% due 08/31/21	1,500	1,516
2.875% due 02/01/27	100	102	1.125% due 09/30/21	2,212	2,153
			1.250% due 10/31/21	4,865	4,756

United States Government Treasuries - 31.0%		6,177	8.000% due 11/15/21	1,250	1,589
United States Treasury Inflation Indexed			2.000% due 12/31/21	947	956
Bonds			1.500% due 01/31/22	430	424
2.125% due 01/15/19	3,517	3,674	1.875% due 03/31/22	6,867	6,885
0.125% due 04/15/19	4,314	4,353	1.125% due 04/30/22	5,001	4,877
0.125% due 07/15/22	466	470	1.750% due 04/30/22	400	398
0.375% due 07/15/23	5,092	5,186	1.875% due 04/30/22	2,827	2,835
0.375% due 07/15/25	1,284	1,293	1.750% due 05/15/22	2,350	2,341
3.875% due 04/15/29	3,667	5,092	1.875% due 05/31/22	150	150
2.125% due 02/15/40	2,282	2,892	2.125% due 12/31/22	3,460	3,493
United States Treasury Notes			1.750% due 01/31/23	2,862	2,829
0.875% due 05/31/18	1,931	1,925	2.000% due 02/15/23	3,600	3,608
0.625% due 06/30/18	6,500	6,459	1.500% due 02/28/23	4,280	4,169
2.375% due 06/30/18	250	253	1.500% due 03/31/23	2,425	2,360
			1.750% due 05/15/23	1,000	986

See accompanying notes which are an integral part of the financial statements.

442 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
1.375% due 06/30/23	4,672	4,498	0.631% due 05/03/17 (ç)(~)	905		905
6.250% due 08/15/23	810	1,014	Berkshire Hathaway Finance Corp.
1.375% due 08/31/23	3,974	3,817
2.125% due 11/30/23	1,000	1,004	1.450% due 03/07/18	485		486
2.750% due 02/15/24	830	865	Canadian Natural Resources, Ltd.
2.125% due 02/29/24	750	752	5.900% due 02/01/18	240		247
2.125% due 03/31/24	1,590	1,594	Capital One Bank NA
2.500% due 05/15/24	200	205	Series BKNT
2.375% due 08/15/24	5,100	5,184	1.650% due 02/05/18	730		730
2.250% due 11/15/24	1,000	1,007
2.000% due 02/15/25	1,925	1,900	Commonwealth Edison Co.
2.250% due 11/15/25	640	640	5.800% due 03/15/18	315		326
6.000% due 02/15/26	365	475	Exelon Corp.
1.625% due 05/15/26	1,331	1,261	1.550% due 06/09/17	476		476
1.500% due 08/15/26	1,728	1,616	Fannie Mae
2.000% due 11/15/26	524	511
1.625% due 02/15/27	550	522	5.000% due 12/01/17	4		4
2.250% due 02/15/27	2,963	2,954	6.500% due 12/01/17	1		1
6.125% due 11/15/27	35	47	5.500% due 01/01/18	26		26
5.250% due 11/15/28	50	64
5.250% due 02/15/29	2,200	2,847	6.500% due 03/01/18	1		1
6.125% due 08/15/29	2,141	2,994	Freddie Mac
6.250% due 05/15/30	2,000	2,861	6.000% due 07/01/17	2		1
5.375% due 02/15/31	700	944	6.000% due 08/01/17	1		—
4.500% due 02/15/36	200	257
4.750% due 02/15/37	3,294	4,351	6.000% due 09/01/17	1		1
5.000% due 05/15/37	620	844	5.000% due 01/01/18	3		3
4.500% due 05/15/38	75	96	Freddie Mac Multifamily Structured
4.625% due 02/15/40	50	65	Pass-Through Certificates
4.375% due 05/15/40	500	629	Series 2011-K702 Class X1
3.875% due 08/15/40	1,270	1,487	1.617% due 02/25/18	8		—
3.750% due 08/15/41	400	460	General Electric Co.
3.125% due 02/15/42	1,670	1,731	5.250% due 12/06/17	310		317
2.750% due 08/15/42	2,875	2,778	Lehman Brothers Holdings, Inc.
2.750% due 11/15/42	1,200	1,158
3.125% due 02/15/43	985	1,018	6.500% due 07/19/17 (Ø)	390		—
2.875% due 05/15/43	400	395	6.750% due 12/28/17 (Ø)	990		—
3.750% due 11/15/43	2,950	3,398	NextEra Energy Capital Holdings, Inc.
2.500% due 02/15/45	7,905	7,202	Series F
2.875% due 08/15/45	2,074	2,039	2.056% due 09/01/17	846		848
2.500% due 02/15/46	2,133	1,939
2.875% due 11/15/46	9,124	8,967	Sky PLC
2.250% due 02/15/47 (§)	5,544	4,759	6.100% due 02/15/18 (Þ)	945		976
3.000% due 02/15/47	12	12	Thomson Reuters Corp.
		268,197	1.650% due 09/29/17	720		720
Total Long-Term Investments			TransCanada PipeLines, Ltd.
(cost $830,176)		830,960	1.625% due 11/09/17	341		341
			Tyco Electronics Group SA

Short-Term Investments - 9.3%			6.550% due 10/01/17	705		719
			U.S. Cash Management Fund	58,803,134	(8)	58,817
Anthem, Inc.			UBS AG
1.875% due 01/15/18	810	811	1.375% due 06/01/17	802		802
Assurant, Inc.			United States Treasury Notes
2.500% due 03/15/18	780	784	1.000% due 12/15/17	3,500		3,499
Bank of Tokyo-Mitsubishi UFJ, Ltd.
(The)			0.875% due 01/15/18	7,940		7,931
			Voya Financial, Inc.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 443

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($)	Value
	or Shares	$
2.900% due 02/15/18	465	469
Xcel Energy, Inc.
1.200% due 06/01/17	611	611
Total Short-Term Investments
(cost $82,190)		80,852

Total Investments 105.0%
(identified cost $912,366)		911,812

Other Assets and Liabilities,
Net - (5.0%)		(43,653)

Net Assets - 100.0%		868,159

See accompanying notes which are an integral part of the financial statements.

444 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.3%
BCAP LLC Trust	11/26/13	822,534	104.06	856	829
Kaupthing Bank HF	02/17/16	100,000	—	—	—
Kaupthing Bank HF	02/17/16	1,210,000	—	—	—
Voya CLO, Ltd.	03/31/17	1,420,000	100.00	1,420	1,420
					2,249
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Government Bond Futures	453	AUD	58,762	06/17	1,110
United States 2 Year Treasury Note Futures	28	USD	6,065	06/17	3
United States 5 Year Treasury Note Futures	389	USD	46,060	06/17	208
United States 10 Year Treasury Note Futures	628	USD	78,952	06/17	656
United States Long Bond Futures	14	USD	2,142	06/17	(13)
Short Positions
Euro-Bund Futures	228	EUR	36,886	06/17	(176)
Long Gilt Futures	236	GBP	30,272	06/17	(597)
United States 5 Year Treasury Note Futures	12	USD	1,421	06/17	(11)
United States 10 Year Treasury Note Futures	22	USD	2,766	06/17	(42)
United States Long Bond Futures	28	USD	4,283	06/17	(80)
United States Ultra Treasury Bond Futures	56	USD	8,932	06/17	(142)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					916

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	26	BRL	82	05/23/17	(1)
Bank of America	USD	100	BRL	320	05/23/17	1
Bank of America	USD	1,117	BRL	3,476	05/23/17	(27)
Bank of America	USD	48	CLP	32,295	05/23/17	—
Bank of America	USD	65	CLP	41,909	05/23/17	(2)
Bank of America	USD	1,100	COP	3,211,387	05/23/17	(12)
Bank of America	USD	12	CZK	296	05/23/17	—
Bank of America	USD	71	CZK	1,785	05/23/17	2
Bank of America	USD	2,256	CZK	56,853	05/23/17	53
Bank of America	USD	7	HUF	2,068	05/23/17	—
Bank of America	USD	57	HUF	16,635	05/23/17	1
Bank of America	USD	2,247	HUF	648,910	05/23/17	11
Bank of America	USD	23	IDR	301,289	05/23/17	—
Bank of America	USD	122	IDR	1,638,935	05/23/17	—
Bank of America	USD	17	KRW	19,216	05/23/17	—
Bank of America	USD	71	KRW	81,514	05/23/17	—
Bank of America	USD	2,231	PLN	9,079	05/23/17	109
Bank of America	USD	94	RUB	5,628	05/23/17	5

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 445

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	106	RUB	5,991	05/23/17	(1)
Bank of America	USD	1,108	RUB	64,811	05/23/17	26
Bank of America	USD	1,091	TRY	4,109	05/23/17	59
Bank of America	USD	2,182	TRY	8,218	05/23/17	117
Bank of America	USD	24	TWD	744	05/23/17	—
Bank of America	USD	67	TWD	2,069	05/23/17	1
Bank of America	BRL	41	USD	13	05/23/17	—
Bank of America	BRL	160	USD	50	05/23/17	—
Bank of America	BRL	6,952	USD	2,233	05/23/17	54
Bank of America	CLP	1,435,437	USD	2,236	05/23/17	88
Bank of America	COP	63,041	USD	21	05/23/17	—
Bank of America	COP	139,012	USD	49	05/23/17	2
Bank of America	CZK	592	USD	24	05/23/17	—
Bank of America	CZK	3,570	USD	141	05/23/17	(4)
Bank of America	CZK	28,427	USD	1,128	05/23/17	(27)
Bank of America	HUF	1,034	USD	4	05/23/17	—
Bank of America	HUF	33,271	USD	114	05/23/17	(2)
Bank of America	HUF	324,455	USD	1,123	05/23/17	(6)
Bank of America	IDR	29,739,013	USD	2,207	05/23/17	(20)
Bank of America	KRW	1,285,224	USD	1,125	05/23/17	(5)
Bank of America	PLN	187	USD	47	05/23/17	(1)
Bank of America	PLN	517	USD	127	05/23/17	(6)
Bank of America	RUB	2,814	USD	47	05/23/17	(2)
Bank of America	RUB	2,996	USD	53	05/23/17	1
Bank of America	RUB	129,623	USD	2,216	05/23/17	(52)
Bank of America	TRY	87	USD	23	05/23/17	(1)
Bank of America	TRY	174	USD	47	05/23/17	(2)
Bank of America	TRY	179	USD	47	05/23/17	(3)
Bank of America	TRY	359	USD	94	05/23/17	(6)
Bank of America	TWD	34,605	USD	1,130	05/23/17	(16)
Bank of Montreal	USD	1,732	AUD	2,304	05/23/17	(8)
Bank of Montreal	USD	6,928	AUD	9,216	05/23/17	(30)
Bank of Montreal	USD	3,534	EUR	3,289	05/23/17	53
Bank of Montreal	DKK	12,234	USD	1,767	05/23/17	(27)
Bank of Montreal	EUR	6,578	USD	7,067	05/23/17	(104)
Bank of Montreal	HKD	8,657	USD	1,117	05/23/17	3
Bank of New York	USD	3,589	GBP	2,792	05/23/17	29
Bank of New York	USD	3,509	JPY	381,760	05/23/17	(82)
Bank of New York	JPY	763,521	USD	7,018	05/23/17	162
Bank of New York	SEK	15,783	USD	1,762	05/23/17	(22)
Citigroup	USD	1,130	ZAR	14,879	05/23/17	(21)
Royal Bank of Canada	USD	6,982	ILS	25,580	05/23/17	86
Royal Bank of Canada	USD	1,749	NZD	2,494	05/23/17	(37)
Royal Bank of Canada	CHF	1,756	USD	1,764	05/23/17	(3)
Royal Bank of Canada	CHF	3,512	USD	3,528	05/23/17	(6)
Royal Bank of Canada	ILS	12,790	USD	3,491	05/23/17	(43)
State Street	USD	2	HKD	17	05/23/17	—
State Street	USD	63	HKD	489	05/23/17	—
State Street	USD	2,234	SGD	3,176	05/23/17	40
State Street	USD	21	ZAR	282	05/23/17	—
State Street	SEK	63,132	USD	7,035	05/23/17	(99)
State Street	SGD	43	USD	31	05/23/17	—
State Street	SGD	203	USD	144	05/23/17	(2)

See accompanying notes which are an integral part of the financial statements.

446 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
Unrealized
Appreciation
Amount	Amount	(Depreciation)
Counterparty	Sold	Bought	Settlement Date	$
State Street	ZAR	1,083	USD	82	05/23/17	1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts	224

Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$51,233	$1,049	$—	$52,282	6.0
Corporate Bonds and Notes	—	208,888	263	—	209,151	24.1
International Debt	—	63,638	—	—	63,638	7.3
Mortgage-Backed Securities	—	226,796	17	—	226,813	26.1
Municipal Bonds	—	4,702	—	—	4,702	0.6
United States Government Agencies	—	6,177	—	—	6,177	0.7
United States Government Treasuries	—	268,197	—	—	268,197	30.9
Short-Term Investments	—	22,035	—	58,817	80,852	9.3
Total Investments	—	851,666	1,329	58,817	911,812	105.0
Other Assets and Liabilities, Net	(5.0)
100.0
Other Financial Instruments
Assets
Futures Contracts	1,977	—	—	—	1,982	0.2
Foreign Currency Exchange Contracts	—	904	—	—	904	0.1
A
Liabilities
Futures Contracts	(1,061)	—	—	—	(1,066)	(0.1)
Foreign Currency Exchange Contracts	—	(680)	—	—	(680)	(0.1)
Total Other Financial Instruments*	$916	$224	$—	$—	$1,140

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2017, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 447

Russell Investment Company
Investment Grade Bond Fund

Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

	Foreign
	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$904	$—
Variation margin on futures contracts*	—	1,977
Total	$904	$1,977

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$—	$1,061
Unrealized depreciation on foreign currency exchange contracts	680	—
Total	$680	$1,061
	Foreign
	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$—	$(3,358)
Foreign currency-related transactions**	(2,546)	—
Total	$(2,546)	$(3,358)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$—	$191
Foreign currency-related transactions***	484	—
Total	$484	$191

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

448 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	$904	$ — $	904
Futures Contracts	Variation margin on futures contracts	271	—	271
Total Financial and Derivative Assets		1,175	—	1,175
Financial and Derivative Assets not subject to a netting agreement		(271)	—	(271)
Total Financial and Derivative Assets subject to a netting agreement		$904	$ — $	904

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$530	$195	$—	$ 335
Bank of Montreal	56	56	—	—
Bank of New York	192	103	—	89
Royal Bank of Canada	85	85	—	—
State Street	41	41	—	—
Total	$904	$480	$—	$ 424

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 449

Russell Investment Company
Investment Grade Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$32	$ — $	32
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	680	—	680
Total Financial and Derivative Liabilities		712	—	712
Financial and Derivative Liabilities not subject to a netting agreement		(32)	—	(32)
Total Financial and Derivative Liabilities subject to a netting agreement		$680	$ — $	680

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$195	$195	$—	$ —
Bank of Montreal	170	56	—	114
Bank of New York	103	103	—	—
Citigroup	21	—	—	21
Royal Bank of Canada	89	85	—	4
State Street	102	41	—	61
Total	$680	$480	$—	$ 200

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

450 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$912,366
Investments, at fair value(>)	911,812
Cash (restricted)(a)	4,795
Unrealized appreciation on foreign currency exchange contracts	904
Receivables:
Dividends and interest	6,291
Dividends from affiliated funds	41
Investments sold	55,546
Fund shares sold	1,071
Investments matured(†)	231
Variation margin on futures contracts	271
Prepaid expenses	9
Total assets	980,971

Liabilities
Payables:
Due to custodian	123
Investments purchased	110,039
Fund shares redeemed	1,291
Accrued fees to affiliates	329
Other accrued expenses	318
Variation margin on futures contracts	32
Unrealized depreciation on foreign currency exchange contracts	680
Total liabilities	112,812

Net Assets	$868,159

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 451

Russell Investment Company
Investment Grade Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$3,658
Accumulated net realized gain (loss)	(17,803)
Unrealized appreciation (depreciation) on:
Investments	(554)
Futures contracts	916
Investments matured	(882)
Foreign currency-related transactions	224
Shares of beneficial interest	410
Additional paid-in capital	882,190
Net Assets	$868,159

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$21.20
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$22.02
Class A — Net assets	$10,049,846
Class A — Shares outstanding ($.01 par value)	474,155
Net asset value per share: Class C(#)	$21.01
Class C — Net assets	$13,494,628
Class C — Shares outstanding ($.01 par value)	642,407
Net asset value per share: Class E(#)	$21.19
Class E — Net assets	$5,289,727
Class E — Shares outstanding ($.01 par value)	249,616
Net asset value per share: Class I(#)	$21.19
Class I — Net assets	$207,748,976
Class I — Shares outstanding ($.01 par value)	9,805,470
Net asset value per share: Class R6(#)	$21.24
Class R6 — Net assets	$808,526
Class R6 — Shares outstanding ($.01 par value)	38,059
Net asset value per share: Class S(#)	$21.17
Class S — Net assets	$462,587,491
Class S — Shares outstanding ($.01 par value)	21,854,223
Net asset value per share: Class T(#)	$21.17
Class T — Net assets	$437,247
Class T — Shares outstanding ($.01 par value)	20,652
Net asset value per share: Class Y(#)	$21.21
Class Y — Net assets	$167,742,256
Class Y — Shares outstanding ($.01 par value)	7,909,701
Amounts in thousands
(<) Investments matured - cost	$1,113
(>) Investments in affiliates, U.S. Cash Management Fund	$58,817

(a) Cash Collateral for Futures	$4,795
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

452 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends from affiliated funds	$289
Interest	10,700
Total investment income	10,989

Expenses
Advisory fees	1,143
Administrative fees	221
Custodian fees	166
Distribution fees - Class A	13
Distribution fees - Class C	56
Transfer agent fees - Class A	10
Transfer agent fees - Class C	15
Transfer agent fees - Class E	9
Transfer agent fees - Class I	169
Transfer agent fees - Class R6	—**
Transfer agent fees - Class S	484
Transfer agent fees - Class T	—**
Transfer agent fees - Class Y	4
Professional fees	72
Registration fees	67
Shareholder servicing fees - Class C	19
Shareholder servicing fees - Class E	11
Trustees’ fees	18
Printing fees	43
Miscellaneous	13
Expenses before reductions	2,533
Expense reductions	(46)
Net expenses	2,487
Net investment income (loss)	8,502

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(8,139)
Futures contracts	(3,358)
Interest rate swap contracts	—**
Foreign currency-related transactions	(2,546)
Net realized gain (loss)	(14,043)
Net change in unrealized appreciation (depreciation) on:
Investments	(7,883)
Futures contracts	191
Investment matured	382
Foreign currency-related transactions	485
Net change in unrealized appreciation (depreciation)	(6,825)
Net realized and unrealized gain (loss)	(20,868)
Net Increase (Decrease) in Net Assets from Operations	$(12,366)

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 453

Russell Investment Company
Investment Grade Bond Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,502	$20,909
Net realized gain (loss)	(14,043)	28,410
Net change in unrealized appreciation (depreciation)	(6,825)	5,215
Net increase (decrease) in net assets from operations	(12,366)	54,534

Distributions
From net investment income
Class A	(98)	(186)
Class C	(95)	(191)
Class E	(118)	(383)
Class I	(2,782)	(5,879)
Class R6	(6)	(3)
Class S	(5,369)	(13,280)
Class T	(—)**	—
Class Y	(1,898)	(3,954)
From net realized gain
Class A	(296)	(181)
Class C	(459)	(355)
Class E	(406)	(486)
Class I	(7,203)	(5,624)
Class R6	(13)	—
Class S	(14,226)	(14,125)
Class Y	(4,556)	(4,105)
Net decrease in net assets from distributions	(37,525)	(48,752)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(65,363)	(283,091)
Total Net Increase (Decrease) in Net Assets	(115,254)	277,309

Net Assets
Beginning of period	983,413	1,260,722
End of period	$868,159	$983,413
Undistributed (overdistributed) net investment income included in net assets	$3,658	$5,522

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

454 Investment Grade Bond Fund

Russell Investment Company
Investment Grade Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	18	$391	156	$3,440
Proceeds from reinvestment of distributions	18	380	16	349
Payments for shares redeemed	(51)	(1,091)	(98)	(2,173)
Net increase (decrease)	(15)	(320)	74	1,616
Class C
Proceeds from shares sold	17	359	145	3,157
Proceeds from reinvestment of distributions	27	550	25	537
Payments for shares redeemed	(179)	(3,750)	(203)	(4,466)
Net increase (decrease)	(135)	(2,841)	(33)	(772)
Class E
Proceeds from shares sold	26	548	105	2,327
Proceeds from reinvestment of distributions	25	516	38	825
Payments for shares redeemed	(464)	(9,752)	(581)	(12,950)
Net increase (decrease)	(413)	(8,688)	(438)	(9,798)
Class I
Proceeds from shares sold	919	19,539	2,080	46,077
Proceeds from reinvestment of distributions	469	9,789	516	11,237
Payments for shares redeemed	(3,163)	(66,567)	(3,617)	(80,127)
Net increase (decrease)	(1,775)	(37,239)	(1,021)	(22,813)
Class R6
Proceeds from shares sold	22	467	20	452
Proceeds from reinvestment of distributions	1	18	—**	3
Payments for shares redeemed	(5)	(107)	(—)**	(3)
Net increase (decrease)	18	378	20	452
Class S
Proceeds from shares sold	4,034	85,128	6,766	149,844
Proceeds from reinvestment of distributions	934	19,468	1,252	27,220
Payments for shares redeemed	(6,316)	(132,906)	(17,183)	(382,127)
Net increase (decrease)	(1,348)	(28,310)	(9,165)	(205,063)
Class T(1)
Proceeds from shares sold	21	435	—	—
Payments for shares redeemed	(—)**	(—)***	—	—
Net increase (decrease)	21	435	—	—
Class Y
Proceeds from shares sold	1,373	28,811	953	21,033
Proceeds from reinvestment of distributions	307	6,423	370	8,059
Payments for shares redeemed	(1,138)	(24,012)	(3,463)	(75,805)
Net increase (decrease)	542	11,222	(2,140)	(46,713)
Total increase (decrease)	(3,105)	$(65,363)	(12,703)	$(283,091)

(1) For the period March 17, 2017 (commencement of operations) to April 30, 2017.
** Less than 500 shares.
*** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 455

Russell Investment Company
Investment Grade Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2017*	22.32	.17	(.46)	(.29)	(.21)	(.62)
October 31, 2016	22.21	.35	.61	.96	(.40)	(.45)
October 31, 2015	22.48	.28	.10	.38	(.23)	(.42)
October 31, 2014	21.91	.28	.53	.81	(.24)	—
October 31, 2013	23.15	.25	(.58)	(.33)	(.21)	(.70)
October 31, 2012	22.31	.36	1.10	1.46	(.38)	(.24)

Class C
April 30, 2017*	22.13	.09	(.46)	(.37)	(.13)	(.62)
October 31, 2016	22.03	.18	.61	.79	(.24)	(.45)
October 31, 2015	22.33	.11	.11	.22	(.10)	(.42)
October 31, 2014	21.77	.12	.52	.64	(.08)	—
October 31, 2013	23.03	.09	(.59)	(.50)	(.06)	(.70)
October 31, 2012	22.20	.21	1.08	1.29	(.22)	(.24)

Class E
April 30, 2017*	22.31	.16	(.46)	(.30)	(.20)	(.62)
October 31, 2016	22.20	.35	.61	.96	(.40)	(.45)
October 31, 2015	22.46	.27	.12	.39	(.23)	(.42)
October 31, 2014	21.89	.28	.53	.81	(.24)	—
October 31, 2013	23.13	.25	(.58)	(.33)	(.21)	(.70)
October 31, 2012	22.28	.39	1.09	1.48	(.39)	(.24)

Class I
April 30, 2017*	22.31	.20	(.46)	(.26)	(.24)	(.62)
October 31, 2016	22.21	.42	.60	1.02	(.47)	(.45)
October 31, 2015	22.47	.35	.12	.47	(.31)	(.42)
October 31, 2014	21.90	.36	.52	.88	(.31)	—
October 31, 2013	23.14	.33	(.59)	(.26)	(.28)	(.70)
October 31, 2012	22.29	.45	1.09	1.54	(.45)	(.24)

Class R6
April 30, 2017*	22.37	.21	(.47)	(.26)	(.25)	(.62)
October 31, 2016(8)	21.86	.29	.47	.76	(.25)	—

Class S
April 30, 2017*	22.29	.19	(.46)	(.27)	(.23)	(.62)
October 31, 2016	22.19	.40	.60	1.00	(.45)	(.45)
October 31, 2015	22.45	.33	.12	.45	(.29)	(.42)
October 31, 2014	21.88	.34	.52	.86	(.29)	—
October 31, 2013	23.12	.31	(.58)	(.27)	(.27)	(.70)
October 31, 2012	22.27	.43	1.09	1.52	(.43)	(.24)

Class T
April 30, 2017(10)	20.87	.05	.27	.32	(.02)	—

Class Y
April 30, 2017*	22.33	.21	(.46)	(.25)	(.25)	(.62)
October 31, 2016	22.22	.45	.61	1.06	(.50)	(.45)
October 31, 2015	22.49	.37	.11	.48	(.33)	(.42)
October 31, 2014	21.91	.38	.54	.92	(.34)	—
October 31, 2013	23.15	.35	(.58)	(.23)	(.31)	(.70)
October 31, 2012	22.30	.48	1.08	1.56	(.47)	(.24)

See accompanying notes which are an integral part of the financial statements.

456 Investment Grade Bond Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(l)	Net Assets(d)(e)	Turnover Rate(b)

(.83)	21.20	(1.23)	10,050.83		.83	1.57	72
(.85)	22.32	4.47	10,904.80		.80	1.58	207
(.65)	22.21	1.73	9,210.80		.80	1.25	187
(.24)	22.48	3.70	8,036.81		.81	1.27	178
(.91)	21.91	(1.48)	10,114.79		.79	1.15	136
(.62)	23.15	6.68	11,983.79		.79	1.59	159

(.75)	21.01	(1.61)	13,495	1.58	1.58	.82	72
(.69)	22.13	3.68	17,204	1.55	1.55	.82	207
(.52)	22.03	.99	17,869	1.55	1.55	.49	187
(.08)	22.33	2.94	20,978	1.56	1.56	.54	178
(.76)	21.77	(2.23)	25,285	1.54	1.54	.39	136
(.46)	23.03	5.92	36,340	1.54	1.54	.92	159

(.82)	21.19	(1.27)	5,290.83		.83	1.50	72
(.85)	22.31	4.45	14,785.80		.80	1.58	207
(.65)	22.20	1.77	24,430.80		.80	1.23	187
(.24)	22.46	3.71	34,378.81		.81	1.28	178
(.91)	21.89	(1.46)	41,621.79		.78	1.15	136
(.63)	23.13	6.76	43,762.79		.74	1.74	159

(.86)	21.19	(1.08)	207,749.52		.51	1.88	72
(.92)	22.31	4.76	258,359.47		.47	1.90	207
(.73)	22.21	2.11	279,818.47		.47	1.57	187
(.31)	22.47	4.05	297,900.48		.48	1.62	178
(.98)	21.90	(1.15)	339,903.46		.46	1.47	136
(.69)	23.14	7.05	410,807.46		.46	2.01	159

(.87)	21.24	(1.09)	809.43		.41	2.00	72
.25	22.37	3.49	450.40		.38	1.95	207

(.85)	21.17	(1.11)	462,587.58		.57	1.84	72
(.90)	22.29	4.68	517,173.55		.55	1.82	207
(.71)	22.19	2.03	718,081.55		.55	1.49	187
(.29)	22.45	3.97	847,289.56		.56	1.54	178
(.97)	21.88	(1.23)	817,400.54		.54	1.38	136
(.67)	23.12	6.93	805,089.54		.54	1.92	159

(.02)	21.17	1.52	437.58		.44	2.03	72

(.87)	21.21	(1.01)	167,742.38		.38	2.03	72
(.95)	22.33	4.93	164,538.35		.35	2.03	207
(.75)	22.22	2.18	211,314.35		.35	1.67	187
(.34)	22.49	4.21	364,876.36		.36	1.71	178
(1.01)	21.91	(.99)	608,499.34		.34	1.59	136
(.71)	23.15	7.15	609,301.36		.36	2.11	159

See accompanying notes which are an integral part of the financial statements.

Investment Grade Bond Fund 457

Russell Investment Company
Investment Grade Bond Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$179,149
Administration fees	34,579
Distribution fees	10,605
Shareholder servicing fees	3,929
Transfer agent fees	93,781
Trustee fees	7,334
$329,377

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U.S. Cash Management Fund	$128,173	$245,307	$314,654	$—	$ (9)	$58,817	$289	$—
	$128,173	$245,307	$314,654	$—	$ (9)	$58,817	$289	$—

Federal Income Taxes (Unaudited)

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$915,666,839
Unrealized Appreciation	$68,834,150
Unrealized Depreciation	(72,688,441)
Net Unrealized Appreciation (Depreciation)	$(3,854,291)

See accompanying notes which are an integral part of the financial statements.

458 Investment Grade Bond Fund

Russell Investment Company
Short Duration Bond Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2016	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2017	$1,001.40	$1,020.68
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$4.12	$4.16

Fund is from November 1, 2016 to April 30, 2017.	* Expenses are equal to the Fund's annualized expense ratio of 0.83%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2017	$997.80	$1,016.96
	Expenses Paid During Period*	$7.83	$7.90
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.58%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2016	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2017	$1,001.50	$1,020.73
of other funds.	Expenses Paid During Period*	$4.07	$4.11

* Expenses are equal to the Fund's annualized expense ratio of 0.82%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Short Duration Bond Fund 459

Russell Investment Company
Short Duration Bond Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical			Hypothetical
		Performance (5%			Performance (5%
	Actual	return before		Actual	return before
Class R6	Performance	expenses)	Class Y	Performance	expenses)
Beginning Account Value			Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00	November 1, 2016	$1,000.00	$1,000.00
Ending Account Value			Ending Account Value
April 30, 2017	$1,003.40	$1,022.17	April 30, 2017	$1,003.00	$1,022.32
Expenses Paid During Period*	$2.63	$2.66	Expenses Paid During Period*	$2.48	$2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.53%			* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average			(representing the six month period annualized), multiplied by the average
account value over the period, multiplied by 181/365 (to reflect the one-half			account value over the period, multiplied by 181/365 (to reflect the one-half
year period). May reflect amounts waived and/or reimbursed. Without any			year period). May reflect amounts waived and/or reimbursed. Without any
waivers and/or reimbursements, expenses would have been higher.			waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,003.20	$1,021.92
Expenses Paid During Period*	$2.88	$2.91

* Expenses are equal to the Fund's annualized expense ratio of 0.58%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class T	Performance	expenses)
Beginning Account Value
March 17, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,003.90	$1,022.17
Expenses Paid During Period*	$0.65	$2.66

* Expenses are equal to the Fund's annualized expense ratio of 0.53%
(representing the 45-day period annualized), multiplied by the average account value over the period, multiplied by 45/365 (to reflect the period since commencement of operations). May reflect amounts waived and/or reimbursed.
Without any waivers and/or reimbursements, expenses would have been higher.
Hypothetical expenses are equal to the Fund’s annualized expense ratio of
0.53% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the on-half year period).

460 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 85.0%			Earnest Student Loan Program LLC
Asset-Backed Securities - 8.5%			Series 2016-D Class A1
Ally Auto Receivables Trust			2.423% due 01/25/41 (Ê)(Þ)	3,094	3,145
Series 2016-2 Class A2			Education Loan Asset-Backed Trust I
1.170% due 10/15/18	455	455	Series 2013-1 Class B1
AmeriCredit Automobile Receivables			2.023% due 11/25/33 (Ê)(Þ)	2,242	2,123
Trust			Enterprise Fleet Financing LLC
Series 2013-4 Class C			Series 2014-2 Class A2
2.720% due 09/09/19	2,807	2,816	1.050% due 03/20/20 (Þ)	164	163
Series 2015-1 Class A3			Series 2017-1 Class A3
1.260% due 11/08/19	411	411	2.600% due 07/20/22 (Þ)	965	965
Series 2015-3 Class A3			Equity One Mortgage Pass-Through Trust
1.540% due 03/09/20	1,200	1,201	Series 2003-4 Class M1
Series 2016-4 Class A2A			5.869% due 10/25/34	179	171
1.340% due 04/08/20	536	536	Flagship Credit Auto Trust
Ascentium Equipment Receivables Trust			Series 2016-4 Class A1
1.870% due 07/10/19 (Þ)	685	685	1.470% due 03/16/20 (Þ)	1,070	1,068
Bank of The West Auto Trust			Ford Credit Auto Owner Trust
Series 2014-1 Class A3			Series 2015-A Class A3
1.090% due 03/15/19 (Þ)	507	507	1.280% due 09/15/19	716	716
Series 2015-1 Class A3			Freddie Mac Structured Pass-Through
1.310% due 10/15/19 (Þ)	2,348	2,347	Certificates
Capital Auto Receivables Asset Trust			Series 2000-30 Class A5
Series 2016-1 Class A2A			7.199% due 12/25/30	1,716	2,018
1.500% due 11/20/18	186	187	GM Financial Automobile Leasing Trust
Series 2016-3 Class A2A			Series 2015-3 Class A3
1.360% due 04/22/19	723	723	1.690% due 03/20/19	4,379	4,385
CarMax Auto Owner Trust			Hertz Fleet Lease Funding, LP
Series 2013-3 Class A4			Series 2014-1 Class C
1.490% due 01/15/19	2,353	2,354	2.144% due 04/10/28 (Ê)(Þ)	1,475	1,473
Series 2016-2 Class A3			Series 2017-1 Class B
1.520% due 02/16/21	855	853	2.880% due 04/10/31 (Þ)	1,965	1,964
Series 2016-3 Class A2			Hilton Grand Vacations Trust
1.170% due 08/15/19	1,635	1,633	Series 2017-AA Class A
CCG Receivables Trust			2.660% due 12/27/28 (Þ)	1,314	1,315
Series 2014-1 Class A2			Honda Auto Receivables Owner Trust
1.060% due 11/15/21 (Þ)	167	167	Series 2014-4 Class A3
Chase Issuance Trust			0.990% due 09/17/18	946	945
Series 2016-A7 Class A7			Series 2016-3 Class A2
1.060% due 09/16/19	1,905	1,903	1.010% due 10/18/18	1,981	1,979
CPS Auto Receivables Trust			HSBC Home Equity Loan Trust
Series 2014-D Class A			Series 2007-3 Class APT
1.490% due 04/15/19 (Þ)	376	376	2.178% due 11/20/36 (Ê)	78	78
Credit-Based Asset Servicing and			Huntington Auto Trust
Securitization LLC			Series 2015-1 Class A3
Series 2006-SC1 Class A			1.240% due 09/16/19	1,146	1,145
1.048% due 05/25/36 (Ê)(Þ)	25	25	Hyundai Auto Receivables Trust
Dell Equipment Finance Trust			Series 2016-A Class A2A
Series 2017-1 Class A2			1.210% due 06/17/19	875	875
1.860% due 06/24/19 (Þ)	980	980	JCP&L Transition Funding LLC
Drive Auto Receivables Trust			Series 2002-A Class A4
Series 2016-AA Class B			6.160% due 06/05/19	13	13
3.170% due 05/15/20 (Þ)	477	479	John Deere Owner Trust
Series 2017-AA Class B			Series 2015-B Class A3
2.510% due 01/15/21 (Þ)	950	954	1.440% due 10/15/19	1,440	1,440
Series 2017-BA Class A2			MMAF Equipment Finance LLC
1.590% due 12/17/18 (Þ)	1,310	1,310	Series 2014-AA Class A3

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 461

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
0.870% due 01/08/19 (Þ)	959	958	Amazon.com, Inc.
Series 2016-AA Class A2			2.600% due 12/05/19	745	760
1.390% due 12/17/18 (Þ)	832	832	American Airlines, Inc. Pass-Through
Series 2017-AA Class A1			Certificates Trust
1.170% due 05/16/18 (Þ)	2,815	2,815	Series 2013-2 Class A
Nissan Auto Receivables Owner Trust			4.950% due 01/15/23	422	451
Series 2014-A Class A3			American Express Credit Corp.
0.720% due 08/15/18	150	150	1.702% due 03/18/19 (Ê)	2,993	3,009
			2.125% due 03/18/19	240	241
Series 2015-A Class A3			1.875% due 05/03/19	1,975	1,975
1.050% due 10/15/19	3,157	3,151
Prestige Auto Receivables Trust			Series F
			2.600% due 09/14/20	1,650	1,672
Series 2014-1A Class A3
1.520% due 04/15/20 (Þ)	1,109	1,109	American Honda Finance Corp.
			1.600% due 07/13/18	1,700	1,702
Series 2016-1A Class A2
1.780% due 08/15/19 (Þ)	1,797	1,799	1.332% due 11/19/18 (Ê)	5,015	5,029
			1.200% due 07/12/19	1,679	1,658
Santander Drive Auto Receivables Trust
			Series GMTN
Series 2014-4 Class B			1.700% due 09/09/21	815	795
1.820% due 05/15/19	324	324
			American International Group, Inc.
Series 2015-4 Class A3			6.400% due 12/15/20	595	674
1.580% due 09/16/19	1,121	1,121
			Anheuser-Busch InBev Finance, Inc.
Series 2016-3 Class A2			1.900% due 02/01/19	2,650	2,656
1.340% due 11/15/19	1,007	1,006	2.150% due 02/01/19	1,085	1,092
SLM Private Education Loan Trust
Series 2010-A Class 2A			Anheuser-Busch InBev Worldwide, Inc.
4.162% due 05/16/44 (Ê)(Þ)	1,390	1,442	6.875% due 11/15/19	745	833
			Apple, Inc.
SoFi Professional Loan Program			2.006% due 02/22/19 (Ê)	720	731
Series 2017-A Class A1			1.479% due 05/06/19 (Ê)	4,475	4,494
1.724% due 03/26/40 (Þ)	1,118	1,118	2.100% due 05/06/19	1,085	1,096
SoFi Professional Loan Program LLC			AT&T, Inc.
Series 2016-B Class A2A			2.375% due 11/27/18	3,555	3,579
1.680% due 03/25/31 (Þ)	1,016	1,016	2.450% due 06/30/20	2,690	2,694
SoFi Professional Loan Program LLC			Bank of America Corp.
Series 2014-B Class A2			5.625% due 07/01/20	1,400	1,538
2.550% due 08/27/29 (Þ)	2,028	2,037	3.124% due 01/20/23	725	733
Series 2016-C Class A2B			2.153% due 04/24/23 (Ê)	2,140	2,143
2.360% due 12/25/32 (Þ)	1,150	1,141	Series L
Tidewater Auto Receivables Trust			2.650% due 04/01/19	1,980	2,003
Series 2016-AA Class A2			Bank of New York Mellon Corp. (The)
2.300% due 09/15/19 (Þ)	1,166	1,166	Series G
Westlake Automobile Receivables Trust			2.200% due 05/15/19	575	579
Series 2017-1A Class A2			Barrick NA Finance LLC
1.780% due 04/15/20 (Þ)	1,310	1,311	4.400% due 05/30/21	1,376	1,488
World Financial Network Credit Card
Master Trust			BB&T Corp.
Series 2016-C Class A			2.250% due 02/01/19	1,760	1,773
1.720% due 08/15/23	460	458	BMW US Capital LLC
			1.500% due 04/11/19 (Þ)	1,570	1,563
		69,837	Broadcom Corp. / Broadcom Cayman
Corporate Bonds and Notes - 30.2%			Finance, Ltd.
Abbott Laboratories			3.000% due 01/15/22 (Þ)	1,450	1,462
2.900% due 11/30/21	820	828	Canadian Imperial Bank of Commerce
AbbVie, Inc.			NY
2.500% due 05/14/20	480	484	Series YCD
AIG Global Funding			1.545% due 07/13/18 (Ê)	3,100	3,099
1.900% due 10/06/21 (Þ)	490	474	Capital One Financial Corp.
Altria Group, Inc.			2.450% due 04/24/19	1,060	1,066
9.250% due 08/06/19	879	1,018	Capital One NA
4.750% due 05/05/21	794	865	2.350% due 01/31/20	495	496

See accompanying notes which are an integral part of the financial statements.

462 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series BKNT			Exxon Mobil Corp.
1.850% due 09/13/19	1,025	1,016	Series FXD
Cardinal Health, Inc.			1.912% due 03/06/20	3,500	3,519
1.950% due 06/15/18	525	526	Ford Motor Credit Co. LLC
Caterpillar Financial Services Corp.			2.551% due 10/05/18	925	931
1.900% due 03/22/19	395	395	2.012% due 05/03/19	1,315	1,312
1.350% due 05/18/19	735	729	1.897% due 08/12/19	2,550	2,527
2.100% due 01/10/20	305	306	2.681% due 01/09/20	1,185	1,195
Charter Communications Operating LLC			2.459% due 03/27/20	770	769
/ Charter Communications Operating			General Electric Capital Corp.
Capital			Series GMTN
4.464% due 07/23/22	620	660	5.625% due 05/01/18	158	165
Chevron Corp.			General Electric Co.
1.718% due 06/24/18	615	617	5.550% due 05/04/20	1,660	1,832
1.790% due 11/16/18	955	960
			General Mills, Inc.
1.561% due 05/16/19	1,070	1,069	6.590% due 10/15/18	2,825	3,010
1.961% due 03/03/20	440	441	5.650% due 02/15/19	985	1,050
2.100% due 05/16/21	350	349
1.712% due 11/15/21 (Ê)	3,545	3,561	General Motors Financial Co., Inc.
			2.400% due 05/09/19	2,035	2,040
Cisco Systems, Inc.
2.200% due 02/28/21	2,128	2,139	Gilead Sciences, Inc.
			2.550% due 09/01/20	825	836
Citigroup, Inc.
2.050% due 12/07/18	505	506	Goldman Sachs Group, Inc. (The)
			2.625% due 01/31/19	2,545	2,575
2.050% due 06/07/19	3,350	3,343	2.000% due 04/25/19	425	425
2.150% due 06/07/19 (Ê)	4,355	4,384	2.750% due 09/15/20	1,055	1,066
2.450% due 01/10/20	2,035	2,046
			Hewlett Packard Enterprise Co.
Coca-Cola European Partners LLC			2.850% due 10/05/18	845	855
3.250% due 08/19/21	905	929
			Home Depot, Inc. (The)
Colgate-Palmolive Co.			2.000% due 04/01/21	620	618
2.950% due 11/01/20	660	685
			Huntington National Bank (The)
ConocoPhillips			2.200% due 11/06/18	865	868
6.650% due 07/15/18	3,815	4,038
			Hyundai Capital America
ConocoPhillips Co.			2.000% due 07/01/19 (Þ)	430	426
1.500% due 05/15/18	1,395	1,394
			International Business Machines Corp.
Crown Castle Towers LLC			1.800% due 05/17/19	530	533
6.113% due 01/15/20 (Þ)	1,410	1,528	2.250% due 02/19/21	820	828
CVS Health Corp.			1.759% due 11/06/21 (Ê)	490	494
2.800% due 07/20/20	940	958
2.750% due 12/01/22	660	661	IPALCO Enterprises, Inc.
			5.000% due 05/01/18	300	308
Daimler Finance NA LLC
1.500% due 07/05/19 (Þ)	1,635	1,618	John Deere Capital Corp.
1.750% due 10/30/19 (Þ)	400	396	1.650% due 10/15/18	860	861
Diamond 1 Finance Corp. / Diamond 2			Johnson & Johnson
Finance Corp			2.250% due 03/03/22	1,100	1,111
5.450% due 06/15/23 (Þ)	970	1,048	JPMorgan Chase & Co.
eBay, Inc.			1.625% due 05/15/18	700	700
2.200% due 08/01/19	3,709	3,725	2.350% due 01/28/19	2,190	2,211
Ecolab, Inc.			2.750% due 06/23/20	3,340	3,393
4.350% due 12/08/21	560	607	2.682% due 03/01/21 (Ê)	5,006	5,149
EI du Pont de Nemours and Co.			Kellogg Co.
2.200% due 05/01/20	1,605	1,608	4.150% due 11/15/19	600	632
EnLink Midstream Partners, LP			KeyCorp
2.700% due 04/01/19	310	310	2.300% due 12/13/18	1,005	1,010
ERAC USA Finance LLC			Kinder Morgan Energy Partners, LP
2.800% due 11/01/18 (Þ)	2,075	2,099	3.500% due 03/01/21	450	460
Exelon Corp.			Kraft Heinz Foods Co.
2.850% due 06/15/20	650	661	4.875% due 02/15/25 (Þ)	605	648

Series WI
See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 463

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.800% due 07/02/20	1,610	1,635	6.500% due 12/01/18	1,085	1,166
Lehman Brothers Holdings Capital Trust			Philip Morris International, Inc.
VII			1.625% due 02/21/19	1,025	1,022
5.857% due 11/29/49 (ƒ)(Ø)	270	—	PNC Bank NA
Level 3 Financing, Inc.			Series BKNT
3.241% due 02/22/24 (Ê)	1,000	1,003	1.850% due 07/20/18	1,360	1,363
Lockheed Martin Corp.			Pricoa Global Funding I
3.350% due 09/15/21	590	614	1.450% due 09/13/19 (Þ)	510	504
Manufacturers & Traders Trust Co.			Principal Life Global Funding II
Series BKNT			2.150% due 01/10/20 (Þ)	495	496
2.300% due 01/30/19	445	449	Protective Life Global Funding
MassMutual Global Funding II			1.555% due 09/13/19 (Þ)	2,055	2,026
1.550% due 10/11/19 (Þ)	980	969	PSEG Power LLC
McDonald's Corp.			2.450% due 11/15/18	1,150	1,156
2.750% due 12/09/20	490	499	Quebecor World Capital Corp.
MeadWestvaco Corp.			4.875% due 01/02/49 (Þ)(Ø)	205	—
7.375% due 09/01/19	635	708	6.125% due 11/15/49 (Ø)	70	—
Medtronic, Inc.			QVC, Inc.
Series WI			3.125% due 04/01/19	785	794
2.500% due 03/15/20	1,525	1,554	Raytheon Co.
Merck Sharp & Dohme Corp.			6.400% due 12/15/18	665	716
5.000% due 06/30/19	700	748	Reynolds American, Inc.
Metropolitan Life Global Funding I			6.875% due 05/01/20	695	785
1.950% due 12/03/18 (Þ)	755	756	SBA Tower Trust
1.550% due 09/13/19 (Þ)	720	712	Series 2014-1A
Microsoft Corp.			2.898% due 10/15/19 (Þ)	1,415	1,423
1.300% due 11/03/18	925	924
1.100% due 08/08/19	5,585	5,530	Scientific Games International, Inc.
			4.994% due 10/01/21 (Ê)	1,880	1,907
Morgan Stanley			Southern Co. (The)
2.200% due 12/07/18	1,865	1,874	2.150% due 09/01/19	520	520
2.800% due 06/16/20	1,075	1,091
			Southern Power Co.
Nestle Holdings, Inc.			Series 15A
2.000% due 09/30/19	4,010	4,029	1.500% due 06/01/18	1,075	1,072
New York Life Global Funding			Sprint Spectrum Co. LLC / Sprint
1.700% due 09/14/21 (Þ)	1,540	1,499	Spectrum Co II LLC / Sprint Spectrum
Newell Brands, Inc.			Co III LLC
5.000% due 11/15/23	1,105	1,179	Series A-1
NextEra Energy Capital Holdings, Inc.			3.360% due 09/20/21 (Þ)	695	701
1.649% due 09/01/18	720	718	Starbucks Corp.
Nissan Motor Acceptance Corp.			2.100% due 02/04/21	460	463
1.550% due 09/13/19 (Þ)	820	809	Svenska Handelsbanken AB
Norfolk Southern Corp.			1.580% due 02/12/19 (Ê)(~)	1,950	1,950
1.800% due 02/14/20	3,990	3,991	Sysco Corp.
3.250% due 12/01/21	495	512	2.600% due 10/01/20	570	576
Northwest Airlines Class A Pass-			Thomson Reuters Corp.
Through Trust			6.500% due 07/15/18	685	722
Series 07-1			Time Warner, Inc.
7.027% due 11/01/19	235	261	4.750% due 03/29/21	597	645
Oracle Corp.			Toyota Motor Credit Corp.
1.900% due 09/15/21	620	614	1.415% due 01/09/19 (Ê)	3,810	3,820
PACCAR Financial Corp.			1.700% due 02/19/19	950	951
1.200% due 08/12/19	905	892	1.950% due 04/17/20	500	501
PepsiCo, Inc.			Series GMTN
5.000% due 06/01/18	570	592	1.615% due 07/13/18 (Ê)	785	789
Pfizer, Inc.			Unilever Capital Corp.
2.100% due 05/15/19	4,617	4,658	4.250% due 02/10/21	592	635
Pharmacia LLC			1.375% due 07/28/21	4,290	4,144

See accompanying notes which are an integral part of the financial statements.

464 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
US Bancorp			7.000% due 05/07/20 (Þ)	780	851
2.200% due 04/25/19	3,465	3,497	Canadian Oil Sands, Ltd.
Verizon Communications, Inc.			4.500% due 04/01/22 (Þ)	500	512
1.918% due 06/17/19 (Ê)	5,535	5,578	Credit Agricole SA
1.375% due 08/15/19	1,025	1,012	2.079% due 06/10/20 (Ê)(Þ)	1,805	1,816
4.500% due 09/15/20	3,325	3,549	Credit Suisse Group AG
3.125% due 03/16/22	970	983	3.574% due 01/09/23 (Þ)	870	881
Volkswagen Group of America Finance			Danone SA
LLC			1.691% due 10/30/19 (Þ)	1,150	1,136
2.450% due 11/20/19 (Þ)	870	873
			Danske Bank A/S
Walgreens Boots Alliance, Inc.			1.720% due 03/02/20 (Ê)(Þ)	2,100	2,100
2.600% due 06/01/21	1,465	1,474	Delta 2 Lux Sarl Covenant-Lite Term
Wal-Mart Stores, Inc.			Loan B3
1.950% due 12/15/18	3,585	3,613	4.934% due 07/30/21 (Ê)	1,750	1,752
Wells Fargo & Co.			Deutsche Telekom International Finance
2.125% due 04/22/19	2,680	2,693	BV
Series GMTN			2.225% due 01/17/20 (Þ)	1,130	1,130
2.600% due 07/22/20	2,585	2,617	FMG Resources Pty, Ltd. Term Loan B
Wells Fargo Bank NA			3.750% due 06/30/19	133	134
1.750% due 12/06/19 (Ê)	4,190	4,225	GFL Environmental, Inc. Term Loan B
Williams Partners, LP			3.897% due 09/27/23 (Ê)	995	999
4.125% due 11/15/20	502	526	HSBC Holdings PLC
WMG Acquisition Corp. Term Loan C			3.262% due 03/13/23	375	380
3.936% due 11/01/23 (Ê)	751	753	ING Bank NV
Xcel Energy, Inc.			1.650% due 08/15/19 (Þ)	1,730	1,710
2.600% due 03/15/22	690	691	LyondellBasell Industries NV
			5.000% due 04/15/19	397	417
ZFS Finance USA Trust V			Mondelez International Holdings
6.500% due 05/09/37 (Þ)	325	325	Netherlands BV
		248,498	1.625% due 10/28/19 (Þ)	1,440	1,419
International Debt - 7.9%			Mood Media Corp. Term Loan
1011778 B.C. Unlimited Liability Co.			7.148% due 05/01/19 (Ê)	970	969
1st Lien Term Loan B3
3.396% due 02/17/24 (Ê)	729	729	Mylan NV
1011778 B.C. Unlimited Liability Co.			Series WI
1st Lien Term Loan B4			3.150% due 06/15/21	1,450	1,464
3.250% due 02/17/24	1,075	1,075	Petroleos Mexicanos
Actavis Funding SCS			Series WI
3.000% due 03/12/20	1,500	1,529	5.500% due 02/04/19	1,760	1,841
America Movil SAB de CV			Royal Bank of Canada
5.000% due 10/16/19	1,355	1,446	Series GMTN
AP NMT Acquisition BV 1st Lien Term			1.800% due 07/30/18	1,310	1,313
Loan			1.900% due 02/01/22 (Ê)	3,344	3,368
6.897% due 08/13/21 (Ê)	488	429	Royal Bank of Scotland Group PLC
AstraZeneca PLC			4.700% due 07/03/18	1,025	1,049
2.375% due 11/16/20	965	972	Sanofi
Australia and New Zealand Banking			4.000% due 03/29/21	1,024	1,091
Group, Ltd.
Series REGS			Shell International Finance BV
1.816% due 09/23/19 (Ê)	4,560	4,587	1.764% due 11/10/18 (Ê)	2,390	2,406
			1.875% due 05/10/21	2,115	2,082
Bank of Montreal
1.900% due 08/27/21	565	556	Shire Acquisitions Investments Co.
			1.900% due 09/23/19	1,175	1,168
Series YCD
1.552% due 06/18/18 (Ê)(~)	4,075	4,074	SMART ABS Trust
Barclays PLC			Series 2015-3US Class A3A
3.684% due 01/10/23	550	560	1.660% due 08/14/19	865	863
BP Capital Markets PLC			Svenska Handelsbanken AB
1.375% due 05/10/18	505	504	Series BKNT
			2.302% due 03/30/21 (Ê)	3,690	3,763
Braskem Finance, Ltd.

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 465

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Teva Pharmaceutical Finance			4.250% due 08/04/22 (Ê)	478	481
Netherlands III BV			Asurion LLC Term Loan B5
1.700% due 07/19/19	755	747	4.750% due 11/01/23 (Ê)	490	494
2.200% due 07/21/21	920	894	Avaya, Inc. Term Loan B7
Toronto-Dominion Bank (The)			6.416% due 05/29/20 (Ê)(Ø)	969	808
1.578% due 01/18/19 (Ê)	1,000	1,003
1.993% due 01/22/19 (Ê)	2,680	2,707	Avolon Holdings, Ltd. Term Loan B
			3.743% due 01/13/22	250	254
2.125% due 04/07/21	830	826
			Bass Pro Group LLC 1st Lien Term Loan
Series GMTN			5.897% due 05/16/18	875	879
1.750% due 07/23/18	845	847	Bass Pro Group LLC 1st Lien Term
Total Capital SA			Loan B
4.450% due 06/24/20	200	215	6.147% due 12/16/23 (Ê)	675	657
Travelport Finance (Luxembourg) Sarl			Berry Plastics Corp. 1st Lien Term
1st Lien Term Loan C			Loan I
4.406% due 09/02/21 (Ê)	956	963	3.493% due 10/01/22 (Ê)	363	365
Westpac Banking Corp.			3.524% due 10/01/22	288	290
1.550% due 05/25/18	1,240	1,241	BG Foods, Inc. Term Loan B
1.912% due 07/30/18 (Ê)	750	755	3.243% due 11/02/22	853	861
1.950% due 11/23/18	1,825	1,828	BioScrip, Inc. Delayed Draw Term Loan
		65,101	9.250% due 07/31/20 (Ê)(Þ)	44	43
Loan Agreements - 12.5%			BioScrip, Inc. Term Loan B
Abacus Innovations Corp. Term Loan B			9.250% due 07/31/20 (Ê)(Þ)	73	72
3.250% due 08/16/23 (Ê)	1,247	1,257	BJ's Wholesale Club, Inc. 2nd Lien Term
ABG Intermediate Holdings 2 LLC 1st			Loan
Lien Term Loan			8.500% due 01/27/25 (Ê)	325	325
5.146% due 05/27/21 (Ê)	456	458	BWAY Holding Co. Term Loan B
7.000% due 05/27/21	1	1	4.233% due 03/22/24	1,000	993
ABG Intermediate Holdings 2 LLC 2nd			Cable One, Inc. Term Loan B
Lien Term Loan			3.430% due 04/05/24	500	503
9.646% due 05/27/22 (Ê)	500	504	Caesars Entertainment Corp. 1st Lien
Active Network, Inc. 1st Lien Term Loan			Term Loan B
6.000% due 11/15/20	738	739	7.000% due 10/11/20 (Ê)	1,238	1,240
Advanced Disposal Services, Inc. Term			Capital Automotive LP 1st Lien Term
Loan B3			Loan
3.696% due 11/10/23 (Ê)	984	992	4.000% due 03/17/24	250	252
Air Methods Corp. Term Loan B			Capital Automotive LP 2nd Lien Term
4.573% due 04/05/24	483	483	Loan
			7.000% due 03/24/25 (Ê)	250	255
Altice US Finance I Corp. Term Loan B
3.283% due 07/14/25	100	100	CBS Radio, Inc. Term Loan B
Alvogen Pharmaceutical US, Inc. Term			4.500% due 10/17/23 (Ê)	513	516
Loan			CCC Information Services, Inc. 1st Lien
6.000% due 04/02/22 (Ê)	790	785	Term Loan
AMC Entertainment Holdings, Inc. Term			4.040% due 03/29/24	250	249
Loan B			CH Hold Corp. 1st Lien Term Loan
3.742% due 12/15/23 (Ê)	998	1,001	3.000% due 02/01/24 (Ê)	91	91
American Airlines, Inc. Term Loan B			CH Hold Corp. 1st Lien Term Loan B
2.993% due 06/26/20	1,471	1,471	4.000% due 02/01/24 (Ê)	909	915
AP Gaming I LLC 1st Lien Term Loan B			CH Hold Corp. 2nd Lien Term Loan B
9.250% due 12/20/20 (Ê)	490	493	8.250% due 02/01/25 (Ê)	125	127
Arbor Pharmaceuticals, Inc. Term Loan			Change Healthcare Holdings LLC 1st
B			Lien Term Loan B
6.147% due 06/28/23	988	1,005	3.750% due 03/01/24 (Ê)	1,000	1,003
Arris Group, Inc. Term Loan B			Charter Communications Operating LLC
3.545% due 04/19/24	1,000	1,004	1st Lien Term Loan H
			3.000% due 01/15/22 (Ê)	984	987
Artic Glacier USA, Inc. Term Loan B			Checkout Holding Corp. Covenant-Lite
5.250% due 03/14/24	150	152	1st Lien Term Loan
AssuredPartners, Inc. 2016 Term Loan B			4.500% due 04/09/21 (Ê)	955	874
5.250% due 10/21/22 (Ê)	291	292	Chemours Co. (The) Term Loan B
Asurion LLC 1st Lien Term Loan B4			3.490% due 05/12/22	257	259

See accompanying notes which are an integral part of the financial statements.

466 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
CHS/Community Health Systems, Inc.			5.250% due 11/27/19 (Ê)	479	457
1st Lien Term Loan G			FullBeauty Brands Holdings Corp. 1st
3.804% due 12/31/19 (Ê)	582	580	Lien Term Loan
Cinemark USA, Inc. Term Loan B			5.750% due 10/14/22 (Ê)	743	574
3.240% due 05/08/22 (Ê)	1,000	1,009	Gartner, Inc. Term Loan B
Cision, Inc. Term Loan B			2.992% due 03/14/24	500	503
7.147% due 05/12/23	993	998	GCI Holdings, Inc. 1st Lien Term Loan B
Commercial Barge Line Co. 1st Lien			3.993% due 02/02/22	979	984
Term Loan			GENEX Services, Inc. 1st Lien Term
9.750% due 11/12/20 (Ê)	846	768	Loan
Community Health Systems, Inc. Term			5.250% due 05/30/21 (Ê)	748	752
Loan H			Global Healthcare Exchange LLC Term
4.054% due 01/27/21 (Ê)	1,071	1,064	Loan B
Constellation Brands, Inc. Term Loan B			5.250% due 08/13/22 (Ê)	515	521
4.887% due 11/14/23	125	126	Go Daddy Operating Co. LLC 1st Lien
Constellis Holdings LLC Term Loan B			Term Loan
6.155% due 04/13/24	500	494	3.493% due 02/06/24 (Ê)	500	502
ConvergeOne Holdings Corp. Covenant-			Gray Television, Inc. 1st Lien Term
Lite 1st Lien Term Loan			Loan B
6.522% due 06/17/20 (Ê)	973	973	3.483% due 02/07/24	998	1,004
Cortes NP Acquisition Corp. Term Loan			Gruden Acquisition, Inc. 1st Lien Term
B			Loan
5.000% due 11/30/23	484	487	5.897% due 08/18/22 (Ê)	623	602
			Harland Clarke Holdings Corp. Term
CPI Acquisition, Inc. Term Loan B			Loan B6
5.834% due 08/17/22 (Ê)	718	670	6.646% due 02/02/22	888	889
Creative Artists Agency LLC 1st Lien			Hawaiian Telcom Communications, Inc.
Term Loan B			Term Loan B
4.500% due 02/13/24 (Ê)	499	505	7.250% due 06/06/19 (Ê)	1,222	1,221
CSC Holdings LLC 1st Lien Term Loan			HCA, Inc. Term Loan B8
3.244% due 07/09/25	886	885	3.243% due 02/15/24	499	503
CSRA, Inc. Term Loan			Hilton Worldwide Finance LLC Term
3.493% due 10/29/22 (Ê)	622	626	Loan B2
Cvent, Inc. 1st Lien Term Loan			2.991% due 10/25/23 (Ê)	1,224	1,234
5.000% due 11/29/23 (Ê)	500	503	Indigo Merger Sub I, Inc. 1st Lien Term
Dell International LLC 1st Lien Term			Loan
Loan B			4.750% due 07/08/21 (Ê)	973	981
3.500% due 09/07/23 (Ê)	1,494	1,498	Intrawest Operations Group LLC Term
DigitalGlobe, Inc. 1st Lien Term Loan B			Loan
3.743% due 12/22/23 (Ê)	1,247	1,252	4.500% due 12/09/20 (Ê)	688	691
EagleView Technology Corp. 1st Lien			J Crew Group, Inc. Term Loan B
Term Loan			4.000% due 03/05/21 (Ê)	230	151
5.410% due 07/15/22 (Ê)	249	249	4.147% due 03/05/21	260	170
Eastman Kodak Co. Term Loan			KRATON Polymers LLC 1st Lien Term
7.422% due 09/03/19 (Ê)	964	966	Loan B
			5.000% due 01/06/22 (Ê)	136	138
Eldorado Resorts LLC Term Loan B
5.250% due 03/13/24	750	748	Lannett Co., Inc. Term Loan A
			5.750% due 11/25/20 (Ê)	562	556
Emerald US, Inc. Term Loan B1
5.147% due 05/09/21	1,000	940	Las Vegas Sands LLC Term Loan B
EnergySolutions LLC 1st Lien Term			2.990% due 03/29/24	1,230	1,231
Loan B			Learfield Communications, Inc. 1st Lien
6.750% due 05/29/20 (Ê)	795	803	Term Loan
			4.250% due 11/17/23	249	251
Envision Healthcare Corp. Term Loan B			Lions Gate Enterntainment, Inc. 1st Lien
4.150% due 11/17/23 (Ê)	998	1,007	Term Loan
Epic Health Services, Inc. 1st Term Loan			3.982% due 10/12/23	400	402
5.290% due 03/28/24	67	67	LTS Buyer LLC 1st Lien Term Loan
5.305% due 03/28/24	67	67	4.397% due 04/13/20 (Ê)	982	985
5.431% due 03/28/24	67	67	M/A-COM Technology Solutions
First Data Corp Repriced Term Loan			Holdings, Inc. 1st Lien Term Loan
3.988% due 07/10/22 (Ê)	1,283	1,290	3.989% due 05/08/21 (Ê)	496	503
FPC Holdings, Inc. 1st Lien Term Loan			MacDermid, Inc. Term Loan B4

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 467

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
		Amount ($)	Value		Amount ($)	Value
		or Shares	$		or Shares	$
5.000% due 06/07/23 (Ê)		594	596	Quest Software US Holdings, Inc. 1st
Match Group, Inc. Term Loan B1				Lien Term Loan
4.277% due 10/27/22 (Ê)		355	359	7.000% due 10/31/22 (Ê)	998	1,014
MCC Iowa LLC Term Loan H				Quincy Newspapers, Inc. Term Loan B
3.450% due 01/29/21 (Ê)		980	984	5.000% due 11/02/22 (Ê)	910	918
Mergermarket USA, Inc. 1st Lien Term				7.000% due 11/02/22	7	7
Loan				Radio One, Inc. 1st Lien Term Loan B
4.554% due 02/04/21 (Ê)		831	831	5.080% due 04/05/23 (Ê)	500	497
4.647% due 02/04/21		16	16	Renaissance Home Equity Loan Trust
MGM Growth Properties Operating				1st Lien Term Loan
Partnership, LP Term Loan B				Series 2005-4 Class A3
3.493% due 04/25/23 (Ê)		990	992	4.750% due 02/25/36	41	41
Minerals Technologies, Inc. 1st Lien				RentPath, Inc. 1st Lien Term Loan
Term Loan B				6.250% due 12/17/21 (Ê)	1,955	1,928
3.250% due 02/14/24		344	346
				RHP Hotel Properties LP Term Loan B
3.410% due 02/14/24		159	160	3.750% due 01/15/21 (Ê)	950	954
Mission Broadcasting, Inc. 1st Lien Term
Loan B				Rovi Solutions Corp. Term Loan B
3.994% due 01/17/24 (Ê)		42	43	3.500% due 07/02/21 (Ê)	499	500
MRI Software LLC Term Loan				RPI Finance Trust Term Loan B6
5.397% due 06/18/21		492	487	3.153% due 03/07/23	125	125
Navistar, Inc. 1st Lien Term Loan B				SCS Holdings, Inc. Term Loan
5.000% due 08/07/20 (Ê)		494	500	5.250% due 10/30/22 (Ê)	955	962
				Signode Industrial Group US, Inc. Term
New Millennium Holdco, Inc. Term Loan				Loan B
7.500% due 12/21/20 (Ê)		488	260	3.750% due 05/01/21 (Ê)	436	438
Nexstar Broadcasting, Inc. 1st Lien Term
Loan B				3.897% due 05/01/21	336	337
3.994% due 01/17/24 (Ê)		435	439	Solarwinds Holdings, Inc. 1st Lien Term
				Loan
Nielsen Finance LLC Term Loan B4				4.500% due 02/05/23 (Ê)	1,235	1,241
2.990% due 10/24/23		250	251
				Solera LLC Term Loan B
NN, Inc. Term Loan				4.250% due 03/04/23 (Ê)	467	470
4.733% due 03/22/21		500	500
NPC International, Inc. 1st Lien Term				SourceHOV LLC 1st Lien Term Loan B
Loan				7.897% due 10/31/19 (Ê)	453	435
4.500% due 03/17/24		450	454	Spectrum Brands, Inc. 1st Lien Term
				Loan B
Open Text Corp. Term Loan B				3.152% due 06/23/22 (Ê)	1,244	1,251
2.993% due 01/16/21 (Ê)		1,496	1,506	Sprint Communications, Inc. 1st Lien
Penn National Gaming, Inc. 1st Lien				Term Loan B
Term Loan B				3.500% due 01/13/24	855	856
3.524% due 01/19/24 (Ê)		875	880	Station Casinos LLC 1st Lien Term
Pharmaceutical Product Development				Loan B
LLC Term Loan B				3.500% due 06/08/23 (Ê)	374	374
4.250% due 08/18/22 (Ê)		525	527	Steak n Shake Operations, Inc. Term
4.397% due 08/18/22	USD	590	593	Loan
Pilot Travel Centers LLC 1st Lien Term				4.750% due 03/19/21 (Ê)	899	897
Loan B				Sterigenics-Nordion Holdings LLC Term
2.993% due 05/25/23 (Ê)		499	503	Loan B
Playa Resorts Holding BV Term Loan B				4.149% due 03/23/22	250	249
4.040% due 04/05/24		500	500	Sungard Availability Services Capital,
Portillo's Holdings, LLC Covenant-Lite				Inc. Covenant-Lite 1st Lien Term
1st Lien Term Loan				Loan B
5.647% due 08/01/21 (Ê)		529	532	6.000% due 03/31/19 (Ê)	467	461
Pre-Paid Legal Services, Inc. 2nd Lien				Talbots, Inc. (The) 1st Lien Term Loan
Term Loan				5.500% due 03/17/20 (Ê)	235	209
10.250% due 07/01/20 (Ê)		500	499	TCH-2 Holdings LLC 1st Lien Term
Prestige Brands, Inc. 1st Lien Term				Loan
Loan B4				5.500% due 05/12/21 (Ê)	978	985
3.743% due 01/26/24		963	972	TerraForm AP Acquisition Holdings LLC
Prime Security Services Borrower LLC				Term Loan B
Term Loan B1				5.647% due 06/26/22 (Ê)	918	928
4.250% due 05/02/22 (Ê)		1,022	1,032

See accompanying notes which are an integral part of the financial statements.

468 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
The Nature's Bounty Co. 1st Lien Term			Banc of America Merrill Lynch
Loan B			Commercial Mortgage, Inc.
4.647% due 05/05/23 (Ê)	746	748	Series 2003-2 Class H
TKC Holdings, Inc. 1st Lien Term Loan			5.765% due 03/11/41 (Þ)	1,652	1,719
4.750% due 02/01/23 (Ê)	1,000	1,010	Series 2005-3 Class AM
TMS International Corp. Term Loan B			4.727% due 07/10/43	164	164
4.556% due 10/16/20 (Ê)	497	501	Banc of America Re-REMIC Trust
Trans Union LLC Term 1st Lien Loan B2			Series 2010-UB5 Class A4A
3.493% due 04/09/21 (Ê)	499	503	5.882% due 02/17/51 (Þ)	242	242
Transdigm Group, Inc. 1st Lien Term			BCAP LLC Trust
Loan F			Series 2009-RR5 Class 6A1
3.993% due 06/09/23 (Ê)	747	746	2.284% due 02/26/37 (Ê)(Þ)	250	249
Tribune Co. Term Loan B			Series 2011-R11 Class 15A1
3.993% due 01/27/24 (Ê)	669	672	3.037% due 10/26/33 (Ê)(Þ)	642	647
Tribune Media Co. 1st Lien Term Loan B			Series 2011-R11 Class 20A5
3.993% due 12/27/20 (Ê)	54	54	3.151% due 03/26/35 (Ê)(Þ)	256	256
TruGreen, LP 1st Lien Term Loan			Bear Stearns ARM Trust
6.500% due 04/13/23 (Ê)	1,093	1,100
			Series 2004-5 Class 2A
United Airlines, Inc. Term Loan B			3.683% due 07/25/34 (Ê)	353	351
3.421% due 03/21/24	1,000	1,002	Bear Stearns Commercial Mortgage
Valeant Pharmaceuticals International,			Securities Trust
Inc. Term Loan B
5.740% due 04/02/22 (Ê)	557	561	Series 2004-PWR5 Class L
			4.693% due 07/11/42 (Þ)	416	401
Varsity Brands, Inc. 1st Lien Term Loan
5.000% due 12/11/21	122	123	Series 2004-PWR6 Class B
			4.945% due 11/11/41 (Þ)	261	262
Verdesian Life Sciences LLC Term Loan
6.172% due 07/01/20 (Ê)	885	764	Series 2007-PW18 Class A1A
			5.602% due 06/11/50	272	276
Veresen Midstream, Ltd. Term Loan B2
4.500% due 03/31/22 (Ê)	372	374	Capmark Mortgage Securities, Inc.
Virgin Media Bristol LLC 1st Lien Term			Series 1997-C2 Class G
Loan I			6.750% due 04/15/29	407	417
3.744% due 01/31/25 (Ê)	500	502	CCRESG Commercial Mortgage Trust
Vouvray US Finance LLC Term Loan B			Series 2016-HEAT Class C
1.000% due 01/27/24 (v)	1,000	999	4.919% due 04/10/29 (Þ)	775	796
Wastequip LLC Term Loan			Citigroup Commercial Mortgage Trust
5.500% due 08/09/19 (Ê)	95	95	Series 2014-GC19 Class A1
William Morris Endeavor Entertainment			1.199% due 03/10/47	136	136
LLC 1st Lien Term Loan			Series 2016-C1 Class A1
4.250% due 05/06/21 (Ê)	972	977	1.506% due 05/10/49	1,629	1,613
World Endurance Holdings 1st Lien
Term Loan			Commercial Mortgage Trust
5.397% due 06/26/21 (Ê)	977	973	Series 2005-GG3 Class E
Yonkers Racing Corp. 1st Lien Term			5.087% due 08/10/42	712	716
Loan			Series 2006-C8 Class AJ
4.250% due 08/16/19	874	875	5.377% due 12/10/46	809	811

		102,395	Series 2008-LS1 Class A4B
Mortgage-Backed Securities - 16.9%			6.109% due 12/10/49	1,412	1,423
Banc of America Commercial Mortgage			Series 2013-CR6 Class A2
Trust			2.122% due 03/10/46	400	401
Series 2007-4 Class AM			Series 2013-LC13 Class A1
5.886% due 02/10/51	178	179	1.309% due 08/10/46	211	211
Series 2016-UB10 Class A1			Series 2014-CR15 Class A1
1.559% due 07/15/49	701	696	1.218% due 02/10/47	1,116	1,113
Banc of America Funding Trust			Series 2014-CR16 Class A1
Series 2006-A Class 1A1			1.445% due 04/10/47	223	222
3.075% due 02/20/36 (Ê)	289	285	Credit Suisse Commercial Mortgage
Series 2006-F Class 1A2			Trust
3.234% due 07/20/36 (Ê)	21	15	Series 2007-C5 Class A4
			5.695% due 09/15/40	1,226	1,230

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 469

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Credit Suisse Commercial Mortgage			Series 2012-149 Class CD
Trust Series			1.500% due 01/25/28	1,851	1,818
Series 2006-C1 Class G			Series 2013-21 Class BA
5.672% due 02/15/39 (Þ)	376	370	1.000% due 03/25/23 (v)	1,823	1,797
Credit Suisse First Boston Mortgage
Securities Corp.			Series 2013-136 Class KA
Series 1998-C1 Class F			2.000% due 05/25/25	656	657
6.000% due 05/17/40 (Þ)	127	129	Fannie Mae Whole Loan
Series 2004-C4 Class E			Series 2004-W9 Class 2A1
5.135% due 10/15/39 (Þ)	995	1,029	6.500% due 02/25/44	21	24
Deutsche Bank Commercial Mortgage			Fannie Mae-Aces
Trust			Series 2012-M2 Class A1
Series 2016-C1 Class A1			1.824% due 02/25/22	2,228	2,230
1.676% due 05/10/49	342	341	Series 2012-M8 Class ASQ2
Deutsche Mortgage Securities, Inc. Re-			1.520% due 12/25/19	939	939
REMIC Trust			Series 2013-M5 Class ASQ4
Series 2007-WM1 Class A1			1.919% due 01/25/22	1,172	1,165
3.717% due 06/27/37 (Ê)(Þ)	634	638	Series 2013-M9 Class ASQ2
Fannie Mae			1.825% due 06/25/18	495	495
3.738% due 2018	1,251	1,268
4.500% due 2019	16	16	Series 2014-M1 Class A1
			2.325% due 07/25/23	281	283
4.506% due 2019	2,280	2,315
			Series 2015-M15 Class ASQ1
5.700% due 2019	869	912	0.849% due 01/25/19	253	252
4.500% due 2020	446	459
4.500% due 2021	24	25	Series 2016-M1 Class ASQ1
2.400% due 2022	704	715	1.374% due 07/25/19	386	384
2.500% due 2022	1,610	1,642	Series 2016-M3 Class ASQ1
7.000% due 2022	16	17	1.468% due 03/25/21	1,133	1,118
2.000% due 2023	2,011	2,019	Series 2016-M6 Class ASQ2
2.500% due 2024	5,064	5,166	1.785% due 06/25/19	4,050	4,053
2.500% due 2025	1,310	1,335	Series 2016-M7 Class AV1
3.130% due 2025	354	363	1.557% due 10/25/23	950	936
4.500% due 2025	354	376	Series 2016-M10 Class FA
4.790% due 2028	322	340	1.643% due 08/25/28 (Ê)	1,450	1,449
3.500% due 2030	1,374	1,438	FDIC Trust
5.000% due 2031	1,669	1,831	Series 2010-R1 Class A
3.312% due 2033(Ê)	17	18	2.184% due 05/25/50 (Þ)	1,119	1,121
Fannie Mae Grantor Trust			Series 2011-R1 Class A
			2.672% due 07/25/26 (Þ)	444	447
Series 2001-T4 Class A1			Federal Home Loan Mortgage Corp.
7.500% due 07/25/41	462	542	Multifamily Structured Pass Through
Series 2004-T2 Class 1A3			Certificates
7.000% due 11/25/43	406	478	Series 2012-K706 Class X1
Fannie Mae REMIC Trust			Interest Only STRIP
Series 2004-W12 Class 1A1			1.546% due 10/25/18	10,436	194
6.000% due 07/25/44	1,774	2,047	Federal Home Loan Mortgage Corp.
Series 2005-W1 Class 1A2			Multifamily Structured Pass-Through
6.500% due 10/25/44	74	86	Certificates
Fannie Mae REMICS			Series 2010-K007 Class A1
Series 2004-70 Class EB			3.342% due 12/25/19	134	135
5.000% due 10/25/24	60	64	Series 2010-K009 Class A1
Series 2007-73 Class A1			2.757% due 05/25/20	710	713
1.084% due 07/25/37 (Å)(Ê)	45	44	Series 2012-K019 Class A1
Series 2009-96 Class DB			1.459% due 09/25/21	2,043	2,030
4.000% due 11/25/29	115	122	Series 2016-K504 Class A1
Series 2011-88 Class AB			1.680% due 10/25/19	721	721
2.500% due 09/25/26	271	272	Series 2016-KP03 Class A2
Series 2011-141 Class EA			1.780% due 07/25/19	9,618	9,572
1.750% due 07/25/21	410	410	Freddie Mac

See accompanying notes which are an integral part of the financial statements.

470 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.500% due 2019	182	188	GE Capital Commercial Mortgage Corp.
5.500% due 2022	152	160	Series 2005-C1 Class D
4.500% due 2026	2,583	2,752	4.410% due 06/10/48	174	173
5.500% due 2029	95	107	Ginnie Mae
3.500% due 2030	1,190	1,248	Series 2010-14 Class A
Freddie Mac Multifamily Structured Pass			4.500% due 06/16/39	130	138
Through Certificates			Series 2010-H12 Class PT
Series 2015-KF12 Class A			5.470% due 11/20/59	195	197
1.683% due 09/25/22 (Ê)	2,266	2,277
Freddie Mac Multifamily Structured			Series 2010-H22 Class JI
Pass-Through Certificates			Interest Only STRIP
Series 2016-KF15 Class A			2.510% due 11/20/60	2,898	156
1.652% due 02/25/23 (Ê)	2,220	2,235	Series 2012-H11 Class CI
Series 2017-KF27 Class A			Interest Only STRIP
1.403% due 12/25/26	2,165	2,169	2.908% due 04/20/62	4,431	216
Series 2017-KJ13 Class A1			Series 2013-H03 Class HI
2.055% due 09/25/21	965	966	Interest Only STRIP
Freddie Mac Reference REMIC			2.627% due 12/20/62	4,823	350
Series 2006-R006 Class ZA			Series 2014-137 Class JD
6.000% due 04/15/36	1,230	1,403	5.459% due 09/20/44	822	915
Freddie Mac REMICS			Ginnie Mae II
Series 2003-2559 Class PB			2.000% due 2040(Ê)	588	608
5.500% due 08/15/30	—	—	2.500% due 2040(Ê)	1,962	2,034
Series 2003-2632 Class AB			3.500% due 2040(Ê)	40	42
4.500% due 06/15/18	224	227	5.390% due 2059	661	673
Series 2003-2657 Class WT			5.508% due 2059	310	312
4.500% due 08/15/18	53	54	4.509% due 2062	1,649	1,711
Series 2005-2922 Class JN			4.816% due 2062	1,178	1,223
4.500% due 02/15/20	292	297	4.856% due 2062	1,517	1,567
			Government National Mortgage
Series 2010-3704 Class DC			Association
4.000% due 11/15/36	244	254	Series 2016-H24 Class KF
Series 2011-3803 Class PG			1.810% due 11/20/66 (Ê)	1,249	1,242
4.000% due 01/15/41	439	458	GS Mortgage Securities Trust
Series 2011-3816 Class D			Series 2007-GG10 Class A4
3.500% due 08/15/28	378	384	5.949% due 08/10/45	30	30
Series 2012-4060 Class QA			Series 2007-GG10 Class AM
1.500% due 09/15/26	2,133	2,092	5.795% due 08/10/45	2,100	2,111
Series 2012-4083 Class DC			GSMPS Mortgage Loan Trust
1.500% due 07/15/27	1,269	1,249
			Series 1998-1 Class A
Series 2014-4315 Class CA			8.000% due 09/19/27 (Þ)	25	26
2.000% due 01/15/23	1,347	1,347
			Series 1998-2 Class A
Series 2014-4350 Class CA			7.750% due 05/19/27 (Þ)	103	105
2.000% due 10/15/19	250	251
			Series 1998-3 Class A
Series 2014-4351 Class GA			7.750% due 09/19/27 (Þ)	5	5
2.000% due 11/15/19	540	540
			Series 1999-3 Class A
Series 2014-4383 Class JC			8.000% due 08/19/29 (Þ)	12	11
2.000% due 05/15/23	597	598
			Series 2005-RP1 Class 1A4
Series 2014-4399 Class A			8.500% due 01/25/35 (Þ)	120	137
2.500% due 07/15/24	2,004	2,012
Freddie Mac Structured Pass-Through			Series 2006-RP1 Class 1A2
Certificates			7.500% due 01/25/36 (Þ)	320	338
Series 2003-58 Class 2A			Series 2006-RP1 Class 1A3
6.500% due 09/25/43	27	32	8.000% due 01/25/36 (Þ)	65	70
			JP Morgan Chase Commercial Mortgage
FREMF Mortgage Trust			Securities Trust 2008-C2
Series 2013-K502 Class B			Series 2008-C2 Class A4
2.499% due 03/25/45 (Þ)	545	545	6.068% due 02/12/51	641	649
Series 2013-K712 Class B
3.369% due 05/25/45 (Þ)	115	117

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 471

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
JPMBB Commercial Mortgage Securities			7.000% due 08/25/34 (Þ)	353		359
Trust			Series 2005-2 Class 1A4
Series 2015-C30 Class A1			8.000% due 05/25/35 (Þ)	257		266
1.738% due 07/15/48	1,381	1,381	Merrill Lynch Mortgage Investors Trust
Series 2015-C33 Class A1			Series 1998-C1 Class B
1.898% due 12/15/48	440	441	Interest Only STRIP
Series 2016-C1 Class A1			6.750% due 11/15/26	313		314
1.695% due 03/15/49	1,226	1,221
JPMorgan Chase Commercial Mortgage			Series 1998-C3 Class IO
Securities Trust			Interest Only STRIP
Series 2004-LN2 Class A2			0.898% due 12/15/30	660		2
5.115% due 07/15/41	28	28	Series 2005-A10 Class A
Series 2004-LN2 Class B			1.234% due 02/25/36 (Ê)	25		24
5.272% due 07/15/41	280	277	Merrill Lynch Mortgage Trust
Series 2005-CB12 Class AJ			Series 2005-CKI1 Class D
4.987% due 09/12/37	323	323	5.515% due 11/12/37	212		212
Series 2007-CB20 Class AM			Series 2007-C1 Class A4
5.965% due 02/12/51	160	162	5.838% due 06/12/50	389		389
			Merrill Lynch/Countrywide Commercial
Series 2007-LD11 Class A4			Mortgage Trust
5.786% due 06/15/49	273	273
			Series 2007-9 Class AM
Series 2007-LD11 Class AM			5.856% due 09/12/49	310		314
5.786% due 06/15/49	780	800	Morgan Stanley Bank of America Merrill
Series 2007-LDPX Class AM			Lynch Trust
5.464% due 01/15/49	935	934	Series 2015-C26 Class A1
Series 2014-CBM Class A			1.591% due 10/15/48	862		852
1.889% due 10/15/29 (Ê)(Þ)	2,580	2,580	Morgan Stanley Capital I Trust
Series 2015-FL7 Class A			Series 2006-HQ8 Class AJ
2.239% due 05/15/28 (Ê)(Þ)	173	173	5.495% due 03/12/44	102		102
JPMorgan Chase Commercial Mortgage			Series 2006-T21 Class B
Trust			5.238% due 10/12/52 (Þ)	796		800
Series 2009-RR1 Class A4B1			Motel 6 Trust
1.000% due 03/18/51 (Þ)(v)	428	426
			Series 2015-MTL6 Class B
JPMorgan Mortgage Trust			3.298% due 02/05/30 (Þ)	555		557
Series 2004-A2 Class 1A1			MSDWMC Owner Trust
3.567% due 05/25/34 (Ê)	81	80
			Series 2000-F1 Class E
Series 2005-A4 Class 1A1			8.928% due 08/15/22 (Þ)	655		679
3.220% due 07/25/35 (Ê)	31	31	Multi Security Asset Trust, LP
Series 2006-A6 Class 1A2			Commercial Mortgage-Backed
3.203% due 10/25/36 (Ê)	16	15	Securities Pass-Through Certificates
LB Commercial Mortgage Trust			Series 2005-RR4A Class F
Series 2007-C3 Class A4			5.880% due 11/28/35 (Þ)	805		785
6.096% due 07/15/44	597	598	NCUA Guaranteed Notes Trust
Series 2007-C3 Class AM			Series 2010-R3 Class 3A
5.966% due 07/15/44	1,012	1,015	2.400% due 12/08/20	248		249
LB-UBS Commercial Mortgage Trust			RBSCF Trust
Series 2004-C7 Class K			Series 2009-RR1 Class JPA
5.245% due 10/15/36 (Þ)	428	430	6.068% due 09/17/39 (Þ)	343		343
Series 2005-C3 Class D			Series 2010-RR3 Class MSCA
4.954% due 07/15/40	384	396	5.944% due 06/16/49 (Þ)	85		85
Series 2005-C7 Class F			Series 2010-RR4 Class CMLA
5.350% due 11/15/40	510	520	6.296% due 12/16/49 (Þ)	219		219
Mastr Adjustable Rate Mortgages Trust			RBSSP Resecuritization Trust
Series 2005-1 Class B1			Series 2010-3 Class 9A1
Interest Only STRIP			5.500% due 02/26/35 (Þ)	92		92
3.161% due 03/25/35 (Ê)	145	45	Series 2010-12 Class 7A3
Mastr Reperforming Loan Trust			4.000% due 12/27/35 (Þ)	215		214
Series 2005-1 Class 1A3			Reperforming Loan REMIC Trust

See accompanying notes which are an integral part of the financial statements.

472 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2005-R2 Class 2A4
8.500% due 06/25/35 (Þ)	47	49
Structured Asset Securities Corp.			Common Stocks - 0.0%
Mortgage Pass-Through Certificates			Health Care - 0.0%
Series 2003-34A Class 6A			Millennium Health LLC(Æ)	14,856	17
3.605% due 11/25/33 (Ê)	156	154	Total Common Stocks
UBS-Barclays Commercial Mortgage			(cost $108)		17
Trust
Series 2013-C6 Class A2
2.066% due 04/10/46	720	720	Short-Term Investments - 18.1%
Wachovia Bank Commercial Mortgage
Trust			Air Lease Corp.
Series 2006-C23 Class G			2.125% due 01/15/18	805	806
5.594% due 01/15/45 (Þ)	1,365	1,341	American Honda Finance Corp.
Series 2006-C26 Class AM			1.500% due 03/13/18	725	726
6.073% due 06/15/45	1,000	1,010	American Tower Trust I
Series 2007-C31 Class AM			Series 2013-13 Class 1A
5.591% due 04/15/47	67	67
Series 2007-C32 Class A1A			1.551% due 03/15/18 (Þ)	1,165	1,163
5.707% due 06/15/49	117	117	Anheuser-Busch InBev Worldwide, Inc.
Series 2007-C33 Class A4			1.574% due 01/10/18 (Þ)(~)	6,050	5,991
5.966% due 02/15/51	28	28	Assurant, Inc.
Washington Mutual Mortgage Pass-			2.500% due 03/15/18	1,025	1,031
Through Certificates Trust
Series 2003-AR7 Class A7			Avaya, Inc. 1st Lien Term Loan B4
2.676% due 08/25/33 (Ê)	52	52	8.500% due 01/23/18 (Ê)	219	224
Wells Fargo Commercial Mortgage Trust			Bank of America Corp.
Series 2015-C27 Class A1			2.000% due 01/11/18	800	802
1.730% due 02/15/48	1,400	1,400	2.226% due 03/22/18 (Ê)	4,570	4,603
Series 2015-C31 Class A1
1.679% due 11/15/48	906	904	Berkshire Hathaway Finance Corp.
Series 2016-C34 Class A1			1.450% due 03/07/18	935	936
1.423% due 06/15/49	555	550	British Telecommunications PLC
Wells Fargo Mortgage Backed Securities			5.950% due 01/15/18	545	561
Trust			Canadian Imperial Bank of Commerce
Series 2005-AR2 Class 2A1
3.162% due 03/25/35 (Ê)	97	96	1.550% due 01/23/18	1,499	1,501
WFRBS Commercial Mortgage Trust			Cargill, Inc.
Series 2012-C9 Class A1			6.000% due 11/27/17 (Þ)	2,460	2,523
0.673% due 11/15/45	32	32	Citigroup, Inc.
Series 2013-C14 Class A1			1.800% due 02/05/18	900	901
0.836% due 06/15/46	54	54	Collateralized Commercial Paper Co.
Series 2013-UBS1 Class A2			LLC
2.927% due 03/15/46	530	538	1.607% due 09/19/17 (~)	1,625	1,616
		139,310	Compass Bank
United States Government Treasuries - 9.0%			Series BKNT
United States Treasury Notes			6.400% due 10/01/17	1,170	1,191
1.250% due 03/31/19	2,945	2,945
1.250% due 04/30/19	26,550	26,538	Cooperatieve Rabobank UA
1.625% due 04/30/19	2,700	2,719	Series YCD
1.375% due 12/15/19	15,470	15,465	1.328% due 06/22/17 (ç)(Ê)(~)	4,950	4,950
1.375% due 02/15/20	3,850	3,846	Credit Suisse AG
1.500% due 04/15/20	19,470	19,499	Series GMTN
1.875% due 03/31/22	3,185	3,194	1.375% due 05/26/17	905	905
		74,206	Danske Corp.
Total Long-Term Investments			0.010% due 02/16/18 (Þ)(~)	2,195	2,165
(cost $700,397)		699,347	DCP Midstream Operating, LP

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 473

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
2.500% due 12/01/17	1,680	1,682	International Business Machines Corp.
eBay, Inc.			5.700% due 09/14/17	560		569
2.500% due 03/09/18	1,445	1,456	International Lease Finance Corp.
Enterprise Fleet Financing LLC			3.875% due 04/15/18	800		815
Series 2016-2 Class A1			Noble Holding International, Ltd.
0.850% due 07/20/17 (Þ)	154	154	5.750% due 03/16/18	595		602
Fannie Mae			Pricoa Global Funding I
7.000% due 06/01/17	—	—	1.350% due 08/18/17 (Þ)	940		940
3.860% due 03/01/18	1,148	1,159	Sheffield Receivables Corp.
5.000% due 03/01/18	1,106	1,135	1.000% due 09/21/17 (Þ)(~)(v)	4,480		4,451
Fannie Mae REMICS			Sky PLC
Series 2002-57 Class PG			6.100% due 02/15/18 (Þ)	865		894
5.500% due 09/25/17	5	5	Total Capital Canada, Ltd.
Fannie Mae-Aces			1.450% due 01/15/18	975		975
Series 2012-M9 Class ASQ2			Toyota Motor Credit Corp.
1.513% due 12/25/17	2,453	2,453	1.200% due 04/06/18	1,010		1,009
Series 2013-M7 Class ASQ2			Tyco Electronics Group SA
1.233% due 03/26/18	132	132	6.550% due 10/01/17	1,090		1,112
Series 2015-M1 Class ASQ2			Toronto-Dominion Bank (The)
1.626% due 02/25/18	2,164	2,165	1.400% due 04/30/18	970		969
Series 2015-M7 Class ASQ2			U.S. Cash Management Fund	74,240,934	(8)	74,257
1.550% due 04/25/18	822	821	UBS AG
Federal Home Loan Mortgage Corp.			1.570% due 09/08/17 (~)	310		310
Multifamily Structured Pass-Through			Series BKNT
Certificates			5.875% due 12/20/17	820		842
Series 2013-K502 Class A2			United States Treasury Bills
1.426% due 08/25/17	245	245	0.480% due 05/25/17	2,200		2,200
Freddie Mac			Vodafone Group PLC
6.000% due 03/01/18	—	—	1.250% due 09/26/17	5,922		5,918
Freddie Mac Multifamily Structured
Pass-Through Certificates			Total Short-Term Investments
Series 2011-K702 Class X1			(cost $149,225)			149,312
Interest Only STRIP
1.451% due 02/25/18	26,610	206	Total Investments 103.1%
General Electric Capital Corp.			(identified cost $849,730)			848,676
1.625% due 04/02/18	995	998
General Mills, Inc.			Other Assets and Liabilities,
1.400% due 10/20/17	1,495	1,496	Net - (3.1%)			(25,434)

General Motors Financial Co., Inc.			Net Assets - 100.0%			823,242
2.400% due 04/10/18	530	533
Harris Corp.
1.999% due 04/27/18	675	677
Hewlett Packard Enterprise Co.
Series WI
Zero coupon due 10/05/17	442	443
HSBC USA, Inc.
1.481% due 12/15/17 (Ê)(Þ)(~)	4,405	4,414
Huntington Auto Trust
Series 2016-1 Class A1
0.850% due 12/15/17	681	680

See accompanying notes which are an integral part of the financial statements.

474 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

				Principal	Cost per		Cost	Fair Value
% of Net Assets		Acquisition		Amount ($)		Unit	(000)	(000)
Securities		Date		or shares		$	$	$
0.0%
Fannie Mae REMICS		08/17/07		44,959		99.18	45	44
								44
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
								Unrealized
								Appreciation
		Number of		Notional		Expiration		(Depreciation)
		Contracts		Amount		Date		$
Long Positions
Australia 10 Year Government Bond Futures			316	AUD	40,991	06/17		813
United States 2 Year Treasury Note Futures			813	USD	176,103	06/17		285
United States 10 Year Treasury Note Futures			519	USD	65,248	06/17		403
Short Positions
Canada 10 Year Government Bond Futures			213	CAD	29,726	06/17		(224)
Euro-Bund Futures			158	EUR	25,561	06/17		(129)
Long Gilt Futures			166	GBP	21,293	06/17		(445)
United States 5 Year Treasury Note Futures			232	USD	27,470	06/17		(213)
United States 10 Year Treasury Note Futures			42	USD	5,280	06/17		(69)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)								421

Foreign Currency Exchange Contracts
Amounts in thousands
								Unrealized
								Appreciation
		Amount		Amount				(Depreciation)
Counterparty		Sold		Bought		Settlement Date		$
Bank of Montreal	USD	4,438		CAD	6,067	05/15/17		7
Bank of Montreal	CHF	8,982		USD	8,985	05/15/17		(48)
Commonwealth Bank of Australia	USD	4,476		AUD	5,881	05/15/17		(73)
Commonwealth Bank of Australia	NOK	38,431		USD	4,484	05/15/17		7
Royal Bank of Canada	USD	8,975		NZD	12,827	05/15/17		(171)
Royal Bank of Canada	NZD	6,325		USD	4,341	05/15/17		—
State Street	USD	81		AUD	108	05/15/17		—
State Street	USD	80		CHF	80	05/15/17		—
State Street	USD	82		EUR	76	05/15/17		—
State Street	USD	78		SEK	688	05/15/17		—
State Street	EUR	4,190		USD	4,475	05/15/17		(91)
State Street	NOK	17		USD	2	05/15/17		—
State Street	SEK	40,032		USD	4,496	05/15/17		(27)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts								(396)

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 475

Russell Investment Company
Short Duration Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$67,873	$1,964	$—	$69,837	8.5
Corporate Bonds and Notes	—	248,498	—	—	248,498	30.2
International Debt	—	65,101	—	—	65,101	8.0
Loan Agreements	—	102,395	—	—	102,395	12.5
Mortgage-Backed Securities	—	137,846	1,464	—	139,310	16.9
United States Government Treasuries	—	74,206	—	—	74,206	9.0
Common Stocks
Health Care	—	17	—		17	—*
Short-Term Investments	—	75,055	—	74,257	149,312	18.0
Total Investments	—	770,991	3,428	74,257	848,676	103.1
Other Assets and Liabilities, Net						(3.1)
						100.0
Other Financial Instruments
Assets
Futures Contracts	1,501	—	—	—	1,501	0.2
Foreign Currency Exchange Contracts	—	14	—	—	14	—*
A
Liabilities
Futures Contracts	(1,080)	—	—	—	(1,080)	(0.1)
Foreign Currency Exchange Contracts	—	(410)	—	—	(410)	(—)*
Total Other Financial Instruments**	$421	$(396)	$—	$—	$25

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2017, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

476 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

		Foreign
		Currency	Interest Rate
Derivatives not accounted for as hedging instruments		Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts		$14	$—
Variation margin on futures contracts*		—	1,501
Total		$14	$1,501

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*		$—	$1,080
Unrealized depreciation on foreign currency exchange contracts		410	—
Total		$410	$(1,080)
		Foreign
	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$—	$—	$(1,429)
Credit default swap contracts	164	—	—
Foreign currency-related transactions**	—	114	—
Total	$166	$114	$(1,429)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$—	$—	$(193)
Credit default swap contracts	(46)	—	—
Foreign currency-related transactions***	—	(756)	—
Total	$(48)	$(756)	$(193)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 477

Russell Investment Company
Short Duration Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	$14	$ — $	14
Futures Contracts	Variation margin on futures contracts	191	—	191
Total Financial and Derivative Assets		205	—	205
Financial and Derivative Assets not subject to a netting agreement		(191)	—	(191)
Total Financial and Derivative Assets subject to a netting agreement		$14	$ — $	14

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of Montreal	$7	$7	$—	$ —
Commonwealth Bank of Australia	7	7	—	—
Total	$14	$14	$—	$ —

See accompanying notes which are an integral part of the financial statements.

478 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$104	$ — $	104
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	410	—	410
Total Financial and Derivative Liabilities		514	—	514
Financial and Derivative Liabilities not subject to a netting agreement		(103)	—	(103)
Total Financial and Derivative Liabilities subject to a netting agreement		$411	$ — $	411

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of Montreal	$49	$7	$—	$ 42
Commonwealth Bank of Australia	73	7	—	66
Royal Bank of Canada	171	—	—	171
State Street	118	—	—	118
Total	$411	$14	$—	$ 397

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 479

Russell Investment Company
Short Duration Bond Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$849,730
Investments, at fair value(>)	848,676
Cash	12
Cash (restricted)(a)	3,249
Unrealized appreciation on foreign currency exchange contracts	14
Receivables:
Dividends and interest	3,192
Dividends from affiliated funds	39
Investments sold	20,290
Fund shares sold	689
Variation margin on futures contracts	191
Prepaid expenses	9
Total assets	876,361

Liabilities
Payables:
Investments purchased	51,271
Fund shares redeemed	618
Accrued fees to affiliates	368
Other accrued expenses	257
Variation margin on futures contracts	104
Unfunded loan commitment	91
Unrealized depreciation on foreign currency exchange contracts	410
Total liabilities	53,119
Commitments and Contingencies (1)

Net Assets	$823,242

(1) See note 9 in the Notes to Financial Statements for a detailed description of commitments and contingencies.

See accompanying notes which are an integral part of the financial statements.

480 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,362
Accumulated net realized gain (loss)	(4,853)
Unrealized appreciation (depreciation) on:
Investments	(1,054)
Futures contracts	421
Foreign currency-related transactions	(396)
Shares of beneficial interest	430
Additional paid-in capital	827,332
Net Assets	$823,242

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$19.15
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$19.90
Class A — Net assets	$18,895,794
Class A — Shares outstanding ($.01 par value)	986,552
Net asset value per share: Class C(#)	$18.99
Class C — Net assets	$41,711,261
Class C — Shares outstanding ($.01 par value)	2,196,044
Net asset value per share: Class E(#)	$19.21
Class E — Net assets	$2,034,163
Class E — Shares outstanding ($.01 par value)	105,882
Net asset value per share: Class R6(#)	$19.20
Class R6 — Net assets	$105,934
Class R6 — Shares outstanding ($.01 par value)	5,518
Net asset value per share: Class S(#)	$19.17
Class S — Net assets	$565,306,739
Class S — Shares outstanding ($.01 par value)	29,494,621
Net asset value per share: Class T(#)	$19.17
Class T — Net assets	$1,052,722
Class T — Shares outstanding ($.01 par value)	54,905
Net asset value per share: Class Y(#)	$19.17
Class Y — Net assets	$194,135,030
Class Y — Shares outstanding ($.01 par value)	10,125,305
Amounts in thousands
(>) Investments in affiliates, U.S. Cash Management Fund	$74,257

(a) Cash Collateral for Futures	$3,249
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 481

Russell Investment Company
Short Duration Bond Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends from affiliated funds	$194
Interest	7,908
Total investment income	8,102

Expenses
Advisory fees	1,862
Administrative fees	200
Custodian fees	141
Distribution fees - Class A	27
Distribution fees - Class C	170
Transfer agent fees - Class A	22
Transfer agent fees - Class C	45
Transfer agent fees - Class E	8
Transfer agent fees - Class R6	—*
Transfer agent fees - Class S	569
Transfer agent fees - Class T	—*
Transfer agent fees - Class Y	4
Professional fees	69
Registration fees	62
Shareholder servicing fees - Class C	56
Shareholder servicing fees - Class E	10
Trustees’ fees	14
Printing fees	27
Miscellaneous	9
Expenses before reductions	3,295
Expense reductions	(726)
Net expenses	2,569
Net investment income (loss)	5,533

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,640)
Futures contracts	(1,429)
Credit default swap contracts	164
Foreign currency-related transactions	115
Net realized gain (loss)	(2,790)
Net change in unrealized appreciation (depreciation) on:
Investments	775
Futures contracts	(193)
Credit default swap contracts	(46)
Foreign currency-related transactions	(756)
Net change in unrealized appreciation (depreciation)	(220)
Net realized and unrealized gain (loss)	(3,010)
Net Increase (Decrease) in Net Assets from Operations	$2,523

* Less than $500.

See accompanying notes which are an integral part of the financial statements.

482 Short Duration Bond Fund

Russell Investment Company
Short Duration Bond Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,533	$12,795
Net realized gain (loss)	(2,790)	(946)
Net change in unrealized appreciation (depreciation)	(220)	6,693
Net increase (decrease) in net assets from operations	2,523	18,542
Distributions
From net investment income
Class A	(159)	(315)
Class C	(168)	(273)
Class E	(76)	(283)
Class R6	(1)	(1)
Class S	(4,817)	(8,455)
Class T	(—)**	—
Class Y	(1,531)	(2,335)
From net realized gain
Class A	—	(15)
Class C	—	(32)
Class E	—	(15)
Class S	—	(339)
Class Y	—	(91)
Net decrease in net assets from distributions	(6,752)	(12,154)
Share Transactions*
Net increase (decrease) in net assets from share transactions	17,982	76,694
Total Net Increase (Decrease) in Net Assets	13,753	(70,306)
Net Assets
Beginning of period	809,489	879,795
End of period	$823,242	$809,489
Undistributed (overdistributed) net investment income included in net assets	$1,362	$2,581
** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 483

Russell Investment Company
Short Duration Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	348	$6,638	359	$6,831
Proceeds from reinvestment of distributions	8	147	16	305
Payments for shares redeemed	(465)	(8,879)	(584)	(11,194)
Net increase (decrease)	(109)	(2,094)	(209)	(4,058)
Class C
Proceeds from shares sold	134	2,539	560	10,629
Proceeds from reinvestment of distributions	9	166	16	298
Payments for shares redeemed	(511)	(9,685)	(997)	(18,887)
Net increase (decrease)	(368)	(6,980)	(421)	(7,960)
Class E
Proceeds from shares sold	25	474	460	8,855
Proceeds from reinvestment of distributions	4	72	15	282
Payments for shares redeemed	(741)	(14,181)	(1,049)	(20,186)
Net increase (decrease)	(712)	(13,635)	(574)	(11,049)
Class R6
Proceeds from shares sold	—**	—***	5	103
Proceeds from reinvestment of distributions	—**	1	—	1
Payments for shares redeemed	(—)**	(—)***	—	—
Net increase (decrease)	—**	1	5	104
Class S
Proceeds from shares sold	5,612	107,305	11,727	224,721
Proceeds from reinvestment of distributions	250	4,780	455	8,699
Payments for shares redeemed	(6,642)	(127,038)	(13,880)	(265,132)
Net increase (decrease)	(780)	(14,953)	(1,698)	(31,712)
Class T(1)
Proceeds from shares sold	55	1,052	—	—
Payments for shares redeemed	(—)**	(—)***	—	—
Net increase (decrease)	55	1,052	—	—
Class Y
Proceeds from shares sold	3,405	65,100	519	9,865
Proceeds from reinvestment of distributions	80	1,531	127	2,427
Payments for shares redeemed	(629)	(12,040)	(1,798)	(34,311)
Net increase (decrease)	2,856	54,591	(1,152)	(22,019)
Total increase (decrease)	942	$17,982	(4,049)	$(76,694)

**     Less than 500 shares.
***     Less than $500.
(1) For the period March 17, 2017 (commencement of operations) to April 30, 2017.

See accompanying notes which are an integral part of the financial statements.

484 Short Duration Bond Fund

(This page intentionally left blank)

Russell Investment Company
Short Duration Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2017*	19.26	.11	(.08)	.03	(.14)	—
October 31, 2016	19.09	.26	.16	.42	(.24)	(.01)
October 31, 2015	19.35	.22	(.14)	.08	(.22)	(.12)
October 31, 2014	19.35	.22	(.01)	.21	(.18)	(.03)
October 31, 2013	19.70	.19	(.11)	.08	(.23)	(.20)
October 31, 2012	19.15	.26	.57	.83	(.28)	—

Class C
April 30, 2017*	19.10	.04	(.08)	(.04)	(.07)	—
October 31, 2016	18.94	.12	.15	.27	(.10)	(.01)
October 31, 2015	19.21	.08	(.15)	(.07)	(.08)	(.12)
October 31, 2014	19.23	.08	(.02)	.06	(.05)	(.03)
October 31, 2013	19.59	.05	(.11)	(.06)	(.10)	(.20)
October 31, 2012	19.06	.11	.57	.68	(.15)	—

Class E
April 30, 2017*	19.30	.10	(.07)	.03	(.12)	—
October 31, 2016	19.13	.27	.15	.42	(.24)	(.01)
October 31, 2015	19.38	.22	(.13)	.09	(.22)	(.12)
October 31, 2014	19.38	.22	(.01)	.21	(.18)	(.03)
October 31, 2013	19.73	.17	(.08)	.09	(.24)	(.20)
October 31, 2012	19.18	.26	.57	.83	(.28)	—

Class R6
April 30, 2017*	19.30	.14	(.07)	.07	(.17)	—
October 31, 2016(8)	18.97	.21	.30	.51	(.18)	—

Class S
April 30, 2017*	19.27	.13	(.07)	.06	(.16)	—
October 31, 2016	19.10	.31	.16	.47	(.29)	(.01)
October 31, 2015	19.36	.27	(.14)	.13	(.27)	(.12)
October 31, 2014	19.36	.27	(.01)	.26	(.23)	(.03)
October 31, 2013	19.71	.24	(.11)	.13	(.28)	(.20)
October 31, 2012	19.15	.30	.58	.88	(.32)	—

Class T
April 30, 2017(10)	19.11	.04	.03	.07	(.01)	—

Class Y
April 30, 2017*	19.28	.14	(.08)	.06	(.17)	—
October 31, 2016	19.11	.33	.15	.48	(.30)	(.01)
October 31, 2015	19.37	.28	(.14)	.14	(.28)	(.12)
October 31, 2014	19.36	.29	(.01)	.28	(.24)	(.03)
October 31, 2013	19.71	.26	(.11)	.15	(.30)	(.20)
October 31, 2012	19.15	.33	.57	.90	(.34)	—

See accompanying notes which are an integral part of the financial statements.

486 Short Duration Bond Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)(l)	Net(d)(e)(l)	Net Assets(d)(e)	Turnover Rate(b)

(.14)	19.15	.14	18,896	1.03	.83	1.14	91
(.25)	19.26	2.21	21,102	1.02	.81	1.39	113
(.34)	19.09	.42	24,914	1.01	.82	1.15	183
(.21)	19.35	1.04	29,639	1.01	.85	1.14	220
(.43)	19.35	.42	36,961	1.00	.87	.99	180
(.28)	19.70	4.37	37,994	1.00	.86	1.33	245

(.07)	18.99	(.22)	41,711	1.78	1.58	.39	91
(.11)	19.10	1.44	48,970	1.77	1.56	.63	113
(.20)	18.94	(.34)	56,538	1.76	1.57	.40	183
(.08)	19.21	.28	82,676	1.76	1.60	.39	220
(.30)	19.23	(.32)	120,088	1.75	1.62	.24	180
(.15)	19.59	3.59	132,292	1.75	1.61	.56	245

(.12)	19.21	.15	2,034	1.02	.82	1.07	91
(.25)	19.30	2.20	15,786	1.02	.81	1.39	113
(.34)	19.13	.47	26,633	1.01	.82	1.15	183
(.21)	19.38	1.08	36,083	1.01	.85	1.15	220
(.44)	19.38	.42	41,281	1.00	.87	.93	180
(.28)	19.73	4.36	20,230	1.00	.86	1.33	245

(.17)	19.20	.34	106.63		.53	1.44	91
(.18)	19.30	2.70	106.61		.51	1.66	113

(.16)	19.17	.32	565,307.78		.58	1.39	91
(.30)	19.27	2.47	583,387.77		.56	1.63	113
(.39)	19.10	.67	610,784.76		.57	1.40	183
(.26)	19.36	1.30	771,202.76		.60	1.40	220
(.48)	19.36	.67	865,268.75		.62	1.23	180
(.32)	19.71	4.66	801,758.75		.62	1.56	245

(.01)	19.17	.39	1,053.79		.53	1.72	91

(.17)	19.17	.30	194,135.58		.50	1.46	91
(.31)	19.28	2.54	140,138.57		.48	1.71	113
(.40)	19.11	.75	160,926.56		.49	1.46	183
(.27)	19.37	1.41	263,932.56		.51	1.49	220
(.50)	19.36	.78	256,684.56		.51	1.36	180
(.34)	19.71	4.75	266,289.56		.51	1.70	245

See accompanying notes which are an integral part of the financial statements.

Short Duration Bond Fund 487

Russell Investment Company
Short Duration Bond Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$250,496
Administration fees	32,848
Distribution fees	30,244
Shareholder servicing fees	9,202
Transfer agent fees	42,302
Trustee fees	3,031
$368,123

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U.S. Cash Management Fund	$36,219	$434,507	$396,467	$—	$ (2)	$74,257	$194	$—
	$36,219	$434,507	$396,467	$—	$ (2)	$74,257	$194	$—

Federal Income Taxes (Unaudited)

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$849,900,743
Unrealized Appreciation	$3,034,975
Unrealized Depreciation	(4,259,466)
Net Unrealized Appreciation (Depreciation)	$(1,224,491)

See accompanying notes which are an integral part of the financial statements.

488 Short Duration Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2016	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2017	$990.10	$1,020.38
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$4.39	$4.46

Fund is from November 1, 2016 to April 30, 2017.	* Expenses are equal to the Fund's annualized expense ratio of 0.89%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2017	$986.80	$1,016.66
	Expenses Paid During Period*	$8.08	$8.20
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.64%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2016	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2017	$990.20	$1,020.43
of other funds.	Expenses Paid During Period*	$4.34	$4.41

* Expenses are equal to the Fund's annualized expense ratio of 0.88%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Tax-Exempt High Yield Bond Fund 489

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$991.40	$1,021.62
Expenses Paid During Period*	$3.16	$3.21

* Expenses are equal to the Fund's annualized expense ratio of 0.64%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class T	Performance	expenses)
Beginning Account Value
March 17, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,017.10	$1,022.12
Expenses Paid During Period*	$0.67	$2.71

* Expenses are equal to the Fund's annualized expense ratio of 0.54%
(representing the 45-day period annualized), multiplied by the average account value over the period, multiplied by 45/365 (to reflect the period since commencement of operations). May reflect amounts waived and/or reimbursed.
Without any waivers and/or reimbursements, expenses would have been higher.
Hypothetical expenses are equal to the Fund’s annualized expense ratio of
0.54% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the on-half year period).

490 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Municipal Bonds - 97.5%
Alabama - 1.5%
Alabama Industrial Development Authority Revenue Bonds	500	6.450	12/01/23	501
County of Jefferson Alabama General Obligation Limited(µ)	425	5.000	04/01/23	426
County of Jefferson Alabama General Obligation Unlimited(µ)	1,590	5.000	04/01/20	1,592
County of Jefferson Alabama Revenue Bonds	150	4.750	01/01/25	150
County of Jefferson Alabama Sewer Revenue Bonds	1,220	7.000	10/01/51	1,479
County of Jefferson Alabama Sewer Revenue Bonds	1,065	6.500	10/01/53	1,279
Montgomery Educational Building Authority Revenue Bonds	820	5.000	10/01/36	852
				6,279
Alaska - 0.7%
Northern Tobacco Securitization Corp. Revenue Bonds(Ê)	100	0.010	06/01/46	7
Northern Tobacco Securitization Corp. Revenue Bonds	2,940	5.000	06/01/46	2,818
				2,825
Arizona - 0.8%
Arizona Health Facilities Authority Revenue Bonds(Ê)	1,680	1.220	01/01/37	1,456
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds	800	5.000	07/01/35	833
Industrial Development Authority of the County of Pima (The) Revenue Bonds	250	4.500	06/01/30	266
Industrial Development Authority of the County of Pima (The) Revenue Bonds	800	5.125	12/01/40	837
				3,392
California - 12.5%
Alameda Corridor Transportation Authority Revenue Bonds	150	5.000	10/01/37	167
Alhambra Unified School District General Obligation Unlimited(µ)	1,150	4.220	08/01/37	508
Anaheim Community Facilities District Special Tax	125	4.000	09/01/46	120
California County Tobacco Securitization Agency Revenue Bonds	300	5.700	06/01/46	300
California County Tobacco Securitization Agency Revenue Bonds	4,500	Zero coupon	06/01/55	249
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	02/01/42	1,105
California Municipal Finance Authority Revenue Bonds	1,095	5.250	11/01/29	1,259
California Municipal Finance Authority Revenue Bonds	1,500	5.000	11/01/36	1,501
California Municipal Finance Authority Revenue Bonds	1,000	4.250	02/01/40	1,023
California Municipal Finance Authority Revenue Bonds	1,000	5.375	11/01/40	1,019
California Municipal Finance Authority Revenue Bonds	125	5.000	02/01/47	136
California Municipal Finance Authority Revenue Bonds	2,500	5.000	11/01/47	2,673
California Municipal Finance Authority Revenue Bonds	3,700	5.000	06/01/50	3,911
California Pollution Control Financing Authority Revenue Bonds	1,000	3.375	07/01/25	1,032
California Pollution Control Financing Authority Revenue Bonds	2,720	5.000	11/21/45	2,892
California School Finance Authority Revenue Bonds	500	5.000	08/01/45	522
California Statewide Communities Development Authority Revenue Bonds	460	5.000	05/15/32	496
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	10/01/43	1,053
California Statewide Communities Development Authority Revenue Bonds	1,500	5.000	12/01/46	1,580
California Statewide Communities Development Authority Revenue Bonds	665	5.500	12/01/54	717
California Statewide Communities Development Authority Revenue Bonds	250	5.250	12/01/56	267
California Statewide Communities Development Authority Special Tax	500	4.000	09/01/19	516
California Statewide Communities Development Authority Special Tax	1,085	4.000	09/01/20	1,132
California Statewide Communities Development Authority Special Tax	500	4.250	09/01/22	529
California Statewide Financing Authority Revenue Bonds	20,000	Zero coupon	06/01/55	1,066
City of Long Beach California Marina System Revenue Bonds	225	5.000	05/15/40	244
City of Long Beach California Marina System Revenue Bonds	1,185	5.000	05/15/45	1,281
Foothill-Eastern Transportation Corridor Agency Revenue Bonds	100	6.000	01/15/49	115
Fremont Community Facilities District No. 1 Special Tax	1,255	5.000	09/01/26	1,387

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 491

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Golden State Tobacco Securitization Corp. General Obligation Unlimited	150	5.000	06/01/40	168
Golden State Tobacco Securitization Corp. Revenue Bonds	1,995	5.300	06/01/37	2,020
Golden State Tobacco Securitization Corp. Revenue Bonds	1,395	5.000	06/01/45	1,559
Golden State Tobacco Securitization Corp. Revenue Bonds	700	5.125	06/01/47	698
Golden State Tobacco Securitization Corp. Revenue Bonds	585	5.750	06/01/47	588
Golden State Tobacco Securitization Corp. Revenue Bonds	200	8.205	06/01/47	27
Golden State Tobacco Securitization Corp. Revenue Bonds	10,000	10.494	06/01/47	1,102
Jurupa Public Financing Authority Special Tax	1,000	5.000	09/01/43	1,086
M-S-R Energy Authority Revenue Bonds	1,500	6.500	11/01/39	2,084
Natomas Unified School District General Obligation Unlimited(µ)	425	4.000	08/01/42	431
Palomar Health Certificate Of Participation	450	6.750	11/01/39	513
Palomar Health Certificate Of Participation	500	6.000	11/01/41	539
Poway Unified School District General Obligation Unlimited	1,300	4.383	08/01/40	489
Rancho Cordova Community Facilities District Special Tax	125	3.000	09/01/34	113
Regents of the University of California Medical Center Pooled Revenue Bonds(µ)(Ê)	1,000	0.924	05/15/43	836
River Islands Public Financing Authority Special Tax	150	5.375	09/01/31	161
River Islands Public Financing Authority Special Tax	940	5.500	09/01/45	999
Riverside County Public Financing Authority Tax Allocation(µ)	150	4.000	10/01/40	152
Riverside County Redevelopment Successor Agency Tax Allocation(µ)	300	4.000	10/01/39	303
Riverside County Redevelopment Successor Agency Tax Allocation(µ)	125	4.000	10/01/40	125
Sacramento County Sanitation Districts Financing Authority Revenue Bonds(µ)(Ê)	1,515	0.719	12/01/35	1,317
San Francisco City & County Redevelopment Agency Tax Allocation	1,190	5.000	08/01/35	1,369
San Jacinto Community Facilities District Special Tax	280	5.000	09/01/33	300
San Jacinto Community Facilities District Special Tax	335	5.000	09/01/34	357
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	1,000	5.000	01/15/29	1,130
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	380	5.250	01/15/49	407
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	2,875	5.000	01/15/50	3,098
Silicon Valley Tobacco Securitization Authority Revenue Bonds	3,500	7.695	06/01/56	193
State of California General Obligation Unlimited	2,000	5.000	08/01/46	2,267
Tobacco Securitization Authority of Northern California Revenue Bonds	800	5.500	06/01/45	800
				54,031
Colorado - 1.7%
City & County of Denver Colorado Certificate Of Participation(Ê)	135	0.630	12/01/29	135
Cornerstar Metropolitan District General Obligation Unlimited	500	5.250	12/01/47	505
Denver Health & Hospital Authority Revenue Bonds(Ê)	1,000	1.289	12/01/33	877
Denver Health & Hospital Authority Revenue Bonds	1,500	5.250	12/01/45	1,591
Dominion Water & Sanitation District Revenue Bonds	500	5.250	12/01/27	511
Dominion Water & Sanitation District Revenue Bonds	500	5.750	12/01/36	514
Eaton Area Park & Recreation District General Obligation Limited	725	5.250	12/01/34	768
Eaton Area Park & Recreation District General Obligation Limited	525	5.500	12/01/38	562
Foothills Metropolitan District Special Assessment	500	6.000	12/01/38	510
Palisade Metropolitan District No. 2 General Obligation Limited	500	5.000	12/01/46	474
Park 70 Metropolitan District General Obligation Unlimited	1,000	5.000	12/01/36	1,054
				7,501
Connecticut - 0.1%
Mohegan Tribal Finance Authority Revenue Bonds	625	7.000	02/01/45	652

Delaware - 0.2%
County of Sussex Delaware Revenue Bonds	1,000	5.000	01/01/36	1,045

See accompanying notes which are an integral part of the financial statements.

492 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
District of Columbia - 0.8%
District of Columbia Revenue Bonds	145	6.250	10/01/23	154
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds	4,000	7.666	06/15/46	555
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds	2,475	5.000	10/01/53	2,602
				3,311
Florida - 7.2%
Anthem Park Community Development District Special Assessment	135	4.750	05/01/36	121
Avalon Groves Community Development District Special Assessment	150	6.000	05/01/48	147
Avelar Creek Community Development District Special Assessment	100	4.000	05/01/36	96
Bannon Lakes Community Development District Special Assessment	100	5.000	11/01/48	98
Bartram Park Community Development District Special Assessment	755	4.500	05/01/25	748
Bartram Park Community Development District Special Assessment	495	4.250	05/01/29	502
Bartram Park Community Development District Special Assessment	495	4.500	05/01/35	499
Bay Laurel Center Community Development District Special Assessment	100	4.000	05/01/37	95
Charlotte County Industrial Development Authority Revenue Bonds	250	5.500	10/01/36	240
City of Atlantic Beach Florida Revenue Bonds	1,000	5.000	11/15/37	1,032
City of Cape Coral Florida Water & Sewer Revenue Bonds	1,000	4.000	10/01/36	1,018
City of Tampa Florida Revenue Bonds	960	5.000	04/01/45	1,047
Concord Station Community Development District Special Assessment	275	3.625	05/01/35	250
Concord Station Community Development District Special Assessment	285	3.750	05/01/46	244
Concord Station Community Development District Special Assessment	100	4.750	05/01/46	92
Coronado Community Development District Special Assessment	25	4.000	05/01/31	25
Coronado Community Development District Special Assessment	44	4.250	05/01/38	44
County of Osceola Florida Revenue Bonds	3,700	6.000	10/01/24	2,678
Durbin Crossing Community Development District Special Assessment(µ)	75	3.750	05/01/34	75
Durbin Crossing Community Development District Special Assessment(µ)	125	4.000	05/01/37	126
Escambia County Health Facilities Authority Revenue Bonds	1,000	6.000	08/15/36	1,107
Fontainbleau Lakes Community Development District Special Assessment	45	4.000	05/01/31	45
Grand Bay at Doral Community Development District Special Assessment	75	4.750	05/01/36	74
Grand Bay at Doral Community Development District Special Assessment	75	5.000	05/01/46	74
Greater Orlando Aviation Authority Revenue Bonds	750	5.000	11/15/36	771
Hacienda Lakes Community Development District Special Assessment	100	4.625	05/01/46	93
Highlands Community Development District Special Assessment	200	4.250	05/01/36	195
Highlands Meadows II Community Development District Special Assessment	640	5.375	11/01/37	645
Highlands Meadows II Community Development District Special Assessment	140	5.500	11/01/47	141
Lakewood Ranch Stewardship District Special Assessment	100	4.000	05/01/21	101
Lakewood Ranch Stewardship District Special Assessment	100	4.250	05/01/26	100
Lakewood Ranch Stewardship District Special Assessment	1,000	4.875	05/01/35	1,002
Lakewood Ranch Stewardship District Special Assessment	100	5.000	05/01/36	101
Lakewood Ranch Stewardship District Special Assessment	100	5.000	05/01/37	99
Lakewood Ranch Stewardship District Special Assessment	150	5.250	05/01/37	151
Lakewood Ranch Stewardship District Special Assessment	440	5.125	05/01/46	430
Lakewood Ranch Stewardship District Special Assessment	100	5.125	05/01/47	99
Lakewood Ranch Stewardship District Special Assessment	175	5.375	05/01/47	176
Lee County Industrial Development Authority Revenue Bonds	750	5.000	11/15/29	751
Miami Beach Health Facilities Authority Revenue Bonds	2,250	5.000	11/15/39	2,404
Miami Health Facilities Authority Revenue Bonds	1,750	5.125	07/01/38	1,827
Miami World Center Community Development District Special Assessment	400	5.125	11/01/39	402
Miami World Center Community Development District Special Assessment	1,150	5.250	11/01/49	1,154

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 493

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Mid-Bay Bridge Authority Revenue Bonds	1,000	5.000	10/01/40	1,080
Orchid Grove Community Development District Special Assessment	970	3.625	05/01/21	960
Orchid Grove Community Development District Special Assessment	1,245	5.000	05/01/36	1,186
Palm Glades Community Development District Special Assessment	350	3.750	05/01/31	348
Reunion East Community Development District Special Assessment	750	5.000	05/01/25	794
Reunion East Community Development District Special Assessment	755	5.000	05/01/33	783
Reunion East Community Development District Special Assessment	200	6.600	05/01/33	204
South Kendall Community Development District Special Assessment	100	4.125	11/01/40	97
South-Dade Venture Community Development District Special Assessment	1,000	5.125	05/01/33	1,039
Talis Park Community Development District Special Assessment	140	4.000	05/01/33	130
Tapestry Community Development District Special Assessment	100	5.000	05/01/46	97
Tisons Landing Community Development District Special Assessment	230	3.375	05/01/32	205
Triple Creek Community Development District Special Assessment	60	5.250	11/01/27	60
Triple Creek Community Development District Special Assessment	80	6.125	11/01/46	78
TSR Community Development District Special Assessment	200	4.750	11/01/47	180
Two Creeks Community Development District Special Assessment	355	4.200	05/01/26	333
Two Creeks Community Development District Special Assessment	100	3.500	05/01/32	94
Two Creeks Community Development District Special Assessment	100	3.625	05/01/37	92
Venetian Community Development District Special Assessment	480	5.000	05/01/23	496
Verandah East Community Development District Special Assessment	200	4.000	05/01/31	186
Verano 1 Community Development Distrtict Special Assessment	250	4.750	11/01/25	244
Verano 1 Community Development Distrtict Special Assessment	250	5.125	11/01/35	239
Verano 1 Community Development Distrtict Special Assessment	250	5.250	11/01/46	237
Vizcaya in Kendall Community Development District Special Assessment	100	4.125	11/01/46	90
Volusia County Educational Facility Authority Revenue Bonds	240	5.000	06/01/45	263
Waterford Landing Community Development District Special Assessment	145	5.500	05/01/34	149
Waterford Landing Community Development District Special Assessment	150	5.750	05/01/44	156
Winding Cypress Community Development District Special Assessment	100	5.000	11/01/45	97
				31,036
Georgia - 1.3%
Cobb County Development Authority Revenue Bonds	1,500	5.000	07/15/38	1,597
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ)(Ê)	995	0.784	10/01/24	978
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ)(Ê)	1,225	0.834	10/01/33	1,067
Monroe County Development Authority Revenue Bonds(Ê)	1,000	1.170	11/01/48	1,000
Private Colleges & Universities Authority Revenue Bonds	1,000	5.000	10/01/40	1,031
				5,673
Guam - 1.8%
Guam Government Waterworks Authority Revenue Bonds	1,000	5.500	07/01/43	1,103
Guam Government Waterworks Authority Revenue Bonds	880	5.000	01/01/46	911
Territory of Guam Revenue Bonds	900	5.000	11/15/19	961
Territory of Guam Revenue Bonds	615	5.000	11/15/30	666
Territory of Guam Revenue Bonds	500	5.000	12/01/31	552
Territory of Guam Revenue Bonds	1,500	5.000	11/15/35	1,585
Territory of Guam Revenue Bonds	1,775	5.125	01/01/42	1,840
Territory of Guam Revenue Bonds	100	5.000	12/01/46	106
				7,724
Hawaii - 0.5%
State of Hawaii Department of Budget & Finance Revenue Bonds	2,210	5.000	01/01/30	2,229

Illinois - 9.1%

See accompanying notes which are an integral part of the financial statements.

494 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Chicago Board of Education Capital Improvement Tax Bonds	500	5.750	04/01/35	512
Chicago Board of Education General Obligation Unlimited	145	4.250	12/01/18	139
Chicago Board of Education General Obligation Unlimited(Ê)	1,000	7.500	03/01/26	1,004
Chicago Board of Education General Obligation Unlimited(µ)	1,000	5.000	12/01/27	1,022
Chicago Board of Education General Obligation Unlimited	795	5.000	12/01/28	661
Chicago Board of Education General Obligation Unlimited(µ)	305	5.078	12/01/29	172
Chicago Board of Education General Obligation Unlimited	150	5.125	12/01/32	126
Chicago Board of Education General Obligation Unlimited	100	5.250	12/01/35	84
Chicago Board of Education General Obligation Unlimited(Ê)	1,000	1.220	03/01/36	960
Chicago Board of Education General Obligation Unlimited	75	5.250	12/01/39	61
Chicago Board of Education General Obligation Unlimited	100	5.500	12/01/39	83
Chicago Board of Education General Obligation Unlimited	325	5.000	12/01/41	261
Chicago Board of Education General Obligation Unlimited	1,400	7.000	12/01/44	1,344
Chicago Board of Education General Obligation Unlimited	1,460	6.500	12/01/46	1,366
Chicago Board of Education Special Tax	450	6.000	04/01/46	469
Chicago O'Hare International Airport Revenue Bonds	1,000	5.000	01/01/46	1,067
Chicago Transit Authority Revenue Bonds	3,500	5.000	12/01/46	3,772
City of Chicago General Obligation Unlimited	235	5.000	01/01/33	227
City of Chicago Illinois General Obligation Unlimited(µ)	2,445	5.000	01/01/29	2,492
City of Chicago Illinois General Obligation Unlimited	250	5.500	01/01/31	252
City of Chicago Illinois General Obligation Unlimited	2,025	6.000	01/01/38	2,115
City of Chicago Illinois General Obligation Unlimited	2,465	5.500	01/01/42	2,438
City of Chicago Illinois Revenue Bonds	900	5.000	01/01/34	945
City of Chicago Illinois Revenue Bonds	3,000	5.250	01/01/38	3,112
City of Chicago Illinois Waterworks Revenue Bonds	100	5.000	11/01/29	110
City of Springfield Illinois Electric Revenue Bonds(µ)	775	4.000	03/01/40	781
Illinois Finance Authority Revenue Bonds(ae)	560	6.000	05/15/20	638
Illinois Finance Authority Revenue Bonds(Ê)	500	0.610	10/01/29	500
Illinois Finance Authority Revenue Bonds	1,375	5.000	05/15/31	1,443
Illinois Finance Authority Revenue Bonds	200	5.000	04/01/36	200
Illinois Finance Authority Revenue Bonds	400	5.000	12/01/36	400
Illinois Finance Authority Revenue Bonds	630	5.000	12/01/37	655
Illinois Finance Authority Revenue Bonds	1,000	6.500	04/01/39	1,055
Illinois Finance Authority Revenue Bonds	315	6.000	05/15/39	333
Illinois Finance Authority Revenue Bonds	350	6.500	10/15/40	364
Illinois Finance Authority Revenue Bonds	1,000	6.500	04/01/44	1,053
Illinois Finance Authority Revenue Bonds	100	5.000	09/01/46	106
Metropolitan Pier & Exposition Authority Revenue Bonds	1,000	5.000	12/15/28	1,038
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)	220	4.700	06/15/30	126
Metropolitan Pier & Exposition Authority Revenue Bonds	1,050	5.000	06/15/52	1,040
Springfield Metropolitan Sanitation District General Obligation Limited	1,000	5.750	01/01/53	1,133
State of Illinois General Obligation Unlimited	125	5.000	11/01/21	132
State of Illinois General Obligation Unlimited	1,000	5.000	05/01/29	1,026
State of Illinois General Obligation Unlimited(µ)	875	4.000	02/01/30	885
State of Illinois General Obligation Unlimited(µ)	265	4.000	02/01/31	266
Town of Cortland Illinois Special Service Areas No. 9 & 10 Special Tax	100	5.800	03/01/37	96
Village of Bourbonnais Illinois Revenue Bonds	1,000	5.000	11/01/44	1,010
Village of Bourbonnais Industrial Project Revenue Bonds	150	6.000	11/01/35	157

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 495

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Village of Bourbonnais Industrial Project Revenue Bonds	150	5.500	11/01/42	156
				39,387
Indiana - 3.1%
Indiana Finance Authority Revenue Bonds(Ê)	10,000	0.530	11/01/39	10,000
Indiana Finance Authority Revenue Bonds	600	5.500	08/15/40	634
Indiana Finance Authority Revenue Bonds	2,000	5.000	10/01/44	2,107
Indiana Finance Authority Revenue Bonds	405	5.500	08/15/45	428
Indiana Municipal Power Agency Revenue Bonds	250	5.000	01/01/42	281
				13,450
Iowa - 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds	160	5.375	06/01/38	160
Xenia Rural Water District Revenue Bonds	250	5.000	12/01/36	272
				432
Kentucky - 0.7%
County of Ohio Kentucky Revenue Bonds	1,735	6.000	07/15/31	1,730
Kentucky Economic Development Finance Authority Revenue Bonds	750	6.500	03/01/45	810
Louisville/Jefferson County Metropolitan Government Revenue Bonds	425	4.000	10/01/34	432
Louisville/Jefferson County Metropolitan Government Revenue Bonds	250	4.000	10/01/36	252
				3,224
Louisiana - 3.0%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(Ê)	1,000	0.500	08/01/35	1,000
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(Ê)	3,000	0.700	12/01/40	3,000
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)	80	5.000	10/01/39	88
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)	150	4.000	10/01/41	150
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds	750	6.000	10/01/44	824
Louisiana Public Facilities Authority Revenue Bonds	250	4.000	05/15/19	261
Louisiana Public Facilities Authority Revenue Bonds	300	4.000	05/15/20	321
Louisiana Public Facilities Authority Revenue Bonds(Ê)	4,280	0.870	04/02/23	4,280
Louisiana Public Facilities Authority Revenue Bonds	400	3.375	09/01/28	401
Louisiana Public Facilities Authority Revenue Bonds	375	3.500	06/01/30	375
New Orleans Aviation Board Revenue Bonds	2,000	5.000	01/01/45	2,153
				12,853
Maine - 0.5%
Maine Health & Higher Education Facilities Authority Revenue Bonds	2,000	5.000	07/01/33	2,061

Maryland - 2.2%
City of Baltimore Maryland Revenue Bonds(µ)	175	5.250	09/01/39	175
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	730	4.000	07/01/20	774
Maryland Health & Higher Educational Facilities Authority Revenue Bonds(Ê)	6,600	0.510	04/01/35	6,600
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	600	5.250	01/01/37	661
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	1,000	5.000	07/01/45	1,070
				9,280
Massachusetts - 2.4%
Massachusetts Development Finance Agency Revenue Bonds	1,415	5.000	09/01/35	1,480
Massachusetts Development Finance Agency Revenue Bonds	1,580	5.000	10/01/35	1,711
Massachusetts Development Finance Agency Revenue Bonds	1,545	5.000	07/01/44	1,636
Massachusetts Development Finance Agency Revenue Bonds	335	5.000	07/01/46	357
Massachusetts Development Finance Agency Revenue Bonds	2,000	5.000	01/01/47	2,182
Massachusetts Development Finance Agency Revenue Bonds	1,000	5.000	10/01/48	1,063

See accompanying notes which are an integral part of the financial statements.

496 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Massachusetts Port Authority Revenue Bonds(µ)	2,000	5.000	01/01/27	2,033
				10,462
Michigan - 3.2%
City of Detroit Michigan Sewage Disposal System Revenue Bonds(µ)	500	5.000	07/01/39	545
City of Detroit Michigan Sewage Disposal System Revenue Bonds	2,010	5.250	07/01/39	2,224
City of Detroit Michigan Water Supply System Revenue Bonds	200	5.000	07/01/36	212
City of Detroit Michigan Water Supply System Revenue Bonds	1,370	5.000	07/01/41	1,442
Michigan Finance Authority Revenue Bonds	1,000	3.875	10/01/23	1,057
Michigan Finance Authority Revenue Bonds	300	5.000	07/01/33	327
Michigan Finance Authority Revenue Bonds(µ)	1,000	5.000	07/01/36	1,100
Michigan Finance Authority Revenue Bonds	1,815	5.500	11/15/45	1,889
Michigan Tobacco Settlement Finance Authority Revenue Bonds	175	5.125	06/01/22	174
Michigan Tobacco Settlement Finance Authority Revenue Bonds	2,500	6.000	06/01/34	2,419
Michigan Tobacco Settlement Finance Authority Revenue Bonds	100	6.000	06/01/48	96
Michigan Tobacco Settlement Finance Authority Revenue Bonds	5,500	8.588	06/01/52	305
Michigan Tobacco Settlement Finance Authority Revenue Bonds	23,650	9.111	06/01/52	1,610
Ypsilanti School District General Obligation Unlimited	300	5.000	05/01/22	340
				13,740
Minnesota - 2.1%
City of Blaine Minnesota Revenue Bonds	2,000	6.125	07/01/45	2,054
City of Ham Lake Minnesota Revenue Bonds	2,000	5.000	11/01/36	2,029
Housing & Redevelopment Authority of The City of State Paul Minnesota Revenue
Bonds	350	6.000	09/01/51	354
Minnesota Agricultural & Economic Development Board Revenue Bonds(Ê)	2,560	0.870	09/01/21	2,560
State Paul Housing & Redevelopment Authority Revenue Bonds	2,000	5.250	11/15/35	2,124
				9,121
Mississippi - 0.2%
Mississippi Business Finance Corp. Revenue Bonds(Ê)	1,000	0.600	12/01/30	1,000

Missouri - 0.8%
Branson Industrial Development Authority Tax Allocation	110	5.500	06/01/29	107
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds	1,140	4.000	02/01/37	1,099
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds	1,410	5.000	05/01/40	1,485
State Louis County Industrial Development Authority Revenue Bonds	650	5.000	08/15/30	657
				3,348
Nevada - 0.1%
Henderson Local Improvement Districts Special Assessment	50	4.000	09/01/35	46
Las Vegas Redevelopment Agency Tax Allocation	250	5.000	06/15/45	273
Las Vegas Special Improvement District 607 Special Assessment	255	5.000	06/01/24	274
				593
New Hampshire - 0.1%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	500	5.000	10/01/36	526

New Jersey - 5.5%
New Jersey Economic Development Authority Revenue Bonds	500	5.000	07/01/32	536
New Jersey Economic Development Authority Revenue Bonds	500	5.000	06/01/36	501
New Jersey Economic Development Authority Revenue Bonds	1,900	5.000	07/01/38	2,012
New Jersey Economic Development Authority Revenue Bonds	1,500	5.375	01/01/43	1,665
New Jersey Economic Development Authority Revenue Bonds	100	5.000	07/01/47	106
New Jersey Economic Development Authority Revenue Bonds	1,250	5.000	01/01/48	1,312
New Jersey Educational Facilities Authority Revenue Bonds	1,000	5.000	07/01/46	969

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 497

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New Jersey Health Care Facilities Financing Authority Revenue Bonds	100	5.000	07/01/30	111
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	300	4.125	07/01/38	303
New Jersey Health Care Facilities Financing Authority Revenue Bonds	500	6.625	07/01/38	532
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	150	5.000	07/01/46	162
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	675	4.342	12/15/27	433
New Jersey Transportation Trust Fund Authority Revenue Bonds	165	5.000	06/15/30	174
New Jersey Transportation Trust Fund Authority Revenue Bonds	3,000	5.000	06/15/31	3,062
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)(Ê)	500	0.010	12/15/33	234
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	225	4.823	12/15/34	99
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	4,075	5.130	12/15/35	1,590
New Jersey Transportation Trust Fund Authority Revenue Bonds	550	5.591	12/15/35	200
New Jersey Transportation Trust Fund Authority Revenue Bonds	125	5.632	12/15/36	43
New Jersey Transportation Trust Fund Authority Revenue Bonds	675	5.000	06/15/38	679
New Jersey Transportation Trust Fund Authority Revenue Bonds	400	5.500	06/15/41	417
New Jersey Transportation Trust Fund Authority Revenue Bonds	945	5.000	06/15/42	946
South Jersey Transportation Authority LLC Revenue Bonds	315	5.000	11/01/26	352
South Jersey Transportation Authority LLC Revenue Bonds	1,945	5.000	11/01/39	2,062
Tobacco Settlement Financing Corp. Revenue Bonds	1,430	4.750	06/01/34	1,399
Tobacco Settlement Financing Corp. Revenue Bonds	3,805	5.000	06/01/41	3,706
				23,605
New Mexico - 0.0%
City of Farmington Pollution Control Revenue Bonds	100	6.250	06/01/40	111

New York - 4.7%
Brooklyn Arena Local Development Corp. Revenue Bonds(µ)	30	3.000	07/15/43	26
City of New York General Obligation Unlimited(Ê)	350	0.700	06/01/44	350
City of New York New York General Obligation Unlimited(Ê)	300	0.440	01/01/36	300
City of New York New York General Obligation Unlimited(Ê)	350	0.860	08/01/38	350
County of Chautauqua Industrial Development Agency Revenue Bonds	650	5.875	04/01/42	679
Dutchess County Industrial Development Agency Revenue Bonds	1,200	4.500	08/01/36	971
Metropolitan Transportation Authority Revenue Bonds(µ)(Ê)	500	0.880	11/01/31	500
New York City Industrial Development Agency Revenue Bonds(µ)	2,175	5.000	01/01/39	2,180
New York City Municipal Water Finance Authority Water & Sewer System Revenue
Bonds(Ê)	350	0.040	06/15/50	350
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds(Ê)	350	0.700	02/01/45	350
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds(Ê)	300	0.700	11/01/36	300
New York City Water & Sewer System Revenue Bonds(Ê)	300	0.700	06/15/43	300
New York City Water & Sewer System Revenue Bonds(Ê)	350	0.730	06/15/50	350
New York Liberty Development Corp. Revenue Bonds	300	5.375	11/15/40	328
New York Liberty Development Corp. Revenue Bonds	2,400	5.000	11/15/44	2,549
New York Liberty Development Corp. Revenue Bonds	1,500	7.250	11/15/44	1,799
New York State Dormitory Authority Revenue Bonds	375	5.000	02/15/27	457
New York State Dormitory Authority Revenue Bonds	900	5.000	12/01/29	995
New York State Dormitory Authority Revenue Bonds	400	5.000	12/01/35	429
New York Transportation Development Corp. Revenue Bonds	350	5.000	08/01/21	385
New York Transportation Development Corp. Revenue Bonds	500	5.000	08/01/26	530
New York Transportation Development Corp. Revenue Bonds	500	5.000	08/01/31	526
New York Transportation Development Corp. Revenue Bonds	1,000	5.000	07/01/41	1,072
New York Transportation Development Corp. Revenue Bonds	2,100	5.000	07/01/46	2,243
New York Transportation Development Corp. Revenue Bonds	1,000	5.250	01/01/50	1,082

See accompanying notes which are an integral part of the financial statements.

498 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New York Transportation Development Corp. Revenue Bonds(µ)	300	4.000	01/01/51	290
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds	250	6.000	06/01/48	257
Westchester County Local Development Corp. Revenue Bonds	125	5.000	11/01/46	132
				20,080
North Carolina - 0.3%
North Carolina Turnpike Authority Revenue Bonds	1,000	5.000	07/01/51	1,082

North Dakota - 0.2%
County of Burleigh North Dakota Revenue Bonds	705	5.200	04/15/46	701

Ohio - 4.5%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,930	5.125	06/01/24	2,793
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,300	5.375	06/01/24	1,254
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,840	5.875	06/01/30	2,733
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,675	5.750	06/01/34	1,599
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	4,850	Zero coupon	06/01/47	318
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	160	5.875	06/01/47	153
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	17,545	Zero coupon	06/01/52	446
County of Montgomery Ohio Revenue Bonds(Ê)	6,660	0.570	11/15/39	6,660
County of Montgomery Ohio Revenue Bonds(Ê)	3,230	0.590	11/15/39	3,230
				19,186
Oklahoma - 1.4%
Norman Regional Hospital Authority Revenue Bonds	1,500	5.000	09/01/37	1,632
Oklahoma Development Finance Authority Revenue Bonds	1,675	5.000	08/01/47	1,784
Oklahoma Development Finance Authority Revenue Bonds	425	5.000	08/01/52	452
Oklahoma Development Finance Authority Revenue Bonds	125	5.250	08/01/57	135
Tulsa Airports Improvement Trust Revenue Bonds(Ê)	1,000	5.000	06/01/35	1,063
Tulsa County Industrial Authority Revenue Bonds	1,000	5.250	11/15/37	1,077
				6,143
Oregon - 1.3%
Astoria Hospital Facilities Authority Revenue Bonds	1,000	5.000	08/01/41	1,061
Oregon State Facilities Authority Revenue Bonds	1,000	5.000	10/01/36	1,051
Oregon State Facilities Authority Revenue Bonds	2,500	5.000	04/01/45	2,769
Oregon State Facilities Authority Revenue Bonds	500	5.000	10/01/46	534
				5,415
Pennsylvania - 4.9%
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds	1,000	5.000	05/01/42	1,035
City of Erie Higher Education Building Authority Revenue Bonds	2,065	5.000	09/15/33	2,131
City of Harrisburg Pennsylvania General Obligation Unlimited(µ)	285	4.697	09/15/22	223
City of Scranton Pennsylvania General Obligation Unlimited	100	5.000	11/15/32	103
Clairton Municipal Authority Revenue Bonds	240	5.000	12/01/42	259
East Hempfield Township Industrial Development Authority Revenue Bonds	600	5.000	07/01/45	613
Geisinger Authority Revenue Bonds(Ê)	100	0.956	05/01/37	84
Huntingdon County General Authority Revenue Bonds	1,000	5.000	05/01/46	1,037
Lancaster County Hospital Authority Revenue Bonds	1,000	5.250	07/01/41	1,066
Latrobe Industrial Development Authority Revenue Bonds	1,375	5.000	05/01/43	1,448
Montgomery County Industrial Development Authority Revenue Bonds	1,530	5.000	11/15/36	1,653
Montgomery County Industrial Development Authority Revenue Bonds	1,700	5.250	01/15/46	1,791
Northampton County General Purpose Authority Revenue Bonds	1,000	5.000	10/01/36	1,086
Pennsylvania Economic Development Financing Authority Revenue Bonds	2,000	5.000	09/01/20	2,008
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,250	5.000	06/30/42	1,355

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 499

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	365	5.000	07/01/31	397
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	355	6.250	09/01/33	386
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	950	5.500	07/15/43	1,032
Pennsylvania Turnpike Commission Revenue Bonds	1,250	5.000	12/01/40	1,374
Scranton Redevelopment Authority Revenue Bonds	100	5.000	11/15/28	101
Scranton School District General Obligation Unlimited(µ)	2,000	4.250	06/01/37	2,046
				21,228
Puerto Rico - 5.8%
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	540	5.500	07/01/19	564
Commonwealth of Puerto Rico General Obligation Unlimited	110	5.000	07/01/21	68
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	320	5.250	07/01/24	341
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	100	5.000	07/01/31	105
Commonwealth of Puerto Rico General Obligation Unlimited	130	5.125	07/01/31	80
Commonwealth of Puerto Rico General Obligation Unlimited	1,235	5.000	07/01/35	1,188
Commonwealth of Puerto Rico General Obligation Unlimited	1,250	8.000	07/01/35	781
Commonwealth of Puerto Rico General Obligation Unlimited	720	6.000	07/01/39	441
Commonwealth of Puerto Rico General Obligation Unlimited	180	6.000	07/01/40	108
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds(µ)	265	5.000	07/01/28	271
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	20	5.000	07/01/30	16
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	50	5.000	07/01/33	40
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	3,030	5.250	07/01/42	2,423
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	100	6.000	07/01/44	83
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	150	6.000	07/01/47	122
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	100	5.000	07/01/17	100
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	2,050	5.000	07/01/31	2,051
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	125	4.500	07/01/36	123
Puerto Rico Electric Power Authority Revenue Bonds(µ)	270	5.000	07/01/22	275
Puerto Rico Electric Power Authority Revenue Bonds(µ)(Ê)	1,440	0.738	07/01/29	1,145
Puerto Rico Highway s & Transportation Authority Revenue Bonds(µ)	125	5.250	07/01/31	132
Puerto Rico Highway s & Transportation Authority Revenue Bonds	500	5.250	07/01/33	558
Puerto Rico Highways & Transportation Authority Revenue Bonds	420	5.000	07/01/28	375
Puerto Rico Highways & Transportation Authority Revenue Bonds	205	5.000	07/01/32	54
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	160	4.750	07/01/38	159
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	3,750	5.250	07/01/38	3,922
Puerto Rico Highways & Transportation Authority Revenue Bonds	180	5.000	07/01/42	48
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	255	5.500	07/01/17	256
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	2,230	5.500	07/01/23	2,387
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	675	6.149	07/01/35	228
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	1,500	5.250	07/01/21	1,614
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	425	6.000	07/01/24	439
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	115	6.750	08/01/16	44
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	155	6.250	08/01/19	40
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	360	5.375	08/01/39	120
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	1,425	5.250	08/01/41	472
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(µ)	14,125	5.953	08/01/45	2,824
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	235	6.125	08/01/19	62
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	900	13.321	08/01/34	93
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	900	12.592	08/01/35	93
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	200	11.873	08/01/37	19

See accompanying notes which are an integral part of the financial statements.

500 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	780	6.000	08/01/42	283
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	610	6.500	08/01/44	238
				24,785
Rhode Island - 0.4%
Rhode Island Health & Educational Building Corp. Revenue Bonds	500	5.000	05/15/39	527
Tobacco Settlement Financing Corp. Revenue Bonds(Ê)	4,000	0.010	06/01/52	418
Tobacco Settlement Financing Corp. Revenue Bonds	12,000	8.861	06/01/52	756
				1,701
South Carolina - 0.1%
South Carolina Ports Authority Revenue Bonds	125	5.250	07/01/55	136
South Carolina State Public Service Authority Revenue Bonds	250	5.250	12/01/55	271
				407
Tennessee - 1.1%
Bristol Industrial Development Board Revenue Bonds	100	5.000	12/01/35	97
Bristol Industrial Development Board Revenue Bonds	300	5.125	12/01/42	287
Chattanooga-Hamilton County Hospital Authority Revenue Bonds	2,000	5.000	10/01/44	2,074
Johnson City Health & Educational Facilities Board Revenue Bonds	1,000	5.000	08/15/42	1,055
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	100	5.000	07/01/40	111
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	1,000	5.000	10/01/41	1,102
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	100	5.000	07/01/46	110
				4,836
Texas - 4.8%
Austin Convention Enterprises, Inc. Revenue Bonds(µ)	1,690	4.300	01/01/33	1,690
Austin Convention Enterprises, Inc. Revenue Bonds(µ)	785	5.000	01/01/34	786
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	50	5.250	12/01/35	53
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	65	5.000	12/01/40	67
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	50	5.000	12/01/45	51
Central Texas Regional Mobility Authority Revenue Bonds	100	5.000	01/01/45	109
Central Texas Regional Mobility Authority Revenue Bonds	100	5.000	01/01/46	110
Central Texas Turnpike System Revenue Bonds	3,000	5.000	08/15/42	3,293
City of Aubrey Texas Revenue Bonds	700	7.250	09/01/45	679
City of Celina Texas Special Assessment	50	6.250	09/01/45	51
City of Celina Texas Special Assessment	100	7.500	09/01/45	109
City of Houston Texas Airport System Revenue Bonds	500	5.000	07/01/29	535
City of Houston Texas Airport System Revenue Bonds	1,000	5.000	07/15/30	1,073
City of Houston Texas Airport System Revenue Bonds	1,000	5.000	07/15/35	1,049
Clifton Higher Education Finance Corp. Revenue Bonds	500	5.000	12/01/45	521
Decatur Hospital Authority Revenue Bonds	200	5.250	09/01/44	209
Grand Parkway Transportation Corp. Revenue Bonds	2,500	5.500	04/01/53	2,787
Kaufman County Fresh Water Supply District No. 1-C(µ)	185	4.000	09/01/35	186
Midlothian Industrial Development Corp. Revenue Bonds(Ê)	700	0.730	08/01/34	700
New Hope Cultural Education Facilities Corp. Revenue Bonds	55	5.000	04/01/36	58
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,500	4.750	04/01/46	1,502
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	500	5.375	11/15/36	470
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	200	5.000	07/01/47	211
North East Texas Regional Mobility Authority Revenue Bonds	385	5.000	01/01/41	412
Red River Education Finance Corp. Texas Education Revenue Bonds	1,000	5.500	10/01/46	1,098
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	200	5.000	05/15/45	198

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 501

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal				Fair
	Amount ($)		Rate	Date of	Value
	or Shares		%	Maturity	$
Texas City Industrial Development Corp. Revenue Bonds	1,000		4.125	12/01/45	925
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	750		6.250	12/15/26	905
Texas State Transportation Revenue Bonds	100		5.000	12/31/50	108
Texas State Transportation Revenue Bonds	100		5.000	12/31/55	107
Viridian Municipal Management District Special Assessment	86		4.000	12/01/21	89
Viridian Municipal Management District Special Assessment	385		4.750	12/01/43	371
					20,512
Utah - 0.4%
Salt Lake City Corp. Airport Revenue Bonds	1,350		5.000	07/01/47	1,518

Vermont - 0.3%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds	1,050		5.000	10/01/42	1,112

Virgin Islands - 1.3%
Virgin Islands Public Finance Authority Revenue Bonds(µ)	2,000		4.000	10/01/22	2,050
Virgin Islands Public Finance Authority Revenue Bonds	875		5.000	10/01/25	761
Virgin Islands Public Finance Authority Revenue Bonds	180		5.000	10/01/29	154
Virgin Islands Public Finance Authority Revenue Bonds	2,220		5.000	10/01/32	1,721
Virgin Islands Public Finance Authority Revenue Bonds	1,000		6.750	10/01/37	805
Virgin Islands Public Finance Authority Revenue Bonds	200		5.000	10/01/39	150
Virgin Islands Water & Power Authority - Electric System Revenue Bonds	250		5.000	07/01/31	150
					5,791
Virginia - 0.5%
Tobacco Settlement Financing Corp. Revenue Bonds	1,000		5.200	06/01/46	968
Tobacco Settlement Financing Corp. Revenue Bonds	125		5.000	06/01/47	119
Tobacco Settlement Financing Corp. Revenue Bonds	7,625		11.642	06/01/47	688
Virginia Small Business Financing Authority Revenue Bonds	180		5.000	01/01/40	188
					1,963
Washington - 2.4%
Washington Health Care Facilities Authority Revenue Bonds(Ê)	8,950		0.780	08/15/41	8,950
Whidbey Island Public Hospital District General Obligation Unlimited	1,500		5.500	12/01/33	1,588
					10,538
Wisconsin - 0.9%
Oregon Public Finance Authority Revenue Bonds	630		5.250	05/15/37	666
Oregon Public Finance Authority Revenue Bonds	750		5.250	05/15/42	789
Public Finance Authority Revenue Bonds	300		3.000	11/15/22	301
Public Finance Authority Revenue Bonds	100		4.300	11/01/30	101
Public Finance Authority Revenue Bonds	500		5.000	07/01/42	513
Public Finance Authority Revenue Bonds	1,000		5.875	04/01/45	1,032
Public Finance Authority Revenue Bonds	340		5.250	07/01/47	352
					3,754
Total Municipal Bonds (cost $413,321)					419,643

Short-Term Investments - 0.1%
U.S. Cash Management Fund	517,554	(8)			518
Total Short-Term Investments (cost $518)					518

Total Investments 97.6% (identified cost $413,839)					420,161
Other Assets and Liabilities, Net - 2.4%					10,319
Net Assets - 100.0%					430,480

See accompanying notes which are an integral part of the financial statements.

502 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.7%
Bristol Industrial Development Board Revenue Bonds	11/10/16	300,000	96.54	290	287
Bristol Industrial Development Board Revenue Bonds	11/10/16	100,000	97.63	98	97
California Statewide Communities Development Authority Revenue Bonds	04/28/16	250,000	104.33	261	267
Charlotte County Industrial Development Authority Revenue Bonds	12/09/15	250,000	98.82	247	240
Commonwealth of Puerto Rico General Obligation Unlimited	06/02/15	130,000	71.35	93	80
Commonwealth of Puerto Rico General Obligation Unlimited	06/03/15	720,000	65.76	473	441
Commonwealth of Puerto Rico General Obligation Unlimited	06/03/15	235,000	69.54	163	144
Commonwealth of Puerto Rico General Obligation Unlimited	06/03/15	110,000	80.62	89	68
Commonwealth of Puerto Rico General Obligation Unlimited	06/04/15	180,000	70.98	128	108
Commonwealth of Puerto Rico General Obligation Unlimited	10/31/16	1,250,000	65.13	814	781
Mohegan Tribal Finance Authority Revenue Bonds	01/25/17	625,000	99.08	619	652
					3,165
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Interest Rate Swap Contracts

Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Morgan Stanley	USD	4,700	Three Month MIBOR	2.250%	12/21/41	203
Morgan Stanley	USD	4,600	Three Month MIBOR	1.750%	06/21/47	794
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $506 (å)						997

Presentation of Portfolio Holdings

Amount in thousands
			Fair Value
					Practical
Portfolio Summary	Level 1		Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Municipal Bonds
Alabama		$—	$6,279	$—	$—	$6,279	1.5
Alaska		—	2,825	—	—	2,825	0.7
Arizona		—	3,392	—	—	3,392	0.8
California		—	54,031	—	—	54,031	12.5
Colorado		—	7,501	—	—	7,501	1.7
Connecticut		—	652	—	—	652	0.1
Delaware		—	1,045	—	—	1,045	0.2
District of Columbia		—	3,311	—	—	3,311	0.8
Florida		—	31,036	—	—	31,036	7.2
Georgia		—	5,673	—	—	5,673	1.3
Guam		—	7,724	—	—	7,724	1.8
Hawaii		—	2,229	—	—	2,229	0.5
Illinois		—	39,387	—	—	39,387	9.1
Indiana		—	13,450	—	—	13,450	3.1
Iowa		—	432	—	—	432	0.1
Kentucky		—	3,224	—	—	3,224	0.7
Louisiana		—	12,853	—	—	12,853	3.0
Maine		—	2,061	—	—	2,061	0.5

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 503

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amount in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Maryland	—	9,280	—	—	9,280	2.2
Massachusetts	—	10,462	—	—	10,462	2.4
Michigan	—	13,740	—	—	13,740	3.2
Minnesota	—	9,121	—	—	9,121	2.1
Mississippi	—	1,000	—	—	1,000	0.2
Missouri	—	3,348	—	—	3,348	0.8
Nevada	—	593	—	—	593	0.1
New Hampshire	—	526	—	—	526	0.1
New Jersey	—	23,605	—	—	23,605	5.5
New Mexico	—	111	—	—	111	—*
New York	—	20,080	—	—	20,080	4.7
North Carolina	—	1,082	—	—	1,082	0.3
North Dakota	—	701	—	—	701	0.2
Ohio	—	19,186	—	—	19,186	4.5
Oklahoma	—	6,143	—	—	6,143	1.4
Oregon	—	5,415	—	—	5,415	1.3
Pennsylvania	—	21,228	—	—	21,228	4.9
Puerto Rico	—	24,785	—	—	24,785	5.8
Rhode Island	—	1,701	—	—	1,701	0.4
South Carolina	—	407	—	—	407	0.1
Tennessee	—	4,836	—	—	4,836	1.1
Texas	—	20,512	—	—	20,512	4.8
Utah	—	1,518	—	—	1,518	0.4
Vermont	—	1,112	—	—	1,112	0.3
Virgin Islands	—	5,791	—	—	5,791	1.3
Virginia	—	1,963	—	—	1,963	0.5
Washington	—	10,538	—	—	10,538	2.4
Wisconsin	—	3,754	—	—	3,754	0.9
Short-Term Investments	—	—	—	518	518	0.1
Total Investments	$—	$419,643	$—	$518	$420,161	97.6
Other Assets and Liabilities, Net						2.4
						100.0

Other Financial Instruments
Assets
Interest Rate Swap Contracts	—	997	—	—	997	0.2
Total Other Financial Instruments**	$—	$997	$—	$—	$997

See accompanying notes which are an integral part of the financial statements.

504 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 505

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

Interest Rate
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Interest rate swap contracts, at fair value	$997

Interest Rate
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Interest rate swap contracts	$117

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Interest rate swap contracts	$401

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

506 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	$997	$ — $	997
Total Financial and Derivative Assets		997	—	997
Financial and Derivative Assets not subject to a netting agreement		(997)	—	(997)
Total Financial and Derivative Assets subject to a netting agreement		$—	$ — $	—

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 507

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$413,839
Investments, at fair value(>)	420,161
Cash	4,046
Cash (restricted)(a)	181
Receivables:
Dividends and interest	5,251
Dividends from affiliated funds	1
Investments sold	188
Fund shares sold	1,466
Prepaid expenses	4
Interest rate swap contracts, at fair value(•)	997
Total assets	432,295

Liabilities
Payables:
Investments purchased	1,350
Fund shares redeemed	193
Accrued fees to affiliates	196
Other accrued expenses	76
Total liabilities	1,815

Net Assets	$430,480

See accompanying notes which are an integral part of the financial statements.

508 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1,393
Accumulated net realized gain (loss)	(650)
Unrealized appreciation (depreciation) on:
Investments	6,322
Interest rate swap contracts	491
Shares of beneficial interest	419
Additional paid-in capital	422,505
Net Assets	$430,480

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.27
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$10.67
Class A — Net assets	$2,573,501
Class A — Shares outstanding ($.01 par value)	250,464
Net asset value per share: Class C(#)	$10.26
Class C — Net assets	$1,479,716
Class C — Shares outstanding ($.01 par value)	144,208
Net asset value per share: Class E(#)	$10.31
Class E — Net assets	$256,370
Class E — Shares outstanding ($.01 par value)	24,873
Net asset value per share: Class S(#)	$10.28
Class S — Net assets	$423,484,474
Class S — Shares outstanding ($.01 par value)	41,199,898
Net asset value per share: Class T(#)	$10.27
Class T — Net assets	$2,685,954
Class T — Shares outstanding ($.01 par value)	261,452
Amounts in thousands
(•) Interest rate swap contracts - premiums paid (received)	$506
(>) Investments in affiliates, U.S. Cash Management Fund	$518

(a) Cash Collateral for Swaps	$181
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 509

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends from affiliated funds	$35
Interest	7,904
Total investment income	7,939

Expenses
Advisory fees	871
Administrative fees	84
Custodian fees	52
Distribution fees - Class A	3
Distribution fees - Class C	6
Transfer agent fees - Class A	2
Transfer agent fees - Class C	1
Transfer agent fees - Class E	8
Transfer agent fees - Class S	337
Transfer agent fees - Class T	—**
Professional fees	36
Registration fees	44
Shareholder servicing fees - Class C	2
Shareholder servicing fees - Class E	10
Trustees’ fees	4
Printing fees	14
Miscellaneous	6
Expenses before reductions	1,480
Expense reductions	(345)
Net expenses	1,135
Net investment income (loss)	6,804

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(768)
Interest rate swap contracts	117
Net realized gain (loss)	(651)
Net change in unrealized appreciation (depreciation) on:
Investments	(7,251)
Interest rate swap contracts	401
Net change in unrealized appreciation (depreciation)	(6,850)
Net realized and unrealized gain (loss)	(7,501)
Net Increase (Decrease) in Net Assets from Operations	$(697)

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

510 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,804	$11,066
Net realized gain (loss)	(651)	503
Net change in unrealized appreciation (depreciation)	(6,850)	11,739
Net increase (decrease) in net assets from operations	(697)	23,308

Distributions
From net investment income
Class A	(38)	(60)
Class C	(22)	(38)
Class E	(172)	(629)
Class S	(6,365)	(10,093)
Class T	(—)**	—
From net realized gain
Class A	(3)	(1)
Class C	(2)	(1)
Class E	(28)	(13)
Class S	(467)	(190)
Net decrease in net assets from distributions	(7,097)	(11,025)

Share Transactions*
Net increase (decrease) in net assets from share transactions	115,556	61,150
Total Net Increase (Decrease) in Net Assets	107,762	73,433

Net Assets
Beginning of period	322,718	249,285
End of period	$430,480	$322,718
Undistributed (overdistributed) net investment income included in net assets	$1,393	$1,186

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 511

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	63	$637	86	$895
Proceeds from reinvestment of distributions	3	32	6	58
Payments for shares redeemed	(3)	(28)	(19)	(199)
Net increase (decrease)	63	641	73	754
Class C
Proceeds from shares sold	42	425	290	3,042
Proceeds from reinvestment of distributions	2	23	4	38
Payments for shares redeemed	(98)	(991)	(145)	(1,517)
Net increase (decrease)	(54)	(543)	149	1,563
Class E
Proceeds from shares sold	68	695	290	3,038
Proceeds from reinvestment of distributions	20	199	61	639
Payments for shares redeemed	(1,794)	(18,171)	(256)	(2,676)
Net increase (decrease)	(1,706)	(17,277)	95	1,001
Class S
Proceeds from shares sold	16,277	165,079	11,243	117,796
Proceeds from reinvestment of distributions	672	6,801	981	10,233
Payments for shares redeemed	(4,117)	(41,822)	(6,705)	(70,197)
Net increase (decrease)	12,832	130,058	5,519	57,832
Class T(1)
Proceeds from shares sold	262	2,681	—	—
Proceeds from reinvestment of distributions	—	1	—	—
Payments for shares redeemed	(1)	(5)	—	—
Net increase (decrease)	261	2,677	—	—
Total increase (decrease)	11,396	$115,556	5,836	$61,150

(1) For the period March 17, 2017 (commencement of operations) to April 30, 2017.

See accompanying notes which are an integral part of the financial statements.

512 Tax-Exempt High Yield Bond Fund

(This page intentionally left blank)

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2017*	10.58	.18	(.29)	(.11)	(.18)	(.02)
October 31, 2016	10.11	.38	.48	.86	(.38)	(.01)
October 31, 2015(7)	10.00	.13	.08	.21	(.10)	—

Class C
April 30, 2017*	10.56	.15	(.29)	(.14)	(.14)	(.02)
October 31, 2016	10.10	.30	.48	.78	(.31)	(.01)
October 31, 2015(7)	10.00	.12	.06	.18	(.08)	—

Class E
April 30, 2017*	10.59	.18	(.29)	(.11)	(.15)	(.02)
October 31, 2016	10.11	.38	.48	.86	(.37)	(.01)
October 31, 2015(7)	10.00	.16	.05	.21	(.10)	—

Class S
April 30, 2017*	10.59	.20	(.30)	(.10)	(.19)	(.02)
October 31, 2016	10.11	.41	.48	.89	(.40)	(.01)
October 31, 2015(7)	10.00	.15	.07	.22	(.11)	—

Class T
April 30, 2017(10)	10.13	.05	.12	.17	(.03)	—

See accompanying notes which are an integral part of the financial statements.

514 Tax-Exempt High Yield Bond Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(.20)	10.27	(.99)	2,574	1.09	.89	3.67	25
(.39)	10.58	8.59	1,980	1.13	.89	3.63	22
(.10)	10.11	2.11	1,155	1.12	.89	3.16	23

(.16)	10.26	(1.32)	1,480	1.84	1.64	2.92	25
(.32)	10.56	7.79	2,096	1.88	1.64	2.86	22
(.08)	10.10	1.82	498	1.88	1.64	2.82	23

(.17)	10.31	(.98)	256	1.08	.88	3.65	25
(.38)	10.59	8.68	18,321	1.13	.89	3.64	22
(.10)	10.11	2.13	16,539	1.15	.89	3.81	23

(.21)	10.28	(.86)	423,484.84		.64	3.92	25
(.41)	10.59	8.95	300,321.88		.64	3.89	22
(.11)	10.11	2.20	231,093.88		.64	3.57	23

(.03)	10.27	1.71	2,686.84		.54	4.17	25

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt High Yield Bond Fund 515

Russell Investment Company
Tax-Exempt High Yield Bond Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$106,232
Administration fees	16,759
Distribution fees	1,372
Shareholder servicing fees	337
Transfer agent fees	69,336
Trustee fees	2,137
$196,173

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U.S. Cash Management Fund	$15,912	$123,513	$138,908	$3	$(2)	$518	$35	$—
	$15,912	$123,513	$138,908	$3	$(2)	$518	$35	$—

Federal Income Taxes (Unaudited)

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$413,823,961
Unrealized Appreciation	$11,296,141
Unrealized Depreciation	(4,959,162)
Net Unrealized Appreciation (Depreciation)	$6,336,979

See accompanying notes which are an integral part of the financial statements.

516 Tax-Exempt High Yield Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2016	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2017	$992.70	$1,020.78
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$4.00	$4.06

Fund is from November 1, 2016 to April 30, 2017.	* Expenses are equal to the Fund's annualized expense ratio of 0.81%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2017	$989.10	$1,017.26
	Expenses Paid During Period*	$7.50	$7.60
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.52%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2016	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2017	$992.80	$1,020.98
of other funds.	Expenses Paid During Period*	$3.80	$3.86

* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Tax-Exempt Bond Fund 517

Russell Investment Company
Tax-Exempt Bond Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$994.10	$1,022.22
Expenses Paid During Period*	$2.57	$2.61

* Expenses are equal to the Fund's annualized expense ratio of 0.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class T	Performance	expenses)
Beginning Account Value
March 17, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,013.10	$1,022.71
Expenses Paid During Period*	$0.52	$2.11

* Expenses are equal to the Fund's annualized expense ratio of 0.42%
(representing the 45-day period annualized), multiplied by the average account value over the period, multiplied by 45/365 (to reflect the period since commencement of operations). May reflect amounts waived and/or reimbursed.
Without any waivers and/or reimbursements, expenses would have been higher.
Hypothetical expenses are equal to the Fund’s annualized expense ratio of
0.42% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the on-half year period).

518 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Municipal Bonds - 98.2%
Alabama - 1.8%
Alabama 21st Century Authority Revenue Bonds	1,120	5.000	06/01/18	1,169
Alabama 21st Century Authority Revenue Bonds	545	5.000	06/01/20	604
Alabama Public School & College Authority Revenue Bonds	3,385	5.000	05/01/23	4,021
County of Jefferson Alabama General Obligation Limited(µ)	4,100	5.000	04/01/22	4,106
County of Jefferson Alabama Sewer Revenue Bonds	2,230	5.000	10/01/22	2,451
Homewood Educational Building Authority Revenue Bonds(µ)	485	5.000	12/01/26	551
Limestone County Board of Education Special Tax(µ)	1,000	5.000	11/01/30	1,143
Limestone County Board of Education Special Tax(µ)	1,000	5.000	11/01/31	1,142
Mobile County Board of School Commissioners Revenue Bonds	1,445	5.000	03/01/32	1,630
Pell City Special Care Facilities Financing Authority Revenue Bonds	9,000	5.000	12/01/31	9,853
University of South Alabama Revenue Bonds(µ)	1,530	5.000	11/01/24	1,812
University of South Alabama Revenue Bonds(µ)	1,695	5.000	11/01/25	2,019
				30,501
Alaska - 0.2%
Alaska Industrial Development & Export Authority Revenue Bonds	1,170	5.000	04/01/25	1,333
Alaska Railroad Corp. Revenue Bonds	500	5.000	08/01/18	523
City of Valdez Alaska Revenue Bonds	750	5.000	01/01/21	833
Northern Tobacco Securitization Corp. Revenue Bonds	350	5.000	06/01/32	345
				3,034
Arizona - 2.1%
Apache County Industrial Development Authority Revenue Bonds	3,000	4.500	03/01/30	3,185
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/18	2,057
Arizona Health Facilities Authority Revenue Bonds	2,000	5.000	02/01/18	2,053
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/22	2,058
Arizona Health Facilities Authority Revenue Bonds	2,255	5.000	02/01/34	2,389
Arizona Transportation Board Revenue Bonds	2,685	5.000	07/01/25	3,220
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,000	5.000	10/01/18	1,057
County of Pinal Arizona Revenue Bonds	2,455	5.000	08/01/21	2,797
County of Pinal Arizona Revenue Bonds	1,775	5.000	08/01/25	2,105
Maricopa County Pollution Control Corp. Revenue Bonds(Ê)	2,310	5.200	06/01/43	2,524
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	175	5.000	07/01/20	194
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	275	5.000	07/01/21	312
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	250	5.000	07/01/27	302
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	125	5.000	07/01/28	150
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	215	5.000	07/01/29	256
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)	765	5.000	07/01/30	904
Salt River Project Agricultural Improvement & Power District Revenue Bonds	1,635	5.000	01/01/25	1,743
Salt Verde Financial Corp. Revenue Bonds	1,045	5.250	12/01/24	1,234
Student & Academic Services LLC Revenue Bonds(µ)	200	5.000	06/01/26	232
Student & Academic Services LLC Revenue Bonds(µ)	425	5.000	06/01/27	492
Student & Academic Services LLC Revenue Bonds(µ)	390	5.000	06/01/28	449
Town of Marana Arizona Revenue Bonds	2,240	5.000	07/01/26	2,631
Town of Marana Arizona Revenue Bonds	800	5.000	07/01/27	939
Town of Marana Arizona Revenue Bonds	1,735	5.000	07/01/28	2,033
				35,316

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 519

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Arkansas - 0.1%
County of Pulaski Arkansas Revenue Bonds	1,000	5.000	03/01/29	1,177
Henderson State University Revenue Bonds(µ)	220	3.000	11/01/18	226
Pulaski County Public Facilities Board Revenue Bonds	440	5.000	12/01/22	509
				1,912
California - 7.3%
Abag Finance Authority for Nonprofit Corps. Revenue Bonds	1,340	6.000	08/01/30	1,555
Alum Rock Union Elementary School District General Obligation Unlimited(µ)	400	5.000	08/01/20	446
Alum Rock Union Elementary School District General Obligation Unlimited(µ)	600	5.000	08/01/21	685
Alum Rock Union Elementary School District General Obligation Unlimited(µ)	2,855	5.000	08/01/32	3,299
Anaheim Housing & Public Improvements Authority Revenue Bonds	2,450	5.000	10/01/31	2,749
Anaheim Housing & Public Improvements Authority Revenue Bonds	2,000	5.000	10/01/32	2,238
Brentwood Infrastructure Financing Authority Special Assessment(µ)	1,000	5.000	09/02/29	1,157
Brentwood Union School District General Obligation Unlimited	100	5.000	08/01/28	121
Brentwood Union School District General Obligation Unlimited	110	5.000	08/01/29	132
Brentwood Union School District General Obligation Unlimited	100	5.000	08/01/30	119
Brentwood Union School District General Obligation Unlimited	200	5.000	08/01/31	237
Brentwood Union School District General Obligation Unlimited	200	5.000	08/01/32	235
Brentwood Union School District General Obligation Unlimited	250	5.000	08/01/33	291
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	02/01/25	1,190
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	02/01/26	1,195
California Health Facilities Financing Authority Revenue Bonds	1,265	5.000	02/01/27	1,518
California Health Facilities Financing Authority Revenue Bonds	1,350	5.000	02/01/28	1,590
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	11/15/29	1,104
California Municipal Finance Authority Revenue Bonds	2,500	5.250	11/01/36	2,776
California State Public Works Board Revenue Bonds	825	4.000	12/01/34	862
California Statewide Communities Development Authority Revenue Bonds	475	3.500	11/01/18	478
California Statewide Communities Development Authority Revenue Bonds	2,260	5.000	04/01/19	2,427
California Statewide Communities Development Authority Revenue Bonds	1,405	6.000	05/15/23	1,480
California Statewide Communities Development Authority Revenue Bonds	1,565	6.125	11/01/33	1,651
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	08/01/34	1,156
Centinela Valley Union High School District General Obligation Unlimited	500	5.750	08/01/27	622
Centinela Valley Union High School District General Obligation Unlimited	1,000	5.750	08/01/28	1,244
Centinela Valley Union High School District General Obligation Unlimited	650	5.750	08/01/29	809
City of Fresno California Airport Revenue Bonds(µ)	225	5.000	07/01/22	256
City of Los Angeles Department of Airports Revenue Bonds	1,655	5.000	05/15/29	1,837
City of Sacramento Unified School District General Obligation Unlimited(µ)	4,000	5.000	07/01/31	4,546
City of Vallejo California Water Revenue Bonds	2,755	5.250	05/01/27	3,230
City of Vallejo California Water Revenue Bonds	3,105	5.250	05/01/29	3,636
County of Los Angeles California Certificate Of Participation	200	5.000	09/01/20	224
County of Los Angeles California Certificate Of Participation	500	5.000	03/01/21	566
County of Los Angeles California Certificate Of Participation	125	5.000	09/01/21	143
County of Los Angeles California Certificate Of Participation	430	5.000	09/01/22	503
County of Sacramento California Airport System Revenue Bonds	2,000	5.000	07/01/22	2,085
Dinuba Redevelopment Agency Tax Allocation(µ)	590	5.000	09/01/33	658
East Bay Municipal Utility District Water System Revenue Bonds(µ)	150	5.000	06/01/17	151
Emeryville Redevelopment Agency Successor Agency Tax Allocation	1,980	5.000	09/01/20	2,209
Florin Resource Conservation District Revenue Bonds(µ)	300	4.000	09/01/17	303
Florin Resource Conservation District Revenue Bonds(µ)	455	4.000	09/01/18	474

See accompanying notes which are an integral part of the financial statements.

520 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Florin Resource Conservation District Revenue Bonds(µ)	450	5.000	09/01/24	535
Golden State Tobacco Securitization Corp. Revenue Bonds(µ)	750	4.600	06/01/23	778
Hollister Joint Powers Financing Authority Wastewater Revenue Bonds(µ)	1,000	5.000	06/01/36	1,138
Inglewood Redevelopment Agency Successor Agency Tax Allocation(µ)	350	5.000	05/01/27	419
Inglewood Redevelopment Agency Successor Agency Tax Allocation(µ)	1,000	5.000	05/01/33	1,146
Jurupa California Public Authority Special Tax Revenue Bonds	425	3.500	09/01/17	428
Modesto Irrigation District Revenue Bonds	1,425	5.000	07/01/17	1,435
Oxnard Financing Authority Revenue Bonds(µ)	740	5.000	06/01/21	837
Oxnard Financing Authority Revenue Bonds(µ)	775	5.000	06/01/34	862
Oxnard School District General Obligation Unlimited(µ)	810	5.250	08/01/28	979
Oxnard School District General Obligation Unlimited(µ)	325	5.250	08/01/29	389
Pajaro Valley Water Management Agency Revenue Bonds(µ)	775	4.000	03/01/18	795
Palomar Health General Obligation Unlimited	2,230	5.000	08/01/29	2,594
Riverside County Public Financing Authority Tax Allocation(µ)	2,270	5.000	10/01/27	2,659
San Francisco City & County Public Utilities Commission Water Revenue Bonds	2,685	5.000	11/01/27	3,098
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	9,585	5.000	01/15/29	10,831
San Ysidro School District Certificate Of Participation(µ)	1,175	5.000	09/01/28	1,355
Shasta Lake Public Finance Authority Tax Allocation(µ)	385	5.000	12/01/25	466
South Orange County Public Financing Authority Special Tax	900	5.000	08/15/29	984
Southern California Public Power Authority Revenue Bonds	1,500	5.000	07/01/18	1,570
Southern California Public Power Authority Revenue Bonds	1,000	5.000	07/01/23	1,117
State of California Department of Water Resources Power Supply Revenue Bonds	1,000	5.000	05/01/17	1,000
State of California Department of Water Resources Revenue Bonds(ae)	860	5.000	06/01/18	898
State of California Department of Water Resources Revenue Bonds	140	5.000	12/01/21	146
State of California General Obligation Unlimited(ae)	635	5.250	07/01/19	693
State of California General Obligation Unlimited	2,000	5.000	02/01/20	2,210
State of California General Obligation Unlimited	2,500	5.500	04/01/21	2,709
State of California General Obligation Unlimited	365	5.250	07/01/21	398
State of California General Obligation Unlimited	1,000	5.250	03/01/22	1,114
State of California General Obligation Unlimited	7,095	5.000	11/01/25	8,423
State of California General Obligation Unlimited	5,760	5.000	03/01/26	6,909
State of California General Obligation Unlimited	2,500	5.250	09/01/28	2,881
State of California General Obligation Unlimited	2,685	5.000	10/01/29	2,774
State of California General Obligation Unlimited	450	5.000	02/01/31	510
Tuolumne Wind Project Authority Revenue Bonds	1,500	5.000	01/01/18	1,541
Watereuse Finance Authority Revenue Bonds	1,230	5.500	05/01/36	1,472
				122,280
Colorado - 2.3%
Centerra Metropolitan District No. 1 Tax Allocation	1,200	5.000	12/01/29	1,278
City & County of Denver Colorado Airport System Revenue Bonds	1,965	5.000	11/15/25	2,277
City of Colorado Springs Colorado Utilities System Revenue Bonds	4,000	5.000	11/15/18	4,245
Colorado Educational & Cultural Facilities Authority Revenue Bonds	2,000	5.000	04/01/18	2,070
Colorado Educational & Cultural Facilities Authority Revenue Bonds	1,220	5.000	10/01/20	1,332
Colorado Educational & Cultural Facilities Authority Revenue Bonds	1,000	5.000	08/15/30	1,089
Colorado Educational & Cultural Facilities Authority Revenue Bonds	850	5.000	12/01/31	932
Colorado Health Facilities Authority Revenue Bonds	255	5.250	06/01/23	255
Colorado Health Facilities Authority Revenue Bonds	1,500	5.000	09/01/30	1,720
Colorado Health Facilities Authority Revenue Bonds	685	5.250	02/01/31	724
Denver Health & Hospital Authority Revenue Bonds	525	4.250	12/01/33	536

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 521

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Denver Urban Renewal Authority Tax Allocation	1,575	5.000	12/01/21	1,811
Dominion Water & Sanitation District Revenue Bonds	5,500	5.250	12/01/27	5,625
E-470 Public Highway Authority Revenue Bonds	2,250	5.375	09/01/26	2,419
Eaton Area Park & Recreation District General Obligation Limited	470	5.500	12/01/30	511
Park 70 Metropolitan District General Obligation Unlimited	165	5.000	12/01/19	177
Park 70 Metropolitan District General Obligation Unlimited	195	5.000	12/01/20	212
Park Creek Metropolitan District General Obligation Limited(µ)	1,150	5.000	12/01/28	1,339
Park Creek Metropolitan District General Obligation Limited(µ)	510	5.000	12/01/29	589
Park Creek Metropolitan District Revenue Bonds	1,860	4.000	12/01/20	1,965
Regional Transportation District Certificate Of Participation	6,725	5.000	06/01/27	7,811
				38,917
Connecticut - 1.6%
City of Bridgeport Connecticut General Obligation Unlimited(µ)	965	5.000	07/01/29	1,098
City of Hartford Connecticut General Obligation Unlimited(µ)	155	5.000	08/15/22	175
City of New Haven Connecticut General Obligation Unlimited(µ)	2,000	5.000	08/01/21	2,221
City of New Haven Connecticut General Obligation Unlimited(µ)	1,915	5.000	09/01/30	2,130
Connecticut State Health & Educational Facility Authority Revenue Bonds	2,500	5.000	07/01/25	2,619
State of Connecticut General Obligation Unlimited	6,500	5.000	11/15/21	7,383
State of Connecticut General Obligation Unlimited	5,685	5.000	11/15/22	6,568
State of Connecticut Special Tax Revenue Bonds	4,470	5.000	10/01/25	5,220
				27,414
District of Columbia - 0.2%
District of Columbia Revenue Bonds	2,000	5.000	06/01/36	2,054
Metropolitan Washington Airports Authority Revenue Bonds	1,205	5.000	10/01/35	1,327
				3,381
Florida - 7.4%
Capital Projects Finance Authority Revenue Bonds(µ)	220	5.125	10/01/21	221
Central Florida Expressway Authority Revenue Bonds	3,250	5.000	07/01/33	3,733
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/18	2,605
Citizens Property Insurance Corp. Revenue Bonds	2,495	5.000	06/01/19	2,695
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/20	2,770
Citizens Property Insurance Corp. Revenue Bonds	7,385	5.000	06/01/22	8,554
City of Lakeland Florida Department of Electric Utilities Revenue Bonds(µ)	2,000	5.000	10/01/17	2,034
City of Miami Beach Florida Parking Revenue Bonds(µ)	395	5.000	09/01/32	443
City of Miami Beach Florida Parking Revenue Bonds(µ)	1,755	5.000	09/01/33	1,960
City of North Port Florida Special Assessment(µ)	715	5.000	07/01/25	828
City of North Port Florida Special Assessment(µ)	1,135	5.000	07/01/26	1,312
City of Tallahassee Florida Revenue Bonds	500	5.000	12/01/27	566
City of Tallahassee Florida Revenue Bonds	650	5.000	12/01/28	730
Collier County Industrial Development Authority Revenue Bonds	1,695	5.500	10/01/26	1,905
County of Miami-Dade Florida Aviation Revenue Bonds	935	5.250	10/01/30	1,049
County of Miami-Dade Florida Revenue Bonds	3,000	5.000	10/01/28	3,420
County of Miami-Dade Florida Revenue Bonds	3,600	5.000	10/01/29	4,096
County of Miami-Dade Florida Revenue Bonds(µ)	4,310	Zero coupon	10/01/35	1,850
County of Orange Florida Sales Tax Revenue Bonds	8,885	5.000	01/01/20	9,771
Escambia County Health Facilities Authority Revenue Bonds	2,345	6.000	08/15/36	2,596
Florida Municipal Power Agency Revenue Bonds	4,660	5.000	10/01/28	5,541
JEA Electric System Revenue Bonds	1,000	5.000	10/01/17	1,017
JEA Electric System Revenue Bonds	645	5.000	10/01/20	722
Kissimmee Utility Authority Revenue Bonds(µ)	1,000	5.000	10/01/17	1,017

See accompanying notes which are an integral part of the financial statements.

522 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Miami Beach Health Facilities Authority Revenue Bonds	5,930	5.000	11/15/29	6,445
Miami-Dade County Expressway Authority Revenue Bonds	350	5.000	07/01/18	366
Miami-Dade County Expressway Authority Revenue Bonds	1,400	5.000	07/01/31	1,620
Mid-Bay Bridge Authority Revenue Bonds	455	5.000	10/01/23	530
Mid-Bay Bridge Authority Revenue Bonds	2,500	7.250	10/01/34	3,104
Orange County Health Facilities Authority Revenue Bonds	3,000	5.000	10/01/39	3,317
Orlando Utilities Commission Revenue Bonds	3,000	5.000	10/01/19	3,272
Orlando-Orange County Expressway Authority Revenue Bonds	4,145	5.000	07/01/20	4,605
Palm Beach County Health Facilities Authority Revenue Bonds	1,000	3.000	12/01/17	1,008
Reedy Creek Improvement District General Obligation Limited	850	5.000	06/01/20	943
Reedy Creek Improvement District General Obligation Limited	5,000	5.000	06/01/25	5,876
Reedy Creek Improvement District General Obligation Limited	4,870	5.000	06/01/26	5,687
South Miami Health Facilities Authority Revenue Bonds	750	5.000	08/15/18	759
State of Florida General Obligation Unlimited	11,000	5.000	06/01/21	12,583
State of Florida General Obligation Unlimited	2,990	5.000	06/01/22	3,498
Tampa Sports Authority Revenue Bonds	6,790	5.000	01/01/22	7,790
Volusia County School Board Certificate Of Participation(µ)	1,730	5.000	08/01/32	1,971
				124,809
Georgia - 1.7%
City of Atlanta Department of Aviation Revenue Bonds	2,500	5.000	01/01/20	2,751
City of Atlanta Department of Aviation Revenue Bonds	825	5.250	01/01/30	931
City of Atlanta Georgia General Obligation Limited	3,415	5.000	12/01/21	3,953
City of Atlanta Georgia Water & Wastewater Revenue Bonds(µ)	2,000	5.500	11/01/23	2,213
City of Atlanta Georgia Water & Wastewater Revenue Bonds	1,300	6.000	11/01/25	1,456
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds	1,000	5.000	08/01/21	1,129
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds	1,220	5.000	08/01/22	1,401
Heard County Development Authority Revenue Bonds	400	1.200	09/01/29	400
Monroe County Development Authority Revenue Bonds	12,350	1.250	07/01/49	12,350
Savannah Hospital Authority Revenue Bonds	1,000	5.500	07/01/28	1,172
				27,756
Guam - 1.6%
Government of Guam Revenue Bonds	1,835	5.000	12/01/28	2,062
Guam Government Waterworks Authority Revenue Bonds	1,240	5.000	07/01/28	1,361
Guam Government Waterworks Authority Revenue Bonds	5,200	5.000	07/01/29	5,677
Guam Power Authority Revenue Bonds(µ)	2,190	5.000	10/01/24	2,475
Guam Power Authority Revenue Bonds	2,500	5.500	10/01/30	2,667
Guam Power Authority Revenue Bonds	1,000	5.000	10/01/34	1,038
Territory of Guam Revenue Bonds	250	5.000	12/01/19	269
Territory of Guam Revenue Bonds	400	5.000	12/01/21	446
Territory of Guam Revenue Bonds	500	5.000	12/01/23	570
Territory of Guam Revenue Bonds	500	5.375	12/01/24	553
Territory of Guam Revenue Bonds	4,675	5.000	12/01/29	5,218
Territory of Guam Revenue Bonds	3,900	5.000	01/01/31	4,076
Territory of Guam Revenue Bonds	785	5.000	01/01/32	818
				27,230
Idaho - 0.5%
Idaho Health Facilities Authority Revenue Bonds	1,000	5.000	09/01/28	1,088
Idaho Health Facilities Authority Revenue Bonds	710	5.000	09/01/29	764
Idaho Health Facilities Authority Revenue Bonds	1,500	5.000	12/01/30	1,686
Idaho Housing & Finance Association Revenue Bonds(µ)	1,330	5.250	07/15/21	1,398

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 523

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Idaho Housing & Finance Association Revenue Bonds	1,670	5.000	07/15/31	1,906
Idaho State Building Authority Revenue Bonds	940	5.000	09/01/23	1,064
				7,906
Illinois - 10.1%
Chicago Board of Education Capital Improvement Tax Bonds	10,000	5.750	04/01/33	10,265
Chicago Board of Education General Obligation Unlimited(µ)	1,405	5.000	12/01/19	1,411
Chicago Board of Education General Obligation Unlimited(µ)	2,120	5.000	12/01/27	2,167
Chicago Board of Education General Obligation Unlimited(µ)	1,750	Zero coupon	12/01/30	930
Chicago Midway International Airport Revenue Bonds	4,435	5.000	01/01/34	4,930
Chicago O'Hare International Airport Revenue Bonds	9,750	5.000	01/01/33	11,021
Chicago Public Building Commission Revenue Bonds(µ)	1,830	5.250	12/01/18	1,926
City of Chicago General Obligation Unlimited(µ)	7,600	5.250	01/01/31	8,252
City of Chicago Illinois General Obligation Unlimited	1,115	5.000	01/01/19	1,132
City of Chicago Illinois General Obligation Unlimited(µ)	575	5.000	12/01/19	576
City of Chicago Illinois General Obligation Unlimited(µ)	30	5.000	01/01/20	30
City of Chicago Illinois General Obligation Unlimited(µ)	250	4.250	01/01/21	251
City of Chicago Illinois General Obligation Unlimited(µ)	2,535	4.250	12/01/21	2,541
City of Chicago Illinois General Obligation Unlimited	1,600	5.000	01/01/24	1,609
City of Chicago Illinois General Obligation Unlimited(µ)	2,275	5.250	01/01/24	2,325
City of Chicago Illinois General Obligation Unlimited	1,000	6.000	01/01/38	1,045
City of Chicago Illinois Midway Airport Revenue Bonds	940	5.000	01/01/30	1,064
City of Chicago Illinois Motor Fuel Tax Revenue Bonds	1,560	5.000	01/01/28	1,620
City of Chicago Illinois Motor Fuel Tax Revenue Bonds	725	5.000	01/01/29	748
City of Chicago Illinois Revenue Bonds	500	5.250	01/01/38	519
City of Chicago Illinois Wastewater Transmission Revenue Bonds	625	5.000	01/01/18	638
City of Chicago Illinois Wastewater Transmission Revenue Bonds	505	5.000	01/01/29	551
City of Chicago Illinois Wastewater Transmission Revenue Bonds	1,630	5.000	01/01/35	1,739
City of Chicago Illinois Waterworks Revenue Bonds	1,000	5.000	11/01/34	1,078
City of Chicago Illinois Waterworks Revenue Bonds(µ)	100	5.000	11/01/24	100
City of Chicago Waterworks Revenue Bonds	1,000	5.000	11/01/18	1,053
City of Freeport Illinois General Obligation Unlimited(µ)	650	2.000	12/01/18	656
City of Springfield Illinois Electric Revenue Bonds	1,280	5.000	03/01/32	1,423
Cook County Community College District No. 508 General Obligation Unlimited	1,500	5.250	12/01/28	1,642
County of Cook Illinois General Obligation Unlimited	350	5.000	11/15/21	390
County of Du Page Illinois General Obligation Limited	600	5.000	01/01/28	710
Illinois Finance Authority Revenue Bonds	1,000	5.000	11/15/18	1,057
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/23	1,082
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/24	1,082
Illinois Finance Authority Revenue Bonds	1,000	6.000	10/01/28	1,050
Illinois Finance Authority Revenue Bonds	3,000	5.000	01/01/29	3,400
Illinois Finance Authority Revenue Bonds	2,500	5.750	08/15/29	2,807
Illinois Finance Authority Revenue Bonds(Ê)	10,350	0.610	10/01/29	10,350
Illinois Health Facilities Authority Revenue Bonds	5,000	0.880	10/01/22	5,000
Illinois Sports Facilities Authority Revenue Bonds(µ)	1,000	5.250	06/15/31	1,092
Illinois State Toll Highway Authority Revenue Bonds	5,000	5.000	12/01/32	5,708
Kendall County Forest Preserve District General Obligation Unlimited(µ)	1,000	5.000	01/01/20	1,088
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley
General Obligation Unlimited(µ)	1,000	2.092	01/01/21	927
McHenry County Community Unit School District No. 12 Johnsburg General Obligation
Unlimited(µ)	850	5.000	01/01/33	923

See accompanying notes which are an integral part of the financial statements.

524 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Metropolitan Pier & Exposition Authority Revenue Bonds	1,500	5.000	12/15/22	1,509
Metropolitan Pier & Exposition Authority Revenue Bonds	8,565	5.000	12/15/28	9,022
Monroe & St. Clair Counties Community Unite School District No. 5 General Obligation
Unlimited(µ)	375	5.000	04/15/27	440
Monroe & St. Clair Counties Community Unite School District No. 5 General Obligation
Unlimited(µ)	500	5.000	04/15/30	573
Northern Illinois Municipal Power Agency Revenue Bonds	345	5.000	12/01/26	405
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,500	5.000	06/01/18	1,557
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/19	1,069
Southern Illinois University Revenue Bonds(µ)	1,470	5.000	04/01/27	1,613
Southern Illinois University Revenue Bonds(µ)	850	5.000	04/01/28	929
Southwestern Illinois Development Authority Revenue Bonds(µ)	1,005	5.000	10/15/33	1,107
State of Illinois General Obligation Unlimited	2,000	5.000	04/01/21	2,110
State of Illinois General Obligation Unlimited	3,000	5.000	07/01/21	3,169
State of Illinois General Obligation Unlimited	1,000	5.000	08/01/22	1,058
State of Illinois General Obligation Unlimited	2,500	5.000	02/01/24	2,648
State of Illinois General Obligation Unlimited	2,290	5.000	08/01/25	2,371
State of Illinois General Obligation Unlimited(µ)	4,500	4.000	02/01/30	4,551
State of Illinois General Obligation Unlimited	2,175	5.000	05/01/30	2,214
State of Illinois Revenue Bonds	12,500	5.000	06/15/21	14,085
State of Illinois Sports Facilities Authority Revenue Bonds	1,125	5.000	06/15/18	1,164
State of Illinois Sports Facilities Authority Revenue Bonds	500	5.000	06/15/19	522
University of Illinois Revenue Bonds	1,115	5.000	04/01/20	1,214
University of Illinois Revenue Bonds	1,470	5.500	04/01/31	1,636
Village of Bellwood Illinois General Obligation Unlimited	1,000	5.875	12/01/27	1,144
Village of Bellwood Illinois General Obligation Unlimited(µ)	2,075	5.000	12/01/32	2,292
Village of Bourbonnais Industrial Project Revenue Bonds	480	6.000	11/01/35	504
Village of East Dundee Illinois General Obligation Unlimited(µ)	600	4.000	12/01/23	660
Village of Franklin Park Illinois General Obligation Unlimited(µ)	295	5.000	07/01/18	308
Village of Melrose Park Illinois General Obligation Unlimited(µ)	530	2.000	12/15/17	533
Volo Village Special Service Area No. 3 & 6 Special Tax(µ)	1,095	5.000	03/01/34	1,212
West Chicago Park District General Obligation Unlimited(µ)	795	5.250	12/01/29	876
Western Illinois Economic Development Authority Revenue Bonds(µ)	1,140	5.000	01/01/27	1,287
Western Illinois Economic Development Authority Revenue Bonds(µ)	725	5.000	01/01/28	815
Western Illinois University Revenue Bonds(µ)	485	5.000	04/01/21	533
Western Illinois University Revenue Bonds(µ)	560	5.000	04/01/24	633
Williamson Jackson, Perry, Randolph Counties Community College Dist No. 530
General Obligation Unlimited(µ)	985	5.000	12/01/24	1,150
Williamson Jackson, Perry, Randolph Counties Community College Dist No. 530
General Obligation Unlimited(µ)	1,550	5.000	12/01/25	1,816
Williamson Jackson, Perry, Randolph Counties Community College Dist No. 530
General Obligation Unlimited(µ)	1,030	5.000	12/01/26	1,212
				169,849
Indiana - 1.8%
City of Indianapolis Indiana Gas Utility Revenue Bonds(µ)	1,000	5.000	08/15/23	1,105
Indiana Finance Authority Revenue Bonds(Ê)	27,900	0.530	11/01/39	27,900
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,000	5.000	02/01/18	1,031
				30,036
Iowa - 0.7%
City of Ames Iowa Revenue Bonds	2,000	5.000	06/15/31	2,256
Iowa Finance Authority Revenue Bonds	4,000	5.000	07/01/28	4,541

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 525

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Iowa Higher Education Loan Authority Revenue Bonds	1,625	5.000	12/01/18	1,725
Xenia Rural Water District Revenue Bonds	3,000	5.000	12/01/28	3,400
				11,922
Kansas - 0.3%
Seward County Unified School District No. 480 Liberal General Obligation Unlimited	4,000	5.000	09/01/30	4,607

Kentucky - 0.5%
City of Murray Kentucky Revenue Bonds	275	2.000	08/01/17	276
City of Murray Kentucky Revenue Bonds	420	2.000	08/01/18	420
Commonwealth of Kentucky Certificate Of Participation	275	2.000	06/15/17	275
Kentucky Economic Development Finance Authority Revenue Bonds	2,000	3.000	05/15/22	1,967
Kentucky Economic Development Finance Authority Revenue Bonds	2,035	4.000	07/01/31	2,043
Kentucky Municipal Power Agency Revenue Bonds(µ)	1,500	5.000	09/01/19	1,617
Louisville/Jefferson County Metropolitan Government Revenue Bonds	2,100	5.000	10/01/33	2,331
				8,929
Louisiana - 2.4%
City of New Orleans Louisiana Sewerage Service Revenue Bonds	1,000	5.000	06/01/35	1,108
City of Shreveport Louisiana Water & Sewer Revenue Bonds(µ)	2,955	5.000	12/01/32	3,370
City of Shreveport Louisiana Water & Sewer Revenue Bonds(µ)	1,000	5.000	12/01/33	1,135
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(Ê)	5,800	0.700	12/01/40	5,800
Lafayette Consolidated Government Revenue Bonds(µ)	805	5.000	11/01/20	898
Lafayette Consolidated Government Revenue Bonds(µ)	700	5.000	11/01/29	797
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)	610	5.000	08/01/22	688
Louisiana Public Facilities Authority Revenue Bonds	1,000	5.000	07/01/19	1,076
Louisiana Public Facilities Authority Revenue Bonds(Ê)	10,320	0.870	04/02/23	10,320
Louisiana Public Facilities Authority Revenue Bonds(µ)	1,615	5.000	09/01/29	1,841
Louisiana Public Facilities Authority Revenue Bonds	50	5.000	05/15/30	57
Louisiana Public Facilities Authority Revenue Bonds	595	5.000	11/01/33	642
Louisiana State Citizens Property Insurance Corp. Revenue Bonds(µ)	2,460	6.750	06/01/26	2,613
State of Louisiana Gasoline & Fuels Tax Revenue Bonds	7,000	5.000	05/01/21	7,979
State of Louisiana General Obligation Unlimited	850	5.000	08/01/24	1,008
State of Louisiana Revenue Bonds	1,300	5.000	06/15/28	1,517
				40,849
Maryland - 0.8%
County of Prince George's Revenue Bonds	575	5.000	04/01/18	591
County of Prince George's Revenue Bonds	1,175	5.000	04/01/19	1,240
Maryland Economic Development Corp. Revenue Bonds	1,155	5.125	06/01/20	1,242
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	964
Maryland Health & Higher Educational Facilities Authority Revenue Bonds(Ê)	9,200	0.510	04/01/35	9,200
				13,237
Massachusetts - 1.5%
City of Boston General Obligation Unlimited	2,000	5.000	04/01/25	2,452
Commonwealth of Massachusetts General Obligation Limited(µ)(Ê)	3,000	0.480	12/01/30	2,745
Commonwealth of Massachusetts Revenue Bonds	4,000	5.000	06/15/20	4,465
Massachusetts Clean Water Trust (The) Revenue Bonds	3,795	5.000	02/01/23	4,512
Massachusetts Clean Water Trust (The) Revenue Bonds(Ê)	5,000	2.012	08/01/23	5,047
Massachusetts Development Finance Agency Revenue Bonds	1,675	5.000	07/01/31	1,854
Massachusetts Development Finance Agency Revenue Bonds	3,665	5.000	07/01/34	4,101
				25,176
Michigan - 3.3%

See accompanying notes which are an integral part of the financial statements.

526 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Brighton Area School District General Obligation Unlimited	1,525	5.000	05/01/26	1,749
City of Detroit Michigan Sewage Disposal System Revenue Bonds	3,500	5.000	07/01/32	3,867
County of Wayne Michigan General Obligation Limited(µ)	3,000	5.000	02/01/34	3,021
Detroit City School District General Obligation Unlimited(µ)	1,000	6.000	05/01/19	1,085
Grand Rapids Public Schools General Obligation Unlimited(µ)	2,430	5.000	05/01/34	2,753
Grand Rapids Public Schools General Obligation Unlimited(µ)	1,000	5.000	05/01/35	1,128
Kalamazoo Hospital Finance Authority Revenue Bonds	1,500	4.000	05/15/31	1,546
Kent Hospital Finance Authority Revenue Bonds	1,505	5.000	11/15/19	1,639
Michigan Finance Authority Revenue Bonds	450	5.000	07/01/19	484
Michigan Finance Authority Revenue Bonds	600	5.000	12/01/20	649
Michigan Finance Authority Revenue Bonds	730	5.000	12/01/21	800
Michigan Finance Authority Revenue Bonds	770	5.000	12/01/22	852
Michigan Finance Authority Revenue Bonds	655	5.000	12/01/23	729
Michigan Finance Authority Revenue Bonds	2,000	5.000	04/01/25	2,297
Michigan Finance Authority Revenue Bonds	4,655	5.000	07/01/28	5,184
Michigan Finance Authority Revenue Bonds	1,375	5.000	07/01/29	1,521
Michigan Finance Authority Revenue Bonds	3,000	5.000	11/15/29	3,419
Michigan Finance Authority Revenue Bonds	1,000	5.000	07/01/30	1,120
Michigan Finance Authority Revenue Bonds	5,000	5.000	11/15/31	5,699
Michigan Finance Authority Revenue Bonds	500	5.000	07/01/35	552
Michigan Finance Authority Revenue Bonds	1,500	4.000	11/15/36	1,506
Michigan Finance Authority Revenue Bonds	585	5.000	12/01/36	622
Michigan Financial Authority Revenue Bonds	1,000	5.000	11/01/27	1,124
Michigan Strategic Fund Revenue Bonds	1,015	5.250	06/01/32	1,038
Michigan Tobacco Settlement Finance Authority Revenue Bonds	3,170	5.125	06/01/22	3,147
Saline Economic Development Corp. Revenue Bonds	485	5.250	06/01/32	496
Wayne County Airport Authority Revenue Bonds	2,000	5.000	12/01/17	2,044
Wayne County Airport Authority Revenue Bonds	435	5.000	12/01/29	499
Wayne County Airport Authority Revenue Bonds(µ)	3,915	5.000	12/01/39	4,327
				54,897
Minnesota - 1.0%
City of Minneapolis Minnesota Revenue Bonds	1,855	6.375	11/15/23	2,005
City of Minneapolis Minnesota/State Paul Housing & Redevelopment Authority
Revenue Bonds	675	5.000	11/15/20	759
City of Minneapolis Minnesota/State Paul Housing & Redevelopment Authority
Revenue Bonds	965	5.000	11/15/28	1,160
City of Rochester Minnesota Revenue Bonds(Ê)	1,125	4.000	11/15/30	1,173
City of Saint Louis Park Minnesota Revenue Bonds	1,165	5.500	07/01/17	1,174
City of Saint Louis Park Minnesota Revenue Bonds	725	5.500	07/01/18	763
Minnesota Agricultural & Economic Development Board Revenue Bonds(Ê)	4,410	0.870	09/01/21	4,410
State Paul Housing & Redevelopment Authority Revenue Bonds	2,145	5.000	11/15/25	2,334
State Paul Housing & Redevelopment Authority Revenue Bonds	2,250	5.000	11/15/26	2,436
				16,214
Mississippi - 0.9%
Mississippi Business Finance Corp. Revenue Bonds(Ê)	9,300	0.600	12/01/30	9,300
Mississippi Development Bank Revenue Bonds(µ)	1,000	5.000	04/01/28	1,134
Mississippi Development Bank Revenue Bonds(µ)	1,000	5.000	03/01/34	1,121
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds	1,555	5.000	10/01/17	1,581
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds	2,000	5.000	09/01/36	2,222
				15,358
Missouri - 0.9%

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 527

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	810	5.000	10/01/28	853
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	1,775	5.000	10/01/33	2,031
City of Kansas City Missouri Revenue Bonds	1,185	5.000	09/01/26	1,282
City of Kansas City Missouri Revenue Bonds	500	5.000	09/01/27	540
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/28	1,079
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/29	1,078
City of Saint Louis Missouri Airport Revenue Bonds	1,680	6.125	07/01/24	1,833
County of Boone Missouri Revenue Bonds	2,760	5.000	08/01/30	3,052
County of Boone Missouri Revenue Bonds	1,700	4.000	08/01/33	1,720
Lees Summit Industrial Development Authority Revenue Bonds	1,550	5.000	08/15/36	1,561
Nixa Public Schools General Obligation Unlimited	500	5.000	03/01/33	547
				15,576
Nebraska - 1.3%
Central Plains Energy Project Revenue Bonds	1,565	5.000	09/01/32	1,692
Central Plains Energy Project Revenue Bonds	3,505	5.250	09/01/37	3,801
Douglas County Hospital Authority No. 2 Revenue Bonds(Ê)	11,800	0.510	08/15/32	11,800
Nebraska Public Power District Revenue Bonds	2,000	4.000	01/01/21	2,187
Nebraska Public Power District Revenue Bonds	1,000	5.000	01/01/29	1,142
Scotts Bluff County Hospital Authority Revenue Bonds	1,000	5.000	02/01/20	1,066
				21,688
Nevada - 1.2%
City of Reno Nevada General Obligation Limited	1,100	5.000	06/01/18	1,146
City of Reno Nevada General Obligation Limited	1,000	5.000	06/01/22	1,146
Clark County Water Reclamation District General Obligation Limited	3,640	5.000	07/01/22	4,257
Clark County Water Reclamation District General Obligation Limited	4,915	5.000	07/01/23	5,850
County of Clark Nevada Airport System Revenue Bonds(µ)	1,000	5.000	07/01/22	1,082
County of Clark Nevada Revenue Bonds	2,965	5.000	07/01/29	3,452
State of Nevada General Obligation Limited	2,590	5.000	04/01/21	2,945
				19,878
New Jersey - 5.3%
Camden County Improvement Authority Revenue Bonds	1,000	5.000	02/15/18	1,027
Camden County Improvement Authority Revenue Bonds	1,000	5.000	02/15/19	1,056
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/28	2,198
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/30	2,166
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/31	2,151
Camden County Improvement Authority Revenue Bonds	300	5.000	02/15/32	321
Casino Reinvestment Development Authority Revenue Bonds	600	5.000	11/01/18	623
Casino Reinvestment Development Authority Revenue Bonds	1,000	4.000	11/01/19	1,029
City of Bayonne New Jersey General Obligation Unlimited(µ)	1,500	5.000	07/01/33	1,700
City of Bayonne New Jersey General Obligation Unlimited(µ)	1,865	5.000	07/01/34	2,100
City of Paterson New Jersey General Obligation Unlimited(µ)	1,180	5.000	01/15/23	1,329
City of Trenton New Jersey General Obligation Unlimited(µ)	1,680	5.000	07/15/23	1,910
New Jersey Economic Development Authority Revenue Bonds	2,500	5.000	09/01/18	2,619
New Jersey Economic Development Authority Revenue Bonds	6,435	5.000	06/15/19	6,769
New Jersey Economic Development Authority Revenue Bonds	2,765	5.000	06/15/20	2,956
New Jersey Economic Development Authority Revenue Bonds	75	5.000	06/15/21	81
New Jersey Economic Development Authority Revenue Bonds	2,000	5.000	06/15/22	2,184
New Jersey Economic Development Authority Revenue Bonds	2,045	5.000	06/15/23	2,216
New Jersey Economic Development Authority Revenue Bonds(µ)	700	5.500	09/01/24	777

See accompanying notes which are an integral part of the financial statements.

528 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New Jersey Economic Development Authority Revenue Bonds	795	5.000	07/01/27	889
New Jersey Economic Development Authority Revenue Bonds	750	5.000	07/01/29	789
New Jersey Educational Facilities Authority Revenue Bonds(µ)	2,000	5.000	07/01/23	2,341
New Jersey Educational Facilities Authority Revenue Bonds(µ)	450	5.000	07/01/32	502
New Jersey Educational Facilities Authority Revenue Bonds(µ)	2,885	5.000	07/01/33	3,254
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	1,000	5.000	09/15/17	1,015
New Jersey Health Care Facilities Financing Authority Revenue Bonds	490	4.250	07/01/18	505
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,355	3.600	07/01/19	1,427
New Jersey Health Care Facilities Financing Authority Revenue Bonds	900	3.850	07/01/20	973
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	1,000	5.000	07/01/27	1,146
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,000	5.000	07/01/28	1,162
New Jersey Health Care Facilities Financing Authority Revenue Bonds	2,300	5.000	07/01/29	2,677
New Jersey Health Care Facilities Financing Authority Revenue Bonds	300	5.000	07/01/30	333
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,000	5.000	07/01/31	1,137
New Jersey State Turnpike Authority Revenue Bonds	5,540	5.000	01/01/22	6,369
New Jersey State Turnpike Authority Revenue Bonds	3,485	5.000	01/01/23	4,075
New Jersey State Turnpike Authority Revenue Bonds	3,080	5.000	01/01/24	3,581
New Jersey State Turnpike Authority Revenue Bonds	2,500	5.000	01/01/27	2,861
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	830	5.500	12/15/18	872
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	2,950	5.500	12/15/20	3,254
New Jersey Transportation Trust Fund Authority Revenue Bonds	2,260	5.000	06/15/29	2,405
New Jersey Transportation Trust Fund Authority Revenue Bonds	3,000	5.000	06/15/30	3,065
New Jersey Turnpike Authority Revenue Bonds	2,000	5.000	01/01/33	2,313
Newark Housing Authority Revenue Bonds(µ)	350	5.000	12/01/20	388
State of New Jersey General Obligation Unlimited(µ)	2,080	5.500	07/15/18	2,183
Tobacco Settlement Financing Corp. Revenue Bonds	55	4.500	06/01/23	55
Tobacco Settlement Financing Corp. Revenue Bonds	1,245	5.000	06/01/29	1,248
Tobacco Settlement Financing Corp. Revenue Bonds	3,300	4.750	06/01/34	3,228
				89,259
New Mexico - 0.1%
New Mexico Hospital Equipment Loan Council Revenue Bonds	555	5.000	08/01/25	668

New York - 7.2%
Brooklyn Arena Local Development Corp. Revenue Bonds	1,125	5.000	07/15/28	1,301
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	385	5.000	07/01/20	421
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	1,350	5.750	10/01/26	1,562
Build NYC Resource Corp. Revenue Bonds(µ)	930	5.000	12/15/18	987
Build NYC Resource Corp. Revenue Bonds	1,445	5.000	08/01/19	1,553
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/19	1,629
City of New York New York General Obligation Unlimited	2,105	5.000	08/01/20	2,355
City of New York New York General Obligation Unlimited	2,550	5.000	08/01/21	2,924
City of New York New York General Obligation Unlimited	2,445	5.000	08/01/22	2,859
City of New York New York General Obligation Unlimited	6,420	5.000	08/01/23	7,641
City of Yonkers New York General Obligation Limited(µ)	615	5.000	03/15/25	694
County of Nassau New York General Obligation Limited(µ)	725	5.000	04/01/39	815
Metropolitan Transportation Authority Revenue Bonds	1,000	5.000	11/15/17	1,022
Metropolitan Transportation Authority Revenue Bonds(ae)	1,155	6.500	11/15/18	1,254
Metropolitan Transportation Authority Revenue Bonds(µ)	4,000	1.248	04/06/20	3,999
Metropolitan Transportation Authority Revenue Bonds	1,410	5.000	11/15/24	1,647
Metropolitan Transportation Authority Revenue Bonds	8,320	5.000	11/15/25	9,716

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 529

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Metropolitan Transportation Authority Revenue Bonds	1,475	5.000	11/15/27	1,712
Metropolitan Transportation Authority Revenue Bonds	4,015	5.000	11/15/28	4,691
Metropolitan Transportation Authority Revenue Bonds	275	6.500	11/15/28	297
Metropolitan Transportation Authority Revenue Bonds	1,075	5.000	11/15/35	1,223
New York City Industrial Development Agency Revenue Bonds(µ)	1,535	5.000	01/01/31	1,539
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	890	5.000	11/01/20	1,004
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,175	5.000	05/01/21	2,483
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,180	5.000	11/01/21	2,517
New York City Trust for Cultural Resources Revenue Bonds	940	5.000	07/01/21	1,059
New York State Dormitory Authority Revenue Bonds	1,755	5.000	07/01/17	1,767
New York State Dormitory Authority Revenue Bonds(ae)	5	5.250	02/15/19	6
New York State Dormitory Authority Revenue Bonds	1,000	5.000	10/01/19	1,094
New York State Dormitory Authority Revenue Bonds	995	5.250	02/15/21	1,069
New York State Dormitory Authority Revenue Bonds	180	5.000	07/01/21	206
New York State Dormitory Authority Revenue Bonds	2,400	5.000	05/01/22	2,712
New York State Dormitory Authority Revenue Bonds	725	5.000	05/15/23	842
New York State Dormitory Authority Revenue Bonds	6,700	5.000	12/15/23	7,840
New York State Dormitory Authority Revenue Bonds	700	5.000	07/01/24	804
New York State Dormitory Authority Revenue Bonds	6,790	5.000	07/01/26	7,888
New York State Dormitory Authority Revenue Bonds	1,710	5.000	12/15/28	1,993
New York State Dormitory Authority Revenue Bonds	2,500	5.250	07/01/29	2,719
New York State Energy Research & Development Authority Revenue Bonds(µ)(Ê)	3,190	0.433	03/01/27	3,074
New York State Environmental Facilities Corp. Revenue Bonds	770	5.000	06/15/22	804
New York State Environmental Facilities Corp. Revenue Bonds	1,640	5.000	09/15/23	1,665
New York State Thruway Authority Revenue Bonds	12,485	5.000	05/01/19	13,427
Rensselaer City School District Certificate Of Participation(µ)	485	5.000	06/01/20	534
Triborough Bridge & Tunnel Authority Revenue Bonds	950	5.000	11/15/17	971
Triborough Bridge & Tunnel Authority Revenue Bonds(µ)	1,000	5.500	11/15/20	1,144
Triborough Bridge & Tunnel Authority Revenue Bonds	1,000	5.000	11/15/32	1,184
Triborough Bridge & Tunnel Authority Revenue Bonds	5,620	5.000	11/15/33	6,620
Troy Capital Resource Corp. Revenue Bonds	1,000	5.000	09/01/20	1,107
TSASC, Inc. New York Revenue Bonds	1,500	5.000	06/01/29	1,718
Westchester County Local Development Corp. Revenue Bonds	1,350	5.000	05/01/34	1,447
				121,539
North Carolina - 0.6%
North Carolina Capital Facilities Finance Agency Revenue Bonds	750	5.000	04/01/19	803
North Carolina Medical Care Commission Revenue Bonds	700	5.000	10/01/30	784
North Carolina Medical Care Commission Revenue Bonds	2,105	5.000	11/01/31	2,339
North Carolina Turnpike Authority Revenue Bonds(µ)	1,310	5.000	01/01/28	1,561
State of North Carolina General Obligation Unlimited	2,500	5.000	05/01/20	2,782
State of North Carolina Revenue Bonds	1,000	5.000	05/01/19	1,078
University of North Carolina at Chapel Hill Revenue Bonds	1,205	5.000	12/01/31	1,234
				10,581
North Dakota - 0.2%
City of Williston North Dakota Revenue Bonds(µ)	1,425	4.000	11/01/20	1,427
County of Burleigh North Dakota Revenue Bonds	460	5.000	07/01/29	526
County of Burleigh North Dakota Revenue Bonds	500	5.000	07/01/31	571
				2,524
Ohio - 5.4%
American Municipal Power, Inc. Revenue Bonds	1,790	5.000	02/15/34	2,022

See accompanying notes which are an integral part of the financial statements.

530 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
American Municipal Power, Inc. Revenue Bonds	1,605	5.000	02/15/36	1,801
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	5,700	5.125	06/01/24	5,434
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	475	5.375	06/01/24	458
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,650	5.875	06/01/30	2,551
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	6,495	5.750	06/01/34	6,203
City of Cincinnati Ohio General Obligation Unlimited	1,815	5.000	12/01/30	2,089
City of Cleveland Ohio Airport System Revenue Bonds(µ)	3,000	5.000	01/01/30	3,328
City of Cleveland Ohio Revenue Bonds	1,500	5.000	10/01/37	1,681
Clermont County Port Authority Revenue Bonds(µ)	200	5.000	12/01/23	233
Cleveland Municipal School District General Obligation Unlimited	1,100	5.000	12/01/27	1,274
County of Cuyahoga Ohio Certificate Of Participation	14,065	5.000	12/01/27	16,293
County of Cuyahoga Ohio Certificate Of Participation	1,990	5.000	12/01/28	2,294
County of Hamilton Ohio Revenue Bonds	1,350	5.000	01/01/31	1,441
County of Hamilton Ohio Revenue Bonds	1,890	5.250	06/01/32	2,129
County of Montgomery Ohio Revenue Bonds	1,100	5.750	11/15/22	1,241
County of Montgomery Ohio Revenue Bonds(Ê)	13,040	0.570	11/15/39	13,040
County of Montgomery Ohio Revenue Bonds(Ê)	7,250	0.590	11/15/39	7,250
Lakewood City School District General Obligation Unlimited	875	5.000	11/01/30	1,017
Middletown City School District General Obligation Unlimited	1,435	5.250	12/01/34	1,672
North Olmsted City School District General Obligation Unlimited	420	1.750	12/01/19	424
Ohio Air Quality Development Authority Revenue Bonds(Ê)	255	4.250	08/01/29	238
Ohio State Water Development Authority Revenue Bonds	6,085	5.000	06/01/21	6,963
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue
Bonds(Ê)	600	4.375	06/01/33	559
State of Ohio Revenue Bonds	3,500	5.000	12/15/22	4,049
State of Ohio Revenue Bonds	2,815	5.000	12/15/23	3,265
Toledo-Lucas County Port Authority Revenue Bonds	1,965	5.000	07/01/29	2,099
				91,048
Oklahoma - 0.3%
Lincoln County Educational Facilities Authority Revenue Bonds	680	5.000	09/01/27	789
Oklahoma County Finance Authority Revenue Bonds	1,000	5.000	09/01/21	1,138
Oklahoma Development Finance Authority Revenue Bonds	2,000	5.000	08/15/28	2,333
				4,260
Oregon - 0.3%
City of Portland Oregon Sewer System Revenue Bonds	2,000	5.000	06/15/18	2,091
Hospital Facilities Authority of Multnomah County Oregon Revenue Bonds	410	5.000	10/01/19	426
Morrow County School District No. 1 General Obligation Unlimited(µ)	1,955	5.500	06/15/21	2,275
				4,792
Pennsylvania - 3.7%
Allegheny County Higher Education Building Authority Revenue Bonds	410	5.000	10/15/19	435
Allegheny County Higher Education Building Authority Revenue Bonds	590	5.000	10/15/20	634
Allegheny County Higher Education Building Authority Revenue Bonds	615	5.000	10/15/21	669
Allegheny County Higher Education Building Authority Revenue Bonds	650	5.000	10/15/22	709
Allegheny County Higher Education Building Authority Revenue Bonds	790	5.000	10/15/26	856
Allegheny County Higher Education Building Authority Revenue Bonds	835	5.000	10/15/27	903
Allegheny County Higher Education Building Authority Revenue Bonds	870	5.000	10/15/28	935
Allegheny County Higher Education Building Authority Revenue Bonds	660	3.000	10/15/29	583
Berks County Municipal Authority Revenue Bonds	1,960	5.250	11/01/24	2,124
Bethlehem Authority Revenue Bonds(µ)	1,000	5.000	11/15/17	1,021
City of Philadelphia General Obligation Unlimited(µ)	110	5.000	08/01/19	119

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 531

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Philadelphia General Obligation Unlimited(µ)	890	5.000	08/01/24	958
City of Philadelphia Pennsylvania General Obligation Unlimited	3,210	5.250	07/15/27	3,642
Commonwealth of Pennsylvania General Obligation Unlimited(µ)	1,300	5.375	07/01/17	1,309
Dallas Area Municipal Authority Revenue Bonds	430	4.000	05/01/18	436
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	295	5.000	11/01/25	339
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,120	5.000	11/01/27	1,284
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,140	5.000	11/01/28	1,305
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,500	5.250	11/01/33	1,728
East Allegheny School District General Obligation Unlimited(µ)	350	3.000	04/01/19	358
General Authority of Southcentral Pennsylvania Revenue Bonds	360	5.000	12/01/28	405
Mifflin County School District General Obligation Limited(µ)	870	5.000	09/01/29	990
Mifflin County School District General Obligation Limited(µ)	1,000	5.000	09/01/30	1,132
North Penn Water Authority Revenue Bonds	1,190	5.000	11/01/30	1,351
Northampton County General Purpose Authority Revenue Bonds	285	5.000	10/01/30	315
Northampton County General Purpose Authority Revenue Bonds	150	5.000	10/01/31	165
Pennsylvania Economic Development Financing Authority Revenue Bonds	2,270	5.000	01/01/22	2,284
Pennsylvania Economic Development Financing Authority Revenue Bonds	580	5.000	07/01/22	584
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,940	5.250	05/01/24	2,186
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	700	5.000	07/01/31	761
Pennsylvania Turnpike Commission Revenue Bonds	1,000	5.000	12/01/22	1,167
Philadelphia Authority for Industrial Development Revenue Bonds	1,000	5.875	06/15/22	1,069
Philadelphia Authority for Industrial Development Revenue Bonds	2,000	8.000	01/01/33	2,268
School District of Philadelphia (The) General Obligation Limited(µ)	4,605	5.000	09/01/27	5,277
Scranton School District General Obligation Limited	515	3.000	06/01/17	515
Scranton School District General Obligation Limited	350	4.000	06/01/18	358
Scranton School District General Obligation Limited	1,175	5.000	06/01/19	1,242
State Public School Building Authority Revenue Bonds	2,000	5.000	04/01/20	2,148
State Public School Building Authority Revenue Bonds	3,030	5.000	04/01/25	3,283
State Public School Building Authority Revenue Bonds(µ)	1,000	5.000	06/15/28	1,140
State Public School Building Authority Revenue Bonds(µ)	1,000	5.000	06/15/29	1,138
State Public School Building Authority Revenue Bonds	3,000	5.000	04/01/32	3,169
Township of Bensalem Pennsylvania General Obligation Unlimited	1,380	5.250	06/01/29	1,636
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue
Bonds	1,000	5.500	09/15/21	1,082
West Mifflin Sanitary Sewer Municipal Authority Revenue Bonds(µ)	250	3.000	08/01/17	251
West Mifflin Sanitary Sewer Municipal Authority Revenue Bonds(µ)	225	4.000	08/01/18	234
West Mifflin School District General Obligation Limited(µ)	1,000	5.000	04/01/28	1,125
West Mifflin School District General Obligation Limited(µ)	3,045	4.000	04/01/30	3,098
Western Wayne School District General Obligation Unlimited(µ)	565	5.000	04/01/21	631
				61,351
Puerto Rico - 2.1%
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	875	5.000	07/01/17	880
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	285	5.500	07/01/18	295
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	640	5.500	07/01/19	674
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	235	5.250	07/01/20	253
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,000	5.250	07/01/21	1,003
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	380	4.000	07/01/22	394
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	75	5.375	07/01/25	80
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	170	5.250	07/01/26	179
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	340	4.250	07/01/27	345

See accompanying notes which are an integral part of the financial statements.

532 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,000	5.250	07/01/27	1,018
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	3,470	5.000	07/01/35	3,623
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds(µ)	3,050	5.000	07/01/28	3,121
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	1,400	5.000	07/01/18	1,404
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	100	5.000	07/01/20	101
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	345	5.000	07/01/31	345
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	745	4.500	07/01/36	730
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,000	5.000	07/01/19	1,025
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,815	5.000	07/01/21	1,855
Puerto Rico Electric Power Authority Revenue Bonds(µ)	215	4.000	07/01/23	216
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,940	5.000	07/01/26	1,949
Puerto Rico Electric Power Authority Revenue Bonds(µ)	205	4.375	07/01/30	205
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	300	4.125	07/01/18	301
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	895	5.500	07/01/26	1,010
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	950	5.000	07/01/27	954
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	700	5.500	07/01/28	753
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,185	5.500	07/01/17	1,190
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,980	5.500	07/01/23	2,119
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	680	5.500	07/01/24	730
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	740	5.500	07/01/25	796
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,500	5.500	07/01/26	1,614
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	60	5.500	07/01/27	65
Puerto Rico Municipal Finance Agency General Obligation Unlimited(µ)	3,090	5.000	08/01/27	3,139
Puerto Rico Municipal Finance Agency Revenue Bonds(µ)	115	5.250	08/01/22	126
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	260	5.250	07/01/17	262
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	2,480	5.500	07/01/17	2,490
				35,244
Rhode Island - 0.4%
Providence Public Buildings Authority Revenue Bonds(µ)	500	5.875	06/15/26	561
Rhode Island Commerce Corp. Revenue Bonds	1,000	5.000	06/15/26	1,193
Rhode Island Commerce Corp. Revenue Bonds	2,610	5.000	06/15/27	3,090
Rhode Island Health & Educational Building Corp. Revenue Bonds	1,000	5.000	05/15/28	1,118
Rhode Island Health & Educational Building Corp. Revenue Bonds	1,250	5.000	05/15/29	1,386
				7,348
South Carolina - 1.3%
County of Greenwood South Carolina Revenue Bonds(µ)(Ê)	150	0.396	10/01/34	140
Lee County School Facilities, Inc. Revenue Bonds(µ)	1,050	4.000	12/01/27	1,155
Lee County School Facilities, Inc. Revenue Bonds(µ)	1,500	4.000	12/01/28	1,638
Piedmont Municipal Power Agency Revenue Bonds	1,000	5.000	01/01/20	1,093
South Carolina Public Service Authority Revenue Bonds	3,500	5.000	12/01/30	3,844
South Carolina Public Service Authority Revenue Bonds	2,060	5.000	12/01/31	2,296
South Carolina State Public Service Authority Revenue Bonds	3,310	5.000	12/01/36	3,479
Spartanburg Regional Health Services District Revenue Bonds	5,560	5.000	04/15/32	6,103
Sumter Two School Facilities, Inc. Revenue Bonds(µ)	1,360	5.000	12/01/26	1,581
				21,329
South Dakota - 0.1%
South Dakota Health & Educational Facilities Authority Revenue Bonds	1,000	5.000	11/01/35	1,101

Tennessee - 0.5%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds	600	5.000	10/01/26	695

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 533

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Chattanooga Industrial Development Board Revenue Bonds(µ)	2,000	5.000	10/01/30	2,031
Chattanooga-Hamilton County Hospital Authority Revenue Bonds	630	5.000	10/01/23	721
Knox County Health Educational & Housing Facility Board Revenue Bonds	1,750	5.000	04/01/29	1,981
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	340	5.000	10/01/28	386
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	2,200	5.000	07/01/35	2,470
				8,284
Texas - 8.8%
Arlington Higher Education Finance Corp. Revenue Bonds	1,000	5.000	08/15/26	1,174
Austin Community College District Public Facility Corp. Revenue Bonds	1,000	5.000	08/01/23	1,173
Austin Community College District Public Facility Corp. Revenue Bonds	1,000	5.000	08/01/24	1,185
Bexar County Health Facilities Development Corp. Revenue Bonds	1,765	4.000	07/15/31	1,774
Central Texas Regional Mobility Authority Revenue Bonds	1,200	5.000	01/01/35	1,329
Central Texas Turnpike System Revenue Bonds	500	5.000	08/15/23	581
City of Corpus Christi Texas Utility System Revenue Bonds	1,660	5.000	07/15/22	1,926
City of Donna Texas Revenue Bonds(µ)	1,090	5.000	02/15/31	1,231
City of El Paso Texas Water & Sewer Revenue Bonds	2,890	5.000	03/01/25	3,431
City of Houston Texas Airport System Revenue Bonds	1,500	5.000	07/01/17	1,510
City of Houston Texas Airport System Revenue Bonds	560	5.000	07/01/25	639
City of Houston Texas Airport System Revenue Bonds	900	5.000	07/01/29	1,013
City of Houston Texas Revenue Bonds	1,890	5.000	09/01/20	2,099
City of Lubbock Texas General Obligation Limited	5,000	5.000	02/15/19	5,348
City of San Antonio Texas Electric & Gas Systems Revenue Bonds	10,050	5.000	02/01/25	12,155
City of San Antonio Texas Water System Revenue Bonds	2,250	5.000	05/15/24	2,493
Clifton Higher Education Finance Corp. Revenue Bonds	400	4.000	08/15/18	414
Conroe Independent School District General Obligation Unlimited(ae)	225	5.000	02/15/20	248
Conroe Independent School District General Obligation Unlimited	860	5.000	02/15/25	945
County of Fort Bend Texas General Obligation Limited	3,740	5.000	03/01/23	4,411
Dallas/Fort Worth International Airport Revenue Bonds	3,395	5.000	11/01/27	3,888
Dallas/Fort Worth International Airport Revenue Bonds	1,000	5.250	11/01/28	1,177
Dallas/Fort Worth International Airport Revenue Bonds	1,340	5.000	11/01/29	1,493
Dallas/Fort Worth International Airport Revenue Bonds	2,000	5.250	11/01/29	2,350
Dallas/Fort Worth International Airport Revenue Bonds	1,825	5.000	11/01/30	2,031
Dallas/Fort Worth International Airport Revenue Bonds	1,500	5.250	11/01/30	1,759
Decatur Hospital Authority Revenue Bonds	1,250	5.250	09/01/29	1,359
Dickinson Independent School District General Obligation Unlimited	2,050	4.000	02/15/29	2,245
Goose Creek Consolidated Independent School District General Obligation Unlimited	915	5.000	02/15/24	1,038
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds	1,385	6.375	01/01/33	1,562
Harris County-Houston Sports Authority Revenue Bonds	1,000	5.000	11/15/26	1,145
Harris County-Houston Sports Authority Revenue Bonds	750	5.000	11/15/27	854
Harris County-Houston Sports Authority Revenue Bonds	2,265	5.000	11/15/29	2,538
Harris County-Houston Sports Authority Revenue Bonds	1,215	5.000	11/15/31	1,349
Houston Higher Education Finance Corp. Revenue Bonds(ae)	650	6.500	05/15/21	780
Houston Higher Education Finance Corp. Revenue Bonds	1,600	5.000	08/15/28	1,867
Karnes County Hospital District Revenue Bonds	570	4.000	02/01/19	585
Karnes County Hospital District Revenue Bonds	2,020	5.000	02/01/29	2,179
Kerrville Health Facilities Development Corp. Revenue Bonds	1,100	4.000	08/15/19	1,147
Lower Colorado River Authority Revenue Bonds	2,000	5.500	05/15/31	2,359
Midlothian Industrial Development Corp. Revenue Bonds(Ê)	6,300	0.730	08/01/34	6,300

See accompanying notes which are an integral part of the financial statements.

534 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New Hope Cultural Education Facilities Corp. Revenue Bonds	565	5.000	04/01/21	618
New Hope Cultural Education Facilities Corp. Revenue Bonds	650	5.000	04/01/22	720
New Hope Cultural Education Facilities Corp. Revenue Bonds	180	4.625	04/01/23	197
New Hope Cultural Education Facilities Corp. Revenue Bonds	500	5.000	04/01/29	549
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,160	5.000	04/01/35	1,322
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,545	5.000	04/01/36	1,755
North East Texas Regional Mobility Authority Revenue Bonds	1,935	5.000	01/01/31	2,144
North Texas Tollway Authority Revenue Bonds(ae)	840	6.000	01/01/18	868
North Texas Tollway Authority Revenue Bonds	120	6.000	01/01/24	124
North Texas Tollway Authority Revenue Bonds	3,840	5.000	01/01/29	4,447
Reagan Hospital District of Reagan County General Obligation Limited	860	2.500	02/01/19	855
Reagan Hospital District of Reagan County General Obligation Limited	910	3.250	02/01/21	913
Reagan Hospital District of Reagan County General Obligation Limited	500	5.000	02/01/29	523
Reagan Hospital District of Reagan County General Obligation Limited	3,000	5.000	02/01/34	3,088
Royal Independent School District General Obligation Unlimited	1,545	5.000	02/15/28	1,893
Southwest Houston Redevelopment Authority Tax Allocation(µ)	1,300	5.000	09/01/33	1,476
Southwest Houston Redevelopment Authority Tax Allocation(µ)	1,350	5.000	09/01/34	1,524
State of Texas General Obligation Unlimited	2,910	5.000	04/01/22	3,387
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	100	2.500	12/01/18	100
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	1,000	4.000	05/15/27	1,003
Tarrant Regional Water District Revenue Bonds	6,000	5.000	03/01/21	6,824
Tarrant Regional Water District Revenue Bonds	1,150	5.000	03/01/22	1,336
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	3,775	6.250	12/15/26	4,555
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	900	5.000	12/15/24	1,007
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	3,515	5.000	12/15/27	3,852
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,445	7.500	12/31/31	1,649
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,250	7.500	06/30/33	1,446
Texas Public Finance Authority Revenue Bonds	10,985	4.000	07/01/17	11,010
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds	300	4.000	08/15/18	312
Viridian Municipal Management District General Obligation Unlimited(µ)	1,000	6.000	12/01/27	1,246
Viridian Municipal Management District General Obligation Unlimited(µ)	500	6.000	12/01/32	617
Viridian Municipal Management District General Obligation Unlimited(µ)	995	6.000	12/01/33	1,225
				147,669
Utah - 0.2%
County of Salt Lake Utah Revenue Bonds(Ê)	2,000	5.000	12/01/33	2,057
Utah State Charter School Finance Authority Revenue Bonds	465	5.250	10/15/28	532
Utah State Charter School Finance Authority Revenue Bonds	1,215	5.000	10/15/33	1,326
				3,915
Vermont - 0.0%
City of Burlington Vermont Airport Revenue Bonds(µ)	540	5.000	07/01/24	612

Virgin Islands - 1.0%
Virgin Islands Public Finance Authority Revenue Bonds	3,885	5.000	10/01/18	3,623
Virgin Islands Public Finance Authority Revenue Bonds	2,000	5.000	10/01/25	1,740
Virgin Islands Public Finance Authority Revenue Bonds	8,550	5.000	10/01/29	8,508
Virgin Islands Public Finance Authority Revenue Bonds	670	5.250	10/01/29	526
Virgin Islands Public Finance Authority Revenue Bonds(µ)	1,260	5.000	10/01/32	1,338
Virgin Islands Public Finance Authority Revenue Bonds	2,110	6.750	10/01/37	1,699
				17,434
Virginia - 0.7%

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 535

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Ballston Quarter Community Development Authority Tax Allocation	500	5.000	03/01/26	494
Ballston Quarter Community Development Authority Tax Allocation	1,000	5.125	03/01/31	981
Chesterfield County Economic Development Authority Revenue Bonds	650	5.000	05/01/23	692
Commonwealth of Virginia General Obligation Unlimited	1,000	5.000	06/01/23	1,044
County of Fairfax Virginia General Obligation Unlimited	1,000	5.000	04/01/18	1,037
Henrico County Economic Development Authority Revenue Bonds	1,490	5.000	11/01/30	1,657
Virginia College Building Authority Revenue Bonds	530	5.000	07/01/19	556
Virginia College Building Authority Revenue Bonds	585	5.000	07/01/20	625
Virginia College Building Authority Revenue Bonds	710	5.250	07/01/30	782
Virginia Resources Authority Revenue Bonds	3,795	5.000	11/01/21	4,386
				12,254
Washington - 5.1%
City of Seattle Washington Municipal Light & Power Revenue Bonds	5,760	5.000	05/01/20	6,402
City of Seattle Washington Municipal Light & Power Revenue Bonds	5,545	5.000	05/01/21	6,327
City of Seattle Washington Municipal Light & Power Revenue Bonds	2,820	5.000	05/01/22	3,290
County of King Washington Sewer Revenue Bonds	3,085	5.000	01/01/28	3,574
Energy Northwest Revenue Bonds	2,000	5.000	07/01/19	2,168
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds	1,060	3.750	09/01/19	1,069
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds	1,000	4.500	09/01/22	1,024
Mason County School District No. 309 Shelton General Obligation Unlimited(µ)	1,115	5.000	12/01/18	1,186
Port of Seattle Washington Revenue Bonds	1,000	5.000	06/01/22	1,102
Port of Seattle Washington Revenue Bonds	1,285	5.000	03/01/23	1,512
State of Washington General Obligation Unlimited	1,000	5.000	07/01/17	1,007
State of Washington General Obligation Unlimited	11,660	5.000	02/01/25	14,120
State of Washington Revenue Bonds	8,000	5.000	09/01/20	8,944
Washington Health Care Facilities Authority Revenue Bonds	270	5.000	03/01/18	279
Washington Health Care Facilities Authority Revenue Bonds	700	5.000	07/01/30	793
Washington Health Care Facilities Authority Revenue Bonds(Ê)	30,600	0.520	08/15/41	30,600
Washington State Housing Finance Commission Revenue Bonds	1,400	4.375	01/01/21	1,401
				84,798
West Virginia - 0.1%
West Virginia Hospital Finance Authority Revenue Bonds(µ)(Ê)	450	0.595	02/15/34	409
West Virginia University Revenue Bonds	1,350	5.000	10/01/21	1,543
				1,952
Wisconsin - 1.2%
City of Marshfield Wisconsin Electric System Revenue Bonds	4,000	5.500	12/01/30	4,590
Public Finance Authority Revenue Bonds	1,000	3.000	11/15/22	1,002
Public Finance Authority Revenue Bonds	1,250	5.125	11/15/29	1,291
State of Wisconsin General Obligation Unlimited	4,250	5.000	11/01/20	4,796
Wisconsin Department of Transportation Revenue Bonds(µ)	1,500	5.000	07/01/19	1,625
Wisconsin Department of Transportation Revenue Bonds	5,950	5.000	07/01/22	6,955
				20,259
Wyoming - 0.1%
County of Laramie Wyoming Revenue Bonds	1,000	4.000	05/01/22	1,070
County of Sweetwater Wyoming Revenue Bonds	40	5.000	12/15/17	41
County of Sweetwater Wyoming Revenue Bonds	960	5.000	12/15/18	983
				2,094
Total Municipal Bonds (cost $1,621,159)				1,648,987

Short-Term Investments - 0.4%

See accompanying notes which are an integral part of the financial statements.

536 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal				Fair
	Amount ($)		Rate	Date of	Value
	or Shares		%	Maturity	$
U.S. Cash Management Fund	6,893,490	(8)			6,895
Total Short-Term Investments (cost $6,895)					6,895

Total Investments 98.6% (identified cost $1,628,054)					1,655,882
Other Assets and Liabilities, Net - 1.4%					23,719
Net Assets - 100.0%					1,679,601

Presentation of Portfolio Holdings

Amount in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Municipal Bonds
Alabama	$—	$30,501	$—	$—	$30,501	1.8
Alaska	—	3,034	—	—	3,034	0.2
Arizona	—	35,316	—	—	35,316	2.1
Arkansas	—	1,912	—	—	1,912	0.1
California	—	122,280	—	—	122,280	7.3
Colorado	—	38,917	—	—	38,917	2.3
Connecticut	—	27,414	—	—	27,414	1.6
District of Columbia	—	3,381	—	—	3,381	0.2
Florida	—	124,809	—	—	124,809	7.4
Georgia	—	27,756	—	—	27,756	1.7
Guam	—	27,230	—	—	27,230	1.6
Idaho	—	7,906	—	—	7,906	0.5
Illinois	—	169,849	—	—	169,849	10.1
Indiana	—	30,036	—	—	30,036	1.8
Iowa	—	11,922	—	—	11,922	0.7
Kansas	—	4,607	—	—	4,607	0.3
Kentucky	—	8,929	—	—	8,929	0.5
Louisiana	—	40,849	—	—	40,849	2.4
Maryland	—	13,237	—	—	13,237	0.8
Massachusetts	—	25,176	—	—	25,176	1.5
Michigan	—	54,897	—	—	54,897	3.3
Minnesota	—	16,214	—	—	16,214	1.0
Mississippi	—	15,358	—	—	15,358	0.9
Missouri	—	15,576	—	—	15,576	0.9
Nebraska	—	21,688	—	—	21,688	1.3
Nevada	—	19,878	—	—	19,878	1.2
New Jersey	—	89,259	—	—	89,259	5.3
New Mexico	—	668	—	—	668	0.1
New York	—	121,539	—	—	121,539	7.2
North Carolina	—	10,581	—	—	10,581	0.6
North Dakota	—	2,524	—	—	2,524	0.2
Ohio	—	91,048	—	—	91,048	5.4

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 537

Russell Investment Company
Tax-Exempt Bond Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amount in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Oklahoma	—	4,260	—	—	4,260	0.3
Oregon	—	4,792	—	—	4,792	0.3
Pennsylvania	—	61,351	—	—	61,351	3.7
Puerto Rico	—	35,244	—	—	35,244	2.1
Rhode Island	—	7,348	—	—	7,348	0.4
South Carolina	—	21,329	—	—	21,329	1.3
South Dakota	—	1,101	—	—	1,101	0.1
Tennessee	—	8,284	—	—	8,284	0.5
Texas	—	147,669	—	—	147,669	8.8
Utah	—	3,915	—	—	3,915	0.2
Vermont	—	612	—	—	612	—*
Virgin Islands	—	17,434	—	—	17,434	1.0
Virginia	—	12,254	—	—	12,254	0.7
Washington	—	84,798	—	—	84,798	5.1
West Virginia	—	1,952	—	—	1,952	0.1
Wisconsin	—	20,259	—	—	20,259	1.2
Wyoming	—	2,094	—	—	2,094	0.1
Short-Term Investments	—	—	—	6,895	6,895	0.4
Total Investments	$—	$1,648,987	$—	$6,895	$1,655,882	98.6
Other Assets and Liabilities, Net						1.4
						100.0

* Less than 0.05% of net assets.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

538 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,628,054
Investments, at fair value (>)	1,655,882
Cash	2,869
Receivables:
Dividends and interest	20,865
Dividends from affiliated funds	16
Investments sold	1,357
Fund shares sold	6,349
Prepaid expenses	16
Total assets	1,687,354

Liabilities
Payables:
Investments purchased	5,021
Fund shares redeemed	1,876
Accrued fees to affiliates	704
Other accrued expenses	152
Total liabilities	7,753

Net Assets	$1,679,601

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 539

Russell Investment Company
Tax-Exempt Bond Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$3,692
Accumulated net realized gain (loss)	(1,218)
Unrealized appreciation (depreciation) on investments	27,828
Shares of beneficial interest	733
Additional paid-in capital	1,648,566
Net Assets	$1,679,601

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$23.00
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$23.90
Class A — Net assets	$23,280,359
Class A — Shares outstanding ($.01 par value)	1,012,096
Net asset value per share: Class C(#)	$22.87
Class C — Net assets	$27,451,706
Class C — Shares outstanding ($.01 par value)	1,200,239
Net asset value per share: Class E(#)	$23.00
Class E — Net assets	$3,571,986
Class E — Shares outstanding ($.01 par value)	155,321
Net asset value per share: Class S(#)	$22.92
Class S — Net assets	$ 1,617,684,545
Class S — Shares outstanding ($.01 par value)	70,580,756
Net asset value per share: Class T(#)	$22.92
Class T — Net assets	$7,612,447
Class T — Shares outstanding ($.01 par value)	332,109
Amounts in thousands
(>) Investments in affiliates, U.S. Cash Management Fund	$6,895

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

540 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends from affiliated funds	$118
Interest	24,682
Total investment income	24,800

Expenses
Advisory fees	2,283
Administrative fees	368
Custodian fees	84
Distribution fees - Class A	28
Distribution fees - Class C	109
Transfer agent fees - Class A	22
Transfer agent fees - Class C	29
Transfer agent fees - Class E	26
Transfer agent fees - Class S	1,444
Transfer agent fees - Class T	1
Professional fees	48
Registration fees	63
Shareholder servicing fees - Class C	36
Shareholder servicing fees - Class E	32
Trustees’ fees	23
Printing fees	28
Miscellaneous	11
Expenses before reductions	4,635
Expense reductions	(453)
Net expenses	4,182
Net investment income (loss)	20,618

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(994)
Net change in unrealized appreciation (depreciation) on investments	(26,341)
Net realized and unrealized gain (loss)	(27,335)
Net Increase (Decrease) in Net Assets from Operations	$(6,717)

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 541

Russell Investment Company
Tax-Exempt Bond Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,618	$37,237
Net realized gain (loss)	(994)	493
Net change in unrealized appreciation (depreciation)	(26,341)	10,903
Net increase (decrease) in net assets from operations	(6,717)	48,633

Distributions
From net investment income
Class A	(268)	(501)
Class C	(253)	(498)
Class E	(363)	(1,279)
Class S	(19,413)	(34,581)
Class T	(—)**	—
Net decrease in net assets from distributions	(20,297)	(36,859)

Share Transactions*
Net increase (decrease) in net assets from share transactions	200,619	185,664
Total Net Increase (Decrease) in Net Assets	173,605	197,438

Net Assets
Beginning of period	1,505,996	1,308,558
End of period	$1,679,601	$1,505,996
Undistributed (overdistributed) net investment income included in net assets	$3,692	$3,371

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

542 Tax-Exempt Bond Fund

Russell Investment Company
Tax-Exempt Bond Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	146	$3,333	397	$9,358
Proceeds from reinvestment of distributions	11	258	21	486
Payments for shares redeemed	(165)	(3,774)	(236)	(5,551)
Net increase (decrease)	(8)	(183)	182	4,293
Class C
Proceeds from shares sold	101	2,302	618	14,453
Proceeds from reinvestment of distributions	11	245	21	483
Payments for shares redeemed	(285)	(6,466)	(400)	(9,372)
Net increase (decrease)	(173)	(3,919)	239	5,564
Class E
Proceeds from shares sold	91	2,077	427	10,045
Proceeds from reinvestment of distributions	16	357	54	1,257
Payments for shares redeemed	(2,332)	(53,286)	(283)	(6,634)
Net increase (decrease)	(2,225)	(50,852)	198	4,668
Class S
Proceeds from shares sold	22,712	516,192	20,582	482,402
Proceeds from reinvestment of distributions	845	19,214	1,450	33,948
Payments for shares redeemed	(12,652)	(287,429)	(14,726)	(345,211)
Net increase (decrease)	10,905	247,977	7,306	171,139
Class T(1)
Proceeds from shares sold	333	7,609	—	—
Payments for shares redeemed	(1)	(13)	—	—
Net increase (decrease)	332	7,596	—	—
Total increase (decrease)	8,831	$200,619	7,925	$185,664

(1) For the period March 17, 2017 (commencement of operations) to April 30, 2017.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 543

Russell Investment Company
Tax-Exempt Bond Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	$
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Total Distributions
Class A
April 30, 2017*	23.45	.28	(.46)	(.18)	(.27)	(.27)
October 31, 2016	23.23	.56	.22	.78	(.56)	(.56)
October 31, 2015	23.27	.54	(.04)	.50	(.54)	(.54)
October 31, 2014	22.62	.50	.64	1.14	(.49)	(.49)
October 31, 2013	23.24	.45	(.63)	(.18)	(.44)	(.44)
October 31, 2012	22.48	.52	.79	1.31	(.55)	(.55)

Class C
April 30, 2017*	23.32	.20	(.46)	(.26)	(.19)	(.19)
October 31, 2016	23.10	.39	.22	.61	(.39)	(.39)
October 31, 2015	23.14	.38	(.05)	.33	(.37)	(.37)
October 31, 2014	22.50	.34	.62	.96	(.32)	(.32)
October 31, 2013	23.11	.28	(.61)	(.33)	(.28)	(.28)
October 31, 2012	22.36	.37	.77	1.14	(.39)	(.39)

Class E
April 30, 2017*	23.41	.28	(.45)	(.17)	(.24)	(.24)
October 31, 2016	23.19	.57	.22	.79	(.57)	(.57)
October 31, 2015	23.23	.55	(.05)	.50	(.54)	(.54)
October 31, 2014	22.58	.51	.64	1.15	(.50)	(.50)
October 31, 2013	23.19	.45	(.61)	(.16)	(.45)	(.45)
October 31, 2012	22.44	.54	.76	1.30	(.55)	(.55)

Class S
April 30, 2017*	23.37	.31	(.45)	(.14)	(.31)	(.31)
October 31, 2016	23.15	.63	.22	.85	(.63)	(.63)
October 31, 2015	23.19	.61	(.05)	.56	(.60)	(.60)
October 31, 2014	22.55	.56	.63	1.19	(.55)	(.55)
October 31, 2013	23.16	.51	(.61)	(.10)	(.51)	(.51)
October 31, 2012	22.41	.60	.76	1.36	(.61)	(.61)

Class T
April 30, 2017(10)	22.68	.08	.22	.30	(.06)	(.06)

See accompanying notes which are an integral part of the financial statements.

544 Tax-Exempt Bond Fund

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

23.00	(.73)	23,280.83		.81	2.45	13
23.45	3.37	23,917.83		.81	2.39	14
23.23	2.17	19,472.83		.82	2.35	28
23.27	5.09	17,406.84		.82	2.18	15
22.62	(.77)	16,851.84		.82	1.95	23
23.24	5.89	14,649.84		.83	2.28	29

22.87	(1.09)	27,452	1.58	1.52	1.74	13
23.32	2.67	32,016	1.58	1.52	1.68	14
23.10	1.45	26,215	1.58	1.53	1.64	28
23.14	4.32	26,956	1.59	1.53	1.47	15
22.50	(1.44)	28,147	1.59	1.53	1.24	23
23.11	5.12	31,628	1.58	1.54	1.62	29

23.00	(.72)	3,572.83		.77	2.44	13
23.41	3.42	55,714.83		.77	2.43	14
23.19	2.21	50,598.83		.78	2.38	28
23.23	5.14	60,440.84		.78	2.22	15
22.58	(.68)	51,073.84		.78	1.99	23
23.19	5.87	39,034.83		.79	2.37	29

22.92	(.59)	1,617,685.58		.52	2.74	13
23.37	3.68	1,394,349.58		.52	2.68	14
23.15	2.47	1,212,273.58		.53	2.64	28
23.19	5.37	1,153,807.59		.53	2.47	15
22.55	(.44)	782,853.59		.53	2.24	23
23.16	6.14	613,006.58		.54	2.63	29

22.92	1.31	7,612.58		.42	2.95	13

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Bond Fund 545

Russell Investment Company
Tax-Exempt Bond Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$411,105
Administration fees	66,127
Distribution fees	21,717
Shareholder servicing fees	6,416
Transfer agent fees	192,246
Trustee fees	6,314
$703,925

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U.S. Cash Management Fund	$90,038	$260,755	$343,900	$13	$(11)	$6,895	$118	$—
	$90,038	$260,755	$343,900	$13	$(11)	$6,895	$118	$—

Federal Income Taxes (Unaudited)

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$1,627,956,719
Unrealized Appreciation	$40,643,811
Unrealized Depreciation	(12,718,609)
Net Unrealized Appreciation (Depreciation)	$27,925,202

See accompanying notes which are an integral part of the financial statements.

546 Tax-Exempt Bond Fund

Russell Investment Company
Commodity Strategies Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2016	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2017	$987.00	$1,017.75
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$7.00	$7.10

Fund is from November 1, 2016 to April 30, 2017.	* Expenses are equal to the Fund's annualized expense ratio of 1.42%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2017	$984.60	$1,014.03
	Expenses Paid During Period*	$10.68	$10.84
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.17%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2016	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2017	$987.00	$1,017.80
of other funds.	Expenses Paid During Period*	$6.95	$7.05

* Expenses are equal to the Fund's annualized expense ratio of 1.41%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Commodity Strategies Fund 547

Russell Investment Company
Commodity Strategies Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$987.20	$1,018.99
Expenses Paid During Period*	$5.76	$5.86

* Expenses are equal to the Fund's annualized expense ratio of 1.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class T	Performance	expenses)
Beginning Account Value
March 17, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$989.00	$1,019.49
Expenses Paid During Period*	$1.31	$5.36

* Expenses are equal to the Fund's annualized expense ratio of 1.07%
(representing the 45-day period annualized), multiplied by the average account value over the period, multiplied by 45/365 (to reflect the period since commencement of operations). May reflect amounts waived and/or reimbursed.
Without any waivers and/or reimbursements, expenses would have been higher.
Hypothetical expenses are equal to the Fund’s annualized expense ratio of
1.07% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the on-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$990.90	$1,019.93
Expenses Paid During Period*	$4.84	$4.91

* Expenses are equal to the Fund's annualized expense ratio of 0.98%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

548 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
Long-Term Investments - 0.1%				0.502% due 05/18/17 (ç)(~)	15,200	15,196
United States Government Treasuries - 0.1%				0.720% due 06/15/17 (ç)(~)	7,145	7,139
United States Treasury Floating Rate
Notes				0.747% due 06/15/17 (ç)(~)	4,200	4,196
0.992% due 10/31/18 (Ê)(§)	1,000		1,002	Total Short-Term Investments
				(cost $683,824)		683,886
Total Long-Term Investments
(cost $1,001)			1,002	Total Investments 97.2%
				(identified cost $684,825)		684,888
Short-Term Investments - 97.1%
U.S. Cash Management Fund(a)	600,368,481	(8)	600,489	Other Assets and Liabilities,
United States Treasury Bills				Net - 2.8%		19,435
0.480% due 05/11/17 (ç)(~)	600		600
0.683% due 05/11/17 (ç)(~)	56,278		56,266	Net Assets - 100.0%		704,323

(a) U.S. Cash Management Fund is an investment fund which is valued daily and allows redemptions on a daily basis. The fund exists primarily for the investment and reinvestment of cash balances held by Russell Investment Company and Russell Investment Funds. Commodity Strategies
Fund’s ownership in the U.S. Cash Management Fund includes proportional ownership in United States Treasury Notes and Bills with an approximate aggregate values of $47,231,108 which represents 6.71% of Commodity Strategies Fund’s net assets.

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 549

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Aluminum Futures	173	USD	8,235	05/17	31
Aluminum Futures	174	USD	8,314	07/17	(167)
Aluminum Futures	57	USD	2,729	08/17	(38)
Aluminum Futures	228	USD	10,977	12/17	(98)
Brent Crude Oil Futures	372	USD	19,363	05/17	65
Brent Crude Oil Futures	170	USD	8,942	07/17	(407)
Brent Crude Oil Futures	52	USD	2,756	10/17	31
Brent Crude Oil Futures	73	USD	3,873	01/18	(259)
Coffee "C" Futures	83	USD	4,152	07/17	(261)
Coffee "C" Futures	22	USD	1,178	03/18	(64)
Copper Futures	238	USD	15,515	07/17	(224)
Copper Futures	75	USD	4,937	12/17	16
Copper Futures	62	USD	4,099	03/18	(76)
Corn Futures	1,118	USD	20,487	07/17	(408)
Cotton No. 2 Futures	507	USD	19,994	07/17	812
Cotton No. 2 Futures	20	USD	746	12/17	5
Gasoline RBOB Futures	180	USD	11,738	06/17	(1,446)
Gasoline RBOB Futures	33	USD	1,940	11/17	(26)
Gold 100 oz. Futures	135	USD	17,122	06/17	361
Gold 100 oz. Futures	164	USD	20,963	12/17	182
Lead Futures	3	USD	169	05/17	1
Lead Futures	3	USD	169	07/17	—
Lean Hogs Futures	2	USD	59	06/17	—
Lean Hogs Futures	41	USD	1,012	12/17	(3)
Live Cattle Futures	14	USD	695	06/17	90
Live Cattle Futures	36	USD	1,717	12/17	173
Live Cattle Futures	4	USD	191	02/18	11
Low Sulphur Gasoil Futures	85	USD	3,891	07/17	(295)
Natural Gas Futures	163	USD	5,465	06/17	104
Natural Gas Futures	375	USD	13,350	11/17	207
New York Harbor ULSD Futures	201	USD	12,792	06/17	(1,231)
New York Harbor ULSD Futures	15	USD	990	11/17	(92)
Nickel Futures	99	USD	5,587	05/17	(250)
Nickel Futures	45	USD	2,545	06/17	(106)
Nickel Futures	102	USD	5,782	07/17	(302)
Nickel Futures	66	USD	3,780	12/17	(194)
Nickel Futures	22	USD	1,265	02/18	(50)
Platinum Futures	154	USD	7,305	07/17	47
Silver Futures	102	USD	8,804	07/17	(569)
Silver Futures	105	USD	9,158	12/17	(491)
Soybean Futures	479	USD	22,901	07/17	16
Soybean Meal Futures	441	USD	13,927	07/17	(91)
Soybean Oil Futures	211	USD	4,014	07/17	(91)
Soybean Oil Futures	70	USD	1,352	12/17	(27)
Sugar 11 Futures	253	USD	4,571	06/17	(186)
Sugar 11 Futures	77	USD	1,407	09/17	(115)
Wheat Futures	666	USD	14,445	07/17	(206)
WTI Crude Oil Futures	158	USD	7,840	06/17	(484)
WTI Crude Oil Futures	185	USD	9,304	09/17	(532)
WTI Crude Oil Futures	10	USD	506	11/17	—
WTI Crude Oil Futures	69	USD	3,502	02/18	(250)

See accompanying notes which are an integral part of the financial statements.

550 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
WTI Crude Oil Futures		36	USD	1,813	11/18	(81)
Zinc Futures		32	USD	2,092	05/17	(118)
Zinc Futures		26	USD	1,705	07/17	(3)
Zinc Futures		89	USD	5,858	12/17	(299)
Zinc Futures		22	USD	1,446	03/18	3
Short Positions
Aluminum Futures		173	USD	8,235	05/17	155
Aluminum Futures		57	USD	2,729	08/17	1
Aluminum Futures		2	USD	96	12/17	1
Cocoa Futures		307	USD	5,652	07/17	292
Coffee "C" Futures		58	USD	2,901	07/17	150
Corn Futures		62	USD	1,136	07/17	—
Lead Futures		3	USD	169	05/17	—
Lean Hogs Futures		19	USD	562	06/17	36
Natural Gas Futures		40	USD	1,341	06/17	(19)
Natural Gas Futures		113	USD	3,818	09/17	(227)
Nickel Futures		99	USD	5,587	05/17	305
Nickel Futures		45	USD	2,545	06/17	141
Nickel Futures		23	USD	1,304	07/17	49
Nickel Futures		1	USD	57	12/17	—
Palladium Futures		75	USD	6,200	06/17	(581)
Soybean Oil Futures		520	USD	9,894	07/17	(70)
Sugar 11 Futures		446	USD	8,152	09/17	300
Wheat Futures		1,007	USD	21,896	07/17	131
WTI Crude Oil Futures		36	USD	1,821	11/17	91
Zinc Futures		32	USD	2,092	05/17	28
Zinc Futures		24	USD	1,580	12/17	(1)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)						(6,603)

Total Return Swap Contracts (*)
Amounts in thousands
			Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty		Amount		Date	$
Long Reference Entity
Bloomberg Commodity Index	Morgan Stanley		USD	40,506	03/15/18	58
Bloomberg Commodity Index 2 Month Forward Index	BNP Paribas		USD	28,574	05/23/17	98
Bloomberg Commodity Index 2 Month Forward Index	Morgan Stanley		USD	10,751	05/23/17	37
Bloomberg Commodity Index 2 Month Forward Index	UBS		USD	36,141	05/23/17	123
Bloomberg Commodity Index Total Return	Bank of America		USD	15,932	05/23/17	55
Cargill Custom Index(#)	Cargill		USD	158,566	03/29/18	—
Macquarie Commodity Customized Product(##)	Macquarie		USD	31,015	05/23/17	108
Merrill Lynch Commodity eXtra BIN1 Index(###)	Bank of America		USD	71,291	05/31/17	(1)
Merrill Lynch Commodity eXtra CS2T Index(####)	Bank of America		USD	31,442	05/23/17	96
Societe Generale Commodity P04T Index(#####)	Societe Generale		USD	27,475	05/23/17	84
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)						658

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The fixed fees embedded in the total return swaps held as of April 30, 2017 ranged from 0.00% to 0.15%. The floating rate fees were all based on the 3-month Treasury Bill rate plus a fee ranging from 0.098% to 0.256%.
(#) The following table represents the individual commodity positions underlying the Cargill Custom Index swap contract:

Description	% Weights
Gold	11.1
Wheat	9.3

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 551

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2017 (Unaudited)

Natural Gas	7.5
Copper	7.1
Lean Hogs	7.1
Brent Crude Oil	6.6
WTI Crude Oil	6.1
Soybeans	5.1
Aluminum	4.7
Soybean Meal	4.5
London Cocoa	4.0
Live Cattle	3.9
Silver	3.9
Heating Oil	3.1
Unleaded Gasoline	3.0
Sugar	2.5
Zinc	2.5
Cotton	2.3
Soybean Oil	2.3
Nickel	2.2
Coffee	2.0
Corn	1.8
Kansas Wheat	1.1
Cocoa	(3.7)
Total	100.0

(##) The following table represents the individual commodity positions underlying the Macquarie Commodity Customized Product swap contract:

Description	% Weights
Gold	12.0
Natural Gas	8.2
Copper	7.9
Corn	7.7
Brent Oil	7.2
Crude Oil	6.6
Soybeans	5.6
Aluminum	5.1
Live Cattle	4.3
Silver	4.3
Unleaded Gasoline	3.6
Heating Oil	3.4
Wheat	3.4
Soybean Meal	3.0
Zinc	2.8
Sugar	2.6
Soybean Oil	2.5
Nickel	2.5
Lean Hogs	2.4
Coffee	2.2
Cotton	1.5

See accompanying notes which are an integral part of the financial statements.

552 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2017 (Unaudited)

Kansas Wheat	1.2
Total	100.0

(###) The following table represents the individual commodity positions underlying the Merrill Lynch Commodity Index eXtra BIN1 Index swap contract:

Description	% Weights
Gold	18.2
Natural Gas	12.3
Copper	11.7
Brent Crude Oil	10.9
WTI Cure Oil	9.9
Soybeans	8.5
Aluminum	7.9
Live Cattle	6.2
Soybean Meal	4.4
Zinc	4.1
Unleaded Gas	3.5
Cotton	2.4
Total	100.0

(####) The following table represents the individual commodity positions underlying the Merrill Lynch Commodity Index eXtra CS2T Index swap contract:

Description	% Weights
Gold	12.0
Natural Gas	8.3
Copper	7.9
Corn	7.8
Brent Crude Oil	7.2
WTI Crude Oil	6.6
Soybeans	5.6
Aluminum	5.1
Silver	4.3
Live Cattle	4.2
Unleaded Gasoline	3.6
Heating Oil	3.4
Wheat	3.4
Soybean Meal	3.0
Zinc	2.8
Sugar	2.6
Soybean Oil	2.5
Nickel	2.5
Lean Hogs	2.4
Coffee	2.1
Cotton	1.5
Kansas Wheat	1.2
Total	100.0

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 553

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2017 (Unaudited)

(#####) The following table represents the individual commodity positions underlying the Societe Generale Commodity PO4T Index swap contract:

Description	% Weights
Gold	12.0
Natural Gas	8.2
Copper	7.9
Corn	7.7
Brent Crude Oil	7.2
WTI Crude Oil	6.6
Soybeans	5.7
Aluminum	5.1
Silver	4.4
Live Cattle	4.2
Unleaded Gasoline	3.6
Heating Oil	3.4
Wheat	3.4
Soybean Meal	3.0
Zinc	2.8
Sugar	2.6
Soybean Oil	2.5
Nickel	2.5
Lean Hogs	2.4
Coffee	2.1
Cotton	1.5
Kansas Wheat	1.2
Total	100.0

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Investments
United States Government Treasuries	$—	$1,002	$—	$—	$1,002	0.1
Short-Term Investments	—	83,397	—	600,489	683,886	97.1
Total Investments	—	84,399	—	600,489	684,888	97.2
Other Assets and Liabilities, Net						2.8
						100.0
Other Financial Instruments
Assets
Futures Contracts	3,835	—	—	—	3,835	0.5
Total Return Swap Contracts	—	659	—	—	659	0.1
A
Liabilities
Futures Contracts	(10,438)	—	—	—	(10,438)	(1.5)
Total Return Swap Contracts	—	(1)	—	—	(1)	(—)*
Total Other Financial Instruments**	$(6,603)	$658	$—	$—	$(5,945)

See accompanying notes which are an integral part of the financial statements.

554 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Schedule of Investments, continued — April 30, 2017 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 555

Russell Investment Company
Commodity Strategies Fund

Consolidated Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

Commodity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$3,835
Total return swap contracts, at fair value	659
Total	$4,494

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$10,438
Total return swap contracts, at fair value	1
Total	$10,439
Commodity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$3,625
Total return swap contracts	(8,302)
Total	$(4,677)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(6,338)
Total return swap contracts	4,981
Total	$(1,357)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

556 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
				Amounts	of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets		Assets	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts		$6,857	$—	$6,857
Total Return Swap Contracts	Total return swap contracts, at fair value		659	—	659
Total Financial and Derivative Assets			7,516	—	7,516
Financial and Derivative Assets not subject to a netting agreement			(6,857)	—	(6,857)
Total Financial and Derivative Assets subject to a netting agreement			$659	$—	$659

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities

		Net Amounts
		of Assets
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Received^	Net Amount
Bank of America		$151	$1	$—	$150
BNP Paribas		98	—	—	98
Macquarie		108	—	108	—
Morgan Stanley		94	—	—	94
Societe Generale		84	—	—	84
UBS		124	—	—	124
Total		$659	$1	$108	$550

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 557

Russell Investment Company
Commodity Strategies Fund

Consolidated Balance Sheet Offsetting of Financial and Derivative Instruments,
continued —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$23	$—	$23
Total Return Swap Contracts	Total return swap contracts, at fair value	1	—	1
Total Financial and Derivative Liabilities		24	—	24
Financial and Derivative Liabilities not subject to a netting agreement		(23)	—	(23)
Total Financial and Derivative Liabilities subject to a netting agreement		$1	$—	$1

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$1	$1	$—	$—
Total	$1	$1	$—	$—

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

558 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

l
Consolidated Statement of Assets and Liabilities(†) — April 30, 2017
(Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$684,825
Investments, at fair value(>)	684,888
Cash	270
Cash (restricted)(a)	27,853
Receivables:
Dividends and interest	51
Dividends from affiliated funds	437
Fund shares sold	1,113
Variation margin on futures contracts	6,857
Prepaid expenses	8
Total return swap contracts, at fair value(8)	659
Total assets	722,136

Liabilities
Payables:
Due to broker (b)(c)	12,584
Investments purchased	3,791
Fund shares redeemed	301
Accrued fees to affiliates	591
Other accrued expenses	522
Variation margin on futures contracts	23
Total return swap contracts, at fair value(8)	1
Total liabilities	17,813

Net Assets	$704,323

(†)     The Statement of Assets and Liabilities is consolidated and includes the balances of Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 559

Russell Investment Company
Commodity Strategies Fund

Consolidated Statement of Assets and Liabilities(†) , continued — April 30, 2017
(Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(4,187)
Accumulated net realized gain (loss)	(4,663)
Unrealized appreciation (depreciation) on:
Investments	63
Futures contracts	(6,603)
Total return swap contracts	658
Shares of beneficial interest	1,301
Additional paid-in capital	717,754
Net Assets	$704,323

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$5.33
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$5.66
Class A — Net assets	$6,968,718
Class A — Shares outstanding ($.01 par value)	1,307,794
Net asset value per share: Class C(#)	$5.10
Class C — Net assets	$3,511,497
Class C — Shares outstanding ($.01 par value)	689,132
Net asset value per share: Class E(#)	$5.33
Class E — Net assets	$263,383
Class E — Shares outstanding ($.01 par value)	49,442
Net asset value per share: Class S(#)	$5.40
Class S — Net assets	$505,590,014
Class S — Shares outstanding ($.01 par value)	93,568,376
Net asset value per share: Class T(#)	$5.40
Class T — Net assets	$837,592
Class T — Shares outstanding ($.01 par value)	155,210
Net asset value per share: Class Y(#)	$5.46
Class Y — Net assets	$187,151,845
Class Y — Shares outstanding ($.01 par value)	34,303,972
Amounts in thousands
(>) Investments in affiliates, U.S. Cash Management Fund	$600,489
(8) Total return swap contracts – premium paid (received)	$—

(a) Cash Collateral for Swaps	$27,853
(b) Due to Broker for Futures	$7,184
(c) Due to Broker for Swaps	$5,400
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.
(†) The Statement of Assets and Liabilities is consolidated and includes the balances of Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

560 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Statement of Operations(†) — For the Period Ended April 30, 2017
(Unaudited)

Amounts in thousands
Investment Income
Dividends	$305
Dividends from affiliated funds	2,243
Interest	100
Total investment income	2,648

Expenses
Advisory fees	5,374
Administrative fees	209
Custodian fees	218
Distribution fees - Class A	9
Distribution fees - Class C	15
Transfer agent fees - Class A	7
Transfer agent fees - Class C	4
Transfer agent fees - Class E	5
Transfer agent fees - Class S	509
Transfer agent fees - Class T	—**
Transfer agent fees - Class Y	4
Professional fees	81
Registration fees	45
Shareholder servicing fees - Class C	5
Shareholder servicing fees - Class E	6
Trustees’ fees	12
Printing fees	80
Miscellaneous	32
Expenses before reductions	6,615
Expense reductions	(2,548)
Net expenses	4,067
Net investment income (loss)	(1,419)

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	65
Futures contracts	3,625
Total return swap contracts	(8,302)
Net realized gain (loss)	(4,612)
Net change in unrealized appreciation (depreciation) on:
Investments	(65)
Futures contracts	(6,338)
Total return swap contracts	4,981
Net change in unrealized appreciation (depreciation)	(1,422)
Net realized and unrealized gain (loss)	(6,034)
Net Increase (Decrease) in Net Assets from Operations	$(7,453)

** Less than $500.
(†) The Statement of Operations is consolidated and includes the balances of Cayman Commodity Strategies Fund Ltd. (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 561

Russell Investment Company
Commodity Strategies Fund

Consolidated Statements of Changes in Net Assets(†)

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,419)	$(5,490)
Net realized gain (loss)	(4,612)	(15,754)
Net change in unrealized appreciation (depreciation)	(1,422)	(4,791)
Net increase (decrease) in net assets from operations	(7,453)	(26,035)

Share Transactions*
Net increase (decrease) in net assets from share transactions	1,261	(43,155)
Total Net Increase (Decrease) in Net Assets	(6,192)	(69,190)

Net Assets
Beginning of period	710,515	779,705
End of period	$704,323	$710,515
Undistributed (overdistributed) net investment income included in net assets	$(4,187)	$(2,768)

(†)     The Statements of Changes in Net Assets is consolidated and includes the balances of Cayman Commodity Strategies Fund
          Ltd.  (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.
          Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

562 Commodity Strategies Fund

Russell Investment Company
Commodity Strategies Fund

Consolidated Statements of Changes in Net Assets(†), continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	204	$1,116	323	$1,685
Payments for shares redeemed	(198)	(1,091)	(423)	(2,206)
Net increase (decrease)	6	25	(100)	(521)
Class C
Proceeds from shares sold	57	304	116	586
Payments for shares redeemed	(180)	(949)	(235)	(1,188)
Net increase (decrease)	(123)	(645)	(119)	(602)
Class E
Proceeds from shares sold	59	321	476	2,522
Payments for shares redeemed	(1,820)	(10,246)	(925)	(4,971)
Net increase (decrease)	(1,761)	(9,925)	(449)	(2,449)
Class S
Proceeds from shares sold	14,224	79,310	31,464	167,349
Payments for shares redeemed	(12,108)	(67,464)	(42,678)	(226,048)
Net increase (decrease)	2,116	11,846	(11,214)	(58,699)
Class T(1)
Proceeds from shares sold	155	858	—	—
Payments for shares redeemed	(—)**	(1)	—	—
Net increase (decrease)	155	857	—	—
Class Y
Proceeds from shares sold	2,942	16,181	9,215	50,350
Payments for shares redeemed	(2,997)	(17,078)	(5,717)	(31,234)
Net increase (decrease)	(55)	(897)	3,498	19,116
Total increase (decrease)	338	$1,261	(8,384)	$(43,155)

(1) For the period March 17, 2017 (commencement of operations) to April 30, 2017.
** Less than 500 shares.
(†)     The Statements of Changes in Net Assets is consolidated and includes the balances of Cayman Commodity Strategies Fund
          Ltd.  (wholly owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated.
          Refer to note 3 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 563

Russell Investment Company
Commodity Strategies Fund

Consolidated Financial Highlights — For the Periods Ended(†)

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions	$
	Beginning of	Income	and Unrealized	Investment	from Net	from Net	Return of
	Period	(Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain	Capital
Class A
April 30, 2017*	5.40	(.02)	(.05)	(.07)	—	—	—
October 31, 2016	5.58	(.06)	(.12)	(.18)	—	—	—
October 31, 2015	7.64	(.09)	(1.97)	(2.06)	—	—	—
October 31, 2014	8.35	(.12)	(.59)	(.71)	—(f)	—(f)	—
October 31, 2013	9.50	(.12)	(1.03)	(1.15)	—	—	—
October 31, 2012	10.55	(.13)	(.53)	(.66)	(.15)	(.02)	(.22)

Class C
April 30, 2017*	5.18	(.04)	(.04)	(.08)	—	—	—
October 31, 2016	5.40	(.09)	(.13)	(.22)	—	—	—
October 31, 2015	7.44	(.13)	(1.91)	(2.04)	—	—	—
October 31, 2014	8.20	(.18)	(.58)	(.76)	—(f)	—(f)	—
October 31, 2013	9.39	(.19)	(1.00)	(1.19)	—	—	—
October 31, 2012	10.45	(.20)	(.53)	(.73)	(.09)	(.02)	(.22)

Class E
April 30, 2017*	5.40	(.02)	(.05)	(.07)	—	—	—
October 31, 2016	5.58	(.06)	(.12)	(.18)	—	—	—
October 31, 2015	7.63	(.09)	(1.96)	(2.05)	—	—	—
October 31, 2014	8.35	(.12)	(.60)	(.72)	—(f)	—(f)	—
October 31, 2013	9.50	(.12)	(1.03)	(1.15)	—	—	—
October 31, 2012	10.54	(.13)	(.52)	(.65)	(.15)	(.02)	(.22)

Class S
April 30, 2017*	5.47	(.01)	(.06)	(.07)	—	—	—
October 31, 2016	5.64	(.04)	(.13)	(.17)	—	—	—
October 31, 2015	7.69	(.07)	(1.98)	(2.05)	—	—	—
October 31, 2014	8.40	(.10)	(.61)	(.71)	—(f)	—(f)	—
October 31, 2013	9.52	(.10)	(1.02)	(1.12)	—	—	—
October 31, 2012	10.58	(.11)	(.53)	(.64)	(.18)	(.02)	(.22)

Class T
April 30, 2017(10)	5.46	—(f)	(.06)	(.06)	—	—	—

Class Y
April 30, 2017*	5.52	(.01)	(.05)	(.06)	—	—	—
October 31, 2016	5.68	(.03)	(.13)	(.16)	—	—	—
October 31, 2015	7.73	(.06)	(1.99)	(2.05)	—	—	—
October 31, 2014	8.42	(.08)	(.61)	(.69)	—(f)	—(f)	—
October 31, 2013	9.54	(.08)	(1.04)	(1.12)	—	—	—
October 31, 2012	10.59	(.09)	(.53)	(.62)	(.19)	(.02)	(.22)

See accompanying notes which are an integral part of the financial statements.

564 Commodity Strategies Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate

—	5.33	(1.30)	6,969	2.13	1.42	(.69)	—
—	5.40	(3.23)	7,027	2.13	1.46	(1.07)	—
—	5.58	(26.96)	7,826	2.09	1.48	(1.39)	—
—(f)	7.64	(8.50)	11,212	2.08	1.52	(1.41)	302
—	8.35	(12.11)	20,224	2.04	1.52	(1.37)	145
(.39)	9.50	(6.28)	21,301	2.08	1.55	(1.39)	60

—	5.10	(1.54)	3,511	2.88	2.17	(1.50)	—
—	5.18	(4.07)	4,210	2.87	2.21	(1.82)	—
—	5.40	(27.42)	5,029	2.83	2.23	(2.14)	—
—(f)	7.44	(9.26)	8,454	2.83	2.27	(2.16)	302
—	8.20	(12.67)	11,436	2.79	2.27	(2.12)	145
(.33)	9.39	(7.01)	14,104	2.83	2.30	(2.15)	60

—	5.33	(1.30)	263	2.12	1.41	(.70)	—
—	5.40	(3.23)	9,775	2.12	1.46	(1.07)	—
—	5.58	(26.87)	12,615	2.09	1.48	(1.39)	—
—(f)	7.63	(8.62)	17,427	2.08	1.52	(1.41)	302
—	8.35	(12.11)	20,652	2.04	1.52	(1.36)	145
(.39)	9.50	(6.23)	17,078	2.08	1.54	(1.38)	60

—	5.40	(1.28)	505,590	1.88	1.17	(.43)	—
—	5.47	(3.01)	500,004	1.87	1.21	(.82)	—
—	5.64	(26.66)	579,005	1.84	1.23	(1.14)	—
—(f)	7.69	(8.45)	793,989	1.83	1.27	(1.16)	302
—	8.40	(11.76)	830,645	1.79	1.27	(1.12)	145
(.42)	9.52	(6.10)	762,582	1.83	1.30	(1.14)	60

—	5.40	(1.10)	838	1.88	1.07	(.76)	—

—	5.46	(.91)	187,152	1.69	.98	(.25)	—
—	5.52	(2.99)	189,499	1.68	1.02	(.62)	—
—	5.68	(26.52)	175,230	1.64	1.04	(.95)	—
—(f)	7.73	(8.19)	219,596	1.63	1.08	(.97)	302
—	8.42	(11.74)	351,831	1.60	1.08	(.93)	145
(.43)	9.54	(5.82)	445,434	1.65	1.11	(.95)	60

See accompanying notes which are an integral part of the financial statements.

Commodity Strategies Fund 565

Russell Investment Company
Comodity Strategies Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$472,579
Administration fees	28,385
Distribution fees	3,756
Shareholder servicing fees	820
Transfer agent fees	82,725
Trustee fees	2,683
$590,948

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U.S. Cash Management Fund	653,773	805,339	858,623	66	(66)	600,489	2,243	—
	$653,773	$805,339	$858,623	$66	$(66)	$ 600,489	$2,243	$—

Federal Income Taxes (Unaudited)

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$683,476,610
Unrealized Appreciation	$1,411,535
Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	$1,411,535

See accompanying notes which are an integral part of the financial statements.

566 Comodity Strategies Fund

Russell Investment Company
Global Infrastructure Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2016	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2017	$1,087.00	$1,017.46
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$7.66	$7.40

Fund is from November 1, 2016 to April 30, 2017.	* Expenses are equal to the Fund's annualized expense ratio of 1.48%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2017	$1,083.50	$1,013.74
	Expenses Paid During Period*	$11.52	$11.13
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 2.23%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2016	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2017	$1,087.00	$1,017.50
of other funds.	Expenses Paid During Period*	$7.61	$7.35

* Expenses are equal to the Fund's annualized expense ratio of 1.47%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Global Infrastructure Fund 567

Russell Investment Company
Global Infrastructure Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,089.10	$1,018.70
Expenses Paid During Period*	$6.37	$6.16

* Expenses are equal to the Fund's annualized expense ratio of 1.23%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class T	Performance	expenses)
Beginning Account Value
March 17, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,044.00	$1,019.19
Expenses Paid During Period*	$1.42	$5.66

* Expenses are equal to the Fund's annualized expense ratio of 1.13%
(representing the 45-day period annualized), multiplied by the average account value over the period, multiplied by 45/365 (to reflect the period since commencement of operations). May reflect amounts waived and/or reimbursed.
Without any waivers and/or reimbursements, expenses would have been higher.
Hypothetical expenses are equal to the Fund’s annualized expense ratio of
1.13% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 181/230 (to reflect the on-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,090.10	$1,019.59
Expenses Paid During Period*	$5.44	$5.26

* Expenses are equal to the Fund's annualized expense ratio of 1.05%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

568 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 95.0%			China Resources Gas Group, Ltd.	718,815	2,428
Australia - 8.5%			COSCO SHIPPING Ports, Ltd.	7,276,647	7,965
APA Group	489,860	3,359	ENN Energy Holdings, Ltd.	108,207	586
Aurizon Holdings, Ltd.	518,399	1,998	Hopewell Highway Infrastructure, Ltd.	333,644	193
AusNet Services(Æ)	5,623,837	7,374	Jiangsu Expressway Co., Ltd. Class H	5,053,953	7,463
Macquarie Atlas Roads Group	693,404	2,773	Towngas China Co., Ltd.(Æ)	72,749	43
Spark Infrastructure Group	5,588,962	10,420			34,805
Sydney Airport	852,772	4,399
Transurban Group - ADR(Æ)	6,656,977	60,799	France - 4.8%
		91,122	Aeroports de Paris	110,306	14,714
			Groupe Eurotunnel SE	2,604,617	28,636
Austria - 0.2%			Rubis SCA	39,180	3,982
Flughafen Wien AG	59,624	2,163	Suez Environnement Co.	686	11
Oesterreichische Post AG	3,877	164	Veolia Environnement SA	937	18
		2,327	Vinci SA	49,947	4,255
					51,616
Belgium - 0.0%
Elia System Operator SA	5,387	286	Germany - 1.5%
			Fraport AG Frankfurt Airport Services
Bermuda - 0.1%			Worldwide	175,590	13,804
Brookfield Renewable Partners, LP(Ñ)	16,763	512	Innogy SE(Þ)	54,540	2,005
China Everbright Water, Ltd.(Ñ)	984,486	327			15,809
		839
			Hong Kong - 0.9%
Brazil - 1.0%			Cheung Kong Infrastructure Holdings,
Alupar Investimento SA	62,799	373	Ltd.	47,097	412
CCR SA	438,918	2,448	CLP Holdings, Ltd.	390,311	4,116
Cia de Saneamento Basico do Estado de			Hong Kong & China Gas Co., Ltd.	413,890	827
Sao Paulo(Æ)	95,465	880	MTR Corp., Ltd.	78,150	450
CPFL Energias Renovaveis SA(Æ)	34,387	136	Power Assets Holdings, Ltd.	439,630	3,954
Energisa SA	103,227	740			9,759
Transmissora Alianca de Energia
Eletrica SA	856,243	6,207	India - 0.3%
		10,784	Power Grid Corp. of India, Ltd.	925,169	2,995

Canada - 9.3%			Indonesia - 0.1%
Brookfield Infrastructure Partners, LP(Ñ)	73,503	2,894	Sarana Menara Nusantara Tbk PT(Æ)	3,359,887	978
Canadian Pacific Railway, Ltd.	4,856	744	Tower Bersama Infrastructure Tbk PT	1,076,450	472
Emera, Inc.	78,998	2,734			1,450
Enbridge, Inc.	1,145,494	47,480
Inter Pipeline, Ltd.	54,130	1,103	Italy - 5.0%
Keyera Corp.	85,445	2,365	Atlantia SpA	1,699,282	43,101
Pembina Pipeline Corp.	166,153	5,295	Ei Towers SpA	24,561	1,418
Progressive Waste Solutions, Ltd.	89,850	8,268	Hera SpA	149,589	428
TransCanada Corp.	574,030	26,654	Infrastrutture Wireless Italiane SpA(Þ)	927,251	5,131
Veresen, Inc.	178,895	1,996	Snam Rete Gas SpA	760,948	3,364
Westshore Terminals Investment Corp.	45,506	795			53,442
		100,328
			Japan - 3.2%
Chile - 0.2%			Central Japan Railway Co.	13,282	2,227
Aguas Andinas SA Class A	3,987,968	2,255	East Japan Railway Co.	126,606	11,317
Enel Chile SA - ADR	34,368	187	Japan Airport Terminal Co., Ltd.(Ñ)	38,660	1,343
		2,442	Kamigumi Co., Ltd.	721,633	6,557
			Park24 Co., Ltd.	78,185	2,018
China - 3.2%			Tokyo Gas Co., Ltd.	2,033,000	9,450
Beijing Capital International Airport Co.,			West Japan Railway Co.	17,800	1,189
Ltd. Class H	918,000	1,297			34,101
China Everbright International, Ltd.	1,796,746	2,427
China Merchants Port Holdings Co., Ltd.	4,340,413	12,403

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 569

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Malaysia - 0.0%			Switzerland - 1.8%
Petronas Gas BHD	2,200	9	Flughafen Zuerich AG	85,497	18,826
Westports Holdings BHD	53,876	50
		59	United Kingdom - 5.7%
			Centrica PLC	698,050	1,789
Mexico - 1.9%			National Grid PLC	2,734,060	35,413
Grupo Aeroportuario del Centro Norte			National Grid PLC - ADR(Ñ)	63,234	4,102
SAB de CV - ADR(Æ)	54,211	2,405	Pennon Group PLC	64,327	714
Grupo Aeroportuario del Pacifico SAB de			Scottish & Southern Energy PLC	443,624	7,990
CV Class B	726,811	7,475	Severn Trent PLC Class H	195,424	5,884
Grupo Aeroportuario del Pacifico SAB de			United Utilities Group PLC	460,963	5,811
CV - ADR(Ñ)	41,020	4,220			61,703
Infraestructura Energetica Nova SAB
de CV	227,795	1,064	United States - 36.0%
OHL Mexico SAB de CV	3,179,783	3,905	Alliant Energy Corp.	104,250	4,099
Promotora y Operadora de			Ameren Corp.	85,029	4,650
Infraestructura SAB de CV	57,840	617	American Electric Power Co., Inc.	208,947	14,173
Promotora y Operadora de			American Tower Corp.(ö)	47,762	6,015
Infraestructura SAB de CV Class L	49,225	410	American Water Works Co., Inc.	48,812	3,893
		20,096	Antero Midstream Partners, LP	22,301	759
			Atmos Energy Corp.	74,485	6,035
Netherlands - 0.8%			Boardwalk Pipeline Partners, LP	360,446	6,538
Koninklijke Vopak NV	179,823	8,107	CenterPoint Energy, Inc.	36,914	1,053
			Cheniere Energy, Inc.(Æ)	117,568	5,332
New Zealand - 1.2%			Chesapeake Utilities Corp.	5,704	418
Auckland International Airport, Ltd.	1,912,403	9,065	CMS Energy Corp.	259,747	11,793
Infratil, Ltd.	840,233	1,701	Connecticut Water Service, Inc.	3,499	188
Port of Tauranga, Ltd.(Ñ)	596,550	1,683	Covanta Holding Corp.	34,461	501
		12,449	Crown Castle International Corp.(ö)	188,278	17,811
			CSX Corp.	18,139	922
Norway - 0.0%			Digital Realty Trust, Inc.(ö)	4,535	521
Hafslund ASA Class B	31,360	362	Dominion Resources, Inc.	273,665	21,190
			DTE Energy Co.	21,040	2,201
Philippines - 0.1%			Duke Energy Corp.	62,303	5,140
International Container Terminal			Edison International	65,070	5,204
Services, Inc.	369,354	658	El Paso Electric Co.	46,114	2,379
			Enbridge Energy Management LLC(Æ)	322,604	5,988
Singapore - 0.7%			Entergy Corp.	4,427	338
CitySpring Infrastructure Trust(Æ)	5,076,577	1,890	Enterprise Products Partners, LP(Ñ)	506,340	13,833
ComfortDelGro Corp., Ltd.	863,444	1,691	Equinix, Inc.(ö)	12,021	5,021
Hutchison Port Holdings Trust Class U	2,343,627	950	Eversource Energy	191,908	11,399
Keppel DC REIT(Æ)(ö)	115,466	102	Genesee & Wyoming, Inc. Class A(Æ)	72,920	4,941
Parkway Life Real Estate Investment			Great Plains Energy, Inc.	99,121	2,933
Trust(Æ)(ö)	815,736	1,494	Hess Midstream Partners LP(Æ)	70,368	1,800
SATS, Ltd.	314,385	1,145	Kansas City Southern	44,475	4,006
		7,272	Kinder Morgan, Inc.	2,105,190	43,430
			Macquarie Infrastructure Corp.	51,361	4,179
Spain - 8.5%			Magellan Midstream Partners, LP	55,722	4,140
Abertis Infraestructuras SA	1,476,409	25,972	National Fuel Gas Co.	4,970	275
Aena SA(Ñ)(Þ)	198,668	35,040	New Jersey Resources Corp.	11,002	444
Cellnex Telecom SA(Þ)	98,500	1,740	NextEra Energy, Inc.	268,760	35,896
Enagas SA	160,006	4,209	NiSource, Inc.	463,006	11,228
Endesa SA - ADR	33,452	788	Noble Midstream Partners, LP	13,967	700
Ferrovial SA	391,006	8,320	Norfolk Southern Corp.	5,925	696
Iberdrola SA	1,873,496	13,470	ONE Gas, Inc.	5,893	406
Red Electrica Corp. SA	95,274	1,858	ONEOK, Inc.	38,134	2,006
		91,397	Pattern Energy Group, Inc. Class A	49,012	1,079
			PG&E Corp.	524,720	35,182

See accompanying notes which are an integral part of the financial statements.

570 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($)		Value
		or Shares		$
	Pinnacle West Capital Corp.	30,606		2,604
	Plains All American Pipeline, LP	54,560		1,596
	Plains GP Holdings, LP Class A	90,536		2,695
	PNM Resources, Inc.	4,963		185
	Rice Midstream Partners, LP(Ñ)	30,936		780
	SBA Communications Corp.(Æ)(ö)	47,862		6,054
	Sempra Energy	101,854		11,512
	Southern Co. (The)	10,169		506
	Southwest Gas Holdings, Inc.	27,903		2,337
	Targa Resources Corp.	108,214		5,966
	UGI Corp.	38,491		1,931
	Union Pacific Corp.	44,646		4,999
	Unitil Corp.	16,714		809
	Waste Management, Inc.	10,645		775
	WEC Energy Group, Inc.	98,969		5,990
	Williams Cos., Inc. (The)	383,855		11,757
	Xcel Energy, Inc.	335,263		15,104
				386,335

	Total Common Stocks
	(cost $851,987)			1,019,369

	Investments in Other Funds - 0.1%
	3i Infrastructure PLC	321,179		810
	John Laing Infrastructure Fund, Ltd.	531,013		946
	Total Investments in Other Funds
	(cost $1,647)			1,756

Short	-Term Investments - 2.6%
	United States - 2.6%
	U.S. Cash Management Fund	27,916,626	(8)	27,922
	Total Short-Term Investments
	(cost $27,921)			27,922

	Other Securities - 5.1%
	U.S. Cash Collateral Fund(×)	54,454,724	(8)	54,455
	Total Other Securities
	(cost $54,455)			54,455

	Total Investments 102.8%
	(identified cost $936,010)			1,103,502

	Other Assets and Liabilities, Net
-	(2.8%)			(30,383)
	Net Assets - 100.0%			1,073,119

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 571

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
		Number of		Notional		Expiration	(Depreciation)
		Contracts		Amount		Date	$
Long Positions
CAC40 Euro Index Futures			47	EUR	2,451	05/17	52
DAX Index Futures			2	EUR	623	06/17	(1)
EURO STOXX 50 Index Futures			55	EUR	1,929	06/17	31
FTSE 100 Index Futures			32	GBP	2,293	06/17	(27)
Hang Seng Index Futures			18	HKD	22,105	05/17	17
IBEX 35 Index Futures			60	EUR	6,437	05/17	115
S&P E-Mini Utilities Select Sector Index Futures			400	USD	20,776	06/17	78
S&P/TSX 60 Index Futures			33	CAD	6,051	06/17	13
SPI 200 Index Futures			49	AUD	7,244	06/17	56
TOPIX Index Futures			14	JPY	214,200	06/17	(6)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							328

Foreign Currency Exchange Contracts
Amounts in thousands
							Unrealized
							Appreciation
		Amount		Amount			(Depreciation)
Counterparty		Sold		Bought		Settlement Date	$
Australia and New Zealand Banking Group	USD	320		EUR	295	05/02/17	1
Australia and New Zealand Banking Group	USD	1,211		GBP	938	05/02/17	3
Australia and New Zealand Banking Group	JPY	36,989		USD	333	05/01/17	1
Australia and New Zealand Banking Group	MXN	3,391		USD	178	05/03/17	(2)
Bank of America	USD	444		AUD	580	06/21/17	(10)
Bank of America	USD	653		EUR	610	06/21/17	13
Bank of America	USD	89		HKD	694	05/02/17	—
Bank of America	USD	58		HKD	449	05/04/17	—
Bank of America	USD	313		HKD	2,430	06/21/17	(1)
Bank of America	USD	275		JPY	30,440	06/21/17	(2)
Bank of America	AUD	84		USD	63	05/02/17	—
Bank of America	AUD	430		USD	332	06/21/17	10
Bank of America	AUD	440		USD	336	06/21/17	7
Bank of America	AUD	570		USD	428	06/21/17	2
Bank of America	AUD	580		USD	437	06/21/17	3
Bank of America	AUD	580		USD	436	06/21/17	2
Bank of America	AUD	1,030		USD	778	06/21/17	7
Bank of America	CAD	360		USD	270	06/21/17	6
Bank of America	CAD	370		USD	278	06/21/17	7
Bank of America	CAD	400		USD	301	06/21/17	7
Bank of America	CAD	910		USD	674	06/21/17	7
Bank of America	EUR	300		USD	322	06/21/17	(6)
Bank of America	EUR	600		USD	644	06/21/17	(11)
Bank of America	EUR	800		USD	859	06/21/17	(14)
Bank of America	EUR	1,320		USD	1,416	06/21/17	(25)
Bank of America	EUR	1,330		USD	1,447	06/21/17	(6)
Bank of America	EUR	1,360		USD	1,467	06/21/17	(18)
Bank of America	GBP	170		USD	209	06/21/17	(11)
Bank of America	GBP	430		USD	551	06/21/17	(7)
Bank of America	HKD	197		USD	25	05/02/17	—
Bank of America	HKD	461		USD	59	05/02/17	—
Bank of America	HKD	921		USD	118	05/04/17	—
Bank of America	HKD	1,180		USD	152	06/21/17	—

See accompanying notes which are an integral part of the financial statements.

572 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	HKD	1,200	USD	154	06/21/17	—
Bank of America	HKD	1,220	USD	157	06/21/17	—
Bank of America	HKD	2,350	USD	303	06/21/17	1
Bank of America	HKD	2,430	USD	313	06/21/17	1
Bank of America	HKD	3,640	USD	468	06/21/17	—
Bank of America	JPY	14,820	USD	136	06/21/17	3
Bank of America	JPY	15,380	USD	138	06/21/17	—
Bank of America	JPY	15,540	USD	136	06/21/17	(4)
Bank of America	JPY	30,200	USD	275	06/21/17	4
Bank of America	JPY	33,120	USD	290	06/21/17	(7)
Bank of Montreal	USD	1,131	AUD	1,480	06/21/17	(24)
Bank of Montreal	USD	405	CAD	540	06/21/17	(9)
Bank of Montreal	USD	1,042	CAD	1,389	06/21/17	(23)
Bank of Montreal	USD	1,605	CAD	2,190	06/21/17	1
Bank of Montreal	USD	858	EUR	790	06/21/17	5
Bank of Montreal	USD	2,552	EUR	2,412	06/21/17	82
Bank of Montreal	USD	175	GBP	140	06/21/17	6
Bank of Montreal	USD	642	GBP	522	06/21/17	34
Bank of Montreal	USD	558	HKD	4,327	06/21/17	(1)
Bank of Montreal	USD	450	JPY	51,039	06/21/17	9
BNP Paribas	USD	1,120	AUD	1,480	06/21/17	(13)
BNP Paribas	USD	1,039	CAD	1,389	06/21/17	(21)
BNP Paribas	USD	2,545	EUR	2,412	06/21/17	88
BNP Paribas	USD	642	GBP	522	06/21/17	35
BNP Paribas	USD	558	HKD	4,327	06/21/17	(1)
BNP Paribas	USD	448	JPY	51,039	06/21/17	11
BNP Paribas	CAD	740	USD	552	06/21/17	10
BNP Paribas	EUR	410	USD	436	06/21/17	(12)
BNP Paribas	GBP	290	USD	359	06/21/17	(17)
Brown Brothers Harriman	CAD	190	USD	140	06/21/17	1
Brown Brothers Harriman	CAD	190	USD	141	06/21/17	2
Brown Brothers Harriman	CAD	360	USD	270	06/21/17	6
Brown Brothers Harriman	CAD	360	USD	271	06/21/17	7
Brown Brothers Harriman	CAD	370	USD	276	06/21/17	5
Brown Brothers Harriman	EUR	390	USD	427	06/21/17	2
Brown Brothers Harriman	EUR	410	USD	437	06/21/17	(11)
Brown Brothers Harriman	EUR	810	USD	875	06/21/17	(10)
Brown Brothers Harriman	EUR	1,120	USD	1,189	06/21/17	(35)
Brown Brothers Harriman	GBP	140	USD	176	06/21/17	(6)
Brown Brothers Harriman	GBP	220	USD	273	06/21/17	(12)
Brown Brothers Harriman	GBP	220	USD	269	06/21/17	(16)
Brown Brothers Harriman	JPY	14,590	USD	135	06/21/17	4
Citigroup	CAD	730	USD	541	06/21/17	6
Citigroup	GBP	220	USD	268	06/21/17	(17)
Commonwealth Bank of Australia	USD	1,129	AUD	1,480	06/21/17	(22)
Commonwealth Bank of Australia	USD	1,042	CAD	1,389	06/21/17	(23)
Commonwealth Bank of Australia	USD	2,553	EUR	2,412	06/21/17	79
Commonwealth Bank of Australia	USD	642	GBP	522	06/21/17	34
Commonwealth Bank of Australia	USD	558	HKD	4,327	06/21/17	(1)
Commonwealth Bank of Australia	USD	450	JPY	51,039	06/21/17	9
Credit Suisse	JPY	135,198	USD	1,213	05/01/17	—
Deutsche Bank	USD	21	MXN	388	05/04/17	—
JPMorgan Chase	USD	6	GBP	5	05/03/17	—

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 573

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	CHF	53	USD	53	05/03/17	—
JPMorgan Chase	MXN	4,762	USD	250	05/02/17	(3)
National Australia Bank	CAD	1,479	USD	1,092	05/01/17	8
Royal Bank of Canada	USD	438	AUD	580	06/21/17	(4)
Royal Bank of Canada	USD	1,122	AUD	1,480	06/21/17	(15)
Royal Bank of Canada	USD	3,418	AUD	4,580	06/21/17	9
Royal Bank of Canada	USD	1,039	CAD	1,389	06/21/17	(21)
Royal Bank of Canada	USD	1,358	CAD	1,850	06/21/17	(2)
Royal Bank of Canada	USD	2,546	EUR	2,412	06/21/17	87
Royal Bank of Canada	USD	8,742	EUR	8,020	06/21/17	16
Royal Bank of Canada	USD	642	GBP	522	06/21/17	35
Royal Bank of Canada	USD	1,964	GBP	1,520	06/21/17	7
Royal Bank of Canada	USD	558	HKD	4,327	06/21/17	(1)
Royal Bank of Canada	USD	1,891	HKD	14,700	06/21/17	—
Royal Bank of Canada	USD	137	JPY	15,160	06/21/17	(1)
Royal Bank of Canada	USD	449	JPY	51,039	06/21/17	10
Royal Bank of Canada	USD	1,247	JPY	138,430	06/21/17	(2)
Royal Bank of Canada	AUD	2,465	USD	1,841	05/01/17	(5)
Royal Bank of Canada	AUD	570	USD	434	06/21/17	8
Royal Bank of Canada	AUD	590	USD	452	06/21/17	10
Royal Bank of Canada	AUD	880	USD	659	06/21/17	1
Royal Bank of Canada	CAD	1,272	USD	933	05/02/17	1
Royal Bank of Canada	CAD	540	USD	405	06/21/17	9
Royal Bank of Canada	CHF	311	USD	313	05/02/17	—
Royal Bank of Canada	EUR	3,093	USD	3,363	05/02/17	(6)
Royal Bank of Canada	EUR	990	USD	1,052	06/21/17	(29)
Royal Bank of Canada	EUR	1,180	USD	1,278	06/21/17	(10)
Royal Bank of Canada	GBP	455	USD	588	05/02/17	(2)
Royal Bank of Canada	GBP	290	USD	364	06/21/17	(12)
Royal Bank of Canada	HKD	5,787	USD	744	05/02/17	—
Royal Bank of Canada	HKD	1,200	USD	155	06/21/17	—
Royal Bank of Canada	HKD	1,220	USD	157	06/21/17	—
Royal Bank of Canada	HKD	3,660	USD	472	06/21/17	1
Royal Bank of Canada	JPY	67,928	USD	611	05/02/17	1
Royal Bank of Canada	JPY	30,080	USD	272	06/21/17	1
Royal Bank of Canada	JPY	30,290	USD	274	06/21/17	2
Royal Bank of Canada	JPY	30,950	USD	274	06/21/17	(4)
Royal Bank of Canada	MXN	2,411	USD	127	05/03/17	(1)
Royal Bank of Canada	NOK	180	USD	21	05/02/17	—
Royal Bank of Canada	NZD	737	USD	507	05/01/17	—
Royal Bank of Canada	SGD	580	USD	415	05/03/17	—
Standard Chartered	USD	1,130	AUD	1,480	06/21/17	(23)
Standard Chartered	USD	1,042	CAD	1,389	06/21/17	(23)
Standard Chartered	USD	2,552	EUR	2,412	06/21/17	81
Standard Chartered	USD	642	GBP	522	06/21/17	35
Standard Chartered	USD	558	HKD	4,327	06/21/17	(1)
Standard Chartered	USD	450	JPY	51,039	06/21/17	9
State Street	USD	283	CAD	387	05/03/17	—
State Street	AUD	440	USD	339	06/21/17	9
State Street	BRL	41	USD	13	05/02/17	—
State Street	BRL	45	USD	14	05/02/17	—
State Street	BRL	365	USD	114	05/03/17	—
State Street	CAD	79	USD	58	05/01/17	—

See accompanying notes which are an integral part of the financial statements.

574 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	CHF	129	USD	130	05/02/17	—
State Street	EUR	7	USD	8	05/02/17	—
State Street	EUR	120	USD	131	05/02/17	—
State Street	EUR	1,070	USD	1,167	05/03/17	1
State Street	JPY	15,420	USD	138	06/21/17	—
State Street	SGD	94	USD	67	05/02/17	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						299

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Australia	$—	$91,122	$—	$—	$91,122	8.5
Austria	—	2,327	—	—	2,327	0.2
Belgium	—	286	—	—	286	—*
Bermuda	512	327	—	—	839	0.1
Brazil	10,784	—	—	—	10,784	1.0
Canada	100,328	—	—	—	100,328	9.3
Chile	2,442	—	—	—	2,442	0.2
China	—	34,805	—	—	34,805	3.2
France	—	51,616	—	—	51,616	4.8
Germany	—	15,809	—	—	15,809	1.5
Hong Kong	—	9,759	—	—	9,759	0.9
India	—	2,995	—	—	2,995	0.3
Indonesia	978	472	—	—	1,450	0.1
Italy	—	53,442	—	—	53,442	5.0
Japan	—	34,101	—	—	34,101	3.2
Malaysia	—	59	—	—	59	—*
Mexico	20,096	—	—	—	20,096	1.9
Netherlands	—	8,107	—	—	8,107	0.8
New Zealand	—	12,449	—	—	12,449	1.2
Norway	—	362	—	—	362	—*
Philippines	—	658	—	—	658	0.1
Singapore	—	7,272	—	—	7,272	0.7
Spain	—	91,397	—	—	91,397	8.5
Switzerland	—	18,826	—	—	18,826	1.8
United Kingdom	4,102	57,601	—	—	61,703	5.7
United States	386,335	—	—	—	386,335	36.0
Investments in Other Funds	—	1,756	—	—	1,756	0.1
Short-Term Investments	—	—	—	27,922	27,922	2.6

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 575

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Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Other Securities	—	—	—	54,455	54,455	5.1
Total Investments	525,577	495,548	—	82,377	1,103,502	102.8
Other Assets and Liabilities, Net						(2.8)
						100.0

Other Financial Instruments
Assets
Futures Contracts	362	—	—	—	362	—*
Foreign Currency Exchange Contracts	19	843	—	—	862	0.1 *
A
Liabilities
Futures Contracts	(34)	—	—	—	(34)	(—)*
Foreign Currency Exchange Contracts	(22)	(541)	—	—	(563)	(0.1)
Total Other Financial Instruments*	$325	$302	$—	$—	$627

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.

Amounts in thousands
Fair Value
Infrastructure Subindustry Exposure	$
Air Freight & Logistics	164
Airport Services	120,076
Construction & engineering	12,574
Diversified	4,534
Electric Utilities	204,004
Environmental & Facilities Services	13,989
Gas Utilities	33,595
Healthcare	1,494
Highways & Railtracks	176,316
Integrated Telecommunication Services	8,762
Marine Ports & Services	31,061
Multi-Utilities	116,080
Oil & Gas Refining & Marketing	2,365
Oil & Gas Storage & Transportation	203,728
Railroads	33,489
Renewable Electricity	1,726

See accompanying notes which are an integral part of the financial statements.

576 Global Infrastructure Fund

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Global Infrastructure Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Specialized REITs	35,525
Trucking	1,691
Water Utilities	19,952
Short-Term Investments	27,922
Other Securities	54,455
Total Investments	1,103,502

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 577

Russell Investment Company
Global Infrastructure Fund

Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$862
Variation margin on futures contracts*	362	—
Total	$362	$862

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$34	$—
Unrealized depreciation on foreign currency exchange contracts	—	563
Total	$34	$563
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts
Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$4,690	$—
Foreign currency-related transactions**	—	(836)
Total	$4,690	$(836)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$(251)	$—
Foreign currency-related transactions***	—	685
Total	$(251)	$685

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

578 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
			Amounts		of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets		Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value		$52,545	$—	$52,545
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts		862	—	862
Futures Contracts	Variation margin on futures contracts		68	—	68
Total Financial and Derivative Assets			53,475	—	53,475
Financial and Derivative Assets not subject to a netting agreement			(79)	—	(79)
Total Financial and Derivative Assets subject to a netting agreement			$53,396	$—	$53,396

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities

		Net Amounts
		of Assets
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Received^	Net Amount
Bank of America		$81	$81	$—	$—
Bank of Montreal		137	57	—	80
BNP Paribas		144	64	—	80
Brown Brothers Harriman		25	25	—	—
Citigroup		8,083	6	8,077	—
Commonwealth Bank of Australia		123	47	—	76
Credit Suisse		299	—	299	—
Deutsche Bank		765	—	765	—
Goldman Sachs		38,693	—	38,693	—
HSBC		1,537	—	1,537	—
JPMorgan Chase		601	—	601	—
Merrill Lynch		2,575	—	2,575	—
Royal Bank of Canada		197	102	—	95
Standard Chartered		126	48	—	78
State Street		10	—	—	10
Total		$53,396	$430	$52,547	$419

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 579

Russell Investment Company
Global Infrastructure Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$135	$ — $	135
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	563	—	563
Total Financial and Derivative Liabilities		698	—	698
Financial and Derivative Liabilities not subject to a netting agreement		(153)	—	(153)
Total Financial and Derivative Liabilities subject to a netting agreement		$545	$ — $	545

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$122	$81	$—	$ 41
Bank of Montreal	57	57	—	—
BNP Paribas	64	64	—	—
Brown Brothers Harriman	88	25	—	63
Citigroup	17	6	—	11
Commonwealth Bank of Australia	47	47	—	—
Royal Bank of Canada	102	102	—	—
Standard Chartered	48	48	—	—
Total	$545	$430	$—	$ 115

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

580 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$936,010
Investments, at fair value(*)(>)	1,103,502
Cash (restricted)(a)	2,491
Foreign currency holdings(^)	1,701
Unrealized appreciation on foreign currency exchange contracts	862
Receivables:
Dividends and interest	1,395
Dividends from affiliated funds	3
Investments sold	31,715
Fund shares sold	1,145
Foreign capital gains taxes recoverable	466
Variation margin on futures contracts	68
Prepaid expenses	10
Total assets	1,143,358

Liabilities
Payables:
Due to custodian	1,099
Investments purchased	11,697
Fund shares redeemed	859
Accrued fees to affiliates	984
Other accrued expenses	447
Variation margin on futures contracts	135
Unrealized depreciation on foreign currency exchange contracts	563
Payable upon return of securities loaned	54,455
Total liabilities	70,239

Net Assets	$1,073,119

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 581

Russell Investment Company
Global Infrastructure Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$3,185
Accumulated net realized gain (loss)	(30,918)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	167,492
Futures contracts	328
Foreign currency-related transactions	264
Shares of beneficial interest	903
Additional paid-in capital	931,865
Net Assets	$1,073,119

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.87
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.59
Class A — Net assets	$8,791,384
Class A — Shares outstanding ($.01 par value)	740,632
Net asset value per share: Class C(#)	$11.79
Class C — Net assets	$6,847,686
Class C — Shares outstanding ($.01 par value)	580,830
Net asset value per share: Class E(#)	$11.87
Class E — Net assets	$1,139,503
Class E — Shares outstanding ($.01 par value)	95,994
Net asset value per share: Class S(#)	$11.89
Class S — Net assets	$866,049,433
Class S — Shares outstanding ($.01 par value)	72,853,180
Net asset value per share: Class T(#)	$11.89
Class T — Net assets	$1,652,910
Class T — Shares outstanding ($.01 par value)	139,066
Net asset value per share: Class Y(#)	$11.89
Class Y — Net assets	$188,638,041
Class Y — Shares outstanding ($.01 par value)	15,864,484
Amounts in thousands
(^) Foreign currency holdings - cost	$1,703
(*) Securities on loan included in investments	$52,545
(>) Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund	$82,377

(a) Cash Collateral for Futures	$2,491
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

582 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$15,413
Dividends from affiliated funds	167
Securities lending income (net)	166
Securities lending income from affiliated funds (net)	83
Less foreign taxes withheld	(833)
Total investment income	14,996

Expenses
Advisory fees	6,406
Administrative fees	248
Custodian fees	260
Distribution fees - Class A	10
Distribution fees - Class C	24
Transfer agent fees - Class A	8
Transfer agent fees - Class C	7
Transfer agent fees - Class E	8
Transfer agent fees - Class S	795
Transfer agent fees - Class T	—**
Transfer agent fees - Class Y	5
Professional fees	49
Registration fees	52
Shareholder servicing fees - Class C	8
Shareholder servicing fees - Class E	10
Trustees’ fees	20
Printing fees	113
Miscellaneous	10
Expenses before reductions	8,033
Expense reductions	(1,876)
Net expenses	6,157
Net investment income (loss)	8,839

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	14,114
Futures contracts	4,690
Foreign currency-related transactions	(687)
Net realized gain (loss)	18,117
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	62,525
Futures contracts	(251)
Foreign currency-related transactions	685
Net change in unrealized appreciation (depreciation)	62,959
Net realized and unrealized gain (loss)	81,076
Net Increase (Decrease) in Net Assets from Operations	$89,915

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 583

Russell Investment Company
Global Infrastructure Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,839	$29,812
Net realized gain (loss)	18,117	20,819
Net change in unrealized appreciation (depreciation)	62,959	20,055
Net increase (decrease) in net assets from operations	89,915	70,686

Distributions
From net investment income
Class A	(43)	(162)
Class C	(25)	(101)
Class E	(99)	(466)
Class S	(5,413)	(21,288)
Class T	(—)**	—
Class Y	(1,659)	(7,243)
From net realized gain
Class A	(285)	(230)
Class C	(241)	(220)
Class E	(655)	(719)
Class S	(29,319)	(28,742)
Class Y	(8,151)	(10,311)
Net decrease in net assets from distributions	(45,890)	(69,482)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(5,060)	(376,259)
Total Net Increase (Decrease) in Net Assets	38,965	(375,055)

Net Assets
Beginning of period	1,034,154	1,409,209
End of period	$1,073,119	$1,034,154
Undistributed (overdistributed) net investment income included in net assets	$3,185	$1,585

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

584 Global Infrastructure Fund

Russell Investment Company
Global Infrastructure Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	122	$1,359	150	$1,671
Proceeds from reinvestment of distributions	30	321	36	385
Payments for shares redeemed	(77)	(861)	(266)	(2,942)
Net increase (decrease)	75	819	(80)	(886)
Class C
Proceeds from shares sold	118	1,294	69	768
Proceeds from reinvestment of distributions	25	264	30	319
Payments for shares redeemed	(120)	(1,333)	(219)	(2,427)
Net increase (decrease)	23	225	(120)	(1,340)
Class E
Proceeds from shares sold	54	593	142	1,587
Proceeds from reinvestment of distributions	67	714	105	1,116
Payments for shares redeemed	(1,567)	(17,165)	(865)	(9,946)
Net increase (decrease)	(1,446)	(15,858)	(618)	(7,243)
Class S
Proceeds from shares sold	10,836	120,508	14,026	155,438
Proceeds from reinvestment of distributions	3,222	34,519	4,640	49,380
Payments for shares redeemed	(9,730)	(108,564)	(39,231)	(441,729)
Net increase (decrease)	4,328	46,463	(20,565)	(236,911)
Class T(1)
Proceeds from shares sold	139	1,635	—	—
Payments for shares redeemed	—	(5)	—	—
Net increase (decrease)	139	1,630	—	—
Class Y
Proceeds from shares sold	309	3,382	1,726	18,969
Proceeds from reinvestment of distributions	915	9,809	1,655	17,553
Payments for shares redeemed	(4,529)	(51,530)	(14,690)	(166,401)
Net increase (decrease)	(3,305)	(38,339)	(11,309)	(129,879)
Total increase (decrease)	(186)	$(5,060)	(32,692)	$(376,259)

(1) For the period March 17, 2017 (commencement of operations) to April 30, 2017.

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 585

Russell Investment Company
Global Infrastructure Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2017*	11.42	.08	.86	.94	(.06)	(.43)
October 31, 2016	11.43	.24	.33	.57	(.24)	(.34)
October 31, 2015	12.93	.20	(.62)	(.42)	(.21)	(.87)
October 31, 2014	12.32	.23	1.27	1.50	(.25)	(.64)
October 31, 2013	11.18	.23	1.41	1.64	(.24)	(.26)
October 31, 2012	10.11	.25	1.07	1.32	(.25)	—(f)

Class C
April 30, 2017*	11.36	.04	.86	.90	(.04)	(.43)
October 31, 2016	11.38	.15	.33	.48	(.16)	(.34)
October 31, 2015	12.89	.11	(.62)	(.51)	(.13)	(.87)
October 31, 2014	12.30	.13	1.26	1.39	(.16)	(.64)
October 31, 2013	11.16	.15	1.41	1.56	(.16)	(.26)
October 31, 2012	10.09	.17	1.06	1.23	(.16)	—(f)

Class E
April 30, 2017*	11.42	.07	.87	.94	(.06)	(.43)
October 31, 2016	11.43	.24	.33	.57	(.24)	(.34)
October 31, 2015	12.93	.20	(.62)	(.42)	(.21)	(.87)
October 31, 2014	12.32	.23	1.27	1.50	(.25)	(.64)
October 31, 2013	11.18	.23	1.41	1.64	(.24)	(.26)
October 31, 2012	10.12	.24	1.07	1.31	(.25)	—(f)

Class S
April 30, 2017*	11.43	.09	.87	.96	(.07)	(.43)
October 31, 2016	11.44	.27	.33	.60	(.27)	(.34)
October 31, 2015	12.94	.23	(.62)	(.39)	(.24)	(.87)
October 31, 2014	12.33	.26	1.27	1.53	(.28)	(.64)
October 31, 2013	11.19	.26	1.41	1.67	(.27)	(.26)
October 31, 2012	10.13	.27	1.07	1.34	(.28)	—(f)

Class T
April 30, 2017(10)	11.40	.03	.47	.50	(.01)	—

Class Y
April 30, 2017*	11.43	.10	.87	.97	(.08)	(.43)
October 31, 2016	11.45	.29	.32	.61	(.29)	(.34)
October 31, 2015	12.95	.25	(.62)	(.37)	(.26)	(.87)
October 31, 2014	12.34	.28	1.28	1.56	(.31)	(.64)
October 31, 2013	11.19	.27	1.43	1.70	(.29)	(.26)
October 31, 2012	10.13	.29	1.07	1.36	(.30)	—(f)

See accompanying notes which are an integral part of the financial statements.

586 Global Infrastructure Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)(k)

(.49)	11.87	8.70	8,791	1.85	1.48	1.45	41
(.58)	11.42	5.43	7,595	1.83	1.47	2.14	102
(1.08)	11.43	(3.49)	8,522	1.82	1.47	1.70	86
(.89)	12.93	12.95	9,903	1.81	1.47	1.83	119
(.50)	12.32	15.24	7,556	1.82	1.49	2.02	127
(.25)	11.18	13.07	4,819	1.83	1.47	2.35	125

(.47)	11.79	8.35	6,848	2.60	2.23	.70	41
(.50)	11.36	4.65	6,343	2.59	2.22	1.38	102
(1.00)	11.38	(4.23)	7,718	2.57	2.22	.96	86
(.80)	12.89	12.00	9,145	2.56	2.22	1.07	119
(.42)	12.30	14.41	5,900	2.58	2.24	1.26	127
(.16)	11.16	12.32	4,514	2.58	2.22	1.62	125

(.49)	11.87	8.70	1,140	1.84	1.47	1.34	41
(.58)	11.42	5.42	17,601	1.84	1.47	2.16	102
(1.08)	11.43	(3.50)	24,683	1.82	1.47	1.67	86
(.89)	12.93	12.92	28,885	1.81	1.47	1.87	119
(.50)	12.32	15.23	21,848	1.83	1.49	1.99	127
(.25)	11.18	13.08	18,444	1.83	1.47	2.32	125

(.50)	11.89	8.91	866,049	1.60	1.23	1.70	41
(.61)	11.43	5.69	783,412	1.59	1.22	2.41	102
(1.11)	11.44	(3.25)	1,019,451	1.57	1.22	1.95	86
(.92)	12.94	13.21	1,243,852	1.56	1.22	2.06	119
(.53)	12.33	15.59	755,311	1.57	1.24	2.24	127
(.28)	11.19	13.38	551,759	1.58	1.22	2.60	125

(.01)	11.89	4.40	1,653	1.62	1.13	2.46	41

(.51)	11.89	9.01	188,638	1.40	1.05	1.86	41
(.63)	11.43	5.78	219,203	1.39	1.04	2.57	102
(1.13)	11.45	(3.07)	348,835	1.37	1.04	2.13	86
(.95)	12.95	13.39	480,724	1.36	1.04	2.28	119
(.55)	12.34	15.79	427,919	1.37	1.06	2.33	127
(.30)	11.19	13.58	308,901	1.39	1.06	2.79	125

See accompanying notes which are an integral part of the financial statements.

Global Infrastructure Fund 587

Russell Investment Company
Global Infrastructure Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$795,854
Administration fees	42,669
Distribution fees	5,965
Shareholder servicing fees	1,630
Transfer agent fees	130,247
Trustee fees	8,068
$984,433

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U.S. Cash Collateral Fund	$37,089	$204,120	$186,754	$—	$ —	$54,455	$83	$—
U.S. Cash Management Fund	32,929	229,231	234,238	—	—	27,922	167	—
	$70,018	$433,351	$420,992	$—	$ —	$82,377	$250	$—

Federal Income Taxes (Unaudited)

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$981,298,726
Unrealized Appreciation	$128,708,062
Unrealized Depreciation	(6,505,249)
Net Unrealized Appreciation (Depreciation)	$122,202,813

See accompanying notes which are an integral part of the financial statements.

588 Global Infrastructure Fund

Russell Investment Company
Global Real Estate Securities Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2016	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2017	$1,032.70	$1,017.90
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$7.01	$6.95
Fund is from November 1, 2016 to April 30, 2017.	* Expenses are equal to the Fund's annualized expense ratio of 1.39%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period).
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class C	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	April 30, 2017	$1,028.70	$1,014.18
the expenses you paid on your account during this period.	Expenses Paid During Period*	$10.76	$10.69

Hypothetical Example for Comparison Purposes	* Expenses are equal to the Fund's annualized expense ratio of 2.14%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
Performance (5% return before expenses)” provides information	year period).
about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
		Actual	return before
actual return. The hypothetical account values and expenses	Class E	Performance	expenses)
may not be used to estimate the actual ending account balance or	Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2016	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
	April 30, 2017	$1,032.70	$1,017.90
funds. To do so, compare this 5% hypothetical example with the	Expenses Paid During Period*	$7.01	$6.95
5% hypothetical examples that appear in the shareholder reports
of other funds.	* Expenses are equal to the Fund's annualized expense ratio of 1.39%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Global Real Estate Securities Fund 589

Russell Investment Company
Global Real Estate Securities Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical			Hypothetical
		Performance (5%			Performance (5%
	Actual	return before		Actual	return before
Class R6	Performance	expenses)	Class Y	Performance	expenses)
Beginning Account Value			Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00	November 1, 2016	$1,000.00	$1,000.00
Ending Account Value			Ending Account Value
April 30, 2017	$1,034.10	$1,019.98	April 30, 2017	$1,034.90	$1,020.13
Expenses Paid During Period*	$4.89	$4.86	Expenses Paid During Period*	$4.74	$4.71

* Expenses are equal to the Fund's annualized expense ratio of 0.97%			* Expenses are equal to the Fund's annualized expense ratio of 0.94%
(representing the six month period annualized), multiplied by the average			(representing the six month period annualized), multiplied by the average
account value over the period, multiplied by 181/365 (to reflect the one-half			account value over the period, multiplied by 181/365 (to reflect the one-half
year period). May reflect amounts waived and/or reimbursed. Without any			year period).
waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,033.90	$1,019.14
Expenses Paid During Period*	$5.75	$5.71

* Expenses are equal to the Fund's annualized expense ratio of 1.14%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class T	Performance	expenses)
Beginning Account Value
March 17, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,018.80	$1,019.64
Expenses Paid During Period*	$1.29	$5.21

* Expenses are equal to the Fund's annualized expense ratio of 1.04%
(representing the 45-day period annualized), multiplied by the average account value over the period, multiplied by 45/365 (to reflect the period since commencement of operations). May reflect amounts waived and/or reimbursed.
Without any waivers and/or reimbursements, expenses would have been higher.
Hypothetical expenses are equal to the Fund’s annualized expense ratio of
1.04% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the on-half year period).

590 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 97.1%			Germany - 3.3%
Australia - 5.6%			ADO Properties SA(Þ)	67,082	2,454
BGP Holdings PLC(Å)(Æ)	4,619,419	67	alstria office REIT-AG(ö)	440,930	5,832
Dexus Property Group(Æ)(ö)	1,592,175	12,159	Deutsche Wohnen AG	470,641	16,092
Goodman Group(ö)	2,157,803	13,081	LEG Immobilien AG(Æ)	51,964	4,464
GPT Group (The)(ö)	1,701,660	6,675	TLG Immobilien AG	266,634	5,395
Investa Office Fund(ö)	530,376	1,885	Vonovia SE	121,384	4,394
Mirvac Group(ö)	3,899,873	6,626			38,631
Scentre Group(ö)	3,740,745	12,068
Stockland(ö)	623,563	2,257	Hong Kong - 8.2%
Vicinity Centres(ö)	774,047	1,668	Champion REIT(Æ)(ö)	443,000	288
Viva Energy REIT(ö)	842,018	1,519	Cheung Kong Property Holdings, Ltd.	2,529,434	18,128
Westfield Corp.(ö)	1,187,531	8,073	Hang Lung Properties, Ltd. - ADR	4,166,000	10,912
		66,078	Henderson Land Development Co., Ltd.	296,943	1,880
			Hongkong Land Holdings, Ltd.	1,022,295	7,899
Austria - 0.7%			Hopewell Holdings, Ltd.	389,900	1,487
Atrium European Real Estate, Ltd.(Æ)	82,627	348	Hysan Development Co., Ltd.	760,000	3,588
Buwog AG(Æ)	275,713	7,445	Link Real Estate Investment Trust(ö)	1,872,786	13,460
		7,793	New World Development Co., Ltd.	2,131,551	2,649
			Sino Land Co., Ltd.	451,019	764
Belgium - 0.1%			Sun Hung Kai Properties, Ltd.	1,549,982	23,219
Aedifica(ö)	18,176	1,429	Swire Properties, Ltd.	2,505,800	8,408
			Wharf Holdings, Ltd. (The)	362,000	3,089
Canada - 1.9%					95,771
Allied Properties Real Estate Investment
Trust(ö)	175,572	4,712	Ireland - 0.4%
Boardwalk Real Estate Investment			Green REIT PLC(ö)	815,506	1,213
Trust(Ñ)(ö)	32,015	1,080	Hibernia REIT PLC(ö)	2,316,865	3,217
Brookfield Canada Office Properties(ö)	54,818	1,306			4,430
Canadian Apartment Properties(ö)	126,477	3,139
Chartwell Retirement Residences	287,166	3,270	Italy - 0.0%
Crombie Real Estate Investment Trust(ö)	58,534	621	Beni Stabili SpA SIIQ(ö)	156,048	99
First Capital Realty, Inc. Class A	103,782	1,508
Granite Real Estate Investment Trust(ö)	21,893	785	Japan - 10.4%
H&R Real Estate Investment Trust(ö)	68,857	1,168	Activia Properties, Inc.(ö)	1,380	6,574
Pure Industrial Real Estate Trust(ö)	150,439	720	Advance Residence Investment Corp.(ö)	1,114	2,935
RioCan Real Estate Investment Trust(ö)	144,631	2,747	Daiwa Office Investment Corp.(ö)	76	371
Smart Real Estate Investment Trust(ö)	28,275	670	Frontier Real Estate Investment Corp.(ö)	414	1,807
		21,726	Global One Real Estate Investment(Ñ)(ö)	536	1,846
			GLP J-Reit(ö)	843	951
China - 0.0%			Hulic Co., Ltd.	79,235	747
China Overseas Land & Investment, Ltd.	150,000	435	Hulic Reit, Inc.(ö)	1,038	1,667
China Resources Land, Ltd.	18,000	50	Invesco Office J-Reit Inc(ö)	851	749
		485	Invincible Investment Corp.(ö)	3,640	1,394
			Japan Hotel REIT Investment Corp.(ö)	693	472
Finland - 0.1%			Japan Logistics Fund, Inc.(ö)	1,160	2,476
Citycon OYJ	384,906	947	Japan Real Estate Investment Corp.(ö)	961	5,060
Sponda OYJ	13,116	58	Japan Rental Housing Investments, Inc.
		1,005	(ö)	34	24
			Japan Retail Fund Investment Corp.(ö)	3,973	7,765
France - 3.4%			Kenedix Office Investment Corp. Class
Fonciere Des Regions(ö)	10,472	934	A(ö)	556	3,152
Gecina SA(ö)	70,299	10,000	Mitsubishi Estate Co., Ltd.	925,000	17,681
Icad, Inc.(ö)	26,369	1,959	Mitsui Fudosan Co., Ltd.	1,421,650	31,251
Klepierre - GDR(Ñ)(ö)	487,028	19,124	Mori Hills REIT Investment Corp. Class
Mercialys SA(ö)	35,516	692	A(ö)	2,307	2,997
Unibail-Rodamco SE(ö)	29,756	7,307	MORI TRUST Hotel Reit, Inc.(ö)	277	377
		40,016	Mori Trust Sogo Reit, Inc.(ö)	2,128	3,324
			Nippon Building Fund, Inc.(ö)	893	4,750

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 591

Russell Investment Company
Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Nippon Prologis REIT, Inc.(ö)	433	915	Hufvudstaden AB Class A	214,694	3,365
Nomura Real Estate Master Fund, Inc.(ö)	1,531	2,207	Wihlborgs Fastigheter AB(Ñ)	6,678	130
NTT Urban Development Corp.	382,200	3,447			9,681
Orix JREIT, Inc.(ö)	543	861
Sekisui House Reit, Inc.(ö)	40	51	Switzerland - 0.4%
Sumitomo Realty & Development Co.,			PSP Swiss Property AG	47,848	4,287
Ltd.	312,000	8,418	Swiss Prime Site AG Class A(Æ)	8,414	730
Tokyo Tatemono Co., Ltd.	487,500	6,662			5,017
United Urban Investment Corp.(ö)	1,062	1,605
		122,536	United Kingdom - 5.9%
			Assura PLC(ö)	3,127,766	2,480
Netherlands - 0.5%			Big Yellow Group PLC(ö)	371,944	3,728
Eurocommercial Properties NV	46,555	1,810	British Land Co. PLC (The)(ö)	1,358,503	11,550
InterXion Holding NV(Æ)	72,638	3,025	Capital & Regional PLC(ö)	333,802	260
Vastned Retail NV(ö)	5,632	211	Derwent London PLC(ö)	83,904	3,199
Wereldhave NV(ö)	13,034	600	Great Portland Estates PLC(ö)	643,414	5,765
		5,646	Hammerson PLC(ö)	566,388	4,309
			Intu Properties PLC Class H(ö)	306,684	1,096
Norway - 0.3%			Kennedy Wilson Europe Real Estate
Entra ASA(Þ)	284,745	3,267	PLC	14,776	199
Norwegian Property ASA	122,128	144	Land Securities Group PLC(ö)	487,812	6,989
		3,411	LondonMetric Property PLC(ö)	2,001,774	4,365
			LXB Retail Properties PLC(Æ)	571,895	283
Singapore - 1.5%			Safestore Holdings PLC(ö)	258,802	1,357
Ascendas Real Estate Investment			Segro PLC(ö)	1,988,345	12,508
Trust(ö)	491,000	900	St. Modwen Properties PLC	453,773	2,148
CapitaLand Commercial Trust, Ltd.(Æ)			UNITE Group PLC (The)(ö)	719,040	6,024
(ö)	881,600	1,023	Urban & Civic PLC	265,251	914
CapitaLand Mall Trust Class A(Æ)(ö)	629,100	886	Workspace Group PLC(ö)	125,216	1,402
CapitaLand, Ltd.	293,400	788			68,576
CDL Hospitality Trusts(Æ)(ö)	958,900	1,064
City Developments, Ltd.	636,200	4,932	United States - 52.7%
EC World Real Estate Investment Trust			Acadia Realty Trust(ö)	24,079	700
Unit(Æ)(ö)	154,400	84	Agree Realty Corp.(ö)	105,585	5,119
Frasers Logistics & Industrial Trust(Æ)			Alexandria Real Estate Equities, Inc.(ö)	110,279	12,407
(ö)	1,594,700	1,154	American Homes 4 Rent Class A(ö)	506,547	11,676
Global Logistic Properties, Ltd.	1,232,700	2,539	Apartment Investment & Management
Keppel REIT(Æ)(ö)	219,900	167	Co. Class A(ö)	42,069	1,840
Mapletree Commercial Trust(Æ)(ö)	1,703,100	1,944	Apple Hospitality REIT, Inc.(ö)	109,903	2,059
Mapletree Greater China Commercial			AvalonBay Communities, Inc.(ö)	150,377	28,547
Trust(Æ)(ö)	970,200	743	Boston Properties, Inc.(ö)	93,314	11,814
Suntec Real Estate Investment Trust(Æ)			Brixmor Property Group, Inc.(ö)	437,143	8,634
(ö)	430,600	545	Camden Property Trust(ö)	160,011	13,173
UOL Group, Ltd.	99,180	515	CBL & Associates Properties, Inc.(ö)	28,985	268
		17,284	Chesapeake Lodging Trust(ö)	94,214	2,196
			Colony Starwood Homes(ö)	88,300	3,053
Spain - 0.9%			Columbia Property Trust, Inc.(ö)	41,850	941
Hispania Activos Inmobiliarios Socimi			CoreSite Realty Corp. Class A(ö)	26,946	2,636
SA(ö)	154,380	2,331	Corporate Office Properties Trust(ö)	259,827	8,507
Inmobiliaria Colonial SA	115,095	892	Cousins Properties, Inc.(ö)	782,381	6,642
Merlin Properties Socimi SA(Ñ)(ö)	640,671	7,580	CubeSmart(ö)	248,989	6,310
		10,803	CyrusOne, Inc.(ö)	74,362	4,063
			DCT Industrial Trust, Inc.(ö)	36,543	1,848
Sweden - 0.8%			DDR Corp.(ö)	66,390	718
Atrium Ljungberg AB Class B	35,131	581	DiamondRock Hospitality Co.(ö)	406,124	4,471
Castellum AB	77,895	1,066	Digital Realty Trust, Inc.(ö)	72,822	8,363
Fabege AB	151,227	2,605	Douglas Emmett, Inc.(ö)	175,601	6,616
Fastighets AB Balder Class B(Æ)	86,631	1,934	Duke Realty Corp.(ö)	78,689	2,182

See accompanying notes which are an integral part of the financial statements.

592 Global Real Estate Securities Fund

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Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
DuPont Fabros Technology, Inc.(ö)	174,687	9,005		STORE Capital Corp.(ö)	58,609		1,406
Education Realty Trust, Inc.(ö)	108,863	4,221		Sun Communities, Inc.(ö)	106,244		8,883
Empire State Realty Trust, Inc. Class				Sunstone Hotel Investors, Inc.(ö)	569,820		8,485
A(ö)	318,229	6,619		Tanger Factory Outlet Centers, Inc.(ö)	108,966		3,399
Equinix, Inc.(ö)	7,343	3,067		UDR, Inc.(ö)	243,497		9,092
Equity LifeStyle Properties, Inc. Class				Urban Edge Properties(ö)	180,417		4,601
A(ö)	83,976	6,794		Ventas, Inc.(ö)	93,374		5,977
Equity Residential(ö)	251,658	16,252		VEREIT, Inc.(ö)	322,715		2,701
Essex Property Trust, Inc.(ö)	105,293	25,741		Vornado Realty Trust(ö)	318,087		30,612
Extended Stay America, Inc.	130,262	2,272		Weingarten Realty Investors(ö)	176,311		5,778
Extra Space Storage, Inc.(ö)	116,173	8,775		Welltower, Inc.(ö)	327,623		23,404
Federal Realty Investment Trust(ö)	15,248	1,995		WP Glimcher, Inc.(ö)	23,365		206
Four Corners Property Trust, Inc.(ö)	214,171	4,997		Xenia Hotels & Resorts, Inc.(ö)	54,647		954
Gaming and Leisure Properties, Inc.(ö)	53,132	1,849					617,521
GEO Group, Inc. (The)(ö)	90,863	3,028
GGP, Inc.(Æ)	734,389	15,870		Total Common Stocks
HCP, Inc.(ö)	385,527	12,086		(cost $970,580)			1,137,938
Healthcare Realty Trust, Inc.(ö)	117,038	3,839
Healthcare Trust of America, Inc. Class
A(ö)	210,705	6,720	Short	-Term Investments - 2.6%
Hilton Worldwide Holdings, Inc.	136,796	8,068		United States - 2.6%
Host Hotels & Resorts, Inc.(ö)	645,112	11,580		U.S. Cash Management Fund	29,997,834	(8)	30,004
Hudson Pacific Properties, Inc.(ö)	257,669	8,853		Total Short-Term Investments
Invitation Homes, Inc.(Æ)(ö)	146,517	3,157		(cost $30,003)			30,004
Kilroy Realty Corp.(ö)	90,228	6,364
Kimco Realty Corp.(ö)	64,890	1,317		Other Securities - 1.2%
LaSalle Hotel Properties(ö)	183,329	5,235		U.S. Cash Collateral Fund(×)	14,077,301	(8)	14,077
Lexington Realty Trust(ö)	14,207	144		Total Other Securities
Liberty Property Trust(ö)	34,944	1,417		(cost $14,077)			14,077
Life Storage, Inc.(Æ)	32,202	2,525
Macerich Co. (The)(ö)	126,800	7,916
Mack-Cali Realty Corp.(ö)	81,544	2,205		Total Investments 100.9%
MedEquities Realty Trust, Inc.(ö)	55,113	652		(identified cost $1,014,660)			1,182,019
MGM Growth Properties LLC Class A(ö)	125,705	3,598
Mid-America Apartment Communities,				Other Assets and Liabilities, Net
Inc.(ö)	9,223	915	-	(0.9%)			(10,053)
Monogram Residential Trust, Inc.(ö)	38,475	392		Net Assets - 100.0%			1,171,966
National Retail Properties, Inc.(ö)	68,636	2,898
Paramount Group, Inc.(ö)	212,333	3,482
Park Hotels & Resorts, Inc.(ö)	589	15
Parkway, Inc.(ö)	139,200	2,804
Pennsylvania Real Estate Investment
Trust(ö)	168,725	2,337
Prologis, Inc.(ö)	442,391	24,070
Public Storage(ö)	119,900	25,104
QTS Realty Trust, Inc. Class A(ö)	53,611	2,865
Quality Care Properties, Inc.(Æ)(ö)	70,355	1,220
Realty Income Corp.(ö)	151,911	8,864
Red Rock Resorts, Inc. Class A	82,929	1,939
Regency Centers Corp.(ö)	134,515	8,499
Retail Properties of America, Inc. Class
A(ö)	332,675	4,438
Rexford Industrial Realty, Inc.(ö)	302,776	7,552
Sabra Health Care REIT, Inc.(ö)	181,873	4,945
Senior Housing Properties Trust(ö)	17,397	374
Simon Property Group, Inc.(ö)	294,806	48,720
SL Green Realty Corp.(ö)	86,186	9,044
Spirit Realty Capital, Inc.(ö)	63,961	602

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 593

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Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.0%
BGP Holdings PLC	08/06/09	EUR	4,619,419	—	—	67
						67
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Dow Jones U.S. Real Estate Index Futures	477	USD	14,863	06/17	45
FTSE/EPRA Europe Index Futures	180	EUR	3,796	06/17	172
Hang Seng Index Futures	14	HKD	17,193	05/17	30
MSCI Singapore Index Futures	27	SGD	938	05/17	6
S&P/TSX 60 Index Futures	6	CAD	1,100	06/17	2
SPI 200 Index Futures	15	AUD	2,217	06/17	35
TOPIX Index Futures	22	JPY	336,601	06/17	33
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					323

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	112	AUD	150	06/21/17	—
Bank of America	USD	218	AUD	290	06/21/17	(1)
Bank of America	USD	432	AUD	570	06/21/17	(5)
Bank of America	USD	664	AUD	880	06/21/17	(5)
Bank of America	USD	67	EUR	62	05/02/17	—
Bank of America	USD	153	EUR	141	05/02/17	—
Bank of America	USD	257	EUR	236	05/02/17	—
Bank of America	USD	22	EUR	20	05/03/17	—
Bank of America	USD	23	EUR	21	05/03/17	—
Bank of America	USD	88	EUR	81	05/03/17	—
Bank of America	USD	102	EUR	93	05/03/17	—
Bank of America	USD	397	EUR	370	06/21/17	7
Bank of America	USD	1,094	EUR	1,020	06/21/17	20
Bank of America	USD	1,406	EUR	1,310	06/21/17	24
Bank of America	USD	149	HKD	1,160	06/21/17	—
Bank of America	USD	303	HKD	2,350	06/21/17	(1)
Bank of America	USD	614	HKD	4,760	06/21/17	(1)
Bank of America	USD	922	HKD	7,160	06/21/17	(1)
Bank of America	USD	12	JPY	1,362	05/02/17	—
Bank of America	USD	12	JPY	1,365	05/08/17	—
Bank of America	USD	384	JPY	43,950	06/21/17	11
Bank of America	USD	822	JPY	93,810	06/21/17	21
Bank of America	USD	1,496	JPY	161,870	06/21/17	(41)
Bank of America	USD	16	NOK	135	05/03/17	—
Bank of America	USD	219	NOK	1,873	05/03/17	—
Bank of America	USD	33	SEK	289	05/03/17	—

See accompanying notes which are an integral part of the financial statements.

594 Global Real Estate Securities Fund

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Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	60	SEK	529	05/03/17	—
Bank of America	USD	177	SGD	250	06/21/17	2
Bank of America	USD	251	SGD	350	06/21/17	—
Bank of America	AUD	150	USD	115	06/21/17	2
Bank of America	AUD	210	USD	158	06/21/17	1
Bank of America	CAD	180	USD	135	06/21/17	3
Bank of America	CAD	180	USD	135	06/21/17	3
Bank of America	EUR	490	USD	520	06/21/17	(15)
Bank of America	GBP	9	USD	11	05/03/17	—
Bank of America	GBP	16	USD	21	05/03/17	—
Bank of America	GBP	42	USD	55	05/03/17	—
Bank of America	HKD	1,220	USD	157	06/21/17	—
Bank of America	HKD	1,380	USD	178	06/21/17	—
Bank of America	JPY	30,760	USD	277	06/21/17	—
Bank of Montreal	USD	342	AUD	447	06/21/17	(7)
Bank of Montreal	USD	163	CAD	218	06/21/17	(4)
Bank of Montreal	USD	1,077	EUR	1,017	06/21/17	34
Bank of Montreal	USD	476	HKD	3,688	06/21/17	(1)
Bank of Montreal	USD	584	JPY	66,257	06/21/17	12
Bank of Montreal	USD	148	SGD	209	06/21/17	2
BNP Paribas	CAD	190	USD	142	06/21/17	3
Brown Brothers Harriman	USD	213	EUR	200	06/21/17	5
Brown Brothers Harriman	AUD	300	USD	227	06/21/17	3
Brown Brothers Harriman	CAD	180	USD	135	06/21/17	3
Brown Brothers Harriman	HKD	2,410	USD	310	06/21/17	—
Brown Brothers Harriman	JPY	23,880	USD	210	06/21/17	(4)
Brown Brothers Harriman	JPY	29,170	USD	269	06/21/17	7
Brown Brothers Harriman	JPY	58,780	USD	540	06/21/17	12
Brown Brothers Harriman	SGD	140	USD	100	06/21/17	—
Citigroup	USD	111	CAD	150	06/21/17	(1)
Citigroup	USD	134	CAD	180	06/21/17	(2)
Citigroup	USD	542	CAD	730	06/21/17	(7)
Citigroup	USD	316	JPY	35,090	06/21/17	(1)
Citigroup	CAD	180	USD	135	06/21/17	3
Citigroup	EUR	240	USD	256	06/21/17	(6)
Citigroup	EUR	650	USD	691	06/21/17	(18)
Citigroup	SGD	140	USD	100	06/21/17	—
Commonwealth Bank of Australia	USD	342	AUD	447	06/21/17	(7)
Commonwealth Bank of Australia	USD	163	CAD	218	06/21/17	(4)
Commonwealth Bank of Australia	USD	1,077	EUR	1,017	06/21/17	33
Commonwealth Bank of Australia	USD	476	HKD	3,688	06/21/17	(1)
Commonwealth Bank of Australia	USD	584	JPY	66,257	06/21/17	12
Commonwealth Bank of Australia	USD	148	SGD	209	06/21/17	2
Royal Bank of Canada	USD	339	AUD	447	06/21/17	(4)
Royal Bank of Canada	USD	163	CAD	218	06/21/17	(3)
Royal Bank of Canada	USD	1,074	EUR	1,017	06/21/17	36
Royal Bank of Canada	USD	476	HKD	3,688	06/21/17	(1)
Royal Bank of Canada	USD	582	JPY	66,257	06/21/17	13
Royal Bank of Canada	USD	148	SGD	209	06/21/17	2
Royal Bank of Canada	AUD	250	USD	187	06/21/17	—
Royal Bank of Canada	EUR	340	USD	364	06/21/17	(7)
Royal Bank of Canada	EUR	630	USD	669	06/21/17	(19)
Royal Bank of Canada	HKD	3,650	USD	470	06/21/17	1

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 595

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Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	JPY	45,120	USD	408	06/21/17	2
Royal Bank of Canada	SGD	140	USD	100	06/21/17	(1)
Standard Chartered	USD	342	AUD	447	06/21/17	(7)
Standard Chartered	USD	163	CAD	218	06/21/17	(4)
Standard Chartered	USD	1,076	EUR	1,017	06/21/17	35
Standard Chartered	USD	476	HKD	3,688	06/21/17	(1)
Standard Chartered	USD	584	JPY	66,257	06/21/17	12
Standard Chartered	USD	148	SGD	209	06/21/17	2
State Street	AUD	570	USD	439	06/21/17	13
State Street	EUR	149	USD	162	05/02/17	—
State Street	EUR	244	USD	266	05/02/17	—
State Street	EUR	770	USD	836	06/21/17	(5)
State Street	GBP	25	USD	33	05/02/17	—
State Street	HKD	411	USD	53	05/02/17	—
State Street	HKD	4,910	USD	633	06/21/17	1
State Street	JPY	92,540	USD	830	06/21/17	(2)
State Street	NOK	11	USD	1	05/02/17	—
State Street	SGD	210	USD	150	06/21/17	—
UBS	USD	145	AUD	190	06/21/17	(3)
UBS	USD	452	JPY	50,190	06/21/17	(1)
UBS	AUD	190	USD	145	06/21/17	3
UBS	EUR	450	USD	483	06/21/17	(7)
UBS	JPY	50,190	USD	452	06/21/17	1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						148

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Australia	$—	$66,011	$67	$—	$66,078	5.6
Austria	—	7,793	—	—	7,793	0.7
Belgium	—	1,429	—	—	1,429	0.1
Canada	21,726	—	—	—	21,726	1.9
China	—	485	—	—	485	—*
Finland	—	1,005	—	—	1,005	0.1
France	5,694	34,322	—	—	40,016	3.4
Germany	—	38,631	—	—	38,631	3.3
Hong Kong	—	95,771	—	—	95,771	8.2
Ireland	—	4,430	—	—	4,430	0.4
Italy	—	99	—	—	99	—*
Japan	—	122,536	—	—	122,536	10.4
Netherlands	3,025	2,621	—	—	5,646	0.5
Norway	—	3,411	—	—	3,411	0.3
Singapore	—	17,284	—	—	17,284	1.5

See accompanying notes which are an integral part of the financial statements.

596 Global Real Estate Securities Fund

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Global Real Estate Securities Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Spain	—	10,803	—	—	10,803	0.9
Sweden	—	9,681	—	—	9,681	0.8
Switzerland	—	5,017	—	—	5,017	0.4
United Kingdom	—	68,576	—	—	68,576	5.9
United States	617,521	—	—	—	617,521	52.7
Short-Term Investments	—	—	—	30,004	30,004	2.6
Other Securities	—	—	—	14,077	14,077	1.2
Total Investments	647,966	489,905	67	44,081	1,182,019	100.9
Other Assets and Liabilities, Net						0.9
						100.0

Other Financial Instruments
Assets
Futures Contracts	323	—	—	—	323	—*
Foreign Currency Exchange Contracts	1	345	—	—	346	—*
A
Liabilities
Foreign Currency Exchange Contracts	(1)	(197)	—	—	(198)	(—)*
Total Other Financial Instruments**	$323	$148	$—	$—	$471

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2017, were less than 1% of net assets.

Amounts in thousands
Fair Value
Property Sector Exposure	$
Diversified	342,697
Healthcare	64,967
Industrial	73,098
Lodging/Resorts	52,240
Office	167,661
Residential	176,248
Retail	213,228
Self Storage	47,799
Short-Term Investments	30,004

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 597

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Schedule of Investments, continued — April 30, 2017 (Unaudited)

Other Securities	14,077
Total Investments	1,182,019

See accompanying notes which are an integral part of the financial statements.

598 Global Real Estate Securities Fund

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Global Real Estate Securities Fund

Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$346
Variation margin on futures contracts*	323	—
Total	$323	$346

Location: Statement of Assets and Liabilities - Liabilities
Unrealized appreciation on foreign currency exchange contracts	$—	$198
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$807	$—
Foreign currency-related transactions**	—	(1,404)
Total	$807	$(1,404)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$962	$—
Foreign currency-related transactions***	—	861
Total	$962	$861

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 599

Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value	$13,314	$ — $	13,314
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	346	—	346
Futures Contracts	Variation margin on futures contracts	7	—	7
Total Financial and Derivative Assets		13,667	—	13,667
Financial and Derivative Assets not subject to a netting agreement		(7)	—	(7)
Total Financial and Derivative Assets subject to a netting agreement		$13,660	$ — $	13,660

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$96	$71	$—	$25
Bank of Montreal	48	12	—	36
Barclays	11,178	—	11,178	—
BNP Paribas	3	—	—	3
Brown Brothers Harriman	30	4	—	26
Citigroup	904	3	901	—
Commonwealth Bank of Australia	47	11	—	36
JPMorgan Chase	934	—	934	—
Merrill Lynch	300	—	300	—
Royal Bank of Canada	54	35	—	19
Standard Chartered	48	12	—	36
State Street	14	6	—	8
UBS	4	4	—	—
Total	$13,660	$158	$13,313	$189

See accompanying notes which are an integral part of the financial statements.

600 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund
Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$216	$ — $	216
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	198	—	198
Total Financial and Derivative Liabilities		414	—	414
Financial and Derivative Liabilities not subject to a netting agreement		(216)	—	(216)
Total Financial and Derivative Liabilities subject to a netting agreement		$198	$ — $	198

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$71	$71	$—	$ —
Bank of Montreal	12	12	—	—
Brown Brothers Harriman	4	4	—	—
Citigroup	35	3	—	32
Commonwealth Bank of Australia	11	11	—	—
Royal Bank of Canada	35	35	—	—
Standard Chartered	12	12	—	—
State Street	6	6	—	—
UBS	12	4	—	8
Total	$198	$158	$—	$ 40

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 601

Russell Investment Company
Global Real Estate Securities Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,014,660
Investments, at fair value(*)(>)	1,182,019
Cash (restricted)(a)	1,400
Foreign currency holdings(^)	2,956
Unrealized appreciation on foreign currency exchange contracts	346
Receivables:
Dividends and interest	2,082
Dividends from affiliated funds	17
Investments sold	10,187
Fund shares sold	1,311
Foreign capital gains taxes recoverable	171
Variation margin on futures contracts	7
Prepaid expenses	12
Total assets	1,200,508

Liabilities
Payables:
Due to custodian	100
Investments purchased	11,134
Fund shares redeemed	1,305
Accrued fees to affiliates	1,038
Other accrued expenses	474
Variation margin on futures contracts	216
Unrealized depreciation on foreign currency exchange contracts	198
Payable upon return of securities loaned	14,077
Total liabilities	28,542

Net Assets	$1,171,966

See accompanying notes which are an integral part of the financial statements.

602 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(27,038)
Accumulated net realized gain (loss)	(24,665)
Unrealized appreciation (depreciation) on:
Investments	167,359
Futures contracts	323
Foreign currency-related transactions	154
Shares of beneficial interest	348
Additional paid-in capital	1,055,485
Net Assets	$1,171,966

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$32.91
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$34.92
Class A — Net assets	$24,142,126
Class A — Shares outstanding ($.01 par value)	733,527
Net asset value per share: Class C(#)	$31.75
Class C — Net assets	$27,434,851
Class C — Shares outstanding ($.01 par value)	863,966
Net asset value per share: Class E(#)	$32.99
Class E — Net assets	$5,274,825
Class E — Shares outstanding ($.01 par value)	159,905
Net asset value per share: Class R6(#)	$33.73
Class R6 — Net assets	$5,152,918
Class R6 — Shares outstanding ($.01 par value)	152,757
Net asset value per share: Class S(#)	$33.73
Class S — Net assets	$999,199,521
Class S — Shares outstanding ($.01 par value)	29,623,900
Net asset value per share: Class T(#)	$33.72
Class T — Net assets	$1,137,692
Class T — Shares outstanding ($.01 par value)	33,738
Net asset value per share: Class Y(#)	$33.72
Class Y — Net assets	$109,623,668
Class Y — Shares outstanding ($.01 par value)	3,250,764
Amounts in thousands
(^) Foreign currency holdings - cost	$2,954
(*) Securities on loan included in investments	$13,314
(>) Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund	$44,081

(a) Cash Collateral for Futures	$1,400
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 603

Russell Investment Company
Global Real Estate Securities Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$12,715
Dividends from affiliated funds	112
Interest	13
Securities lending income (net)	1
Securities lending income from affiliated funds (net)	14
Less foreign taxes withheld	(1,074)
Total investment income	11,781

Expenses
Advisory fees	4,657
Administrative fees	281
Custodian fees	270
Distribution fees - Class A	30
Distribution fees - Class C	109
Transfer agent fees - Class A	24
Transfer agent fees - Class C	29
Transfer agent fees - Class E	11
Transfer agent fees - Class R6	1
Transfer agent fees - Class S	982
Transfer agent fees - Class T	—**
Transfer agent fees - Class Y	2
Professional fees	52
Registration fees	58
Shareholder servicing fees - Class C	36
Shareholder servicing fees - Class E	14
Trustees’ fees	22
Printing fees	143
Miscellaneous	11
Expenses before reductions	6,732
Expense reductions	(—)**
Net expenses	6,732
Net investment income (loss)	5,049

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	17,332
Futures contracts	807
Foreign currency-related transactions	(1,573)
Net realized gain (loss)	16,566
Net change in unrealized appreciation (depreciation) on:
Investments	15,480
Futures contracts	962
Foreign currency-related transactions	986
Net change in unrealized appreciation (depreciation)	17,428
Net realized and unrealized gain (loss)	33,994
Net Increase (Decrease) in Net Assets from Operations	$39,043

** Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

604 Global Real Estate Securities Fund

Russell Investment Company
Global Real Estate Securities Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,049	$31,607
Net realized gain (loss)	16,566	102,986
Net change in unrealized appreciation (depreciation)	17,428	(121,109)
Net increase (decrease) in net assets from operations	39,043	13,484

Distributions
From net investment income
Class A	(686)	(614)
Class C	(746)	(600)
Class E	(420)	(532)
Class R6	(36)	(4)
Class S	(28,231)	(27,436)
Class T	(1)	—
Class Y	(3,658)	(3,215)
From net realized gain
Class A	(1,482)	(1,563)
Class C	(1,865)	(2,013)
Class E	(1,102)	(1,388)
Class R6	(17)	—
Class S	(58,183)	(66,390)
Class Y	(7,439)	(7,783)
Net decrease in net assets from distributions	(103,866)	(111,538)

Share Transactions*
Net increase (decrease) in net assets from share transactions	13,674	(248,685)
Total Net Increase (Decrease) in Net Assets	(51,149)	(346,739)

Net Assets
Beginning of period	1,223,115	1,569,854
End of period	$1,171,966	$1,223,115
Undistributed (overdistributed) net investment income included in net assets	$(27,038)	$1,691

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 605

Russell Investment Company
Global Real Estate Securities Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	34	$1,117	76	$2,732
Proceeds from reinvestment of distributions	68	2,158	62	2,166
Payments for shares redeemed	(104)	(3,446)	(186)	(6,647)
Net increase (decrease)	(2)	(171)	(48)	(1,749)
Class C
Proceeds from shares sold	19	622	50	1,731
Proceeds from reinvestment of distributions	83	2,554	75	2,550
Payments for shares redeemed	(161)	(5,116)	(226)	(7,888)
Net increase (decrease)	(59)	(1,940)	(101)	(3,607)
Class E
Proceeds from shares sold	25	818	90	3,251
Proceeds from reinvestment of distributions	47	1,495	53	1,872
Payments for shares redeemed	(448)	(14,585)	(307)	(11,245)
Net increase (decrease)	(376)	(12,272)	(164)	(6,122)
Class R6(1)
Proceeds from shares sold	161	5,329	9	322
Proceeds from reinvestment of distributions	2	53	—**	4
Payments for shares redeemed	(19)	(625)	(1)	(23)
Net increase (decrease)	144	4,757	8	303
Class S
Proceeds from shares sold	3,719	124,987	4,835	174,901
Proceeds from reinvestment of distributions	2,627	85,747	2,589	92,685
Payments for shares redeemed	(5,558)	(187,808)	(13,084)	(480,200)
Net increase (decrease)	788	22,926	(5,660)	(212,614)
Class T(2)
Proceeds from shares sold	34	1,145	—	—
Proceeds from reinvestment of distributions	—**	1	—	—
Payments for shares redeemed	(—)**	(2)	—	—
Net increase (decrease)	34	1,144	—	—
Class Y
Proceeds from shares sold	892	30,434	339	12,264
Proceeds from reinvestment of distributions	340	11,098	307	10,998
Payments for shares redeemed	(1,246)	(42,302)	(1,322)	(48,158)
Net increase (decrease)	(14)	(770)	(676)	(24,896)
Total increase (decrease)	515	$13,674	(6,641)	$(248,685)

**      Less than $500.
(1)      For the period March 1, 2016 (commencement of operations) to October 31, 2016.
(2)    For the period March 17, 2017 (commencement of operations) to April 30, 2017.

See accompanying notes which are an integral part of the financial statements.

606 Global Real Estate Securities Fund

(This page intentionally left blank)

Russell Investment Company
Global Real Estate Securities Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2017*	34.94	.10	.92	1.02	(.96)	(2.09)
October 31, 2016	37.65	.73	(.62)	.11	(.80)	(2.02)
October 31, 2015	39.99	.51	.37	.88	(.98)	(2.24)
October 31, 2014	40.49	.54	2.97	3.51	(1.07)	(2.94)
October 31, 2013	38.18	.58	3.94	4.52	(2.08)	(.13)
October 31, 2012	33.52	.63	4.72	5.35	(.69)	—

Class C
April 30, 2017*	33.82	(.02)	.88	.86	(.84)	(2.09)
October 31, 2016	36.60	.44	(.59)	(.15)	(.61)	(2.02)
October 31, 2015	38.96	.22	.36	.58	(.70)	(2.24)
October 31, 2014	39.55	.24	2.90	3.14	(.79)	(2.94)
October 31, 2013	37.34	.28	3.85	4.13	(1.79)	(.13)
October 31, 2012	32.83	.36	4.60	4.96	(.45)	—

Class E
April 30, 2017*	35.00	.13	.89	1.02	(.94)	(2.09)
October 31, 2016	37.70	.73	(.61)	.12	(.80)	(2.02)
October 31, 2015	40.02	.50	.39	.89	(.97)	(2.24)
October 31, 2014	40.52	.54	2.97	3.51	(1.07)	(2.94)
October 31, 2013	38.20	.58	3.95	4.53	(2.08)	(.13)
October 31, 2012	33.54	.63	4.72	5.35	(.69)	—

Class R6
April 30, 2017*	35.74	.18	.93	1.11	(1.03)	(2.09)
October 31, 2016(8)	33.90	.55	2.21	2.76	(.92)	—

Class S
April 30, 2017*	35.74	.15	.94	1.09	(1.01)	(2.09)
October 31, 2016	38.42	.84	(.63)	.21	(.87)	(2.02)
October 31, 2015	40.73	.61	.39	1.00	(1.07)	(2.24)
October 31, 2014	41.16	.64	3.04	3.68	(1.17)	(2.94)
October 31, 2013	38.78	.67	4.02	4.69	(2.18)	(.13)
October 31, 2012	34.03	.73	4.79	5.52	(.77)	—

Class T
April 30, 2017(10)	33.36	(.19)	.81	.62	(.26)	—

Class Y
April 30, 2017*	35.73	.18	.94	1.12	(1.04)	(2.09)
October 31, 2016	38.39	.90	(.61)	.29	(.93)	(2.02)
October 31, 2015	40.71	.69	.38	1.07	(1.15)	(2.24)
October 31, 2014	41.15	.73	3.01	3.74	(1.24)	(2.94)
October 31, 2013	38.76	.84	3.94	4.78	(2.25)	(.13)
October 31, 2012	34.03	.81	4.77	5.58	(.85)	—

See accompanying notes which are an integral part of the financial statements.

608 Global Real Estate Securities Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(3.05)	32.91	3.27	24,142	1.39	1.39	.62	42
(2.82)	34.94	.42	25,718	1.38	1.38	2.03	79
(3.22)	37.65	2.22	29,511	1.37	1.37	1.33	61
(4.01)	39.99	9.98	30,324	1.36	1.36	1.41	69
(2.21)	40.49	12.17	29,098	1.35	1.35	1.47	78
(.69)	38.18	16.03	27,867	1.35	1.35	1.79	64

(2.93)	31.75	2.87	27,435	2.14	2.14	(.13)	42
(2.63)	33.82	(.31)	31,202	2.13	2.13	1.28	79
(2.94)	36.60	1.46	37,474	2.12	2.12	.58	61
(3.73)	38.96	9.14	41,936	2.11	2.11	.66	69
(1.92)	39.55	11.34	44,084	2.10	2.10	.73	78
(.45)	37.34	15.17	42,262	2.10	2.10	1.05	64

(3.03)	32.99	3.27	5,275	1.39	1.39	.77	42
(2.82)	35.00	.44	18,764	1.38	1.38	2.03	79
(3.21)	37.70	2.25	26,394	1.37	1.37	1.30	61
(4.01)	40.02	9.95	35,655	1.36	1.36	1.42	69
(2.21)	40.52	12.18	38,596	1.35	1.35	1.46	78
(.69)	38.20	16.01	36,250	1.35	1.35	1.79	64

(3.12)	33.73	3.41	5,153.99		.97	1.10	42
(.92)	35.74	8.07	298.98		.96	2.20	79

(3.10)	33.73	3.39	999,199	1.14	1.14	.88	42
(2.89)	35.74	.68	1,030,471	1.13	1.13	2.28	79
(3.31)	38.42	2.51	1,325,152	1.12	1.12	1.57	61
(4.11)	40.73	10.23	1,556,497	1.11	1.11	1.65	69
(2.31)	41.16	12.46	1,373,266	1.10	1.10	1.68	78
(.77)	38.78	16.32	1,174,848	1.10	1.10	2.05	64

(.26)	33.72	1.88	1,138	1.14	1.04	(4.77)	42

(3.13)	33.72	3.49	109,624.94		.94	1.07	42
(2.95)	35.73	.88	116,662.93		.93	2.47	79
(3.39)	38.39	2.69	151,323.92		.92	1.78	61
(4.18)	40.71	10.45	169,233.91		.91	1.88	69
(2.38)	41.15	12.69	235,303.90		.90	2.03	78
(.85)	38.76	16.53	354,260.92		.92	2.26	64

See accompanying notes which are an integral part of the financial statements.

Global Real Estate Securities Fund 609

Russell Investment Company
Global Real Estate Securities Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$778,102
Administration fees	46,934
Distribution fees	22,263
Shareholder servicing fees	6,844
Transfer agent fees	175,757
Trustee fees	8,255
$1,038,155

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U.S. Cash Collateral Fund	$3,104	$49,213	$38,240	$—	$ —	$14,077	$14	$—
U.S. Cash Management Fund	28,329	273,638	271,961	—	(2)	30,004	112	—
	$31,433	$322,851	$310,201	$—	$ (2)	$44,081	$126	$—

Federal Income Taxes (Unaudited)

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$1,078,805,589
Unrealized Appreciation	$117,901,237
Unrealized Depreciation	(14,687,316)
Net Unrealized Appreciation (Depreciation)	$103,213,921

See accompanying notes which are an integral part of the financial statements.

610 Global Real Estate Securities Fund

Russell Investment Company
Multi-Strategy Income Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2016	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2017	$1,053.50	$1,019.34
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$5.60	$5.51

Fund is from November 1, 2016 to April 30, 2017.	* Expenses are equal to the Fund's annualized expense ratio of 1.10%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2017	$1,048.60	$1,015.62
	Expenses Paid During Period*	$9.40	$9.25
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.85%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2016	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2017	$1,053.30	$1,019.39
of other funds.	Expenses Paid During Period*	$5.55	$5.46

* Expenses are equal to the Fund's annualized expense ratio of 1.09%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Multi-Strategy Income Fund 611

Russell Investment Company
Multi-Strategy Income Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,054.70	$1,020.58
Expenses Paid During Period*	$4.33	$4.26

* Expenses are equal to the Fund's annualized expense ratio of 0.85%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class T	Performance	expenses)
Beginning Account Value
March 17, 2017	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,010.10	$1,021.08
Expenses Paid During Period*	$0.93	$3.76

* Expenses are equal to the Fund's annualized expense ratio of 0.75%
(representing the 45-day period annualized), multiplied by the average account value over the period, multiplied by 45/365 (to reflect the period since commencement of operations). May reflect amounts waived and/or reimbursed.
Without any waivers and/or reimbursements, expenses would have been higher.
Hypothetical expenses are equal to the Fund’s annualized expense ratio of
0.75% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the on-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,055.60	$1,021.57
Expenses Paid During Period*	$3.31	$3.26

* Expenses are equal to the Fund's annualized expense ratio of 0.65%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

612 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 59.7%			Cheniere Corpus Christi Holdings, LLC
Asset-Backed Securities - 0.0%			5.875% due 03/31/25 (Þ)	405	431
Wendy's Funding LLC			Citigroup, Inc.
Series 2015-1A Class A2I			3.200% due 10/21/26	750	725
3.371% due 06/15/45 (Þ)	424	426	Series R
			6.125% due 12/31/49 (ƒ)	649	692
Corporate Bonds and Notes - 16.0%			Series T
Alexandria Real Estate Equities, Inc.			6.250% due 12/29/49 (ƒ)	655	713
3.950% due 01/15/28	410	414
American Airlines 2016-2 Class A Pass			Cleaver-Brooks, Inc.
Through Trust			8.750% due 12/15/19 (Þ)	2,280	2,354
Series A Class A			Cloud Crane LLC
3.650% due 06/15/28	290	291	10.125% due 08/01/24 (Þ)	450	480
American Airlines Pass-Through Trust			CoBank ACB
Series 2017-1B Class B			Series I
4.950% due 02/15/25	555	566	6.250% due 12/29/49 (ƒ)	1,080	1,177
American Tire Distributors, Inc.			Conduent Finance, Inc. / Xerox Business
10.250% due 03/01/22 (Þ)	3,820	3,920	Services LLC
			10.500% due 12/15/24 (Þ)	1,130	1,311
Arconic, Inc.			Constellation Brands, Inc.
5.400% due 04/15/21	665	713	3.875% due 11/14/23	125	126
Avis Budget Car Rental LLC / Avis			Constellis Holdings LLC / Constellis
Budget Finance, Inc.
6.375% due 04/01/24 (Þ)	475	474	Finance Corp.
			9.750% due 05/15/20 (Þ)	500	538
Bank of America Corp.			Continental Resources, Inc.
3.248% due 10/21/27	600	577	5.000% due 09/15/22	420	424
4.244% due 04/24/38	430	431	Crown Americas LLC / Crown Americas
Series DD			Capital Corp. V
6.300% due 12/29/49 (ƒ)	355	391	4.250% due 09/30/26 (Þ)	475	466
Series X			Crown Castle International Corp.
6.250% due 09/29/49 (ƒ)	220	236	4.750% due 05/15/47	275	276
Series Z			CSC Holdings LLC
6.500% due 12/31/49 (ƒ)	725	806	5.500% due 04/15/27 (Þ)	1,000	1,034
BCD Acquisition, Inc.			Delta Air Lines Pass-Through Trust
9.625% due 09/15/23 (Þ)	880	948	Series 15-1 Class B
Boardwalk Pipelines LP			4.250% due 07/30/23	81	83
5.950% due 06/01/26	505	565	Delta Air Lines, Inc.
Brixmor Operating Partnership, LP			3.625% due 03/15/22	1,140	1,170
3.875% due 08/15/22	845	868	Diamond 1 Finance Corp. / Diamond 2
Broadcom Corp. / Broadcom Cayman			Finance Corp
Finance, Ltd.			5.875% due 06/15/21 (Þ)	72	76
3.875% due 01/15/27 (Þ)	430	436	7.125% due 06/15/24 (Þ)	51	56
BWAY Holding Co.			Discover Financial Services
5.500% due 04/15/24 (Þ)	349	353	4.100% due 02/09/27	720	724
Carpenter Technology Corp.			Dresdner Funding Trust I
4.450% due 03/01/23	395	403	8.151% due 06/30/31 (Þ)	300	356
CBS Radio, Inc.			Dynegy, Inc.
7.250% due 11/01/24 (Þ)	475	517	7.625% due 11/01/24	1,400	1,281
Cedar Fair LP/Canada's Wonderland			Enbridge Energy Partners, LP
Co./Magnum Management			7.375% due 10/15/45	460	589
Corp./Mellennium Operations LLC			EnLink Midstream Partners, LP
5.375% due 04/15/27 (Þ)	115	119	2.700% due 04/01/19	710	711
Centene Corp.			Enviva Partners, LP / Enviva Partners
4.750% due 01/15/25	136	138	Finance Corp.
Century Aluminum Co.			8.500% due 11/01/21 (Þ)	1,190	1,261
7.500% due 06/01/21 (Å)	5,450	5,512	Essex Portfolio LP
CenturyLink, Inc.			3.625% due 05/01/27	695	692
Series W			Express Scripts Holding Co.
6.750% due 12/01/23	1,620	1,735	3.000% due 07/15/23	890	875

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 613

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
FBM Finance, Inc.			6.750% due 11/15/21 (Þ)	1,530	1,599
8.250% due 08/15/21 (Þ)	1,460	1,575	10.250% due 11/15/22 (Þ)	850	921
Federal Realty Investment Trust			Jones Energy Holdings LLC / Jones
2.550% due 01/15/21	575	577	Energy Finance Corp.
Foresight Energy LLC / Foresight Energy			6.750% due 04/01/22	340	286
Finance Corp.			9.250% due 03/15/23	450	410
11.500% due 04/01/23 (Þ)	4,770	4,520	Joseph T Ryerson & Son, Inc.
Fortress Transportation and			11.000% due 05/15/22 (Þ)	1,380	1,558
Infrastructure Investors LLC			JPMorgan Chase & Co.
6.750% due 03/15/22 (Þ)	1,720	1,703	2.383% due 10/24/23 (Ê)	1,110	1,129
Forum Energy Technologies, Inc.			Series 1
6.250% due 10/01/21	1,260	1,251	7.900% due 04/29/49 (ƒ)	1,350	1,411
Gartner, Inc.			Series S
5.125% due 04/01/25 (Þ)	236	244	6.750% due 01/29/49 (ƒ)	1,200	1,354
General Electric Co.			Series Z
Series D			5.300% due 12/29/49 (ƒ)	900	938
5.000% due 12/29/49 (ƒ)	2,006	2,116	Krayton Polymars LLC / Krayton
Genesys Telecommunications			Polymars Capital Co.
Laboratories, Inc./Greeneden Lux 3			7.000% due 04/15/25 (Þ)	59	62
Sarl/Greeneden US Ho			Land O'Lakes, Inc.
10.000% due 11/30/24 (Þ)	553	613	Series 144a
Goldman Sachs Group, Inc. (The)			7.250% due 12/31/99 (ƒ)(Þ)	650	658
2.277% due 04/26/22 (Ê)	845	850	Level 3 Financing, Inc.
Series L			3.304% due 02/22/24 (Ê)	1,500	1,504
5.700% due 12/31/49 (ƒ)	825	852	Liberty Mutual Group, Inc.
Goodyear Tire & Rubber Co.			7.800% due 03/15/37 (Þ)	936	1,083
4.875% due 03/15/27	250	250	Lions Gate Entertainment Corp.
Gray Television, Inc.			5.875% due 11/01/24 (Þ)	137	142
5.125% due 10/15/24 (Þ)	475	476	Match Group, Inc.
GTT Escrow Corp.			6.375% due 06/01/24	152	165
7.875% due 12/31/24 (Þ)	1,150	1,199	Mercer International, Inc.
Hartford Financial Services Group, Inc.			6.500% due 02/01/24 (Þ)	1,180	1,218
8.125% due 06/15/38	275	291	MetLife Capital Trust IV
Hexion, Inc.			7.875% due 12/15/37 (Þ)	1,525	1,945
6.625% due 04/15/20	3,700	3,497	MetLife, Inc.
High Ridge Brands Co.			9.250% due 04/08/38 (Þ)	500	719
8.875% due 03/15/25 (Þ)	1,400	1,463	10.750% due 08/01/39	200	320
HRG Group, Inc.
			Series C
7.750% due 01/15/22	4,650	4,912	5.250% due 12/29/49 (ƒ)	626	650
IASIS Healthcare LLC / IASIS Capital
Corp.			Nabors Industries, Inc.
8.375% due 05/15/19	1,520	1,482	5.500% due 01/15/23 (Þ)	410	415
Icahn Enterprises LP / Icahn Enterprises			National Rural Utilities Cooperative
Finance Corp.			Finance Corp.
6.250% due 02/01/22 (Þ)	130	135	5.250% due 04/20/46	286	298
6.750% due 02/01/24 (Þ)	130	136	Nexstar Escrow Corp.
International Wire Group, Inc.			5.625% due 08/01/24 (Þ)	475	487
10.750% due 08/01/21 (Þ)	1,300	1,274	ONEOK, Inc.
inVentiv Group Holdings, Inc./inVentiv			4.250% due 02/01/22	605	626
Health Inc/inVentiv Health Clinical			Opal Acquisition, Inc.
Inc			8.875% due 12/15/21 (Þ)	5,110	4,688
7.500% due 10/01/24 (Þ)	2,360	2,437	Optimas OE Solutions Holding LLC /
Iron Mountain US Holdings, Inc.			Optimas OE Solutions, Inc.
5.375% due 06/01/26 (Þ)	101	103	8.625% due 06/01/21 (Þ)	3,120	2,948
Iron Mountain, Inc.			Pattern Energy Group, Inc.
4.375% due 06/01/21 (Þ)	101	105	5.875% due 02/01/24 (Þ)	131	134
Jack Ohio Finance LLC / Jack Ohio			Penn National Gaming, Inc.
Finance 1 Corp.			5.625% due 01/15/27 (Þ)	130	131

See accompanying notes which are an integral part of the financial statements.

614 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Pinnacle Entertainment, Inc.			6.375% due 06/15/26	3,440	3,466
5.625% due 05/01/24 (Þ)	475	490	USIS Merger Sub, Inc.
Platform Specialty Products Corp.			6.875% due 05/01/25 (Þ)	1,970	2,004
6.500% due 02/01/22 (Þ)	2,120	2,173	Vertiv Group Corp.
PNC Financial Services Group, Inc.			9.250% due 10/15/24 (Þ)	935	1,004
(The)			Viacom, Inc.
6.750% due 12/31/49 (ƒ)	850	959	5.875% due 02/28/57	430	444
Prudential Financial, Inc.			Vizient, Inc.
8.875% due 06/15/38	300	320	10.375% due 03/01/24 (Þ)	2,930	3,355
5.625% due 06/15/43	1,466	1,600	Voya Financial, Inc.
5.200% due 03/15/44	700	728	5.650% due 05/15/53	650	671
QCP SNF West/Central/East REIT LLC			WEA Finance LLC / Westfield UK &
8.125% due 11/01/23 (Þ)	450	470	Europe Finance PLC
Rackspace Hosting, Inc. Term Loan B			3.250% due 10/05/20 (Þ)	555	567
4.500% due 10/26/23 (Ê)	998	1,004	Wells Fargo & Co.
Radio One, Inc.			Series K
7.375% due 04/15/22 (Þ)	475	496	7.980% due 03/29/49 (ƒ)	1,103	1,154
Real Alloy Holding, Inc.			Series U
10.000% due 01/15/19 (Þ)	2,510	2,529	5.875% due 12/31/49 (ƒ)	575	624
RegionalCare Hospital Partners			Wells Fargo Capital X
Holdings, Inc.			5.950% due 12/15/36	540	583
8.250% due 05/01/23 (Þ)	3,690	3,926	WESCO Distribution, Inc.
RP Crown Parent LLC			5.375% due 06/15/24	238	245
7.375% due 10/15/24 (Þ)	2,624	2,742	Western Gas Partners, LP
Sabine Pass Liquefaction LLC			5.450% due 04/01/44	410	427
5.750% due 05/15/24	1,420	1,570	Williams Partners LP
SBA Tower Trust			4.500% due 11/15/23	410	433
3.168% due 04/15/22 (Þ)	1,100	1,104	Xerium Technologies, Inc.
Scientific Games International, Inc.			9.500% due 08/15/21	920	955
5.037% due 10/01/21 (Ê)	2,329	2,363	Zayo Group LLC / Zayo Capital, Inc.
SESI LLC			5.750% due 01/15/27 (Þ)	324	344
7.125% due 12/15/21	400	404
Simmons Foods, Inc.					149,545
7.875% due 10/01/21 (Þ)	1,220	1,296	International Debt - 8.3%
			1011778 B.C. Unlimited Liability Co.
Solera LLC / Solera Finance, Inc.			1st Lien Term Loan B
10.500% due 03/01/24 (Þ)	200	228	3.302% due 02/17/24 (Ê)	1,287	1,288
Southern California Edison Co.			1011778 B.C. Unlimited Liability Co.
Series E			1st Lien Term Loan B4
6.250% due 08/29/49 (ƒ)	750	833	3.250% due 02/17/24	1,899	1,899
Southern Co.			Accudyne Industries Borrower /
			Accudyne Industries LLC
2.950% due 07/01/23	285	284	7.750% due 12/15/20 (Þ)	3,290	3,298
State Street Corp.			Adani Ports and Special Economic Zone,
Series F			Ltd.
5.250% due 12/29/49 (ƒ)	200	210	Series REGS
Surgery Center Holdings, Inc.			3.500% due 07/29/20	830	836
8.875% due 04/15/21 (Þ)	970	1,031	Alibaba Group Holding, Ltd.
Tempo Acquisition LLC			Series WI
6.750% due 06/01/25 (Þ)	590	606	3.600% due 11/28/24	1,090	1,107
Tenet Healthcare Corp.			Aquarius & Investments PLC for Swiss
6.750% due 06/15/23	5,390	5,148	Reinsurance Co., Ltd.
The Southern Co.			8.250% due 09/29/49 (ƒ)	1,050	1,125
			Australia & New Zealand Banking
Series B			Group, Ltd. - ADR
5.500% due 03/15/57	400	414	6.750% due 12/31/49 (ƒ)(Þ)	600	665
Time Warner Cable LLC			AXA SA
6.550% due 05/01/37	1,245	1,447	6.463% due 12/14/18 (ƒ)(Þ)	350	352
TransDigm, Inc.			Banco Bilbao Vizcaya Argentaria SA

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 615

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
9.000% due 05/29/49 (ƒ)	400	422	Fukoku Mutual Life Insurance Co.
Barclays Bank			5.000% due 12/29/49 (ƒ)	600	616
5.200% due 05/12/26	555	576	Ghana Government International Bond
Barclays PLC			Series REGS
7.875% due 12/31/49 (ƒ)	600	644	7.875% due 08/07/23	25	25
8.250% due 12/31/49 (ƒ)	800	851	Goldman Sachs Group, Inc. (The)
BBVA Bancomer SA			5.500% due 10/12/21	400	600
Series REGS			Harbourview CLO VII, Ltd.
6.500% due 03/10/21	395	432	Series 2014-7A Class E
BHP Billiton Finance USA, Ltd.			6.039% due 11/18/26 (Ê)(Þ)	963	908
6.750% due 10/19/75 (Þ)	1,450	1,642	HSBC Capital Funding, LP
BNP Paribas SA			10.176% due 12/29/49 (ƒ)(Þ)	600	921
7.625% due 12/29/49 (ƒ)(Þ)	800	869	HSBC Holdings PLC
7.195% due 12/31/49 (ƒ)(Þ)	200	223	6.375% due 12/31/49 (ƒ)	200	209
Braskem Finance, Ltd.			6.875% due 12/31/49 (ƒ)	1,000	1,083
Series REGS			Hyperion Insurance Group, Ltd. Term
5.750% due 04/15/21	420	441	Loan B
Cooperatieve Rabobank UA			5.500% due 04/29/22 (Ê)	1,244	1,246
11.000% due 06/29/49 (ƒ)(Þ)	1,275	1,489	ING Groep NV
CRCC Yupeng, Ltd.			2.302% due 03/29/22 (Ê)	285	287
3.950% due 02/28/49 (ƒ)	695	708	6.875% due 12/29/49 (ƒ)	400	425
			International Automotive Components
Credit Agricole SA			Group SA
8.125% due 12/31/49 (ƒ)(Þ)	800	883	9.125% due 06/01/18 (Þ)	2,037	1,981
Credit Suisse Group AG			Kazakhstan Government International
7.125% due 12/29/49 (ƒ)	600	635	Bond
7.500% due 12/31/49 (ƒ)(Þ)	200	222	Series REGS
CSCEC Finance (Cayman) II Co.			3.875% due 10/14/24	140	142
2.700% due 06/14/21	505	501	Korea Development Bank
Dai-ichi Life Insurance Co., Ltd. (The)			1.757% due 02/27/22 (Ê)	1,140	1,139
7.250% due 12/29/49 (ƒ)(Þ)	1,150	1,317	La Mondiale SAM
4.000% due 12/31/49 (ƒ)(Þ)	800	782	5.875% due 01/26/47	400	417
Danske Bank A/S			Legal & General Group PLC
6.125% due 12/31/99 (ƒ)	400	410	Series EMTn
Delta 2 Lux Sarl Term Loan B3			5.250% due 03/21/47	400	414
4.750% due 07/30/21 (Ê)	3,250	3,253	Lithuania Government International
Demeter Investments BV for Swiss Re,			Bond
Ltd.			Series REGS
5.625% due 08/15/52	550	575	7.375% due 02/11/20	375	427
DNB Bank ASA			Lloyds Banking Group PLC
6.500% due 12/29/49 (ƒ)	200	213	7.500% due 12/31/49 (ƒ)	400	431
Emera, Inc.			Macquarie Bank, Ltd.
Series 16-A			6.125% due 12/31/99 (ƒ)(Þ)	400	407
6.750% due 06/15/76	1,907	2,100	Mallinckrodt International Finance SA /
Enbridge Inc.			Mallinckrodt CB LLC
			5.625% due 10/15/23 (Þ)	250	239
Series 16-A
6.000% due 01/15/77	300	306	MEG Energy Corp.
Enel SpA			6.375% due 01/30/23 (Þ)	670	590
8.750% due 09/24/73 (Þ)	1,500	1,755	7.000% due 03/31/24 (Þ)	1,960	1,749
Evergreen Skills Lux Sarl			MidOcean Credit CLO III
5.750% due 04/28/21 (Ê)	4,171	3,896	Series 2014-3A Class E
9.250% due 04/28/22 (Ê)	2,070	1,545	5.947% due 07/21/26 (Ê)(Þ)	825	786
FMG Resources August 2006 Pty, Ltd.			Mood Media Corp. Term Loan
9.750% due 03/01/22 (Þ)	615	708	7.000% due 05/01/19 (Ê)	1,118	1,117
FMG Resources Pty, Ltd. Covenant-Lite			Morgan Stanley
1st Lien Term Loan B			Series GMTN
3.750% due 06/30/19	664	668	2.625% due 03/09/27	710	927

See accompanying notes which are an integral part of the financial statements.

616 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
MPT Operating Partnership, LP / MPT			Travelport Finance (Luxembourg) Sarl
Finance Corp.			1st Lien Term Loan C
4.000% due 08/19/22	485	580	4.265% due 09/02/21 (Ê)	1,214	1,222
MTN (Mauritius) Investment, Ltd.			UBS Group AG
Series REGS			7.125% due 12/29/49 (ƒ)	400	425
6.500% due 10/13/26	510	524	Series .
Nationwide Building Society			7.125% due 12/29/49 (ƒ)	400	429
4.000% due 09/14/26 (Þ)	585	579	UBS Group Funding Switzerland AG
Nippon Life Insurance Co.			3.491% due 05/23/23 (Þ)	1,110	1,127
4.700% due 01/20/46 (Þ)	700	726	Valeant Pharmaceuticals International,
Open Text Corp.			Inc.
5.875% due 06/01/26 (Þ)	299	319	6.500% due 03/15/22 (Þ)	126	129
Park Aerospace Holdings, Ltd.			7.000% due 03/15/24 (Þ)	94	96
5.250% due 08/15/22 (Þ)	237	250	Want Want China Finance, Ltd.
5.500% due 02/15/24 (Þ)	150	159	2.875% due 04/27/22	590	588
Parq Holdings, LP Term Loan			Woodside Finance, Ltd.
8.500% due 12/17/20 (Ê)	820	816	3.650% due 03/05/25 (Þ)	440	435
Perrigo Finance Unlimited Co.			Zais CLO 5, Ltd.
3.500% due 03/15/21	555	569	Series 2016-2A Class C
Priceline Group, Inc.			5.216% due 10/15/28 (Ê)(Þ)	1,000	1,009
2.375% due 09/23/24	1,125	1,315			77,432
QBE Insurance Group, Ltd.			Loan Agreements - 19.0%
6.750% due 12/02/44	1,100	1,211	ABG Intermediate Holdings 2 LLC 1st
			Lien Term Loan
5.875% due 06/17/46	606	639	7.000% due 05/27/21	1	1
Ritchie Bros. Auctioneers, Inc.			ABG Intermediate Holdings 2 LLC 1st
5.375% due 01/15/25 (Þ)	460	475	Lien Term Loan B1
Royal Bank of Scotland Group PLC			5.052% due 05/27/21 (Ê)	361	363
8.625% due 12/29/49 (ƒ)	1,000	1,080	ABG Intermediate Holdings 2 LLC 2nd
Shire Acquisitions Investments Ireland			Lien Term Loan
DAC			9.000% due 05/27/22 (Ê)	248	249
2.400% due 09/23/21	435	430	Active Network, Inc. 1st Lien Term Loan
Southern Power Co.			6.000% due 11/15/20	373	373
1.850% due 06/20/26	390	428	Advanced Disposal Services, Inc. Term
Standard Chartered PLC			Loan B3
7.750% due 12/29/49 (Þ)	420	448	3.500% due 11/10/23 (Ê)	738	744
Sumitomo Life Insurance Co.			Air Methods Corp. Term Loan B
6.500% due 09/20/73 (Þ)	200	229	4.572% due 04/05/24	483	483
Sydney Airport Finance Co. Pty, Ltd.			Alliant Holdings I, LLC Term Loan B2
			8.250% due 08/01/23 (Þ)	2,780	2,968
Series REGS			Alliant Holdings Intermediate LLC,
3.900% due 03/22/23	560	583	Term Loan B
Teine Energy, Ltd.			4.416% due 08/14/22 (Ê)	372	373
6.875% due 09/30/22 (Þ)	580	592	Altice US Finance I Corp. Term Loan B
Teva Pharmaceutical Finance			3.908% due 07/14/25	750	749
Netherlands III BV			Alvogen Pharmaceutical US, Inc. Term
2.800% due 07/21/23	765	737	Loan
The Link Finance, Ltd.			6.000% due 04/02/22 (Ê)	1,387	1,378
3.600% due 09/03/24	570	584	American Airlines, Inc. Term Loan B
TIAA CLO I, Ltd.			2.993% due 06/26/20	1,994	1,994
Series 2016-1A Class E1			3.276% due 04/28/23 (Ê)	248	248
8.736% due 07/20/28 (Ê)(Þ)	279	280	Ancestry.com Operations, Inc. 2nd Lien
Transcanada Trust			Term Loan B
5.625% due 05/20/75	375	392	9.250% due 10/19/24	320	327
Series 16-A			AP Gaming I LLC 1st Lien Term Loan B
5.875% due 08/15/76	1,513	1,626	9.250% due 12/20/20 (Ê)	494	497
TransCanada Trust			Arbor Pharmaceuticals, Inc. Term Loan
5.300% due 03/15/77	675	679	B
			6.000% due 06/28/23	988	1,005

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 617

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Artic Glacier USA, Inc. Term Loan B			Capital Automotive LP 2nd Lien Term
5.250% due 03/14/24	500	506	Loan
AssuredPartners, Inc. Term Loan B			7.151% due 03/24/25 (Ê)	250	255
			Casablanca US Holdings, Inc. 1st Lien
5.292% due 10/21/22 (Ê)	497	500	Term Loan
Asurion LLC 1st Lien Term Loan B4			5.538% due 02/21/24 (Ê)	2,000	1,990
4.250% due 08/04/22 (Ê)	2,179	2,192	Cast & Crew Payroll LLC 2nd Lien Term
Asurion LLC Term Loan 2			Loan
8.500% due 03/03/21 (Ê)	2,270	2,303	8.750% due 08/03/23 (Ê)	185	183
Asurion LLC Term Loan B5			CBS Radio, Inc. Term Loan B
4.750% due 11/01/23 (Ê)	123	124	4.500% due 10/17/23 (Ê)	527	530
Atotech BV Term Loan B1			CCC Information Services, Inc. 1st Lien
4.146% due 01/24/24	625	628	Term Loan
Avantor Performance Materials LLC 1st			4.040% due 03/29/24	750	746
Lien Term Loan			CH Hold Corp. 1st Lien Term Loan
5.000% due 03/07/24	480	484	1.500% due 02/01/24 (Ê)	68	69
Avantor Performance Materials LLC 2nd			CH Hold Corp. 1st Lien Term Loan B
Lien Term Loan			4.000% due 02/01/24 (Ê)	682	686
9.250% due 03/07/25	250	251	CH Hold Corp. 2nd Lien Term Loan B
Avantor Performance Materials LLC			8.285% due 02/01/25 (Ê)	250	254
Term Loan			Change Healthcare Holdings LLC 1st
5.000% due 03/08/24	20	20	Lien Term Loan B
Avaya, Inc. Term Loan B7			3.750% due 03/01/24 (Ê)	2,000	2,005
6.314% due 05/29/20 (Ê)	2,459	2,050	Charcoal Holdings LLC 1st Lien Term
Avolon Holdings, Ltd. Term Loan B			Loan
3.743% due 01/13/22	500	507	0.057% due 07/03/23	1,646	1,656
BBB Industries LLC 1st Lien Term Loan			Charming Charlie LLC Term Loan B
6.034% due 11/03/21 (Ê)	200	200	9.000% due 12/24/19 (Ê)	230	115
Berlin Packaging LLC 2nd Lien Term			Charter Communications Operating LLC
Loan			1st Lien Term Loan H
7.750% due 10/01/22 (Ê)	1,000	998	2.997% due 01/15/22 (Ê)	1,746	1,752
Berry Plastics Corp. 1st Lien Term			Checkout Holding Corp. Covenant-Lite
Loan I			1st Lien Term Loan B
3.493% due 10/01/22 (Ê)	528	531	4.500% due 04/09/21 (Ê)	1,218	1,115
3.524% due 10/01/22	419	422	Chemours Co. (The) Term Loan B
BioScrip, Inc. 1st Lien Term Loan B			3.490% due 05/12/22	342	345
9.250% due 07/31/20 (Å)(Ê)	537	528	Cision, Inc. Term Loan B
9.250% due 07/31/20 (Ê)(Þ)	464	455	7.000% due 05/12/23	2,236	2,249
BioScrip, Inc. Term Loan			City Center Holdings LLC Term Loan B
9.250% due 07/31/20 (Å)(Ê)	896	880	3.494% due 04/07/24	500	501
9.250% due 07/31/20 (Ê)(Þ)	773	759	Commercial Barge Line Co. Term Loan
BJ's Wholesale Club, Inc. 2nd Lien Term			B1
Loan			9.750% due 11/12/20 (Ê)	843	765
8.525% due 01/27/25 (Ê)	325	325	Community Health Systems, Inc. Term
Brickman Group, Ltd. LLC 1st Lien			Loan B2
Term Loan B			4.000% due 01/27/21 (Ê)	3,883	3,859
4.000% due 12/18/20 (Ê)	1,338	1,342	Constellis Holdings LLC 2nd Lien Term
4.022% due 12/18/20	53	53	Loan
6.000% due 12/18/20	106	106	10.156% due 04/21/25 (Ê)	250	246
BWAY Holding Co. Term Loan B			Constellis Holdings LLC Term Loan B
4.233% due 03/22/24	1,250	1,242	6.155% due 04/13/24	1,000	988
			ConvergeOne Holdings Corp. Covenant-
Cable One, Inc. Term Loan B			Lite 1st Lien Term Loan
3.430% due 04/05/24	500	503	6.375% due 06/17/20 (Ê)	1,244	1,244
Caesars Entertainment Corp. 1st Lien			Cortes NP Acquisition Corp. Term Loan
Term Loan B			B
7.000% due 10/11/20 (Ê)	3,481	3,489	5.000% due 11/30/23	1,452	1,460
Capital Automotive LP 1st Lien Term			CPI Acquisition, Inc. Term Loan B
Loan			5.500% due 08/17/22 (Ê)	407	380
4.000% due 03/17/24	250	252
			CPM Holdings, Inc. Term Loan B

See accompanying notes which are an integral part of the financial statements.

618 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.250% due 04/10/22 (Ê)	1,038	1,050	Getty Images, Inc. 1st Lien Term Loan B
Creative Artists Agency LLC 1st Lien			4.750% due 10/18/19 (Ê)	500	442
Term Loan B			Go Daddy Operating Co. LLC 1st Lien
4.539% due 02/13/24 (Ê)	998	1,009	Term Loan
Crosby US Acquisition Corp. 1st Lien			3.451% due 02/06/24 (Ê)	500	502
Term Loan			Grifols Worldwide Operations USA Inc.
4.054% due 11/22/20 (Ê)	499	462	1st Lien Term Loan B
CSC Holdings LLC 1st Lien Term Loan			3.285% due 01/31/25 (Ê)	313	313
3.244% due 07/09/25	1,839	1,837	Gruden Acquisition, Inc. 1st Lien Term
Cvent, Inc. 1st Lien Term Loan B			Loan
6.064% due 11/29/23 (Ê)	500	503	5.802% due 08/18/22 (Ê)	1,496	1,446
Dell International LLC 1st Lien Term			Harland Clarke Holdings Corp. Term
Loan B			Loan B6
3.609% due 09/07/23 (Ê)	2,488	2,496	6.646% due 02/02/22	1,332	1,333
			Hawaiian Telcom Communications, Inc.
Delta 2 Lux Sarl 2nd Lien Term Loan			Term Loan B
7.750% due 07/29/22 (Ê)	2,338	2,358	5.250% due 06/06/19 (Ê)	165	165
DigitalGlobe, Inc. 1st Lien Term Loan B			HCA, Inc. Term Loan B8
3.530% due 12/22/23 (Ê)	1,995	2,002	3.243% due 02/15/24	1,995	2,014
EagleView Technology Corp. 1st Lien			Heartland Dental LLC 2nd Lien Term
Term Loan			Loan
5.280% due 07/15/22 (Ê)	497	497	9.750% due 06/21/19 (Ê)	780	772
EagleView Technology Corp. 2nd Lien			Hilton Worldwide Finance LLC Term
Term Loan			Loan B2
9.250% due 09/28/23 (Ê)	500	496	3.034% due 10/25/23 (Ê)	2,244	2,263
Eastman Kodak Co. Exit Term Loan			Indigo Merger Sub I, Inc. 1st Lien Term
7.250% due 09/03/19 (Ê)	1,743	1,746	Loan
Eldorado Resorts LLC Term Loan B			5.000% due 07/08/21 (Ê)	248	250
3.197% due 03/13/24	500	499	Intrawest Operations Group LLC Term
EnergySolutions LLC 1st Lien Term			Loan B1
Loan B			4.500% due 12/09/20 (Ê)	994	998
6.814% due 05/29/20 (Ê)	2,158	2,180	J Crew Group, Inc. Term Loan B
Envision Healthcare Corp. Term Loan B			4.000% due 03/05/21 (Ê)	46	30
4.000% due 11/17/23 (Ê)	499	503	4.147% due 03/05/21	52	34
Epic Health Services, Inc. 1st Term Loan			Koosharem LLC Exit Term Loan
5.290% due 03/28/24	133	134	7.500% due 05/16/20 (Ê)	490	454
5.305% due 03/28/24	67	67	KRATON Polymers LLC 1st Lien Term
ESH Hospitality, Inc. Term Loan B			Loan B
3.539% due 08/30/23 (Ê)	995	1,000	5.000% due 01/06/22 (Ê)	1,265	1,282
Fairmount Santrol, Inc. 1st Lien Term			Landry's, Inc. 1st Lien Term Loan
Loan B2			5.750% due 09/22/23 (Ê)	617	618
4.500% due 09/05/19 (Ê)	1,429	1,404	Lannett Co., Inc. Term Loan A
First Data Corp. Term Loan			5.750% due 11/25/20 (Ê)	1,202	1,190
3.775% due 07/10/22 (Ê)	2,099	2,110	Learfield Communications, Inc. 1st Lien
FPC Holdings, Inc. 1st Lien Term Loan			Term Loan
5.250% due 11/27/19 (Ê)	2,061	1,965	4.250% due 11/17/23	748	754
FullBeauty Brands Holding Corp. 2nd			Lions Gate Enterntainment, Inc. 1st Lien
			Term Loan
Lien Term Loan			3.766% due 10/12/23	200	201
10.000% due 09/22/23	250	151
FullBeauty Brands Holdings Corp. 1st			Lux Finco Sarl Term Loan B1
Lien Term Loan			1.000% due 10/16/23 (v)	310	307
5.750% due 10/14/22 (Ê)	619	478	MacDermid, Inc. Term Loan B6
Gartner, Inc. Term Loan B			4.000% due 06/07/23	500	502
2.992% due 03/14/24	1,000	1,007	Masergy Communications, Inc. 2nd Lien
GENEX Services, Inc. 1st Lien Term			Term Loan
Loan			9.500% due 12/15/24 (Ê)	1,700	1,717
5.250% due 05/30/21 (Ê)	992	997	Match Group, Inc. Term Loan B1
Genoa, a QoL Healthcare Co. LLC 2nd			5.500% due 10/27/22 (Ê)	538	544
Lien Term Loan			MCC Iowa LLC Term Loan H
9.000% due 10/28/24 (Ê)	2,040	2,050	3.250% due 01/29/21 (Ê)	490	492

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 619

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Mergermarket USA, Inc. 1st Lien Term			Prime Security Services Borrower LLC
Loan			Term Loan B1
4.500% due 02/04/21 (Ê)	1,315	1,315	4.250% due 05/02/22 (Ê)	1,020	1,030
4.647% due 02/04/21	26	26	Project Alpha Intermediate Holding, Inc.
MGM Growth Properties, LLC 1st Lien			Term Loan B
Term Loan B			4.750% due 04/18/24	1,000	995
4.000% due 04/25/23 (Ê)	992	994	Prowler Acquisition Corp. 1St Lien Term
Mission Broadcasting, Inc. 1st Lien Term			Loan
Loan B			5.672% due 01/28/20 (Ê)	499	399
3.767% due 01/17/24 (Ê)	67	68	Quest Software US Holdings, Inc. Term
MRI Software LLC Term Loan			Loan B
5.250% due 06/18/21	362	358	7.035% due 10/31/22 (Ê)	1,247	1,267
0.500% due 09/29/23	136	135	Quincy Newspapers, Inc. Term Loan B
Nautilus Merger Sub, Inc. 2nd Lien Term			5.000% due 11/02/22 (Ê)	924	932
Loan			7.000% due 11/02/22	7	7
6.750% due 03/13/22 (Ê)	1,280	1,240	Radio One, Inc. 1st Lien Term Loan B
Navistar, Inc. 1st Lien Term Loan B			5.152% due 04/05/23 (Ê)	500	497
5.038% due 08/07/20 (Ê)	247	250	RentPath, Inc. 1st Lien Term Loan
New Asurion Corp. Term Loan B			6.250% due 12/17/21 (Ê)	980	967
4.795% due 08/10/21	1,420	1,475	Reynolds Group Holdings, Inc. 1st Lien
New Millennium Holding Co., Inc. Exit			Term Loan B
Term Loan			4.032% due 02/05/23 (Ê)	498	500
7.500% due 12/21/20 (Ê)	82	44	Riverbed Technology, Inc. Term Loan
Nexstar Broadcasting, Inc. 1st Lien Term			5.000% due 04/27/22 (Ê)	1,981	1,976
Loan B			Royal Holdings, Inc. Term Loan
3.767% due 01/17/24 (Ê)	217	219	8.500% due 06/19/23 (Ê)	215	215
Nielsen Finance LLC Term Loan B4			RPI Finance Trust Term Loan B6
2.990% due 10/24/23	500	502	3.152% due 03/07/23	572	574
NN, Inc. Term Loan			SCS Holdings, Inc. Term Loan
4.733% due 03/22/21	500	500	5.250% due 10/30/22 (Ê)	477	481
NPC International, Inc. 1st Lien Term			SeaWorld Parks & Entertainment, Inc.
Loan			Incremental Term Loan B3
4.500% due 03/17/24	450	454	4.000% due 05/14/20 (Ê)	3,908	3,909
NVA Holdings, Inc. 2nd Lien Term Loan			SESAC Holdco II LLC 2nd Lien Term
8.000% due 08/14/22 (Ê)	170	172	Loan
Opal Acquisition, Inc. 1st Lien Term			8.303% due 02/10/25	500	500
Loan B			Signode Industrial Group US, Inc. 1st
5.000% due 11/27/20 (Ê)	1,531	1,439	Lien Term Loan B
Optiv, Inc. 1st Lien Term Loan			4.000% due 05/01/21 (Ê)	929	932
4.285% due 02/01/24 (Ê)	500	499	Signode Industrial Group US, Inc. Term
Patterson Co. 2nd Lien Term Loan			Loan B
8.750% due 08/28/23 (Å)(Ê)	590	575	3.897% due 05/01/21	715	717
Penn National Gaming, Inc. 1st Lien			SIRVA Worldwide, Inc. Term Loan
Term Loan B			7.656% due 11/14/22	499	496
3.541% due 01/19/24 (Ê)	500	503	Solarwinds Holdings, Inc. 1st Lien Term
PFS Acquisition LLC 2nd Lien Term			Loan
Loan			4.553% due 02/05/23 (Ê)	2,381	2,392
8.250% due 01/31/22 (Ê)	1,890	1,777	Solera LLC Term Loan B
Pharmaceutical Product Development			5.750% due 03/04/23 (Ê)	1,226	1,234
LLC Term Loan B			SourceHOV LLC 1st Lien Term Loan B
0.043% due 08/18/22 (Ê)	1,244	1,250	7.750% due 10/31/19 (Ê)	480	460
Playa Resorts Holding BV Term Loan B			Spectrum Brands, Inc. 1st Lien Term
4.040% due 04/05/24	1,000	1,001	Loan B
Portillo's Holdings, LLC Covenant-Lite			3.152% due 06/23/22 (Ê)	1,992	2,004
1st Lien Term Loan			Sprint Communications, Inc. 1st Lien
4.785% due 08/01/21 (Ê)	1,489	1,496	Term Loan B
Pre-Paid Legal Services, Inc. 2nd Lien			3.500% due 01/13/24	3,000	3,002
Term Loan			Station Casinos LLC 1st Lien Term
9.750% due 07/01/20 (Ê)	250	249	Loan B
			3.534% due 06/08/23 (Ê)	374	374

See accompanying notes which are an integral part of the financial statements.

620 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Steak n Shake Operations, Inc. Term			Vouvray US Finance LLC Term Loan B
Loan B1			4.176% due 01/27/24	1,000	999
4.750% due 03/19/21 (Ê)	499	497	Wastequip LLC Term Loan
Sterigenics-Nordion Holdings LLC Term
Loan B			5.500% due 08/09/19 (Ê)	709	708
4.149% due 03/23/22	1,239	1,236	William Morris Endeavor Entertainment
Sterling Midco Holdings, Inc. 2nd Lien			LLC 1st Lien Term Loan
Term Loan			4.250% due 05/06/21	3,461	3,479
8.750% due 06/19/23 (Ê)	710	692	5.290% due 05/06/21 (Ê)	8	8
Talbots, Inc. (The) 1st Lien Term Loan			World Endurance Holdings 1st Lien
			Term Loan
5.500% due 03/17/20 (Ê)	104	93	5.401% due 06/26/21 (Ê)	1,367	1,360
TCH-2 Holdings LLC 1st Lien Term
Loan			Zebra Technologies Corp. Term Loan B
5.536% due 05/12/21 (Ê)	1,142	1,150	4.750% due 10/27/21 (Ê)	1,393	1,406
Tempo Acquisition LLC Term Loan					177,742
3.995% due 03/15/24	500	500	Mortgage-Backed Securities - 8.1%
TerraForm AP Acquisition Holdings LLC			Fannie Mae
Term Loan B			30 Year TBA(Ï)
8.500% due 06/26/22 (Ê)	1,087	1,098	3.000%	7,000	6,990
The Nature's Bounty Co. 1st Lien Term			3.500%	1,000	830
Loan B
4.537% due 05/05/23 (Ê)	493	494	4.000%	11,000	11,585
TKC Holdings, Inc. 1st Lien Term Loan			4.500%	3,000	3,228
4.785% due 02/01/23 (Ê)	500	505	Series 2013-304 Class C22
TKC Holdings, Inc. 2nd Lien Term Loan			Interest Only STRIP
8.523% due 02/01/24 (Ê)	250	252	3.500% due 12/15/42	5,173	1,028
TMS International Corp. Term Loan B1			Series 2015-345 Class C13
4.500% due 10/16/20 (Ê)	993	1,000	Interest Only STRIP
Trader Corp. Term Loan B			3.500% due 08/15/45	15,665	3,022
4.290% due 09/28/23	1,000	1,002	Fannie Mae REMICS
Trans Union LLC Term 1st Lien Loan B2			Series 2010-35 Class SG
3.493% due 04/09/21 (Ê)	499	503	Interest Only STRIP
Transdigm Group, Inc. 1st Lien Term			5.418% due 04/25/40 (Ê)	763	153
Loan F			Series 2010-140 Class GS
3.780% due 06/09/23 (Ê)	997	996	Interest Only STRIP
Tribune Co. Term Loan B			5.222% due 07/25/39 (Ê)	3,029	319
4.039% due 01/27/24 (Ê)	397	399	Series 2011-59 Class BI
Tribune Media Co. Term Loan			Interest Only STRIP
3.750% due 12/27/20 (Ê)	32	32	6.000% due 08/25/40	3,297	302
TruGreen, LP 1st Lien Term Loan			Series 2011-98 Class AI
6.500% due 04/13/23 (Ê)	1,989	2,001	Interest Only STRIP
UFC Holdings LLC 1st Lien Term Loan			3.500% due 11/25/37	4,626	258
5.000% due 08/18/23 (Ê)	1,990	2,001	Series 2011-101 Class SA
United Airlines, Inc. Term Loan B			Interest Only STRIP
3.421% due 03/21/24	750	751	5.122% due 10/25/41 (Ê)	3,908	570
US Renal Care, Inc. 2nd Lien Term Loan			Series 2012-36 Class SN
9.000% due 11/16/23 (Ê)	2,850	2,586	Interest Only STRIP
USIC Holdings, Inc. 1st Lien Term Loan			5.672% due 04/25/42 (Ê)	1,663	283
5.170% due 11/21/23	499	502	Series 2012-129 Class IJ
Valeant Pharmaceuticals International,			Interest Only STRIP
Inc. Term Loan B			3.500% due 12/25/32	786	120
5.000% due 04/02/22 (Ê)	1,169	1,176	Series 2012-147 Class AI
Varsity Brands, Inc. 1st Lien Term Loan			Interest Only STRIP
5.000% due 12/11/21	992	997	3.000% due 10/25/27	4,118	389
Veresen Midstream, Ltd. Term Loan B2			Series 2012-4074 Class KS
4.606% due 03/31/22 (Ê)	1,985	1,997
Virgin Media Bristol LLC 1st Lien Term			Interest Only STRIP
Loan I			5.788% due 02/15/41 (Ê)	1,091	183
3.906% due 01/31/25 (Ê)	500	502

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 621

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-27 Class PI			Series 2017-4658 Class CI
Interest Only STRIP			Interest Only STRIP
3.000% due 12/25/41	4,849	384	3.500% due 07/15/40	1,483		176
Series 2013-35 Class PI			Series 2017-4662 Class CI
Interest Only STRIP			Interest Only STRIP
3.000% due 02/25/42	2,401	192	3.500% due 01/15/42	3,402		398
Series 2013-41 Class SP			Series 2017-4666 Class AI
Interest Only STRIP			Interest Only STRIP
5.218% due 06/25/40 (Ê)	1,139	122	3.000% due 09/15/35	3,065		246
Series 2013-90 Class SD			Freddie Mac REMICS
Interest Only STRIP			Series 2011-3852 Class SC
5.609% due 09/25/43	1,747	353	Interest Only STRIP
Series 2013-4182 Class PI			5.656% due 04/15/40	2,400		353
Interest Only STRIP			Series 2011-3904 Class NI
3.000% due 12/15/41	5,741	470	Interest Only STRIP
Series 2015-55 Class IN			3.500% due 08/15/26	2,959		285
Interest Only STRIP			Series 2012-3998 Class KI
4.500% due 08/25/45	1,497	220	Interest Only STRIP
Series 2015-4425 Class IO			3.000% due 11/15/26	4,166		362
Interest Only STRIP			Series 2012-4077 Class IK
4.000% due 01/15/45	2,084	387	Interest Only STRIP
Series 2015-4510 Class HI			5.000% due 07/15/42	2,006		412
Interest Only STRIP			Series 2012-4099 Class BI
3.000% due 03/15/40	4,610	431	Interest Only STRIP
Series 2016-24 Class CI			3.500% due 06/15/39	2,423		242
Interest Only STRIP			Series 2012-4127 Class PI
4.000% due 02/25/46	2,082	304	Interest Only STRIP
Series 2016-97 Class KI			4.500% due 07/15/42	1,930		367
Interest Only STRIP			Series 2014-4299 Class JI
3.000% due 06/25/40	2,972	339	Interest Only STRIP
Series 2016-101 Class QI			4.000% due 07/15/43	1,412		205
Interest Only STRIP			Series 2014-4386 Class IL
3.500% due 04/25/42	2,135	266	Interest Only STRIP
Series 2016-102 Class JI			4.000% due 12/15/43	2,198		371
Interest Only STRIP			Series 2014-4386 Class LI
3.500% due 02/25/46	1,422	216	Interest Only STRIP
Series 2016-104 Class NI			4.000% due 02/15/43	2,270		337
Interest Only STRIP			Series 2014-4403 Class CI
5.000% due 04/25/38	1,455	51	Interest Only STRIP
Series 2016-4560 Class PI			4.000% due 10/15/44	1,699		283
Interest Only STRIP			Series 2016-4550 Class AI
3.500% due 05/15/45	2,153	323	Interest Only STRIP
Series 2017-2 Class KI			3.000% due 10/15/40	2,692		343
Interest Only STRIP			Series 2016-4568 Class MI
4.000% due 02/25/47	2,690	480	Interest Only STRIP
Series 2017-7 Class JI			4.000% due 04/15/46	2,060		302
Interest Only STRIP			Series 2016-4601 Class PI
4.000% due 02/25/47	2,443	432	Interest Only STRIP
Series 2017-15 Class LI			4.500% due 12/15/45	1,876		306
Interest Only STRIP			Series 2016-4635 Class PI
4.000% due 06/25/46	2,137	359	Interest Only STRIP
Series 2017-4656 Class AI			4.000% due 12/15/46	2,263		411
Interest Only STRIP			Series 2017-4663 Class KI
3.000% due 09/15/37	4,170	359	Interest Only STRIP
			3.500% due 11/15/42	2,660		335

See accompanying notes which are an integral part of the financial statements.

622 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-4663 Class TI			Series 2015-167 Class BI
Interest Only STRIP			Interest Only STRIP
3.500% due 10/15/42	1,575	192	4.500% due 04/16/45	2,172	494
Ginnie Mae			Series 2016-18 Class QI
Series 2010-35 Class QI			Interest Only STRIP
Interest Only STRIP			4.000% due 08/20/44	2,338	438
4.500% due 03/20/40	2,153	432	Series 2016-29 Class IO
Series 2010-62 Class SD			Interest Only STRIP
Interest Only STRIP			4.000% due 02/16/46	2,124	400
5.512% due 05/20/40 (Ê)	860	155	Series 2016-123 Class IQ
Series 2010-134 Class ES			Interest Only STRIP
Interest Only STRIP			5.000% due 07/20/39	3,394	301
5.007% due 11/20/39 (Ê)	2,106	205	Series 2016-154 Class AI
Series 2010-144 Class LS			Interest Only STRIP
Interest Only STRIP			5.000% due 02/20/41	1,287	77
5.439% due 07/16/37	2,938	94	Series 2016-167 Class SB
Series 2011-22 Class PS			Interest Only STRIP
Interest Only STRIP			5.022% due 04/20/38 (Ê)	3,673	193
5.007% due 07/20/40 (Ê)	1,888	194	Series 2016-168 Class AI
Series 2012-104 Class QI			Interest Only STRIP
Interest Only STRIP			5.000% due 07/20/45	3,393	377
3.500% due 04/20/42	581	132	Series 2016-H04 Class KI
Series 2013-77 Class UI			Interest Only STRIP
Interest Only STRIP			1.875% due 02/20/66	1,383	125
4.500% due 03/20/41	1,762	304	Series 2016-H06 Class AI
Series 2013-182 Class SY			Interest Only STRIP
Interest Only STRIP			2.068% due 02/20/66	3,107	352
5.319% due 12/20/43 (Ê)	1,515	273	Series 2016-H17 Class DI
Series 2014-69 Class IG			Interest Only STRIP
Interest Only STRIP			1.999% due 07/20/66	5,651	704
5.000% due 09/20/43	1,931	355	Series 2017-11 Class PI
Series 2014-H09 Class AI			Interest Only STRIP
Interest Only STRIP			4.000% due 12/20/46	2,428	351
1.437% due 01/20/64	9,147	539	Series 2017-17 Class DI
Series 2014-H13 Class BI			Interest Only STRIP
Interest Only STRIP			3.500% due 09/20/43	2,812	360
1.593% due 05/20/64	13,393	860	Series 2017-42 Class IC
Series 2014-H25 Class BI			Interest Only STRIP
Interest Only STRIP			4.500% due 08/20/41	2,152	430
1.646% due 12/20/64	5,272	462	Series 2017-H03 Class DI
Series 2015-50 Class IO			Interest Only STRIP
Interest Only STRIP			2.195% due 12/20/66	8,034	1,120
4.000% due 04/20/45	4,268	655	Series 2017-H06 Class EI
Series 2015-60 Class PI			Interest Only STRIP
Interest Only STRIP			1.572% due 02/20/67	8,933	668
4.000% due 04/20/45	2,451	477	Series 2017-H08 Class DI
Series 2015-106 Class CI			Interest Only STRIP
Interest Only STRIP			2.377% due 02/20/67	5,393	823
4.000% due 05/20/45	1,055	173	Series 2017-H08 Class GI
Series 2015-131 Class BI			Interest Only STRIP
Interest Only STRIP			2.313% due 02/20/67	1,594	256
3.500% due 06/20/41	2,288	294	Series 2017-H09 Class HI
Series 2015-133 Class MI			Interest Only STRIP
Interest Only STRIP			1.823% due 03/20/67	6,811	846
3.000% due 05/20/44	2,781	359

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 623

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2017-H09 Class IO			Series 2015-H15 Class JI
Interest Only STRIP			Interest Only STRIP
1.774% due 04/20/67	8,464	922	1.936% due 06/20/65	1,319	139
Ginnie Mae REMICS			Series 2015-H18 Class IA
Class IA			Interest Only STRIP
Interest Only STRIP			1.816% due 06/20/65	1,032	82
4.000% due 01/16/43	1,572	241	Series 2015-H24 Class BI
Series 2012-129 Class IO			Interest Only STRIP
Interest Only STRIP			1.604% due 08/20/65	2,474	160
4.500% due 11/16/42	654	147	Series 2015-H25 Class AI
Series 2012-H06 Class AI			Interest Only STRIP
Interest Only STRIP			1.614% due 09/20/65	1,855	156
1.361% due 01/20/62	10,628	593	Series 2015-H26 Class GI
Series 2012-H10 Class AI			Interest Only STRIP
Interest Only STRIP			1.780% due 10/20/65	1,036	101
1.219% due 12/20/61	10,205	479	Series 2016-129 Class PI
Series 2013-23 Class IK			Interest Only STRIP
Interest Only STRIP			4.500% due 06/20/45	1,196	240
3.000% due 09/20/37	2,683	287	Series 2016-135 Class PI
Series 2013-H15 Class CI			Interest Only STRIP
Interest Only STRIP			4.000% due 05/20/46	1,879	385
1.772% due 07/20/63	5,269	340	Series 2016-147 Class BI
Series 2014-20 Class SQ			Interest Only STRIP
Interest Only STRIP			4.000% due 10/20/46	1,329	285
5.122% due 07/20/43 (Ê)	2,555	384	Series 2016-H16 Class DI
Series 2014-44 Class IA			Interest Only STRIP
Interest Only STRIP			2.194% due 06/20/66 (Ê)	3,463	447
3.500% due 05/20/28	3,622	360	Series 2016-H18 Class QI
Series 2014-139 Class NI			Interest Only STRIP
Interest Only STRIP			1.975% due 06/20/66	3,016	402
3.500% due 08/20/28	4,116	351	Series 2017-17 Class EI
Series 2015-40 Class KI			Interest Only STRIP
Interest Only STRIP			4.000% due 09/20/44	2,561	316
4.000% due 07/20/44	3,621	630	Series 2017-38 Class DI
Series 2015-79 Class MI			Interest Only STRIP
Interest Only STRIP			5.000% due 03/16/47	1,018	204
4.000% due 05/20/44	2,094	298	Series 2017-57 Class AI
Series 2015-111 Class IJ			Interest Only STRIP
Interest Only STRIP			4.000% due 06/20/45	1,242	238
3.500% due 08/20/45	1,830	281	Series 2017-H03 Class EI
Series 2015-134 Class LI			Interest Only STRIP
Interest Only STRIP			2.373% due 01/20/67	2,855	448
3.500% due 05/20/39	1,389	159	Series 2017-H03 Class KI
Series 2015-162 Class BI			Interest Only STRIP
Interest Only STRIP			2.768% due 01/20/67	1,503	240
4.000% due 11/20/40	2,528	408	Series 2017-H06 Class BI
Series 2015-H09 Class BI			Interest Only STRIP
Interest Only STRIP			2.256% due 02/20/67	7,173	976
1.684% due 03/20/65	771	66	Series 2017-H06 Class DI
Series 2015-H10 Class CI			Interest Only STRIP
Interest Only STRIP			1.755% due 02/20/67	9,835	1,047
1.797% due 04/20/65	1,889	186	Series 2017-H06 Class MI
Series 2015-H13 Class AI			Interest Only STRIP
Interest Only STRIP			2.169% due 02/20/67	2,640	381
2.126% due 06/20/65	3,047	328

See accompanying notes which are an integral part of the financial statements.

624 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$		or Shares		$
Series 2017-H08 Class NI				Series GMTN
Interest Only STRIP				1.750% due 09/07/20	EUR	1,040	1,162
2.147% due 03/20/67		7,529	1,007	Kennedy Wilson Europe Real Estate
Government National Mortgage				PLC
Association				3.950% due 06/30/22	GBP	880	1,173
Series 2010-3 Class MS				Landsbankinn HF
Interest Only STRIP				1.625% due 03/15/21	EUR	405	449
6.018% due 11/20/38 (Ê)		1,866	121	Madrilena Red de Gas Finance BV
Series 2010-9 Class UI				4.500% due 12/04/23	EUR	440	583
Interest Only STRIP				Malaysia Government Bond
5.000% due 01/20/40		27,511	5,793	Series 0311
Series 2011-17 Class S				4.392% due 04/15/26	MYR	2,890	676
Interest Only STRIP				Series 0415
5.072% due 02/20/41 (Ê)		5,635	900	4.254% due 05/31/35	MYR	1,430	318
Series 2013-H24 Class AI				Malaysia Government International Bond
Interest Only STRIP				Series 0114
1.472% due 09/20/63		2,612	155	4.181% due 07/15/24	MYR	7,500	1,754
			75,835	Series 0310
Non-US Bonds - 8.2%				4.498% due 04/15/30	MYR	1,390	322
America Movil SAB de CV				Series 0314
5.000% due 10/27/26	GBP	480	751	4.048% due 09/30/21	MYR	2,940	685
Argentine Bonos del Tesoro				Series 0414
16.000% due 10/17/23	ARS	5,690	412	3.654% due 10/31/19	MYR	4,005	927
15.500% due 10/17/26	ARS	10,330	745	Marks and Spencer PLC
AXA SA				3.000% due 12/08/23	GBP	230	304
3.941% due 11/29/49 (ƒ)	EUR	720	840	Merlin Properties SOCIMI SA
Bank of Scotland PLC				2.375% due 05/23/22	EUR	300	343
6.375% due 08/16/19	GBP	505	729	Mexican Bonos
Brazil Notas do Tesouro Nacional				Series M 20
Series NTNF				10.000% due 12/05/24	MXN	25,832	1,601
10.000% due 01/01/23	BRL	380	123	Series M 30
10.000% due 01/01/25	BRL	8,680	2,788	10.000% due 11/20/36	MXN	18,652	1,232
10.000% due 01/01/27	BRL	5,440	1,739	Series M
Colombian TES				7.750% due 05/29/31	MXN	15,200	829
Series B				Mexican Bonos de Desarrollo
5.000% due 11/21/18	COP	13,170,000	4,444	Series M
10.000% due 07/24/24	COP	12,950,000	5,387	7.750% due 11/23/34	MXN	35,900	1,948
HSBC Holdings PLC				Mexico Government International Bond
5.750% due 12/20/27	GBP	385	603	2.750% due 04/22/23	EUR	740	869
Hungary Government Bond				NTPC, Ltd.
Series 19/A				2.750% due 02/01/27	EUR	380	431
6.500% due 06/24/19	HUF	823,000	3,240	Peruvian Government International Bond
Series 23/A				Series REGS
6.000% due 11/24/23	HUF	87,000	365	6.900% due 08/12/37	PEN	6,020	2,004
Indonesia Treasury Bond				Petroleos Mexicanos
Series FR53				8.250% due 06/02/22	GBP	145	228
8.250% due 07/15/21	IDR	40,770,000	3,219	Philippine Government Bond
Series FR68				Series 1060
8.375% due 03/15/34	IDR	15,550,000	1,238	3.625% due 09/09/25	PHP	15,800	292
Series FR71				Republic of Aregentina Governemnt
9.000% due 03/15/29	IDR	17,672,000	1,486	International Bond
				21.200% due 09/19/18	ARS	800	55
Series FR73				21.940% due 03/11/19 (Ê)	ARS	410	28
8.750% due 05/15/31	IDR	34,970,000	2,899	Republic of South Africa Government
InterContinental Hotels Group PLC				International Bond
3.750% due 08/14/25	GBP	310	446
Islandsbanki hf

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 625

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
Series 2023				United States Treasury Notes
7.750% due 02/28/23	ZAR	26,136	1,923	1.125% due 02/28/19	400	399
Series 2032				3.000% due 02/15/47	500	505
8.250% due 03/31/32	ZAR	7,890	541			904
Series 2048				Total Long-Term Investments
8.750% due 02/28/48	ZAR	9,210	627	(cost $551,163)		558,342
Series R214				Common Stocks - 24.2%
6.500% due 02/28/41	ZAR	44,250	2,362	Consumer Discretionary - 1.6%
Romania Government International Bond				Brinker International, Inc.(Ñ)	612	27
Series 10Y				Cie Financiere Richemont SA	14,631	1,222
4.750% due 02/24/25	RON	1,415	365	Coach, Inc.	18,156	715
Royal Bank of Scotland Group PLC				Diageo PLC	30,114	877
2.500% due 03/22/23	EUR	770	872	Flight Centre, Ltd.	10,951	258
RSA Insurance Group PLC				Garmin, Ltd.	11,088	564
5.125% due 10/10/45	GBP	215	307	Genuine Parts Co.	6,794	625
Russian Federal Bond - OFZ				Grand Korea Leisure Co., Ltd.	18,523	353
Series 6205				Grupo Televisa SAB - ADR	44,291	1,076
7.600% due 04/14/21	RUB	45,640	800	Harvey Norman Holdings, Ltd.(Ñ)	67,618	212
Series 6212				Hilton Worldwide Holdings, Inc.	3,907	230
7.050% due 01/19/28	RUB	113,690	1,921	Home Depot, Inc. (The)	2,894	452
Series 6215				Honda Motor Co., Ltd.	38,600	1,120
7.000% due 08/16/23	RUB	118,230	2,011	Hyundai Motor Co.	14,084	1,780
RWE AG				Las Vegas Sands Corp.	2,421	143
Series EMTn				Leggett & Platt, Inc.	6,010	316
2.750% due 04/21/75	EUR	680	737	Majestic Wine PLC	21,846	108
Santander UK Group Holdings PLC				Mattel, Inc.	13,016	292
7.375% due 12/29/49 (ƒ)	GBP	275	379	McDonald's Corp.	3,963	555
SGSP (Australia) Assets Pty, Ltd.				Omnicom Group, Inc.	2,828	232
5.125% due 02/11/21	GBP	190	280	Pacific Textiles Holdings, Ltd.	30,000	33
South Africa Government International				Pandora Media, Inc.(Æ)(Ñ)	23,773	258
Bond				Pandox AB	23,103	388
Series 2030
8.000% due 01/31/30	ZAR	24,160	1,656	Pearson PLC	8,809	73
Series R186				Red Rock Resorts, Inc. Class A	2,779	65
10.500% due 12/21/26	ZAR	13,120	1,096	SATS, Ltd.	124,800	455
State Grid Overseas Investment, Ltd.				Secom Co., Ltd.	4,561	331
Series REGS				Shingakukai Co., Ltd.	35,484	184
1.250% due 05/19/22	EUR	1,040	1,153	Singapore Press Holdings, Ltd.	176,100	438
TDF Infrastructure SAS				Sky PLC	14,681	189
2.875% due 10/19/22	EUR	400	475	Tatts Group, Ltd.	99,115	319
Thailand Government International Bond				Television Broadcasts, Ltd.	8,600	33
3.625% due 06/16/23	THB	12,930	400	Thomson Reuters Corp.	12,116	550
3.850% due 12/12/25	THB	29,803	941	Thor Industries, Inc.	743	71
3.580% due 12/17/27	THB	7,920	244	Tupperware Brands Corp.	460	33
4.875% due 06/22/29	THB	10,300	354	Vivendi SA - ADR	6,939	138
Thomson Reuters Corp.				Wal-Mart Stores, Inc.	5,297	398
3.309% due 11/12/21	CAD	1,465	1,130			15,113
Turkey Government Bond
7.100% due 03/08/23	TRY	2,640	637	Consumer Staples - 1.9%
8.000% due 03/12/25	TRY	8,460	2,106	Astarta Holding NV(Æ)	8,461	157
				BrasilAgro - Co. Brasileira de
Turkey Government International Bond					9,559	39
				Propriedades Agricolas
10.700% due 02/17/21	TRY	10,180	2,869	Britvic PLC	24,004	207
Western Power Distribution PLC				China Yurun Food Group, Ltd.(Æ)	371,000	56
3.625% due 11/06/23	GBP	430	605	CK Hutchison Holdings, Ltd.	41,719	521
			76,458	Coca-Cola Co. (The)	65,335	2,819
United States Government Treasuries - 0.1%

See accompanying notes which are an integral part of the financial statements.

626 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Colgate-Palmolive Co.	2,472	178	Woodside Petroleum, Ltd.	10,301	248
Dr Pepper Snapple Group, Inc.	1,870	171			14,722
General Mills, Inc.	1,326	76
Golden Agri-Resources, Ltd.	1,685,800	435	Financial Services - 5.7%
JM Smucker Co. (The)	350	44	3i Group PLC	39,955	411
Kernel Holding SA	4,025	72	Activia Properties, Inc.(ö)	58	276
Kimberly-Clark Corp.	2,827	367	ADO Properties SA(Þ)	2,513	92
KT&G Corp.	6,791	606	Aedifica(ö)	938	74
PepsiCo, Inc.	28,360	3,213	Aflac, Inc.	4,737	355
Procter & Gamble Co. (The)	44,840	3,915	AGNC Investment Corp.	19,112	403
Scandinavian Tobacco Group A/S(Þ)	28,416	496	Allied Properties Real Estate Investment	8,864	238
SLC Agricola SA	50,367	311	Trust(ö)
Stock Spirits Group PLC	278,814	632	Allied World Assurance Co. Holdings	3,341	177
			AG
Swedish Match AB	43,683	1,441	Ally Financial, Inc.	52,931	1,049
Sysco Corp.	5,149	272	alstria office REIT-AG(ö)	14,759	195
Unilever NV	19,302	1,012	American Financial Group, Inc.	1,999	195
Wm Morrison Supermarkets PLC	117,863	366	American Homes 4 Rent Class A(ö)	15,873	366
		17,406	American Tower Corp.(ö)	1,669	210
			Apple Hospitality REIT, Inc.(ö)	4,525	85
Energy - 1.6%			Arthur J Gallagher & Co.	11,801	659
AltaGas, Ltd. - ADR	12,759	286	Assura PLC(ö)	153,745	122
APA Group	40,982	281	ASX, Ltd. - ADR	17,847	677
ARC Resources, Ltd.	43,107	566	Australia & New Zealand Banking
Areva SA(Æ)(Ñ)	17,206	80	Group, Ltd. - ADR	24,386	597
BP PLC - ADR	25,175	864	AvalonBay Communities, Inc.(ö)	3,895	739
BP PLC	96,694	553	Aviva PLC	63,453	431
Cenovus Energy, Inc.	19,069	190	Axis Capital Holdings, Ltd.	5,360	353
Chesapeake Energy Corp.(Æ)	5,958	31	Banco Bilbao Vizcaya Argentaria SA	5,514	44
Chevron Corp.	9,758	1,042	- ADR
Cloud Peak Energy, Inc.(Æ)	29,818	100	Banco Santander SA - ADR	7,869	51
Denison Mines Corp.(Æ)	107,383	55	Bank Leumi Le-Israel BM(Æ)	50,209	235
Enbridge, Inc.	8,623	357	Barclays PLC	153,256	418
ENI SpA - ADR	20,520	318	Big Yellow Group PLC(ö)	18,741	188
ERG SpA	12,182	151	BNP Paribas SA	1,902	134
			Bolsas y Mercados Espanoles SHMSF
Exxon Mobil Corp.	22,439	1,833	SA	2,698	97
Fission Uranium Corp.(Æ)	114,859	52	Brixmor Property Group, Inc.(ö)	7,700	152
Gazprom PAO	150,624	362	Buwog AG(Æ)	7,979	215
Gazprom PJSC - ADR	95,596	453	Canadian Imperial Bank of Commerce	4,698	379
Helmerich & Payne, Inc.(Ñ)	7,620	462	Chartwell Retirement Residences	48,005	546
Innogy SE(Þ)	4,812	177	Cheung Kong Property Holdings, Ltd.	95,500	684
Kinder Morgan, Inc.	50,799	1,048	Chubb, Ltd.	2,806	385
Lukoil PJSC - ADR	2,570	127	CI Financial Corp.	12,250	240
Occidental Petroleum Corp.	6,712	413	Cincinnati Financial Corp.	8,952	645
OMV AG	6,284	289	CIT Group, Inc.	24,427	1,132
PrairieSky Royalty, Ltd.	20,327	443	CMC Markets PLC(Þ)	42,313	69
Rice Midstream Partners, LP	5,508	139	CME Group, Inc. Class A	6,314	734
Royal Dutch Shell PLC Class A	25,357	659	CNA Financial Corp.	12,672	574
Royal Dutch Shell PLC Class B	18,678	497	Colony NorthStar, Inc.(Æ)	15,430	410
Statoil ASA Class N	5,585	92	Commonwealth Bank of Australia - ADR	7,712	504
Targa Resources Corp.	3,406	188	Corporate Office Properties Trust(ö)	6,582	215
Total SA	10,229	524	Cousins Properties, Inc.(ö)	33,880	288
Veresen, Inc.	14,821	165	Credit Agricole SA	3,917	58
Vermilion Energy, Inc.	14,509	511	Crown Castle International Corp.(ö)	1,795	170
Washington H Soul Pattinson & Co., Ltd.	36,084	509	CyrusOne, Inc.(ö)	3,671	201
Williams Cos., Inc. (The)	21,444	657	Deutsche Wohnen AG	12,868	440

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 627

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Dexus Property Group(Æ)(ö)	72,794	556	Monmouth Real Estate Investment Corp.	17,984	452
Digital Realty Trust, Inc.(ö)	2,501	287	(Æ)
Douglas Emmett, Inc.(ö)	7,046	265	Moscow Exchange MICEX-RTS PJSC	80,692	163
Dundee Corp. Class A(Æ)	32,855	76	National Australia Bank, Ltd. - ADR	1,551	39
DuPont Fabros Technology, Inc.(ö)	4,976	257	Natixis SA	16,558	115
Education Realty Trust, Inc.(ö)	5,467	212	Nippon Building Fund, Inc.(ö)	19	101
Elementis PLC	28,724	113	Nordea Bank AB	21,169	260
Empire State Realty Trust, Inc. Class			Numis Corp. PLC	40,010	144
A(ö)	11,101	231	Old Republic International Corp.	10,729	222
Entra ASA(Þ)	9,144	105	PacWest Bancorp	11,029	545
Equinix, Inc.(ö)	365	152	Parkway, Inc.(ö)	6,215	125
Equity Commonwealth(Æ)	7,558	193	PAX Global Technology, Ltd.	210,000	130
Equity LifeStyle Properties, Inc.(Æ)	7,775	200	ProAssurance Corp.	10,971	679
Equity LifeStyle Properties, Inc. Class	3,428	277	Progressive Corp. (The)	8,568	340
A(ö)			Prologis, Inc.(ö)	5,014	273
Erie Indemnity Co. Class A	5,314	658	Public Storage(Æ)	15,000	352
Essex Property Trust, Inc.(ö)	2,400	587	Quality Care Properties, Inc.(Æ)(ö)	3,057	53
Etalon Group, Ltd. - GDR(Æ)	52,778	203	Realty Income Corp.(ö)	7,233	422
Everest Re Group, Ltd.	1,414	356	Royal Bank of Canada - GDR	9,782	670
Extra Space Storage, Inc.(ö)	3,922	296	Royal Bank of Scotland Group PLC(Æ)	137,890	474
Fastighets AB Balder Class B(Æ)	4,156	93	Saga PLC	52,862	143
Foxtons Group PLC	132,211	176	Sberbank of Russia PJSC Class T	48,360	140
Gecina SA(ö)	1,849	263	Sberbank of Russia PJSC - ADR	30,824	366
Genworth MI Canada, Inc.(Ñ)	12,219	303	Scentre Group(ö)	37,912	122
GEO Group, Inc. (The)(ö)	4,482	149	Segro PLC(ö)	60,452	380
Global Logistic Properties, Ltd.	29,000	60	Simon Property Group, Inc.(ö)	3,771	623
Goodman Group(ö)	62,188	377	Skandinaviska Enskilda Banken AB
Great-West Lifeco, Inc.	11,643	313	Class A	61,595	709
Groupe Bruxelles Lambert SA(Ñ)	6,176	592	SL Green Realty Corp.(ö)	3,646	383
Guoco Group, Ltd.	9,000	103	Societe Generale SA	11,869	649
Hang Lung Properties, Ltd. - ADR	138,000	361	Sompo Japan Nipponkoa Holdings, Inc.	21,594	815
Hang Seng Bank, Ltd.	35,900	728	Sprott, Inc.	213,479	368
HCP, Inc.(ö)	18,564	582	Sumitomo Realty & Development Co.,	7,000	189
Hispania Activos Inmobiliarios SOCIMI			Ltd.
SA(ö)	6,237	94	Summit Hotel Properties, Inc.(Æ)	10,000	258
HSBC Holdings PLC	51,569	425	Sun Communities, Inc.(ö)	5,363	448
Hulic Reit, Inc.(ö)	53	85	Sun Hung Kai Properties, Ltd.	23,000	345
IGM Financial, Inc.	5,049	152	Sunstone Hotel Investors, Inc.(ö)	13,228	197
Immofinanz AG	143,541	298	Svenska Handelsbanken AB Class A	41,944	595
Intact Financial Corp.	2,291	157	Swedbank AB Class A	30,176	715
Interactive Brokers Group, Inc. Class A	17,796	620	TD Ameritrade Holding Corp.	2,726	104
Intesa Sanpaolo SpA	27,151	79	TLG Immobilien AG	8,047	163
ITE Group PLC	16,624	38	Tokyo Tatemono Co., Ltd.	24,700	338
Japan Retail Fund Investment Corp.(ö)	119	233	Toronto Dominion Bank	3,210	151
Kenedix Office Investment Corp. Class	25	142	Travelers Cos., Inc. (The)	2,911	354
A(ö)			Tryg A/S	10,635	204
Kilroy Realty Corp.(ö)	3,037	214	Two Harbors Investment Corp.(ö)	95,348	953
Klepierre - GDR(ö)	8,404	330	UDR, Inc.(ö)	11,667	436
Link Real Estate Investment Trust(ö)	19,500	140	UNITE Group PLC (The)(ö)	18,430	154
Lloyds Banking Group PLC	1,748,297	1,571	Uranium Participation Corp.(Æ)	140,215	403
LondonMetric Property PLC(ö)	66,380	145	Urban & Civic PLC	45,044	155
LSL Property Services PLC	70,097	187	Validus Holdings, Ltd.	2,201	122
Man Group PLC	90,574	180	Vornado Realty Trust(Æ)(ö)	10,060	541
McBride PLC(Æ)	72,794	182	Weingarten Realty Investors(ö)	8,574	281
Mercury General Corp.	10,737	660	Wells Fargo & Co.	57,816	3,114
Merlin Properties Socimi SA(ö)	18,144	215	Westpac Banking Corp.	2,995	78
Mitsui Fudosan Co., Ltd.	28,000	616

See accompanying notes which are an integral part of the financial statements.

628 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Workspace Group PLC(ö)	5,405	61	Amcor, Ltd. Class A	22,333	262
XL Group, Ltd.	3,249	136	Anglo American PLC(Æ)	18,876	269
		53,551	Arkema SA	1,210	128
			Barrick Gold Corp.	19,102	319
Health Care - 2.4%			Cameco Corp. Class A	80,351	771
AbbVie, Inc.	5,936	391	Centerra Gold, Inc.	43,266	223
Abiomed, Inc.(Æ)	594	77	Dongyue Group	122,000	21
Agilent Technologies, Inc.	3,605	198	Dow Chemical Co. (The)	3,718	233
Align Technology, Inc.(Æ)	816	110	DS Smith PLC Class F	29,164	163
Allscripts Healthcare Solutions, Inc.(Æ)	2,901	35	Dundee Precious Metals, Inc.(Æ)	86,891	174
Amgen, Inc.	997	163	EI du Pont de Nemours & Co.	851	68
As One Corp.	7,181	318	Essentra PLC	5,531	39
AstraZeneca PLC	6,928	414	Gabriel Resources, Ltd.(Æ)	2,324,925	622
Bio-Techne Corp.	4,005	429	Huntsman Corp.	5,965	148
Boston Scientific Corp.(Æ)	4,592	121	Impala Platinum Holdings, Ltd.(Æ)	61,622	199
Bristol-Myers Squibb Co.	1,659	93	Ivanhoe Mines, Ltd. Class A(Æ)	64,337	226
Celgene Corp.(Æ)	523	65	James Hardie Industries PLC	2,330	40
Charles River Laboratories International,			Kinross Gold Corp.(Æ)	128,201	447
	409	37
Inc.(Æ)			Lanxess AG	2,370	171
Cooper Cos., Inc. (The)	247	49	Lundin Gold, Inc.(Æ)(Ñ)	55,217	239
Eli Lilly & Co.	6,312	518	MHP SA - GDR	34,913	360
GlaxoSmithKline PLC - ADR	65,073	1,309	Mosaic Co. (The)	14,092	379
Hill-Rom Holdings, Inc.	2,580	195	New Gold, Inc.(Æ)	25,357	72
IDEXX Laboratories, Inc.(Æ)	840	141	Newcrest Mining, Ltd.	48,352	772
Illumina, Inc.(Æ)	316	58	Nippon Fine Chemical Co., Ltd.	37,941	321
Johnson & Johnson	34,271	4,232	Nitto FC Co., Ltd.(Ñ)	36,185	293
Medtronic PLC	1,561	130	Northern Dynasty Minerals, Ltd.(Æ)(Ñ)	220,363	350
Millennium Health LLC(Æ)	2,491	3	Novagold Resources, Inc.(Æ)(Ñ)	22,878	96
Nakanishi, Inc.	4,220	166	OHL Mexico SAB de CV	180,437	222
Novartis AG	22,788	1,754	Packaging Corp. of America	1,858	184
Patheon NV(Æ)	3,403	92	Praxair, Inc.	2,383	298
Patterson Cos., Inc.(Ñ)	1,889	84	Rio Tinto PLC	5,865	232
PerkinElmer, Inc.	728	43	Royal Gold, Inc.	5,789	409
Pfizer, Inc.	112,294	3,810	Safestore Holdings PLC(ö)	11,650	61
Premier, Inc. Class A(Æ)	15,757	533	Seabridge Gold, Inc.(Æ)(Ñ)	5,127	53
Protek PJSC	42,289	75	Silver Wheaton Corp.	18,430	368
Qiagen NV(Æ)	2,507	75	Sonoco Products Co.	13,097	685
Quest Diagnostics, Inc.	3,430	362	Tikkurila Oyj	15,100	299
ResMed, Inc.	2,897	197	Turquoise Hill Resources, Ltd.(Æ)	82,929	226
Roche Holding AG	4,781	1,250
Sanofi - ADR	29,557	2,791			10,616

Seattle Genetics, Inc.(Æ)	942	64	Producer Durables - 3.7%
Sonic Healthcare, Ltd.	6,233	103	3M Co.	3,059	599
Stryker Corp.	6,298	859	ABB, Ltd.	27,149	664
Teleflex, Inc.	542	112	Abertis Infraestructuras SA	48,939	861
TT electronics PLC	96,244	257	Accenture PLC Class A	5,196	630
UnitedHealth Group, Inc.	959	168	Aena SA(Þ)	4,753	838
VCA, Inc.(Æ)	627	57	Aeroports de Paris	5,218	696
Veeva Systems, Inc. Class A(Æ)	3,559	191	Ascential PLC	22,892	105
West Pharmaceutical Services, Inc.	2,013	185	Atlantia SpA	46,293	1,173
Zimmer Biomet Holdings, Inc.	612	73	Auckland International Airport, Ltd.	193,960	919
		22,387	Aurizon Holdings, Ltd.	33,241	128
			Babcock & Wilcox Co. (The) Class W(Æ)	10,247	504
Materials and Processing - 1.1%			BBA Aviation PLC	86,945	350
AdvanSix, Inc.(Æ)	9	—	Beijing Capital International Airport Co.,
Albemarle Corp.	1,601	174	Ltd. Class H	128,000	181

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 629

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Boeing Co. (The)	4,520	835	Tsakos Energy Navigation, Ltd.(Ñ)	26,118	120
Boskalis Westminster(Ñ)	13,369	492	UniFirst Corp.	4,734	659
Bureau Veritas SA	23,654	548	Union Pacific Corp.	1,911	214
Canadian Pacific Railway, Ltd.	895	137	United Parcel Service, Inc. Class B	7,740	832
Central Japan Railway Co.	1,400	235	United Technologies Corp.	3,585	427
CH Robinson Worldwide, Inc.	5,007	364	Waste Management, Inc.	6,958	506
China Merchants Port Holdings Co., Ltd.	52,000	149	West Japan Railway Co.	6,300	421
Covanta Holding Corp.	33,545	488			34,816
CSX Corp.	3,318	169
Cummins, Inc.	4,480	676	Technology - 2.7%
Daiseki Co., Ltd.	14,600	326	ACAL PLC	17,431	58
Danone SA	15,593	1,090	Alphabet, Inc. Class A(Æ)	3,140	2,903
De La Rue PLC	17,803	158	Analog Devices, Inc.	8,931	681
Deutsche Post AG	18,280	657	Apple, Inc.	3,082	443
Diana Shipping, Inc.(Æ)	37,234	149	AVX Corp.	21,034	356
Eaton Corp. PLC	529	40	BCE, Inc.	15,171	691
Ebara Corp.	20,600	629	CA, Inc.	21,449	704
Emerson Electric Co.	11,953	721	Cisco Systems, Inc.	22,202	756
Ferrovial SA	17,200	366	Cosel Co., Ltd.	51,339	654
Flughafen Zuerich AG	4,522	996	Cypress Semiconductor Corp.	18,886	265
Golden Ocean Group, Ltd.(Æ)	23,293	180	Ei Towers SpA	4,278	247
Graco, Inc.	647	70	Electrocomponents PLC	56,298	378
Grupo Aeroportuario del Pacifico SAB de	5,416	557	Hanergy Thin Film Power Group, Ltd.	205,123	103
CV - ADR			(Æ)
Guangshen Railway Co., Ltd. Class H	416,000	225	Hollysys Automation Technologies, Ltd.	2,070	33
Hubbell, Inc. Class B	5,706	646	Hua Hong Semiconductor, Ltd.(Þ)	79,000	112
Japan Steel Works, Ltd. (The)	32,300	518	Icom, Inc.	14,343	328
Jiangsu Expressway Co., Ltd. Class H	202,000	298	Infosys, Ltd. - ADR	31,314	456
Kamigumi Co., Ltd.	20,000	182	Infrastrutture Wireless Italiane SpA(Þ)	39,747	220
KBR, Inc.	8,296	117	Intel Corp.	49,592	1,793
Kitagawa Industries Co., Ltd.	18,831	185	International Business Machines Corp.	4,838	775
Kurita Water Industries, Ltd.	9,900	256	Mail.Ru Group, Ltd. - GDR(Æ)	6,806	179
Lockheed Martin Corp.	2,858	770	Maxim Integrated Products, Inc.	5,588	247
Luks Group Vietnam Holdings Co., Ltd.	112,000	39	Microchip Technology, Inc.	9,650	729
Macquarie Infrastructure Corp.	17,142	1,395	Microsoft Corp.	43,886	3,004
Meggitt PLC	132,935	796	Nam Tai Property, Inc.	2,041	16
Mitsubishi Corp.	23,200	500	NVC Lighting Holdings, Ltd.	691,000	78
Mitsui & Co., Ltd.	41,200	582	Oracle Corp.	74,154	3,334
MSC Industrial Direct Co., Inc. Class A	4,486	402	QUALCOMM, Inc.	7,784	418
MTR Corp., Ltd.	56,500	325	Rogers Communications, Inc. Class B	24,292	1,114
National Express Group PLC	44,419	206	Sanshin Electronics Co., Ltd.	11,000	130
Nestle SA	14,728	1,134	Seagate Technology PLC	802	34
Norfolk Southern Corp.	1,084	127	SES SA	1,713	38
Organo Corp.	37,000	170	Spark New Zealand, Ltd.	203,718	517
Orkla ASA	43,563	395	StarHub, Ltd.	145,400	290
QinetiQ Group PLC	101,878	387	Symantec Corp.	23,304	737
Raytheon Co.	3,978	617	Texas Instruments, Inc.	7,577	600
Restaurant Group (The) PLC	32,779	148	Vodafone Group PLC	492,135	1,269
Robert Walters PLC	26,801	158	VTech Holdings, Ltd.	18,500	234
Rockwell Automation, Inc.	1,211	191	Xilinx, Inc.	1,895	120
SDL PLC	26,923	210	Yandex NV Class A(Æ)	10,483	286
Secom Joshinetsu Co., Ltd.	12,402	376			25,330
SIA Engineering Co., Ltd.	105,200	282
Singapore Airlines, Ltd.(Æ)	29,100	213	Utilities - 3.5%
Skanska AB Class B	23,561	563	AGL Energy, Ltd.	2,912	58
Transurban Group - ADR(Æ)	169,142	1,544	Alliant Energy Corp.	12,288	484

See accompanying notes which are an integral part of the financial statements.

630 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
America Movil SAB de CV	2,014,852	1,548	Swisscom AG	1,332	581
American Water Works Co., Inc.	8,881	708	Telefonica SA - ADR	11,619	128
Antero Midstream Partners, LP	3,957	135	Telenor ASA	22,893	370
AT&T, Inc.	18,005	714	Telia Co. AB	73,794	301
Atmos Energy Corp.	1,785	145	Telstra Corp., Ltd.	181,290	573
Canadian Natural Resources, Ltd.	9,855	314	TELUS Corp.	11,988	399
CenterPoint Energy, Inc.	1,844	53	TransCanada Corp.	26,827	1,246
Centrais Eletricas Brasileiras SA(Æ)	91,812	522	United Utilities Group PLC	20,949	264
Chemring Group PLC	77,033	188	WEC Energy Group, Inc.	26,034	1,576
Cheniere Energy, Inc.(Æ)	10,256	465	Xcel Energy, Inc.	13,547	610
Cia de Saneamento Basico do Estado de	16,746	154			32,504
Sao Paulo(Æ)
CLP Holdings, Ltd.	120,500	1,271
CMS Energy Corp.	10,276	467	Total Common Stocks
DUET Group	19,366	44	(cost $212,642)		226,445
Duke Energy Corp.	1,634	135	Preferred Stocks - 3.3%
E.ON SE	21,396	167	Consumer Discretionary - 0.3%
Edison International	8,828	706	CHS, Inc.	51,121	1,477
Electricite de France SA	63,826	534	eBay, Inc.	8,913	236
Enagas SA	21,942	577	GMAC Capital Trust I	52,299	1,332
Enbridge, Inc.	18,876	782			3,045
Endesa SA - ADR	7,222	170	Consumer Staples - 0.1%
Energisa SA	19,145	137	Dairy Farmers of America, Inc.	8,600	936
Engie SA	83,950	1,184	McBride PLC	1,019,116	1
Exelon Corp.	36,334	1,257			937
Federal Grid PJSC	143,524,282	495	Energy - 0.0%
Fortum OYJ	13,748	200	Southern Co. (The)	16,900	448
Freenet AG	3,044	96
Great Plains Energy, Inc.	9,330	276	Financial Services - 2.5%
Hess Midstream Partners LP(Æ)	6,211	159	Aegon NV	14,400	375
HK Electric Investments & HK Electric			Allstate Corp. (The)	14,605	404
	181,500	161
Investments, Ltd.(Þ)			American Financial Group, Inc.	17,200	438
Inter Pipeline, Ltd.	29,912	609	American Homes 4 Rent	35,024	932
Keyera Corp.	10,890	301	Arch Capital Group, Ltd.	26,450	611
KT Corp.	14,082	399	Ares Management, LP	33,431	876
MEG Energy Corp. Class A(Æ)	56,850	257	Aspen Insurance Holdings, Ltd.	8,375	204
National Grid PLC	40,096	519	AXIS Capital Holdings, Ltd.	21,800	528
NextEra Energy, Inc.	12,582	1,680	Bank of America Corp.	22,653	588
NiSource, Inc.	7,741	188	Capital One Financial Corp.	15,500	387
Noble Midstream Partners, LP	2,449	123	Charles Schwab Corp. (The)	16,781	452
Northland Power, Inc.	8,599	152	Chesapeake Lodging Trust	7,200	183
Pattern Energy Group, Inc. Class A	9,091	200	Citigroup, Inc.	27,018	755
PCCW, Ltd.	662,000	374	CoBank ACB	2,200	227
Pembina Pipeline Corp.	32,601	1,039	Colony NorthStar, Inc.	14,900	390
PG&E Corp.	14,166	950	DDR Corp.	4,783	120
Pinnacle West Capital Corp.	7,017	597	DuPont Fabros Technology, Inc.	16,018	439
Power Assets Holdings, Ltd.	10,000	90	Endurance Specialty Holdings, Ltd.	5,687	150
PPL Corp.	33,855	1,289	Farm Credit Bank of Texas	20,696	2,357
Proximus(Ñ)	20,513	627	Goldman Sachs Group, Inc. (The)	13,847	373
Public Service Enterprise Group, Inc.	4,698	207	Hanover Insurance Group, Inc. (The)	11,900	301
RusHydro PJSC - ADR	171,059	255	Huntington Bancshares, Inc.	11,767	319
RusHydro PJSC	20,405,826	321	JPMorgan Chase & Co.	15,000	403
Sempra Energy	5,128	580	KKR & Co., LP	28,200	735
Severfield-Rowen PLC	88,442	101	Legg Mason, Inc.	24,320	582
Singapore Telecommunications, Ltd.	258,666	690	Morgan Stanley	60,836	1,667
Snam Rete Gas SpA	136,123	602	National Retail Properties, Inc.	15,700	379

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 631

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair		Principal			Fair
	Amount ($)			Value		Amount ($)			Value
		or Shares		$		or Shares			$
National Westminster Bank PLC		11,824		310	2017 Warrant		2,510		125
New York Community Bancorp, Inc.		30,700		841
PartnerRe, Ltd.		1,682		46	Total Warrants & Rights
Pennsylvania Real Estate Investment		1,939		49	(cost $—)				125
Trust					Short-Term Investments - 12.0%
PS Business Parks, Inc.		8,465		213
Public Storage		1,562		327	Argentina Bonar Bonds
Regions Financial Corp.		8,723		246	22.401% due 10/09/17 (Ê)	ARS	1,060		70
Reinsurance Group of America, Inc.		11,300		315	Argentine Bonos del Tesoro
Rexford Industrial Realty, Inc.		19,500		488	22.750% due 03/05/18	ARS	810		56
STAG Industrial, Inc.		7,037		189	Avaya, Inc. 1st Lien Term Loan B4
Stifel Financial Corp.		7,558		200	8.538% due 01/23/18 (Ê)		549		563
Summit Hotel Properties, Inc.		14,653		376	Hungary Treasury Bills
Sunstone Hotel Investors, Inc.		30,891		787	Series 12 M
Taubman Centers, Inc.		7,313		186	0.170% due 09/13/17	HUF	232,140		807
Urstadt Biddle Properties, Inc.		2,125		54	Malaysia Government Bond
Validus Holdings, Ltd.		15,448		385	Series 0213
Ventas, Inc.		14,987		373	3.260% due 03/01/18	MYR	5,060		1,167
VEREIT, Inc.		36,248		933	Optima Specialty Steel, Inc. Term Loan
Wells Fargo & Co.		54,595		1,413	1.000% due 10/31/17 (Þ)(v)		6,220		6,220
WR Berkley Corp.		15,380		388	Poland Government Bond
					Series 1017
				23,294	5.250% due 10/25/17	PLN	7,000		1,836
Technology - 0.1%					Romania Government Bond
Qwest Corp.		26,103		651	Series 5YR
					5.900% due 07/26/17	RON	9,270		2,251
Utilities - 0.3%					Turkey Government International Bond
Dominion Resources, Inc.		18,200		447	Series 5Y
DTE Energy Co.		17,903		445	6.300% due 02/14/18	TRY	7,990		2,167
Integrys Holding, Inc.		34,500		939	U.S. Cash Management Fund		86,385,300	(8)	86,402
NextEra Energy Capital Holdings, Inc.		14,096		347	United States Treasury Bills
NuStar Energy LP		17,761		450	0.462% due 05/11/17 (ç)(~)		30		30
NuStar Logistics LP		5,347		137	0.609% due 06/01/17		7,600		7,596
SCE Trust III		14,000		396	0.743% due 07/06/17 (~)		1,091		1,090
				3,161	0.744% due 07/13/17 (~)		1,418		1,416
Total Preferred Stocks					0.770% due 07/20/17 (~)		395		394
					0.139% due 11/02/17 (ç)(~)		1		1
(cost $31,435)				31,536	Total Short-Term Investments
Options Purchased - 0.2%					(cost $111,936)				112,066
(Number of Contracts)					Other Securities - 0.6%
EURO STOXX 50 Index					U.S. Cash Collateral Fund(×)		5,418,067	(8)	5,418
May 2017 3,303.33 Call (2,650)	EUR	8,754	(ÿ)	661	Total Other Securities
Fannie Mae Bonds					(cost $5,418)				5,418
May 2017 102.38 Call (1)	USD	37,000	(ÿ)	190	Total Investments 100.0%
Jun 2017 99.25 Call (1)	USD	71,000	(ÿ)	611	(identified cost $913,841)				935,619
S&P 500 Index
Jun 2017 2,395.40 Call (8,432)	USD	20,198	(ÿ)	197
Swaptions					Other Assets and Liabilities,
(Fund Receives/Fund					Net - (0.0%)				(301)
Pays)
USD 3 Month LIBOR/USD					Net Assets - 100.0%				935,318
2.152%
May 2017 Call (0)	USD	8,829	(ÿ)	28
Total Options Purchased
(cost $1,247)				1,687

Warrants & Rights - 0.0%
Foresight Energy, LP(Å)

See accompanying notes which are an integral part of the financial statements.

632 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.8%
BioScrip, Inc. 1st Lien Term Loan B	05/08/15	537,476	99.19	533	528
BioScrip, Inc. Term Loan	05/08/15	895,794	99.19	889	880
Century Aluminum Co.	09/21/15	5,450,000	95.81	5,222	5,512
Foresight Energy, LP	08/26/16	2,510	—	—	125
Patterson Co. 2nd Lien Term Loan	08/14/15	590,000	99.00	584	575
					7,620
For a description of restricted securities see note 8 in the Notes to Financial Statements.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	21	EUR	2,170	05/17	53
CAC40 Euro Index Futures	126	EUR	6,571	05/17	374
DAX Index Futures	19	EUR	5,922	06/17	233
FTSE/MIB Index Futures	14	EUR	1,420	06/17	92
IBEX 35 Index Futures	20	EUR	2,146	05/17	112
MSCI Emerging Markets Mini Index Futures	419	USD	23,424	06/17	1,223
OMXS30 Index Futures	88	SEK	14,238	05/17	70
Russell 1000 Mini Index Futures	5	USD	330	06/17	3
S&P 500 E-Mini Index Futures	57	USD	6,784	06/17	25
S&P Consumer Discretionary Select Sector Index Futures	68	USD	6,176	06/17	237
S&P Financial Select Sector Index Futures	385	USD	27,855	06/17	(1,383)
S&P Mid 400 E-Mini Index Futures	3	USD	519	06/17	8
TOPIX Index Futures	51	JPY	780,300	06/17	(57)
United States 2 Year Treasury Note Futures	28	USD	6,065	06/17	10
United States 5 Year Treasury Note Futures	80	USD	9,473	06/17	76
United States 10 Year Treasury Note Futures	103	USD	12,949	06/17	102
United States Long Bond Futures	41	USD	6,272	06/17	134
United States Ultra Treasury Bond Futures	10	USD	1,629	06/17	8
Short Positions
Dow Jones U.S. Real Estate Index Futures	551	USD	17,169	06/17	(746)
EURO STOXX 50 Index Futures	147	EUR	5,157	06/17	(285)
FTSE 100 Index Futures	71	GBP	5,087	06/17	111
FTSE 250 Index Futures	24	GBP	938	06/17	(46)
Hang Seng Index Futures	4	HKD	4,912	05/17	(8)
MSCI Singapore Index Futures	69	SGD	2,398	05/17	(19)
Russell 1000 Mini Index Futures	12	USD	792	06/17	(6)
S&P 500 E-Mini Index Futures	154	USD	18,330	06/17	(143)
S&P Energy Select Sector Index Futures	45	USD	3,049	06/17	89
S&P Mid 400 E-Mini Index Futures	6	USD	1,038	06/17	(17)
S&P Utilities Select Sector Index Futures	185	USD	9,609	06/17	(267)
S&P/TSX 60 Index Futures	129	CAD	23,653	06/17	(90)
SPI 200 Index Futures	78	AUD	11,530	06/17	(244)
United States 5 Year Treasury Note Futures	18	USD	2,131	06/17	5
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(346)

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 633

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
EURO STOXX 50 Index	Put	2,650	2,939.96	EUR	7,791	05/19/17	(2)
Fannie Mae Bonds	Put	1	102.38	USD	37,000	05/04/17	(13)
Fannie Mae Bonds	Put	1	99.25	USD	71,000	06/06/17	(266)
S&P 500 Index	Put	8,432	2,134.52	USD	17,998	06/16/17	(28)
Swaptions
(Fund Receives/Fund Pays)
USD 2.262%/USD 3 Month LIBOR	Call	1	0.00	USD	4,415	05/02/17	(28)
Total Liability for Options Written (premiums received $851)							(337)
Transactions in options written contracts for the period ended April 30, 2017 were as follows:
			Number of		Premiums
			Contracts		Received
Outstanding October 31, 2016				85,766	$1,154
Opened			260,107		2,654
Closed			(288,846)		(2,398)
Expired			(45,942)		(559)
Outstanding April 30, 2017				11,085	$851

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	4	EUR	4	05/02/17	—
Bank of America	USD	8	EUR	8	05/02/17	—
Bank of America	USD	13	EUR	12	05/02/17	—
Bank of America	USD	2	EUR	2	05/03/17	—
Bank of America	USD	5	EUR	4	05/03/17	—
Bank of America	USD	5	EUR	5	05/03/17	—
Bank of America	USD	21	HKD	163	05/02/17	—
Bank of America	USD	21	HKD	163	05/04/17	—
Bank of America	USD	1,971	INR	133,680	06/21/17	97
Bank of America	USD	1	NOK	11	05/03/17	—
Bank of America	USD	12	NOK	99	05/03/17	—
Bank of America	USD	2	SEK	19	05/03/17	—
Bank of America	USD	4	SEK	33	05/03/17	—
Bank of America	USD	311	ZAR	4,138	06/21/17	(4)
Bank of America	AUD	670	USD	510	06/21/17	9
Bank of America	CAD	1,520	USD	1,140	06/21/17	26
Bank of America	CNY	87,690	USD	12,579	06/21/17	(71)
Bank of America	EUR	7,810	USD	8,471	06/21/17	(57)
Bank of America	GBP	1	USD	1	05/03/17	—
Bank of America	GBP	1	USD	2	05/03/17	—
Bank of America	GBP	3	USD	4	05/03/17	—
Bank of America	GBP	4,020	USD	5,026	06/21/17	(187)
Bank of America	HKD	109	USD	14	05/02/17	—
Bank of America	HKD	154	USD	20	05/02/17	—
Bank of America	HKD	219	USD	28	05/04/17	—
Bank of America	KRW	2,918,030	USD	2,555	06/21/17	(11)
Bank of Montreal	USD	4,101	AUD	5,420	06/21/17	(46)
Bank of Montreal	USD	133	EUR	126	06/21/17	4

See accompanying notes which are an integral part of the financial statements.

634 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	915	JPY	103,820	06/21/17	19
Bank of Montreal	USD	11	SEK	100	06/21/17	—
Bank of Montreal	USD	311	ZAR	4,138	06/21/17	(4)
Bank of Montreal	AUD	1,662	USD	1,270	06/21/17	26
Bank of Montreal	CAD	1,728	USD	1,296	06/21/17	29
Bank of Montreal	CHF	34	USD	34	06/21/17	—
Bank of Montreal	GBP	1,282	USD	1,578	06/21/17	(84)
Bank of Montreal	HKD	910	USD	117	06/21/17	—
Bank of Montreal	NOK	1,614	USD	192	06/21/17	4
Bank of Montreal	SGD	484	USD	343	06/21/17	(3)
BNP Paribas	USD	133	EUR	126	06/21/17	5
BNP Paribas	USD	911	JPY	103,820	06/21/17	22
BNP Paribas	USD	11	SEK	100	06/21/17	—
BNP Paribas	USD	311	ZAR	4,138	06/21/17	(4)
BNP Paribas	AUD	1,662	USD	1,258	06/21/17	15
BNP Paribas	CAD	1,728	USD	1,293	06/21/17	26
BNP Paribas	CHF	34	USD	34	06/21/17	(1)
BNP Paribas	GBP	1,282	USD	1,578	06/21/17	(84)
BNP Paribas	HKD	910	USD	117	06/21/17	—
BNP Paribas	NOK	1,614	USD	191	06/21/17	2
BNP Paribas	SGD	484	USD	343	06/21/17	(4)
Citigroup	ZAR	17,980	USD	1,281	06/21/17	(53)
HSBC	USD	5,723	MXN	108,787	06/21/17	9
HSBC	COP	3,731,325	USD	1,290	06/15/17	30
HSBC	ILS	6,523	USD	1,800	07/31/17	(6)
JPMorgan Chase	USD	1,270	ARS	21,247	10/10/17	6
JPMorgan Chase	USD	983	CLP	654,678	10/30/17	(10)
JPMorgan Chase	USD	3,600	CNY	24,912	06/06/17	—
JPMorgan Chase	USD	991	CZK	24,131	11/03/17	(1)
JPMorgan Chase	USD	804	PLN	3,128	06/01/17	2
JPMorgan Chase	USD	896	RON	3,730	06/30/17	—
JPMorgan Chase	ARS	22,193	USD	1,410	10/10/17	78
JPMorgan Chase	ARS	23,603	USD	1,410	10/10/17	(7)
JPMorgan Chase	COP	4,942,080	USD	1,664	06/15/17	(5)
JPMorgan Chase	MXN	11,188	USD	587	06/21/17	(2)
JPMorgan Chase	TRY	945	USD	256	06/30/17	(6)
JPMorgan Chase	ZAR	4,208	USD	312	06/30/17	—
Royal Bank of Canada	USD	133	EUR	126	06/21/17	5
Royal Bank of Canada	USD	912	JPY	103,820	06/21/17	21
Royal Bank of Canada	USD	11	SEK	100	06/21/17	—
Royal Bank of Canada	USD	311	ZAR	4,138	06/21/17	(4)
Royal Bank of Canada	AUD	1,662	USD	1,260	06/21/17	16
Royal Bank of Canada	CAD	1,728	USD	1,293	06/21/17	26
Royal Bank of Canada	CHF	34	USD	34	06/21/17	—
Royal Bank of Canada	GBP	1,282	USD	1,577	06/21/17	(85)
Royal Bank of Canada	HKD	910	USD	117	06/21/17	—
Royal Bank of Canada	NOK	1,614	USD	191	06/21/17	3
Royal Bank of Canada	SGD	484	USD	343	06/21/17	(4)
Standard Chartered	USD	133	EUR	126	06/21/17	4
Standard Chartered	USD	914	JPY	103,820	06/21/17	19
Standard Chartered	USD	11	SEK	100	06/21/17	—
Standard Chartered	USD	311	ZAR	4,138	06/21/17	(4)
Standard Chartered	AUD	1,662	USD	1,270	06/21/17	26

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 635

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Standard Chartered	CAD	1,728	USD	1,296	06/21/17	29
Standard Chartered	CHF	34	USD	34	06/21/17	—
Standard Chartered	GBP	1,282	USD	1,578	06/21/17	(85)
Standard Chartered	HKD	910	USD	117	06/21/17	—
Standard Chartered	NOK	1,614	USD	192	06/21/17	4
Standard Chartered	SGD	484	USD	343	06/21/17	(3)
State Street	USD	1,137	CAD	1,520	06/21/17	(23)
State Street	USD	351	EUR	326	05/26/17	5
State Street	USD	723	EUR	674	05/26/17	12
State Street	USD	133	EUR	126	06/21/17	4
State Street	USD	8,793	EUR	8,210	06/21/17	172
State Street	USD	6,402	GBP	5,120	06/21/17	239
State Street	USD	912	JPY	103,820	06/21/17	22
State Street	USD	11	SEK	100	06/21/17	—
State Street	USD	4,599	THB	159,430	06/21/17	9
State Street	AUD	1,662	USD	1,260	06/21/17	17
State Street	CAD	1,728	USD	1,293	06/21/17	26
State Street	CAD	1,554	USD	1,162	06/23/17	23
State Street	CHF	34	USD	34	06/21/17	—
State Street	EUR	403	USD	430	05/26/17	(9)
State Street	EUR	782	USD	857	05/26/17	4
State Street	EUR	935	USD	999	05/26/17	(21)
State Street	EUR	8,406	USD	8,990	05/26/17	(176)
State Street	EUR	400	USD	434	06/21/17	(3)
State Street	GBP	387	USD	500	05/03/17	(1)
State Street	GBP	1,100	USD	1,377	06/21/17	(50)
State Street	GBP	1,282	USD	1,579	06/21/17	(83)
State Street	GBP	509	USD	634	07/21/17	(26)
State Street	GBP	5,240	USD	6,556	07/21/17	(246)
State Street	HKD	910	USD	117	06/21/17	—
State Street	NOK	1,614	USD	191	06/21/17	3
State Street	RUB	157,500	USD	2,746	06/21/17	9
State Street	SGD	484	USD	343	06/21/17	(4)
State Street	THB	159,430	USD	4,636	06/21/17	28
UBS	USD	1,654	PLN	6,421	06/01/17	—
UBS	USD	4,800	THB	164,928	07/31/17	(34)
UBS	KRW	4,023,720	USD	3,600	05/30/17	63
UBS	MXN	8,243	USD	432	06/21/17	(2)
UBS	MXN	25,366	USD	1,332	06/21/17	(5)
UBS	RUB	51,507	USD	900	06/09/17	2
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(318)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Markit IOS Index	JPMorgan Chase	USD	25,272	01/12/45	(91)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(91)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were based on 1
Month LIBOR rate plus a fee ranging from 3.500% to 4.000%.

See accompanying notes which are an integral part of the financial statements.

636 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Interest Rate Swap Contracts

Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Barclays	USD	75	Three Month MIBOR	1.627%	03/27/19	—
Barclays	USD	688	Three Month MIBOR	1.621%	03/28/19	(1)
Barclays	USD	4,148	Three Month MIBOR	1.608%	03/30/19	(4)
Barclays	USD	4,889	Three Month MIBOR	1.582%	04/06/19	(2)
Barclays	USD	913	Three Month MIBOR	1.506%	04/21/19	1
Barclays	USD	14,741	1.598%	Three Month LIBOR	04/28/19	—
Barclays	USD	8,918	1.570%	Three Month LIBOR	05/02/19	(1)
Barclays	USD	107,462	Three Month MIBOR	1.750%	06/21/19	(261)
Barclays	USD	3,325	Three Month MIBOR	2.054%	03/28/22	(21)
Barclays	USD	1,047	Three Month MIBOR	1.968%	04/07/22	(2)
Barclays	USD	2,364	Three Month MIBOR	1.901%	04/19/22	—
Barclays	USD	1,283	Three Month MIBOR	1.835%	04/20/22	8
Barclays	USD	1,242	Three Month MIBOR	1.978%	04/27/22	—
Barclays	USD	8,662	Three Month MIBOR	2.200%	06/21/22	(97)
Barclays	USD	1,164	2.398%	Three Month LIBOR	03/27/27	16
Barclays	USD	709	2.395%	Three Month LIBOR	03/28/27	9
Barclays	USD	4,781	Three Month MIBOR	2.335%	03/29/27	(37)
Barclays	USD	1,687	2.339%	Three Month LIBOR	03/30/27	14
Barclays	USD	446	2.366%	Three Month LIBOR	03/31/27	5
Barclays	USD	5,885	Three Month MIBOR	2.375%	03/31/27	(68)
Barclays	USD	5,289	2.362%	Three Month LIBOR	04/03/27	54
Barclays	USD	2,285	Three Month MIBOR	2.408%	04/04/27	(33)
Barclays	USD	6,427	2.337%	Three Month LIBOR	04/05/27	51
Barclays	USD	386	2.325%	Three Month LIBOR	04/06/27	3
Barclays	USD	911	2.336%	Three Month LIBOR	04/06/27	7
Barclays	USD	1,089	2.338%	Three Month LIBOR	04/06/27	9
Barclays	USD	7,415	Three Month MIBOR	2.320%	04/06/27	(47)
Barclays	USD	1,504	2.350%	Three Month LIBOR	04/07/27	14
Barclays	USD	2,874	Three Month MIBOR	2.331%	04/10/27	(21)
Barclays	USD	2,899	2.300%	Three Month LIBOR	04/11/27	13
Barclays	USD	2,685	Three Month MIBOR	2.332%	04/12/27	(20)
Barclays	USD	4,683	Three Month MIBOR	2.353%	04/12/27	(44)
Barclays	USD	386	2.268%	Three Month LIBOR	04/13/27	1
Barclays	USD	705	Three Month MIBOR	2.259%	04/18/27	—
Barclays	USD	4,277	2.217%	Three Month LIBOR	04/18/27	(13)
Barclays	USD	6,185	2.268%	Three Month LIBOR	04/18/27	10
Barclays	USD	6,185	Three Month MIBOR	2.267%	04/18/27	(9)
Barclays	USD	9,278	2.249%	Three Month LIBOR	04/18/27	(1)
Barclays	USD	699	Three Month MIBOR	2.209%	04/19/27	—
Barclays	USD	715	2.214%	Three Month LIBOR	04/19/27	(4)
Barclays	USD	1,222	2.199%	Three Month LIBOR	04/19/27	(9)
Barclays	USD	3,235	Three Month MIBOR	2.221%	04/19/27	—
Barclays	USD	5,662	Three Month MIBOR	2.193%	04/19/27	43
Barclays	USD	1,270	Three Month MIBOR	2.164%	04/20/27	—
Barclays	USD	1,154	Three Month MIBOR	2.182%	04/21/27	7
Barclays	USD	3,094	Three Month MIBOR	2.162%	04/21/27	25
Barclays	USD	7,811	2.165%	Three Month LIBOR	04/21/27	(62)
Barclays	USD	1,266	Three Month MIBOR	2.183%	04/24/27	8
Barclays	USD	4,531	Three Month MIBOR	2.209%	04/24/27	18
Barclays	USD	1,519	Three Month MIBOR	2.203%	04/25/27	7
Barclays	USD	1,064	2.248%	Three Month LIBOR	04/26/27	—
Barclays	USD	2,639	Three Month MIBOR	2.278%	04/27/27	(6)
Barclays	USD	471	Three Month MIBOR	2.305%	04/28/27	—
Barclays	USD	8,083	Three Month MIBOR	2.310%	04/28/27	(42)

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 637

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Interest Rate Swap Contracts

Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Barclays	USD	2,003	Three Month MIBOR	2.264%	05/02/27	—
Barclays	USD	4,003	Three Month MIBOR	2.272%	05/02/27	—
Barclays	USD	5,035	2.286%	Three Month LIBOR	05/02/27	15
Barclays	USD	19,100	2.500%	Three Month LIBOR	06/21/27	388
Barclays	USD	491	2.714%	Three Month LIBOR	03/22/47	21
Barclays	USD	429	2.672%	Three Month LIBOR	03/23/47	15
Barclays	USD	306	2.616%	Three Month LIBOR	04/07/47	7
Barclays	USD	1,685	Three Month MIBOR	2.560%	04/28/47	—
Barclays	USD	992	Three Month MIBOR	2.530%	05/02/47	—
Barclays	USD	11,319	2.700%	Three Month LIBOR	06/21/47	434
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $53 (å)						398

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Bank of America	USD	21,400	1.000%	06/20/22	(924)
CDX Investment Grade Index	Bank of America	USD	29,000	1.000%	06/20/22	532
CDX NA High Yield Index	Bank of America	USD	20,500	5.000%	06/20/22	(1,528)
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($1,821) (å)						(1,920)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$426	$—	$—	$426	—*
Corporate Bonds and Notes	—	149,545	—	—	149,545	16.0
International Debt	—	77,432	—	—	77,432	8.3
Loan Agreements	—	177,742	—	—	177,742	19.0
Mortgage-Backed Securities	—	75,328	507	—	75,835	8.1
Non-US Bonds	—	76,458	—	—	76,458	8.2
United States Government Treasuries	—	904	—	—	904	0.1
Common Stocks
Consumer Discretionary	6,602	8,478	33	—	15,113	1.6
Consumer Staples	11,405	6,001	—	—	17,406	1.9
Energy	9,914	4,808	—	—	14,722	1.6
Financial Services	31,671	21,880	—	—	53,551	5.7
Health Care	13,947	8,440	—	—	22,387	2.4
Materials and Processing	6,986	3,609	21	—	10,616	1.1

See accompanying notes which are an integral part of the financial statements.

638 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Producer Durables	13,142	21,674	—	—	34,816	3.7
Technology	20,674	4,553	103	—	25,330	2.7
Utilities	21,419	11,085	—	—	32,504	3.5
Preferred Stocks	31,536	—	—	—	31,536	3.3
Options Purchased	—	1,687	—	—	1,687	0.2
Warrants & Rights	—	—	125	—	125	—*
Short-Term Investments	—	19,444	6,220	86,402	112,066	12.0
Other Securities	—	—	—	5,418	5,418	0.6
Total Investments	167,296	669,494	7,009	91,820	935,619	100.0
Other Assets and Liabilities, Net						(—)*
						100.0
Other Financial Instruments
Assets
Futures Contracts	2,965	—	—	—	2,965	0.3
Foreign Currency Exchange Contracts	—	1,200	—	—	1,200	0.1
Interest Rate Swap Contracts	—	1,203	—	—	1,203	0.1
Credit Default Swap Contracts	—	532	—	—	532	0.1
A
Liabilities
Futures Contracts	(3,311)	—	—	—	(3,311)	(0.4)
Options Written	—	(337)	—	—	(337)	(—)*
Foreign Currency Exchange Contracts	(1)	(1,517)	—	—	(1,518)	(0.2)
Interest Rate Swap Contracts	—	(805)	—	—	(805)	(0.1)
Credit Default Swap Contracts	—	(2,452)	—	—	(2,452)	(0.3)
Total Return Swap Contracts	—	(91)	—	—	(91)	(—)*

Total Other Financial Instruments**	$(347)	$(2,267)	$—	$—	$(2,614)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2017, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 639

Russell Investment Company
Multi-Strategy Income Fund

Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$197	$—	$—	$1,490
Unrealized appreciation on foreign currency exchange contracts	—	—	1,200	—
Variation margin on futures contracts**	2,630	—	—	335
Interest rate swap contracts, at fair value	—	—	—	1,203
Credit default swap contracts, at fair value	—	532	—	—
Total	$2,827	$532	$1,200	$3,028

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$3,311	$—	$—	$—
Unrealized depreciation on foreign currency exchange contracts	—	—	1,518	—
Options written, at fair value	28	—	—	309
Total return swap contracts, at fair value	—	—	—	91
Interest rate swap contracts, at fair value	—	—	—	805
Credit default swap contracts, at fair value	—	2,452	—	—
Total	$3,339	$2,452	$1,518	$1,205
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$—	$—	$—	$2,533
Futures contracts	8,210	—	—	270
Options written	560	—	—	1,626
Total return swap contracts	—	—	—	(341)
Interest rate swap contracts	—	—	—	83
Credit default swap contracts	—	1,301	—	—
Foreign currency-related transactions****	—	—	(165)	—
Total	$8,770	$1,301	$(165)	$4,171

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments*****	$—	$—	$—	$546
Futures contracts	(1,429)	—	—	398
Options written	428	—	—	(434)
Total return swap contracts	—	—	—	(91)
Interest rate swap contracts	—	—	—	345
Credit default swap contracts	—	(205)	—	—
Foreign currency-related transactions******	—	—	(870)	—
Total	$(1,001)	$(205)	$(870)	$764

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
****** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

640 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting Financial and Derivative Instruments —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$1,687	$ — $	1,687
Securities on Loan*	Investments, at fair value	5,211	—	5,211
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	1,200	—	1,200
Futures Contracts	Variation margin on futures contracts	394	—	394
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	1,203	—	1,203
Credit Default Swap Contracts	Credit default swap contracts, at fair value	532	—	532
Total Financial and Derivative Assets		10,227	—	10,227
Financial and Derivative Assets not subject to a netting agreement		(2,127)	—	(2,127)
Total Financial and Derivative Assets subject to a netting agreement		$8,100	$ — $	8,100

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$132	$132	$—	$—
Bank of Montreal	82	82	—	—
BNP Paribas	70	70	—	—
Citigroup	1,407	—	1,407	—
Credit Suisse	6	—	6	—
Goldman Sachs	854	—	854	—
HSBC	658	6	619	33
JPMorgan Chase	2,240	459	467	1,314
Merrill Lynch	1,096	—	1,096	—
Royal Bank of Canada	72	72	—	—
Societe Generale	763	—	763	—
Standard Chartered	82	82	—	—
State Street	573	206	—	367
UBS	65	41	—	24
Total	$8,100	$1,150	$5,212	$1,738

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 641

Russell Investment Company
Multi-Strategy Income Fund
Balance Sheet Offsetting Financial and Derivative Instruments, continued —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$622	$ — $	622
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	1,518	—	1,518
Options Written Contracts	Options written, at fair value	337	—	337
Total Return Swap Contracts	Total return swap contracts, at fair value	91	—	91
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	805	—	805
Credit Default Swap Contracts	Credit default swap contracts, at fair value	2,452	—	2,452
Total Financial and Derivative Liabilities		5,825	—	5,825
Financial and Derivative Liabilities not subject to a netting agreement		(3,879)	—	(3,879)
Total Financial and Derivative Liabilities subject to a netting agreement		$1,946	$ — $	1,946

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$330	$132	$—	$ 198
Bank of Montreal	138	82	—	56
BNP Paribas	93	70	—	23
Citigroup	53	—	—	53
HSBC	6	6	—	—
JPMorgan Chase	459	459	—	—
Royal Bank of Canada	93	72	—	21
Standard Chartered	92	82	—	10
State Street	641	206	—	435
UBS	41	41	—	—
Total	$1,946	$1,150	$—	$ 796

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

642 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$913,841
Investments, at fair value(*)(>)	935,619
Cash (restricted)(a)(b)	14,006
Foreign currency holdings(^)	11,066
Unrealized appreciation on foreign currency exchange contracts	1,200
Receivables:
Dividends and interest	8,053
Dividends from affiliated funds	82
Investments sold	122,471
Fund shares sold	1,364
Variation margin on futures contracts	394
Prepaid expenses	9
Interest rate swap contracts, at fair value(•)	1,203
Credit default swap contracts, at fair value(+)	532
Total assets	1,095,999

Liabilities
Payables:
Due to custodian	392
Due to broker (c)	346
Investments purchased	146,774
Fund shares redeemed	657
Accrued fees to affiliates	567
Other accrued expenses	676
Variation margin on futures contracts	622
Deferred capital gain tax liability	26
Unrealized depreciation on foreign currency exchange contracts	1,518
Options written, at fair value(x)	337
Payable upon return of securities loaned	5,418
Total return swap contracts, at fair value(8)	91
Interest rate swap contracts, at fair value(•)	805
Credit default swap contracts, at fair value(+)	2,452
Total liabilities	160,681
Commitments and Contingencies (1)

Net Assets	$935,318

(1) See note 9 in the Notes to Financial Statements for detailed description of commitments and contingencies.

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 643

Russell Investment Company
Multi-Strategy Income Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(116)
Accumulated net realized gain (loss)	(1,093)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	21,752
Futures contracts	(346)
Options written	514
Total return swap contracts	(91)
Interest rate swap contracts	345
Credit default swap contracts	(99)
Foreign currency-related transactions	(306)
Shares of beneficial interest	935
Additional paid-in capital	913,823
Net Assets	$935,318

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$9.99
Maximum offering price per share (Net asset value plus sales charge of 3.75%): Class A	$10.38
Class A — Net assets	$11,899,429
Class A — Shares outstanding ($.01 par value)	1,191,612
Net asset value per share: Class C(#)	$9.96
Class C — Net assets	$7,695,800
Class C — Shares outstanding ($.01 par value)	772,949
Net asset value per share: Class E (#)	$10.10
Class E — Net assets	$85,694
Class E — Shares outstanding ($.01 par value)	8,485
Net asset value per share: Class S (#)	$10.00
Class S — Net assets	$661,761,892
Class S — Shares outstanding ($.01 par value)	66,158,856
Net asset value per share: Class T(#)	$10.00
Class T — Net assets	$2,275,003
Class T — Shares outstanding ($.01 par value)	227,556
Net asset value per share: Class Y(#)	$10.01
Class Y — Net assets	$251,600,248
Class Y — Shares outstanding ($.01 par value)	25,137,690
Amounts in thousands
(^) Foreign currency holdings - cost	$11,065
(x) Premiums received on options written	$851
(*) Securities on loan included in investments	$5,211
(+) Credit default swap contracts - premiums paid (received)	$(1,821)
(•) Interest rate swap contracts - premiums paid (received)	$53
(>) Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund	$91,820
(8) Total return swap contracts - premiums paid (received)	$—

(a) Cash Collateral for Futures	$7,729
(b) Cash Collateral for Swaps	$6,277
(c) Due to Broker for Swaps	$346
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

644 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$4,391
Dividends from affiliated funds	331
Interest	15,086
Securities lending income (net)	25
Securities lending income from affiliated funds (net)	12
Total investment income	19,845

Expenses
Advisory fees	3,290
Administrative fees	212
Custodian fees	617
Distribution fees - Class A	13
Distribution fees - Class C	27
Transfer agent fees - Class A	11
Transfer agent fees - Class C	7
Transfer agent fees - Class E	10
Transfer agent fees - Class S .	589
Transfer agent fees - Class T	—**
Transfer agent fees - Class Y	6
Professional fees	46
Registration fees	78
Shareholder servicing fees - Class C	9
Shareholder servicing fees - Class E	13
Trustees’ fees	8
Printing fees	11
Miscellaneous	15
Expenses before reductions	4,962
Expense reductions	(1,426)
Net expenses	3,536
Net investment income (loss)	16,309

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(3,424)
Futures contracts	8,480
Options written	2,186
Total return swap contracts	(341)
Interest rate swap contracts	83
Credit default swap contracts	1,301
Foreign currency-related transactions	(110)
Net realized gain (loss)	8,175
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	25,153
Futures contracts	(1,031)
Options written	(6)
Total return swap contracts	(91)
Interest rate swap contracts	345
Credit default swap contracts	(205)
Foreign currency-related transactions	(828)
Net change in unrealized appreciation (depreciation)	23,337

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 645

Russell Investment Company
Multi-Strategy Income Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Net realized and unrealized gain (loss)	31,512
Net Increase (Decrease) in Net Assets from Operations	$47,821
** Less than $500.

See accompanying notes which are an integral part of the financial statements.

646 Multi-Strategy Income Fund

Russell Investment Company
Multi-Strategy Income Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,309	$15,652
Net realized gain (loss)	8,175	(7,119)
Net change in unrealized appreciation (depreciation)	23,337	9,348
Net increase (decrease) in net assets from operations	47,821	17,881

Distributions
From net investment income
Class A	(211)	(219)
Class C	(117)	(139)
Class E .	(222)	(345)
Class S	(12,508)	(8,900)
Class T	(1)	—
Class Y	(5,549)	(4,719)
Net decrease in net assets from distributions	(18,608)	(14,322)

Share Transactions*
Net increase (decrease) in net assets from share transactions	53,541	573,338
Total Net Increase (Decrease) in Net Assets	82,754	576,897

Net Assets
Beginning of period	852,564	275,667
End of period	$935,318	$852,564
Undistributed (overdistributed) net investment income included in net assets	$(116)	$2,183

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 647

Russell Investment Company
Multi-Strategy Income Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	204	$2,001	826	$7,810
Proceeds from reinvestment of distributions	18	178	21	199
Payments for shares redeemed	(71)	(687)	(110)	(1,039)
Net increase (decrease)	151	1,492	737	6,970
Class C
Proceeds from shares sold	90	875	540	5,100
Proceeds from reinvestment of distributions	11	112	14	136
Payments for shares redeemed	(79)	(768)	(62)	(589)
Net increase (decrease)	22	219	492	4,647
Class E
Proceeds from shares sold	65	626	1,980	19,092
Proceeds from reinvestment of distributions	23	221	36	345
Payments for shares redeemed	(2,520)	(24,540)	(330)	(3,155)
Net increase (decrease)	(2,432)	(23,693)	1,686	16,282
Class S
Proceeds from shares sold	17,558	172,882	48,360	464,565
Proceeds from reinvestment of distributions	1,276	12,472	936	8,874
Payments for shares redeemed	(9,721)	(95,479)	(9,363)	(89,008)
Net increase (decrease)	9,113	89,875	39,933	384,431
Class T
Proceeds from shares sold	228	2,252	—	—
Proceeds from reinvestment of distributions	—**	1	—	—
Payments for shares redeemed	(—)**	(1)	—	—
Net increase (decrease)	228	2,252	—	—
Class Y
Proceeds from shares sold	2,133	20,809	18,832	184,667
Proceeds from reinvestment of distributions	568	5,549	499	4,719
Payments for shares redeemed	(4,356)	(42,962)	(3,022)	(28,378)
Net increase (decrease)	(1,655)	(16,604)	16,309	161,008
Total increase (decrease)	5,427	$53,541	59,157	$573,338

** Less than 500 shares.
(1) For the period March 17, 2017 (commencement of operations) to April 30, 2017.

See accompanying notes which are an integral part of the financial statements.

648 Multi-Strategy Income Fund

(This page intentionally left blank)

Russell Investment Company
Multi-Strategy Income Fund

Financial Highlights — For the Period Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	$
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Total Distributions
Class A
April 30, 2017*	9.66	.17	.35	.52	(.19)	(.19)
October 31, 2016	9.52	.35	.12	.47	(.33)	(.33)
October 31, 2015(6)	10.00	.16	(.50)	(.34)	(.14)	(.14)

Class C
April 30, 2017*	9.64	.13	.34	.47	(.15)	(.15)
October 31, 2016	9.51	.27	.13	.40	(.27)	(.27)
October 31, 2015(6)	10.00	.12	(.49)	(.37)	(.12)	(.12)

Class E
April 30, 2017*	9.67	.19	.33	.52	(.09)	(.09)
October 31, 2016	9.53	.34	.13	.47	(.33)	(.33)
October 31, 2015(6)	10.00	.15	(.48)	(.33)	(.14)	(.14)

Class S
April 30, 2017*	9.68	.18	.34	.52	(.20)	(.20)
October 31, 2016	9.53	.36	.14	.50	(.35)	(.35)
October 31, 2015(6)	10.00	.17	(.50)	(.33)	(.14)	(.14)

Class T
April 30, 2017(10)	10.00	(.01)	.12	.11	(.11)	(.11)

Class Y
April 30, 2017*	9.68	.19	.35	.54	(.21)	(.21)
October 31, 2016	9.54	.39	.12	.51	(.37)	(.37)
October 31, 2015(6)	10.00	.18	(.49)	(.31)	(.15)	(.15)

See accompanying notes which are an integral part of the financial statements.

650 Multi-Strategy Income Fund

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(b)(c)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

9.99	5.35	11,899	1.43	1.10	3.45	79
9.66	5.08	10,052	1.44	1.10	3.70	67
9.52	(3.40)	2,887	1.44	1.10	3.35	38

9.96	4.86	7,696	2.18	1.85	2.73	79
9.64	4.34	7,233	2.19	1.85	2.92	67
9.51	(3.71)	2,456	2.19	1.85	2.59	38

10.10	5.33	86	1.44	1.09	3.88	79
9.67	5.06	23,603	1.44	1.10	3.57	67
9.53	(3.25)	7,187	1.43	1.10	3.31	38

10.00	5.47	661,762	1.17	.85	3.69	79
9.68	5.43	552,190	1.19	.85	3.81	67
9.53	(3.27)	163,159	1.18	.85	3.50	38

10.00	1.01	2,275	1.08	.75	(.54)	79

10.01	5.56	251,600.98		.65	3.96	79
9.68	5.51	259,486	1.00	.65	4.16	67
9.54	(3.09)	99,978.98		.65	3.56	38

See accompanying notes which are an integral part of the financial statements.

Multi-Strategy Income Fund 651

Russell Investment Company
Multi-Strategy Income Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$408,714
Administration fees	38,108
Distribution fees	7,024
Shareholder servicing fees	1,573
Transfer agent fees	111,989
$567,408

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U.S. Cash Collateral Fund	$1,655	$24,245	$20,482	$—	$ —	$5,418	$12	$—
U.S. Cash Management Fund	57,681	714,679	685,951	—	(7)	86,402	331	—
	$59,336	$738,924	$706,433	$—	$ (7)	$91,820	$343	$—

Federal Income Taxes (Unaudited)

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$915,332,917
Unrealized Appreciation	$29,627,531
Unrealized Depreciation	(9,341,540)
Net Unrealized Appreciation (Depreciation)	$20,285,991

See accompanying notes which are an integral part of the financial statements.

652 Multi-Strategy Income Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees; and other Fund expenses. The Example is			Hypothetical
intended to help you understand your ongoing costs (in dollars)			Performance (5%
of investing in the Fund and to compare these costs with the		Actual	return before
ongoing costs of investing in other mutual funds. The Example	Class S	Performance	expenses)
Beginning Account Value
is based on an investment of $1,000 invested at the beginning of	March 7, 2017	$1,000.00	$1,000.00
the period and held for the entire period indicated, which for this	Ending Account Value
Fund is from March 7, 2017 to April 30, 2017.	April 30, 2017	$1,020.20	$1,019.44
	Expenses Paid During Period*	$1.61	$5.41
Actual Expenses
The information in the table under the heading “Actual	* Expenses are equal to the Fund's annualized expense ratio of 1.08%
(representing the 54-day period annualized), multiplied by the average
Performance” provides information about actual account values	account value over the period, multiplied by 54/365 (to reflect the period since
and actual expenses. You may use the information in this column,	commencement of operations). May reflect amounts waived and/or reimbursed.
together with the amount you invested, to estimate the expenses	Without any waivers and/or reimbursements, expenses would have been higher.
that you paid over the period. Simply divide your account value by	Hypothetical expenses are equal to the Fund’s annualized expense ratio of
1.08% (representing the six-month period annualized), multiplied by the
$1,000 (for example, an $8,600 account value divided by $1,000	average account value over the period, multiplied by 181/365 (to reflect the
= 8.6), then multiply the result by the number in the first column	on-half year period).
in the row entitled “Expenses Paid During Period” to estimate
the expenses you paid on your account during this period.			Hypothetical
Performance (5%
		Actual	return before
Hypothetical Example for Comparison Purposes	Class T	Performance	expenses)
The information in the table under the heading “Hypothetical	Beginning Account Value
Performance (5% return before expenses)” provides information	March 17, 2017	$1,000.00	$1,000.00
about hypothetical account values and hypothetical expenses	Ending Account Value
	April 30, 2017	$1,012.10	$1,019.93
based on the Fund’s actual expense ratio and an assumed rate of	Expenses Paid During Period*	$1.22	$4.91
return of 5% per year before expenses, which is not the Fund’s
actual return. The hypothetical account values and expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.98%
may not be used to estimate the actual ending account balance or	(representing the 45-day period annualized), multiplied by the average account value over the period, multiplied by 45/365 (to reflect the period since
expenses you paid for the period. You may use this information	commencement of operations). May reflect amounts waived and/or reimbursed.
to compare the ongoing costs of investing in the Fund and other	Without any waivers and/or reimbursements, expenses would have been higher.
funds. To do so, compare this 5% hypothetical example with the	Hypothetical expenses are equal to the Fund’s annualized expense ratio of
5% hypothetical examples that appear in the shareholder reports	0.98% (representing the six-month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the
of other funds.	on-half year period).

Multi-Asset Growth Strategy Fund 653

Russell Investment Company
Multi-Asset Growth Strategy Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
Long-Term Investments - 41.3%					Charter Communications Operating LLC
Asset-Backed Securities - 0.0%					/ Charter Communications Operating
Wendy's Funding LLC					Capital
Series 2015-1A Class A2I					Series WI
3.371% due 06/15/45 (Þ)		236		238	4.908% due 07/23/25	680		729
					Cheniere Corpus Christi Holdings, LLC
Corporate Bonds and Notes - 5.5%					5.875% due 03/31/25 (Þ)	230		245
ADT Corp. (The)					CIT Group, Inc.
4.875% due 07/15/32 (Þ)		400		349	5.000% due 08/01/23	600		645
Aircastle, Ltd.					Citigroup, Inc.
4.125% due 05/01/24		635		646	3.200% due 10/21/26	420		406
Alcoa, Inc.					Clearwire Communications LLC /
5.720% due 02/23/19		198		210	Clearwire Finance, Inc.
Alexandria Real Estate Equities, Inc.					8.250% due 12/01/40 (Þ)	280		288
3.950% due 01/15/28		230		232	Continental Resources, Inc.
Ally Financial, Inc.					5.000% due 09/15/22	235		237
4.125% due 03/30/20		180		184	Crown Castle International Corp.
7.500% due 09/15/20		110		124	4.750% due 05/15/47	155		156
4.625% due 03/30/25		440		434	CSC Holdings LLC
Altice US Finance I Corp.					5.500% due 04/15/27 (Þ)	125		129
5.500% due 05/15/26 (Þ)		200		207	Delta Air Lines, Inc.
American Airlines Pass-Through Trust					3.625% due 03/15/22	640		657
					Diamond 1 Finance Corp. / Diamond 2
Series 2016-2 Class A					Finance Corp
3.650% due 06/15/28		160		161	5.875% due 06/15/21 (Þ)	125		133
Series 2017-1B Class B					7.125% due 06/15/24 (Þ)	125		138
4.950% due 02/15/25		315		321	Discover Financial Services
Antero Resources Corp.					4.100% due 02/09/27	405		407
Series WI					Domtar Corp.
5.625% due 06/01/23		400		412	6.250% due 09/01/42	180		181
Arconic, Inc.					Dresdner Funding Trust I
5.400% due 04/15/21		370		397	Series REGS
Bank of America Corp.					8.151% due 06/30/31	370		439
3.248% due 10/21/27		340		327	Enbridge Energy Partners, LP
4.244% due 04/24/38		245		245	7.375% due 10/15/45	260		333
Boardwalk Pipelines LP					EnLink Midstream Partners, LP
5.950% due 06/01/26		285		319	2.700% due 04/01/19	400		401
Brixmor Operating Partnership, LP					Essex Portfolio LP
3.875% due 08/15/22		475		488	3.625% due 05/01/27	395		393
Broadcom Corp. / Broadcom Cayman					Express Scripts Holding Co.
Finance, Ltd.
3.875% due 01/15/27 (Þ)		240		244	3.000% due 07/15/23	500		491
BWAY Holding Co.					Federal Realty Investment Trust
5.500% due 04/15/24 (Þ)		116		117	2.550% due 01/15/21	320		321
Carpenter Technology Corp.					Freeport-McMoRan, Inc.
4.450% due 03/01/23		216		221	5.450% due 03/15/43	90		77
CBS Radio, Inc.					Gartner, Inc.
7.250% due 11/01/24 (Þ)		250		272	5.125% due 04/01/25 (Þ)	56		58
Cedar Fair LP/Canada's Wonderland					Goldman Sachs Group, Inc. (The)
Co./Magnum Management					2.277% due 04/26/22 (Ê)	475		478
Corp./Mellennium Operations LLC					Goodyear Tire & Rubber Co.
5.375% due 04/15/27 (Þ)		40		41	5.000% due 05/31/26	300		308
Centene Corp.					4.875% due 03/15/27	210		210
4.750% due 01/15/25		250		254	Gray Television, Inc.
CenturyLink, Inc.					5.125% due 10/15/24 (Þ)	125		125
Series T					HCA, Inc.
5.800% due 03/15/22		650		680	6.500% due 02/15/20	500		549
					4.750% due 05/01/23	550		578

See accompanying notes which are an integral part of the financial statements.

654 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.000% due 03/15/24	40	42	4.750% due 06/01/20	300	305
Hess Corp.			Time Warner Cable LLC
3.500% due 07/15/24	130	126	6.550% due 05/01/37	700	814
4.300% due 04/01/27	150	150	T-Mobile USA, Inc.
Icahn Enterprises LP / Icahn Enterprises			6.375% due 03/01/25	500	546
Finance Corp.			Toll Brothers Finance Corp.
6.250% due 02/01/22 (Þ)	125	130	4.375% due 04/15/23	290	297
6.750% due 02/01/24 (Þ)	125	130	Vulcan Materials Co.
JPMorgan Chase & Co.			4.500% due 04/01/25	430	454
2.383% due 10/24/23 (Ê)	625	636	WEA Finance LLC / Westfield UK &
Kinder Morgan Energy Partners, LP			Europe Finance PLC
5.625% due 09/01/41	50	52	3.250% due 10/05/20 (Þ)	310	317
4.700% due 11/01/42	440	413	Western Gas Partners, LP
Krayton Polymars LLC / Krayton			5.450% due 04/01/44	230	239
Polymars Capital Co.			Williams Partners LP
7.000% due 04/15/25 (Þ)	14	15	4.500% due 11/15/23	230	243
Limited Brands, Inc.			Zayo Group LLC / Zayo Capital Co.
5.625% due 02/15/22	150	158	5.750% due 01/15/27 (Þ)	250	265
Marathon Oil Corp.
3.850% due 06/01/25	390	387			27,828
			International Debt - 5.0%
MPLX, LP			1011778 B.C. Unlimited Liability Co.
4.875% due 06/01/25	210	223	1st Lien Term Loan
Series WI			3.250% due 02/17/24	892	893
4.500% due 07/15/23	400	422	3.397% due 02/17/24	605	606
4.875% due 12/01/24	70	75	Actavis Funding SCS
Nabors Industries, Inc.			4.550% due 03/15/35	440	444
5.500% due 01/15/23 (Þ)	230	233	Adani Ports and Special Economic Zone,
Nexstar Escrow Corp.			Ltd.
5.625% due 08/01/24 (Þ)	125	128	Series REGS
ONEOK, Inc.			3.500% due 07/29/20	450	453
4.250% due 02/01/22	340	352	AerCap Ireland Capital, Ltd. / AerCap
			Global Aviation Trust
Plains Finance All American Corp. Pipeline, LP / PAA			3.950% due 02/01/22	250	259
2.850% due 01/31/23	140	136	4.625% due 07/01/22	550	585
3.850% due 10/15/23	100	101	Alibaba Group Holding, Ltd.
4.500% due 12/15/26	80	83	Series WI
Rackspace Hosting, Inc.			3.600% due 11/28/24	615	624
4.656% due 10/26/23 (Ê)	499	502	AMC Entertainment Holdings, Inc.
Range Resources Corp.			Series REGs
5.000% due 08/15/22 (Þ)	380	376	6.375% due 11/15/24	200	275
Series WI			Anglo American Capital PLC
4.875% due 05/15/25	250	240	9.375% due 04/08/19 (Þ)	200	225
Rite Aid Corp.			Barclays Bank
6.125% due 04/01/23 (Þ)	430	426	5.200% due 05/12/26	310	322
Sabine Pass Liquefaction LLC			Barclays Bank PLC
5.750% due 05/15/24	795	879	6.278% due 12/29/49 (ƒ)	300	328
SBA Tower Trust			BBVA Bancomer SA
3.168% due 04/15/22 (Þ)	600	602	Series REGS
Scientific Games International, Inc.			6.500% due 03/10/21	220	240
6.625% due 05/15/21	75	72	Braskem Finance, Ltd.
5.037% due 10/01/21 (Ê)	1,000	1,015	Series REGS
Southern Co.			5.750% due 04/15/21	230	242
2.950% due 07/01/23	160	159	CEMEX SAB de CV
Sprint Communications, Inc.			7.750% due 04/16/26 (Þ)	300	342
9.000% due 11/15/18 (Þ)	80	88	CRCC Yupeng, Ltd.
Tenet Healthcare Corp.			3.950% due 02/28/49 (ƒ)	390	397
			CSCEC Finance (Cayman) II Co.

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 655

Russell Investment Company
Multi-Asset Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.700% due 06/14/21	285	283	MTN (Mauritius) Investment, Ltd.
Enbridge Inc.			Series REGS
Series 16-A			6.500% due 10/13/26	290		298
6.000% due 01/15/77	315	321	National Westminster Bank
FMG Resources, Ltd.			1.313% due 11/29/49	20		16
9.750% due 03/01/22 (Þ)	945	1,087	Nationwide Building Society
Four Seasons Hotels, Ltd. 1st Lien Term			4.000% due 09/14/26 (Þ)	330		326
Loan B			NXP BV / NXP Funding LLC
4.147% due 06/27/20 (Ê)	499	504	4.625% due 06/15/22 (Þ)	420		450
Gazprom OAO Via Gaz Capital SA			3.875% due 09/01/22 (Þ)	200		208
Series REGS			Open Text Corp.
4.950% due 02/06/28	200	201	5.875% due 06/01/26 (Þ)	250		267
Goldman Sachs Group, Inc. (The)			Perrigo Finance Unlimited Co.
5.500% due 10/12/21	225	337	3.500% due 03/15/21	310		318
Governor and Company of the Bank of
Ireland			Petrobras Global Finance BV
7.375% due 12/29/49	200	238	6.125% due 01/17/22	60		63
GTL Trade Finance, Inc.			Priceline Group, Inc.
Series REGS			2.375% due 09/23/24	630		737
5.893% due 04/29/24	150	153	Prudential PLC
Huntsman International LLC			7.750% due 01/29/49 (ƒ)	230		237
Series WI			Quintilies IMS, Inc.
4.250% due 04/01/25	330	378	Series REGS
Hyperion Insurance Group, Ltd. Term			3.250% due 03/15/25	560		612
Loan B			Ritchie Bros. Auctioneers, Inc.
5.500% due 04/29/22 (Ê)	250	251	5.375% due 01/15/25 (Þ)	250		258
ING Groep NV			Rosneft Oil Co. via Rosneft International
2.302% due 03/29/22 (Ê)	315	318	Finance, Ltd.
Intesa Sanpaolo SpA			Series REGS
5.017% due 06/26/24 (Þ)	510	486	4.199% due 03/06/22	250		250
Korea Development Bank			Royal Bank of Scotland Group PLC
1.757% due 02/27/22 (Ê)	640	640	7.648% due 09/30/49 (ƒ)	30		36
Level 3 Financing, Inc. Term Loan B			Sappi Papier Holding GMBH
3.241% due 02/22/24 (Ê)	750	752	Series REGS
Lithuania Government International			7.500% due 06/15/32	90		92
Bond			Schaeffler Finance BV
Series REGS			4.250% due 05/15/21 (Þ)	560		571
7.375% due 02/11/20	210	239	Seagate HDD Cayman
Mallinckrodt International Finance SA			4.250% due 03/01/22 (Þ)	260		259
5.625% due 10/15/23 (Þ)	250	239	Severstal PJSC
Mallinckrodt International Finance SA			5.900% due 10/17/22	210		230
1st Lien Term Loan B			SFR Group SA
3.897% due 09/24/24	250	250	6.250% due 05/15/24 (Þ)	190		197
Marfrig Holdings Europe BV			Shire Acquisitions Investments Ireland
Series REGS			DAC
8.375% due 05/09/18	300	312	2.400% due 09/23/21	245		242
Millicom International Cellular SA			Southern Power Co.
6.000% due 03/15/25 (Þ)	200	211	1.850% due 06/20/26	220		241
MMC Norilsk Nickel OJSC via MMC			SS&C Technologies, Inc. 1st Lien Term
Finance DAC			Loan B2
Series REGS			3.307% due 07/08/22	39		39
5.550% due 10/28/20	230	246	Standard Chartered PLC
Morgan Stanley			7.750% due 12/29/49 (Þ)	235		251
Series GMTN			Stora Enso OYJ
2.625% due 03/09/27	400	522	7.250% due 04/15/36 (Þ)	100		116
MPT Operating Partnership, LP / MPT			Sydney Airport Finance Co. Pty, Ltd.
Finance Corp.
4.000% due 08/19/22	270	323

See accompanying notes which are an integral part of the financial statements.

656 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series REGS			4.250% due 08/04/22 (Ê)	246	247
3.900% due 03/22/23	315	328	Asurion LLC Term Loan B5
Teva Pharmaceutical Finance			4.750% due 11/01/23 (Ê)	614	619
Netherlands III BV			Atotech BV Term Loan B1
2.800% due 07/21/23	430	414	4.146% due 01/24/24	250	251
The Link Finance, Ltd.			Avantor Performance Materials LLC 1st
3.600% due 09/03/24	320	328	Lien Term Loan
Travelport Finance (Luxembourg) Sarl			5.000% due 03/07/24	240	242
1st Lien Term Loan C			Avantor Performance Materials LLC
4.289% due 09/02/21 (Ê)	250	252	Term Loan
Turk Telekomunikasyon AS			5.000% due 03/08/24	10	10
Series REGS			Avaya, Inc. Term Loan B7
4.875% due 06/19/24	230	227	6.417% due 05/29/20 (Ê)(Ø)	1,250	1,042
UBS Group Funding Switzerland AG			Avolon Holdings, Ltd. Term Loan B
3.491% due 05/23/23 (Þ)	630	640	3.743% due 01/13/22	250	254
Vale Overseas, Ltd.			BBB Industries LLC 1st Lien Term Loan
6.250% due 08/10/26	545	596	6.034% due 11/03/21 (Ê)	500	501
Valeant Pharmaceuticals International,			Berry Plastics Corp. 1st Lien Term
Inc.			Loan I
6.500% due 03/15/22 (Þ)	125	128	3.493% due 10/01/22 (Ê)	528	531
7.000% due 03/15/24 (Þ)	125	128	3.524% due 10/01/22	419	422
VimpelCom Holdings BV			BJ's Wholesale Club, Inc. 2nd Lien Term
Series REGS			Loan
5.950% due 02/13/23	200	213	8.500% due 01/27/25 (Ê)	250	250
			Brickman Group, Ltd. LLC (The) 1st
VTR Finance BV			Lien Term Loan B
6.875% due 01/15/24 (Þ)	200	213	4.000% due 12/18/20 (Ê)	669	671
Want Want China Finance, Ltd.			Brickman Group, Ltd. LLC 1st Lien
2.875% due 04/27/22	340	339	Term Loan B
Wind Acquisition Finance SA			4.022% due 12/18/20	26	26
7.375% due 04/23/21 (Þ)	580	602	6.000% due 12/18/20	53	53
Woodside Finance, Ltd.			BWAY Holding Co. Term Loan B
3.650% due 03/05/25 (Þ)	245	242	4.233% due 03/22/24	1,000	993
		25,490	Cable One, Inc. Term Loan B
Loan Agreements - 10.5%			3.430% due 04/05/24	500	503
ABG Intermediate Holdings 2 LLC 1st			Caesars Entertainment Corp. 1st Lien
Lien Term Loan B1			Term Loan B
5.147% due 05/27/21 (Ê)	248	249	7.000% due 10/11/20 (Ê)	1,995	1,999
Acrisure LLC Term Loan B			Capital Automotive LP 1st Lien Term
6.147% due 10/28/23	750	752	Loan		252
			4.000% due 03/17/24	250
Active Network, Inc. 1st Lien Term Loan			Capital Automotive LP 2nd Lien Term
6.000% due 11/15/20	249	250	Loan
Advanced Disposal Services, Inc. Term			7.000% due 03/24/25 (Ê)	250	255
Loan B3			Casablanca US Holdings, Inc. 1st Lien
3.696% due 11/10/23 (Ê)	748	754	Term Loan
Alliant Holdings Intermediate LLC Term			5.897% due 02/21/24 (Ê)	1,500	1,493
Loan B			CBS Radio, Inc. Term Loan B
4.417% due 08/14/22 (Ê)	232	233	4.500% due 10/17/23 (Ê)	374	376
Alvogen Pharmaceutical US, Inc. Term			CCC Information Services, Inc. 1st Lien
Loan			Term Loan
6.000% due 04/02/22 (Ê)	250	248	4.040% due 03/29/24	150	149
Arbor Pharmaceuticals, Inc. Term Loan
B			CH Hold Corp. 1st Lien Term Loan
6.147% due 06/28/23	248	253	3.000% due 02/01/24 (Ê)	45	46
Artic Glacier USA, Inc. Term Loan B			CH Hold Corp. 1st Lien Term Loan B
5.250% due 03/14/24	500	506	4.000% due 02/01/24 (Ê)	455	457
AssuredPartners, Inc. Term Loan B			Change Healthcare Holdings LLC 1st
5.250% due 10/21/22 (Ê)	249	251	Lien Term Loan B		501
Asurion LLC 1st Lien Term Loan B4			3.750% due 03/01/24 (Ê)	500

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 657

Russell Investment Company
Multi-Asset Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Charcoal Holdings LLC 1st Lien Term			Generac Power Systems, Inc. 1st Lien
Loan			Term Loan B
0.057% due 07/03/23	748	753	3.898% due 05/31/23 (Ê)	625	630
Charter Communications Operating LLC			Getty Images, Inc. 1st Lien Term Loan B
1st Lien Term Loan H			4.750% due 10/18/19 (Ê)	250	221
3.000% due 01/15/22 (Ê)	746	749	Go Daddy Operating Co. LLC 1st Lien
Cision, Inc. Term Loan B			Term Loan
7.147% due 05/12/23	997	1,003	3.451% due 02/06/24 (Ê)	750	753
Commercial Barge Line Co. 1st Lien			Grifols Worldwide Operations USA Inc.
Term Loan			1st Lien Term Loan B
9.750% due 11/12/20 (Ê)	447	405	3.285% due 01/31/25 (Ê)	750	752
Community Health Systems, Inc. Term			Gruden Acquisition, Inc. 1st Lien Term
Loan			Loan
4.000% due 01/27/21 (Ê)	2,000	1,987	5.897% due 08/18/22 (Ê)	499	482
Constellation Brands, Inc. Term Loan B			Harland Clarke Holdings Corp. Term
0.047% due 11/14/23	748	753	Loan B6
Constellis Holdings LLC 2nd Lien Term			6.646% due 02/02/22	746	747
Loan			HCA, Inc. Term Loan B8
10.155% due 04/21/25 (Ê)	125	123	3.243% due 02/15/24	1,000	1,009
Constellis Holdings LLC Term Loan B			Hilton Worldwide Finance LLC Term
6.155% due 04/13/24	500	494	Loan B2
ConvergeOne Holdings Corp. 1st Lien			2.991% due 10/25/23 (Ê)	250	252
Term Loan			Intrawest Operations Group LLC Term
6.531% due 06/17/20	200	200	Loan
ConvergeOne Holdings Corp. Term Loan			4.500% due 12/09/20 (Ê)	250	251
6.522% due 06/17/20	50	50	KRATON Polymers LLC 1st Lien Term
			Loan B
Cortes NP Acquisition Corp. Term Loan			5.000% due 01/06/22 (Ê)	173	176
B
5.000% due 11/30/23	625	629	Landry's, Inc. 1st Lien Term Loan
Creative Artists Agency LLC 1st Lien			3.733% due 09/22/23 (Ê)	494	494
Term Loan B			Learfield Communications, Inc. 1st Lien
4.500% due 02/13/24 (Ê)	499	505	Term Loan
Crosby US Acquisition Corp. 1st Lien			4.250% due 11/17/23	748	754
Term Loan			Lions Gate Enterntainment, Inc. 1st Lien
4.052% due 11/22/20 (Ê)	249	231	Term Loan
Cvent, Inc. 1st Lien Term Loan B			3.766% due 10/12/23	250	251
5.000% due 11/29/23 (Ê)	500	503	MacDermid, Inc. Term Loan B6
Dell International LLC 1st Lien Term			4.000% due 06/07/23	250	251
Loan B			Match Group, Inc. Term Loan B1
3.500% due 09/07/23 (Ê)	998	1,001	4.276% due 10/27/22 (Ê)	250	253
Eastman Kodak Co. Term Loan			MCC Iowa LLC Term Loan H
7.422% due 09/03/19 (Ê)	500	501	3.450% due 01/29/21 (Ê)	249	250
Eldorado Resorts LLC Term Loan B			MGM Growth Properties Operating
5.250% due 03/13/24	500	499	Partnership, LP Term Loan B
EnergySolutions LLC 1st Lien Term			3.493% due 04/25/23 (Ê)	249	250
Loan B			Navistar, Inc. 1st Lien Term Loan B
6.750% due 05/29/20 (Ê)	250	253	5.000% due 08/07/20 (Ê)	500	506
Envision Healthcare Corp. Term Loan B			Nielsen Finance LLC Term Loan B4
4.150% due 11/17/23 (Ê)	748	755	2.990% due 10/24/23	250	251
Epic Health Services, Inc. 1st Term Loan			NN, Inc. Term Loan
5.290% due 03/28/24	250	250	4.733% due 03/22/21	750	750
ESH Hospitality, Inc. Term Loan B			NPC International, Inc. 1st Lien Term
3.493% due 08/30/23 (Ê)	249	251	Loan
First Data Corp. Term Loan			4.500% due 03/17/24	450	454
3.988% due 07/10/22 (Ê)	1,250	1,257	Optiv, Inc. 1st Lien Term Loan
FPC Holdings, Inc. 1st Lien Term Loan			4.250% due 02/01/24 (Ê)	250	250
5.250% due 11/27/19 (Ê)	488	465	Penn National Gaming, Inc. 1st Lien
			Term Loan B
Gartner, Inc. Term Loan B			3.524% due 01/19/24 (Ê)	250	251
2.993% due 03/14/24	250	252

See accompanying notes which are an integral part of the financial statements.

658 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Pharmaceutical Product Development			Trader Corp. Term Loan B
LLC Term Loan B			4.290% due 09/28/23	250	251
4.250% due 08/18/22 (Ê)	176	177	Trans Union LLC Term 1st Lien Loan B2
4.397% due 08/18/22 (Ê)	198	199	3.493% due 04/09/21 (Ê)	249	251
Pilot Travel Centers LLC 1st Lien Term			Transdigm Group, Inc. 1st Lien Term
Loan B			Loan F
2.993% due 05/25/23 (Ê)	249	251	3.993% due 06/09/23 (Ê)	249	249
Portillo's Holdings, LLC Covenant-Lite
1st Lien Term Loan			TruGreen, LP 1st Lien Term Loan
5.647% due 08/01/21 (Ê)	249	251	6.500% due 04/13/23 (Ê)	499	502
Pre-Paid Legal Services, Inc. 2nd Lien			USIC Holdings, Inc. 1st Lien Term Loan
Term Loan			5.170% due 11/21/23	249	251
10.250% due 07/01/20 (Ê)	250	249	Valeant Pharmaceuticals International,
Prime Security Services Borrower LLC			Inc. Term Loan B
Term Loan B1			5.740% due 04/02/22 (Ê)	717	721
4.250% due 05/02/22 (Ê)	748	755	Veresen Midstream, Ltd. Term Loan B2
Quest Software US Holdings, Inc. 1st			4.606% due 03/31/22 (Ê)	249	251
Lien Term Loan			Virgin Media Bristol LLC 1st Lien Term
7.000% due 10/31/22 (Ê)	1,000	1,016	Loan I
Radio One, Inc. 1st Lien Term Loan B			3.744% due 01/31/25 (Ê)	500	502
5.080% due 04/05/23 (Ê)	250	248	Vouvray US Finance LLC Term Loan B
RentPath, Inc. 1st Lien Term Loan			4.176% due 01/27/24	250	250
6.250% due 12/17/21 (Ê)	500	493	William Morris Endeavor Entertainment
Reynolds Group Holdings, Inc. 1st Lien			LLC 1st Lien Term Loan
Term Loan B			4.250% due 05/06/21 (Ê)	373	375
3.993% due 02/05/23 (Ê)	748	752	4.290% due 05/06/21	1	1
RPI Finance Trust Term Loan B6			World Endurance Holdings 1st Lien
3.152% due 03/07/23	624	626	Term Loan
SESAC Holdco II LLC 2nd Lien Term			5.397% due 06/26/21 (Ê)	499	496
Loan					53,627
8.300% due 02/10/25	250	250	Mortgage-Backed Securities - 11.0%
Signode Industrial Group US, Inc. Term			Fannie Mae
Loan B
3.750% due 05/01/21 (Ê)	140	141	30 Year TBA(Ï)
3.897% due 05/01/21	108	108	3.000%	16,000	15,790
SIRVA Worldwide, Inc. Term Loan			3.500%	3,000	3,079
7.660% due 11/14/22	499	496	4.500%	3,000	3,228
Solarwinds Holdings, Inc. 1st Lien Term			Series 2013-304 Class C22
Loan			Interest Only STRIP
4.500% due 02/05/23 (Ê)	748	752	3.500% due 12/15/42	5,857	1,164
Solera LLC Term Loan B			Series 2015-345 Class C13
4.250% due 03/04/23 (Ê)	249	251	Interest Only STRIP
Sprint Communications, Inc. 1st Lien			3.500% due 08/15/45	7,907	1,525
Term Loan B			Fannie Mae REMICS
3.500% due 01/13/24	1,000	1,001	Series 2010-35 Class SG
SS&C Technologies, Inc. 1st Lien Term
Loan B1			Interest Only STRIP
3.350% due 07/08/22 (Ê)	455	458	5.418% due 04/25/40 (Ê)	2,962	594
Steak n Shake Operations, Inc. Term			Series 2012-58 Class SM
Loan			Interest Only STRIP
4.750% due 03/19/21 (Ê)	304	303	5.476% due 06/25/42	1,939	331
Tempo Acquisition LLC Term Loan			Series 2012-129 Class IJ
3.995% due 03/15/24	250	250	Interest Only STRIP
The Nature's Bounty Co. 1st Lien Term			3.500% due 12/25/32	2,209	336
Loan B
4.647% due 05/05/23 (Ê)	249	250	Series 2012-4074 Class KS
			Interest Only STRIP
TKC Holdings, Inc. 1st Lien Term Loan
4.750% due 02/01/23 (Ê)	250	253	5.788% due 02/15/41 (Ê)	2,288	384
TMS International Corp. Term Loan B			Series 2013-27 Class PI
			Interest Only STRIP
4.557% due 10/16/20 (Ê)	249	251	3.000% due 12/25/41	2,760	219

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 659

Russell Investment Company
Multi-Asset Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value			Amount ($)	Value
	or Shares	$			or Shares	$
Series 2013-35 Class PI				Series 2010-35 Class QI
Interest Only STRIP				Interest Only STRIP
3.000% due 02/25/42	1,367		109	4.500% due 03/20/40	11,260	2,259
Series 2013-40 Class YI				Series 2010-62 Class SD
Interest Only STRIP				Interest Only STRIP
3.500% due 06/25/42	1,679		226	5.512% due 05/20/40 (Ê)	3,725	673
Series 2013-41 Class SP				Series 2010-134 Class ES
Interest Only STRIP				Interest Only STRIP
5.218% due 06/25/40 (Ê)	1,214		130	5.007% due 11/20/39 (Ê)	3,725	362
Series 2013-4182 Class PI				Series 2010-144 Class LS
Interest Only STRIP				Interest Only STRIP
3.000% due 12/15/41	3,900		319	5.439% due 07/16/37	1,830	59
Series 2015-4510 Class HI				Series 2011-17 Class S
Interest Only STRIP				Interest Only STRIP
3.000% due 03/15/40	3,803		355	5.072% due 02/20/41 (Ê)	7,345	1,174
Series 2016-104 Class NI				Series 2011-22 Class PS
Interest Only STRIP				Interest Only STRIP
5.000% due 04/25/38	1,344		47	5.007% due 07/20/40 (Ê)	3,958	406
Series 2017-2 Class KI				Series 2012-104 Class QI
Interest Only STRIP				Interest Only STRIP
4.000% due 02/25/47	1,951		348	3.500% due 04/20/42	1,604	364
Series 2017-4666 Class AI				Series 2013-77 Class UI
Interest Only STRIP				Interest Only STRIP
3.000% due 09/15/35	4,602		369	4.500% due 03/20/41	1,067	184
Freddie Mac REMICS				Series 2013-H24 Class AI
Series 2012-3829 Class AS				Interest Only STRIP
Interest Only STRIP				1.472% due 09/20/63	2,477	147
5.961% due 03/15/41	1,812		337	Series 2014-69 Class IG
Series 2012-4000 Class LI				Interest Only STRIP
Interest Only STRIP				5.000% due 09/20/43	1,099	202
4.000% due 02/15/42	2,324		336	Series 2014-H09 Class AI
Series 2014-4299 Class JI				Interest Only STRIP
Interest Only STRIP				1.437% due 01/20/64	6,272	370
4.000% due 07/15/43	2,194		319	Series 2014-H13 Class BI
Series 2015-4530 Class TI				Interest Only STRIP
Interest Only STRIP				1.593% due 05/20/64	9,184	590
4.000% due 11/15/45	1,566		265	Series 2014-H25 Class BI
Series 2016-4601 Class PI				Interest Only STRIP
Interest Only STRIP				1.646% due 12/20/64	2,502	219
4.500% due 12/15/45	1,624		265	Series 2015-60 Class PI
Series 2017-4663 Class KI				Interest Only STRIP
Interest Only STRIP				4.000% due 04/20/45	1,664	324
3.500% due 11/15/42	2,377		300	Series 2015-106 Class CI
Series 2017-4663 Class TI				Interest Only STRIP
Interest Only STRIP				4.000% due 05/20/45	2,222	364
3.500% due 10/15/42	2,449		298	Series 2015-167 Class BI
Series 2017-4678 Class MS				Interest Only STRIP
Interest Only STRIP				4.500% due 04/16/45	1,405	320
5.107% due 04/15/47	1,514		347	Series 2016-123 Class IQ
Ginnie Mae				Interest Only STRIP
Series 2010-3 Class MS				5.000% due 07/20/39	2,056	182
Interest Only STRIP				Series 2016-154 Class AI
6.018% due 11/20/38 (Ê)	3,721		242	Interest Only STRIP
				5.000% due 02/20/41	4,347	261

See accompanying notes which are an integral part of the financial statements.

660 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2016-167 Class SB			Series 2015-111 Class IJ
Interest Only STRIP			Interest Only STRIP
5.022% due 04/20/38 (Ê)	2,127	112	3.500% due 08/20/45	2,019		310
Series 2016-168 Class AI			Series 2015-134 Class LI
Interest Only STRIP			Interest Only STRIP
5.000% due 07/20/45	1,920	214	3.500% due 05/20/39	3,372		386
Series 2016-H04 Class KI			Series 2015-162 Class BI
Interest Only STRIP			Interest Only STRIP
1.875% due 02/20/66	1,310	118	4.000% due 11/20/40	3,682		594
Series 2017-17 Class DI			Series 2015-H09 Class BI
Interest Only STRIP			Interest Only STRIP
3.500% due 09/20/43	1,313	168	1.684% due 03/20/65	731		63
Series 2017-42 Class IC			Series 2015-H10 Class CI
Interest Only STRIP			Interest Only STRIP
4.500% due 08/20/41	13,640	2,724	1.797% due 04/20/65	1,791		176
Series 2017-H03 Class DI			Series 2015-H15 Class JI
Interest Only STRIP			Interest Only STRIP
2.195% due 12/20/66	2,800	390	1.936% due 06/20/65	1,251		132
Series 2017-H06 Class EI			Series 2015-H18 Class IA
Interest Only STRIP			Interest Only STRIP
1.572% due 02/20/67	6,125	458	1.816% due 06/20/65	980		77
Series 2017-H08 Class DI			Series 2015-H24 Class BI
Interest Only STRIP			Interest Only STRIP
2.377% due 02/20/67	2,560	390	1.604% due 08/20/65	2,347		152
Series 2017-H09 Class HI			Series 2015-H25 Class AI
Interest Only STRIP			Interest Only STRIP
1.823% due 03/20/67	4,656	578	1.614% due 09/20/65	1,760		148
Series 2017-H09 Class IO			Series 2015-H26 Class GI
Interest Only STRIP			Interest Only STRIP
1.774% due 04/20/67	5,626	613	1.780% due 10/20/65	982		96
Ginnie Mae REMICS			Series 2016-129 Class PI
Class IA			Interest Only STRIP
Interest Only STRIP			4.500% due 06/20/45	1,742		350
4.000% due 01/16/43	2,131	326	Series 2016-H16 Class DI
Series 2010-127 Class NI			Interest Only STRIP
Interest Only STRIP			2.194% due 06/20/66 (Ê)	3,058		394
4.000% due 02/20/39	1,877	151	Series 2016-H25 Class GI
Series 2012-129 Class IO			Interest Only STRIP
Interest Only STRIP			1.511% due 11/20/66	6,391		393
4.500% due 11/16/42	1,566	351	Series 2017-17 Class EI
Series 2012-H06 Class AI			Interest Only STRIP
Interest Only STRIP			4.000% due 09/20/44	2,374		293
1.361% due 01/20/62	10,694	596	Series 2017-38 Class DI
Series 2012-H10 Class AI			Interest Only STRIP
Interest Only STRIP			5.000% due 03/16/47	2,966		596
1.219% due 12/20/61	12,844	603	Series 2017-57 Class AI
Series 2013-23 Class IK			Interest Only STRIP
Interest Only STRIP			4.000% due 06/20/45	1,613		308
3.000% due 09/20/37	1,973	211	Series 2017-H03 Class EI
Series 2014-25 Class VI			Interest Only STRIP
Interest Only STRIP			2.373% due 01/20/67	1,953		306
5.000% due 02/20/44	1,391	282	Series 2017-H06 Class BI
Series 2014-139 Class NI			Interest Only STRIP
Interest Only STRIP			2.256% due 02/20/67	6,801		925
3.500% due 08/20/28	7,250	619

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 661

Russell Investment Company
Multi-Asset Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$		or Shares		$
Series 2017-H06 Class DI				Series GMTN
Interest Only STRIP				1.750% due 09/07/20	EUR	585	654
1.755% due 02/20/67		6,732	716	Kennedy Wilson Europe Real Estate
Series 2017-H08 Class NI				PLC
Interest Only STRIP				3.950% due 06/30/22	GBP	495	659
2.147% due 03/20/67		7,141	955	Landsbankinn HF
				1.625% due 03/15/21	EUR	230	255
			55,996	Madrilena Red de Gas Finance BV
Non-US Bonds - 9.2%				4.500% due 12/04/23	EUR	250	331
AA Bond Co., Ltd.				Malaysia Government International Bond
Series REGS
5.500% due 07/31/22	GBP	240	322	Series 0116
America Movil SAB de CV				3.800% due 08/17/23	MYR	9,260	2,119
				Marks and Spencer PLC
5.000% due 10/27/26	GBP	270	423	3.000% due 12/08/23	GBP	130	172
ARD Finance SA				Merlin Properties SOCIMI SA
Series REGS				2.375% due 05/23/22	EUR	200	229
6.625% due 09/15/23	EUR	100	113
Ardagh Packaging Finance PLC /				Mexican Bonos
Ardagh Holdings USA, Inc.				Series M
Series REGS				7.750% due 05/29/31	MXN	47,750	2,603
6.750% due 05/15/24	EUR	110	132	Mexico Government International Bond
Argentine Bonos del Tesoro				2.750% due 04/22/23	EUR	415	487
16.000% due 10/17/23	ARS	8,910	645	New Look Secured Issuer PLC
AXA SA				Series REGS
3.941% due 11/29/49 (ƒ)	EUR	405	473	6.500% due 07/01/22	GBP	250	283
Bank of Scotland PLC				NTPC, Ltd.
6.375% due 08/16/19	GBP	285	411	2.750% due 02/01/27	EUR	210	238
BHP Billiton Finance, Ltd.				Peruvian Government International Bond
6.500% due 10/22/77	GBP	510	755	Series REGS
Brazil Notas do Tesouro Nacional Serie F				6.350% due 08/12/28	PEN	2,935	936
Series NTNF				Petrobras Global Finance BV
10.000% due 01/01/25	BRL	7,600	2,441	4.750% due 01/14/25	EUR	100	114
Colombian Titulos de Tesoreria				Petroleos Mexicanos
Series B				8.250% due 06/02/22	GBP	83	131
7.000% due 05/04/22	COP	11,088,000	3,958	4.875% due 02/21/28	EUR	180	204
Energias de Portugal, SA				PGH Capital PLC
5.375% due 09/16/75	EUR	200	236	5.750% due 07/07/21	GBP	150	221
Fiat Chrysler Finance Europe				Phoenix Group Holdings
Series GMTN				Series MAY
6.750% due 10/14/19	EUR	200	248	4.125% due 07/20/22	GBP	150	198
Gaz Capital SA				Royal Bank of Scotland Group PLC
4.250% due 04/06/24	GBP	100	132	2.500% due 03/22/23	EUR	430	487
Groupama SA				5.500% due 11/29/49 (ƒ)	EUR	310	337
6.375% due 05/29/49 (ƒ)	EUR	300	342	RSA Insurance Group PLC
HSBC Holdings PLC				5.125% due 10/10/45	GBP	120	172
5.750% due 12/20/27	GBP	215	337	Russian Federal Bond - OFZ
HT1 Funding GmbH				Series 6212
6.352% due 07/29/49 (ƒ)	EUR	160	164	7.050% due 01/19/28	RUB	103,900	1,756
Hungary Government Bond				RWE AG
Series 19/A				Series EMTn
6.500% due 06/24/19	HUF	521,000	2,051	2.750% due 04/21/75	EUR	380	412
Indonesia Treasury Bond				RZB Finance Jersey IV, Ltd.
Series FR56				1.622% due 05/29/49 (Ê)(ƒ)	EUR	100	104
8.375% due 09/15/26	IDR	50,270,000	4,100	Santander UK Group Holdings PLC
InterContinental Hotels Group PLC				7.375% due 12/29/49 (ƒ)	GBP	200	276
3.750% due 08/14/25	GBP	175	252	SES SA
Islandsbanki hf				4.625% due 12/29/49 (ƒ)	EUR	240	279

See accompanying notes which are an integral part of the financial statements.

662 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
SGSP (Australia) Assets Pty, Ltd.				Carnival PLC	2,355	145
5.125% due 02/11/21	GBP	110	162	Carter's, Inc.	2,199	202
Societe Generale SA				CBS Corp. Class B	456	30
6.750% due 04/07/49 (ƒ)	EUR	230	269	Chipotle Mexican Grill, Inc. Class A(Æ)	516	245
Solvay Finance SA				Christian Dior SE	4,301	1,181
4.199% due 05/29/49 (ƒ)	EUR	680	779	Cie Financiere Richemont SA	542	45
South Africa Government International				Cie Generale des Etablissements	1,740	227
Bond				Michelin Class B
Series 2030				Comcast Corp. Class A	5,834	229
8.000% due 01/31/30	ZAR	55,380	3,796	Continental AG	459	103
State Grid Overseas Investment, Ltd.				Costco Wholesale Corp.	572	102
Series REGS				Ctrip.com International, Ltd. - ADR(Æ)	1,967	99
1.250% due 05/19/22	EUR	585	648	Daimler AG	2,734	204
TDF Infrastructure SAS				Darden Restaurants, Inc.	359	31
2.875% due 10/19/22	EUR	200	238	Diageo PLC	3,775	110
Telecom Italia SpA				Dollar Tree, Inc.(Æ)	10,880	901
6.375% due 06/24/19	GBP	100	141	Dollarama, Inc.	6,507	569
Tesco PLC				Duni AB	2,993	42
6.125% due 02/24/22	GBP	300	448	eBay, Inc.(Æ)	20,300	678
Thailand Government International Bond				E-MART, Inc.	580	118
2.550% due 06/26/20	THB	103,230	3,055	Fast Retailing Co., Ltd.	1,100	359
Thomson Reuters Corp.				FUJIFILM Holdings Corp.	700	26
3.309% due 11/12/21	CAD	820	633	Graham Holdings Co. Class B	175	105
Total SA				Greene King PLC	3,475	34
2.250% due 12/29/49 (ƒ)	EUR	630	692	Hankook Tire Co., Ltd.	7,133	369
Turkey Government International Bond				Havas SA	3,622	34
10.700% due 02/17/21	TRY	13,180	3,714	Hilton Worldwide Holdings, Inc.	10,258	605
Virgin Media Secured Finance PLC				Home Depot, Inc. (The)	985	154
Series REGS				Hoya Corp.	500	24
5.000% due 04/15/27	GBP	270	358	Husqvarna AB Class B	3,176	32
Western Power Distribution PLC				Hyundai Motor Co.	1,949	246
3.625% due 11/06/23	GBP	240	338	Inchcape PLC	2,805	31
Ziggo Secured Finance BV				Informa PLC	4,353	36
Series REGS				International Game Technology PLC	8,340	185
4.250% due 01/15/27	EUR	370	426	Ipsos SA	1,395	45
			46,889	ITOCHU Corp.	8,000	113
United States Government Treasuries - 0.1%				Izumi Co., Ltd.	600	30
United States Treasury Notes				Kering	943	293
1.125% due 02/28/19		240	240	Kia Motors Corp.	6,136	188
3.000% due 02/15/47		310	313	Kingfisher PLC	26,435	117
			553	Koito Manufacturing Co., Ltd.	2,800	145
Total Long-Term Investments				Koninklijke Philips NV	3,731	129
				Kroton Educacional SA	39,069	184
(cost $209,554)			210,621	Largan Precision Co., Ltd.	4,000	664
Common Stocks - 41.8%				Las Vegas Sands Corp.		744
Consumer Discretionary - 5.6%					12,608
ABC-Mart, Inc.		400	22	Li Ning Co., Ltd.(Æ)	112,500	74
Acushnet Holdings Corp.		1,503	27	Live Nation Entertainment, Inc.(Æ)	11,115	357
adidas AG		921	185	LKQ Corp.(Æ)	17,624	551
Amazon.com, Inc.(Æ)		2,773	2,564	Lotte Shopping Co., Ltd.	445	102
Amerco, Inc.		121	45	Lowe's Cos., Inc.	5,446	462
Barratt Developments PLC		30,163	226	LVMH Moet Hennessy Louis Vuitton	757	187
				SE - ADR
Bayerische Motoren Werke AG		1,480	141	Macy's, Inc.	1,191	35
Bellway PLC		6,424	237	Madison Square Garden Co. (The) Class
CarMax, Inc.(Æ)		11,481	672	A(Æ)	2,711	547
Carnival Corp.		1,589	98	Marriott International, Inc. Class A	3,021	285

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 663

Russell Investment Company
Multi-Asset Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
McDonald's Corp.	1,667	233	Zalando SE(Æ)(Þ)	16,106	711
Megacable Holdings SAB de CV	27,754	105	Zillow Group, Inc.(Æ)	7,091	277
MercadoLibre, Inc.	1,196	274			28,602
MGM Resorts International	4,513	139
Mohawk Industries, Inc.(Æ)	152	36	Consumer Staples - 1.8%
MonotaRO Co., Ltd.	1,200	39	AAK AB	415	30
MTU Aero Engines AG	277	40	Altria Group, Inc.	3,579	257
Netflix, Inc.(Æ)	4,022	612	Amorepacific Corp.	1,376	353
News Corp. Class A	8,312	106	Archer-Daniels-Midland Co.	882	40
Nexstar Media Group, Inc. Class A	5,460	377	Asahi Group Holdings, Ltd.	5,500	208
Nielsen Holdings PLC	10,065	414	Astarta Holding NV(Æ)	3,893	72
Nike, Inc. Class B	15,447	856	BrasilAgro - Co. Brasileira de	6,769	27
Nissan Motor Co., Ltd.	9,800	93	Propriedades Agricolas
Nitori Holdings Co., Ltd.	200	26	BRF SA(Æ)	7,759	97
Omnicom Group, Inc.	317	26	British American Tobacco PLC	5,437	368
Pandora Media, Inc.(Æ)	13,252	144	Brown-Forman Corp. Class B - ADR	2,095	99
Persimmon PLC Class A	7,661	231	China Agri-Industries Holdings, Ltd.(Æ)	106,000	52
Priceline Group, Inc. (The)(Æ)	1,025	1,892	China Yurun Food Group, Ltd.(Æ)	153,000	23
ProSiebenSat.1 Media SE	663	28	Chocoladefabriken Lindt & Spruengli	15	84
			AG
Red Rock Resorts, Inc. Class A	4,411	103	Church & Dwight Co., Inc.	546	27
Regal Entertainment Group Class A	8,755	193	Coca-Cola Co. (The)	3,748	162
RELX PLC	5,317	108	Coca-Cola HBC AG - ADR(Æ)	1,140	32
Renault SA	357	33	Coca-Cola West Co., Ltd.	800	24
Rinnai Corp.	300	25	Conagra Brands, Inc.	872	34
Ross Stores, Inc.	545	35	Cott Corp.	12,988	171
RTL Group SA	1,331	103	CVS Health Corp.	511	42
Secom Co., Ltd.	500	36	Davide Campari-Milano SpA	3,487	41
Sekisui House, Ltd.	1,600	27	Dr Pepper Snapple Group, Inc.	1,177	108
Shimamura Co., Ltd.	200	27	Fomento Economico Mexicano SAB de
SINA Corp.(Æ)	1,377	106	CV - ADR	4,562	410
Skyworth Digital Holdings, Ltd.	154,000	89	Golden Agri-Resources, Ltd.	1,211,200	312
Starbucks Corp.	6,352	382	Greencore Group PLC Class A	63,482	187
Sumitomo Corp.	2,300	31	Industrias Bachoco SAB de CV	22,553	101
Sumitomo Electric Industries, Ltd.	1,600	26	Ito En, Ltd.	800	29
Suzuki Motor Corp.	3,000	125	Itoham Yonekyu Holdings, Inc.	2,700	25
Takashimaya Co., Ltd.	3,000	28	J Sainsbury PLC	13,141	47
Tata Motors, Ltd. - ADR	14,218	507	Japan Tobacco, Inc.	3,700	123
Taylor Wimpey PLC	84,411	219	JBS SA	39,612	128
TEGNA, Inc.	1,120	29	JM Smucker Co. (The)	1,898	241
Teleperformance - GDR	2,186	275	Kao Corp.	500	28
Time Warner, Inc.	1,991	198	Kernel Holding SA	1,710	30
TJX Cos., Inc.	619	49	Kirin Holdings Co., Ltd.	1,500	29
Toho Co., Ltd.	1,300	37	Kobayashi Pharmaceutical Co., Ltd.	1,700	89
Tokyo Broadcasting System Holdings,	1,500	27	Kraft Heinz Co. (The)	338	31
Toyota Inc. Motor Corp.	1,800	97	Marine Harvest ASA	1,666	28
			McCormick & Co., Inc.	955	95
UBM PLC	3,028	28	MEIJI Holdings Co., Ltd.	300	25
Viacom, Inc. Class B	7,605	324	Metro AG	3,403	112
Wal-Mart Stores, Inc.	2,306	173	Molson Coors Brewing Co. Class B	469	45
Walt Disney Co. (The)	9,504	1,099	Mondelez International, Inc. Class A	10,405	469
Wolters Kluwer NV	2,726	116	Monster Beverage Corp.(Æ)	8,814	400
WPP PLC	1,816	39	Nestle SA - ADR	1,396	107
Wyndham Worldwide Corp.	327	31	NH Foods, Ltd.	1,000	28
Yamada Denki Co., Ltd.	5,500	29	Nisshin Seifun Group, Inc.	5,800	89
YIT OYJ	6,145	49	Nissin Foods Holdings Co., Ltd.	1,600	92
Yue Yuen Industrial Holdings, Ltd.	43,000	170

See accompanying notes which are an integral part of the financial statements.

664 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
PepsiCo, Inc.	2,049	232	Repsol SA - ADR	13,135	208
Pinnacle Foods, Inc.	2,859	166	Rosneft Oil Co. - GDR	40,149	222
Procter & Gamble Co. (The)	3,424	299	Royal Dutch Shell PLC Class B	4,311	115
Reckitt Benckiser Group PLC	306	28	Schlumberger, Ltd.	13,919	1,010
Reynolds American, Inc.	2,203	142	Southwestern Energy Co.(Æ)	32,739	246
Shanghai Pharmaceuticals Holding Co.,	112,700	299	Tatneft PJSC - ADR	5,627	220
Ltd. Class H			Thai Oil PCL	92,500	209
Shoprite Holdings, Ltd. - ADR	26,130	410	Valero Energy Corp.	1,445	93
SLC Agricola SA	36,907	228	YPF SA - ADR	22,207	574
Suedzucker AG	1,089	23
Sugi Holdings Co., Ltd. - GDR	500	25			9,868
Suntory Beverage & Food, Ltd.	600	27	Financial Services - 11.6%
Sysco Corp.	710	38	3i Group PLC	11,163	115
Tate & Lyle PLC	4,098	40	ABN AMRO Group NV(Þ)	1,117	29
Toyo Suisan Kaisha, Ltd.	700	26	Activia Properties, Inc.(ö)	47	224
Tyson Foods, Inc. Class A	577	37	Admiral Group PLC	1,215	32
Unicharm Corp.	1,100	27	ADO Properties SA(Þ)	1,942	71
Unilever PLC	569	29	Aedifica(ö)	554	44
Walgreens Boots Alliance, Inc.	1,682	146	Aegon NV	21,545	109
WH Group, Ltd.(Þ)	196,500	176	Affiliated Managers Group, Inc.	1,796	297
Whole Foods Market, Inc.	15,639	569	Aflac, Inc.	2,505	188
Wm Morrison Supermarkets PLC	31,601	98	Agricultural Bank of China, Ltd. Class H	786,000	362
X5 Retail Group NV - GDR(Æ)	11,127	392	AIA Group, Ltd.	100,600	697
		9,108	Alleghany Corp.(Æ)	184	112
Energy - 1.9%			Alliance Data Systems Corp.	2,828	706

Anadarko Petroleum Corp.	440	25	Allied Properties Real Estate Investment	7,101	191
			Trust(ö)
Areva SA(Æ)	5,681	26	Allied World Assurance Co. Holdings	1,806	96
Baker Hughes, Inc.	5,880	349	AG
BP PLC	18,847	108	Allstate Corp. (The)	2,428	197
Chevron Corp.	2,360	252	alstria office AG(ö)	13,340	176
Cloud Peak Energy, Inc.(Æ)	24,410	82	American Express Co.	1,484	118
Core Laboratories NV	3,812	423	American Financial Group, Inc.	1,065	104
Cosan SA Industria e Comercio	27,812	325	American Homes 4 Rent Class A(ö)	12,942	298
Denison Mines Corp.(Æ)	57,025	29	American International Group, Inc.	12,321	750
Enterprise Products Partners, LP	12,082	330	American National Insurance Co.	886	104
EOG Resources, Inc.	5,343	494	American Tower Corp.(ö)	16,317	2,054
ERG SpA	9,800	122	Ameris Bancorp	4,151	196
Exxon Mobil Corp.	4,779	390	AmTrust Financial Services, Inc.	1,693	27
Fission Uranium Corp.(Æ)	62,365	28	Aon PLC	377	45
Gazprom PAO	104,263	251	Aozora Bank, Ltd.	23,000	84
Gazprom PJSC - ADR	64,833	308	Apple Hospitality REIT, Inc.(ö)	5,077	95
Hess Corp.	679	33	Arch Capital Group, Ltd.(Æ)	1,561	151
JX Holdings, Inc.	8,100	37	Arthur J Gallagher & Co.	855	48
KazMunaiGas Exploration Production	7,409	72	Artisan Class Partners A Asset Management, Inc.	12,913	378
Kinder JSC - Morgan, GDR(Æ) Inc.	70,034	1,445	Aspen Insurance Holdings, Ltd.	1,894	99
Lukoil PJSC - ADR	11,039	548	Assura PLC(ö)	146,400	116
Marathon Petroleum Corp.	4,656	237	Assurant, Inc.	356	34
Newfield Exploration Co.(Æ)	7,595	263	Athene Holding Ltd. Class A(Æ)	527	28
Occidental Petroleum Corp.	1,761	108	AvalonBay Communities, Inc.(ö)	2,925	555
OMV AG	2,595	119	Aviva PLC	4,350	30
PetroChina Co., Ltd. Class H	256,000	180	AXA SA	8,731	233
Phillips 66	1,479	118	Axis Capital Holdings, Ltd.	2,229	147
Pioneer Natural Resources Co.	1,053	182	Banco Bilbao Vizcaya Argentaria SA	3,863	31
			- ADR
Precision Drilling Corp.(Æ)	21,773	87	Banco Santander SA - ADR	7,338	48

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 665

Russell Investment Company
Multi-Asset Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Bancolombia SA - ADR	1,170	46	Douglas Emmett, Inc.(ö)	6,077	229
Bank of America Corp.	23,960	559	Dundee Corp. Class A(Æ)	16,768	39
Bank of China, Ltd. Class H	811,000	392	DuPont Fabros Technology, Inc.(ö)	3,916	202
Bank of New York Mellon Corp. (The)	2,472	116	Education Realty Trust, Inc.(ö)	5,383	209
Bank Rakyat Indonesia Persero Tbk PT	102,900	99	Empire State Realty Trust, Inc. Class	8,864	184
Bankinter SA	3,498	31	A(ö)
Barclays PLC	76,300	208	Entra ASA(Þ)	8,855	102
BB&T Corp.	2,307	100	Equifax, Inc.	205	28
Berkshire Hathaway, Inc. Class B(Æ)	2,234	369	Equinix, Inc.(ö)	3,454	1,443
BGEO Group PLC	1,342	63	Equity LifeStyle Properties, Inc. Class	2,471	200
			A(ö)
Big Yellow Group PLC(ö)	16,647	167	Erie Indemnity Co. Class A	224	28
BlackRock, Inc. Class A	724	278	Erste Group Bank AG	869	31
Blackstone Group, LP (The)	34,470	1,063	Essex Property Trust, Inc.(ö)	1,597	390
BM&FBovespa SA - Bolsa de Valores	58,759	353	Etalon Group, Ltd. - GDR(Æ)	30,502	117
BNP Mercadorias Paribas SA e Futuros(Æ)	563	40	Everest Re Group, Ltd.	768	193
Brixmor Property Group, Inc.(ö)	6,485	128	Extra Space Storage, Inc.(ö)	3,199	242
Brookline Bancorp, Inc.	2,052	30	Fastighets AB Balder Class B(Æ)	3,188	71
Brown & Brown, Inc.	2,127	91	Fifth Third Bancorp	988	24
BTG Pactual Group(Æ)	12,638	74	First American Financial Corp.	829	36
Buwog AG(Æ)	6,613	179	Fiserv, Inc.(Æ)	230	27
Capital One Financial Corp.	5,067	407	FleetCor Technologies, Inc.(Æ)	2,749	388
CBRE Group, Inc. Class A(Æ)	16,680	597	FNF Group	1,137	47
Charles Schwab Corp. (The)	19,694	765	Franklin Resources, Inc.	4,528	195
Cheung Kong Property Holdings, Ltd.	40,500	290	Fubon Financial Holding Co., Ltd.	78,000	122
China CITIC Bank Corp., Ltd. Class H	429,000	272	Gecina SA(ö)	1,143	163
China Everbright, Ltd.	54,000	123	Gentera SAB de CV	37,776	63
China Resources Land, Ltd.	18,000	50	GEO Group, Inc. (The)(ö)	3,986	133
Chongqing Rural Commercial Bank Co.,	151,000	104	Global Logistic Properties, Ltd.	17,100	35
Ltd. Class H			Goldman Sachs Group, Inc. (The)	163	36
Chubb, Ltd.	3,808	524	Goodman Group(ö)	43,262	262
Chugoku Bank, Ltd. (The)	1,700	25	Guoco Group, Ltd.	8,000	92
CIFI Holdings Group Co., Ltd.	452,000	163	Hachijuni Bank, Ltd. (The)	4,400	26
Cincinnati Financial Corp.	1,291	93	Haci Omer Sabanci Holding AS	52,752	157
CIT Group, Inc.	641	30	Hana Financial Group, Inc.	21,030	723
Citigroup, Inc.	22,750	1,345	Hang Lung Properties, Ltd. - ADR	103,000	270
Close Brothers Group PLC	6,452	141	Hannover Rueck SE	1,718	206
CME Group, Inc. Class A	5,547	645	Hanover Insurance Group, Inc. (The)	405	36
CNA Financial Corp.	904	41	Hartford Financial Services Group, Inc.	2,198	106
Corporate Office Properties Trust(ö)	4,462	146	HCP, Inc.(ö)	14,669	460
Cousins Properties, Inc.(ö)	27,805	236	HDFC Bank, Ltd. - ADR	9,188	732
Credicorp, Ltd.	312	48	Hiscox, Ltd.	3,661	54
Credit Agricole SA	2,123	32	Hispania Activos Inmobiliarios SOCIMI	8,035	121
Credit Saison Co., Ltd.	1,400	25	SA(ö)
Crown Castle International Corp.(ö)	2,311	219	HSBC Holdings PLC	11,391	94
CyrusOne, Inc.(ö)	2,890	158	Hulic Reit, Inc.(ö)	33	53
Daiwa Securities Group, Inc.	4,000	24	Huntington Bancshares, Inc.	28,574	367
Danske Bank A/S	4,246	154	ICICI Bank, Ltd. - ADR	12,341	106
Deutsche Bank AG	11,877	215	Immofinanz AG	103,825	216
Deutsche Wohnen AG	9,534	326	Industrial & Commercial Bank of China,	523,000	341
			Ltd. Class H
Dexus Property Group(Æ)(ö)	57,383	438	ING Groep NV	7,976	130
Digital Realty Trust, Inc.(ö)	1,766	203	Interactive Brokers Group, Inc. Class A	16,584	578
Dime Community Bancshares, Inc.	2,028	39	Intercontinental Exchange, Inc.	8,612	518
Discover Financial Services	561	35	Intermediate Capital Group PLC(Æ)	3,829	39
DNB ASA	16,585	259	International Bancshares Corp.	5,233	196
Dongbu Insurance Co., Ltd.	3,837	229	Investec PLC	6,173	46

See accompanying notes which are an integral part of the financial statements.

666 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Itau Unibanco Holding SA - ADR	21,244	261	Progressive Corp. (The)	3,346		133
Jack Henry & Associates, Inc.	999	97	Prologis, Inc.(ö)	3,544		193
Japan Post Bank Co., Ltd.	2,100	26	Prudential Financial, Inc.	1,084		116
Japan Post Holdings Co., Ltd.	3,600	45	Public Storage(ö)	1,264		265
Japan Post Insurance Co., Ltd.	1,100	25	Quality Care Properties, Inc.(Æ)(ö)	2,193		38
Japan Retail Fund Investment Corp.(ö)	97	190	Realogy Holdings Corp.	16,665		509
JPMorgan Chase & Co.	6,317	550	Realty Income Corp.(ö)	5,932		346
Jyske Bank A/S	513	27	Regions Financial Corp.	1,778		24
KB Financial Group, Inc.	17,006	746	Reinsurance Group of America, Inc.	1,077		135
KBC Groep NV	539	39	Class A
Kenedix Office Investment Corp. Class	21	119	RenaissanceRe Holdings, Ltd.	886		126
A(ö)			Royal Bank of Scotland Group PLC(Æ)	266,939		917
Kilroy Realty Corp.(ö)	2,446	173	Saga PLC	48,354		131
Kinnevik AB(Æ)	41,552	1,108	Sanlam, Ltd.	34,741		184
Klepierre - GDR(ö)	7,304	287	SBA Communications Corp.(Æ)(ö)	5,088		644
Lazard, Ltd. Class A	729	31	Sberbank of Russia PJSC Class T	39,852		116
Legal & General Group PLC	9,377	30	Sberbank of Russia PJSC - ADR	55,470		659
Leucadia National Corp.	4,365	111	SBI Holdings, Inc.	1,900		26
Lincoln National Corp.	390	26	Scentre Group(ö)	28,475		92
Link Real Estate Investment Trust(ö)	17,000	122	SCOR SE - ADR	882		35
Loews Corp.	2,990	139	Segro PLC(ö)	43,885		276
LondonMetric Property PLC(ö)	54,322	118	Siam Commercial Bank PCL (The)	44,100		198
M&T Bank Corp.	593	92	Simon Property Group, Inc.(ö)	2,876		475
Macquarie Group, Ltd.	2,483	172	Skandinaviska Enskilda Banken AB	9,025		104
Marsh & McLennan Cos., Inc.	1,474	109	Class A
MasterCard, Inc. Class A	12,492	1,453	SL Green Realty Corp.(ö)	3,640		382
MBIA, Inc.(Æ)	75,051	630	Southwest Bancorp, Inc.	4,059		105
Melker Schorling AB	454	29	SpareBank 1 SR-Bank ASA	18,689		147
Merlin Properties Socimi SA(ö)	5,499	65	Sprott, Inc.	135,715		234
Mitsubishi UFJ Financial Group, Inc.	34,800	222	Standard Chartered PLC(Æ)	21,449		200
Mitsui Fudosan Co., Ltd.	23,000	507	State Street Corp.	338		28
Mizuho Financial Group, Inc.	45,900	84	Sumitomo Mitsui Financial Group, Inc.	700		26
Morgan Stanley	1,652	72	Sumitomo Realty & Development Co.,	6,000		162
			Ltd.
Morningstar, Inc.	338	25	Sun Communities, Inc.(ö)	4,376		366
Moscow Exchange MICEX-RTS PJSC	58,704	119	Sun Hung Kai Properties, Ltd.	18,000		270
MS&AD Insurance Group Holdings, Inc.	800	26	Sunstone Hotel Investors, Inc.(ö)	10,934		163
Muenchener Rueckversicherungs-	993	190	SunTrust Banks, Inc.	632		36
New Gesellschaft China Life AG Insurance in Muenchen Co., Ltd.			Svenska Handelsbanken AB Class A	16,117		229
Class H	62,900	310	Svenska Handelsbanken AB Class B	1,940		27
Nippon Building Fund, Inc.(ö)	15	80	Swedbank AB Class A	4,358		103
Old Republic International Corp.	2,271	47	Synchrony Financial	8,228		229
ORIX Corp.	13,300	203	TD Ameritrade Holding Corp.	11,452		438
OTP Bank PLC	3,535	99	TLG Immobilien AG	6,824		138
Parkway, Inc.(ö)	5,839	118	Tokyo Tatemono Co., Ltd.	20,200		276
PAX Global Technology, Ltd.	173,000	107	Torchmark Corp.	2,056		158
PayPal Holdings, Inc.(Æ)	752	36	TransUnion(Æ)	6,902		276
Phoenix Group Holdings	4,417	42	Travelers Cos., Inc. (The)	1,649		201
PICC Property & Casualty Co., Ltd.	212,000	341	Tryg A/S	1,461		28
Class H			Turkiye Is Bankasi Class C	137,539		271
Ping An Insurance Group Co. of China,	50,500	284	UBS Group AG(Æ)	1,723		29
PNC Ltd. Financial Class H Services Group, Inc.			UDR, Inc.(ö)	9,507		355
(The)	3,261	391	UNITE Group PLC (The)(ö)	16,150		135
Popular, Inc.	7,090	297	United Overseas Bank, Ltd.	12,700		199
Poste Italiane SpA(Þ)	4,083	28	Unum Group	2,032		94
Powszechny Zaklad Ubezpieczen SA	16,330	180	Uranium Participation Corp.(Æ)	91,801		264
Principal Financial Group, Inc.	1,510	98

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 667

Russell Investment Company
Multi-Asset Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
US Bancorp	2,821	145	LifePoint Health, Inc.(Æ)	420	26
Validus Holdings, Ltd.	754	42	Medipal Holdings Corp.	2,500	41
Visa, Inc. Class A	17,459	1,593	Medtronic PLC	1,643	137
Vornado Realty Trust(ö)	4,149	399	Merck & Co., Inc.	2,443	152
Voya Financial, Inc.	2,523	94	Mitsubishi Tanabe Pharma Corp.	5,200	106
Webster Financial Corp.	3,519	179	Novartis AG	6,469	498
Weingarten Realty Investors(ö)	6,958	228	Novo Nordisk A/S Class B	14,716	572
Wells Fargo & Co.	8,817	475	Ono Pharmaceutical Co., Ltd.	7,900	163
Western Union Co. (The)	9,856	196	Orion OYJ Class A	527	30
Workspace Group PLC(ö)	2,875	32	Orion OYJ Class B	592	34
Worldpay Group PLC(Þ)	50,404	196	Patterson Cos., Inc.	609	27
WR Berkley Corp.	1,910	130	Pfizer, Inc.	10,285	349
XL Group, Ltd.	3,980	167	Protek PJSC	17,678	32
Yamaguchi Financial Group, Inc.	7,000	78	Quest Diagnostics, Inc.	3,323	351
		59,103	Regeneron Pharmaceuticals, Inc.(Æ)	2,135	829
			Rhoen Klinikum AG	1,030	29
Health Care - 2.9%			Roche Holding AG	1,206	315
Abbott Laboratories	21,468	937	Sanofi - ADR	2,299	217
AbbVie, Inc.	421	28	Sawai Pharmaceutical Co., Ltd.	600	33
Abiomed, Inc.(Æ)	1,642	214	Smith & Nephew PLC	6,208	102
Aetna, Inc.	205	28	Straumann Holding AG	91	48
Alfresa Holdings Corp.	1,500	27	Stryker Corp.	818	112
Align Technology, Inc.(Æ)	7,650	1,030	Suzuken Co., Ltd.	3,000	99
Allergan PLC(Æ)	979	239	Taisho Pharmaceutical Holdings Co.,	800	66
Anthem, Inc.	1,561	278	Ltd.
Astellas Pharma, Inc.	7,000	92	Teva Pharmaceutical Industries, Ltd.	5,942	188
			- ADR
Bayer AG	1,547	191	Thermo Fisher Scientific, Inc.	180	30
BioMarin Pharmaceutical, Inc.(Æ)	4,054	389	UCB SA	1,672	130
Bio-Rad Laboratories, Inc. Class A(Æ)	482	105	UnitedHealth Group, Inc.	2,430	425
Bristol-Myers Squibb Co.	23,815	1,335	Varian Medical Systems, Inc.(Æ)	312	28
Cardinal Health, Inc.	333	24	William Demant Holding A/S(Æ)	1,397	32
Cerner Corp.(Æ)	5,459	353	Zimmer Biomet Holdings, Inc.	833	100
Cigna Corp.	177	28			14,773
Coloplast A/S Class B	5,084	435
Cooper Cos., Inc. (The)	139	28	Materials and Processing - 2.4%
Daiichi Sankyo Co., Ltd.	4,200	93	Air Water, Inc.	1,400	27
DaVita HealthCare Partners, Inc.(Æ)	403	28	AptarGroup, Inc.	356	29
Edwards Lifesciences Corp.(Æ)	3,940	432	ArcelorMittal(Æ)	18,215	143
Eisai Co., Ltd.	4,800	252	Arkema SA	287	30
Eli Lilly & Co.	357	29	Asahi Kasei Corp.	2,000	19
Endo International PLC(Æ)	48,159	547	Atkore International Group, Inc.(Æ)	1,414	37
Essilor International SA	234	30	Babcock International Group PLC	2,479	29
Fluidigm Corp.(Æ)	5,283	26	Barrick Gold Corp.	10,524	176
Fresenius Medical Care AG & Co.	525	47	BASF SE	2,012	196
Fresenius SE & Co. KGaA	1,611	131	Bemis Co., Inc.	557	25
Galenica AG	33	36	BHP Billiton PLC - ADR	6,342	195
Genmab A/S(Æ)	3,110	620	Brenntag AG	489	29
Gilead Sciences, Inc.	651	45	Cameco Corp. Class A	52,360	501
HCA Holdings, Inc.(Æ)	312	26	Caverion Corp.(Æ)	5,829	48
Henry Schein, Inc.(Æ)	189	33	CCL Industries, Inc. Class B	547	127
Hologic, Inc.(Æ)	2,942	133	Centerra Gold, Inc.	33,268	172
Illumina, Inc.(Æ)	1,741	322	CRH PLC	2,883	105
Intuitive Surgical, Inc.(Æ)	542	453	Croda International PLC	839	41
Johnson & Johnson	3,185	393	Crown Holdings, Inc.(Æ)	511	29
Laboratory Corp. of America	248	35	Dow Chemical Co. (The)	1,667	105
Holdings(Æ)

See accompanying notes which are an integral part of the financial statements.

668 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value			Amount ($)	Value
	or Shares	$			or Shares	$
Dundee Precious Metals, Inc.(Æ)	50,589		101	Synthos SA	31,554	44
Ecolab, Inc.	217		28	Toray Industries, Inc.	3,000	27
EI du Pont de Nemours & Co.	2,133		170	Turquoise Hill Resources, Ltd.(Æ)	61,334	167
Evonik Industries AG	1,222		41	Vedanta, Ltd. - ADR	11,083	168
Fastenal Co.	7,776		347	Voestalpine AG	656	27
Gabriel Resources, Ltd.(Æ)	1,469,842		393	Wolseley PLC - ADR	562	36
Glencore PLC(Æ)	69,727		273	Yara International ASA	5,396	200
Grupo Cementos de Chihuahua SAB	21,640		103			12,314
de CV
HeidelbergCement AG	400		37	Producer Durables - 5.0%
Holmen AB Class B	740		31	3M Co.	694	136
Imerys SA	2,464		212	Abertis Infraestructuras SA	58,327	1,025
Impala Platinum Holdings, Ltd.(Æ)	45,869		148	Accenture PLC Class A	739	90
Ingersoll-Rand PLC	1,220		108	Acciona SA	369	30
International Paper Co.	6,659		359	ACS Actividades de Construccion y
Ivanhoe Mines, Ltd. Class A(Æ)	37,610		132	Servicios SA	1,097	41
Johnson Matthey PLC	749		29	Aena SA(Þ)	4,245	749
KGHM Polska Miedz SA	7,915		252	AerCap Holdings NV(Æ)	597	27
Kingboard Chemical Holdings, Ltd.	30,500		110	Aeroports de Paris	1,593	212
Kinross Gold Corp.(Æ)	87,582		306	Airbus Group SE	3,431	277
Kumho Petrochemical Co., Ltd.	3,226		216	Allegion PLC	573	45
Kuraray Co., Ltd.	2,500		40	ANA Holdings, Inc.	32,000	96
Lanxess AG	2,915		210	Andritz AG	4,291	238
LG Chem, Ltd.	839		202	Atlantia SpA	39,815	1,009
Linde AG	1,189		214	Atlas Copco AB Class A	1,168	44
Luks Group Vietnam Holdings Co., Ltd.	76,000		27	Atlas Copco AB Class B	897	30
Lundin Gold, Inc.(Æ)	40,938		177	BAE Systems PLC	3,422	28
LyondellBasell Industries NV Class A	301		26	BBA Aviation PLC	54,386	219
Methanex Corp.	4,113		189	Boeing Co. (The)	620	115
MHP SA - GDR	30,043		310	Bollore SA	8,521	35
Mitsubishi Logistics Corp.	4,000		52	Bucher Industries AG	100	32
MMC Norilsk Nickel PJSC - ADR	12,409		190	Canon, Inc.	3,100	103
Monsanto Co.	879		103	Carlisle Cos., Inc.	259	26
New Gold, Inc.(Æ)	33,050		94	CCR SA	62,546	349
Newcrest Mining, Ltd.	31,734		507	Central Japan Railway Co.	500	84
NexGen Energy, Ltd.(Æ)	18,861		41	CH Robinson Worldwide, Inc.	343	25
Northern Dynasty Minerals, Ltd.(Æ)	132,446		211	China Merchants Port Holdings Co., Ltd.	242,000	692
Novagold Resources, Inc.(Æ)	9,327		39	China Railway Group, Ltd. Class H	168,000	142
Novolipetsk Steel PJSC - GDR	8,053		152	Cintas Corp.	717	88
Platform Specialty Products Corp.(Æ)	31,704		449	COSCO SHIPPING Ports, Ltd.	442,000	484
POSCO	1,760		416	CoStar Group, Inc.(Æ)	1,499	361
Praxair, Inc.	1,643		205	CSX Corp.	13,488	686
PTT Global Chemical PCL	73,600		160	Cummins, Inc.	245	37
Royal Gold, Inc.	3,867		273	Danaher Corp.	1,972	164
RPC Group PLC	21,838		229	Danone SA	6,012	420
Safestore Holdings PLC(ö)	9,232		48	Deere & Co.	244	27
Seabridge Gold, Inc.(Æ)	3,622		37	Deutsche Lufthansa AG	1,814	31
Shin-Etsu Chemical Co., Ltd.	1,600		139	Diana Shipping, Inc.(Æ)	25,183	100
Showa Denko KK	11,800		226	DSV A/S	1,060	59
Siemens AG	2,903		417	East Japan Railway Co.	18,300	1,637
Silver Wheaton Corp.	12,310		246	Eaton Corp. PLC	2,218	168
Smiths Group PLC	1,440		31	Expeditors International of Washington,	483	27
Solvay SA	1,643		209	Inc.
Sonoco Products Co.	803		42	Fimalac	239	28
Summit Materials, Inc. Class A(Æ)	1,514		39	Fortive Corp.	519	33
Symrise AG	3,378		236	General Dynamics Corp.	1,557	302

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 669

Russell Investment Company
Multi-Asset Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
General Electric Co.	1,421	41	Shimizu Corp.	2,000	19
Georg Fischer AG	29	27	Skanska AB Class B	1,137	27
GKN PLC	5,945	28	Sojitz Corp.	38,800	99
Golden Ocean Group, Ltd.(Æ)	14,970	116	Stagecoach Group PLC	13,444	35
Groupe Eurotunnel SE	82,183	903	Stanley Black & Decker, Inc.	380	52
Grupo Aeroportuario del Pacifico SAB de	31,950	329	Taisei Corp.	29,000	221
CV Class B			Temp Holdings Co., Ltd.	5,700	107
Guangshen Railway Co., Ltd. Class H	274,000	149	Textron, Inc.	563	26
Hakuhodo DY Holdings, Inc.	2,200	27	Toppan Printing Co., Ltd.	8,000	80
Hankyu Hanshin Holdings, Inc.	800	26	Transurban Group - ADR(Æ)	194,047	1,773
Hexagon AB Class B	685	30	Trimble Navigation, Ltd.(Æ)	8,937	317
Hochtief AG	168	30	Tsakos Energy Navigation, Ltd.	22,644	104
Honeywell International, Inc.	1,073	141	Union Pacific Corp.	4,045	453
Hubbell, Inc. Class B	225	25	United Continental Holdings, Inc.(Æ)	458	32
IHS Markit, Ltd.(Æ)	28,886	1,254	United Technologies Corp.	1,547	184
Illinois Tool Works, Inc.	867	120	Vinci SA	2,555	218
Japan Steel Works, Ltd. (The)	22,000	353	Waste Management, Inc.	1,973	144
Jiangsu Expressway Co., Ltd. Class H	370,000	546	Weir Group PLC (The)	4,804	124
Johnson Controls International PLC	657	27	WESCO International, Inc.(Æ)	2,830	172
Kajima Corp.	14,000	95	West Japan Railway Co.	2,100	140
Kamigumi Co., Ltd.	44,000	401	WorleyParsons, Ltd.(Æ)	13,678	116
Kansas City Southern	11,947	1,076	Xerox Corp.	26,300	189
KBR, Inc.	2,515	35
Komatsu, Ltd.	10,000	267			25,471
Kone OYJ Class B	4,573	210	Technology - 6.0%
Konecranes OYJ	5,489	229	AAC Technologies Holdings, Inc.	20,500	300
Koninklijke Vopak NV	932	42	Adobe Systems, Inc.(Æ)	6,705	897
Kurita Water Industries, Ltd.	6,800	176	Advanced Micro Devices, Inc.(Æ)	24,788	330
L3 Technologies, Inc.	161	28	Advanced Semiconductor Engineering,
Lockheed Martin Corp.	348	94	Inc.	145,000	182
Loomis AB Class B	4,000	145	Alibaba Group Holding, Ltd. - ADR(Æ)	10,556	1,220
Macquarie Infrastructure Corp.	355	29	Alphabet, Inc. Class A(Æ)	1,998	1,846
Marubeni Corp.	14,100	87	Alphabet, Inc. Class C(Æ)	1,494	1,354
McGraw Hill Financial, Inc.	4,636	622	Amdocs, Ltd.	1,479	91
Meggitt PLC	16,639	100	Amphenol Corp. Class A	1,500	108
Middleby Corp.(Æ)	2,843	387	Ansys, Inc.(Æ)	316	35
Milacron Holdings Corp.(Æ)	1,718	32	Apple, Inc.	11,597	1,665
Mitsubishi Corp.	18,000	388	Applied Materials, Inc.	2,367	96
Mitsui & Co., Ltd.	34,100	482	Arrow Electronics, Inc.(Æ)	369	26
Nagoya Railroad Co., Ltd.	5,000	23	Assa Abloy AB Class B	1,410	31
Nifco, Inc.	500	25	Atos SE	943	124
Nippon Express Co., Ltd.	5,000	27	Autodesk, Inc.(Æ)	2,974	268
Northrop Grumman Corp.	501	123	Avnet, Inc.	5,553	215
Obayashi Corp.	3,200	31	Baidu, Inc. - ADR(Æ)	4,380	789
Orbital ATK, Inc.	320	32	Broadcom, Ltd.	810	179
Organo Corp.	26,000	119	Brocade Communications Systems, Inc.	9,930	125
Park24 Co., Ltd.	1,600	41	CA, Inc.	844	28
Paychex, Inc.	754	45	Capgemini SA	1,120	112
Publicis Groupe SA - ADR	650	47	China Unicom Hong Kong, Ltd.	460,000	596
Raytheon Co.	762	118	Chipbond Technology Corp.	80,000	119
Rentokil Initial PLC	51,269	165	Cisco Systems, Inc.	8,623	294
Republic Services, Inc. Class A	1,921	121	Conduent, Inc.(Æ)	2,299	37
Rockwell Collins, Inc.	1,694	176	Corning, Inc.	4,484	129
Roper Technologies, Inc.	173	38	Criteo SA - ADR(Æ)	11,970	651
Royal Mail PLC	5,547	29	Dolby Laboratories, Inc. Class A	850	45
Sandvik AB	1,929	31	DXC Technology Co.	649	49

See accompanying notes which are an integral part of the financial statements.

670 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
EchoStar Corp. Class A(Æ)	506	29	Virgin Money Holdings UK PLC Class A	105,891	435
Facebook, Inc. Class A(Æ)	15,963	2,397	VMware, Inc. Class A(Æ)	1,184	111
GN Store Nord A/S	1,798	47	Vodafone Group PLC	38,638	100
Harris Corp.	245	27	Web.com Group, Inc.(Æ)	10,222	197
Hewlett Packard Enterprise Co.	7,565	141	Weibo Corp. - ADR(Æ)	1,947	109
Hikari Tsushin, Inc.	700	67	Workday, Inc. Class A(Æ)	5,839	510
Hollysys Automation Technologies, Ltd.	1,551	25	Yahoo!, Inc.(Æ)	588	28
Hon Hai Precision Industry Co., Ltd.	106,000	347	Yandex NV Class A(Æ)	18,114	495
Hua Hong Semiconductor, Ltd.(Þ)	171,000	242			30,345
Iliad SA	2,957	718
Infineon Technologies AG - ADR	1,956	40	Utilities - 4.6%
Infosys, Ltd. - ADR	36,360	529	ALLETE, Inc.	3,010	210
Infrastrutture Wireless Italiane SpA(Þ)	51,243	284	Alliant Energy Corp.	7,543	297
Intel Corp.	10,203	369	Ameren Corp.	2,028	111
International Business Machines Corp.	1,129	181	American Electric Power Co., Inc.	19,678	1,335
Itochu Techno-Solutions Corp.	1,000	29	American Water Works Co., Inc.	358	29
Juniper Networks, Inc.	976	29	AT&T, Inc.	7,123	282
Just Eat PLC(Æ)	51,380	384	Atmos Energy Corp.	352	29
Leidos Holdings, Inc.	513	27	Bezeq The Israeli Telecommunication	14,440	24
LG Innotek Co., Ltd.	1,594	184	Corp., Ltd.
Mail.Ru Group, Ltd. - GDR(Æ)	5,448	143	CenterPoint Energy, Inc.	1,268	36
Match Group, Inc.(Æ)	1,627	30	Centrais Eletricas Brasileiras SA(Æ)	99,011	564
Microchip Technology, Inc.	5,611	424	CenturyLink, Inc.	1,204	31
Microsoft Corp.	10,373	710	Chubu Electric Power Co., Inc.	3,600	48
Mitsubishi Electric Corp.	5,500	77	Cia de Saneamento Basico do Estado de	14,997	138
			Sao Paulo(Æ)

MYOB Group, Ltd.	93,125	245	Cia de Saneamento de Minas	11,605	132
NetEase, Inc. - ADR	981	260	Gerais-COPASA(Æ)
Nintendo Co., Ltd.	1,100	277	CMS Energy Corp.	2,406	109
Nokia OYJ - ADR	28,942	166	Consolidated Edison, Inc.	1,353	107
NTT DOCOMO, Inc.	4,000	96	Deutsche Telekom AG	11,396	200
NVC Lighting Holdings, Ltd.	306,000	35	Dominion Resources, Inc.	15,523	1,202
Oracle Corp.	18,016	810	DTE Energy Co.	1,157	121
Pegatron Corp.	69,000	203	Duke Energy Corp.	1,865	154
QUALCOMM, Inc.	496	27	Edison International	1,272	102
Quanta Computer, Inc.	85,000	176	El Paso Electric Co.	3,808	196
Realtek Semiconductor Corp.	74,000	250	Electricite de France SA	44,091	369
Red Hat, Inc.(Æ)	4,610	406	Enagas SA	4,024	106
Salesforce.com, Inc.(Æ)	5,271	454	Enbridge, Inc.	37,577	1,557
Samsung Electronics Co., Ltd.	792	1,547	Encana Corp.	15,143	162
Sanshin Electronics Co., Ltd.	3,800	45	Enel SpA	29,004	138
SAP SE - ADR	7,424	745	Energias de Portugal SA	33,493	111
ServiceNow, Inc.(Æ)	6,014	568	Engie SA	15,403	217
Software AG	714	31	Entergy Corp.	1,229	94
SS&C Technologies Holdings, Inc.	7,190	264	Eversource Energy	19,471	1,157
Taiwan Semiconductor Manufacturing	7,958	263	Exelon Corp.	2,613	90
Co., Ltd. - ADR			Federal Grid PJSC	85,510,557	295
Taiwan Semiconductor Manufacturing	68,000	437	FirstEnergy Corp.	869	26
TE Co. Connectivity, , Ltd. Ltd.	362	28	Fortum OYJ	6,966	101
Telekomunikasi Indonesia Persero Tbk	252,300	83	Freenet AG	6,289	197
PT			Gran Tierra Energy, Inc.(Æ)	23,722	60
Tencent Holdings, Ltd.	30,500	955	Great Plains Energy, Inc.	1,229	36
Texas Instruments, Inc.	577	46	Hawaiian Electric Industries, Inc.	1,076	36
Tim Participacoes SA	43,376	140	Huaneng Renewables Corp., Ltd. Class	404,000	141
Tripod Technology Corp.	29,000	82	H
Ultimate Software Group, Inc.(Æ)	1,480	300	Iberdrola SA	25,251	182
			KDDI Corp.	9,200	244

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 671

Russell Investment Company
Multi-Asset Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$			or Shares		$
KT Corp.	10,413	295	Samsung Electronics Co., Ltd.		153		236
KT Corp. - ADR	12,210	203
MEG Energy Corp. Class A(Æ)	39,178	177	Utilities - 0.0%
MTN Group, Ltd.	48,940	464	Centrais Eletricas Brasileiras SA		6,352		46
National Grid PLC	172,088	2,228
NextEra Energy, Inc.	14,675	1,959	Total Preferred Stocks
Nippon Telegraph & Telephone Corp.	2,300	98	(cost $1,192)				1,170
NiSource, Inc.	13,296	322
Osaka Gas Co., Ltd.	10,000	37	Options Purchased - 0.1%
PG&E Corp.	24,071	1,614	(Number of Contracts)
Pinnacle West Capital Corp.	1,119	95	Fannie Mae Bonds
Power Assets Holdings, Ltd.	32,000	288	Jun 2017 99.25 Call (1)	USD	47,000	(ÿ)	404
PPL Corp.	3,186	121	Swaptions
Public Service Enterprise Group, Inc.	2,215	98	(Fund Receives/Fund
Rubis SCA	2,865	291	Pays)
			USD 3 Month LIBOR/ USD
RusHydro PJSC	14,583,631	229	2.152%
RusHydro PJSC - ADR	87,799	131	May 2017 Call (0)	USD	3,988	(ÿ)	13
RWE AG(Æ)	1,840	30	Total Options Purchased
SCANA Corp.	418	28	(cost $303)				417
Scottish & Southern Energy PLC	19,325	348
Sempra Energy	372	42	Short-Term Investments - 18.9%
Snam Rete Gas SpA	23,486	104	Avaya, Inc. 1st Lien Term Loan B4
Southern Co. (The)	2,708	135	8.500% due 01/23/18 (Ê)		250		256
Suez Environnement Co.	2,714	45	Poland Government Bond
TDC AS	5,184	28	Series 1017
Telefonica SA - ADR	9,285	102	5.250% due 10/25/17	PLN	12,270		3,219
Telenor ASA	1,983	32	Romania Government Bond
TIM Participacoes SA - ADR	5,182	83	Series 10YR
Tohoku Electric Power Co., Inc.	2,800	37	6.750% due 06/11/17 (~)	RON	4,800		1,160
Tokyo Gas Co., Ltd.	121,000	563	Sprint Communications, Inc.
UGI Corp.	4,840	243	8.375% due 08/15/17		400		407
United Utilities Group PLC	26,847	338	Tesco PLC
Vectren Corp.	741	44	Series REGS
Veolia Environnement SA	1,602	30	5.500% due 11/15/17		350		356
Verbund AG Class A	6,230	103	U.S. Cash Management Fund		86,830,678	(8)	86,849
Verizon Communications, Inc.	7,359	338	United States Treasury Bills
WEC Energy Group, Inc.	1,647	100	0.711% due 05/18/17 (ç)(~)(§)		98		98
Xcel Energy, Inc.	23,021	1,037	0.669% due 06/01/17 (~)		1,300		1,299
		23,236	0.743% due 07/06/17 (~)(§)		77		77
			0.744% due 07/13/17 (~)(§)		426		425
Total Common Stocks			0.770% due 07/20/17 (~)(§)		281		281
(cost $206,568)		212,820	0.975% due 10/26/17 (~)		1,800		1,791
Preferred Stocks - 0.2%			0.012% due 11/02/17 (ç)(~)		73		73
Consumer Discretionary - 0.0%
Volkswagen AG	193	31	Total Short-Term Investments
			(cost $96,222)				96,291
			Total Investments 102.3%
Consumer Staples - 0.0%
Ito En, Ltd.	1,500	28	(identified cost $513,839)				521,319

Financial Services - 0.2%			Other Assets and Liabilities,
Itau Unibanco Holding SA	47,064	582	Net - (2.3%)				(11,621)

Materials and Processing - 0.0%
Gerdau SA	80,406	247	Net Assets - 100.0%				509,698

Technology - 0.0%

See accompanying notes which are an integral part of the financial statements.

672 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
			Number of	Notional		Expiration	(Depreciation)
			Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures			16	EUR	1,653	05/17	40
Australia 10 Year Government Bond Futures			225	AUD	29,187	06/17	594
CAC40 Euro Index Futures			88	EUR	4,589	05/17	262
DAX Index Futures			14	EUR	4,364	06/17	166
EURO STOXX 50 Index Futures			83	EUR	2,912	06/17	151
FTSE/MIB Index Futures			10	EUR	1,015	06/17	55
Hang Seng Index Futures			31	HKD	38,070	05/17	73
IBEX 35 Index Futures			14	EUR	1,502	05/17	79
OMXS30 Index Futures			68	SEK	11,002	05/17	54
S&P Financial Select Sector Index Futures			34	USD	2,460	06/17	(87)
TOPIX Index Futures			28	JPY	428,400	06/17	(57)
United States 2 Year Treasury Note Futures			9	USD	1,949	06/17	7
United States 5 Year Treasury Note Futures			22	USD	2,605	06/17	36
United States 10 Year Treasury Note Futures			504	USD	63,362	06/17	1,163
United States Long Bond Futures			14	USD	2,142	06/17	81
United States Ultra Treasury Bond Futures			5	USD	815	06/17	4
Short Positions
Euro-Bund Futures			114	EUR	18,443	06/17	(325)
FTSE 100 Index Futures			12	GBP	860	06/17	18
Long Gilt Futures			118	GBP	15,136	06/17	(332)
MSCI Emerging Markets Mini Index Futures			278	USD	13,608	06/17	(101)
Russell 1000 Mini Index Futures			20	USD	1,320	06/17	(21)
S&P 500 E-Mini Index Futures			191	USD	22,734	06/17	(333)
S&P Mid 400 E-Mini Index Futures			12	USD	2,076	06/17	(37)
S&P/TSX 60 Index Futures			30	CAD	5,501	06/17	(31)
SPI 200 Index Futures			19	AUD	2,809	06/17	(59)
United States 2 Year Treasury Note Futures			91	USD	19,711	06/17	(67)
United States 5 Year Treasury Note Futures			7	USD	829	06/17	2
United States 10 Year Treasury Note Futures			16	USD	2,012	06/17	(22)
United States Ultra Treasury Bond Futures			2	USD	326	06/17	(7)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							1,306

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional		Expiration	Fair Value
	Call/Put	Contracts	Price	Amount		Date	$
Fannie Mae Bonds	Put	1	99.25	USD	47,000	06/06/17	(175)
Swaptions
(Fund Receives/Fund Pays)
USD 2.262%/USD 3 Month LIBOR	Call	1	0.00	USD	1,994	05/30/17	(13)
Total Liability for Options Written (premiums received $303)							(188)

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 673

Russell Investment Company
Multi-Asset Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Transactions in options written contracts for the period ended April 30, 2017 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding March 7, 2017	—	$—
Opened	8	535
Closed	(6)	(232)
Expired	—	—
Outstanding April 30, 2017	2	$303

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	691	AUD	926	05/15/17	2
Bank of America	USD	878	CAD	1,197	05/15/17	(1)
Bank of America	USD	753	CHF	746	05/15/17	(2)
Bank of America	USD	3,078	EUR	2,819	05/15/17	(5)
Bank of America	USD	341	EUR	317	06/21/17	6
Bank of America	USD	1,619	GBP	1,253	05/15/17	4
Bank of America	USD	933	HKD	7,255	05/15/17	—
Bank of America	USD	2,071	JPY	231,096	05/15/17	3
Bank of America	USD	1,772	KRW	2,010,879	05/15/17	(4)
Bank of America	USD	44	PLN	170	05/04/17	—
Bank of America	USD	1,621	TWD	48,932	05/15/17	1
Bank of America	AUD	266	USD	203	05/15/17	4
Bank of America	AUD	926	USD	691	06/07/17	(2)
Bank of America	CAD	356	USD	267	05/15/17	6
Bank of America	CAD	1,197	USD	878	06/07/17	1
Bank of America	CAD	850	USD	638	06/21/17	14
Bank of America	CHF	213	USD	213	05/15/17	(1)
Bank of America	CHF	746	USD	754	06/07/17	2
Bank of America	CNY	44,259	USD	6,344	06/21/17	(53)
Bank of America	EUR	8,525	USD	9,129	05/15/17	(162)
Bank of America	EUR	2,819	USD	3,082	06/07/17	5
Bank of America	EUR	4,300	USD	4,664	06/21/17	(32)
Bank of America	GBP	366	USD	458	05/15/17	(17)
Bank of America	GBP	1,253	USD	1,620	06/07/17	(4)
Bank of America	GBP	2,260	USD	2,826	06/21/17	(105)
Bank of America	HKD	2,071	USD	267	05/15/17	—
Bank of America	HKD	7,255	USD	934	06/07/17	—
Bank of America	JPY	69,257	USD	620	05/15/17	(2)
Bank of America	JPY	231,096	USD	2,072	06/07/17	(3)
Bank of America	KRW	112,306	USD	101	05/15/17	2
Bank of America	KRW	1,898,573	USD	1,707	05/15/17	38
Bank of America	KRW	84,312	USD	74	06/07/17	—
Bank of America	KRW	2,010,879	USD	1,772	06/07/17	4
Bank of America	KRW	19,430	USD	17	06/21/17	—
Bank of America	SEK	895	USD	100	05/15/17	(1)
Bank of America	SGD	123	USD	88	05/15/17	—
Bank of America	TWD	1,657	USD	55	05/15/17	—
Bank of America	TWD	47,275	USD	1,567	05/15/17	(1)
Bank of America	TWD	912	USD	30	06/07/17	—
Bank of America	TWD	48,932	USD	1,622	06/07/17	(2)
Bank of America	TWD	20,912	USD	677	06/21/17	(17)

See accompanying notes which are an integral part of the financial statements.

674 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	4,912	AUD	6,533	05/23/17	(21)
Bank of Montreal	USD	5,708	AUD	7,593	05/23/17	(25)
Bank of Montreal	USD	2,708	EUR	2,521	05/23/17	40
Bank of Montreal	DKK	34,691	USD	5,010	05/23/17	(76)
Bank of Montreal	EUR	5,420	USD	5,823	05/23/17	(86)
Bank of New York	USD	2,751	GBP	2,140	05/23/17	22
Bank of New York	USD	2,689	JPY	292,590	05/23/17	(63)
Bank of New York	JPY	629,068	USD	5,782	05/23/17	135
Bank of New York	SEK	44,757	USD	4,996	05/23/17	(62)
Citigroup	USD	691	AUD	926	05/15/17	2
Citigroup	USD	877	CAD	1,197	05/15/17	—
Citigroup	USD	753	CHF	746	05/15/17	(2)
Citigroup	USD	3,079	EUR	2,819	05/15/17	(7)
Citigroup	USD	163	EUR	150	06/21/17	1
Citigroup	USD	1,618	GBP	1,253	05/15/17	5
Citigroup	USD	933	HKD	7,255	05/15/17	—
Citigroup	USD	2,071	JPY	231,096	05/15/17	3
Citigroup	USD	1,501	JPY	166,300	06/21/17	(6)
Citigroup	AUD	926	USD	691	06/07/17	(2)
Citigroup	AUD	720	USD	548	06/21/17	10
Citigroup	CAD	1,197	USD	878	06/07/17	—
Citigroup	CAD	400	USD	299	06/21/17	6
Citigroup	CHF	746	USD	754	06/07/17	2
Citigroup	EUR	2,819	USD	3,083	06/07/17	6
Citigroup	GBP	1,253	USD	1,619	06/07/17	(5)
Citigroup	HKD	7,255	USD	934	06/07/17	—
Citigroup	JPY	231,096	USD	2,073	06/07/17	(3)
HSBC	USD	691	AUD	926	05/15/17	2
HSBC	USD	878	CAD	1,197	05/15/17	(1)
HSBC	USD	753	CHF	746	05/15/17	(3)
HSBC	USD	1,720	CNY	11,921	06/06/17	4
HSBC	USD	3,082	EUR	2,819	05/15/17	(9)
HSBC	USD	1,621	GBP	1,253	05/15/17	2
HSBC	USD	933	HKD	7,255	05/15/17	—
HSBC	USD	183	IDR	2,457,141	06/14/17	—
HSBC	USD	2,074	JPY	231,096	05/15/17	—
HSBC	USD	2,669	MXN	50,727	06/21/17	4
HSBC	USD	110	PLN	439	06/01/17	3
HSBC	USD	100	RON	426	06/30/17	2
HSBC	USD	140	THB	4,829	07/31/17	—
HSBC	USD	50	TRY	189	07/31/17	2
HSBC	USD	260	ZAR	3,596	06/30/17	6
HSBC	AUD	926	USD	691	06/07/17	(2)
HSBC	CAD	1,197	USD	878	06/07/17	1
HSBC	CHF	746	USD	754	06/07/17	3
HSBC	EUR	2,819	USD	3,086	06/07/17	10
HSBC	GBP	1,253	USD	1,622	06/07/17	(2)
HSBC	HKD	7,255	USD	934	06/07/17	—
HSBC	HUF	23,169	USD	80	07/31/17	(1)
HSBC	ILS	3,126	USD	860	07/31/17	(6)
HSBC	JPY	231,096	USD	2,075	06/07/17	—
JPMorgan Chase	USD	610	ARS	10,205	10/10/17	3
JPMorgan Chase	USD	468	CLP	311,688	10/30/17	(5)

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 675

Russell Investment Company
Multi-Asset Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	USD	100	COP	289,600	06/15/17	(2)
JPMorgan Chase	USD	471	CZK	11,469	11/03/17	—
JPMorgan Chase	USD	387	PLN	1,506	06/01/17	1
JPMorgan Chase	USD	426	RON	1,774	06/30/17	—
JPMorgan Chase	ARS	10,388	USD	660	10/10/17	35
JPMorgan Chase	ARS	11,048	USD	660	10/10/17	(3)
JPMorgan Chase	COP	2,426,490	USD	817	06/15/17	(2)
JPMorgan Chase	MXN	3,488	USD	183	06/21/17	(1)
JPMorgan Chase	TRY	561	USD	152	06/30/17	(3)
JPMorgan Chase	ZAR	4,114	USD	305	06/30/17	—
Royal Bank of Canada	USD	692	AUD	926	05/15/17	2
Royal Bank of Canada	USD	877	CAD	1,197	05/15/17	—
Royal Bank of Canada	USD	753	CHF	746	05/15/17	(2)
Royal Bank of Canada	USD	3,081	EUR	2,819	05/15/17	(8)
Royal Bank of Canada	USD	1,621	GBP	1,253	05/15/17	2
Royal Bank of Canada	USD	933	HKD	7,255	05/15/17	—
Royal Bank of Canada	USD	5,752	ILS	21,076	05/23/17	70
Royal Bank of Canada	USD	2,073	JPY	231,096	05/15/17	1
Royal Bank of Canada	USD	3,392	JPY	387,490	06/21/17	91
Royal Bank of Canada	USD	4,960	NZD	7,073	05/23/17	(106)
Royal Bank of Canada	AUD	926	USD	691	06/07/17	(2)
Royal Bank of Canada	CAD	1,197	USD	878	06/07/17	—
Royal Bank of Canada	CHF	2,691	USD	2,704	05/23/17	(4)
Royal Bank of Canada	CHF	4,979	USD	5,002	05/23/17	(8)
Royal Bank of Canada	CHF	746	USD	754	06/07/17	2
Royal Bank of Canada	EUR	2,819	USD	3,084	06/07/17	8
Royal Bank of Canada	GBP	3,624	USD	4,528	05/15/17	(167)
Royal Bank of Canada	GBP	1,253	USD	1,622	06/07/17	(2)
Royal Bank of Canada	HKD	7,255	USD	933	06/07/17	—
Royal Bank of Canada	ILS	9,803	USD	2,675	05/23/17	(33)
Royal Bank of Canada	JPY	682,109	USD	6,110	05/15/17	(12)
Royal Bank of Canada	JPY	231,096	USD	2,074	06/07/17	(2)
State Street	USD	636	CAD	850	06/21/17	(13)
State Street	USD	32	EUR	30	04/24/17	1
State Street	USD	105	EUR	97	05/03/17	—
State Street	USD	201	EUR	187	05/26/17	3
State Street	USD	405	EUR	377	05/26/17	6
State Street	USD	32	EUR	30	06/21/17	1
State Street	USD	32	EUR	30	06/21/17	1
State Street	USD	80	EUR	75	06/21/17	2
State Street	USD	80	EUR	75	06/21/17	2
State Street	USD	4,841	EUR	4,520	06/21/17	95
State Street	USD	3,613	GBP	2,890	06/21/17	136
State Street	USD	92	HKD	718	05/04/17	—
State Street	USD	146	JPY	16,233	05/08/17	—
State Street	USD	1,408	SEK	12,415	05/15/17	(5)
State Street	USD	1,223	SGD	1,708	05/15/17	(1)
State Street	AUD	148	USD	113	05/15/17	2
State Street	AUD	3,291	USD	2,515	05/15/17	51
State Street	AUD	82	USD	61	06/07/17	—
State Street	AUD	1,562	USD	1,177	06/21/17	8
State Street	CAD	46	USD	35	05/15/17	1
State Street	CAD	4,386	USD	3,289	05/15/17	76

See accompanying notes which are an integral part of the financial statements.

676 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	CAD	44	USD	32	06/07/17	—
State Street	CAD	907	USD	675	06/21/17	10
State Street	CAD	870	USD	651	06/23/17	13
State Street	CHF	148	USD	148	05/15/17	(1)
State Street	CHF	2,623	USD	2,628	05/15/17	(11)
State Street	CHF	115	USD	116	06/07/17	—
State Street	CNY	20,650	USD	2,975	06/21/17	(9)
State Street	EUR	847	USD	905	05/15/17	(18)
State Street	EUR	1,905	USD	2,040	05/15/17	(36)
State Street	EUR	227	USD	243	05/26/17	(5)
State Street	EUR	440	USD	482	05/26/17	2
State Street	EUR	525	USD	561	05/26/17	(12)
State Street	EUR	4,718	USD	5,046	05/26/17	(98)
State Street	EUR	490	USD	535	06/07/17	—
State Street	EUR	220	USD	239	06/21/17	(2)
State Street	EUR	250	USD	267	06/21/17	(6)
State Street	EUR	250	USD	271	06/21/17	(2)
State Street	EUR	250	USD	271	06/21/17	(2)
State Street	EUR	350	USD	378	06/21/17	(4)
State Street	EUR	350	USD	378	06/21/17	(4)
State Street	EUR	500	USD	539	06/21/17	(7)
State Street	EUR	500	USD	539	06/21/17	(7)
State Street	EUR	1,000	USD	1,083	06/21/17	(9)
State Street	EUR	1,000	USD	1,083	06/21/17	(9)
State Street	EUR	3,500	USD	3,729	06/21/17	(93)
State Street	GBP	50	USD	64	04/24/17	(1)
State Street	GBP	20	USD	26	05/03/17	—
State Street	GBP	128	USD	161	05/15/17	(5)
State Street	GBP	893	USD	1,116	05/15/17	(40)
State Street	GBP	41	USD	53	06/07/17	—
State Street	GBP	50	USD	64	06/21/17	(1)
State Street	GBP	50	USD	64	06/21/17	(1)
State Street	GBP	100	USD	125	06/21/17	(5)
State Street	GBP	100	USD	125	06/21/17	(5)
State Street	GBP	100	USD	125	06/21/17	(5)
State Street	GBP	100	USD	125	06/21/17	(5)
State Street	GBP	200	USD	250	06/21/17	(10)
State Street	GBP	200	USD	250	06/21/17	(10)
State Street	GBP	250	USD	312	06/21/17	(12)
State Street	GBP	250	USD	312	06/21/17	(12)
State Street	GBP	630	USD	789	06/21/17	(29)
State Street	GBP	1,500	USD	1,827	06/21/17	(118)
State Street	GBP	337	USD	421	07/21/17	(17)
State Street	GBP	2,948	USD	3,688	07/21/17	(138)
State Street	HKD	1,525	USD	196	05/15/17	—
State Street	HKD	25,424	USD	3,275	05/15/17	5
State Street	HKD	866	USD	111	06/07/17	—
State Street	JPY	4,889	USD	44	05/15/17	—
State Street	JPY	168,129	USD	1,506	05/15/17	(3)
State Street	JPY	20,350	USD	183	06/07/17	—
State Street	KRW	2,786,140	USD	2,501	06/21/17	51
State Street	SEK	460	USD	51	05/15/17	(1)
State Street	SEK	11,061	USD	1,242	05/15/17	(7)

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 677

Russell Investment Company
Multi-Asset Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	SEK	52,015	USD	5,796	05/23/17	(83)
State Street	SEK	465	USD	53	06/07/17	—
State Street	SEK	12,415	USD	1,409	06/07/17	5
State Street	SGD	74	USD	53	05/15/17	—
State Street	SGD	1,512	USD	1,082	05/15/17	—
State Street	SGD	38	USD	27	06/07/17	—
State Street	SGD	1,708	USD	1,224	06/07/17	1
State Street	TWD	9,090	USD	301	06/21/17	(1)
UBS	USD	150	BRL	477	06/20/17	(2)
UBS	USD	160	PHP	8,078	06/13/17	1
UBS	USD	1,884	PLN	7,316	06/01/17	1
UBS	USD	100	RUB	5,713	06/09/17	—
UBS	KRW	1,935,000	USD	1,720	05/30/17	19
UBS	MXN	3,440	USD	180	06/21/17	(1)
UBS	MXN	4,007	USD	210	06/21/17	(1)
UBS	MXN	7,941	USD	417	06/21/17	(1)
UBS	PLN	7,316	USD	1,884	06/01/17	(1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(956)

Interest Rate Swap Contracts

Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Barclays	USD	16	Three Month MIBOR	1.627%	03/27/19	—
Barclays	USD	3,597	Three Month MIBOR	1.621%	03/28/19	(4)
Barclays	USD	4,641	Three Month MIBOR	1.591%	03/29/19	(3)
Barclays	USD	1,611	Three Month MIBOR	1.629%	03/30/19	(2)
Barclays	USD	4,433	Three Month MIBOR	1.608%	03/30/19	(4)
Barclays	USD	3,664	Three Month MIBOR	1.606%	03/31/19	(3)
Barclays	USD	8,556	Three Month MIBOR	1.582%	04/06/19	(3)
Barclays	USD	4,016	Three Month MIBOR	1.586%	04/07/19	(2)
Barclays	USD	811	Three Month MIBOR	1.506%	04/21/19	1
Barclays	USD	3,052	Three Month MIBOR	1.568%	04/26/19	—
Barclays	USD	1,372	Three Month MIBOR	1.580%	05/03/19	—
Barclays	USD	2,050	Three Month MIBOR	1.578%	05/03/19	—
Barclays	USD	15,000	Three Month MIBOR	1.750%	06/21/19	(36)
Barclays	USD	2,284	Three Month MIBOR	2.054%	03/28/22	(14)
Barclays	USD	2,242	Three Month MIBOR	1.901%	04/19/22	—
Barclays	USD	853	Three Month MIBOR	1.835%	04/20/22	5
Barclays	USD	953	Three Month MIBOR	1.987%	04/27/22	(1)
Barclays	USD	1,563	Three Month MIBOR	1.978%	04/27/22	—
Barclays	USD	779	Three Month MIBOR	2.200%	06/21/22	(9)
Barclays	USD	353	2.464%	Three Month LIBOR	03/22/27	7
Barclays	USD	2,329	2.398%	Three Month LIBOR	03/27/27	32
Barclays	USD	538	2.392%	Three Month LIBOR	03/28/27	7
Barclays	USD	3,707	2.395%	Three Month LIBOR	03/28/27	48
Barclays	USD	310	2.348%	Three Month LIBOR	03/29/27	3
Barclays	USD	15,099	Three Month MIBOR	2.335%	03/29/27	(119)
Barclays	USD	3,812	Three Month MIBOR	2.338%	03/30/27	(31)
Barclays	USD	706	2.365%	Three Month LIBOR	03/31/27	7
Barclays	USD	939	2.366%	Three Month LIBOR	03/31/27	10
Barclays	USD	3,092	2.375%	Three Month LIBOR	03/31/27	35

See accompanying notes which are an integral part of the financial statements.

678 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Interest Rate Swap Contracts

Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Barclays	USD	867	2.362%	Three Month LIBOR	04/03/27	9
Barclays	USD	229	Three Month MIBOR	2.408%	04/04/27	(3)
Barclays	USD	1,335	2.337%	Three Month LIBOR	04/05/27	11
Barclays	USD	681	2.325%	Three Month LIBOR	04/06/27	5
Barclays	USD	1,416	2.336%	Three Month LIBOR	04/06/27	11
Barclays	USD	1,694	2.338%	Three Month LIBOR	04/06/27	14
Barclays	USD	12,977	Three Month MIBOR	2.320%	04/06/27	(83)
Barclays	USD	96	2.350%	Three Month LIBOR	04/07/27	1
Barclays	USD	657	2.326%	Three Month LIBOR	04/07/27	5
Barclays	USD	6,467	Three Month MIBOR	2.331%	04/10/27	(49)
Barclays	USD	993	2.300%	Three Month LIBOR	04/11/27	5
Barclays	USD	1,451	Three Month MIBOR	2.353%	04/12/27	(13)
Barclays	USD	2,014	Three Month MIBOR	2.332%	04/12/27	(15)
Barclays	USD	523	2.268%	Three Month LIBOR	04/13/27	1
Barclays	USD	482	Three Month MIBOR	2.259%	04/18/27	—
Barclays	USD	1,323	2.217%	Three Month LIBOR	04/18/27	(4)
Barclays	USD	1,725	Three Month MIBOR	2.267%	04/18/27	(3)
Barclays	USD	1,725	2.268%	Three Month LIBOR	04/18/27	3
Barclays	USD	2,587	2.249%	Three Month LIBOR	04/18/27	—
Barclays	USD	302	2.196%	Three Month LIBOR	04/19/27	(2)
Barclays	USD	645	2.214%	Three Month LIBOR	04/19/27	(4)
Barclays	USD	663	Three Month MIBOR	2.209%	04/19/27	—
Barclays	USD	1,348	2.199%	Three Month LIBOR	04/19/27	(10)
Barclays	USD	1,941	Three Month MIBOR	2.221%	04/19/27	—
Barclays	USD	2,516	Three Month MIBOR	2.193%	04/19/27	19
Barclays	USD	1,905	Three Month MIBOR	2.164%	04/20/27	—
Barclays	USD	619	Three Month MIBOR	2.162%	04/21/27	5
Barclays	USD	878	2.166%	Three Month LIBOR	04/21/27	(7)
Barclays	USD	940	Three Month MIBOR	2.182%	04/21/27	6
Barclays	USD	2,038	2.165%	Three Month LIBOR	04/21/27	(16)
Barclays	USD	285	2.198%	Three Month LIBOR	04/24/27	(1)
Barclays	USD	346	2.208%	Three Month LIBOR	04/24/27	(1)
Barclays	USD	380	Three Month MIBOR	2.183%	04/24/27	2
Barclays	USD	1,465	Three Month MIBOR	2.209%	04/24/27	6
Barclays	USD	444	Three Month MIBOR	2.203%	04/25/27	2
Barclays	USD	1,087	2.248%	Three Month LIBOR	04/26/27	—
Barclays	USD	348	2.292%	Three Month LIBOR	04/27/27	1
Barclays	USD	989	2.286%	Three Month LIBOR	04/27/27	3
Barclays	USD	1,281	Three Month MIBOR	2.276%	04/27/27	1
Barclays	USD	1,447	Three Month MIBOR	2.278%	04/27/27	(3)
Barclays	USD	2,906	Three Month MIBOR	2.310%	04/28/27	(15)
Barclays	USD	2,346	2.286%	Three Month LIBOR	05/02/27	7
Barclays	USD	1,946	Three Month MIBOR	2.261%	05/03/27	—
Barclays	USD	7,872	2.500%	Three Month LIBOR	06/21/27	159
Barclays	USD	280	2.714%	Three Month LIBOR	03/22/47	12
Barclays	USD	291	2.672%	Three Month LIBOR	03/23/47	10
Barclays	USD	446	2.616%	Three Month LIBOR	04/07/47	10
Barclays	USD	311	2.607%	Three Month LIBOR	04/11/47	6
Barclays	USD	328	2.536%	Three Month LIBOR	04/13/47	1
Barclays	USD	1,318	2.700%	Three Month LIBOR	06/21/47	50
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $10 (å)						60

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 679

Russell Investment Company
Multi-Asset Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Corporate Issues
		Implied			Fund (Pays)/
		Credit			Receives	Termination	Fair Value
Reference Entity	Counterparty	Spread	Notional Amount		Fixed Rate	Date	$
AES Corporation	Goldman Sachs	2.059%	USD	350	5.000%	06/20/22	50
Ally Financial Inc.	Goldman Sachs	2.534%	USD	100	5.000%	06/20/22	12
Altice	Goldman Sachs	2.739%	EUR	500	5.000%	06/20/22	54
ArcelorMittal	Goldman Sachs	0.947%	EUR	450	5.000%	06/20/19	44
Avis	Goldman Sachs	4.931%	USD	100	5.000%	06/20/22	3
Calpine	Goldman Sachs	3.890%	USD	300	5.000%	06/20/22	21
Canadian Natural Resources	Goldman Sachs	1.165%	USD	500	1.000%	06/20/22	(5)
Dell	Goldman Sachs	2.364%	USD	200	1.000%	06/20/22	(14)
Enbridge, Inc.	Goldman Sachs	1.017%	USD	500	1.000%	06/20/22	(2)
Fiat S.p.A.	Goldman Sachs	1.133%	EUR	350	5.000%	06/20/19	32
Goodyear Tire & Rubber Co.	Goldman Sachs	1.422%	USD	300	5.000%	06/20/22	51
JCPenny Co.	Goldman Sachs	1.956%	EUR	250	5.000%	06/20/22	43
JCPenny Co.	Goldman Sachs	8.012%	USD	250	5.000%	06/20/22	(21)
NRG Energy, Inc.	Goldman Sachs	3.880%	USD	270	5.000%	06/20/22	20
Telecom Italia SPA	Goldman Sachs	0.573%	EUR	300	1.000%	06/20/19	2
UPC Holding B.V.	Goldman Sachs	1.934%	EUR	200	5.000%	06/20/22	32
Total Fair Value on Open Corporate Issues Premiums Paid (Received) - $305							322
Credit Indices
					Fund (Pays)/
					Receives	Termination	Fair Value
Reference Entity	Counterparty		Notional Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Bank of America		USD	10,000	1.000%	06/20/22	(443)
CDX NA High Yield Index	Bank of America		USD	14,500	5.000%	06/20/22	(1,065)
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($1,448)							(1,508)
Total Fair Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($1,143) (å)							(1,186)

Consolidated Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Long-Term Investments
Asset-Backed Securities	$—	$238	$—	$—	$238	—*
Corporate Bonds and Notes	—	27,828	—	—	27,828	5.5
International Debt	—	25,490	—	—	25,490	5.0
Loan Agreements	—	53,627	—	—	53,627	10.5
Mortgage-Backed Securities	—	55,515	481	—	55,996	11.0
Non-US Bonds	—	46,889	—	—	46,889	9.2
United States Government Treasuries	—	553	—	—	553	0.1
Common Stocks
Consumer Discretionary	19,426	9,176	—	—	28,602	5.6
Consumer Staples	5,340	3,768	—	—	9,108	1.8
Energy	7,195	2,673	—	—	9,868	1.9
Financial Services	38,260	20,843	—	—	59,103	11.6

See accompanying notes which are an integral part of the financial statements.

680 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Consolidated Presentation of Portfolio Holdings
Amounts in thousands
Fair Value

				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Health Care	10,272	4,501	—	—	14,773	2.9
Materials and Processing	5,949	6,365	—	—	12,314	2.4
Producer Durables	9,488	15,983	—	—	25,471	5.0
Technology	21,336	9,009	—	—	30,345	6.0
Utilities	15,173	8,063	—	—	23,236	4.6
Preferred Stocks	876	294	—	—	1,170	0.2
Options Purchased	—	417	—	—	417	0.1
Short-Term Investments	—	9,442	—	86,849	96,291	18.9
Total Investments	133,315	300,674	481	86,849	521,319	102.3
Other Assets and Liabilities, Net						(2.3)
						100.0
Other Financial Instruments
Assets
Futures Contracts	2,785	—	—	—	2,785	0.5
Foreign Currency Exchange Contracts	1	1,070	—	—	1,071	0.2
Interest Rate Swap Contracts	—	520	—	—	520	0.1
Credit Default Swap Contracts	—	364	—	—	364	0.1
A
Liabilities
Futures Contracts	(1,479)	—	—	—	(1,479)	(0.3)
Options Written	—	(188)	—	—	(188)	(—)*
Foreign Currency Exchange Contracts	(1)	(2,026)	—	—	(2,027)	(0.4)
Interest Rate Swap Contracts	—	(460)	—	—	(460)	(0.1)
Credit Default Swap Contracts	—	(1,550)	—	—	(1,550)	(0.3)

Total Other Financial Instruments**	$1,306	$(2,270)	$—	$—	$(964)

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2017, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 681

Russell Investment Company
Multi-Asset Growth Strategy Fund

Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$—	$—	$—	$417
Unrealized appreciation on foreign currency exchange contracts	—	—	1,071	—
Variation margin on futures contracts**	898	—	—	1,887
Interest rate swap contracts, at fair value	—	—	—	520
Credit default swap contracts, at fair value	—	364	—	—
Total	$898	$364	$1,071	$2,824

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$726	$—	$—	$753
Unrealized depreciation on foreign currency exchange contracts	—	—	2,027	—
Options written, at fair value	—	—	—	188
Interest rate swap contracts, at fair value	—	—	—	460
Credit default swap contracts, at fair value	—	1,550	—	—
Total	$726	$1,550	$2,027	$1,401
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$—	$—	$—	$(203)
Futures contracts	1,483	—	—	39
Options written	—	—	—	94
Interest rate swap contracts	—	—	—	41
Credit default swap contracts	—	39	—	—
Foreign currency-related transactions****	—	—	(705)	—
Total	$1,483	$39	$(705)	$(29)

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments*****	$—	$—	$—	$114
Futures contracts	172	—	—	1,134
Options written	—	—	—	115
Interest rate swap contracts	—	—	—	50
Credit default swap contracts	—	(43)	—	—
Foreign currency-related transactions******	—	—	(956)	—
Total	$172	$(43)	$(956)	$1,413

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
****** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

682 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund
Balance Sheet Offsetting Financial and Derivative Instruments —
April 30, 2017

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$417	$ — $	417
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	1,071	—	1,071
Futures Contracts	Variation margin on futures contracts	273	—	273
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value	520	—	520
Credit Default Swap Contracts	Credit default swap contracts, at fair value	364	—	364
Total Financial and Derivative Assets		2,645	—	2,645
Financial and Derivative Assets not subject to a netting agreement		(1,158)	—	(1,158)
Total Financial and Derivative Assets subject to a netting agreement		$1,487	$ — $	1,487

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$93	$93	$—	—
Bank of Montreal	40	40	—	—
Bank of New York	156	124	—	32
Citigroup	36	25	—	11
HSBC	40	24	—	16
JPMorgan Chase	458	205	—	253
Royal Bank of Canada	177	86	—	91
State Street	465	219	—	246
UBS	22	7	—	15
Total	$1,487	$823	$—	664

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 683

Russell Investment Company
Multi-Asset Growth Strategy Fund
Balance Sheet Offsetting Financial and Derivative Instruments, continued —
April 30, 2017

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross		Net Amounts
			Amounts		of Liabilities
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities		Liabilities	Liabilities		Liabilities
Futures Contracts	Variation margin on futures contracts		$207	$	— $	208
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts		2,027		—	2,027
Options Written Contracts	Options written, at fair value		188		—	188
Interest Rate Swap Contracts	Interest rate swap contracts, at fair value		460		—	461
Credit Default Swap Contracts	Credit default swap contracts, at fair value		1,550		—	1,550
Total Financial and Derivative Liabilities			4,432		—	4,432
Financial and Derivative Liabilities not subject to a netting agreement			(2,539)		—	(2,539)
Total Financial and Derivative Liabilities subject to a netting agreement			$1,893	$	— $	1,893

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities

		Net Amounts
		of Liabilities
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Pledged^		Net Amount
Bank of America		$415	$93		$—	$ 322
Bank of Montreal		209	40		—	169
Bank of New York		124	124		—	—
Citigroup		26	25		—	1
HSBC		25	24		—	1
JPMorgan Chase		205	205		—	—
Royal Bank of Canada		347	86		—	261
State Street		535	219		—	316
UBS		7	7		—	—
Total		$1,893	$823		$—	$ 1,070

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

684 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$513,839
Investments, at fair value(>)	521,319
Cash (restricted)(a)(b)	10,040
Foreign currency holdings(^)	2,261
Unrealized appreciation on foreign currency exchange contracts	1,071
Receivables:
Dividends and interest	2,801
Dividends from affiliated funds	87
Investments sold	75,507
Fund shares sold	3,494
Variation margin on futures contracts	273
Prepaid expenses	83
Interest rate swap contracts, at fair value(•)	520
Credit default swap contracts, at fair value(+)	364
Total assets	617,820

Liabilities
Payables:
Due to custodian	209
Due to broker (c)(d)	147
Investments purchased	102,354
Fund shares redeemed	251
Accrued fees to affiliates	370
Other accrued expenses	96
Variation margin on futures contracts	207
Deferred capital gains tax liability	18
Unfunded loan commitment	245
Unrealized depreciation on foreign currency exchange contracts	2,027
Options written, at fair value(x)	188
Interest rate swap contracts, at fair value(•)	460
Credit default swap contracts, at fair value(+)	1,550
Total liabilities	108,122
Commitments and Contingencies (1)

Net Assets	$509,698

(1) See note 9 in the Notes to Financial Statements for a detailed description of commitments and contingencies.

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 685

Russell Investment Company
Multi-Asset Growth Strategy Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$410
Accumulated net realized gain (loss)	817
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	7,462
Futures contracts	1,306
Options written	115
Interest rate swap contracts	50
Credit default swap contracts	(43)
Foreign currency-related transactions	(941)
Shares of beneficial interest	500
Additional paid-in capital	500,022
Net Assets	$509,698

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class S(#)	$10.20
Class S — Net assets	$506,849,051
Class S — Shares outstanding ($.01 par value)	49,689,567
Net asset value per share: Class T(#)	$10.20
Class T — Net assets	$2,849,153
Class T — Shares outstanding ($.01 par value)	279,272
Amounts in thousands
(^) Foreign currency holdings - cost	$2,256
(x) Premiums received on options written	$303
(+) Credit default swap contracts - premiums paid (received)	$(1,143)
(•) Interest rate swap contracts - premiums paid (received)	$10
(>) Investments in affiliates, U.S. Cash Management Fund	$86,849

(a) Cash Collateral for Futures	$6,215
(b) Cash Collateral for Swaps	$3,825
(c) Due to Broker for Futures	$31
(d) Due to Broker for Swaps	$116
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

686 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Statement of Operations — For the Period Ended April 30, 2017(1) (Unaudited)

Amounts in thousands
Investment Income
Dividends	$593
Dividends from affiliated funds	220
Interest	415
Total investment income	1,228

Expenses
Advisory fees	575
Administrative fees	33
Custodian fees	64
Transfer agent fees - Class S	135
Transfer agent fees - Class T	—**
Professional fees	22
Registration fees	7
Trustees’ fees	2
Printing fees	7
Offering fees	17
Miscellaneous	2
Expenses before reductions	864
Expense reductions	(134)
Net expenses	730
Net investment income (loss)	498

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	44
Futures contracts	1,522
Options written	94
Interest rate swap contracts	41
Credit default swap contracts	39
Foreign currency-related transactions	(923)
Net realized gain (loss)	817
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	7,462
Futures contracts	1,306
Options written	115
Interest rate swap contracts	50
Credit default swap contracts	(43)
Foreign currency-related transactions	(941)
Net change in unrealized appreciation (depreciation)	7,949
Net realized and unrealized gain (loss)	8,766
Net Increase (Decrease) in Net Assets from Operations	$9,264

** Less than $500.
(1) For the period March 7, 2017 (commencement of operations) to April 30, 2017.

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 687

Russell Investment Company
Multi-Asset Growth Strategy Fund

Statements of Changes in Net Assets

Period
Ended April 30, 2017 (1)
Amounts in thousands	(Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$498
Net realized gain (loss)	817
Net change in unrealized appreciation (depreciation)	7,949
Net increase (decrease) in net assets from operations	9,264

Distributions
From net investment income
Class S	(88)
Class T	(—)**
Net decrease in net assets from distributions	(88)

Share Transactions*
Net increase (decrease) in net assets from share transactions	500,522
Total Net Increase (Decrease) in Net Assets	509,698

Net Assets
Beginning of period	—
End of period	$509,698
Undistributed (overdistributed) net investment income included in net assets	$410

** Less than $500.
(1) For the period March 7, 2017 (commencement of operations) to April 30, 2017.

See accompanying notes which are an integral part of the financial statements.

688 Multi-Asset Growth Strategy Fund

Russell Investment Company
Multi-Asset Growth Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the period ended April 30, 2017 were as follows:
	2017 (Unaudited)
	Shares	Dollars

Class S(1)
Proceeds from shares sold	51,055	$511,479
Proceeds from reinvestment of distributions	9	88
Payments for shares redeemed	(1,374)	(13,863)
Net increase (decrease)	49,690	497,704
Class T(2)
Proceeds from shares sold	279	2,819
Proceeds from reinvestment of distributions	—**	—***
Payments for shares redeemed	(—)**	(1)
Net increase (decrease)	279	2,818
Total increase (decrease)	49,969	$500,522

** Less than 500 shares.
*** Less than $500.
(1) For the period March 7, 2017 (commencement of operations) to April 30, 2017.
(2) For the period March 17, 2017 (commencement of operations) to April 30, 2017.

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 689

Russell Investment Company
Multi-Asset Growth Strategy Fund

Financial Highlights — For the Period Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	$
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Total Distributions
Class S
April 30, 2017(11)	10.00	.01	.19	.20	—	—

Class T
April 30, 2017(10)	10.08	.01	.11	.12	—	—

See accompanying notes which are an integral part of the financial statements.

690 Multi-Asset Growth Strategy Fund

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(b)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

10.20	2.02	506,849	1.28	1.08	.74	11

10.20	1.21	2,849	1.29	.98	.88	11

See accompanying notes which are an integral part of the financial statements.

Multi-Asset Growth Strategy Fund 691

Russell Investment Company
Multi-Asset Growth Strategy Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$266,679
Administration fees	19,713
Transfer agent fees	81,572
Trustee fees	2,030
$369,994

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U.S. Cash Management Fund	$—	$ 876,248	$789,401	$—	$ 2	$86,849	$220	$—
	$—	$ 876,248	$789,401	$—	$ 2	$86,849	$220	$—

Federal Income Taxes (Unaudited)

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$513,847,685
Unrealized Appreciation	$11,010,161
Unrealized Depreciation	(3,539,095)
Net Unrealized Appreciation (Depreciation)	$7,471,066

See accompanying notes which are an integral part of the financial statements.

692 Multi-Asset Growth Strategy Fund

Russell Investment Company
Strategic Call Overwriting Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.
administrative fees and other Fund expenses. The Example is			Hypothetical
intended to help you understand your ongoing costs (in dollars)			Performance (5%
of investing in the Fund and to compare these costs with the		Actual	return before
ongoing costs of investing in other mutual funds. The Example	Class S	Performance	expenses)
Beginning Account Value
is based on an investment of $1,000 invested at the beginning of	November 1, 2016	$1,000.00	$1,000.00
the period and held for the entire period indicated, which for this	Ending Account Value
Fund is from November 1, 2016 to April 30, 2017.	April 30, 2017	$1,090.70	$1,019.98
	Expenses Paid During Period*	$5.03	$4.86
Actual Expenses
The information in the table under the heading “Actual	* Expenses are equal to the Fund's annualized expense ratio of 0.97%
(representing the six month period annualized), multiplied by the average
Performance” provides information about actual account values	account value over the period, multiplied by 181/365 (to reflect the one-half
and actual expenses. You may use the information in this column,	year period). May reflect amounts waived and/or reimbursed. Without any
together with the amount you invested, to estimate the expenses	waivers and/or reimbursements, expenses would have been higher.
that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Strategic Call Overwriting Fund 693

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 94.3%			Twenty-First Century Fox, Inc. Class A	10,120	309
Consumer Discretionary - 13.7%			Urban Outfitters, Inc.(Æ)	2,305	53
Advance Auto Parts, Inc.	343	49	Vista Outdoor, Inc.(Æ)	4,298	84
Amazon.com, Inc.(Æ)	1,715	1,586	Wal-Mart Stores, Inc.	8,670	652
AMC Networks, Inc. Class A(Æ)	208	12	Walt Disney Co. (The)	7,763	897
AutoNation, Inc.(Æ)	793	33	Whirlpool Corp.	556	103
Best Buy Co., Inc.	2,196	114	Williams-Sonoma, Inc.	266	14
CarMax, Inc.(Æ)	2,143	125	Wyndham Worldwide Corp.	1,531	146
Comcast Corp. Class A	27,732	1,087	Wynn Resorts, Ltd.	346	43
Costco Wholesale Corp.	2,784	494
Dick's Sporting Goods, Inc.	336	17			12,926
Dillard's, Inc. Class A	3,098	171
Dollar General Corp.	2,083	151	Consumer Staples - 6.9%
			Altria Group, Inc.	13,411	963
DR Horton, Inc.	2,712	89	Bunge, Ltd.	647	51
eBay, Inc.(Æ)	5,552	185	Campbell Soup Co.	2,795	161
Expedia, Inc.	525	70	Coca-Cola Co. (The)	16,883	728
Fitbit, Inc. Class A(Æ)	11,794	67	Colgate-Palmolive Co.	3,866	278
Ford Motor Co.	21,357	245	Constellation Brands, Inc. Class A	748	129
Fortune Brands Home & Security, Inc.	621	40	CVS Health Corp.	6,712	553
GameStop Corp. Class A	6,563	149	Herbalife, Ltd.(Æ)	359	23
Gap, Inc. (The)	3,571	94	Hormel Foods Corp.	4,652	163
Gentex Corp.	3,254	67	Kimberly-Clark Corp.	2,584	335
Goodyear Tire & Rubber Co. (The)	2,724	99	Kraft Heinz Co. (The)	3,305	299
Graham Holdings Co. Class B	55	33	Molson Coors Brewing Co. Class B	1,487	143
H&R Block, Inc.	2,631	65	Mondelez International, Inc. Class A	9,898	446
Harley-Davidson, Inc.	968	55	Nu Skin Enterprises, Inc. Class A	284	16
Hasbro, Inc.	1,340	133	PepsiCo, Inc.	8,615	976
Home Depot, Inc. (The)	8,279	1,292	Procter & Gamble Co. (The)	11,638	1,016
Interpublic Group of Cos., Inc. (The)	1,780	42	Safeway, Inc.(Æ)	4,648	2
Kohl's Corp.	1,853	72	Sprouts Farmers Market, Inc.(Æ)	2,538	57
Lear Corp.	1,030	147	Tyson Foods, Inc. Class A	2,568	165
Leggett & Platt, Inc.	680	36
Lennar Corp. Class A	954	48			6,504
Liberty Interactive Corp. Class A(Æ)	1,594	34
Macy's, Inc.	1,319	39	Energy - 5.3%
Madison Square Garden Co. (The) Class A(Æ)	107	22	Anadarko Petroleum Corp.	3,294	188
McDonald's Corp.	5,682	795	Apache Corp.	2,959	144
Michael Kors Holdings, Ltd.(Æ)	852	32	Chesapeake Energy Corp.(Æ)	4,080	21
Murphy USA, Inc.(Æ)	1,379	96	Chevron Corp.	9,365	999
Netflix, Inc.(Æ)	1,867	284	ConocoPhillips	8,741	419
Newell Rubbermaid, Inc.	1,942	93	EQT Corp.	2,257	131
News Corp. Class A	2,507	32	Exxon Mobil Corp.	19,040	1,554
Nike, Inc. Class B	8,514	472	First Solar, Inc.(Æ)	501	15
Penske Automotive Group, Inc.	414	20	Halliburton Co.	4,069	187
PulteGroup, Inc.	2,943	67	Helmerich & Payne, Inc.	1,227	74
PVH Corp.	797	80	HollyFrontier Corp.	948	27
Sally Beauty Holdings, Inc.(Æ)	936	18	Noble Corp. PLC	1,228	6
Scripps Networks Interactive, Inc. Class A	597	45	Occidental Petroleum Corp.	4,488	276
Signet Jewelers, Ltd.	633	42	Rowan Cos. PLC Class A(Æ)	5,590	79
Skechers U.S.A., Inc. Class A(Æ)	972	25	Schlumberger, Ltd.	6,051	439
Staples, Inc.	2,745	27	SM Energy Co.	785	18
Starbucks Corp.	7,452	448	Southwestern Energy Co.(Æ)	2,804	21
TEGNA, Inc.	1,865	47	Tesoro Corp.	1,113	89
Thor Industries, Inc.	389	37	Transocean, Ltd.(Æ)	5,725	63
Tiffany & Co.	1,156	106	Valero Energy Corp.	1,969	127
Time Warner, Inc.	4,934	490	Williams Cos., Inc. (The)	3,549	109
TJX Cos., Inc.	4,732	372			4,986
TripAdvisor, Inc.(Æ)	769	35

See accompanying notes which are an integral part of the financial statements.

694 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Financial Services - 19.2%			Realty Income Corp.(ö)	1,064	62
Affiliated Managers Group, Inc.	867	144	RenaissanceRe Holdings, Ltd.	1,137	162
Alliance Data Systems Corp.	375	94	Santander Consumer USA Holdings, Inc.(Æ)	6,113	78
Ally Financial, Inc.	1,926	38	SBA Communications Corp.(Æ)(ö)	1,097	139
American Express Co.	6,880	545	SEI Investments Co.	2,715	138
American International Group, Inc.	8,619	525	Simon Property Group, Inc.(ö)	2,224	368
American National Insurance Co.	2,617	306	SL Green Realty Corp.(ö)	803	84
American Tower Corp.(ö)	1,802	227	TD Ameritrade Holding Corp.	4,432	170
Apartment Investment & Management Co.			Torchmark Corp.	2,397	184
Class A(ö)	2,311	101	Total System Services, Inc.	2,598	149
Artisan Partners Asset Management, Inc.			Two Harbors Investment Corp.(ö)	7,585	76
Class A	1,434	42	Unum Group	5,074	235
Assurant, Inc.	1,255	121	US Bancorp	9,816	503
Assured Guaranty, Ltd.	8,285	316	Visa, Inc. Class A	8,122	741
Bank of America Corp.	47,474	1,108	Weingarten Realty Investors(ö)	1,406	46
Berkshire Hathaway, Inc. Class B(Æ)	8,259	1,364	Wells Fargo & Co.	25,452	1,370
CBOE Holdings, Inc.	703	58	Weyerhaeuser Co.(ö)	3,853	130
CBRE Group, Inc. Class A(Æ)	2,909	104	White Mountains Insurance Group, Ltd.	79	68
Chimera Investment Corp.(ö)	445	9	WR Berkley Corp.	1,829	124
Cincinnati Financial Corp.	3,142	227	XL Group, Ltd.	3,586	150
Citigroup, Inc.	12,560	743	Zions Bancorporation	4,152	166
Comerica, Inc.	912	64			18,019
CoreCivic, Inc.(Æ)	2,201	76

Credit Acceptance Corp.(Æ)	340	69	Health Care - 11.8%
Crown Castle International Corp.(ö)	1,569	148	Abbott Laboratories	7,702	336
DDR Corp.(ö)	3,346	36	AbbVie, Inc.	7,068	466
Duke Realty Corp.(ö)	4,212	117	Acadia Healthcare Co., Inc.(Æ)	954	42
E*Trade Financial Corp.(Æ)	4,055	140	Aetna, Inc.	2,474	334
Eaton Vance Corp.	3,867	166	Allscripts Healthcare Solutions, Inc.(Æ)	7,529	90
Equifax, Inc.	652	88	Amgen, Inc.	3,207	524
Federal Realty Investment Trust(ö)	676	88	Baxter International, Inc.	3,771	210
Federated Investors, Inc. Class B	2,001	54	Biogen, Inc.(Æ)	946	257
Fidelity National Information Services, Inc.	1,695	143	Bioverativ, Inc.(Æ)	616	36
First Hawaiian, Inc.	4,166	124	Bristol-Myers Squibb Co.	8,156	457
FNF Group	4,299	176	Bruker Corp.	746	18
Goldman Sachs Group, Inc. (The)	2,470	553	Centene Corp.(Æ)	723	54
Huntington Bancshares, Inc.	11,657	150	Cigna Corp.	1,117	175
Intercontinental Exchange, Inc.	2,570	155	Dentsply Sirona, Inc.	2,613	165
JPMorgan Chase & Co.	17,526	1,525	DexCom, Inc.(Æ)	534	42
Kilroy Realty Corp.(ö)	1,430	101	Eli Lilly & Co.	5,710	469
Lamar Advertising Co. Class A(ö)	451	32	Envision Healthcare Corp.(Æ)	350	20
Legg Mason, Inc.	2,165	81	Express Scripts Holding Co.(Æ)	4,536	278
Leucadia National Corp.	2,584	66	Gilead Sciences, Inc.	5,828	400
Lincoln National Corp.	2,048	135	HCA Holdings, Inc.(Æ)	1,896	160
Macerich Co. (The)(ö)	665	42	Henry Schein, Inc.(Æ)	1,290	224
MarketAxess Holdings, Inc.	102	20	Hill-Rom Holdings, Inc.	428	32
MasterCard, Inc. Class A	6,458	751	Humana, Inc.	649	144
MetLife, Inc.	6,203	321	IDEXX Laboratories, Inc.(Æ)	1,224	205
Morningstar, Inc.	801	59	Johnson & Johnson	11,833	1,461
Nasdaq, Inc.	2,333	161	LifePoint Health, Inc.(Æ)	2,436	151
Navient Corp.	7,908	120	Mallinckrodt PLC(Æ)	560	26
Old Republic International Corp.	1,160	24	MEDNAX, Inc.(Æ)	494	30
OneMain Holdings, Inc.(Æ)	486	11	Medtronic PLC	7,884	655
PayPal Holdings, Inc.(Æ)	5,552	265	Merck & Co., Inc.	13,645	850
People's United Financial, Inc.	6,598	115	Patterson Cos., Inc.	1,312	58
Popular, Inc.	7,334	307	PerkinElmer, Inc.	2,078	123
Public Storage(ö)	857	179	Pfizer, Inc.	26,393	895
Raymond James Financial, Inc.	1,908	142

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 695

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Premier, Inc. Class A(Æ)	1,649	56	Flowserve Corp.	2,221	113
Regeneron Pharmaceuticals, Inc.(Æ)	412	160	General Electric Co.	38,476	1,115
ResMed, Inc.	905	62	Honeywell International, Inc.	3,831	502
United Therapeutics Corp.(Æ)	369	46	IDEX Corp.	1,808	189
UnitedHealth Group, Inc.	6,346	1,110	Jacobs Engineering Group, Inc.	2,018	111
Universal Health Services, Inc. Class B	390	47	JetBlue Airways Corp.(Æ)	2,678	58
Varex Imaging Corp.(Æ)	514	17	KBR, Inc.	10,626	149
Varian Medical Systems, Inc.(Æ)	1,286	117	Kirby Corp.(Æ)	352	25
WellCare Health Plans, Inc.(Æ)	586	90	L3 Technologies, Inc.	1,344	231
		11,092	LSC Communications, Inc.	4,111	106
			Mettler-Toledo International, Inc.(Æ)	372	191
Materials and Processing - 3.5%			Orbital ATK, Inc.	737	73
Albemarle Corp.	1,165	127	Oshkosh Corp.	1,097	76
Ball Corp.	1,447	111	Pitney Bowes, Inc.	2,023	27
Bemis Co., Inc.	1,486	67	Quanta Services, Inc.(Æ)	3,211	114
Cabot Corp.	555	33	Robert Half International, Inc.	1,651	76
Domtar Corp.	3,921	156	Rockwell Collins, Inc.	1,531	159
Dow Chemical Co. (The)	6,661	418	Ryder System, Inc.	494	34
EI du Pont de Nemours & Co.	5,336	426	Snap-on, Inc.	769	129
FMC Corp.	1,114	82	Southwest Airlines Co.	2,791	157
Freeport-McMoRan, Inc.(Æ)	6,395	82	Spirit Airlines, Inc.(Æ)	2,505	143
Huntsman Corp.	1,323	33	Square, Inc. Class A(Æ)	1,552	28
International Flavors & Fragrances, Inc.	520	72	Stericycle, Inc.(Æ)	773	66
Masco Corp.	3,011	111	Terex Corp.	1,361	48
Monsanto Co.	3,444	402	Textron, Inc.	2,068	97
Newmont Mining Corp.	2,293	78	TransDigm Group, Inc.	332	82
Owens Corning	3,565	217	Trimble Navigation, Ltd.(Æ)	1,732	61
Owens-Illinois, Inc.(Æ)	1,379	30	Trinity Industries, Inc.	6,581	177
Packaging Corp. of America	995	98	Union Pacific Corp.	6,272	702
Platform Specialty Products Corp.(Æ)	1,793	25	United Continental Holdings, Inc.(Æ)	1,529	107
Praxair, Inc.	1,988	248	United Parcel Service, Inc. Class B	5,059	544
Reliance Steel & Aluminum Co.	589	46	United Technologies Corp.	5,341	636
Royal Gold, Inc.	1,227	87	Waters Corp.(Æ)	1,344	228
Sealed Air Corp.	2,145	94	WESCO International, Inc.(Æ)	1,491	91
USG Corp.(Æ)	1,916	58	Xylem, Inc.	2,411	124
Vulcan Materials Co.	817	99			10,415
WestRock Co.	1,507	81
		3,281	Technology - 18.1%
			Akamai Technologies, Inc.(Æ)	1,200	73
Producer Durables - 11.1%			Alphabet, Inc. Class A(Æ)	1,288	1,191
3M Co.	4,270	836	Alphabet, Inc. Class C(Æ)	1,305	1,182
Accenture PLC Class A	3,500	425	Analog Devices, Inc.	991	75
AECOM(Æ)	197	7	Ansys, Inc.(Æ)	309	34
AGCO Corp.	898	58	Apple, Inc.	23,192	3,332
Air Lease Corp. Class A	479	18	Avnet, Inc.	1,478	57
Allison Transmission Holdings, Inc. Class A	500	19	Broadcom, Ltd.	1,728	382
Ametek, Inc.	1,190	68	Brocade Communications Systems, Inc.	1,329	17
Avery Dennison Corp.	1,187	99	Cadence Design Systems, Inc.(Æ)	4,432	144
Boeing Co. (The)	4,507	833	Cisco Systems, Inc.	26,614	907
Booz Allen Hamilton Holding Corp. Class A	1,211	44	CSRA, Inc.	949	28
Caterpillar, Inc.	4,132	423	Dolby Laboratories, Inc. Class A	2,834	149
Chicago Bridge & Iron Co.	2,045	62	DXC Technology Co.	1,788	135
Cintas Corp.	713	87	EchoStar Corp. Class A(Æ)	2,962	170
Copa Holdings, SA Class A	729	85	Electronic Arts, Inc.(Æ)	3,031	287
Delta Air Lines, Inc.	3,588	163	Facebook, Inc. Class A(Æ)	10,181	1,530
Emerson Electric Co.	5,760	347	Harris Corp.	882	99
Flir Systems, Inc.	1,971	72	Hewlett Packard Enterprise Co.	9,771	182

See accompanying notes which are an integral part of the financial statements.

696 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)						Amounts in thousands (except share amounts)
	Principal			Fair			Principal			Fair
	Amount ($) or			Value			Amount ($) or			Value
	Shares			$			Shares			$
HP, Inc.		9,771		184		Jun 2017 25.00 Call (180)	USD	18	(ÿ)	5
Inovalon Holdings, Inc. Class A(Æ)		6,491		80		Jul 2017 18.00 Call (90)	USD	9	(ÿ)	9
Intel Corp.		20,612		745		Jul 2017 19.00 Call (60)	USD	6	(ÿ)	5
						Jul 2017 24.00 Call (180)	USD	18	(ÿ)	9
International Business Machines Corp.		3,758		602		Aug 2017 18.00 Call (60)	USD	6	(ÿ)	7
Lam Research Corp.		1,621		235		Aug 2017 23.00 Call (180)	USD	18	(ÿ)	13
Leidos Holdings, Inc.		900		47		May 2017 12.00 Put (910)	USD	91	(ÿ)	55
Liberty Interactive Corp.(Æ)		135		7		May 2017 15.00 Put (100)	USD	10	(ÿ)	31
Marvell Technology Group, Ltd.		1,954		29		May 2017 16.00 Put (120)	USD	12	(ÿ)	48
						May 2017 19.00 Put (180)	USD	18	(ÿ)	124
Maxim Integrated Products, Inc.		1,820		80		Jun 2017 13.00 Put (90)	USD	9	(ÿ)	11
Microchip Technology, Inc.		2,564		194		Jun 2017 16.00 Put (120)	USD	12	(ÿ)	44
Micron Technology, Inc.(Æ)		7,807		216		Jun 2017 17.00 Put (180)	USD	18	(ÿ)	83
Microsoft Corp.		33,818		2,315		Jul 2017 15.00 Put (120)	USD	12	(ÿ)	30
NVIDIA Corp.		2,344		244		Total Options Purchased
Oracle Corp.		18,056		812		(cost $526)				498
QUALCOMM, Inc.		9,016		485

Skyworks Solutions, Inc.		909		91	Short	-Term Investments - 5.9%
Tableau Software, Inc. Class A(Æ)		330		18		U.S. Cash Management Fund		5,520,102	(8)	5,521
Teradyne, Inc.		2,531		89		Total Short-Term Investments
Texas Instruments, Inc.		5,066		401
Twilio, Inc. Class A(Æ)		1,401		46		(cost $5,521)				5,521
VeriSign, Inc.(Æ)		1,322		118
VMware, Inc. Class A(Æ)		362		34		Total Investments 100.7%
Yelp, Inc. Class A(Æ)		592		21		(identified cost $61,756)				94,750
				17,067
						Other Assets and Liabilities, Net
Utilities - 4.7%					-	(0.7%)				(639)
Ameren Corp.		3,981		218		Net Assets - 100.0%				94,111
American Electric Power Co., Inc.		4,308		292
AT&T, Inc.		26,709		1,058
Avangrid, Inc.		2,388		104
Calpine Corp.(Æ)		2,233		23
CMS Energy Corp.		5,891		267
Duke Energy Corp.		5,607		462
Exelon Corp.		6,807		236
FirstEnergy Corp.		1,801		54
Frontier Communications Corp.		7,878		15
Hawaiian Electric Industries, Inc.		5,134		172
MDU Resources Group, Inc.		734		20
NiSource, Inc.		4,424		107
NRG Energy, Inc.		5,010		85
OGE Energy Corp.		508		18
Pinnacle West Capital Corp.		2,359		201
SCANA Corp.		2,626		174
Verizon Communications, Inc.		18,621		855
Westar Energy, Inc. Class A		1,532		80
				4,441

Total Common Stocks
(cost $55,709)				88,731

Options Purchased - 0.5%
(Number of Contracts)
SPX Volatility Index
May 2017 19.00 Call (460)	USD	46	(ÿ)	8
May 2017 20.00 Call (450)	USD	45	(ÿ)	7
Jun 2017 18.00 Call (100)	USD	10	(ÿ)	6
Jun 2017 20.00 Call (60)	USD	6	(ÿ)	3

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 697

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	42	USD	4,999	06/17	54
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					54

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 Index	Call	30	2,330.00	USD	3	05/05/17	(166)
S&P 500 Index	Call	70	2,395.00	USD	7	05/05/17	(26)
S&P 500 Index	Call	70	2,405.00	USD	7	05/12/17	(33)
S&P 500 Index	Call	40	2,415.00	USD	4	05/12/17	(1)
S&P 500 Index	Call	130	2,305.00	USD	13	05/19/17	(1,061)
S&P 500 Index	Call	40	2,385.00	USD	4	05/26/17	(78)
SPX Volatility Index	Call	460	14.00	USD	46	05/17/17	(20)
SPX Volatility Index	Call	450	15.00	USD	45	05/17/17	(17)
SPX Volatility Index	Put	1,090	14.00	USD	109	05/17/17	(237)
SPX Volatility Index	Put	180	12.00	USD	18	06/21/17	(11)
Total Liability for Options Written (premiums received $1,404)							(1,650)
Transactions in options written contracts for the period ended April 30, 2017 were as follows:
			Number of		Premiums
			Contracts		Received
Outstanding October 31, 2016				2,850	$1,329
Opened				11,390	5,888
Closed				(11,680)	(5,813)
Expired				—	—
Outstanding April 30, 2017				2,560	$1,404

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Consumer Discretionary	$12,926	$—	$—	$—	$12,926	13.7
Consumer Staples	6,502	—	2	—	6,504	6.9
Energy	4,986	—	—	—	4,986	5.3
Financial Services	18,019	—	—	—	18,019	19.2
Health Care	11,092	—	—	—	11,092	11.8
Materials and Processing	3,281	—	—	—	3,281	3.5
Producer Durables	10,415	—	—	—	10,415	11.1
Technology	17,067	—	—	—	17,067	18.1
Utilities	4,441	—	—	—	4,441	4.7

See accompanying notes which are an integral part of the financial statements.

698 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Options Purchased	498	—	—	—	498	0.5
Short-Term Investments	—	—	—	5,521	5,521	5.9
Total Investments	89,227	—	2	5,521	94,750	100.7
Other Assets and Liabilities, Net						(0.7)
						100.0
Other Financial Instruments
Assets
Futures Contracts	54	—	—	—	54	0.1
A
Liabilities
Options Written	(1,650)	—	—	—	(1,650)	(1.8)
Total Other Financial Instruments*	$(1,596)	$—	$—	$—	$(1,596)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2017, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 699

Russell Investment Company
Strategic Call Overwriting Fund

Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$498
Variation margin on futures contracts**	54
Total	$552

Location: Statement of Assets and Liabilities - Liabilities
Options written, at fair value	$1,650
Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$(141)
Futures contracts	656
Options written	(2,225)
Total	$(1,710)

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments****	$87
Futures contracts	72
Options written	(592)
Total	$(433)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

700 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$498	$—	$498
Total Financial and Derivative Assets		498	—	498
Financial and Derivative Assets not subject to a netting agreement		(498)	—	(498)
Total Financial and Derivative Assets subject to a netting agreement		$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 701

Russell Investment Company
Strategic Call Overwriting Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$12	$ — $	12
Options Written Contracts	Options written, at fair value	1,650	—	1,650
Total Financial and Derivative Liabilities		1,662	—	1,662
Financial and Derivative Liabilities not subject to a netting agreement		(1,662)	—	(1,662)
Total Financial and Derivative Liabilities subject to a netting agreement		$—	$ — $	—

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

702 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$61,756
Investments, at fair value(>)	94,750
Cash (restricted)(a)(b)(c)	3,179
Receivables:
Dividends and interest	87
Dividends from affiliated funds	4
Investments sold	910
Fund shares sold	124
Prepaid expenses	1
Total assets	99,055

Liabilities
Payables:
Due to custodian	314
Due to broker (d)	2,423
Investments purchased	362
Fund shares redeemed	23
Accrued fees to affiliates	56
Other accrued expenses	104
Variation margin on futures contracts	12
Options written, at fair value(x)	1,650
Total liabilities	4,944

Net Assets	$94,111

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 703

Russell Investment Company
Strategic Call Overwriting Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$42
Accumulated net realized gain (loss)	(12,713)
Unrealized appreciation (depreciation) on:
Investments	32,994
Futures contracts	54
Options written	(246)
Shares of beneficial interest	74
Additional paid-in capital	73,906
Net Assets	$94,111

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class S(#)	$12.75
Class S — Net assets	$94,110,640
Class S — Shares outstanding ($.01 par value)	7,383,780
Amounts in thousands
(x) Premiums received on options written	$1,404
(>) Investments in affiliates, U.S. Cash Management Fund	$5,521

(a) Cash Collateral for Futures	$350
(b) Cash Collateral for Swaps	$168
(c) Cash Collateral for Options	$2,661
(d) Due to Broker for Options	$2,423
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

704 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$890
Dividends from affiliated funds	19
Total investment income	909

Expenses
Advisory fees	357
Administrative fees	22
Custodian fees	49
Transfer agent fees - Class S	89
Professional fees	32
Registration fees	18
Trustees’ fees	1
Printing fees	3
Miscellaneous	8
Expenses before reductions	579
Expense reductions	(146)
Net expenses	433
Net investment income (loss)	476

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,845
Futures contracts	656
Options written	(2,225)
Net realized gain (loss)	276
Net change in unrealized appreciation (depreciation) on:
Investments	7,437
Futures contracts	72
Options written	(592)
Net change in unrealized appreciation (depreciation)	6,917
Net realized and unrealized gain (loss)	7,193
Net Increase (Decrease) in Net Assets from Operations	$7,669

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 705

Russell Investment Company
Strategic Call Overwriting Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$476	$944
Net realized gain (loss)	276	2,234
Net change in unrealized appreciation (depreciation)	6,917	978
Net increase (decrease) in net assets from operations	7,669	4,156

Distributions
From net investment income
Class S	(463)	(938)
Net decrease in net assets from distributions	(463)	(938)

Share Transactions*
Net increase (decrease) in net assets from share transactions	3,857	(7,572)
Total Net Increase (Decrease) in Net Assets	11,063	(4,354)

Net Assets
Beginning of period	83,048	87,402
End of period	$94,111	$83,048
Undistributed (overdistributed) net investment income included in net assets	$42	$29

See accompanying notes which are an integral part of the financial statements.

706 Strategic Call Overwriting Fund

Russell Investment Company
Strategic Call Overwriting Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class S
Proceeds from shares sold	800	$9,839	732	$8,127
Proceeds from reinvestment of distributions	37	463	83	938
Payments for shares redeemed	(520)	(6,445)	(1,482)	(16,637)
Total increase (decrease)	317	$3,857	(667)	$(7,572)

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 707

Russell Investment Company
Strategic Call Overwriting Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class S
April 30, 2017*	11.75	.07	.99	1.06	(.06)	—
October 31, 2016	11.30	.13	.45	.58	(.13)	—
October 31, 2015	10.77	.10	.53	.63	(.10)	—
October 31, 2014	10.64	.10	.13	.23	(.10)	—
October 31, 2013	10.06	.12	.65	.77	(.13)	(.06)
October 31, 2012(3)	10.00	.02	.05	.07	(.01)	—

See accompanying notes which are an integral part of the financial statements.

708 Strategic Call Overwriting Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)	(000)	Gross(d)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(.06)	12.75	9.07	94,111	1.30	.97	1.09	8
(.13)	11.75	5.16	83,048	1.32	.97	1.14	4
(.10)	11.30	5.84	87,402	1.19	.97	.87	1
(.10)	10.77	2.13	86,773	1.19	.97	.88	5
(.19)	10.64	7.78	83,541	1.45	.97	1.11	3
(.01)	10.06	.68	59,941	1.88	.97	.73	—

See accompanying notes which are an integral part of the financial statements.

Strategic Call Overwriting Fund 709

Russell Investment Company
Strategic Call Overwriting Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$36,980
Administration fees	3,674
Transfer agent fees	15,228
Trustee fees	398
$56,280

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
Beginning of			Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U.S. Cash Management Fund	$2,282	$11,372	$8,133	$—	$ —	$5,521	$19	$—
	$2,282	$11,372	$8,133	$—	$ —	$5,521	$19	$—

Federal Income Taxes (Unaudited)

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$61,751,229
Unrealized Appreciation	$34,492,790
Unrealized Depreciation	(1,494,405)
Net Unrealized Appreciation (Depreciation)	$32,998,385

See accompanying notes which are an integral part of the financial statements.

710 Strategic Call Overwriting Fund

Russell Investment Company
Select U.S. Equity Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.

administrative fees and other Fund expenses. The Example is			Hypothetical
intended to help you understand your ongoing costs (in dollars)			Performance (5%
of investing in the Fund and to compare these costs with the		Actual	return before
ongoing costs of investing in other mutual funds. The Example	Class R6	Performance	expenses)
Beginning Account Value
is based on an investment of $1,000 invested at the beginning of	November 1, 2016	$1,000.00	$1,000.00
the period and held for the entire period indicated, which for this	Ending Account Value
Fund is from November 1, 2016 to April 30, 2017.	April 30, 2017	$1,137.80	$1,022.81
	Expenses Paid During Period*	$2.12	$2.01
Actual Expenses
The information in the table under the heading “Actual	* Expenses are equal to the Fund's annualized expense ratio of 0.40%
(representing the six month period annualized), multiplied by the average
Performance” provides information about actual account values	account value over the period, multiplied by 181/365 (to reflect the one-half
and actual expenses. You may use the information in this column,	year period). May reflect amounts waived and/or reimbursed. Without any
together with the amount you invested, to estimate the expenses	waivers and/or reimbursements, expenses would have been higher.
that you paid over the period. Simply divide your account value by
Hypothetical
$1,000 (for example, an $8,600 account value divided by $1,000			Performance (5%
= 8.6), then multiply the result by the number in the first column		Actual	return before
in the row entitled “Expenses Paid During Period” to estimate	Class S	Performance	expenses)
Beginning Account Value
the expenses you paid on your account during this period.	November 1, 2016	$1,000.00	$1,000.00

Hypothetical Example for Comparison Purposes	Ending Account Value
	April 30, 2017	$1,137.50	$1,021.97
The information in the table under the heading “Hypothetical	Expenses Paid During Period*	$3.02	$2.86
Performance (5% return before expenses)” provides information
about hypothetical account values and hypothetical expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average
based on the Fund’s actual expense ratio and an assumed rate of	account value over the period, multiplied by 181/365 (to reflect the one-half
return of 5% per year before expenses, which is not the Fund’s	year period). May reflect amounts waived and/or reimbursed. Without any
actual return. The hypothetical account values and expenses	waivers and/or reimbursements, expenses would have been higher.
may not be used to estimate the actual ending account balance or
Hypothetical
expenses you paid for the period. You may use this information			Performance (5%
to compare the ongoing costs of investing in the Fund and other		Actual	return before
funds. To do so, compare this 5% hypothetical example with the	Class T	Performance	expenses)
5% hypothetical examples that appear in the shareholder reports	Beginning Account Value
	November 1, 2016	$1,000.00	$1,000.00
of other funds.	Ending Account Value
	April 30, 2017	$1,138.70	$1,022.71
	Expenses Paid During Period*	$2.23	$2.11

* Expenses are equal to the Fund's annualized expense ratio of 0.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Select U.S. Equity Fund 711

Russell Investment Company
Select U.S. Equity Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,139.00	$1,022.96
Expenses Paid During Period*	$1.96	$1.86

* Expenses are equal to the Fund's annualized expense ratio of 0.37%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

712 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Common Stocks - 94.1%			Harley-Davidson, Inc.	21,334	1,212
Consumer Discretionary - 12.7%			Hasbro, Inc.	6,303	625
Advance Auto Parts, Inc.	3,581	509	Hilton Grand Vacations, Inc.(Æ)	462	16
Amazon.com, Inc.(Æ)	12,340	11,414	Hilton Worldwide Holdings, Inc.	2,753	162
AMC Networks, Inc. Class A(Æ)	1,847	110	Home Depot, Inc. (The)	35,507	5,543
Amerco, Inc.	388	145	Hyatt Hotels Corp. Class A(Æ)	2,172	121
Aramark	2,052	75	International Game Technology PLC	631	14
AutoNation, Inc.(Æ)	4,010	168	Interpublic Group of Cos., Inc. (The)	4,851	114
AutoZone, Inc.(Æ)	751	520	JC Penney Co., Inc.(Æ)	13,152	71
Avis Budget Group, Inc.(Æ)	1,244	38	John Wiley & Sons, Inc. Class A	3,769	199
Bed Bath & Beyond, Inc.	19,349	750	KAR Auction Services, Inc.	5,384	235
Best Buy Co., Inc.	34,614	1,793	Kate Spade & Co.(Æ)	4,208	73
BorgWarner, Inc.	21,588	913	Kohl's Corp.	12,839	501
Brinker International, Inc.	3,937	174	L Brands, Inc.	7,341	388
Brunswick Corp.	3,588	204	Las Vegas Sands Corp.	10,617	626
Cabela's, Inc.(Æ)	2,424	132	Lear Corp.	8,497	1,212
Cable One, Inc.	439	299	Leggett & Platt, Inc.	3,594	189
CalAtlantic Group, Inc.	865	31	Lennar Corp. Class A	10,740	542
CarMax, Inc.(Æ)	4,329	253	Liberty Broadband Corp. Class A(Æ)	197	18
Carnival Corp.	30,985	1,914	Liberty Broadband Corp. Class C(Æ)	4,710	429
Carter's, Inc.	1,660	153	Liberty Interactive Corp. Class A(Æ)	16,193	343
CBS Corp. Class B	24,950	1,661	Liberty SiriusXM Group Class C(Æ)	8,508	323
Charter Communications, Inc. Class A(Æ)	4,915	1,697	Lions Gate Entertainment Corp. Class A(Æ)	565	15
Chipotle Mexican Grill, Inc. Class A(Æ)	448	213	Lions Gate Entertainment Corp. Class B(Æ)	1,457	35
Choice Hotels International, Inc.	1,766	111	Live Nation Entertainment, Inc.(Æ)	4,942	159
Cinemark Holdings, Inc.	3,591	155	LKQ Corp.(Æ)	12,758	399
Coach, Inc.	8,667	341	Lowe's Cos., Inc.	14,408	1,223
Comcast Corp. Class A	199,777	7,829	Lululemon Athletica, Inc.(Æ)	2,488	129
Costco Wholesale Corp.	15,143	2,688	Macy's, Inc.	21,670	633
Coty, Inc. Class A	6,823	122	Madison Square Garden Co. (The) Class A(Æ)	1,453	293
Darden Restaurants, Inc.	5,408	461	Marriott International, Inc. Class A	4,073	385
Dick's Sporting Goods, Inc.	9,198	465	Mattel, Inc.	13,680	307
Dillard's, Inc. Class A	1,276	71	McDonald's Corp.	24,507	3,429
Discovery Communications, Inc. Class A(Æ)	14,032	404	Media General, Inc.(Æ)	1,092	2
Discovery Communications, Inc. Class C(Æ)	5,114	143	MGM Resorts International	18,337	563
DISH Network Corp. Class A(Æ)	6,803	438	Michael Kors Holdings, Ltd.(Æ)	9,535	356
Dollar General Corp.	17,110	1,244	Michaels Cos., Inc. (The)(Æ)	2,792	65
Dollar Tree, Inc.(Æ)	5,838	483	Mohawk Industries, Inc.(Æ)	5,580	1,310
Domino's Pizza, Inc.	2,001	363	Murphy USA, Inc.(Æ)	2,220	154
DR Horton, Inc.	27,891	917	Netflix, Inc.(Æ)	9,310	1,417
Dunkin' Brands Group, Inc.	2,779	155	Newell Rubbermaid, Inc.	20,739	990
eBay, Inc.(Æ)	46,903	1,567	News Corp. Class A	24,001	305
Estee Lauder Cos., Inc. (The) Class A	12,258	1,068	Nielsen Holdings PLC	13,843	569
Expedia, Inc.	1,588	212	Nike, Inc. Class B	44,905	2,488
Fitbit, Inc. Class A(Æ)	8,873	51	Nordstrom, Inc.	8,368	404
Foot Locker, Inc.	13,158	1,018	Norwegian Cruise Line Holdings, Ltd.(Æ)	4,596	248
Ford Motor Co.	192,327	2,206	NVR, Inc.(Æ)	135	285
Fortune Brands Home & Security, Inc.	2,332	149	Omnicom Group, Inc.	10,764	884
GameStop Corp. Class A	9,150	208	O'Reilly Automotive, Inc.(Æ)	3,002	745
Gap, Inc. (The)	27,139	711	Outfront Media, Inc.(ö)	1,765	46
Garmin, Ltd.	16,134	820	Pandora Media, Inc.(Æ)	2,887	31
General Motors Co.	71,890	2,490	Panera Bread Co. Class A(Æ)	265	83
Gentex Corp.	26,165	540	Penske Automotive Group, Inc.	3,646	174
Genuine Parts Co.	10,511	967	Polaris Industries, Inc.	2,371	202
Goodyear Tire & Rubber Co. (The)	24,529	889	Priceline Group, Inc. (The)(Æ)	1,620	2,992
Graham Holdings Co. Class B	297	179	PulteGroup, Inc.	26,509	601
H&R Block, Inc.	12,701	315	PVH Corp.	8,237	832
Hanesbrands, Inc.	19,790	432	Ralph Lauren Corp. Class A	4,970	401

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 713

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Regal Entertainment Group Class A	5,241	116	Church & Dwight Co., Inc.	18,019	892
Ross Stores, Inc.	19,425	1,263	Clorox Co. (The)	4,360	583
Royal Caribbean Cruises, Ltd.	9,188	979	Coca-Cola Co. (The)	125,030	5,395
Sally Beauty Holdings, Inc.(Æ)	9,521	181	Colgate-Palmolive Co.	21,707	1,564
Scripps Networks Interactive, Inc. Class A	11,369	850	Conagra Brands, Inc.	11,549	448
Service Corp. International	3,933	127	Constellation Brands, Inc. Class A	7,541	1,301
ServiceMaster Global Holdings, Inc.(Æ)	2,525	96	CVS Health Corp.	48,718	4,016
Signet Jewelers, Ltd.	5,108	336	Dr Pepper Snapple Group, Inc.	9,893	907
Sirius XM Holdings, Inc.	34,549	171	Energizer Holdings, Inc.(Æ)	3,539	214
Six Flags Entertainment Corp.	1,024	64	Flowers Foods, Inc.	7,852	154
Skechers U.S.A., Inc. Class A(Æ)	8,123	205	General Mills, Inc.	21,249	1,222
Staples, Inc.	40,234	393	Hain Celestial Group, Inc. (The)(Æ)	6,026	223
Starbucks Corp.	36,370	2,184	Herbalife, Ltd.(Æ)	4,342	275
Target Corp.	34,346	1,918	Hershey Co. (The)	8,538	924
TEGNA, Inc.	22,926	584	Hormel Foods Corp.	23,817	835
Tempur Sealy International, Inc.(Æ)	114	5	Ingredion, Inc.	4,827	598
Tesla, Inc.(Æ)	1,568	493	JM Smucker Co. (The)	9,560	1,211
Thomson Reuters Corp.	11,605	527	Kellogg Co.	5,554	394
Thor Industries, Inc.	4,012	386	Kimberly-Clark Corp.	9,779	1,269
Tiffany & Co.	1,892	173	Kraft Heinz Co. (The)	24,134	2,181
Time Warner, Inc.	43,654	4,334	Kroger Co. (The)	38,024	1,127
TJX Cos., Inc.	29,882	2,350	McCormick & Co., Inc.	9,865	986
Toll Brothers, Inc.	7,709	277	Mead Johnson Nutrition Co. Class A	5,060	449
Tractor Supply Co.	4,816	298	Molson Coors Brewing Co. Class B	4,494	431
Tribune Media Co. Class A	2,949	108	Mondelez International, Inc. Class A	61,713	2,779
TripAdvisor, Inc.(Æ)	1,688	76	Monster Beverage Corp.(Æ)	8,712	395
Tupperware Brands Corp.	3,894	280	Nu Skin Enterprises, Inc. Class A	5,868	324
Twenty-First Century Fox, Inc. Class A	73,375	2,241	PepsiCo, Inc.	55,030	6,234
Twenty-First Century Fox, Inc. Class B	15,127	452	Philip Morris International, Inc.	54,761	6,070
Ulta Beauty, Inc.(Æ)	3,257	917	Pilgrim's Pride Corp.	2,488	65
Under Armour, Inc. Class A(Æ)	4,105	88	Pinnacle Foods, Inc.	6,847	398
Under Armour, Inc. Class C(Æ)	4,134	80	Post Holdings, Inc.(Æ)	1,318	111
Urban Outfitters, Inc.(Æ)	6,556	150	Procter & Gamble Co. (The)	107,427	9,382
Vail Resorts, Inc.	252	50	Reynolds American, Inc.	26,671	1,720
VF Corp.	21,081	1,152	Rite Aid Corp.(Æ)	19,919	80
Viacom, Inc. Class B	20,746	883	Safeway, Inc.(Æ)	4,520	2
Vista Outdoor, Inc.(Æ)	1,515	30	Sysco Corp.	19,876	1,051
WABCO Holdings, Inc.(Æ)	1,600	190	TreeHouse Foods, Inc.(Æ)	1,937	170
Wal-Mart Stores, Inc.	86,994	6,540	Tyson Foods, Inc. Class A	26,262	1,688
Walt Disney Co. (The)	56,237	6,501	Walgreens Boots Alliance, Inc.	41,762	3,614
Wendy's Co. (The)	5,007	74	Whole Foods Market, Inc.	5,766	210
Whirlpool Corp.	5,602	1,040			70,466
Williams-Sonoma, Inc.	6,805	368
Wyndham Worldwide Corp.	4,312	411	Energy - 5.3%
Wynn Resorts, Ltd.	1,138	140	Anadarko Petroleum Corp.	16,741	955
Yum China Holdings, Inc.(Æ)	20,437	697	Antero Resources Corp.(Æ)	7,252	154
Yum! Brands, Inc.	12,108	796	Apache Corp.	18,528	901
Zillow Group, Inc.(Æ)	992	39	Baker Hughes, Inc.	19,431	1,154
Zillow Group, Inc. Class A(Æ)	496	19	Cabot Oil & Gas Corp.	4,371	102
		131,120	Chesapeake Energy Corp.(Æ)	22,897	120
			Chevron Corp.	76,327	8,144
Consumer Staples - 6.8%			Cimarex Energy Co.	866	101
Altria Group, Inc.	64,964	4,663	Concho Resources, Inc.(Æ)	4,395	557
Archer-Daniels-Midland Co.	39,966	1,828	ConocoPhillips	32,104	1,538
Brown-Forman Corp. Class B - ADR	18,941	896	CONSOL Energy, Inc.(Æ)	2,845	43
Bunge, Ltd.	9,338	738	Continental Resources, Inc.(Æ)	2,645	112
Campbell Soup Co.	7,803	449	Devon Energy Corp.	16,883	667

See accompanying notes which are an integral part of the financial statements.

714 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Diamond Offshore Drilling, Inc.(Æ)	2,936	42	Alleghany Corp.(Æ)	871	532
Diamondback Energy, Inc.(Æ)	1,366	136	Alliance Data Systems Corp.	522	130
Dril-Quip, Inc.(Æ)	3,313	171	Allied World Assurance Co. Holdings AG	11,389	605
Enbridge, Inc.	15,844	657	Allstate Corp. (The)	31,944	2,597
Energen Corp.(Æ)	2,834	147	Ally Financial, Inc.	17,886	354
Ensco PLC Class A	5,823	46	American Campus Communities, Inc.(ö)	5,404	256
EOG Resources, Inc.	12,523	1,158	American Express Co.	36,608	2,901
EQT Corp.	1,924	112	American Financial Group, Inc.	4,824	469
Exxon Mobil Corp.	180,130	14,708	American Homes 4 Rent Class A(ö)	11,191	258
First Solar, Inc.(Æ)	2,169	64	American International Group, Inc.	49,089	2,990
Gulfport Energy Corp.(Æ)	3,498	56	American Tower Corp.(ö)	9,914	1,249
Halliburton Co.	33,716	1,547	Ameriprise Financial, Inc.	11,873	1,518
Helmerich & Payne, Inc.	3,950	240	AmTrust Financial Services, Inc.	3,104	50
Hess Corp.	6,481	317	Annaly Capital Management, Inc.(ö)	67,989	803
HollyFrontier Corp.	20,994	591	Aon PLC	7,196	862
Kinder Morgan, Inc.	56,721	1,170	Arch Capital Group, Ltd.(Æ)	16,318	1,582
Marathon Oil Corp.	19,798	294	Arthur J Gallagher & Co.	9,727	543
Marathon Petroleum Corp.	39,633	2,019	Aspen Insurance Holdings, Ltd.	5,583	292
Murphy Oil Corp.	4,444	116	Associated Banc-Corp.	11,380	283
Nabors Industries, Ltd.	11,284	117	Assurant, Inc.	4,180	402
National Oilwell Varco, Inc.	25,062	876	Assured Guaranty, Ltd.	10,835	413
Newfield Exploration Co.(Æ)	4,602	159	AvalonBay Communities, Inc.(ö)	2,985	567
Noble Corp. PLC	31,050	149	Axis Capital Holdings, Ltd.	9,932	655
Noble Energy, Inc.	10,040	325	Bank of America Corp.	467,725	10,917
Occidental Petroleum Corp.	21,424	1,318	Bank of Hawaii Corp.	2,916	238
Oceaneering International, Inc.	8,196	216	Bank of New York Mellon Corp. (The)	59,893	2,819
ONEOK, Inc.	2,393	126	BankUnited, Inc.	6,270	221
Patterson-UTI Energy, Inc.	6,123	133	BB&T Corp.	52,583	2,271
PBF Energy, Inc. Class A	7,988	178	Berkshire Hathaway, Inc. Class B(Æ)	84,645	13,984
Phillips 66	36,855	2,932	BlackRock, Inc. Class A	5,014	1,928
Pioneer Natural Resources Co.	3,868	669	BOK Financial Corp.	3,221	271
QEP Resources, Inc.(Æ)	3,935	47	Boston Properties, Inc.(ö)	1,244	157
Range Resources Corp.	8,379	222	Broadridge Financial Solutions, Inc.	3,942	276
Rice Energy, Inc.(Æ)	2,475	53	Brown & Brown, Inc.	6,251	268
Rowan Cos. PLC Class A(Æ)	11,136	157	Camden Property Trust(ö)	3,722	306
RPC, Inc.	5,838	106	Capital One Financial Corp.	27,985	2,249
Schlumberger, Ltd.	50,219	3,645	Care Capital Properties, Inc.(ö)	1,488	40
SM Energy Co.	3,762	85	CBOE Holdings, Inc.	3,550	293
Southwestern Energy Co.(Æ)	5,913	44	CBRE Group, Inc. Class A(Æ)	11,179	400
Superior Energy Services, Inc.(Æ)	3,258	39	Charles Schwab Corp. (The)	28,956	1,125
Targa Resources Corp.	1,936	107	Chimera Investment Corp.(ö)	17,002	346
TechnipFMC PLC(Æ)	3,372	102	Chubb, Ltd.	27,417	3,763
Tesoro Corp.	9,012	718	Cincinnati Financial Corp.	17,376	1,253
Transocean, Ltd.(Æ)	31,604	349	CIT Group, Inc.	7,910	366
Valero Energy Corp.	38,029	2,457	Citigroup, Inc.	122,598	7,248
Weatherford International PLC(Æ)	16,505	95	Citizens Financial Group, Inc.	33,049	1,213
Whiting Petroleum Corp.(Æ)	4,989	41	CME Group, Inc. Class A	8,480	985
Williams Cos., Inc. (The)	14,200	435	CNA Financial Corp.	4,903	222
World Fuel Services Corp.	8,423	310	Colony NorthStar, Inc. Class A(ö)	12,678	166
WPX Energy, Inc.(Æ)	8,310	99	Comerica, Inc.	7,008	495
		54,448	Commerce Bancshares, Inc.	7,497	412
			CoreCivic, Inc.(Æ)	7,424	256
Financial Services - 20.5%			CoreLogic, Inc.(Æ)	4,799	205
Affiliated Managers Group, Inc.	1,980	328	Credit Acceptance Corp.(Æ)	361	73
Aflac, Inc.	39,577	2,964	Crown Castle International Corp.(ö)	7,162	678
AGNC Investment Corp.	33,761	711	CubeSmart(ö)	1,335	34
Alexandria Real Estate Equities, Inc.(ö)	2,156	243	Cullen/Frost Bankers, Inc.	6,986	659
			DCT Industrial Trust, Inc.(ö)	840	42

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 715

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Digital Realty Trust, Inc.(ö)	3,684	423	Markel Corp.(Æ)	205	199
Discover Financial Services	26,236	1,642	MarketAxess Holdings, Inc.	608	117
Douglas Emmett, Inc.(ö)	2,249	85	Marsh & McLennan Cos., Inc.	16,992	1,260
Duke Realty Corp.(ö)	8,466	235	MasterCard, Inc. Class A	35,804	4,165
Dun & Bradstreet Corp. (The)	2,153	236	Mercury General Corp.	3,650	224
E*Trade Financial Corp.(Æ)	11,959	413	MetLife, Inc.	45,969	2,382
East West Bancorp, Inc.	12,264	666	MFA Financial, Inc.(ö)	42,190	351
Eaton Vance Corp.	1,852	80	Mid-America Apartment Communities, Inc.
EPR Properties(ö)	579	42	(ö)	3,538	351
Equifax, Inc.	5,377	728	Moody's Corp.	7,457	882
Equinix, Inc.(ö)	623	260	Morgan Stanley	89,404	3,877
Equity LifeStyle Properties, Inc. Class A(ö)	4,591	371	Morningstar, Inc.	1,951	143
Equity Residential(ö)	11,947	772	MSCI, Inc. Class A	4,908	492
Erie Indemnity Co. Class A	2,113	262	Nasdaq, Inc.	6,492	447
Essex Property Trust, Inc.(ö)	852	208	National Retail Properties, Inc.(ö)	8,752	370
Everest Re Group, Ltd.	6,163	1,551	Navient Corp.	25,060	381
Extra Space Storage, Inc.(ö)	2,720	205	New York Community Bancorp, Inc.	14,119	188
FactSet Research Systems, Inc.	587	96	Northern Trust Corp.	8,197	738
Federal Realty Investment Trust(ö)	3,280	429	Old Republic International Corp.	9,347	193
Federated Investors, Inc. Class B	5,832	156	Omega Healthcare Investors, Inc.(ö)	5,631	186
Fidelity National Information Services, Inc.	10,058	847	OneMain Holdings, Inc.(Æ)	1,626	38
Fifth Third Bancorp	63,854	1,560	PacWest Bancorp	9,542	471
First American Financial Corp.	5,429	236	Park Hotels & Resorts, Inc. (ö)	3,639	93
First Horizon National Corp.	7,257	133	PayPal Holdings, Inc.(Æ)	42,538	2,030
First Republic Bank	1,439	133	People's United Financial, Inc.	24,183	422
Fiserv, Inc.(Æ)	4,539	541	PNC Financial Services Group, Inc. (The)	31,174	3,733
FleetCor Technologies, Inc.(Æ)	2,813	397	Popular, Inc.	5,381	226
FNF Group	24,151	989	Principal Financial Group, Inc.	28,960	1,886
Forest City Realty Trust, Inc. Class A(ö)	4,614	104	ProAssurance Corp.	797	49
Franklin Resources, Inc.	34,304	1,479	Progressive Corp. (The)	59,976	2,382
GGP, Inc.(Æ)	22,007	476	Prologis, Inc.(ö)	12,725	692
Global Payments, Inc.	5,281	432	Prudential Financial, Inc.	26,887	2,878
Goldman Sachs Group, Inc. (The)	18,560	4,154	Public Storage(ö)	5,647	1,182
Hanover Insurance Group, Inc. (The)	2,047	181	Quality Care Properties, Inc. (Æ)(ö)	2,127	37
Hartford Financial Services Group, Inc.	23,114	1,118	Raymond James Financial, Inc.	9,326	695
HCP, Inc.(ö)	13,096	411	Rayonier, Inc.(ö)	3,305	93
Highwoods Properties, Inc.(ö)	2,271	116	Realogy Holdings Corp.	4,007	122
Hospitality Properties Trust(ö)	2,077	66	Realty Income Corp.(ö)	8,175	477
Huntington Bancshares, Inc.	55,848	718	Regency Centers Corp.(ö)	2,851	180
Interactive Brokers Group, Inc. Class A	2,147	75	Regions Financial Corp.	120,503	1,657
Intercontinental Exchange, Inc.	30,530	1,838	Reinsurance Group of America, Inc. Class A	3,544	443
Invesco, Ltd.	20,953	690	RenaissanceRe Holdings, Ltd.	4,482	637
Jack Henry & Associates, Inc.	4,848	470	Santander Consumer USA Holdings, Inc.(Æ)	3,537	45
Jones Lang LaSalle, Inc.	3,322	382	SBA Communications Corp.(Æ)(ö)	2,199	278
JPMorgan Chase & Co.	172,438	15,002	SEI Investments Co.	2,080	105
KeyCorp	77,073	1,406	Senior Housing Properties Trust(ö)	7,976	172
Kilroy Realty Corp.(ö)	1,741	123	Signature Bank(Æ)	4,678	648
Lamar Advertising Co. Class A(ö)	2,042	147	Simon Property Group, Inc.(ö)	7,926	1,310
Lazard, Ltd. Class A	10,927	469	SLM Corp.(Æ)	15,017	188
Legg Mason, Inc.	5,408	202	Spirit Realty Capital, Inc.(ö)	4,561	43
Leucadia National Corp.	16,766	426	Starwood Property Trust, Inc.(ö)	21,346	484
Liberty Property Trust(ö)	4,493	182	State Street Corp.	26,203	2,198
Life Storage, Inc.(Æ)	196	15	Sun Communities, Inc.(ö)	952	80
Lincoln National Corp.	19,137	1,262	SunTrust Banks, Inc.	36,293	2,062
Loews Corp.	26,364	1,229	SVB Financial Group(Æ)	1,778	313
LPL Financial Holdings, Inc.	1,578	66	Synchrony Financial	48,046	1,336
M&T Bank Corp.	11,583	1,800	Synovus Financial Corp.	7,426	310
Macerich Co. (The)(ö)	3,901	244	T Rowe Price Group, Inc.	13,178	934

See accompanying notes which are an integral part of the financial statements.

716 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Taubman Centers, Inc.(ö)	1,323	83	Brookdale Senior Living, Inc. Class A(Æ)	1,153	15
TCF Financial Corp.	5,745	95	Bruker Corp.	1,963	48
TD Ameritrade Holding Corp.	7,288	279	Cardinal Health, Inc.	22,705	1,648
Torchmark Corp.	19,425	1,490	Celgene Corp.(Æ)	18,850	2,338
Total System Services, Inc.	5,217	299	Centene Corp.(Æ)	11,031	821
Travelers Cos., Inc. (The)	26,194	3,187	Cerner Corp.(Æ)	12,014	778
Two Harbors Investment Corp.(ö)	14,096	141	Charles River Laboratories International,
UDR, Inc.(ö)	5,251	196	Inc.(Æ)	1,349	121
Uniti Group, Inc.(ö)	5,405	148	Cigna Corp.	15,731	2,460
Unum Group	13,062	605	Cooper Cos., Inc. (The)	2,645	530
US Bancorp	79,632	4,084	CR Bard, Inc.	4,772	1,467
Validus Holdings, Ltd.	4,507	249	DaVita HealthCare Partners, Inc.(Æ)	11,019	760
Vantiv, Inc. Class A(Æ)	3,943	245	Dentsply Sirona, Inc.	13,475	852
Ventas, Inc.(ö)	12,461	798	DexCom, Inc.(Æ)	2,246	175
Visa, Inc. Class A	55,544	5,067	Edwards Lifesciences Corp.(Æ)	6,331	694
Vornado Realty Trust(ö)	946	91	Eli Lilly & Co.	29,599	2,429
Voya Financial, Inc.	11,000	411	Endo International PLC(Æ)	8,655	98
Weingarten Realty Investors(ö)	4,799	157	Envision Healthcare Corp.(Æ)	2,727	153
Wells Fargo & Co.	209,072	11,256	Express Scripts Holding Co.(Æ)	25,994	1,595
Welltower, Inc.(ö)	8,749	625	Gilead Sciences, Inc.	53,626	3,676
Western Union Co. (The)	40,794	810	HCA Holdings, Inc.(Æ)	22,337	1,881
WEX, Inc.(Æ)	159	16	Henry Schein, Inc.(Æ)	5,047	877
Weyerhaeuser Co.(ö)	13,361	453	Hill-Rom Holdings, Inc.	2,022	153
White Mountains Insurance Group, Ltd.	286	246	Hologic, Inc.(Æ)	6,459	292
WR Berkley Corp.	13,891	944	Humana, Inc.	8,745	1,941
XL Group, Ltd.	30,639	1,282	IDEXX Laboratories, Inc.(Æ)	1,635	274
Zions Bancorporation	5,700	228	Illumina, Inc.(Æ)	4,008	741
		211,075	Incyte Corp.(Æ)	3,501	435
			Intercept Pharmaceuticals, Inc.(Æ)	1,710	192
Health Care - 11.7%			Intrexon Corp.(Æ)	7,253	151
Abbott Laboratories	45,257	1,975	Intuitive Surgical, Inc.(Æ)	1,283	1,072
AbbVie, Inc.	37,803	2,493	Ionis Pharmaceuticals, Inc.(Æ)	5,657	273
Acadia Healthcare Co., Inc.(Æ)	3,391	148	Johnson & Johnson	119,266	14,726
Acadia Pharmaceuticals, Inc.(Æ)	8,977	308	Juno Therapeutics, Inc.(Æ)	11,436	285
Aetna, Inc.	20,236	2,733	Laboratory Corp. of America Holdings(Æ)	8,984	1,259
Agilent Technologies, Inc.	11,232	618	LifePoint Health, Inc.(Æ)	3,362	209
Agios Pharmaceuticals, Inc.(Æ)	5,028	250	Mallinckrodt PLC(Æ)	3,935	185
Akorn, Inc.(Æ)	1,963	66	McKesson Corp.	14,661	2,028
Alere, Inc.(Æ)	2,355	116	MEDNAX, Inc.(Æ)	9,694	585
Alexion Pharmaceuticals, Inc.(Æ)	6,016	769	Medtronic PLC	48,350	4,017
Align Technology, Inc.(Æ)	3,507	472	Merck & Co., Inc.	111,959	6,978
Alkermes PLC(Æ)	4,069	237	Mylan NV(Æ)	21,659	809
Allergan PLC(Æ)	11,482	2,800	Neurocrine Biosciences, Inc.(Æ)	4,950	264
Allscripts Healthcare Solutions, Inc.(Æ)	7,622	91	OPKO Health, Inc.(Æ)	19,979	155
Alnylam Pharmaceuticals, Inc.(Æ)	4,417	237	Patterson Cos., Inc.	8,551	380
AmerisourceBergen Corp. Class A	10,047	824	PerkinElmer, Inc.	2,634	157
Amgen, Inc.	30,244	4,939	Perrigo Co. PLC	3,337	247
Anthem, Inc.	17,200	3,060	Pfizer, Inc.	244,546	8,295
AquaBounty Technologies, Inc.(Æ)	14,350	112	Premier, Inc. Class A(Æ)	3,460	117
Baxter International, Inc.	30,897	1,720	Qiagen NV(Æ)	8,989	271
Becton Dickinson and Co.	6,046	1,130	Quest Diagnostics, Inc.	13,068	1,379
Biogen, Inc.(Æ)	5,899	1,600	Quintiles Transnational Holdings, Inc.(Æ)	5,136	433
BioMarin Pharmaceutical, Inc.(Æ)	5,821	558	Regeneron Pharmaceuticals, Inc.(Æ)	2,946	1,145
Bio-Rad Laboratories, Inc. Class A(Æ)	1,042	227	ResMed, Inc.	7,778	529
Bioverativ, Inc.(Æ)	5,069	298	Seattle Genetics, Inc.(Æ)	7,788	532
Boston Scientific Corp.(Æ)	29,557	780	Stryker Corp.	12,612	1,720
Bristol-Myers Squibb Co.	43,762	2,453	Teleflex, Inc.	2,302	476
			Tenet Healthcare Corp.(Æ)	527	8

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 717

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Thermo Fisher Scientific, Inc.	11,462	1,895	Newmont Mining Corp.	11,168	378
United Therapeutics Corp.(Æ)	6,926	871	Nucor Corp.	3,091	190
UnitedHealth Group, Inc.	41,433	7,246	Owens Corning	5,741	349
Universal Health Services, Inc. Class B	4,789	578	Owens-Illinois, Inc.(Æ)	7,496	164
Varex Imaging Corp.(Æ)	2,101	71	Packaging Corp. of America	5,016	495
Varian Medical Systems, Inc.(Æ)	5,253	477	Platform Specialty Products Corp.(Æ)	4,352	62
VCA, Inc.(Æ)	2,084	191	PPG Industries, Inc.	11,343	1,246
Veeva Systems, Inc. Class A(Æ)	2,201	118	Praxair, Inc.	8,472	1,059
Vertex Pharmaceuticals, Inc.(Æ)	6,246	739	Reliance Steel & Aluminum Co.	6,592	520
VWR Corp.(Æ)	2,823	80	Royal Gold, Inc.	319	23
WellCare Health Plans, Inc.(Æ)	327	50	RPM International, Inc.	3,950	208
West Pharmaceutical Services, Inc.	1,176	108	Sealed Air Corp.	4,577	201
Zimmer Biomet Holdings, Inc.	2,561	306	Sherwin-Williams Co. (The)	2,418	809
Zoetis, Inc. Class A	8,455	474	Silgan Holdings, Inc.	3,232	196
		120,347	Sonoco Products Co.	5,364	281
			Southern Copper Corp.	3,562	126
Materials and Processing - 3.0%			Steel Dynamics, Inc.	7,958	288
Acuity Brands, Inc.	1,302	229	Tahoe Resources, Inc.	4,879	39
AdvanSix, Inc.(Æ)	923	25	Timken Co. (The)	3,435	166
Air Products & Chemicals, Inc.	6,392	898	United States Steel Corp.	4,864	109
Albemarle Corp.	3,925	427	USG Corp.(Æ)	1,600	48
Alcoa Corp.	2,549	86	Valmont Industries, Inc.	1,665	254
AptarGroup, Inc.	2,086	167	Valspar Corp.	3,492	393
Arconic, Inc.	9,450	258	Versum Materials, Inc.	4,059	130
Ashland Global Holdings, Inc.	2,354	291	Vulcan Materials Co.	1,365	165
Axalta Coating Systems, Ltd.(Æ)	2,668	84	Watsco, Inc.	2,102	292
Ball Corp.	3,799	292	Westlake Chemical Corp.	1,598	99
Bemis Co., Inc.	6,242	280	WestRock Co.	14,753	790
Berry Plastics Group, Inc.(Æ)	499	25	WR Grace & Co.	518	36
Cabot Corp.	5,114	308			30,544
Celanese Corp. Class A	518	45
CF Industries Holdings, Inc.	5,795	155	Producer Durables - 11.2%
Compass Minerals International, Inc.	1,934	128	3M Co.	19,415	3,802
Crown Holdings, Inc.(Æ)	7,145	401	Accenture PLC Class A	23,943	2,904
Domtar Corp.	3,581	142	Adient PLC	3,608	265
Dow Chemical Co. (The)	67,662	4,249	AECOM(Æ)	3,042	104
Eagle Materials, Inc.	816	78	AGCO Corp.	7,654	490
Eastman Chemical Co.	7,617	607	Air Lease Corp. Class A	3,433	131
Ecolab, Inc.	10,082	1,301	Alaska Air Group, Inc.	6,391	544
EI du Pont de Nemours & Co.	23,229	1,853	Allegion PLC	1,017	80
Fastenal Co.	13,384	598	Allison Transmission Holdings, Inc. Class A	1,526	59
FMC Corp.	3,385	248	American Airlines Group, Inc.	7,183	306
Freeport-McMoRan, Inc.(Æ)	20,229	258	Ametek, Inc.	10,901	624
Graphic Packaging Holding Co.	18,117	246	AO Smith Corp.	6,679	360
Hexcel Corp.	8,716	451	Automatic Data Processing, Inc.	19,730	2,062
Huntsman Corp.	8,621	214	Avery Dennison Corp.	5,475	456
Ingersoll-Rand PLC	17,898	1,588	Babcock & Wilcox Co. (The) Class W(Æ)	3,631	179
International Flavors & Fragrances, Inc.	3,794	526	Boeing Co. (The)	24,457	4,520
International Paper Co.	4,254	230	Carlisle Cos., Inc.	3,407	345
ITT, Inc.	3,653	154	Caterpillar, Inc.	18,319	1,873
Lennox International, Inc.	1,125	186	CH Robinson Worldwide, Inc.	5,835	424
LyondellBasell Industries Class A	23,778	2,015	Chicago Bridge & Iron Co.	5,060	152
Martin Marietta Materials, Inc.	1,178	259	Cintas Corp.	8,158	999
Masco Corp.	6,075	225	Clean Harbors, Inc.(Æ)	844	49
Monsanto Co.	11,219	1,308	Colfax Corp.(Æ)	2,086	84
Mosaic Co. (The)	10,476	282	Copa Holdings SA Class A	4,495	523
NewMarket Corp.	661	311	Copart, Inc.(Æ)	12,908	399

See accompanying notes which are an integral part of the financial statements.

718 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
CoStar Group, Inc.(Æ)	964	232	Oshkosh Corp.	7,501	521
Covanta Holding Corp.	2,768	40	PACCAR, Inc.	4,962	331
Crane Co.	5,187	415	Parker-Hannifin Corp.	5,202	837
CSX Corp.	43,069	2,190	Paychex, Inc.	18,265	1,083
Cummins, Inc.	18,356	2,771	Pentair PLC	3,471	224
Danaher Corp.	38,190	3,182	Pitney Bowes, Inc.	12,576	167
Deere & Co.	12,385	1,382	Quanta Services, Inc.(Æ)	15,580	552
Delphi Automotive PLC	10,737	863	Raytheon Co.	16,008	2,485
Delta Air Lines, Inc.	51,818	2,355	Regal Beloit Corp.	1,589	125
Donaldson Co., Inc.	7,890	365	Republic Services, Inc. Class A	12,922	814
Dover Corp.	9,979	787	Robert Half International, Inc.	12,860	592
Eaton Corp. PLC	32,713	2,474	Rockwell Automation, Inc.	6,096	959
Emerson Electric Co.	26,594	1,603	Rockwell Collins, Inc.	6,671	694
Expeditors International of Washington, Inc.	5,289	297	Rollins, Inc.	7,762	301
FedEx Corp.	6,153	1,167	Roper Technologies, Inc.	4,752	1,039
Flir Systems, Inc.	9,726	357	RR Donnelley & Sons Co.	2,061	26
Fluor Corp.	14,247	731	Ryder System, Inc.	2,955	201
Fortive Corp.	17,853	1,129	Snap-on, Inc.	2,939	492
General Dynamics Corp.	12,705	2,462	Southwest Airlines Co.	26,276	1,477
General Electric Co.	326,181	9,456	Spirit AeroSystems Holdings, Inc. Class A	8,735	499
Genesee & Wyoming, Inc. Class A(Æ)	2,639	179	Spirit Airlines, Inc.(Æ)	8,095	464
Genpact, Ltd.	11,557	282	Stanley Black & Decker, Inc.	10,819	1,473
Graco, Inc.	2,703	292	Stericycle, Inc.(Æ)	5,791	494
HD Supply Holdings, Inc.(Æ)	7,172	289	Terex Corp.	5,286	185
HEICO Corp.	351	25	Textron, Inc.	13,313	621
Hertz Global Holdings, Inc.(Æ)	4,438	73	Toro Co. (The)	6,517	423
Hertz Global Holdings, Inc. Class W(Æ)	1,479	67	TransDigm Group, Inc.	2,319	572
Honeywell International, Inc.	25,497	3,344	Trimble Navigation, Ltd.(Æ)	5,243	186
Hubbell, Inc. Class B	1,791	203	Trinity Industries, Inc.	9,009	242
Huntington Ingalls Industries, Inc.	1,251	251	Union Pacific Corp.	22,982	2,573
IDEX Corp.	3,721	390	United Continental Holdings, Inc.(Æ)	23,550	1,654
Illinois Tool Works, Inc.	14,188	1,959	United Parcel Service, Inc. Class B	16,902	1,816
Jacobs Engineering Group, Inc.	4,368	240	United Rentals, Inc.(Æ)	6,662	731
JB Hunt Transport Services, Inc.	5,263	472	United Technologies Corp.	42,718	5,083
JetBlue Airways Corp.(Æ)	31,839	695	Verisk Analytics, Inc. Class A(Æ)	6,557	543
Johnson Controls International PLC	44,369	1,844	Wabtec Corp.	4,126	346
Kansas City Southern	5,908	532	Waste Management, Inc.	20,466	1,490
KBR, Inc.	6,008	84	Waters Corp.(Æ)	4,530	770
Keysight Technologies, Inc.(Æ)	2,835	106	Welbilt, Inc.(Æ)	2,169	45
Kirby Corp.(Æ)	4,932	348	WESCO International, Inc.(Æ)	3,723	227
L3 Technologies, Inc.	7,207	1,238	WW Grainger, Inc.	4,016	774
Lamb Weston Holdings, Inc.	3,340	139	Xerox Corp.	69,014	496
Landstar System, Inc.	1,527	131	Xylem, Inc.	7,747	398
Lincoln Electric Holdings, Inc.	3,807	339	Zebra Technologies Corp. Class A(Æ)	981	93
Lockheed Martin Corp.	7,545	2,033			115,886
LSC Communications, Inc.	2,693	70
Macquarie Infrastructure Corp.	473	39	Technology - 17.7%
ManpowerGroup, Inc.	8,185	827	Activision Blizzard, Inc.	17,238	901
McGraw Hill Financial, Inc.	9,369	1,257	Adobe Systems, Inc.(Æ)	18,092	2,420
Mettler-Toledo International, Inc.(Æ)	2,215	1,137	Akamai Technologies, Inc.(Æ)	7,381	450
Middleby Corp.(Æ)	640	87	Alphabet, Inc. Class A(Æ)	12,663	11,707
MSC Industrial Direct Co., Inc. Class A	3,218	288	Alphabet, Inc. Class C(Æ)	10,892	9,868
National Instruments Corp.	2,557	89	Amdocs, Ltd.	19,645	1,203
Nordson Corp.	3,200	401	Amphenol Corp. Class A	19,001	1,374
Norfolk Southern Corp.	15,907	1,869	Analog Devices, Inc.	16,925	1,290
Northrop Grumman Corp.	9,408	2,314	Ansys, Inc.(Æ)	5,654	623
Old Dominion Freight Line, Inc.	4,303	381	Apple, Inc.	246,166	35,362
Orbital ATK, Inc.	4,664	462

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 719

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Applied Materials, Inc.	30,026	1,219	Microchip Technology, Inc.	5,335	403
Arista Networks, Inc.(Æ)	788	110	Micron Technology, Inc.(Æ)	53,206	1,472
ARRIS International PLC(Æ)	2,868	75	Microsoft Corp.	313,896	21,489
Arrow Electronics, Inc.(Æ)	10,204	719	Motorola Solutions, Inc.	3,709	319
Autodesk, Inc.(Æ)	5,412	488	NCR Corp.(Æ)	7,718	318
Avnet, Inc.	12,380	479	NetApp, Inc.	12,402	494
Bio Techne Corp.	2,205	236	Nuance Communications, Inc.(Æ)	1,517	27
Black Knight Financial Services, Inc. Class			NVIDIA Corp.	18,353	1,914
A(Æ)	2,131	88	ON Semiconductor Corp.(Æ)	14,903	211
Broadcom, Ltd.	10,233	2,260	Oracle Corp.	140,446	6,314
Brocade Communications Systems, Inc.	47,264	594	Palo Alto Networks, Inc.(Æ)	2,028	220
CA, Inc.	40,154	1,318	PTC, Inc.(Æ)	1,378	75
Cadence Design Systems, Inc.(Æ)	16,341	532	Qorvo, Inc.(Æ)	1,416	96
CDK Global Inc.	3,523	229	QUALCOMM, Inc.	88,741	4,769
CDW Corp.	2,657	157	Red Hat, Inc.(Æ)	5,588	492
Cisco Systems, Inc.	287,196	9,785	Sabre Corp.	1,873	44
Citrix Systems, Inc.(Æ)	4,144	335	Salesforce.com, Inc.(Æ)	8,419	725
Cognex Corp.	2,796	239	ServiceNow, Inc.(Æ)	6,142	580
Cognizant Technology Solutions Corp. Class			Skyworks Solutions, Inc.	6,559	654
A	19,433	1,170	Splunk, Inc.(Æ)	2,667	172
CommerceHub, Inc.(Æ)	762	12	SS&C Technologies Holdings, Inc.	5,198	191
CommScope Holding Co., Inc.(Æ)	1,833	77	Symantec Corp.	29,193	923
Conduent, Inc.(Æ)	9,471	155	Synopsys, Inc.(Æ)	7,835	577
Corning, Inc.	77,129	2,225	Tableau Software, Inc. Class A(Æ)	658	35
Cree, Inc.(Æ)	4,666	102	Teradata Corp.(Æ)	4,895	143
CSRA, Inc.	6,402	186	Teradyne, Inc.	5,489	194
Cypress Semiconductor Corp.	8,377	117	Texas Instruments, Inc.	42,025	3,328
Dell Technologies, Inc. Class V(Æ)	3,941	265	Twitter, Inc.(Æ)	6,466	107
Dolby Laboratories, Inc. Class A	5,101	269	Tyler Technologies, Inc.(Æ)	140	23
Donnelley Financial Solutions, Inc.(Æ)	773	17	Ultimate Software Group, Inc.(Æ)	742	150
DST Systems, Inc.	1,724	212	VeriSign, Inc.(Æ)	1,938	172
DXC Technology Co.	13,840	1,043	VMware, Inc. Class A(Æ)	3,936	371
EchoStar Corp. Class A(Æ)	1,406	81	Western Digital Corp.	21,146	1,884
Electronic Arts, Inc.(Æ)	11,019	1,045	Workday, Inc. Class A(Æ)	1,832	160
F5 Networks, Inc.(Æ)	2,768	357	Xilinx, Inc.	10,719	677
Facebook, Inc. Class A(Æ)	80,894	12,154	Yahoo!, Inc.(Æ)	29,509	1,423
FireEye, Inc.(Æ)	3,231	40	Yelp, Inc. Class A(Æ)	1,086	38
Fortinet, Inc.(Æ)	3,096	121	Zynga, Inc. Class A(Æ)	21,456	62
Gartner, Inc.(Æ)	2,372	271			182,136
Groupon, Inc. Class A(Æ)	10,977	43
Harris Corp.	2,774	310	Utilities - 5.2%
Hewlett Packard Enterprise Co.	91,863	1,711	AES Corp.	37,025	419
HP, Inc.	172,349	3,244	Alliant Energy Corp.	6,968	274
Intel Corp.	254,490	9,200	Ameren Corp.	18,138	992
International Business Machines Corp.	42,085	6,746	American Electric Power Co., Inc.	20,704	1,404
Intuit, Inc.	4,680	586	American Water Works Co., Inc.	8,313	663
IPG Photonics Corp.(Æ)	834	105	Aqua America, Inc.	8,922	295
Jabil Circuit, Inc.	12,303	357	AT&T, Inc.	268,292	10,632
Juniper Networks, Inc.	34,901	1,050	Atmos Energy Corp.	2,694	218
KLA-Tencor Corp.	3,444	338	Avangrid, Inc.	2,434	106
Lam Research Corp.	12,675	1,836	Calpine Corp.(Æ)	17,141	175
Leidos Holdings, Inc.	11,565	609	CenterPoint Energy, Inc.	13,675	390
Liberty Expedia Holdings, Inc. Class A(Æ)	1,525	74	CenturyLink, Inc.	33,105	850
Liberty Interactive Corp.(Æ)	2,288	123	Cheniere Energy, Inc.(Æ)	2,644	120
LogMeIn, Inc.	578	65	CMS Energy Corp.	9,674	439
Manhattan Associates, Inc.(Æ)	328	15	Consolidated Edison, Inc.	17,216	1,365
Marvell Technology Group, Ltd.	21,033	316	Dominion Resources, Inc.	17,929	1,388
Maxim Integrated Products, Inc.	4,110	182

See accompanying notes which are an integral part of the financial statements.

720 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($) or		Value
	Shares		$
DTE Energy Co.	10,018		1,048
Duke Energy Corp.	35,522		2,931
Edison International	7,951		636
Entergy Corp.	10,000		763
Eversource Energy	18,388		1,092
Exelon Corp.	61,188		2,119
FirstEnergy Corp.	36,547		1,094
Frontier Communications Corp.	35,220		66
Great Plains Energy, Inc.	13,294		393
Hawaiian Electric Industries, Inc.	8,535		286
Level 3 Communications, Inc.(Æ)	4,189		255
MDU Resources Group, Inc.	1,352		36
National Fuel Gas Co.	2,487		138
NextEra Energy, Inc.	16,764		2,239
NiSource, Inc.	8,011		194
NRG Energy, Inc.	3,145		53
OGE Energy Corp.	3,684		128
PG&E Corp.	14,738		988
Pinnacle West Capital Corp.	2,104		179
PPL Corp.	25,325		965
Public Service Enterprise Group, Inc.	29,345		1,293
SCANA Corp.	9,769		648
Sempra Energy	10,137		1,146
Southern Co. (The)	52,092		2,594
Sprint Corp.(Æ)	41,313		373
Telephone & Data Systems, Inc.	5,211		143
T-Mobile US, Inc.(Æ)	10,053		676
UGI Corp.	17,747		890
US Cellular Corp.(Æ)	2,005		79
Vectren Corp.	6,543		389
Verizon Communications, Inc.	171,243		7,862
WEC Energy Group, Inc.	15,644		947
Westar Energy, Inc. Class A	5,852		305
Xcel Energy, Inc.	29,528		1,330
			54,008

Total Common Stocks
(cost $872,808)			970,030

Short-Term Investments - 5.5%
U.S. Cash Management Fund	57,364,097	(8)	57,376
Total Short-Term Investments
(cost $57,375)			57,376

Total Investments 99.6%
(identified cost $930,183)			1,027,406

Other Assets and Liabilities, Net
- 0.4%			3,611
Net Assets - 100.0%			1,031,017

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 721

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
							Unrealized
							Appreciation
			Number of	Notional		Expiration	(Depreciation)
			Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures			463	USD	55,109	06/17	291
S&P Mid 400 E-Mini Index Futures			34	USD	5,882	06/17	72
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)							363

Presentation of Portfolio Holdings
Amounts in thousands
			Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)		Total	% of Net Assets
Common Stocks
Consumer Discretionary	$131,118	$—	$2		$—	$131,120	12.7
Consumer Staples	70,464	—	2		—	70,466	6.8
Energy	54,448	—	—		—	54,448	5.3
Financial Services	211,075	—	—		—	211,075	20.5
Health Care	120,347	—	—		—	120,347	11.7
Materials and Processing	30,544	—	—		—	30,544	3.0
Producer Durables	115,886	—	—		—	115,886	11.2
Technology	182,136	—	—		—	182,136	17.7
Utilities	54,008	—	—		—	54,008	5.2
Short-Term Investments	—	—	—		57,376	57,376	5.5
Total Investments	970,026	—	4		57,376	1,027,406	99.6
Other Assets and Liabilities, Net							0.4
							100.0
Other Financial Instruments
Assets
Futures Contracts	363	—	—		—	363	—*
A
Total Other Financial Instruments**	$363	$—	$—		$—	$363

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2017, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

722 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Assets and Liabilities - Assets
Variation margin on futures contracts*	$363

Equity
Derivatives not accounted for as hedging instruments	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$2,688

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$779

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 723

Russell Investment Company
Select U.S. Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
Gross	Net Amounts
Amounts	of Liabilities
Gross	Offset in the	Presented in
Amounts of	Statement of	the Statement
Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$190	$	— $	190
Total Financial and Derivative Liabilities	190	—	190
Financial and Derivative Liabilities not subject to a netting agreement	(190)	—	(190)
Total Financial and Derivative Liabilities subject to a netting agreement	$—	$	— $	—

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

724 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$930,183
Investments, at fair value(>)	1,027,406
Cash (restricted)(a)	2,900
Foreign currency holdings(^)	61
Receivables:
Dividends and interest	836
Dividends from affiliated funds	62
Fund shares sold	1,295
Prepaid expenses	9
Total assets	1,032,569

Liabilities
Payables:
Investments purchased	39
Fund shares redeemed	830
Accrued fees to affiliates	342
Other accrued expenses	151
Variation margin on futures contracts	190
Total liabilities	1,552

Net Assets	$1,031,017

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 725

Russell Investment Company
Select U.S. Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$568
Accumulated net realized gain (loss)	1,695
Unrealized appreciation (depreciation) on:
Investments	97,223
Futures contracts	363
Foreign currency-related transactions	(3)
Shares of beneficial interest	836
Additional paid-in capital	930,335
Net Assets	$1,031,017

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R6(#)	$12.34
Class R6 — Net assets	$127,247
Class R6 — Shares outstanding ($.01 par value)	10,309
Net asset value per share: Class S(#)	$12.33
Class S — Net assets	$213,565,121
Class S — Shares outstanding ($.01 par value)	17,325,722
Net asset value per share: Class T(#)	$12.35
Class T — Net assets	$3,958,198
Class T — Shares outstanding ($.01 par value)	320,608
Net asset value per share: Class Y(#)	$12.34
Class Y — Net assets	$813,366,150
Class Y — Shares outstanding ($.01 par value)	65,921,733
Amounts in thousands
(^) Foreign currency holdings - cost	$64
(>) Investments in affiliates, – U.S. Cash Management Fund	$57,376

(a) Cash Collateral for Futures	$2,900
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

726 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$7,613
Dividends from affiliated funds	261
Total investment income	7,874

Expenses
Advisory fees	1,230
Administrative fees	198
Custodian fees	67
Transfer agent fees - Class R6	—**
Transfer agent fees - Class S	61
Transfer agent fees - Class T	3
Transfer agent fees - Class Y	17
Professional fees	37
Registration fees	51
Trustees’ fees	12
Printing fees	10
Miscellaneous	10
Expenses before reductions	1,696
Expense reductions	(108)
Net expenses	1,588
Net investment income (loss)	6,286

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	4,206
Futures contracts	2,688
Net realized gain (loss)	6,894
Net change in unrealized appreciation (depreciation) on:
Investments	83,603
Futures contracts	779
Foreign currency-related transactions	(2)
Net change in unrealized appreciation (depreciation)	84,380
Net realized and unrealized gain (loss)	91,274
Net Increase (Decrease) in Net Assets from Operations	$97,560

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 727

Russell Investment Company
Select U.S. Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,286	$13,666
Net realized gain (loss)	6,894	(1,702)
Net change in unrealized appreciation (depreciation)	84,380	20,527
Net increase (decrease) in net assets from operations	97,560	32,491

Distributions
From net investment income
Class R6	(1)	(1)
Class S	(614)	(85)
Class T	(27)	(18)
Class Y	(5,835)	(13,562)
From net realized gain
Class S	—	(30)
Class T	—	(10)
Class Y	—	(8,012)
Net decrease in net assets from distributions	(6,477)	(21,718)

Share Transactions*
Net increase (decrease) in net assets from share transactions	241,351	(118,744)
Total Net Increase (Decrease) in Net Assets	332,434	(107,971)

Net Assets
Beginning of period	698,583	806,554
End of period	$1,031,017	$698,583
Undistributed (overdistributed) net investment income included in net assets	$568	$759

See accompanying notes which are an integral part of the financial statements.

728 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class R6
Proceeds from shares sold	—	$—	10	$100
Proceeds from reinvestment of distributions	—**	1	—**	1
Payments for shares redeemed	—	—	—	—
Net increase (decrease)	—	1	10	101
Class S
Proceeds from shares sold	16,956	208,438	525	5,598
Proceeds from reinvestment of distributions	50	613	11	115
Payments for shares redeemed	(399)	(4,829)	(118)	(1,265)
Net increase (decrease)	16,607	204,222	418	4,448
Class T
Proceeds from shares sold	263	3,108	42	439
Proceeds from reinvestment of distributions	2	27	3	27
Payments for shares redeemed	(38)	(470)	(32)	(326)
Net increase (decrease)	227	2,665	13	140
Class Y
Proceeds from shares sold	13,961	165,720	10,697	111,801
Proceeds from reinvestment of distributions	490	5,835	2,052	21,574
Payments for shares redeemed	(11,654)	(137,092)	(24,342)	(256,808)
Net increase (decrease)	2,797	34,463	(11,593)	(123,433)
Total increase (decrease)	19,631	$241,351	(11,152)	$(118,744)

**      Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 729

Russell Investment Company
Select U.S. Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	Distributions
	Beginning of	Investment	and Unrealized	Investment	from Net	from Net
	Period	Income (Loss)(a)(d)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class R6
April 30, 2017*	10.93	.09	1.41	1.50	(.09)	—
October 31, 2016(8)	9.91	.12	1.05	1.17	(.15)	—

Class S
April 30, 2017*	10.92	.05	1.45	1.50	(.09)	—
October 31, 2016	10.73	.17	.31	.48	(.18)	(.11)
October 31, 2015(5)	10.61	.12	.09	.21	(.09)	—

Class T
April 30, 2017*	10.93	.08	1.43	1.51	(.09)	—
October 31, 2016	10.74	.19	.31	.50	(.20)	(.11)
October 31, 2015(5)	10.61	.14	.09	.23	(.10)	—

Class Y
April 30, 2017*	10.92	.09	1.42	1.51	(.09)	—
October 31, 2016	10.74	.20	.29	.49	(.20)	(.11)
October 31, 2015	10.41	.17	.31	.48	(.14)	(.01)
October 31, 2014(4)	10.00	.04	.39	.43	(.02)	—

See accompanying notes which are an integral part of the financial statements.

730 Select U.S. Equity Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(b)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

(.09)	12.34	13.78	127.45		.40	1.62	11
(.15)	10.93	9.27	112.45		.38	1.67	9

(.09)	12.33	13.75	213,565.57		.57	.82	11
(.29)	10.92	4.61	7,844.60		.55	1.62	9
(.09)	10.73	2.04	3,227.62		.40	1.36	44

(.09)	12.35	13.87	3,958.59		.42	1.47	11
(.31)	10.93	4.75	1,024.60		.40	1.78	9
(.10)	10.74	2.23	873.62		.40	1.53	44

(.09)	12.34	13.90	813,367.40		.37	1.65	11
(.31)	10.92	4.70	689,603.41		.35	1.84	9
(.15)	10.74	4.71	802,454.43		.35	1.56	44
(.02)	10.41	4.34	140,839.60		.35	1.42	2

See accompanying notes which are an integral part of the financial statements.

Select U.S. Equity Fund 731

Russell Investment Company
Select U.S. Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$259,665
Administration fees	40,673
Transfer agent fees	37,406
Trustee fees	3,961
$341,705

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U.S. Cash Management Fund	$35,702	$365,339	$343,659	$—	$ (6)	$57,376	$261	$—
	$35,702	$365,339	$343,659	$—	$ (6)	$57,376	$261	$—

Federal Income Taxes (Unaudited)

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$933,385,542
Unrealized Appreciation	$117,083,228
Unrealized Depreciation	(23,062,977)
Net Unrealized Appreciation (Depreciation)	$94,020,251

See accompanying notes which are an integral part of the financial statements.

732 Select U.S. Equity Fund

Russell Investment Company
Select International Equity Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, and (2) ongoing costs, including advisory and	would have been higher.

administrative fees; distribution (12b-1) and/or service fees;			Hypothetical
and other Fund expenses. The Example is intended to help			Performance (5%
you understand your ongoing costs (in dollars) of investing in		Actual	return before
the Fund and to compare these costs with the ongoing costs of	Class R6	Performance	expenses)
Beginning Account Value
investing in other mutual funds. The Example is based on an	November 1, 2016	$1,000.00	$1,000.00
investment of $1,000 invested at the beginning of the period and	Ending Account Value
held for the entire period indicated, which for this Fund is from	April 30, 2017	$1,108.40	$1,022.36
November 1, 2016 to April 30, 2017.	Expenses Paid During Period*	$2.56	$2.46

Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average
The information in the table under the heading “Actual	account value over the period, multiplied by 181/365 (to reflect the one-half
Performance” provides information about actual account values	year period). May reflect amounts waived and/or reimbursed. Without any
and actual expenses. You may use the information in this column,	waivers and/or reimbursements, expenses would have been higher.
together with the amount you invested, to estimate the expenses
Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
= 8.6), then multiply the result by the number in the first column	Class S	Performance	expenses)
Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2016	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2017	$1,108.40	$1,021.52
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$3.45	$3.31
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information	* Expenses are equal to the Fund's annualized expense ratio of 0.66%
(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.
actual return. The hypothetical account values and expenses
Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class T	Performance	expenses)
funds. To do so, compare this 5% hypothetical example with the	Beginning Account Value
	November 1, 2016	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2017	$1,108.90	$1,022.27
	Expenses Paid During Period*	$2.67	$2.56

* Expenses are equal to the Fund's annualized expense ratio of 0.51%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Select International Equity Fund 733

Russell Investment Company
Select International Equity Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class Y	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,108.60	$1,022.51
Expenses Paid During Period*	$2.40	$2.31

* Expenses are equal to the Fund's annualized expense ratio of 0.46%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

734 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 93.2%			Telstra Corp., Ltd.	144,696	457
Australia - 5.0%			TPG Telecom, Ltd.	17,048	75
Adelaide Brighton, Ltd.	37,336	165	Transurban Group - ADR(Æ)	74,674	682
AGL Energy, Ltd.	34,099	683	Treasury Wine Estates, Ltd.	62,501	562
Alumina, Ltd.	55,352	76	Vicinity Centres(ö)	86,056	186
Amcor, Ltd. Class A	22,514	265	Vocus Group, Ltd.	63,589	160
Ansell, Ltd. - GDR	8,273	148	Washington H Soul Pattinson & Co., Ltd.	11,003	155
APA Group	36,205	248	Wesfarmers, Ltd.(Æ)	47,287	1,523
Aristocrat Leisure, Ltd.	36,524	537	Westfield Corp.(ö)	52,705	358
ASX, Ltd. - ADR	15,085	572	Westpac Banking Corp.	139,987	3,667
AusNet Services(Æ)	95,591	125	Woodside Petroleum, Ltd.	19,672	474
Australia & New Zealand Banking			Woolworths, Ltd.	26,019	524
Group, Ltd. - ADR	145,287	3,556			40,513
Bank of Queensland, Ltd.	37,334	334
Bendigo & Adelaide Bank, Ltd.	71,383	657	Austria - 0.6%
BHP Billiton, Ltd. - ADR	118,217	2,111	Erste Group Bank AG	37,975	1,358
Boral, Ltd.	134,394	619	EVN AG	13,173	174
Brambles, Ltd.	39,547	306	Mayr Melnhof Karton AG	1,365	165
Challenger, Ltd.	26,093	258	OMV AG	24,377	1,122
CIMIC Group, Ltd.	10,730	298	Raiffeisen Bank International AG(Æ)	16,347	371
Coca-Cola Amatil, Ltd.	32,508	228	Strabag SE	14,038	574
Cochlear, Ltd.	4,566	478	Telekom Austria AG - ADR	26,681	187
Commonwealth Bank of Australia - ADR	59,803	3,910	Verbund AG Class A	12,063	200
Computershare, Ltd.	16,279	180	Voestalpine AG	18,914	791
Crown Resorts, Ltd.	13,352	125			4,942
CSL, Ltd.	15,762	1,565
Dexus Property Group(Æ)(ö)	43,554	333	Belgium - 1.0%
Domino's Pizza Enterprises, Ltd.	3,610	165	Ackermans & van Haaren NV	1,450	237
Flight Centre, Ltd.	5,799	137	Ageas	13,184	540
Fortescue Metals Group, Ltd.	221,983	882	Anheuser-Busch InBev SA	25,357	2,864
Goodman Group(ö)	68,750	417	Bekaert SA	3,640	183
GPT Group (The)(ö)	75,931	298	Colruyt SA	9,453	485
Harvey Norman Holdings, Ltd.	71,745	225	D'ieteren SA	4,604	225
Healthscope, Ltd.	63,012	105	Elia System Operator SA	6,590	350
Incitec Pivot, Ltd.	100,371	285	Galapagos NV(Æ)	1,097	96
LendLease Group	75,838	910	Groupe Bruxelles Lambert SA	2,357	226
Macquarie Group, Ltd.	17,814	1,237	KBC Groep NV	18,031	1,302
Magellan Financial Group, Ltd. - ADR	6,105	108	Sofina SA	1,826	262
Mirvac Group(ö)	198,221	337	Solvay SA	9,081	1,154
National Australia Bank, Ltd. - ADR	116,756	2,966	UCB SA	4,770	372
Newcrest Mining, Ltd.	33,543	536	Umicore SA	2,719	159
Origin Energy, Ltd.(Æ)	46,164	248			8,455
Qantas Airways, Ltd.	105,118	334
QBE Insurance Group, Ltd.	49,443	476	Canada - 7.2%
Ramsay Health Care, Ltd.	6,151	330	Agnico Eagle Mines, Ltd.	5,904	282
REA Group, Ltd.	2,694	124	Agrium, Inc.	3,078	289
Reece, Ltd.	3,952	121	Alimentation Couche-Tard, Inc. Class B	15,862	730
Rio Tinto, Ltd. - ADR	16,233	734	AltaGas, Ltd. - ADR	4,072	91
Santos, Ltd.(Æ)	41,442	108	Amaya, Inc.(Æ)	4,943	88
Scentre Group(ö)	154,912	500	ARC Resources, Ltd.	12,444	163
SEEK, Ltd.	17,026	217	Atco, Ltd. Class I	8,762	319
Sonic Healthcare, Ltd.	16,782	277	Bank of Montreal	43,861	3,106
South32, Ltd.	291,782	607	Bank of Nova Scotia (The)	64,867	3,606
Stockland(ö)	94,551	342	Barrick Gold Corp.	38,619	646
Suncorp Group, Ltd.	42,549	439	BCE, Inc.	9,147	416
Sydney Airport	41,946	216	Bombardier, Inc. Class B(Æ)	49,413	76
Tabcorp Holdings, Ltd.	44,240	157	Brookfield Asset Management, Inc.
Tatts Group, Ltd.	23,372	75	Class A	62,297	2,303

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 735

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
CAE, Inc.	14,419	220	RioCan Real Estate Investment Trust(ö)	12,390	235
Canadian Imperial Bank of Commerce	25,099	2,027	Ritchie Bros Auctioneers, Inc.	2,334	77
Canadian National Railway Co.	19,701	1,424	Rogers Communications, Inc. Class A	1,768	82
Canadian Natural Resources, Ltd.	17,925	571	Rogers Communications, Inc. Class B	5,311	244
Canadian Pacific Railway, Ltd.	2,906	445	Royal Bank of Canada - GDR	73,230	5,015
Canadian Tire Corp., Ltd. Class A	5,759	703	Saputo, Inc. - ADR	14,696	483
CCL Industries, Inc. Class B	1,118	259	Seven Generations Energy, Ltd. Class
Cenovus Energy, Inc.	47,106	470	A(Æ)	9,901	175
CGI Group, Inc. Class A(Æ)	8,446	408	SNC-Lavalin Group, Inc.	5,932	239
CI Financial Corp.	9,296	182	Stantec, Inc.	2,797	72
Constellation Software, Inc.	605	277	Sun Life Financial, Inc.	45,746	1,616
Detour Gold Corp.(Æ)	10,500	133	Suncor Energy, Inc.	48,105	1,508
DH Corp.	4,309	80	Teck Resources, Ltd. Class B	44,173	916
Dollarama, Inc.	6,810	596	TELUS Corp.	2,203	73
Eldorado Gold Corp.	26,588	97	TMX Group, Ltd.	4,224	239
Emera, Inc.	8,399	291	Toronto Dominion Bank	95,350	4,487
Empire Co., Ltd. Class A	21,413	330	Tourmaline Oil Corp.(Æ)	6,726	132
Enbridge Income Fund Holdings, Inc.	12,442	305	TransCanada Corp.	23,147	1,075
Enbridge, Inc.	33,662	1,395	Veresen, Inc.	10,028	112
Fairfax Financial Holdings, Ltd.	827	378	West Fraser Timber Co., Ltd.	9,331	419
First Quantum Minerals, Ltd.	41,332	394	WestJet Airlines, Ltd.	15,059	249
Fortis, Inc.	29,230	951	WSP Global, Inc.	5,611	204
Franco-Nevada Corp. Class T	5,592	380	Yamana Gold, Inc.	152,555	410
Genworth MI Canada, Inc.	8,548	212			58,461
George Weston, Ltd.	4,065	365
Gildan Activewear, Inc. Class A	5,791	162	Cayman Islands - 0.1%
Goldcorp, Inc.	20,476	285	AAC Technologies Holdings, Inc.	30,000	439
Great-West Lifeco, Inc.	32,582	876	China Mengniu Dairy Co., Ltd.	36,000	70
H&R Real Estate Investment Trust(ö)	11,039	187	Manchester United PLC Class A	5,381	89
Hudson's Bay Co. - ADR	22,131	202			598
Husky Energy, Inc.(Æ)	44,871	518
Hydro One, Ltd.(Þ)	4,723	83	China - 0.0%
IGM Financial, Inc.	11,025	331	Want Want China Holdings, Ltd.	491,000	354
Imperial Oil, Ltd.	21,060	613
Industrial Alliance Insurance &			Denmark - 1.4%
Financial Services, Inc.	11,103	468	AP Moller - Maersk A/S Class B	387	669
Intact Financial Corp.	4,944	339	Carlsberg A/S Class B	3,111	310
Inter Pipeline, Ltd.	4,114	84	Chr Hansen Holding A/S	6,398	431
International Petroleum Corp.(Æ)	2,077	8	Coloplast A/S Class B	5,671	485
Jean Coutu Group PJC, Inc. (The) Class			Danske Bank A/S	55,555	2,017
A	4,979	81	DSV A/S	14,151	789
Keyera Corp.	4,938	137	Genmab A/S(Æ)	4,693	934
Kinross Gold Corp.(Æ)	185,261	645	GN Store Nord A/S	5,996	156
Linamar Corp.	5,970	254	H Lundbeck A/S	3,820	196
Loblaw Cos., Ltd.	10,243	575	ISS A/S	7,466	310
Lundin Mining Corp.	60,978	325	Jyske Bank A/S	10,792	576
Magna International, Inc. Class A	39,865	1,665	Nets A/S(Æ)(Þ)	4,996	91
Manulife Financial Corp.	136,703	2,397	Novo Nordisk A/S Class B	40,122	1,561
Metro, Inc. Class A	22,005	754	Novozymes A/S Class B	7,231	312
National Bank of Canada	12,032	468	Pandora A/S	6,890	745
Open Text Corp.	13,260	460	Rockwool International A/S Class B	419	77
Pembina Pipeline Corp.	6,814	217	TDC AS	82,260	441
Peyto Exploration & Development Corp.	3,697	67	Vestas Wind Systems A/S	12,261	1,056
Potash Corp. of Saskatchewan, Inc.	25,984	438	William Demant Holding A/S(Æ)	4,116	94
Power Corp. of Canada	45,777	1,061			11,250
Power Financial Corp.	34,550	878
Progressive Waste Solutions, Ltd.	3,418	314	Finland - 1.1%
Restaurant Brands International, Inc.	8,888	499	Amer Sports OYJ Class A(Æ)	9,438	209

See accompanying notes which are an integral part of the financial statements.

736 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Cargotec OYJ Class B	2,754	164	L'Oreal SA	9,047	1,802
Elisa OYJ Class A	7,636	260	LVMH Moet Hennessy Louis Vuitton
Fortum OYJ	57,217	833	SE - ADR	9,746	2,408
Huhtamaki OYJ	5,881	228	Natixis SA	63,805	444
Kesko OYJ Class B	8,718	409	Nexity SA	2,284	124
Kone OYJ Class B	16,353	749	Orange SA - ADR	113,448	1,756
Neste OYJ	17,501	715	Orpea	1,688	173
Nokia OYJ	74,465	426	Pernod Ricard SA	8,711	1,090
Nokian Renkaat OYJ	4,317	186	Peugeot SA	33,991	712
Orion OYJ Class B	6,942	398	Publicis Groupe SA - ADR	11,993	866
Orion OYJ Class A	4,659	266	Remy Cointreau SA	770	78
Outokumpu OYJ	7,732	74	Renault SA	22,321	2,081
Sampo OYJ Class A	14,913	715	Rexel SA Class H	24,292	434
Stora Enso OYJ Class R	71,553	851	Safran SA	6,008	497
UPM-Kymmene OYJ	84,554	2,233	Sanofi - ADR	51,142	4,831
		8,716	Sartorius Stedim Biotech	6,290	422
			Schneider Electric SE	33,580	2,652
France - 8.9%			SCOR SE - ADR	21,646	856
Air Liquide SA Class A	8,509	1,025	SEB SA	1,845	298
Airbus Group SE	6,815	551	Societe BIC SA	2,208	248
Alstom SA(Æ)	13,744	436	Societe Generale SA	51,387	2,810
Amundi SA(Þ)	5,349	352	Sodexo SA	6,311	802
Arkema SA	8,995	952	Sopra Steria Group	1,699	255
Atos SE	5,434	712	SPIE SA	4,803	133
AXA SA	124,162	3,315	Suez Environnement Co.	32,022	526
BioMerieux	1,601	320	Technicolor SA	15,763	80
BNP Paribas SA	65,742	4,638	Teleperformance - GDR	4,758	598
Bollore SA	105,122	428	Thales SA	10,245	1,077
Bouygues SA - ADR	11,972	503	Total SA	120,012	6,152
Capgemini SA	9,454	947	UBISOFT Entertainment(Æ)	2,086	99
Carrefour SA	47,723	1,125	Unibail-Rodamco SE(ö)	2,733	671
Casino Guichard Perrachon SA	5,622	339	Valeo SA	13,510	971
Christian Dior SE	3,566	980	Veolia Environnement SA	36,139	687
Cie de Saint-Gobain	45,003	2,429	Vicat SA	2,207	157
Cie Plastic Omnium SA	2,302	90	Vinci SA	28,228	2,405
CNP Assurances	11,230	234	Vivendi SA - ADR	52,993	1,051
Credit Agricole SA	112,712	1,675	Worldline SA(Æ)(Þ)	5,717	190
Danone SA	18,202	1,272	Zodiac Aerospace	5,487	133
Dassault Systemes	12,663	1,131			72,113
Edenred	4,295	110
Eiffage SA	11,742	995	Germany - 7.5%
Electricite de France SA	29,485	246	adidas AG	11,364	2,277
Engie SA	107,228	1,512	Allianz SE	26,984	5,138
Essilor International SA	9,796	1,269	BASF SE	40,091	3,907
Euler Hermes Group	820	80	Bayer AG	33,096	4,095
Eurazeo SA	3,675	249	Bayerische Motoren Werke AG	22,430	2,142
Eutelsat Communications SA	10,769	255	Beiersdorf AG	5,236	521
Faurecia	6,841	334	Bilfinger SE	2,165	94
Financiere de L'Odet	84	72	Brenntag AG	3,005	178
Gecina SA(ö)	1,823	259	Carl Zeiss Meditec AG	1,768	80
Havas SA	10,497	97	Commerzbank AG(Æ)	84,811	831
Iliad SA	787	191	Continental AG	4,773	1,068
Ingenico Group SA	3,030	275	Covestro AG(Þ)	3,911	305
Ipsen SA	3,088	359	Daimler AG	52,091	3,879
Kering	3,559	1,104	Deutsche Bank AG	88,767	1,598
Klepierre - GDR(ö)	2,580	101	Deutsche Boerse AG	6,811	667
Korian SA Class B	2,927	94	Deutsche Lufthansa AG	31,072	536
Legrand SA - ADR	7,543	488	Deutsche Post AG	56,328	2,025

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 737

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Deutsche Telekom AG	135,806	2,382	Hang Seng Bank, Ltd.	15,000	304
Deutsche Wohnen AG	19,167	655	Henderson Land Development Co., Ltd.	126,070	798
Duerr AG	965	96	Hong Kong & China Gas Co., Ltd.	136,000	272
E.ON SE	46,672	364	Hong Kong Exchanges & Clearing, Ltd.	29,500	726
Evonik Industries AG	9,626	321	Hongkong Land Holdings, Ltd.	99,400	768
Freenet AG	8,999	282	Hopewell Holdings, Ltd.	70,000	267
Fresenius Medical Care AG & Co.	9,096	807	Jardine Matheson Holdings, Ltd.	35,300	2,275
Fresenius SE & Co. KGaA	12,694	1,029	Jardine Strategic Holdings, Ltd.	23,200	980
Hannover Rueck SE	8,133	975	Li & Fung, Ltd.	156,000	65
HeidelbergCement AG	17,224	1,595	Link Real Estate Investment Trust(ö)	129,960	934
Hella KGaA Hueck & Co.	2,945	146	Melco Crown Entertainment, Ltd.(Æ)	8,400	61
Henkel AG & Co. KGaA	7,830	914	MTR Corp., Ltd.	94,000	541
Hochtief AG	1,980	356	New World Development Co., Ltd.	460,000	572
Infineon Technologies AG - ADR	65,994	1,366	NWS Holdings, Ltd.	117,000	220
K&S AG	20,148	481	Power Assets Holdings, Ltd.	29,500	265
KION Group AG	2,870	194	Sino Land Co., Ltd.	388,000	657
Krones AG	2,034	241	Sun Hung Kai Properties, Ltd.	123,190	1,845
Lanxess AG	4,472	323	Swire Pacific, Ltd. Class A	102,000	982
LEG Immobilien AG(Æ)	3,067	263	Swire Properties, Ltd.	57,200	192
Linde AG	2,858	514	Techtronic Industries Co., Ltd.	24,000	103
MAN SE	1,686	177	Wharf Holdings, Ltd. (The)	197,808	1,688
Merck KGaA	7,572	889	Wheelock & Co., Ltd.	106,000	826
Metro AG	14,432	475	Xinyi Glass Holdings, Ltd.	118,000	105
MTU Aero Engines AG	3,723	534	Yue Yuen Industrial Holdings, Ltd.	54,500	215
Muenchener Rueckversicherungs-					24,613
Gesellschaft AG in Muenchen	13,381	2,564
Rational AG	573	288	Ireland - 0.7%
Rheinmetall AG	6,355	583	Bank of Ireland(Æ)	1,296,618	326
Rhoen Klinikum AG	2,460	70	CRH PLC	39,633	1,446
RWE AG(Æ)	31,673	524	DCC PLC	6,814	629
SAP SE - ADR	28,766	2,885	Glanbia PLC	12,058	235
Siemens AG	40,812	5,851	Icon PLC(Æ)	4,432	374
Software AG	2,103	93	Jazz Pharmaceuticals PLC(Æ)	2,166	345
STADA Arzneimittel AG	4,021	285	Kerry Group PLC Class A	4,108	336
Suedzucker AG	15,959	342	Kingspan Group PLC	8,327	289
Symrise AG	6,859	480	Paddy Power Betfair PLC	3,666	409
Talanx AG	2,635	95	Smurfit Kappa Group PLC	11,058	296
ThyssenKrupp AG - ADR	3,078	73	Willis Towers Watson PLC	5,048	669
Uniper SE	30,728	504			5,354
United Internet AG	5,247	242
Volkswagen AG	485	78	Israel - 0.6%
Vonovia SE	16,261	589	Bank Hapoalim BM	117,131	730
Zalando SE(Æ)(Þ)	2,425	107	Bank Leumi Le-Israel BM(Æ)	148,653	695
		60,373	Check Point Software Technologies, Ltd.
			(Æ)	5,322	554
Hong Kong - 3.0%			Delek Energy Systems, Ltd.(Æ)	141	77
AIA Group, Ltd.	270,253	1,869	Elbit Systems, Ltd.	1,765	210
Bank of East Asia, Ltd. (The)	113,400	470	Frutarom Industries (1995) Ltd	1,355	80
BOC Hong Kong Holdings, Ltd.	274,000	1,128	Israel Chemicals, Ltd.	22,525	97
Cheung Kong Infrastructure Holdings,			Mizrahi Tefahot Bank, Ltd.	20,698	334
Ltd.	15,000	131	Nice, Ltd.	1,167	79
Cheung Kong Property Holdings, Ltd.	274,987	1,971	Taro Pharmaceutical Industries, Ltd.(Æ)	1,243	145
Chinese Estates Holdings, Ltd.	19,000	29	Teva Pharmaceutical Industries, Ltd.	55,336	1,745
CK Hutchison Holdings, Ltd.	177,036	2,209			4,746
CLP Holdings, Ltd.	35,500	374
Galaxy Entertainment Group, Ltd.	69,000	384	Italy - 2.1%
Guoco Group, Ltd.	12,000	138	A2A SpA	54,670	81
Hang Lung Properties, Ltd. - ADR	95,000	249	ACEA SpA	5,857	84

See accompanying notes which are an integral part of the financial statements.

738 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Assicurazioni Generali SpA	100,482	1,591	Coca-Cola West Co., Ltd.	2,400	71
Atlantia SpA	24,793	629	Concordia Financial Group, Ltd.	69,600	321
Azimut Holding SpA	13,460	262	Cosmos Pharmaceutical Corp.	900	182
Banca Mediolanum SpA	12,321	94	Credit Saison Co., Ltd.	6,200	113
Banca Popolare dell'Emilia Romagna SC	30,020	164	CyberAgent, Inc.	3,300	102
Banco BPM SpA(Æ)	135,332	394	CYBERDYNE, Inc.(Æ)	14,100	199
Brembo SpA	1,164	91	Dai Nippon Printing Co., Ltd.	39,000	434
Credito Emiliano SpA	11,719	82	Daicel Chemical Industries, Ltd.	18,400	212
Davide Campari-Milano SpA	27,326	323	Dai-ichi Life Holdings, Inc.	39,600	676
DiaSorin SpA	1,502	113	Daiichi Sankyo Co., Ltd.	38,100	846
Enel SpA	590,894	2,808	Daikin Industries, Ltd.	9,100	885
ENI SpA - ADR	91,521	1,419	Daito Trust Construction Co., Ltd.	3,400	500
Hera SpA	130,926	374	Daiwa House Industry Co., Ltd.	23,100	686
Intesa Sanpaolo SpA	713,629	2,076	Daiwa Securities Group, Inc.	76,000	463
Italgas SpA(Æ)	31,431	142	Denso Corp.	22,800	983
Leonardo SpA(Æ)	26,003	408	Disco Corp.	600	95
Luxottica Group SpA	5,489	318	Don Quijote Holdings Co., Ltd.	3,200	117
Mediobanca SpA	47,194	454	East Japan Railway Co.	5,300	474
Moncler SpA	3,442	85	Eisai Co., Ltd.	6,400	336
Parmalat SpA	87,811	297	Electric Power Development Co., Ltd.	22,100	513
Poste Italiane SpA(Þ)	41,904	287	Ezaki Glico Co., Ltd.	4,500	237
Prysmian SpA	11,067	319	FamilyMart UNY Holdings Co., Ltd.	6,400	362
Recordati SpA	15,766	584	FANUC Corp.	6,300	1,281
Snam Rete Gas SpA	175,887	778	Fast Retailing Co., Ltd.	600	196
Telecom Italia SpA(Æ)	1,231,146	1,092	Fuji Electric Co., Ltd.	38,000	208
Terna Rete Elettrica Nazionale SpA	60,464	305	Fuji Heavy Industries, Ltd.	23,400	886
UniCredit SpA(Æ)	51,177	833	FUJIFILM Holdings Corp.	26,000	964
Unione di Banche Italiane SpA	84,071	354	Fujitsu, Ltd.	102,000	637
Unipol Gruppo Finanziario SpA	19,800	88	Fukuoka Financial Group, Inc.	99,000	451
UnipolSai SpA	76,978	177	Gunma Bank, Ltd. (The)	26,000	140
		17,106	Hachijuni Bank, Ltd. (The)	59,900	354
			Hakuhodo DY Holdings, Inc.	5,800	71
Japan - 19.4%			Hamamatsu Photonics KK	2,700	79
Advance Residence Investment Corp.(ö)	28	74	Hankyu Hanshin Holdings, Inc.	19,600	648
Aeon Co., Ltd.	38,300	568	Haseko Corp.	25,300	289
Air Water, Inc.	5,000	96	Hikari Tsushin, Inc.	2,400	231
Aisin Seiki Co., Ltd.	22,100	1,083	Hino Motors, Ltd.	24,900	312
Alfresa Holdings Corp.	28,900	522	Hirose Electric Co., Ltd.	600	81
ANA Holdings, Inc.	132,000	397	Hiroshima Bank, Ltd. (The)	39,000	168
Aozora Bank, Ltd.	92,000	335	Hisamitsu Pharmaceutical Co., Inc.	9,400	481
Asahi Glass Co., Ltd.	72,000	625	Hitachi Chemical Co., Ltd.	8,300	238
Asahi Group Holdings, Ltd.	12,400	468	Hitachi Construction Machinery Co.,
Asahi Intecc Co., Ltd.	1,800	80	Ltd.	3,200	83
Asahi Kasei Corp.	90,000	858	Hitachi High-Technologies Corp.	5,800	232
Astellas Pharma, Inc.	78,300	1,032	Hitachi Metals, Ltd.	13,100	184
Bandai Namco Holdings, Inc.	8,300	260	Hitachi, Ltd.	237,000	1,308
Bridgestone Corp.	38,100	1,591	Hokuriku Electric Power Co.	8,500	79
Brother Industries, Ltd.	28,900	594	Honda Motor Co., Ltd.	84,600	2,453
Calbee, Inc.	3,600	126	Hoshizaki Electric Co., Ltd.	5,700	475
Canon Marketing Japan, Inc.	9,600	202	Hoya Corp.	21,000	1,004
Canon, Inc.	35,200	1,170	Idemitsu Kosan Co., Ltd.	21,900	699
Central Japan Railway Co.	7,000	1,174	IHI Corp.	27,000	92
Century Tokyo Leasing Corp.	10,500	362	Iida Group Holdings Co., Ltd.	20,800	331
Chiba Bank, Ltd. (The)	55,000	369	Inpex Corp.	44,000	422
Chubu Electric Power Co., Inc.	48,900	657	Isuzu Motors, Ltd.	44,000	597
Chugai Pharmaceutical Co., Ltd.	11,500	409	Ito En, Ltd.	3,000	109
Chugoku Bank, Ltd. (The)	20,100	299	ITOCHU Corp.	132,200	1,871
Chugoku Electric Power Co., Inc. (The)	12,900	141	Itochu Techno-Solutions Corp.	2,900	85

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 739

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Iyo Bank, Ltd. (The)	16,900	120	Mitsubishi Heavy Industries, Ltd.	154,000	617
Izumi Co., Ltd.	1,700	85	Mitsubishi Materials Corp.	13,800	410
J Front Retailing Co., Ltd.	10,900	157	Mitsubishi Motors Corp.	39,100	251
Japan Exchange Group, Inc.	11,400	160	Mitsubishi Tanabe Pharma Corp.	23,300	473
Japan Post Bank Co., Ltd.	45,400	565	Mitsubishi UFJ Financial Group, Inc.	578,600	3,689
Japan Post Holdings Co., Ltd.	53,500	663	Mitsubishi UFJ Lease & Finance Co.,
Japan Real Estate Investment Corp.(ö)	30	158	Ltd.	40,300	211
Japan Retail Fund Investment Corp.(ö)	39	76	Mitsui & Co., Ltd.	147,700	2,085
Japan Tobacco, Inc.	29,500	981	Mitsui Chemicals, Inc.	90,000	460
JFE Holdings, Inc.	22,500	384	Mitsui Fudosan Co., Ltd.	3,000	66
JGC Corp.	14,000	245	Mitsui OSK Lines, Ltd.	62,000	190
JSR Corp.	16,600	303	Mixi, Inc.	3,700	205
JTEKT Corp.	11,300	178	Mizuho Financial Group, Inc.	1,074,000	1,962
JX Holdings, Inc.	253,100	1,143	MS&AD Insurance Group Holdings, Inc.	36,400	1,188
Kajima Corp.	123,000	836	Murata Manufacturing Co., Ltd.	3,300	443
Kamigumi Co., Ltd.	31,000	282	Nagoya Railroad Co., Ltd.	29,000	133
Kaneka Corp.	36,000	284	Nankai Electric Railway Co., Ltd.	40,000	197
Kansai Electric Power Co., Inc. (The)	60,100	813	NEC Corp.	247,000	615
Kao Corp.	16,900	932	NH Foods, Ltd.	5,000	142
Kawasaki Heavy Industries, Ltd.	41,000	124	NHK Spring Co., Ltd.	28,400	317
KDDI Corp.	75,100	1,992	Nidec Corp.	7,300	670
Keihan Holdings Co., Ltd.	31,000	195	Nifco, Inc.	1,500	75
Keikyu Corp.	14,000	161	Nikon Corp.	31,200	445
Keio Corp.	15,000	120	Nintendo Co., Ltd.	4,100	1,033
Keisei Electric Railway Co., Ltd.	5,500	131	Nippon Electric Glass Co., Ltd.	24,000	149
Kewpie Corp.	3,100	79	Nippon Express Co., Ltd.	97,000	533
Keyence Corp.	3,900	1,569	Nippon Paint Holdings Co., Ltd.	5,600	215
Kikkoman Corp.	11,000	338	Nippon Shinyaku Co., Ltd.	2,400	127
Kintetsu Group Holdings Co., Ltd.	74,000	270	Nippon Shokubai Co., Ltd.	2,300	155
Kirin Holdings Co., Ltd.	36,100	702	Nippon Steel & Sumitomo Metal Corp.	44,900	1,012
Kobayashi Pharmaceutical Co., Ltd.	5,800	304	Nippon Telegraph & Telephone Corp.	51,700	2,212
Kobe Steel, Ltd.(Æ)	26,300	234	Nippon Yusen KK	95,000	191
Koito Manufacturing Co., Ltd.	6,800	351	Nissan Chemical Industries, Ltd.	7,400	229
Komatsu, Ltd.	35,500	948	Nissan Motor Co., Ltd.	175,600	1,670
Konami Holdings Corp.	8,200	341	Nisshin Seifun Group, Inc.	18,300	281
Konica Minolta, Inc.	66,400	587	Nissin Foods Holdings Co., Ltd.	5,600	321
Kose Corp.	2,700	256	Nitori Holdings Co., Ltd.	5,800	756
Kubota Corp.	25,200	397	NOK Corp.	7,300	174
Kuraray Co., Ltd.	39,400	636	Nomura Holdings, Inc.	179,900	1,082
Kyocera Corp.	10,300	584	Nomura Real Estate Holdings, Inc.	14,200	240
Kyowa Hakko Kirin Co., Ltd.	18,200	313	Nomura Real Estate Master Fund, Inc.(ö)	112	161
Lawson, Inc.	1,000	66	Nomura Research Institute, Ltd.	2,300	80
Lion Corp.	9,000	163	NSK, Ltd.	20,800	284
LIXIL Group Corp.	5,900	147	NTT Data Corp.	8,700	404
M3, Inc.	10,200	261	NTT DOCOMO, Inc.	74,400	1,795
Makita Corp.	7,900	282	Obayashi Corp.	55,600	539
Marubeni Corp.	189,900	1,171	Obic Co., Ltd.	5,600	303
Matsumotokiyoshi Holdings Co., Ltd.	2,100	105	Odakyu Electric Railway Co., Ltd.	13,300	258
Mazda Motor Corp.	19,800	291	Oji Holdings Corp.	147,000	711
Medipal Holdings Corp.	33,100	548	Ono Pharmaceutical Co., Ltd.	25,000	517
MEIJI Holdings Co., Ltd.	6,900	586	Oracle Corp. Japan	4,100	236
Minebea Co., Ltd.	5,700	83	Oriental Land Co., Ltd.	4,500	259
MISUMI Group, Inc.	16,400	311	ORIX Corp.	106,600	1,629
Mitsubishi Chemical Holdings Corp.	164,500	1,288	Orix JREIT, Inc.(ö)	48	76
Mitsubishi Corp.	107,300	2,313	Osaka Gas Co., Ltd.	260,000	974
Mitsubishi Electric Corp.	84,000	1,173	Otsuka Holdings Co., Ltd.	25,100	1,159
Mitsubishi Estate Co., Ltd.	4,000	76	Panasonic Corp.	39,800	476
Mitsubishi Gas Chemical Co., Inc.	33,000	706	Park24 Co., Ltd.	13,200	341

See accompanying notes which are an integral part of the financial statements.

740 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Pola Orbis Holdings, Inc.	9,200	212	Taisei Corp.	69,000	527
Rakuten, Inc.	13,800	141	Taisho Pharmaceutical Holdings Co.,
Recruit Holdings Co., Ltd.	16,000	809	Ltd.	4,700	387
Resona Holdings, Inc.	146,400	816	Takashimaya Co., Ltd.	41,000	378
Ricoh Co., Ltd.	40,600	338	Takeda Pharmaceutical Co., Ltd.	13,800	661
Rinnai Corp.	3,800	316	Teijin, Ltd.	15,800	306
Rohm Co., Ltd.	1,800	126	Temp Holdings Co., Ltd.	5,600	105
Ryohin Keikaku Co., Ltd.	1,100	248	Terumo Corp.	13,100	478
Sankyo Co., Ltd.	2,200	77	THK Co., Ltd.	3,200	83
Santen Pharmaceutical Co., Ltd.	21,900	308	Tobu Railway Co., Ltd.	26,000	132
Sawai Pharmaceutical Co., Ltd.	2,300	126	Toho Co., Ltd.	8,400	241
SBI Holdings, Inc.	38,600	535	Toho Gas Co., Ltd.	37,000	265
Secom Co., Ltd.	7,200	523	Tohoku Electric Power Co., Inc.	49,800	664
Sega Sammy Holdings, Inc.	21,600	290	Tokio Marine Holdings, Inc.	38,500	1,624
Seiko Epson Corp.	14,900	305	Tokyo Broadcasting System Holdings,
Sekisui Chemical Co., Ltd.	55,800	936	Inc.	16,800	298
Sekisui House, Ltd.	54,700	909	Tokyo Electric Power Co., Inc.(Æ)	147,600	574
Seven & i Holdings Co., Ltd.	22,100	934	Tokyo Electron, Ltd.	6,100	711
Sharp Corp.(Æ)	34,000	123	Tokyo Gas Co., Ltd.	126,000	586
Shimadzu Corp.	9,000	153	Tokyu Corp.	42,000	301
Shimamura Co., Ltd.	2,600	356	Tokyu Fudosan Holdings Corp.	14,500	79
Shimano, Inc.	1,300	199	Toppan Printing Co., Ltd.	56,000	563
Shimizu Corp.	56,000	538	Toray Industries, Inc.	47,000	416
Shin-Etsu Chemical Co., Ltd.	9,000	782	Toshiba Corp.(Æ)	54,000	109
Shinsei Bank, Ltd.	194,000	363	Tosoh Corp.	75,000	705
Shionogi & Co., Ltd.	19,000	977	TOTO, Ltd.	5,900	226
Shiseido Co., Ltd.	13,700	371	Toyo Seikan Group Holdings, Ltd.	14,300	239
Shizuoka Bank, Ltd. (The)	47,000	397	Toyo Suisan Kaisha, Ltd.	5,000	188
SMC Corp.	2,500	705	Toyoda Gosei Co., Ltd.	9,300	247
SoftBank Group Corp.	37,100	2,813	Toyota Industries Corp.	16,700	832
Sohgo Security Services Co., Ltd.	8,200	358	Toyota Motor Corp.	112,800	6,095
Sojitz Corp.	252,000	640	Toyota Tsusho Corp.	18,300	577
Sompo Japan Nipponkoa Holdings, Inc.	12,600	476	Tsuruha Holdings, Inc.	3,400	345
Sony Corp.	31,000	1,047	Unicharm Corp.	11,900	289
Sony Financial Holdings, Inc.	4,700	78	USS Co., Ltd.	4,500	80
Sosei Group Corp.(Æ)	1,100	113	Welcia Holdings Co., Ltd.	3,000	97
Stanley Electric Co., Ltd.	6,400	187	West Japan Railway Co.	3,200	214
Start Today Co., Ltd.	7,100	152	Yahoo! Japan Corp.	51,200	219
Sugi Holdings Co., Ltd. - GDR	4,300	213	Yakult Honsha Co., Ltd.	1,900	108
Sumitomo Chemical Co., Ltd.	149,000	841	Yamada Denki Co., Ltd.	145,600	764
Sumitomo Corp.	150,100	2,007	Yamaguchi Financial Group, Inc.	24,000	266
Sumitomo Dainippon Pharma Co., Ltd.	19,700	323	Yamaha Corp.	13,400	372
Sumitomo Electric Industries, Ltd.	55,300	903	Yamaha Motor Co., Ltd.	3,200	76
Sumitomo Heavy Industries, Ltd.	41,000	286	Yamato Holdings Co., Ltd.	12,600	273
Sumitomo Metal Mining Co., Ltd.	52,000	704	Yamazaki Baking Co., Ltd.	7,700	162
Sumitomo Mitsui Financial Group, Inc.	54,800	2,031	Yaskawa Electric Corp.	9,400	180
Sumitomo Mitsui Trust Holdings, Inc.	25,800	885	Yokogawa Electric Corp.	5,500	85
Sumitomo Realty & Development Co.,			Yokohama Rubber Co., Ltd. (The)	9,800	192
Ltd.	3,000	81			156,938
Sumitomo Rubber Industries, Ltd.	27,100	487
Sundrug Co., Ltd.	6,100	214	Jersey - 0.7%
Suntory Beverage & Food, Ltd.	8,200	367	Experian PLC	20,008	430
Suruga Bank, Ltd.	3,200	67	Glencore PLC(Æ)	815,173	3,195
Suzuken Co., Ltd.	10,400	344	Randgold Resources, Ltd.	1,023	90
Suzuki Motor Corp.	16,500	690	Shire PLC - ADR	21,573	1,271
Sysmex Corp.	11,100	675	Wolseley PLC - ADR	10,252	650
T&D Holdings, Inc.	14,600	217			5,636
Taiheiyo Cement Corp.	143,000	476

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 741

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Luxembourg - 0.4%			Fletcher Building, Ltd.	38,918	229
Aperam SA	3,259	164	Fonterra Group, Ltd.	17,144	70
ArcelorMittal(Æ)	107,435	844	Mercury NZ, Ltd.	40,220	89
Eurofins Scientific SE	619	305	Meridian Energy, Ltd.	93,916	179
Millicom International Cellular SA	3,580	196	Ryman Healthcare, Ltd.	15,216	90
RTL Group SA	2,993	232	Spark New Zealand, Ltd.	116,623	296
Samsonite International SA	56,100	217			1,690
SES SA	9,627	211
Tenaris SA	29,382	459	Norway - 0.7%
Ternium SA - ADR	9,338	236	DNB ASA	126,195	1,971
		2,864	Gjensidige Forsikring ASA	4,963	76
			Leroy Seafood Group ASA	3,043	153
Macao - 0.0%			Marine Harvest ASA	24,533	408
Sands China, Ltd.	63,600	289	Norsk Hydro ASA	97,908	558
			Orkla ASA	41,846	379
Netherlands - 3.7%			Salmar ASA Class A	2,386	57
Aalberts Industries NV	4,999	198	Statoil ASA Class N	48,256	794
ABN AMRO Group NV(Þ)	36,265	951	Telenor ASA	37,860	612
Aegon NV	174,375	886	Yara International ASA	24,082	894
AerCap Holdings NV(Æ)	12,716	585			5,902
Akzo Nobel NV	13,857	1,210
Altice NV Class A(Æ)	7,121	177	Portugal - 0.3%
Altice NV Class B(Æ)	3,333	83	Banco BPI SA Class G(Æ)	221,055	260
ASM International NV	5,336	321	Banco Comercial Portugues SA Class
ASML Holding NV	16,532	2,183	R(Æ)	168,682	38
ASR Nederland NV(Æ)	2,644	78	Banco Espirito Santo SA Class C(Æ)	22,842	3
Boskalis Westminster	14,498	533	Energias de Portugal SA	332,887	1,099
Core Laboratories NV	1,868	207	Galp Energia SGPS SA Class B	24,400	379
Delta Lloyd NV	12,862	74	Jeronimo Martins SGPS SA	19,354	355
Euronext NV(Þ)	2,365	116	Portucel SA - ADR(Æ)	45,893	194
EXOR NV	5,779	324	Sonae SGPS SA(Æ)	162,884	167
Ferrari NV	4,411	331			2,495
Gemalto NV	1,238	69
HAL Trust	1,177	237	Singapore - 0.9%
Heineken Holding NV	5,966	499	CapitaLand Commercial Trust, Ltd.(Æ)
Heineken NV	7,360	656	(ö)	89,000	103
ING Groep NV	279,880	4,555	CapitaLand Mall Trust Class A(Æ)(ö)	158,800	224
Koninklijke Ahold Delhaize NV	112,629	2,333	CapitaLand, Ltd.	181,000	486
Koninklijke DSM NV	14,025	1,002	City Developments, Ltd.	41,700	323
Koninklijke KPN NV	24,285	70	DBS Group Holdings, Ltd.	110,800	1,539
Koninklijke Philips NV	46,429	1,609	Flextronics International, Ltd.(Æ)	33,113	512
Koninklijke Vopak NV	2,273	102	Global Logistic Properties, Ltd.	38,000	78
Mobileye NV(Æ)	1,621	100	Jardine Cycle & Carriage, Ltd.	8,000	271
NN Group NV	27,072	898	Oversea-Chinese Banking Corp., Ltd.	221,338	1,557
NXP Semiconductors NV(Æ)	14,132	1,494	Singapore Airlines, Ltd.(Æ)	34,400	252
Philips Lighting NV(Æ)(Þ)	7,170	242	Singapore Telecommunications, Ltd.	189,500	505
Randstad Holding NV	4,069	242	United Overseas Bank, Ltd.	81,900	1,281
Royal Dutch Shell PLC Class A	234,596	6,115	Wilmar International, Ltd.	186,100	472
SBM Offshore NV	27,035	445			7,603
Wolters Kluwer NV	11,753	499
X5 Retail Group NV - GDR(Æ)	12,337	435	Spain - 3.7%
Yandex NV Class A(Æ)	11,622	317	Abertis Infraestructuras SA	29,798	524
		30,176	Acciona SA	2,040	168
			Acerinox SA	7,935	111
New Zealand - 0.2%			ACS Actividades de Construccion y
Auckland International Airport, Ltd.	69,852	330	Servicios SA	13,489	500
Contact Energy, Ltd.	57,852	207	Aena SA(Þ)	6,092	1,074
Fisher & Paykel Healthcare Corp., Ltd.	28,945	200	Almirall SA	4,770	86

See accompanying notes which are an integral part of the financial statements.

742 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Amadeus IT Group SA Class A	26,240	1,415	Nordea Bank AB	240,386	2,955
Banco Bilbao Vizcaya Argentaria SA			Ratos AB Class B	49,759	234
- ADR	346,936	2,776	Sandvik AB	46,544	747
Banco de Sabadell SA - ADR	470,015	904	Securitas AB Class B	35,908	593
Banco Popular Espanol SA(Æ)	77,658	54	Skandinaviska Enskilda Banken AB
Banco Santander SA - ADR	761,949	4,967	Class A	156,057	1,796
Bankia SA Class A	412,010	500	Skanska AB Class B	13,505	323
Bankinter SA	43,911	387	SSAB AB Class A(Æ)	53,193	232
Bolsas y Mercados Espanoles SHMSF			Svenska Cellulosa AB SCA Class A	6,940	231
SA	4,255	152	Svenska Cellulosa AB SCA Class B	31,952	1,058
CaixaBank SA	191,800	869	Svenska Handelsbanken AB Class A	63,818	905
Corp. Financiera Alba SA	5,491	298	Swedbank AB Class A	65,204	1,544
Ebro Foods SA	23,266	520	Swedish Match AB	6,661	220
Enagas SA	21,814	574	Tele2 AB Class B	17,548	177
Endesa SA - ADR	50,425	1,188	Telefonaktiebolaget LM Ericsson Class B	215,863	1,390
Ferrovial SA	11,431	243	Telia Co. AB	246,629	1,005
Gamesa Corp. Tecnologica SA	21,021	454	Trelleborg AB Class B	24,296	571
Gas Natural SDG SA	47,058	1,064	Volvo AB Class B	34,158	559
Grupo Catalana Occidente SA	2,795	109			23,309
Iberdrola SA	467,140	3,359
Industria de Diseno Textil SA	59,756	2,291	Switzerland - 7.4%
Mapfre SA	98,018	342	ABB, Ltd.	70,515	1,725
Merlin Properties Socimi SA(ö)	13,625	161	Actelion, Ltd.(Æ)	3,662	978
Obrascon Huarte Lain SA	61,200	268	Alpiq Holding AG(Æ)	1,140	85
Red Electrica Corp. SA	10,350	202	Aryzta AG(Æ)	3,155	102
Repsol SA - ADR	133,629	2,115	Baloise Holding AG	4,513	662
Tecnicas Reunidas SA	3,603	143	Barry Callebaut AG(Æ)	145	199
Telefonica SA - ADR	187,228	2,064	Basellandschaftliche Kantonalbank	307	278
Zardoya Otis SA	13,699	127	Berner Kantonalbank AG	1,035	197
		30,009	Bucher Industries AG	1,142	368
			Chocoladefabriken Lindt & Spruengli
Sweden - 2.9%			AG	82	826
Alfa Laval AB	6,197	127	Cie Financiere Richemont SA	9,884	826
Assa Abloy AB Class B	35,408	767	Coca-Cola HBC AG - ADR(Æ)	3,442	95
Atlas Copco AB Class A	32,229	1,204	Credit Suisse Group AG(Æ)	113,325	1,723
Atlas Copco AB Class B	12,322	410	Emmi AG(Æ)	119	87
Axfood AB	18,834	299	EMS-Chemie Holding AG	516	323
BillerudKorsnas AB	11,282	181	Flughafen Zuerich AG	626	138
Boliden AB	19,408	554	Galenica AG	324	352
Castellum AB	28,085	385	GAM Holding AG(Æ)	11,789	151
Electrolux AB	3,590	107	Geberit AG	2,559	1,165
Elekta AB Class B	21,117	220	Georg Fischer AG	439	414
Fabege AB	6,521	112	Givaudan SA	328	632
Fastighets AB Balder Class B(Æ)	18,337	409	Helvetia Holding AG	346	192
Fingerprint Cards AB Class B	22,255	89	Julius Baer Group, Ltd.(Æ)	3,207	167
Getinge AB Class B	22,780	445	Kaba Holding AG(Æ)	110	94
Hennes & Mauritz AB Class B	27,565	682	Kuehne & Nagel International AG	3,023	457
Hexagon AB Class B	10,989	479	LafargeHolcim, Ltd.(Æ)	16,467	934
Holmen AB Class B	3,835	162	Lonza Group AG(Æ)	3,896	797
Hufvudstaden AB Class A	15,438	242	Nestle SA	147,299	11,345
ICA Gruppen AB	8,459	289	Novartis AG	102,367	7,877
Investment AB Latour Class B	4,009	181	Partners Group Holding AG	1,184	716
L E Lundbergforetagen AB Class B	5,236	379	PSP Swiss Property AG	1,901	170
Lifco AB Class B	3,138	95	Roche Holding AG	32,357	8,463
Lundin Petroleum AB(Æ)	6,232	119	Schindler Holding AG	5,427	1,099
Melker Schorling AB	5,537	354	SFS Group AG(Æ)	2,626	262
NCC AB Class B	9,989	266	SGS SA	233	524
NIBE Industrier AB B Shares(Æ)	23,928	212	Sika AG	114	728

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 743

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Sonova Holding AG	2,438	361	Direct Line Insurance Group PLC	65,450	296
St. Galler Kantonalbank AG	360	156	Dixons Carphone PLC	78,381	341
STMicroelectronics NV	28,658	464	DS Smith PLC Class F	18,803	105
Straumann Holding AG	479	253	easyJet PLC	5,810	88
Sulzer AG	1,642	192	Fiat Chrysler Automobiles NV(Æ)	116,286	1,317
Sunrise Communications Group AG(Æ)			GKN PLC	170,998	795
(Þ)	1,002	74	GlaxoSmithKline PLC - ADR	209,678	4,217
Swatch Group AG (The) Class B	1,493	597	Great Portland Estates PLC(ö)	13,960	125
Swiss Life Holding AG(Æ)	2,053	668	Greene King PLC	33,308	324
Swiss Prime Site AG Class A(Æ)	4,652	403	Halma PLC	36,786	501
Swiss Re AG	32,168	2,801	Hammerson PLC(ö)	24,982	190
Swisscom AG	442	193	Hargreaves Lansdown PLC	5,831	104
Syngenta AG	2,698	1,254	Hiscox, Ltd.	47,871	702
TE Connectivity, Ltd.	13,905	1,076	HSBC Holdings PLC	1,178,771	9,706
Temenos Group AG	1,977	171	IG Group Holdings PLC	28,286	199
UBS Group AG(Æ)	164,933	2,818	Imperial Tobacco Group PLC	34,033	1,666
Zurich Insurance Group AG	11,541	3,194	Inchcape PLC	80,286	888
		59,826	Informa PLC	49,616	412
			InterContinental Hotels Group PLC	1,946	103
United Kingdom - 13.0%			Intermediate Capital Group PLC(Æ)	46,678	472
3i Group PLC	144,832	1,488	International Consolidated Airlines
Aberdeen Asset Management PLC	95,104	344	Group SA	68,434	496
Admiral Group PLC	6,452	168	Intertek Group PLC	9,665	508
Aggreko PLC	6,013	69	Investec PLC	71,967	532
Amec Foster Wheeler PLC - GDR	16,698	117	ITV PLC	93,806	255
Anglo American PLC(Æ)	36,945	527	J Sainsbury PLC	183,850	656
Ashmore Group PLC	19,680	88	John Wood Group PLC	31,337	308
Ashtead Group PLC	11,269	238	Johnson Matthey PLC	9,164	353
Associated British Foods PLC	12,691	462	Kingfisher PLC	227,076	1,004
AstraZeneca PLC	37,550	2,246	Land Securities Group PLC(ö)	47,001	673
Auto Trader Group PLC(Þ)	17,120	89	Legal & General Group PLC	565,205	1,799
Aviva PLC	313,267	2,128	Liberty Global PLC Class A(Æ)	9,095	322
Babcock International Group PLC	46,196	538	Liberty Global PLC Class C(Æ)	13,935	482
BAE Systems PLC	70,802	574	Liberty Global PLC LiLAC(Æ)	3,863	84
Barclays PLC	853,950	2,328	Lloyds Banking Group PLC	3,087,751	2,774
Barratt Developments PLC	79,237	595	London Stock Exchange Group PLC	15,092	661
BBA Aviation PLC	30,028	121	Man Group PLC	176,056	350
Bellway PLC	13,762	507	Marks & Spencer Group PLC	112,084	532
Berkeley Group Holdings PLC	12,177	514	Meggitt PLC	75,511	452
BHP Billiton PLC	93,603	1,426	Micro Focus International PLC	14,602	489
Booker Group PLC	37,689	95	Mondi PLC	25,289	655
BP PLC	958,936	5,486	National Grid PLC	126,074	1,633
British American Tobacco PLC	81,765	5,532	Next PLC	9,402	524
British Land Co. PLC (The)(ö)	25,781	219	Old Mutual PLC	504,690	1,268
BT Group PLC	396,881	1,566	Pearson PLC	63,210	521
BTG PLC(Æ)	9,764	86	Persimmon PLC Class A	24,380	736
Bunzl PLC	15,968	498	Petrofac, Ltd.	27,705	292
Capita PLC	14,994	108	Prudential PLC	60,249	1,338
Centrica PLC	25,172	65	Reckitt Benckiser Group PLC	25,958	2,391
Close Brothers Group PLC	10,926	239	RELX NV	22,243	430
CNH Industrial NV	48,773	538	RELX PLC	47,180	956
Coca-Cola European Partners PLC	8,386	324	Rentokil Initial PLC	107,500	346
Compass Group PLC	63,810	1,287	Rightmove PLC	2,731	148
Croda International PLC	2,126	104	Rio Tinto PLC	43,379	1,716
CYBG PLC(Æ)	70,554	257	Rolls-Royce Holdings PLC(Æ)	3,264,192	480
Derwent London PLC(ö)	2,249	86	Royal Bank of Scotland Group PLC(Æ)	56,621	195
Diageo PLC	93,078	2,711	Royal Dutch Shell PLC Class B	91,307	2,431
Dialog Semiconductor PLC(Æ)	2,058	96	Royal Mail PLC	79,432	414

See accompanying notes which are an integral part of the financial statements.

744 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
RSA Insurance Group PLC	46,463	359		Volkswagen AG	12,313		1,951
Sage Group PLC (The)	83,717	726					4,895
Scottish & Southern Energy PLC	30,198	544
Segro PLC(ö)	30,469	192	Japan	- 0.0%
Severn Trent PLC Class H	3,800	114		Shinkin Central Bank Class A	134		278
Shaftesbury PLC(ö)	14,484	175
Sky PLC	12,015	154		Sweden - 0.0%
Smith & Nephew PLC	40,242	662		Fastighets AB Balder	4,759		183
Smiths Group PLC	11,650	247
Spectris PLC	7,154	256		Total Preferred Stocks
Spirax-Sarco Engineering PLC	1,394	94		(cost $5,958)			5,356
Standard Chartered PLC(Æ)	112,811	1,053
Standard Life PLC	88,085	415
				Warrants & Rights - 0.0%
Steris PLC	4,682	346		Australia - 0.0%
Subsea 7 SA	50,047	824		TPG Telecom, Ltd.(Æ)
Tate & Lyle PLC	23,486	230		2017 Rights	1,532		1
Taylor Wimpey PLC	289,529	750
TechnipFMC PLC(Æ)	36,389	1,094
Tesco PLC(Æ)	336,163	797		Total Warrants & Rights
Travis Perkins PLC	25,096	524		(cost $—)			1
UBM PLC	17,495	161
Unilever NV	43,322	2,272	Short	-Term Investments - 3.1%
Unilever PLC	46,189	2,376		United States - 3.1%
United Utilities Group PLC	10,434	132		U.S. Cash Management Fund	25,317,861	(8)	25,323
Vodafone Group PLC	885,482	2,283		Total Short-Term Investments
Weir Group PLC (The)	3,715	96		(cost $25,323)			25,323
William Hill PLC	53,885	205

Wm Morrison Supermarkets PLC	310,006	963		Other Securities - 1.9%
WPP PLC	75,389	1,613		U.S. Cash Collateral Fund(×)	15,578,895	(8)	15,579
		105,276		Total Other Securities

United States - 0.6%				(cost $15,579)			15,579
Autoliv, Inc.	4,347	436
Carnival PLC	25,419	1,568		Total Investments 100.3%
IHS Markit, Ltd.(Æ)	42,533	1,846		(identified cost $759,619)			812,403
Seagate Technology PLC	13,654	575
Sensata Technologies Holding NV(Æ)	5,784	238
Valeant Pharmaceuticals International,				Other Assets and Liabilities, Net
Inc.(Æ)	30,029	278	-	(0.3%)			(2,094)
		4,941		Net Assets - 100.0%			810,309

Total Common Stocks
(cost $701,761)		754,548

Investments in Other Funds - 1.4%
Platinum Asset Management, Ltd.	23,404	82
Vanguard FTSE Emerging Markets ETF	285,435	11,514
Total Investments in Other Funds
(cost $10,998)		11,596

Preferred Stocks - 0.7%
Germany - 0.7%
Fuchs Petrolub SE	5,714	295
Henkel AG & Co. KGaA	8,473	1,155
Porsche Automobil Holding SE	17,550	1,027
Sartorius AG	3,764	345
Schaeffler AG	7,093	122

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 745

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Futures Contracts
Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
FTSE 100 Index Futures	87	GBP	6,234	06/17	(137)
MSCI Emerging Markets Mini Index Futures	263	USD	23,982	06/17	831
S&P/TSX 60 Index Futures	45	CAD	8,251	06/17	15
SPI 200 Index Futures	37	AUD	5,470	06/17	112
Short Positions
S&P 500 E-Mini Index Futures	137	USD	16,306	06/17	(133)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					688

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	152	AUD	200	06/21/17	(2)
Bank of America	USD	227	AUD	300	06/21/17	(3)
Bank of America	USD	1,875	AUD	2,500	06/21/17	(4)
Bank of America	USD	223	CAD	300	06/21/17	(3)
Bank of America	USD	223	CAD	300	06/21/17	(3)
Bank of America	USD	100	CHF	100	06/21/17	1
Bank of America	USD	72	DKK	500	06/21/17	2
Bank of America	USD	855	EUR	800	06/21/17	19
Bank of America	USD	306	GBP	250	06/21/17	18
Bank of America	USD	612	GBP	500	06/21/17	37
Bank of America	USD	1,867	GBP	1,500	06/21/17	78
Bank of America	USD	370	JPY	40,000	06/21/17	(10)
Bank of America	USD	2,536	JPY	280,000	06/21/17	(19)
Bank of America	USD	208	NZD	300	06/21/17	(2)
Bank of America	CAD	30	USD	22	06/21/17	—
Bank of America	CAD	200	USD	150	06/21/17	4
Bank of America	CAD	300	USD	220	06/21/17	1
Bank of America	CHF	60	USD	60	06/21/17	—
Bank of America	CHF	720	USD	717	06/21/17	(9)
Bank of America	DKK	8,000	USD	1,144	06/21/17	(31)
Bank of America	EUR	400	USD	427	06/21/17	(10)
Bank of America	EUR	3,000	USD	3,189	06/21/17	(88)
Bank of America	GBP	400	USD	500	06/21/17	(19)
Bank of America	JPY	80,000	USD	700	06/21/17	(19)
Bank of America	NOK	2,000	USD	233	06/21/17	—
Bank of America	NZD	1,700	USD	1,181	06/21/17	15
Bank of America	SEK	1,800	USD	202	06/21/17	(2)
Bank of Montreal	USD	759	AUD	994	06/21/17	(16)
Bank of Montreal	USD	848	AUD	1,110	06/21/17	(18)
Bank of Montreal	USD	158	CAD	210	06/21/17	(4)
Bank of Montreal	USD	592	CAD	790	06/21/17	(13)
Bank of Montreal	USD	826	CAD	1,101	06/21/17	(19)
Bank of Montreal	USD	362	CHF	364	06/21/17	5
Bank of Montreal	USD	214	DKK	1,500	06/21/17	7
Bank of Montreal	USD	1,272	GBP	1,033	06/21/17	68
Bank of Montreal	USD	2,241	GBP	1,820	06/21/17	120
Bank of Montreal	USD	434	NZD	610	06/21/17	(16)

See accompanying notes which are an integral part of the financial statements.

746 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	CAD	200	USD	150	06/21/17	3
Bank of Montreal	EUR	2,310	USD	2,444	06/21/17	(78)
Bank of Montreal	JPY	179,600	USD	1,582	06/21/17	(32)
Bank of Montreal	NOK	4,880	USD	580	06/21/17	11
Bank of Montreal	SEK	5,950	USD	660	06/21/17	(13)
BNP Paribas	USD	752	AUD	994	06/21/17	(9)
BNP Paribas	USD	591	CAD	790	06/21/17	(12)
BNP Paribas	USD	361	CHF	364	06/21/17	6
BNP Paribas	USD	213	DKK	1,500	06/21/17	7
BNP Paribas	USD	2,240	GBP	1,820	06/21/17	121
BNP Paribas	USD	431	NZD	610	06/21/17	(12)
BNP Paribas	CAD	200	USD	150	06/21/17	3
BNP Paribas	EUR	2,310	USD	2,438	06/21/17	(84)
BNP Paribas	JPY	179,600	USD	1,576	06/21/17	(38)
BNP Paribas	NOK	4,880	USD	576	06/21/17	7
BNP Paribas	SEK	5,950	USD	659	06/21/17	(14)
Citigroup	USD	743	CAD	1,000	06/21/17	(10)
Citigroup	USD	1,194	CAD	1,600	06/21/17	(20)
Citigroup	CAD	30	USD	22	06/21/17	—
Citigroup	CAD	65	USD	49	06/21/17	1
Citigroup	CAD	100	USD	75	06/21/17	1
Citigroup	CAD	150	USD	113	06/21/17	3
Citigroup	CAD	200	USD	150	06/21/17	3
Citigroup	CAD	200	USD	147	06/21/17	—
Commonwealth Bank of Australia	USD	759	AUD	994	06/21/17	(15)
Commonwealth Bank of Australia	USD	847	AUD	1,110	06/21/17	(17)
Commonwealth Bank of Australia	USD	158	CAD	210	06/21/17	(4)
Commonwealth Bank of Australia	USD	592	CAD	790	06/21/17	(13)
Commonwealth Bank of Australia	USD	826	CAD	1,101	06/21/17	(19)
Commonwealth Bank of Australia	USD	363	CHF	364	06/21/17	4
Commonwealth Bank of Australia	USD	214	DKK	1,500	06/21/17	7
Commonwealth Bank of Australia	USD	1,272	GBP	1,033	06/21/17	68
Commonwealth Bank of Australia	USD	2,241	GBP	1,820	06/21/17	121
Commonwealth Bank of Australia	USD	434	NZD	610	06/21/17	(16)
Commonwealth Bank of Australia	EUR	2,310	USD	2,446	06/21/17	(77)
Commonwealth Bank of Australia	JPY	179,600	USD	1,583	06/21/17	(31)
Commonwealth Bank of Australia	NOK	4,880	USD	580	06/21/17	11
Commonwealth Bank of Australia	SEK	5,950	USD	661	06/21/17	(13)
Royal Bank of Canada	USD	754	AUD	994	06/21/17	(10)
Royal Bank of Canada	USD	841	AUD	1,110	06/21/17	(11)
Royal Bank of Canada	USD	157	CAD	210	06/21/17	(3)
Royal Bank of Canada	USD	591	CAD	790	06/21/17	(12)
Royal Bank of Canada	USD	824	CAD	1,101	06/21/17	(17)
Royal Bank of Canada	USD	362	CHF	364	06/21/17	5
Royal Bank of Canada	USD	213	DKK	1,500	06/21/17	7
Royal Bank of Canada	USD	1,271	GBP	1,033	06/21/17	69
Royal Bank of Canada	USD	2,239	GBP	1,820	06/21/17	121
Royal Bank of Canada	USD	431	NZD	610	06/21/17	(13)
Royal Bank of Canada	EUR	2,310	USD	2,439	06/21/17	(83)
Royal Bank of Canada	JPY	179,600	USD	1,578	06/21/17	(36)
Royal Bank of Canada	NOK	4,880	USD	577	06/21/17	9
Royal Bank of Canada	SEK	5,950	USD	661	06/21/17	(13)
Standard Chartered	USD	759	AUD	994	06/21/17	(16)

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 747

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Standard Chartered	USD	848	AUD	1,110	06/21/17	(17)
Standard Chartered	USD	592	CAD	790	06/21/17	(13)
Standard Chartered	USD	826	CAD	1,101	06/21/17	(19)
Standard Chartered	USD	362	CHF	364	06/21/17	4
Standard Chartered	USD	214	DKK	1,500	06/21/17	7
Standard Chartered	USD	1,272	GBP	1,033	06/21/17	68
Standard Chartered	USD	2,240	GBP	1,820	06/21/17	120
Standard Chartered	USD	434	NZD	610	06/21/17	(16)
Standard Chartered	EUR	2,310	USD	2,444	06/21/17	(78)
Standard Chartered	JPY	179,600	USD	1,582	06/21/17	(32)
Standard Chartered	NOK	4,880	USD	579	06/21/17	11
Standard Chartered	SEK	5,950	USD	661	06/21/17	(13)
State Street	USD	4,022	CAD	5,400	06/21/17	(63)
State Street	CAD	30	USD	22	06/21/17	—
State Street	CAD	127	USD	95	06/21/17	2
State Street	CAD	3,400	USD	2,557	06/21/17	64
UBS	CAD	640	USD	479	06/21/17	10
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(53)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Common Stocks
Australia	$—	$40,513	$—	$—	$40,513	5.0
Austria	—	4,942	—	—	4,942	0.6
Belgium	—	8,455	—	—	8,455	1.0
Canada	58,461	—	—	—	58,461	7.2
Cayman Islands	89	509	—	—	598	0.1
China	—	354	—	—	354	—*
Denmark	—	11,250	—	—	11,250	1.4
Finland	—	8,716	—	—	8,716	1.1
France	671	71,442	—	—	72,113	8.9
Germany	—	60,373	—	—	60,373	7.5
Hong Kong	—	24,552	61	—	24,613	3.0
Ireland	1,388	3,966	—	—	5,354	0.7
Israel	699	4,047	—	—	4,746	0.6
Italy	—	17,106	—	—	17,106	2.1
Japan	—	156,938	—	—	156,938	19.4
Jersey	—	5,636	—	—	5,636	0.7
Luxembourg	236	2,628	—	—	2,864	0.4
Macao	—	289	—	—	289	—*
Netherlands	3,138	27,038	—	—	30,176	3.7
New Zealand	—	1,690	—	—	1,690	0.2

See accompanying notes which are an integral part of the financial statements.

748 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Norway	—	5,902	—	—	5,902	0.7
Portugal	—	2,492	3	—	2,495	0.3
Singapore	512	7,091	—	—	7,603	0.9
Spain	—	30,009	—	—	30,009	3.7
Sweden	—	23,309	—	—	23,309	2.9
Switzerland	1,076	58,750	—	—	59,826	7.4
United Kingdom	1,562	103,714	—	—	105,276	13.0
United States	3,373	1,568	—	—	4,941	0.6
Investments in Other Funds	11,514	82	—	—	11,596	1.4
Preferred Stocks	—	5,356	—	—	5,356	0.7
Warrants & Rights	—	1	—	—	1	—*
Short-Term Investments	—	—	—	25,323	25,323	3.1
Other Securities	—	—	—	15,579	15,579	1.9
Total Investments	82,719	688,718	64	40,902	812,403	100.3
						(0.3)
Other Assets and Liabilities, Net
						100.0

Other Financial Instruments
Assets
Futures Contracts	958	—	—	—	958	0.1
Foreign Currency Exchange Contracts	—	1,249	—	—	1,249	0.2
A
Liabilities
Futures Contracts	(270)	—	—	—	(270)	(—)*
Foreign Currency Exchange Contracts	—	(1,302)	—	—	(1,302)	(0.2)
Total Other Financial Instruments**	$688	$(53)	$—	$—	$635

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended April
30, 2017, were less than 1% of net assets.

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 749

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	96,029
Consumer Staples	54,756
Energy	41,486
Financial Services	219,345
Health Care	67,901
Materials and Processing	78,463
Producer Durables	101,557
Technology	40,414
Utilities	54,597
Investments in Other Funds	11,596
Preferred Stocks	5,356
Warrants and Rights	1
Short-Term Investments	25,323
Other Securities	15,579
Total Investments	812,403

See accompanying notes which are an integral part of the financial statements.

750 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$1,249
Variation margin on futures contracts*	958	—
Total	$958	$1,249

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$270	$—
Unrealized depreciation on foreign currency exchange contracts	—	1,302
Total	$270	$1,302
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$1,465	$—
Foreign currency-related transactions**	—	1,272
Total	$1,465	$1,272

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$125	$—
Foreign currency-related transactions***	—	810
Total	$125	$810

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 751

Russell Investment Company
Select International Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
				Gross	Net Amounts
			Amounts		of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets		Assets	Liabilities	Liabilities
Securities on Loan*	Investments, at fair value		$14,807	$—	$14,807
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts		1,249	—	1,249
Futures Contracts	Variation margin on futures contracts		71	—	71
Total Financial and Derivative Assets			16,127	—	16,127
Financial and Derivative Assets not subject to a netting agreement			(71)	—	(71)
Total Financial and Derivative Assets subject to a netting agreement			$16,056	$—	$16,056

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities

		Net Amounts
		of Assets
		Presented in
		the Statement	Financial and
		of Assets and	Derivative	Collateral
Counterparty		Liabilities	Instruments	Received^	Net Amount
Bank of America		$175	$175	$—	$—
Bank of Montreal		213	208	—	5
BNP Paribas		144	144	—	—
Citigroup		462	8	454	—
Commonwealth Bank of Australia		209	204	—	5
Credit Suisse		1,138	—	1,138	—
Goldman Sachs		6,382	—	6,382	—
HSBC		356	—	356	—
JPMorgan Chase		5,743	—	5,743	—
Merrill Lynch		735	—	735	—
Royal Bank of Canada		211	198	—	13
Standard Chartered		211	204	—	7
State Street		67	63	—	4
UBS		10	—	—	10
Total		$16,056	$1,204	$14,808	$44

See accompanying notes which are an integral part of the financial statements.

752 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
		Gross	Net Amounts
		Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$63	$—	$ 63
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	1,302	—	1,302
Total Financial and Derivative Liabilities		1,365	—	1,365
Financial and Derivative Liabilities not subject to a netting agreement		(63)	—	(63)
Total Financial and Derivative Liabilities subject to a netting agreement		$1,302	$—	$ 1,302

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$224	$175	$—	$ 49
Bank of Montreal	208	208	—	—
BNP Paribas	170	144	—	26
Citigroup	31	8	—	23
Commonwealth Bank of Australia	204	204	—	—
Royal Bank of Canada	198	198	—	—
Standard Chartered	204	204	—	—
State Street	63	63	—	—
Total	$1,302	$1,204	$—	$ 98

*       Fair value of securities on loan as reported in the footnotes to the Statement of Assets and Liabilities.
^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 753

Russell Investment Company
Select International Equity Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$759,619
Investments, at fair value(*)(>)	812,403
Cash (restricted)(a)	3,700
Foreign currency holdings(^)	7,342
Unrealized appreciation on foreign currency exchange contracts	1,249
Receivables:
Dividends and interest	3,046
Dividends from affiliated funds	19
Fund shares sold	406
Foreign capital gains taxes recoverable	1,665
Variation margin on futures contracts	71
Prepaid expenses	9
Total assets	829,910

Liabilities
Payables:
Due to custodian	2
Due to broker (b)	700
Investments purchased	4
Fund shares redeemed	1,392
Accrued fees to affiliates	302
Other accrued expenses	257
Variation margin on futures contracts	63
Unrealized depreciation on foreign currency exchange contracts	1,302
Payable upon return of securities loaned	15,579
Total liabilities	19,601

Net Assets	$810,309

See accompanying notes which are an integral part of the financial statements.

754 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$5,569
Accumulated net realized gain (loss)	(98,862)
Unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	52,784
Futures contracts	688
Foreign currency-related transactions	55
Shares of beneficial interest	871
Additional paid-in capital	849,204
Net Assets	$810,309

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R6(#)	$9.30
Class R6 — Net assets	$122,267
Class R6 — Shares outstanding ($.01 par value)	13,142
Net asset value per share: Class S(#)	$9.30
Class S — Net assets	$72,176,080
Class S — Shares outstanding ($.01 par value)	7,759,266
Net asset value per share: Class T(#)	$9.31
Class T — Net assets	$984,532
Class T — Shares outstanding ($.01 par value)	105,722
Net asset value per share: Class Y(#)	$9.30
Class Y — Net assets	$737,026,554
Class Y — Shares outstanding ($.01 par value)	79,233,955
Amounts in thousands
(^) Foreign currency holdings - cost	$7,230
(*) Securities on loan included in investments	$14,807
(>) Investments in affiliates, U.S. Cash Management Fund and U.S. Cash Collateral Fund	$40,902

(a) Cash Collateral for Futures	$3,700
(b) Due to Broker for Futures	$700
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 755

Russell Investment Company
Select International Equity Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Dividends	$11,431
Dividends from affiliated funds	77
Securities lending income (net)	69
Securities lending income from affiliated funds (net)	18
Less foreign taxes withheld	(1,086)
Total investment income	10,509

Expenses
Advisory fees	1,711
Administrative fees	184
Custodian fees	139
Transfer agent fees - Class R6	—**
Transfer agent fees - Class S	20
Transfer agent fees - Class T	1
Transfer agent fees - Class Y	16
Professional fees	42
Registration fees	43
Trustees’ fees	13
Printing fees	10
Miscellaneous	8
Expenses before reductions	2,187
Expense reductions	(411)
Net expenses	1,776
Net investment income (loss)	8,733

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	(6,327)
Futures contracts	1,465
Foreign currency-related transactions	224
Net realized gain (loss)	(4,638)
Net change in unrealized appreciation (depreciation) on:
Investments (net of deferred tax liability for foreign capital gains taxes)	74,945
Futures contracts	125
Foreign currency-related transactions	1,017
Net change in unrealized appreciation (depreciation)	76,087
Net realized and unrealized gain (loss)	71,449
Net Increase (Decrease) in Net Assets from Operations	$80,182

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

756 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,733	$20,754
Net realized gain (loss)	(4,638)	(86,880)
Net change in unrealized appreciation (depreciation)	76,087	40,760
Net increase (decrease) in net assets from operations	80,182	(25,366)

Distributions
From net investment income
Class R6	(3)	—
Class S	(68)	(33)
Class T	(19)	(76)
Class Y	(17,410)	(22,981)
Net decrease in net assets from distributions	(17,500)	(23,090)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(1,968)	(68,393)
Total Net Increase (Decrease) in Net Assets	60,714	(116,849)

Net Assets
Beginning of period	749,595	866,444
End of period	$810,309	$749,595
Undistributed (overdistributed) net investment income included in net assets	$5,569	$14,336

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 757

Russell Investment Company
Select International Equity Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)			2016
	Shares	Dollars	Shares		Dollars

Class R6(1)
Proceeds from shares sold	—	$—	13		$100
Proceeds from reinvestment of distributions	—**	3	—		—
Payments for shares redeemed	—	—	—		—
Net increase (decrease)	—**	3	13		100
Class S
Proceeds from shares sold	7,605	68,308	237		1,985
Proceeds from reinvestment of distributions	8	68	4		33
Payments for shares redeemed	(147)	(1,332)	(132)		(1,140)
Net increase (decrease)	7,466	67,044	109		878
Class T
Proceeds from shares sold	33	289	70		589
Proceeds from reinvestment of distributions	2	19	9		76
Payments for shares redeemed	(30)	(265)	(276)		(2,289)
Net increase (decrease)	5	43	(197)		(1,624)
Class Y
Proceeds from shares sold	2,710	23,498	9,715		79,026
Proceeds from reinvestment of distributions	2,056	17,410	2,713		22,981
Payments for shares redeemed	(12,392)	(109,966)	(19,942)		(169,754)
Net increase (decrease)	(7,626)	(69,058)	(7,514)		(67,747)
Total increase (decrease)	(155)	$(1,968)	(7,589)		$(68,393)

** Less than 500 shares.
(1) For the period March 1, 2016 (commencement of operations) to October 31, 2016.

See accompanying notes which are an integral part of the financial statements.

758 Select International Equity Fund

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Russell Investment Company
Select International Equity Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	$
	Period	(a)(d)	Gain (Loss)	Operations	Investment Income	Total Distributions
Class R6
April 30, 2017*	8.59	.10	.81	.91	(.20)	(.20)
October 31, 2016(8)	7.79	.19	.61	.80	—	—

Class S
April 30, 2017*	8.58	.20	.71	.91	(.19)	(.19)
October 31, 2016	9.12	.21	(.52)	(.31)	(.23)	(.23)
October 31, 2015(5)	9.07	.23	(.18)	.05	—	—

Class T
April 30, 2017*	8.59	.10	.82	.92	(.20)	(.20)
October 31, 2016	9.14	.22	(.52)	(.30)	(.25)	(.25)
October 31, 2015(5)	9.07	.22	(.15)	.07	—	—

Class Y
April 30, 2017*	8.59	.10	.81	.91	(.20)	(.20)
October 31, 2016	9.13	.23	(.52)	(.29)	(.25)	(.25)
October 31, 2015	9.42	.29	(.52)	(.23)	(.06)	(.06)
October 31, 2014(4)	10.00	.05	(.63)	(.58)	—	—

See accompanying notes which are an integral part of the financial statements.

760 Select International Equity Fund

			%	%	%
$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Period	Return(b)	(000)	Gross(e)	Net(d)(e)	Net Assets(d)(e)	Turnover Rate(b)

9.30	10.84	122.62		.49	2.26	19
8.59	10.27	110.62		.47	3.32	57

9.30	10.84	72,176.74		.66	4.50	19
8.58	(3.35)	2,518.78		.64	2.49	57
9.12	.55	1,679.84		.64	2.91	25

9.31	10.89	985.76		.51	2.22	19
8.59	(3.25)	867.79		.49	2.62	57
9.14	.77	2,724.84		.49	2.77	25

9.30	10.86	737,026.57		.46	2.24	19
8.59	(3.11)	746,100.59		.44	2.67	57
9.13	(2.43)	862,041.65		.44	3.07	25
9.42	(5.80)	111,901.87		.44	1.90	7

See accompanying notes which are an integral part of the financial statements.

Select International Equity Fund 761

Russell Investment Company
Select International Equity Fund

Related Party Transactions, Fees and Expenses (Unaudited)

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$252,459
Administration fees	31,887
Transfer agent fees	14,049
Trustee fees	3,465
$301,860

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions
U.S. Cash Collateral Fund	$701	$75,573	$60,695	$—	$ —	$15,579	$18	$—
U.S. Cash Management Fund	16,124	192,552	183,351	—	(2)	25,323	77	—
	$16,825	$268,125	$244,046	$—	$ (2)	$40,902	$95	$—

Federal Income Taxes (Unaudited)

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$770,353,236
Unrealized Appreciation	$67,486,127
Unrealized Depreciation	(25,436,231)
Net Unrealized Appreciation (Depreciation)	$42,049,896

See accompanying notes which are an integral part of the financial statements.

762 Select International Equity Fund

Russell Investment Company

Notes to Schedules of Investments — April 30, 2017 (Unaudited)

Footnotes:
(Æ) Nonincome-producing security.
(Ï) Forward commitment.
(Ê) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates market value.
(~ ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Å) Illiquid and restricted security.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional Amount in thousands.
(8) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Statement of Assets and Liabilities.
(ì ) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.

Abbreviations:
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR – Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offer Rate
JIBAR – Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR – Mumbai Inter-Bank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI – West Texas Intermediate

Notes to Schedules of Investments 763

Russell Investment Company

Notes to Schedules of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Abbreviations:
ARS - Argentine peso	HKD - Hong Kong dollar	PKR - Pakistani rupee
AUD - Australian dollar	HUF - Hungarian forint	PLN - Polish zloty
BRL - Brazilian real	IDR - Indonesian rupiah	RON – Romanian New Leu
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Icelandic krona	SGD - Singapore dollar
CNH – Chinese offshore spot	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	UYU – Uruguayan peso
DOP - Dominican peso	NOK - Norwegian krone	VEB - Venezuelan bolivar
EGP - Egyptian pound	NGN – Nigerian naira	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
GHS - Ghana cedi	PHP - Philippine peso

764 Notes to Schedules of Investments

Russell Investment Company

Notes to Financial Highlights — April 30, 2017 (Unaudited)

(*) For the period April 30, 2017 (Unaudited).
(1) For the period February 7, 2012 (commencement of operations) to October 31, 2012.
(2) For the period August 7, 2012 (commencement of operations) to October 31, 2012.
(3) For the period August 16, 2012 (commencement of operations) to October 31, 2012.
(4) For the period August 1, 2014 (commencement of operations) to October 31, 2014.
(5) For the period January 5, 2015 (commencement of operations) to October 10, 2015.
(6) For the period May 4, 2015 (commencement of operations) to October 31, 2015.
(7) For the period June 2, 2015 (commencement of operations) to October 31, 2015.
(8) For the period March 1, 2016 (commencement of operations) to April 30, 2016.
(9) For the period November 1, 2014 to May 1, 2015 (final redemption).
(10) For the period March 17, 2017 (commencement of operations) to April 30, 2017.
(11) For the period March 8, 2017 (commencement of operations) to April 30, 2017.
(a) Average daily shares outstanding were used for this calculation.
(b) The ratios for periods less than one year are not annualized.
(c) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(d) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and /or Russell Investments Fund Services, LLC
(“RIFUS”).
(e) The ratios for periods less than one year are annualized.
(f) Less than $.01 per share.
(g) For the U.S. Defensive Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:

For the period ended	Class A	Class C	Class E	Class I	Class S	Class Y
April 30, 2017	1.36%	2.11%	1.36%	1.04%	1.10%	0.91%
October 31, 2016	1.07%	1.83%	1.08%	0.75%	0.83%	0.65%
October 31, 2015	N/A	N/A	N/A	N/A	N/A	N/A
October 31, 2014	N/A	N/A	N/A	N/A	N/A	N/A
October 31, 2013	N/A	N/A	N/A	N/A	N/A	N/A
October 31, 2012	1.09%	1.83%	1.03%	0.76%	0.83%	0.65%

For the U.S. Dynamic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:

For the period ended	Class A	Class C	Class E	Class I	Class S	Class Y
April 30, 2017	1.54%	2.29%	1.54%	1.22%	1.28%	1.09%
October 31, 2016	1.37%	2.12%	1.37%	1.04%	1.12%	0.93%
October 31, 2015	1.36%	2.11%	1.36%	1.03%	1.11%	0.91%
October 31, 2014	1.34%	2.10%	1.35%	1.00%	1.10%	0.90%
October 31, 2013	1.35%	2.11%	1.36%	0.98%	1.11%	0.91%

For the U.S. Strategic Equity Fund, the respective annualized net expense ratios, not including the dividends and interest expense from short sales, were as follows:

For the period ended	Class A	Class C	Class E	Class S	Class T
April 30, 2017	1.06%	1.81%	1.06%	0.81%	0.71%
October 31, 2016	1.02%	1.77%	1.02%	0.77%	—
October 31, 2015	1.02%	1.77%	1.02%	0.77%	—
October 31, 2014	1.03%	1.78%	1.03%	0.78%	—
October 31, 2013	1.10%	1.85%	1.10%	0.85%	—
October 31, 2012	1.10%	1.85%	1.10%	0.85%	—

(h) Class Y closed on May 1, 2015 and reopened on February 28, 2017. For 2016, there were not outstanding shares.
(i) Less than .005% of average net assets.
(j) No shares were outstanding since May 1, 2015.
(k) Subsequent to the issuance of the October 31, 2015 financial statements, Management determined that the portfolio turnover rate for this Fund was incorrectly presented within the financial statements as a result of including the impact of securities transferred between Money Managers in the calculation of portfolio turnover rates. Management evaluated the impact of presenting the incorrect portfolio turnover rate and concluded that the
October 31, 2015 financial statements were not materially misstated. However, Management concluded it was appropriate to present the correct rate in this and future filings and accordingly, the portfolio turnover rate has been revised from previously presented.

Notes to Financial Highlights 765

Russell Investment Company

Notes to Financial Highlights, continued — April 30, 2017 (Unaudited)

(l) Gross and Net Expense Ratios for the period ended October 31, 2016 include a reimbursement from State Street for the overbilling of custody expenses in prior years. Without the reimbursement, each class of the Fund listed below would have been higher by the amount listed below. All other Funds with fee reimbursements were less than 0.005%.

Impact of the fee reimbursement on
Fund	gross and net expense ratios
Russell U.S. Core Equity Fund	0.03%
Russell U.S. Defensive Equity Fund	0.02%
Russell U.S. Small Cap Equity Fund	0.01%
Russell International Developed Markets Fund	0.04%
Russell Emerging Markets Fund	0.01%
Russell Tax-Managed U.S. Mid & Small Cap Fund	0.01%
Russell Investment Grade Bond Fund	0.02%
Russell Short Duration Bond Fund	0.01%

(†) For the Cayman Commodity Strategies Fund Ltd. (wholly-owned subsidiary). Accordingly, all interfund balances and transactions have been eliminated. Refer to note 3 in the Notes to the Financial Statements.

766 Notes to Financial Highlights

Russell Investment Company

Notes to Financial Statements — April 30, 2017 (Unaudited)

1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 42 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 28 of these
Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company
Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a
Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust
Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the
Funds, except the Unconstrained Total Return Fund, is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017.
Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’
financial statements and related disclosures.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised

Notes to Financial Statements 767

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, short securities and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the net asset value (“NAV”) of such investments.
The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which

768 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Significant events that could trigger fair value pricing of one or more securities include: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of year end.

The U.S. Core Equity, U.S. Defensive Equity, U.S. Dynamic Equity, U.S. Strategic Equity, U.S. Large Cap Equity, U.S. Mid Cap
Equity, U.S. Small Cap Equity, International Developed Markets, Global Equity, Tax-Managed U.S. Large Cap, Tax-Managed U.S.
Mid & Small Cap, Tax-Managed International Equity, Short Duration Bond, Tax-Exempt High Yield Bond, Tax-Exempt Bond,
Commodity Strategies, Global Infrastructure, Global Real Estate Securities, Multi-Strategy Income, Multi-Asset Growth Strategy,
Strategic Call Overwriting, Select U.S. Equity, and Select International Equity Funds had no transfers between Levels 1, 2 and 3 for the period ended April 30, 2017, other than those caused by application of fair value factors.

The Global Opportunistic Credit, Strategic Bond, Investment Grade Bond, and Unconstrained Total Return Funds had transfers out of Level 3 into Level 2 representing financial instruments for which pricing had been determined using unobservable inputs that became observable. The amounts transferred were as follows:

Global Opportunistic Credit Fund	$3,062,325
Strategic Bond Fund	83,763
Investment Grade Bond Fund	904,820
Unconstrained Total Return Fund	807,597

The Emerging Markets Fund had transfers out of Level 3 into Level 1 representing financial instruments for which pricing had been determined using unobservable inputs that became observable. The amounts transferred were as follows:

Emerging Markets Fund	$839,637

The Emerging Markets, Strategic Bond and, Investment Grade Bond Funds had transfers out of Level 2 into Level 3 representing financial instruments for which pricing had been determined using observable inputs that became unobservable. The amounts transferred were as follows:

Emerging Markets Fund	$1,375,076
Strategic Bond Fund	12,787,569
Investment Grade Bond Fund	262,715

Notes to Financial Statements 769

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.

Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including
770 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.

The Commodity Strategies Fund intends to gain exposure indirectly to commodities markets by investing in a wholly-owned subsidiary which is organized as a company under the laws of the Cayman Islands and may invest in commodity index-linked instruments and other commodity-linked instruments and derivative instruments. In order for the Fund to qualify as regulated investment company under Subchapter M of the Code, the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income under Subchapter M of the Code. However, the IRS has also issued private letter rulings to other taxpayers in which the IRS specifically concluded that income from certain commodity-
linked notes is qualifying income and that income derived from a wholly-owned subsidiary will also constitute qualifying income, even if the subsidiary itself owns commodity-linked swaps and other commodity-linked derivative instruments. Although those private letter rulings can be relied on only by the taxpayers to whom they were issued, based on the reasoning in such rulings, the
Commodity Strategies Fund may seek to gain exposure to the commodity markets primarily through investments in commodity-
linked notes and, through investments in its Subsidiary (as defined in note 3), commodity-linked swaps and other commodity-
linked derivative instruments. The IRS recently issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a
“security” under the 1940 Act. The IRS also recently issued proposed regulations that, if finalized, would generally treat the Funds’
income inclusions with respect to a subsidiary as qualifying income only if there is a distribution out of the earnings and profits of a subsidiary that are attributable to such income inclusion. The proposed regulations, if adopted, would apply to taxable years beginning on or after 90 days after the regulations are published as final. There can be no assurance that the IRS will issue the private letter ruling previously requested by the Commodity Strategies Fund, or that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. The ability of the Commodity Strategies
Fund to qualify for regulated investment company status under the Code could be jeopardized if it is unable to treat its income from commodity-linked notes and a wholly-owned subsidiary as qualifying income. Furthermore, the tax treatment of commodity-
linked notes, other commodity-linked derivatives and the Commodity Strategy Fund's investments in its Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulation and/or guidance issued by the IRS that could affect the character, timing and/or amount the Fund's taxable income or any gains and distributions made by the Fund.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Each Fund files a U.S. tax return. At April 30, 2017, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2014 through October 31, 2016, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements 771

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

Dividends and Distributions to Shareholders
For all Funds, income and capital gain distributions, if any, are recorded on the ex-dividend date. Income distributions are generally declared and paid according to the following schedule:

Declared	Payable	Funds
Monthly	Early in the following month	Global Opportunistic Credit, Unconstrained Total Return,
Strategic Bond, Investment Grade Bond, Short Duration Bond,
Tax-Exempt High Yield Bond and Tax-Exempt Bond Funds
Quarterly	April, July, October and December	U.S. Core Equity, U.S. Defensive Equity, U.S. Dynamic Equity,
U.S. Strategic Equity, U.S. Large Cap Equity, U.S. Mid Cap
Equity, Global Infrastructure, Global Real Estate Securities,
Multi-Strategy Income, Multi-Asset Growth Strategy, Strategic
Call Overwriting and Select U.S. Equity Funds
Annually	Mid-December	U.S. Small Cap Equity, International Developed Markets, Global
Equity, Emerging Markets, Tax-Managed U.S. Large Cap, Tax-
Managed U.S. Mid & Small Cap, Tax-Managed International
Equity, Commodity Strategies and Select International Equity
Funds

The Funds intend to distribute substantially all of the distributions they receive from real estate investment trust ("REIT")
investments, less expenses, as well as income from other investments. Such distributions may be comprised of income, return of capital, and capital gains. The Funds may also realize capital gains on the sale of its REIT shares and other investments.

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) on investments and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, certain securities sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.

Expenses
The Funds pay their own expenses other than those expressly assumed by Russell Investment Management, LLC (“RIM”), the
Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class A1, Class A2, Class A3,
Class C, Class C1, Class E, Class I, Class R6, Class S, Class T and Class Y. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable transfer agent fees, distribution fees and shareholder servicing fees.
Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income and expenses, with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

772 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes
The International Developed Markets, Global Equity, Emerging Markets, Tax-Managed International Equity, Global Opportunistic
Credit, Global Infrastructure, Global Real Estate Securities, Multi-Strategy Income, Multi-Asset Growth Strategy and Select
International Equity Funds may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Funds may record a deferred capital gains tax liability with respect to the unrealized appreciation on foreign securities for potential capital gains and repatriation taxes as of April 30, 2017. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statements of Assets and Liabilities. The amounts related to capital gains and repatriation taxes are included in net realized gain (loss) on investments in the Statements of Operations for the following Funds:

	Deferred Capital
	Gains Tax	Capital Gains
	Liability	Taxes
International Developed Markets Fund	$2,169	13,495
Global Equity Fund	349,930	—
Emerging Markets Fund	5,201,252	1,554,837
Tax-Managed International Equity Fund	238,619	516
Global Opportunistic Credit Fund	249,099	49,722
Strategic Bond Fund	92,384	—
Global Real Estate Securities Fund	7	—
Multi-Strategy Income Fund	25,850	8,380
Multi-Asset Growth Strategy Fund	18,015	—

Derivatives
Certain Funds may invest in derivatives. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives.. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Notes to Financial Statements 773

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-
traded and exchange-cleared transactions are noted as collateral or margin requirements in the Schedule of Investments. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In December 2015, the SEC proposed new regulations applicable to a mutual fund's use of derivatives. If adopted as proposed, these regulations could potentially limit or impact a Fund's ability to invest in derivatives and negatively affect the Fund's performance and ability to pursue its stated investment objectives.

The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended April 30, 2017, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.

Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended April 30, 2017, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
International Developed Markets Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed International Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Opportunistic Credit Fund	Return enhancement and hedging
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement and hedging
Investment Grade Bond Fund	Return enhancement and hedging
Short Duration Bond Fund	Return enhancement and hedging
Global Infrastructure Fund	Exposing cash to markets and trade settlement
Global Real Estate Securities Fund	Exposing cash to markets and trade settlement
Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement and hedging
Select International Equity Fund	Return enhancement and hedging

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

774 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

	Outstanding Contract Amounts Sold
Quarter Ended	January 31, 2017	April 30, 2017
International Developed Markets Fund	$999,434,943	$1,300,061,650
Global Equity Fund	725,502,367	748,091,252
Emerging Markets Fund	685,557,709	625,855,636
Tax-Managed International Equity Fund	185,649,867	196,849,577
Global Opportunistic Credit Fund	654,932,382	626,241,117
Unconstrained Total Return Fund	137,428,337	230,403,853
Strategic Bond Fund	1,617,656,648	1,298,637,192
Investment Grade Bond Fund	105,096,692	94,964,215
Short Duration Bond Fund	57,059,079	45,141,639
Global Infrastructure Fund	67,680,690	99,876,208
Global Real Estate Securities Fund	81,964,697	35,138,197
Multi-Strategy Income Fund	119,721,876	156,949,157
Multi-Asset Growth Strategy Fund	—	289,638,290
Select International Equity Fund	116,522,244	90,450,637

	Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2017	April 30, 2017
International Developed Markets Fund	$1,006,243,529	$1,295,547,050
Global Equity Fund	726,739,925	742,938,371
Emerging Markets Fund	687,205,958	628,183,964
Tax-Managed International Equity Fund	186,484,681	195,244,110
Global Opportunistic Credit Fund	648,534,464	622,621,870
Unconstrained Total Return Fund	137,137,382	230,737,977
Strategic Bond Fund	1,607,408,856	1,301,956,392
Investment Grade Bond Fund	104,383,957	95,220,671
Short Duration Bond Fund	56,961,788	44,759,601
Global Infrastructure Fund	67,965,993	100,138,355
Global Real Estate Securities Fund	81,855,299	35,269,854
Multi-Strategy Income Fund	119,875,735	156,475,948
Multi-Asset Growth Strategy Fund	—	288,735,872
Select International Equity Fund	116,561,216	90,430,467

Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the

Notes to Financial Statements 775

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

As of April 30, 2017, the Strategic Call Overwriting Fund pledged securities valued at $40,269,711 as collateral in connection with options.

For the period ended April 30, 2017, the Funds purchased or sold options primarily for the strategies listed below:

Funds	Strategies
U.S. Defensive Equity Fund	Exposing cash to markets
International Developed Markets Fund	Return enhancement and hedging
Global Equity Fund	Return enhancement and hedging
Global Opportunistic Credit Fund	Return enhancement and hedging
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement and hedging
Multi-Strategy Income Fund	Return enhancement and hedging
Multi-Asset Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Strategic Call Overwriting Fund	Return enhancement and hedging

The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of options contracts measured by notional in USD.

		Notional of Options Contracts Opened or
		Closed
Funds		January 31, 2017	April 30, 2017
U.S. Defensive Equity Fund	Opened	$139,902,500	$135,229,000
	Closed	149,847,000	135,291,500
International Developed Markets Fund	Opened	761,039,501	—
	Closed	229,548,202	528,799,871
Global Equity Fund	Opened	729,015,343	450,540,529
	Closed	219,773,902	507,790,821
Global Opportunistic Credit Fund	Opened	173,895,150	70,311,600
	Closed	114,353,750	32,572,500
Unconstrained Total Return Fund	Opened	23,931,147,065	65,103,062,132
	Closed	24,866,307,008	51,077,786,037
Strategic Bond Fund	Opened	20,150,629,250	10,969,193,030
	Closed	13,348,008,750	17,808,924,243
Multi-Strategy Income Fund	Opened	55,199,822	79,167,343,114
	Closed	254,924,999	57,467,996,642
Multi-Asset Growth Strategy Fund	Opened	—	18,711,806,509
	Closed	—	9,368,843,750
Strategic Call Overwriting Fund	Opened	494,263,000	498,211,000
	Closed	487,153,500	499,582,000

776 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency, index futures contracts) and commodity futures contracts (Commodity Strategies Fund only). The face or contract value of these instruments reflect the extent of the Funds’
exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates.
Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended April 30, 2017, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
U.S. Core Equity Fund	Exposing cash to markets
U.S. Defensive Equity Fund	Exposing cash to markets
U.S. Dynamic Equity Fund	Exposing cash to markets
U.S. Strategic Equity Fund	Exposing cash to markets
U.S. Large Cap Equity Fund	Exposing cash to markets
U.S. Mid Cap Equity Fund	Exposing cash to markets
U.S. Small Cap Equity Fund	Exposing cash to markets
International Developed Markets Fund	Return enhancement, hedging, and exposing cash to markets
Global Equity Fund	Return enhancement, hedging, and exposing cash to markets
Emerging Markets Fund	Return enhancement, hedging, and exposing cash to markets
Tax-Managed U.S. Large Cap Fund	Exposing cash to markets
Tax-Managed U.S. Mid & Small Cap Fund	Exposing cash to markets
Tax-Managed International Equity Fund	Return enhancement, hedging, and exposing cash to markets
Global Opportunistic Credit Fund	Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement, hedging, and exposing cash to markets
Investment Grade Bond Fund	Return enhancement, hedging, and exposing cash to markets
Short Duration Bond Fund	Return enhancement, hedging, and exposing cash to markets
Commodity Strategies Fund	Return enhancement
Global Infrastructure Fund	Exposing cash to markets
Global Real Estate Securities Fund	Exposing cash to markets
Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Strategic Call Overwriting Fund	Hedging and exposing cash to markets
Select U.S. Equity Fund	Exposing cash to markets
Select International Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement

The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of futures contracts measured by notional in USD.

		Notional of Futures Contracts Opened or
		Closed
Funds		January 31, 2017	April 30, 2017
U.S. Core Equity Fund	Opened	$71,188,180	$63,634,357
	Closed	85,780,801	73,089,067
U.S. Defensive Equity Fund	Opened	48,866,468	71,594,716
	Closed	53,439,035	59,282,714
U.S. Dynamic Equity Fund	Opened	57,954,636	19,827,609
	Closed	54,820,097	35,122,670
U.S. Strategic Equity Fund	Opened	298,486,682	274,172,225
	Closed	217,566,964	360,380,593
U.S. Large Cap Equity Fund	Opened	28,673,154	232,041,392
	Closed	34,031,763	244,719,023
U.S. Mid Cap Equity Fund	Opened	17,086,971	14,421,487
	Closed	13,579,705	18,058,485

Notes to Financial Statements 777

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

		Notional of Futures Contracts Opened or
		Closed
U.S. Small Cap Equity Fund	Opened	176,912,401	241,230,473
	Closed	197,236,210	251,532,032
International Developed Markets Fund	Opened	687,775,359	931,827,912
	Closed	627,883,499	956,172,308
Global Equity Fund	Opened	675,870,082	572,559,785
	Closed	537,146,598	657,439,951
Emerging Markets Fund	Opened	410,735,616	505,136,583
	Closed	462,014,355	408,959,033
Tax-Managed U.S. Large Cap Fund	Opened	184,260,469	145,802,567
	Closed	212,090,822	199,858,941
Tax-Managed U.S. Mid & Small Cap Fund	Opened	32,603,234	38,385,882
	Closed	23,361,740	45,554,491
Tax-Managed International Equity Fund	Opened	237,512,537	310,119,145
	Closed	229,145,078	269,240,725
Global Opportunistic Credit Fund	Opened	940,635,455	1,314,655,867
	Closed	945,555,476	1,323,105,377
Unconstrained Total Return Fund	Opened	219,783,610	412,369,942
	Closed	152,908,378	301,760,243
Strategic Bond Fund	Opened	4,601,748,179	4,585,372,608
	Closed	4,257,308,742	4,279,866,272
Investment Grade Bond Fund	Opened	462,416,935	471,194,008
	Closed	425,867,177	491,545,636
Short Duration Bond Fund	Opened	396,815,249	442,022,121
	Closed	321,093,773	388,270,825
Commodity Strategies Fund	Opened	8,498,278	736,229,068
	Closed	12,637,459	278,952,865
Global Infrastructure Fund	Opened	119,835,936	114,908,695
	Closed	105,531,941	116,551,133
Global Real Estate Securities Fund	Opened	120,532,059	57,226,290
	Closed	121,982,263	60,744,856
Multi-Strategy Income Fund	Opened	335,606,633	388,342,935
	Closed	277,965,097	379,989,923
Multi-Asset Growth Strategy Fund	Opened	—	488,961,997
	Closed	—	263,602,117
Strategic Call Overwriting Fund	Opened	10,004,548	7,411,456
	Closed	9,098,593	8,392,570
Select U.S. Equity Fund	Opened	150,464,332	253,219,593
	Closed	69,256,863	313,326,890
Select International Equity Fund	Opened	71,983,356	99,231,635
	Closed	79,729,765	79,901,005

Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

778 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, commodity-linked
(Commodity Strategies Fund only), total return (equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Equity swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a predefined spread. Index swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies.
Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). Certain Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have

Notes to Financial Statements 779

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30,
2017, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.

780 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended April 30, 2017, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Global Opportunistic Credit Fund	Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund	Return enhancement and hedging
Strategic Bond Fund	Return enhancement, hedging, and exposing cash to markets
Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Multi-Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Funds' period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by notional amounts outstanding at each quarter end.

	Credit Default Swap Notional Amounts
	Outstanding
Quarter Ended	January 31, 2017	April 30, 2017
Global Opportunistic Credit Fund	$214,100,491	$187,857,590
Unconstrained Total Return Fund	29,823,000	52,061,000
Strategic Bond Fund	4,450,000	11,290,000
Multi-Strategy Income Fund	53,100,000	70,900,000
Multi-Asset Growth Strategy Fund	—	29,603,064

Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.

For the period ended April 30, 2017, the Funds entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Unconstrained Total Return Fund	Return enhancement and hedging
Tax-Exempt High Yield Bond Fund	Return enhancement and hedging
Multi-Strategy Income Fund	Return enhancement and hedging
Multi-Asset Growth Strategy Fund	Return enhancement and hedging

The Funds’ interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, the volume is measured by the base notional amounts outstanding at each quarter end.

	Interest Rate Swap Notional Amounts
	Outstanding
Quarter Ended	January 31, 2017	April 30, 2017
Unconstrained Total Return Fund	$125,503,700	$260,632,800
Strategic Bond Fund	173,731,878	172,435,394
Tax-Exempt High Yield Bond Fund	6,200,000	9,300,000
Multi-Strategy Income Fund	—	329,691,300
Multi-Asset Growth Strategy Fund	—	171,528,500

Notes to Financial Statements 781

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

Total Return Swaps
Certain Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return)
earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended April 30, 2017, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Emerging Markets Fund	Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund	Hedging
Strategic Bond Fund	Exposing cash to markets
Commodity Strategies Fund	Return enhancement
Multi-Strategy Income Fund	Return enhancement and hedging

The Funds' period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by base notional amounts outstanding at each quarter end.

	Total Return Swap Notional Amounts
	Outstanding
Quarter Ended	January 31, 2011	April 30, 2017
Emerging Markets Fund	$30,701,886	$17,238,081
Unconstrained Total Return Fund	139,087,602	99,012,853
Strategic Bond Fund	170,078,345	89,421,169
Commodity Strategies Fund	738,445,187	451,693,734
Multi-Strategy Income Fund	—	50,543,721

Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

Commodity-Linked Instruments
The Commodity Strategies Fund may invest in commodity-linked derivative instruments, such as swap agreements and futures.
At least part of their value is derived from the value of an underlying commodity index, commodity futures or options contracts index, or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that such commodity-linked derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked derivative investments have been parallel to those of debt and equity securities.

The Commodity Strategies Fund may invest in commodity-linked notes. Commodity-linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity.

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party

782 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan.

Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a

Notes to Financial Statements 783

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

“reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

Short Sales
The U.S. Defensive Equity, U.S. Dynamic Equity, U.S. Strategic Equity and Multi-Asset Growth Strategy Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Funds will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Funds must return the borrowed security. The Funds will realize a gain if the security declines in price between those dates. Short sales expose the Funds to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Funds’ potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Funds make a short sale, the Funds may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the
Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The
Funds also may use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as
amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange
Commission (e.g., taking an offsetting long position in the security sold short). As of April 30, 2017, the U.S. Defensive Equity
Fund held $51,846,012, the U.S. Dynamic Equity Fund held $14,303,517, and the U.S. Strategic Equity Fund held $49,615,567 as collateral for short sales.

Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller

784 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Notes to Financial Statements 785

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.

786 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the
Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Certain Funds may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

Inflation-Indexed Bonds
The fixed income funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
3. Investment in Cayman Commodity Strategies Fund Ltd.
The Cayman Commodity Strategies Fund Ltd. (“Subsidiary”) is a Cayman Island exempted company and wholly owned subsidiary of the Commodity Strategies Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of its Subsidiary, and it is intended that the Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of April 30, 2017, net assets of the Commodity Strategies
Fund were $ 704,322,502 of which $ 123,322,502, or approximately 17.5%, represents the Fund’s ownership of the shares of the
Subsidiary.

Notes to Financial Statements 787

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

The Commodity Strategies Fund may invest up to 25% of its total assets in the Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. The Subsidiary may also invest in fixed income securities. The financial statements of the Commodity Strategies Fund have been consolidated and include the accounts of both the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.
4. Investment Transactions

Securities
During the period ended April 30, 2017, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales
U.S. Core Equity Fund	$373,383,759	$419,975,635
U.S. Defensive Equity Fund	344,525,942	418,769,719
U.S. Dynamic Equity Fund	201,188,605	429,323,815
U.S. Strategic Equity Fund	1,272,816,150	1,556,761,782
U.S. Large Cap Equity Fund	134,630,963	367,630,285
U.S. Mid Cap Equity Fund	76,778,304	90,073,610
U.S. Small Cap Equity Fund	908,665,485	1,155,006,106
International Developed Markets Fund	1,157,180,319	1,381,784,175
Global Equity Fund	915,134,196	1,087,805,783
Emerging Markets Fund	512,428,424	644,097,767
Tax-Managed U.S. Large Cap Fund	404,205,280	407,843,796
Tax-Managed U.S. Mid & Small Cap Fund	101,100,149	100,386,444
Tax-Managed International Equity Fund	247,087,325	109,981,880
Global Opportunistic Credit Fund	548,739,671	693,418,846
Unconstrained Total Return Fund	287,551,912	92,961,508
Strategic Bond Fund	1,081,153,667	1,207,378,208
Investment Grade Bond Fund	261,471,114	234,203,093
Short Duration Bond Fund	392,048,559	183,732,574
Tax-Exempt High Yield Bond Fund	195,107,067	84,485,139
Tax-Exempt Bond Fund	463,683,431	197,385,396
Commodity Strategies Fund	—	—
Global Infrastructure Fund	400,596,439	450,294,035
Global Real Estate Securities Fund	486,624,221	562,144,703
Multi-Strategy Income Fund	473,333,204	528,265,754
Multi-Asset Growth Strategy Fund	24,998,795	397,650,936
Strategic Call Overwriting Fund	6,977,795	15,315,814
Select U.S. Equity Fund	306,016,376	84,282,029
Select International Equity Fund	139,633,050	164,155,495

Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

	Purchases	Sales
Global Opportunistic Credit Fund	$7,680,191	$6,613,643
Unconstrained Total Return Fund	234,132,025	183,311,372
Strategic Bond Fund	2,567,802,747	2,543,871,414
Investment Grade Bond Fund	391,589,707	411,148,701
Short Duration Bond Fund	382,950,254	519,650,675
Multi-Strategy Income Fund	200,415,508	150,658,949
Multi-Asset Growth Strategy Fund	23,584,450	58,937,978

788 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The cash collateral cannot be resold, repledged or rehypothecated. As of April 30, 2017, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the U.S. Cash Collateral Fund,
an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Affiliated income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and BBH and is reported as securities lending income on the Fund's Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the
Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
5. Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of April 30, 2017, the Funds had invested
$2,208,010,903 in the U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the Investment
Company’s securities lending program in the amount of $445,167,279 is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM.

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.

Each of the Funds pays the following advisory fee directly to RIM, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds:

Notes to Financial Statements 789

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

Funds	Asset Level	Fee
U.S. Core Equity Fund	All assets	.55%
U.S. Defensive Equity Fund	All assets	.55%
U.S. Dynamic Equity Fund	First $2 billion	.80%
	Next $3 billion	.76%
	Next $5 billion	.73%
	In excess of $10 billion	.71%
U.S. Strategic Equity Fund	First $2 billion	.75%
	Next $3 billion	.71%
	Next $5 billion	.68%
	In excess of $10 billion	.66%
U.S. Large Cap Equity Fund	First $2 billion	.70%
	Next $3 billion	.66%
	Next $5 billion	.63%
	In excess of $10 billion	.61%
U.S. Mid Cap Equity Fund	First $2 billion	.80%
	Next $3 billion	.76%
	Next $5 billion	.73%
	In excess of $10 billion	.71%
U.S. Small Cap Equity Fund	All assets	.70%
International Developed Markets Fund	All assets	.70%
Global Equity Fund	First $2 billion	.95%
	Next $3 billion	.91%
	Next $5 billion	.88%
	In excess of $10 billion	.86%
Emerging Markets Fund	First $2 billion	1.15%
	Next $3 billion	1.11%
	Next $5 billion	1.08%
	In excess of $10 billion	1.06%
Tax-Managed U.S. Large Cap Fund	First $1.5 billion	.70%
	Next $2.5 billion	.66%
	Next $4 billion	.63%
	In excess of $8 billion	.61%
Tax-Managed U.S. Mid & Small Cap Fund	First $1.5 billion	.98%
	Next $2.5 billion	.94%
	Next $4 billion	.91%
	In excess of $8 billion	.89%
Tax-Managed International Equity Fund	First $1.5 billion	.85%
	Next $2.5 billion	.81%
	Next $4 billion	.78%
	In excess of $8 billion	.76%
Global Opportunistic Credit Fund	First $2 billion	1.00%
	Next $3 billion	.96%
	Next $5 billion	.93%
	In excess of $10 billion	.91%
Unconstrained Total Return Fund	First $2 billion	1.00%
	Next $3 billion	.96%
	Next $5 billion	.93%
	In excess of $10 billion	.91%
Strategic Bond Fund	First $2 billion	.50%

790 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

Funds	Asset Level	Fee
	Next $3 billion	.46%
	Next $5 billion	.43%
	In excess of $10 billion	.41%
Investment Grade Bond Fund	All assets	.25%
Short Duration Bond Fund	First $2 billion	.45%
	Next $3 billion	.41%
	Next $5 billion	.38%
	In excess of $10 billion	.36%
Tax-Exempt High Yield Bond Fund	All assets	.50%
Tax-Exempt Bond Fund	All assets	.30%
Commodity Strategies Fund	First $2 billion	1.25%
	Next $3 billion	1.21%
	Next $5 billion	1.18%
	In excess of $10 billion	1.16%
Global Infrastructure Fund	First $2 billion	1.25%
	Next $3 billion	1.21%
	Next $5 billion	1.18%
	In excess of $10 billion	1.16%
Global Real Estate Securities Fund	First $2 billion	.80%
	Next $3 billion	.76%
	Next $5 billion	.73%
	In excess of $10 billion	.71%
Multi-Strategy Income Fund	First $2 billion	.75%
	Next $3 billion	.71%
	Next $5 billion	.68%
Multi-Asset Growth Strategy Fund	First $2 billion	.85%
	Next $3 billion	.81%
	Next $5 billion	.78%
	In excess of $10 billion	.66%
Strategic Call Overwriting Fund	All assets	.80%
Select U.S. Equity Fund	All assets	.30%
Select International Equity Fund	All assets	.45%

The administrative fee of up to 0.05% specified in the table below are based on the average daily net assets of each Fund and are payable monthly to RIFUS.

Notes to Financial Statements 791

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

Funds	Administrator*
U.S. Core Equity Fund	.05%
U.S. Defensive Equity Fund	.05
U.S. Dynamic Equity Fund	.05
U.S. Strategic Equity Fund	.05
U.S. Large Cap Equity Fund	.05
U.S. Mid Cap Equity Fund	.05
U.S. Small Cap Equity Fund	.05
International Developed Markets Fund	.05
Global Equity Fund	.05
Emerging Markets Fund	.05
Tax-Managed U.S. Large Cap Fund	.05
Tax-Managed U.S. Mid & Small Cap Fund	.05
Tax-Managed International Equity Fund	.05
Global Opportunistic Credit Fund	.05
Unconstrained Total Return Fund	.05
Strategic Bond Fund	.05
Investment Grade Bond Fund	.05
Short Duration Bond Fund	.05
Tax-Exempt High Yield Bond Fund	.05
Tax-Exempt Bond Fund	.05
Commodity Strategies Fund**	.05
Global Infrastructure Fund	.05
Global Real Estate Securities Fund	.05
Multi-Strategy Income Fund	.05
Multi-Asset Growth Strategy Fund	.05
Strategic Call Overwriting Fund	.05
Select U.S. Equity Fund	.05
Select International Equity Fund	.05

* Administrative fees are assessed on total Fund assets based on a tiered fee schedule.

** Annual rates do not reflect the consolidated rates inclusive of fees paid by the Fund's Subsidiary.

The following shows the respective totals for advisory and administrative fees for the period ended April 30, 2017.

792 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

	Advisory	Administrative
U.S. Core Equity Fund	$1,885,994	$165,626
U.S. Defensive Equity Fund	1,701,602	149,432
U.S. Dynamic Equity Fund	1,499,904	90,577
U.S. Strategic Equity Fund	10,862,551	711,969
U.S. Large Cap Equity Fund	1,091,119	75,298
U.S. Mid Cap Equity Fund	628,347	37,940
U.S. Small Cap Equity Fund	6,302,113	434,849
International Developed Markets Fund	8,614,610	594,410
Global Equity Fund	11,435,219	585,884
Emerging Markets Fund	12,776,837	538,692
Tax-Managed U.S. Large Cap Fund	6,821,391	477,420
Tax-Managed U.S. Mid & Small Cap Fund	2,191,188	107,995
Tax-Managed International Equity Fund	3,007,753	170,897
Global Opportunistic Credit Fund	9,633,979	465,358
Unconstrained Total Return Fund	1,946,074	93,963
Strategic Bond Fund	12,206,053	1,243,025
Investment Grade Bond Fund	1,143,106	220,852
Short Duration Bond Fund	1,862,143	199,872
Tax-Exempt High Yield Bond Fund	871,477	84,180
Tax-Exempt Bond Fund	2,282,955	367,547
Commodity Strategies Fund	5,373,527	208,827
Global Infrastructure Fund	6,406,428	247,539
Global Real Estate Securities Fund	4,657,069	281,175
Multi-Strategy Income Fund	3,289,813	211,858
Multi-Asset Growth Strategy Fund	574,986	32,642
Strategic Call Overwriting Fund	357,253	21,566
Select U.S. Equity Fund	1,229,983	198,003
Select International Equity Fund	1,711,269	183,674

RIM has agreed to certain waivers of its advisory and administrative fees as follows:

For the U.S. Strategic Equity Fund, RIM has contractually agreed, until February 28, 2018, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that direct Fund-level expenses exceed 0.59% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-
level expenses for the U.S. Strategic Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the
Fund. The total amount of the waiver for the period ended April 30, 2017 was $3,440,305. There were no reimbursements for the period ended April 30, 2017.

For the U.S. Large Cap Equity Fund, RIM has contractually agreed, until February 28, 2018, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the U.S. Large Cap Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
April 30, 2017 was $ 277,906. There were no reimbursements for the period ended April 30, 2017.

For the U.S. Mid Cap Equity Fund, RIM has contractually agreed, until February 28, 2018, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.77% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the U.S. Mid Cap Equity Fund do not include

Notes to Financial Statements 793

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30,
2017 was $ 211,152. There were no reimbursements for the period ended April 30, 2017.

For the Emerging Markets Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2018, that results in an effective advisory fee not to exceed 1.109%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2017 was $407,866. There were no reimbursements for the period ended April 30, 2017.

For the Tax-Managed U.S. Mid & Small Cap Fund, RIM has contractually agreed, until February 28, 2018, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.10% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed U.S. Mid &
Small Cap Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2017 was $ 11,365. There were no reimbursements for the period ended April 30, 2017.

For the Tax-Managed International Equity Fund, RIM has contractually agreed, until February 28, 2018, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.89% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Managed International
Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2017 was $ 310,905. There were no reimbursements for the period ended April 30, 2017.

For the Global Opportunistic Credit Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2018, that results in an effective advisory fee not to exceed 0.676%. This waiver may not be terminated during the relevant period except with
Board approval. The total amount of the waiver for the period ended April 30, 2017 was $ 3,121,046.

For the Unconstrained Total Return Fund, RIM has contractually agreed, until February 28, 2018, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding extraordinary expenses, to the extent that direct Fund-level expenses exceed 0.72% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Unconstrained Total Return Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2017 was $ 977,065. There were no reimbursements for the period ended
April 30, 2017.

For the Strategic Bond Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2018, that results in an effective advisory fee not to exceed 0.466%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2017 was $ 213,748.

For the Short Duration Bond Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2018, that results in an effective advisory fee not to exceed 0.368%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2017 was $ 339,324.

For the Tax-Exempt High Yield Bond Fund, RIM has contractually agreed, until February 28, 2018, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, including extraordinary expenses, to the extent that direct Fund-level expenses exceed 0.44% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Tax-Exempt High Yield Bond Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2017 was $ 344,446. There were no reimbursements for the period ended
April 30, 2017.

For the Commodity Strategies Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2018, that results in an effective advisory fee not to exceed 0.8025%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2017 was $ 1,609,658.

794 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

For Cayman Commodity Strategies Fund Ltd., a wholly-owned subsidiary of the Fund, (the “Commodity Strategies Subsidiary”)
pays RIM an advisory fee and pays RIFUS an administrative fee at the annual rates of up to 1.25% and 0.05%, respectively, of the Commodity Strategies Subsidiary’s net assets (the “Commodity Strategies Subsidiaries Fees”). Pursuant to a contractual agreement with the Commodity Strategies Fund, RIM and RIFUS have agreed to permanently waive the portion of the advisory and the administrative fees paid by the Commodity Strategies Fund to RIM and RIFUS, respectively, in the amount equal to the amount of the Commodity Strategies Subsidiary Fees received by RIM and RIFUS, if any. This waiver may not be terminated by
RIM and RIFUS. The total amount of the advisory waiver for the period ended April 30, 2017 was $877,275. The total amount of the administrative fee waiver for the period ended April 30, 2017 was $35,091.

For the Global Infrastructure Fund, RIM has entered into a contractual fee waiver agreement, until February 28, 2018, that results in an effective advisory fee not to exceed 0.90%. This waiver may not be terminated during the relevant period except with Board approval. The total amount of the waiver for the period ended April 30, 2017 was $ 1,793,800.

For the Multi-Strategy Income Fund, RIM has contractually agreed, until February 28, 2018, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.65% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Multi-Strategy Income Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended
April 30, 2017 was $ 1,425,681. There were no reimbursements for the period ended April 30, 2017.

For the Multi-Asset Growth Strategy Fund, RIM has contractually agreed, until February 28, 2018, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses and expenses of the Fund's wholly-owned subsidiary, the Cayman Multi-Asset Growth Strategy Fund, Ltd., borne indirectly by the Fund to the extent that direct Fund-level expenses exceed 0.88% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the
Fund invests which are borne indirectly by the Fund. The total amount of the advisory waiver for the period ended April 30, 2017 was $ 133,433. There were no reimbursements for the period ended April 30, 2017.

For the Strategic Call Overwriting Fund, RIM has contractually agreed, until February 28, 2018, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, to the extent such direct Fund-level expenses exceed 0.77% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Strategic Call Overwriting
Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2017 was $ 145,691.

For the Select U.S. Equity Fund, RIM has contractually agreed, until February 28, 2018, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expense on short sales, to the extent such direct Fund-level expenses exceed 0.40% of the average daily net assets of that Fund on an annual basis.
This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses for the Select U.S. Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. The total amount of the waiver for the period ended April 30, 2017 was $105,667. There were no reimbursements for the period ended
April 30, 2017.

For the Select International Equity Fund, RIM has contractually agreed, until February 28, 2018, to waive up to the full amount of its advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expense on short sales, to the extent such direct Fund-level expenses exceed 0.49% of the average daily net assets of that Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-
level expenses for the Select International Equity Fund do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the
Fund. The total amount of the waiver for the period ended April 30, 2017 was $410,574. There were no reimbursements for the period ended April 30, 2017.

RIM does not have the ability to recover amounts waived or reimbursed from previous periods.

Notes to Financial Statements 795

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

Transfer and Dividend Disbursing Agent
RIFUS serves as transfer agent and provides dividend disbursing services to the Funds. For this service, RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services. Transfer agency fees are class-
level expenses and may differ by class. RIFUS retains a portion of this fee for services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. Transfer agency fees paid by the Funds presented herein for the period ended April 30, 2017 were as follows:

Amount
U.S. Core Equity Fund	$584,535
U.S. Defensive Equity Fund	370,503
U.S. Dynamic Equity Fund	47,705
U.S. Strategic Equity Fund	2,948,124
U.S. Large Cap Equity Fund	311,748
U.S. Mid Cap Equity Fund	157,087
U.S. Small Cap Equity Fund	1,366,073
International Developed Markets Fund	2,316,602
Global Equity Fund	1,772,155
Emerging Markets Fund	1,763,575
Tax-Managed U.S. Large Cap Fund	1,976,612
Tax-Managed U.S. Mid & Small Cap Fund	447,181
Tax-Managed International Equity Fund	707,524
Global Opportunistic Credit Fund	1,346,803
Unconstrained Total Return Fund	69,358
Strategic Bond Fund	4,002,881
Investment Grade Bond Fund	691,163
Short Duration Bond Fund	647,954
Tax-Exempt High Yield Bond Fund	348,495
Tax-Exempt Bond Fund	1,521,970
Commodity Strategies Fund	528,786
Global Infrastructure Fund	822,561
Global Real Estate Securities Fund	1,050,065
Multi-Strategy Income Fund	622,926
Multi-Asset Growth Strategy Fund	135,291
Strategic Call Overwriting Fund	89,313
Select U.S. Equity Fund	80,614
Select International Equity Fund	37,113

RIFUS has contractually agreed to waive, through February 28, 2018, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:

796 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

Funds/Classes	Waivers
U.S. Core Equity Fund-Class I & S	.04%
U.S. Defensive Equity Fund-Class I & S	.04
U.S. Dynamic Equity Fund-Class I & S	.04
U.S. Strategic Equity Fund-Class A, C, E, & S	.02
U.S. Small Cap Equity Fund-Class I & S	.04
U.S. Small Cap Equity Fund-Class R6	.02
International Developed Markets Fund-Class I & S	.04
Global Equity Fund-Class T	.10
Emerging Markets Fund-Class A, C, E, R6 & S	.02
Tax-Managed U.S. Large Cap Fund-Class T	.10
Tax-Managed U.S. Mid & Small Cap Fund-Class A	.02
Tax-Managed U.S. Mid & Small Cap Fund-Class C,E & S	.05
Tax-Managed International Equity Fund-Class T	.10
Global Opportunistic Credit Fund-Class A,C,E & S	.12
Unconstrained Total Return Fund-Class T	.10
Strategic Bond Fund-Class A, C, E	.04
Strategic Bond Fund-Class I & S	.06
Strategic Bond Fund-Class R6	.02
Investment Grade Bond Fund-Class I & S	.04
Investment Grade Bond Fund-Class R6	.02
Short Duration Bond Fund-Class A,C,E & S	.12
Short Duration Bond Fund-Class R6	.02
Tax-Exempt Bond Fund-Class A	.02
Tax-Exempt Bond Fund-Class C,E & S	.06
Commodity Strategies Fund-Class A,C,E & S	.01
Global Infrastructure Fund-Class A,C,E & S	.02
Global Real Estate Securities Fund-Class R6	.02
Global Real Estate Securities Fund-Class T	.10
Multi-Strategy Income Fund-Class T	.10
Multi-Asset Growth Strategy Fund-Class T	.10
Select U.S. Equity Fund-Class R6	.02
Select U.S. Equity Fund-Class T	.15
Select International Fund-Class R6	.02
Select International Fund-Class T	.15

RIFUS has contractually agreed to waive, through February 28, 2019, a portion of its transfer agency fees for certain classes of certain Funds as set forth below:

Funds/Classes	Waivers
U.S. Strategic Equity Fund--Class T	.12%
U.S. Small Cap Equity Fund-Class T	.14
International Developed Markets Fund-Class T	.14
Emerging Markets Fund-Class T	.12
Tax-Managed U.S. Mid & Small Cap Fund-Class T	.15
Global Opportunistic Credit Fund-Class T	.17
Strategic Bond Fund-Class T	.16
Investment Grade Bond Fund-Class T	.14
Short Duration Bond Fund-Class T	.17
Tax-Exempt Bond Fund-Class T	.16
Commodity Strategies Fund-Class T	.11
Global Infrastructure Fund-Class T	.12

For the period ended April 30, 2017, the total transfer agent fee waivers are as follows:

Amount
U.S. Core Equity Fund	$38,766
U.S. Defensive Equity Fund	21,521
U.S. Dynamic Equity Fund	2,172
U.S. Strategic Equity Fund	295,072

Notes to Financial Statements 797

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

Amount
U.S. Small Cap Equity Fund	88,229
International Developed Markets Fund	157,929
Global Equity Fund	158
Emerging Markets Fund	61,339
Tax-Managed U.S. Large Cap Fund	355
Tax-Managed U.S. Mid & Small Cap Fund	110,148
Tax-Managed International Equity Fund	245
Global Opportunistic Credit Fund	800,299
Unconstrained Total Return Fund	73
Strategic Bond Fund	848,595
Investment Grade Bond Fund	45,530
Short Duration Bond Fund	386,373
Tax-Exempt High Yield Bond Fund	134
Tax-Exempt Bond Fund	452,512
Commodity Strategies Fund	26,272
Global Infrastructure Fund	81,886
Global Real Estate Securities Fund	340
Multi-Strategy Income Fund	115
Multi-Asset Growth Strategy Fund	141
Select U.S. Equity Fund	2,313
Select International Equity Fund	686

Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, serves as a distributor for RIC, pursuant to a distribution agreement with RIC.

The Investment Company has a distribution plan pursuant to Rule 12b-1 (the “Plan”) under the Investment Company Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any selling agents, as defined in the Plan, for sales support services provided and related expenses incurred which are primarily intended to result in the sale of the Class A and Class C shares subject to the Plan. 12b-1 distribution payments are 0.25% or 0.75% of the average daily net assets of a Fund’s
Class A or Class C shares, respectively, on an annual basis.

In addition, the Investment Company has adopted a Shareholder Services Plan (the “Services Plan”) under which the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class C or Class E shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class C and Class E shares on an annual basis.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), these limitations are imposed at the class level of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

The aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C and Class
E Shares of the Funds may not exceed 7.25%, 6.25% and 6.25%, respectively, of total gross sales, and are subject to certain exclusions. For the period ended April 30, 2017, the Distributor retained the following amounts in sales charges:

798 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

Contingent Deferred Sales Charges	Class A Shares
U.S. Core Equity Fund	$—
U.S. Defensive Equity Fund	—
U.S. Dynamic Equity Fund	—
U.S. Strategic Equity Fund	—
U.S. Large Cap Equity Fund	6
U.S. Mid Cap Equity Fund	1
U.S. Small Cap Equity Fund	2
International Developed Markets Fund	26
Global Equity Fund	130
Emerging Markets Fund	11
Tax-Managed U.S. Large Cap Fund	507
Tax-Managed U.S. Mid & Small Cap Fund	162
Tax-Managed International Equity Fund	62
Global Opportunistic Credit Fund	—
Unconstrained Total Return Fund	—
Strategic Bond Fund	16
Investment Grade Bond Fund	—
Short Duration Bond Fund	242
Tax-Exempt High Yield Bond Fund	—
Tax-Exempt Bond Fund	46
Commodity Strategies Fund	68
Global Infrastructure Fund	—
Global Real Estate Securities Fund	3
Multi-Strategy Income Fund	—

For the period ended April 30, 2017, the sales commissions paid to the selling agents for the sales of Class A shares were as follows:

Notes to Financial Statements 799

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

	Aggregate	Class A Front-End
	Front-End	Sales Charges
	Sales Charges	Retained by
	on Class A Shares	Distributor
U.S. Core Equity Fund	$4,278	$662
U.S. Defensive Equity Fund	36,103	5,831
U.S. Dynamic Equity Fund	14,060	1,943
U.S. Strategic Equity Fund	7,424	1,070
U.S. Large Cap Equity Fund	17,546	3,167
U.S. Mid Cap Equity Fund	4,394	494
U.S. Small Cap Equity Fund	6,528	965
International Developed Markets Fund	11,638	2,049
Global Equity Fund	5,590	934
Emerging Markets Fund	12,305	1,938
Tax-Managed U.S. Large Cap Fund	47,373	8,565
Tax-Managed U.S. Mid & Small Cap Fund	17,357	3,050
Tax-Managed International Equity Fund	8,952	1,726
Global Opportunistic Credit Fund	3,670	741
Unconstrained Total Return Fund	97	19
Strategic Bond Fund	16,145	3,297
Investment Grade Bond Fund	2,849	569
Short Duration Bond Fund	4,385	866
Tax-Exempt High Yield Bond Fund	2,183	441
Tax-Exempt Bond Fund	16,356	3,328
Commodity Strategies Fund	12,996	2,477
Global Infrastructure Fund	35,169	5,345
Global Real Estate Securities Fund	19,623	3,264
Multi-Strategy Income Fund	39,313	7,002
Strategic Call Overwriting Fund	—	—
Select U.S. Equity Fund	—	—
Select International Equity Fund	—	—

Affiliated Brokerage Commissions
The Funds effect certain transactions through Russell Investments Implementation Services, LLC (“RIIS”). RIIS is a registered broker and investment adviser and an affiliate of RIM. RIIS uses a multi-venue trade management approach whereby RIIS allocates trades among RIIS’ network of independent brokers for execution, clearing and other services. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money managers, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for the portion of each Fund’s assets that RIM determines not to allocate to money managers, including assets RIM may manage to effect a Fund’s investment strategies and/or to modify a Fund's overall portfolio characteristics and for each Fund’s cash reserves, (iii) to execute portfolio securities transactions for the portion of a Fund’s assets that RIM manages based upon model portfolios provided by the Fund’s non-discretionary managers or (iv) to execute money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, OTC derivative transactions, and cleared swaps, including foreign currency spots, forwards and options trading on behalf of the Funds.

The Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the
Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a -7 of the Investment
Company Act. Further, as defined under the procedures each transaction is effected at the current market value.

During the period ended April 30, 2017, the Funds engaged in purchases and sales of securities pursuant to Rule 17a -7 of the
Investment Company Act, as follows (amounts in thousands):

800 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

	Purchases	Sales
Global Equity Fund	$936	$—
Tax-Exempt High Yield Bond Fund	—	5,209
Unconstrained Total Return Fund	60,432	—

Board of Trustees
The Russell Investments Fund Complex consists of RIC, which has 42 funds and Russell Investment Funds ("RIF"), which has 9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments Fund Complex.

For the period ended April 30, 2017 the total amount of regular and special compensation paid to the Trustees by the Russell
Investments Fund Complex was $1,344,126.
6. Federal Income Taxes
At April 30, 2017, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

					No Expiration
Funds	10/31/2016	10/31/2017	10/31/2018	10/31/2019	Short Term	Long-Term	Totals
International
Developed Markets	$—	$112,332,658	$51,503,855	$—	$38,965,195	$33,987,859	$236,789,567
Fund
Emerging Markets
Fund	—	—	—	—	51,156,348	133,827,882	184,984,230
Tax-Managed U.S.
Large Cap Fund	—	—	—	—	26,920,819	—	26,920,819
Tax-Managed U.S. Mid
& Small Cap Fund	—	—	—	—	6,842,223	—	6,842,223
Tax-Managed
International Equity	—	—	—	—	62,425,052	11,733,844	74,158,896
Fund
Global Opportunistic
Credit Fund	—	—	—	—	20,216,628	31,194,961	51,411,589
Short Duration Bond
Fund	—	—	—	—	—	648,215	648,215
Tax-Exempt Bond
Fund	—	—	—	221,229	—	—	221,229
Commodity Strategies
Fund	—	—	—	—	81,606	—	81,606
Multi-Strategy Income
Fund	—	—	—	—	6,588,266	—	6,588,266
Strategic Call
Overwriting Fund	—	—	—	—	6,780,082	5,878,967	12,659,049
Select U.S. Equity
Fund	—	—	—	—	2,120,243	813,495	2,933,738
Select International
Equity Fund	—	—	—	—	56,775,810	29,942,743	86,718,553

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Notes to Financial Statements 801

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

7. Record Ownership
As of April 30, 2017, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
U.S. Core Equity Fund	3	72.4
U.S. Defensive Equity Fund	2	28.0
U.S. Dynamic Equity Fund	3	72.5
U.S. Strategic Equity Fund	2	61.1
U.S. Large Cap Equity Fund	1	95.9
U.S. Mid Cap Equity Fund	1	95.4
U.S. Small Cap Equity Fund	2	47.2
International Developed Markets Fund	4	82.3
Global Equity Fund	2	40.4
Emerging Markets Fund	3	58.1
Tax-Managed U.S. Large Cap Fund	4	77.0
Tax-Managed U.S. Mid & Small Cap Fund	4	77.9
Tax-Managed International Equity Fund	3	66.8
Global Opportunistic Credit Fund	2	49.4
Unconstrained Total Return Fund	2	44.7
Strategic Bond Fund	3	57.9
Investment Grade Bond Fund	3	67.2
Short Duration Bond Fund	3	56.1
Tax-Exempt High Yield Bond Fund	3	69.4
Tax-Exempt Bond Fund	4	80.1
Commodity Strategies Fund	3	61.0
Global Infrastructure Fund	4	69.2
Global Real Estate Securities Fund	3	69.1
Multi-Strategy Income Fund	2	39.7
Multi-Asset Growth Strategy Fund	4	67.3
Strategic Call Overwriting Fund	1	93.3
Select U.S. Equity Fund	4	85.5
Select International Equity Fund	4	80.9

8. Restricted Securities
Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Act. The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund that are illiquid.
9. Commitments and Contingencies
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers' discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and the Statements of Operations. Funded portions of credit agreements are presented in the Schedules of Investments. For the period ended April 30, 2017, the Funds had unfunded bank loan commitments as follows:

Unfunded Bank Loan
Commitments
Global Opportunistic Credit Fund	$11,423,045
Unconstrained Total Return Fund	7,963,016
Short Duration Bond Fund	7,097,203
Multi-Strategy Income Fund	8,802,307
Multi-Asset Growth Strategy Fund	5,731,407

802 Notes to Financial Statements

Russell Investment Company

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

Pending Legal Proceedings
The Strategic Bond Fund is one of several defendants in a bankruptcy adversary avoidance claim in a Consolidated Multidistrict
Action styled In Re: Motors Liquidation Company, et al., Debtors, Motors Liquidation Company Avoidance Action Trust, etc., v.
JPMorgan Chase Bank, et al., United States District Bankruptcy Court for the Southern District of New York.  The claim relates to alleged improper payments to the Fund as a participating lender in a term loan provided to General Motors Company due to the Fund’s security interests not being properly perfected.  The Fund has filed answers denying liability and a crossclaim against the administrative agent for the term loan lenders seeking damages arising from the agent’s failure to properly perfect the security interests of the lenders.

10. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosures or except the following:

On May 1, 2017, the Board declared dividends payable from net investment income. Dividends were paid on May 3, 2017, to shareholder of record effective with the opening of business on May 2, 2017.

On June 1, 2017, the Board declared dividends payable from net investment income. Dividends were paid on June 5, 2017, to shareholder of record effective with the opening of business on June 2, 2017.

Notes to Financial Statements 803

Russell Investment Company

Affiliated Brokerage Transactions — April 30, 2017 (Unaudited)

As mentioned in the Note 5 in the Notes to Financial Statements contained in this annual report, the Funds utilize Russell Investments
Implementation Services, LLC (“RIIS”) and its independent brokers. RIIS is a registered broker dealer and investment adviser and an affiliate with RIM. Trades placed through RIIS and its independent brokers are made (i) to manage trading associated with changes in money manager, rebalancing across existing money managers, cash flows and other portfolio transitions, (ii) to execute portfolio securities transactions for each Fund’s assets that RIM determines not to allocate to money managers including assets RIM may manage to manage risk in a Fund’s investment portfolio and for each Fund’s cash reserves or (iii) to execute a money manager’s portfolio securities transactions for the segment of a Fund’s portfolio assigned to the money manager. RIM has authorized RIIS to effect certain futures, swaps, over-the-counter derivatives transactions, and cleared swaps, including foreign currency spot, forwards and options trading on behalf of the Funds.

Amounts retained by RIIS for the period ended April 30, 2017 were as follows:

Affiliated Broker	Fund Name	2017
RIM
	U.S. Core Equity Fund	$42,424
	U.S. Defensive Equity Fund	38,732
	U.S. Dynamic Equity Fund	38,569
	U.S. Strategic Equity Fund	177,450
	U.S. Large Cap Equity Fund	59,277
	U.S. Mid Cap Equity Fund	11,415
	U.S. Small Cap Equity Fund	300,290
	International Developed Markets Fund	485,178
	Global Equity Fund	235,241
	Emerging Markets Fund	267,476
	Tax-Managed U.S. Large Cap Fund	32,072
	Tax-Managed U.S. Mid & Small Cap Fund	17,480
	Tax-Managed International Equity Fund	43,028
	Global Infrastructure Fund	39,566
	Global Real Estate Securities Fund	26,356
	Multi-Strategy Income Fund	120,777
	Multi-Asset Growth Strategy Fund	125,152
	Strategic Call Overwriting Fund	768
	Select U.S. Equity Fund	17,578
	Select International Equity Fund	17,132

804 Affiliated Brokerage Transactions

Russell Investment Company

Basis for Approval of Investment Advisory Contracts — (Unaudited)

The Board received the following proposals from RIM: (i) at a meeting held on December 6, 2016, to effect Money Manager changes for the U.S. Defensive Equity Fund, U.S. Large Cap Equity Fund, Tax-Managed U.S. Large Cap Fund, Commodity Strategies Fund
and Multi-Strategy Income Fund, and at that same meeting to approve a new portfolio management contract for the U.S. Core Equity
Fund, U.S. Dynamic Equity Fund and U.S. Strategic Equity Fund resulting from a change of control for one of each Fund’s Money
Managers; and (ii) at a meeting held on February 28, 2017, to effect Money Manager changes for the International Developed Markets
Fund, Global Equity Fund, Multi-Strategy Income Fund and Multi-Asset Growth Fund, and at that same meeting to approve a new portfolio management contract for the U.S. Mid Cap Equity Fund and U.S. Large Cap Equity Fund resulting from a change of control for one of each Fund’s Money Managers. In the case of each proposed change, the Trustees approved the terms of the proposed portfolio management contract based upon RIM’s recommendation to hire the Money Manager at the proposed fee rate; information as to the reason for the proposed change; information as to the Money Manager’s role in the management of the Fund’s investment portfolio
(including the amount of Fund assets to be allocated to the Money Manager or managed pursuant to the Money Manager’s strategy) and
RIM’s evaluation of the anticipated quality of the investment advisory services to be provided by the Money Manager; information as to any significant business relationships between the Money Manager and RIM or Russell Investments Financial Services, LLC, the
Fund’s underwriter; the CCO’s evaluation of the Money Manager’s compliance program, policies and procedures, and certification that they were consistent with applicable legal standards; RIM’s explanation as to the lack of relevance of Money Manager profitability to the evaluation of portfolio management contracts with Money Managers because the willingness of Money Managers to serve in such capacity depends upon arm’s-length negotiations with RIM; RIM’s awareness of the standard fee rates charged by the Money Manager to other clients; RIM’s belief that the proposed investment advisory fees would be reasonable in light of the anticipated quality of investment advisory services to be rendered; the increase or decrease in aggregate Money Manager fees to be paid by RIM from its advisory fee as a result of the engagement of the Money Manager; and the expected costs of transitioning Fund assets to the Money
Manager or its strategy. The Trustees’ approval also reflected their findings at prior meetings, including their December 2015 meeting in connection with their evaluation and approval of the Funds’ existing investment advisory agreements with RIM and then current
Money Managers for the Funds, as well as information received throughout the course of the year, regarding the reasonableness of the aggregate investment advisory fees paid by the Funds, and the fact that the aggregate investment advisory fees paid by the Funds would not increase as a result of the implementation of the proposed Money Manager changes because the Money Manager’s investment advisory fees are paid by RIM.

Basis for Approval of Investment Advisory Contracts 805

Russell Investment Company

Shareholder Requests for Additional Information — April 30, 2017 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii)
at https://russellinvestments.com; and (iii) at the Securities and Exchange Commission’s Office of Investor Education and Advocacy
(formerly, the Public Reference room).

The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure
Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The
SAI and information regarding how the voted proxies relating to portfolio securities during the most recent 12-month period ended June
30, 2016 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at https://russellinvestments.com;
and (iii) on the Securities and Exchange Commission’s website at www. sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Financial statements of the can be obtained at no charge by calling the Funds at (800) 787-7354.

806 Shareholder Requests for Additional Information

Russell Investment Company

Disclosure of Information about Fund Trustees and Officers — April 30, 2017
(Unaudited)

The following tables provide information for each officer and Trustee of the Russell Investments Fund Complex. The Russell
Investments Fund Complex consists of Russell Investment Company RIC, which has 42 funds and Russell Investment
Funds (“RIF”), which has 9 funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the
Independent Trustees. The second table provides information for the Trustee Emeritus. The third table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies;
Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies and has been determined by the Board to be an “audit committee financial expert”; Mr. Connealy has had experience with other investment companies and their investment advisers, first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Investments	During the
				Fund	Past 5 Years
Complex
Overseen
by Trustee

INDEPENDENT TRUSTEES

Thaddas L. Alston,	Trustee since 2006	Appointed until	Senior Vice President, Larco	51	Until October
Born April 7, 1945		successor is	Investments, Ltd. (real estate firm)		2015, Trustee,
1301 Second Avenue,		duly elected and			Russell Exchange
18th Floor, Seattle, WA		qualified			Traded Funds
98101					Trust

Disclosure of Information about Fund Trustees and Officers 807

Russell Investment Company

Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2017 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Investments	During the
				Fund	Past 5 Years
Complex
Overseen
by Trustee
Kristianne Blake,	Trustee since 2000	Appointed until	• Director and Chairman of the	51	• Director, Avista
Born January 22, 1954	Chairman since 2005	successor is	Audit Committee, Avista Corp		Corp (electric
1301 Second Avenue,		duly elected and	(electric utilities)		utilities)
18th Floor, Seattle, WA		qualified	• Regent, University of		• Until June 30,
98101		Approved annually	Washington		2014, Director,
			• President, Kristianne Gates		Ecova (total
			Blake, P.S. (accounting services)		energy and
			• Until June 30, 2014, Director,		sustainability
			Ecova (total energy and		management)
			sustainability management)		• Until December
			• Until December 31, 2013,		31, 2013,
			Trustee and Chairman of		Trustee,
			the Operations Committee,		Principal
			Principal Investors Funds and		Investors Funds
			Principal Variable Contracts		(investment
			Funds (investment company)		company)
			• From April 2004 through		• Until December
			December 2012, Director, Laird		31, 2013,
			Norton Wealth Management		Trustee Principal
			and Laird Norton Tyee Trust		Variable
			(investment company)		Contracts Funds
(investment
company)
• From April
2004 through
December 2012,
Director, Laird
Norton Wealth
Management and
Laird Norton
Tyee Trust
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

*	Each Trustee is subject to mandatory retirement at age 75.

808 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2017 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Investments	During the
				Fund	Past 5 Years
Complex
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,	Trustee since 2012	Appointed until	• Retired	51	• Trustee and
Born June 26, 1951	Chairman of the	successor is	• Trustee and Chairperson of		Chairperson of
1301 Second Avenue,	Audit Committee	duly elected	Select Sector SPDR Funds		Select Sector
18th Floor, Seattle, WA	since 2017	and qualified	(investment company)		SPDR Funds
98101		Appointed until	• Until December 31, 2014,		(investment
		successor is	Chairperson of Audit		company)
		duly elected and	Committee, Select Sector SPDR		• From August
		qualified	Funds (investment company)		2012 through
May 6, 2016,
Trustee, ALPS
Series Trust
(investment
company)
• Until December
31, 2014,
Chairperson
of Audit
Committee,
Select Sector
SPDR Funds
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Daniel P. Connealy,	Trustee since 2003	Appointed until	• Retired	51	Until October
Born June 6, 1946		successor is	• June 2004 to June 2014, Senior		2015, Trustee,
1301 Second Avenue,		duly elected and	Vice President and Chief		Russell Exchange
18th Floor, Seattle, WA		qualified	Financial Officer, Waddell		Traded Funds
98101			& Reed Financial, Inc.		Trust
(investment company)

Katherine W. Krysty,	Trustee since 2014	Appointed until	• Retired	51	Until October
Born December 3, 1951		successor is	• January 2011 through March		2015, Trustee,
1301 Second Avenue		duly elected and	2013, President Emerita, Laird		Russell Exchange
18th Floor, Seattle, WA		qualified	Norton Wealth Management		Traded Funds
98101			(investment company)		Trust

Disclosure of Information about Fund Trustees and Officers 809

Russell Investment Company

Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2017 (Unaudited)

	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Name,	With Fund and	of	During the	Portfolios	Directorships
Age,	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
Address	Time Served			Investments	During the
				Fund	Past 5 Years
Complex
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison,	Trustee since 2000	Appointed until	• Retired	51	Until October
Jr., Born December 21,	Chairman of	successor is	• From January 2008 to December		2015, Trustee,
1955	the Nominating	duly elected and	2011, Vice Chairman of the		Russell Exchange
1301 Second Avenue	and Governance	qualified	Board, Simpson Investment		Traded Funds
18th Floor, Seattle, WA	Committee since	Appointed until	Company (paper and forest		Trust
98101	2007	successor is	products)
duly elected and
qualified

Jack R. Thompson,	Trustee since 2005	Appointed until	• Retired	51	• Until October
Born March 21, 1949	Chairman of	successor is			2015, Trustee,
1301 Second Avenue,	the Investment	duly elected and			Russell
18th Floor, Seattle, WA	Committee since	qualified			Exchange
98101	2015	Appointed until			Traded Funds
		successor is			Trust
duly elected and
qualified

*	Each Trustee is subject to mandatory retirement at age 75.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Investments	During the
				Fund	Past 5 Years
Complex
Overseen
by Trustee

TRUSTEE EMERITUS
George F. Russell, Jr.,	Trustee Emeritus and	Until resignation	• Director Emeritus, RIM	51	None
Born July 3, 1932	Chairman Emeritus	or removal
1301 Second Avenue,	since 1999
18th Floor, Seattle, WA
98101

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of		During the
Address	Length of	Office		Past 5 Years
Time Served

OFFICERS
Cheryl Wichers,	Chief Compliance	Until removed	• Chief Compliance Officer, RIC and RIF
Born December 16,	Officer since 2005	by Independent	• Chief Compliance Officer, RIFUS
1966		Trustees	• 2011 to 2016 Chief Compliance Officer, U.S. One, LLC
1301 Second Avenue			• 2005 to 2011 Chief Compliance Officer, RIM
18th Floor, Seattle, WA
98101

810 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company

Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2017 (Unaudited)

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served

Mark E. Swanson,	President and Chief	Until successor	• Global Head of Fund Services, Russell Investments
Born November 26,	Executive Officer	is chosen and	• President, CEO, Treasurer, Chief Accounting Officer and CFO, RIC
1963	since 2016	qualified by	and RIF
1301 Second Avenue	Treasurer, Chief	Trustees	• Director, and President, RIFUS
18th Floor, Seattle, WA	Accounting Officer		• Director, RIM, Russell Investments Trust Company (“RITC”) and
98101	and Chief Financial		Russell Investments Financial Services, LLC (“RIFIS”)
	Officer since 1998		• October 2011 to December 2013, Head of North America Operations
Russell Investments
• May 2009 to October 2011, Global Head of Fund Operations, Russell
Investments

Jeffrey T. Hussey,	Chief Investment	Until removed by	• Global Chief Investment Officer, Russell Investments
Born May 2, 1969	Officer since 2013	Trustees	• Chief Investment Officer, RIC and RIF
1301 Second Avenue,			• Chairman of the Board and President, RIM
18th Floor, Seattle WA			• Director, RITC, Russell Investments Implementation Services, LLC
98101			and Russell Investments Delaware, LLC
• Board of Managers, Russell Investments Funds Management, LLC
• 2003 to 2013 Chief Investment Officer, Fixed Income, Russell
Investments

Mary Beth R. Albaneze,	Secretary since 2010	Until successor	• Associate General Counsel, Russell Investments
Born April 25, 1969		is chosen and	• Secretary, RIM, RIFUS and RIFIS
1301 Second Avenue,		qualified by	• Secretary and Chief Legal Officer, RIC and RIF
18th Floor, Seattle, WA		Trustees	• Assistant Secretary, Russell Investments Insurance Agency, LLC
98101			(“RIIA”)(insurance agency) and U.S. One, LLC

Disclosure of Information about Fund Trustees and Officers 811

Russell Investment Company

Adviser, Money Managers and Service Providers — April 30, 2017 (Unaudited)

Independent Trustees	U.S. Dynamic Equity Fund
Thaddas L. Alston	AJO, LP, Philadelphia, PA
Kristianne Blake	Jacobs Levy Equity Management, Inc., Florham Park, NJ
Cheryl Burgermeister	Pzena Investment Management, LLC, New York, NY
Daniel P. Connealy	Suffolk Capital Management, LLC, New York, NY
Katherine W. Krysty	U.S. Strategic Equity Fund
Raymond P. Tennison, Jr.	AJO, LP, Philadelphia, PA
Jack R. Thompson	Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Trustee Emeritus	Brandywine Global Investment Management, LLC,
George F. Russell, Jr.	Philadelphia, PA
Officers	Jacobs Levy Equity Management, Inc., Florham Park, NJ
Mark E. Swanson, President, CEO, Treasurer, Chief	Suffolk Capital Management, LLC, New York, NY
Accounting Officer & CFO	William Blair Investment Management, LLC, Chicago, IL
Cheryl Wichers, Chief Compliance Officer	U.S. Large Cap Equity Fund
Jeffrey T. Hussey, Chief Investment Officer	Ceredex Value Advisors LLC, Orlando, FL
Mary Beth R. Albaneze, Secretary	Jacobs Levy Equity Management Inc., Florham Park, NJ
Adviser	Sustainable Growth Advisers, LP, Stamford, CT
Russell Investment Management, LLC	TCW Asset Management Company, Los Angeles, CA
1301 Second Avenue	William Blair Investment Management, LLC, Chicago, IL
Seattle, WA 98101	U.S. Mid Cap Equity Fund
Administrator and Transfer and Dividend Disbursing	Ceredex Value Advisors LLC, Orlando, FL
Elk Creek Partners, LLC, Denver, CO
Agent	Jacobs Levy Equity Management Inc., Florham Park, NJ
Russell Investments Fund Services, LLC
1301 Second Avenue	U.S. Small Cap Equity Fund
Seattle, WA 98101	Ancora Advisors LLC, Mayfield Heights, OH
Cardinal Capital Management, L.L.C., Greenwich, CT
Custodian	Copeland Capital Management, LLC, Conshohocken, PA
State Street Bank and Trust Company	DePrince, Race & Zollo, Inc., Winter Park, FL
1 Heritage Drive	Falcon Point Capital, LLC, San Francisco, CA
North Quincy, MA 021171	Jacobs Levy Equity Management Inc., Florham Park, NJ
Office of Shareholder Inquiries	PENN Capital Management Company, Inc., Philadelphia, PA
1301 Second Avenue	Robeco Investment Management, Inc., New York, NY
Seattle, WA 98101	Timpani Capital Management LLC, Milwaukee, WI
(800) 787-7354	International Developed Markets Fund
Legal Counsel	Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX
Dechert LLP	GQG Partners, LLC, Fort Lauderdale, FL
One International Place, 40th Floor	Numeric Investors LLC, Boston, MA
100 Oliver Street	Pzena Investment Management, LLC, New York, NY
Boston, MA 02110	Wellington Management Company, LLP, Boston, MA
Distributor	Global Equity Fund
Russell Investments Financial Services, LLC	GQC Partners, LLC, Fort Lauderdale, FL
1301 Second Avenue	Harris Associates L.P., Chicago, IL
Seattle, WA 98101	Polaris Capital Management, LLC, Boston, MA
Independent Registered Public Accounting Firm	Sanders Capital, LLC, New York, NY
PricewaterhouseCoopers LLP	Wellington Management Company, LLP, Boston, MA
1420 5th Avenue, Suite 2800	Emerging Markets Fund
Seattle, WA 98101	AllianceBernstein L.P., New York, NY
Money Managers	Consillium Investment Management, LLC, Fort Lauderdale,
U.S. Core Equity Fund	FL
Delaware Management Company, a Series of Delaware
Barrow, Hanley, Mewhinney & Strauss, LLC, Dallas, TX	Management Business Trust, Philadelphia, PA
Brandywine Global Investment Management, LLC,	Harding Loevner LP, Bridgewater, NJ
Philadelphia, PA	Numeric Investors LLC, Boston, MA
Jacobs Levy Equity Management, Inc., Florham Park, NJ	Oaktree Capital Management, L.P., Los Angeles, CA
Suffolk Capital Management, LLC, New York, NY	Westwood Management Corporation, Dallas, TX
Sustainable Growth Advisers, LP, Stamford, CT

U.S. Defensive Equity Fund	Tax-Managed Barrow, Hanley, U. Mewhinney S. Large & Cap Strauss, Fund LLC, Dallas, TX
Coho Partners, Ltd., Berwyn, PA	J.P. Morgan Investment Management Inc., New York, NY
J.P. Morgan Investment Management Inc., New York, NY	MarVista Investment Partners LLC, Los Angeles, CA
Jacobs Levy Equity Management, Inc., Florham Park, NJ	Pzena Investment Management, LLC, New York, NY
Mar Vista Investment Partners, Los Angeles, CA	Sustainable Growth Advisers, LP, Stamford, CT

812 Adviser, Money Managers and Service Providers

Russell Investment Company

Adviser, Money Managers and Service Providers — April 30, 2017 (Unaudited)

Tax-Managed U.S. Mid & Small Cap Fund	Tax-Exempt High Yield Bond Fund
Chartwell Investment Partners, Berwyn, PA	Goldman Sachs Asset Management, New York, NY
Luther King Capital Management Corporation, Fort Worth,	MacKay Shields LLC, New York, NY
TX	Tax-Exempt Bond Fund
Netols Asset Management Inc., Mequon, WI	AllianceBernstein L.P., New York, NY
Snow Capital Management, L.P., Sewickley, PA	MacKay Shields LLC, New York, NY
Summit Creek Advisors LLC, Minneapolis, MN	Commodity Strategies Fund
Tax-Managed International Equity Fund	CoreCommodity Management, LLC, Stamford, CT
AllianceBernstein L.P., New York, NY	Credit Suisse Asset Management, LLC, New York, NY
Delaware Investment Fund Advisers, a Series of Delaware	Mellon Capital Management Corp., San Francisco, CA
Management Business Trust, Philadelphia, PA
Fiera Capital Inc., New York, NY	Global Infrastructure Fund
Janus Capital Management LLC, Denver, CO	Cohen & Steers Capital Management, Inc., New York, NY
Pzena Investment Management, LLC, New York, NY	Colonial First State Asset Management (Australia) Limited,
RWC Asset Advisors (US) LLC, London, United Kingdom	Sydney, Australia
Maple-Brown Abbott Limited, Sydney, Australia
Global Opportunistic Credit Fund	Nuveen Asset Management, LLC, Chicago, IL
Axiom Alternative Investments SARL, Paris, France
DDJ Capital Management LLC, Waltham, MA	Global Real Estate Securities Fund
Dupont Capital Management Corporation, Wilmington, DE	Cohen & Steers Capital Management, Inc., New York, NY
Lazard Asset Management LLC, New York, NY	Morgan Stanley Investment Management Inc., New York, NY
Oaktree Capital Management, L.P., Los Angeles, CA	RREEF America L.L.C., Chicago, IL
THL Credit Advisors, LLC, Boston, MA	Multi-Strategy Income Fund
Unconstrained Total Return Fund	Cohen & Steers Capital Management, Inc., New York, NY
H2O Asset Management LLP, London, United Kingdom	GLG LLC, New York, NY
Post Advisory Group, LLC, Santa Monica, CA	DDJ Capital Management LLC, Waltham, MA
Putnam Investment Management, LLC, Boston, MA	Janus Capital Management LLC, Denver, CO
THL Credit Advisors, LLC, Boston, MA	JO Hambro Capital Management, Ltd., London, UK
Kopernik Global Investors, LLC, Tampa, FL
Strategic Bond Fund	Putnam Investment Management, LLC, Boston, MA
Colchester Global Investors Limited, London, United	THL Credit Advisors, LLC, Boston, MA
Kingdom	T. Rowe Price Associates, Inc., Baltimore, MD
Logan Circle Partners, L.P., Philadelphia, PA
Pareto Investment Management Limited, London, United	Multi-Asset Growth Strategy Fund
Kingdom	AllianceBernstein L.P., New York, NY
Schroder Investment Management North America Inc., New	Axiom International Investors, LLC, Greenwich, CT
York, NY	Cohen & Steers Capital Management, Inc., New York, NY
Scout Investments, Inc, Kansas City, MO	Colonial First State Asset Management (Australia) Limited,
Western Asset Management Company, Pasadena, CA and	Sydney, Australia
Western Asset Management Company Limited, London,	GLG LLC, New York, NY
United Kingdom	Hermes Investment Management Limited, London, UK
Kopernik Global Investors, LLC, Tampa, FL
Investment Grade Bond Fund	Levin Capital Strategies, New York, NY
Logan Circle Partners, L.P., Philadelphia, PA	OFI Global Institutional, Inc., New York, NY
Loomis, Sayles & Company, L.P., Boston, MA	Polaris Capital Management, LLC, Boston, MA
Neuberger Berman Fixed Income LLC, Chicago, IL	Putnam Investment Management, LLC, Boston, MA
Schroder Investment Management North America Inc., New	RiverPark Advisors, LLC, New York, NY
York, NY	Sustainable Growth Advisers, LP, Stamford, CT
Short Duration Bond Fund	THL Credit Advisors LLC, Boston, MA
Logan Circle Partners, L.P., Philadelphia, PA	T.Rowe Price Associates, Inc., Baltimore, MD
Scout Investments, Inc, Kansas City, MO	Wellington Management Company LLP, Boston, MA
THL Credit Advisors, LLC, Boston, MA
Note: Select U.S. Equity, Select International Equity and Strategic Call Over-
writing Funds are directly managed by RIM.

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by
Prospectus, which includes details as to offering price and other material information.

Adviser, Money Managers and Service Providers 813

Russell Investments

2017 SEMI-ANNUAL REPORT

LifePoints® Funds

APRIL 30, 2017

FUND	SHARE CLASS
Conservative Strategy Fund	A, C, E, R1, R4, R5, S
Moderate Strategy Fund	A, C, E, R1, R4, R5, S
Balanced Strategy Fund	A, C, E, R1, R4, R5, S
Growth Strategy Fund	A, C, E, R1, R4, R5, S
Equity Growth Strategy Fund	A, C, E, R1, R4, R5, S
2020 Strategy Fund	A, E, R1, R4, R5, S
2025 Strategy Fund	R1, R4, R5
2030 Strategy Fund	A, E, R1, R4, R5, S
2035 Strategy Fund	R1, R4, R5
2040 Strategy Fund	A, E, R1, R4, R5, S
2045 Strategy Fund	R1, R4, R5
2050 Strategy Fund	R1, R4, R5
2055 Strategy Fund	R1, R4, R5
In Retirement Fund	A, R1, R4, R5

Russell Investment
Company

Russell Investment Company is a
series investment company with
42 different investment portfolios
referred to as Funds. These
financial statements report on 14
of these Funds.

Russell Investment Company

LifePoints® Funds

Semi-annual Report

April 30, 2017 (Unaudited)

Table of Contents

Russell Investment Company - LifePoints® Funds.

Copyright © Russell Investments 2017. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end performance data may be obtained by visiting https://russellinvestments.com/us/
funds/performance-prices.

Russell Investment Company
Conservative Strategy Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution and/or			Performance (5%
service fees; and other Fund expenses. The example is intended		Actual	return before
to help you understand your ongoing costs (in dollars) of investing	Class A	Performance	expenses)
Beginning Account Value
in the Fund and to compare these costs with the ongoing costs of	November 1, 2016	$1,000.00	$1,000.00
investing in other mutual funds. The Example is based on an	Ending Account Value
investment of $1,000 invested at the beginning of the period and	April 30, 2017	$1,024.50	$1,022.07
held for the entire period indicated, which for this Fund is from	Expenses Paid During Period*	$2.76	$2.76

November 1, 2016 to April 30, 2017.	* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2017	$1,019.80	$1,018.35
	Expenses Paid During Period*	$6.51	$6.51
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.30%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypo account values and expenses may not be			Performance (5%
used to estimate the actual ending account balance or expenses		Actual	return before
you paid for the period. You may use this info to compare the	Class E	Performance	expenses)
ongoing costs of investing in the Fund and other funds. To do so,	Beginning Account Value
	November 1, 2016	$1,000.00	$1,000.00
compare this 5% hypothetical example with the 5% hypothetical	Ending Account Value
examples that appear in the shareholder reports of other funds.	April 30, 2017	$1,023.30	$1,022.07
	Expenses Paid During Period*	$2.76	$2.76

* Expenses are equal to the Fund's annualized expense ratio of 0.55%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Conservative Strategy Fund 3

Russell Investment Company
Conservative Strategy Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R1	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,025.30	$1,023.95
Expenses Paid During Period*	$0.85	$0.85

* Expenses are equal to the Fund's annualized expense ratio of 0.17%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,024.20	$1,022.71
Expenses Paid During Period*	$2.11	$2.11

* Expenses are equal to the Fund's annualized expense ratio of 0.42%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,023.60	$1,021.47
Expenses Paid During Period*	$3.36	$3.36

* Expenses are equal to the Fund's annualized expense ratio of 0.67%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,024.60	$1,023.31
Expenses Paid During Period*	$1.51	$1.51

* Expenses are equal to the Fund's annualized expense ratio of 0.30%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

4 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
			Fair
			Value
	Shares		$
Investments in Affiliated Funds - 98.2%
Alternative - 5.7%
Commodity Strategies Fund Class Y	1,783,892		9,740
Global Infrastructure Fund Class Y	646,508		7,687
Global Real Estate Securities Fund Class Y	16,481		556
			17,983

Domestic Equities - 3.4%
Select U.S. Equity Fund Class Y	518,399		6,397
U.S. Defensive Equity Fund Class Y	5,529		281
U.S. Dynamic Equity Fund Class Y	364,841		3,991
			10,669

Fixed Income - 58.7%
Global Opportunistic Credit Fund Class Y	959,347		9,421
Investment Grade Bond Fund Class Y	1,296,269		27,494
Short Duration Bond Fund Class Y	3,814,018		73,115
Strategic Bond Fund Class Y	5,326,963		56,359
Unconstrained Total Return Fund Class Y	1,988,027		19,801
			186,190

International Equities - 3.9%
Emerging Markets Fund Class Y	342,592		6,256
Select International Equity Fund Class Y	674,254		6,270
			12,526

Multi-Asset - 26.5%
Multi-Strategy Income Fund Class Y	8,388,788		83,888

Total Investments in Affiliated Funds
(cost $300,036)			311,256

Short-Term Investments - 1.3%
U.S. Cash Management Fund	4,276,201	(8)	4,277
Total Short-Term Investments
(cost $4,277)			4,277

Total Investments 99.5%
(identified cost $304,313)			315,533

Other Assets and Liabilities, Net - 0.5%			1,535
Net Assets - 100.0%			317,068

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 5

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	8	EUR	827	05/17	20
CAC40 Euro Index Futures	42	EUR	2,190	05/17	124
DAX Index Futures	7	EUR	2,182	06/17	85
EURO STOXX 50 Index Futures	39	EUR	1,368	06/17	75
FTSE/MIB Index Futures	5	EUR	507	06/17	33
IBEX 35 Index Futures	7	EUR	751	05/17	39
MSCI Emerging Markets Mini Index Futures	17	USD	833	06/17	46
OMXS30 Index Futures	31	SEK	5,016	05/17	25
S&P 500 E-Mini Index Futures	21	USD	2,500	06/17	16
Short Positions
FTSE 100 Index Futures	7	GBP	502	06/17	12
Hang Seng Index Futures	1	HKD	1,228	05/17	(1)
MSCI Singapore Index Futures	2	SGD	70	05/17	(1)
Russell 1000 Mini Index Futures	8	USD	528	06/17	(4)
Russell 2000 Mini Index Futures	10	USD	699	06/17	(17)
S&P 500 E-Mini Index Futures	76	USD	9,046	06/17	(71)
S&P Mid 400 E-Mini Index Futures	5	USD	865	06/17	(14)
S&P/TSX 60 Index Futures	13	CAD	2,384	06/17	(9)
SPI 200 Index Futures	3	AUD	443	06/17	(10)
TOPIX Index Futures	6	JPY	91,801	06/17	6
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					354

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	AUD	130	USD	99	06/21/17	2
Bank of Montreal	EUR	477	USD	504	06/21/17	(15)
Bank of Montreal	GBP	163	USD	201	06/21/17	(11)
Bank of Montreal	HKD	387	USD	50	06/21/17	—
Bank of Montreal	JPY	31,320	USD	276	06/21/17	(6)
Bank of Montreal	SEK	283	USD	31	06/21/17	(1)
Commonwealth Bank of Australia	AUD	130	USD	99	06/21/17	2
Commonwealth Bank of Australia	EUR	477	USD	505	06/21/17	(16)
Commonwealth Bank of Australia	GBP	163	USD	201	06/21/17	(11)
Commonwealth Bank of Australia	HKD	387	USD	50	06/21/17	—
Commonwealth Bank of Australia	JPY	31,320	USD	276	06/21/17	(5)
Commonwealth Bank of Australia	SEK	283	USD	31	06/21/17	(1)
Royal Bank of Canada	AUD	130	USD	99	06/21/17	1
Royal Bank of Canada	EUR	477	USD	503	06/21/17	(17)
Royal Bank of Canada	GBP	163	USD	201	06/21/17	(11)
Royal Bank of Canada	HKD	387	USD	50	06/21/17	—
Royal Bank of Canada	JPY	31,320	USD	275	06/21/17	(6)
Royal Bank of Canada	SEK	283	USD	31	06/21/17	(1)
State Street	USD	5	AUD	7	05/15/17	—
State Street	USD	611	AUD	818	05/15/17	2
State Street	USD	39	CAD	52	05/15/17	(1)
State Street	USD	788	CAD	1,075	05/15/17	(1)
State Street	USD	9	CHF	9	05/15/17	—

See accompanying notes which are an integral part of the financial statements.

6 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	737	CHF	730	05/15/17	(3)
State Street	USD	2,859	EUR	2,616	05/15/17	(7)
State Street	USD	46	GBP	37	05/15/17	2
State Street	USD	1,495	GBP	1,156	05/15/17	3
State Street	USD	6	HKD	49	05/15/17	—
State Street	USD	291	HKD	2,265	05/15/17	—
State Street	USD	87	JPY	9,619	05/15/17	—
State Street	USD	1,781	JPY	198,580	05/15/17	1
State Street	USD	10	SEK	92	05/15/17	—
State Street	USD	302	SEK	2,668	05/15/17	(1)
State Street	USD	3	SGD	4	05/15/17	—
State Street	USD	105	SGD	146	05/15/17	—
State Street	AUD	825	USD	631	05/15/17	13
State Street	AUD	818	USD	610	06/07/17	(2)
State Street	CAD	1,127	USD	845	05/15/17	19
State Street	CAD	1,075	USD	789	06/07/17	1
State Street	CHF	739	USD	740	05/15/17	(3)
State Street	CHF	730	USD	738	06/07/17	3
State Street	EUR	19	USD	20	05/15/17	—
State Street	EUR	2,597	USD	2,781	05/15/17	(50)
State Street	EUR	2,616	USD	2,862	06/07/17	7
State Street	GBP	1,193	USD	1,492	05/15/17	(53)
State Street	GBP	1,156	USD	1,496	06/07/17	(3)
State Street	HKD	2,314	USD	298	05/15/17	—
State Street	HKD	2,265	USD	291	06/07/17	—
State Street	JPY	208,199	USD	1,865	05/15/17	(4)
State Street	JPY	198,580	USD	1,783	06/07/17	(1)
State Street	SEK	2,760	USD	310	05/15/17	(2)
State Street	SEK	2,668	USD	303	06/07/17	1
State Street	SGD	150	USD	107	05/15/17	—
State Street	SGD	146	USD	105	06/07/17	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(175)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Affiliated Funds	$311,256	$—	$—	$—	$311,256	98.2
Short-Term Investments	—	—	—	4,277	4,277	1.3
Total Investments	311,256	—	—	4,277	315,533	99.5
Other Assets and Liabilities, Net						0.5
						100.0
Other Financial Instruments
Assets
Futures Contracts	481	—	—	—	481	0.2
Foreign Currency Exchange Contracts	—	57	—	—	57	— *

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 7

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Liabilities
Futures Contracts	(127)	—	—	—	(127)	(—)*
Foreign Currency Exchange Contracts	—	(232)	—	—	(232)	(0.1)
Total Other Financial Instruments**	$354	$(175)	$—	$—	$179

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

8 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Unrealized appreciation on foreign currency exchange contracts	$—	$57
Variation margin on futures contracts*	481	—
Total	$481	$57

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts*	$127	$—
Unrealized depreciation on foreign currency exchange contracts	—	232
Total	$127	$232
		Foreign
	Equity	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Futures contracts	$(314)	$—
Foreign currency-related transactions**	—	762
Total	$(314)	$762

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Futures contracts	$363	$—
Foreign currency-related transactions***	—	(574)
Total	$363	$(574)

* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
*** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 9

Russell Investment Company
Conservative Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	$57	$ — $	57
Futures Contracts	Variation margin on futures contracts	64	—	64
Total Financial and Derivative Assets		121	—	121
Financial and Derivative Assets not subject to a netting agreement		(64)	—	(64)
Total Financial and Derivative Assets subject to a netting agreement		$57	$ — $	57

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of Montreal	$2	$2	$—	$ —
Commonwealth Bank of Australia	2	2	—	—
Royal Bank of Canada	1	1	—	—
State Street	52	52	—	—
Total	$57	$57	$—	$ —

See accompanying notes which are an integral part of the financial statements.

10 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$15	$ — $	15
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	232	—	232
Total Financial and Derivative Liabilities		247	—	247
Financial and Derivative Liabilities not subject to a netting agreement		(15)	—	(15)
Total Financial and Derivative Liabilities subject to a netting agreement		$232	$ — $	232

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of Montreal	$33	$2	$—	$ 31
Commonwealth Bank of Australia	33	2	—	31
Royal Bank of Canada	35	1	—	34
State Street	131	52	—	79
Total	$232	$57	$—	$ 175

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 11

Russell Investment Company
Conservative Strategy Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$304,313
Investments, at fair value(>)	315,533
Cash (restricted)(a)	1,700
Unrealized appreciation on foreign currency exchange contracts	57
Receivables:
Dividends from affiliated funds	3
Fund shares sold	864
Variation margin on futures contracts	64
Prepaid expenses	4
Total assets	318,225

Liabilities
Payables:
Investments purchased	308
Fund shares redeemed	302
Accrued fees to affiliates	212
Other accrued expenses	88
Variation margin on futures contracts	15
Unrealized depreciation on foreign currency exchange contracts	232
Total liabilities	1,157

Net Assets	$317,068

See accompanying notes which are an integral part of the financial statements.

12 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(369)
Accumulated net realized gain (loss)	297
Unrealized appreciation (depreciation) on:
Investments	11,220
Futures contracts	354
Foreign currency-related transactions	(175)
Shares of beneficial interest	326
Additional paid-in capital	305,415
Net Assets	$317,068

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$9.77
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$10.37
Class A — Net assets	$83,224,321
Class A — Shares outstanding ($.01 par value)	8,522,521
Net asset value per share: Class C(#)	$9.66
Class C — Net assets	$143,365,236
Class C — Shares outstanding ($.01 par value)	14,836,825
Net asset value per share: Class E(#)	$9.81
Class E — Net assets	$12,051,039
Class E — Shares outstanding ($.01 par value)	1,228,042
Net asset value per share: Class R1(#)	$9.83
Class R1 — Net assets	$10,450,706
Class R1 — Shares outstanding ($.01 par value)	1,062,755
Net asset value per share: Class R4(#)	$9.78
Class R4 — Net assets	$15,166,295
Class R4 — Shares outstanding ($.01 par value)	1,550,772
Net asset value per share: Class R5(#)	$9.87
Class R5 — Net assets	$12,958,198
Class R5 — Shares outstanding ($.01 par value)	1,313,479
Net asset value per share: Class S(#)	$9.84
Class S — Net assets	$39,852,572
Class S — Shares outstanding ($.01 par value)	4,048,375
Amounts in thousands
(>) Investments in affiliated funds	$315,533

(a) Cash Collateral for Futures	$1,700
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 13

Russell Investment Company
Conservative Strategy Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$6,983

Expenses
Advisory fees	335
Administrative fees	71
Custodian fees	26
Distribution fees - Class A	106
Distribution fees - Class C	562
Distribution fees - Class R5	17
Transfer agent fees - Class A	85
Transfer agent fees - Class C	150
Transfer agent fees - Class E	13
Transfer agent fees - Class R1	18
Transfer agent fees - Class R4	15
Transfer agent fees - Class R5	13
Transfer agent fees - Class S	41
Professional fees	20
Registration fees	51
Shareholder servicing fees - Class C	187
Shareholder servicing fees - Class E	16
Shareholder servicing fees - Class R4	19
Shareholder servicing fees - Class R5	17
Trustees’ fees	6
Printing fees	26
Miscellaneous	6
Expenses before reductions	1,800
Expense reductions	(405)
Net expenses	1,395
Net investment income (loss)	5,588

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,826
Futures contracts	(314)
Foreign currency-related transactions	762
Capital gain distributions from affiliated funds	962
Net realized gain (loss)	3,236
Net change in unrealized appreciation (depreciation) on:
Investments	(1,475)
Futures contracts	363
Foreign currency-related transactions	(574)
Net change in unrealized appreciation (depreciation)	(1,686)
Net realized and unrealized gain (loss)	1,550
Net Increase (Decrease) in Net Assets from Operations	$7,138

See accompanying notes which are an integral part of the financial statements.

14 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,588	$8,323
Net realized gain (loss)	3,236	6,741
Net change in unrealized appreciation (depreciation)	(1,686)	(2,261)
Net increase (decrease) in net assets from operations	7,138	12,803

Distributions
From net investment income
Class A	(1,612)	(2,378)
Class C	(2,329)	(2,959)
Class E	(246)	(370)
Class R1	(390)	(674)
Class R4	(301)	(427)
Class R5	(249)	(382)
Class S	(829)	(1,283)
From net realized gain
Class A	(1,725)	(8,444)
Class C	(3,121)	(14,648)
Class E	(265)	(1,288)
Class R1	(375)	(2,205)
Class R4	(311)	(1,394)
Class R5	(276)	(1,462)
Class S	(834)	(4,306)
Net decrease in net assets from distributions	(12,863)	(42,220)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(34,711)	(47,792)
Total Net Increase (Decrease) in Net Assets	(40,436)	(77,209)

Net Assets
Beginning of period	357,504	434,713
End of period	$317,068	$357,504
Undistributed (overdistributed) net investment income included in net assets	$(369)	$(1)

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 15

Russell Investment Company
Conservative Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	443	$4,286	1,253	$12,435
Proceeds from reinvestment of distributions	346	3,295	1,117	10,673
Payments for shares redeemed	(1,227)	(11,893)	(3,417)	(33,410)
Net increase (decrease)	(438)	(4,312)	(1,047)	(10,302)
Class C
Proceeds from shares sold	893	8,581	2,087	20,289
Proceeds from reinvestment of distributions	576	5,427	1,855	17,525
Payments for shares redeemed	(3,065)	(29,424)	(5,325)	(51,945)
Net increase (decrease)	(1,596)	(15,416)	(1,383)	(14,131)
Class E
Proceeds from shares sold	22	215	96	945
Proceeds from reinvestment of distributions	53	509	172	1,651
Payments for shares redeemed	(274)	(2,667)	(432)	(4,295)
Net increase (decrease)	(199)	(1,943)	(164)	(1,699)
Class R1
Proceeds from shares sold	246	2,404	668	6,567
Proceeds from reinvestment of distributions	80	765	299	2,879
Payments for shares redeemed	(1,220)	(11,935)	(1,696)	(16,649)
Net increase (decrease)	(894)	(8,766)	(729)	(7,203)
Class R4
Proceeds from shares sold	184	1,794	600	6,008
Proceeds from reinvestment of distributions	64	612	190	1,821
Payments for shares redeemed	(304)	(2,947)	(701)	(6,911)
Net increase (decrease)	(56)	(541)	89	918
Class R5
Proceeds from shares sold	147	1,445	310	3,078
Proceeds from reinvestment of distributions	55	526	191	1,844
Payments for shares redeemed	(292)	(2,858)	(986)	(9,862)
Net increase (decrease)	(90)	(887)	(485)	(4,940)
Class S
Proceeds from shares sold	487	4,766	1,759	17,277
Proceeds from reinvestment of distributions	170	1,636	575	5,531
Payments for shares redeemed	(946)	(9,248)	(3,388)	(33,243)
Net increase (decrease)	(289)	(2,846)	(1,054)	(10,435)
Total increase (decrease)	(3,562)	$(34,711)	(4,773)	$(47,792)

See accompanying notes which are an integral part of the financial statements.

16 Conservative Strategy Fund

(This page intentionally left blank)

Russell Investment Company
Conservative Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2017*	9.92	.17	.06	.23	(.18)	(.20)
October 31, 2016	10.65	.24	.13	.37	(.25)	(.85)
October 31, 2015	11.16	.27	(.26)	.01	(.27)	(.25)
October 31, 2014	11.09	.14	.28	.42	(.13)	(.22)
October 31, 2013	11.02	.28	.08	.36	(.27)	(.02)
October 31, 2012	10.53	.24	.50	.74	(.25)	—

Class C
April 30, 2017*	9.82	.14	.04	.18	(.14)	(.20)
October 31, 2016	10.55	.16	.13	.29	(.17)	(.85)
October 31, 2015	11.06	.18	(.25)	(.07)	(.19)	(.25)
October 31, 2014	10.99	.05	.30	.35	(.06)	(.22)
October 31, 2013	10.94	.19	.09	.28	(.21)	(.02)
October 31, 2012	10.46	.16	.49	.65	(.17)	—

Class E
April 30, 2017*	9.97	.18	.04	.22	(.18)	(.20)
October 31, 2016	10.70	.24	.13	.37	(.25)	(.85)
October 31, 2015	11.21	.26	(.25)	.01	(.27)	(.25)
October 31, 2014	11.13	.14	.29	.43	(.13)	(.22)
October 31, 2013	11.05	.30	.07	.37	(.27)	(.02)
October 31, 2012	10.56	.25	.49	.74	(.25)	—

Class R1
April 30, 2017*	9.99	.20	.04	.24	(.20)	(.20)
October 31, 2016	10.72	.29	.12	.41	(.29)	(.85)
October 31, 2015	11.23	.32	(.26)	.06	(.32)	(.25)
October 31, 2014	11.15	.18	.30	.48	(.18)	(.22)
October 31, 2013	11.08	.31	.10	.41	(.32)	(.02)
October 31, 2012	10.59	.28	.51	.79	(.30)	—

Class R4(1)
April 30, 2017*	9.94	.18	.05	.23	(.19)	(.20)
October 31, 2016	10.67	.25	.13	.38	(.26)	(.85)
October 31, 2015	11.18	.29	(.26)	.03	(.29)	(.25)
October 31, 2014	11.10	.15	.30	.45	(.15)	(.22)
October 31, 2013	11.03	.32	.06	.38	(.29)	(.02)
October 31, 2012	10.54	.27	.49	.76	(.27)	—

Class R5(2)
April 30, 2017*	10.02	.17	.06	.23	(.18)	(.20)
October 31, 2016	10.74	.23	.13	.36	(.23)	(.85)
October 31, 2015	11.25	.27	(.27)	—	(.26)	(.25)
October 31, 2014	11.17	.13	.29	.42	(.12)	(.22)
October 31, 2013	11.09	.30	.06	.36	(.26)	(.02)
October 31, 2012	10.60	.28	.44	.72	(.23)	—

Class S
April 30, 2017*	10.00	.19	.04	.23	(.19)	(.20)
October 31, 2016	10.73	.28	.11	.39	(.27)	(.85)
October 31, 2015	11.24	.30	(.26)	.04	(.30)	(.25)
October 31, 2014	11.16	.16	.30	.46	(.16)	(.22)
October 31, 2013	11.09	.31	.08	.39	(.30)	(.02)
October 31, 2012	10.60	.28	.49	.77	(.28)	—

See accompanying notes which are an integral part of the financial statements.

18 Conservative Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)(i)	Net(e)(f)(g)(i)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.38)	9.77	2.45	83,224.77		.55	1.78	15
(1.10)	9.92	3.97	88,921.76		.54	2.47	18
(.52)	10.65	.11	106,603.75		.55	2.54	39
(.35)	11.16	3.92	124,288.75		.56	1.22	26
(.29)	11.09	3.35	136,433.73		.57	2.55	21
(.25)	11.02	7.15	133,172.72		.56	2.28	22

(.34)	9.66	1.98	143,365	1.52	1.30	1.42	15
(1.02)	9.82	3.22	161,404	1.51	1.29	1.67	18
(.44)	10.55	(.64)	188,011	1.50	1.30	1.71	39
(.28)	11.06	3.21	210,015	1.50	1.31	.47	26
(.23)	10.99	2.61	227,048	1.48	1.32	1.76	21
(.17)	10.94	6.28	230,038	1.47	1.31	1.51	22

(.38)	9.81	2.33	12,051.77		.55	1.83	15
(1.10)	9.97	3.95	14,227.76		.54	2.43	18
(.52)	10.70	.12	17,017.75		.55	2.43	39
(.35)	11.21	3.99	20,901.75		.56	1.22	26
(.29)	11.13	3.40	24,180.74		.57	2.75	21
(.25)	11.05	7.11	39,156.72		.56	2.32	22

(.40)	9.83	2.53	10,451.52		.17	2.04	15
(1.14)	9.99	4.35	19,546.51		.16	2.88	18
(.57)	10.72	.50	28,784.50		.17	2.96	39
(.40)	11.23	4.40	38,079.50		.17	1.63	26
(.34)	11.15	3.79	43,145.48		.17	2.81	21
(.30)	11.08	7.57	40,536.47		.14	2.59	22

(.39)	9.78	2.42	15,166.77		.42	1.88	15
(1.11)	9.94	4.11	15,964.76		.41	2.56	18
(.54)	10.67	.23	16,189.75		.42	2.70	39
(.37)	11.18	4.14	25,502.75		.42	1.38	26
(.31)	11.10	3.51	35,427.73		.42	2.95	21
(.27)	11.03	7.32	44,214.72		.39	2.51	22

(.38)	9.87	2.36	12,958	1.02	.67	1.70	15
(1.08)	10.02	3.88	14,067	1.01	.66	2.33	18
(.51)	10.74	(.03)	20,285	1.00	.67	2.45	39
(.34)	11.25	3.83	27,768	1.00	.67	1.16	26
(.28)	11.17	3.30	42,335.98		.67	2.76	21
(.23)	11.09	6.91	63,878.98		.64	2.60	22

(.39)	9.84	2.46	39,853.52		.30	1.92	15
(1.12)	10.00	4.20	43,375.51		.29	2.77	18
(.55)	10.73	.36	57,824.50		.30	2.78	39
(.38)	11.24	4.25	83,582.50		.31	1.46	26
(.32)	11.16	3.59	82,691.48		.32	2.82	21
(.28)	11.09	7.37	95,523.47		.31	2.61	22

See accompanying notes which are an integral part of the financial statements.

Conservative Strategy Fund 19

Russell Investment Company
Conservative Strategy Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$9,539
Administration fees	11,201
Distribution fees	108,578
Shareholder servicing fees	37,853
Transfer agent fees	43,005
Trustee fees	2,154
$212,330

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,				Change in
	Beginning of		Realized Gain		Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)	Gain (Loss)	of Period	Distributions	Distributions

Commodity Strategies Fund	$328	$10,958	$1,631	$43	$42	$9,740	$—	$—
Global Infrastructure Fund	8,872	626	2,107	125	171	7,687	148	243
Global Real Estate Securities Fund	14,155	72	13,356	2,061	(2,376)	556	22	38
Select U.S. Equity Fund	7,096	135	1,686	111	741	6,397	53	—
U.S. Defensive Equity Fund	332	43	104	(1)	11	281	2	23
U.S. Dynamic Equity Fund	4,630	252	1,339	118	330	3,991	31	170
Global Opportunistic Credit Fund	21,294	525	12,262	(326)	190	9,421	480	—
Investment Grade Bond Fund	35,500	1,551	7,728	(207)	(1,622)	27,494	1,269	103
Short Duration Bond Fund	81,700	940	9,050	151	(626)	73,115	690	—
Strategic Bond Fund	60,381	6,481	7,892	223	(2,834)	56,359	1,831	343
Unconstrained Total Return Fund	17,752	4,452	2,297	(19)	(87)	19,801	340	42
Emerging Markets Fund	7,088	311	1,743	(29)	629	6,256	85	—
Select International Equity Fund	7,100	276	1,630	(212)	736	6,270	159	—
Multi-Strategy Income Fund	81,707	21,460	22,287	(213)	3,221	83,888	1,855	—
U.S. Cash Management Fund	8,027	9,181	12,931	1	(1)	4,277	18	—
	$355,962	$57,263	$98,043	$1,826	$(1,475)	$315,533	$6,983	$962

Federal Income Taxes

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$306,954,281
Unrealized Appreciation	$9,034,704
Unrealized Depreciation	(456,478)
Net Unrealized Appreciation (Depreciation)	$8,578,226

See accompanying notes which are an integral part of the financial statements.

20 Conservative Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.

purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2016	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2017	$1,044.00	$1,022.36
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$2.48	$2.46

Fund is from November 1, 2016 to April 30, 2017.	* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,
Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
$1,000 (for example, an $8,600 account value divided by $1,000	Class C	Performance	expenses)
Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2017	$1,040.40	$1,018.65
	Expenses Paid During Period*	$6.27	$6.21
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical	* Expenses are equal to the Fund's annualized expense ratio of 1.24%
(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period). May reflect amounts waived and/or reimbursed. Without any
based on the Fund’s actual expense ratio and an assumed rate of	waivers and/or reimbursements, expenses would have been higher.
return of 5% per year before expenses, which is not the Fund’s
Hypothetical
actual return. The hypothetical account values and expenses			Performance (5%
may not be used to estimate the actual ending account balance or		Actual	return before
expenses you paid for the period. You may use this information	Class E	Performance	expenses)
to compare the ongoing costs of investing in the Fund and other	Beginning Account Value
	November 1, 2016	$1,000.00	$1,000.00
funds. To do so, compare this 5% hypothetical example with the	Ending Account Value
5% hypothetical examples that appear in the shareholder reports	April 30, 2017	$1,043.30	$1,021.97
of other funds.	Expenses Paid During Period*	$2.89	$2.86

* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Moderate Strategy Fund 21

Russell Investment Company
Moderate Strategy Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R1	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,045.10	$1,023.60
Expenses Paid During Period*	$1.22	$1.20

* Expenses are equal to the Fund's annualized expense ratio of 0.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,044.80	$1,022.36
Expenses Paid During Period*	$2.48	$2.46

* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,043.20	$1,021.12
Expenses Paid During Period*	$3.75	$3.71

* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,045.70	$1,023.21
Expenses Paid During Period*	$1.62	$1.61

* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

22 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 98.3%
Alternative - 7.5%
Commodity Strategies Fund Class Y		2,829,230		15,448
Global Infrastructure Fund Class Y		1,299,708		15,453
Global Real Estate Securities Fund Class Y		258,596		8,720
				39,621

Domestic Equities - 5.9%
Select U.S. Equity Fund Class Y		689,527		8,509
U.S. Defensive Equity Fund Class Y		6,163		313
U.S. Dynamic Equity Fund Class Y		109,698		1,200
U.S. Small Cap Equity Fund Class Y		661,167		21,283
				31,305

Fixed Income - 55.6%
Global Opportunistic Credit Fund Class Y		8,888,064		87,281
Investment Grade Bond Fund Class Y		3,029,664		64,259
Strategic Bond Fund Class Y	10,975,684			116,123
Unconstrained Total Return Fund Class Y		2,658,790		26,482
				294,145

International Equities - 19.3%
Emerging Markets Fund Class Y		1,860,396		33,971
Global Equity Fund Class Y		3,361,151		36,300
Select International Equity Fund Class Y		3,387,407		31,503
				101,774

Multi-Asset - 10.0%
Multi-Strategy Income Fund Class Y		5,298,222		52,982

Total Investments in Affiliated Funds
(cost $486,843)				519,827

Options Purchased - 0.1%
(Number of Contracts)
EURO STOXX 50 Index
May 2017 3,303.33 Call (2,365)	EUR	7,812	(ÿ)	589
S&P 500 Index
Jun 2017 2,395.40 Call (7,590)	USD	18,181	(ÿ)	178
Total Options Purchased
(cost $549)				767

Short-Term Investments - 0.5%
U.S. Cash Management Fund		2,729,860	(8)	2,730
Total Short-Term Investments
(cost $2,730)				2,730

Total Investments 98.9%
(identified cost $490,122)				523,324

Other Assets and Liabilities, Net - 1.1%				5,607
Net Assets - 100.0%				528,931

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 23

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	22	EUR	2,273	05/17	56
CAC40 Euro Index Futures	128	EUR	6,675	05/17	380
DAX Index Futures	19	EUR	5,922	06/17	233
FTSE/MIB Index Futures	14	EUR	1,420	06/17	92
IBEX 35 Index Futures	22	EUR	2,360	05/17	124
OMXS30 Index Futures	90	SEK	14,562	05/17	72
S&P 500 E-Mini Index Futures	116	USD	13,807	06/17	90
S&P Mid 400 E-Mini Index Futures	4	USD	692	06/17	11
Short Positions
Dow Jones U.S. Real Estate Index Futures	217	USD	6,762	06/17	(294)
EURO STOXX 50 Index Futures	117	EUR	4,104	06/17	(227)
FTSE 100 Index Futures	20	GBP	1,433	06/17	31
Hang Seng Index Futures	3	HKD	3,684	05/17	(5)
MSCI Emerging Markets Mini Index Futures	101	USD	4,944	06/17	(259)
MSCI Singapore Index Futures	3	SGD	104	05/17	(1)
Russell 1000 Mini Index Futures	20	USD	1,320	06/17	(11)
Russell 2000 Mini Index Futures	14	USD	979	06/17	(24)
S&P 500 E-Mini Index Futures	193	USD	22,972	06/17	(180)
S&P Mid 400 E-Mini Index Futures	10	USD	1,730	06/17	(28)
S&P/TSX 60 Index Futures	42	CAD	7,701	06/17	(29)
SPI 200 Index Futures	46	AUD	6,800	06/17	(144)
TOPIX Index Futures	48	JPY	734,399	06/17	46
United States 2 Year Treasury Note Futures	31	USD	6,715	06/17	(10)
United States 5 Year Treasury Note Futures	108	USD	12,788	06/17	(91)
United States 10 Year Treasury Note Futures	70	USD	8,800	06/17	(85)
United States Long Bond Futures	4	USD	612	06/17	(11)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(264)

Options Written
Amounts in thousands (except contract amounts)
Number of	Strike	Notional	Expiration	Fair Value
Call/Put	Contracts	Price	Amount	Date	$
EURO STOXX 50 Index	Put	2,365	2,939.96	EUR	6,953	05/19/17	(2)
S&P 500 Index	Put	7,590	2,134.52	USD	16,201	06/16/17	(25)
Total Liability for Options Written (premiums received $194)	(27)
Transactions in options written contracts for the period ended April 30, 2017 were as follows:
Number of	Premiums
Contracts	Received
Outstanding October 31, 2016	—	$—
Opened	250,434	585
Closed	(234,763)	(377)
Expired	(5,716)	(14)
Outstanding April 30, 2017	9,955	$194

See accompanying notes which are an integral part of the financial statements.

24 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	784	EUR	730	06/21/17	14
Bank of America	USD	1,475	INR	100,040	06/21/17	73
Bank of America	USD	1,058	RUB	62,970	06/21/17	36
Bank of America	CNY	131,410	USD	18,851	06/21/17	(107)
Bank of America	GBP	110	USD	138	06/21/17	(5)
Bank of America	KRW	6,606,860	USD	5,786	06/21/17	(24)
Bank of America	TWD	125,440	USD	4,097	06/21/17	(64)
Bank of Montreal	USD	4,948	AUD	6,540	06/21/17	(54)
Bank of Montreal	USD	947	EUR	895	06/21/17	30
Bank of Montreal	USD	172	GBP	140	06/21/17	9
Bank of Montreal	USD	353	MXN	7,120	06/21/17	22
Bank of Montreal	USD	6	SEK	58	06/21/17	—
Bank of Montreal	USD	536	ZAR	7,130	06/21/17	(7)
Bank of Montreal	AUD	729	USD	557	05/15/17	11
Bank of Montreal	AUD	3,128	USD	2,390	06/21/17	51
Bank of Montreal	CAD	996	USD	746	05/15/17	17
Bank of Montreal	CAD	600	USD	450	06/21/17	10
Bank of Montreal	CHF	653	USD	654	05/15/17	(3)
Bank of Montreal	EUR	2,295	USD	2,458	05/15/17	(43)
Bank of Montreal	GBP	1,054	USD	1,319	05/15/17	(47)
Bank of Montreal	HKD	2,044	USD	263	05/15/17	—
Bank of Montreal	HKD	853	USD	110	06/21/17	—
Bank of Montreal	JPY	183,927	USD	1,647	05/15/17	(4)
Bank of Montreal	JPY	73,608	USD	648	06/21/17	(13)
Bank of Montreal	SEK	2,438	USD	274	05/15/17	(1)
Bank of Montreal	SGD	133	USD	95	05/15/17	—
Citigroup	AUD	729	USD	557	05/15/17	11
Citigroup	CAD	996	USD	746	05/15/17	17
Citigroup	CHF	653	USD	654	05/15/17	(3)
Citigroup	EUR	2,295	USD	2,456	05/15/17	(45)
Citigroup	GBP	1,054	USD	1,317	05/15/17	(48)
Citigroup	HKD	2,044	USD	263	05/15/17	—
Citigroup	JPY	183,927	USD	1,648	05/15/17	(3)
Citigroup	SEK	2,438	USD	274	05/15/17	(2)
Citigroup	SGD	133	USD	95	05/15/17	—
Citigroup	ZAR	32,510	USD	2,317	06/21/17	(95)
Commonwealth Bank of Australia	USD	948	EUR	895	06/21/17	30
Commonwealth Bank of Australia	USD	172	GBP	140	06/21/17	9
Commonwealth Bank of Australia	USD	352	MXN	7,120	06/21/17	23
Commonwealth Bank of Australia	USD	6	SEK	58	06/21/17	—
Commonwealth Bank of Australia	USD	535	ZAR	7,130	06/21/17	(6)
Commonwealth Bank of Australia	AUD	3,128	USD	2,387	06/21/17	47
Commonwealth Bank of Australia	CAD	600	USD	450	06/21/17	10
Commonwealth Bank of Australia	HKD	853	USD	110	06/21/17	—
Commonwealth Bank of Australia	JPY	73,608	USD	649	06/21/17	(13)
HSBC	USD	539	AUD	722	05/15/17	2
HSBC	USD	695	CAD	949	05/15/17	—
HSBC	USD	651	CHF	645	05/15/17	(3)
HSBC	USD	2,524	EUR	2,309	05/15/17	(8)
HSBC	USD	1,320	GBP	1,020	05/15/17	1
HSBC	USD	257	HKD	1,999	05/15/17	—
HSBC	USD	1,573	JPY	175,271	05/15/17	—
HSBC	USD	267	SEK	2,355	05/15/17	(1)

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 25

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	USD	93	SGD	130	05/15/17	—
HSBC	AUD	722	USD	539	06/07/17	(2)
HSBC	CAD	949	USD	696	06/07/17	—
HSBC	CHF	645	USD	652	06/07/17	3
HSBC	EUR	2,309	USD	2,527	06/07/17	8
HSBC	GBP	1,020	USD	1,321	06/07/17	(1)
HSBC	HKD	1,999	USD	257	06/07/17	—
HSBC	JPY	175,271	USD	1,574	06/07/17	—
HSBC	SEK	2,355	USD	268	06/07/17	1
HSBC	SGD	130	USD	93	06/07/17	—
Royal Bank of Canada	USD	539	AUD	722	05/15/17	1
Royal Bank of Canada	USD	695	CAD	949	05/15/17	—
Royal Bank of Canada	USD	650	CHF	645	05/15/17	(2)
Royal Bank of Canada	USD	2,523	EUR	2,309	05/15/17	(6)
Royal Bank of Canada	USD	945	EUR	895	06/21/17	33
Royal Bank of Canada	USD	1,320	GBP	1,020	05/15/17	2
Royal Bank of Canada	USD	172	GBP	140	06/21/17	9
Royal Bank of Canada	USD	257	HKD	1,999	05/15/17	—
Royal Bank of Canada	USD	1,572	JPY	175,271	05/15/17	1
Royal Bank of Canada	USD	353	MXN	7,120	06/21/17	22
Royal Bank of Canada	USD	267	SEK	2,355	05/15/17	(1)
Royal Bank of Canada	USD	6	SEK	58	06/21/17	—
Royal Bank of Canada	USD	93	SGD	130	05/15/17	—
Royal Bank of Canada	USD	535	ZAR	7,130	06/21/17	(6)
Royal Bank of Canada	AUD	722	USD	539	06/07/17	(1)
Royal Bank of Canada	AUD	3,128	USD	2,371	06/21/17	32
Royal Bank of Canada	CAD	949	USD	696	06/07/17	—
Royal Bank of Canada	CAD	600	USD	449	06/21/17	9
Royal Bank of Canada	CHF	645	USD	651	06/07/17	2
Royal Bank of Canada	EUR	2,309	USD	2,526	06/07/17	6
Royal Bank of Canada	GBP	1,020	USD	1,321	06/07/17	(2)
Royal Bank of Canada	HKD	1,999	USD	257	06/07/17	—
Royal Bank of Canada	HKD	853	USD	110	06/21/17	—
Royal Bank of Canada	JPY	175,271	USD	1,573	06/07/17	(1)
Royal Bank of Canada	JPY	73,608	USD	647	06/21/17	(15)
Royal Bank of Canada	SEK	2,355	USD	267	06/07/17	1
Royal Bank of Canada	SGD	130	USD	93	06/07/17	—
Standard Chartered	USD	947	EUR	895	06/21/17	30
Standard Chartered	USD	172	GBP	140	06/21/17	9
Standard Chartered	USD	352	MXN	7,120	06/21/17	23
Standard Chartered	USD	6	SEK	58	06/21/17	—
Standard Chartered	USD	535	ZAR	7,130	06/21/17	(6)
Standard Chartered	AUD	3,128	USD	2,389	06/21/17	50
Standard Chartered	CAD	600	USD	450	06/21/17	10
Standard Chartered	HKD	853	USD	110	06/21/17	—
Standard Chartered	JPY	73,608	USD	648	06/21/17	(13)
State Street	USD	10	AUD	13	05/15/17	—
State Street	USD	70	CAD	94	05/15/17	(1)
State Street	USD	17	CHF	17	05/15/17	—
State Street	USD	85	GBP	68	05/15/17	3
State Street	USD	12	HKD	90	05/15/17	—
State Street	USD	156	JPY	17,312	05/15/17	(1)
State Street	USD	19	SEK	167	05/15/17	—

See accompanying notes which are an integral part of the financial statements.

26 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	4	SGD	6	05/15/17	—
State Street	EUR	29	USD	31	05/15/17	(1)
State Street	RUB	146,240	USD	2,550	06/21/17	9
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						29

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Bank of America	USD	22,000	(1.000%)	06/20/22	949
CDX NA High Yield Index	Bank of America	USD	17,300	5.000%	06/20/22	1,372
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $2,282						2,321

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Affiliated Funds	$519,827	$—	$—	$—	$519,827	98.3
Options Purchased	—	767	—	—	767	0.1
Short-Term Investments	—	—	—	2,730	2,730	0.5
Total Investments	519,827	767	—	2,730	523,324	98.9
Other Assets and Liabilities, Net						1.1
						100.0
Other Financial Instruments
Assets
Futures Contracts	1,135	—	—	—	1,135	0.2
Foreign Currency Exchange Contracts	—	687	—	—	687	0.1
Credit Default Swap Contracts	—	2,321	—	—	2,321	0.4
'
Liabilities
Futures Contracts	(1,399)	—	—	—	(1,399)	(0.3)
Options Written	—	(27)	—	—	(27)	(—)*
Foreign Currency Exchange Contracts	—	(658)	—	—	(658)	(0.1)
Total Other Financial Instruments**	$(264)	$2,323	$—	$—	$2,059

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 27

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Practical
Portfolio Summary	Level 1	Level 2		Level 3	Expedient (a)	Total	% of Net Assets

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

28 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$767	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	687	—
Variation margin on futures contracts**	1,135	—	—	—
Credit default swap contracts, at fair value	—	2,321	—	—
Total	$1,902	$2,321	$687	$—

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$1,202	$—	$—	$197
Unrealized depreciation on foreign currency exchange contracts	—	—	658	—
Options written, at fair value	27	—	—	—
Total	$1,229	$—	$658	$197
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$(58)	$—	$—	$—
Futures contracts	688	—	—	371
Options written	491	—	—	—
Total return swap contracts	124	—	—	—
Credit default swap contracts	—	274	—	—
Foreign currency-related transactions****	—	—	1,213	—
Total	$1,245	$274	$1,213	$371

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments*****	$218	$—	$—	$—
Futures contracts	(8)	—	—	(197)
Options written	167	—	—	—
Total return swap contracts	(487)	—	—	—
Credit default swap contracts	—	40	—	—
Foreign currency-related transactions******	—	—	(872)	—
Total	$(110)	$40	$(872)	$(197)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
****** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 29

Russell Investment Company
Moderate Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross		Net Amounts
			Amounts			of Assets
			Gross	Offset in the	Presented in
			Amounts of	Statement of	the Statement
			Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets		Assets	Liabilities		Liabilities
Options Purchased Contracts	Investments, at fair value		$767	$	— $	767
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts		687		—	687
Futures Contracts	Variation margin on futures contracts		233		—	233
Credit Default Swap Contracts	Credit default swap contracts, at fair value		2,321		—	2,321
Total Financial and Derivative Assets			4,008		—	4,008
Financial and Derivative Assets not subject to a netting agreement			(2,551)		—	(2,551)
Total Financial and Derivative Assets subject to a netting agreement			$1,457	$	— $	1,457

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
			Gross Amounts Not Offset in
			the Statement of Assets and
			Liabilities

		Net Amounts
		of Assets
		Presented in
		the Statement	Financial and
		of Assets and	Derivative		Collateral
Counterparty		Liabilities	Instruments		Received^	Net Amount
Bank of America		$123	$123		$—	—
Bank of Montreal		151	104		—	47
Citigroup		29	29		—	—
Commonwealth Bank of Australia		119	19		—	100
HSBC		15	15		—	—
JPMorgan Chase		767	27		—	740
Royal Bank of Canada		119	35		—	84
Standard Chartered		122	19		—	103
State Street		12	3		—	9
Total		$1,457	$374		$—	1,083

See accompanying notes which are an integral part of the financial statements.

30 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$106	$ — $	106
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	658	—	658
Options Written Contracts	Options written, at fair value	27	—	27
Total Financial and Derivative Liabilities		791	—	791
Financial and Derivative Liabilities not subject to a netting agreement		(103)	—	(103)
Total Financial and Derivative Liabilities subject to a netting agreement		$688	$ — $	688

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$199	$123	$—	$ 76
Bank of Montreal	173	104	—	69
Citigroup	197	29	—	168
Commonwealth Bank of Australia	19	19	—	—
HSBC	16	15	—	1
JPMorgan Chase	27	27	—	—
Royal Bank of Canada	35	35	—	—
Standard Chartered	19	19	—	—
State Street	3	3	—	—
Total	$688	$374	$—	$ 314

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 31

Russell Investment Company
Moderate Strategy Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$490,122
Investments, at fair value(>)	523,324
Cash (restricted)(a)(b)	7,170
Unrealized appreciation on foreign currency exchange contracts	687
Receivables:
Dividends from affiliated funds	2
Investments sold	300
Fund shares sold	332
Variation margin on futures contracts	233
Prepaid expenses	6
Credit default swap contracts, at fair value(+)	2,321
Total assets	534,375

Liabilities
Payables:
Due to custodian	203
Due to broker (c)	3,618
Fund shares redeemed	433
Accrued fees to affiliates	303
Other accrued expenses	96
Variation margin on futures contracts	106
Unrealized depreciation on foreign currency exchange contracts	658
Options written, at fair value(x)	27
Total liabilities	5,444

Net Assets	$528,931

See accompanying notes which are an integral part of the financial statements.

32 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(1,613)
Accumulated net realized gain (loss)	(2,564)
Unrealized appreciation (depreciation) on:
Investments	33,202
Futures contracts	(264)
Options written	167
Credit default swap contracts	39
Foreign currency-related transactions	29
Shares of beneficial interest	516
Additional paid-in capital	499,419
Net Assets	$528,931

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$10.29
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$10.92
Class A — Net assets	$172,788,717
Class A — Shares outstanding ($.01 par value)	16,792,391
Net asset value per share: Class C(#)	$10.17
Class C — Net assets	$201,487,960
Class C — Shares outstanding ($.01 par value)	19,812,712
Net asset value per share: Class E(#)	$10.32
Class E — Net assets	$6,633,067
Class E — Shares outstanding ($.01 par value)	642,520
Net asset value per share: Class R1(#)	$10.34
Class R1 — Net assets	$11,696,786
Class R1 — Shares outstanding ($.01 par value)	1,130,860
Net asset value per share: Class R4(#)	$10.31
Class R4 — Net assets	$22,689,176
Class R4 — Shares outstanding ($.01 par value)	2,201,015
Net asset value per share: Class R5(#)	$10.37
Class R5 — Net assets	$15,719,255
Class R5 — Shares outstanding ($.01 par value)	1,516,336
Net asset value per share: Class S(#)	$10.34
Class S — Net assets	$97,915,869
Class S — Shares outstanding ($.01 par value)	9,471,058
Amounts in thousands
(x) Premiums received on options written	$194
(+) Credit default swap contracts - premiums paid (received)	$2,282
(>) Investments in affiliated funds	$522,557

(a) Cash Collateral for Futures	$4,800
(b) Cash Collateral for Swaps	$2,370
(c) Due to Broker for Swaps	$3,618
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 33

Russell Investment Company
Moderate Strategy Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$13,284

Expenses
Advisory fees	547
Administrative fees	116
Custodian fees	32
Distribution fees - Class A	218
Distribution fees - Class C	786
Distribution fees - Class R5	20
Transfer agent fees - Class A	174
Transfer agent fees - Class C	210
Transfer agent fees - Class E	8
Transfer agent fees - Class R1	17
Transfer agent fees - Class R4	24
Transfer agent fees - Class R5	16
Transfer agent fees - Class S	98
Professional fees	24
Registration fees	57
Shareholder servicing fees - Class C	262
Shareholder servicing fees - Class E	10
Shareholder servicing fees - Class R4	31
Shareholder servicing fees - Class R5	20
Trustees’ fees	10
Printing fees	37
Miscellaneous	8
Expenses before reductions	2,725
Expense reductions	(679)
Net expenses	2,046
Net investment income (loss)	11,238

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,200)
Futures contracts	1,059
Options written	491
Total return swap contracts	124
Credit default swap contracts	274
Foreign currency-related transactions	1,213
Capital gain distributions from affiliated funds	4,310
Net realized gain (loss)	6,271
Net change in unrealized appreciation (depreciation) on:
Investments	6,616
Futures contracts	(205)
Options written	167
Total return swap contracts	(487)
Credit default swap contracts	40
Foreign currency-related transactions	(872)
Net change in unrealized appreciation (depreciation)	5,259
Net realized and unrealized gain (loss)	11,530
Net Increase (Decrease) in Net Assets from Operations	$22,768

See accompanying notes which are an integral part of the financial statements.

34 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,238	$14,625
Net realized gain (loss)	6,271	25,185
Net change in unrealized appreciation (depreciation)	5,259	(11,611)
Net increase (decrease) in net assets from operations	22,768	28,199

Distributions
From net investment income
Class A	(4,490)	(5,081)
Class C	(4,750)	(4,766)
Class E	(221)	(289)
Class R1	(499)	(785)
Class R4	(634)	(812)
Class R5	(398)	(500)
Class S	(2,629)	(3,100)
From net realized gain
Class A	(8,324)	(20,300)
Class C	(10,366)	(26,556)
Class E	(430)	(1,258)
Class R1	(900)	(3,336)
Class R4	(1,194)	(3,331)
Class R5	(782)	(2,271)
Class S	(4,724)	(11,655)
Net decrease in net assets from distributions	(40,341)	(84,040)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(39,124)	(57,990)
Total Net Increase (Decrease) in Net Assets	(56,697)	(113,831)

Net Assets
Beginning of period	585,628	699,459
End of period	$528,931	$585,628
Undistributed (overdistributed) net investment income included in net assets	$(1,613)	$770

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 35

Russell Investment Company
Moderate Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	831	$8,423	1,669	$17,171
Proceeds from reinvestment of distributions	1,276	12,636	2,490	25,066
Payments for shares redeemed	(2,448)	(25,052)	(4,483)	(46,328)
Net increase (decrease)	(341)	(3,993)	(324)	(4,091)
Class C
Proceeds from shares sold	818	8,259	1,992	20,630
Proceeds from reinvestment of distributions	1,534	15,013	3,127	31,122
Payments for shares redeemed	(3,970)	(40,087)	(6,866)	(70,802)
Net increase (decrease)	(1,618)	(16,815)	(1,747)	(19,050)
Class E
Proceeds from shares sold	43	436	116	1,210
Proceeds from reinvestment of distributions	65	643	150	1,516
Payments for shares redeemed	(349)	(3,528)	(551)	(5,783)
Net increase (decrease)	(241)	(2,449)	(285)	(3,057)
Class R1
Proceeds from shares sold	143	1,469	694	7,209
Proceeds from reinvestment of distributions	140	1,397	407	4,118
Payments for shares redeemed	(1,032)	(10,554)	(2,319)	(23,897)
Net increase (decrease)	(749)	(7,688)	(1,218)	(12,570)
Class R4
Proceeds from shares sold	130	1,331	321	3,363
Proceeds from reinvestment of distributions	184	1,827	411	4,143
Payments for shares redeemed	(667)	(6,860)	(1,015)	(10,459)
Net increase (decrease)	(353)	(3,702)	(283)	(2,953)
Class R5
Proceeds from shares sold	135	1,385	332	3,432
Proceeds from reinvestment of distributions	118	1,180	273	2,771
Payments for shares redeemed	(388)	(4,005)	(1,007)	(10,598)
Net increase (decrease)	(135)	(1,440)	(402)	(4,395)
Class S
Proceeds from shares sold	1,015	10,380	2,640	27,292
Proceeds from reinvestment of distributions	730	7,262	1,440	14,572
Payments for shares redeemed	(2,022)	(20,679)	(5,112)	(53,738)
Net increase (decrease)	(277)	(3,037)	(1,032)	(11,874)
Total increase (decrease)	(3,714)	$(39,124)	(5,291)	$(57,990)

See accompanying notes which are an integral part of the financial statements.

36 Moderate Strategy Fund

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Russell Investment Company
Moderate Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2017*	10.63	.22	.21	.43	(.27)	(.50)
October 31, 2016	11.58	.27	.25	.52	(.30)	(1.17)
October 31, 2015	12.02	.31	(.31)	—	(.31)	(.13)
October 31, 2014	11.59	.17	.43	.60	(.17)	—
October 31, 2013	11.06	.26	.53	.79	(.26)	—
October 31, 2012	10.51	.24	.55	.79	(.24)	—

Class C
April 30, 2017*	10.51	.18	.21	.39	(.23)	(.50)
October 31, 2016	11.46	.19	.25	.44	(.22)	(1.17)
October 31, 2015	11.90	.22	(.31)	(.09)	(.22)	(.13)
October 31, 2014	11.49	.08	.42	.50	(.09)	—
October 31, 2013	10.99	.18	.52	.70	(.20)	—
October 31, 2012	10.44	.16	.55	.71	(.16)	—

Class E
April 30, 2017*	10.66	.24	.19	.43	(.27)	(.50)
October 31, 2016	11.60	.27	.25	.52	(.29)	(1.17)
October 31, 2015	12.04	.36	(.37)	(.01)	(.30)	(.13)
October 31, 2014	11.61	.18	.42	.60	(.17)	—
October 31, 2013	11.08	.29	.50	.79	(.26)	—
October 31, 2012	10.52	.23	.57	.80	(.24)	—

Class R1
April 30, 2017*	10.68	.25	.20	.45	(.29)	(.50)
October 31, 2016	11.62	.34	.21	.55	(.32)	(1.17)
October 31, 2015	12.07	.36	(.34)	.02	(.34)	(.13)
October 31, 2014	11.63	.23	.42	.65	(.21)	—
October 31, 2013	11.11	.31	.51	.82	(.30)	—
October 31, 2012	10.56	.27	.57	.84	(.29)	—

Class R4(1)
April 30, 2017*	10.64	.22	.22	.44	(.27)	(.50)
October 31, 2016	11.59	.28	.24	.52	(.30)	(1.17)
October 31, 2015	12.03	.33	(.33)	—	(.31)	(.13)
October 31, 2014	11.60	.20	.41	.61	(.18)	—
October 31, 2013	11.08	.29	.51	.80	(.28)	—
October 31, 2012	10.52	.26	.56	.82	(.26)	—

Class R5(2)
April 30, 2017*	10.70	.21	.22	.43	(.26)	(.50)
October 31, 2016	11.64	.25	.25	.50	(.27)	(1.17)
October 31, 2015	12.08	.32	(.35)	(.03)	(.28)	(.13)
October 31, 2014	11.64	.17	.42	.59	(.15)	—
October 31, 2013	11.12	.30	.47	.77	(.25)	—
October 31, 2012	10.56	.27	.51	.78	(.22)	—

Class S
April 30, 2017*	10.67	.23	.22	.45	(.28)	(.50)
October 31, 2016	11.62	.29	.24	.53	(.31)	(1.17)
October 31, 2015	12.06	.34	(.32)	.02	(.33)	(.13)
October 31, 2014	11.63	.20	.43	.63	(.20)	—
October 31, 2013	11.11	.30	.51	.81	(.29)	—
October 31, 2012	10.55	.27	.56	.83	(.27)	—

See accompanying notes which are an integral part of the financial statements.

38 Moderate Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.77)	10.29	4.40	172,789.75		.49	2.13	7
(1.47)	10.63	5.29	182,049.74		.49	2.58	34
(.44)	11.58	(.04)	202,107.74		.51	2.61	32
(.17)	12.02	5.19	222,875.73		.56	1.45	14
(.26)	11.59	7.22	235,684.72		.57	2.35	13
(.24)	11.06	7.67	232,467.71		.56	2.21	23

(.73)	10.17	4.04	201,488	1.50	1.24	1.79	7
(1.39)	10.51	4.53	225,204	1.49	1.24	1.83	34
(.35)	11.46	(.80)	265,698	1.49	1.26	1.88	32
(.09)	11.90	4.39	301,445	1.48	1.31	.70	14
(.20)	11.49	6.42	318,120	1.47	1.32	1.60	13
(.16)	10.99	6.91	314,391	1.46	1.31	1.48	23

(.77)	10.32	4.33	6,633.75		.57	2.38	7
(1.46)	10.66	5.26	9,421.74		.57	2.62	34
(.43)	11.60	(.14)	13,559.73		.56	3.07	32
(.17)	12.04	5.18	37,485.73		.56	1.51	14
(.26)	11.61	7.17	47,129.72		.57	2.56	13
(.24)	11.08	7.75	74,240.71		.56	2.14	23

(.79)	10.34	4.51	11,697.50		.24	2.47	7
(1.49)	10.68	5.60	20,069.49		.24	3.23	34
(.47)	11.62	.18	36,011.49		.21	3.07	32
(.21)	12.07	5.67	53,016.48		.17	1.92	14
(.30)	11.63	7.57	69,274.47		.17	2.71	13
(.29)	11.11	8.10	66,823.46		.14	2.48	23

(.77)	10.31	4.48	22,689.75		.49	2.17	7
(1.47)	10.64	5.26	27,183.74		.49	2.64	34
(.44)	11.59	(.01)	32,895.74		.46	2.80	32
(.18)	12.03	5.31	45,828.73		.42	1.68	14
(.28)	11.60	7.31	67,330.72		.42	2.56	13
(.26)	11.08	7.95	73,019.71		.39	2.38	23

(.76)	10.37	4.32	15,719	1.00	.74	2.04	7
(1.44)	10.70	5.06	17,668.99		.74	2.39	34
(.41)	11.64	(.27)	23,915.99		.71	2.70	32
(.15)	12.08	5.10	36,598.98		.67	1.46	14
(.25)	11.64	7.01	57,788.97		.67	2.63	13
(.22)	11.12	7.55	86,756.97		.64	2.56	23

(.78)	10.34	4.57	97,916.50		.32	2.25	7
(1.48)	10.67	5.43	104,034.49		.32	2.77	34
(.46)	11.62	.16	125,274.49		.31	2.89	32
(.20)	12.06	5.44	147,870.48		.31	1.71	14
(.29)	11.63	7.41	154,841.47		.32	2.63	13
(.27)	11.11	8.02	155,433.46		.31	2.52	23

See accompanying notes which are an integral part of the financial statements.

Moderate Strategy Fund 39

Russell Investment Company
Moderate Strategy Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$7,048
Administration fees	18,550
Distribution fees	163,703
Shareholder servicing fees	50,791
Transfer agent fees	59,200
Trustee fees	3,332
$302,624

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
Commodity Strategies Fund	$17,198	$438	$2,101	$(1,187	) $	1,100	$15,448	$—	$—
Global Infrastructure Fund	17,304	786	3,226	(109)		698	15,453	287	474
Global Real Estate Securities Fund	10,467	942	2,127	(144)		(418)	8,720	326	557
Select U.S. Equity Fund	569	8,364	794	26		344	8,509	27	—
U.S. Defensive Equity Fund	312	38	46	—		9	313	2	23
U.S. Dynamic Equity Fund	10,430	451	10,523	1,120		(278)	1,200	63	381
U.S. Small Cap Equity Fund	22,756	664	5,695	68		3,490	21,283	147	45
Global Opportunistic Credit Fund	95,758	2,917	12,191	(308)		1,105	87,281	2,481	—
Investment Grade Bond Fund	72,677	2,864	7,664	(152)		(3,466)	64,259	2,605	210
Strategic Bond Fund	130,738	4,736	13,690	(122)		(5,539)	116,123	3,934	735
Unconstrained Total Return Fund	29,062	889	3,259	(27)		(183)	26,482	544	68
Emerging Markets Fund	37,574	616	7,398	(457)		3,636	33,971	445	—
Global Equity Fund	30,135	9,281	4,809	843		850	36,300	459	1,817
Select International Equity Fund	34,841	918	6,833	(663)		3,240	31,503	773	—
Multi-Strategy Income Fund	58,046	1,469	8,314	(31)		1,812	52,982	1,171	—
U.S. Cash Management Fund	10,781	20,897	28,947	1		(2)	2,730	20	$—
	$578,648	$56,270	$117,617	$(1,142	) $	6,398	$522,557	$13,284	$4,310

Federal Income Taxes

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$498,383,803
Unrealized Appreciation	$29,482,959
Unrealized Depreciation	(4,543,191)
Net Unrealized Appreciation (Depreciation)	$24,939,768

See accompanying notes which are an integral part of the financial statements.

40 Moderate Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2016	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2017	$1,070.20	$1,022.56
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$2.31	$2.26
Fund is from November 1, 2016 to April 30, 2017.	* Expenses are equal to the Fund's annualized expense ratio of 0.45%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,

together with the amount you invested, to estimate the expenses			Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
	Class C	Performance	expenses)
= 8.6), then multiply the result by the number in the first column	Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2016	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2017	$1,066.40	$1,018.84
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$6.15	$6.01
The information in the table under the heading “Hypothetical
* Expenses are equal to the Fund's annualized expense ratio of 1.20%
Performance (5% return before expenses)” provides information	(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.

actual return. The hypothetical account values and expenses			Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class E	Performance	expenses)
Beginning Account Value
funds. To do so, compare this 5% hypothetical example with the	November 1, 2016	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2017	$1,069.10	$1,021.97
	Expenses Paid During Period*	$2.92	$2.86

* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Balanced Strategy Fund 41

Russell Investment Company
Balanced Strategy Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R1	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,071.30	$1,023.51
Expenses Paid During Period*	$1.34	$1.30

* Expenses are equal to the Fund's annualized expense ratio of 0.26%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,070.30	$1,022.27
Expenses Paid During Period*	$2.62	$2.56

* Expenses are equal to the Fund's annualized expense ratio of 0.51%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,068.00	$1,021.03
Expenses Paid During Period*	$3.90	$3.81

* Expenses are equal to the Fund's annualized expense ratio of 0.76%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,071.00	$1,023.21
Expenses Paid During Period*	$1.64	$1.61

* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

42 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
			Fair
			Value
	Shares		$
Investments in Affiliated Funds - 97.6%
Alternative - 7.9%
Commodity Strategies Fund Class Y	13,202,591		72,086
Global Infrastructure Fund Class Y	5,584,072		66,395
Global Real Estate Securities Fund Class Y	1,241,374		41,859
			180,340

Domestic Equities - 22.0%
Select U.S. Equity Fund Class Y	18,324,965		226,130
U.S. Defensive Equity Fund Class Y	857,861		43,554
U.S. Dynamic Equity Fund Class Y	8,098,895		88,602
U.S. Small Cap Equity Fund Class Y	4,354,132		140,159
			498,445

Fixed Income - 36.1%
Global Opportunistic Credit Fund Class Y	23,053,824		226,389
Strategic Bond Fund Class Y	40,937,998		433,123
Unconstrained Total Return Fund Class Y	15,943,669		158,799
			818,311

International Equities - 27.6%
Emerging Markets Fund Class Y	8,524,918		155,665
Global Equity Fund Class Y	22,492,965		242,924
Select International Equity Fund Class Y	24,525,825		228,090
			626,679

Multi-Asset - 4.0%
Multi-Strategy Income Fund Class Y	9,187,503		91,875

Total Investments in Affiliated Funds
(cost $2,037,797)			2,215,650

Options Purchased - 0.3%
(Number of Contracts)
EURO STOXX 50 Index
May 2017 3,303.33 Call (20,016)	EUR 66,119 (ÿ)		4,988
S&P 500 Index
Jun 2017 2,395.40 Call (64,933)	USD 155,541 (ÿ)		1,519
Total Options Purchased
(cost $4,679)			6,507

Short-Term Investments - 0.5%
U.S. Cash Management Fund	11,229,885	(8)	11,232
Total Short-Term Investments
(cost $11,232)			11,232

Total Investments 98.4%
(identified cost $2,053,708)			2,233,389

Other Assets and Liabilities, Net - 1.6%			35,594
Net Assets - 100.0%			2,268,983

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 43

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	120	EUR	12,400	05/17	303
CAC40 Euro Index Futures	687	EUR	35,827	05/17	2,046
DAX Index Futures	106	EUR	33,039	06/17	1,299
FTSE/MIB Index Futures	76	EUR	7,711	06/17	497
IBEX 35 Index Futures	117	EUR	12,552	05/17	658
OMXS30 Index Futures	481	SEK	77,826	05/17	382
S&P 500 E-Mini Index Futures	275	USD	32,732	06/17	256
Short Positions
Dow Jones U.S. Real Estate Index Futures	439	USD	13,679	06/17	(594)
EURO STOXX 50 Index Futures	1,359	EUR	47,674	06/17	(2,540)
FTSE 100 Index Futures	149	GBP	10,676	06/17	227
Hang Seng Index Futures	15	HKD	18,421	05/17	(28)
MSCI Emerging Markets Mini Index Futures	221	USD	10,818	06/17	(557)
MSCI Singapore Index Futures	20	SGD	695	05/17	(5)
Russell 1000 Mini Index Futures	154	USD	10,165	06/17	(81)
Russell 2000 Mini Index Futures	28	USD	1,958	06/17	(49)
S&P 500 E-Mini Index Futures	1,859	USD	221,268	06/17	(1,732)
S&P Mid 400 E-Mini Index Futures	80	USD	13,840	06/17	(187)
S&P/TSX 60 Index Futures	251	CAD	46,023	06/17	(176)
SPI 200 Index Futures	255	AUD	37,695	06/17	(799)
TOPIX Index Futures	300	JPY	4,590,001	06/17	287
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(793)

See accompanying notes which are an integral part of the financial statements.

44 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
Number of	Strike	Notional	Expiration	Fair Value
Call/Put	Contracts	Price	Amount	Date	$
EURO STOXX 50 Index	Put	20,016	2,939.96	EUR	58,846	05/19/17	(18)
S&P 500 Index	Put	64,933	2,134.52	USD	138,601	06/16/17	(213)
Total Liability for Options Written (premiums received $1,653)	(231)
Transactions in options written contracts for the period ended April 30, 2017 were as follows:
Number of	Premiums
Contracts	Received
Outstanding October 31, 2016	166,233	$2,373
Opened	1,968,556	3,607
Closed	(1,966,957)	(3,200)
Expired	(82,883)	(1,127)
Outstanding April 30, 2017	84,949	$1,653

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	2,951	INR	200,150	06/21/17	146
Bank of America	USD	6,346	RUB	377,700	06/21/17	217
Bank of America	AUD	3,100	USD	2,361	06/21/17	42
Bank of America	CNY	309,940	USD	44,462	06/21/17	(252)
Bank of America	HKD	1,050	USD	135	06/21/17	—
Bank of America	KRW	33,902,210	USD	29,690	06/21/17	(122)
Bank of America	TWD	611,760	USD	19,979	06/21/17	(313)
Bank of Montreal	USD	27,682	AUD	36,590	06/21/17	(309)
Bank of Montreal	USD	952	CHF	956	06/21/17	12
Bank of Montreal	USD	2,677	EUR	2,530	06/21/17	86
Bank of Montreal	USD	1,224	MXN	24,714	06/21/17	78
Bank of Montreal	USD	1,938	ZAR	25,774	06/21/17	(25)
Bank of Montreal	AUD	2,774	USD	2,120	05/15/17	43
Bank of Montreal	AUD	12,472	USD	9,529	06/21/17	199
Bank of Montreal	CAD	3,789	USD	2,841	05/15/17	65
Bank of Montreal	CAD	3,400	USD	2,550	06/21/17	57
Bank of Montreal	CHF	2,486	USD	2,491	05/15/17	(10)
Bank of Montreal	EUR	8,735	USD	9,357	05/15/17	(164)
Bank of Montreal	GBP	4,012	USD	5,019	05/15/17	(179)
Bank of Montreal	GBP	142	USD	175	06/21/17	(9)
Bank of Montreal	HKD	3,398	USD	438	06/21/17	1
Bank of Montreal	JPY	700,261	USD	6,270	05/15/17	(15)
Bank of Montreal	JPY	213,620	USD	1,882	06/21/17	(38)
Bank of Montreal	SEK	822	USD	91	06/21/17	(2)
Bank of Montreal	SGD	122	USD	86	06/21/17	(1)
BNP Paribas	USD	949	CHF	956	06/21/17	15
BNP Paribas	USD	2,670	EUR	2,530	06/21/17	92
BNP Paribas	USD	1,224	MXN	24,714	06/21/17	78
BNP Paribas	USD	1,934	ZAR	25,774	06/21/17	(22)
BNP Paribas	AUD	12,472	USD	9,441	06/21/17	110
BNP Paribas	CAD	3,400	USD	2,544	06/21/17	51
BNP Paribas	GBP	142	USD	175	06/21/17	(9)

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 45

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	HKD	3,398	USD	438	06/21/17	1
BNP Paribas	JPY	213,620	USD	1,875	06/21/17	(45)
BNP Paribas	SEK	822	USD	91	06/21/17	(2)
BNP Paribas	SGD	122	USD	86	06/21/17	(1)
Citigroup	USD	2,066	AUD	2,769	05/15/17	7
Citigroup	USD	2,668	CAD	3,640	05/15/17	(2)
Citigroup	USD	2,495	CHF	2,472	05/15/17	(8)
Citigroup	USD	9,676	EUR	8,859	05/15/17	(21)
Citigroup	USD	5,056	GBP	3,914	05/15/17	15
Citigroup	USD	6,027	JPY	672,407	05/15/17	8
Citigroup	AUD	2,774	USD	2,120	05/15/17	43
Citigroup	AUD	2,769	USD	2,065	06/07/17	(7)
Citigroup	CAD	3,789	USD	2,841	05/15/17	65
Citigroup	CAD	3,640	USD	2,669	06/07/17	1
Citigroup	CHF	2,486	USD	2,491	05/15/17	(10)
Citigroup	CHF	2,472	USD	2,498	06/07/17	8
Citigroup	EUR	8,735	USD	9,350	05/15/17	(171)
Citigroup	EUR	8,859	USD	9,686	06/07/17	20
Citigroup	GBP	4,012	USD	5,012	05/15/17	(186)
Citigroup	GBP	3,914	USD	5,060	06/07/17	(14)
Citigroup	JPY	700,261	USD	6,274	05/15/17	(11)
Citigroup	JPY	672,407	USD	6,031	06/07/17	(9)
Citigroup	ZAR	166,710	USD	11,879	06/21/17	(490)
Commonwealth Bank of Australia	USD	952	CHF	956	06/21/17	11
Commonwealth Bank of Australia	USD	2,679	EUR	2,530	06/21/17	84
Commonwealth Bank of Australia	USD	1,223	MXN	24,714	06/21/17	79
Commonwealth Bank of Australia	USD	1,935	ZAR	25,774	06/21/17	(22)
Commonwealth Bank of Australia	AUD	12,472	USD	9,519	06/21/17	189
Commonwealth Bank of Australia	CAD	3,400	USD	2,550	06/21/17	57
Commonwealth Bank of Australia	GBP	142	USD	175	06/21/17	(9)
Commonwealth Bank of Australia	HKD	3,398	USD	438	06/21/17	1
Commonwealth Bank of Australia	JPY	213,620	USD	1,883	06/21/17	(37)
Commonwealth Bank of Australia	SEK	822	USD	91	06/21/17	(2)
Commonwealth Bank of Australia	SGD	122	USD	86	06/21/17	(1)
HSBC	USD	2,067	AUD	2,769	05/15/17	6
HSBC	USD	2,668	CAD	3,640	05/15/17	(2)
HSBC	USD	2,497	CHF	2,472	05/15/17	(10)
HSBC	USD	9,686	EUR	8,859	05/15/17	(30)
HSBC	USD	5,065	GBP	3,914	05/15/17	6
HSBC	USD	6,034	JPY	672,407	05/15/17	1
HSBC	AUD	2,769	USD	2,066	06/07/17	(6)
HSBC	CAD	3,640	USD	2,669	06/07/17	2
HSBC	CHF	2,472	USD	2,500	06/07/17	10
HSBC	EUR	8,859	USD	9,696	06/07/17	29
HSBC	GBP	3,914	USD	5,068	06/07/17	(6)
HSBC	JPY	672,407	USD	6,039	06/07/17	(1)
Royal Bank of Canada	USD	2,068	AUD	2,769	05/15/17	5
Royal Bank of Canada	USD	2,668	CAD	3,640	05/15/17	(1)
Royal Bank of Canada	USD	2,495	CHF	2,472	05/15/17	(8)
Royal Bank of Canada	USD	950	CHF	956	06/21/17	14
Royal Bank of Canada	USD	9,681	EUR	8,859	05/15/17	(25)
Royal Bank of Canada	USD	2,671	EUR	2,530	06/21/17	91
Royal Bank of Canada	USD	5,064	GBP	3,914	05/15/17	7

See accompanying notes which are an integral part of the financial statements.

46 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	USD	6,030	JPY	672,407	05/15/17	4
Royal Bank of Canada	USD	1,224	MXN	24,714	06/21/17	78
Royal Bank of Canada	USD	1,935	ZAR	25,774	06/21/17	(22)
Royal Bank of Canada	AUD	2,774	USD	2,121	05/15/17	44
Royal Bank of Canada	AUD	2,769	USD	2,067	06/07/17	(5)
Royal Bank of Canada	AUD	12,472	USD	9,455	06/21/17	124
Royal Bank of Canada	CAD	3,789	USD	2,841	05/15/17	65
Royal Bank of Canada	CAD	3,640	USD	2,669	06/07/17	1
Royal Bank of Canada	CAD	3,400	USD	2,545	06/21/17	52
Royal Bank of Canada	CHF	2,486	USD	2,490	05/15/17	(10)
Royal Bank of Canada	CHF	2,472	USD	2,498	06/07/17	8
Royal Bank of Canada	EUR	8,735	USD	9,349	05/15/17	(172)
Royal Bank of Canada	EUR	8,859	USD	9,691	06/07/17	24
Royal Bank of Canada	GBP	4,012	USD	5,013	05/15/17	(185)
Royal Bank of Canada	GBP	3,914	USD	5,067	06/07/17	(7)
Royal Bank of Canada	GBP	142	USD	175	06/21/17	(9)
Royal Bank of Canada	HKD	3,398	USD	438	06/21/17	1
Royal Bank of Canada	JPY	700,261	USD	6,272	05/15/17	(12)
Royal Bank of Canada	JPY	672,407	USD	6,035	06/07/17	(5)
Royal Bank of Canada	JPY	213,620	USD	1,877	06/21/17	(43)
Royal Bank of Canada	SEK	822	USD	91	06/21/17	(2)
Royal Bank of Canada	SGD	122	USD	86	06/21/17	(1)
Standard Chartered	USD	952	CHF	956	06/21/17	12
Standard Chartered	USD	2,677	EUR	2,530	06/21/17	86
Standard Chartered	USD	1,223	MXN	24,714	06/21/17	79
Standard Chartered	USD	1,934	ZAR	25,774	06/21/17	(22)
Standard Chartered	AUD	12,472	USD	9,527	06/21/17	197
Standard Chartered	CAD	3,400	USD	2,550	06/21/17	57
Standard Chartered	GBP	142	USD	175	06/21/17	(9)
Standard Chartered	HKD	3,398	USD	438	06/21/17	1
Standard Chartered	JPY	213,620	USD	1,881	06/21/17	(39)
Standard Chartered	SEK	822	USD	91	06/21/17	(2)
Standard Chartered	SGD	122	USD	86	06/21/17	(1)
State Street	USD	16	AUD	21	05/15/17	—
State Street	USD	448	CAD	599	05/15/17	(9)
State Street	USD	56	CHF	56	05/15/17	—
State Street	USD	492	GBP	394	05/15/17	18
State Street	USD	58	HKD	454	05/15/17	—
State Street	USD	3,945	HKD	30,676	05/15/17	(1)
State Street	USD	1,005	JPY	111,414	05/15/17	(5)
State Street	USD	111	SEK	994	05/15/17	1
State Street	USD	4,097	SEK	36,134	05/15/17	(15)
State Street	USD	23	SGD	32	05/15/17	—
State Street	USD	1,421	SGD	1,984	05/15/17	(1)
State Street	EUR	496	USD	529	05/15/17	(11)
State Street	HKD	31,130	USD	4,010	05/15/17	7
State Street	HKD	30,676	USD	3,947	06/07/17	1
State Street	RUB	880,290	USD	15,347	06/21/17	51
State Street	SEK	37,128	USD	4,170	05/15/17	(24)
State Street	SEK	36,134	USD	4,101	06/07/17	15
State Street	SGD	2,016	USD	1,443	05/15/17	—
State Street	SGD	1,984	USD	1,421	06/07/17	1
UBS	USD	2,067	AUD	2,769	05/15/17	6

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 47

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
Unrealized
Appreciation
Amount	Amount	(Depreciation)
Counterparty	Sold	Bought	Settlement Date	$
UBS	USD	2,668	CAD	3,640	05/15/17	(2)
UBS	USD	2,493	CHF	2,472	05/15/17	(6)
UBS	USD	9,673	EUR	8,859	05/15/17	(17)
UBS	USD	5,059	GBP	3,914	05/15/17	12
UBS	USD	6,025	JPY	672,407	05/15/17	10
UBS	AUD	2,774	USD	2,120	05/15/17	43
UBS	AUD	2,769	USD	2,066	06/07/17	(6)
UBS	CAD	3,789	USD	2,841	05/15/17	64
UBS	CAD	3,640	USD	2,669	06/07/17	2
UBS	CHF	2,486	USD	2,490	05/15/17	(11)
UBS	CHF	2,472	USD	2,496	06/07/17	6
UBS	EUR	8,735	USD	9,348	05/15/17	(172)
UBS	EUR	8,859	USD	9,684	06/07/17	18
UBS	GBP	4,012	USD	5,014	05/15/17	(185)
UBS	GBP	3,914	USD	5,063	06/07/17	(11)
UBS	JPY	700,261	USD	6,271	05/15/17	(14)
UBS	JPY	672,407	USD	6,030	06/07/17	(11)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts	(514)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
Fund (Pays)/
Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount	Fixed Rate	Date	$
CDX Emerging Markets Index	Bank of America	USD	62,700	(1.000%)	06/20/22	2,706
CDX Investment Grade Index	Bank of America	USD	72,000	1.000%	06/20/22	1,321
CDX NA High Yield Index	Goldman Sachs	USD	82,600	5.000%	06/20/22	6,550
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $9,736	10,577

Presentation of Portfolio Holdings

Amounts in thousands
Fair Value
Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Investments in Affiliated Funds	$2,215,650	$—	$—	$—	$2,215,650	97.6
Options Purchased	—	6,507	—	—	6,507	0.3
Short-Term Investments	—	—	—	11,232	11,232	0.5
Total Investments	2,215,650	6,507	—	11,232	2,233,389	98.4
Other Assets and Liabilities, Net	1.6
100.0

See accompanying notes which are an integral part of the financial statements.

48 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total	% of Net Assets
Other Financial Instruments
Assets
Futures Contracts	5,955	—	—	—	5,955	0.3
Foreign Currency Exchange Contracts	—	3,140	—	—	3,140	0.1
Credit Default Swap Contracts	—	10,577	—	—	10,577	0.5
'
Liabilities
Futures Contracts	(6,748)	—	—	—	(6,748)	(0.3)
Options Written	—	(231)	—	—	(231)	(—)*
Foreign Currency Exchange Contracts	—	(3,654)	—	—	(3,654)	(0.2)
Total Other Financial Instruments*	$(793)	$9,832	$—	$—	$9,039

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 49

Russell Investment Company
Balanced Strategy Fund

Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$6,507	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	3,140
Variation margin on futures contracts**	5,955	—	—
Credit default swap contracts, at fair value	—	10,577	—
Total	$552	$10,577	$3,140

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$6,748	$—	$—
Unrealized depreciation on foreign currency exchange contracts	—	—	3,654
Options written, at fair value	231	—	—
Total	$6,979	$—	$3,654
			Foreign
	Equity	Credit	Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$(127)	$—	$—
Futures contracts	(15,735)	—	—
Options written	4,193	—	—
Total return swap contracts	257	—	—
Credit default swap contracts	—	6,169	—
Foreign currency-related transactions****	—	—	9,987
Total	$(11,412)	$6,169	$9,987

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments*****	$2,095	$—	$—
Futures contracts	(1,081)	—	—
Options written	333	—	—
Total return swap contracts	(984)	—	—
Credit default swap contracts	—	406	—
Foreign currency-related transactions******	—	—	(7,904)
Total	$363	$406	$(7,904)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
****** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

50 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$6,507	$ — $	6,507
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	3,140	—	3,140
Futures Contracts	Variation margin on futures contracts	1,319	—	1,319
Credit Default Swap Contracts	Credit default swap contracts, at fair value	10,577	—	10,577
Total Financial and Derivative Assets		21,543	—	21,543
Financial and Derivative Assets not subject to a netting agreement		(11,898)	—	(11,898)
Total Financial and Derivative Assets subject to a netting agreement		$9,645	$ — $	9,645

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$405	$405	$—	$ —
Bank of Montreal	540	491	—	49
BNP Paribas	348	80	—	268
Citigroup	167	167	—	—
Commonwealth Bank of Australia	421	71	—	350
HSBC	53	53	—	—
JPMorgan Chase	6,506	231	—	6,275
Royal Bank of Canada	518	235	—	283
Standard Chartered	432	73	—	359
State Street	94	42	—	52
UBS	161	161	—	—
Total	$9,645	$2,009	$—	$ 7,636

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 51

Russell Investment Company
Balanced Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$411	$ — $	411
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	3,654	—	3,654
Options Written Contracts	Options written, at fair value	231	—	231
Total Financial and Derivative Liabilities		4,296	—	4,296
Financial and Derivative Liabilities not subject to a netting agreement		(412)	—	(412)
Total Financial and Derivative Liabilities subject to a netting agreement		$3,884	$ — $	3,884

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$687	$405	$282	$—
Bank of Montreal	751	491	—	260
BNP Paribas	80	80	—	—
Citigroup	929	167	—	762
Commonwealth Bank of Australia	71	71	—	—
HSBC	54	53	—	1
JPMorgan Chase	231	231	—	—
Royal Bank of Canada	507	235	—	272
Standard Chartered	73	73	—	—
State Street	66	42	—	24
UBS	435	161	—	274
Total	$3,884	$2,009	$282	$1,593

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

52 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$2,053,708
Investments, at fair value(>)	2,233,389
Cash (restricted)(a)(b)	42,790
Unrealized appreciation on foreign currency exchange contracts	3,140
Receivables:
Dividends from affiliated funds	11
Investments sold	2,539
Fund shares sold	1,258
Variation margin on futures contracts	1,319
Prepaid expenses	23
Credit default swap contracts, at fair value(+)	10,577
Total assets	2,295,046

Liabilities
Payables:
Due to custodian	141
Due to broker (c)	16,724
Fund shares redeemed	3,338
Accrued fees to affiliates	1,324
Other accrued expenses	240
Variation margin on futures contracts	411
Unrealized depreciation on foreign currency exchange contracts	3,654
Options written, at fair value(x)	231
Total liabilities	26,063

Net Assets	$2,268,983

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 53

Russell Investment Company
Balanced Strategy Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(10,643)
Accumulated net realized gain (loss)	24,341
Unrealized appreciation (depreciation) on:
Investments	179,681
Futures contracts	(793)
Options written	1,422
Credit default swap contracts	841
Foreign currency-related transactions	(514)
Shares of beneficial interest	2,011
Additional paid-in capital	2,072,637
Net Assets	$2,268,983

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$11.33
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$12.02
Class A — Net assets	$785,517,292
Class A — Shares outstanding ($.01 par value)	69,341,563
Net asset value per share: Class C(#)	$11.12
Class C — Net assets	$852,303,674
Class C — Shares outstanding ($.01 par value)	76,614,711
Net asset value per share: Class E(#)	$11.39
Class E — Net assets	$17,660,333
Class E — Shares outstanding ($.01 par value)	1,550,340
Net asset value per share: Class R1(#)	$11.47
Class R1 — Net assets	$51,498,976
Class R1 — Shares outstanding ($.01 par value)	4,490,930
Net asset value per share: Class R4(#)	$11.36
Class R4 — Net assets	$83,437,891
Class R4 — Shares outstanding ($.01 par value)	7,341,750
Net asset value per share: Class R5(#)	$11.39
Class R5 — Net assets	$64,736,503
Class R5 — Shares outstanding ($.01 par value)	5,683,757
Net asset value per share: Class S(#)	$11.46
Class S — Net assets	$413,828,467
Class S — Shares outstanding ($.01 par value)	36,102,555
Amounts in thousands
(>) Investments in affiliated funds	$2,226,882
(x) Premiums received on options written	$1,653
(+) Credit default swap contracts - premiums paid (received)	$9,736

(a) Cash Collateral for Futures	$26,700
(b) Cash Collateral for Swaps	$16,090
(c) Due to Broker for Swaps	$16,724
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

54 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$45,416

Expenses
Advisory fees	2,356
Administrative fees	501
Custodian fees	38
Distribution fees - Class A	984
Distribution fees - Class C	3,267
Distribution fees - Class R5	87
Transfer agent fees - Class A	788
Transfer agent fees - Class C	871
Transfer agent fees - Class E	20
Transfer agent fees - Class R1	113
Transfer agent fees - Class R4	91
Transfer agent fees - Class R5	70
Transfer agent fees - Class S	403
Professional fees	49
Registration fees	70
Shareholder servicing fees - Class C	1,089
Shareholder servicing fees - Class E	25
Shareholder servicing fees - Class R4	114
Shareholder servicing fees - Class R5	87
Trustees’ fees	43
Printing fees	149
Miscellaneous	12
Expenses before reductions	11,227
Expense reductions	(2,883)
Net expenses	8,344
Net investment income (loss)	37,072

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	7,912
Futures contracts	(15,735)
Options written	4,193
Total return swap contracts	257
Credit default swap contracts	6,169
Foreign currency-related transactions	9,993
Capital gain distributions from affiliated funds	33,124
Net realized gain (loss)	45,913
Net change in unrealized appreciation (depreciation) on:
Investments	81,378
Futures contracts	(1,081)
Options written	333
Total return swap contracts	(984)
Credit default swap contracts	406
Foreign currency-related transactions	(7,904)
Net change in unrealized appreciation (depreciation)	72,148
Net realized and unrealized gain (loss)	118,061
Net Increase (Decrease) in Net Assets from Operations	$155,133

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 55

Russell Investment Company
Balanced Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$37,072	$52,832
Net realized gain (loss)	45,913	114,568
Net change in unrealized appreciation (depreciation)	72,148	(70,380)
Net increase (decrease) in net assets from operations	155,133	97,020

Distributions
From net investment income
Class A	(18,014)	(19,536)
Class C	(17,095)	(16,534)
Class E	(493)	(654)
Class R1	(2,827)	(4,092)
Class R4	(1,988)	(3,065)
Class R5	(1,471)	(1,657)
Class S	(9,281)	(10,331)
From net realized gain
Class A	(39,167)	(64,986)
Class C	(44,503)	(78,692)
Class E	(1,128)	(2,454)
Class R1	(5,901)	(13,573)
Class R4	(4,462)	(10,810)
Class R5	(3,458)	(6,598)
Class S	(19,550)	(33,009)
Net decrease in net assets from distributions	(169,338)	(265,991)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(176,451)	(343,648)
Total Net Increase (Decrease) in Net Assets	(190,656)	(512,619)

Net Assets
Beginning of period	2,459,639	2,972,258
End of period	$2,268,983	$2,459,639
Undistributed (overdistributed) net investment income included in net assets	$(10,643)	$3,454

See accompanying notes which are an integral part of the financial statements.

56 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	2,035	$22,712	4,512	$50,186
Proceeds from reinvestment of distributions	5,204	56,469	7,696	83,491
Payments for shares redeemed	(8,724)	(97,674)	(16,733)	(185,377)
Net increase (decrease)	(1,485)	(18,493)	(4,525)	(51,700)
Class C
Proceeds from shares sold	2,780	30,538	5,536	60,370
Proceeds from reinvestment of distributions	5,742	61,233	8,878	94,675
Payments for shares redeemed	(13,096)	(143,925)	(24,801)	(270,937)
Net increase (decrease)	(4,574)	(52,154)	(10,387)	(115,892)
Class E
Proceeds from shares sold	117	1,326	225	2,508
Proceeds from reinvestment of distributions	147	1,600	281	3,061
Payments for shares redeemed	(781)	(8,681)	(1,505)	(16,702)
Net increase (decrease)	(517)	(5,755)	(999)	(11,133)
Class R1
Proceeds from shares sold	766	8,661	2,239	25,025
Proceeds from reinvestment of distributions	794	8,725	1,612	17,662
Payments for shares redeemed	(7,823)	(88,786)	(9,577)	(106,218)
Net increase (decrease)	(6,263)	(71,400)	(5,726)	(63,531)
Class R4
Proceeds from shares sold	441	4,946	936	10,414
Proceeds from reinvestment of distributions	592	6,449	1,276	13,875
Payments for shares redeemed	(3,777)	(42,869)	(4,844)	(53,911)
Net increase (decrease)	(2,744)	(31,474)	(2,632)	(29,622)
Class R5
Proceeds from shares sold	257	2,907	927	10,234
Proceeds from reinvestment of distributions	452	4,929	758	8,255
Payments for shares redeemed	(1,397)	(15,768)	(3,689)	(41,337)
Net increase (decrease)	(688)	(7,932)	(2,004)	(22,848)
Class S
Proceeds from shares sold	3,851	43,455	6,405	71,543
Proceeds from reinvestment of distributions	2,583	28,368	3,911	42,872
Payments for shares redeemed	(5,394)	(61,066)	(14,582)	(163,337)
Net increase (decrease)	1,040	10,757	(4,266)	(48,922)
Total increase (decrease)	(15,231)	$(176,451)	(30,539)	$(343,648)

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 57

Russell Investment Company
Balanced Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.
		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2017*	11.41	.20	.55	.75	(.26)	(.57)
October 31, 2016	12.07	.25	.23	.48	(.26)	(.88)
October 31, 2015	12.43	.34	(.37)	(.03)	(.33)	—
October 31, 2014	11.89	.21	.53	.74	(.20)	—
October 31, 2013	10.78	.22	1.10	1.32	(.21)	—
October 31, 2012	10.20	.22	.57	.79	(.21)	—

Class C
April 30, 2017*	11.22	.16	.53	.69	(.22)	(.57)
October 31, 2016	11.89	.16	.23	.39	(.18)	(.88)
October 31, 2015	12.26	.24	(.36)	(.12)	(.25)	—
October 31, 2014	11.76	.12	.52	.64	(.14)	—
October 31, 2013	10.69	.14	1.09	1.23	(.16)	—
October 31, 2012	10.11	.14	.58	.72	(.14)	—

Class E
April 30, 2017*	11.47	.22	.52	.74	(.25)	(.57)
October 31, 2016	12.13	.26	.21	.47	(.25)	(.88)
October 31, 2015	12.48	.36	(.40)	(.04)	(.31)	—
October 31, 2014	11.94	.22	.52	.74	(.20)	—
October 31, 2013	10.82	.25	1.08	1.33	(.21)	—
October 31, 2012	10.23	.22	.58	.80	(.21)	—

Class R1
April 30, 2017*	11.54	.24	.53	.77	(.27)	(.57)
October 31, 2016	12.20	.30	.20	.50	(.28)	(.88)
October 31, 2015	12.55	.38	(.37)	.01	(.36)	—
October 31, 2014	12.00	.27	.52	.79	(.24)	—
October 31, 2013	10.86	.27	1.12	1.39	(.25)	—
October 31, 2012	10.28	.25	.59	.84	(.26)	—

Class R4(1)
April 30, 2017*	11.44	.20	.55	.75	(.26)	(.57)
October 31, 2016	12.10	.25	.22	.47	(.25)	(.88)
October 31, 2015	12.46	.35	(.38)	(.03)	(.33)	—
October 31, 2014	11.92	.24	.51	.75	(.21)	—
October 31, 2013	10.80	.24	1.11	1.35	(.23)	—
October 31, 2012	10.21	.23	.59	.82	(.23)	—

Class R5(2)
April 30, 2017*	11.47	.19	.54	.73	(.24)	(.57)
October 31, 2016	12.13	.22	.22	.44	(.22)	(.88)
October 31, 2015	12.48	.33	(.39)	(.06)	(.29)	—
October 31, 2014	11.94	.22	.51	.73	(.19)	—
October 31, 2013	10.83	.23	1.08	1.31	(.20)	—
October 31, 2012	10.23	.24	.56	.80	(.20)	—

Class S
April 30, 2017*	11.54	.21	.55	.76	(.27)	(.57)
October 31, 2016	12.19	.27	.24	.51	(.28)	(.88)
October 31, 2015	12.55	.36	(.37)	(.01)	(.35)	—
October 31, 2014	12.00	.25	.52	.77	(.22)	—
October 31, 2013	10.87	.25	1.12	1.37	(.24)	—
October 31, 2012	10.28	.24	.59	.83	(.24)	—

See accompanying notes which are an integral part of the financial statements.

58 Balanced Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.83)	11.33	7.02	785,517.72		.45	1.80	11
(1.14)	11.41	4.56	808,160.72		.44	2.24	16
(.33)	12.07	(.31)	909,827.72		.48	2.75	35
(.20)	12.43	6.30	1,058,976.72		.56	1.74	19
(.21)	11.89	12.47	1,093,788.71		.57	1.99	11
(.21)	10.78	7.94	1,068,990.70		.56	2.07	20

(.79)	11.12	6.64	852,304	1.47	1.20	1.42	11
(1.06)	11.22	3.80	910,762	1.47	1.19	1.47	16
(.25)	11.89	(1.05)	1,089,189	1.47	1.23	1.95	35
(.14)	12.26	5.51	1,252,253	1.47	1.31	.98	19
(.16)	11.76	11.60	1,300,173	1.46	1.32	1.22	11
(.14)	10.69	7.22	1,283,125	1.45	1.31	1.32	20

(.82)	11.39	6.91	17,660.72		.57	1.97	11
(1.13)	11.47	4.38	23,708.72		.57	2.35	16
(.31)	12.13	(.32)	37,184.72		.56	2.93	35
(.20)	12.48	6.26	64,210.72		.56	1.81	19
(.21)	11.94	12.50	88,974.71		.57	2.22	11
(.21)	10.82	7.98	129,301.70		.56	2.16	20

(.84)	11.47	7.13	51,499.47		.26	2.11	11
(1.16)	11.54	4.70	124,091.47		.26	2.68	16
(.36)	12.20	.04	200,991.47		.23	3.03	35
(.24)	12.55	6.63	265,650.47		.17	2.24	19
(.25)	12.00	13.00	306,020.46		.17	2.36	11
(.26)	10.86	8.36	279,572.45		.14	2.34	20

(.83)	11.36	7.03	83,438.72		.51	1.78	11
(1.13)	11.44	4.46	115,400.72		.51	2.25	16
(.33)	12.10	(.31)	153,931.72		.48	2.86	35
(.21)	12.46	6.39	206,600.72		.42	1.99	19
(.23)	11.92	12.67	276,656.71		.42	2.15	11
(.23)	10.80	8.23	267,734.70		.39	2.24	20

(.81)	11.39	6.80	64,737.97		.76	1.66	11
(1.10)	11.47	4.18	73,055.97		.76	2.00	16
(.29)	12.13	(.48)	101,555.97		.73	2.71	35
(.19)	12.48	6.17	144,430.97		.67	1.82	19
(.20)	11.94	12.32	212,516.96		.67	2.01	11
(.20)	10.83	7.95	261,491.95		.64	2.34	20

(.84)	11.46	7.10	413,828.47		.32	1.87	11
(1.16)	11.54	4.73	404,463.47		.32	2.43	16
(.35)	12.19	(.13)	479,581.47		.31	2.93	35
(.22)	12.55	6.52	566,395.47		.31	2.03	19
(.24)	12.00	12.77	614,376.46		.32	2.20	11
(.24)	10.87	8.26	548,418.45		.31	2.30	20

See accompanying notes which are an integral part of the financial statements.

Balanced Strategy Fund 59

Russell Investment Company
Balanced Strategy Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$88,441
Administration fees	79,986
Distribution fees	701,403
Shareholder servicing fees	209,936
Transfer agent fees	230,786
Trustee fees	13,889
$1,324,441

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:

	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
Commodity Strategies Fund	$78,162	$1,146	$6,778	$(1,159	) $	715	$72,086	$—	$—
Global Infrastructure Fund	72,525	3,246	12,066	1,142		1,548	66,395	1,226	2,020
Global Real Estate Securities Fund	23,447	28,216	8,275	(159)		(1,370)	41,859	1,555	2,646
Select U.S. Equity Fund	188,349	75,522	61,352	1,842		21,769	226,130	1,483	—
U.S. Defensive Equity Fund	48,589	3,506	10,049	2,643		(1,135)	43,554	254	3,251
U.S. Dynamic Equity Fund	169,694	7,531	103,948	10,472		4,853	88,602	1,109	6,414
U.S. Small Cap Equity Fund	142,666	2,904	28,165	534		22,220	140,159	961	290
Global Opportunistic Credit Fund	242,915	7,592	26,449	(729)		3,060	226,389	6,386	—
Strategic Bond Fund	559,742	19,848	121,279	(2,645)		(22,543)	433,123	16,680	3,147
Unconstrained Total Return Fund	97,339	75,215	13,193	(104)		(458)	158,799	2,228	233
Emerging Markets Fund	169,564	2,991	31,754	(2,483)		17,347	155,665	2,027	—
Global Equity Fund	243,040	27,410	37,583	2,233		7,824	242,924	3,817	15,123
Select International Equity Fund	243,459	5,565	39,729	(3,572)		22,367	228,090	5,565	—
Multi-Strategy Income Fund	97,221	2,635	11,094	20		3,093	91,875	2,044	—
U.S. Cash Management Fund	41,666	121,703	152,134	4		(7)	11,232	81	—
	$2,418,378	$385,030	$663,848	$8,039		$79,283	$2,226,882	$45,416	$33,124

Federal Income Taxes

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$2,072,389,904
Unrealized Appreciation	$201,772,441
Unrealized Depreciation	(40,773,067)
Net Unrealized Appreciation (Depreciation)	$160,999,374

See accompanying notes which are an integral part of the financial statements.

60 Balanced Strategy Fund

Russell Investment Company
Growth Strategy Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2016	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2017	$1,091.90	$1,021.97
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$2.96	$2.86
Fund is from November 1, 2016 to April 30, 2017.	* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed. Without any
Performance” provides information about actual account values	waivers and/or reimbursements, expenses would have been higher.
and actual expenses. You may use the information in this column,

together with the amount you invested, to estimate the expenses			Hypothetical
that you paid over the period. Simply divide your account value by			Performance (5%
$1,000 (for example, an $8,600 account value divided by $1,000		Actual	return before
	Class C	Performance	expenses)
= 8.6), then multiply the result by the number in the first column	Beginning Account Value
in the row entitled “Expenses Paid During Period” to estimate	November 1, 2016	$1,000.00	$1,000.00
the expenses you paid on your account during this period.	Ending Account Value
	April 30, 2017	$1,088.00	$1,018.25
Hypothetical Example for Comparison Purposes	Expenses Paid During Period*	$6.83	$6.61
The information in the table under the heading “Hypothetical
* Expenses are equal to the Fund's annualized expense ratio of 1.32%
Performance (5% return before expenses)” provides information	(representing the six month period annualized), multiplied by the average
about hypothetical account values and hypothetical expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
based on the Fund’s actual expense ratio and an assumed rate of	year period). May reflect amounts waived and/or reimbursed. Without any
return of 5% per year before expenses, which is not the Fund’s	waivers and/or reimbursements, expenses would have been higher.

actual return. The hypothetical account values and expenses			Hypothetical
may not be used to estimate the actual ending account balance or			Performance (5%
expenses you paid for the period. You may use this information		Actual	return before
to compare the ongoing costs of investing in the Fund and other	Class E	Performance	expenses)
Beginning Account Value
funds. To do so, compare this 5% hypothetical example with the	November 1, 2016	$1,000.00	$1,000.00
5% hypothetical examples that appear in the shareholder reports	Ending Account Value
of other funds.	April 30, 2017	$1,091.50	$1,021.97
	Expenses Paid During Period*	$2.96	$2.86

* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

Growth Strategy Fund 61

Russell Investment Company
Growth Strategy Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R1	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,093.40	$1,023.46
Expenses Paid During Period*	$1.40	$1.35

* Expenses are equal to the Fund's annualized expense ratio of 0.27%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,091.80	$1,022.22
Expenses Paid During Period*	$2.70	$2.61

* Expenses are equal to the Fund's annualized expense ratio of 0.52%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,090.40	$1,020.98
Expenses Paid During Period*	$3.99	$3.86

* Expenses are equal to the Fund's annualized expense ratio of 0.77%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,093.20	$1,023.21
Expenses Paid During Period*	$1.66	$1.61

* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed. Without any waivers and/or reimbursements, expenses would have been higher.

62 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
			Fair
			Value
	Shares		$
Investments in Affiliated Funds - 97.6%
Alternative - 8.5%
Commodity Strategies Fund Class Y	8,168,778		44,602
Global Infrastructure Fund Class Y	3,652,085		43,423
Global Real Estate Securities Fund Class Y	1,197,510		40,380
			128,405

Domestic Equities - 33.9%
Select U.S. Equity Fund Class Y	17,842,258		220,173
U.S. Defensive Equity Fund Class Y	1,451,085		73,672
U.S. Dynamic Equity Fund Class Y	6,996,049		76,537
U.S. Small Cap Equity Fund Class Y	4,462,858		143,659
			514,041

Fixed Income - 21.1%
Global Opportunistic Credit Fund Class Y	12,051,013		118,341
Strategic Bond Fund Class Y	7,164,538		75,801
Unconstrained Total Return Fund Class Y	12,697,112		126,463
			320,605

International Equities - 34.1%
Emerging Markets Fund Class Y	7,182,308		131,149
Global Equity Fund Class Y	17,480,363		188,788
Select International Equity Fund Class Y	21,348,279		198,539
			518,476

Total Investments in Affiliated Funds
(cost $1,355,124)			1,481,527

Options Purchased - 0.1%
(Number of Contracts)
EURO STOXX 50 Index
May 2017 3,303.33 Call (4,957)	EUR 16,375 (ÿ)		1,235
S&P 500 Index
Jun 2017 2,395.40 Call (16,022)	USD 38,379 (ÿ)		375
Total Options Purchased
(cost $1,157)			1,610

Short-Term Investments - 0.7%
U.S. Cash Management Fund	10,265,668	(8)	10,268
Total Short-Term Investments
(cost $10,267)			10,268

Total Investments 98.4%
(identified cost $1,366,548)			1,493,405

Other Assets and Liabilities, Net - 1.6%			25,052
Net Assets - 100.0%			1,518,457

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 63

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	111	EUR	11,470	05/17	280
CAC40 Euro Index Futures	636	EUR	33,167	05/17	1,892
DAX Index Futures	99	EUR	30,857	06/17	1,212
EURO STOXX 50 Index Futures	28	EUR	982	06/17	54
FTSE/MIB Index Futures	70	EUR	7,102	06/17	458
IBEX 35 Index Futures	105	EUR	11,264	05/17	591
OMXS30 Index Futures	446	SEK	72,163	05/17	355
Russell 2000 Mini Index Futures	22	USD	1,538	06/17	43
S&P 500 E-Mini Index Futures	77	USD	9,165	06/17	63
United States 2 Year Treasury Note Futures	73	USD	15,812	06/17	23
United States 5 Year Treasury Note Futures	260	USD	30,786	06/17	215
United States 10 Year Treasury Note Futures	173	USD	21,749	06/17	211
United States Long Bond Futures	12	USD	1,836	06/17	34
Short Positions
Dow Jones U.S. Real Estate Index Futures	400	USD	12,464	06/17	(541)
FTSE 100 Index Futures	74	GBP	5,302	06/17	116
Hang Seng Index Futures	6	HKD	7,368	05/17	(12)
MSCI Emerging Markets Mini Index Futures	119	USD	5,825	06/17	(305)
MSCI Singapore Index Futures	7	SGD	243	05/17	(2)
Russell 1000 Mini Index Futures	122	USD	8,053	06/17	(64)
S&P 500 E-Mini Index Futures	1,189	USD	141,520	06/17	(1,108)
S&P Mid 400 E-Mini Index Futures	65	USD	11,245	06/17	(152)
S&P/TSX 60 Index Futures	177	CAD	32,455	06/17	(124)
SPI 200 Index Futures	201	AUD	29,713	06/17	(630)
TOPIX Index Futures	142	JPY	2,172,600	06/17	136
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					2,745

Options Written
Amounts in thousands (except contract amounts)

Number of	Strike	Notional	Expiration	Fair Value
Call/Put	Contracts	Price	Amount	Date	$
EURO STOXX 50 Index	Put	4,957	2,939.96	EUR	14,573	05/19/17	(4)
S&P 500 Index	Put	16,022	2,134.52	USD	34,199	06/16/17	(53)
Total Liability for Options Written (premiums received $409)	(57)

Transactions in options written contracts for the period ended April 30, 2017 were as follows:
Number of	Premiums
Contracts	Received
Outstanding October 31, 2016	141,886	$2,016
Opened	487,619	893
Closed	(536,100)	(1,522)
Expired	(72,426)	(978)
Outstanding April 30, 2017	20,979	$409

See accompanying notes which are an integral part of the financial statements.

64 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	5,045	EUR	4,700	06/21/17	87
Bank of America	USD	3,173	RUB	188,850	06/21/17	108
Bank of America	CNY	214,100	USD	30,713	06/21/17	(174)
Bank of America	KRW	27,737,920	USD	24,292	06/21/17	(100)
Bank of America	TWD	501,900	USD	16,391	06/21/17	(256)
Bank of Montreal	USD	14,042	AUD	18,560	06/21/17	(156)
Bank of Montreal	USD	1,380	CHF	1,386	06/21/17	17
Bank of Montreal	USD	3,022	EUR	2,856	06/21/17	97
Bank of Montreal	USD	463	GBP	376	06/21/17	25
Bank of Montreal	USD	727	JPY	82,574	06/21/17	15
Bank of Montreal	USD	565	MXN	11,406	06/21/17	36
Bank of Montreal	USD	66	SEK	594	06/21/17	1
Bank of Montreal	USD	969	ZAR	12,888	06/21/17	(13)
Bank of Montreal	AUD	1,771	USD	1,354	05/15/17	28
Bank of Montreal	AUD	14,274	USD	10,906	06/21/17	227
Bank of Montreal	CAD	2,420	USD	1,814	05/15/17	41
Bank of Montreal	CAD	794	USD	595	06/21/17	13
Bank of Montreal	CHF	1,588	USD	1,590	05/15/17	(6)
Bank of Montreal	EUR	5,578	USD	5,974	05/15/17	(105)
Bank of Montreal	GBP	2,562	USD	3,205	05/15/17	(114)
Bank of Montreal	HKD	900	USD	116	06/21/17	—
Bank of Montreal	JPY	447,116	USD	4,004	05/15/17	(9)
Bank of Montreal	SGD	40	USD	28	06/21/17	—
BNP Paribas	USD	1,375	CHF	1,386	06/21/17	22
BNP Paribas	USD	3,014	EUR	2,856	06/21/17	104
BNP Paribas	USD	463	GBP	376	06/21/17	25
BNP Paribas	USD	725	JPY	82,574	06/21/17	18
BNP Paribas	USD	565	MXN	11,406	06/21/17	36
BNP Paribas	USD	66	SEK	594	06/21/17	1
BNP Paribas	USD	967	ZAR	12,888	06/21/17	(11)
BNP Paribas	AUD	14,274	USD	10,805	06/21/17	126
BNP Paribas	CAD	794	USD	594	06/21/17	12
BNP Paribas	HKD	900	USD	116	06/21/17	—
BNP Paribas	SGD	40	USD	28	06/21/17	—
Citigroup	USD	1,320	AUD	1,769	05/15/17	4
Citigroup	USD	1,705	CAD	2,325	05/15/17	(1)
Citigroup	USD	1,594	CHF	1,580	05/15/17	(5)
Citigroup	USD	6,182	EUR	5,660	05/15/17	(13)
Citigroup	USD	3,230	GBP	2,501	05/15/17	9
Citigroup	USD	3,850	JPY	429,600	05/15/17	5
Citigroup	AUD	1,771	USD	1,354	05/15/17	28
Citigroup	AUD	1,769	USD	1,319	06/07/17	(4)
Citigroup	CAD	2,420	USD	1,814	05/15/17	41
Citigroup	CAD	2,325	USD	1,705	06/07/17	1
Citigroup	CHF	1,588	USD	1,591	05/15/17	(6)
Citigroup	CHF	1,580	USD	1,596	06/07/17	5
Citigroup	EUR	5,578	USD	5,970	05/15/17	(109)
Citigroup	EUR	5,660	USD	6,188	06/07/17	13
Citigroup	GBP	2,562	USD	3,200	05/15/17	(119)
Citigroup	GBP	2,501	USD	3,233	06/07/17	(9)
Citigroup	JPY	447,116	USD	4,006	05/15/17	(7)
Citigroup	JPY	429,600	USD	3,853	06/07/17	(6)
Citigroup	ZAR	73,320	USD	5,225	06/21/17	(216)

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 65

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Commonwealth Bank of Australia	USD	1,381	CHF	1,386	06/21/17	16
Commonwealth Bank of Australia	USD	3,024	EUR	2,856	06/21/17	95
Commonwealth Bank of Australia	USD	463	GBP	376	06/21/17	25
Commonwealth Bank of Australia	USD	728	JPY	82,574	06/21/17	14
Commonwealth Bank of Australia	USD	564	MXN	11,406	06/21/17	37
Commonwealth Bank of Australia	USD	66	SEK	594	06/21/17	1
Commonwealth Bank of Australia	USD	967	ZAR	12,888	06/21/17	(11)
Commonwealth Bank of Australia	AUD	14,274	USD	10,894	06/21/17	216
Commonwealth Bank of Australia	CAD	794	USD	595	06/21/17	13
Commonwealth Bank of Australia	HKD	900	USD	116	06/21/17	—
Commonwealth Bank of Australia	SGD	40	USD	28	06/21/17	—
HSBC	USD	1,321	AUD	1,769	05/15/17	4
HSBC	USD	1,705	CAD	2,325	05/15/17	(1)
HSBC	USD	1,595	CHF	1,580	05/15/17	(6)
HSBC	USD	6,188	EUR	5,660	05/15/17	(20)
HSBC	USD	3,236	GBP	2,501	05/15/17	4
HSBC	USD	3,855	JPY	429,600	05/15/17	1
HSBC	AUD	1,769	USD	1,320	06/07/17	(4)
HSBC	CAD	2,325	USD	1,705	06/07/17	1
HSBC	CHF	1,580	USD	1,597	06/07/17	6
HSBC	EUR	5,660	USD	6,194	06/07/17	19
HSBC	GBP	2,501	USD	3,238	06/07/17	(4)
HSBC	JPY	429,600	USD	3,858	06/07/17	(1)
Royal Bank of Canada	USD	1,321	AUD	1,769	05/15/17	3
Royal Bank of Canada	USD	1,705	CAD	2,325	05/15/17	(1)
Royal Bank of Canada	USD	1,594	CHF	1,580	05/15/17	(5)
Royal Bank of Canada	USD	1,377	CHF	1,386	06/21/17	20
Royal Bank of Canada	USD	6,185	EUR	5,660	05/15/17	(16)
Royal Bank of Canada	USD	3,016	EUR	2,856	06/21/17	103
Royal Bank of Canada	USD	3,235	GBP	2,501	05/15/17	4
Royal Bank of Canada	USD	463	GBP	376	06/21/17	25
Royal Bank of Canada	USD	3,853	JPY	429,600	05/15/17	3
Royal Bank of Canada	USD	726	JPY	82,574	06/21/17	16
Royal Bank of Canada	USD	565	MXN	11,406	06/21/17	36
Royal Bank of Canada	USD	66	SEK	594	06/21/17	1
Royal Bank of Canada	USD	967	ZAR	12,888	06/21/17	(11)
Royal Bank of Canada	AUD	1,771	USD	1,354	05/15/17	28
Royal Bank of Canada	AUD	1,769	USD	1,321	06/07/17	(3)
Royal Bank of Canada	AUD	14,274	USD	10,821	06/21/17	143
Royal Bank of Canada	CAD	2,420	USD	1,814	05/15/17	41
Royal Bank of Canada	CAD	2,325	USD	1,705	06/07/17	1
Royal Bank of Canada	CAD	794	USD	594	06/21/17	12
Royal Bank of Canada	CHF	1,588	USD	1,590	05/15/17	(7)
Royal Bank of Canada	CHF	1,580	USD	1,596	06/07/17	5
Royal Bank of Canada	EUR	5,578	USD	5,969	05/15/17	(110)
Royal Bank of Canada	EUR	5,660	USD	6,191	06/07/17	15
Royal Bank of Canada	GBP	2,562	USD	3,201	05/15/17	(117)
Royal Bank of Canada	GBP	2,501	USD	3,237	06/07/17	(4)
Royal Bank of Canada	HKD	900	USD	116	06/21/17	—
Royal Bank of Canada	JPY	447,116	USD	4,005	05/15/17	(8)
Royal Bank of Canada	JPY	429,600	USD	3,856	06/07/17	(3)
Royal Bank of Canada	SGD	40	USD	28	06/21/17	—
Standard Chartered	USD	1,380	CHF	1,386	06/21/17	17

See accompanying notes which are an integral part of the financial statements.

66 Growth Strategy Fund

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Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Standard Chartered	USD	3,022	EUR	2,856	06/21/17	97
Standard Chartered	USD	463	GBP	376	06/21/17	25
Standard Chartered	USD	727	JPY	82,574	06/21/17	15
Standard Chartered	USD	564	MXN	11,406	06/21/17	37
Standard Chartered	USD	66	SEK	594	06/21/17	1
Standard Chartered	USD	967	ZAR	12,888	06/21/17	(11)
Standard Chartered	AUD	14,274	USD	10,903	06/21/17	225
Standard Chartered	CAD	794	USD	595	06/21/17	13
Standard Chartered	HKD	900	USD	116	06/21/17	—
Standard Chartered	SGD	40	USD	28	06/21/17	—
State Street	USD	7	AUD	9	05/15/17	—
State Street	USD	282	CAD	377	05/15/17	(5)
State Street	USD	32	CHF	32	05/15/17	—
State Street	USD	306	GBP	245	05/15/17	11
State Street	USD	36	HKD	278	05/15/17	—
State Street	USD	2,521	HKD	19,599	05/15/17	—
State Street	USD	632	JPY	70,065	05/15/17	(3)
State Street	USD	69	SEK	621	05/15/17	1
State Street	USD	2,617	SEK	23,086	05/15/17	(9)
State Street	USD	14	SGD	20	05/15/17	—
State Street	USD	908	SGD	1,267	05/15/17	(1)
State Street	EUR	330	USD	352	05/15/17	(8)
State Street	HKD	19,877	USD	2,560	05/15/17	4
State Street	HKD	19,599	USD	2,522	06/07/17	—
State Street	RUB	492,180	USD	8,581	06/21/17	29
State Street	SEK	23,707	USD	2,663	05/15/17	(16)
State Street	SEK	23,086	USD	2,620	06/07/17	9
State Street	SGD	1,287	USD	921	05/15/17	—
State Street	SGD	1,267	USD	908	06/07/17	1
UBS	USD	1,320	AUD	1,769	05/15/17	4
UBS	USD	1,705	CAD	2,325	05/15/17	(1)
UBS	USD	1,593	CHF	1,580	05/15/17	(4)
UBS	USD	6,180	EUR	5,660	05/15/17	(11)
UBS	USD	3,232	GBP	2,501	05/15/17	7
UBS	USD	3,849	JPY	429,600	05/15/17	6
UBS	AUD	1,771	USD	1,354	05/15/17	28
UBS	AUD	1,769	USD	1,320	06/07/17	(4)
UBS	CAD	2,420	USD	1,814	05/15/17	41
UBS	CAD	2,325	USD	1,705	06/07/17	1
UBS	CHF	1,588	USD	1,590	05/15/17	(7)
UBS	CHF	1,580	USD	1,595	06/07/17	4
UBS	EUR	5,578	USD	5,969	05/15/17	(110)
UBS	EUR	5,660	USD	6,187	06/07/17	11
UBS	GBP	2,562	USD	3,201	05/15/17	(117)
UBS	GBP	2,501	USD	3,235	06/07/17	(7)
UBS	JPY	447,116	USD	4,004	05/15/17	(9)
UBS	JPY	429,600	USD	3,852	06/07/17	(7)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						539

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 67

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
					Fund (Pays)/
						Receives	Termination	Fair Value
Reference Entity	Counterparty		Notional Amount		Fixed Rate		Date	$
CDX Investment Grade Index	Bank of America		USD	70,400		1.000%	06/20/22	1,291
CDX NA High Yield Index	Bank of America		USD	2,900		5.000%	06/20/22	(216)
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $1,116								1,075

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)			Total	% of Net Assets
Investments in Affiliated Funds	$1,481,527	$—	$—		$—		$1,481,527	97.6
Options Purchased	—	1,610	—		—		1,610	0.1
Short-Term Investments	—	—	—		10,268		10,268	0.7
Total Investments	1,481,527	1,610	—		10,268		1,493,405	98.4
Other Assets and Liabilities, Net								1.6
								100.0
Other Financial Instruments
Assets
Futures Contracts	5,683	—	—		—		5,683	0.4
Foreign Currency Exchange Contracts	—	2,640	—		—		2,640	0.2
Credit Default Swap Contracts	—	1,291	—		—		1,291	0.1
'
Liabilities
Futures Contracts	(2,938)	—	—		—		(2,938)	(0.2)
Options Written	—	(57)	—		—		(57)	(—)*
Foreign Currency Exchange Contracts	—	(2,101)	—		—		(2,101)	(0.1)
Credit Default Swap Contracts	—	(216)	—		—		(216)	(—)*
Total Other Financial Instruments**	$2,745	$1,557	$—		$—		$4,302

* Less than 0.5% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to Quarterly
Report.

See accompanying notes which are an integral part of the financial statements.

68 Growth Strategy Fund

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Growth Strategy Fund

Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$1,610	$—	$—	$—
Unrealized appreciation on foreign currency exchange contracts	—	—	2,640	—
Variation margin on futures contracts**	5,200	—	—	483
Credit default swap contracts, at fair value	—	1,291	—	—
Total	$6,810	$1,291	$2,640	$483

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$2,938	$—	$—	$—
Unrealized depreciation on foreign currency exchange contracts	—	—	2,101	—
Options written, at fair value	57	—	—	—
Credit default swap contracts, at fair value	—	216	—	—
Total	$2,995	$216	$2,101	$—
			Foreign
	Equity	Credit	Currency	Interest Rate
Derivatives not accounted for as hedging instruments	Contracts	Contracts	Contracts	Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$(2,843)	$—	$—	$—
Futures contracts	(5,210)	—	—	367
Options written	2,467	—	—	—
Total return swap contracts	2,664	—	—	—
Credit default swap contracts	—	3,634	—	—
Foreign currency-related transactions****	—	—	5,371	—
Total	$(2,922)	$3,634	$5,371	$367

Location: Statement of Operations - Net change in unrealized appreciation
(depreciation)
Investments*****	$732	$—	$—	$—
Futures contracts	1,064	—	—	483
Options written	(589)	—	—	—
Total return swap contracts	(2,510)	—	—	—
Credit default swap contracts	—	(321)	—	—
Foreign currency-related transactions******	—	—	(4,573)	—
Total	$(1,303)	$(321)	$(4,573)	$483

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
****** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 69

Russell Investment Company
Growth Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$1,610	$ — $	1,610
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	2,640	—	2,640
Futures Contracts	Variation margin on futures contracts	896	—	896
Credit Default Swap Contracts	Credit default swap contracts, at fair value	1,291	—	1,291
Total Financial and Derivative Assets		6,437	—	6,437
Financial and Derivative Assets not subject to a netting agreement		(2,183)	—	(2,183)
Total Financial and Derivative Assets subject to a netting agreement		$4,254	$ — $	4,254

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$195	$195	$—	$ —
Bank of Montreal	501	238	—	263
BNP Paribas	344	11	—	333
Citigroup	107	107	—	—
Commonwealth Bank of Australia	417	11	—	406
HSBC	34	34	—	—
JPMorgan Chase	1,610	57	—	1,553
Royal Bank of Canada	457	112	—	345
Standard Chartered	430	11	—	419
State Street	56	27	—	29
UBS	103	103	—	—
Total	$4,254	$906	$—	$ 3,348

See accompanying notes which are an integral part of the financial statements.

70 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$204	$ — $	204
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	2,101	—	2,101
Options Written Contracts	Options written, at fair value	57	—	57
Credit Default Swap Contracts	Credit default swap contracts, at fair value	216	—	216
Total Financial and Derivative Liabilities		2,578	—	2,578
Financial and Derivative Liabilities not subject to a netting agreement		(417)	—	(417)
Total Financial and Derivative Liabilities subject to a netting agreement		$2,161	$ — $	2,161

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$530	$195	$—	$ 335
Bank of Montreal	404	238	—	166
BNP Paribas	11	11	—	—
Citigroup	496	107	—	389
Commonwealth Bank of Australia	11	11	—	—
HSBC	35	34	—	1
JPMorgan Chase	57	57	—	—
Royal Bank of Canada	286	112	—	174
Standard Chartered	11	11	—	—
State Street	42	27	—	15
UBS	278	103	—	175
Total	$2,161	$906	$—	$ 1,255

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 71

Russell Investment Company
Growth Strategy Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$1,366,548
Investments, at fair value(>)	1,493,405
Cash (restricted)(a)(b)	22,913
Unrealized appreciation on foreign currency exchange contracts	2,640
Receivables:
Dividends from affiliated funds	8
Investments sold	567
Fund shares sold	2,023
Variation margin on futures contracts	896
Prepaid expenses	16
Credit default swap contracts, at fair value(+)	1,291
Total assets	1,523,759

Liabilities
Payables:
Due to custodian	13
Fund shares redeemed	1,581
Accrued fees to affiliates	951
Other accrued expenses	179
Variation margin on futures contracts	204
Unrealized depreciation on foreign currency exchange contracts	2,101
Options written, at fair value(x)	57
Credit default swap contracts, at fair value(+)	216
Total liabilities	5,302

Net Assets	$1,518,457

See accompanying notes which are an integral part of the financial statements.

72 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(5,149)
Accumulated net realized gain (loss)	31,245
Unrealized appreciation (depreciation) on:
Investments	126,857
Futures contracts	2,745
Options written	352
Credit default swap contracts	(41)
Foreign currency-related transactions	539
Shares of beneficial interest	1,236
Additional paid-in capital	1,360,673
Net Assets	$1,518,457

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$12.39
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$13.15
Class A — Net assets	$586,755,697
Class A — Shares outstanding ($.01 par value)	47,361,597
Net asset value per share: Class C(#)	$12.02
Class C — Net assets	$527,908,107
Class C — Shares outstanding ($.01 par value)	43,928,568
Net asset value per share: Class E(#)	$12.44
Class E — Net assets	$12,829,018
Class E — Shares outstanding ($.01 par value)	1,031,062
Net asset value per share: Class R1(#)	$12.53
Class R1 — Net assets	$25,243,825
Class R1 — Shares outstanding ($.01 par value)	2,014,456
Net asset value per share: Class R4(#)	$12.43
Class R4 — Net assets	$77,783,124
Class R4 — Shares outstanding ($.01 par value)	6,256,027
Net asset value per share: Class R5(#)	$12.44
Class R5 — Net assets	$53,088,279
Class R5 — Shares outstanding ($.01 par value)	4,267,327
Net asset value per share: Class S(#)	$12.53
Class S — Net assets	$234,849,113
Class S — Shares outstanding ($.01 par value)	18,741,275
Amounts in thousands
(x) Premiums received on options written	$409
(+) Credit default swap contracts - premiums paid (received)	$1,116
(>) Investments in affiliated funds	$1,491,795

(a) Cash Collateral for Futures	$20,500
(b) Cash Collateral for Swaps	$2,413
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 73

Russell Investment Company
Growth Strategy Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$25,240

Expenses
Advisory fees	1,564
Administrative fees	332
Custodian fees	37
Distribution fees - Class A	726
Distribution fees - Class C	2,021
Distribution fees - Class R5	66
Transfer agent fees - Class A	580
Transfer agent fees - Class C	539
Transfer agent fees - Class E	19
Transfer agent fees - Class R1	69
Transfer agent fees - Class R4	80
Transfer agent fees - Class R5	53
Transfer agent fees - Class S	224
Professional fees	37
Registration fees	62
Shareholder servicing fees - Class C	674
Shareholder servicing fees - Class E	23
Shareholder servicing fees - Class R4	100
Shareholder servicing fees - Class R5	66
Trustees’ fees	28
Printing fees	110
Miscellaneous	10
Expenses before reductions	7,420
Expense reductions	(1,292)
Net expenses	6,128
Net investment income (loss)	19,112

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,285
Futures contracts	(4,843)
Options written	2,467
Total return swap contracts	2,664
Credit default swap contracts	3,634
Foreign currency-related transactions	5,373
Capital gain distributions from affiliated funds	27,806
Net realized gain (loss)	38,386
Net change in unrealized appreciation (depreciation) on:
Investments	85,057
Futures contracts	1,547
Options written	(589)
Total return swap contracts	(2,510)
Credit default swap contracts	(321)
Foreign currency-related transactions	(4,573)
Net change in unrealized appreciation (depreciation)	78,611
Net realized and unrealized gain (loss)	116,997
Net Increase (Decrease) in Net Assets from Operations	$136,109

See accompanying notes which are an integral part of the financial statements.

74 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,112	$27,698
Net realized gain (loss)	38,386	49,378
Net change in unrealized appreciation (depreciation)	78,611	(29,870)
Net increase (decrease) in net assets from operations	136,109	47,206

Distributions
From net investment income
Class A	(11,554)	(10,831)
Class C	(9,118)	(6,672)
Class E	(409)	(402)
Class R1	(1,566)	(1,744)
Class R4	(1,612)	(1,737)
Class R5	(1,000)	(913)
Class S	(4,680)	(4,740)
From net realized gain
Class A	(14,910)	—
Class C	(14,443)	—
Class E	(546)	—
Class R1	(1,891)	—
Class R4	(2,081)	—
Class R5	(1,364)	—
Class S	(5,623)	—
Net decrease in net assets from distributions	(70,797)	(27,039)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(140,790)	(314,636)
Total Net Increase (Decrease) in Net Assets	(75,478)	(294,469)

Net Assets
Beginning of period	1,593,935	1,888,404
End of period	$1,518,457	$1,593,935
Undistributed (overdistributed) net investment income included in net assets	$(5,149)	$5,678

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 75

Russell Investment Company
Growth Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	1,671	$20,245	2,440	$27,663
Proceeds from reinvestment of distributions	2,230	26,336	946	10,783
Payments for shares redeemed	(5,670)	(68,450)	(11,157)	(127,604)
Net increase (decrease)	(1,769)	(21,869)	(7,771)	(89,158)
Class C
Proceeds from shares sold	1,432	16,802	3,280	36,157
Proceeds from reinvestment of distributions	2,042	23,371	599	6,614
Payments for shares redeemed	(7,559)	(88,510)	(13,306)	147,933
Net increase (decrease)	(4,085)	(48,337)	(9,427)	105,162
Class E
Proceeds from shares sold	60	725	208	2,362
Proceeds from reinvestment of distributions	80	949	35	398
Payments for shares redeemed	(887)	(10,793)	(670)	(7,487)
Net increase (decrease)	(747)	(9,119)	(427)	(4,727)
Class R1
Proceeds from shares sold	325	3,962	1,224	14,117
Proceeds from reinvestment of distributions	289	3,451	151	1,742
Payments for shares redeemed	(5,006)	(61,601)	(3,405)	(39,322)
Net increase (decrease)	(4,392)	(54,188)	(2,030)	(23,463)
Class R4
Proceeds from shares sold	291	3,529	626	7,132
Proceeds from reinvestment of distributions	312	3,693	152	1,736
Payments for shares redeemed	(1,436)	(17,349)	(3,151)	(36,290)
Net increase (decrease)	(833)	(10,127)	(2,373)	(27,422)
Class R5
Proceeds from shares sold	281	3,405	622	7,074
Proceeds from reinvestment of distributions	199	2,364	80	913
Payments for shares redeemed	(814)	(9,854)	(1,535)	(17,463)
Net increase (decrease)	(334)	(4,085)	(833)	(9,476)
Class S
Proceeds from shares sold	2,102	25,629	3,097	35,740
Proceeds from reinvestment of distributions	855	10,219	407	4,689
Payments for shares redeemed	(2,374)	(28,913)	(8,295)	(95,657)
Net increase (decrease)	583	6,935	(4,791)	(55,228)
Total increase (decrease)	(11,577)	$(140,790)	(27,652)	$314,636

See accompanying notes which are an integral part of the financial statements.

76 Growth Strategy Fund

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Russell Investment Company
Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2017*	11.88	.16	.90	1.06	(.24)	(.31)
October 31, 2016	11.68	.21	.19	.40	(.20)	—
October 31, 2015	12.14	.30	(.48)	(.18)	(.25)	—
October 31, 2014	11.60	.23	.52	.75	(.21)	—
October 31, 2013	10.11	.17	1.48	1.65	(.16)	—
October 31, 2012	9.56	.17	.55	.72	(.17)	—

Class C
April 30, 2017*	11.54	.11	.88	.99	(.20)	(.31)
October 31, 2016	11.36	.11	.19	.30	(.12)	—
October 31, 2015	11.85	.20	(.46)	(.26)	(.21)	—
October 31, 2014	11.36	.13	.52	.65	(.16)	—
October 31, 2013	9.93	.08	1.46	1.54	(.11)	—
October 31, 2012	9.41	.10	.53	.63	(.11)	—

Class E
April 30, 2017*	11.93	.18	.88	1.06	(.24)	(.31)
October 31, 2016	11.73	.23	.17	.40	(.20)	—
October 31, 2015	12.19	.35	(.53)	(.18)	(.25)	—
October 31, 2014	11.64	.24	.52	.76	(.21)	—
October 31, 2013	10.15	.18	1.47	1.65	(.16)	—
October 31, 2012	9.59	.18	.54	.72	(.16)	—

Class R1
April 30, 2017*	12.02	.20	.88	1.08	(.26)	(.31)
October 31, 2016	11.81	.26	.18	.44	(.23)	—
October 31, 2015	12.27	.36	(.50)	(.14)	(.29)	—
October 31, 2014	11.72	.29	.52	.81	(.26)	—
October 31, 2013	10.21	.20	1.50	1.70	(.19)	—
October 31, 2012	9.65	.21	.56	.77	(.21)	—

Class R4(1)
April 30, 2017*	11.92	.17	.90	1.07	(.25)	(.31)
October 31, 2016	11.72	.23	.17	.40	(.20)	—
October 31, 2015	12.18	.33	(.50)	(.17)	(.26)	—
October 31, 2014	11.64	.26	.50	.76	(.22)	—
October 31, 2013	10.14	.19	1.48	1.67	(.17)	—
October 31, 2012	9.59	.19	.54	.73	(.18)	—

Class R5(2)
April 30, 2017*	11.93	.13	.92	1.05	(.23)	(.31)
October 31, 2016	11.73	.19	.19	.38	(.18)	—
October 31, 2015	12.19	.31	(.50)	(.19)	(.25)	—
October 31, 2014	11.65	.24	.49	.73	(.19)	—
October 31, 2013	10.16	.17	1.47	1.64	(.15)	—
October 31, 2012	9.59	.20	.52	.72	(.15)	—

Class S
April 30, 2017*	12.02	.18	.90	1.08	(.26)	(.31)
October 31, 2016	11.81	.25	.19	.44	(.23)	—
October 31, 2015	12.27	.34	(.49)	(.15)	(.28)	—
October 31, 2014	11.72	.26	.53	.79	(.24)	—
October 31, 2013	10.21	.19	1.50	1.69	(.18)	—
October 31, 2012	9.65	.20	.55	.75	(.19)	—

See accompanying notes which are an integral part of the financial statements.

78 Growth Strategy Fund

					%	%	%
		$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
$	$	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
Return of	Total	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Capital	Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

—	(.55)	12.39	9.19	586,756.73		.57	1.32	12
—	(.20)	11.88	3.50	583,888.72		.57	1.85	14
(.03)	(.28)	11.68	(1.50)	664,817.72		.56	2.51	39
—	(.21)	12.14	6.52	759,361.72		.56	1.91	22
—	(.16)	11.60	16.55	768,352.71		.57	1.53	11
—	(.17)	10.11	7.64	713,412.70		.56	1.79	23

—	(.51)	12.02	8.80	527,908	1.48	1.32	.91	12
—	(.12)	11.54	2.69	554,255	1.47	1.32	1.04	14
(.02)	(.23)	11.36	(2.31)	652,442	1.47	1.31	1.68	39
—	(.16)	11.85	5.77	761,495	1.47	1.31	1.12	22
—	(.11)	11.36	15.62	763,893	1.46	1.32	.76	11
—	(.11)	9.93	6.84	704,704	1.45	1.31	1.05	23

—	(.55)	12.44	9.15	12,829.73		.57	1.51	12
—	(.20)	11.93	3.48	21,217.72		.57	1.96	14
(.03)	(.28)	11.73	(1.51)	25,869.72		.56	2.89	39
—	(.21)	12.19	6.57	50,878.72		.56	2.04	22
—	(.16)	11.64	16.47	69,531.71		.57	1.67	11
—	(.16)	10.15	7.69	95,667.70		.56	1.87	23

—	(.57)	12.53	9.34	25,244.48		.27	1.62	12
—	(.23)	12.02	3.86	76,969.47		.27	2.24	14
(.03)	(.32)	11.81	(1.15)	99,618.47		.23	2.96	39
—	(.26)	12.27	6.95	149,940.47		.17	2.43	22
—	(.19)	11.72	16.93	166,211.46		.17	1.87	11
—	(.21)	10.21	8.15	143,252.45		.14	2.08	23

—	(.56)	12.43	9.18	77,783.73		.52	1.40	12
—	(.20)	11.92	3.53	84,535.72		.52	1.97	14
(.03)	(.29)	11.72	(1.42)	110,916.72		.48	2.72	39
—	(.22)	12.18	6.63	148,650.72		.42	2.19	22
—	(.17)	11.64	16.73	199,046.71		.42	1.74	11
—	(.18)	10.14	7.81	200,007.70		.39	1.97	23

—	(.54)	12.44	9.04	53,088.98		.77	1.07	12
—	(.18)	11.93	3.28	54,899.97		.77	1.69	14
(.02)	(.27)	11.73	(1.71)	63,731.97		.73	2.60	39
—	(.19)	12.19	6.37	94,141.97		.67	2.01	22
—	(.15)	11.65	16.37	135,920.96		.67	1.57	11
—	(.15)	10.16	7.65	171,237.95		.64	2.03	23

—	(.57)	12.53	9.32	234,849.48		.32	1.48	12
—	(.23)	12.02	3.81	218,172.47		.32	2.20	14
(.03)	(.31)	11.81	(1.23)	271,012.47		.31	2.81	39
—	(.24)	12.27	6.81	317,268.47		.31	2.16	22
—	(.18)	11.72	16.80	304,251.46		.32	1.71	11
—	(.19)	10.21	7.96	258,600.45		.31	2.01	23

See accompanying notes which are an integral part of the financial statements.

Growth Strategy Fund 79

Russell Investment Company
Growth Strategy Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$50,859
Administration fees	53,324
Distribution fees	455,906
Shareholder servicing fees	138,598
Transfer agent fees	243,998
Trustee fees	8,162
$950,847

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
Commodity Strategies Fund	$46,779	$745	$2,576	$(1,396	) $	1,050	$44,602	$—	$—
Global Infrastructure Fund	47,155	2,134	7,632	722		1,044	43,423	798	1,315
Global Real Estate Securities Fund	45,907	4,034	7,052	(45)		(2,464)	40,380	1,489	2,528
Select U.S. Equity Fund	173,900	51,612	28,893	781		22,773	220,173	1,547	—
U.S. Defensive Equity Fund	78,982	5,889	13,663	3,006		(542)	73,672	428	5,456
U.S. Dynamic Equity Fund	126,040	5,886	67,005	6,659		4,957	76,537	866	4,974
U.S. Small Cap Equity Fund	139,551	2,822	21,216	372		22,130	143,659	986	298
Global Opportunistic Credit Fund	126,390	4,375	13,664	(173)		1,413	118,341	3,326	—
Strategic Bond Fund	158,232	5,485	79,993	(1,444)		(6,479)	75,801	4,567	887
Unconstrained Total Return Fund	63,458	72,397	9,073	(71)		(248)	126,463	1,579	154
Emerging Markets Fund	141,747	2,978	26,156	(3,186)		15,766	131,149	1,699	—
Global Equity Fund	189,943	17,773	26,409	1,344		6,137	188,788	3,077	12,194
Select International Equity Fund	206,237	5,143	29,188	(2,441)		18,788	198,539	4,824	—
U.S. Cash Management Fund	21,946	72,665	84,343	—		—	10,268	54	—
	$1,566,267	$253,938	$416,863	$4,128		$84,325	$1,491,795	$25,240	$27,806

Federal Income Taxes

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$1,371,994,220
Unrealized Appreciation	$164,274,027
Unrealized Depreciation	(42,863,632)
Net Unrealized Appreciation (Depreciation)	$121,410,395

See accompanying notes which are an integral part of the financial statements.

80 Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads ) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including advisory and administrative fees; distribution (12b-1)			Performance (5%
and/or service fees; and other Fund expenses. The Example is		Actual	return before
intended to help you understand your ongoing costs (in dollars)	Class A	Performance	expenses)
Beginning Account Value
of investing in the Fund and to compare these costs with the	November 1, 2016	$1,000.00	$1,000.00
ongoing costs of investing in other mutual funds. The Example	Ending Account Value
is based on an investment of $1,000 invested at the beginning of	April 30, 2017	$1,110.20	$1,021.97
the period and held for the entire period indicated, which for this	Expenses Paid During Period*	$2.98	$2.86
Fund is from November 1, 2016 to April 30, 2017.	* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period). May reflect amounts waived and/or reimbursed.
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class C	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	April 30, 2017	$1,106.80	$1,018.25
the expenses you paid on your account during this period.	Expenses Paid During Period*	$6.90	$6.61

Hypothetical Example for Comparison Purposes	* Expenses are equal to the Fund's annualized expense ratio of 1.32%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
Performance (5% return before expenses)” provides information	year period). May reflect amounts waived and/or reimbursed.
about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
		Actual	return before
actual return. The hypothetical account values and expenses	Class E	Performance	expenses)
may not be used to estimate the actual ending account balance or	Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2016	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
	April 30, 2017	$1,110.90	$1,021.97
funds. To do so, compare this 5% hypothetical example with the	Expenses Paid During Period*	$2.98	$2.86
5% hypothetical examples that appear in the shareholder reports
of other funds.	* Expenses are equal to the Fund's annualized expense ratio of 0.57%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed.

Equity Growth Strategy Fund 81

Russell Investment Company
Equity Growth Strategy Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R1	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,112.30	$1,023.60
Expenses Paid During Period*	$1.26	$1.20

* Expenses are equal to the Fund's annualized expense ratio of 0.24%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed.

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,111.00	$1,022.36
Expenses Paid During Period*	$2.56	$2.46

* Expenses are equal to the Fund's annualized expense ratio of 0.49%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed.

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,109.20	$1,021.12
Expenses Paid During Period*	$3.87	$3.71

* Expenses are equal to the Fund's annualized expense ratio of 0.74%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed.

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,112.00	$1,023.21
Expenses Paid During Period*	$1.68	$1.61

* Expenses are equal to the Fund's annualized expense ratio of 0.32%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). May reflect amounts waived and/or reimbursed.

82 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Funds - 97.4%
Alternative - 7.6%
Commodity Strategies Fund Class Y		3,360,898		18,351
Global Infrastructure Fund Class Y		1,578,751		18,771
Global Real Estate Securities Fund Class Y		333,176		11,235
				48,357

Domestic Equities - 37.4%
Select U.S. Equity Fund Class Y		6,070,810		74,913
U.S. Defensive Equity Fund Class Y		902,414		45,816
U.S. Dynamic Equity Fund Class Y		4,265,038		46,660
U.S. Small Cap Equity Fund Class Y		2,213,750		71,260
				238,649

Fixed Income - 11.4%
Global Opportunistic Credit Fund Class Y		4,549,668		44,678
Unconstrained Total Return Fund Class Y		2,847,780		28,364
				73,042

International Equities - 41.0%
Emerging Markets Fund Class Y		4,150,789		75,793
Global Equity Fund Class Y		9,528,458		102,907
Select International Equity Fund Class Y		8,911,943		82,881
				261,581

Total Investments in Affiliated Funds
(cost $577,886)				621,629

Options Purchased - 0.1%
(Number of Contracts)
EURO STOXX 50 Index
May 2017 3,303.33 Call (2,009)	EUR	6,636	(ÿ)	501
S&P 500 Index
Jun 2017 2,395.40 Call (6,746)	USD	16,159	(ÿ)	158
Total Options Purchased
(cost $480)				659

Short-Term Investments - 1.0%
U.S. Cash Management Fund		6,164,706	(8)	6,166
Total Short-Term Investments
(cost $6,166)				6,166

Total Investments 98.5%
(identified cost $584,532)				628,454

Other Assets and Liabilities, Net - 1.5%				9,842
Net Assets - 100.0%				638,296

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 83

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	58	EUR	5,993	05/17	146
CAC40 Euro Index Futures	334	EUR	17,418	05/17	995
DAX Index Futures	51	EUR	15,896	06/17	625
Dow Jones U.S. Real Estate Index Futures	31	USD	966	06/17	31
EURO STOXX 50 Index Futures	108	EUR	3,789	06/17	207
FTSE/MIB Index Futures	36	EUR	3,652	06/17	235
IBEX 35 Index Futures	55	EUR	5,900	05/17	309
OMXS30 Index Futures	233	SEK	37,699	05/17	185
Russell 2000 Mini Index Futures	8	USD	559	06/17	16
S&P 500 E-Mini Index Futures	54	USD	6,427	06/17	37
Short Positions
FTSE 100 Index Futures	16	GBP	1,146	06/17	27
Hang Seng Index Futures	3	HKD	3,684	05/17	(5)
MSCI Emerging Markets Mini Index Futures	113	USD	5,531	06/17	(290)
MSCI Singapore Index Futures	4	SGD	139	05/17	(1)
Russell 1000 Mini Index Futures	56	USD	3,696	06/17	(29)
S&P 500 E-Mini Index Futures	541	USD	64,392	06/17	(504)
S&P Mid 400 E-Mini Index Futures	29	USD	5,017	06/17	(81)
S&P/TSX 60 Index Futures	74	CAD	13,569	06/17	(52)
SPI 200 Index Futures	81	AUD	11,974	06/17	(254)
TOPIX Index Futures	3	JPY	45,899	06/17	2
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,599

Options Written
Amounts in thousands (except contract amounts)
Number of	Strike	Notional	Expiration	Fair Value
Call/Put	Contracts	Price	Amount	Date	$
EURO STOXX 50 Index	Put	2,009	2,939.96	EUR	5,906	05/19/17	(2)
S&P 500 Index	Put	6,746	2,134.52	USD	14,399	06/16/17	(22)
Total Liability for Options Written (premiums received $169)	(24)
Transactions in options written contracts for the period ended April 30, 2017 were as follows:
Number of	Premiums
Contracts	Received
Outstanding October 31, 2016	25,006	$296
Opened	197,734	366
Closed	(205,649)	(446)
Expired	(8,336)	(47)
Outstanding April 30, 2017	8,755	$169

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	2,802	EUR	2,610	06/21/17	48
Bank of America	USD	2,594	INR	175,920	06/21/17	128
Bank of America	USD	783	MXN	15,818	06/21/17	51

See accompanying notes which are an integral part of the financial statements.

84 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	3,377	RUB	201,020	06/21/17	115
Bank of America	USD	1,222	ZAR	16,278	06/21/17	(14)
Bank of America	CNY	153,680	USD	22,046	06/21/17	(125)
Bank of America	GBP	100	USD	125	06/21/17	(4)
Bank of America	KRW	14,897,240	USD	13,046	06/21/17	(54)
Bank of America	TWD	295,740	USD	9,658	06/21/17	(150)
Bank of Montreal	USD	12,589	AUD	16,640	06/21/17	(140)
Bank of Montreal	USD	603	CAD	804	06/21/17	(14)
Bank of Montreal	USD	726	EUR	686	06/21/17	23
Bank of Montreal	USD	424	GBP	344	06/21/17	23
Bank of Montreal	USD	126	JPY	14,286	06/21/17	3
Bank of Montreal	USD	784	MXN	15,818	06/21/17	50
Bank of Montreal	USD	53	SEK	474	06/21/17	1
Bank of Montreal	USD	1,224	ZAR	16,278	06/21/17	(16)
Bank of Montreal	AUD	799	USD	611	05/15/17	12
Bank of Montreal	AUD	6,040	USD	4,615	06/21/17	96
Bank of Montreal	CAD	1,091	USD	818	05/15/17	19
Bank of Montreal	CHF	716	USD	717	05/15/17	(3)
Bank of Montreal	EUR	2,516	USD	2,695	05/15/17	(47)
Bank of Montreal	GBP	1,156	USD	1,446	05/15/17	(52)
Bank of Montreal	HKD	682	USD	88	06/21/17	—
Bank of Montreal	JPY	201,669	USD	1,806	05/15/17	(4)
Bank of Montreal	SGD	28	USD	20	06/21/17	—
BNP Paribas	USD	602	CAD	804	06/21/17	(12)
BNP Paribas	USD	724	EUR	686	06/21/17	25
BNP Paribas	USD	423	GBP	344	06/21/17	23
BNP Paribas	USD	125	JPY	14,286	06/21/17	3
BNP Paribas	USD	783	MXN	15,818	06/21/17	50
BNP Paribas	USD	53	SEK	474	06/21/17	1
BNP Paribas	USD	1,222	ZAR	16,278	06/21/17	(14)
BNP Paribas	AUD	6,040	USD	4,572	06/21/17	53
BNP Paribas	HKD	682	USD	88	06/21/17	—
BNP Paribas	SGD	28	USD	20	06/21/17	—
Citigroup	USD	602	AUD	806	05/15/17	2
Citigroup	USD	777	CAD	1,060	05/15/17	—
Citigroup	USD	726	CHF	720	05/15/17	(2)
Citigroup	USD	2,818	EUR	2,580	05/15/17	(6)
Citigroup	USD	1,472	GBP	1,140	05/15/17	4
Citigroup	USD	1,755	JPY	195,813	05/15/17	2
Citigroup	AUD	799	USD	611	05/15/17	13
Citigroup	AUD	806	USD	601	06/07/17	(2)
Citigroup	CAD	1,091	USD	818	05/15/17	19
Citigroup	CAD	1,060	USD	777	06/07/17	—
Citigroup	CHF	716	USD	717	05/15/17	(3)
Citigroup	CHF	720	USD	727	06/07/17	2
Citigroup	EUR	2,516	USD	2,693	05/15/17	(49)
Citigroup	EUR	2,580	USD	2,821	06/07/17	6
Citigroup	GBP	1,156	USD	1,443	05/15/17	(54)
Citigroup	GBP	1,140	USD	1,473	06/07/17	(4)
Citigroup	JPY	201,669	USD	1,807	05/15/17	(3)
Citigroup	JPY	195,813	USD	1,756	06/07/17	(3)
Citigroup	ZAR	77,470	USD	5,520	06/21/17	(228)
HSBC	USD	602	AUD	806	05/15/17	2

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 85

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	USD	777	CAD	1,060	05/15/17	—
HSBC	USD	727	CHF	720	05/15/17	(3)
HSBC	USD	2,821	EUR	2,580	05/15/17	(8)
HSBC	USD	1,475	GBP	1,140	05/15/17	2
HSBC	USD	1,757	JPY	195,813	05/15/17	—
HSBC	AUD	806	USD	602	06/07/17	(2)
HSBC	CAD	1,060	USD	777	06/07/17	—
HSBC	CHF	720	USD	728	06/07/17	3
HSBC	EUR	2,580	USD	2,824	06/07/17	8
HSBC	GBP	1,140	USD	1,476	06/07/17	(2)
HSBC	JPY	195,813	USD	1,759	06/07/17	—
Royal Bank of Canada	USD	602	AUD	806	05/15/17	1
Royal Bank of Canada	USD	777	CAD	1,060	05/15/17	—
Royal Bank of Canada	USD	602	CAD	804	06/21/17	(12)
Royal Bank of Canada	USD	726	CHF	720	05/15/17	(2)
Royal Bank of Canada	USD	2,819	EUR	2,580	05/15/17	(7)
Royal Bank of Canada	USD	724	EUR	686	06/21/17	25
Royal Bank of Canada	USD	1,475	GBP	1,140	05/15/17	2
Royal Bank of Canada	USD	423	GBP	344	06/21/17	23
Royal Bank of Canada	USD	1,756	JPY	195,813	05/15/17	1
Royal Bank of Canada	USD	126	JPY	14,286	06/21/17	3
Royal Bank of Canada	USD	783	MXN	15,818	06/21/17	50
Royal Bank of Canada	USD	53	SEK	474	06/21/17	1
Royal Bank of Canada	USD	1,222	ZAR	16,278	06/21/17	(14)
Royal Bank of Canada	AUD	799	USD	611	05/15/17	13
Royal Bank of Canada	AUD	806	USD	602	06/07/17	(1)
Royal Bank of Canada	AUD	6,040	USD	4,579	06/21/17	59
Royal Bank of Canada	CAD	1,091	USD	818	05/15/17	19
Royal Bank of Canada	CAD	1,060	USD	777	06/07/17	—
Royal Bank of Canada	CHF	716	USD	717	05/15/17	(3)
Royal Bank of Canada	CHF	720	USD	727	06/07/17	2
Royal Bank of Canada	EUR	2,516	USD	2,693	05/15/17	(49)
Royal Bank of Canada	EUR	2,580	USD	2,822	06/07/17	7
Royal Bank of Canada	GBP	1,156	USD	1,444	05/15/17	(54)
Royal Bank of Canada	GBP	1,140	USD	1,476	06/07/17	(2)
Royal Bank of Canada	HKD	682	USD	88	06/21/17	—
Royal Bank of Canada	JPY	201,669	USD	1,806	05/15/17	(4)
Royal Bank of Canada	JPY	195,813	USD	1,758	06/07/17	(1)
Royal Bank of Canada	SGD	28	USD	20	06/21/17	—
Standard Chartered	USD	603	CAD	804	06/21/17	(14)
Standard Chartered	USD	726	EUR	686	06/21/17	23
Standard Chartered	USD	423	GBP	344	06/21/17	23
Standard Chartered	USD	126	JPY	14,286	06/21/17	3
Standard Chartered	USD	783	MXN	15,818	06/21/17	51
Standard Chartered	USD	53	SEK	474	06/21/17	1
Standard Chartered	USD	1,222	ZAR	16,278	06/21/17	(14)
Standard Chartered	AUD	6,040	USD	4,614	06/21/17	95
Standard Chartered	HKD	682	USD	88	06/21/17	—
Standard Chartered	SGD	28	USD	20	06/21/17	—
State Street	USD	93	CAD	125	05/15/17	(2)
State Street	USD	601	CAD	804	06/21/17	(12)
State Street	USD	725	EUR	686	06/21/17	24
State Street	USD	79	GBP	63	05/15/17	3

See accompanying notes which are an integral part of the financial statements.

86 Equity Growth Strategy Fund

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Equity Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	424	GBP	344	06/21/17	22
State Street	USD	4	HKD	32	05/15/17	—
State Street	USD	1,149	HKD	8,933	05/15/17	—
State Street	USD	211	JPY	23,424	05/15/17	(1)
State Street	USD	125	JPY	14,286	06/21/17	3
State Street	USD	19	SEK	170	05/15/17	—
State Street	USD	1,193	SEK	10,523	05/15/17	(4)
State Street	USD	53	SEK	474	06/21/17	1
State Street	USD	2	SGD	3	05/15/17	—
State Street	USD	414	SGD	578	05/15/17	—
State Street	AUD	29	USD	22	05/15/17	—
State Street	AUD	6,040	USD	4,579	06/21/17	61
State Street	CHF	16	USD	16	05/15/17	—
State Street	EUR	257	USD	274	05/15/17	(6)
State Street	HKD	8,965	USD	1,155	05/15/17	2
State Street	HKD	8,933	USD	1,149	06/07/17	—
State Street	HKD	682	USD	88	06/21/17	—
State Street	RUB	393,710	USD	6,864	06/21/17	23
State Street	SEK	10,693	USD	1,201	05/15/17	(7)
State Street	SEK	10,523	USD	1,194	06/07/17	4
State Street	SGD	581	USD	416	05/15/17	—
State Street	SGD	578	USD	414	06/07/17	—
State Street	SGD	28	USD	20	06/21/17	—
UBS	USD	602	AUD	806	05/15/17	2
UBS	USD	777	CAD	1,060	05/15/17	—
UBS	USD	726	CHF	720	05/15/17	(2)
UBS	USD	2,817	EUR	2,580	05/15/17	(5)
UBS	USD	1,473	GBP	1,140	05/15/17	3
UBS	USD	1,755	JPY	195,813	05/15/17	3
UBS	AUD	799	USD	611	05/15/17	12
UBS	AUD	806	USD	602	06/07/17	(2)
UBS	CAD	1,091	USD	818	05/15/17	18
UBS	CAD	1,060	USD	777	06/07/17	—
UBS	CHF	716	USD	717	05/15/17	(3)
UBS	CHF	720	USD	727	06/07/17	2
UBS	EUR	2,516	USD	2,692	05/15/17	(50)
UBS	EUR	2,580	USD	2,820	06/07/17	5
UBS	GBP	1,156	USD	1,444	05/15/17	(52)
UBS	GBP	1,140	USD	1,474	06/07/17	(3)
UBS	JPY	201,669	USD	1,806	05/15/17	(4)
UBS	JPY	195,813	USD	1,756	06/07/17	(3)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						26

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 87

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

Credit Default Swap Contracts
Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives		Termination	Fair Value
Reference Entity	Counterparty		Notional Amount	Fixed Rate		Date	$
CDX NA High Yield Index	Bank of America		USD	1,000	5.000%	06/20/22	79
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $62							79

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)		Total	% of Net Assets
Investments in Affiliated Funds	$621,629	$—	$—	$—		$621,629	97.4
Options Purchased	—	659	—	—		659	0.1
Short-Term Investments	—	—	—	6,166		6,166	1.0
Total Investments	621,629	659	—	6,166		628,454	98.5
Other Assets and Liabilities, Net							1.5
							100.0
Other Financial Instruments
Assets
Futures Contracts	2,815	—	—	—		2,815	0.4
Foreign Currency Exchange Contracts	—	1,377	—	—		1,377	0.2
Credit Default Swap Contracts	—	79	—	—		79	—*
'
Liabilities
Futures Contracts	(1,216)	—	—	—		(1,216)	(0.2)
Options Written	—	(24)	—	—		(24)	(—)*
Foreign Currency Exchange Contracts	—	(1,351)	—	—		(1,351)	(0.2)
Total Other Financial Instruments**	$1,599	$81	$—	$—		$1,680

* Less than 0.05% of net assets.
** Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

88 Equity Growth Strategy Fund

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Fair Value of Derivative Instruments — April 30, 2017 (Unaudited)

Amounts in thousands

				Foreign
	Equity	Credit		Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts		Contracts

Location: Statement of Assets and Liabilities - Assets
Investments, at fair value*	$659		$—	$—
Unrealized appreciation on foreign currency exchange contracts	—		—	1,377
Variation margin on futures contracts**	2,815		—	—
Credit default swap contracts, at fair value	—		79	—
Total	$3,474		$79	$1,377

Location: Statement of Assets and Liabilities - Liabilities
Variation margin on futures contracts**	$1,216		$—	$—
Unrealized depreciation on foreign currency exchange contracts	—		—	1,351
Options written, at fair value	24		—	—
Total	$1,240		$—	$1,351
				Foreign
	Equity	Credit		Currency
Derivatives not accounted for as hedging instruments	Contracts	Contracts		Contracts

Location: Statement of Operations - Net realized gain (loss)
Investments***	$(190)		$—	$—
Futures contracts	35		—	—
Options written	480		—	—
Total return swap contracts	1,375		—	—
Credit default swap contracts	—		52	—
Foreign currency-related transactions****	—		—	2,727
Total	$1,700		$52	$2,727

Location: Statement of Operations - Net change in unrealized appreciation (depreciation)
Investments*****	$142		$—	$—
Futures contracts	1,067		—	—
Options written	76		—	—
Total return swap contracts	(1,264)		—	—
Credit default swap contracts	—		12	—
Foreign currency-related transactions******	—		—	(1,674)
Total	$21		$12	$(1,674)

* Fair value of purchased options.
** Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the
Statement of Assets and Liabilities.
*** Includes net realized gain (loss) on purchased options as reported in the Statement of Operations.
**** Only includes net realized gain (loss) on forward and spot contracts. May differ from the net realized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.
***** Includes net unrealized gain (loss) on purchased options as reported in the Schedule of Investments.
****** Only includes change in unrealized gain (loss) on forward and spot contracts. May differ from the net change in unrealized gain (loss) on foreign currency-related transactions reported within the Statement of Operations.

For further disclosure on derivatives see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 89

Russell Investment Company
Equity Growth Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Assets and Derivative Assets
			Gross	Net Amounts
			Amounts	of Assets
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Assets	Assets	Liabilities	Liabilities
Options Purchased Contracts	Investments, at fair value	$659	$ — $	659
Foreign Currency Exchange Contracts	Unrealized appreciation on foreign currency exchange contracts	1,377	—	1,377
Futures Contracts	Variation margin on futures contracts	299	—	299
Credit Default Swap Contracts	Credit default swap contracts, at fair value	79	—	79
Total Financial and Derivative Assets		2,414	—	2,414
Financial and Derivative Assets not subject to a netting agreement		(374)	—	(374)
Total Financial and Derivative Assets subject to a netting agreement		$2,040	$ — $	2,040

Financial Assets, Derivative Assets, and Collateral Held by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Assets
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Received^	Net Amount
Bank of America	$343	$343	$—	$ —
Bank of Montreal	227	201	—	26
BNP Paribas	156	26	—	130
Citigroup	48	48	—	—
HSBC	15	15	—	—
JPMorgan Chase	658	24	—	634
Royal Bank of Canada	207	72	—	135
Standard Chartered	196	28	—	168
State Street	144	22	—	122
UBS	46	46	—	—
Total	$2,040	$825	$—	$ 1,215

See accompanying notes which are an integral part of the financial statements.

90 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Balance Sheet Offsetting of Financial and Derivative Instruments, continued —
April 30, 2017 (Unaudited)

Amounts in thousands

Offsetting of Financial Liabilities and Derivative Liabilities
			Gross	Net Amounts
			Amounts	of Liabilities
		Gross	Offset in the	Presented in
		Amounts of	Statement of	the Statement
		Recognized	Assets and	of Assets and
Description	Location: Statement of Assets and Liabilities - Liabilities	Liabilities	Liabilities	Liabilities
Futures Contracts	Variation margin on futures contracts	$110	$ — $	110
Foreign Currency Exchange Contracts	Unrealized depreciation on foreign currency exchange contracts	1,351	—	1,351
Options Written Contracts	Options written, at fair value	24	—	24
Total Financial and Derivative Liabilities		1,485	—	1,485
Financial and Derivative Liabilities not subject to a netting agreement		(104)	—	(104)
Total Financial and Derivative Liabilities subject to a netting agreement		$1,381	$ — $	1,381

Financial Liabilities, Derivative Liabilities, and Collateral Pledged by Counterparty
		Gross Amounts Not Offset in
		the Statement of Assets and
		Liabilities

	Net Amounts
	of Liabilities
	Presented in
	the Statement	Financial and
	of Assets and	Derivative	Collateral
Counterparty	Liabilities	Instruments	Pledged^	Net Amount
Bank of America	$348	$343	$—	$ 5
Bank of Montreal	275	201	—	74
BNP Paribas	26	26	—	—
Citigroup	355	48	—	307
HSBC	16	15	—	1
JPMorgan Chase	24	24	—	—
Royal Bank of Canada	151	72	—	79
Standard Chartered	28	28	—	—
State Street	33	22	—	11
UBS	125	46	—	79
Total	$1,381	$825	$—	$ 556

^      Collateral received or pledged amounts may not reconcile to those disclosed in the Statement of Assets and Liabilities due to the inclusion of off-Balance
Sheet collateral and adjustments made to exclude overcollateralization.

For further disclosure on derivatives and counterparty risk see note 2 in the Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 91

Russell Investment Company
Equity Growth Strategy Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$584,532
Investments, at fair value(>)	628,454
Cash (restricted)(a)(b)	9,910
Unrealized appreciation on foreign currency exchange contracts	1,377
Receivables:
Dividends from affiliated funds	5
Investments sold	993
Fund shares sold	316
Variation margin on futures contracts	299
Prepaid expenses	7
Credit default swap contracts, at fair value(+)	79
Total assets	641,440

Liabilities
Payables:
Due to custodian	1
Due to broker (c)	81
Fund shares redeemed	1,085
Accrued fees to affiliates	387
Other accrued expenses	105
Variation margin on futures contracts	110
Unrealized depreciation on foreign currency exchange contracts	1,351
Options written, at fair value(x)	24
Total liabilities	3,144

Net Assets	$638,296

See accompanying notes which are an integral part of the financial statements.

92 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Statement of Assets and Liabilities, continued — April 30, 2017 (Unaudited)

Amounts in thousands
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$(1,622)
Accumulated net realized gain (loss)	(66,049)
Unrealized appreciation (depreciation) on:
Investments	43,922
Futures contracts	1,599
Options written	145
Credit default swap contracts	17
Foreign currency-related transactions	25
Shares of beneficial interest	531
Additional paid-in capital	659,728
Net Assets	$638,296

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$12.54
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$13.31
Class A — Net assets	$193,099,687
Class A — Shares outstanding ($.01 par value)	15,395,423
Net asset value per share: Class C(#)	$11.28
Class C — Net assets	$237,579,029
Class C — Shares outstanding ($.01 par value)	21,056,639
Net asset value per share: Class E(#)	$12.26
Class E — Net assets	$3,470,449
Class E — Shares outstanding ($.01 par value)	283,068
Net asset value per share: Class R1(#)	$12.61
Class R1 — Net assets	$15,227,885
Class R1 — Shares outstanding ($.01 par value)	1,207,597
Net asset value per share: Class R4(#)	$12.30
Class R4 — Net assets	$27,890,966
Class R4 — Shares outstanding ($.01 par value)	2,267,777
Net asset value per share: Class R5(#)	$12.15
Class R5 — Net assets	$22,040,181
Class R5 — Shares outstanding ($.01 par value)	1,813,393
Net asset value per share: Class S(#)	$12.59
Class S — Net assets	$138,987,834
Class S — Shares outstanding ($.01 par value)	11,042,438
Amounts in thousands
(x) Premiums received on options written	$169
(+) Credit default swap contracts - premiums paid (received)	$62
(>) Investments in affiliated funds	$627,795

(a) Cash Collateral for Futures	$9,810
(b) Cash Collateral for Swaps	$100
(c) Due to Broker for Swaps	$81
(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 93

Russell Investment Company
Equity Growth Strategy Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$8,847

Expenses
Advisory fees	646
Administrative fees	137
Custodian fees	33
Distribution fees - Class A	233
Distribution fees - Class C	902
Distribution fees - Class R5	28
Transfer agent fees - Class A	186
Transfer agent fees - Class C	241
Transfer agent fees - Class E	5
Transfer agent fees - Class R1	23
Transfer agent fees - Class R4	29
Transfer agent fees - Class R5	22
Transfer agent fees - Class S	140
Professional fees	24
Registration fees	53
Shareholder servicing fees - Class C	301
Shareholder servicing fees - Class E	5
Shareholder servicing fees - Class R4	36
Shareholder servicing fees - Class R5	28
Trustees’ fees	11
Printing fees	52
Miscellaneous	7
Expenses before reductions	3,142
Expense reductions	(606)
Net expenses	2,536
Net investment income (loss)	6,311

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	8,629
Futures contracts	35
Options written	480
Total return swap contracts	1,375
Credit default swap contracts	52
Foreign currency-related transactions	2,728
Capital gain distributions from affiliated funds	13,373
Net realized gain (loss)	26,672
Net change in unrealized appreciation (depreciation) on:
Investments	36,544
Futures contracts	1,067
Options written	76
Total return swap contracts	(1,264)
Credit default swap contracts	12
Foreign currency-related transactions	(1,675)
Net change in unrealized appreciation (depreciation)	34,760
Net realized and unrealized gain (loss)	61,432
Net Increase (Decrease) in Net Assets from Operations	$67,743

See accompanying notes which are an integral part of the financial statements.

94 Equity Growth Strategy Fund

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Equity Growth Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,311	$10,423
Net realized gain (loss)	26,672	31,282
Net change in unrealized appreciation (depreciation)	34,760	(22,321)
Net increase (decrease) in net assets from operations	67,743	19,384

Distributions
From net investment income
Class A	(3,048)	(2,992)
Class C	(3,506)	(2,683)
Class E	(86)	(120)
Class R1	(436)	(523)
Class R4	(489)	(569)
Class R5	(362)	(362)
Class S	(2,324)	(2,926)
Net decrease in net assets from distributions	(10,251)	(10,175)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(87,952)	(119,442)
Total Net Increase (Decrease) in Net Assets	(30,460)	(110,233)

Net Assets
Beginning of period	668,756	778,989
End of period	$638,296	$668,756
Undistributed (overdistributed) net investment income included in net assets	$(1,622)	$2,318

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 95

Russell Investment Company
Equity Growth Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	708	$8,611	873	$9,528
Proceeds from reinvestment of distributions	252	3,034	270	2,974
Payments for shares redeemed	(1,473)	(17,752)	(3,566)	(39,181)
Net increase (decrease)	(513)	(6,107)	(2,423)	(26,679)
Class C
Proceeds from shares sold	787	8,573	1,693	16,640
Proceeds from reinvestment of distributions	321	3,469	269	2,655
Payments for shares redeemed	(3,446)	(37,497)	(6,182)	(61,434)
Net increase (decrease)	(2,338)	(25,455)	(4,220)	(42,139)
Class E
Proceeds from shares sold	21	250	117	1,206
Proceeds from reinvestment of distributions	7	85	11	118
Payments for shares redeemed	(268)	(3,156)	(573)	(6,106)
Net increase (decrease)	(240)	(2,821)	(445)	(4,782)
Class R1
Proceeds from shares sold	146	1,756	431	4,720
Proceeds from reinvestment of distributions	36	432	47	520
Payments for shares redeemed	(1,134)	(13,882)	(1,390)	(15,255)
Net increase (decrease)	(952)	(11,694)	(912)	(10,015)
Class R4
Proceeds from shares sold	130	1,537	353	3,795
Proceeds from reinvestment of distributions	42	489	53	569
Payments for shares redeemed	(658)	(7,725)	(1,113)	(12,030)
Net increase (decrease)	(486)	(5,699)	(707)	(7,666)
Class R5
Proceeds from shares sold	105	1,223	224	2,366
Proceeds from reinvestment of distributions	31	361	34	362
Payments for shares redeemed	(325)	(3,821)	(1,059)	(11,256)
Net increase (decrease)	(189)	(2,237)	(801)	(8,528)
Class S
Proceeds from shares sold	1,196	14,471	2,398	26,428
Proceeds from reinvestment of distributions	189	2,281	210	2,318
Payments for shares redeemed	(4,243)	(50,691)	(4,406)	(48,379)
Net increase (decrease)	(2,858)	(33,939)	(1,798)	(19,633)
Total increase (decrease)	(7,576)	$(87,952)	(11,306)	$(119,442)

See accompanying notes which are an integral part of the financial statements.

96 Equity Growth Strategy Fund

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Russell Investment Company
Equity Growth Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2017*	11.48	.14	1.12	1.26	(.20)	—
October 31, 2016	11.26	.20	.19	.39	(.17)	—
October 31, 2015	11.75	.32	(.53)	(.21)	(.26)	(.02)
October 31, 2014	11.24	.26	.49	.75	(.24)	—
October 31, 2013	9.50	.12	1.75	1.87	(.13)	—
October 31, 2012	8.93	.15	.54	.69	(.12)	—

Class C
April 30, 2017*	10.34	.06	1.04	1.10	(.16)	—
October 31, 2016	10.17	.07	.20	.27	(.10)	—
October 31, 2015	10.64	.17	(.43)	(.26)	(.20)	(.01)
October 31, 2014	10.23	.14	.46	.60	(.19)	—
October 31, 2013	8.69	.04	1.59	1.63	(.09)	—
October 31, 2012	8.21	.07	.51	.58	(.10)	—

Class E
April 30, 2017*	11.22	.17	1.07	1.24	(.20)	—
October 31, 2016	11.01	.21	.17	.38	(.17)	—
October 31, 2015	11.49	.34	(.54)	(.20)	(.26)	(.02)
October 31, 2014	10.99	.26	.48	.74	(.24)	—
October 31, 2013	9.30	.13	1.69	1.82	(.13)	—
October 31, 2012	8.75	.14	.53	.67	(.12)	—

Class R1
April 30, 2017*	11.54	.17	1.12	1.29	(.22)	—
October 31, 2016	11.32	.25	.18	.43	(.21)	—
October 31, 2015	11.81	.44	(.60)	(.16)	(.31)	(.02)
October 31, 2014	11.29	.34	.46	.80	(.28)	—
October 31, 2013	9.53	.15	1.77	1.92	(.16)	—
October 31, 2012	8.95	.18	.55	.73	(.15)	—

Class R4(1)
April 30, 2017*	11.26	.14	1.10	1.24	(.20)	—
October 31, 2016	11.05	.20	.19	.39	(.18)	—
October 31, 2015	11.53	.34	(.52)	(.18)	(.28)	(.02)
October 31, 2014	11.03	.30	.45	.75	(.25)	—
October 31, 2013	9.32	.14	1.71	1.85	(.14)	—
October 31, 2012	8.77	.16	.52	.68	(.13)	—

Class R5(2)
April 30, 2017*	11.13	.12	1.09	1.21	(.19)	—
October 31, 2016	10.92	.17	.19	.36	(.15)	—
October 31, 2015	11.40	.32	(.53)	(.21)	(.25)	(.02)
October 31, 2014	10.91	.26	.45	.71	(.22)	—
October 31, 2013	9.23	.11	1.69	1.80	(.12)	—
October 31, 2012	8.68	.16	.51	.67	(.12)	—

Class S
April 30, 2017*	11.52	.15	1.13	1.28	(.21)	—
October 31, 2016	11.30	.23	.19	.42	(.20)	—
October 31, 2015	11.79	.33	(.51)	(.18)	(.29)	(.02)
October 31, 2014	11.27	.30	.48	.78	(.26)	—
October 31, 2013	9.52	.15	1.75	1.90	(.15)	—
October 31, 2012	8.95	.17	.54	.71	(.14)	—

See accompanying notes which are an integral part of the financial statements.

98 Equity Growth Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.20)	12.54	11.02	193,100.75		.57	1.16	9
(.17)	11.48	3.56	182,586.74		.57	1.82	16
(.28)	11.26	(1.80)	206,436.73		.56	2.72	47
(.24)	11.75	6.70	233,233.72		.56	2.28	23
(.13)	11.24	19.86	241,814.71		.57	1.17	14
(.12)	9.50	7.90	218,585.71		.56	1.61	24

(.16)	11.28	10.68	237,579	1.50	1.32	.58	9
(.10)	10.34	2.72	242,007	1.49	1.32	.73	16
(.21)	10.17	(2.51)	280,881	1.48	1.31	1.60	47
(.19)	10.64	5.87	327,125	1.47	1.31	1.37	23
(.09)	10.23	18.95	331,940	1.46	1.32	.42	14
(.10)	8.69	7.12	311,910	1.46	1.31	.86	24

(.20)	12.26	11.09	3,470.75		.57	1.44	9
(.17)	11.22	3.52	5,873.74		.57	1.91	16
(.28)	11.01	(1.78)	10,665.73		.56	3.01	47
(.24)	11.49	6.76	23,055.72		.56	2.35	23
(.13)	10.99	19.74	29,977.72		.57	1.29	14
(.12)	9.30	7.84	42,548.71		.56	1.60	24

(.22)	12.61	11.23	15,228.50		.24	1.41	9
(.21)	11.54	3.88	24,918.49		.24	2.26	16
(.33)	11.32	(1.45)	34,770.48		.21	3.81	47
(.28)	11.81	7.17	66,147.47		.17	2.97	23
(.16)	11.29	20.37	87,682.46		.17	1.40	14
(.15)	9.53	8.29	64,614.46		.14	1.95	24

(.20)	12.30	11.10	27,891.75		.49	1.19	9
(.18)	11.26	3.63	31,006.74		.49	1.87	16
(.30)	11.05	(1.66)	38,243.73		.46	3.02	47
(.25)	11.53	6.87	57,343.72		.42	2.61	23
(.14)	11.03	20.07	92,890.71		.42	1.34	14
(.13)	9.32	7.94	88,307.71		.39	1.83	24

(.19)	12.15	10.92	22,040	1.00	.74	1.04	9
(.15)	11.13	3.40	22,283.99		.74	1.60	16
(.27)	10.92	(1.94)	30,620.98		.71	2.87	47
(.22)	11.40	6.61	53,253.97		.67	2.34	23
(.12)	10.91	19.71	70,233.97		.67	1.14	14
(.12)	9.23	7.81	78,384.96		.64	1.78	24

(.21)	12.59	11.20	138,988.50		.32	1.24	9
(.20)	11.52	3.81	160,083.49		.32	2.08	16
(.31)	11.30	(1.54)	177,374.48		.31	2.84	47
(.26)	11.79	7.04	179,424.47		.31	2.56	23
(.15)	11.27	20.15	190,902.46		.32	1.46	14
(.14)	9.52	8.06	192,200.47		.31	1.82	24

See accompanying notes which are an integral part of the financial statements.

Equity Growth Strategy Fund 99

Russell Investment Company
Equity Growth Strategy Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Advisory fees	$10,540
Administration fees	22,317
Distribution fees	190,626
Shareholder servicing fees	59,917
Transfer agent fees	100,549
Trustee fees	3,339
$387,288

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized		Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)		of Period	Distributions	Distributions
Commodity Strategies Fund	$19,594	$513	$1,644	$(53	) $	(59	) $	18,351	$—	—
Global Infrastructure Fund	19,713	913	2,622	232		535		18,771	334	549
Global Real Estate Securities Fund	12,353	1,162	1,603	31		(708)		11,235	404	684
Select U.S. Equity Fund	66,451	11,377	11,388	534		7,939		74,913	542	—
U.S. Defensive Equity Fund	49,831	3,533	9,139	623		968		45,816	258	3,274
U.S. Dynamic Equity Fund	59,689	2,602	21,367	2,139		3,597		46,660	393	2,208
U.S. Small Cap Equity Fund	71,421	1,771	13,387	494		10,961		71,260	470	142
Global Opportunistic Credit Fund	66,584	2,464	24,435	(728)		793		44,678	1,604	—
Unconstrained Total Return Fund	10,032	19,868	1,505	(4)		(27)		28,364	290	24
Emerging Markets Fund	79,630	1,973	12,899	5,773		1,316		75,793	947	—
Global Equity Fund	106,754	8,964	16,975	703		3,461		102,907	1,638	6,492
Select International Equity Fund	86,804	2,276	12,901	(926)		7,628		82,881	1,942	—
U.S. Cash Management Fund	10,498	28,533	32,864	1		(2)		6,166	25	—
	$659,354	$85,949	$162,729	$8,819		$36,402		$627,795	$8,847	$13,373

Federal Income Taxes

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$585,114,444
Unrealized Appreciation	$60,250,254
Unrealized Depreciation	(16,910,879)
Net Unrealized Appreciation (Depreciation)	$43,339,375

See accompanying notes which are an integral part of the financial statements.

100 Equity Growth Strategy Fund

Russell Investment Company
2020 Strategy Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including distribution (12b-1) and/or service fees and other			Performance (5%
Fund expenses. The Example is intended to help you understand		Actual	return before
your ongoing costs (in dollars) of investing in the Fund and to	Class A	Performance	expenses)
Beginning Account Value
compare these costs with the ongoing costs of investing in other	November 1, 2016	$1,000.00	$1,000.00
mutual funds. The Example is based on an investment of $1,000	Ending Account Value
invested at the beginning of the period and held for the entire	April 30, 2017	$1,043.10	$1,023.55
period indicated, which for this Fund is from November 1, 2016	Expenses Paid During Period*	$1.27	$1.25
to April 30, 2017.	* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period).
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class E	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	April 30, 2017	$1,043.90	$1,023.55
the expenses you paid on your account during this period.	Expenses Paid During Period*	$1.27	$1.25

Hypothetical Example for Comparison Purposes	* Expenses are equal to the Fund's annualized expense ratio of 0.25%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
Performance (5% return before expenses)” provides information	year period).
about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
		Actual	return before
actual return. The hypothetical account values and expenses	Class R1	Performance	expenses)
may not be used to estimate the actual ending account balance or	Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2016	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
	April 30, 2017	$1,044.60	$1,024.79
funds. To do so, compare this 5% hypothetical example with the	Expenses Paid During Period*	$—	$—
5% hypothetical examples that appear in the shareholder reports
of other funds.	* There were no expenses charged to the Class.

2020 Strategy Fund 101

Russell Investment Company
2020 Strategy Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,043.30	$1,023.55
Expenses Paid During Period*	$1.27	$1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,041.90	$1,022.32
Expenses Paid During Period*	$2.53	$2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,044.60	$1,024.79
Expenses Paid During Period*	$—	$—

* There were no expenses charged to the Class.

102 2020 Strategy Fund

Russell Investment Company
2020 Strategy Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Affiliated Funds - 100.0%
Alternative - 6.3%
Commodity Strategies Fund Class Y	206,952	1,130
Global Infrastructure Fund Class Y	96,378	1,146
Global Real Estate Securities Fund Class Y	27,689	934
		3,210

Domestic Equities - 15.0%
Select U.S. Equity Fund Class Y	413,032	5,097
U.S. Defensive Equity Fund Class Y	25,376	1,288
U.S. Dynamic Equity Fund Class Y	4,188	46
U.S. Small Cap Equity Fund Class Y	37,064	1,193
		7,624

Fixed Income - 61.0%
Global Opportunistic Credit Fund Class Y	82,999	815
Investment Grade Bond Fund Class Y	349,433	7,411
Short Duration Bond Fund Class Y	260,350	4,991
Strategic Bond Fund Class Y	1,685,213	17,830
		31,047

International Equities - 17.7%
Emerging Markets Fund Class Y	78,914	1,441
Global Equity Fund Class Y	243,750	2,632
Select International Equity Fund Class Y	532,106	4,949
		9,022

Total Investments in Affiliated Funds
(cost $43,600)		50,903

Total Investments 100.0%
(identified cost $43,600)		50,903

Other Assets and Liabilities, Net - (0.0%)		(5)
Net Assets - 100.0%		50,898

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total	% of Net Assets
Investments in Affiliated Funds	$50,903	$—	$—	$—	$50,903	100.0
Total Investments	50,903	—	—	—	50,903	100.0
Other Assets and Liabilities, Net						(—)*
						100.0
* Less than 0.05% of net assets.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

2020 Strategy Fund 103

Russell Investment Company
2020 Strategy Fund

be
Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$43,600
Investments, at fair value(>)	50,903
Receivables:
Investments sold	201
Fund shares sold	21
Total assets	51,125

Liabilities
Payables:
Fund shares redeemed	221
Accrued fees to affiliates	6
Total liabilities	227

Net Assets	$50,898

Net Assets Consist of:
Accumulated net realized gain (loss)	$818
Unrealized appreciation (depreciation) on investments	7,303
Shares of beneficial interest	67
Additional paid-in capital	42,710
Net Assets	$50,898

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$7.64
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$8.11
Class A — Net assets	$163,410
Class A — Shares outstanding ($.01 par value)	21,378
Net asset value per share: Class E(#)	$7.66
Class E — Net assets	$694,295
Class E — Shares outstanding ($.01 par value)	90,615
Net asset value per share: Class R1(#)	$7.63
Class R1 — Net assets	$27,014,761
Class R1 — Shares outstanding ($.01 par value)	3,539,130
Net asset value per share: Class R4(#)	$7.63
Class R4 — Net assets	$8,743,024
Class R4 — Shares outstanding ($.01 par value)	1,145,664
Net asset value per share: Class R5(#)	$7.62
Class R5 — Net assets	$9,588,162
Class R5 — Shares outstanding ($.01 par value)	1,257,980
Net asset value per share: Class S(#)	$7.63
Class S — Net assets	$4,694,036
Class S — Shares outstanding ($.01 par value)	614,882
Amounts in thousands
(>) Investments in affiliated funds	$50,903

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

104 2020 Strategy Fund

Russell Investment Company
2020 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$1,231

Expenses
Distribution fees - Class A	—**
Distribution fees - Class R5	12
Shareholder servicing fees - Class E	1
Shareholder servicing fees - Class R4	12
Shareholder servicing fees - Class R5	12
Total expenses	37
Net investment income (loss)	1,194

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,036
Capital gain distributions from affiliated funds	539
Net realized gain (loss)	1,575
Net change in unrealized appreciation (depreciation) on investments	(431)
Net realized and unrealized gain (loss)	1,144
Net Increase (Decrease) in Net Assets from Operations	$2,338

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

2020 Strategy Fund 105

Russell Investment Company
2020 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,194	$1,769
Net realized gain (loss)	1,575	2,077
Net change in unrealized appreciation (depreciation)	(431)	(1,468)
Net increase (decrease) in net assets from operations	2,338	2,378

Distributions
From net investment income
Class A	(4)	(5)
Class E	(20)	(50)
Class R1	(665)	(995)
Class R4	(197)	(244)
Class R5	(200)	(331)
Class S	(108)	(156)
From net realized gain
Class A	(8)	(19)
Class E	(39)	(179)
Class R1	(1,203)	(3,345)
Class R4	(376)	(841)
Class R5	(406)	(1,340)
Class S	(195)	(517)
Net decrease in net assets from distributions	(3,421)	(8,022)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(6,583)	(8,279)
Total Net Increase (Decrease) in Net Assets	(7,666)	(13,923)

Net Assets
Beginning of period	58,564	72,487
End of period	$50,898	$58,564

See accompanying notes which are an integral part of the financial statements.

106 2020 Strategy Fund

Russell Investment Company
2020 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	—	$—	—	$—
Proceeds from reinvestment of distributions	2	12	3	24
Payments for shares redeemed	(6)	(44)	(7)	(60)
Net increase (decrease)	(4)	(32)	(4)	(36)
Class E
Proceeds from shares sold	6	47	8	58
Proceeds from reinvestment of distributions	8	59	31	229
Payments for shares redeemed	(164)	(1,270)	(27)	(200)
Net increase (decrease)	(150)	(1,164)	12	87
Class R1
Proceeds from shares sold	318	2,402	775	6,095
Proceeds from reinvestment of distributions	253	1,862	579	4,329
Payments for shares redeemed	(888)	(6,710)	(2,023)	(15,764)
Net increase (decrease)	(317)	(2,446)	(669)	(5,340)
Class R4
Proceeds from shares sold	75	566	185	1,426
Proceeds from reinvestment of distributions	78	572	145	1,086
Payments for shares redeemed	(268)	(2,025)	(168)	(1,325)
Net increase (decrease)	(115)	(887)	162	1,187
Class R5
Proceeds from shares sold	215	1,619	379	2,899
Proceeds from reinvestment of distributions	83	606	224	1,671
Payments for shares redeemed	(524)	(3,970)	(1,036)	(8,086)
Net increase (decrease)	(226)	(1,745)	(433)	(3,516)
Class S
Proceeds from shares sold	62	465	154	1,187
Proceeds from reinvestment of distributions	41	303	90	672
Payments for shares redeemed	(142)	(1,077)	(323)	(2,520)
Net increase (decrease)	(39)	(309)	(79)	(661)
Total increase (decrease)	(851)	$(6,583)	(1,011)	$(8,279)

See accompanying notes which are an integral part of the financial statements.

2020 Strategy Fund 107

Russell Investment Company
2020 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2017*	7.80	.18	.14	.32	(.17)	(.31)
October 31, 2016	8.51	.20	.09	.29	(.22)	(.78)
October 31, 2015	12.11	.28	(.21)	.07	(.25)	(3.42)
October 31, 2014	11.92	.27	.37	.64	(.22)	(.23)
October 31, 2013	11.17	.24	.80	1.04	(.29)	—
October 31, 2012	10.55	.32	.54	.86	(.24)	—

Class E
April 30, 2017*	7.81	.16	.16	.32	(.16)	(.31)
October 31, 2016	8.52	.21	.08	.29	(.22)	(.78)
October 31, 2015	12.13	.21	(.14)	.07	(.26)	(3.42)
October 31, 2014	11.94	.22	.42	.64	(.22)	(.23)
October 31, 2013	11.19	.30	.74	1.04	(.29)	—
October 31, 2012	10.57	.25	.62	.87	(.25)	—

Class R1
April 30, 2017*	7.79	.17	.15	.32	(.17)	(.31)
October 31, 2016	8.50	.23	.08	.31	(.24)	(.78)
October 31, 2015	12.11	.23	(.14)	.09	(.28)	(3.42)
October 31, 2014	11.93	.27	.39	.66	(.25)	(.23)
October 31, 2013	11.18	.34	.73	1.07	(.32)	—
October 31, 2012	10.56	.27	.63	.90	(.28)	—

Class R4(1)
April 30, 2017*	7.79	.16	.15	.31	(.16)	(.31)
October 31, 2016	8.50	.20	.09	.29	(.22)	(.78)
October 31, 2015	12.11	.22	(.15)	.07	(.26)	(3.42)
October 31, 2014	11.92	.22	.42	.64	(.22)	(.23)
October 31, 2013	11.17	.30	.74	1.04	(.29)	—
October 31, 2012	10.54	.27	.60	.87	(.24)	—

Class R5(2)
April 30, 2017*	7.78	.16	.15	.31	(.16)	(.31)
October 31, 2016	8.49	.19	.08	.27	(.20)	(.78)
October 31, 2015	12.08	.22	(.16)	.06	(.23)	(3.42)
October 31, 2014	11.90	.21	.39	.60	(.19)	(.23)
October 31, 2013	11.15	.27	.74	1.01	(.26)	—
October 31, 2012	10.52	.23	.62	.85	(.22)	—

Class S
April 30, 2017*	7.79	.17	.16	.33	(.18)	(.31)
October 31, 2016	8.50	.23	.08	.31	(.24)	(.78)
October 31, 2015	12.11	.25	(.16)	.09	(.28)	(3.42)
October 31, 2014	11.93	.28	.38	.66	(.25)	(.23)
October 31, 2013	11.18	.32	.75	1.07	(.32)	—
October 31, 2012	10.56	.27	.63	.90	(.28)	—

See accompanying notes which are an integral part of the financial statements.

108 2020 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
$	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
Total	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.48)	7.64	4.31	164.25		.25	2.36	18
(1.00)	7.80	4.00	200.25		.25	2.58	28
(3.67)	8.51	.59	253.25		.25	3.03	28
(.45)	12.11	5.48	540.25		.25	2.24	42
(.29)	11.92	9.52	1,460.25		.25	2.11	15
(.24)	11.17	8.33	902.25		.25	3.02	21

(.47)	7.66	4.39	694.25		.25	2.05	18
(1.00)	7.81	4.00	1,875.25		.25	2.66	28
(3.68)	8.52	.52	1,947.25		.25	2.37	28
(.45)	12.13	5.52	2,312.25		.25	1.80	42
(.29)	11.94	9.48	2,240.25		.25	2.62	15
(.25)	11.19	8.39	2,380.25		.25	2.30	21

(.48)	7.63	4.46	27,015	—	—	2.27	18
(1.02)	7.79	4.28	30,034	—	—	2.97	28
(3.70)	8.50	.78	38,455	—	—	2.56	28
(.48)	12.11	5.70	51,257	—	—	2.24	42
(.32)	11.93	9.77	92,947	—	—	2.95	15
(.28)	11.18	8.68	121,239	—	—	2.51	21

(.47)	7.63	4.33	8,743.25		.25	2.15	18
(1.00)	7.79	4.02	9,819.25		.25	2.56	28
(3.68)	8.50	.52	9,340.25		.25	2.41	28
(.45)	12.11	5.51	12,844.25		.25	1.82	42
(.29)	11.92	9.48	17,172.25		.25	2.65	15
(.24)	11.17	8.46	24,126.25		.25	2.55	21

(.47)	7.62	4.19	9,588.50		.50	2.06	18
(.98)	7.78	3.74	11,544.50		.50	2.48	28
(3.65)	8.49	.38	16,269.50		.50	2.37	28
(.42)	12.08	5.15	37,373.50		.50	1.73	42
(.26)	11.90	9.23	59,271.50		.50	2.38	15
(.22)	11.15	8.19	67,605.50		.50	2.17	21

(.49)	7.63	4.46	4,694	—	—	2.22	18
(1.02)	7.79	4.28	5,092	—	—	2.96	28
(3.70)	8.50	.78	6,223	—	—	2.78	28
(.48)	12.11	5.70	10,187	—	—	2.32	42
(.32)	11.93	9.77	20,550	—	—	2.80	15
(.28)	11.18	8.68	22,285	—	—	2.53	21

See accompanying notes which are an integral part of the financial statements.

2020 Strategy Fund 109

Russell Investment Company
2020 Strategy Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Distribution fees	$2,011
Shareholder servicing fees	3,945
$5,956

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized		Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)		of Period	Distributions	Distributions
Commodity Strategies Fund	$1,318	$144	$330	$(183	) $	181		$1,130	$—	$—
Global Infrastructure Fund	1,183	251	337	(25)		74		1,146	20	32
Global Real Estate Securities Fund	890	357	271	2		(44)		934	29	47
Select U.S. Equity Fund	7,173	380	3,261	442		363		5,097	49	—
U.S. Defensive Equity Fund	1,493	178	431	170		(122)		1,288	7	96
U.S. Dynamic Equity Fund	952	71	1,052	119		(44)		46	6	35
U.S. Small Cap Equity Fund	1,510	154	709	334		(96)		1,193	10	3
Global Opportunistic Credit Fund	1,891	130	1,194	(31)		19		815	42	—
Investment Grade Bond Fund	6,825	2,354	1,448	(25)		(295)		7,411	249	20
Short Duration Bond Fund	5,918	894	1,787	(15)		(19)		4,991	49	—
Strategic Bond Fund	19,475	2,923	3,743	126		(951)		17,830	587	109
Emerging Markets Fund	1,317	514	515	81		44		1,441	16	—
Global Equity Fund	3,269	385	1,124	175		(73)		2,632	50	197
Select International Equity Fund	5,331	905	1,685	(134)		532		4,949	117	—
	$58,545	$9,640	$17,887	$1,036		$(431	) $	50,903	$1,231	$539

Federal Income Taxes

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$44,439,977
Unrealized Appreciation	$7,106,340
Unrealized Depreciation	(643,662)
Net Unrealized Appreciation (Depreciation)	$6,462,678

See accompanying notes which are an integral part of the financial statements.

110 2020 Strategy Fund

Russell Investment Company
2025 Strategy Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur ongoing costs, including	addition, if these transactional costs were included, your costs
distribution (12b-1) and/or service fees and other Fund expenses.	would have been higher.
The Example is intended to help you understand your ongoing			Hypothetical
costs (in dollars) of investing in the Fund and to compare these			Performance (5%
costs with the ongoing costs of investing in other mutual funds.		Actual	return before
The Example is based on an investment of $1,000 invested at the	Class R1	Performance	expenses)
Beginning Account Value
beginning of the period and held for the entire period indicated,	November 1, 2016	$1,000.00	$1,000.00
which for this Fund is from November 1, 2016 to April 30, 2017.	Ending Account Value
	April 30, 2017	$1,059.20	$1,024.79
Actual Expenses	Expenses Paid During Period*	$—	$—
The information in the table under the heading “Actual
Performance” provides information about actual account values	* There were no expenses charged to the Class.
and actual expenses. You may use the information in this column,			Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
	Class R4	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2017	$1,056.50	$1,023.55
	Expenses Paid During Period*	$1.27	$1.25
Hypothetical Example for Comparison Purposes
* Expenses are equal to the Fund's annualized expense ratio of 0.25%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class R5	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
	November 1, 2016	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
funds. To do so, compare this 5% hypothetical example with the	April 30, 2017	$1,055.40	$1,022.32
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$2.55	$2.51
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2025 Strategy Fund 111

Russell Investment Company
2025 Strategy Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Affiliated Funds - 100.0%
Alternative - 6.8%
Commodity Strategies Fund Class Y	119,987	655
Global Infrastructure Fund Class Y	56,124	667
Global Real Estate Securities Fund Class Y	16,243	548
		1,870

Domestic Equities - 19.3%
Select U.S. Equity Fund Class Y	281,923	3,480
U.S. Defensive Equity Fund Class Y	14,388	730
U.S. Dynamic Equity Fund Class Y	14,991	164
U.S. Small Cap Equity Fund Class Y	30,668	987
		5,361

Fixed Income - 50.7%
Global Opportunistic Credit Fund Class Y	43,796	430
Investment Grade Bond Fund Class Y	169,833	3,602
Short Duration Bond Fund Class Y	66,220	1,269
Strategic Bond Fund Class Y	827,557	8,756
		14,057

International Equities - 23.2%
Emerging Markets Fund Class Y	60,730	1,109
Global Equity Fund Class Y	173,873	1,878
Select International Equity Fund Class Y	369,892	3,440
		6,427

Total Investments in Affiliated Funds
(cost $24,558)		27,715

Total Investments 100.0%
(identified cost $24,558)		27,715

Other Assets and Liabilities, Net - (0.0%)		(4)
Net Assets - 100.0%		27,711

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total	% of Net Assets
Investments in Affiliated Funds	$27,715	$—	$—	$—	$27,715	100.0
Total Investments	27,715	—	—	—	27,715	100.0
Other Assets and Liabilities, Net						(—)*
						100.0

See accompanying notes which are an integral part of the financial statements.

112 2025 Strategy Fund

Russell Investment Company
2025 Strategy Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

* Less than 0.05% of net assets.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

2025 Strategy Fund 113

Russell Investment Company
2025 Strategy Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$24,558
Investments, at fair value(>)	27,715
Receivables:
Fund shares sold	32
Total assets	27,747

Liabilities
Payables:
Investments purchased	32
Accrued fees to affiliates	4
Total liabilities	36

Net Assets	$27,711

Net Assets Consist of:
Accumulated net realized gain (loss)	$(40)
Unrealized appreciation (depreciation) on investments	3,157
Shares of beneficial interest	33
Additional paid-in capital	24,561
Net Assets	$27,711

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R1(#)	$8.35
Class R1 — Net assets	$15,078,961
Class R1 — Shares outstanding ($.01 par value)	1,806,768
Net asset value per share: Class R4(#)	$8.35
Class R4 — Net assets	$7,026,016
Class R4 — Shares outstanding ($.01 par value)	841,325
Net asset value per share: Class R5(#)	$8.32
Class R5 — Net assets	$5,606,068
Class R5 — Shares outstanding ($.01 par value)	673,595
Amounts in thousands
(>) Investments in affiliated funds	$27,715

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

114 2025 Strategy Fund

Russell Investment Company
2025 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$587

Expenses
Distribution fees - Class R5	7
Shareholder servicing fees - Class R4	9
Shareholder servicing fees - Class R5	7
Total expenses	23
Net investment income (loss)	564

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	328
Capital gain distributions from affiliated funds	298
Net realized gain (loss)	626
Net change in unrealized appreciation (depreciation) on investments	345
Net realized and unrealized gain (loss)	971
Net Increase (Decrease) in Net Assets from Operations	$1,535

See accompanying notes which are an integral part of the financial statements.

2025 Strategy Fund 115

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2025 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$564	$748
Net realized gain (loss)	626	411
Net change in unrealized appreciation (depreciation)	345	(143)
Net increase (decrease) in net assets from operations	1,535	1,016

Distributions
From net investment income
Class R1	(314)	(401)
Class R4	(140)	(194)
Class R5	(110)	(154)
From net realized gain
Class R1	(300)	(414)
Class R4	(143)	(226)
Class R5	(118)	(201)
Net decrease in net assets from distributions	(1,125)	(1,590)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(493)	(3,401)
Total Net Increase (Decrease) in Net Assets	(83)	(3,975)

Net Assets
Beginning of period	27,794	31,769
End of period	$27,711	$27,794

See accompanying notes which are an integral part of the financial statements.

116 2025 Strategy Fund

Russell Investment Company
2025 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class R1
Proceeds from shares sold	122	$1,003	368	$2,999
Proceeds from reinvestment of distributions	77	614	103	815
Payments for shares redeemed	(212)	(1,741)	(658)	(5,375)
Net increase (decrease)	(13)	(124)	(187)	(1,561)
Class R4
Proceeds from shares sold	72	592	158	1,272
Proceeds from reinvestment of distributions	36	283	53	420
Payments for shares redeemed	(141)	(1,164)	(234)	(1,888)
Net increase (decrease)	(33)	(289)	(23)	(196)
Class R5
Proceeds from shares sold	61	500	151	1,209
Proceeds from reinvestment of distributions	29	228	45	355
Payments for shares redeemed	(100)	(808)	(396)	(3,208)
Net increase (decrease)	(10)	(80)	(200)	(1,644)
Total increase (decrease)	(56)	$(493)	(410)	$(3,401)

See accompanying notes which are an integral part of the financial statements.

2025 Strategy Fund 117

Russell Investment Company
2025 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class R1
April 30, 2017*	8.23	.17	.30	.47	(.18)	(.17)
October 31, 2016	8.39	.22	.10	.32	(.23)	(.25)
October 31, 2015	10.67	.21	(.15)	.06	(.25)	(2.09)
October 31, 2014	10.80	.25	.39	.64	(.24)	(.53)
October 31, 2013	10.01	.28	.96	1.24	(.26)	(.19)
October 31, 2012	9.44	.22	.61	.83	(.23)	(.03)

Class R4(1)
April 30, 2017*	8.24	.16	.29	.45	(.17)	(.17)
October 31, 2016	8.40	.21	.09	.30	(.21)	(.25)
October 31, 2015	10.67	.20	(.15)	.05	(.23)	(2.09)
October 31, 2014	10.81	.19	.42	.61	(.22)	(.53)
October 31, 2013	10.01	.23	1.00	1.23	(.24)	(.19)
October 31, 2012	9.44	.22	.58	.80	(.20)	(.03)

Class R5(2)
April 30, 2017*	8.21	.16	.28	.44	(.16)	(.17)
October 31, 2016	8.37	.19	.09	.28	(.19)	(.25)
October 31, 2015	10.64	.19	(.17)	.02	(.20)	(2.09)
October 31, 2014	10.77	.19	.40	.59	(.19)	(.53)
October 31, 2013	9.98	.20	.99	1.19	(.21)	(.19)
October 31, 2012	9.41	.19	.58	.77	(.17)	(.03)

See accompanying notes which are an integral part of the financial statements.

118 2025 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.35)	8.35	5.92	15,079	—	—	2.12	17
(.48)	8.23	4.12	14,978	—	—	2.75	27
(2.34)	8.39	.52	16,836	—	—	2.35	53
(.77)	10.67	6.23	14,573	—	—	2.41	67
(.45)	10.80	12.93	22,717	—	—	2.75	28
(.26)	10.01	9.00	34,875	—	—	2.32	37

(.34)	8.35	5.65	7,026.25		.25	1.99	17
(.46)	8.24	3.86	7,206.25		.25	2.61	27
(2.32)	8.40	.37	7,540.25		.25	2.27	53
(.75)	10.67	5.87	7,743.25		.25	1.83	67
(.43)	10.81	12.68	6,736.25		.25	2.20	28
(.23)	10.01	8.67	6,235.25		.25	2.28	37

(.33)	8.32	5.54	5,606.50		.50	1.95	17
(.44)	8.21	3.60	5,610.50		.50	2.39	27
(2.29)	8.37	.07	7,393.50		.50	2.14	53
(.72)	10.64	5.70	11,880.50		.50	1.84	67
(.40)	10.77	12.41	16,585.50		.50	1.99	28
(.20)	9.98	8.40	14,350.50		.50	2.00	37

See accompanying notes which are an integral part of the financial statements.

2025 Strategy Fund 119

Russell Investment Company
2025 Strategy Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Distribution fees	$1,146
Shareholder servicing fees	2,570
$3,716

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
Commodity Strategies Fund	$671	$86	$98	$(16	) $	12	$655	$—	$—
Global Infrastructure Fund	606	123	91	(7)		36	667	10	17
Global Real Estate Securities Fund	470	172	71	1		(24)	548	16	25
Select U.S. Equity Fund	4,173	140	1,321	176		312	3,480	30	—
U.S. Defensive Equity Fund	736	72	105	29		(2)	730	4	49
U.S. Dynamic Equity Fund	635	43	568	57		(3)	164	4	24
U.S. Small Cap Equity Fund	1,065	81	329	102		68	987	7	2
Global Opportunistic Credit Fund	853	56	475	(2)		(2)	430	20	—
Investment Grade Bond Fund	2,980	989	227	(12)		(128)	3,602	112	9
Short Duration Bond Fund	1,213	393	329	(1)		(7)	1,269	11	—
Strategic Bond Fund	8,242	1,447	589	(16)		(328)	8,756	257	47
Emerging Markets Fund	911	319	215	4		90	1,109	11	—
Global Equity Fund	2,021	214	427	54		16	1,878	32	125
Select International Equity Fund	3,222	549	595	(41)		305	3,440	73	—
	$27,798	$4,684	$5,440	$328		$345	$27,715	$587	$298

Federal Income Taxes

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$25,264,585
Unrealized Appreciation	$2,677,803
Unrealized Depreciation	(227,634)
Net Unrealized Appreciation (Depreciation)	$2,450,169

See accompanying notes which are an integral part of the financial statements.

120 2025 Strategy Fund

Russell Investment Company
2030 Strategy Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including distribution (12b-1) and/or service fees and other			Performance (5%
Fund expenses. The Example is intended to help you understand		Actual	return before
your ongoing costs (in dollars) of investing in the Fund and to	Class A	Performance	expenses)
Beginning Account Value
compare these costs with the ongoing costs of investing in other	November 1, 2016	$1,000.00	$1,000.00
mutual funds. The Example is based on an investment of $1,000	Ending Account Value
invested at the beginning of the period and held for the entire	April 30, 2017	$1,073.60	$1,023.55
period indicated, which for this Fund is from November 1, 2016	Expenses Paid During Period*	$1.29	$1.25
to April 30, 2017.	* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period).
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class E	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	April 30, 2017	$1,074.60	$1,023.55
the expenses you paid on your account during this period.	Expenses Paid During Period*	$1.29	$1.25

Hypothetical Example for Comparison Purposes	* Expenses are equal to the Fund's annualized expense ratio of 0.25%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
Performance (5% return before expenses)” provides information	year period).
about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
		Actual	return before
actual return. The hypothetical account values and expenses	Class R1	Performance	expenses)
may not be used to estimate the actual ending account balance or	Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2016	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
	April 30, 2017	$1,074.40	$1,024.79
funds. To do so, compare this 5% hypothetical example with the	Expenses Paid During Period*	$—	$—
5% hypothetical examples that appear in the shareholder reports
of other funds.	* There were no expenses charged to the Class.

2030 Strategy Fund 121

Russell Investment Company
2030 Strategy Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,074.60	$1,023.55
Expenses Paid During Period*	$1.29	$1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,073.00	$1,022.32
Expenses Paid During Period*	$2.57	$2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,075.80	$1,024.79
Expenses Paid During Period*	$—	$—

* There were no expenses charged to the Class.

122 2030 Strategy Fund

Russell Investment Company
2030 Strategy Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Affiliated Funds - 100.0%
Alternative - 7.3%
Commodity Strategies Fund Class Y	345,363	1,886
Global Infrastructure Fund Class Y	162,298	1,930
Global Real Estate Securities Fund Class Y	45,976	1,550
		5,366

Domestic Equities - 24.3%
Select U.S. Equity Fund Class Y	931,930	11,500
U.S. Defensive Equity Fund Class Y	39,929	2,027
U.S. Dynamic Equity Fund Class Y	50,166	549
U.S. Small Cap Equity Fund Class Y	114,663	3,691
		17,767

Fixed Income - 38.7%
Global Opportunistic Credit Fund Class Y	100,759	989
Investment Grade Bond Fund Class Y	309,289	6,560
Strategic Bond Fund Class Y	1,965,098	20,791
		28,340

International Equities - 29.7%
Emerging Markets Fund Class Y	223,358	4,079
Global Equity Fund Class Y	582,220	6,288
Select International Equity Fund Class Y	1,217,710	11,324
		21,691

Total Investments in Affiliated Funds
(cost $62,329)		73,164

Total Investments 100.0%
(identified cost $62,329)		73,164

Other Assets and Liabilities, Net - (0.0%)		(6)
Net Assets - 100.0%		73,158

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total	% of Net Assets
Investments in Affiliated Funds	$73,164	$—	$—	$—	$73,164	100.0
Total Investments	73,164	—	—	—	73,164	100.0
Other Assets and Liabilities, Net						(—)*
						100.0
* Less than 0.05% of net assets.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

2030 Strategy Fund 123

Russell Investment Company
2030 Strategy Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$62,329
Investments, at fair value(>)	73,164
Receivables:
Fund shares sold	46
Total assets	73,210

Liabilities
Payables:
Investments purchased	40
Fund shares redeemed	5
Accrued fees to affiliates	7
Total liabilities	52

Net Assets	$73,158

Net Assets Consist of:
Accumulated net realized gain (loss)	$407
Unrealized appreciation (depreciation) on investments	10,835
Shares of beneficial interest	89
Additional paid-in capital	61,827
Net Assets	$73,158

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$8.29
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$8.80
Class A — Net assets	$822,960
Class A — Shares outstanding ($.01 par value)	99,261
Net asset value per share: Class E(#)	$8.19
Class E — Net assets	$300,637
Class E — Shares outstanding ($.01 par value)	36,719
Net asset value per share: Class R1(#)	$8.20
Class R1 — Net assets	$39,380,417
Class R1 — Shares outstanding ($.01 par value)	4,800,064
Net asset value per share: Class R4(#)	$8.19
Class R4 — Net assets	$9,791,281
Class R4 — Shares outstanding ($.01 par value)	1,196,124
Net asset value per share: Class R5(#)	$8.20
Class R5 — Net assets	$12,235,660
Class R5 — Shares outstanding ($.01 par value)	1,492,056
Net asset value per share: Class S(#)	$8.20
Class S — Net assets	$10,626,643
Class S — Shares outstanding ($.01 par value)	1,296,211
Amounts in thousands
(>) Investments in affiliated funds	$73,164

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

124 2030 Strategy Fund

Russell Investment Company
2030 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$1,407

Expenses
Distribution fees - Class A	1
Distribution fees - Class R5	16
Shareholder servicing fees - Class E	1
Shareholder servicing fees - Class R4	12
Shareholder servicing fees - Class R5	16
Total expenses	46
Net investment income (loss)	1,361

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,158
Capital gain distributions from affiliated funds	865
Net realized gain (loss)	2,023
Net change in unrealized appreciation (depreciation) on investments	1,724
Net realized and unrealized gain (loss)	3,747
Net Increase (Decrease) in Net Assets from Operations	$5,108

See accompanying notes which are an integral part of the financial statements.

2030 Strategy Fund 125

Russell Investment Company
2030 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,361	$1,976
Net realized gain (loss)	2,023	1,964
Net change in unrealized appreciation (depreciation)	1,724	(1,423)
Net increase (decrease) in net assets from operations	5,108	2,517

Distributions
From net investment income
Class A	(16)	(18)
Class E	(5)	(7)
Class R1	(725)	(1,085)
Class R4	(188)	(261)
Class R5	(235)	(385)
Class S	(192)	(230)
From net realized gain
Class A	(27)	(49)
Class E	(9)	(20)
Class R1	(1,151)	(2,744)
Class R4	(322)	(707)
Class R5	(433)	(1,206)
Class S	(305)	(562)
Net decrease in net assets from distributions	(3,608)	(7,274)

Share Transactions*
Net increase (decrease) in net assets from share transactions	1,142	(11,057)
Total Net Increase (Decrease) in Net Assets	2,642	(15,814)

Net Assets
Beginning of period	70,516	86,330
End of period	$73,158	$70,516

See accompanying notes which are an integral part of the financial statements.

126 2030 Strategy Fund

Russell Investment Company
2030 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	2	$13	8	$63
Proceeds from reinvestment of distributions	5	42	9	68
Payments for shares redeemed	(8)	(62)	(5)	(38)
Net increase (decrease)	(1)	(7)	12	93
Class E
Proceeds from shares sold	3	23	11	86
Proceeds from reinvestment of distributions	2	14	3	27
Payments for shares redeemed	(3)	(20)	(11)	(85)
Net increase (decrease)	2	17	3	28
Class R1
Proceeds from shares sold	513	4,125	1,083	8,582
Proceeds from reinvestment of distributions	238	1,859	493	3,800
Payments for shares redeemed	(381)	(3,079)	(2,470)	(19,697)
Net increase (decrease)	370	2,905	(894)	(7,315)
Class R4
Proceeds from shares sold	78	623	193	1,528
Proceeds from reinvestment of distributions	66	510	126	968
Payments for shares redeemed	(250)	(2,003)	(254)	(2,007)
Net increase (decrease)	(106)	(870)	65	489
Class R5
Proceeds from shares sold	166	1,336	330	2,585
Proceeds from reinvestment of distributions	86	668	206	1,590
Payments for shares redeemed	(514)	(4,118)	(1,141)	(9,017)
Net increase (decrease)	(262)	(2,114)	(605)	(4,842)
Class S
Proceeds from shares sold	132	1,060	219	1,734
Proceeds from reinvestment of distributions	64	497	103	792
Payments for shares redeemed	(43)	(346)	(256)	(2,036)
Net increase (decrease)	153	1,211	66	490
Total increase (decrease)	156	$1,142	(1,353)	$(11,057)

See accompanying notes which are an integral part of the financial statements.

2030 Strategy Fund 127

Russell Investment Company
2030 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2017*	8.13	.16	.42	.58	(.16)	(.26)
October 31, 2016	8.61	.19	.09	.28	(.20)	(.56)
October 31, 2015	12.55	.31	(.28)	.03	(.24)	(3.73)
October 31, 2014	12.05	.26	.50	.76	(.26)	—
October 31, 2013	10.55	.21	1.50	1.71	(.21)	—
October 31, 2012	9.92	.17	.64	.81	(.18)	—

Class E
April 30, 2017*	8.03	.15	.43	.58	(.16)	(.26)
October 31, 2016	8.52	.21	.06	.27	(.20)	(.56)
October 31, 2015	12.46	.18	(.15)	.03	(.24)	(3.73)
October 31, 2014	11.96	.28	.48	.76	(.26)	—
October 31, 2013	10.48	.21	1.48	1.69	(.21)	—
October 31, 2012	9.84	.19	.63	.82	(.18)	—

Class R1
April 30, 2017*	8.05	.16	.42	.58	(.17)	(.26)
October 31, 2016	8.54	.22	.07	.29	(.22)	(.56)
October 31, 2015	12.48	.21	(.16)	.05	(.26)	(3.73)
October 31, 2014	11.98	.33	.47	.80	(.30)	—
October 31, 2013	10.49	.24	1.49	1.73	(.24)	—
October 31, 2012	9.86	.20	.64	.84	(.21)	—

Class R4(1)
April 30, 2017*	8.03	.15	.43	.58	(.16)	(.26)
October 31, 2016	8.52	.19	.08	.27	(.20)	(.56)
October 31, 2015	12.46	.20	(.17)	.03	(.24)	(3.73)
October 31, 2014	11.96	.27	.49	.76	(.26)	—
October 31, 2013	10.48	.21	1.48	1.69	(.21)	—
October 31, 2012	9.84	.20	.61	.81	(.17)	—

Class R5(2)
April 30, 2017*	8.04	.15	.42	.57	(.15)	(.26)
October 31, 2016	8.53	.18	.07	.25	(.18)	(.56)
October 31, 2015	12.47	.19	(.19)	—	(.21)	(3.73)
October 31, 2014	11.97	.26	.47	.73	(.23)	—
October 31, 2013	10.48	.19	1.48	1.67	(.18)	—
October 31, 2012	9.84	.16	.63	.79	(.15)	—

Class S
April 30, 2017*	8.04	.15	.44	.59	(.17)	(.26)
October 31, 2016	8.53	.21	.08	.29	(.22)	(.56)
October 31, 2015	12.47	.23	(.18)	.05	(.26)	(3.73)
October 31, 2014	11.98	.33	.46	.79	(.30)	—
October 31, 2013	10.49	.24	1.49	1.73	(.24)	—
October 31, 2012	9.86	.20	.64	.84	(.21)	—

See accompanying notes which are an integral part of the financial statements.

128 2030 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.42)	8.29	7.36	823.25		.25	1.91	19
(.76)	8.13	3.70	813.25		.25	2.37	24
(3.97)	8.61	(.07)	757.25		.25	3.23	32
(.26)	12.55	6.40	2,011.25		.25	2.14	60
(.21)	12.05	16.42	2,321.25		.25	1.85	16
(.18)	10.55	8.32	2,033.25		.25	1.70	26

(.42)	8.19	7.46	301.25		.25	1.84	19
(.76)	8.03	3.63	278.25		.25	2.69	24
(3.97)	8.52	(.08)	270.25		.25	2.01	32
(.26)	12.46	6.43	362.25		.25	2.25	60
(.21)	11.96	16.34	527.25		.25	1.84	16
(.18)	10.48	8.46	589.25		.25	1.90	26

(.43)	8.20	7.44	39,380	—	—	1.94	19
(.78)	8.05	3.88	35,655	—	—	2.75	24
(3.99)	8.54	.22	45,445	—	—	2.29	32
(.30)	12.48	6.72	50,599	—	—	2.66	60
(.24)	11.98	16.71	83,569	—	—	2.18	16
(.21)	10.49	8.65	87,265	—	—	1.99	26

(.42)	8.19	7.46	9,791.25		.25	1.89	19
(.76)	8.03	3.62	10,460.25		.25	2.43	24
(3.97)	8.52	(.05)	10,545.25		.25	2.22	32
(.26)	12.46	6.45	16,830.25		.25	2.21	60
(.21)	11.96	16.33	20,147.25		.25	1.86	16
(.17)	10.48	8.43	21,520.25		.25	1.96	26

(.41)	8.20	7.30	12,236.50		.50	1.84	19
(.74)	8.04	3.34	14,111.50		.50	2.31	24
(3.94)	8.53	(.35)	20,120.50		.50	2.02	32
(.23)	12.47	6.17	39,472.50		.50	2.12	60
(.18)	11.97	16.13	51,507.50		.50	1.66	16
(.15)	10.48	8.15	50,961.50		.50	1.64	26

(.43)	8.20	7.58	10,627	—	—	1.93	19
(.78)	8.04	3.87	9,199	—	—	2.64	24
(3.99)	8.53	.22	9,193	—	—	2.46	32
(.30)	12.47	6.63	14,168	—	—	2.68	60
(.24)	11.98	16.71	20,905	—	—	2.15	16
(.21)	10.49	8.65	24,300	—	—	1.98	26

See accompanying notes which are an integral part of the financial statements.

2030 Strategy Fund 129

Russell Investment Company
2030 Strategy Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Distribution fees	$2,666
Shareholder servicing fees	4,546
$7,212

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
Commodity Strategies Fund	$1,867	$323	$290	$(33	) $	19	$1,886	$—	$—
Global Infrastructure Fund	1,539	552	253	(20)		112	1,930	27	44
Global Real Estate Securities Fund	1,188	614	194	(7)		(51)	1,550	43	66
Select U.S. Equity Fund	13,105	499	3,642	485		1,053	11,500	100	—
U.S. Defensive Equity Fund	1,983	215	237	39		27	2,027	11	135
U.S. Dynamic Equity Fund	2,205	140	1,977	196		(15)	549	14	85
U.S. Small Cap Equity Fund	3,797	379	1,087	399		203	3,691	25	8
Global Opportunistic Credit Fund	1,855	211	1,071	(18)		12	989	43	—
Investment Grade Bond Fund	5,292	1,881	365	(18)		(230)	6,560	201	16
Strategic Bond Fund	17,636	4,999	1,134	(24)		(686)	20,791	559	103
Emerging Markets Fund	3,316	1,298	884	158		191	4,079	41	—
Global Equity Fund	6,441	764	1,147	111		119	6,288	103	408
Select International Equity Fund	10,300	1,819	1,655	(110)		970	11,324	240	—
	$70,524	$13,694	$13,936	$1,158		$1,724	$73,164	$1,407	$865

Federal Income Taxes

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$63,993,744
Unrealized Appreciation	$9,995,857
Unrealized Depreciation	(825,462)
Net Unrealized Appreciation (Depreciation)	$9,170,395

See accompanying notes which are an integral part of the financial statements.

130 2030 Strategy Fund

Russell Investment Company
2035 Strategy Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur ongoing costs, including	addition, if these transactional costs were included, your costs
distribution (12b-1) and/or service fees and other Fund expenses.	would have been higher.
The Example is intended to help you understand your ongoing			Hypothetical
costs (in dollars) of investing in the Fund and to compare these			Performance (5%
costs with the ongoing costs of investing in other mutual funds.		Actual	return before
The Example is based on an investment of $1,000 invested at the	Class R1	Performance	expenses)
Beginning Account Value
beginning of the period and held for the entire period indicated,	November 1, 2016	$1,000.00	$1,000.00
which for this Fund is from November 1, 2016 to April 30, 2017.	Ending Account Value
	April 30, 2017	$1,094.90	$1,024.79
Actual Expenses	Expenses Paid During Period*	$—	$—
The information in the table under the heading “Actual
Performance” provides information about actual account values	* There were no expenses charged to the Class.
and actual expenses. You may use the information in this column,			Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
	Class R4	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2017	$1,093.60	$1,023.55
	Expenses Paid During Period*	$1.30	$1.25
Hypothetical Example for Comparison Purposes
* Expenses are equal to the Fund's annualized expense ratio of 0.25%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class R5	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
	November 1, 2016	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
funds. To do so, compare this 5% hypothetical example with the	April 30, 2017	$1,091.10	$1,022.32
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$2.59	$2.51
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2035 Strategy Fund 131

Russell Investment Company
2035 Strategy Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Affiliated Funds - 100.0%
Alternative - 8.0%
Commodity Strategies Fund Class Y	106,018	579
Global Infrastructure Fund Class Y	49,249	586
Global Real Estate Securities Fund Class Y	12,818	432
		1,597

Domestic Equities - 29.7%
Select U.S. Equity Fund Class Y	303,170	3,741
U.S. Defensive Equity Fund Class Y	11,616	590
U.S. Dynamic Equity Fund Class Y	20,185	221
U.S. Small Cap Equity Fund Class Y	41,718	1,343
		5,895

Fixed Income - 25.4%
Global Opportunistic Credit Fund Class Y	22,185	218
Investment Grade Bond Fund Class Y	11,161	237
Strategic Bond Fund Class Y	434,748	4,599
		5,054

International Equities - 36.9%
Emerging Markets Fund Class Y	81,147	1,482
Global Equity Fund Class Y	194,416	2,100
Select International Equity Fund Class Y	402,932	3,746
		7,328

Total Investments in Affiliated Funds
(cost $16,913)		19,874

Total Investments 100.0%
(identified cost $16,913)		19,874

Other Assets and Liabilities, Net - (0.0%)		(2)
Net Assets - 100.0%		19,872

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total	% of Net Assets
Investments in Affiliated Funds	$19,874	$—	$—	$—	$19,874	100.0
Total Investments	19,874	—	—	—	19,874	100.0
Other Assets and Liabilities, Net						(—)*
						100.0

* Less than .05% of net assets.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

132 2035 Strategy Fund

Russell Investment Company
2035 Strategy Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$16,913
Investments, at fair value(>)	19,874
Receivables:
Fund shares sold	31
Total assets	19,905

Liabilities
Payables:
Investments purchased	30
Accrued fees to affiliates	3
Total liabilities	33

Net Assets	$19,872

Net Assets Consist of:
Accumulated net realized gain (loss)	$(40)
Unrealized appreciation (depreciation) on investments	2,961
Shares of beneficial interest	22
Additional paid-in capital	16,929
Net Assets	$19,872

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R1(#)	$8.91
Class R1 — Net assets	$9,070,436
Class R1 — Shares outstanding ($.01 par value)	1,017,713
Net asset value per share: Class R4(#)	$8.90
Class R4 — Net assets	$6,907,414
Class R4 — Shares outstanding ($.01 par value)	775,939
Net asset value per share: Class R5(#)	$8.90
Class R5 — Net assets	$3,894,008
Class R5 — Shares outstanding ($.01 par value)	437,404
Amounts in thousands
(>) Investments in affiliated funds	$19,874

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

2035 Strategy Fund 133

Russell Investment Company
2035 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$334

Expenses
Distribution fees - Class R5	5
Shareholder servicing fees - Class R4	9
Shareholder servicing fees - Class R5	5
Total expenses	19
Net investment income (loss)	315

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	417
Capital gain distributions from affiliated funds	268
Net realized gain (loss)	685
Net change in unrealized appreciation (depreciation) on investments	756
Net realized and unrealized gain (loss)	1,441
Net Increase (Decrease) in Net Assets from Operations	$1,756

See accompanying notes which are an integral part of the financial statements.

134 2035 Strategy Fund

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2035 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$315	$466
Net realized gain (loss)	685	316
Net change in unrealized appreciation (depreciation)	756	(195)
Net increase (decrease) in net assets from operations	1,756	587

Distributions
From net investment income
Class R1	(141)	(197)
Class R4	(100)	(162)
Class R5	(74)	(108)
From net realized gain
Class R1	(225)	(269)
Class R4	(173)	(248)
Class R5	(138)	(192)
Net decrease in net assets from distributions	(851)	(1,176)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(1,203)	(4,271)
Total Net Increase (Decrease) in Net Assets	(298)	(4,860)

Net Assets
Beginning of period	20,170	25,030
End of period	$19,872	$20,170

See accompanying notes which are an integral part of the financial statements.

2035 Strategy Fund 135

Russell Investment Company
2035 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class R1
Proceeds from shares sold	105	$908	265	$2,146
Proceeds from reinvestment of distributions	42	353	55	450
Payments for shares redeemed	(79)	(682)	(613)	(5,147)
Net increase (decrease)	68	579	(293)	(2,551)
Class R4
Proceeds from shares sold	44	383	132	1,090
Proceeds from reinvestment of distributions	32	274	50	410
Payments for shares redeemed	(150)	(1,301)	(207)	(1,745)
Net increase (decrease)	(74)	(644)	(25)	(245)
Class R5
Proceeds from shares sold	68	588	176	1,449
Proceeds from reinvestment of distributions	25	212	37	301
Payments for shares redeemed	(227)	(1,938)	(390)	(3,225)
Net increase (decrease)	(134)	(1,138)	(177)	(1,475)
Total increase (decrease)	(140)	$(1,203)	(495)	$(4,271)

See accompanying notes which are an integral part of the financial statements.

136 2035 Strategy Fund

(This page intentionally left blank)

Russell Investment Company
2035 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class R1
April 30, 2017*	8.51	.14	.65	.79	(.15)	(.24)
October 31, 2016	8.74	.20	.07	.27	(.21)	(.29)
October 31, 2015	11.39	.18	(.18)	—	(.23)	(2.42)
October 31, 2014	11.16	.33	.45	.78	(.30)	(.25)
October 31, 2013	9.68	.17	1.75	1.92	(.18)	(.26)
October 31, 2012	9.10	.17	.63	.80	(.17)	(.05)

Class R4(1)
April 30, 2017*	8.50	.13	.64	.77	(.13)	(.24)
October 31, 2016	8.73	.18	.07	.25	(.19)	(.29)
October 31, 2015	11.38	.18	(.21)	(.03)	(.20)	(2.42)
October 31, 2014	11.15	.24	.51	.75	(.27)	(.25)
October 31, 2013	9.67	.16	1.74	1.90	(.16)	(.26)
October 31, 2012	9.09	.14	.63	.77	(.14)	(.05)

Class R5(2)
April 30, 2017*	8.51	.15	.60	.75	(.12)	(.24)
October 31, 2016	8.73	.17	.07	.24	(.17)	(.29)
October 31, 2015	11.38	.17	(.22)	(.05)	(.18)	(2.42)
October 31, 2014	11.15	.24	.48	.72	(.24)	(.25)
October 31, 2013	9.67	.12	1.75	1.87	(.13)	(.26)
October 31, 2012	9.08	.13	.62	.75	(.11)	(.05)

See accompanying notes which are an integral part of the financial statements.

138 2035 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.39)	8.91	9.49	9,071	—	—	1.65	20
(.50)	8.51	3.41	8,087	—	—	2.35	29
(2.65)	8.74	(.34)	10,865	—	—	1.94	46
(.55)	11.39	7.12	7,843	—	—	2.91	80
(.44)	11.16	20.63	11,299	—	—	1.68	44
(.22)	9.68	8.99	11,495	—	—	1.78	47

(.37)	8.90	9.36	6,907.25		.25	1.50	20
(.48)	8.50	3.15	7,224.25		.25	2.20	29
(2.62)	8.73	(.59)	7,634.25		.25	1.90	46
(.52)	11.38	6.86	7,695.25		.25	2.14	80
(.42)	11.15	20.36	6,258.25		.25	1.52	44
(.19)	9.67	8.72	5,457.25		.25	1.49	47

(.36)	8.90	9.11	3,894.50		.50	1.75	20
(.46)	8.51	2.99	4,859.50		.50	2.02	29
(2.60)	8.73	(.89)	6,531.50		.50	1.84	46
(.49)	11.38	6.60	11,312.50		.50	2.18	80
(.39)	11.15	20.06	12,381.50		.50	1.21	44
(.16)	9.67	8.50	9,014.50		.50	1.36	47

See accompanying notes which are an integral part of the financial statements.

2035 Strategy Fund 139

Russell Investment Company
2035 Strategy Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Distribution fees	$791
Shareholder servicing fees	2,184
$2,975

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions

Commodity Strategies Fund	$609	$111	$139	$(22	) $	20	$579	$—	$—
Global Infrastructure Fund	513	149	102	(9)		35	586	9	14
Global Real Estate Securities Fund	313	205	71	4		(19)	432	11	17
Select U.S. Equity Fund	4,574	190	1,543	207		313	3,741	34	—
U.S. Defensive Equity Fund	605	63	97	24		(5)	590	3	40
U.S. Dynamic Equity Fund	822	57	725	71		(4)	221	5	31
U.S. Small Cap Equity Fund	1,433	140	456	142		84	1,343	9	3
Global Opportunistic Credit Fund	373	75	230	3		(3)	218	9	—
Investment Grade Bond Fund	—	258	25	—		4	237	—	—
Strategic Bond Fund	3,836	1,451	537	(16)		(135)	4,599	121	22
Emerging Markets Fund	1,279	395	314	(6)		128	1,482	16	—
Global Equity Fund	2,248	277	500	63		12	2,100	35	141
Select International Equity Fund	3,567	645	748	(44)		326	3,746	82	—
	$20,172	$4,016	$5,487	$417		$756	$19,874	$334	$268

Federal Income Taxes

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$17,684,139
Unrealized Appreciation	$2,282,332
Unrealized Depreciation	(92,304)
Net Unrealized Appreciation (Depreciation)	$2,190,028

See accompanying notes which are an integral part of the financial statements.

140 2035 Strategy Fund

Russell Investment Company
2040 Strategy Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including distribution (12b-1) and/or service fees and other			Performance (5%
Fund expenses. The Example is intended to help you understand		Actual	return before
your ongoing costs (in dollars) of investing in the Fund and to	Class A	Performance	expenses)
Beginning Account Value
compare these costs with the ongoing costs of investing in other	November 1, 2016	$1,000.00	$1,000.00
mutual funds. The Example is based on an investment of $1,000	Ending Account Value
invested at the beginning of the period and held for the entire	April 30, 2017	$1,113.80	$1,023.55
period indicated, which for this Fund is from November 1, 2016	Expenses Paid During Period*	$1.31	$1.25
to November 1, 2016.	* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period).
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class E	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	April 30, 2017	$1,112.40	$1,023.55
the expenses you paid on your account during this period.	Expenses Paid During Period*	$1.31	$1.25

Hypothetical Example for Comparison Purposes	* Expenses are equal to the Fund's annualized expense ratio of 0.25%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half
Performance (5% return before expenses)” provides information	year period).
about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of			Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
		Actual	return before
actual return. The hypothetical account values and expenses	Class R1	Performance	expenses)
may not be used to estimate the actual ending account balance or	Beginning Account Value
expenses you paid for the period. You may use this information	November 1, 2016	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
	April 30, 2017	$1,113.80	$1,024.79
funds. To do so, compare this 5% hypothetical example with the	Expenses Paid During Period*	$—	$—
5% hypothetical examples that appear in the shareholder reports
of other funds.	* There were no expenses charged to the Class.

2040 Strategy Fund 141

Russell Investment Company
2040 Strategy Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R4	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,113.70	$1,023.55
Expenses Paid During Period*	$1.31	$1.25

* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,111.30	$1,022.32
Expenses Paid During Period*	$2.62	$2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

		Hypothetical
		Performance (5%
	Actual	return before
Class S	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,115.10	$1,024.79
Expenses Paid During Period*	$—	$—

* There were no expenses charged to the Class.

142 2040 Strategy Fund

Russell Investment Company
2040 Strategy Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Affiliated Funds - 100.0%
Alternative - 9.6%
Commodity Strategies Fund Class Y	258,869	1,413
Global Infrastructure Fund Class Y	121,133	1,441
Global Real Estate Securities Fund Class Y	33,001	1,113
		3,967

Domestic Equities - 37.3%
Select U.S. Equity Fund Class Y	784,739	9,683
U.S. Defensive Equity Fund Class Y	24,298	1,234
U.S. Dynamic Equity Fund Class Y	84,713	927
U.S. Small Cap Equity Fund Class Y	108,794	3,502
		15,346

Fixed Income - 8.4%
Strategic Bond Fund Class Y	327,425	3,464

International Equities - 44.7%
Emerging Markets Fund Class Y	214,765	3,922
Global Equity Fund Class Y	489,216	5,284
Select International Equity Fund Class Y	990,778	9,213
		18,419

Total Investments in Affiliated Funds
(cost $32,009)		41,196

Total Investments 100.0%
(identified cost $32,009)		41,196

Other Assets and Liabilities, Net - (0.0%)		(4)
Net Assets - 100.0%		41,192

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total	% of Net Assets
Investments in Affiliated Funds	$41,196	$—	$—	$—	$41,196	100.0
Total Investments	41,196	—	—	—	41,196	100.0
Other Assets and Liabilities, Net						(—)*
						100.0

* Less than 0.05% of net assets.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

2040 Strategy Fund 143

Russell Investment Company
2040 Strategy Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$32,009
Investments, at fair value(>)	41,196
Receivables:
Fund shares sold	37
Total assets	41,233

Liabilities
Payables:
Investments purchased	37
Accrued fees to affiliates	4
Total liabilities	41

Net Assets	$41,192

Net Assets Consist of:
Undistributed (overdistributed) net investment income	$1
Accumulated net realized gain (loss)	(332)
Unrealized appreciation (depreciation) on investments	9,187
Shares of beneficial interest	52
Additional paid-in capital	32,284
Net Assets	$41,192

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$7.85
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$8.33
Class A — Net assets	$537,136
Class A — Shares outstanding ($.01 par value)	68,449
Net asset value per share: Class E(#)	$7.84
Class E — Net assets	$102,149
Class E — Shares outstanding ($.01 par value)	13,021
Net asset value per share: Class R1(#)	$7.85
Class R1 — Net assets	$22,344,410
Class R1 — Shares outstanding ($.01 par value)	2,845,176
Net asset value per share: Class R4(#)	$7.86
Class R4 — Net assets	$6,590,930
Class R4 — Shares outstanding ($.01 par value)	838,836
Net asset value per share: Class R5(#)	$7.83
Class R5 — Net assets	$6,656,109
Class R5 — Shares outstanding ($.01 par value)	850,278
Net asset value per share: Class S(#)	$7.86
Class S — Net assets	$4,961,371
Class S — Shares outstanding ($.01 par value)	631,528
Amounts in thousands
(>) Investments in affiliated funds	$41,196

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

144 2040 Strategy Fund

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2040 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$584

Expenses
Distribution fees - Class A	1
Distribution fees - Class R5	9
Shareholder servicing fees - Class E	—**
Shareholder servicing fees - Class R4	7
Shareholder servicing fees - Class R5	9
Total expenses	26
Net investment income (loss)	558

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	743
Capital gain distributions from affiliated funds	602
Net realized gain (loss)	1,345
Net change in unrealized appreciation (depreciation) on investments	2,459
Net realized and unrealized gain (loss)	3,804
Net Increase (Decrease) in Net Assets from Operations	$4,362

** Less than $500.

See accompanying notes which are an integral part of the financial statements.

2040 Strategy Fund 145

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2040 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$558	$1,207
Net realized gain (loss)	1,345	2,255
Net change in unrealized appreciation (depreciation)	2,459	(2,827)
Net increase (decrease) in net assets from operations	4,362	635

Distributions
From net investment income
Class A	(7)	(15)
Class E	(1)	(2)
Class R1	(303)	(749)
Class R4	(79)	(133)
Class R5	(100)	(215)
Class S	(67)	(105)
From net realized gain
Class A	(36)	(67)
Class E	(5)	(10)
Class R1	(1,329)	(3,237)
Class R4	(382)	(588)
Class R5	(533)	(1,118)
Class S	(295)	(421)
Net decrease in net assets from distributions	(3,137)	(6,660)

Share Transactions*
Net increase (decrease) in net assets from share transactions	214	(18,921)
Total Net Increase (Decrease) in Net Assets	1,439	(24,946)

Net Assets
Beginning of period	39,753	64,699
End of period	$41,192	$39,753
Undistributed (overdistributed) net investment income included in net assets	$1	$—

See accompanying notes which are an integral part of the financial statements.

146 2040 Strategy Fund

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2040 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)			2016
	Shares		Dollars	Shares	Dollars

Class A
Proceeds from shares sold	—**	$	—***	3	$18
Proceeds from reinvestment of distributions	6		43	11	82
Payments for shares redeemed	(14)		(105)	(25)	(184)
Net increase (decrease)	(8)		(62)	(11)	(84)
Class E
Proceeds from shares sold	2		18	6	48
Proceeds from reinvestment of distributions	1		6	2	12
Payments for shares redeemed	(1)		(10)	(11)	(83)
Net increase (decrease)	2		14	(3)	(23)
Class R1
Proceeds from shares sold	246		1,878	1,598	11,876
Proceeds from reinvestment of distributions	217		1,601	536	3,932
Payments for shares redeemed	(257)		(1,988)	(4,107)	(30,592)
Net increase (decrease)	206		1,491	(1,973)	(14,784)
Class R4
Proceeds from shares sold	65		495	187	1,415
Proceeds from reinvestment of distributions	62		461	98	720
Payments for shares redeemed	(120)		(932)	(245)	(1,910)
Net increase (decrease)	7		24	40	225
Class R5
Proceeds from shares sold	106		813	349	2,568
Proceeds from reinvestment of distributions	86		633	183	1,333
Payments for shares redeemed	(402)		(3,010)	(955)	(7,088)
Net increase (decrease)	(210)		(1,564)	(423)	(3,187)
Class S
Proceeds from shares sold	108		825	422	3,123
Proceeds from reinvestment of distributions	49		361	71	525
Payments for shares redeemed	(114)		(875)	(630)	(4,716)
Net increase (decrease)	43		311	(137)	(1,068)
Total increase (decrease)	40		$214	(2,507)	$(18,921)
** Less than 500 shares.
*** Less than $500.

See accompanying notes which are an integral part of the financial statements.

2040 Strategy Fund 147

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2040 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2017*	7.63	.10	.73	.83	(.11)	(.50)
October 31, 2016	8.38	.17	.02	.19	(.17)	(.77)
October 31, 2015	13.08	.17	(.20)	(.03)	(.22)	(4.45)
October 31, 2014	12.53	.30	.55	.85	(.30)	—
October 31, 2013	10.58	.17	1.95	2.12	(.17)	—
October 31, 2012	9.89	.17	.67	.84	(.15)	—

Class E
April 30, 2017*	7.63	.09	.73	.82	(.11)	(.50)
October 31, 2016	8.38	.15	.04	.19	(.17)	(.77)
October 31, 2015	13.08	.23	(.27)	(.04)	(.21)	(4.45)
October 31, 2014	12.53	.32	.52	.84	(.29)	—
October 31, 2013	10.57	.17	1.96	2.13	(.17)	—
October 31, 2012	9.89	.16	.68	.84	(.16)	—

Class R1
April 30, 2017*	7.64	.11	.72	.83	(.12)	(.50)
October 31, 2016	8.39	.19	.02	.21	(.19)	(.77)
October 31, 2015	13.09	.18	(.18)	—	(.25)	(4.45)
October 31, 2014	12.54	.36	.52	.88	(.33)	—
October 31, 2013	10.59	.21	1.94	2.15	(.20)	—
October 31, 2012	9.90	.18	.69	.87	(.18)	—

Class R4(1)
April 30, 2017*	7.64	.10	.73	.83	(.11)	(.50)
October 31, 2016	8.39	.15	.04	.19	(.17)	(.77)
October 31, 2015	13.09	.18	(.21)	(.03)	(.22)	(4.45)
October 31, 2014	12.54	.31	.54	.85	(.30)	—
October 31, 2013	10.58	.18	1.95	2.13	(.17)	—
October 31, 2012	9.89	.18	.66	.84	(.15)	—

Class R5(2)
April 30, 2017*	7.62	.11	.70	.81	(.10)	(.50)
October 31, 2016	8.37	.15	.02	.17	(.15)	(.77)
October 31, 2015	13.06	.17	(.22)	(.05)	(.19)	(4.45)
October 31, 2014	12.52	.32	.49	.81	(.27)	—
October 31, 2013	10.56	.15	1.95	2.10	(.14)	—
October 31, 2012	9.87	.14	.67	.81	(.12)	—

Class S
April 30, 2017*	7.64	.11	.73	.84	(.12)	(.50)
October 31, 2016	8.39	.17	.04	.21	(.19)	(.77)
October 31, 2015	13.09	.24	(.24)	—	(.25)	(4.45)
October 31, 2014	12.54	.36	.52	.88	(.33)	—
October 31, 2013	10.59	.21	1.94	2.15	(.20)	—
October 31, 2012	9.90	.18	.69	.87	(.18)	—

See accompanying notes which are an integral part of the financial statements.

148 2040 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.61)	7.85	11.38	537.25		.25	1.33	14
(.94)	7.63	2.82	582.25		.25	2.29	31
(4.67)	8.38	(.92)	736.25		.25	1.89	25
(.30)	13.08	6.85	1,114.25		.25	2.29	64
(.17)	12.53	20.33	1,048.25		.25	1.52	14
(.15)	10.58	8.69	902.25		.25	1.71	26

(.61)	7.84	11.24	102.25		.25	1.19	14
(.94)	7.63	2.80	84.25		.25	2.01	31
(4.66)	8.38	(.97)	116.25		.25	2.43	25
(.29)	13.08	6.80	605.25		.25	2.49	64
(.17)	12.53	20.45	1,100.25		.25	1.49	14
(.16)	10.57	8.59	979.25		.25	1.55	26

(.62)	7.85	11.38	22,345	—	—	1.41	14
(.96)	7.64	3.08	20,163	—	—	2.57	31
(4.70)	8.39	(.61)	38,704	—	—	2.01	25
(.33)	13.09	7.11	46,351	—	—	2.83	64
(.20)	12.54	20.61	66,546	—	—	1.79	14
(.18)	10.59	8.99	59,225	—	—	1.76	26

(.61)	7.86	11.37	6,591.25		.25	1.26	14
(.94)	7.64	2.81	6,354.25		.25	2.04	31
(4.67)	8.39	(.91)	6,640.25		.25	1.92	25
(.30)	13.09	6.84	11,027.25		.25	2.39	64
(.17)	12.54	20.41	12,257.25		.25	1.58	14
(.15)	10.58	8.64	13,393.25		.25	1.81	26

(.60)	7.83	11.13	6,656.50		.50	1.40	14
(.92)	7.62	2.56	8,072.50		.50	1.99	31
(4.64)	8.37	(1.07)	12,410.50		.50	1.83	25
(.27)	13.06	6.51	25,262.50		.50	2.47	64
(.14)	12.52	20.14	36,644.50		.50	1.34	14
(.12)	10.56	8.39	38,165.50		.50	1.38	26

(.62)	7.86	11.51	4,961	—	—	1.41	14
(.96)	7.64	3.08	4,498	—	—	2.25	31
(4.70)	8.39	(.65)	6,093	—	—	2.49	25
(.33)	13.09	7.11	17,707	—	—	2.79	64
(.20)	12.54	20.61	22,214	—	—	1.87	14
(.18)	10.59	8.99	24,994	—	—	1.75	26

See accompanying notes which are an integral part of the financial statements.

2040 Strategy Fund 149

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2040 Strategy Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Distribution fees	$1,455
Shareholder servicing fees	2,701
$4,156

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
Commodity Strategies Fund	$1,375	$207	$160	$(83	) $	74	$1,413	$—	$—
Global Infrastructure Fund	1,195	334	155	(11)		78	1,441	21	35
Global Real Estate Securities Fund	800	480	130	(1)		(36)	1,113	30	44
Select U.S. Equity Fund	10,636	244	2,475	348		930	9,683	84	—
U.S. Defensive Equity Fund	1,194	116	115	9		30	1,234	7	84
U.S. Dynamic Equity Fund	1,986	136	1,369	133		41	927	13	79
U.S. Small Cap Equity Fund	3,385	277	711	282		269	3,502	23	7
Strategic Bond Fund	2,783	1,132	343	—		(108)	3,464	89	16
Emerging Markets Fund	3,184	972	583	96		253	3,922	40	—
Global Equity Fund	5,169	500	579	22		172	5,284	85	337
Select International Equity Fund	8,052	1,276	819	(52)		756	9,213	192	—
	$39,759	$5,674	$7,439	$743		$2,459	$41,196	$584	$602

Federal Income Taxes

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$33,753,992
Unrealized Appreciation	$7,777,754
Unrealized Depreciation	(335,585)
Net Unrealized Appreciation (Depreciation)	$7,442,169

See accompanying notes which are an integral part of the financial statements.

150 2040 Strategy Fund

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2045 Strategy Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur ongoing costs, including	addition, if these transactional costs were included, your costs
distribution (12b-1) and/or service fees and other Fund expenses.	would have been higher.
The Example is intended to help you understand your ongoing			Hypothetical
costs (in dollars) of investing in the Fund and to compare these			Performance (5%
costs with the ongoing costs of investing in other mutual funds.		Actual	return before
The Example is based on an investment of $1,000 invested at the	Class R1	Performance	expenses)
Beginning Account Value
beginning of the period and held for the entire period indicated,	November 1, 2016	$1,000.00	$1,000.00
which for this Fund is from November 1, 2016 to April 30, 2017.	Ending Account Value
	April 30, 2017	$1,113.80	$1,024.79
Actual Expenses	Expenses Paid During Period*	$—	$—
The information in the table under the heading “Actual
Performance” provides information about actual account values	* There were no expenses charged to the Class.
and actual expenses. You may use the information in this column,			Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
	Class R4	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2017	$1,112.10	$1,023.55
	Expenses Paid During Period*	$1.31	$1.25
Hypothetical Example for Comparison Purposes
* Expenses are equal to the Fund's annualized expense ratio of 0.25%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class R5	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
	November 1, 2016	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
funds. To do so, compare this 5% hypothetical example with the	April 30, 2017	$1,111.50	$1,022.32
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$2.62	$2.51
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2045 Strategy Fund 151

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2045 Strategy Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Affiliated Funds - 100.0%
Alternative - 9.7%
Commodity Strategies Fund Class Y	69,026	377
Global Infrastructure Fund Class Y	32,002	380
Global Real Estate Securities Fund Class Y	8,802	297
		1,054

Domestic Equities - 37.2%
Select U.S. Equity Fund Class Y	207,316	2,558
U.S. Defensive Equity Fund Class Y	6,427	326
U.S. Dynamic Equity Fund Class Y	22,387	245
U.S. Small Cap Equity Fund Class Y	28,754	926
		4,055

Fixed Income - 8.5%
Strategic Bond Fund Class Y	87,077	921

International Equities - 44.6%
Emerging Markets Fund Class Y	56,703	1,035
Global Equity Fund Class Y	129,076	1,394
Select International Equity Fund Class Y	261,381	2,432
		4,861

Total Investments in Affiliated Funds
(cost $8,962)		10,891

Total Investments 100.0%
(identified cost $8,962)		10,891

Other Assets and Liabilities, Net - (0.0%)		(2)
Net Assets - 100.0%		10,889

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total	% of Net Assets
Investments in Affiliated Funds	$10,891	$—	$—	$—	$10,891	100.0
Total Investments	10,891	—	—	—	10,891	100.0
Other Assets and Liabilities, Net						(—)*
						100.0

* Less than 0.05% of net assets.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

152 2045 Strategy Fund

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2045 Strategy Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$8,962
Investments, at fair value(>)	10,891
Receivables:
Fund shares sold	23
Total assets	10,914

Liabilities
Payables:
Investments purchased	23
Accrued fees to affiliates	2
Total liabilities	25

Net Assets	$10,889

Net Assets Consist of:
Accumulated net realized gain (loss)	$(62)
Unrealized appreciation (depreciation) on investments	1,929
Shares of beneficial interest	12
Additional paid-in capital	9,010
Net Assets	$10,889

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R1(#)	$8.96
Class R1 — Net assets	$5,011,027
Class R1 — Shares outstanding ($.01 par value)	559,189
Net asset value per share: Class R4(#)	$8.98
Class R4 — Net assets	$3,934,149
Class R4 — Shares outstanding ($.01 par value)	437,937
Net asset value per share: Class R5(#)	$8.93
Class R5 — Net assets	$1,944,198
Class R5 — Shares outstanding ($.01 par value)	217,629
Amounts in thousands
(>) Investments in affiliated funds	$10,891

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

2045 Strategy Fund 153

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2045 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$166

Expenses
Distribution fees - Class R5	3
Shareholder servicing fees - Class R4	5
Shareholder servicing fees - Class R5	3
Total expenses	11
Net investment income (loss)	155

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	217
Capital gain distributions from affiliated funds	172
Net realized gain (loss)	389
Net change in unrealized appreciation (depreciation) on investments	648
Net realized and unrealized gain (loss)	1,037
Net Increase (Decrease) in Net Assets from Operations	$1,192

See accompanying notes which are an integral part of the financial statements.

154 2045 Strategy Fund

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2045 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$155	$238
Net realized gain (loss)	389	130
Net change in unrealized appreciation (depreciation)	648	(78)
Net increase (decrease) in net assets from operations	1,192	290

Distributions
From net investment income
Class R1	(67)	(96)
Class R4	(48)	(83)
Class R5	(40)	(60)
From net realized gain
Class R1	(108)	(98)
Class R4	(87)	(93)
Class R5	(79)	(78)
Net decrease in net assets from distributions	(429)	(508)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(1,463)	(1,049)
Total Net Increase (Decrease) in Net Assets	(700)	(1,267)

Net Assets
Beginning of period	11,589	12,856
End of period	$10,889	$11,589

See accompanying notes which are an integral part of the financial statements.

2045 Strategy Fund 155

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2045 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class R1
Proceeds from shares sold	83	$723	175	$1,431
Proceeds from reinvestment of distributions	20	165	23	184
Payments for shares redeemed	(58)	(508)	(317)	(2,594)
Net increase (decrease)	45	380	(119)	(979)
Class R4
Proceeds from shares sold	53	455	126	1,027
Proceeds from reinvestment of distributions	16	135	22	176
Payments for shares redeemed	(124)	(1,063)	(130)	(1,073)
Net increase (decrease)	(55)	(473)	18	130
Class R5
Proceeds from shares sold	49	418	146	1,178
Proceeds from reinvestment of distributions	14	119	17	137
Payments for shares redeemed	(225)	(1,907)	(186)	(1,515)
Net increase (decrease)	(162)	(1,370)	(23)	(200)
Total increase (decrease)	(172)	$(1,463)	(124)	$(1,049)

See accompanying notes which are an integral part of the financial statements.

156 2045 Strategy Fund

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Russell Investment Company
2045 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class R1
April 30, 2017*	8.36	.12	.81	.93	(.13)	(.20)
October 31, 2016	8.51	.18	.06	.24	(.19)	(.20)
October 31, 2015	11.16	.16	(.19)	(.03)	(.21)	(2.41)
October 31, 2014	10.78	.30	.45	.75	(.28)	(.09)
October 31, 2013	9.29	.18	1.67	1.85	(.17)	(.19)
October 31, 2012	9.10	.14	.62	.76	(.16)	(.41)

Class R4(1)
April 30, 2017*	8.38	.11	.80	.91	(.11)	(.20)
October 31, 2016	8.53	.16	.06	.22	(.17)	(.20)
October 31, 2015	11.18	.16	(.21)	(.05)	(.19)	(2.41)
October 31, 2014	10.80	.24	.49	.73	(.26)	(.09)
October 31, 2013	9.30	.15	1.69	1.84	(.15)	(.19)
October 31, 2012	9.11	.14	.60	.74	(.14)	(.41)

Class R5(2)
April 30, 2017*	8.33	.14	.76	.90	(.10)	(.20)
October 31, 2016	8.49	.15	.04	.19	(.15)	(.20)
October 31, 2015	11.13	.14	(.21)	(.07)	(.16)	(2.41)
October 31, 2014	10.76	.25	.44	.69	(.23)	(.09)
October 31, 2013	9.27	.12	1.69	1.81	(.13)	(.19)
October 31, 2012	9.08	.12	.60	.72	(.12)	(.41)

See accompanying notes which are an integral part of the financial statements.

158 2045 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.33)	8.96	11.38	5,011	—	—	1.42	20
(.39)	8.36	3.05	4,302	—	—	2.27	28
(2.62)	8.51	(.65)	5,398	—	—	1.82	39
(.37)	11.16	7.08	5,297	—	—	2.78	84
(.36)	10.78	20.59	6,750	—	—	1.77	28
(.57)	9.29	9.13	5,391	—	—	1.59	57

(.31)	8.98	11.21	3,934.25		.25	1.26	20
(.37)	8.38	2.79	4,126.25		.25	2.02	28
(2.60)	8.53	(.89)	4,043.25		.25	1.74	39
(.35)	11.18	6.80	4,111.25		.25	2.16	84
(.34)	10.80	20.37	3,404.25		.25	1.48	28
(.55)	9.30	8.82	2,796.25		.25	1.58	57

(.30)	8.93	11.15	1,944.50		.50	1.69	20
(.35)	8.33	2.42	3,161.50		.50	1.81	28
(2.57)	8.49	(1.06)	3,415.50		.50	1.54	39
(.32)	11.13	6.48	4,252.50		.50	2.24	84
(.32)	10.76	20.07	6,123.50		.50	1.26	28
(.53)	9.27	8.56	3,603.50		.50	1.30	57

See accompanying notes which are an integral part of the financial statements.

2045 Strategy Fund 159

Russell Investment Company
2045 Strategy Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Distribution fees	$396
Shareholder servicing fees	1,191
$1,587

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions

Commodity Strategies Fund	$402	$89	$113	$(14	) $	13	$377	$—	$—
Global Infrastructure Fund	348	114	97	(8)		23	380	6	10
Global Real Estate Securities Fund	233	144	70	1		(11)	297	8	13
Select U.S. Equity Fund	3,101	172	1,068	137		216	2,558	22	—
U.S. Defensive Equity Fund	348	48	80	18		(8)	326	2	24
U.S. Dynamic Equity Fund	579	59	442	41		8	245	4	22
U.S. Small Cap Equity Fund	984	123	338	55		102	926	7	2
Strategic Bond Fund	812	352	209	(4)		(30)	921	26	5
Emerging Markets Fund	928	328	309	(8)		96	1,035	12	—
Global Equity Fund	1,507	253	414	37		11	1,394	24	96
Select International Equity Fund	2,349	570	677	(38)		228	2,432	55	—
	$11,591	$2,252	$3,817	$217		$648	$10,891	$166	$172

Federal Income Taxes

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$9,428,844
Unrealized Appreciation	$1,508,581
Unrealized Depreciation	(46,613)
Net Unrealized Appreciation (Depreciation)	$1,461,968

See accompanying notes which are an integral part of the financial statements.

160 2045 Strategy Fund

Russell Investment Company
2050 Strategy Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur ongoing costs, including	addition, if these transactional costs were included, your costs
distribution (12b-1) and/or service fees and other Fund expenses.	would have been higher.
The Example is intended to help you understand your ongoing			Hypothetical
costs (in dollars) of investing in the Fund and to compare these			Performance (5%
costs with the ongoing costs of investing in other mutual funds.		Actual	return before
The Example is based on an investment of $1,000 invested at the	Class R1	Performance	expenses)
Beginning Account Value
beginning of the period and held for the entire period indicated,	November 1, 2016	$1,000.00	$1,000.00
which for this Fund is from November 1, 2016 to April 30, 2017.	Ending Account Value
	April 30, 2017	$1,114.80	$1,024.79
Actual Expenses	Expenses Paid During Period*	$—	$—
The information in the table under the heading “Actual
Performance” provides information about actual account values	* There were no expenses charged to the Class.
and actual expenses. You may use the information in this column,			Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
	Class R4	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2017	$1,112.90	$1,023.55
	Expenses Paid During Period*	$1.31	$1.25
Hypothetical Example for Comparison Purposes
* Expenses are equal to the Fund's annualized expense ratio of 0.25%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class R5	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
	November 1, 2016	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
funds. To do so, compare this 5% hypothetical example with the	April 30, 2017	$1,111.00	$1,022.32
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$2.62	$2.51
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2050 Strategy Fund 161

Russell Investment Company
2050 Strategy Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Affiliated Funds - 100.0%
Alternative - 9.7%
Commodity Strategies Fund Class Y	72,266	395
Global Infrastructure Fund Class Y	33,331	396
Global Real Estate Securities Fund Class Y	9,202	310
		1,101

Domestic Equities - 37.2%
Select U.S. Equity Fund Class Y	215,440	2,659
U.S. Defensive Equity Fund Class Y	6,684	339
U.S. Dynamic Equity Fund Class Y	23,263	254
U.S. Small Cap Equity Fund Class Y	29,852	961
		4,213

Fixed Income - 8.5%
Strategic Bond Fund Class Y	90,780	960

International Equities - 44.6%
Emerging Markets Fund Class Y	58,899	1,076
Global Equity Fund Class Y	133,818	1,445
Select International Equity Fund Class Y	270,690	2,518
		5,039

Total Investments in Affiliated Funds
(cost $8,802)		11,313

Total Investments 100.0%
(identified cost $8,802)		11,313

Other Assets and Liabilities, Net - (0.0%)		(1)
Net Assets - 100.0%		11,312

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total	% of Net Assets
Investments in Affiliated Funds	$11,313	$—	$—	$—	$11,313	100.0
Total Investments	11,313	—	—	—	11,313	100.0
Other Assets and Liabilities, Net						(—)*
						100.0

* Less than 0.05% of net assets.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

162 2050 Strategy Fund

Russell Investment Company
2050 Strategy Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$8,802
Investments, at fair value(>)	11,313
Receivables:
Fund shares sold	27
Total assets	11,340

Liabilities
Payables:
Investments purchased	27
Accrued fees to affiliates	1
Total liabilities	28

Net Assets	$11,312

Net Assets Consist of:
Accumulated net realized gain (loss)	$(230)
Unrealized appreciation (depreciation) on investments	2,511
Shares of beneficial interest	18
Additional paid-in capital	9,013
Net Assets	$11,312

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R1(#)	$6.45
Class R1 — Net assets	$7,064,639
Class R1 — Shares outstanding ($.01 par value)	1,096,009
Net asset value per share: Class R4(#)	$6.47
Class R4 — Net assets	$2,350,555
Class R4 — Shares outstanding ($.01 par value)	363,576
Net asset value per share: Class R5(#)	$6.44
Class R5 — Net assets	$1,896,973
Class R5 — Shares outstanding ($.01 par value)	294,613
Amounts in thousands
(>) Investments in affiliated funds	$11,313

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

2050 Strategy Fund 163

Russell Investment Company
2050 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$174

Expenses
Distribution fees - Class R5	3
Shareholder servicing fees - Class R4	3
Shareholder servicing fees - Class R5	3
Total expenses	9
Net investment income (loss)	165

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	164
Capital gain distributions from affiliated funds	179
Net realized gain (loss)	343
Net change in unrealized appreciation (depreciation) on investments	733
Net realized and unrealized gain (loss)	1,076
Net Increase (Decrease) in Net Assets from Operations	$1,241

See accompanying notes which are an integral part of the financial statements.

164 2050 Strategy Fund

Russell Investment Company
2050 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$165	$238
Net realized gain (loss)	343	167
Net change in unrealized appreciation (depreciation)	733	(97)
Net increase (decrease) in net assets from operations	1,241	308

Distributions
From net investment income
Class R1	(92)	(130)
Class R4	(28)	(50)
Class R5	(45)	(59)
From net realized gain
Class R1	(218)	(248)
Class R4	(73)	(104)
Class R5	(125)	(141)
Net decrease in net assets from distributions	(581)	(732)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(1,247)	(45)
Total Net Increase (Decrease) in Net Assets	(587)	(469)

Net Assets
Beginning of period	11,899	12,368
End of period	$11,312	$11,899

See accompanying notes which are an integral part of the financial statements.

2050 Strategy Fund 165

Russell Investment Company
2050 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class R1
Proceeds from shares sold	231	$1,447	800	$4,777
Proceeds from reinvestment of distributions	51	310	65	378
Payments for shares redeemed	(132)	(827)	(967)	(5,787)
Net increase (decrease)	150	930	(102)	(632)
Class R4
Proceeds from shares sold	61	376	161	950
Proceeds from reinvestment of distributions	16	101	26	153
Payments for shares redeemed	(156)	(977)	(126)	(762)
Net increase (decrease)	(79)	(500)	61	341
Class R5
Proceeds from shares sold	62	383	190	1,114
Proceeds from reinvestment of distributions	28	170	35	200
Payments for shares redeemed	(363)	(2,230)	(182)	(1,068)
Net increase (decrease)	(273)	(1,677)	43	246
Total increase (decrease)	(202)	$(1,247)	2	$(45)

See accompanying notes which are an integral part of the financial statements.

166 2050 Strategy Fund

(This page intentionally left blank)

Russell Investment Company
2050 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class R1
April 30, 2017*	6.08	.09	.59	.68	(.09)	(.22)
October 31, 2016	6.32	.14	.04	.18	(.15)	(.27)
October 31, 2015	9.52	.13	(.14)	(.01)	(.17)	(3.02)
October 31, 2014	9.20	.27	.37	.64	(.24)	(.08)
October 31, 2013	7.84	.15	1.43	1.58	(.15)	(.07)
October 31, 2012	9.19	.11	.48	.59	(.16)	(1.78)

Class R4(1)
April 30, 2017*	6.10	.08	.59	.67	(.08)	(.22)
October 31, 2016	6.34	.12	.04	.16	(.13)	(.27)
October 31, 2015	9.54	.11	(.14)	(.03)	(.15)	(3.02)
October 31, 2014	9.22	.23	.39	.62	(.22)	(.08)
October 31, 2013	7.85	.12	1.45	1.57	(.13)	(.07)
October 31, 2012	9.19	.12	.46	.58	(.14)	(1.78)

Class R5(2)
April 30, 2017*	6.08	.11	.55	.66	(.08)	(.22)
October 31, 2016	6.32	.11	.04	.15	(.12)	(.27)
October 31, 2015	9.51	.11	(.15)	(.04)	(.13)	(3.02)
October 31, 2014	9.20	.21	.38	.59	(.20)	(.08)
October 31, 2013	7.84	.10	1.44	1.54	(.11)	(.07)
October 31, 2012	9.18	.11	.44	.55	(.11)	(1.78)

See accompanying notes which are an integral part of the financial statements.

168 2050 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.31)	6.45	11.48	7,065	—	—	1.41	22
(.42)	6.08	3.07	5,749	—	—	2.36	53
(3.19)	6.32	(.66)	6,625	—	—	1.91	44
(.32)	9.52	7.12	7,542	—	—	2.89	84
(.22)	9.20	20.61	10,729	—	—	1.75	27
(1.94)	7.84	9.00	8,731	—	—	1.44	78

(.30)	6.47	11.29	2,350.25		.25	1.21	22
(.40)	6.10	2.82	2,697.25		.25	1.97	53
(3.17)	6.34	(.90)	2,421.25		.25	1.66	44
(.30)	9.54	6.81	2,170.25		.25	2.45	84
(.20)	9.22	20.42	3,515.25		.25	1.44	27
(1.92)	7.85	8.82	2,658.25		.25	1.52	78

(.30)	6.44	11.10	1,897.50		.50	1.76	22
(.39)	6.08	2.57	3,453.50		.50	1.79	53
(3.15)	6.32	(1.10)	3,322.50		.50	1.61	44
(.28)	9.51	6.51	5,523.50		.50	2.20	84
(.18)	9.20	20.03	5,649.50		.50	1.17	27
(1.89)	7.84	8.50	3,482.50		.50	1.43	78

See accompanying notes which are an integral part of the financial statements.

2050 Strategy Fund 169

Russell Investment Company
2050 Strategy Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Distribution fees	$404
Shareholder servicing fees	874
$1,278

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
Commodity Strategies Fund	$413	$114	$131	$(45	) $	44	$395	$—	$—
Global Infrastructure Fund	358	118	97	(8)		25	396	6	10
Global Real Estate Securities Fund	240	149	68	(3)		(8)	310	9	14
Select U.S. Equity Fund	3,182	274	1,164	123		244	2,659	24	—
U.S. Defensive Equity Fund	357	56	84	2		8	339	2	25
U.S. Dynamic Equity Fund	594	77	467	41		9	254	4	23
U.S. Small Cap Equity Fund	1,014	160	375	79		83	961	7	2
Strategic Bond Fund	833	381	219	(7)		(28)	960	27	5
Emerging Markets Fund	953	336	306	6		87	1,076	12	—
Global Equity Fund	1,547	283	434	17		32	1,445	25	100
Select International Equity Fund	2,409	586	673	(41)		237	2,518	58	—
	$11,900	$2,534	$4,018	$164		$733	$11,313	$174	$179

Federal Income Taxes

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$9,423,781
Unrealized Appreciation	$1,916,327
Unrealized Depreciation	(27,053)
Net Unrealized Appreciation (Depreciation)	$1,889,274

See accompanying notes which are an integral part of the financial statements.

170 2050 Strategy Fund

Russell Investment Company
2055 Strategy Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur ongoing costs, including	addition, if these transactional costs were included, your costs
distribution (12b-1) and/or service fees and other Fund expenses.	would have been higher.
The Example is intended to help you understand your ongoing			Hypothetical
costs (in dollars) of investing in the Fund and to compare these			Performance (5%
costs with the ongoing costs of investing in other mutual funds.		Actual	return before
The Example is based on an investment of $1,000 invested at the	Class R1	Performance	expenses)
Beginning Account Value
beginning of the period and held for the entire period indicated,	November 1, 2016	$1,000.00	$1,000.00
which for this Fund is from November 1, 2016 to April 30, 2017.	Ending Account Value
	April 30, 2017	$1,114.30	$1,024.79
Actual Expenses	Expenses Paid During Period*	$—	$—
The information in the table under the heading “Actual
Performance” provides information about actual account values	* There were no expenses charged to the Class.
and actual expenses. You may use the information in this column,			Hypothetical
together with the amount you invested, to estimate the expenses			Performance (5%
that you paid over the period. Simply divide your account value by		Actual	return before
	Class R4	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
in the row entitled “Expenses Paid During Period” to estimate	Ending Account Value
the expenses you paid on your account during this period.	April 30, 2017	$1,112.60	$1,023.55
	Expenses Paid During Period*	$1.31	$1.25
Hypothetical Example for Comparison Purposes
* Expenses are equal to the Fund's annualized expense ratio of 0.25%
The information in the table under the heading “Hypothetical	(representing the six month period annualized), multiplied by the average
Performance (5% return before expenses)” provides information	account value over the period, multiplied by 181/365 (to reflect the one-half
about hypothetical account values and hypothetical expenses	year period).
based on the Fund’s actual expense ratio and an assumed rate of
Hypothetical
return of 5% per year before expenses, which is not the Fund’s			Performance (5%
actual return. The hypothetical account values and expenses		Actual	return before
may not be used to estimate the actual ending account balance or	Class R5	Performance	expenses)
expenses you paid for the period. You may use this information	Beginning Account Value
	November 1, 2016	$1,000.00	$1,000.00
to compare the ongoing costs of investing in the Fund and other	Ending Account Value
funds. To do so, compare this 5% hypothetical example with the	April 30, 2017	$1,111.90	$1,022.32
5% hypothetical examples that appear in the shareholder reports	Expenses Paid During Period*	$2.62	$2.51
of other funds.
* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2055 Strategy Fund 171

Russell Investment Company
2055 Strategy Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Affiliated Funds - 100.0%
Alternative - 9.7%
Commodity Strategies Fund Class Y	24,059	131
Global Infrastructure Fund Class Y	11,048	131
Global Real Estate Securities Fund Class Y	3,061	103
		365

Domestic Equities - 37.3%
Select U.S. Equity Fund Class Y	71,476	882
U.S. Defensive Equity Fund Class Y	2,218	113
U.S. Dynamic Equity Fund Class Y	7,719	84
U.S. Small Cap Equity Fund Class Y	9,911	319
		1,398

Fixed Income - 8.5%
Strategic Bond Fund Class Y	30,154	319

International Equities - 44.5%
Emerging Markets Fund Class Y	19,527	357
Global Equity Fund Class Y	44,309	479
Select International Equity Fund Class Y	89,795	835
		1,671

Total Investments in Affiliated Funds
(cost $3,283)		3,753

Total Investments 100.0%
(identified cost $3,283)		3,753

Other Assets and Liabilities, Net - 0.0%		1
Net Assets - 100.0%		3,754

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total	% of Net Assets
Investments in Affiliated Funds	$3,753	$—	$—	$—	$3,753	100.0
Total Investments	3,753	—	—	—	3,753	100.0
Other Assets and Liabilities, Net						—*
						100.0

* Less than 0.05% of net assets.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

172 2055 Strategy Fund

Russell Investment Company
2055 Strategy Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$3,283
Investments, at fair value(>)	3,753
Receivables:
Fund shares sold	17
Total assets	3,770

Liabilities
Payables:
Investments purchased	16
Total liabilities	16

Net Assets	$3,754

Net Assets Consist of:
Accumulated net realized gain (loss)	$(57)
Unrealized appreciation (depreciation) on investments	470
Shares of beneficial interest	3
Additional paid-in capital	3,338
Net Assets	$3,754

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class R1(#)	$11.88
Class R1 — Net assets	$2,325,356
Class R1 — Shares outstanding ($.01 par value)	195,764
Net asset value per share: Class R4(#)	$11.89
Class R4 — Net assets	$887,209
Class R4 — Shares outstanding ($.01 par value)	74,591
Net asset value per share: Class R5(#)	$11.86
Class R5 — Net assets	$541,047
Class R5 — Shares outstanding ($.01 par value)	45,631
Amounts in thousands
(>) Investments in affiliated funds	$3,753

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

2055 Strategy Fund 173

Russell Investment Company
2055 Strategy Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$55

Expenses
Distribution fees - Class R5	1
Shareholder servicing fees - Class R4	1
Shareholder servicing fees - Class R5	1
Total expenses	3
Net investment income (loss)	52

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	22
Capital gain distributions from affiliated funds	57
Net realized gain (loss)	79
Net change in unrealized appreciation (depreciation) on investments	277
Net realized and unrealized gain (loss)	356
Net Increase (Decrease) in Net Assets from Operations	$408

See accompanying notes which are an integral part of the financial statements.

174 2055 Strategy Fund

Russell Investment Company
2055 Strategy Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$52	$86
Net realized gain (loss)	79	(41)
Net change in unrealized appreciation (depreciation)	277	93
Net increase (decrease) in net assets from operations	408	138

Distributions
From net investment income
Class R1	(26)	(34)
Class R4	(12)	(36)
Class R5	(14)	(16)
From net realized gain
Class R1	(23)	(20)
Class R4	(11)	(26)
Class R5	(15)	(11)
Net decrease in net assets from distributions	(101)	(143)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(669)	(26)
Total Net Increase (Decrease) in Net Assets	(362)	(31)

Net Assets
Beginning of period	4,116	4,147
End of period	$3,754	$4,116

See accompanying notes which are an integral part of the financial statements.

2055 Strategy Fund 175

Russell Investment Company
2055 Strategy Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)			2016
	Shares		Dollars	Shares	Dollars

Class R1
Proceeds from shares sold		64	$720	176	$1,898
Proceeds from reinvestment of distributions		4	48	5	54
Payments for shares redeemed		(45)	(495)	(134)	(1,464)
Net increase (decrease)		23	273	47	488
Class R4
Proceeds from shares sold		35	386	65	702
Proceeds from reinvestment of distributions		2	23	6	61
Payments for shares redeemed		(67)	(755)	(141)	(1,521)
Net increase (decrease)		(30)	(346)	(70)	(758)
Class R5
Proceeds from shares sold		17	194	66	697
Proceeds from reinvestment of distributions		3	30	3	27
Payments for shares redeemed		(73)	(820)	(46)	(480)
Net increase (decrease)		(53)	(596)	23	244
Total increase (decrease)		(60)	$(669)	(—)**	$(26)

** Less than 500 shares.

See accompanying notes which are an integral part of the financial statements.

176 2055 Strategy Fund

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Russell Investment Company
2055 Strategy Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class R1
April 30, 2017*	10.96	.15	1.08	1.23	(.16)	(.15)
October 31, 2016	11.05	.23	.08	.31	(.25)	(.15)
October 31, 2015	12.51	.17	(.21)	(.04)	(.24)	(1.18)
October 31, 2014	12.04	.34	.49	.83	(.32)	(.04)
October 31, 2013	10.27	.15	1.93	2.08	(.19)	(.12)
October 31, 2012	9.63	.16	.68	.84	(.18)	(.02)

Class R4 (1)
April 30, 2017*	10.97	.14	1.08	1.22	(.15)	(.15)
October 31, 2016	11.05	.25	.04	.29	(.22)	(.15)
October 31, 2015	12.52	.19	(.27)	(.08)	(.21)	(1.18)
October 31, 2014	12.03	.28	.54	.82	(.29)	(.04)
October 31, 2013	10.27	.16	1.88	2.04	(.16)	(.12)
October 31, 2012	9.63	.15	.66	.81	(.15)	(.02)

Class R5 (2)
April 30, 2017*	10.94	.23	.98	1.21	(.14)	(.15)
October 31, 2016	11.04	.17	.09	.26	(.21)	(.15)
October 31, 2015	12.50	.14	(.24)	(.10)	(.18)	(1.18)
October 31, 2014	12.03	.22	.56	.78	(.27)	(.04)
October 31, 2013	10.27	.12	1.90	2.02	(.14)	(.12)
October 31, 2012	9.63	.11	.68	.79	(.13)	(.02)

See accompanying notes which are an integral part of the financial statements.

178 2055 Strategy Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.31)	11.88	11.43	2,326	—	—	1.28	38
(.40)	10.96	3.02	1,887	—	—	2.17	76
(1.42)	11.05	(.52)	1,381	—	—	1.54	28
(.36)	12.51	7.01	579	—	—	2.81	132
(.31)	12.04	20.74	648	—	—	1.31	27
(.20)	10.27	8.92	171	—	—	1.66	23

(.30)	11.89	11.26	887.25		.25	1.25	38
(.37)	10.97	2.80	1,148.25		.25	2.33	76
(1.39)	11.05	(.85)	1,932.25		.25	1.63	28
(.33)	12.52	6.93	1,554.25		.25	2.26	132
(.28)	12.03	20.35	1,290.25		.25	1.43	27
(.17)	10.27	8.64	957.25		.25	1.48	23

(.29)	11.86	11.19	541.50		.50	2.00	38
(.36)	10.94	2.53	1,081.50		.50	1.62	76
(1.36)	11.04	(1.00)	834.50		.50	1.25	28
(.31)	12.50	6.55	712.50		.50	1.80	132
(.26)	12.03	20.09	407.50		.50	1.04	27
(.15)	10.27	8.41	233.50		.50	1.08	23

See accompanying notes which are an integral part of the financial statements.

2055 Strategy Fund 179

Russell Investment Company
2055 Strategy Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Distribution fees	$110
Shareholder servicing fees	283
$393

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized	Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)	of Period	Distributions	Distributions
Commodity Strategies Fund	$144	$56	$70	$(10	) $	11	$131	$—	$—
Global Infrastructure Fund	124	61	59	(2)		7	131	2	3
Global Real Estate Securities Fund	82	67	42	(2)		(2)	103	3	5
Select U.S. Equity Fund	1,101	268	608	43		78	882	8	—
U.S. Defensive Equity Fund	124	39	54	1		3	113	1	8
U.S. Dynamic Equity Fund	206	53	193	14		4	84	1	7
U.S. Small Cap Equity Fund	350	105	190	10		44	319	2	1
Strategic Bond Fund	288	177	134	(3)		(9)	319	9	2
Emerging Markets Fund	329	157	159	1		29	357	4	—
Global Equity Fund	535	169	243	—		18	479	8	31
Select International Equity Fund	834	313	376	(30)		94	835	17	—
	$4,117	$1,465	$2,128	$22		$277	$3,753	$55	$57

Federal Income Taxes

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$3,437,409
Unrealized Appreciation	$322,883
Unrealized Depreciation	(7,061)
Net Unrealized Appreciation (Depreciation)	$315,822

See accompanying notes which are an integral part of the financial statements.

180 2055 Strategy Fund

Russell Investment Company
In Retirement Fund

Shareholder Expense Example — April 30, 2017 (Unaudited)

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Shareholder Expense Example	transactional costs. Therefore, the information under the heading
(“Example”).	“Hypothetical Performance (5% return before expenses)” is
useful in comparing ongoing costs only, and will not help you
Example	determine the relative total costs of owning different funds. In
As a shareholder of the Fund, you incur two types of costs: (1)	addition, if these transactional costs were included, your costs
transaction costs, including sales charges (loads) on certain	would have been higher.
purchase or redemption payments, and (2) ongoing costs,			Hypothetical
including distribution (12b-1) and/or service fees and other			Performance (5%
Fund expenses. The Example is intended to help you understand		Actual	return before
your ongoing costs (in dollars) of investing in the Fund and to	Class A	Performance	expenses)
Beginning Account Value
compare these costs with the ongoing costs of investing in other	November 1, 2016	$1,000.00	$1,000.00
mutual funds. The Example is based on an investment of $1,000	Ending Account Value
invested at the beginning of the period and held for the entire	April 30, 2017	$1,034.20	$1,023.55
period indicated, which for this Fund is from November 1, 2016	Expenses Paid During Period*	$1.26	$1.25
to April 30, 2017.	* Expenses are equal to the Fund's annualized expense ratio of 0.25%
(representing the six month period annualized), multiplied by the average
Actual Expenses	account value over the period, multiplied by 181/365 (to reflect the one-half
The information in the table under the heading “Actual	year period).
Performance” provides information about actual account values
and actual expenses. You may use the information in this column,			Hypothetical
Performance (5%
together with the amount you invested, to estimate the expenses		Actual	return before
that you paid over the period. Simply divide your account value by	Class R1	Performance	expenses)
$1,000 (for example, an $8,600 account value divided by $1,000	Beginning Account Value
= 8.6), then multiply the result by the number in the first column	November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
in the row entitled “Expenses Paid During Period” to estimate	April 30, 2017	$1,034.90	$1,024.79
the expenses you paid on your account during this period.	Expenses Paid During Period*	$—	$—

Hypothetical Example for Comparison Purposes	* There were no expenses charged to the Class.
The information in the table under the heading “Hypothetical
Hypothetical
Performance (5% return before expenses)” provides information			Performance (5%
about hypothetical account values and hypothetical expenses		Actual	return before
based on the Fund’s actual expense ratio and an assumed rate of	Class R4	Performance	expenses)
return of 5% per year before expenses, which is not the Fund’s	Beginning Account Value
	November 1, 2016	$1,000.00	$1,000.00
actual return. The hypothetical account values and expenses	Ending Account Value
may not be used to estimate the actual ending account balance or	April 30, 2017	$1,033.60	$1,023.55
expenses you paid for the period. You may use this information	Expenses Paid During Period*	$1.26	$1.25
to compare the ongoing costs of investing in the Fund and other
* Expenses are equal to the Fund's annualized expense ratio of 0.25%
funds. To do so, compare this 5% hypothetical example with the	(representing the six month period annualized), multiplied by the average
5% hypothetical examples that appear in the shareholder reports	account value over the period, multiplied by 181/365 (to reflect the one-half
of other funds.	year period).

In Retirement Fund 181

Russell Investment Company
In Retirement Fund

Shareholder Expense Example, continued — April 30, 2017 (Unaudited)

		Hypothetical
		Performance (5%
	Actual	return before
Class R5	Performance	expenses)
Beginning Account Value
November 1, 2016	$1,000.00	$1,000.00
Ending Account Value
April 30, 2017	$1,033.70	$1,022.32
Expenses Paid During Period*	$2.52	$2.51

* Expenses are equal to the Fund's annualized expense ratio of 0.50%
(representing the six month period annualized), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

182 In Retirement Fund

Russell Investment Company
In Retirement Fund

Schedule of Investments — April 30, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Affiliated Funds - 100.0%
Alternative - 6.2%
Commodity Strategies Fund Class Y	105,696	577
Global Infrastructure Fund Class Y	48,955	582
Global Real Estate Securities Fund Class Y	15,096	509
		1,668

Domestic Equities - 12.6%
Select U.S. Equity Fund Class Y	178,610	2,204
U.S. Defensive Equity Fund Class Y	12,952	658
U.S. Dynamic Equity Fund Class Y	1,963	21
U.S. Small Cap Equity Fund Class Y	14,818	477
		3,360

Fixed Income - 66.8%
Global Opportunistic Credit Fund Class Y	44,508	437
Investment Grade Bond Fund Class Y	208,111	4,414
Short Duration Bond Fund Class Y	181,387	3,477
Strategic Bond Fund Class Y	904,522	9,571
		17,899

International Equities - 14.4%
Emerging Markets Fund Class Y	32,504	594
Global Equity Fund Class Y	102,335	1,105
Select International Equity Fund Class Y	232,437	2,161
		3,860

Total Investments in Affiliated Funds
(cost $23,179)		26,787

Total Investments 100.0%
(identified cost $23,179)		26,787

Other Assets and Liabilities, Net - (0.0%)		(3)
Net Assets - 100.0%		26,784

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total	% of Net Assets
Investments in Affiliated Funds	$26,787	$—	$—	$—	$26,787	100.0
Total Investments	26,787	—	—	—	26,787	100.0
Other Assets and Liabilities, Net						(—)*
						100.0

See accompanying notes which are an integral part of the financial statements.

In Retirement Fund 183

Russell Investment Company
In Retirement Fund

Schedule of Investments, continued — April 30, 2017 (Unaudited)

* Less than 0.05% of net assets.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended April 30, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of the financial statements.

184 In Retirement Fund

Russell Investment Company
In Retirement Fund

Statement of Assets and Liabilities — April 30, 2017 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$23,179
Investments, at fair value(>)	26,787
Receivables:
Fund shares sold	13
Total assets	26,800

Liabilities
Payables:
Investments purchased	5
Fund shares redeemed	8
Accrued fees to affiliates	3
Total liabilities	16

Net Assets	$26,784

Net Assets Consist of:
Accumulated net realized gain (loss)	$(114)
Unrealized appreciation (depreciation) on investments	3,608
Shares of beneficial interest	37
Additional paid-in capital	23,253
Net Assets	$26,784

Net Asset Value, offering and redemption price per share:
Net asset value per share: Class A(#)	$7.32
Maximum offering price per share (Net asset value plus sales charge of 5.75%): Class A	$7.77
Class A — Net assets	$448,328
Class A — Shares outstanding ($.01 par value)	61,246
Net asset value per share: Class R1(#)	$7.14
Class R1 — Net assets	$15,478,927
Class R1 — Shares outstanding ($.01 par value)	2,166,429
Net asset value per share: Class R4(#)	$7.15
Class R4 — Net assets	$7,661,486
Class R4 — Shares outstanding ($.01 par value)	1,071,427
Net asset value per share: Class R5(#)	$7.14
Class R5 — Net assets	$3,195,178
Class R5 — Shares outstanding ($.01 par value)	447,679
Amounts in thousands
(>) Investments in affiliated funds	$26,787

(#) Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

In Retirement Fund 185

Russell Investment Company
In Retirement Fund

Statement of Operations — For the Period Ended April 30, 2017 (Unaudited)

Amounts in thousands
Investment Income
Income distributions from affiliated funds	$618

Expenses
Distribution fees - Class A	1
Distribution fees - Class R5	4
Shareholder servicing fees - Class R4	9
Shareholder servicing fees - Class R5	4
Total expenses	18
Net investment income (loss)	600

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	264
Capital gain distributions from affiliated funds	240
Net realized gain (loss)	504
Net change in unrealized appreciation (depreciation) on investments	(191)
Net realized and unrealized gain (loss)	313
Net Increase (Decrease) in Net Assets from Operations	$913

See accompanying notes which are an integral part of the financial statements.

186 In Retirement Fund

Russell Investment Company
In Retirement Fund

Statements of Changes in Net Assets

	Period
	Ended April 30, 2017	Fiscal Year Ended
Amounts in thousands	(Unaudited)	October 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$600	$893
Net realized gain (loss)	504	1,087
Net change in unrealized appreciation (depreciation)	(191)	(762)
Net increase (decrease) in net assets from operations	913	1,218

Distributions
From net investment income
Class A	(9)	(12)
Class R1	(361)	(505)
Class R4	(162)	(245)
Class R5	(68)	(131)
From net realized gain
Class A	(17)	(19)
Class R1	(620)	(745)
Class R4	(294)	(394)
Class R5	(132)	(248)
Net decrease in net assets from distributions	(1,663)	(2,299)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(971)	(9,259)
Total Net Increase (Decrease) in Net Assets	(1,721)	(10,340)

Net Assets
Beginning of period	28,505	38,845
End of period	$26,784	$28,505

See accompanying notes which are an integral part of the financial statements.

In Retirement Fund 187

Russell Investment Company
In Retirement Fund

Statements of Changes in Net Assets, continued

* Share transaction amounts (in thousands) for the periods ended April 30, 2017 and October 31, 2016 were as follows:

	2017 (Unaudited)		2016
	Shares	Dollars	Shares	Dollars

Class A
Proceeds from shares sold	—	$—	—	$—
Proceeds from reinvestment of distributions	4	26	4	30
Payments for shares redeemed	(2)	(14)	(4)	(30)
Net increase (decrease)	2	12	—	—
Class R1
Proceeds from shares sold	129	917	326	2,364
Proceeds from reinvestment of distributions	140	970	176	1,244
Payments for shares redeemed	(312)	(2,214)	(1,236)	(9,085)
Net increase (decrease)	(43)	(327)	(734)	(5,477)
Class R4
Proceeds from shares sold	86	618	243	1,765
Proceeds from reinvestment of distributions	66	456	90	638
Payments for shares redeemed	(205)	(1,480)	(366)	(2,660)
Net increase (decrease)	(53)	(406)	(33)	(257)
Class R5
Proceeds from shares sold	50	353	150	1,093
Proceeds from reinvestment of distributions	29	201	54	380
Payments for shares redeemed	(113)	(804)	(682)	(4,998)
Net increase (decrease)	(34)	(250)	(478)	(3,525)
Total increase (decrease)	(128)	$(971)	(1,245)	$(9,259)

See accompanying notes which are an integral part of the financial statements.

188 In Retirement Fund

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Russell Investment Company
In Retirement Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

		$
	$	Net	$	$	$	$
	Net Asset Value,	Investment	Net Realized	Total from	Distributions	Distributions
	Beginning of	Income (Loss)	and Unrealized	Investment	from Net	from Net
	Period	(a)(b)(e)	Gain (Loss)	Operations	Investment Income	Realized Gain
Class A
April 30, 2017*	7.52	.16	.08	.24	(.16)	(.28)
October 31, 2016	7.75	.20	.09	.29	(.20)	(.32)
October 31, 2015	10.88	.20	(.13)	.07	(.23)	(2.97)
October 31, 2014	11.05	.17	.33	.50	(.19)	(.48)
October 31, 2013	10.74	.36	.29	.65	(.29)	(.05)
October 31, 2012	10.10	.25	.55	.80	(.12)	(.04)

Class R1
April 30, 2017*	7.35	.16	.08	.24	(.17)	(.28)
October 31, 2016	7.59	.21	.09	.30	(.22)	(.32)
October 31, 2015	10.72	.17	(.08)	.09	(.25)	(2.97)
October 31, 2014	10.90	.21	.31	.52	(.22)	(.48)
October 31, 2013	10.60	.33	.34	.67	(.32)	(.05)
October 31, 2012	10.10	.27	.55	.82	(.28)	(.04)

Class R4(1)
April 30, 2017*	7.36	.15	.08	.23	(.16)	(.28)
October 31, 2016	7.59	.19	.10	.29	(.20)	(.32)
October 31, 2015	10.73	.15	(.09)	.06	(.23)	(2.97)
October 31, 2014	10.90	.17	.33	.50	(.19)	(.48)
October 31, 2013	10.60	.32	.32	.64	(.29)	(.05)
October 31, 2012	10.10	.27	.52	.79	(.25)	(.04)

Class R5(2)
April 30, 2017*	7.34	.15	.08	.23	(.15)	(.28)
October 31, 2016	7.57	.18	.09	.27	(.18)	(.32)
October 31, 2015	10.70	.16	(.12)	.04	(.20)	(2.97)
October 31, 2014	10.88	.16	.30	.46	(.16)	(.48)
October 31, 2013	10.58	.27	.34	.61	(.26)	(.05)
October 31, 2012	10.08	.24	.53	.77	(.23)	(.04)

See accompanying notes which are an integral part of the financial statements.

190 In Retirement Fund

				%	%	%
	$		$	Ratio of Expenses	Ratio of Expenses	Ratio of Net
	Net Asset Value,	%	Net Assets,	to Average	to Average	Investment Income	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	to Average	Portfolio
Total Distributions	Period	Return(c)(d)	(000)	Gross(f)(g)	Net(e)(f)(g)	Net Assets(b)(c)(e)	Turnover Rate(c)

(.44)	7.32	3.42	448.25		.25	2.15	14
(.52)	7.52	4.02	447.25		.25	2.65	21
(3.20)	7.75	.69	459.25		.25	2.39	56
(.67)	10.88	4.75	486.25		.25	1.60	34
(.34)	11.05	6.15	493.25		.25	3.30	19
(.16)	10.74	8.01	1,035.25		.25	2.43	20

(.45)	7.14	3.49	15,479	—	—	2.29	14
(.54)	7.35	4.24	16,242	—	—	2.90	21
(3.22)	7.59	.96	22,325	—	—	2.15	56
(.70)	10.72	5.00	14,897	—	—	1.95	34
(.37)	10.90	6.48	29,451	—	—	3.10	19
(.32)	10.60	8.32	36,665	—	—	2.66	20

(.44)	7.15	3.36	7,662.25		.25	2.09	14
(.52)	7.36	4.12	8,274.25		.25	2.67	21
(3.20)	7.59	.59	8,789.25		.25	1.95	56
(.67)	10.73	4.81	5,804.25		.25	1.56	34
(.34)	10.90	6.16	7,818.25		.25	2.95	19
(.29)	10.60	8.05	10,996.25		.25	2.59	20

(.43)	7.14	3.37	3,195.50		.50	2.10	14
(.50)	7.34	3.81	3,542.50		.50	2.54	21
(3.17)	7.57	.38	7,272.50		.50	1.97	56
(.64)	10.70	4.43	9,954.50		.50	1.47	34
(.31)	10.88	5.90	18,939.50		.50	2.57	19
(.27)	10.58	7.78	23,337.50		.50	2.35	20

See accompanying notes which are an integral part of the financial statements.

In Retirement Fund 191

Russell Investment Company
In Retirement Fund

Related Party Transactions, Fees and Expenses

Accrued fees payable to affiliates for the period ended April 30, 2017 were as follows:
Distribution fees	$760
Shareholder servicing fees	2,229
$2,989

Transactions (amounts in thousands) during the period ended April 30, 2017 with Underlying Funds which are, or were, an affiliated company are as follows:
	Fair Value,					Change in
	Beginning of		Realized Gain			Unrealized		Fair Value, End	Income	Capital Gains
	Period	Purchases	Sales	(Loss)		Gain (Loss)		of Period	Distributions	Distributions
Commodity Strategies Fund	$609	$56	$85	$(43	) $	40		$577	$—	$—
Global Infrastructure Fund	562	99	104	(8)		33		582	9	15
Global Real Estate Securities Fund	480	137	84	6		(30)		509	16	26
Select U.S. Equity Fund	2,731	135	975	128		185		2,204	19	—
U.S. Defensive Equity Fund	700	77	144	47		(22)		658	4	46
U.S. Dynamic Equity Fund	335	24	364	42		(16)		21	2	12
U.S. Small Cap Equity Fund	508	43	154	66		14		477	3	1
Global Opportunistic Credit Fund	948	51	556	(5)		(1)		437	21	—
Investment Grade Bond Fund	3,852	1,161	419	(7)		(173)		4,414	141	111
Short Duration Bond Fund	4,137	192	827	4		(29)		3,477	33	—
Strategic Bond Fund	9,982	1,048	1,039	28		(448)		9,571	302	56
Emerging Markets Fund	442	216	115	12		39		594	5	—
Global Equity Fund	1,212	155	306	30		14		1,105	18	73
Select International Equity Fund	2,011	421	438	(36)		203		2,161	45	—
	$28,509	$3,815	$5,610	$264		$(191	) $	26,787	$618	$240

Federal Income Taxes

At April 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of Investments	$23,808,195
Unrealized Appreciation	$3,280,454
Unrealized Depreciation	(301,821)
Net Unrealized Appreciation (Depreciation)	$2,978,633

See accompanying notes which are an integral part of the financial statements.

192 In Retirement Fund

Russell Investment Company
LifePoints® Funds

Notes to Schedules of Investments — April 30, 2017 (Unaudited)

Footnotes:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Statement of Assets and Liabilities.
(ÿ) Notional Amount in thousands.
(8) Unrounded units.

Foreign Currency Abbreviations:
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON – Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNH – Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Notes to Schedules of Investments 193

Russell Investment Company
LifePoints® Funds

Notes to Financial Highlights — April 30, 2017 (Unaudited)

(*) For the period ended April 30, 2016 (Unaudited)
(1) As of October 1, 2014, Class R2 shares were reclassified as Class R4 shares and all shareholders were issued of Class R4. Class R2 shares are no longer offered. The financial highlights for period ended October 31, 2014 reflect a consolidation of the financial activity of Class R2 shares for the period November 1, 2013 through October 1, 2014 and the financial activity of Class R4 shares for the period October 2, 2014 through October 31,
2014. All prior periods reflect the financial activity of Class R2 shares.
(2) As of October 1, 2014, Class R3 shares were reclassified as Class R5 shares and all shareholders were issued of Class R5. Class R3 shares are no longer offered. The financial highlights for period ended October 31, 2014 reflect a consolidation of the financial activity of Class R3 shares for the period November 1, 2013 through October 1, 2014 and the financial activity of Class R4 shares for the period October 2, 2014 through October 31,
2014. All prior periods reflect the financial activity of Class R3 shares.
(a) Average daily shares outstanding were used for this calculation.
(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the
Fund invests.
(c) The ratios for periods less than one year are not annualized.
(d) Total return for Class A does not reflect a front-end sales charge. If sales charges were included, the total return would be lower.
(e) May reflect amounts waived and/or reimbursed by Russell Investment Management, LLC (“RIM”) and/or Russell Investments Fund Services, LLC
(“RIFUS”).
(f) The ratios for periods less than one year are annualized.
(g) The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(h) Less than $.01 per share.

194 Notes to Financial Highlights

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements — April 30, 2017 (Unaudited)

1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 42 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 14 of these
Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company
Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a
Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust
Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the
Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

Target Portfolio Funds
Each of the Target Portfolio Funds listed in the table below is a “fund of funds” and diversifies its assets by investing principally, at present, in shares of several other RIC Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. In addition to investing in the Underlying Funds, Russell
Investment Management, LLC ("RIM"), the Funds' investment adviser, may seek to actively manage the Funds' overall exposure by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired risk/return profile for the Funds. The Funds may hold cash in connection with these investments. The Funds usually, but not always, pursue a strategy of being fully invested by exposing their cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization"). The following table shows each Fund's target strategic asset allocation to equity, fixed income, alternative and multi-asset asset classes effective on or about March 1, 2017. As of April 30, 2017, the equity
Underlying Funds in which the Funds may invest include the U.S. Defensive Equity, U.S. Dynamic Equity, U.S. Small Cap Equity,
Select U.S. Equity, Global Equity, Emerging Markets and Select International Equity Funds. The fixed income Underlying Funds in which the Funds may invest include the Global Opportunistic Credit, Unconstrained Total Return, Strategic Bond, Investment
Grade Bond and Short Duration Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the
Multi-Strategy Income Fund. The alternative Underlying Funds in which the Funds may invest include the Commodity Strategies,
Global Infrastructure and Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed income, alternative and multi-asset Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income, alternative or multi-asset category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

The following table shows the Target Portfolio Funds’ approximate expected target strategic asset allocations to equity, fixed income, alternative and multi-asset asset classes effective on or about March 1, 2017.

			Asset Allocation*
	Conservative	Moderate	Balanced	Growth	Equity Growth
Asset Allocation*	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Equity	8%	29.5%	51%	70%	85%
Fixed Income	63%	53%	38%	22%	7%
Multi-Asset	23%	10%	4%	0%	0%
Alternative#	6%	7.5%	7%	8%	8%

*	As described above, actual asset allocation may vary.
#	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.

Target Date Funds
Each of the Target Date Funds listed in the table below is a “fund of funds” and seeks to achieve its objective by investing in shares of several of the Underlying Funds which represent various asset classes. Each Fund currently intends to invest only in the

Notes to Financial Statements 195

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

Underlying Funds. The following table shows each Fund’s target strategic asset allocation to equity Underlying Funds, fixed income
Underlying Funds and alternative Underlying Funds. As of April 30, 2017, the equity Underlying Funds in which the Funds may invest include the U.S. Defensive Equity, U.S. Dynamic Equity, Select U.S. Equity, U.S. Small Cap Equity, Global Equity, Select
International Equity and Emerging Markets Funds. The fixed income Underlying Funds in which the Funds may invest include the
Global Opportunistic Credit, Strategic Bond, Investment Grade Bond and Short Duration Bond Funds. The alternative Underlying
Funds in which the Funds may invest include the Commodity Strategies, Global Infrastructure and Global Real Estate Securities
Funds. The 2020 Strategy, 2025 Strategy, 2030 Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy and 2055
Strategy Funds are referred to herein as the “Strategy Funds.” The allocation of each Strategy Fund’s assets to the Underlying
Funds in which it invests will become more conservative over time until approximately the year indicated in the Fund name, the
“target year,” at which time the allocation will remain fixed. The Strategy Funds are designed for investors who plan to retire close to the target year indicated in the Fund name. The allocation of the In Retirement Fund’s assets to the Underlying Funds in which it invests does not shift over time. The In Retirement Fund is intended for investors who have reached retirement age and are no longer contributing to their retirement savings. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on
RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying
Funds in a given year or such changes may be made one or more times in a year.

The following table shows the Target Date Funds’ approximate expected allocations to equity Underlying Funds, fixed income
Underlying Funds and alternative Underlying Funds effective on or about March 1, 2017.

		2020	2025	2030	2035
Asset Allocation*	Strategy Fund		Strategy Fund	Strategy Fund	Strategy Fund
Alternative Underlying Funds#		6.6%	7.2%	7.8%	9%
Equity Underlying Funds		33%	42.6%	54.5%	67%
Fixed Income Underlying Funds		60.4%	50.2%	37.7%	24%

	2040	2045	2050	2055	In Retirement
Asset Allocation*	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Fund
Alternative Underlying Funds#	10.5%	10.5%	10.5%	10.5%	6.6%
Equity Underlying Funds	82.5%	82.5%	82.5%	82.5%	27.1%
Fixed Income Underlying Funds	7%	7%	7%	7%	66.3%

*	As described above, actual asset allocation may vary.
#	Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds.

2. Significant Accounting Policies
The Funds’ financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017.
Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds'
financial statements and related disclosures.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”). The Funds value the shares of the Underlying Funds at the current net asset value
("NAV") per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating

196 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements 197

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.

Investment Income
Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Federal Income Taxes
Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund’s shareholders without regard to the income and capital gains (or losses) of the other Funds.

For each year, each Fund intends to qualify or continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended (the “Code”) and intends to distribute all of its taxable income and capital gains.
Therefore, no federal income tax provision is required for the Funds.

Each Fund files a U.S. tax return. At April 30, 2017, the Funds had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ended October 31, 2014 through October 31, 2016,

198 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds comply with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts the Funds’ liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Dividends and Distributions to Shareholders
Income dividends, capital gain distributions and return of capital, if any, are recorded on the ex-dividend date. Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income.

The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP primarily relate to investments in options, futures, forward contracts, swap contracts, the Underlying
Funds sold at a loss, wash sale deferrals and capital loss carryforwards. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their NAVs.

Expenses
Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include those expenses incurred by the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of the Underlying Funds’ fees and expenses incurred indirectly by the Funds will vary.

The Funds pay their own expenses other than those expressly assumed by RIM, the Funds’ adviser, or RIFUS. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed to a specific Fund are allocated among all Funds principally based on their relative net assets.

Derivatives
The Target Portfolio Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Target Portfolio Funds’ investment strategies.

The Target Portfolio Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the Target Portfolio Funds may enter into foreign exchange contracts for trade settlement purposes. The Target Portfolio
Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Target Portfolio Funds to perform as though cash were actually invested in the global equity market.

Hedging may be used by the Target Portfolio Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Target Portfolio Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Target Portfolio Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands

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between the Target Portfolio Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts.
While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Target Portfolio
Fund for exchange-traded and exchange-cleared transactions are noted as collateral or margin requirements in the Schedule of
Investments. Typically, the Target Portfolio Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In December 2015, the SEC proposed new regulations applicable to a mutual fund's use of derivatives. If adopted as proposed, these regulations could potentially limit or impact a Fund's ability to invest in derivatives and negatively affect the Fund's performance and ability to pursue its stated investment objectives.

The effects of derivative instruments, categorized by risk exposure, on the Statements of Assets and Liabilities and the Statements
of Operations, for the period ended April 30, 2017, if applicable, are disclosed in the Fair Value of Derivative Instruments table following each applicable Fund’s Schedule of Investments.

Foreign Currency Exchange Contracts
The Target Portfolio Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts
(“FX contracts”). From time to time, the Target Portfolio Funds may enter into FX contracts to hedge certain foreign currency-
denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended April 30, 2017, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement and hedging
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Target Portfolio Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Sold
Quarter Ended	January 31, 2017	April 30, 2017
Conservative Strategy Fund	$32,034,551	$30,870,965
Moderate Strategy Fund	106,698,176	112,894,431
Balanced Strategy Fund	587,073,313	637,611,073
Growth Strategy Fund	402,933,919	436,854,770
Equity Growth Strategy Fund	203,192,614	229,067,903

200 Notes to Financial Statements

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	Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2017	April 30, 2017
Conservative Strategy Fund	$31,737,688	$30,713,976
Moderate Strategy Fund	105,678,660	112,846,578
Balanced Strategy Fund	581,568,081	636,970,313
Growth Strategy Fund	398,990,787	437,208,656
Equity Growth Strategy Fund	201,505,953	229,022,431

Options
The Target Portfolio Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

The Target Portfolio Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

For the period ended April 30, 2017, the Target Portfolio Funds purchased or sold options primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Target Portfolio Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of options contracts measured by notional in USD.

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		Notional of Options Contracts Opened or
		Closed
Funds		January 31, 2017	April 30, 2017
Moderate Strategy Fund	Opened	$105,645,040	$50,047,432
	Closed	55,794,390	49,850,649
Balanced Strategy Fund	Opened	418,862,721	426,723,715
	Closed	494,171,312	418,862,721
Growth Strategy Fund	Opened	103,901,010	105,412,664
	Closed	421,576,051	103,901,010
Equity Growth Strategy Fund	Opened	42,212,451	43,866,099
	Closed	74,248,815	42,212,451

Futures Contracts
The Target Portfolio Funds may invest in futures contracts. The face or contract value of these instruments reflect the extent of the
Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates.
Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended April 30, 2017, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Target Portfolio Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of futures contracts measured by notional in USD.

		Notional of Futures Contracts Opened or
		Closed
Funds		January 31, 2017	April 30, 2017
Conservative Strategy Fund	Opened	$31,008,928	$35,575,944
	Closed	23,374,542	34,494,603
Moderate Strategy Fund	Opened	151,704,726	164,433,791
	Closed	137,731,096	160,695,693
Balanced Strategy Fund	Opened	733,291,971	792,794,086
	Closed	624,172,149	778,412,388
Growth Strategy Fund	Opened	599,696,479	578,675,357
	Closed	528,925,562	583,706,218
Equity Growth Strategy Fund	Opened	262,590,732	232,396,252
	Closed	225,807,624	246,370,950

Swap Agreements
The Target Portfolio Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it

202 Notes to Financial Statements

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Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party
(i.e., an exchange of floating rate payments for fixed rate payments).

The Target Portfolio Funds may enter into several different types of swap agreements including credit default, interest rate, total return and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk
(the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Equity swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Index swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

Credit Default Swaps
The Target Portfolio Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Target Portfolio Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Target Portfolio Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or

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have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Target Portfolio Funds may use credit default swaps on asset-
backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30,
2017, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.

204 Notes to Financial Statements

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Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended April 30, 2017, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash markets

The Target Portfolio Funds’ period end credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of credit default swap contracts.
For the purpose of this disclosure, the volume is measured by notional amounts outstanding at each quarter end.

	Credit Default Swap Notional Amounts
	Outstanding
Quarter Ended	January 31, 2017	April 30, 2017
Moderate Strategy Fund	$39,300,000	$39,300,000
Balanced Strategy Fund	217,299,965	217,300,000
Growth Strategy Fund	73,300,021	73,300,000
Equity Growth Strategy Fund	1,000,000	1,000,000

Total Return Swaps
The Target Portfolio Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions.
Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended April 30, 2017, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Target Portfolio Funds’ period end total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, the volume is measured by notional amounts outstanding at each quarter end.

	Total Return Swap Notional Amounts
	Outstanding
Quarter Ended	January 31, 2017	April 30, 2017
Moderate Strategy Fund	$6,278,795	$—
Balanced Strategy Fund	12,691,735	—
Growth Strategy Fund	11,547,867	—
Equity Growth Strategy Fund	5,479,128	—

Master Agreements
Certain Target Portfolio Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA
Master Agreements”) with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle

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either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master
Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain Target Portfolio Funds utilized multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable
(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Class Allocation
Each of the Funds presented herein may offer certain of the following classes of shares: Class A, Class A1, Class A2, Class A3,
Class C, Class C1, Class E, Class R1, Class R4, Class R5, Class S and Class T. All share classes have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications and the same terms and conditions. The separate classes of shares differ principally in the applicable sales charges, distribution fees and shareholder servicing fees.
Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform
(credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds or Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the “Assets”).
The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' and Underlying Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' and Underlying Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund or an Underlying
Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund or an Underlying Fund to greater market and liquidity

206 Notes to Financial Statements

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Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund or an Underlying Fund to underperform other types of investments.
3. Investment Transactions

Securities
During the period ended April 30, 2017, purchases and sales of investment securities (excluding short-term investments, options and futures) were as follows:

	Purchases	Sales
Conservative Strategy Fund	$48,082,498	$85,112,358
Moderate Strategy Fund	35,373,329	88,670,422
Balanced Strategy Fund	263,327,207	511,714,458
Growth Strategy Fund	181,273,261	332,520,228
Equity Growth Strategy Fund	57,415,961	129,865,161
2020 Strategy Fund	9,640,343	17,887,028
2025 Strategy Fund	4,684,251	5,440,397
2030 Strategy Fund	13,694,493	13,935,968
2035 Strategy Fund	4,016,000	5,487,206
2040 Strategy Fund	5,673,627	7,439,263
2045 Strategy Fund	2,252,475	3,817,118
2050 Strategy Fund	2,533,532	4,017,598
2055 Strategy Fund	1,464,538	2,127,994
In Retirement Fund	3,815,493	5,609,579

4. Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

The Target Portfolio Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of April 30, 2017, the
Target Portfolio Funds had invested $34,673,000 in the U.S. Cash Management Fund.

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or which the Fund controls, is controlled by or is under common control with. See each Fund’s Related Party Transactions, Fees and Expenses for
disclosure of transactions with affiliated companies.

Target Portfolio Funds
With respect to the Target Portfolio Funds, the advisory fee of 0.20% and administrative fee of up to 0.0425% are based upon the average daily net assets of the Funds and are payable monthly. The following shows the total amount of each of these fees paid by the Funds for the period ended April 30, 2017:

	Advisory	Administrative
Conservative Strategy Fund	$334,818	$71,149
Moderate Strategy Fund	547,174	116,274
Balanced Strategy Fund	2,355,682	500,583
Growth Strategy Fund	1,564,005	332,351
Equity Growth Strategy Fund	645,505	137,170

Notes to Financial Statements 207

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

RIFUS is paid a fee based upon the average daily net assets of the Funds for transfer agency and dividend disbursing services.
RIFUS retains a portion of this fee for its services provided to the Funds and pays the balance to unaffiliated agents who assist in providing these services. The following shows the total amount of this fee paid by the Funds for the period ended April 30, 2017:

Amount
Conservative Strategy Fund	$334,818
Moderate Strategy Fund	547,174
Balanced Strategy Fund	2,355,682
Growth Strategy Fund	1,564,005
Equity Growth Strategy Fund	645,505

Target Date Funds
For the 2020 Strategy, 2025 Strategy, 2030 Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy, 2055 Strategy
and In Retirement Funds, RIM agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the
Funds invest which are borne directly by the Funds.

Waivers and Reimbursements

Target Portfolio Funds
Until February 28, 2018, RIM has contractually agreed to waive up to the full amount of its advisory fee and then reimburse each Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct Fund-level operating expenses do not include transfer agency fees, Rule 12b-
1 distribution fees, shareholder servicing fees, extraordinary expenses or the expenses of other investment companies in which the Funds invest which are borne indirectly by the Funds. These waivers and reimbursements may not be terminated during the relevant period except with Board approval.

For the Conservative Strategy Fund, RIFUS has contractually agreed, until February 28, 2018, to waive 0.15% of its transfer agency fees for Class R1, R4 and R5 Shares and 0.02% of its transfer agency fees for Class A, C, E and S Shares. These waivers may not be terminated during the relevant period except with Board approval.

For the Moderate Strategy Fund, RIFUS has contractually agreed, until February 28, 2018, to waive 0.08% of its transfer agency fees for Class A, C, R1, R4 and R5 Shares. This waiver may not be terminated during the relevant period except with Board approval.

For the Balanced Strategy Fund, RIFUS has contractually agreed, until February 28, 2018, to waive 0.06% of its transfer agency fees for Class R1, R4 and R5 Shares and 0.10% of its transfer agency fees for Class A and C Shares. These waivers may not be terminated during the relevant period except with Board approval.

For the Growth Strategy Fund, RIFUS has contractually agreed, until February 28, 2018, to waive 0.05% of its transfer agency fees for Class R1, R4 and R5 Shares. This waiver may not be terminated during the relevant period except with Board approval.

For the Equity Growth Strategy Fund, RIFUS has contractually agreed, until February 28, 2018, to waive 0.08% of its transfer agency fees for Class R1, R4 and R5 Shares. This waiver may not be terminated during the relevant period except with Board approval.

As of April 30, 2017, RIM and RIFUS waived the following expenses:

	RIM Waiver	RIFUS Waiver	Total
Conservative Strategy Fund	$340,668	$63,833	$404,501
Moderate Strategy Fund	502,308	176,765	679,073
Balanced Strategy Fund	1,804,646	1,077,902	2,882,548
Growth Strategy Fund	1,241,341	50,386	1,291,727
Equity Growth Strategy Fund	576,601	29,752	606,353

208 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

Distributor and Shareholder Servicing
Russell Investments Financial Services, LLC (the “Distributor”), a wholly owned subsidiary of RIM, is the distributor for the
Investment Company, pursuant to a distribution agreement with the Investment Company.

The Investment Company has distribution plans pursuant to Rule 12b-1 (the “Plans”) under the Investment Company Act. Under the Plans, the Investment Company is authorized to make payments to the Distributor or any selling agents, as defined in the Plans, for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class A,
Class C and Class R5 Shares subject to the Plans. The 12b-1 distribution payments shall not exceed 0.25% of the average daily net assets of a Fund’s Class A or Class R5 Shares or 0.75% of the average daily net assets of a Fund’s Class C Shares on an annual basis.

Under the Plan for Class R4 and Class R5 Shares, the Funds may make payments to the Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’ clients who beneficially own Class R4 and Class R5 Shares of the Funds. The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a
Fund’s Class R4 and Class R5 Shares on an annual basis.

In addition, the Investment Company has adopted a Shareholder Services Plan under which the Funds may make payments to the
Distributor or any servicing agent for any activities or expenses primarily intended to assist, support or service the servicing agents’
clients who beneficially own Class C and Class E Shares of the Funds. The shareholder servicing payments shall not exceed 0.25%
of the average daily net assets of a Fund’s Class C and Class E Shares on an annual basis.

Pursuant to the rules of the Financial Industry Regulatory Authority (“FINRA”), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Class A, Class C, Class E, Class R4 and Class R5 Shares of the Funds may not
exceed 7.25%, 6.25%, 6.25%, 6.25% and 6.25%, respectively, of total gross sales, subject to certain exclusions. These limitations are imposed at the class level on each class of shares of each Fund rather than on a per shareholder basis. Therefore, long-term shareholders of the Class A, Class C, Class E, Class R4 or Class R5 Shares may pay more than the economic equivalent of the maximum sales charges permitted by FINRA.

For the period ended April 30, 2017, the Distributor retained the following amounts in sales charges:

Contingent Deferred Sales Charges	Class A Shares
Moderate Strategy Fund	$343
Balanced Strategy Fund	534

For the period ended April 30, 2017, the sales commissions paid to the selling agents for the sale of Class A Shares were as follows:

	Aggregate	Class A Front-End
	Front-End	Sales Charges
	Sales Charges	Retained by
	on Class A Shares	Distributor
Conservative Strategy Fund	$55,968	$9,907
Moderate Strategy Fund	67,701	11,201
Balanced Strategy Fund	436,367	73,949
Growth Strategy Fund	443,023	70,140
Equity Growth Strategy Fund	124,574	19,798
2030 Strategy Fund	35	5

Board of Trustees
The Russell Investments Fund Complex consists of RIC, which has 42 funds and Russell Investment Funds ("RIF"), which has 9 funds. Each of the Trustees is a Trustee of RIC and RIF. The Russell Investments Fund Complex compensates each Trustee who is not an employee of RIM or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each Fund based on its net assets relative to other funds in the Russell Investments Fund Complex.

For the period ended April 30, 2017, the regular compensation paid to the Trustees by the Funds was $675,500 .

Notes to Financial Statements 209

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

5. Federal Income Taxes
At April 30, 2017, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

			No Expiration
	10/31/2018	10/31/2019	Short Term	Long-Term	Totals
Equity Growth Strategy Fund	$71,779,811	$19,352,964	$—	$—	$91,132,775

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

6. Record Ownership
As of April 30, 2017, the following table includes shareholders of record with greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Conservative Strategy Fund	3	60.0
Moderate Strategy Fund	2	56.4
Balanced Strategy Fund	3	65.5
Growth Strategy Fund	3	66.4
Equity Growth Strategy Fund	4	68.8
2020 Strategy Fund	4	60.8
2025 Strategy Fund	3	65.0
2030 Strategy Fund	3	59.8
2035 Strategy Fund	2	60.7
2040 Strategy Fund	3	62.1
2045 Strategy Fund	3	63.9
2050 Strategy Fund	3	63.4
2055 Strategy Fund	4	78.7
In Retirement Fund	3	56.4

7. Pending Legal Proceedings
The Strategic Bond Fund is one of several defendants in a bankruptcy adversary avoidance claim in a Consolidated Multidistrict
Action styled In Re: Motors Liquidation Company, et al., Debtors, Motors Liquidation Company Avoidance Action Trust, etc., v.
JPMorgan Chase Bank, et al., United States District Bankruptcy Court for the Southern District of New York.  The claim relates to alleged improper payments to the Fund as a participating lender in a term loan provided to General Motors Company due to the Fund’s security interests not being properly perfected.  The Fund has filed answers denying liability and a crossclaim against the administrative agent for the term loan lenders seeking damages arising from the agent’s failure to properly perfect the security interests of the lenders.

210 Notes to Financial Statements

Russell Investment Company
LifePoints® Funds

Notes to Financial Statements, continued — April 30, 2017 (Unaudited)

8. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustments of the financial statements or additional disclosure except the following:

At a meeting held on May 23, 2017, the Board approved liquidation of the Target Date Funds pursuant to a plan of Liquidation and
Dissolution of the Sub-Trusts (the Plan). Shareholders of the Funds may redeem their shares prior to the liquidation date. The Plan provides for the liquidation of each Fund’s assets on or before October 6, 2017, and a liquidating distribution to be paid to each
Fund’s shareholders of all of the proceeds of the liquidation as promptly as possible after the liquidation date.

Notes to Financial Statements 211

Russell Investment Company
LifePoints® Funds

Shareholder Requests for Additional Information — April 30, 2017 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii)
at https://russellinvestments.com; and (iii) at the Securities and Exchange Commission’s Office of Investor Education and Advocacy
(formerly, the Public Reference room).

The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2016 are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354; (ii) at https://russellinvestments.com; and (iii) on the Securities and Exchange Commission’s website at www. sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

212 Shareholder Requests for Additional Information

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers — April 30, 2017
(Unaudited)

The following tables provide information for each officer and Trustee of the Russell Investments Fund Complex. The Russell
Investments Fund Complex consists of Russell Investment Company RIC, which has 42 funds and Russell Investment
Funds (“RIF”), which has 9 funds. Each of the Trustees is a trustee of RIC and RIF. The first table provides information for the
Independent Trustees. The second table provides information for the Trustee Emeritus. The third table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies;
Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies and has been determined by the Board to be an “audit committee financial expert”; Mr. Connealy has had experience with other investment companies and their investment advisers, first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Ms. Krysty has had business, financial and investment experience as the founder and senior executive of a registered investment adviser focusing on high net worth individuals as well as a certified public accountant and a member of the boards of other corporations and non-profit organizations; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; and Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Investments	During the
				Fund	Past 5 Years
Complex
Overseen
by Trustee

INDEPENDENT TRUSTEES

Thaddas L. Alston,	Trustee since 2006	Appointed until	Senior Vice President, Larco	51	Until October
Born April 7, 1945		successor is	Investments, Ltd. (real estate firm)		2015, Trustee,
1301 Second Avenue,		duly elected and			Russell Exchange
18th Floor, Seattle, WA		qualified			Traded Funds
98101					Trust

Disclosure of Information about Fund Trustees and Officers 213

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2017 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Investments	During the
				Fund	Past 5 Years
Complex
Overseen
by Trustee
Kristianne Blake,	Trustee since 2000	Appointed until	• Director and Chairman of the	51	• Director, Avista
Born January 22, 1954	Chairman since 2005	successor is	Audit Committee, Avista Corp		Corp (electric
1301 Second Avenue,		duly elected and	(electric utilities)		utilities)
18th Floor, Seattle, WA		qualified	• Regent, University of		• Until June 30,
98101		Approved annually	Washington		2014, Director,
			• President, Kristianne Gates		Ecova (total
			Blake, P.S. (accounting services)		energy and
			• Until June 30, 2014, Director,		sustainability
			Ecova (total energy and		management)
			sustainability management)		• Until December
			• Until December 31, 2013,		31, 2013,
			Trustee and Chairman of		Trustee,
			the Operations Committee,		Principal
			Principal Investors Funds and		Investors Funds
			Principal Variable Contracts		(investment
			Funds (investment company)		company)
			• From April 2004 through		• Until December
			December 2012, Director, Laird		31, 2013,
			Norton Wealth Management		Trustee Principal
			and Laird Norton Tyee Trust		Variable
			(investment company)		Contracts Funds
(investment
company)
• From April
2004 through
December 2012,
Director, Laird
Norton Wealth
Management and
Laird Norton
Tyee Trust
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

*	Each Trustee is subject to mandatory retirement at age 75.

214 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2017 (Unaudited)

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Investments	During the
				Fund	Past 5 Years
Complex
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,	Trustee since 2012	Appointed until	• Retired	51	• Trustee and
Born June 26, 1951	Chairman of the	successor is	• Trustee and Chairperson of		Chairperson of
1301 Second Avenue,	Audit Committee	duly elected	Select Sector SPDR Funds		Select Sector
18th Floor, Seattle, WA	since 2017	and qualified	(investment company)		SPDR Funds
98101		Appointed until	• Until December 31, 2014,		(investment
		successor is	Chairperson of Audit		company)
		duly elected and	Committee, Select Sector SPDR		• From August
		qualified	Funds (investment company)		2012 through
May 6, 2016,
Trustee, ALPS
Series Trust
(investment
company)
• Until December
31, 2014,
Chairperson
of Audit
Committee,
Select Sector
SPDR Funds
(investment
company)
• Until October
2015, Trustee,
Russell
Exchange
Traded Funds
Trust

Daniel P. Connealy,	Trustee since 2003	Appointed until	• Retired	51	Until October
Born June 6, 1946		successor is	• June 2004 to June 2014, Senior		2015, Trustee,
1301 Second Avenue,		duly elected and	Vice President and Chief		Russell Exchange
18th Floor, Seattle, WA		qualified	Financial Officer, Waddell		Traded Funds
98101			& Reed Financial, Inc.		Trust
(investment company)

Katherine W. Krysty,	Trustee since 2014	Appointed until	• Retired	51	Until October
Born December 3, 1951		successor is	• January 2011 through March		2015, Trustee,
1301 Second Avenue		duly elected and	2013, President Emerita, Laird		Russell Exchange
18th Floor, Seattle, WA		qualified	Norton Wealth Management		Traded Funds
98101			(investment company)		Trust

Disclosure of Information about Fund Trustees and Officers 215

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2017 (Unaudited)

	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Name,	With Fund and	of	During the	Portfolios	Directorships
Age,	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
Address	Time Served			Investments	During the
				Fund	Past 5 Years
Complex
Overseen
by Trustee

INDEPENDENT TRUSTEES (continued)
Raymond P. Tennison,	Trustee since 2000	Appointed until	• Retired	51	Until October
Jr., Born December 21,	Chairman of	successor is	• From January 2008 to December		2015, Trustee,
1955	the Nominating	duly elected and	2011, Vice Chairman of the		Russell Exchange
1301 Second Avenue	and Governance	qualified	Board, Simpson Investment		Traded Funds
18th Floor, Seattle, WA	Committee since	Appointed until	Company (paper and forest		Trust
98101	2007	successor is	products)
duly elected and
qualified

Jack R. Thompson,	Trustee since 2005	Appointed until	• Retired	51	• Until October
Born March 21, 1949	Chairman of	successor is			2015, Trustee,
1301 Second Avenue,	the Investment	duly elected and			Russell
18th Floor, Seattle, WA	Committee since	qualified			Exchange
98101	2015	Appointed until			Traded Funds
		successor is			Trust
duly elected and
qualified

*	Each Trustee is subject to mandatory retirement at age 75.

Name,	Position(s) Held	Term	Principal Occupation(s)	No. of	Other
Age,	With Fund and	of	During the	Portfolios	Directorships
Address	Length of	Office *	Past 5 Years	in Russell	Held by Trustee
	Time Served			Investments	During the
				Fund	Past 5 Years
Complex
Overseen
by Trustee

TRUSTEE EMERITUS
George F. Russell, Jr.,	Trustee Emeritus and	Until resignation	• Director Emeritus, RIM	51	None
Born July 3, 1932	Chairman Emeritus	or removal
1301 Second Avenue,	since 1999
18th Floor, Seattle, WA
98101

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of		During the
Address	Length of	Office		Past 5 Years
Time Served

OFFICERS
Cheryl Wichers,	Chief Compliance	Until removed	• Chief Compliance Officer, RIC and RIF
Born December 16,	Officer since 2005	by Independent	• Chief Compliance Officer, RIFUS
1966		Trustees	• 2011 to 2016 Chief Compliance Officer, U.S. One, LLC
1301 Second Avenue			• 2005 to 2011 Chief Compliance Officer, RIM
18th Floor, Seattle, WA
98101

216 Disclosure of Information about Fund Trustees and Officers

Russell Investment Company
LifePoints® Funds

Disclosure of Information about Fund Trustees and Officers, continued — April 30,
2017 (Unaudited)

Name,	Positions(s) Held	Term	Principal Occupation(s)
Age,	With Fund and	of	During the
Address	Length of	Office	Past 5 Years
Time Served
Mark E. Swanson,	President and Chief	Until successor	• Global Head of Fund Services, Russell Investments
Born November 26,	Executive Officer	is chosen and	• President, CEO, Treasurer, Chief Accounting Officer and CFO, RIC
1963	since 2016	qualified by	and RIF
1301 Second Avenue	Treasurer, Chief	Trustees	• Director, and President, RIFUS
18th Floor, Seattle, WA	Accounting Officer		• Director, RIM, Russell Investments Trust Company (“RITC”) and
98101	and Chief Financial		Russell Investments Financial Services, LLC (“RIFIS”)
	Officer since 1998		• October 2011 to December 2013, Head of North America Operations
Russell Investments
• May 2009 to October 2011, Global Head of Fund Operations, Russell
Investments

Jeffrey T. Hussey,	Chief Investment	Until removed by	• Global Chief Investment Officer, Russell Investments
Born May 2, 1969	Officer since 2013	Trustees	• Chief Investment Officer, RIC and RIF
1301 Second Avenue,			• Chairman of the Board and President, RIM
18th Floor, Seattle WA			• Director, RITC, Russell Investments Implementation Services, LLC
98101			and Russell Investments Delaware, LLC
• Board of Managers, Russell Investments Funds Management, LLC
• 2003 to 2013 Chief Investment Officer, Fixed Income, Russell
Investments

Mary Beth R. Albaneze,	Secretary since 2010	Until successor	• Associate General Counsel, Russell Investments
Born April 25, 1969		is chosen and	• Secretary, RIM, RIFUS and RIFIS
1301 Second Avenue,		qualified by	• Secretary and Chief Legal Officer, RIC and RIF
18th Floor, Seattle, WA		Trustees	• Assistant Secretary, Russell Investments Insurance Agency, LLC
98101			(“RIIA”)(insurance agency) and U.S. One, LLC

Disclosure of Information about Fund Trustees and Officers 217

Russell Investment Company
LifePoints® Funds

Adviser and Service Providers — April 30, 2017 (Unaudited)

Independent Trustees	Administrator and Transfer and Dividend Disbursing
Thaddas L. Alston	Agent
Kristianne Blake	Russell Investments Fund Services, LLC
Cheryl Burgermeister	1301 Second Avenue
Daniel P. Connealy	Seattle, WA 98101
Katherine W. Krysty
Raymond P. Tennison, Jr.	Custodian
Jack R. Thompson	State Street Bank and Trust Company
1 Heritage Drive
Trustee Emeritus	North Quincy, MA 02171
George F. Russell, Jr.	Office of Shareholder Inquiries
Officers	1301 Second Avenue
Mark E. Swanson, President, CEO, Treasurer, Chief	Seattle, WA 98101
Accounting Officer and CFO	(800) 787-7354
Cheryl Wichers, Chief Compliance Officer
Jeffrey T. Hussey, Chief Investment Officer	Legal Counsel
Mary Beth R. Albaneze, Secretary	Dechert LLP
One International Place, 40th Floor
Adviser	100 Oliver Street
Russell Investment Management, LLC	Boston, MA 02110
1301 Second Avenue
Seattle, WA 98101	Distributor
Russell Investments Financial Services, LLC.
1301 Second Avenue
Seattle, WA 98101
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
1420 5th Avenue, Suite 2800
Seattle, WA 98101

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Investment Company. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

218 Adviser and Service Providers

-

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Item 5. Audit Committee of Listed Registrants. [Not Applicable]

Item 6. [Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12. Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-
2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By: _/s/ Mark E. Swanson__________________________________________________
Mark E. Swanson

President, Chief Executive Officer, Treasurer, Chief Accounting Officer and Chief Financial
Officer, Russell Investment Company

Date: July 5, 2017